UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

High-Yield Tax-Exempt Fund Investor Shares - VWAHX

High-Yield Tax-Exempt Fund Admiral™ Shares - VWALX

Intermediate-Term Tax-Exempt Fund Investor Shares - VWITX

Intermediate-Term Tax-Exempt Fund Admiral™ Shares - VWIUX

Limited-Term Tax-Exempt Fund Investor Shares - VMLTX

Limited-Term Tax-Exempt Fund Admiral™ Shares - VMLUX

Long-Term Tax-Exempt Fund Investor Shares - VWLTX

Long-Term Tax-Exempt Fund Admiral™ Shares - VWLUX

Ultra-Short-Term Tax-Exempt Fund Investor Shares - VWSTX

Ultra-Short-Term Tax-Exempt Fund Admiral™ Shares - VWSUX

Municipal Money Market Fund Investor Shares - VMSXX

Tax-Exempt Bond Index Fund ETF Shares - VTEB

Tax-Exempt Bond Index Fund Admiral™ Shares - VTEAX

Intermediate-Term Tax-Exempt Bond ETF ETF Shares - VTEI

Core Tax-Exempt Bond ETF ETF Shares - VCRM

Short Duration Tax-Exempt Bond ETF ETF Shares - VSDM

Vanguard High-Yield Tax-Exempt Fund

Investor Shares (VWAHX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	1.3%
1 to 3 Years	2.4%
3 to 5 Years	5.9%
5 to 10 Years	12.5%
10 to 20 Years	29.1%
20 to 30 Years	34.7%
Greater than 30 Years	10.0%
Other Assets and Liabilities—Net	4.1%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$15,809
Number of Portfolio Holdings	3,372
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR44

Vanguard High-Yield Tax-Exempt Fund

Admiral™ Shares (VWALX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	1.3%
1 to 3 Years	2.4%
3 to 5 Years	5.9%
5 to 10 Years	12.5%
10 to 20 Years	29.1%
20 to 30 Years	34.7%
Greater than 30 Years	10.0%
Other Assets and Liabilities—Net	4.1%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$15,809
Number of Portfolio Holdings	3,372
Portfolio Turnover Rate	14%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5044

Vanguard Intermediate-Term Tax-Exempt Fund

Investor Shares (VWITX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	3.2%
1 to 3 Years	6.5%
3 to 5 Years	10.4%
5 to 10 Years	29.9%
10 to 20 Years	45.2%
20 to 30 Years	2.6%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	1.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$76,087
Number of Portfolio Holdings	14,550
Portfolio Turnover Rate	11%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR42

Vanguard Intermediate-Term Tax-Exempt Fund

Admiral™ Shares (VWIUX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	3.2%
1 to 3 Years	6.5%
3 to 5 Years	10.4%
5 to 10 Years	29.9%
10 to 20 Years	45.2%
20 to 30 Years	2.6%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	1.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$76,087
Number of Portfolio Holdings	14,550
Portfolio Turnover Rate	11%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR542

Vanguard Limited-Term Tax-Exempt Fund

Investor Shares (VMLTX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	16.7%
1 to 3 Years	22.4%
3 to 5 Years	25.3%
5 to 10 Years	27.2%
10 to 20 Years	1.8%
20 to 30 Years	3.8%
Greater than 30 Years	0.7%
Other Assets and Liabilities—Net	2.1%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$30,718
Number of Portfolio Holdings	7,194
Portfolio Turnover Rate	15%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR31

Vanguard Limited-Term Tax-Exempt Fund

Admiral™ Shares (VMLUX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	16.7%
1 to 3 Years	22.4%
3 to 5 Years	25.3%
5 to 10 Years	27.2%
10 to 20 Years	1.8%
20 to 30 Years	3.8%
Greater than 30 Years	0.7%
Other Assets and Liabilities—Net	2.1%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$30,718
Number of Portfolio Holdings	7,194
Portfolio Turnover Rate	15%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR531

Vanguard Long-Term Tax-Exempt Fund

Investor Shares (VWLTX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	1.3%
1 to 3 Years	2.4%
3 to 5 Years	4.4%
5 to 10 Years	12.3%
10 to 20 Years	34.6%
20 to 30 Years	35.1%
Greater than 30 Years	6.0%
Other Assets and Liabilities—Net	3.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$16,889
Number of Portfolio Holdings	3,796
Portfolio Turnover Rate	16%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR43

Vanguard Long-Term Tax-Exempt Fund

Admiral™ Shares (VWLUX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	1.3%
1 to 3 Years	2.4%
3 to 5 Years	4.4%
5 to 10 Years	12.3%
10 to 20 Years	34.6%
20 to 30 Years	35.1%
Greater than 30 Years	6.0%
Other Assets and Liabilities—Net	3.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$16,889
Number of Portfolio Holdings	3,796
Portfolio Turnover Rate	16%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR543

Vanguard Ultra-Short-Term Tax-Exempt Fund

Investor Shares (VWSTX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	36.2%
1 to 3 Years	32.1%
3 to 5 Years	20.1%
5 to 10 Years	5.3%
10 to 20 Years	2.5%
20 to 30 Years	2.4%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$15,232
Number of Portfolio Holdings	3,331
Portfolio Turnover Rate	30%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR41

Vanguard Ultra-Short-Term Tax-Exempt Fund

Admiral™ Shares (VWSUX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	36.2%
1 to 3 Years	32.1%
3 to 5 Years	20.1%
5 to 10 Years	5.3%
10 to 20 Years	2.5%
20 to 30 Years	2.4%
Greater than 30 Years	0.5%
Other Assets and Liabilities—Net	0.9%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$15,232
Number of Portfolio Holdings	3,331
Portfolio Turnover Rate	30%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR541

Vanguard Municipal Money Market Fund

Investor Shares (VMSXX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Municipal Money Market Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets(as of April 30, 2025)

1 to 7 Days	90.5%
8 to 30 Days	1.5%
31 to 60 Days	3.1%
61 to 90 Days	1.7%
91 to 180 Days	1.1%
Over 180 Days	1.0%
Other Assets and Liabilities—Net	1.1%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$18,959
Number of Portfolio Holdings	986

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR45

Vanguard Tax-Exempt Bond Index Fund

ETF Shares (VTEB) NYSE Arca

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	5.0%
1 to 3 Years	8.6%
3 to 5 Years	7.7%
5 to 10 Years	18.8%
10 to 20 Years	30.0%
20 to 30 Years	26.3%
Greater than 30 Years	2.8%
Other Assets and Liabilities—Net	0.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$38,373
Number of Portfolio Holdings	9,787
Portfolio Turnover Rate	10%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR4391

Vanguard Tax-Exempt Bond Index Fund

Admiral™ Shares (VTEAX)

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	5.0%
1 to 3 Years	8.6%
3 to 5 Years	7.7%
5 to 10 Years	18.8%
10 to 20 Years	30.0%
20 to 30 Years	26.3%
Greater than 30 Years	2.8%
Other Assets and Liabilities—Net	0.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$38,373
Number of Portfolio Holdings	9,787
Portfolio Turnover Rate	10%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR591

Vanguard Intermediate-Term Tax-Exempt Bond ETF

ETF Shares (VTEI) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	6.5%
1 to 3 Years	12.2%
3 to 5 Years	11.2%
5 to 10 Years	26.9%
10 to 20 Years	42.4%
20 to 30 Years	0.0%
Other Assets and Liabilities—Net	0.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$529
Number of Portfolio Holdings	3,359
Portfolio Turnover Rate	11%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV037

Vanguard Core Tax-Exempt Bond ETF

ETF Shares (VCRM) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Core Tax-Exempt Bond ETF (the "Fund") for the period of November 19, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5Footnote Reference1	0.12%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	5.3%
1 to 3 Years	7.5%
3 to 5 Years	8.1%
5 to 10 Years	16.6%
10 to 20 Years	30.6%
20 to 30 Years	23.5%
Greater than 30 Years	6.1%
Other Assets and Liabilities—Net	2.3%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$218
Number of Portfolio Holdings	970
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV040

Vanguard Short Duration Tax-Exempt Bond ETF

ETF Shares (VSDM) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Short Duration Tax-Exempt Bond ETF (the "Fund") for the period of November 19, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5Footnote Reference1	0.12%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets(as of April 30, 2025)

Less than 1 Year	6.3%
1 to 3 Years	24.1%
3 to 5 Years	30.3%
5 to 10 Years	36.2%
10 to 20 Years	0.7%
20 to 30 Years	1.3%
Greater than 30 Years	0.3%
Other Assets and Liabilities—Net	0.8%

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$88
Number of Portfolio Holdings	707
Portfolio Turnover Rate	4%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV039

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard High-Yield Tax-Exempt Fund

Contents
Financial Statements	1

High-Yield Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (95.8%)
Alabama (3.9%)
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	9/1/44	1,065	983
Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,026
Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,072
Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/26	15,710	15,681
Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/29	28,430	27,930
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	32,705	33,656
Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	35,105	36,714
Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	7,765	7,772
Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	10,665	10,646
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,090	12,083
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	27,535	27,435
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	9,830	10,275
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	4,700	4,944
Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	40,220	42,023
Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	615	603
Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	15,380	15,994
Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	14,945	15,839
Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/34	21,700	22,862
DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,482
DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,165	5,997
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	710	761
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	13,050	14,183
Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	12,395	13,150
Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/54	2,085	2,121
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/54	2,115	2,152
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/56	1,235	1,176
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	3,000	2,692
Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,670	13,524
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	594
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	565
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	638
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	495
Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	577
Jefferson County AL Sewer Revenue	5.500%	10/1/53	51,150	52,353
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/34	6,510	6,773
Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	3,500	3,660
Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,410	7,413
Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	5.000%	6/1/54	10,050	9,530
Mobile County IDA Resource Recovery Revenue (AM/NS Calvert LLC Project)	4.750%	12/1/54	20,000	18,219
Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,738
Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	33,150	34,632
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/33	16,910	17,839
Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/35	28,415	29,122
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	10,950	10,885
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	3,470	3,678
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	7,945	8,161
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	37,035	38,270
Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,655	1,727
Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/31	10,610	11,107
Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	1,835	1,924
University of Alabama at Birmingham College & University Revenue	4.000%	7/1/42	7,715	7,396
				621,072
1

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alaska (0.0%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/54	1,975	2,143
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	3,000	2,951
[1]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,186
					6,137
Arizona (1.6%)
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/49	2,110	1,964
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.375%	7/1/53	1,000	966
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/54	2,500	2,276
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.500%	7/1/58	1,100	1,077
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	823
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,613
	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Fire Mesa & Red Rock Campus Project)	5.000%	7/15/39	2,075	2,041
[1]	Arizona IDA Charter School Aid Revenue (Doral Academy of Northern Nevada Project)	4.000%	7/15/56	475	362
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	250	244
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	350
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	660
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	639
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	9,425	7,519
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/40	920	899
[1]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	5.000%	12/15/50	1,500	1,391
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	3.000%	12/15/31	530	480
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/41	725	620
[1]	Arizona IDA Charter School Aid Revenue (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects)	4.000%	12/15/51	1,275	984
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	962
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	957
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	475
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,455
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	6,875	5,867
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/54	6,125	6,560
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	4,984	5,031
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/54	2,000	2,013
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/58	1,500	1,507
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	300
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	22,275	668
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	151
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	5.000%	9/1/27	23,110	23,471
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.100%	6/15/28	7,500	7,496
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.000%	6/1/29	39,900	39,678
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	329
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	247
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	715
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,101
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	360
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	279
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	445
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,387
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/54	2,525	2,331
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	1,042
[1]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	125	123
[1]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	407
[1]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	1,754
[1]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	5,835
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,365	1,439
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,755	1,844
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,010	1,054
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,335	1,382
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	2,200	2,245
[1]	Maricopa County IDA Industrial Revenue	4.000%	10/15/47	4,950	4,130
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	1,000	1,003
[4,5]	Mesa AZ Utility System Multiple Utility Revenue	4.500%	7/1/49	4,000	3,897
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	1,700	1,724
2

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,586
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	3,000	2,550
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	5,000	3,882
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	1,640	1,273
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/52	2,150	1,941
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	4,400	3,310
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	700	527
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	2,000	1,758
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,005
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/54	5,000	5,191
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	18,500	19,542
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	8,739
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,975	2,053
[1]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/58	8,525	8,601
[1]	Sierra Vista IDA Charter School Aid Revenue (Champion Schools Project)	6.375%	6/15/64	1,635	1,680
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,448
	Yavapai County IDA Resource Recovery Revenue (Waste Management Inc. Project)	4.250%	3/1/28	10,420	10,319
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/49	1,500	1,545
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/54	9,980	10,171
					251,693
Arkansas (0.5%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,045
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,090	3,063
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,413
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	975	955
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,000	975
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	6,046
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	5,996
[1]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	10,000	8,940
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/55	1,500	1,562
	Osceola AR Sewer Revenue PUT	5.500%	1/2/26	37,000	36,993
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.250%	3/1/53	4,000	4,156
	Searcy AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/44	3,700	3,399
	University of Arkansas College & University Revenue	5.000%	12/1/45	1,000	1,017
					79,560
California (10.1%)
[6,7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,350	5,782
[6]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	4,000	3,325
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,756
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/42	4,250	4,427
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/49	8,500	8,737
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	5.250%	7/1/54	7,500	7,659
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	25,645	25,646
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	5,460	5,673
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	29,440	30,535
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	19,920	20,933
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	9,660	10,341
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	19,940	20,895
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	14,430	15,163
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	10,500	11,061
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	17,500	18,401
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	34,560	36,222
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	54,400	56,104
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	22,685	24,269
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	20,745	20,702
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	60,000	63,051
3

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	23,010	23,703
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	25,245	26,704
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/35	25,075	25,817
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,217
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	4,455	3,875
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,435	4,474
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	13,000	10,014
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	17,370	12,110
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	13,750	10,394
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,235	3,285
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	2,446
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	12,682
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	10,045	6,898
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/57	2,000	1,299
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,910	1,649
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	985
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	400	393
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,495	1,311
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,627
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	6,640
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,000	1,092
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	8,309
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,224
	California GO	3.000%	12/1/43	1,500	1,205
	California GO	3.000%	12/1/46	2,000	1,568
	California GO	5.000%	3/1/49	1,980	2,095
	California GO	5.000%	3/1/55	1,590	1,670
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,495	1,528
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,810	8,296
	California Housing Finance Agency	4.000%	3/20/33	12,739	12,571
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	4,862	4,853
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,755	4,664
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	21,300	20,256
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	12,505	11,402
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,148	3,107
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,359
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	7,000	6,692
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,495	1,408
[1]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/54	20,000	20,200
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.125%	7/1/54	1,500	1,385
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.250%	7/1/64	1,000	921
[1]	California Municipal Finance Authority Charter School Aid Revenue (Belle Mente Montessori Academy Project)	5.000%	6/1/28	295	297
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	890	882
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	1,921
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	2,016
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	5,571
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,412
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,550	6,775
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,364
	California Municipal Finance Authority Industrial Revenue (United Airlines Inc. Project)	4.000%	7/15/29	5,000	4,839
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	1,817
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	6/30/31	3,100	3,161
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/33	4,000	4,048
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	5,250	4,483
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/54	1,650	1,731
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/64	2,000	2,114
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,000	934
	California Municipal Finance Authority Resource Recovery Revenue PUT	3.875%	3/1/34	16,500	15,861
	California Municipal Finance Authority Revenue	4.200%	8/1/40	1,260	1,220
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.750%	9/1/53	1,850	1,937
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/37	2,300	2,388
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/38	2,000	2,066
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/45	1,200	1,207
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,250
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	170	164
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,422
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	1,110	985
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	1,081
4

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/54	12,110	11,310
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/59	17,495	15,945
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/65	6,665	6,925
[6]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	6,805	1,932
[1]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/62	5,125	4,645
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/45	1,630	1,724
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/46	4,400	4,636
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/50	12,125	12,683
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	13,650	13,741
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	3,520	3,043
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	20,124
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,555
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,252
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,775	1,696
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/51	1,985	1,651
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	8,045	8,496
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,113
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	3,657
[1]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	4,740
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	4,455	3,683
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,644
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	1,000	801
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,750	3,624
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,585
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	2,000	1,608
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	3,827
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	13,050	10,313
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/46	2,000	1,538
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,840	7,433
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	8,775	7,014
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,690	3,410
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	5,665	4,505
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,091
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	3,500	2,979
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/56	5,000	3,228
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	11,440	7,636
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	11,920	8,660
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,130	18,045
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	6,379
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	8,230	5,427
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	669
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,600
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	4,500	2,823
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	1,500	1,056
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	7,175	4,963
[6]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,387
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	507
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	1,000	1,142
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	10,036	9,626
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/51	2,500	2,503
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	25,000	2,680
[8]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	9,354
[1]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/61	10,500	9,342
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,227
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	4,740	4,740
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,832
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,723
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	824
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	3,565	3,418
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,562
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	938
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/42	7,500	7,922
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/43	4,500	4,706
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/44	4,000	4,161
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/46	3,460	3,101
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	5,500	5,517
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/47	18,000	18,727
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,819
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	13,735	12,039
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/50	10,000	10,282
5

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	4,036
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/55	40,000	41,891
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	4.000%	11/15/31	140	143
	Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	11/15/31	105	114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	710	761
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	2,880	3,026
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,560	1,650
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,985	2,081
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	670	686
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	785	810
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	425	438
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	360	375
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	690	719
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	860	898
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	600	610
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,815	2,935
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,695	1,727
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	100	102
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	100	103
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	560	579
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,350	1,398
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,160	2,193
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	105	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	690	708
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	390	401
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	295	300
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,390	1,415
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	525	536
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	525	533
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	675	685
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	750	760
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	3,285	3,328
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	595	603
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	545	546
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	2,385	2,391
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	1,125	1,130
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	455	457
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	9,035	8,934
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	210	209
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	555	550
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	110	117
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	95	101
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	265	282
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	60	64
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	115	123
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	65	69
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,950	2,031
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	250	258
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	65	68
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	105	110
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	270	279
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	840	870
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	335	347
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	45	46
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	80	82
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	70	71
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	125	127
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	3,350	3,401
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	3,285	3,266
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
[5]	Modesto High School District GO	5.250%	8/1/50	2,425	2,593
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,519
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,549
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,252
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,536
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	5,855	6,136
[6]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	632
[6]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	511
[6]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	482
[6]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	476
6

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	535
[6]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	641
[4]	Palomar Health GO	0.000%	8/1/33	8,805	5,836
	Palomar Health GO	4.000%	8/1/35	4,000	3,533
[4]	Palomar Health GO	7.000%	8/1/38	10,740	11,792
[2]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,484
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	10,000	4,334
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,656
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,531
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,345
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,094
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	4,910
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,027
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/37	4,500	4,854
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/38	3,500	3,752
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	8,435	7,292
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	6,500	6,501
[2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	11,310	9,552
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	3,000	3,000
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	1,985	1,920
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/42	8,240	6,765
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,145
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	10,255
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,221
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	5,000	5,136
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,509
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,588
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,317
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	18,760	18,800
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/44	5,000	5,148
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/45	3,000	3,006
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/49	9,890	8,607
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	19,010	18,989
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/50	2,845	2,467
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	10,000	9,956
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/55	10,000	10,228
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/29	110	110
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, Prere.	4.000%	5/1/29	270	270
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	5,000	5,191
[2]	San Francisco Community College District GO	3.000%	6/15/45	5,000	3,841
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	12,767
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/35	25,475	27,976
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/37	4,525	4,755
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	15,445	16,061
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/42	525	536
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/38	3,080	3,230
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	175	178
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/49	9,955	10,152
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/46	2,270	1,706
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/50	2,755	1,994
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,158
7

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	40	38
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	5,495
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/46	3,500	676
	University of California College & University Revenue	5.000%	5/15/44	1,325	1,408
	University of California College & University Revenue	5.000%	5/15/46	6,440	6,800
	University of California College & University Revenue	5.000%	5/15/47	3,350	3,530
	University of California College & University Revenue	5.000%	5/15/53	16,955	17,733
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	1,500	1,126
[6]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,294
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,629
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,281
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	4,144
					1,596,520
Colorado (2.8%)
[1]	Aerotropolis Regional Transportation Authority Ad Valorem Property Tax Revenue	5.500%	12/1/44	5,000	4,927
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	13,675
[5]	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/50	1,425	1,488
[5]	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/55	1,955	2,025
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	487
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	584
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,082
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/50	2,285	2,088
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/55	26,960	24,983
[1]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,003
	Canyons Metropolitan District No. 5 GO	6.500%	12/1/54	3,150	3,108
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/29	1,120	1,064
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/29	13,656	13,521
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	425	363
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	579	440
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,069
	Colorado COP	6.000%	12/15/40	5,000	5,721
	Colorado COP	6.000%	12/15/41	3,570	4,047
	Colorado COP	5.000%	11/1/49	13,095	13,600
	Colorado COP	5.000%	11/1/53	4,285	4,427
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,313
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,379
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,647
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,848
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,404
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,447
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	6,275	5,995
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,093
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,855	4,031
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	3,205	2,895
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,000	11,893
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	11,680	10,084
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	10,000	8,714
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/54	8,585	8,753
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	2,089
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	992
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	897
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	3,700	4,023
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	12,000	12,507
[6]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/54	1,000	1,006
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/48	1,000	1,044
	Crowfoot Valley Ranch Metropolitan District No. 2 GO	6.125%	12/15/54	2,855	2,806
	Del Norte CO Health, Hospital, Nursing Home Revenue (RIO Grande Hospital Refunding Project)	5.800%	12/1/54	880	805
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	23,600	23,414
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,125
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/37	700	763
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/38	1,000	1,083
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/39	1,250	1,346
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/40	750	805
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/41	1,000	1,066
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/41	1,325	1,443
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/42	2,000	2,027
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	4,125	4,401
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	1,000	1,060
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/43	1,060	1,117
8

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/43	10,000	9,031
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.750%	11/15/45	8,750	9,363
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/47	3,955	3,969
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/48	32,850	28,636
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	12/1/48	15,500	15,617
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/53	7,500	6,572
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/53	10,250	10,641
[1]	DIATC Metropolitan District GO	5.000%	12/1/39	2,735	2,575
[1]	DIATC Metropolitan District GO	5.000%	12/1/49	3,500	3,103
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,272
[10]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.671%	9/1/39	5,275	5,220
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,479
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,975
	Grand Junction CO Sales Tax Revenue	4.125%	3/1/54	5,420	4,870
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,343
[4]	Gypsum CO Sewer Revenue	5.000%	12/1/54	4,885	5,032
	Hess Ranch Metropolitan District No. 5 Special Assessment Revenue	6.000%	12/1/43	1,500	1,489
[1]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,619
	Independence Metropolitan District No. 3 GO	5.375%	12/1/54	2,960	2,701
	Meridian Ranch Metropolitan District GO	6.750%	12/1/52	3,425	3,391
[6]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	3,953	3,612
	Mirabelle Metropolitan District No. 2 GO	6.125%	12/15/49	2,100	2,080
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,113
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,402
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/46	2,150	2,207
[1]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,070	1,062
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	421
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	502
[1]	Pueblo Urban Renewal Authority Tax Increment/Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	776
[1]	Pueblo Urban Renewal Authority Tax Increment/Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	7,703
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,650	1,627
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	479
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,715	4,616
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	383
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,070	4,213
	Southglenn Metropolitan District GO	3.500%	12/1/26	3,000	2,940
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,567
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	5,675	5,219
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	299
	St. Vrain Lakes Metropolitan District No. 2 GO	6.375%	11/15/54	2,000	2,001
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,397
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	734	735
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/54	1,472	1,479
	Trails at Crowfoot Metropolitan District No. 3 GO	6.875%	12/15/52	1,375	1,353
[6]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,505
[6]	Vauxmont Metropolitan District GO	3.250%	12/15/50	4,685	3,554
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,386	1,244
[1]	West Meadow Metropolitan District GO	6.000%	12/1/38	1,000	1,007
[1]	West Meadow Metropolitan District GO	6.500%	12/1/50	2,750	2,772
[7]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	902
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/54	4,000	4,136
[6]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,480
					435,701
Connecticut (0.6%)
	Connecticut GO	3.000%	1/15/34	1,000	927
	Connecticut GO	3.000%	1/15/36	1,050	938
	Connecticut GO	3.000%	1/15/37	1,045	916
	Connecticut GO	3.000%	1/15/38	2,070	1,779
	Connecticut GO	3.000%	1/15/39	2,400	2,025
	Connecticut GO	3.000%	1/15/40	4,815	3,971
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	1,055	1,034
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	1,615	1,729
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,260	2,459
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/44	2,000	2,112
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,728
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	2,725
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/53	5,060	5,148
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.375%	7/1/54	2,000	1,888
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,235	2,174
9

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,000	1,943
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,681
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,433
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	967
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,804
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,250	2,064
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,157
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	3,810	3,461
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,527
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	5,060
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,090	7,002
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	1,823
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Church Home of Hartford Inc. Project)	5.000%	9/1/53	3,460	3,017
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	3,225	3,005
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/51	4,490	3,923
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	1,005	1,009
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	6,065	5,275
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/34	3,690	3,553
[1]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/35	4,000	3,943
	Norwalk Housing Authority Revenue	4.400%	9/1/42	1,000	995
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.500%	10/1/55	2,185	2,195
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.250%	10/1/60	1,695	1,651
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/41	575	510
[1]	Steel Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/51	1,655	1,326
					91,877
Delaware (0.1%)
[1]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	9,937	7,883
[1]	Bridgeville DE Special Obligation Revenue	5.250%	7/1/44	875	876
[1]	Bridgeville DE Special Obligation Revenue	5.625%	7/1/53	1,000	1,011
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,337
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,269
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	421
[1]	Millsboro DE Special Obligation Revenue	5.125%	7/1/38	3,000	2,883
					18,680
District of Columbia (1.2%)
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	395	399
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,385
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	809
	District of Columbia Charter School Aid Revenue	5.625%	6/1/44	500	505
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,236
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	4,559
	District of Columbia College & University Revenue	5.000%	10/1/30	4,470	4,446
	District of Columbia College & University Revenue	5.000%	10/1/45	12,260	11,349
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,761
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	2,805	2,473
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	2,430	2,054
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	530	526
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,008
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	888
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,000	951
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,187
	District of Columbia Income Tax Revenue	5.250%	5/1/48	10,000	10,509
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,034
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	10,000	10,640
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	3,668
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	3,053
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/36	2,175	2,274
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,209
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,590
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	2,335	2,427
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,495
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,055
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	1,860	1,923
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,222
10

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,042
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/39	1,775	1,876
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,818
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/40	2,575	2,712
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	950	879
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.250%	10/1/41	2,750	2,893
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/42	3,000	3,044
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/44	5,000	5,037
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	7,066
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	25,425	21,936
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,650	11,947
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,780	4,997
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	29,677
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,000	4,047
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	4,905	5,121
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/59	2,550	2,667
					196,394
Florida (5.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/56	3,065	3,361
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	480
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	7,170	6,145
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,596
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	1,031
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,334
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,320	3,410
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/53	3,125	2,881
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/58	5,000	4,550
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,565	1,498
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,393
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,170
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,500
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	5,376
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	3,158
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	21,248
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	40,000	2,464
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/41	710	605
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/41	695	590
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/51	1,725	1,317
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/56	695	516
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,137
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	1,905
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,144
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	8,220
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	5,996
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/39	640	601
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/49	1,255	1,105
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/54	1,075	924
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/55	1,000	925
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,700
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,471
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,425	3,923
[1,3]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	8
[1]	Capital Trust Authority Charter School Aid Revenue	5.250%	6/15/59	1,000	930
[1]	Capital Trust Authority Charter School Aid Revenue (Academir Charter Schools Inc. Project)	5.250%	6/1/54	2,365	2,193
[1]	Capital Trust Authority Charter School Aid Revenue (Academir Charter Schools Inc. Project)	5.250%	6/1/64	2,610	2,364
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	9,500	9,609
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.750%	5/1/54	1,000	992
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	12,925	11,318
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,110
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,015	977
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,004
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,050	994
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,170	1,094
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/54	3,280	3,348
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/54	5,000	4,485
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	521
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	580
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	660
11

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	2,770
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/54	840	814
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/59	900	857
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	6.000%	6/15/35	1,000	1,001
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/40	1,000	923
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/50	7,950	6,889
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/35	650	619
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/45	600	506
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/55	1,260	986
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/57	625	589
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/57	710	668
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	1,700	1,556
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	6,400	5,688
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	3,659
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/55	11,515	11,646
[1]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.250%	6/1/59	1,000	945
	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/38	10,000	9,785
	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/41	15,140	14,681
	Florida Development Finance Corp. Transit Revenue	5.250%	7/1/47	3,000	2,926
	Florida Development Finance Corp. Transit Revenue	5.500%	7/1/53	25,375	25,377
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	1,325	1,337
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	9,786
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	10,000	7,065
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.125%	12/1/54	3,000	2,600
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,519
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	7,420	7,963
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/51	6,480	6,598
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,211
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	982
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	8,000	8,038
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.250%	10/1/44	7,000	7,241
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/49	5,000	4,390
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	11,750	10,231
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/54	9,600	9,974
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,001
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	3,855
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/55	750	709
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,371
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	2,950
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	4,134
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	9,280	8,214
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	19,425	16,620
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	2,942
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	1,928
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,483
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	5,000	5,358
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/29	225	225
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/39	1,255	1,202
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/49	825	743
[1]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/54	825	724
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,510	1,547
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,595	1,625
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,305	2,342
	Lee County FL Airport Port, Airport & Marina Revenue	5.250%	10/1/49	8,500	8,627
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	1,000	993
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/29	1,000	1,000
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,109
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/54	7,000	6,628
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/52	1,000	881
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,483
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	9,870	10,631
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/46	5,500	4,815
12

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/51	6,500	5,468
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/42	10,000	10,540
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	7,000	7,394
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,510
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,012
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,608
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/50	7,500	7,644
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.500%	10/1/55	2,250	2,346
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/55	15,000	16,154
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,965
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	3,250	1,334
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/54	4,055	4,167
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	1,000	892
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,699
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	6,325	5,549
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/40	1,677	1,597
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,616
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,850	5,468
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	10,199
[6]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	7,088
[6]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/45	12,115	11,232
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/52	17,080	17,247
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,781
[1]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/54	1,500	1,399
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/54	840	836
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/37	2,295	2,267
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/42	2,795	2,637
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	16,025	13,779
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	8,000	8,042
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/56	24,360	24,949
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	965
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,422
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,390
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/41	1,000	458
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,296
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,287
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	10,000	8,596
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/48	3,900	3,852
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/53	1,350	1,310
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/41	1,850	1,952
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/42	1,500	1,568
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/43	1,025	1,066
	Palm Beach County FL Airport System Port, Airport & Marina Revenue	5.250%	10/1/44	1,220	1,260
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.125%	6/1/54	5,000	4,816
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,110	2,117
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,000	1,005
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	630	606
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	12,410	10,498
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,683
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Green Cay Life Plan Village Project)	11.500%	7/1/27	6,000	7,990
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	500	490
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,925	1,844
	Parrish Lakes Community Development District Special Assessment Revenue	5.800%	5/1/54	1,615	1,550
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	10,000	10,682
[6]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/44	3,775	3,999
[6]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/54	10,675	11,395
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/46	1,685	1,278
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	5.000%	6/1/56	2,605	2,183
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/38	1,345	1,332
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	4,295	4,320
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,000	975
[1,3]	Polk County FL IDA Industrial Revenue	5.875%	1/1/33	3,750	2,175
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,101
13

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,008
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,321
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,408
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,005
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,185	1,190
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41	7,500	7,578
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	8,955	7,729
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,315	7,511
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/51	1,660	1,298
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/56	955	727
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	11,155	10,339
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	6,145	5,796
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	4,475
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,395
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	5,772
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/45	7,680	6,858
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	413
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/53	2,600	566
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	4,575	4,690
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/55	1,500	1,474
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,489
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,012
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/55	750	725
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.500%	1/1/55	1,000	959
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.625%	1/1/60	2,000	1,929
	Village Community Development District No. 14 Special Assessment Revenue	5.500%	5/1/53	2,845	2,885
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.800%	5/1/55	4,750	4,492
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	6.000%	5/1/54	1,585	1,591
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/43	1,355	1,349
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/53	2,035	2,030
					828,715
Georgia (3.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/44	5,250	5,372
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/39	4,500	4,648
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	3,735	3,837
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/41	7,000	7,428
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/42	8,290	8,742
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,069
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	949
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/49	5,300	5,468
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.250%	7/1/54	9,700	9,928
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Wealthstar Health System Inc. Project)	5.125%	4/1/53	12,500	12,618
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	825
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,801
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	1,970
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	996
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	207
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	461
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	508
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	254
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/55	10,040	10,135
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue (Polk Medical Center Project) RAN, Prere.	5.000%	7/1/26	5,270	5,376
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue (Polk Medical Center Project) RAN, Prere.	5.000%	7/1/26	5,000	5,111
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	401
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	401
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	397
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,259
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	15,875	13,607
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	17,975	16,119
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.125%	4/1/53	6,000	6,057
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/53	6,020	6,480
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,385	2,126
14

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,107
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,309
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,047
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/49	5,715	5,908
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	4,730	4,604
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	7,395	7,224
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	5,000	4,332
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,054
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,734
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	3,540	2,741
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,762
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	9,470	7,114
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,000	845
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/54	5,000	4,166
[1]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	5,256
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,311
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,490	1,530
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	2,000	1,981
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,975	5,968
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/62	4,025	4,080
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	2,600	2,647
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	5,300	5,462
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	6,710	6,914
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	1,650	1,640
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/42	1,280	1,269
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	5,753
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	809
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	3,750	3,911
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	2,730	2,835
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	17,460	17,636
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	1,735	1,734
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	14,890	14,827
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	6,035	6,238
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	5,735	5,686
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	28,000	29,184
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	11,270	11,659
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	34,840	36,426
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	9,325	9,670
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	2,095	2,200
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	23,160	24,285
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	21,035	22,120
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	34,985	36,199
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	36,455	38,265
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/32	10,960	11,570
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	13,725	14,244
[1]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	21,938
[1]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	17,610	16,275
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.125%	10/1/39	1,635	1,426
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.250%	10/1/49	4,940	4,018
					569,463
Guam (0.3%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/34	390	405
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/35	265	277
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/36	685	714
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/40	525	546
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/43	1,250	1,281
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,652
	Guam Department of Education COP	5.000%	2/1/40	6,280	6,093
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	795	818
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/45	1,250	1,237
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	4,350	4,460
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	4,150	4,136
15

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Income Tax Revenue	5.000%	12/1/35	750	758
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	136
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	2,315	2,393
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	3,125	3,257
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	2,510	2,634
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	695	664
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,205	2,005
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,784
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,260	2,049
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,067
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,306
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	500	533
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	195	208
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,371
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	220	233
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	5,125	5,178
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/41	2,485	2,554
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/41	850	879
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	1,125	1,146
	Port Authority of Guam Port, Airport & Marina Revenue	5.000%	7/1/35	720	729
					52,503
Hawaii (0.3%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,550
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	6,967
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	2,740	2,599
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/42	1,755	1,808
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/43	1,500	1,535
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/44	1,065	1,084
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	1,600	1,623
	Hawaii Airports System Port, Airport & Marina Revenue	5.250%	7/1/51	2,500	2,558
	Hawaii Airports System Port, Airport & Marina Revenue	5.500%	7/1/54	5,000	5,239
[5]	Hawaii County HI GO	5.250%	9/1/47	1,000	1,074
[5]	Hawaii County HI GO	5.000%	9/1/48	3,800	3,995
[5]	Hawaii County HI GO	5.250%	9/1/49	1,000	1,067
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/39	6,765	5,577
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,170
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,030
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,539
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	855
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	697
					43,967
Idaho (0.2%)
[1]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/53	1,374	1,381
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/38	1,335	1,270
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/40	1,445	1,358
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/46	2,150	1,888
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/51	3,100	2,678
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	4.375%	3/1/53	1,400	1,279
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.250%	3/1/53	5,205	5,322
[1]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/51	14,056	12,524
					27,700
Illinois (6.4%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	250	257
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,000	1,040
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,500	1,540
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,230	1,296
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,265	1,328
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	1,925	1,946
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	25,275	26,535
[9]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,421
[9]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,247
[9]	Chicago Board of Education GO	0.000%	12/1/30	5,100	4,013
[9,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,934
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,083
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,529
[1]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,251
[9]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,252
16

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Chicago Board of Education GO	0.000%	12/1/31	1,185	889
[9,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,862
[6]	Chicago Board of Education GO	5.000%	12/1/31	625	643
	Chicago Board of Education GO	5.000%	12/1/31	1,100	1,108
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,507
[6]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,025
[6]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,278
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,010
	Chicago Board of Education GO	5.000%	12/1/36	2,000	1,934
	Chicago Board of Education GO	5.000%	12/1/36	5,000	5,035
	Chicago Board of Education GO	5.000%	12/1/36	3,395	3,419
	Chicago Board of Education GO	4.000%	12/1/38	3,000	2,747
	Chicago Board of Education GO	5.000%	12/1/38	4,970	4,972
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,171
	Chicago Board of Education GO	4.000%	12/1/41	11,000	9,670
	Chicago Board of Education GO	5.000%	12/1/41	3,790	3,736
	Chicago Board of Education GO	4.000%	12/1/43	1,000	852
	Chicago Board of Education GO	7.000%	12/1/44	36,450	36,738
	Chicago Board of Education GO	6.500%	12/1/46	13,500	13,676
[1]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,289
	Chicago Board of Education GO	4.000%	12/1/47	13,750	11,181
	Chicago Board of Education GO	5.000%	12/1/47	1,000	944
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,474
	Chicago Board of Education GO	6.000%	12/1/49	27,500	28,953
	Chicago IL GO	0.000%	1/1/31	4,915	3,883
	Chicago IL GO	5.000%	1/1/33	3,920	4,061
	Chicago IL GO	5.000%	1/1/34	10,130	10,676
	Chicago IL GO	4.000%	1/1/38	12,994	11,694
[9]	Chicago IL GO	0.000%	1/1/39	5,250	2,712
	Chicago IL GO	5.500%	1/1/39	2,580	2,694
	Chicago IL GO	4.000%	1/1/40	4,041	3,559
	Chicago IL GO	5.500%	1/1/40	1,000	1,037
	Chicago IL GO	5.500%	1/1/41	1,000	1,023
	Chicago IL GO	5.500%	1/1/43	5,880	5,973
	Chicago IL GO	4.000%	1/1/44	5,644	4,695
	Chicago IL GO	5.000%	1/1/44	19,550	19,167
	Chicago IL GO	5.000%	1/1/45	20,330	19,619
	Chicago IL GO	4.000%	1/1/49	8,252	6,606
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/40	1,715	1,813
[6]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	1,000	1,032
[6]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,570	5,750
[6]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	16,930	17,826
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,890	6,102
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/38	1,000	1,091
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	4,000	4,121
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/39	1,820	1,976
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/40	5,000	5,108
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/40	1,535	1,654
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	4,000	4,061
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,329
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	4,998
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,312
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	10,839
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,307
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,527
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,741
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	2,912
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,173
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	2,200	2,311
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	2,625	2,732
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	1,700	1,775
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/44	1,350	1,403
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/45	2,000	2,071
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	4,935
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/53	4,845	4,435
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/55	10,000	10,315
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/59	9,000	9,352
[2]	Chicago Park District GO	5.000%	1/1/37	1,240	1,294
[2]	Chicago Park District GO	5.000%	1/1/40	1,880	1,939
	Chicago Park District GO	5.000%	1/1/42	1,210	1,241
17

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Park District GO	5.000%	1/1/44	1,210	1,231
	Chicago Park District GO	5.000%	1/1/45	2,360	2,395
	Chicago Park District GO	5.000%	1/1/45	1,600	1,630
	Chicago Park District GO	5.000%	1/1/46	1,100	1,116
	Chicago Park District GO	5.000%	1/1/47	1,750	1,772
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	12,690	11,317
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/49	15,000	15,241
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	2,921
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,260
	Cook County IL Local or Guaranteed Housing Revenue	6.500%	1/1/45	1,000	994
[6]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	873
[1]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/36	6,170	5,462
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	2,275	2,216
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,000	858
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,742
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,621
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	11,908
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,612
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,228
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	1,985
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,290
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/44	1,250	1,255
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/51	1,000	981
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,513
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,660
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,396
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	1,916
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	1,508
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,875
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,070
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,459	36
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	3,780	3,445
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,031
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	6,055
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	6,795	6,497
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	1,340	1,393
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	1,635	1,684
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/42	5,000	5,059
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,105	3,956
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	10,000	8,995
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,055	993
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,310
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	9,540	8,615
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	9,910	6,640
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,070
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	3,810	3,882
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	2,370	2,389
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	2,847
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,001
[1]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/49	1,100	1,034
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/34	5,000	4,876
[1]	Illinois Finance Authority Revenue PUT	4.125%	12/31/34	5,000	4,869
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,066
	Illinois GO	4.000%	6/1/33	1,575	1,531
	Illinois GO	4.000%	12/1/33	9,000	8,833
	Illinois GO	4.000%	6/1/34	1,780	1,709
	Illinois GO	4.000%	10/1/34	1,000	971
	Illinois GO	4.125%	10/1/36	4,500	4,328
	Illinois GO	5.000%	5/1/37	2,835	2,959
	Illinois GO	4.000%	7/1/37	8,010	7,524
	Illinois GO	4.000%	10/1/37	1,000	940
	Illinois GO	5.250%	5/1/38	1,985	2,097
	Illinois GO	4.000%	10/1/38	5,000	4,636
	Illinois GO	4.000%	3/1/39	1,550	1,431
	Illinois GO	5.250%	5/1/39	4,990	5,254
	Illinois GO	5.500%	5/1/39	1,500	1,573
	Illinois GO	4.000%	10/1/39	2,475	2,270
	Illinois GO	5.250%	5/1/40	5,805	6,068
	Illinois GO	3.000%	12/1/40	2,500	1,934
	Illinois GO	5.250%	5/1/41	6,850	7,140
18

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	4.000%	10/1/41	2,000	1,790
	Illinois GO	5.500%	3/1/42	3,000	3,153
	Illinois GO	5.250%	5/1/42	6,565	6,784
	Illinois GO	5.250%	5/1/43	4,425	4,549
	Illinois GO	5.250%	5/1/43	4,300	4,448
	Illinois GO	5.125%	10/1/43	5,500	5,607
	Illinois GO	5.250%	5/1/45	5,060	5,176
	Illinois GO	5.750%	5/1/45	7,095	7,404
	Illinois GO	4.250%	10/1/45	4,250	3,760
	Illinois GO	5.250%	5/1/47	2,915	2,968
	Illinois GO	5.500%	5/1/47	10,415	10,728
	Illinois GO	5.250%	5/1/48	5,000	5,080
	Illinois GO	5.000%	12/1/48	10,000	9,993
	Illinois GO	5.250%	5/1/49	3,500	3,549
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,075	4,316
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,000	5,081
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,480	6,844
[6]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/39	1,175	1,246
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	8,259
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,723
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,740
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	7,819
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,392
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,670
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	4,123
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,310
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	4,595
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	210
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	34,500	6,364
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/36	625	375
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/37	675	381
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/38	2,000	1,062
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/38	3,025	1,560
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/39	1,850	926
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/39	3,760	1,825
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/40	1,750	824
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/40	3,100	1,424
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/41	2,900	1,279
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/41	2,050	882
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/42	5,000	5,070
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/44	12,000	4,590
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/47	16,275	13,576
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/52	31,725	25,524
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/40	3,935	3,718
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/50	14,885	14,758
[2]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/51	11,800	2,889
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	3,987
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	4,817
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	23,113
[5]	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/55	12,990	13,290
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	4,564
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,048
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,445	1,506
[6]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/58	5,350	5,621
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/40	2,600	2,775
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,643
					1,016,154
Indiana (0.5%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	1/15/43	1,625	1,756
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,402
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/44	2,500	2,553
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	11,870	12,147
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.750%	3/1/54	5,000	5,180
[1,3]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	8,500	1,311
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	1,200	1,195
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/60	900	886
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	1,060	1,045
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	3,940	3,955
19

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	500	524
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	600	624
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	649
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/53	5,000	5,227
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	6.000%	3/1/53	3,500	3,656
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	3,500	3,704
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	6,395	6,804
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/35	1,100	1,150
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/36	1,450	1,536
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/37	1,380	1,454
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/54	4,750	4,845
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.500%	1/1/34	3,150	3,155
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	4.875%	1/1/44	4,750	4,588
[1]	Valparaiso IN Industrial Revenue (Pratt Paper(IN) LLC Project)	5.000%	1/1/54	7,000	6,684
					79,030
Iowa (0.2%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/27	1,000	1,007
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	500	431
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	3,620	3,465
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,125	909
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/55	1,790	1,432
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/59	3,675	3,472
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Tamid Waterloo Project)	8.250%	1/1/52	5,000	4,156
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,549
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	2,961
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	4,800
	Iowa Higher Education Loan Authority College & University Revenue (University of Dubuque Project)	6.000%	10/1/55	2,500	2,557
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	6,200	5,337
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	10,000	1,469
					34,545
Kansas (0.2%)
[1,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/38	6,000	6,002
[1,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/42	3,500	3,501
[6]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,547
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,351
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	1,658
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,205	973
[1]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,130	1,169
[6]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/41	1,135	1,183
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	13,537
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/55	1,595	1,660
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	1,450	1,361
					33,942
Kentucky (1.8%)
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,010	1,018
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	11,780
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/32	10,500	10,135
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	7,475	6,914
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	8,500	7,862
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	12,000	11,078
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,616
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,014
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,193
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	18,975	18,982
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	14,810	14,815
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	16,165	16,135
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/29	42,280	44,387
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	33,115	34,391
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	9,390	9,342
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	5,805	6,168
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	23,955	25,084
	Kentucky Public Energy Authority Natural Gas Revenue, ETM	4.000%	6/1/25	2,565	2,566
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/33	3,065	3,521
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	3,000	3,403
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	1,020	1,087
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/41	1,150	1,256
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/40	1,290	1,380
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	1,775	1,674
20

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,345	1,236
	Louisville Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,935	3,936
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,475	1,538
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	1,715	1,773
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,027
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	5/15/52	11,265	10,769
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	986
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/54	15,605	16,155
					281,221
Louisiana (1.0%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,650
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.500%	6/15/38	1,000	995
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue (Kenner Discovery Health Sciences Academy Project)	5.625%	6/15/48	4,490	4,347
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/55	1,165	1,265
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/32	4,525	4,281
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/37	385	409
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/38	250	265
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/39	275	289
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,872
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,326
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	10,325
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	105
	Louisiana Public Facilities Authority Highway Revenue	5.500%	9/1/59	34,000	34,751
	Louisiana Public Facilities Authority Highway Revenue	5.750%	9/1/64	28,500	29,566
[6]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,504
[1]	Louisiana Public Facilities Authority Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	20,825	20,828
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	506
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/40	6,000	6,341
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.250%	1/1/41	8,500	8,921
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,252
[6]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	10,201
[4]	Shreveport LA GO	5.000%	3/1/49	1,000	1,015
[4]	Shreveport LA GO	5.000%	3/1/54	1,495	1,509
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	500	487
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,045	1,009
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	775	732
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	630	572
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/42	1,065	961
					152,284
Maine (0.3%)
[1,3]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	13,000	1,300
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	779
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	546
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	746
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,788
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,159
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,680	4,706
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	3,992
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	10,725	9,274
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,672
	University of Maine System College & University Revenue	5.500%	3/1/57	5,850	6,101
	University of Maine System College & University Revenue	5.500%	3/1/62	7,635	7,940
					46,003
Maryland (1.3%)
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,240
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	559
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	173
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	615
[12]	Freddie Mac Pool	3.650%	12/1/37	3,506	3,325
[12]	Freddie Mac Pool	3.600%	1/1/41	7,420	6,776
[1]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	1,930
21

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Frederick County MD Tax Increment/Allocation Revenue	4.625%	7/1/43	5,000	4,587
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	455	454
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,656
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,641
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,099
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	6,258
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	400	397
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	944
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	926
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,494
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	3,060	3,061
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	2,360	2,423
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,245	2,378
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,047
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,042
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,037
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,298
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,236
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,707
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,409
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,482
[4]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/41	1,775	1,888
[4]	Maryland Department of Transportation Port, Airport & Marina Revenue	5.250%	8/1/42	1,850	1,955
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	6,914
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	200
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	177
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	148
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	178
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	193
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	330
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	380
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	329
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,011
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	2,695	2,317
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	5,297
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	7,620	6,024
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,648
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,743
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	3,040
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,378
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/39	4,125	4,152
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/42	3,120	3,065
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	7,415	7,283
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,165
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.500%	6/1/47	2,250	2,289
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	821
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,005
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,072
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	558
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,102
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,190
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	234
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	8,585	7,541
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	2,710	2,692
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,265
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	4,500	4,585
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	3,360	3,398
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,040
[1,10]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.160%	7/1/41	15,335	15,335
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,209
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/54	15,000	15,230
	Maryland State Transportation Authority Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,586
[13]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,358
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	8,767
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	5,323
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	1,500	1,399
22

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	5,120	4,620
					208,628
Massachusetts (1.7%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,042
	Ashland MA GO	3.000%	8/1/52	3,500	2,487
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,517
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	8,732
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	4,151
	Commonwealth of Massachusetts GO	5.000%	1/1/54	10,000	10,320
	Commonwealth of Massachusetts GO	5.000%	8/1/54	5,000	5,169
[5]	Commonwealth of Massachusetts GO	5.000%	4/1/55	9,670	9,999
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	5,000	5,111
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/54	19,390	20,108
	Lowell MA GO	2.000%	9/1/40	1,460	1,026
	Lowell MA GO	2.000%	9/1/41	1,440	982
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	7,810
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/52	8,805	9,310
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	1,975
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	566
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	4,500	3,558
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,376
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,450	2,235
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,015
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	1,852
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	4,330	3,123
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,319
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	1,500	1,093
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	2,500	2,363
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/53	4,225	4,403
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	3,340	2,304
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	4,994
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	945
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	990
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,031
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,071
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,015
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,083
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	975	898
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,340	2,533
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,752
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,639
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	504
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	3,729
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/41	9,750	9,148
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	2,005
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	940
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	8,635	7,207
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	3,000	2,291
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,000	3,371
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	1,500	1,424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	6,695	5,939
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	855	853
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/54	4,305	4,000
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	1.000%	8/15/31	1,740	1,846
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	1,000	1,081
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	500	540
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/54	920	886
[1]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/60	785	747
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/31	1,070	1,028
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/43	8,170	7,087
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	7,185	6,102
23

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	3,000	2,460
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (UMass Dartmouth Student Housing Program)	5.000%	10/1/28	1,000	983
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	544
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,126
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	819
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,578
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,289
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	3,675	3,789
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	240	239
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	2,800	2,495
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	7,590	7,206
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	808
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,470	1,539
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,154
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,242
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/39	1,340	1,356
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	10,000	10,150
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/54	5,000	4,377
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	7,000	7,065
	Waltham MA GO	3.000%	8/15/42	1,165	938
	Waltham MA GO	3.000%	8/15/43	1,195	945
	Waltham MA GO	3.000%	8/15/44	1,235	961
	Waltham MA GO	3.000%	8/15/45	1,260	966
					261,365
Michigan (1.6%)
	Bloomfield Hills School District GO	5.000%	5/1/48	1,250	1,286
	Detroit MI GO	6.000%	5/1/43	1,000	1,088
	Detroit MI GO	5.500%	4/1/45	250	257
	Detroit MI GO	5.500%	4/1/50	250	255
[6,14]	Fenton Area Public Schools GO	4.000%	5/1/44	1,395	1,292
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,164
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,183
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,277
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,640
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/48	1,500	1,586
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,032
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,793
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,023
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,777
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,050	1,101
[5,14]	Howell Public Schools GO	5.000%	5/1/44	560	582
[5,14]	Howell Public Schools GO	5.000%	5/1/45	2,975	3,089
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,004
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,276
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,653
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	920	879
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/54	10,000	10,373
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	891
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	635
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,381
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,342
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,201
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,516
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,237
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	9,950	9,053
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/50	8,210	7,151
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	3,000	2,572
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	3,000	2,554
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	11,005	11,113
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	1,930
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	20,345	20,669
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	5,500	4,652
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/47	4,725	4,353
24

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	10,445	10,944
[5]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,495	1,540
[5]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/45	1,320	1,357
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	395	395
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	7,345	7,802
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	10,470	11,215
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	5,990	6,529
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/55	12,635	13,835
[6]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	9,537
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	13,572
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	6/30/48	4,750	4,657
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Co. Exempt Facilities Project) PUT	3.875%	6/3/30	15,115	15,008
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/49	1,600	1,683
	Novi Community School District GO	5.000%	5/1/38	1,905	2,003
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,003
[5,14]	Southfield Public Schools GO	5.250%	5/1/50	750	780
[5,14]	Southfield Public Schools GO	5.250%	5/1/55	1,880	1,942
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	555	533
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,465
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,484
[14]	Trenton Public Schools School District GO	5.000%	5/1/42	5,000	5,108
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,025
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,835
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,187
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,003
					255,402
Minnesota (0.8%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,126
	Anoka MN Health, Hospital, Nursing Home Revenue (The Homestead at Anoka Inc. Project)	5.500%	11/1/46	2,980	2,783
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	422
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	443
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	292
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,053
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/51	1,400	1,091
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/56	1,080	821
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,016
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	860
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	506
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	505
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	253
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	233
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	252
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	302
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/40	13,050	13,426
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	9,250	9,451
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/47	4,150	4,233
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,500	3,588
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,165
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	829
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	601
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,616
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	8,490
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,000	1,048
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	995	995
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	701	694
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	1,205	733
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	900	888
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,075	2,194
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	950	1,013
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,655	1,783
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	3,715	4,104
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/55	6,000	6,655
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,920	3,248
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	14,155	14,145
	Rochester MN Health, Hospital, Nursing Home Revenue	4.375%	11/15/53	4,390	4,248
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/54	12,910	12,987
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	657
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,030
25

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,405
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	2,010	1,713
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	199
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	246
					119,342
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,187
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/40	1,000	1,059
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/41	900	944
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/42	1,000	1,043
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	1,075	1,114
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/44	1,345	1,390
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.250%	7/1/45	1,250	1,287
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/50	2,750	2,836
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.500%	7/1/55	7,525	7,715
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/41	4,500	3,534
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,021
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,018
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/35	2,000	2,072
					29,220
Missouri (1.2%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,290	2,228
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,763
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	3/1/41	1,150	1,092
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	2,965
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,117
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/34	2,155	2,110
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/35	1,485	1,449
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/36	3,000	2,902
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/37	4,155	3,975
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/46	2,985	2,986
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/50	1,935	1,671
[6]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/57	6,900	5,818
[6]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/57	5,000	4,970
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/42	2,490	2,473
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/44	4,660	4,816
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	780	778
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.325%	8/15/47	1,390	1,384
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.825%	8/15/47	1,380	1,374
[1]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	230	224
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,845
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,299
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,511
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	6,035	6,347
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	871
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/52	12,500	11,097
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	12,230	12,384
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	35,000	28,751
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,560	10,898
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/35	1,065	1,066
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,755	1,739
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/43	1,030	1,089
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/33	17,460	17,477
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/31	1,810	1,706
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/37	2,700	2,497
[1]	Shrewsbury MO Tax Increment/Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/36	3,410	3,180
	Springfield MO Public Utility Revenue COP	4.000%	11/1/47	4,310	3,917
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,923
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	3,788
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/48	1,000	960
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/49	1,000	956
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	9/1/53	3,000	2,881
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,221
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	941
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/39	5,100	2,040
26

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue (St. Andrews at Francis Place Project)	5.250%	5/15/53	3,400	1,360
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,240
	St. Louis Missouri IDA Lease (Appropriation) Revenue (Ballpark Village Development Project)	3.875%	11/15/29	910	870
	St. Louis Missouri IDA Tax Increment/Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	2,115	1,970
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,013
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,011
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,009
[6]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/54	2,390	2,441
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	1,061
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,240
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	978
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	1,135
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,000	919
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,215	1,072
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	846
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,215	985
					188,629
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	4,200	4,104
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/55	2,755	2,974
[13]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,444
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	626
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,409
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	907
					12,464
Multiple States (0.5%)
[1,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,610	4,244
[1,12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,419	8,503
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	7,235	6,822
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/36	9,794	9,824
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,898	4,095
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.552%	8/25/40	6,938	7,056
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.684%	10/25/40	9,935	10,185
[10,12]	Freddie Mac Multifamily ML Certificates	4.299%	5/25/41	9,935	9,546
[1,10,12]	Freddie Mac Multifamily ML Certificates	4.700%	4/25/42	6,488	6,502
[10,12]	Freddie Mac Multifamily ML Certificates	3.084%	4/25/43	7,900	6,905
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	7,385	6,954
					80,636
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/32	5,000	5,283
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	499
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,210	39,597
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	9,685	10,015
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/49	9,700	8,840
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	5,000	5,231
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	9,865
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	9,960	8,825
					88,155
Nevada (0.2%)
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	885	883
[2]	Clark County School District GO	3.000%	6/15/41	3,470	2,747
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/51	495	389
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/40	680	583
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/50	2,220	1,787
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.250%	12/1/47	550	525
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.500%	12/1/53	600	583
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/49	960	903
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/41	645	474
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/51	1,410	922
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/48	315	325
	Las Vegas NV Special Improvement District No. 817 Special Assessment Revenue	6.000%	6/1/53	1,000	1,023
	Las Vegas Valley Water District GO	4.000%	6/1/51	6,525	5,887
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/34	540	511
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/39	725	675
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/43	735	665
[1]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/47	1,575	1,557
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/49	1,160	1,015
[1]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/52	1,765	1,771
27

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Reno NV Sales Tax Revenue TRAN	0.000%	7/1/58	17,500	2,476
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,117
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/29	3,000	3,011
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	4.125%	10/1/29	5,000	5,019
					36,848
New Hampshire (1.0%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	13,956	13,826
[10]	New Hampshire Business Finance Authority	4.168%	1/20/41	7,703	7,314
[10]	New Hampshire Business Finance Authority	4.168%	1/20/41	1,299	1,190
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,804
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,598
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,338
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	5,450	5,507
[6]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,273
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	3,580	3,625
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	670	503
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	6,348
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/49	665	674
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/54	6,500	6,494
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.625%	7/1/46	1,000	947
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (The Vista Project)	5.750%	7/1/54	2,000	1,862
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/35	8,117	8,011
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/33	3,000	1,760
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/30	16,430	16,133
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	7,903	7,793
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	2,544	2,474
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/32	3,395	3,344
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	8,819	8,233
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	11,933	10,917
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	5,334	5,080
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.163%	10/20/41	7,367	6,804
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	4,140	4,086
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	4,470	4,516
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	478
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,133
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,133
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	852
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	775
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	12,000	10,763
					150,588
New Jersey (2.5%)
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,131
	Atlantic City NJ GO	5.000%	12/1/26	365	361
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	263
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	5,385	5,452
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	5,185	5,359
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,000	1,015
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,365	2,370
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	2,120	2,109
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,800
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,879
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,840
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	4,926
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,849
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	9,066
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	501
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	968
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,083
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	485
[1,3]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	1,927
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,424
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,246
28

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	6,417
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,075
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	3,000	3,027
	New Jersey Economic Development Authority Water Revenue (Middlesex Water Co. Project)	4.000%	8/1/59	4,200	3,507
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,142
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	3,508
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,053
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,000	3,136
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,000	3,119
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,102
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	13,596
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	880	879
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,767
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	6,376
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	7,230
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	3,830	3,393
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	3,670	3,624
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	3,305	3,405
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,271
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,542
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	6,165	5,973
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	688
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	8,285	7,922
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	950	975
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,012
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	1,022
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	3,746
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	3,771
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	3,790	3,740
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	2,660	2,765
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	2,090	2,161
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	5,500	5,614
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	14,444
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	8,210	8,372
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,120	18,697
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	6,685	6,924
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.000%	12/15/28	875	935
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,712
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,453
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	2,000	1,897
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	6,000	5,406
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,500	7,632
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	4,315	4,370
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/28	740	791
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/30	1,185	1,303
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/40	21,000	19,915
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,073
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	4,000	4,234
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	20,465	21,349
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/50	1,035	935
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/50	3,880	4,031
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/55	1,780	1,562
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/55	9,410	9,764
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,250	845
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,717
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	14,875	7,633
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	1,590	924
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	2,300	1,266
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	1,015	1,063
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	7,485	7,814
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	10,000	10,475
[6]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	3,190	3,524
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,392
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,550	11,677
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	8,485	7,334
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,300	1,334
29

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	4,625	4,559
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	2,365	2,293
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,372
					395,633
New Mexico (0.5%)
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	1,000	996
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	47,720
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/30	28,530	29,887
					78,603
New York (11.1%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	5.000%	6/1/64	1,500	1,425
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,073
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,879
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	4,650	4,660
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	706
[6]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/37	1,000	864
[1]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/62	2,250	2,190
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	2,485	2,113
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	2,840	2,144
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/43	525	524
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/63	2,750	2,708
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,049
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,435
[1]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	7,000	6,328
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,405
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	7,087
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	15,600	15,323
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,875	4,170
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,492
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	9,812
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,692
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,067
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,117
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,151
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	2,295	2,344
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	4,979
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,000	1,823
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	4,000	2,847
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,235
[12]	Freddie Mac Pool	4.400%	10/1/40	8,900	9,166
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	2,000	2,009
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	968
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	857
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	675
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,543
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/50	7,500	7,758
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/51	2,735	2,474
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/51	2,000	2,066
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/52	7,740	7,989
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,420
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	2,140	2,101
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	11,185	10,275
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	13,915	12,782
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	6,000	5,376
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,230	14,741
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	6,030	6,293
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	7,365	6,600
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,495	4,941
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	8,500	8,629
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/43	6,170	6,497
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,548
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	2,230	2,285
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	16,000	14,101
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	8,760	7,717
30

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/45	4,345	4,542
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	4,820	4,904
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	10,000	10,135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	2,205	2,237
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	3,500	3,059
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,500	9,103
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,965	9,596
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,095	947
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	16,620	17,128
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	6,500	5,643
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	5,000	4,310
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	805	807
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	6,430	5,483
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,290	2,338
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,710	2,811
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Highland Hospital of Rochester Project)	3.000%	7/1/50	5,000	3,614
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/38	1,740	1,635
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/39	3,010	2,792
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	11,165	9,684
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/31	1,150	1,167
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,501
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/31	210	212
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	400	404
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	5,658
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	5,000	5,003
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	1,000	1,003
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	625	542
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	5,000	3,556
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	3,000	2,264
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,090
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	5,915
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	9,020	6,431
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	8,248
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	5,000	5,073
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	5,000	4,739
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	2,755
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,075	2,122
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,450	2,394
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,370	2,406
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	3,575	3,633
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	6,090	6,362
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,346
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,247
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,162
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,036
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	7,740	7,869
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	9,525	7,729
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,850	2,953
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	5,815	6,003
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	1,685	1,190
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,250	881
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,460	4,261
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,750	5,325
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	5,000	5,112
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/47	5,000	5,385
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	4,485	4,632
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	1,625	1,708
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	5/1/51	6,000	5,360
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/52	5,655	5,821
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	7,775	8,155
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/53	5,000	5,149
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,655
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,216
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,685
31

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	3,740	1,064
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	3,263
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	3,925	2,813
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,730	4,054
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,289
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	5,829
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	6,855	6,344
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	9,880	9,101
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	27,520	25,129
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,157
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	6,312
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	5,565
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	32,820	22,923
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,855	6,786
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,500	6,606
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	4/1/33	710	704
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.350%	10/1/33	1,460	1,443
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	4/1/34	755	735
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/34	1,555	1,510
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/35	810	797
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/35	830	814
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	4/1/36	475	449
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/36	585	552
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,185	4,304
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,060	1,991
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	955	942
	New York NY GO	4.000%	3/1/40	7,000	6,673
	New York NY GO	5.000%	4/1/43	6,720	6,839
	New York NY GO	5.000%	9/1/47	6,465	6,702
	New York NY GO	5.000%	9/1/48	5,530	5,727
	New York NY GO	5.250%	2/1/50	2,140	2,265
	New York NY GO	5.000%	4/1/50	10,000	10,310
	New York NY GO	4.000%	9/1/52	5,000	4,401
	New York NY GO	5.250%	2/1/53	10,670	11,250
	New York NY GO	5.250%	4/1/54	7,560	7,922
	New York NY GO	5.000%	8/1/54	5,735	5,905
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	5,000	4,442
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,465	1,575
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/34	1,000	1,077
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/35	1,000	1,073
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	176
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	163
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	3,500	3,832
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,253
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,077
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/49	4,910	5,146
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	3,500	3,497
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	2,365	2,539
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	6,725	5,644
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/54	3,915	4,020
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/55	1,235	1,217
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/56	3,750	3,911
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,395	3,436
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,900	1,919
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	1,135	1,176
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/42	1,100	1,131
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	1,260	1,297
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,830
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	1,000	1,037
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	14,450	14,593
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	15,169
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/54	7,340	6,245
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	1,385	1,448
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/54	9,855	10,391
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,112
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	9,734
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	1,150	1,221
32

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	1,265	1,332
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	1,230	1,290
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	9,990	7,148
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	7,068
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/54	6,250	6,442
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	25
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,688
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	7,145	7,390
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,269
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	10,250	9,404
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,643
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,265
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,144
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	7,000	7,125
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,169
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/51	13,575	14,070
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/54	2,580	2,354
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/54	12,175	12,589
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,976
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,251
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	2,976
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,071
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,500	7,501
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	6,000	5,955
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	4,910	4,760
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	4,125	3,011
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	12,079
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,275	4,575
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	6,195	5,666
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	2,875	2,104
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	3,634
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	5,000	4,357
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/26	1,940	1,907
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/31	2,450	2,536
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,056
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	8,695
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,040
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	1,062
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	10,238
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	2,000	1,878
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	10,000	10,018
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,276
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	12,700	11,494
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	775	649
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	16,050	12,869
[6]	New York Transportation Development Corp. Industrial Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,025	935
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	4/1/35	7,490	8,173
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/38	2,000	2,117
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/39	1,000	1,054
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.625%	4/1/40	21,000	21,739
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/40	1,850	1,909
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/40	875	919
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/41	2,500	2,563
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/41	850	886
[6]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	1,900
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/43	2,000	2,022
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/44	5,000	5,033
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	6/30/49	8,000	8,027
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/54	23,500	24,634
[4]	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.250%	12/31/54	10,000	10,153
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	12/31/54	10,000	10,166
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	6/30/60	17,220	17,261
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/60	55,000	55,727
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	12/31/60	25,000	25,378
33

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	500	524
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/31	800	835
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/31	10,000	10,523
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/32	1,000	1,040
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/32	5,155	5,436
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	850	881
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/33	6,305	6,618
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/34	800	826
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/34	6,000	6,251
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	4,945	5,123
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	635	650
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	5,500	5,664
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	750	764
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	7,500	7,678
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/38	1,560	1,449
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	4,440	4,587
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	3,945	4,018
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/39	680	623
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/39	3,000	3,039
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	360	327
[6]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	1,720	1,611
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/40	2,500	2,527
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	500	447
[6]	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/41	1,955	1,805
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/41	2,000	2,009
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	500	440
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	3,280	2,969
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	5,500	4,836
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/42	2,500	2,493
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/52	4,455	3,818
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,435	3,548
[5]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/50	640	625
[5]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/56	705	756
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	13,089
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/36	1,000	1,053
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,618
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	2,000	2,103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/37	1,130	1,185
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,210
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	1,964
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,650	2,772
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/38	1,750	1,824
34

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	4,000	4,169
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	2,510	2,614
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	957
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/39	3,000	3,113
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	2,400	2,486
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,620	3,413
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	941
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,010
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/50	4,500	4,667
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/52	13,750	14,240
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/55	3,900	4,027
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	9,722
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,001
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	4,000	4,089
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	6.000%	12/1/53	8,500	8,683
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,712
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,070	3,725
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,133
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	767
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,798
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	533
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	479
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,132
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	3,926
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,855	10,031
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	15,470	16,120
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	6,576
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	11,918
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,097
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	20,500	21,787
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	3,500	2,532
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	20,570	21,035
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	7,500	6,943
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,255
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,162
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/54	3,390	3,558
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/59	20,445	21,682
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	8,000	7,324
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	3,000	2,747
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,183
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	4,000	3,508
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	27,500	28,648
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	12,970	13,471
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,000	10,353
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	2,940	2,698
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,096
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,203
[1]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	8,536
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	1,010	848
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	5,960	6,464
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	8,930	7,392
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	972	903
					1,748,668
North Carolina (0.5%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	1,000	749
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,240
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/37	700	731
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,453
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/39	1,800	1,859
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/40	1,625	1,669
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	2,500	2,523
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,940	1,954
[6]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/39	1,395	1,493
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,491	2,515
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,865
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,019
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	522
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,055	2,046
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,755	5,033
35

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	430	429
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,350
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,306
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	2,715
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/44	1,025	1,005
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/54	1,765	1,663
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	1,820	1,814
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	2,965
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	5,650	5,708
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	12,084
[6]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,012
	Rowan County NC Appropriations Revenue	4.000%	4/1/41	2,220	2,121
	Union County NC Enterprise System Water Revenue	3.000%	6/1/46	9,250	6,925
	Union County NC Enterprise System Water Revenue	3.000%	6/1/51	3,525	2,495
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,809
					83,072
North Dakota (0.3%)
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	4,955
[6]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,471
[6]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,164
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	1,210	968
[4]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,085	2,637
[6]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	13,225	13,292
	Horace ND GO	4.750%	5/1/44	750	720
	Horace ND GO	5.000%	5/1/50	1,750	1,690
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	4,626
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	5,772
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	4,734
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	1,050	968
					47,997
Ohio (2.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	194
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,058
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	190
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	693
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,000	1,847
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,534
	Beachwood City School District GO	5.250%	12/1/57	10,000	10,347
[2]	Brunswick City School District GO	5.500%	12/1/60	3,910	4,106
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,022
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,400	1,301
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	7,425	6,822
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	8,620	5,971
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	35,630	29,888
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	103,450	90,267
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,709
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	2,901
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,219
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	5,738
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	7,463	7,176
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	2,500	2,596
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	2,500	2,571
[1]	Cleveland-Cuyahoga County Port Authority Tax Increment/Allocation Revenue (Flats East Bank Project)	4.000%	12/1/55	2,150	1,615
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/34	2,245	2,206
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	3,800	3,651
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/42	3,000	3,137
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/43	3,000	3,119
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/44	4,000	4,137
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/55	2,000	2,082
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.500%	1/1/55	12,200	12,693
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	419
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	402
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	521
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	467
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	449
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	722
36

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	725
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	2,998
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/38	1,610	1,574
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	4.000%	12/1/39	1,665	1,620
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/51	8,750	8,645
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	3,895
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	2,785	2,638
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	7,741
[12]	Freddie Mac Pool	3.350%	10/1/38	4,964	4,699
[12]	Freddie Mac Pool	3.400%	11/1/40	3,970	3,603
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,702
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,792
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,058
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,445	2,540
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	3,050	3,062
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	4,224
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,240	27,009
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/51	2,745	2,746
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/36	1,500	1,504
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	1,005
	Kenton City School District GO	4.000%	11/1/58	4,655	4,066
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	1,795	1,877
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	22,850	22,339
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,050
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	792
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,050
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	838
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,042
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	6,949
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	2,974
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	5,840	5,151
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,418
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	1,837
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,288
	North Ridgeville City School District GO	5.250%	12/1/54	1,910	1,955
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.250%	6/1/27	3,900	3,918
[1]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	14,180	13,431
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	3,440	3,348
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,178
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	1,490	1,318
[2]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	2,445	1,922
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	4,990	4,961
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/47	2,500	2,031
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/52	6,000	4,680
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	1,630	1,292
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	4.000%	11/1/49	1,045	763
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/43	1,710	1,724
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/49	1,560	1,574
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/54	1,745	1,749
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.250%	1/1/47	1,250	1,262
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	7,420	8,092
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/56	5,065	5,553
	Ohio University College & University Revenue	5.250%	12/1/54	1,445	1,517
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	2,855	2,826
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,626
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/53	1,950	2,022
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/58	2,695	2,841
					430,804
Oklahoma (0.3%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	967
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	1,807
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	944
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	3.250%	9/1/39	555	398
37

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	4,895	4,186
	Oklahoma County Finance Authority Revenue	5.875%	12/1/47	6,476	4,722
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	1,085	1,094
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	10,858
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/44	1,000	989
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	10,000	10,039
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	9,070	9,097
[5]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	3,555	3,730
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	544
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	403
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,887
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	504
					52,169
Oregon (1.0%)
	Forest Grove OR College & University Revenue	4.000%	5/1/40	1,590	1,362
	Gilliam County OR Resource Recovery Revenue (Waste Management Inc.) PUT	4.250%	7/2/29	8,750	8,613
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/45	4,660	4,683
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	5,305	4,383
[5]	Oregon (Article XI-G Project) GO	5.000%	8/1/46	1,000	1,055
[5]	Oregon (Article XI-G Project) GO	5.000%	8/1/49	1,000	1,047
	Oregon (Article Xi-Q-State Project) GO	5.250%	5/1/50	4,000	4,259
[5]	Oregon GO	5.000%	5/15/50	2,235	2,269
[5]	Oregon GO (Article XI-G Projects)	5.000%	8/1/45	1,000	1,060
[5]	Oregon GO (Article XI-G Projects)	5.000%	8/1/47	2,250	2,367
[5]	Oregon GO (Article XI-G Projects)	5.000%	8/1/48	2,000	2,100
[5]	Oregon GO (Article XI-G Projects)	5.000%	8/1/50	1,030	1,078
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	1,796
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/40	585	581
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,180	2,196
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	7,500	5,895
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,418
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,456
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	11,791
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	6,345	6,200
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,010
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,683
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,182
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	15,816
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,089
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	4,050	4,204
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	30,000	26,287
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/48	5,000	5,218
	Tualatin Valley Water District Water Revenue	5.000%	6/1/54	3,655	3,747
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/47	1,625	1,594
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/52	2,375	2,305
	University of Oregon College & University Revenue	5.000%	4/1/50	5,000	5,114
[2]	University of Oregon College & University Revenue	3.500%	4/1/52	8,370	6,776
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	3,110
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,885	2,451
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	2,945	2,361
					157,556
Pennsylvania (6.0%)
	Adams County General Authority College & University Revenue	5.000%	8/15/50	3,500	3,465
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,514
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,512
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/41	5,255	4,784
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,081
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,693
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,525
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	4,307
	Allegheny County IDA Industrial Revenue	5.125%	5/1/30	520	536
	Allegheny County PA GO	5.000%	12/1/54	1,045	1,068
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	7,979
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/55	590	600
[1]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/59	1,415	1,295
38

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Taxes Revenue (Waterfront-30E. Allen Street Project)	6.000%	5/1/42	2,500	2,517
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,125	5,161
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	7,165	7,324
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,262
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	5,100	4,954
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,006
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Waterfront-30E. Allen Street Project)	5.250%	5/1/42	1,000	964
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	800	758
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,680	1,528
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,515	1,263
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	822
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	405
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/42	1,500	1,349
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,194
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/52	2,000	1,698
[6]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	5,260	3,778
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,270
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	4,922
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	1,912
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,486
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,035
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	12,000	10,489
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	605	502
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/51	1,400	870
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.000%	12/1/51	4,105	3,120
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,000	1,012
[1]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/64	1,005	842
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	5,070
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	100	99
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/38	925	883
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/48	760	685
[2]	Coatesville School District GO	0.000%	10/1/33	775	528
[2]	Coatesville School District GO	0.000%	10/1/37	2,050	1,112
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	8,441
[6]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,253
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	11,806
[2]	Cumberland Valley School District GO	5.000%	12/1/53	1,350	1,376
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/41	3,775	2,647
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/53	4,415	3,184
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	1,200	1,072
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,015	1,059
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	2,000	2,128
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,850	2,856
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,360	2,933
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	1,725	1,690
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,175	4,127
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	650	662
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	375	382
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/29	295	302
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/29	465	494
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	3,000	2,308
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc. Student Housing Project), Prere.	5.000%	7/1/25	1,060	1,062
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	130	129
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	948
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	362
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	1,400	1,219
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	1,600	1,381
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	2,950	2,483
[12]	Freddie Mac Pool	3.300%	8/1/39	4,934	4,544
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	13,573
[2]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	884
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	6,000	5,604
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	18,350	18,144
39

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	2,676
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	1,931
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	11,135	8,930
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,916
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	9,927
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	10,515	8,927
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	1,882
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/42	2,505	2,416
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,812
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,812
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	5,000	4,076
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	22,170	21,489
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	1,953
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,417
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	6,928
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	4,763
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	9,012
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,512
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,478
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,217
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,100	11,282
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	10,000	8,372
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	736
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/37	5,350	5,710
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/38	3,350	3,554
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/41	5,500	5,737
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/48	8,000	8,226
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.250%	6/30/53	10,000	9,901
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/61	21,500	22,482
[6]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/62	5,000	5,182
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/29	7,000	7,044
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/38	8,950	8,976
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,001
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	5,000	5,008
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	486
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,594
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,581
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/42	5,500	5,017
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/43	2,765	2,788
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	2,875	2,591
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/45	1,885	1,886
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	12,865	11,348
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	7,371
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	855	737
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/50	5,670	5,675
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	11,935	10,064
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	10,780	9,141
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,130	950
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/29	1,550	1,611
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	438
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	2,365	2,470
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/31	2,315	2,430
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/32	2,000	2,093
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/33	1,875	1,959
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	3,255	2,817
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	2,360	2,073
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	4,670	4,291
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/51	10,400	9,580
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/54	9,510	8,247
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	10,975	10,928
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	15,300	15,864
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/39	1,075	1,072
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	2,750	2,889
40

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,325	4,661
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	4,715	5,051
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	3,885	4,224
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	5,880	6,423
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,500
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,635
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,394
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,575	7,127
	Pennsylvania Turnpike Commission Highway Revenue	5.125%	12/1/39	8,300	8,600
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,815	5,168
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,885	4,135
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,679
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,750
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,537
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	9,072
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,500	2,230
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,075
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,295	15,691
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	1,150	1,200
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,495	1,572
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	10,000	10,359
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	8,975	7,806
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	14,472
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	2,133
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,249
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,525	7,335
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,079
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	8,475	7,787
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	9,255	7,963
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	5,693
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,470
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,356
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/49	4,145	4,351
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,011
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,008
[1]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	1,520	1,504
[1]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	2,000	1,962
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/39	2,760	2,620
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/49	3,230	2,912
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/39	1,600	1,504
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/50	1,750	1,521
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/41	950	819
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/51	640	499
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/56	700	530
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/40	815	788
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/50	1,500	1,384
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,000	1,980
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,625	1,591
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	1,585	1,523
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,200
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	3,000	2,585
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,190	1,260
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,845	3,948
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	4,180	4,264
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	10,000	10,330
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	6,626
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	14,000	12,481
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	5,180	5,226
[6]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,709
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,021
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,000	982
[6]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,481
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,946
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	1,695	1,642
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,345
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	9,391
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,029
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	5,000	5,003
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	20,935	21,920
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	2,015	2,141
41

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	School District of Philadelphia GO	5.250%	9/1/42	14,860	15,651
	School District of Philadelphia GO	5.250%	9/1/42	2,540	2,673
	School District of Philadelphia GO	5.000%	9/1/44	4,000	4,014
	School District of Philadelphia GO	5.500%	9/1/48	5,410	5,707
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	997
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,483
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,000	918
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	33,938
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,297
					956,649
Puerto Rico (2.5%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,151	1,153
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	7,558	7,706
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	26,261	27,296
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	36,025	38,193
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	25,816	17,299
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	44,561	42,546
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	18,305	17,037
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	6,516	5,973
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	13,122	11,171
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,045	1,066
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,221
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	2,280	2,331
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	4,540	4,640
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,600	2,658
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,875	10,107
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	8,950	9,064
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	253
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	11,150	11,311
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	5,180	4,454
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,560	9,068
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	250	204
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,636
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	5,000	4,726
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	171
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	365
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	140	128
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	45
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	35
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	117
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	128
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	8,003	7,316
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	19,238	16,199
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	843
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	8,900	6,853
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	6,468	4,541
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	108,431	101,812
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	13,254	12,445
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,753	1,646
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	11,850	3,802
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/53	3,521	3,087
					395,768
Rhode Island (0.3%)
[4]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/40	1,100	1,186
[4]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/44	1,000	1,051
42

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,362
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,366
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,329
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,022
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,682
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	990
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,574
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,501
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	5,500	5,408
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/54	6,000	6,062
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/28	800	825
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/30	1,900	1,971
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	3,950	3,379
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,534
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,003
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/45	2,465	2,465
					44,710
South Carolina (1.9%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/49	1,500	1,252
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/49	4,000	4,112
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/42	250	238
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/44	300	281
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/54	5,465	5,647
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,705
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/44	6,000	6,095
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	6,945	7,370
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	4,890	5,116
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/46	3,750	3,388
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/51	3,000	2,634
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,491
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/64	14,585	14,770
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/46	5,925	4,346
[1]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/56	5,200	3,501
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,000	5,003
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	5,960	5,611
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/42	1,155	1,215
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	6,325	6,654
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	4,665	4,879
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	1,305	1,358
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/44	1,875	1,889
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	7,500	6,898
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	15,042
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/1/48	5,250	4,932
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	2,840	2,603
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/48	2,940	3,147
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/50	10,000	10,672
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	12,500	12,967
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	11,065	11,784
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	11/15/54	6,875	6,993
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	1.000%	11/1/32	1,565	1,667
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/26	7,480	7,491
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	9,314
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/35	1,170	1,114
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,367
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,813
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	15	16
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	20	22
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/37	20	21
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	15	14
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	5,860	5,559
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	20	19
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	5	5
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	40	38
[6]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/42	45	47
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	2,245	2,284
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/46	8,860	7,949
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	3,295	3,310
43

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/49	5	4
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	5,855	5,878
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	3,550	3,075
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	21,700	18,711
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	3,340	2,972
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	365	325
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	10,550	10,856
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/54	555	583
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,491
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	5,000	4,400
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	85	79
	South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	295	262
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/35	25	23
	South Carolina Public Service Authority Nuclear Revenue	3.000%	12/1/36	50	42
	South Carolina Public Service Authority Nuclear Revenue	3.625%	12/1/37	10	9
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	280	280
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	45	45
	South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/40	100	84
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/48	5,680	5,705
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/50	4,375	4,531
[4]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/55	3,435	3,457
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/55	9,370	9,401
	South Island Public Service District Water Revenue	5.000%	4/1/47	5,000	5,170
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,232
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/43	1,775	1,591
					292,849
South Dakota (0.1%)
	Lincoln County SD College & University Revenue	4.000%	8/1/56	3,040	2,339
	Lincoln County SD College & University Revenue	4.000%	8/1/61	2,650	1,990
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	11,275	9,946
					14,275
Tennessee (1.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	974
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	955
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	2,973
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/49	3,560	3,651
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/54	12,455	12,691
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/49	6,655	6,721
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/54	6,700	6,960
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,005
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,186
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,275	1,337
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,840	1,918
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/54	6,540	5,856
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	1,210	1,235
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	2,400	2,415
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	3,350	3,399
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,730
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	5,350	5,382
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/58	2,450	2,441
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	4.000%	5/1/46	2,590	2,250
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,110	1,189
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/52	9,000	9,290
	Pigeon Forge TN GO	4.000%	6/1/52	1,295	1,160
[1]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.250%	6/1/56	2,105	2,019
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/39	15,420	16,270
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	8,825	8,807
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	17,995	18,718
44

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	3,680	3,857
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,800
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	9,045	9,156
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	34,555	35,443
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	7,410	7,413
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	3,110	3,242
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	35	35
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	1,570	1,563
					191,041
Texas (6.7%)
	Amarillo TX Drainage Utility Water Revenue	4.000%	8/15/45	1,420	1,264
[1,3]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	832
[3]	Angelina & Neches River Authority Revenue (Jefferson Enterprise Energy LLC Project)	7.500%	12/1/45	1,450	483
[1]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,072	4,295
[1]	Anna TX Special Assessment Revenue	7.375%	9/15/52	6,000	6,407
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,815
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/62	3,560	3,590
[1]	Aubrey TX Special Assessment Revenue	5.375%	12/31/45	605	562
[1]	Aubrey TX Special Assessment Revenue	6.000%	9/1/53	1,249	1,218
[1]	Aubrey TX Special Assessment Revenue	5.625%	12/31/55	1,100	1,016
	Austin Affordable PFC Inc. Revenue	4.450%	3/1/43	1,150	1,129
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,200
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,175
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,023
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,197
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,049
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,168
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,107
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,833
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/49	4,000	4,028
[15]	Bastrop Independent School District GO	5.000%	2/15/53	9,530	9,778
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/49	2,500	2,685
[1]	Buda TX Special Assessment Revenue	6.000%	9/1/55	1,223	1,142
[1]	Buda TX Special Assessment Revenue	6.750%	9/1/55	3,900	3,660
[1]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	799
[1]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	1,757
[1]	Celina TX Special Assessment Revenue	6.750%	9/1/53	1,718	1,659
[1]	Celina TX Special Assessment Revenue	5.625%	9/1/55	600	564
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,172
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,219
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,508
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	1,650	1,620
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	800	751
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	20,755	18,867
[2]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	4,740	3,662
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	1,000	860
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,400	3,898
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,003
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	2,180	2,314
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	1,675	1,761
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	1,930	2,010
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	5,250	5,442
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	9,300	9,301
	Colony TX GO	4.000%	8/15/43	3,060	2,852
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	427
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	944
[1]	Crandall TX Special Assessment Revenue	4.125%	9/15/26	100	99
[1]	Crandall TX Special Assessment Revenue	4.000%	9/15/31	200	193
[1]	Crandall TX Special Assessment Revenue	4.750%	9/15/31	300	294
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/41	1,925	1,693
[1]	Crandall TX Special Assessment Revenue	5.000%	9/15/41	250	231
[1]	Crandall TX Special Assessment Revenue	5.250%	9/15/51	750	688
[1]	Crandall TX Special Assessment Revenue	5.500%	9/15/55	595	559
	Dallas Housing Finance Corp. Revenue	4.350%	10/1/41	1,275	1,273
	Dallas TX GO	4.000%	2/15/40	6,250	5,984
	Dallas TX GO	4.000%	2/15/41	3,125	2,972
[1]	Decatur TX Special Assessment Revenue	5.750%	9/15/55	1,100	1,033
[1]	Denton County TX Special Assessment Revenue	5.875%	12/31/45	1,240	1,172
[1]	Denton County TX Special Assessment Revenue	5.625%	12/31/55	2,115	1,997
45

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Denton County TX Special Assessment Revenue	6.125%	12/31/55	3,353	3,147
[15,16]	Denton Independent School District GO	5.000%	8/15/53	22,835	23,422
[1]	Dorchester TX Special Assessment Revenue	6.000%	9/15/44	1,000	926
[1]	Dorchester TX Special Assessment Revenue	6.250%	9/15/54	1,470	1,339
[4]	El Paso County Hospital District GO	5.000%	8/15/42	2,600	2,697
[4]	El Paso County Hospital District GO	5.000%	8/15/43	1,500	1,547
[2]	El Paso County Hospital District Health, Hospital, Nursing Home Revenue	4.125%	2/15/49	1,000	917
[1]	Fate TX Special Assessment Revenue	5.375%	8/15/44	548	518
[1]	Fate TX Special Assessment Revenue	5.750%	8/15/54	1,121	1,052
	Forney Independent School District GO	0.000%	8/15/37	325	188
	Forney Independent School District GO	0.000%	8/15/38	1,400	766
	Fort Worth TX Water & Sewer System Water Revenue	4.125%	2/15/47	4,000	3,730
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/29	450	466
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/30	750	781
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/31	1,500	1,571
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/38	925	968
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/39	750	784
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/40	900	952
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/41	1,200	1,262
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/42	1,350	1,415
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/43	900	942
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.500%	8/1/44	850	888
[15]	Georgetown Independent School District GO	3.000%	8/15/40	4,500	3,763
	Grand Parkway Transportation Corp. Highway Revenue	5.450%	10/1/34	10,000	10,525
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,235
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	16,935	16,716
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/54	5,000	4,382
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/54	10,000	10,472
[15]	Hays Consolidated Independent School District GO	3.000%	2/15/39	1,750	1,480
[15]	Hays Consolidated Independent School District GO	3.000%	2/15/40	2,000	1,652
[15]	Hays Consolidated Independent School District GO	3.000%	2/15/41	1,350	1,091
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	3,650	3,652
[1]	Hays County TX Special Assessment Revenue	4.000%	9/15/50	975	752
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,100	1,995
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	860
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,786
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,715
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	5,000	1,132
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	15,000	13,472
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,033
	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/15/34	9,940	10,030
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,461
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,483
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/15/35	10,000	10,206
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,062
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,452
[6]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	3,850	4,052
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,247
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,708
[6]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,089
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	1,902
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,426
[6]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	2,000	2,076
[6]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/39	2,700	2,886
	Houston TX Airport System Port, Airport & Marina Revenue	5.500%	7/15/39	10,500	10,564
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/46	7,840	6,889
[6]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/53	13,000	13,242
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	5,460	5,338
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	6,155	5,956
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,419
[1]	Justin TX Special Assessment Revenue	4.000%	9/1/51	975	752
[1]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/42	1,152	1,079
[1]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/52	2,004	1,870
[15]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,000	10,220
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/54	2,165	1,879
[1]	Lavon TX Special Assessment Revenue	4.000%	9/15/42	1,250	1,046
[1]	Lavon TX Special Assessment Revenue	4.375%	9/15/42	535	470
[1]	Lavon TX Special Assessment Revenue	4.125%	9/15/52	3,000	2,312
[1]	Lavon TX Special Assessment Revenue	4.500%	9/15/52	1,000	834
[1]	Lavon TX Special Assessment Revenue	5.375%	9/15/52	400	377
46

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lavon TX Special Assessment Revenue	5.500%	9/15/54	750	716
[15]	Liberty Hill Independent School District GO	4.000%	2/1/48	7,500	6,868
[1]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	770
[1]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	369
[1]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	2,350	1,769
[1]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	561
[1]	Little Elm TX Special Assessment Revenue	6.875%	9/1/52	2,190	2,233
[6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	7,057
[6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	2,952
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	7,015	7,118
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	7,630	7,721
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/47	6,720	7,062
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/49	10,000	10,316
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	3,250	3,251
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	5,000	5,026
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/52	5,000	5,392
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	15,000	15,374
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/55	11,185	11,299
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/55	4,550	4,660
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	64	1
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	339	3
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	423	4
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	169	2
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	931	9
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,500	3,439
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/43	3,000	2,982
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/53	3,000	2,980
[15]	Midland Independent School District GO	4.000%	2/15/40	1,255	1,224
[15]	Midland Independent School District GO	4.000%	2/15/41	1,375	1,315
[15]	Midlothian Independent School District GO	3.000%	2/15/45	4,000	2,975
[1]	Midlothian TX Special Assessment Revenue	5.250%	9/15/42	1,000	966
[1]	Midlothian TX Special Assessment Revenue	6.000%	9/15/42	644	624
[1]	Midlothian TX Special Assessment Revenue	5.375%	9/15/52	1,900	1,768
[1]	Midlothian TX Special Assessment Revenue	6.125%	9/15/52	1,000	969
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	7,929
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	5,361
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,274
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	6,442
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	2,840	2,836
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,586
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,361
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/45	9,690	9,056
[1]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/56	16,760	15,532
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,019
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,731
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,594
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	13,220	9,364
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	5.000%	1/1/57	4,150	3,401
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living-Langford Project)	5.500%	11/15/52	4,750	3,601
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	959
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	5,781
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/49	2,010	1,796
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/55	6,175	5,387
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.250%	1/1/42	12,500	11,850
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Sanctuary LTC Project)	5.500%	1/1/57	2,500	2,282
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	475
47

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,720
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/30	1,000	988
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/55	2,080	2,035
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/30	985	974
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	5,875
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	992
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/41	276	230
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/51	602	480
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/41	1,500	1,386
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/51	7,000	6,382
[2]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/37	1,795	1,594
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	5,000	3,399
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	3,000	1,947
[5,15]	Northside Independent School District GO	5.000%	8/15/55	4,010	4,136
[2]	Pearland TX GO	5.000%	9/1/48	1,150	1,191
[2]	Pearland TX GO	5.000%	9/1/53	1,300	1,341
	Pflugerville Independent School District GO	4.000%	2/15/45	5,000	4,597
[1]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	505
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	1,032
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	950
[1,5]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/55	1,300	1,309
[1,5]	Pilot Point TX Special Assessment Revenue	6.375%	9/15/55	1,500	1,511
[1]	Pilot Point TX Special Assessment Revenue (Mobberly Pub Area #2 Project)	6.000%	9/15/52	2,110	2,082
[1]	Plano TX Special Assessment Revenue	4.000%	9/15/51	3,650	2,773
[1]	Plano TX Special Assessment Revenue	4.375%	9/15/51	913	699
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/51	5,170	5,282
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,032
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,028
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,065
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,112
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,163
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,218
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,314
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,374
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.000%	1/1/39	2,000	1,975
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.125%	1/1/44	2,000	1,922
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	3.000%	1/1/50	1,725	1,137
[1]	Port of Beaumont Navigation District Economic Development Revenue (Jefferson Gulf Coast Energy Project)	5.250%	1/1/54	1,000	949
[1]	Port of Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,481
[1]	Princeton TX Special Assessment Revenue	5.000%	9/1/44	600	556
[1]	Princeton TX Special Assessment Revenue	5.250%	9/1/54	1,000	956
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.250%	9/1/43	1,000	947
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	5.500%	9/1/53	1,315	1,243
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/43	2,276	2,278
[1]	Princeton TX Special Assessment Revenue (Silicy Public Improvement Area No.1 Project)	7.000%	9/1/53	2,672	2,643
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	10	10
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,003
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/43	1,465	1,438
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	2,575	2,555
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/43	2,035	2,015
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,088
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/54	10,000	10,261
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,335	2,332
	San Marcos TX Special Assessment Revenue	5.625%	9/1/50	900	864
[1]	Seagoville TX Special Assessment Revenue	6.000%	9/15/44	2,000	1,907
[1]	Seagoville TX Special Assessment Revenue	6.250%	9/15/54	2,052	1,929
[1]	Seagoville TX Special Assessment Revenue	7.000%	9/15/54	3,338	3,183
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	2,000	1,990
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	6,980	6,114
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	1,555	1,568
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/54	12,600	11,319
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	2,510	2,428
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/45	3,585	3,241
48

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,544
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,554
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	5,750	6,136
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.000%	9/1/44	6,240	5,798
	Texas GO	4.125%	8/1/46	4,530	4,112
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,316
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,005
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	773
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	6,685	6,907
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	17,960	18,632
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	6,325	6,581
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	945	987
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	5,740	5,999
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	56,470	59,584
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	19,700	21,148
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/34	12,500	12,994
[6]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	1,500	1,133
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,713
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	3,470	3,491
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	2,290	2,299
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,703
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,795	1,793
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,245
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	2,000	2,090
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	3,305	3,274
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	1,974
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,216
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,140	1,112
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	961
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/37	500	523
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	4,008
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	4,025	3,831
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/38	3,000	3,121
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,165	1,098
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/39	3,750	3,879
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,025	960
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/40	2,250	2,322
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/41	4,750	4,897
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/42	5,100	5,249
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/43	6,450	6,611
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/58	19,000	19,476
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	5,685	5,928
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	2,420	2,506
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	1,900	1,807
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	1,280	1,195
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	6,000	5,823
	Texas State University System College & University Revenue	4.000%	3/15/49	4,795	4,370
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,775
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/34	2,300	1,553
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/35	2,000	1,282
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/36	1,905	1,159
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/38	500	273
	Texas Water Development Board Water Revenue	4.000%	10/15/41	4,955	4,690
	Texas Water Development Board Water Revenue	4.000%	10/15/42	8,125	7,679
	Texas Water Development Board Water Revenue	4.000%	10/15/43	5,440	5,122
	Texas Water Development Board Water Revenue	4.125%	10/15/47	2,485	2,322
	Texas Water Development Board Water Revenue	5.000%	10/15/53	7,320	7,571
	University of Houston College & University Revenue	5.000%	2/15/56	835	855
[5]	University of North Texas System College & University Revenue	5.000%	4/15/50	2,000	2,060
[15]	Van Zandt County TX Edgewood Independent School District GO	4.000%	2/15/53	6,710	5,976
					1,062,987
Utah (1.4%)
[1]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,842
[1]	Black Desert Public Infrastructure District Special Assessment Revenue	5.625%	12/1/53	7,500	7,287
49

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fields Estates Public Infrastructure District GO	6.125%	3/1/55	750	724
[1]	Fields Estates Public Infrastructure District Special Assessment Revenue	5.250%	12/1/53	2,750	2,536
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	3,900	4,112
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	3,680	3,845
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	3,360	3,487
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	2,145	2,240
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	2,000	2,049
	Iron County UT Sales Tax Revenue	5.000%	10/1/59	3,515	3,630
	Iron County UT Sales Tax Revenue	5.000%	10/1/64	5,570	5,735
[1]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/50	6,000	4,754
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.750%	6/15/44	2,000	1,974
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.125%	6/15/54	4,000	3,625
[1]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	6.000%	6/15/54	5,910	5,915
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	3,786
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	5,000	5,121
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/37	1,700	1,805
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	18,660	17,566
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	7,071
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/38	1,625	1,719
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	18,614
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/39	1,845	1,942
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/48	16,435	16,711
[6]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	12,967
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	3,500	3,025
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,486
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/53	6,695	6,762
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/49	3,000	3,145
	South Salt Lake UT Sales Tax Revenue	5.000%	7/15/54	1,000	1,037
[1]	UIPA Crossroads Public Infrastructure District Tax Increment/Allocation Revenue	4.375%	6/1/52	4,000	3,323
	University of Utah College & University Revenue	5.250%	8/1/48	2,090	2,181
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,152
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	2,995	3,250
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,270	1,381
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	9,920	10,954
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	5,300	5,885
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	5,980	6,726
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,250	1,366
[2]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,231
[1]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/54	3,330	3,294
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	5,000	5,215
[1]	Wood Ranch Public Infrastructure District Special Assessment Revenue	5.625%	12/1/53	1,125	1,087
					215,557
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/45	3,640	3,028
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	6,089
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	433
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,340
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	562
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,019
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	555
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	815
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	566
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	345	344
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	593
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	355	353
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	1,680	1,563
					17,260
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,417
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,434
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	4,961
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,013
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,007
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/42	4,000	3,857
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/52	4,000	3,797
					28,486
50

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia (1.6%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	245	282
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,985	5,093
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,290	5,405
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/40	7,800	7,553
[1]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	6,000	4,686
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/51	4,020	4,168
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,156
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,000
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,664
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	5,035
[5]	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,840	3,854
[6]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	1,510	1,590
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	6,015	4,601
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	740
[1]	Newport News IDA Revenue	5.330%	7/1/45	17,000	15,979
[1]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/45	2,300	2,107
[5]	Prince William County Service Authority Water Revenue	5.000%	7/15/55	5,690	5,938
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	1,989	2,033
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/45	7,690	6,164
	Sussex County IDA Resource Recovery Revenue	4.250%	6/1/28	10,000	9,897
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	5,130	5,163
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	3,430	3,777
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	5,465	5,987
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,439
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,503
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,494
	Virginia College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,561
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	939
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,124
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	1,772
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,341
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	4,203
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	1,300	1,221
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/42	5,000	4,773
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	2,250	1,907
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	2,000	1,656
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,069
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,493
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,502
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/34	5,820	5,988
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/35	220	209
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/35	5,000	5,133
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/36	3,500	3,303
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/37	7,250	6,787
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/37	2,175	2,211
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/37	745	756
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/38	12,225	11,345
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	862
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	1,855	1,912
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,702
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	12,650	11,652
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	1,745	1,789
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,850	2,611
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	1,022
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	21,270	19,259
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	7,190	6,517
	Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/41	3,995	3,079
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,265
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,084
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/42	1,000	1,009
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/42	1,270	1,282
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	1,000	1,004
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	4,690	4,618
					247,268
51

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington (1.6%)
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/52	4,750	4,622
[2,5]	Grant County WA GO	5.250%	12/1/50	1,350	1,408
[2,5]	Grant County WA GO	5.500%	12/1/55	1,500	1,593
[2,5]	Grant County WA GO	5.500%	12/1/60	4,500	4,768
	Kitsap County School District No. 100-C Bremerton GO	5.250%	12/1/47	1,615	1,714
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,220
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,523
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,367
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,544
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	6,605	6,852
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/39	4,000	4,112
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	22,010	20,133
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/44	16,000	16,600
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/47	8,030	6,998
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/47	4,550	4,578
	Port of Seattle WA Port, Airport & Marina Revenue	5.250%	7/1/49	22,250	22,873
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/30	2,000	1,978
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Navalia & Alena Projects)	4.000%	8/1/34	2,800	2,736
[1]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	5,023
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,000	1,982
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	5,000	4,574
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/48	1,740	1,532
	Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/47	3,000	2,614
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	3,497
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	2,015	1,732
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	3,860
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/31	2,395	2,216
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	31,000	30,955
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/48	5,120	3,455
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	1,934
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	7,841
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,225	1,237
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,100	1,099
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,832
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	989
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.500%	7/1/25	1,350	1,355
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.750%	7/1/25	820	824
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,000	2,009
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	26,607	24,492
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	13,817	12,441
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.221%	3/20/40	9,467	8,705
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/59	5,000	5,099
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.750%	1/1/53	1,295	1,236
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parkshore Juanita Bay Project)	5.875%	1/1/59	1,070	1,028
[1]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/59	2,915	3,125
					254,305
West Virginia (0.4%)
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	1,000	987
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	6,510	5,985
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,430	1,301
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	6,000	6,157
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	4,160
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,152
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	6,515
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	9,010	8,333
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/53	21,100	22,631
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,166
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,510
					67,897
52

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin (2.9%)
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,289
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	325	315
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	2,869
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	477
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	1,230	1,183
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	682
[1]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/44	340	301
[1]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	2,843
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	989
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/49	440	387
[1]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,671
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/52	1,000	940
[1]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/53	600	611
[1]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/53	440	378
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,633
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,125	1,757
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,080	972
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	5,200	4,273
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/57	870	818
[1]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/58	550	562
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/60	1,300	1,154
[1]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	2,831
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	7,371	7,459
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/51	1,000	886
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/56	2,435	2,125
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/52	2,070	1,601
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/57	1,310	979
[1]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,250
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,800	1,533
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/52	6,120	4,809
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,049
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,018
[1]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	7,000	5,128
[1]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	9,500	6,949
[1]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,597
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	160	158
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	4.000%	10/1/30	2,250	2,242
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,002
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,747
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	596
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	3,871
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	744
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	304
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	320
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	23,324
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/45	2,640	2,372
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	11,558
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	5,220	3,474
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,302
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,750	6,711
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	6,694
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,000	6,486
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,420
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,169
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,510
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	15,281
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,773
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	600	536
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,183
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,524
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	4,672
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/55	1,430	1,461
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/61	2,200	2,220
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/56	7,125	5,251
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	2,440	2,446
	Public Finance Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	4.000%	10/1/30	1,600	1,663
	Public Finance Authority Highway Revenue	5.500%	7/1/44	5,000	5,160
	Public Finance Authority Highway Revenue	5.750%	7/1/49	4,000	4,188
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,575
53

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/51	3,615	2,492
[1]	Public Finance Authority Industrial Revenue	4.000%	9/1/56	3,000	1,999
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/36	6,297	6,125
[1]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/37	4,835	2,357
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	1,975	1,969
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	14,875	14,756
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	15,100	14,844
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	6.810%	4/28/36	7,000	7,095
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/39	10,161	9,596
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,109
	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/15/55	750	756
	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	6/15/55	1,000	988
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	5,000	5,082
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.250%	6/1/54	2,325	2,292
[1]	Public Finance Authority Miscellaneous Revenue (American Dream @ Meadowsland Project)	7.000%	12/1/50	7,600	7,692
[1]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/54	1,925	1,874
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	1,745	1,746
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/38	1,150	1,204
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/39	1,190	1,238
[1]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	10,000	10,475
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/43	1,000	1,016
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/53	1,000	955
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	14,035	11,276
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	17,405	13,658
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/39	800	766
[1]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	6,000	6,002
[2]	Racine Unified School District GO	4.000%	4/1/42	3,445	3,334
[2]	Racine Unified School District GO	4.000%	4/1/43	3,970	3,808
[2]	Racine Unified School District GO	4.000%	4/1/44	2,435	2,306
[4]	Racine Unified School District GO	4.000%	4/1/45	1,100	1,032
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	5,310	4,866
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/49	1,450	1,473
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	2,500	2,247
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	3,850	3,491
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,508
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	1,800	1,770
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,250	1,250
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,060
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	750	767
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	882
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	920	927
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	2/15/46	200	160
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	18,760	17,186
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,505	13,405
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/50	1,175	1,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	7,370	6,497
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,250	3,406
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/54	7,355	7,771
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/54	3,630	3,735
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.875%	7/1/55	2,000	1,939
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/55	10,000	10,314
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	2,991
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/59	2,500	2,564
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/60	3,000	2,933
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,347
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	3,865	4,147
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	2,410	2,607
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	2,915	2,915
					457,262
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	49
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	654
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/54	1,045	1,124
					1,827
Total Tax-Exempt Municipal Bonds (Cost $16,019,141)					15,139,224
54

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	39,161	23,399
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	3,690	2,260
Total Taxable Municipal Bonds (Cost $25,519)					25,659
				Shares
Temporary Cash Investments (3.3%)
Investment Company (3.3%)
[17]	Vanguard Municipal Low Duration Fund (Cost $524,626)	3.218%		52,462,627	524,626
Total Investments (99.2%) (Cost $16,569,286)					15,689,509
Other Assets and Liabilities—Net (0.8%)					119,490
Net Assets (100%)					15,808,999
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $1,588,926, representing 10.1% of net assets.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Non-income-producing security—security in default.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Securities with a value of $4 have been segregated as initial margin for open futures contracts.
17	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/24/26	MSCS	5,060	Buy	5-Year MMD AAA General Obligation Scale	3.460%	59	59	—
4/27/26	JPMC	7,590	Buy	5-Year MMD AAA General Obligation Scale	3.380%	59	59	—
4/30/26	MSCS	4,790	Buy	30-Year MMD AAA General Obligation Scale	4.700%	76	76	—
4/30/26	JPMC	3,193	Buy	30-Year MMD AAA General Obligation Scale	4.700%	51	51	—
5/1/26	RBC	4,788	Buy	30-Year MMD AAA General Obligation Scale	4.650%	(30)	—	(30)
						215	245	(30)
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.
55

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,044,660)	15,164,883
Affiliated Issuers (Cost $524,626)	524,626
Total Investments in Securities	15,689,509
Investment in Vanguard	443
Receivables for Investment Securities Sold	78,940
Receivables for Accrued Income	226,249
Receivables for Capital Shares Issued	10,486
Unrealized Appreciation—Over-the-Counter Swap Contracts	245
Other Assets	139
Total Assets	16,006,011
Liabilities
Due to Custodian	1,686
Payables for Investment Securities Purchased	155,274
Payables for Capital Shares Redeemed	24,107
Payables for Distributions	15,278
Payables to Vanguard	637
Unrealized Depreciation—Over-the-Counter Swap Contracts	30
Total Liabilities	197,012
Net Assets	15,808,999
At April 30, 2025, net assets consisted of:

Paid-in Capital	17,268,703
Total Distributable Earnings (Loss)	(1,459,704)
Net Assets	15,808,999

Investor Shares—Net Assets
Applicable to 170,834,142 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,771,959
Net Asset Value Per Share—Investor Shares	$10.37

Admiral™ Shares—Net Assets
Applicable to 1,353,307,449 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,037,040
Net Asset Value Per Share—Admiral Shares	$10.37

See accompanying Notes, which are an integral part of the Financial Statements.
56

High-Yield Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1]	327,962
Total Income	327,962
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,071
Management and Administrative—Investor Shares	1,302
Management and Administrative—Admiral Shares	4,652
Marketing and Distribution—Investor Shares	76
Marketing and Distribution—Admiral Shares	550
Custodian Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	27
Shareholders’ Reports and Proxy Fees—Admiral Shares	87
Trustees’ Fees and Expenses	4
Other Expenses	168
Total Expenses	7,969
Expenses Paid Indirectly	(19)
Net Expenses	7,950
Net Investment Income	320,012
Realized Net Gain (Loss)
Investment Securities Sold[1]	(48,321)
Futures Contracts	(3,601)
Realized Net Gain (Loss)	(51,922)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(463,842)
Futures Contracts	1,865
Swap Contracts	215
Change in Unrealized Appreciation (Depreciation)	(461,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	(193,672)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,493, ($6), and $6, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
57

High-Yield Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	320,012	594,017
Realized Net Gain (Loss)	(51,922)	(78,343)
Change in Unrealized Appreciation (Depreciation)	(461,762)	1,497,895
Net Increase (Decrease) in Net Assets Resulting from Operations	(193,672)	2,013,569
Distributions
Investor Shares	(35,323)	(65,624)
Admiral Shares	(281,897)	(523,391)
Total Distributions	(317,220)	(589,015)
Capital Share Transactions
Investor Shares	(12,075)	120,827
Admiral Shares	195,038	787,501
Net Increase (Decrease) from Capital Share Transactions	182,963	908,328
Total Increase (Decrease)	(327,929)	2,332,882
Net Assets
Beginning of Period	16,136,928	13,804,046
End of Period	15,808,999	16,136,928

See accompanying Notes, which are an integral part of the Financial Statements.
58

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.70	$9.70	$9.76	$11.98	$11.68	$11.76
Investment Operations
Net Investment Income[1]	.206	.401	.373	.341	.346	.374
Net Realized and Unrealized Gain (Loss) on Investments	(.331)	.996	(.062)	(2.147)	.328	(.045)
Total from Investment Operations	(.125)	1.397	.311	(1.806)	.674	.329
Distributions
Dividends from Net Investment Income	(.205)	(.397)	(.371)	(.340)	(.346)	(.372)
Distributions from Realized Capital Gains	—	—	—	(.074)	(.028)	(.037)
Total Distributions	(.205)	(.397)	(.371)	(.414)	(.374)	(.409)
Net Asset Value, End of Period	$10.37	$10.70	$9.70	$9.76	$11.98	$11.68
Total Return[2]	-1.20%	14.49%	3.02%	-15.43%	5.81%	2.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,772	$1,842	$1,559	$1,633	$2,367	$2,114
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.92%	3.76%	3.61%	3.09%	2.87%	3.22%
Portfolio Turnover Rate	14%	29%	35%	27%	17%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
59

High-Yield Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.70	$9.70	$9.76	$11.98	$11.68	$11.76
Investment Operations
Net Investment Income[1]	.211	.409	.382	.350	.356	.384
Net Realized and Unrealized Gain (Loss) on Investments	(.332)	.997	(.063)	(2.147)	.328	(.046)
Total from Investment Operations	(.121)	1.406	.319	(1.797)	.684	.338
Distributions
Dividends from Net Investment Income	(.209)	(.406)	(.379)	(.349)	(.356)	(.381)
Distributions from Realized Capital Gains	—	—	—	(.074)	(.028)	(.037)
Total Distributions	(.209)	(.406)	(.379)	(.423)	(.384)	(.418)
Net Asset Value, End of Period	$10.37	$10.70	$9.70	$9.76	$11.98	$11.68
Total Return[2]	-1.17%	14.58%	3.11%	-15.36%	5.89%	2.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,037	$14,295	$12,245	$12,197	$16,424	$13,717
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	4.00%	3.84%	3.69%	3.17%	2.95%	3.30%
Portfolio Turnover Rate	14%	29%	35%	27%	17%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
60

High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open futures contracts at April 30, 2025.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD rate locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD rate locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2025, the fund’s average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
61

High-Yield Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $443,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $19,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
62

High-Yield Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,139,224	—	15,139,224
Taxable Municipal Bonds	—	25,659	—	25,659
Temporary Cash Investments	524,626	—	—	524,626
Total	524,626	15,164,883	—	15,689,509
Derivative Financial Instruments
Assets
Swap Contracts	—	245	—	245
Liabilities
Swap Contracts	—	(30)	—	(30)
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,574,391
Gross Unrealized Appreciation	98,423
Gross Unrealized Depreciation	(983,090)
Net Unrealized Appreciation (Depreciation)	(884,667)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $540,727,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $2,431,021,000 of investment securities and sold $2,232,015,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $8,500,000 and sales were $21,950,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	309,266	29,078	591,768	55,820
Issued in Lieu of Cash Distributions	30,333	2,852	55,936	5,242
Redeemed	(351,674)	(33,197)	(526,877)	(49,702)
Net Increase (Decrease)—Investor Shares	(12,075)	(1,267)	120,827	11,360
Admiral Shares
Issued	1,803,167	170,195	3,347,776	315,482
Issued in Lieu of Cash Distributions	195,085	18,349	358,203	33,570
Redeemed	(1,803,214)	(170,773)	(2,918,478)	(276,025)
Net Increase (Decrease)—Admiral Shares	195,038	17,771	787,501	73,027
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
63

High-Yield Tax-Exempt Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q442 062025
64

Financial Statements
For the six-months ended April 30, 2025
Vanguard Intermediate-Term Tax-Exempt Fund

Contents
Financial Statements	1

Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (3.8%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,015	1,068
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	1,895	2,020
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/31	3,600	3,910
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	10,231
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,487
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,076
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,409
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,329
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,053
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,049
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	787
	Alabama Housing Finance Authority	4.450%	8/1/45	3,760	3,670
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	11,000	10,964
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	34,600	36,750
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/39	5,550	5,848
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,535	4,385
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,195
	Auburn AL GO	5.000%	8/1/39	2,000	2,120
	Auburn AL GO	5.000%	8/1/41	2,540	2,665
	Auburn University College & University Revenue	5.000%	6/1/34	2,000	2,244
	Auburn University College & University Revenue	5.000%	6/1/34	3,115	3,495
	Auburn University College & University Revenue	5.000%	6/1/35	1,500	1,688
	Auburn University College & University Revenue	5.000%	6/1/35	4,545	5,116
	Auburn University College & University Revenue	5.000%	6/1/36	7,500	8,337
	Auburn University College & University Revenue	5.000%	6/1/37	2,000	2,204
	Auburn University College & University Revenue	5.000%	6/1/37	5,000	5,509
	Auburn University College & University Revenue	5.000%	6/1/38	3,210	3,510
	Auburn University College & University Revenue	5.000%	6/1/38	5,000	5,467
	Auburn University College & University Revenue	5.000%	6/1/39	2,000	2,174
	Auburn University College & University Revenue	5.000%	6/1/39	2,500	2,718
	Auburn University College & University Revenue	5.000%	6/1/40	1,090	1,177
	Auburn University College & University Revenue	5.000%	6/1/41	1,500	1,607
	Auburn University College & University Revenue	5.000%	6/1/41	2,500	2,678
	Auburn University College & University Revenue	5.000%	6/1/42	2,000	2,126
	Auburn University College & University Revenue	5.000%	6/1/42	4,000	4,253
	Auburn University College & University Revenue	5.000%	6/1/43	1,750	1,849
	Auburn University College & University Revenue	5.000%	6/1/44	1,470	1,545
	Auburn University College & University Revenue	5.000%	6/1/45	1,000	1,047
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,753
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,500	1,569
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,000	1,040
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	875	906
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	401
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	352
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	495
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	395
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	391
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	581
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,135
	Birmingham Water Works Board Water Revenue	5.000%	1/1/29	400	425
	Birmingham Water Works Board Water Revenue	5.000%	1/1/31	900	979
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,162
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,193
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,553
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,886
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,222
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/27	1,840	1,888
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/28	1,470	1,521
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/29	1,870	1,945
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/26	15,240	15,212

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/29	108,155	106,253
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	108,600	111,757
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	17,660	18,409
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	90,075	94,204
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	2,955	2,958
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.970%	10/1/52	71,250	69,539
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	43,865	43,840
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	16,160	16,102
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	96,435	100,806
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	37,590	39,538
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	4,870	5,165
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	154,965	161,911
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	30,065	29,491
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/32	57,890	61,883
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	152,810	158,911
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	75,960	80,505
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/34	140,780	148,319
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	507
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	527
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	452
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,509
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,598
[4,5]	East Alabama Health Care Authority Health Care Facilities Revenue TOB VRDO	2.440%	5/1/25	10,920	10,920
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	10,150	10,874
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	50,355	54,728
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	98,285	104,273
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/40	1,405	1,475
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/42	1,040	1,080
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/43	1,100	1,138
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/44	1,160	1,196
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/44	900	928
	Hoover AL GO	5.000%	3/1/41	4,850	5,165
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,516
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	519
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,032
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	516
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,068
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,035
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	1,924
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,044
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,067
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,529
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,349
	Huntsville AL GO	5.000%	5/1/26	2,660	2,715
	Huntsville AL GO	5.000%	5/1/34	3,515	3,647
	Huntsville AL GO	5.000%	5/1/35	3,690	3,819
	Huntsville AL GO	5.000%	5/1/35	3,000	3,105
	Huntsville AL GO	5.000%	5/1/36	3,875	3,996
	Huntsville AL GO	5.000%	5/1/36	4,330	4,465
	Huntsville AL GO	5.000%	5/1/36	5,055	5,301
	Huntsville AL GO	5.000%	5/1/37	4,070	4,188
	Huntsville AL GO	5.000%	5/1/37	3,050	3,139
	Huntsville AL GO	5.000%	5/1/37	5,055	5,284
	Huntsville AL GO	5.000%	5/1/38	2,270	2,331
	Huntsville AL GO	5.000%	3/1/41	2,250	2,393
	Huntsville AL GO	5.000%	3/1/42	845	893
	Huntsville AL GO	5.000%	3/1/42	4,020	4,250
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,352
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,448
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,175
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	4,404
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,446
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	17,870	16,036
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	22,825	24,364
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,663
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,673

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	1,959
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	1,976
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,542
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/39	1,000	1,081
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/40	1,435	1,540
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/41	1,800	1,918
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/42	1,670	1,767
	Jefferson County AL GO	5.000%	4/1/26	5,985	6,086
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	2,650	2,717
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	5,904
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,614
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,451
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	7,765
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,098
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	6,810
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,349
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,089
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	16,786
	Jefferson County AL Sewer Revenue	5.000%	10/1/25	1,255	1,263
	Jefferson County AL Sewer Revenue	5.000%	10/1/27	1,295	1,345
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,270	1,347
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,100	2,247
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	2,195	2,366
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,425	4,793
	Jefferson County AL Sewer Revenue	5.000%	10/1/33	6,000	6,518
	Jefferson County AL Sewer Revenue	5.000%	10/1/34	6,500	7,022
	Jefferson County AL Sewer Revenue	5.000%	10/1/35	5,700	6,118
	Jefferson County AL Sewer Revenue	5.000%	10/1/36	6,000	6,394
	Jefferson County AL Sewer Revenue	5.000%	10/1/38	7,750	8,163
	Jefferson County AL Sewer Revenue	5.000%	10/1/39	14,500	15,070
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	2,000	2,098
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	2,000	2,084
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	11,250	11,694
	Jefferson County AL Sewer Revenue	5.250%	10/1/43	10,250	10,594
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	24,730	25,358
[1]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/26	4,400	4,536
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/31	2,500	2,628
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/34	3,865	4,021
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	36,010	36,026
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,552
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,620
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,528
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,031
	Montgomery AL GO	3.000%	12/1/33	4,780	4,391
	Montgomery AL GO	3.000%	12/1/34	3,415	3,075
	Montgomery AL GO	3.000%	12/1/35	1,500	1,329
	Montgomery AL GO	4.000%	12/1/35	500	497
	Montgomery AL GO	3.000%	12/1/37	1,000	855
	Montgomery AL GO	3.000%	12/1/38	1,000	841
	Montgomery AL GO	3.000%	12/1/39	1,000	824
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	202
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	300
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	194
	Mountain Brook Board of Education GO	3.000%	3/1/39	165	140
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	207
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	397
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	3,961
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	4,962
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,526
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,800	4,619
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	5,973
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	6,144
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	6,330
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	5,590
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	3,036
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	126,835	132,504
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/31	4,365	4,569
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/31	2,665	2,794

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	32,945	34,446
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/32	3,505	3,629
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/32	3,475	3,599
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/33	2,795	2,934
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/33	1,000	1,054
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/34	1,020	1,075
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/33	88,965	93,852
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/35	111,225	113,991
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	25,540	25,389
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	12/1/31	455	450
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	32,665	34,626
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	13,785	14,159
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	144,570	149,390
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	17,630	18,396
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/31	20,195	21,140
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	42,895	44,979
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,627
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,070
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,536
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,073
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	853
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	635
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,000	2,038
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,055	2,078
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,000	2,035
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/35	1,000	892
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/37	2,230	1,920
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/38	2,340	1,977
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/39	2,460	2,036
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/40	2,585	2,119
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/41	6,335	5,069
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/42	6,525	5,111
	University of Alabama College & University Revenue	3.000%	7/1/36	8,580	7,542
	University of Alabama College & University Revenue	3.000%	7/1/37	5,840	5,017
	University of Alabama College & University Revenue	3.000%	7/1/37	4,825	4,145
	University of Alabama College & University Revenue	3.000%	7/1/38	12,520	10,539
[3]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,079
[3]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,128
[3]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	429
[3]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	450
[1]	University of South Alabama College & University Revenue	5.000%	4/1/32	5,545	6,057
[1]	University of South Alabama College & University Revenue	5.000%	4/1/33	4,835	5,311
[3]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,348
[3]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	950
[3]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	961
[6]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/41	500	528
[6]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/45	1,000	1,027
[6]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/46	1,000	1,025
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/28	7,825	7,838
					2,882,091
Alaska (0.2%)
[7]	Alaska GO	5.000%	8/1/28	1,425	1,509
[7]	Alaska GO	5.000%	8/1/29	1,000	1,072
[7]	Alaska GO	5.000%	8/1/30	1,790	1,940
[7]	Alaska GO	5.000%	8/1/31	1,560	1,710
[7]	Alaska GO	5.000%	8/1/32	1,845	2,040
[7]	Alaska GO	5.000%	8/1/33	1,665	1,847
[7]	Alaska GO	5.000%	8/1/34	3,275	3,649
[7]	Alaska GO	5.000%	8/1/35	2,190	2,445
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,685
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	8,894
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	4,015	4,215
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	260
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,487
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	3,965	4,245
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/54	1,865	2,024
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,146
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/30	900	975
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	1,125	1,216

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/32	920	988
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	940	1,007
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/33	870	929
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/33	955	1,018
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/34	1,335	1,411
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/37	1,750	1,721
[7]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/27	1,485	1,542
[7]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	1,250	1,317
[7]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	915	977
[7]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/32	1,870	2,041
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/33	1,945	2,162
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	1,015
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	856
[7]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/35	3,235	3,497
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/36	1,125	1,205
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,255
	Anchorage AK GO	4.000%	9/1/35	1,250	1,262
	Anchorage AK GO	4.000%	9/1/38	2,000	1,974
	Anchorage AK GO	4.000%	9/1/39	2,000	1,948
	Anchorage AK GO	4.000%	9/1/41	1,000	937
	Anchorage AK GO	4.000%	9/1/42	5,670	5,263
	Anchorage AK GO	4.000%	9/1/42	3,295	3,059
	Anchorage AK GO	4.000%	9/1/43	3,000	2,775
	Anchorage AK GO	4.000%	9/1/43	4,800	4,440
	Anchorage AK GO	4.000%	9/1/44	4,765	4,372
	Anchorage AK GO	4.000%	9/1/44	4,475	4,105
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,634
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,053
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,153
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,612
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,091
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,085
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,539
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/28	1,390	1,467
[7]	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/28	2,550	2,688
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/29	2,105	2,252
[7]	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/29	725	775
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/30	955	1,031
[7]	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/30	3,665	3,954
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	1,255	1,370
[7]	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	2,510	2,749
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	1,070	1,173
	North Slope Borough AK GO	5.000%	6/30/27	900	938
	North Slope Borough AK GO	5.000%	6/30/28	1,945	2,059
	North Slope Borough AK GO	5.000%	6/30/30	1,140	1,240
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,050
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	840
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,570	2,706
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,960	2,060
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,800	1,771
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,500	2,445
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/36	3,200	3,110
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,000	1,929
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,500	2,391
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,115	1,053
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,250	3,039
					161,692
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	840	869
	Arizona Board of Regents College & University Revenue	5.000%	7/1/31	725	726
	Arizona Board of Regents College & University Revenue	5.000%	7/1/32	895	896
	Arizona Board of Regents College & University Revenue	5.000%	7/1/33	700	701
	Arizona Board of Regents College & University Revenue	5.000%	7/1/34	1,000	1,001
	Arizona Board of Regents College & University Revenue	5.000%	7/1/34	1,250	1,284
	Arizona Board of Regents College & University Revenue	5.000%	7/1/35	605	605
	Arizona Board of Regents College & University Revenue	5.000%	7/1/35	1,280	1,313
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,500	1,533
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/42	1,000	1,058
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/44	2,300	2,406

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/45	3,000	3,127
	Arizona COP, ETM	5.000%	10/1/26	10,590	10,883
	Arizona COP, ETM	5.000%	10/1/28	11,330	12,049
	Arizona COP, ETM	5.000%	10/1/29	17,350	18,725
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,446
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	14,208
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	5,160	5,233
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,000	8,323
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,028
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	5,500	5,777
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,258
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/30	735	783
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	903
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	625	670
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	751
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	380	409
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,054
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	700	755
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,101
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	550	593
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	977
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	650	696
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,075
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/36	430	457
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/37	400	421
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	565
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/38	950	985
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/38	475	497
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	786
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/39	350	363
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	793
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/40	1,305	1,343
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/40	375	388
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/41	855	874
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/41	350	360
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/42	1,800	1,830
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/42	450	459
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/43	510	517
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/44	475	479
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.500%	7/1/33	515	505
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/38	300	297
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/39	1,000	981
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.250%	7/1/43	275	271
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	460	450
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	4.000%	7/15/30	450	438
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	5.000%	7/15/40	830	807
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	130
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	136
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	132
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	670
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	683
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	689
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	703
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	708
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	732
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	737
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,480
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,498
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/27	325	328
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/28	170	172
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/29	160	162
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/30	190	192
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/31	200	202
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/32	210	211
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/33	220	221
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/34	230	221
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/35	240	227
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/36	665	622
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/27	55	56
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/28	60	62

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/29	65	67
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/30	70	73
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/31	70	73
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/32	475	491
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/33	315	324
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/34	335	321
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/35	1,100	1,042
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/36	310	290
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	495	442
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada & St. Rose Campus Projects)	5.750%	7/15/38	2,060	2,083
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevadasloan Canyon Project)	4.000%	7/15/30	755	739
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	347
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	211
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	315
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	440
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	222
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	350
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	1,235	1,213
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	435
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	1,215	1,178
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,145	1,080
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	719
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.125%	5/1/44	7,250	7,626
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,464
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,497
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,610
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	3,773
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	2,798
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,151
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	2,998
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,100
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	1,938
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	5,235	5,724
[7]	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/55	1,300	1,425
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	3,987	4,025
[1]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/27	400	413
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/28	325	340
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/29	700	742
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/31	325	342
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/32	325	342
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/33	350	368
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/34	250	248
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/35	530	554
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/36	555	579
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/37	1,325	1,378
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/38	650	674
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/39	500	485
[4,5]	Arizona IDA Multifamily Housing Local or Guaranteed Revenue TOB VRDO	2.750%	5/1/25	30,545	30,545
[4,5]	Arizona IDA Multifamily Housing Local or Guaranteed Revenue TOB VRDO	2.750%	5/1/25	16,530	16,530
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	45
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	149
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	78
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	210
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	244
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	6,000	180
[4,8]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	30
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	6,533
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	7,284

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	5,817
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	10,000	10,675
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/30	2,465	2,657
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	6,620	7,196
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,059
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	755
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	386
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	3,968
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	5,548
	Chandler AZ GO	5.000%	7/1/25	15,625	15,664
	Chandler AZ GO	5.000%	7/1/27	5,800	6,048
	Chandler AZ GO	5.000%	7/1/28	8,800	9,335
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	17,930	17,984
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	380	379
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/41	1,860	1,817
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	19,000	18,357
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/27	3,495	3,642
	Glendale AZ GO	4.000%	7/1/41	1,920	1,863
	Glendale AZ GO	4.000%	7/1/42	2,000	1,910
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	8,765
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,429
[6]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/41	1,250	1,317
[6]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/42	1,275	1,335
[6]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/43	1,000	1,041
[6]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/44	1,000	1,036
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,783
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,507
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/28	155	157
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/38	600	592
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	112
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	153
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/35	375	422
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/41	1,000	1,083
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/42	1,000	1,070
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/34	400	420
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/35	250	262
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/36	200	209
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/38	250	260
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/39	225	233
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,157
	Maricopa County High School District No. 214 Tolleson Union High School (School Improvement Project) GO	5.000%	7/1/38	1,385	1,419
	Maricopa County High School District No. 214 Tolleson Union High School GO	5.000%	7/1/32	1,635	1,829
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,715
	Maricopa County High School District No. 214 Tolleson Union High School GO	5.000%	7/1/41	5,500	5,896
	Maricopa County IDA Charter School Aid Revenue (Horizon Community Learning Center Project)	5.000%	7/1/35	1,100	1,102
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Programs)	4.250%	7/1/44	3,000	2,608
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/34	500	484
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/39	750	761
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/39	2,500	2,510
	Maricopa County IDA Charter School Aid Revenue (legacy Traditional Schools Project)	4.000%	7/1/40	5,575	5,054
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	8,300
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	10,472
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	12,052
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,225
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,076
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	7,630
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,160
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,031
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,301
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	844
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	684
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,578
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,730	2,917
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,632
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	722
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,360	1,434
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,645	2,779
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,088
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,400	2,504
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,880	1,946

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	2,150	2,211
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	19,065	20,238
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	2,360	2,368
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	6,500	5,173
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	9,930	7,903
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/27	930	871
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/30	1,235	1,062
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/31	675	565
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	11,631
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,444
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,029
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/35	1,635	1,675
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/36	2,500	2,557
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/34	275	309
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/35	625	694
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/36	1,500	1,655
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/37	1,250	1,370
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/38	1,275	1,387
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/39	1,200	1,299
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/40	1,000	1,076
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/41	850	908
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/42	875	928
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/43	875	923
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/44	1,650	1,731
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	2,939
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	3,110	3,149
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	3,800	3,843
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	338
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	283
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	427
	Mesa AZ GO	5.000%	7/1/28	2,690	2,845
	Mesa AZ GO	5.000%	7/1/29	2,825	3,029
	Mesa AZ GO	5.000%	7/1/39	2,500	2,695
	Mesa AZ GO	5.000%	7/1/40	4,835	5,186
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/43	4,565	4,790
[6,7]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/34	3,000	3,353
[6,7]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/35	3,000	3,362
[6,7]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/36	4,000	4,448
[6,7]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/40	6,500	7,034
[6,7]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/41	4,100	4,402
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,000	4,054
[6,7]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	3,190	3,400
[6,7]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/43	7,000	6,650
[6,7]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/44	3,070	2,884
	Mesa AZ Utility System Water Revenue	3.000%	7/1/44	1,665	1,281
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,511
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	1,000	1,116
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,431
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	800	891
	Phoenix AZ GO	5.000%	7/1/32	1,250	1,399
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	1,790	1,834
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	3,895	4,041
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	12,550	12,946
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	1,870	1,899
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	13,160	13,352
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	2,000	2,093
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	4,500	4,634
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,275	3,320
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	11,565	11,724
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,500	3,651
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	8,520	8,630
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	12,815	12,981
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,000	2,054
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	24,550	25,172
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	10,000	10,122
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	4,190	4,296
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	10,035	10,155
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	8,750	8,848
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,185	3,257
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	20,065	20,267

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	8,715	8,804
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	4,000	4,078
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	10,090	10,175
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	2,750	2,965
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	1,215	1,275
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	2,500	2,682
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	1,600	1,627
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/42	1,650	1,674
[6,9]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	9,000	10,366
[10]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	11,000	12,597
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/43	13,115	13,831
[10]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/43	10,945	12,479
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	3,115	3,228
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	13,465	13,956
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	11,775	12,356
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	373
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	250
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	362
[4]	Phoenix IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	5.000%	7/1/36	7,540	7,559
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	252
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	712
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	710
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	303
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	675
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	793
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,288
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/32	2,625	2,910
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/33	1,325	1,479
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/34	850	955
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/35	700	782
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/30	380	367
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/30	1,510	1,460
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/31	395	379
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/34	2,470	2,470
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/39	1,310	1,262
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,985	1,688
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,000	850
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,328
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,299
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,530	2,364
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	1,350	1,186
[3]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/39	800	860
[3]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/40	1,125	1,203
[3]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/41	1,000	1,061
[3]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/42	1,200	1,270
[3]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/43	1,200	1,262
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	13,970	13,988
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	25,051
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	11,000	11,205
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	12,445	12,641
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/42	8,000	8,597
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,995	2,059
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	5,280	5,235
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	8,130	8,586
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	4,250	4,514
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/44	6,000	6,348
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	3,520	3,611
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	19,264
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	7,790	7,967
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	282
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	3,840	3,991
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/38	4,845	4,891
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/42	4,460	4,438
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,806

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,102
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,284
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,035
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	545
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,045	1,146
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,100
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,103
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,083
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,050	1,129
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,855	1,984
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,000	1,064
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,530	1,621
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	1,400	1,472
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	1,770	1,850
					1,137,909
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,491
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,810	1,873
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,200	1,239
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,560
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,241
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,557
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	4,022
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,000	1,026
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,275	2,347
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,125
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	1,000	1,020
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,262
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	900	912
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,355
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	1,000	1,009
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,886
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,421
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,263
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,031
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,415
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,105
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	3,150	2,699
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/27	1,250	1,302
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/28	1,500	1,590
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/29	1,500	1,615
	El Dorado Special School District No. 15 GO	5.000%	2/1/37	2,010	2,090
	El Dorado Special School District No. 15 GO	5.000%	2/1/38	2,110	2,188
	El Dorado Special School District No. 15 GO	5.000%	2/1/40	2,325	2,395
	El Dorado Special School District No. 15 GO	5.000%	2/1/41	2,440	2,504
	El Dorado Special School District No. 15 GO	5.000%	2/1/42	2,565	2,622
[3]	Little Rock School District GO	2.000%	2/1/39	8,420	5,807
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	200	206
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	185	193
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,039
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,342
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	2,841
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	1,000	1,059
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,735	2,741
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,535	1,537
	Rogers School District No. 30 GO	3.000%	2/1/31	1,960	1,893
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,035	1,076
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/31	1,300	1,408
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/32	1,700	1,816
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/33	1,700	1,807
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/34	2,305	2,441
	Springdale School District No. 50 GO	3.000%	6/1/32	3,415	3,180
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	618
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,433
					88,602
California (9.1%)
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,461
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	780
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	623

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ABC Unified School District GO	3.000%	8/1/41	2,710	2,212
	Acalanes Union High School District GO	6.350%	8/1/39	5,000	5,553
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,595
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	761
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	11,875	12,001
[3]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	9,945	8,268
[1]	Alameda County Oakland Unified School District GO	4.000%	8/1/40	4,490	4,452
[6]	Alhambra Unified School District GO	0.000%	8/1/32	3,000	2,317
[6]	Alhambra Unified School District GO	0.000%	8/1/34	1,415	1,004
[3]	Alhambra Unified School District GO	0.000%	8/1/38	6,150	3,607
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	6,500	6,794
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	3,700	3,861
	Antelope Valley Community College District GO	0.000%	8/1/34	1,200	833
	Antelope Valley Community College District GO	0.000%	8/1/36	1,000	618
	Antelope Valley Community College District GO	0.000%	8/1/37	1,150	669
[7]	Antelope Valley Community College District GO	5.000%	8/1/43	765	783
[7]	Antelope Valley Community College District GO	5.000%	8/1/44	640	652
[1,11]	Bakersfield City School District GO, 5.750% coupon rate effective 5/1/33	0.000%	5/1/37	1,700	1,273
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,744
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	25,442
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	33,140	33,312
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	15,000	14,691
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/41	3,060	3,271
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	53,554
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	33,465	33,286
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	18,580
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,508
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,927
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/30	4,180	4,397
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/31	4,395	4,614
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/31	2,000	2,132
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	46,655	46,657
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	27,420	28,491
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	96,990	100,596
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	70,000	73,561
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	59,930	64,152
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	132,260	138,598
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	95,360	100,201
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	46,005	48,461
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	132,755	139,586
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	66,330	69,519
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	149,660	154,347
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	143,565	153,589
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	64,300	64,166
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	132,455	139,191
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	19,120	18,903
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	79,680	82,080
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	62,770	66,398
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/35	69,570	71,628
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	4,620	3,221
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	623
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	525
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,800	1,762
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,010
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/30	1,945	2,067
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/31	2,475	2,648
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/32	2,605	2,796
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/33	1,375	1,478
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/35	1,020	1,083
[10]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,797
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	5,000	5,534
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,205	10,188
	California GO	5.000%	10/1/26	10,000	10,276
	California GO	5.000%	4/1/27	13,085	13,570
	California GO	3.500%	8/1/27	21,000	21,210
	California GO	5.000%	10/1/27	1,025	1,073
	California GO	5.000%	10/1/27	24,000	25,116
	California GO	5.000%	4/1/28	13,190	13,917
	California GO	5.000%	8/1/28	8,090	8,582
	California GO	5.000%	8/1/28	15,000	15,911

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/28	10,000	10,622
	California GO	5.000%	10/1/28	5,350	5,690
	California GO	5.000%	12/1/28	9,635	10,274
	California GO	5.000%	4/1/29	6,575	7,047
	California GO	5.000%	9/1/29	10,000	10,782
	California GO	5.000%	9/1/29	47,945	51,693
	California GO	5.000%	10/1/29	16,900	18,243
	California GO	5.000%	10/1/29	90	90
	California GO	5.000%	11/1/29	5,000	5,404
	California GO	5.000%	4/1/30	6,320	6,869
	California GO	5.000%	4/1/30	1,700	1,848
	California GO	4.000%	8/1/30	12,400	12,471
	California GO	5.000%	9/1/30	5,000	5,465
	California GO	5.000%	9/1/30	29,910	32,690
	California GO	5.000%	10/1/30	1,485	1,625
	California GO	5.000%	10/1/30	3,275	3,584
	California GO	3.500%	12/1/30	7,500	7,434
	California GO	5.000%	4/1/31	10,640	11,719
	California GO	5.000%	8/1/31	4,000	4,422
	California GO	5.000%	8/1/31	15,000	16,584
	California GO	5.000%	9/1/31	32,920	36,428
	California GO	5.000%	10/1/31	3,645	4,037
	California GO	5.000%	10/1/31	210	210
	California GO	5.000%	11/1/31	10,000	10,394
	California GO	5.000%	4/1/32	26,035	27,720
	California GO	5.000%	4/1/32	5,855	6,518
	California GO	5.000%	8/1/32	15,000	16,746
[3]	California GO	5.250%	8/1/32	5,560	6,216
	California GO	5.000%	9/1/32	5,500	6,144
	California GO	4.000%	11/1/32	4,805	4,838
	California GO	5.000%	4/1/33	12,000	12,743
	California GO	4.000%	8/1/33	26,000	26,003
	California GO	5.000%	8/1/33	9,000	9,149
	California GO	4.000%	9/1/33	16,050	16,051
	California GO	3.000%	10/1/33	9,000	8,641
	California GO	5.000%	10/1/33	55	55
	California GO	5.000%	3/1/34	1,000	1,075
	California GO	5.000%	8/1/34	4,190	4,257
	California GO	5.000%	9/1/34	1,655	1,683
	California GO	3.000%	10/1/34	21,275	20,140
	California GO	5.000%	10/1/34	160	160
	California GO	5.000%	11/1/34	7,770	8,409
	California GO	5.000%	11/1/34	2,590	2,803
	California GO	5.000%	12/1/34	1,550	1,571
	California GO	5.000%	3/1/35	2,970	3,384
	California GO	5.000%	4/1/35	6,435	6,779
	California GO	5.000%	4/1/35	7,060	7,413
	California GO	4.000%	9/1/35	5,000	4,952
	California GO	5.000%	9/1/35	3,115	3,437
	California GO	3.000%	10/1/35	61,285	56,843
	California GO	3.000%	11/1/35	2,300	2,130
	California GO	5.000%	11/1/35	22,035	23,755
	California GO	4.000%	3/1/36	9,475	9,440
	California GO	5.000%	3/1/36	3,775	4,245
	California GO	5.000%	8/1/36	7,610	8,485
	California GO	5.000%	9/1/36	2,000	2,030
	California GO	5.000%	9/1/36	11,555	12,764
	California GO	5.000%	9/1/36	4,875	5,411
	California GO	3.000%	10/1/36	6,015	5,453
	California GO	5.000%	10/1/36	2,145	2,359
	California GO	5.000%	8/1/37	20,000	22,213
	California GO	3.000%	10/1/37	6,800	6,055
	California GO	5.000%	10/1/37	6,930	7,465
	California GO	5.000%	11/1/37	8,660	9,446
	California GO	5.000%	8/1/39	17,000	18,700
	California GO	5.000%	9/1/39	6,750	7,395
	California GO	4.000%	10/1/39	2,415	2,379
	California GO	5.000%	10/1/39	2,250	2,445
	California GO	4.000%	3/1/40	4,600	4,503
	California GO	5.000%	9/1/41	1,035	1,095

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/41	4,000	4,325
	California GO	4.000%	10/1/41	20,760	20,242
	California GO	5.000%	3/1/42	4,500	4,861
	California GO	5.000%	4/1/42	4,300	4,373
	California GO	5.000%	9/1/42	12,540	13,317
	California GO	5.000%	10/1/42	43,365	44,849
	California GO	5.000%	10/1/42	12,000	12,794
	California GO	5.000%	11/1/42	4,000	4,253
	California GO	5.000%	3/1/43	2,155	2,319
	California GO	5.000%	9/1/43	45,500	48,485
	California GO	5.000%	9/1/43	13,000	13,895
	California GO	5.000%	3/1/44	3,960	4,242
	California GO	5.000%	8/1/44	3,000	3,203
	California GO	5.250%	8/1/44	8,000	8,708
	California GO	5.000%	9/1/44	10,500	11,185
	California GO, Prere.	4.000%	3/1/30	205	214
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,479
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,135	5,379
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,831
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,137
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,142
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	39,900	42,893
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,417
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,181
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,186
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,334
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,516
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,125	2,197
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	2,278
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,052
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	27,840	27,147
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,549
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,000	2,044
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,751
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,000	1,044
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	2,075	2,129
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	22,735	24,351
	California Health Facilities Financing Authority Revenue	5.000%	7/1/31	5,000	5,531
	California Housing Finance Agency	4.000%	3/20/33	23,610	23,298
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,036	7,023
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	82,510	80,945
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	43,425	41,297
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	55,124	50,259
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	8,855	8,740
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,359
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	10,000	9,560
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	10,000	9,560
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	60,000	61,506
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	21,679
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/44	1,667	1,648
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/28	3,810	3,970
[4]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Revenue TOB VRDO	2.700%	5/1/25	13,870	13,870
[4,5]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	2.700%	5/1/25	4,800	4,800
	California Municipal Finance Authority Revenue	4.200%	8/1/40	5,375	5,204
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	65	63
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/36	1,000	1,000
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/34	625	617
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/39	5,550	5,319
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/44	10,870	10,221
[3]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	11,240	3,191
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,449
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,051
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	6,585	6,684
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	1,500	1,602
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,062
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,057
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	6,550	6,876
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	10,000	11,060
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,200	1,327
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	1,250	1,396

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/33	2,825	3,177
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	2,250	2,544
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/35	3,905	4,426
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	1,750	1,966
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/36	4,915	5,528
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	2,500	2,788
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	2,750	3,046
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	2,500	2,750
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	1,900	2,078
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	13,340	14,430
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,430	2,395
	California State University College & University Revenue	5.000%	11/1/30	8,400	8,720
	California State University College & University Revenue	5.000%	11/1/31	5,955	6,177
	California State University College & University Revenue	5.000%	11/1/33	8,010	8,274
	California State University College & University Revenue	5.000%	11/1/34	10,270	10,583
	California State University College & University Revenue	5.000%	11/1/35	10,000	10,277
	California State University College & University Revenue	5.000%	11/1/36	12,660	12,976
	California State University College & University Revenue	5.000%	11/1/36	7,165	7,614
	California State University College & University Revenue	5.000%	11/1/39	2,000	2,232
	California State University College & University Revenue	5.000%	11/1/40	4,000	4,431
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,300
	California State University College & University Revenue	5.000%	11/1/41	1,060	1,163
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,085
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,073
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	4,530	3,991
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	9,737
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,001
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,025
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,003
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,542
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,000	1,060
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	996
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,000	3,059
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	1,330	1,425
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	3,725	3,759
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,725	4,769
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,000
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,012
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,021
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/35	1,870	1,808
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	81,265	85,817
	Cerritos Community College District GO	0.000%	8/1/28	1,000	899
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,552
	Cerritos Community College District GO	0.000%	8/1/31	1,000	809
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,845
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,550	1,399
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	806
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,307
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	1,044
[3]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,737
[3]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,735
[3]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,709
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,262
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,326
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,386
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,451
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,406
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,606
[10]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,465
	Concord CA COP	2.125%	4/1/41	2,275	1,573
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	26,110	19,723
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	8,505	6,798
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,690	3,410
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	4,355
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	12,500	8,364
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,460	1,435
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,355
[3]	Downey Unified School District GO	2.000%	8/1/38	1,080	782

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Downey Unified School District GO	2.000%	8/1/39	1,005	709
[3]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,762
[3]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,079
	Dry Creek Joint Elementary School District GO	0.000%	8/1/36	1,685	1,084
[3]	East Side Union High School District GO	3.000%	8/1/33	6,920	6,610
[3]	East Side Union High School District GO	3.000%	8/1/34	610	577
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,758
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,432
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,513
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,680
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	753
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,135
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,757
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,370
	Fairfield CA Water Revenue	5.000%	4/1/42	5,000	5,088
[10]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	2,027
[10]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,847
[10]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,559
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	600
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,051
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.125%	1/15/28	20,090	21,650
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.200%	1/15/29	2,000	2,212
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	3,000	2,186
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/35	16,440	14,586
	Fresno Unified School District GO	3.000%	8/1/36	1,000	908
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,161
[6]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,636
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,832
[14]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,677
[14]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	47,195
[1]	Imperial Community College District GO	0.000%	8/1/30	2,020	1,646
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,761
	Inglewood Unified School District GO	5.000%	8/1/32	1,100	1,219
	Inglewood Unified School District GO	5.000%	8/1/33	620	690
	Inglewood Unified School District GO	5.000%	8/1/35	1,000	1,121
	Inglewood Unified School District GO	5.500%	8/1/37	1,000	1,150
	Inglewood Unified School District GO	5.500%	8/1/38	1,500	1,713
	Inglewood Unified School District GO	5.500%	8/1/40	1,250	1,411
	Inglewood Unified School District GO	5.500%	8/1/42	1,800	2,000
	Inglewood Unified School District GO	5.500%	8/1/44	1,000	1,098
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,032
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,006
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,197
[3]	Kern Community College District GO	0.000%	11/1/26	10,210	9,698
	Kern Community College District GO	3.000%	8/1/40	3,030	2,560
[10]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,605
[10]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,392
[10]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,520	3,155
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	247
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	300	320
[6]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,414
[6]	Long Beach Unified School District GO	0.000%	8/1/33	3,145	2,330
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,577
	Los Angeles CA Unified School District GO	5.000%	7/1/30	28,080	30,744
	Los Angeles CA Unified School District GO	5.000%	7/1/31	23,000	25,539
	Los Angeles CA Unified School District GO	5.000%	7/1/32	23,355	26,211
	Los Angeles CA Unified School District GO	5.000%	7/1/33	11,000	12,405
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,422
	Los Angeles CA Unified School District GO	5.000%	7/1/34	18,500	20,997
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,605	2,388
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	17,000	17,657
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	26,416
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	12,923
	Los Angeles CA Unified School District GO	4.000%	7/1/38	6,000	6,017
	Los Angeles CA Unified School District GO	4.000%	7/1/40	10,000	9,874
	Los Angeles CA Unified School District GO	5.000%	7/1/41	2,000	2,154
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,131
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,298
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,071
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,048

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,091
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	3,000	3,067
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	3,000	3,058
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	4,000	4,072
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	16,630
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	19,589
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	15,349
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	19,037
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	12,928
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	17,389
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,284
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	16,484
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	21,075
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	12,325	12,937
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	7,565	7,807
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,000	4,457
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,455	1,634
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,425	2,740
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	2,500	2,827
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,037
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	7,842
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	4,878
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	2,922
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	2,859
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	24,500	24,058
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	6,285	6,172
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	8,800	9,117
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,120	1,220
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	6,955	7,578
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	3,000	2,906
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	3,715	4,016
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	5,000	5,365
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	3,675	3,919
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/44	3,530	3,744
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	3,675	3,884
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/27	1,330	1,337
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	615	633
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,015	2,075
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,805	1,859
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	7,920	8,156
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	770	793
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	555	572
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	720	737
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,715	2,796
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	9,025	9,353
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,135	2,213
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	7,125	7,384
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	3,345	3,446
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	555	575
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	820	835
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,130	1,171
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	865	896
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	885	893
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	5,455	5,706
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	4,700	4,916
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,975	2,066
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,550	1,584
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	5,430	5,590
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	670	693
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,690	1,759
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	3,295	3,430
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	870	885
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	465	486
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	940	983
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,475	1,543
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	3,215	3,363
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,970	2,046
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	310	327
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	16,315	17,199
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	5,910	6,071

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	5,230	5,431
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	6,230	6,568
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,635	1,724
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	745	785
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	6,170	6,333
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	2,410	2,500
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,770	1,880
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	9,685	10,289
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	975	1,016
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,460	1,551
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	640	680
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	2,935	3,007
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	2,070	2,139
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	3,805	3,947
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,635	1,743
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	5,995	6,390
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	965	993
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,005	1,043
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	805	858
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,595	1,700
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,070	1,101
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	2,430	2,582
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,665	1,784
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	250	265
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	970	1,035
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,625	1,741
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	2,900	3,107
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	9,415	9,677
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	4,530	4,791
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	12,065	12,942
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,515	1,560
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	250	264
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	670	712
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	835	890
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	23,055	23,296
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	36,000	36,781
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	290	291
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	580	609
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,820	1,900
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	12,170	12,872
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	440	467
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,290	1,324
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	2,170	2,308
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	16,270	16,413
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	17,150	17,479
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	565	587
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	500	526
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	855	875
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	700	739
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,760	3,971
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	320	332
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	2,010	2,107
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	490	516
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	300	316
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	11,140	11,230
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	750	761
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	10,525	10,698
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	11,585	11,819
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,905	1,970
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	530	550
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	4,385	4,587
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	3,200	3,339
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,160	1,216
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	800	818
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	1,250	1,289
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	500	517
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	525	550
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	730	765
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	55	56
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,465	1,511

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,990	2,060
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,120	1,157
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	725	760
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	170	177
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,125	7,228
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,370	3,451
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,660
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,695	2,776
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,435	1,496
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,950	2,033
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	920	961
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,395	1,449
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,680	2,788
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,100	1,147
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	45,635	46,500
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,240	1,274
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,340	1,375
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	9,960	10,181
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,470	1,522
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	12,930	13,125
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,450	8,676
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,630	2,704
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	8,670	8,711
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	4,830	4,929
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,400	2,451
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,940	1,982
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	100	101
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,820	7,933
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,050	1,065
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,500	1,523
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,055	1,072
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	1,130	1,132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,420	2,450
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	150	152
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	1,120	1,135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	4,945	4,998
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	5,960	6,028
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	10,825	10,853
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/28	1,000	1,007
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	2,600	2,617
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	815	853
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	385	403
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	950	978
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	2,260	2,382
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	320	337
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	10,075	10,621
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	995	1,022
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	770	818
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	630	669
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	7,195	7,669
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	10,000	10,659
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,760	1,876
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	540	548
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	315	331
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,930	3,981
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	520	535
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	4,035	4,322
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	450	476
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	480	510
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	1,190	1,275
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	125	128
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,530
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	990	1,018
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	1,185	1,236
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	480	513
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	12,500	13,408
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,595	2,622
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	1,910	2,026
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,758
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,325	18,676

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,940	2,021
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,935	1,999
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	745	787
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	175	181
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	340	355
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	21,889
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	325	337
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	350	364
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,780	1,836
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	465	486
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	2,470	2,589
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	695	730
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	17,860
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	11,157
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,845	1,906
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5,610	5,808
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,435	2,521
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	230	240
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,725	2,858
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	525	548
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	5,070	5,202
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	515	529
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	10,150	10,291
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	11,545	11,806
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,285	1,292
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	450	463
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	965	993
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	5,000	5,083
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	520	531
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	34,709
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	370	373
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	900	913
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	165	166
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	370	376
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	1,585	1,607
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.700%	5/1/25	89,160	89,160
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.700%	5/1/25	50,925	50,925
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,000	992
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	10,229
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/33	2,200	2,473
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,025
[10]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,339
	Milpitas CA Unified School District GO	2.000%	8/1/40	3,130	2,214
[7]	Moreland School District GO	5.000%	8/1/39	1,245	1,382
[7]	Moreland School District GO	5.000%	8/1/41	1,800	1,970
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	3,000	2,958
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	7,088
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	16,823
[6]	New Haven Unified School District GO	0.000%	8/1/31	1,200	963
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	99,380	104,149
	Novato CA Unified School District GO	3.000%	8/1/39	2,000	1,731
	Novato CA Unified School District GO	3.000%	8/1/40	3,425	2,886
[3]	Oak Park Unified School District GO	0.000%	8/1/28	1,050	934
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	10,705
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	13,273
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	18,344
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	17,046
	Palomar Community College District GO	0.000%	8/1/32	1,965	1,530
[6]	Palomar Health GO	0.000%	8/1/30	7,000	5,436
[6]	Palomar Health GO	0.000%	8/1/32	9,300	6,513
	Palomar Health GO	4.000%	8/1/34	5,725	5,129
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/32	6,050	4,710
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/33	4,120	3,080
[10]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,245	3,084
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,001
[7]	Peralta Community College District GO	5.000%	8/1/31	3,745	4,153
[7]	Peralta Community College District GO	5.000%	8/1/32	2,775	3,110
[7]	Peralta Community College District GO	5.000%	8/1/33	1,920	2,175
[7]	Peralta Community College District GO	5.000%	8/1/34	1,730	1,977

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Peralta Community College District GO	5.000%	8/1/35	1,800	2,066
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/35	2,395	1,604
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	877
	Pleasanton Unified School District GO	4.000%	8/1/40	600	601
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,343
[3]	Poway Unified School District GO	0.000%	8/1/31	10,000	8,102
[1]	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/32	3,125	3,140
	Rio Hondo CA Community College District GO	6.850%	8/1/42	1,000	1,240
[3]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,430
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,554
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,480
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	3,386
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,580	4,950
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,778
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,151
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,566
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	1,986
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,590
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,956
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,807
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,678
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	3,365	3,379
[3]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,698
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	358
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	164
[10]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/25	13,125	12,828
[10]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/30	11,000	8,771
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/40	1,650	1,784
	Sacramento County CA Special Tax Revenue	5.000%	9/1/31	5,780	6,136
	Sacramento County CA Special Tax Revenue	5.000%	9/1/33	2,645	2,799
	San Diego CA Unified School District GO	0.000%	7/1/30	1,115	936
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	647
	San Diego CA Unified School District GO	0.000%	7/1/37	1,000	625
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,100
	San Diego CA Unified School District GO	5.000%	7/1/41	2,150	2,442
	San Diego CA Unified School District GO	5.000%	7/1/42	4,000	4,338
	San Diego CA Unified School District GO	5.000%	7/1/43	4,000	4,297
	San Diego CA Unified School District GO	0.000%	7/1/44	10,825	4,684
	San Diego CA Unified School District GO	5.000%	7/1/44	1,425	1,516
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	4,355	3,648
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	4,809
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,289
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,421
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,060
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,482
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,447
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,814
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	9,430	9,119
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,254
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	9,655	9,786
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	2,750	2,929
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	12,265
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	9,379
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	5,000	4,349
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/34	2,550	2,582
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/35	2,650	2,674
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/36	2,755	2,772
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/38	2,980	2,957
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/33	12,465	12,466
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/35	10,000	9,961
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/36	10,000	9,901
	San Francisco CA City & County COP	4.000%	4/1/39	2,000	1,974
	San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,075
	San Francisco CA City & County GO	4.000%	6/15/39	5,630	5,576
	San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,211
	San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,351
[4]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.550%	5/1/25	1,500	1,500
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	1,906
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/39	3,395	3,697

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,545	1,673
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	1,410	1,505
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	10,633
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	10,000	10,606
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	11,578
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	4,250	4,568
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	19,000	20,019
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,084
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,097
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	9,551
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,080
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,066
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	12,000	12,385
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,125	1,269
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,060	1,196
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,000	1,128
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/32	1,000	1,128
	San Francisco Unified School District GO	5.000%	6/15/33	1,215	1,360
	San Francisco Unified School District GO	5.000%	6/15/34	1,115	1,242
	San Francisco Unified School District GO	5.000%	6/15/37	3,000	3,282
	San Francisco Unified School District GO	5.000%	6/15/38	3,135	3,300
	San Francisco Unified School District GO	5.000%	6/15/41	1,025	1,094
	San Francisco Unified School District GO	5.000%	6/15/42	1,325	1,405
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	3,000	3,088
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	2,485	2,646
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,110	3,196
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,170	3,368
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	3,565	3,656
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/35	68,705	75,450
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,438
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	482
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	482
	San Mateo Foster CA City School District GO	3.000%	8/1/40	560	478
	San Mateo Foster CA City School District GO	3.000%	8/1/41	500	416
	San Mateo Foster CA City School District GO	3.000%	8/1/41	585	487
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,287
[14]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/29	3,535	3,058
[14]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/30	3,535	2,937
[14]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/32	3,535	2,702
[10]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,853
[10]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,825
	Santa Clara CA Electric Electric Power & Light Revenue	5.000%	7/1/39	800	890
	Santa Clara CA Electric Electric Power & Light Revenue	5.000%	7/1/40	1,200	1,327
	Santa Clara CA Electric Electric Power & Light Revenue	5.000%	7/1/41	2,000	2,195
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	4,748
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	4,846
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	4,385	3,846
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	6,395
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	9,892
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	7,522
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	9,815
	Santa Clara Unified School District GO	3.000%	7/1/36	4,425	3,964
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,146
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,585
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,577
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	11,014
[14]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	10,291
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,511
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,346
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,478
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,094
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	5,691
[10]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,260
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,359
[3]	Simi Valley Unified School District GO	0.000%	8/1/30	3,000	2,528

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/37	750	810
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/39	1,000	1,072
[7]	South San Francisco Unified School District GO	5.000%	9/1/29	1,000	1,079
[7]	South San Francisco Unified School District GO	5.000%	9/1/30	835	913
[7]	South San Francisco Unified School District GO	5.000%	9/1/31	940	1,041
[7]	South San Francisco Unified School District GO	5.000%	9/1/32	1,380	1,542
[7]	South San Francisco Unified School District GO	5.000%	9/1/34	1,010	1,144
[7]	South San Francisco Unified School District GO	5.000%	9/1/35	1,115	1,269
[7]	South San Francisco Unified School District GO	5.000%	9/1/36	1,015	1,147
[7]	South San Francisco Unified School District GO	5.000%	9/1/37	1,110	1,244
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/30	2,940	3,109
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/33	3,410	3,663
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,970
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	93,920	97,666
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/27	695	716
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/29	920	965
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/32	500	535
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/33	330	354
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/34	795	850
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/34	1,065	1,114
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	480	503
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/33	210	226
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/35	145	156
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/37	735	776
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	1,225	1,243
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	455
	Stockton Unified School District COP	5.000%	2/1/34	2,295	2,364
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	625
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,109
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/35	1,565	1,602
[10]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,773
[10]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,151
[10]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,632
	University of California College & University Revenue	5.000%	5/15/29	5,220	5,629
	University of California College & University Revenue	5.000%	5/15/31	12,000	13,256
	University of California College & University Revenue	5.000%	5/15/31	10,000	11,047
	University of California College & University Revenue	5.000%	5/15/32	8,635	9,057
	University of California College & University Revenue	5.000%	5/15/33	1,500	1,683
	University of California College & University Revenue	4.000%	5/15/34	28,825	28,997
	University of California College & University Revenue	5.000%	5/15/36	9,010	9,369
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,199
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,201
	University of California College & University Revenue	5.000%	5/15/37	2,120	2,319
	University of California College & University Revenue	5.000%	5/15/37	4,500	4,922
	University of California College & University Revenue	5.000%	5/15/37	10,050	11,188
	University of California College & University Revenue	5.000%	5/15/37	22,680	25,248
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,089
	University of California College & University Revenue	5.000%	5/15/38	14,875	16,472
	University of California College & University Revenue	5.000%	5/15/38	17,190	19,036
	University of California College & University Revenue	5.000%	5/15/39	1,150	1,215
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,086
	University of California College & University Revenue	5.000%	5/15/39	5,000	5,430
	University of California College & University Revenue	5.000%	5/15/39	13,015	14,363
	University of California College & University Revenue	5.000%	5/15/40	10,000	10,930
	University of California College & University Revenue	5.000%	5/15/40	9,990	10,920
	University of California College & University Revenue	5.000%	5/15/41	8,000	8,368
	University of California College & University Revenue	5.000%	5/15/41	18,000	19,250
	University of California College & University Revenue	5.000%	5/15/41	4,500	4,845
	University of California College & University Revenue	5.000%	5/15/41	4,620	4,974
	University of California College & University Revenue	5.000%	5/15/41	7,900	8,560

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/42	2,250	2,343
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,208
	University of California College & University Revenue	5.000%	5/15/42	1,500	1,604
	University of California College & University Revenue	5.000%	5/15/42	6,085	6,545
	University of California College & University Revenue	5.000%	5/15/43	2,000	2,127
	University of California College & University Revenue	5.000%	5/15/43	1,250	1,329
	University of California College & University Revenue	5.000%	5/15/43	8,510	9,096
	University of California College & University Revenue	5.000%	5/15/44	5,105	5,423
	University of California College & University Revenue	5.000%	5/15/45	4,130	4,372
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	5,625	5,872
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	6,025	6,279
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	6,640	6,883
	University of California College & University Revenue (Limited Project)	4.000%	5/15/38	12,300	12,320
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	1,850	1,913
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	7,405	7,296
	University of California College & University Revenue (Limited Project)	4.000%	5/15/41	17,130	16,749
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	15,000	16,088
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	10,599
[3]	Upland Unified School District GO	0.000%	8/1/31	7,445	6,011
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,936
	Ventura County Community College District GO	0.000%	8/1/26	8,500	8,167
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,914
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	792
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	682
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	563
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	439
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	6,821
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,361
[10]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,668
[3,9]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	11,172
[10]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,319
[3,9]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	13,835
[6]	West Contra Costa Unified School District GO	0.000%	8/1/32	6,000	4,718
[10]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,691
[6]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,125
[1]	West Contra Costa Unified School District GO	4.000%	8/1/33	1,715	1,799
[1]	West Contra Costa Unified School District GO	5.000%	8/1/33	2,310	2,588
[10]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	11,875
[1]	West Contra Costa Unified School District GO	5.000%	8/1/34	500	561
[1]	West Contra Costa Unified School District GO	5.000%	8/1/34	1,750	1,964
[1]	West Contra Costa Unified School District GO	5.000%	8/1/34	2,730	3,064
[1]	West Contra Costa Unified School District GO	5.000%	8/1/35	2,250	2,497
[1]	West Contra Costa Unified School District GO	5.000%	8/1/36	500	551
[1]	West Contra Costa Unified School District GO	5.000%	8/1/36	1,000	1,103
[1]	West Contra Costa Unified School District GO	5.000%	8/1/36	1,765	1,946
	William S Hart Union High School District GO	0.000%	8/1/33	1,250	932
					6,932,761
Colorado (1.8%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/37	2,295	2,294
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	5,480	5,399
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	3,645	3,589
	Adams 12 Five Star Schools GO	5.250%	12/15/43	3,060	3,336
	Adams County CO COP	5.000%	12/1/30	600	605
	Adams County CO COP	5.000%	12/1/33	1,040	1,047
	Adams County CO COP	5.000%	12/1/34	790	795
	Arapahoe County School District No. 5 Cherry Creek GO	4.000%	12/15/37	27,995	27,495
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/41	7,475	8,214
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/42	17,850	19,401
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/43	9,630	10,405
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/44	4,000	4,300
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	10,000	10,458
[1]	Arista Metropolitan District GO	5.000%	12/1/38	1,500	1,571
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,125
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,125
[6]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/32	1,500	1,619
[6]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/33	1,530	1,647
[6]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/34	3,000	3,218
[6]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/35	1,500	1,605
[6]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/37	1,620	1,715

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/39	1,150	1,206
[7]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/36	5,225	5,742
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	11,500	12,216
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/39	2,525	2,753
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,127
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	3,000	3,067
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	9,197
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	3,985
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/28	200	208
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/30	200	212
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/32	250	268
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/34	250	269
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/35	300	321
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/36	275	292
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/37	275	291
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/38	360	379
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/39	400	420
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/40	300	314
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/41	350	364
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/42	370	379
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/43	400	407
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/44	300	304
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	597
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	585
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/43	4,405	4,474
	Colorado COP	5.000%	9/1/30	1,260	1,306
	Colorado COP	5.000%	11/1/32	1,500	1,668
	Colorado COP	5.000%	3/15/33	1,350	1,423
	Colorado COP	5.000%	11/1/33	1,375	1,539
	Colorado COP	4.000%	12/15/33	23,200	23,315
	Colorado COP	5.000%	3/15/34	1,385	1,456
	Colorado COP	5.000%	11/1/34	1,250	1,406
	Colorado COP	4.000%	12/15/34	16,040	16,048
	Colorado COP	5.000%	11/1/35	1,025	1,141
	Colorado COP	4.000%	12/15/35	15,500	15,461
	Colorado COP	5.000%	3/15/36	2,840	2,969
	Colorado COP	5.000%	11/1/36	1,625	1,797
	Colorado COP	4.000%	12/15/36	3,000	2,979
	Colorado COP	6.000%	12/15/36	3,200	3,718
	Colorado COP	4.000%	3/15/37	1,870	1,867
	Colorado COP	4.000%	6/15/37	1,030	1,006
	Colorado COP	3.000%	12/15/37	10,000	8,646
	Colorado COP	4.000%	12/15/37	9,540	9,287
	Colorado COP	6.000%	12/15/37	10,000	11,551
	Colorado COP	4.000%	3/15/38	2,760	2,731
	Colorado COP	4.000%	6/15/38	1,345	1,310
	Colorado COP	6.000%	12/15/38	7,890	9,096
	Colorado COP	4.000%	3/15/39	7,135	7,044
	Colorado COP	4.000%	6/15/39	1,020	989
	Colorado COP	4.000%	12/15/39	5,255	5,048
	Colorado COP	4.000%	6/15/40	1,320	1,254
	Colorado COP	4.000%	6/15/41	1,300	1,230
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	1,873
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	4,691
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	3,570
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	128
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	375	328
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	886
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,036
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	2,100	2,108
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	2,075	2,080
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,543
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	751
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,885	1,887

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	585
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,460	1,462
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,031
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	590
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	423
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	489
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,407
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	355	378
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	927
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	9,240	9,695
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,197
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	560	601
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,220	1,246
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	3,250	3,569
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,229
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	590	636
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	5,500	6,006
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,209
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,080
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,300	3,419
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	3,912
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,750	1,968
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,300	3,569
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	9,625	9,428
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,500	1,612
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	5,616
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,400	6,575
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	8,049
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	1,155	1,238
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	18,262
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,353
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,655	2,825
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,995	2,039
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,500	2,647
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	11,370
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	4,000	4,282
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	7,410	7,749
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	4,400	4,138
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	660	683
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,026
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	1,000	1,019
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	3,565	3,707
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	12,375	11,316
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	5,000	5,166
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	5,000	5,158
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	3,000	3,055
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/28	800	836
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/29	700	739
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/30	1,400	1,492
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/31	1,000	1,055
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/32	1,000	1,050
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/33	1,195	1,250
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/34	1,100	1,145
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	4.000%	10/1/35	800	783
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	3.000%	10/1/36	2,000	1,731
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	345	321
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	654
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	676
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	1,345	1,292
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	1,400	1,337
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	749
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	662

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,188
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	8,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,455
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,545
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	8,665	8,816
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	22,785	23,855
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	5,650	5,918
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	11/19/26	925	949
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,062
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,456
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,663
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,067
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,124
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.480%	3/1/44	1,210	1,177
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	5,255	5,178
[7]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/55	3,545	3,951
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,401
	Colorado School of Mines College & University Revenue	5.000%	12/1/41	4,495	4,760
	Colorado School of Mines College & University Revenue	5.000%	12/1/43	4,450	4,658
	Colorado School of Mines College & University Revenue	5.000%	12/1/44	2,250	2,349
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	989
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,175	1,255
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	2,010	2,132
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,570	1,656
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,118
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/47	6,520	6,745
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	3,000	3,034
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/32	550	604
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/33	450	497
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/41	1,760	1,851
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/42	1,000	1,047
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/43	850	887
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/44	675	702
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/31	2,250	2,504
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/32	2,000	2,242
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/37	1,590	1,382
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/41	2,385	2,569
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	3,875	3,828
	Denver City & County School District No. 1 GO	5.000%	12/1/33	13,595	13,843
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	11,651
	Denver City & County School District No. 1 GO	5.000%	12/1/34	5,625	6,396
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	14,863
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	23,855
	Denver City & County School District No. 1 GO	5.000%	12/1/39	2,105	2,265
	Denver City & County School District No. 1 GO	5.250%	12/1/41	1,925	2,123
	Denver City & County School District No. 1 GO	5.250%	12/1/42	11,100	12,089
	Denver City & County School District No. 1 GO	5.250%	12/1/43	6,750	7,291
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	770
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,012
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,124
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	3,967
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,030
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,405
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	786
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	818
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,012
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	884
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,314
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,227
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	6,842
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	7,723
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	625
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,170
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,078
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	7,523
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	1,987
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	4,802
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	6,077
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	1,295	1,378
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/40	575	610

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County GO	5.000%	8/1/34	10,000	11,093
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	813
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	779
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	780
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,577
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,535
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,015
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	4.000%	8/1/39	4,775	4,730
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,000	910
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,250	1,126
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/32	3,420	3,423
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/41	7,360	7,893
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/42	5,100	5,434
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/43	17,510	18,547
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/44	9,980	10,517
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	615
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	510
	Durango School District No. 9-R GO	5.250%	11/1/42	7,800	8,503
	Durango School District No. 9-R GO	5.250%	11/1/43	2,835	3,061
	Durango School District No. 9-R GO	5.250%	11/1/44	2,250	2,417
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	20,661
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/31	5,000	3,954
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	7,531
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	2,610	1,298
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	3,040	3,256
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	7,613
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,104
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,389
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,421
	Eagle County School District No. Re50J GO	4.000%	12/1/41	2,730	2,613
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,051
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,805
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,030
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,028
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/33	1,895	1,843
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	7,579
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,116
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	834
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	718
	Greeley CO Water Revenue	3.000%	8/1/39	2,000	1,718
	Greeley CO Water Revenue	3.000%	8/1/42	2,135	1,725
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/35	600	654
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/36	550	597
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/37	600	648
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/39	1,600	1,711
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/40	1,100	1,176
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/41	1,200	1,276
[6]	Gypsum CO Sewer Revenue	5.000%	12/1/35	1,000	1,116
[6]	Gypsum CO Sewer Revenue	5.000%	12/1/36	1,000	1,108
[6]	Gypsum CO Sewer Revenue	5.000%	12/1/38	1,535	1,678
[6]	Gypsum CO Sewer Revenue	5.000%	12/1/40	1,000	1,083
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	513
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	205
[3]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,650
[3]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	802
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,020
	Jefferson County School District R-1 GO	5.000%	12/15/35	1,330	1,377
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	18,580
	Jefferson County School District R-1 GO	5.000%	12/15/37	24,580	25,301
[3]	Lakes at Centerra Metropolitan District No. 2 GO	4.000%	12/1/43	1,250	1,124
[3]	Lakes at Centerra Metropolitan District No. 2 GO	4.250%	12/15/44	1,615	1,485
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/32	1,000	1,016
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/34	2,740	2,762
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,386
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,539
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,359
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/40	1,350	1,380
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/37	1,750	1,810
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/38	1,050	1,083
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,102

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	1,872
	Mesa County Valley School District No. 51 Grand Junction GO	5.250%	12/1/42	10,360	11,300
	Mesa County Valley School District No. 51 Grand Junction GO	5.250%	12/1/44	5,000	5,394
	Mesa County Valley School District No. 51 Grand Junction GO	5.250%	12/1/45	2,000	2,150
[3]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	7,764	7,094
[6]	Mirabelle Metropolitan District No. 2 GO	4.375%	12/1/44	1,000	935
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,009
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,015
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,510
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,087
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,258
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,131
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/26	315	322
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/28	255	268
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/35	350	372
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/36	250	265
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/38	620	655
[4]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/30	5,905	5,870
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	1,670	1,742
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	37,355	43,606
	Regional Transportation District COP	5.000%	6/1/26	1,500	1,532
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,183
	Regional Transportation District COP	5.000%	6/1/32	5,000	5,524
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	1,300	1,354
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,046
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	630
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	527
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	740
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	581
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	844
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	1,800	1,895
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	3,925	3,911
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	994
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	8,760	8,557
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	2,937
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	5,020	4,306
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/39	3,000	2,848
[3]	Sand Creek Metropolitan District GO	4.000%	12/1/40	1,750	1,664
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	400	389
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,115	1,082
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	535	500
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.125%	12/1/39	550	558
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	3,250	2,761
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/42	7,500	7,773
	Thornton CO COP	4.000%	12/1/35	3,940	3,935
	Thornton CO COP	4.000%	12/1/36	4,100	4,073
[6]	Trails at Crowfoot Metropolitan District No. 3 GO	5.000%	12/1/39	1,000	1,049
	University of Colorado College & University Revenue	5.000%	6/1/30	3,645	3,818
	University of Colorado College & University Revenue	3.000%	6/1/33	1,235	1,139
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,625
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,980	1,930
	University of Colorado College & University Revenue, ETM	3.000%	6/1/33	1,765	1,728
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,740
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,308
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	8,646
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/28	1,450	1,534
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,560	9,179
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,000	8,761
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	221
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	223
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	234
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	243
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	264
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	268
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	299
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	105
	Village Metropolitan District GO	4.150%	12/1/30	755	731
	Village Metropolitan District GO	5.000%	12/1/40	1,950	1,901
	Weld County School District No. 6 Greeley GO	5.000%	12/1/37	1,340	1,406
	Weld County School District No. 6 Greeley GO	5.000%	12/1/40	6,100	6,373

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weld County School District No. 6 Greeley GO	4.000%	12/1/41	1,370	1,314
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	2,000	2,048
	Weld County School District No. RE-4 GO	5.000%	12/1/37	1,600	1,731
	Weld County School District No. RE-4 GO	5.000%	12/1/38	1,770	1,907
	Weld County School District No. RE-4 GO	5.000%	12/1/39	2,700	2,894
	Weld County School District No. RE-4 GO	5.000%	12/1/40	3,300	3,523
	Weld County School District No. RE-7 Platte Valley GO	5.000%	12/1/39	6,155	6,778
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/29	300	324
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/30	350	383
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/31	450	498
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/32	400	446
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/33	350	393
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/34	475	536
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/35	730	816
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/36	730	825
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/37	600	673
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/38	750	836
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/39	1,000	1,108
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/40	550	607
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/41	2,765	3,026
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/42	650	706
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/43	755	816
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/44	700	752
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/45	600	643
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/43	3,250	3,447
[3]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,828
[3]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,068
[3]	Westminster Public Schools COP	5.000%	12/1/35	775	801
[3]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,247
	Westminster Public Schools GO	5.000%	12/1/42	3,430	3,674
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/39	2,850	2,840
					1,344,261
Connecticut (1.0%)
[1]	Bridgeport CT GO	5.000%	7/1/32	775	853
[1]	Bridgeport CT GO	5.000%	7/1/33	2,000	2,214
[1]	Bridgeport CT GO	5.000%	7/1/34	1,500	1,668
	Connecticut GO	5.000%	9/1/25	18,445	18,548
	Connecticut GO	5.000%	8/1/27	670	698
	Connecticut GO	5.000%	8/1/28	745	789
	Connecticut GO	5.000%	8/15/28	550	562
	Connecticut GO	5.000%	8/1/29	1,150	1,236
	Connecticut GO	5.000%	9/15/30	770	840
	Connecticut GO	5.000%	9/15/31	1,000	1,103
	Connecticut GO	5.000%	11/15/32	11,245	12,531
	Connecticut GO	3.000%	1/15/33	12,000	11,308
	Connecticut GO	5.000%	11/15/33	10,135	11,401
	Connecticut GO	5.000%	11/15/33	11,645	13,100
	Connecticut GO	3.000%	1/15/34	2,000	1,853
	Connecticut GO	5.000%	5/1/34	2,000	2,253
	Connecticut GO	5.000%	6/15/34	350	385
	Connecticut GO	5.000%	11/15/34	7,300	8,241
	Connecticut GO	5.000%	11/15/34	11,155	12,593
	Connecticut GO	3.000%	1/15/35	9,815	8,917
	Connecticut GO	4.000%	3/15/35	20,000	20,006
	Connecticut GO	5.000%	4/15/35	1,000	1,021
	Connecticut GO	5.000%	6/15/35	350	382
	Connecticut GO	5.000%	11/15/35	5,000	5,011
	Connecticut GO	3.000%	1/15/36	8,800	7,860
	Connecticut GO	4.000%	6/1/36	4,000	3,994
	Connecticut GO	5.000%	6/15/36	350	379
	Connecticut GO	3.000%	1/15/37	6,955	6,099
[1]	Connecticut GO	4.000%	1/15/37	6,500	6,523
	Connecticut GO	5.000%	6/15/37	250	269
	Connecticut GO	3.000%	1/15/38	23,450	20,156
	Connecticut GO	5.000%	6/15/38	400	427
	Connecticut GO	3.000%	1/15/39	11,890	10,032
	Connecticut GO	3.000%	6/1/39	2,500	2,096
	Connecticut GO	4.000%	6/1/39	2,500	2,472

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	1/15/40	2,500	2,597
	Connecticut GO	5.000%	1/15/40	2,000	2,154
[7]	Connecticut GO	5.000%	3/15/40	1,350	1,465
	Connecticut GO	5.000%	6/1/40	750	781
	Connecticut GO	5.000%	6/15/40	500	529
[7]	Connecticut GO	5.000%	3/15/41	4,075	4,389
	Connecticut GO	5.000%	11/15/41	4,500	4,838
[7]	Connecticut GO	5.000%	3/15/42	1,750	1,871
	Connecticut GO	5.000%	6/15/42	600	629
	Connecticut GO	3.000%	11/15/42	3,690	2,965
[7]	Connecticut GO	5.000%	3/15/43	1,265	1,344
	Connecticut GO	3.000%	11/15/43	2,500	1,972
	Connecticut GO	5.000%	1/15/44	1,375	1,445
[7]	Connecticut GO	5.000%	3/15/44	825	872
[7]	Connecticut GO	5.000%	3/15/45	785	828
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,835	1,790
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	2,625	2,572
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	1,670	1,642
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,045	2,225
	Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/37	190	203
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	7,565	8,120
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,435	3,687
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	6,520	6,999
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	15,573
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	1,750	1,940
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	18,769
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	1,305	1,387
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	3,000	3,305
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	4,000	4,492
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	1,902
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	10,279
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,164
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	7,200	7,590
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	7,400	8,104
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	3,670	3,993
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	1,760	1,751
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,500	1,611
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	2,000	2,082
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/40	6,300	6,830
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	18,365	19,758
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/42	11,080	11,835
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/43	14,240	15,119
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/44	9,330	9,855
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/45	3,515	3,705
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,148
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,173
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	431
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,155
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	532
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,025	1,079
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,536
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	485
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,051
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,525
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	872
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	554
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	461
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	442
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	30,000	34,046
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	12,235	12,179
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,665	3,648
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	30,126
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	9,225
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,010
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,419
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,570	1,584
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,192
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	20,000	21,197
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	10,504
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	10,692

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,600	1,747
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	7,900	8,163
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,660
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,005
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,111
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,057
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	850	834
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,813
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	999
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,200	5,094
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,223
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	12,150
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,455
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,581
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,730	4,532
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	4,324
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,306
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	3,961
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	908
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	2,275	2,120
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/41	4,060	3,104
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	7,390	7,791
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	793
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	686
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	788
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	602
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,396
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,165
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	1,875
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,052
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,135
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/36	405	433
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/39	670	706
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/42	3,660	3,803
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/40	2,000	1,892
[4]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	8,155	8,203
[7]	Hartford CT Special Obligation Revenue	5.000%	7/15/32	3,750	4,120
[7]	Hartford CT Special Obligation Revenue	5.000%	7/15/33	3,500	3,868
	Metropolitan District GO	5.000%	7/15/27	1,640	1,706
	Metropolitan District GO	5.000%	7/15/29	1,845	1,943
	Metropolitan District GO	5.000%	7/15/30	1,360	1,432
	Metropolitan District GO	5.000%	7/15/31	1,520	1,599
	Metropolitan District GO	5.000%	7/15/32	1,765	1,851
	Metropolitan District GO	5.000%	7/15/33	1,325	1,409
	Metropolitan District GO	5.000%	7/15/33	1,000	1,063
	Metropolitan District GO	5.000%	7/15/34	1,425	1,511
	Metropolitan District GO	5.000%	7/15/34	1,000	1,060
	Metropolitan District GO	4.000%	7/15/35	1,880	1,891
	Metropolitan District GO	4.000%	9/1/38	4,185	4,208
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/34	7,370	7,096
[4]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/35	15,075	14,859
[1]	New Haven CT GO	5.000%	8/1/29	500	532
[6]	New Haven CT GO	5.000%	8/1/29	4,375	4,657
[1]	New Haven CT GO	5.000%	8/1/30	500	536
[6]	New Haven CT GO	5.000%	8/1/31	3,250	3,517
[6]	New Haven CT GO	5.000%	8/1/32	2,500	2,724
[6]	New Haven CT GO	5.000%	8/1/33	2,680	2,934
[1]	New Haven CT GO	5.000%	8/1/36	1,000	1,075
[1]	New Haven CT GO	5.000%	8/1/38	1,000	1,062
	Norwalk Housing Authority Revenue	4.400%	9/1/42	2,885	2,871
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/30	3,400	3,377
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/32	4,780	4,740
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/35	500	500
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.000%	10/1/40	1,800	1,823
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.375%	10/1/45	1,600	1,617
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,530	1,597
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,785	1,863
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,414

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,300
	University of Connecticut College & University Revenue	5.000%	8/15/28	1,850	1,963
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,331
	University of Connecticut College & University Revenue	5.000%	8/15/29	1,800	1,938
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	2,903
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,331
	University of Connecticut College & University Revenue	5.000%	8/15/39	675	732
	University of Connecticut College & University Revenue	5.000%	8/15/40	925	1,000
					769,467
Delaware (0.2%)
[4]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	47,227	37,465
	Delaware GO	5.000%	5/1/25	10,000	10,000
	Delaware GO	5.000%	1/1/26	2,000	2,026
	Delaware GO	4.000%	5/1/42	12,000	11,758
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/35	310	313
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/36	340	340
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	5,343
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,548
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	6,778
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	11,023
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,901
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,128
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,247
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,225
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,166
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	6,360	6,692
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,350	1,415
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	8,135	8,456
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,580
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/27	4,975	5,190
[4,5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.750%	5/1/25	23,555	23,555
[13]	Freddie Mac Pool	4.170%	5/1/37	5,388	5,347
	University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,458
	University of Delaware College & University Revenue	5.000%	11/1/38	535	595
	University of Delaware College & University Revenue	5.000%	11/1/39	850	942
	University of Delaware College & University Revenue	5.000%	11/1/40	510	565
	University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,459
					156,515
District of Columbia (1.0%)
	District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,060
	District of Columbia Charter School Aid Revenue	3.000%	6/1/30	960	899
	District of Columbia Charter School Aid Revenue	4.000%	6/1/30	740	715
	District of Columbia Charter School Aid Revenue	5.000%	6/1/34	325	327
	District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,152
	District of Columbia Charter School Aid Revenue	5.625%	6/1/44	500	505
	District of Columbia College & University Revenue	5.000%	4/1/30	250	264
	District of Columbia College & University Revenue	5.000%	4/1/31	250	266
	District of Columbia College & University Revenue	4.000%	4/1/32	250	250
	District of Columbia College & University Revenue	4.000%	4/1/33	280	280
	District of Columbia College & University Revenue	4.000%	4/1/34	300	299
	District of Columbia College & University Revenue	4.000%	4/1/35	300	298
	District of Columbia College & University Revenue	4.000%	4/1/36	350	345
	District of Columbia College & University Revenue	3.000%	4/1/37	1,090	920
	District of Columbia College & University Revenue	3.000%	4/1/38	1,815	1,500
	District of Columbia College & University Revenue	3.000%	4/1/40	635	505
	District of Columbia College & University Revenue	3.000%	4/1/41	295	229
	District of Columbia GO	5.000%	6/1/26	3,130	3,200
	District of Columbia GO	5.000%	6/1/27	5,615	5,841
	District of Columbia GO	5.000%	6/1/28	2,175	2,252
	District of Columbia GO	5.000%	6/1/29	1,065	1,100
	District of Columbia GO	5.000%	10/15/32	6,500	6,865
	District of Columbia GO	5.000%	12/1/32	14,000	15,568
	District of Columbia GO	4.000%	6/1/33	7,020	7,061
	District of Columbia GO	5.000%	12/1/33	13,625	15,235
	District of Columbia GO	5.000%	6/1/35	13,000	13,291
	District of Columbia GO	5.000%	6/1/35	2,070	2,116
	District of Columbia GO	5.000%	10/15/35	15,000	15,707
	District of Columbia GO	5.000%	12/1/35	4,620	5,198
	District of Columbia GO	4.000%	2/1/36	2,600	2,619

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	4.000%	2/1/36	900	907
	District of Columbia GO	5.000%	6/1/36	17,555	17,917
	District of Columbia GO	5.000%	6/1/36	11,250	11,482
	District of Columbia GO	5.000%	6/1/37	10,395	10,586
	District of Columbia GO	5.000%	10/15/37	17,475	18,154
	District of Columbia GO	5.000%	6/1/38	11,045	11,225
	District of Columbia GO	5.000%	6/1/38	11,485	11,783
	District of Columbia GO	5.000%	10/15/38	16,125	16,718
	District of Columbia GO	5.000%	1/1/39	3,000	3,215
	District of Columbia GO	4.000%	2/1/39	5,000	5,003
	District of Columbia GO	5.000%	1/1/40	4,660	4,961
	District of Columbia GO	5.000%	8/1/40	1,130	1,214
	District of Columbia GO	5.000%	6/1/41	12,620	12,653
	District of Columbia GO	5.000%	8/1/41	5,000	5,346
	District of Columbia GO	5.000%	8/1/41	2,225	2,379
	District of Columbia GO	5.000%	6/1/43	5,055	5,112
	District of Columbia GO	5.000%	8/1/44	16,480	17,337
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,331
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/45	2,940	2,849
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,170	1,170
[4]	District of Columbia Housing Finance Agency TOB VRDO	2.750%	5/1/25	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/28	2,310	2,461
	District of Columbia Income Tax Revenue	5.000%	12/1/29	2,885	3,113
	District of Columbia Income Tax Revenue	5.000%	10/1/30	22,885	24,942
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,110	4,489
	District of Columbia Income Tax Revenue	5.000%	12/1/31	5,000	5,515
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	7,470
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	13,717
	District of Columbia Income Tax Revenue	5.000%	10/1/34	16,570	18,599
	District of Columbia Income Tax Revenue	5.000%	12/1/34	14,550	15,977
	District of Columbia Income Tax Revenue	5.000%	12/1/35	15,000	16,321
	District of Columbia Income Tax Revenue	5.000%	10/1/36	9,390	10,395
	District of Columbia Income Tax Revenue	5.000%	10/1/37	3,075	3,380
	District of Columbia Income Tax Revenue	5.000%	12/1/37	5,000	5,376
	District of Columbia Income Tax Revenue	3.000%	3/1/38	23,295	20,306
	District of Columbia Income Tax Revenue	4.000%	3/1/39	1,005	965
	District of Columbia Income Tax Revenue	4.000%	5/1/39	1,400	1,400
	District of Columbia Income Tax Revenue	5.000%	5/1/39	3,500	3,760
	District of Columbia Income Tax Revenue	4.000%	5/1/40	740	733
	District of Columbia Income Tax Revenue	5.000%	5/1/40	3,975	4,244
	District of Columbia Income Tax Revenue	5.000%	7/1/40	19,685	20,837
	District of Columbia Income Tax Revenue	5.000%	5/1/41	4,400	4,667
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,920	2,023
	District of Columbia Income Tax Revenue	5.000%	5/1/42	4,320	4,554
	District of Columbia Income Tax Revenue	5.000%	7/1/42	1,345	1,409
	District of Columbia Income Tax Revenue	5.000%	3/1/44	6,485	6,603
	District of Columbia Income Tax Revenue	5.000%	5/1/45	2,000	2,050
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,056
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,239
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	1,035	1,038
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	9,058
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/41	10,000	10,727
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/42	13,000	13,878
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	2,270	2,318
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/47	1,000	1,026
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,267
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,157
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,731
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,189
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,052
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	630
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,658
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,087
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,544
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,486
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,079
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,226
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	1,963
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,092
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	45,700	24,687

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	12,000	6,533
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,850	1,074
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,000	574
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	10,255	5,583
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	3,500	3,400
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,113
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	961
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,054
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	2,760	1,414
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,736
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,300	628
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,013
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	6,682
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	6,598
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	5,628
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	7,672
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,002
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/35	1,010	1,008
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	987
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	478
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/33	2,500	2,520
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/34	2,000	2,004
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/35	3,040	3,032
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/36	1,500	1,480
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/37	750	726
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/38	1,995	1,907
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/39	1,240	1,174
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/27	650	677
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	645	683
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	1,920	2,064
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	4,000	3,535
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	1,500	1,615
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	3,000	3,229
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,360	1,454
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,650	4,573
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,425	1,514
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	3,670	3,900
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	10,200	10,610
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	4,700	4,894
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	14,060	14,574
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	6,185	6,396
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	15,505	15,981
					743,933
Florida (4.4%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	105
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,001
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	638
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,352
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	940
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,328
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	154
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	573
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,139
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	22,011
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	525	461
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,620	3,181
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	1,790	1,303
[3]	Alachua County School Board COP	5.000%	7/1/30	4,150	4,494
	Bay County School Board COP	5.500%	7/1/42	1,600	1,700
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	675	721
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,480	1,609
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,560	1,705
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,635	1,743
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	8,830	9,472
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,715	1,820
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	4,000	4,270
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	830	875
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	4,970	5,148
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	6,065	6,246

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,001
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/36	9,900	10,565
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/37	10,390	11,011
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/38	7,500	7,888
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/39	11,400	11,921
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/37	4,440	3,788
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/39	2,000	1,632
	Broward County FL School District COP	5.000%	7/1/35	5,000	5,413
	Broward County FL School District COP	5.000%	7/1/36	12,795	13,781
	Broward County FL School District GO	5.000%	7/1/33	5,605	5,843
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	747
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	999
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/35	1,985	2,076
[1]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/36	2,090	2,195
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,336
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,140
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,372
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	3,850
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	753
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,666
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,117
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,090
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	4,010	4,176
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,037
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	2,380	2,457
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	4,865	4,996
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,074
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/34	1,000	1,038
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/39	1,875	1,912
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/44	1,600	1,598
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/39	5,320	5,112
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	4.000%	8/1/30	315	310
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/40	300	296
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,840	1,780
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,835
[4]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/33	2,000	2,036
[4]	Capital Trust Authority Charter School Aid Revenue	4.750%	6/15/40	800	753
[4]	Capital Trust Authority Charter School Aid Revenue	6.000%	6/15/43	3,600	3,684
[4]	Capital Trust Authority Charter School Aid Revenue (Academir Charter Schools Inc. Project)	5.000%	6/1/44	1,635	1,520
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/39	2,010	1,949
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/44	1,525	1,430
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	4.250%	12/15/34	4,635	4,430
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	5.000%	12/15/44	4,150	3,937
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	10,055
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	5,000	5,560
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	11,500	12,871
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	11,000	12,381
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	9,147
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	5,889
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,170
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/38	2,365	2,018
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,271
[3]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	5,307
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	6,500	6,575
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	9,500	9,609
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	4,950	5,063
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	7,060	7,222
	Central Florida Tourism Oversight District GO	4.000%	6/1/32	3,115	3,132
	Central Florida Tourism Oversight District GO	4.000%	6/1/34	10,000	10,039
	Central Florida Tourism Oversight District GO	5.000%	6/1/37	5,000	5,092
[3,11]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,968
[3,11]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	4,015
[3]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/40	1,000	1,055
[3]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/41	1,000	1,049
[3]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/42	1,000	1,043
[3]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/43	1,000	1,037
[3]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/44	1,500	1,549
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	2,075	2,185

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	2,000	2,140
	Coral Springs FL Special Obligation Revenue (Municipal Complex Project)	5.000%	9/1/33	1,000	1,023
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/44	1,000	994
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	230
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	228
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	310
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/38	1,655	1,685
	Duval County Public Schools COP	5.000%	7/1/33	14,415	14,449
[3]	Duval County Public Schools COP	5.000%	7/1/34	2,000	2,124
[3]	Duval County Public Schools COP	5.000%	7/1/35	2,250	2,381
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,411
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,610
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,265
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	2,942
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,100	4,288
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,271
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	7,985	8,292
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	6,660	6,906
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	6,186
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	16,015	16,449
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	7,416
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/30	1,375	1,481
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/31	1,445	1,566
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/32	1,520	1,660
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/34	1,685	1,819
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/35	1,765	1,897
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/36	1,855	1,823
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/37	1,930	1,882
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/38	650	693
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/39	700	742
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/40	725	764
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/41	815	853
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/42	1,100	1,146
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/35	1,870	1,677
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/31	14,180	15,669
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/31	18,240	20,155
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	9,075
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	12,367
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	11,643
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	2,180	1,824
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/41	7,330	7,195
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/42	9,675	9,398
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/43	10,250	9,757
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/44	4,500	4,248
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,250	1,244
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	430	391
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	445	398
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	820	839
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	1,080	1,102
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,635	1,663
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	776
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	810
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,055	1,066
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,652
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	4.000%	9/15/30	940	887
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/40	4,100	3,786
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/29	315	314
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/31	690	683
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/31	325	334
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/42	455	451
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/42	480	476
[4]	Florida Development Finance Corp. Charter School Aid Revenue(Corner Stone Classical Academy Inc. Project)	5.250%	6/1/44	845	819
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	315	329
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/29	285	301
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,387
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,075	1,072
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	2,110	1,870
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	3,500	3,329

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,600	1,296
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/38	1,600	1,665
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,805
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,486
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,527
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,495	1,515
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,009
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	11,880	12,679
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/33	1,600	1,662
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/34	6,605	6,831
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/35	2,300	2,370
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	6,000	6,154
[4]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.000%	6/1/44	1,700	1,633
	Florida GO	5.000%	7/1/26	15,845	16,229
	Florida GO	5.000%	6/1/27	16,240	16,899
	Florida GO	5.000%	6/1/28	5,000	5,291
	Florida GO	5.000%	6/1/28	5,000	5,291
	Florida GO	4.000%	6/1/29	2,700	2,713
	Florida GO	5.000%	6/1/29	15,115	16,231
	Florida GO	4.000%	6/1/30	2,590	2,623
	Florida GO	4.000%	6/1/32	45	46
	Florida GO	4.000%	6/1/32	2,400	2,414
	Florida GO	4.000%	6/1/33	5,570	5,589
	Florida GO	4.000%	6/1/35	4,000	4,008
	Florida GO	4.000%	7/1/42	7,150	6,935
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	986
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,552
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	1,924
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	958
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,269
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	418
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	246
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	460
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	344
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,068
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	347
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,054
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	377
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,241
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	638
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	789
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	350
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	842
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	632
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	895
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	537
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	675
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/33	2,370	2,387
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/34	3,920	3,946
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/36	140	141
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,083
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,336
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,650
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	3,826
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,013

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,790
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,362
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,560
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,259
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/42	1,925	1,997
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	6,885	6,803
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/55	9,980	10,815
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,960	3,249
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,555	1,572
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	10,240	10,429
	Florida Lottery Revenue	5.000%	7/1/26	25,950	26,571
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,393
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,494
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	8,929
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	8,679
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	6,945	6,391
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,302
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/39	350	374
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/40	500	531
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/41	600	633
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/42	500	526
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/43	325	341
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,663
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/41	1,000	1,066
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/42	2,000	2,124
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/43	1,500	1,587
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/31	200	217
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	175	191
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/33	200	216
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/34	325	349
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/37	425	451
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/39	475	498
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/40	500	521
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/41	550	571
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/42	400	416
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	2,485	2,548
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	160	167
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,203
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	7,380
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,155
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,185
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,184
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,109
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	698
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	625	641
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/27	2,890	3,017
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	680	689
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,325	2,354
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/26	65	67
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/26	225	231
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,376
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,483
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,132
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,302
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,046
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/41	2,000	1,697
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/44	1,000	980
[3]	Hernando County School District COP	5.000%	7/1/31	5,925	6,021
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/28	345	330
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/29	355	334
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/30	365	336
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/31	375	339
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/32	285	268
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/33	300	278

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/34	245	223
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/35	255	230
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/36	260	231
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/40	1,200	870
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	4.500%	5/1/31	500	493
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.150%	5/1/44	1,000	957
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	3,915	4,257
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	1,033
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,145
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,603
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,719
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,216
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	28,832
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/41	6,145	4,986
	Hillsborough County FL Utility Water Revenue	4.000%	8/1/31	3,215	3,279
[1]	Hillsborough County FL Utility Water Revenue	3.000%	8/1/37	3,340	2,885
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	12,114
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	22,470	24,085
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	26,262
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,055
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	23,390	25,763
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,660	1,771
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	1,500	1,595
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	2,000	2,111
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,060	5,303
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	4,640	4,835
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	7,500	7,775
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,685
	Hollywood FL GO	5.000%	7/1/42	3,705	3,859
	Jacksonville FL General Fund Revenue	4.000%	10/1/39	2,000	1,959
	Jacksonville FL General Fund Revenue	4.000%	10/1/41	1,150	1,120
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,322
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,006
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,090
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	1,924
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	3,896
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,632
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,672
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	4,849
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,081
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,321
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,559
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	5,826
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	2,998
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,519
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	1,977
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,809
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	9,206
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,425	3,615
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,069
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,081
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	2,976
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,389
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,079
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	15,415
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	7,717
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	10,390
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,321
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	7,491
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,241
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,259
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	1,990
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	10,108
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	3,685
[6]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,000	3,373
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	4,459
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	10,130
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	9,178
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	3,931
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	6,768

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	2,947
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,687
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	4,470
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,272
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	11,000	11,503
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,435
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,272
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	1,997
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,490	1,546
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,230
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,293
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,225
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	5,500	5,473
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,253
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,680
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	995
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	989
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	5,897
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,061
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,477
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,153
	JEA Water & Sewer System Water Revenue	3.000%	10/1/40	2,500	2,097
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,242
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	626
	JEA Water & Sewer System Water Revenue	5.000%	10/1/42	3,750	3,975
	JEA Water & Sewer System Water Revenue	5.000%	10/1/43	4,485	4,728
	JEA Water & Sewer System Water Revenue	5.000%	10/1/44	4,440	4,660
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,403
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,559
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,248
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,349
[3]	Lake County School Board COP	5.000%	6/1/31	5,000	5,005
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/38	2,000	2,211
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	2,185	2,093
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/39	1,000	1,102
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,333
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,329
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,016
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,095
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	3,500	3,666
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/41	6,000	6,239
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	7,475	7,708
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	2,200	2,254
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	2,430	2,476
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.125%	5/1/44	2,000	1,931
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,321
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	515	516
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	2,160	2,144
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/29	1,000	1,000
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,870	1,868
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	575	573
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	4,631
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	5,841
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	3,000	3,065
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	4,875	4,837
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Shell Point/Waterside Health Project)	5.000%	11/15/39	1,000	1,016
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue	4.550%	1/1/40	3,325	3,411
	Lee County School Board COP	5.000%	8/1/27	5,010	5,054
	Lee County School Board COP	5.000%	8/1/28	4,080	4,086
	Lee County School Board COP	5.000%	8/1/34	3,500	3,565
	Lee County School Board COP	5.000%	8/1/35	4,270	4,344
	Lee County School Board COP	5.000%	8/1/38	1,000	1,067
	Manatee County FL (Conservation & Park Project) GO	5.000%	5/1/43	2,090	2,200
[3]	Marion County School Board COP	5.000%	6/1/41	10,000	10,536
[3]	Marion County School Board COP	5.000%	6/1/42	10,000	10,465
[3]	Marion County School Board COP	5.000%	6/1/43	7,000	7,290
[3]	Marion County School Board COP	5.250%	6/1/44	18,000	18,990
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,190
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,178

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,082
	Miami Beach FL GO	5.000%	5/1/35	4,000	4,209
	Miami Beach FL GO	5.000%	5/1/36	2,700	2,830
	Miami Beach FL GO	5.000%	5/1/37	5,695	5,946
	Miami Beach FL GO	5.000%	5/1/38	5,980	6,209
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	1,921
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,026
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	1,870
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,342
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,512
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,420
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,759
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,062
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,305
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,533
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,254
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,416
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,565
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,766
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	751
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,043
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,262
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	825
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,001
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/34	4,000	4,013
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/35	5,200	5,217
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/43	8,005	8,449
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/44	2,820	2,964
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	2,815
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	2,948
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,520	1,521
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,462
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,133
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,288
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,619
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	3,977
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,179
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,056
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/36	1,735	1,877
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/37	1,250	1,348
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/38	1,500	1,611
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/40	4,235	4,491
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/41	5,450	5,754
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/42	5,880	6,191
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/43	4,000	4,195
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/33	6,780	7,457
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/33	10,540	11,593
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	10,215	11,286
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	9,635	10,645
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/35	10,000	11,074
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/41	10,000	10,633
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/44	8,000	8,154
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/44	10,000	10,388
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	8,000	8,142
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/45	5,000	5,187
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,425
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,474
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,247
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	1,914
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,181
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,692
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,003
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,000	1,012
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,553
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,456
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	625
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,730
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	15,614
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,329
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	14,203

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	8,745
	Miami-Dade County FL (Building Better Communities Program) GO	4.000%	7/1/42	1,820	1,744
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	6,828
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	440	467
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	6,883
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	485	528
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,508
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,626
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,043
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,107
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	2,904
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,255
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	4,173
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	4,139
	Miami-Dade County FL GO	3.000%	7/1/32	9,740	9,137
	Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,058
	Miami-Dade County FL GO	3.000%	7/1/33	10,030	9,311
	Miami-Dade County FL GO	5.000%	7/1/33	4,710	4,996
	Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,070
	Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,083
	Miami-Dade County FL GO	5.000%	7/1/39	6,485	6,697
	Miami-Dade County FL GO	5.000%	7/1/41	2,170	2,249
	Miami-Dade County FL GO	5.000%	7/1/44	5,000	5,107
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	3,870	4,071
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	4,740	4,929
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/45	2,800	2,901
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/46	5,225	5,392
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	4,278
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	2,500	2,558
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,709
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32	3,285	3,480
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	2,200
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	3,625	3,823
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	4,915	5,182
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	2,640	1,842
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35	5,675	5,963
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/36	3,405	3,420
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36	5,955	6,245
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	3,195	3,341
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	5,000	5,229
[1]	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/37	3,000	1,831
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	4,405	4,589
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	6,565	6,840
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/38	27,735	15,830
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	4,625	4,801
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	6,895	7,157
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	18,250	9,875
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/40	7,650	8,113
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	6,610	3,399
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/41	8,035	8,461
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/41	4,100	1,987
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/42	8,435	8,840
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/42	1,795	819
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/43	5,000	5,216
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/44	9,300	9,641
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	5,000	2,052
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/45	2,500	971
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	10,990
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	10,023
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	2,000	2,038
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	5,000	5,196
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	5,000	5,149
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	5,750	5,886
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	10,000	10,935
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	10,000	11,074
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	11,000	11,049
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	5,260	5,329
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	10,020	10,043
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	7,000	7,066
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	2,650	2,363

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	8,025	8,027
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/36	3,225	3,342
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	11,510	11,425
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	7,765	7,777
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/37	5,370	5,542
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/38	4,720	4,854
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	4,095
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/40	2,395	1,994
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/40	2,250	2,415
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	5,330	5,184
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/41	2,500	2,664
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/42	3,305	3,506
[1,3]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/43	5,065	4,137
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/43	18,845	19,136
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	1,885	1,911
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	2,265	2,325
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	542
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	1,009
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,037
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,012
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/40	1,677	1,597
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,507
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,180	3,196
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/28	8,065	8,039
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,400	3,340
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	3,225
	Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,145
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	4,151
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/39	1,080	1,059
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/40	9,210	8,975
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/43	7,000	6,616
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,255
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,757
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	11,265	11,276
	Mirada Community Development District Special Assessment Revenue	5.000%	5/1/34	735	730
	Mirada Community Development District Special Assessment Revenue	5.625%	5/1/44	1,230	1,199
	Monroe County FL Sales Tax Revenue	5.000%	4/1/43	4,990	5,222
[4]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/44	1,500	1,421
	North AR-1 Pasco Community Development District Special Assessment Revenue	5.750%	5/1/44	1,045	1,033
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	5,000	5,104
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,097
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,087
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,607
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,004
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/32	1,870	2,050
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/34	2,040	2,068
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/36	2,210	2,193
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/38	2,385	2,340
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/39	2,485	2,418
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/40	2,580	2,483
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/41	2,685	2,564
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/29	1,000	1,057
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	5,687
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,276
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	6,580
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	1,971
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,204
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	1,993
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,142
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,363
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	7,447
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/43	31,450	32,142
[6]	Okaloosa County School Board COP	5.000%	10/1/42	4,050	4,275
[6]	Okaloosa County School Board COP	5.000%	10/1/43	4,035	4,241
[3]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/32	4,455	4,911
[3]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/33	2,825	3,138
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,915	1,897
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,258
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,138

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	460	478
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,105
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	480	501
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,523
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	755	791
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,650	1,802
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,585	1,662
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	2,000	2,197
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,665	1,749
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,243
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,750	1,833
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,466
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,000	1,072
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,031
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,059
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,500	1,570
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	2,055	2,090
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,400	1,457
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	990	1,023
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,500	2,636
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	2,625	2,695
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/45	4,875	4,953
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	3,135	3,179
[4,5]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.750%	5/1/25	52,720	52,720
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/28	10,920	10,853
	Orange County School Board COP, Prere.	5.000%	8/1/26	21,500	22,026
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,047
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,074
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	2,285	2,336
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/27	1,325	1,369
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/29	2,020	2,096
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/31	5,425	5,613
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/33	2,095	2,156
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/34	5,000	5,138
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/35	3,125	3,206
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/37	2,020	2,063
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/32	1,000	1,117
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/32	3,000	3,351
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/33	650	731
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/33	1,000	1,125
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/33	2,000	2,250
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/34	1,100	1,245
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/34	3,500	3,962
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/34	1,110	1,256
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,659
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/35	1,000	1,119
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/35	1,600	1,791
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/35	5,000	5,596
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/36	1,000	1,110
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/37	1,000	1,106
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/38	1,000	1,096
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/39	920	1,010
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/40	1,200	1,307
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/41	1,700	1,839
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/42	1,250	1,343
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/42	1,835	1,971
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/43	1,000	1,068
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/43	1,345	1,436
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/44	1,000	1,062
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	25,240	22,587
	Orlando Utilities Commission Water Revenue	5.000%	10/1/37	1,100	1,209
	Orlando Utilities Commission Water Revenue	5.000%	10/1/38	1,000	1,093
	Osceola County Expressway Authority Highway Revenue, ETM	5.550%	10/1/29	1,000	1,093
	Osceola County Expressway Authority Highway Revenue, ETM	5.650%	10/1/30	1,400	1,562
	Osceola County Expressway Authority Highway Revenue, ETM	5.750%	10/1/31	1,625	1,849
	Osceola County Expressway Authority Highway Revenue, Prere.	5.800%	10/1/31	2,060	2,350
	Osceola County Expressway Authority Highway Revenue, Prere.	5.900%	10/1/31	3,000	3,440
	Osceola County FL Sales Tax Revenue	5.000%	10/1/43	3,305	3,508
	Osceola County FL Sales Tax Revenue	5.000%	10/1/44	3,290	3,469
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	876

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,187
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	524
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,212
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	626
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,542
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	1,765	1,840
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,779
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	900	937
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,596
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	950	987
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,349
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,345
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,549
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,300	1,340
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,651
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	1,440	1,478
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,783
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,705	1,745
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,224
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/43	3,010	2,939
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,094
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,022
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.000%	6/1/44	11,465	11,158
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	633
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	1,350	1,322
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	630
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,083
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,043
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,145
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,566
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,632
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,260	1,304
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,125	1,131
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,336
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,430
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,793
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,470	1,290
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/44	2,385	1,827
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/32	260	275
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/35	800	831
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/37	770	792
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/38	435	446
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/39	400	408
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/40	400	407
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/41	420	424
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/42	560	563
	Palm Beach County School District COP	5.000%	8/1/29	3,595	3,605
	Palm Beach County School District COP	5.000%	8/1/31	10,660	10,696
	Palm Beach County School District COP	5.000%	8/1/32	3,445	3,456
	Palm Beach County School District COP	5.000%	8/1/32	12,010	12,047
	Palm Beach County School District COP	5.000%	8/1/38	2,500	2,686
	Palm Beach County School District COP	5.000%	8/1/39	2,070	2,214
	Palm Beach County School District COP	5.000%	8/1/40	4,000	4,224
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,069
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	554
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	520
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,033
	Parrish Lakes Community Development District Special Assessment Revenue	5.500%	5/1/44	950	917
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	37,500	40,057
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/31	4,000	4,379
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/32	4,000	4,409
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/33	4,245	4,650
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/34	5,000	5,451

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/35	5,000	5,447
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/36	4,420	4,796
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/37	1,720	1,886
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/38	1,365	1,484
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/39	1,860	2,011
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/40	3,490	3,757
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/41	3,000	3,207
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/42	6,330	6,747
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/43	6,680	7,085
	Pasco County FL Sales Tax Revenue	5.000%	10/1/42	2,220	2,363
	Pasco County FL Sales Tax Revenue	5.000%	10/1/43	2,350	2,485
	Pasco County FL Sales Tax Revenue	5.000%	10/1/44	2,275	2,399
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,799
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	2,828
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	4,271
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/36	3,325	2,888
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	1,380	1,345
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/34	1,000	1,020
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/37	500	505
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/39	500	500
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	1,928
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,004
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,161
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,210
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/39	1,990	2,167
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/40	1,570	1,695
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/41	1,830	1,966
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/45	4,025	4,173
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/38	13,550	13,803
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/26	2,260	2,311
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/27	1,295	1,347
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/28	2,000	2,111
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/35	3,500	3,806
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/36	3,220	3,491
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/37	2,500	2,701
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/31	275	264
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/36	785	719
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/41	425	362
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	2,009
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	3,250	3,179
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	11,106
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,429
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,196
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,616
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,125
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	8,976
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	14,164
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,084
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	9,000	8,089
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/29	670	638
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/30	400	377
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/31	620	579
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/36	3,165	2,786
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/41	4,230	3,467
[3]	St. Johns County School Board COP	5.000%	7/1/40	1,525	1,616
[3]	St. Johns County School Board COP	5.000%	7/1/42	5,860	6,156
[3]	St. Johns County School Board COP	5.000%	7/1/43	3,860	4,042
[3]	St. Johns County School Board COP	5.000%	7/1/44	2,710	2,828
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	500
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	500
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,136
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,029
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/25	1,800	1,810
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/27	1,600	1,609
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/28	1,550	1,558
	Tampa Bay Water Revenue	5.000%	10/1/41	2,000	2,147
	Tampa Bay Water Revenue	5.000%	10/1/42	7,110	7,590
	Tampa Bay Water Revenue	5.000%	10/1/43	2,500	2,657

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa Bay Water Revenue	5.000%	10/1/43	3,500	3,720
	Tampa Bay Water Revenue	5.000%	10/1/44	2,500	2,644
	Tampa Bay Water Revenue	5.000%	10/1/44	3,000	3,173
[10]	Tampa Bay Water Revenue, ETM	6.000%	10/1/29	10,010	11,024
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,363
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,619
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,608
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,373
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,505
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,402
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,652
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	1,882
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,342
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,507
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,681
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	303
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	317
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	575	614
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	398
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	317
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	289
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	392
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	547
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,115
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	345
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	3,125	3,139
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	945
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,225
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/45	3,220	2,876
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	281
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,629
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,473
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,694
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,208
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	594
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,553
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,551
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	3,778
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	614
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	632
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	656
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	685
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	707
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,003
[1]	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	5,390	5,078
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,730	1,732
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,285
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/44	1,000	1,006
	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	4.000%	7/1/33	6,720	6,845
	USF Financing Corp. COP	5.000%	7/1/30	5,420	5,433
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.375%	5/1/45	900	876
[4]	Venice FL Health, Hospital, Nursing Home Revenue	4.625%	1/1/30	750	743
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/30	450	446
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/30	400	396
	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.000%	1/1/37	1,000	975
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/31	1,500	1,356
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/36	1,000	835
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.000%	5/1/34	1,000	970
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/38	1,000	1,010
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.200%	5/1/39	2,520	2,382
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.550%	5/1/44	1,560	1,489
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,126
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,038
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,001
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,556
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,111
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,356
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,000
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	4,930	4,996

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/35	400	403
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/36	510	511
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/37	725	721
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/38	750	742
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/39	1,000	978
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/32	1,185	1,260
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/32	500	526
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/33	1,485	1,582
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/33	1,000	1,050
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/34	1,560	1,659
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/34	1,000	1,046
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/35	855	891
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/36	1,720	1,803
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/36	500	516
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/37	1,805	1,881
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/38	1,415	1,466
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/39	1,340	1,379
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/40	1,340	1,392
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/41	850	877
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/42	1,000	1,027
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/43	2,300	2,353
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/44	2,375	2,420
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	5.750%	5/1/44	1,190	1,189
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/36	1,000	1,063
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/38	2,000	2,109
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/40	2,250	2,353
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/41	1,855	1,931
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/41	1,000	1,041
					3,353,482
Georgia (3.4%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/36	9,230	9,774
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/37	9,740	10,262
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/39	9,335	9,754
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,503
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,002
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,367
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,282
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,295
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	11,000	11,310
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	4,400	4,665
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,995	2,109
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,045	1,122
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,645
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,466
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	5,880	6,264
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,175	3,366
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	6,485	6,831
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,795	1,906
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,415	2,548
	Atlanta GA GO	5.000%	12/1/39	7,840	8,446
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	6,648
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	15,910
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/33	5,000	5,600
[1]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	4,000	4,494
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	6,180	6,482
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	4,000	4,196
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	3,260	3,419
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	4,010	4,206
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	14,010	14,695
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	1,000	1,049
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/35	3,065	3,161
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/36	1,020	1,052
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	10,378
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	11,680	11,828

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,636
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,735
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	2,989
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,648
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,110
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,383
Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/43	1,710	1,647
Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	907
Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,110
Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,470
Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,629
Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/36	1,000	995
Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/37	1,290	1,269
Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/38	1,355	1,316
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project)	2.200%	10/1/32	2,100	1,729
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	3,855	3,864
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	2,215	2,201
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	2,280	2,262
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/28	1,335	1,344
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/29	6,000	5,896
Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	9,465	9,385
Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	4,520	4,480
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	449
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,230
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	756
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	579
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	781
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	838
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/39	3,450	3,731
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/40	2,175	2,337
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/41	1,400	1,493
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/42	1,000	1,058
Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,814
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,325
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,288
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/30	430	463
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/32	410	442
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/34	470	503
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/35	300	320
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/36	650	637
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/37	715	697
Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/38	635	616
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	478
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	801
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	729
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	427
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	501
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	601

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	744
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	695
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,041
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,223
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	753
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	477
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,185
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,185
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	365
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,135
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	711
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,026
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,682
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,260
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,301
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,676
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,417
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,545
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,371
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,563
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/41	3,710	3,871
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	2,320	2,411
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/43	3,885	4,004
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/35	1,130	1,174
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/37	8,160	8,433
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/38	9,100	9,368
Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/39	9,565	9,826
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,315
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,048
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,002
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,130
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,188
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,273
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,341
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,123
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,068
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,446
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,477
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	983
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/33	1,800	1,832
Dalton GA GO	5.000%	2/1/42	9,000	9,173
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/39	1,000	1,064
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/40	1,000	1,058
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/41	1,170	1,228
Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	630	657
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/35	1,145	1,255
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/38	1,060	1,142
DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/34	5,775	5,616
DeKalb County Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,076
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	7,680	7,475
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Kensington Station Project)	4.000%	12/1/33	12,700	12,571
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	15,610	15,250
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,054
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	985
Douglasville-Douglas County Water & Sewer Authority Water Revenue	2.000%	6/1/33	2,305	1,919
Fayette County Development Authority Recreational Revenue	5.000%	10/1/39	1,000	1,047
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/30	400	424
Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/33	1,000	1,074

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/34	1,500	1,614
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/35	1,650	1,766
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/36	1,800	1,914
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/37	2,000	2,116
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/38	2,100	2,210
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/40	1,600	1,662
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/41	1,500	1,546
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/42	1,100	1,129
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/43	1,245	1,272
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/44	1,110	1,131
	Forsyth County School District GO	5.000%	2/1/27	1,000	1,036
	Forsyth County School District GO	5.000%	2/1/34	2,535	2,644
	Forsyth County School District GO	5.000%	2/1/37	2,250	2,325
	Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,222
	Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,063
	Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,211
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,047
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,669
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,678
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,907
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,813
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	9,133
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,109
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,332
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	4,016
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	610
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	574
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	513
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	891
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	922
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	4,785
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	2,860
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,076
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,671
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,535
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	3,865	3,811
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	1,870	1,844
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/30	1,945	1,909
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/31	2,030	1,982
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	8,665	8,732
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/41	13,735	11,980
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,597
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	5,212
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,424
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/30	8,695	9,378
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/34	21,755	22,965
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/35	12,095	12,713
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/36	7,715	7,666
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/37	1,500	1,476
	Gainesville School District GO	4.000%	11/1/35	1,000	1,000
	Gainesville School District GO	4.000%	11/1/36	1,000	999
	Georgia GO	5.000%	7/1/29	10,730	11,585
	Georgia GO	5.000%	1/1/31	11,165	12,317
	Georgia GO	4.000%	2/1/31	2,765	2,765
	Georgia GO	5.000%	7/1/31	10,955	11,584
	Georgia GO	5.000%	1/1/32	14,420	16,103

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	4.000%	2/1/32	4,000	4,005
	Georgia GO	3.000%	2/1/34	22,500	20,834
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	14,571
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,326
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,203
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,291
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,458
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,524
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,258
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,401
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	965
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,191
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,156
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,189
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	16,622
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/33	2,000	2,006
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/35	2,305	2,286
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/36	1,000	982
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/37	1,500	1,459
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/38	710	577
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/39	730	578
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/40	500	386
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	517
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	917
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,655	1,734
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	772
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	628
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	822
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	522
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,375
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,667
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	2,225	2,277
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	752
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/35	340	372
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,327
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,124
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	660	713
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	650	707
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,375
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,495
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	545	586
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,479
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,419
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	1,480	1,567
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	750	803
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	500	537
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,150
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	1,620	1,707
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	620	661
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,200	1,259
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,000	1,061
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	700	745
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,055	1,112
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,170	1,237
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,360	1,410
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,000	1,049
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,275	1,337
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,010	1,054
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,000	1,044
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	6,706
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	20,000	20,367
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	91
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/35	1,250	1,331
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	3,330	3,529
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/39	1,560	1,496
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/40	1,250	1,190
[1,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	2.570%	5/1/25	7,800	7,800
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,590
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	7,840	7,661
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/41	7,365	7,799

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	739
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	586
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/43	10,000	9,629
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,371
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	12,119
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	1,800	1,676
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,325	1,219
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	750	681
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,050	1,836
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	508
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	512
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,023
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,275
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,338
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,129
	Gwinnett County School District GO	5.000%	8/1/26	10,435	10,736
	Gwinnett County School District GO	5.000%	8/1/27	15,615	16,331
	Gwinnett County School District GO	5.000%	2/1/39	15,000	15,616
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,378
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,000
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	640
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	857
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/42	1,275	1,264
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/29	4,000	4,150
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/32	850	900
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	1,050	1,073
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	2,770	2,889
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	7,055	7,327
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	2,335	2,416
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	4,615	4,750
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	19,500	19,487
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	143,430	142,823
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	96,625	99,870
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	57,085	56,594
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	146,450	152,641
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	37,670	38,970
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	138,205	144,497
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	70,725	73,344
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	8,840	9,284
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	111,445	116,860
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	83,485	87,790
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	200,055	206,995
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	83,310	87,446
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/32	100,190	105,762
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	115,345	119,708
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	12,000	11,989
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	3,730	3,277
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	7,029
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,740
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,698
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,742
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,089
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	3,000	2,482
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/41	4,000	3,236
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/42	1,000	794
[10]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, ETM	5.250%	7/1/26	4,810	4,940
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	5,310	5,432
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/29	450	480
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/30	700	754
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/32	700	754
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/33	850	912
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/34	1,000	1,070
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/35	2,100	2,237

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/36	1,000	985
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/37	2,300	2,244
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	2,075	2,079
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	2,810	2,819
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,230	1,234
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,230	1,233
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/30	5,135	5,092
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,600
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,565	1,597
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	503
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	424
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,788
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	581
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	50,000	54,845
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	399
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	498
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	112
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	11,945
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	371
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	134
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	108
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	160
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/38	1,400	1,374
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/39	1,300	1,263
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/41	1,650	1,550
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/35	2,125	2,078
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	2,395	2,280
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,436
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	4,290	4,600
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	3,000	3,245
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	7,000	7,619
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	2,300	2,442
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	2,300	2,412
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/32	1,055	1,123
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/35	1,265	1,336
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/37	575	603
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/38	675	655
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/28	830	863
					2,622,179
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/30	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/31	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/32	100	108
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/33	100	108
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/34	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/35	150	160
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/37	100	106
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/38	125	132
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/39	125	131
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/40	100	104
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/41	150	155
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/42	100	103
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/43	100	102
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	760
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	613
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,018
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,101
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,028

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,250	1,293
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,000	1,040
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,330	1,380
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	1,325	1,382
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	3,000	3,124
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	2,000	2,083
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	3,100	3,222
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,475	1,532
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,800	1,865
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,600	1,655
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	2,450	2,524
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/37	2,350	2,412
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/44	1,000	983
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	516
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	519
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	391
Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,061
Guam Income Tax Revenue	5.000%	12/1/34	750	760
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,093
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	5,982
Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	625	651
Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	10,153
Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,375	1,443
Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	3,650	3,487
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	5,500	4,987
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,250
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,123
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,271
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	3,921
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,317
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	3,775
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,579
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,673
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	500	526
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	5,851
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	7,969
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	10,426
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,067
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,512
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	3,824
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,568
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,675	1,799
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,864
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	3,945	4,219
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	750	808
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,743
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	1,350	1,438
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,815	3,883
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	500	535
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,081
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	117
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/39	365	383
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/42	985	1,007
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	1,685	1,700
				168,817
Hawaii (0.6%)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	16,619
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	27,677
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	4,505	4,477
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	29,462
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	15,000	14,597
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/41	1,690	1,811
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/41	3,300	3,536
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/42	1,890	2,010
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/42	3,500	3,722
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/43	2,000	2,114
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/43	3,000	3,170
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/44	3,500	3,679
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/44	3,250	3,416

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	3,500	3,665
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/45	3,250	3,404
	Hawaii County HI GO	5.000%	9/1/30	1,000	1,013
[7]	Hawaii County HI GO	5.000%	9/1/41	790	854
[7]	Hawaii County HI GO	5.000%	9/1/42	1,000	1,075
[7]	Hawaii County HI GO	5.000%	9/1/43	1,500	1,599
[7]	Hawaii County HI GO	5.000%	9/1/44	1,150	1,219
[7]	Hawaii County HI GO	5.250%	9/1/45	1,000	1,078
	Hawaii GO	5.000%	10/1/28	8,080	8,239
	Hawaii GO	5.000%	10/1/28	9,085	9,264
	Hawaii GO	4.000%	4/1/29	13,400	13,469
	Hawaii GO	5.000%	10/1/29	7,000	7,123
	Hawaii GO	4.000%	4/1/30	14,190	14,252
	Hawaii GO	4.000%	5/1/30	13,815	13,964
	Hawaii GO	4.000%	10/1/30	1,885	1,893
	Hawaii GO	4.000%	4/1/31	1,410	1,415
	Hawaii GO	4.000%	10/1/31	5,000	5,017
	Hawaii GO	4.000%	10/1/32	2,000	2,005
	Hawaii GO	5.000%	1/1/33	10,750	11,133
	Hawaii GO	4.000%	1/1/34	8,740	8,789
	Hawaii GO	5.000%	1/1/34	8,745	9,043
	Hawaii GO	5.000%	1/1/36	22,430	23,106
	Hawaii GO	5.000%	1/1/36	13,000	13,570
	Hawaii GO	5.000%	1/1/38	2,480	2,570
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	996
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	838
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,273
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	679
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	4,990	5,068
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,750	1,816
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	9,195	9,848
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	562
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,674
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,727
	Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,418
	Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,275
	Honolulu HI City & County GO	4.000%	9/1/36	2,930	2,930
	Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,751
	Honolulu HI City & County GO	3.000%	7/1/37	2,030	1,770
	Honolulu HI City & County GO	4.000%	7/1/39	2,560	2,505
	Honolulu HI City & County GO	5.000%	7/1/39	1,000	1,083
	Honolulu HI City & County GO	4.000%	9/1/39	1,820	1,780
	Honolulu HI City & County GO	4.000%	7/1/40	1,000	974
	Honolulu HI City & County GO	5.000%	7/1/40	605	650
	Honolulu HI City & County GO	5.000%	9/1/40	4,830	4,931
	Honolulu HI City & County GO	5.000%	7/1/41	1,000	1,067
	Honolulu HI City & County GO	5.000%	7/1/41	890	958
	Honolulu HI City & County GO	5.000%	7/1/42	1,000	1,061
	Honolulu HI City & County GO	5.000%	7/1/42	650	695
	Honolulu HI City & County GO	5.000%	7/1/43	1,000	1,056
	Honolulu HI City & County GO	5.000%	7/1/45	1,000	1,054
	Honolulu HI City & County GO	5.000%	7/1/48	1,870	1,954
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,170	4,240
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/32	6,775	7,548
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	7,605	8,535
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/34	3,575	4,036
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	7,986
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/35	8,250	9,347
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,089
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	5,275	5,931
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	3,315	3,691
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,001
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/38	14,000	15,470
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/40	2,000	2,150
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/43	4,920	5,215
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/44	1,425	1,503
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	6,782
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	6,852
	Kauai County Community Facilities District Special Tax Revenue (Kukui'ula Development Project)	4.375%	5/15/42	4,000	3,481
	Maui County HI GO	2.000%	3/1/39	2,365	1,640

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maui County HI GO	2.000%	3/1/40	2,425	1,613
	Maui County HI GO	2.000%	3/1/41	1,485	957
	University of Hawaii College & University Revenue	3.000%	10/1/34	3,535	3,263
	University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,861
	University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,572
					449,205
Idaho (0.2%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/39	1,265	1,336
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/39	750	809
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/40	2,550	2,735
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/42	2,175	2,308
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/43	1,000	1,056
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,253
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	5,036
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	4,727
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.000%	3/1/41	4,200	4,411
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.000%	3/1/42	3,500	3,655
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.000%	3/1/43	2,955	3,062
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.000%	3/1/44	3,750	3,858
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project) PUT	5.000%	3/1/32	14,180	15,284
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project) PUT	5.000%	3/1/35	23,555	25,590
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,425
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,000
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,237
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	5,889
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/40	3,420	3,735
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/41	2,900	3,142
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/42	2,920	3,140
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/43	2,380	2,537
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/44	3,040	3,223
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/45	3,250	3,433
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/53	16,725	17,685
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	3,615	3,933
[4]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue TOB VRDO	3.650%	5/1/25	9,140	9,140
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/30	2,210	2,412
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/31	14,000	15,449
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	8,710	9,770
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	6,000	6,772
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	1,842
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,022
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,047
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,128
					181,081
Illinois (6.1%)
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,076
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,096
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,734	2,753
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,659
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,161
	Champaign IL GO	5.000%	12/15/39	1,530	1,636
	Champaign IL GO	5.000%	12/15/40	1,090	1,158
	Champaign IL GO	4.000%	12/15/42	1,565	1,483
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/33	1,700	1,838
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/34	2,000	2,153
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/35	5,805	6,226
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	825	848
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/36	4,105	4,379
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	9,500	9,810
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/37	7,355	7,810
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	3,250	3,380
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/39	2,750	2,894
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/40	4,100	4,292
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	4,025	4,131
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	5,270	5,552
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	4,690	4,922
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/33	1,700	1,740
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,568

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,645
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/37	1,535	1,559
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,723
	Chicago Board of Education GO	0.000%	12/1/25	1,300	1,268
	Chicago Board of Education GO	5.000%	12/1/25	11,000	11,023
[10]	Chicago Board of Education GO	0.000%	12/1/26	5,990	5,617
[3]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,631
	Chicago Board of Education GO	5.000%	12/1/26	12,265	12,389
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,051
	Chicago Board of Education GO	7.000%	12/1/26	19,600	19,874
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,156
	Chicago Board of Education GO	4.000%	12/1/27	7,175	7,091
[3]	Chicago Board of Education GO	5.000%	12/1/27	2,750	2,826
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,018
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,654
[10]	Chicago Board of Education GO	0.000%	12/1/28	10,685	9,190
[10]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,896
[3]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,104
	Chicago Board of Education GO	5.000%	12/1/28	11,100	11,355
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,092
[10]	Chicago Board of Education GO	0.000%	12/1/29	465	382
[10]	Chicago Board of Education GO	0.000%	12/1/29	410	337
[3,9]	Chicago Board of Education GO	0.000%	12/1/29	1,165	967
[3]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,577
	Chicago Board of Education GO	5.000%	12/1/29	9,625	9,868
	Chicago Board of Education GO	5.000%	12/1/29	2,200	2,256
[10]	Chicago Board of Education GO	0.000%	12/1/30	1,610	1,267
[10]	Chicago Board of Education GO	0.000%	12/1/30	20,775	16,346
[9,10]	Chicago Board of Education GO	0.000%	12/1/30	12,780	10,055
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,196
[3]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,548
	Chicago Board of Education GO	5.000%	12/1/30	6,750	6,915
	Chicago Board of Education GO	5.000%	12/1/30	5,535	5,581
[14]	Chicago Board of Education GO	5.500%	12/1/30	115	119
[10]	Chicago Board of Education GO	0.000%	12/1/31	23,570	17,681
[9,10]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,648
	Chicago Board of Education GO	5.000%	12/1/31	600	605
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,790
	Chicago Board of Education GO	5.500%	12/1/31	16,265	17,143
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,618
	Chicago Board of Education GO	5.000%	12/1/32	10,100	10,297
	Chicago Board of Education GO	5.000%	12/1/33	2,155	2,189
	Chicago Board of Education GO	5.000%	12/1/34	700	694
	Chicago Board of Education GO	5.000%	12/1/34	2,000	1,975
	Chicago Board of Education GO	5.000%	12/1/34	12,835	12,987
	Chicago Board of Education GO	5.000%	12/1/34	1,360	1,343
	Chicago Board of Education GO	5.000%	12/1/35	2,750	2,707
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,010
	Chicago Board of Education GO	5.250%	12/1/35	7,170	7,157
	Chicago Board of Education GO	5.250%	12/1/35	5,500	5,675
	Chicago Board of Education GO	5.000%	12/1/36	5,210	5,039
	Chicago Board of Education GO	5.000%	12/1/36	1,000	1,007
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,410
	Chicago Board of Education GO	5.250%	12/1/36	4,500	4,624
	Chicago Board of Education GO	4.000%	12/1/37	27,630	25,656
	Chicago Board of Education GO	5.500%	12/1/37	11,650	12,135
	Chicago Board of Education GO	4.000%	12/1/38	20,000	18,316
	Chicago Board of Education GO	5.000%	12/1/38	3,000	3,001
	Chicago Board of Education GO	5.500%	12/1/38	13,985	14,536
	Chicago Board of Education GO	4.000%	12/1/40	13,425	11,997
	Chicago Board of Education GO	4.000%	12/1/41	9,425	8,285
	Chicago Board of Education GO	5.000%	12/1/41	1,100	1,084
	Chicago Board of Education GO	4.000%	12/1/42	17,250	14,936
[4]	Chicago Board of Education GO	7.000%	12/1/42	5,600	5,793
	Chicago Board of Education GO	4.000%	12/1/43	2,000	1,704
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	3,865
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,083
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,286
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,286
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	1,932

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,310
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,272
	Chicago IL GO	5.000%	1/1/26	5,000	5,033
	Chicago IL GO	5.000%	1/1/27	3,605	3,627
	Chicago IL GO	5.000%	1/1/27	6,555	6,675
	Chicago IL GO	5.000%	1/1/28	8,000	8,220
	Chicago IL GO	5.000%	1/1/28	5,125	5,266
	Chicago IL GO	5.000%	1/1/29	3,000	3,108
	Chicago IL GO	5.000%	1/1/29	26,350	27,297
	Chicago IL GO	5.000%	1/1/30	9,540	9,954
[10]	Chicago IL GO	0.000%	1/1/31	875	695
	Chicago IL GO	5.000%	1/1/31	1,300	1,350
	Chicago IL GO	5.000%	1/1/31	9,120	9,548
	Chicago IL GO	4.000%	1/1/32	6,990	6,898
	Chicago IL GO	5.000%	1/1/32	800	829
	Chicago IL GO	5.000%	1/1/32	3,680	3,870
	Chicago IL GO	4.000%	1/1/33	1,525	1,477
	Chicago IL GO	5.000%	1/1/33	1,500	1,554
	Chicago IL GO	5.000%	1/1/33	1,000	1,044
	Chicago IL GO	5.000%	1/1/33	37,210	39,200
	Chicago IL GO	5.000%	1/1/34	5,290	5,487
	Chicago IL GO	5.000%	1/1/34	20,585	21,694
	Chicago IL GO	4.000%	1/1/35	1,060	997
	Chicago IL GO	4.000%	1/1/35	16,790	16,006
	Chicago IL GO	4.000%	1/1/35	1,285	1,208
	Chicago IL GO	5.000%	1/1/35	2,315	2,390
	Chicago IL GO	5.000%	1/1/35	6,000	6,313
	Chicago IL GO	5.500%	1/1/35	7,000	7,202
	Chicago IL GO	4.000%	1/1/36	2,570	2,394
	Chicago IL GO	4.000%	1/1/37	1,461	1,339
	Chicago IL GO	4.000%	1/1/38	6,228	5,605
	Chicago IL GO	5.250%	1/1/38	1,250	1,296
	Chicago IL GO	5.250%	1/1/38	8,110	8,411
[10]	Chicago IL GO	0.000%	1/1/39	25,420	13,131
	Chicago IL GO	5.500%	1/1/39	13,500	14,097
	Chicago IL GO	5.500%	1/1/39	7,190	7,508
	Chicago IL GO	5.000%	1/1/40	1,500	1,477
	Chicago IL GO	5.500%	1/1/40	1,000	1,037
	Chicago IL GO	5.000%	1/1/41	6,375	6,424
	Chicago IL GO	5.000%	1/1/41	3,080	3,109
	Chicago IL GO	5.000%	1/1/42	13,305	13,332
	Chicago IL GO	5.000%	1/1/43	18,850	18,711
	Chicago IL GO	5.500%	1/1/43	500	508
	Chicago IL GO	4.000%	1/1/44	1,333	1,109
	Chicago IL GO	5.000%	1/1/44	1,000	944
	Chicago IL GO	5.000%	1/1/44	45,015	44,134
	Chicago IL GO	5.000%	1/1/45	18,830	18,172
	Chicago IL GO, ETM	5.000%	1/1/26	13,335	13,492
	Chicago IL GO, ETM	5.000%	1/1/27	2,445	2,522
	Chicago IL GO, ETM	5.000%	1/1/28	875	918
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,134
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,621
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,404
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	9,231
[10]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,430	17,086
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	3,350	3,597
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/38	1,000	1,070
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	2,000	2,129
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/41	1,000	1,052
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/42	2,545	2,668
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/43	2,500	2,612
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	2,000	2,081
[3,4]	Chicago IL Water Revenue TOB VRDO	2.620%	5/1/25	2,000	2,000
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,303
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	2,040	2,178
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	5,000	5,395
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,765	1,899
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	5,155	5,586
	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	3,170	3,429
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/33	1,000	1,078

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Waterworks Water Revenue	5.000%	11/1/33	10,000	10,854
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	1,000	1,063
	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	10,000	10,677
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/38	1,500	1,523
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,500	1,574
[3]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	8,930	8,409
	Chicago IL Waterworks Water Revenue	5.000%	11/1/40	11,250	11,634
	Chicago IL Waterworks Water Revenue	5.000%	11/1/41	5,720	5,870
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	9,000	9,183
	Chicago IL Waterworks Water Revenue	5.000%	11/1/43	9,000	9,191
	Chicago IL Waterworks Water Revenue	5.000%	11/1/44	9,000	9,117
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	33,330
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,247
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,427
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	574
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,060
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,059
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,582
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,175
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	762
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	13,462
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,108
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	9,850	10,738
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	3,733
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,520
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	4,777
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,890	11,994
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	10,830
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	4,775
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	9,370	10,359
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	10,369
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	19,655
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	23,500	24,968
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,200	6,587
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	8,390	9,300
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	35,915	35,900
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	4,998
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,500	15,791
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	12,303
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,430	15,497
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	6,200	6,566
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,732
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,131
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	8,783
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,300	1,398
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,000	1,087
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	14,500	14,223
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	9,909
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	12,790	12,673
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,225	5,265
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,152
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,043
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	10,919
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,330	1,439
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,098
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,000	5,328
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	2,285	2,454
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	2,750	2,970
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	7,000	7,429
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	2,100	2,255
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/39	1,195	1,306
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/40	1,850	1,970
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,500	2,644
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/41	1,955	2,108
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/42	5,000	4,645
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/42	3,725	3,913
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,470	1,576
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/43	15,630	14,338
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/43	3,590	3,751
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	1,660	1,765

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/44	4,250	4,511
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	21,000	21,525
	Chicago Park District GO	5.000%	1/1/26	515	520
	Chicago Park District GO	5.000%	1/1/27	1,000	1,010
	Chicago Park District GO	5.000%	1/1/27	2,085	2,142
	Chicago Park District GO	5.000%	1/1/27	1,000	1,027
	Chicago Park District GO	5.000%	1/1/28	1,000	1,008
	Chicago Park District GO	5.000%	1/1/28	1,420	1,481
	Chicago Park District GO	5.000%	1/1/28	1,140	1,189
	Chicago Park District GO	5.000%	1/1/29	985	993
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	4,672
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,009
	Chicago Park District GO	4.000%	1/1/31	1,250	1,260
	Chicago Park District GO	4.000%	1/1/31	505	509
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	5,778
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,660
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,009
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,017
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	5,746
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	5,181
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	1,858
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	1,779
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	5,317
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,015
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	2,710
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	3,657
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,373
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,693
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,014
[1]	Chicago Park District GO	4.000%	1/1/35	2,240	2,200
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	1,830
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	2,856
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,449
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,044
	Chicago Park District GO	5.000%	1/1/38	400	424
	Chicago Park District GO	5.000%	1/1/38	4,000	4,244
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,073
	Chicago Park District GO	5.000%	1/1/39	1,400	1,462
	Chicago Park District GO	5.000%	1/1/39	1,000	1,055
	Chicago Park District GO	5.000%	1/1/40	1,000	1,037
	Chicago Park District GO	5.000%	1/1/40	650	680
	Chicago Park District GO	5.000%	1/1/41	3,370	3,476
	Chicago Park District GO	5.000%	1/1/41	650	675
[1]	Chicago Park District GO	4.000%	1/1/42	4,595	4,119
	Chicago Park District GO	5.000%	1/1/42	400	413
	Chicago Park District GO	5.000%	1/1/43	480	493
	Chicago Park District GO	5.000%	1/1/44	500	511
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,107
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,051
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/41	6,805	7,147
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/42	5,000	5,198
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/43	19,440	20,106
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	22,760	23,473
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,056
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,205	1,283
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,515	1,623
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/32	1,895	2,038
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/33	2,750	2,965
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/34	2,000	2,141
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/35	2,000	2,126
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/36	2,370	2,504
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/37	1,500	1,574
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/38	2,000	2,087
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/39	2,500	2,586
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/40	4,400	4,523
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/41	4,440	4,530
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/42	5,885	5,965
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/43	2,220	2,238
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/43	500	524
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/44	600	628

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/40	2,670	2,612
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/41	2,780	2,702
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/42	2,895	2,796
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/43	3,015	2,853
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/44	2,855	2,671
[3]	Cook County IL GO	5.000%	11/15/26	2,500	2,567
	Cook County IL GO	5.000%	11/15/31	2,000	2,039
	Cook County IL GO	5.000%	11/15/32	1,615	1,728
	Cook County IL GO	5.000%	11/15/33	1,390	1,483
	Cook County IL GO	5.000%	11/15/33	1,425	1,557
	Cook County IL GO	5.000%	11/15/34	1,180	1,201
	Cook County IL GO	5.000%	11/15/35	1,025	1,043
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	750	781
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	1,000	1,058
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	320	346
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	630	687
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	750	818
	Cook County IL Sales Tax Revenue	5.000%	11/15/32	350	385
	Cook County IL Sales Tax Revenue	5.000%	11/15/33	3,150	3,254
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	3,920	4,133
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	2,000	1,903
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	2,750	2,610
	Cook County IL Sales Tax Revenue	5.000%	11/15/41	1,745	1,812
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	1,600	1,654
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	3,250	3,359
	Cook County IL Sales Tax Revenue	5.000%	11/15/43	2,500	2,568
	Cook County IL Sales Tax Revenue	5.000%	11/15/44	1,950	2,001
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,570	1,566
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,157
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,280	1,163
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	884
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	610
[1]	Cook County School District No. 99 Cicero GO	4.000%	12/1/28	1,170	1,181
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	2,860	2,651
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	13,346
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	13,864
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	12,150
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	14,893
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/34	2,815	2,816
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	4.000%	1/15/41	6,385	6,013
	DuPage County Forest Preserve District GO	5.000%	11/1/32	655	727
	DuPage County Forest Preserve District GO	5.000%	11/1/33	900	1,005
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/41	3,500	3,862
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/42	7,500	8,217
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/43	7,035	7,651
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/44	10,000	10,805
	Elmhurst Park District Go	5.000%	12/15/40	500	538
	Elmhurst Park District Go	5.000%	12/15/41	250	266
	Elmhurst Park District Go	5.000%	12/15/42	1,000	1,057
	Elmhurst Park District Go	5.000%	12/15/43	1,160	1,217
	Elmhurst Park District Go	5.000%	12/15/44	1,275	1,334
[4]	Elwood IL GO	6.250%	3/1/44	12,195	12,869
	Evanston IL GO	3.500%	12/1/38	2,000	1,847
[1]	Evanston IL GO	3.500%	12/1/39	2,000	1,843
	Grundy & Will Counties Community Unit School District No. 1 Coal City GO	5.000%	2/1/43	2,180	2,200
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/32	1,000	1,106
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/33	925	1,013
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/34	685	746
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	10,355	10,087
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	10,845	9,409
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	1,130	1,128
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	597
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,068
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	545
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	694
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,027
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	463
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	784
	Illinois Finance Authority College & University Revenue	5.000%	4/1/32	9,000	9,883
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	440

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	286
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	6,500	7,214
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,320
	Illinois Finance Authority College & University Revenue	5.000%	4/1/35	6,000	6,566
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	875
	Illinois Finance Authority College & University Revenue	5.000%	4/1/36	5,000	5,438
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,007
	Illinois Finance Authority College & University Revenue	5.250%	4/1/38	3,000	3,270
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	168
	Illinois Finance Authority College & University Revenue	5.250%	4/1/39	1,250	1,354
	Illinois Finance Authority College & University Revenue	5.500%	10/1/39	1,050	1,077
	Illinois Finance Authority College & University Revenue	5.250%	4/1/41	1,000	1,068
	Illinois Finance Authority College & University Revenue	5.250%	4/1/42	1,250	1,327
	Illinois Finance Authority College & University Revenue	5.500%	10/1/42	1,300	1,316
	Illinois Finance Authority College & University Revenue	5.250%	4/1/43	2,375	2,506
	Illinois Finance Authority College & University Revenue	5.250%	4/1/44	1,300	1,365
	Illinois Finance Authority College & University Revenue	5.250%	4/1/45	1,600	1,675
	Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/41	2,000	1,729
	Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/43	2,125	1,787
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,390	1,395
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,315	2,327
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	2,872
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,032
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,739
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	17,028
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	1,270	1,254
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,297
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,033
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	14,116
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	610	631
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,252
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,002
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	7,928
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	1,944
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,040
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,344
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	519
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,055	2,058
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,566
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,325
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,036
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	4,645	4,800
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,558
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,002
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,203
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,183
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,033
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	519
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,066
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,816
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,195
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,725	1,804
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	1,991
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	10,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,792
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,547
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,396
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	515
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	3,996
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/34	1,325	1,213
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,120
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,530
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	571
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	5,585	5,592
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,900	2,904
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	850	870
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,575
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	7,845
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,810	5,791
[7]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	7,750	8,269

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	7,583
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,003
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,000	3,962
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,434
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	950
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,650	4,386
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,285	6,175
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,375	2,226
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	3,850	4,070
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	5,253
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,675	1,574
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	5,000	5,256
[7]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	5,000	5,251
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	5,200	4,319
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,465	2,297
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	12,925	13,556
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	5,545	5,005
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,595	2,384
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	27,090	27,259
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	747
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	7,065	6,664
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	921
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	14,810	15,441
[7]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	1,995	2,055
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	5,000	4,649
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	7,640	7,032
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,100	11,405
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	14,385	14,575
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,515	3,625
[7]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/30	2,515	2,647
[7]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/35	5,405	5,706
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	5/1/25	5,255	5,255
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	5/1/25	24,400	24,400
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,100	5,211
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,500	5,620
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,500	2,554
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	5,000	5,162
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,430	6,638
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,500	6,711
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/27	80	81
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/34	625	638
[4]	Illinois Finance Authority Industrial Revenue	5.250%	10/1/39	1,500	1,520
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/44	3,520	3,338
[7]	Illinois Finance Authority Water Revenue	5.000%	1/1/28	1,420	1,477
[7]	Illinois Finance Authority Water Revenue	5.000%	1/1/29	585	617
[7]	Illinois Finance Authority Water Revenue	5.000%	1/1/30	250	267
[7]	Illinois Finance Authority Water Revenue	5.000%	1/1/31	1,485	1,607
[7]	Illinois Finance Authority Water Revenue	5.000%	1/1/32	910	995
	Illinois Finance Authority Water Revenue	5.000%	1/1/33	2,725	3,038
	Illinois Finance Authority Water Revenue	5.000%	1/1/33	5,035	5,613
[7]	Illinois Finance Authority Water Revenue	5.000%	1/1/33	2,000	2,202
	Illinois Finance Authority Water Revenue	5.000%	1/1/34	3,500	3,927
	Illinois Finance Authority Water Revenue	5.000%	1/1/34	8,265	9,273
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	1,060	1,124
	Illinois Finance Authority Water Revenue	5.000%	1/1/35	2,250	2,533
	Illinois Finance Authority Water Revenue	5.000%	1/1/35	6,310	7,105
	Illinois Finance Authority Water Revenue	5.000%	1/1/36	2,405	2,701
	Illinois Finance Authority Water Revenue	5.000%	1/1/36	5,290	5,941
[7]	Illinois Finance Authority Water Revenue	5.000%	1/1/36	1,000	1,110
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	1,335	1,300
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	15,500	15,053
	Illinois Finance Authority Water Revenue	4.000%	7/1/40	6,020	5,847
	Illinois Finance Authority Water Revenue	4.000%	7/1/41	8,640	8,372
	Illinois Finance Authority Water Revenue	5.000%	7/1/41	7,500	8,061
	Illinois Finance Authority Water Revenue	5.000%	7/1/42	3,985	4,251
	Illinois Finance Authority Water Revenue	5.000%	7/1/43	2,010	2,139
	Illinois Finance Authority Water Revenue	5.000%	7/1/44	1,500	1,591
	Illinois GO	5.000%	7/1/26	11,265	11,464
	Illinois GO	5.000%	10/1/26	4,800	4,901
	Illinois GO	5.000%	10/1/26	3,800	3,880

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	11/1/26	2,750	2,811
Illinois GO	5.000%	12/1/26	8,390	8,586
Illinois GO	5.000%	1/1/27	7,500	7,570
Illinois GO	5.000%	7/1/27	19,050	19,634
Illinois GO	5.000%	9/1/27	3,775	3,898
Illinois GO	5.000%	10/1/27	2,690	2,780
Illinois GO	5.000%	11/1/27	1,725	1,759
Illinois GO	5.000%	11/1/27	5,330	5,513
Illinois GO	5.000%	12/1/27	10,560	10,932
Illinois GO	5.000%	2/1/28	11,305	11,566
Illinois GO	5.000%	10/1/28	4,000	4,174
Illinois GO	5.000%	11/1/28	42,580	43,950
Illinois GO	5.000%	11/1/28	1,195	1,248
Illinois GO	5.000%	1/1/29	4,055	4,088
Illinois GO	5.000%	2/1/29	3,400	3,557
Illinois GO	5.000%	5/1/29	10,000	10,485
Illinois GO	5.000%	5/1/29	5,000	5,243
Illinois GO	5.000%	5/1/29	2,475	2,595
Illinois GO	5.000%	10/1/29	4,000	4,165
Illinois GO	5.000%	11/1/29	18,795	19,369
Illinois GO	5.000%	1/1/30	8,000	8,058
Illinois GO	5.000%	2/1/30	18,025	19,019
Illinois GO	5.000%	5/1/30	18,380	19,433
Illinois GO	5.000%	5/1/30	2,420	2,559
Illinois GO	5.000%	10/1/30	3,000	3,118
Illinois GO	5.000%	2/1/31	4,185	4,448
Illinois GO	5.000%	5/1/31	34,015	36,123
Illinois GO	5.000%	5/1/31	15,000	15,971
Illinois GO	5.000%	5/1/31	2,500	2,662
Illinois GO	3.500%	6/1/31	1,480	1,415
Illinois GO	5.000%	10/1/31	4,000	4,269
Illinois GO	5.000%	2/1/32	6,750	7,218
Illinois GO	5.000%	5/1/32	24,500	26,223
Illinois GO	5.000%	5/1/32	10,000	10,703
Illinois GO	4.000%	6/1/33	5,880	5,717
Illinois GO	5.000%	7/1/33	7,890	8,408
Illinois GO	4.000%	10/1/33	7,000	6,854
Illinois GO	5.000%	10/1/33	10,000	10,740
Illinois GO	5.000%	3/1/34	2,075	2,183
Illinois GO	5.000%	5/1/34	3,010	3,094
Illinois GO	5.000%	5/1/34	11,970	12,693
Illinois GO	5.000%	7/1/34	16,535	17,538
Illinois GO	4.000%	10/1/34	8,745	8,492
Illinois GO	5.000%	5/1/35	3,500	3,584
Illinois GO	5.000%	5/1/35	5,505	5,808
Illinois GO	5.000%	7/1/35	15,395	16,243
Illinois GO	5.000%	12/1/35	3,000	3,059
Illinois GO	5.000%	5/1/36	4,000	4,197
Illinois GO	5.000%	7/1/36	6,325	6,636
Illinois GO	4.125%	10/1/36	9,500	9,137
Illinois GO	5.000%	5/1/37	3,155	3,294
Illinois GO	4.000%	7/1/37	9,830	9,233
Illinois GO	4.000%	10/1/37	2,750	2,584
Illinois GO	4.000%	10/1/37	6,175	5,684
Illinois GO	4.000%	3/1/38	7,275	6,792
Illinois GO	4.000%	10/1/38	3,250	3,013
Illinois GO	5.250%	5/1/39	4,500	4,738
Illinois GO	5.500%	5/1/39	5,190	5,443
Illinois GO	4.000%	10/1/39	2,545	2,335
Illinois GO	4.000%	3/1/40	2,300	2,100
Illinois GO	5.000%	5/1/40	6,500	6,729
Illinois GO	5.250%	5/1/40	4,305	4,500
Illinois GO	4.000%	10/1/40	1,500	1,359
Illinois GO	3.000%	12/1/40	2,500	1,934
Illinois GO	5.000%	5/1/41	7,500	7,698
Illinois GO	5.250%	5/1/41	3,000	3,127
Illinois GO	5.250%	5/1/42	5,000	5,167
Illinois GO	5.250%	5/1/43	4,105	4,220
Illinois GO	5.250%	5/1/43	7,075	7,319
Illinois GO	4.000%	10/1/43	2,235	1,932

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Illinois GO	4.000%	10/1/43	8,680	7,644
	Illinois GO	5.125%	10/1/43	7,000	7,136
	Illinois GO	5.250%	5/1/44	7,500	7,713
[1]	Illinois GO	4.000%	10/1/44	9,950	8,668
	Illinois GO	5.250%	5/1/45	6,000	6,137
[1]	Illinois GO	4.000%	10/1/45	7,395	6,403
	Illinois GO	5.000%	12/1/47	13,000	13,007
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/37	3,245	3,216
[15]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	3,173
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	3,715	3,730
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	955	952
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	5,240	5,122
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	1,735	1,707
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	14,840	15,065
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	9,335	9,697
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	7,660	8,052
[15]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,370	2,371
[4]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	18,549	18,629
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,158
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	7,981
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	10,377
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	13,645
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,136
[1]	Illinois Sales Tax Revenue	4.000%	6/15/31	3,000	3,100
	Illinois Sales Tax Revenue	3.000%	6/15/33	1,000	889
	Illinois Sales Tax Revenue	3.000%	6/15/33	2,275	2,023
	Illinois Sales Tax Revenue	5.000%	6/15/33	3,160	3,431
	Illinois Sales Tax Revenue	5.000%	6/15/35	36,560	39,914
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,113
	Illinois Sales Tax Revenue	5.000%	6/15/36	3,660	3,975
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,102
	Illinois Sales Tax Revenue	5.000%	6/15/37	16,365	17,515
	Illinois Sales Tax Revenue	5.000%	6/15/37	17,800	19,166
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,114
	Illinois Sales Tax Revenue	5.000%	6/15/39	6,000	6,379
	Illinois Sales Tax Revenue	5.000%	6/15/40	1,035	1,088
	Illinois Sales Tax Revenue	5.000%	6/15/42	15,000	15,543
	Illinois Sales Tax Revenue	5.000%	6/15/43	2,135	2,198
	Illinois Sales Tax Revenue	5.000%	6/15/44	11,365	11,639
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,184
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,169
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,354
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,617
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	1,170	1,214
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	1,990	2,036
[14]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	10,351
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,204
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,385	1,451
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	24,423
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,107
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	22,975
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	12,447
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,123
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,113
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	11,711
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,013
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,140	3,158
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,694
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,171
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,576
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	15,000	16,470
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	1,982
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,098
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	11,825	12,934
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,613
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	961
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	3,000	2,898
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,500	5,938
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	24,362
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	34,210	35,419

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	4,250	4,480
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	26,725	25,525
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	8,835	8,967
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	27,700	29,031
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	1,495	1,397
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	22,235	23,054
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	11,625	11,876
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	10,175	10,746
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	3,670	3,388
[3]	Illinois State University College & University Revenue	5.000%	4/1/39	1,165	1,186
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/33	1,400	1,513
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/34	1,700	1,828
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/37	2,000	2,115
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/38	3,085	3,241
[1]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/39	1,725	1,830
[1]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/40	3,575	3,785
[1]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/42	3,500	3,715
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	910
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	764
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,030
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	194
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	419
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	255
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	229
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	223
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	232
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	230
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	276
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	360
[3]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	349
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	282
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	264
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,665	2,752
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,360	1,400
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,586
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/38	6,270	6,803
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/39	6,595	7,118
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/33	230	251
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/34	235	255
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/35	300	325
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/36	650	699
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/41	1,575	1,656
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/42	500	523
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	29,167
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	21,320	22,269
[6,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	3,525	3,647
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	33,037
[3,16]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	93
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	194
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	34,253
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	56,424
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	28,994
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	43,400	30,564
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	14,570	10,011
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	5,500	3,498
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	5,000	3,094
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	4,415	2,649
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	6,500	3,791
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	10,340	5,840
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	12,300	6,745
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	20,980	11,140
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	29,950	15,449
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	16,746
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/26	11,485	11,024
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/26	4,250	4,351
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/27	9,640	8,911
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/28	2,270	2,340
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/29	22,390	18,895
[3,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/29	4,820	4,980
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/31	675	694

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/32	600	616
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/33	450	461
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/34	520	532
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/38	500	258
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/39	500	243
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/42	8,850	8,973
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/42	11,285	9,992
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/42	9,060	8,118
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/45	4,605	1,660
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,474
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/32	1,915	1,935
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/33	2,115	2,123
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/34	2,330	2,333
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/35	2,555	2,521
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/36	2,795	2,717
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/38	3,330	3,174
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/39	2,520	2,392
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/41	465	437
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/44	10,470	9,681
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/41	1,065	458
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	1,500	1,732
[3]	Mundelein IL GO	4.000%	12/15/27	500	508
[3]	Mundelein IL GO	4.000%	12/15/28	500	510
[3]	Mundelein IL GO	4.000%	12/15/29	500	508
[3]	Mundelein IL GO	4.000%	12/15/32	1,000	1,007
[3]	Mundelein IL GO	4.000%	12/15/39	2,000	1,864
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,231
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,315
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	4,555	4,638
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	3,245	3,255
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,219
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	3,020	2,866
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	775
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	522
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	630
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	342
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,118
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	472
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	729
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	968
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	779
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	839
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	775
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	1,625	1,594
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,073
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	724
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	535
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	743
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,289
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	866
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	2,830	2,665
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	699
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	735
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	683
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,730	24,197
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/26	10,780	10,992
[10]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/33	1,280	1,419
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/40	10,000	10,257
[1]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/33	1,500	1,626
	Romeoville IL GO	5.000%	12/30/26	3,480	3,590
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	20,000	21,717
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	26,263
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	2,425	2,572
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,369
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	5,000	5,407
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	860	930
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	11,815	12,865
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,500	2,739
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	18,455	20,018
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	4,000	4,396

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,250	1,321
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,150	3,410
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,500	1,624
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	5,165	5,616
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	36,400	39,580
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	9,000	9,415
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	1,805	1,899
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	40,000	43,567
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,850	1,939
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	13,000	14,080
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,310	1,365
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	11,500	12,397
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,360	1,412
[1]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	3,000	2,861
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	2,185	2,209
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,632
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,097
[3]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/43	1,200	1,163
	Schaumburg IL GO	4.000%	12/1/35	1,000	1,015
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,538
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	3,708
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	9,079
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/34	925	921
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/35	1,225	1,208
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/36	2,700	2,951
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/38	3,000	3,247
[6]	Southwestern Illinois Development Authority Miscellaneous Revenue (Local Government Program)	0.000%	2/1/26	2,525	2,452
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/38	3,800	4,083
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/39	6,000	6,413
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/40	5,195	5,617
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/41	5,000	5,368
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/42	4,000	4,265
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/43	3,750	3,977
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/44	2,000	2,111
[1]	University of Illinois College & University Revenue	3.000%	4/1/37	3,710	3,220
[1]	University of Illinois College & University Revenue	3.000%	4/1/38	3,825	3,252
[1]	University of Illinois College & University Revenue	3.000%	4/1/40	3,905	3,183
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	5,141
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,732
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	2,845
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	525
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,677
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	3,193
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	4,861
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	3,306
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	4,911
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	5,082
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	5,373
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/32	750	762
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/33	535	542
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,003
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,394
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/39	325	339
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/40	775	806
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/41	875	906
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/42	1,000	1,027
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/43	1,000	1,021
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/44	750	763
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,538
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,868
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	6,420	6,829
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	10,555	10,652
					4,677,681
Indiana (1.0%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/41	1,900	2,004
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	3,750	3,926
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/44	6,375	6,612
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	9,248
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	9,782

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	13,662
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/39	1,000	1,070
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/40	1,800	1,913
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	250	271
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/32	250	273
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/33	475	521
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/34	600	659
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,000	1,094
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	1,000	1,089
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/41	3,750	3,947
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	2,460	2,571
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/44	8,000	8,273
[1]	Evansville Waterworks District Water Revenue	5.000%	7/1/42	1,000	1,034
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/30	1,000	812
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/39	6,115	6,432
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/41	1,250	1,320
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/43	1,500	1,568
[13]	Freddie Mac Pool	3.750%	7/1/39	13,953	13,199
[13]	Freddie Mac Pool	4.250%	6/1/41	8,917	8,687
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,020
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	772
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,367
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	781
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,297
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,172
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,037
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,035
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,293
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,058
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,286
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/40	4,010	2,663
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,263
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	358
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	399
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/31	1,005	1,069
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,042
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/33	1,120	1,203
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,138
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,180	1,271
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,107
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,301
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	15,290	15,434
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	950	953
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,002
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	6,643
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,533
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,012
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	6,664
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,070
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,241
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,570	2,658
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	380	398
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	1,953
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,142
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	500	528
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,330
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	19,859
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	2,570	2,663
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	22,666
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	700	750
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	1,350	1,400
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	20,293
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,000	1,074
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	2,830	2,921
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,003
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,545	1,658
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	2,975	3,065
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	18,532
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,100	1,172
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	16,612

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	19,236
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,000	2,117
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,021
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	10,893
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	1,250	1,313
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	6,032
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	1,000	1,044
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,015
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	1,000	1,037
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	1,000	1,030
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	15,000	15,622
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	5,000	5,404
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	8,500	9,350
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,065
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,051
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	10,163
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/35	1,330	1,370
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/37	1,875	1,914
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/40	3,000	3,007
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/45	1,600	1,519
Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/38	800	819
Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/43	860	862
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	800	873
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/32	1,000	1,115
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/36	1,000	1,100
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	2,570	2,812
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	12,050	10,336
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/38	1,000	1,089
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/39	3,000	2,581
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	1,000	1,081
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	6,000	4,897
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,200	1,281
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	3,400	3,577
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	3,000	3,146
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/43	4,650	4,851
Indiana Finance Authority Water Revenue	4.000%	2/1/38	1,065	1,069
Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	502
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,130	1,117
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	6,920	6,715
Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,465	1,542
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,660
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,118
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,677
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,239
Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,474
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,144
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,354
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	6,552
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	16,000	16,144
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,217
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	20,272
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,359
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	12,587
Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,479
Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	673
Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	681
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,354
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,259
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	10,374
Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	4,646
Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/33	1,000	1,041
Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.500%	3/1/38	2,400	2,536
Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.750%	3/1/43	3,390	3,542
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/31	2,110	2,221
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/32	1,035	1,088
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/33	1,530	1,603
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/34	2,450	2,561
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/35	1,945	2,029
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/36	3,510	3,650
Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/37	3,700	3,837

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/38	2,350	2,321
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/41	3,000	3,387
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/42	2,500	2,812
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,875	2,101
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,020
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/37	1,500	1,514
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	4,973
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	22,500	22,136
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/40	2,630	2,520
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/42	1,795	1,892
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/43	2,420	2,542
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/44	2,000	2,094
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,222
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,693
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,616
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,433
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,294
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	7,757
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	7,914
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	2,000	2,182
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,300	2,504
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	425	455
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/40	1,250	1,333
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/41	1,950	2,053
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	1,500	1,565
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/42	5,000	5,237
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/39	600	646
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/41	1,000	1,059
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/42	1,215	1,277
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/43	1,180	1,234
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/44	2,200	2,293
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/40	1,150	1,229
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	4,075	4,294
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/44	2,260	2,356
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,617
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,275
	Rockport IN Industrial Revenue (IN MI Power Co. Project)	2.750%	6/1/25	13,000	12,975
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	306
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	204
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	204
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	712
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,197
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	2,006
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,558
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,081
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,184
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,307
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,000	1,077
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,170	1,267
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	615	666
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	635	691
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/32	1,100	1,203
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/32	1,500	1,640
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,125	1,235
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/33	775	853
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,000	1,104
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,400	1,545
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/34	1,600	1,770
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	1,275	1,416
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	1,685	1,872
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/41	1,750	1,874
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/41	2,500	2,676
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	3,050	3,220
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	4,200	4,434
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/44	1,000	1,050
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/44	1,250	1,312
					779,556

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa (0.2%)
[1]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	4.000%	6/1/42	5,045	4,777
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	4,272
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	6,109
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	6,193
	Iowa City Community School District GO	3.000%	6/1/31	3,840	3,616
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,580
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/38	1,305	1,222
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	2,210	2,240
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	2,850	2,782
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	4.000%	12/1/32	14,250	14,945
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/32	24,000	26,771
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,650	3,654
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	3,690	3,570
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	940	926
	Iowa Finance Authority Revenue	4.650%	7/1/43	3,000	2,991
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	768
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,228
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,296
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	1,905
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,028
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,123
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,230
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,564
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,684
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,814
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	2,945
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,705	1,790
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	800	846
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,300	2,426
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,330	2,453
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,272
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	425	418
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,505	2,447
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,310	3,210
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,800	3,658
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	1,904
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	4,000	3,773
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,040	980
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	939
	University of Iowa Facilities Corp. College & University Revenue	5.000%	6/1/44	1,090	1,131
	Waukee Community School District GO	3.000%	6/1/31	4,700	4,447
	Waukee Community School District GO	3.000%	6/1/32	4,840	4,503
					144,430
Kansas (0.2%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,549
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,083
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,067
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,055
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	5,782
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,087
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,577
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	2,797
[3]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/36	600	638
[3]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	2,250	2,334
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,005
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,160
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,839
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	596
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	495
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	491
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	487
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	483
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	623
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/31	2,500	2,765
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/35	2,250	2,257
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	8,000	8,601
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	10,180
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/41	2,500	2,671

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/42	2,500	2,652
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/43	4,050	4,271
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	11,860	12,895
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	1,360	1,426
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,849
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/42	3,820	3,976
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	456
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	330
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	354
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	902
[4]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	795	822
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	3.125%	4/1/36	1,000	910
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	95	92
[3]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/40	1,080	1,132
[3]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/42	1,000	1,038
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,048
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,610
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,337
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,507
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,283
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	5,518
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,442
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/36	1,500	1,628
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/37	2,000	2,161
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/38	1,755	1,879
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/40	1,750	1,854
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/42	3,000	3,150
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	3,770	3,973
[1]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/44	3,905	4,064
[1]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/45	3,350	3,477
					142,658
Kentucky (1.7%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	617
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	275
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	391
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,395	1,420
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	456
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,290	1,248
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	957
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	445
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	356
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/26	2,270	2,287
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/27	2,460	2,483
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/28	1,260	1,270
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,000	1,007
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	10,804
	Daviess County School District GO	5.000%	2/1/36	1,195	1,292
	Hardin County School District GO	5.000%	6/1/35	2,680	2,937
	Hardin County School District GO	5.000%	6/1/36	2,830	3,084
	Hardin County School District GO	5.000%	6/1/37	2,970	3,221
	Hardin County School District GO	5.000%	6/1/38	3,115	3,359
	Hardin County School District GO	5.000%	6/1/39	2,770	2,970
	Hardin County School District GO	4.000%	6/1/42	4,040	3,738
	Hardin County School District GO	4.000%	6/1/43	8,485	7,772
	Hardin County School District GO	4.000%	6/1/44	1,450	1,317
	Jefferson County KY Board of Education GO	4.000%	9/1/34	2,535	2,570
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/36	3,600	3,828
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	191
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	235
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	238
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	194
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/35	29,660	31,953
[6]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/35	4,000	4,357
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	1,905
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,341
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,420
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,435
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,455
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	1,932

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,792
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,785
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/43	4,920	4,956
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,096
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,240
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,395
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,559
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	3,725
[10]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,776
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,149
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,834
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,106
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	2,952
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,115
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,784
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,028
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,538
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,313
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,113
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,775
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,628
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,552
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,170
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	4,834
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,911
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,334
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/40	6,580	6,664
[4,5]	Kentucky Housing Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	8,075	8,075
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,552
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,444
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,035
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,016
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,534
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	2,891
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,228
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,132
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,001
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,101
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,256
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,503
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	5,982
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,449
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,413
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/32	3,090	3,251
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/32	6,340	6,658
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,520	63,692
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	40,255	40,180
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/29	148,770	156,182
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	95,810	99,500
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	92,730	92,259
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	90,895	96,574
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	122,460	128,231
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,334
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	2,872
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,088
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,084
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,040
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,360
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,127
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,241
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/32	1,270	1,401
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/33	1,350	1,496
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/36	1,690	1,852
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/37	1,400	1,520
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/38	1,125	1,212
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/39	1,250	1,336
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/43	2,590	2,791
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	2,330	2,197
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/42	1,805	1,899
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,975	1,815

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/30	835	907
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/31	1,565	1,711
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/32	2,440	2,690
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/33	2,005	2,221
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/34	5,830	6,485
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/35	3,200	3,562
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/36	4,500	4,970
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/41	5,500	5,830
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/42	7,000	7,362
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/43	6,500	6,791
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/44	5,500	5,713
[7]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/33	8,000	8,839
[7]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/34	8,000	8,884
[7]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/35	6,000	6,676
[7]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/36	5,170	5,763
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,133
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/44	2,000	1,510
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	0.900%	9/1/26	3,560	3,402
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	8,290	8,473
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	2.000%	10/1/33	21,500	17,443
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	15,867
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	800	852
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,895	5,903
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	6,782
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	700	741
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,225	1,288
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,125	2,216
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,315	2,393
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	4,000	3,742
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,027
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,320	6,664
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	19,640	20,757
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/41	2,000	1,283
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,250	1,232
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	14,025
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	12,872
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,674
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,175
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,059
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	1,001
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,454
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	15,066
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,524
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,610
	University of Kentucky College & University Revenue	4.000%	4/1/42	10,000	9,464
	University of Kentucky College & University Revenue	4.000%	4/1/43	9,610	9,052
[3]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,335
[1,7]	University of Louisville College & University Revenue	5.000%	9/1/35	1,345	1,495
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,300	1,382
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	1,750	1,850
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	2,000	2,099
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,443
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,565	1,620
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	4,000	4,117
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,815	1,859
					1,257,976
Louisiana (0.9%)
[4,5]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	17,306	17,306
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	8,906
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	7,528
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	11,357
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/34	1,500	1,542
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/36	2,000	2,047
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,512
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	976
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,046
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	827
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,549

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/36	525	573
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/37	500	541
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/38	625	671
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/39	765	812
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/42	1,000	948
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,225	4,401
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	4,721
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	3,665	4,003
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	5,055	5,564
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	5,615	6,220
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,760	2,273
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/41	1,500	1,591
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/44	1,025	944
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	25,000	25,000
	Louisiana GO	5.000%	2/1/27	5,325	5,499
	Louisiana GO	5.000%	2/1/28	5,000	5,247
	Louisiana GO	5.000%	2/1/30	9,000	9,705
[7]	Louisiana GO	5.000%	6/1/32	3,925	4,334
	Louisiana GO	5.000%	2/1/33	6,000	6,658
[7]	Louisiana GO	5.000%	6/1/33	2,250	2,504
	Louisiana GO	5.000%	2/1/34	7,000	7,830
[7]	Louisiana GO	5.000%	6/1/34	3,555	3,981
[7]	Louisiana GO	5.000%	6/1/35	2,625	2,949
[7]	Louisiana GO	5.000%	6/1/36	5,000	5,570
[7]	Louisiana GO	5.000%	6/1/37	7,015	7,757
[7]	Louisiana GO	5.000%	6/1/40	6,840	7,411
	Louisiana GO	4.000%	5/1/41	1,100	1,052
[7]	Louisiana GO	5.000%	6/1/41	2,195	2,365
[7]	Louisiana GO	5.000%	6/1/42	5,000	5,357
[7]	Louisiana GO	5.000%	6/1/43	6,000	6,388
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Ridge Common Project)	4.500%	7/1/42	4,804	4,790
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,659
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,290
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,196
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/32	7,660	7,247
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	400	425
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	940	1,011
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/31	1,100	1,197
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	5,180	5,315
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/32	1,750	1,922
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	5,875	6,018
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/33	1,770	1,953
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	13,760	14,071
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	8,940	9,122
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	27,020	27,499
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	44,245	44,907
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	11,935	12,081
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/40	2,465	2,630
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/41	1,500	1,587
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,702
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,878

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,422
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,183
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	11,502
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,638
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,578
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,340
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,587
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,711
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	2,845
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	2,980
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Miscellaneous Revenue	4.250%	8/15/34	23,750	23,141
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,455	10,478
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	5,020	5,007
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,215	4,200
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/30	2,500	2,651
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/33	4,515	4,820
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/35	775	835
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/38	250	265
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	4/1/39	4,000	3,933
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	4/1/40	2,000	1,944
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	2,885
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,544
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,033
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,404
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,128
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	6,856
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,126
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	1,310	1,311
[6]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/31	1,250	1,371
[6]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/33	1,350	1,496
[6]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/34	1,300	1,445
[6]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/35	1,150	1,262
[6]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/40	2,000	2,127
[6]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	2,000	2,109
[6]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/42	2,100	2,204
[6]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	2,375	2,480
[6]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/44	2,000	2,082
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/37	2,000	2,142
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,500	1,596
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/39	3,000	3,176
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/40	2,250	2,370
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/41	5,250	5,494
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/28	1,825	1,921
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/33	1,000	1,035
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/34	1,280	1,322
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/35	1,480	1,524
	New Orleans LA GO	5.000%	12/1/38	3,430	3,572
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/32	1,475	1,644
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/33	2,285	2,559
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/34	1,900	2,135
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/35	3,000	3,346
[6]	Shreveport LA GO	5.000%	3/1/41	1,000	1,042
[6]	Shreveport LA GO	5.000%	3/1/44	1,250	1,284
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,025
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,814
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,204

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	2,900	3,006
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,032
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	3,935	4,038
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,118
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/31	2,535	2,671
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/32	3,310	3,504
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/35	7,415	7,861
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	11,825	11,602
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	17,879
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	13,425	13,453
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	35,600	35,005
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/37	1,000	1,012
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,591
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	2,515	2,449
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	3,385	3,268
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	4,090	3,916
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	1,775	1,677
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	1,755	1,634
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/40	4,250	3,184
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	1,485	1,347
					658,340
Maine (0.1%)
	Bar Harbor ME GO	5.000%	9/1/40	900	983
	Bar Harbor ME GO	5.000%	9/1/42	425	457
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	928
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/39	3,065	2,986
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/40	1,685	1,616
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/41	3,330	3,165
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	371
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	361
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	370
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	477
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/39	4,000	4,264
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/40	2,250	2,392
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,270	1,346
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	707
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,576
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	658
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,063
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	605
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,060
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,381
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,058
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	533
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,312
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,054
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,765	1,767
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	344
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,395
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,143
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,434
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,473
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	342
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,513
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,940
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,623
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	286
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/40	1,000	1,079
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,000	887
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,349
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,050

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	1,926
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	2,935
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	5,907
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,323
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,087
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,097
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,539
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.300%	11/15/46	425	269
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	1,095	1,095
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,524
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,821
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,066
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	454
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	860
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	735
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	654
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	989
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,028
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,130
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,736
					85,523
Maryland (1.1%)
	Anne Arundel County MD GO	5.000%	4/1/27	1,070	1,112
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,091
	Baltimore County MD GO	4.000%	3/1/34	2,650	2,682
	Baltimore County MD GO	4.000%	3/1/35	7,845	7,918
	Baltimore County MD GO	5.000%	7/1/42	8,030	8,657
	Baltimore County MD GO	5.000%	2/1/43	2,395	2,568
	Baltimore County MD GO	5.000%	7/1/43	8,440	9,047
	Baltimore County MD GO	5.000%	7/1/44	1,930	2,059
	Baltimore County MD GO	5.000%	2/1/45	2,355	2,504
	Baltimore County MD GO	5.000%	7/1/45	1,795	1,908
	Baltimore County MD GO	5.000%	7/1/46	1,885	1,996
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	183
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	205
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	285
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	189
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	187
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	236
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	244
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	264
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	544
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	271
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	4.875%	6/1/42	875	849
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/33	1,020	1,042
[13]	Freddie Mac Pool	3.650%	12/1/37	16,316	15,474
[13]	Freddie Mac Pool	3.600%	1/1/41	7,453	6,806
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.250%	7/1/29	895	845
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,015
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,023
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,048
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,010
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	938
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,322
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,403
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,634
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/42	6,985	6,810
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/41	3,005	2,418
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/29	4,805	4,770
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,000	1,046
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/41	9,000	6,110
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/44	7,335	7,132
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	775	775
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	790	811
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	15,900	15,518
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	27,492
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/30	3,000	3,060
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	30,042
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/33	5,000	4,396

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	17,260	15,606
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/33	1,880	1,983
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	1,100	1,142
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/37	600	619
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/38	500	512
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/39	500	508
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/43	2,500	2,645
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/28	300	310
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/29	300	312
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/30	300	314
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/31	565	595
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,028
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,382
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,067
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	1,915
Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,289
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,035	982
Maryland GO	5.000%	8/1/26	39,710	40,750
Maryland GO	5.000%	8/1/26	20,000	20,524
Maryland GO	5.000%	8/1/27	8,165	8,540
Maryland GO	5.000%	6/1/28	10,000	10,616
Maryland GO	5.000%	8/1/28	4,500	4,687
Maryland GO	3.250%	8/1/30	9,000	8,917
Maryland GO	3.500%	3/15/32	10,000	9,961
Maryland GO	5.000%	3/15/37	25,000	27,458
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/42	2,035	2,058
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/43	2,320	2,337
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	363
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	414
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	700	668
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	397
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	456
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	428
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	1,515	1,323
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	211
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	240
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	5,833
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,480
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	575
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	166
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,306
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,577
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	432
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	297
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,231
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	861
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,626
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,062
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,011
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,653
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	959
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,002
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	2,565	2,495
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	1,929
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,603
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,616
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,478
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	6,435	6,236
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	696

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,299
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,830	13,903
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	5,489
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,371
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	2,992
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	870	797
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,115	2,846
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	4,725	5,114
[2,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.160%	7/1/41	71,415	71,415
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/27	460	477
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/28	1,350	1,419
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/29	1,510	1,610
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/32	3,000	3,304
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/33	2,000	2,231
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/34	2,250	2,517
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/35	2,285	2,301
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/35	1,990	2,006
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/35	2,635	2,924
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/37	4,350	4,321
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/37	1,010	1,003
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/38	4,830	4,760
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/39	3,500	3,438
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/39	4,300	4,223
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/40	3,185	3,078
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/41	4,100	4,360
	Maryland Stadium Authority Appropriations Revenue	3.000%	6/1/42	11,455	8,995
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/42	4,755	5,022
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/43	5,360	5,629
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/44	4,000	4,180
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/45	7,000	7,264
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	5,328
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,291
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	7,308
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	6,350
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	7,855
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	6,963
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	1,929
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	2,280	2,257
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	3,918
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/40	3,000	3,232
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/41	5,000	5,347
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/42	5,000	5,306
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/43	1,500	1,584
[15]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/34	10,000	9,874
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	5.000%	1/1/43	1,410	1,462
	Montgomery County MD GO	3.000%	11/1/36	16,000	14,310
	Montgomery County MD GO	5.000%	8/1/37	10,100	10,946
	Montgomery County MD GO	3.000%	11/1/38	5,000	4,309
	Montgomery County MD GO	4.000%	8/1/40	11,250	11,071
	Prince George's County MD COP	5.000%	10/1/43	4,500	4,586
	Prince George's County MD GO	5.000%	7/15/26	22,685	23,248
	Prince George's County MD GO	4.000%	7/15/30	7,500	7,648
	Prince George's County MD GO	4.000%	7/15/31	1,000	1,027
	Prince George's County MD GO	3.000%	7/15/33	14,000	13,187
	Prince George's County MD GO	5.000%	8/1/41	4,400	4,779
	Prince George's County MD GO	5.000%	8/1/44	6,945	7,411
	Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/27	3,510	3,495
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,024
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,147
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	965	968
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	770	772
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/28	1,100	1,107
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	500	503
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/30	935	940
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	535	536
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	750	752
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/35	1,000	992
	University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	6,657
	University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,114

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	5,277
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	7,000	7,162
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,265	14,376
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/41	10,220	10,052
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/41	1,020	1,003
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/43	11,050	10,606
					864,917
Massachusetts (1.7%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	985
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	998
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	20,299
	Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	10,303
	Commonwealth of Massachusetts GO	5.000%	7/1/28	14,520	15,413
	Commonwealth of Massachusetts GO	5.000%	9/1/28	6,935	7,381
	Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	10,450
	Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,395
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,080	1,177
	Commonwealth of Massachusetts GO	5.000%	7/1/30	8,000	8,019
	Commonwealth of Massachusetts GO	5.000%	10/1/30	51,030	55,938
	Commonwealth of Massachusetts GO	5.000%	10/1/31	11,400	12,653
	Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	21,339
	Commonwealth of Massachusetts GO	5.000%	5/1/34	1,300	1,473
	Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	7,218
	Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	24,411
	Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	6,608
	Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,571
	Commonwealth of Massachusetts GO	5.000%	5/1/37	1,300	1,420
	Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	10,380
	Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	20,477
	Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	5,170
	Commonwealth of Massachusetts GO	5.000%	5/1/39	1,200	1,295
	Commonwealth of Massachusetts GO	3.000%	7/1/39	4,010	3,414
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,500	3,805
	Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	2,118
	Commonwealth of Massachusetts GO	5.000%	5/1/40	1,250	1,341
	Commonwealth of Massachusetts GO	5.000%	5/1/40	1,000	1,033
	Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	9,038
	Commonwealth of Massachusetts GO	5.000%	1/1/41	4,750	5,094
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	5,572
	Commonwealth of Massachusetts GO	5.000%	3/1/41	7,840	8,417
	Commonwealth of Massachusetts GO	5.000%	5/1/41	2,500	2,664
	Commonwealth of Massachusetts GO	5.000%	5/1/41	1,800	1,935
	Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	2,080
	Commonwealth of Massachusetts GO	5.000%	11/1/41	5,000	5,374
	Commonwealth of Massachusetts GO	5.000%	1/1/42	6,190	6,595
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	5,758
	Commonwealth of Massachusetts GO	5.000%	5/1/42	5,390	5,708
	Commonwealth of Massachusetts GO	5.000%	5/1/42	3,000	3,203
	Commonwealth of Massachusetts GO	5.000%	11/1/42	5,000	5,338
	Commonwealth of Massachusetts GO	5.000%	12/1/42	5,000	5,355
	Commonwealth of Massachusetts GO	5.000%	3/1/43	10,850	11,506
[7]	Commonwealth of Massachusetts GO	5.000%	4/1/43	3,000	3,199
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,185	1,249
	Commonwealth of Massachusetts GO	5.000%	5/1/43	2,000	2,107
	Commonwealth of Massachusetts GO	5.000%	5/1/43	5,000	5,307
	Commonwealth of Massachusetts GO	5.250%	9/1/43	18,000	18,562
	Commonwealth of Massachusetts GO	5.000%	11/1/43	21,825	22,834
	Commonwealth of Massachusetts GO	5.000%	11/1/43	14,000	14,861
	Commonwealth of Massachusetts GO	5.000%	3/1/44	8,560	9,034
[7]	Commonwealth of Massachusetts GO	5.000%	4/1/44	1,750	1,856
	Commonwealth of Massachusetts GO	5.000%	5/1/44	2,500	2,641
	Commonwealth of Massachusetts GO	5.000%	11/1/44	2,500	2,641
	Commonwealth of Massachusetts GO	5.000%	12/1/44	7,085	7,505
[7]	Commonwealth of Massachusetts GO	5.000%	4/1/45	1,535	1,622
	Commonwealth of Massachusetts GO	5.000%	5/1/45	4,000	4,211
	Commonwealth of Massachusetts GO	5.000%	7/1/45	19,050	19,566
	Commonwealth of Massachusetts GO	5.000%	5/1/47	5,355	5,590
[4]	Commonwealth of Massachusetts GO TOB VRDO	2.600%	5/1/25	9,495	9,495
[10]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	30,352

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	9,807
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	620
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/35	8,450	8,829
[4]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	2.470%	5/1/25	800	800
	Lowell MA GO	4.000%	8/1/37	1,695	1,694
	Lowell MA GO	3.000%	9/1/37	2,400	2,084
	Lowell MA GO	3.000%	9/1/38	2,490	2,123
	Lowell MA GO	3.000%	9/1/39	2,000	1,671
	Lowell MA GO	4.000%	8/1/41	2,000	1,941
	Lynn MA GO	3.000%	9/1/45	3,060	2,338
	Marblehead MA GO	2.000%	7/15/41	1,255	853
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	235	236
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	255	256
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	5,500	6,157
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,375	16,220
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	2,100	2,263
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	15,515	17,634
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	2,842
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	700	773
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,890	11,237
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	3,761
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,133
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	5,999
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	820	899
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	800	877
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,128
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,155
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,096
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	9,001
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,500	1,624
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	3,250	3,194
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	3,685	3,886
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	8,140	8,541
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,000	9,411
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	7,000	7,292
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,565	1,621
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/37	325	357
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/38	300	327
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	550	593
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	700	745
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	65
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	801
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	170	172
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	180	184
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	180	185
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,352
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,290
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	190	197
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	203
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,484
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	200	211
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	415	433
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,580	1,595
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,048
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	250	265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	430	448
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	775	786
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	500	531
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	870	877
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	515	522
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	775	783
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	3,175	3,179
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,100	1,107
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,525	1,519
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	410	437
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	1,900	1,653
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,178
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	500	531
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	20,000	20,318
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	1,000	998

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/37	600	634
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	945	938
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/38	610	655
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/38	550	542
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/39	770	822
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	5,060	4,442
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	1,975
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,680	1,598
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	566
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/40	535	567
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	16,000	17,864
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	5,775	5,780
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	450	470
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	1,000	992
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	1,075	981
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	3,290	3,119
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	3,500	3,147
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/32	23,160	25,419
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/35	37,665	42,159
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,769
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,018
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	499
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,305
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	8,388
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,078
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,230	1,274
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,436
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	184
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	564
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/29	900	899
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	213
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	699
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	2,505	2,716
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,417
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	2,635	2,878
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	3,779
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,727
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	332
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	32,680	35,450
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	17,605
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	504
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	2,770	3,041
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,714
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,417
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	346
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	605
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,092
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,910	3,207
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,500
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,486
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,039
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	313
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,710	5,761
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	27,335	29,431
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	627
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	1,884
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	5,648
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,282
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	216
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,370	6,895
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,311
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,049
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	5,809
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,000
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,555	4,590
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,080
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,120	1,130
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,200	1,196

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	280
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	5,000	5,104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/41	28,300	26,553
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,900	1,660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,030	2,126
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/42	4,000	4,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,160	2,246
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/43	3,000	3,098
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/44	4,000	4,109
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/45	2,500	2,529
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/45	2,500	2,563
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	1.000%	8/15/31	4,205	4,461
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/28	345	364
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/29	645	689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/30	675	730
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/29	2,500	2,690
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	1,375	1,486
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/30	815	881
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/34	500	490
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/44	710	704
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/29	2,365	2,306
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/30	2,485	2,408
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/32	2,000	1,902
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/33	1,955	1,836
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/38	5,000	4,510
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (UMass Dartmouth Student Housing Program)	5.000%	10/1/28	1,255	1,234
[15]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,000	7,045
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/35	185	209
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/36	250	281
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/39	360	398
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/40	975	1,071
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/42	775	840
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/43	475	512
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	5,531
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,770	5,756
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	12,060	12,155
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/29	3,005	2,975
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/29	7,740	7,697
[15]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/45	2,000	1,523
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,090	2,049
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,007
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,471
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,500
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,112
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	4,987
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	2,974
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,654
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	28,685	28,749
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	14,250	14,534
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	9,759
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	40,000	40,000
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	10,785
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	14,244
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	3,792
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	835
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,619
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	1,000	1,036
[3]	Worcester MA GO	4.000%	2/15/39	1,805	1,793
[3]	Worcester MA GO	4.000%	2/15/41	2,460	2,394
					1,319,597

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan (2.4%)
[17]	Allegan Public School District GO	5.000%	5/1/39	1,075	1,124
[17]	Allegan Public School District GO	5.000%	5/1/41	2,330	2,412
[17]	Allegan Public School District GO	5.000%	5/1/42	2,435	2,508
[17]	Allegan Public School District GO	5.000%	5/1/43	1,270	1,307
[17]	Alpena MI Public Schools GO	4.375%	5/1/47	1,000	975
	Ann Arbor School District GO	5.000%	5/1/38	1,000	1,068
[17]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	2,967
[17]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,524
[17]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,111
[17]	Berkley School District GO	5.000%	5/1/40	450	483
[17]	Berkley School District GO	5.000%	5/1/41	775	821
[17]	Berkley School District GO	5.000%	5/1/42	1,050	1,106
[17]	Berkley School District GO	5.000%	5/1/43	1,470	1,540
[17]	Berkley School District GO	5.000%	5/1/44	3,020	3,153
	Bloomfield Hills School District GO	5.000%	5/1/40	1,100	1,169
	Bloomfield Hills School District GO	5.000%	5/1/42	550	577
	Bloomfield Hills School District GO	5.000%	5/1/43	500	522
[17]	Chippewa Valley Schools GO	5.000%	5/1/25	755	755
[17]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,012
[17]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,819
[17]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	2,986
[17]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,087
[17]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	2,970
[17]	Chippewa Valley Schools GO	5.000%	5/1/35	800	805
[17]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,452
[17]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,591
[3,17]	Detroit City School District GO	5.250%	5/1/27	1,210	1,259
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	3,250	3,530
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	3,000	3,283
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/41	3,250	3,401
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/42	2,000	2,079
	Detroit MI GO	5.000%	4/1/32	800	850
	Detroit MI GO	5.000%	4/1/33	1,525	1,615
	Detroit MI GO	5.000%	4/1/34	400	422
	Detroit MI GO	5.000%	4/1/36	1,800	1,882
	Detroit MI GO	5.000%	4/1/36	2,750	2,799
	Detroit MI GO	5.500%	4/1/36	435	461
	Detroit MI GO	5.000%	4/1/37	1,000	1,041
	Detroit MI GO	5.000%	4/1/39	1,900	1,960
	Detroit MI GO	5.500%	4/1/40	680	710
	Detroit MI GO	6.000%	5/1/43	475	517
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/32	2,000	2,186
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/33	2,000	2,196
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/34	1,750	1,883
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/35	2,000	2,138
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/36	1,000	1,061
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/37	1,800	1,899
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/38	2,000	2,100
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/39	1,500	1,570
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,147
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,048
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	1,977
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,406
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,353
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,656
[17]	East Lansing School District GO	5.000%	5/1/28	695	719
[17]	East Lansing School District GO	5.000%	5/1/29	500	517
[17]	East Lansing School District GO	5.000%	5/1/30	615	636
[17]	East Lansing School District GO	5.000%	5/1/31	1,955	2,019
[17]	East Lansing School District GO	5.000%	5/1/33	755	777
[17]	East Lansing School District GO	5.000%	5/1/34	1,540	1,584
[17]	East Lansing School District GO	5.000%	5/1/36	1,125	1,153
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,277
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	2,900	2,959
[3,17]	Fenton Area Public Schools GO	4.000%	5/1/42	2,320	2,170
[3,17]	Fenton Area Public Schools GO	4.000%	5/1/43	2,410	2,234
[3,17]	Fenton Area Public Schools GO	4.000%	5/1/45	2,580	2,387
[17]	Galesburg-Augusta Community Schools GO	3.000%	5/1/39	1,000	841
	Grand Rapids MI GO	5.000%	4/1/41	590	629

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand Rapids MI GO	5.000%	4/1/42	1,560	1,645
	Grand Rapids MI GO	5.000%	4/1/43	1,090	1,144
	Grand Rapids MI GO	5.000%	4/1/44	855	896
[3]	Grand Rapids Public Schools GO	5.000%	5/1/39	750	807
[3]	Grand Rapids Public Schools GO	5.000%	5/1/40	1,050	1,123
[3]	Grand Rapids Public Schools GO	5.000%	5/1/41	1,200	1,273
[3]	Grand Rapids Public Schools GO	5.000%	5/1/42	1,225	1,291
[3]	Grand Rapids Public Schools GO	5.000%	5/1/43	1,700	1,784
[3]	Grand Rapids Public Schools GO	5.000%	5/1/44	1,450	1,517
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	24,382
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,698
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	2,833
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,444
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,550
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	3,240	3,500
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	4,465	4,880
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,735
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,400	1,503
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	5,660	6,154
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/39	4,275	4,634
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,100	1,184
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,000	1,076
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/40	8,565	9,259
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/41	1,145	1,221
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/41	7,000	7,536
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/42	1,200	1,272
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	1,025	1,080
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	17,231
[3]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,761
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	34,889
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	64,764
[4]	Great Lakes Water Authority Water Revenue TOB VRDO	2.600%	5/1/25	7,000	7,000
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	940
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,234
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,014
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	6,865
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	15,000
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,157
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	9,330
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	900
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,412
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	802
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,471
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,043
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	991
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,533
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	3,145	3,425
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,320	6,854
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,602
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	795
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,678
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,500	1,639
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,054
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,750
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,087
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,050
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,834
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/39	2,750	2,986
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	1,914
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	600	646
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/40	4,390	4,751
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/41	700	747
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/41	4,415	4,759
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/42	1,015	1,076
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/42	3,295	3,532
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/43	1,325	1,397
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,850	1,896
[17]	Greenville MI Public Schools GO	3.000%	11/1/34	2,545	2,305
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,708
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,405

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,348
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,034
[7,17]	Howell Public Schools GO	5.000%	5/1/34	1,000	1,108
[7,17]	Howell Public Schools GO	5.000%	5/1/35	1,330	1,472
[7,17]	Howell Public Schools GO	5.000%	5/1/37	1,740	1,889
[7,17]	Howell Public Schools GO	5.000%	5/1/40	1,400	1,494
[7,17]	Howell Public Schools GO	5.000%	5/1/41	1,655	1,751
[7,17]	Howell Public Schools GO	5.000%	5/1/42	3,100	3,249
[7,17]	Howell Public Schools GO	5.000%	5/1/43	2,135	2,226
[7,17]	Howell Public Schools GO	5.000%	5/1/44	1,495	1,553
[17]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,401
[17]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,056
[17]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,152
[17]	Hudsonville Public Schools GO	4.000%	5/1/35	560	559
[17]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,026
[17]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,025
[17]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,441
[17]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,037
[17]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,038
[17]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,271
	Huntington Woods MI GO	3.000%	10/1/40	1,440	1,178
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,504
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	3,682
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	3,746
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	3,758
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	1,940
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,703
[3]	Kalamazoo Public Schools GO	5.000%	5/1/42	1,125	1,158
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,008
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,158
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,050
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,058
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,196
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,168
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/32	1,000	1,107
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/33	1,000	1,113
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/34	1,100	1,229
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/35	1,535	1,682
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/36	1,110	1,212
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/37	2,000	2,168
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/38	1,750	1,892
[17]	Lake Orion Community School District GO	4.000%	5/1/30	575	594
[17]	Lake Orion Community School District GO	4.000%	5/1/31	400	414
[17]	Lake Orion Community School District GO	4.000%	5/1/33	600	611
[17]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,027
[17]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,539
[17]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,507
[17]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	3,995
[17]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,201
[17]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	1,070
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/34	310	345
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/35	275	307
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/36	850	941
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/37	1,250	1,374
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/38	1,700	1,854
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/39	1,300	1,410
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/40	1,700	1,830
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/41	1,900	2,029
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/42	1,555	1,648
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/43	2,875	3,029
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/44	1,000	1,048
[17]	L'Anse Creuse Public Schools GO	5.000%	5/1/45	1,370	1,430
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	3,265	3,313
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/40	2,750	2,961
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/41	2,000	2,137
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/42	2,930	3,114
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/43	3,750	3,969
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/44	3,000	3,164
[3]	Lansing MI GO	4.000%	6/1/39	3,570	3,390
[3]	Lansing MI GO	4.000%	6/1/40	1,000	950

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,17]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,291
[3]	Livonia Public Schools GO	5.000%	5/1/42	4,395	4,545
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,610	1,667
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,645	1,697
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,540	2,616
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,030	2,088
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,835	1,881
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	3,500	3,512
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,161
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,023
[17]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,328
[17]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,334
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	7,920
	Michigan (Environmental Program) GO	3.000%	5/15/39	1,440	1,251
	Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	727
	Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	659
	Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	276
	Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	729
	Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	760
	Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,192
	Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,044
	Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,236
	Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	976
	Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,012
	Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,017
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,065
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,354
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,534
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,633
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,020
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	415
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	425
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	858
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	887
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	912
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	913
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	361
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	503
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	562
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	571
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	552
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,001
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,124
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,127
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	871
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	2,895
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,157
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,525	1,589
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,361
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,001
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,461
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	4,662
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,016
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,015
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,600	1,686
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,583
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	3,868
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	12,990
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,658
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/31	1,000	1,061
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,394
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	12,494
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/32	1,475	1,571
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,728
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/33	1,000	1,066
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/33	1,000	1,067
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,068
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/34	1,000	1,068
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/34	1,000	1,082

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,098
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	7,912
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,271
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,330
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	9,791
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	9,006
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,570	5,755
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	7,798
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,217
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,158
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,194
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/37	1,800	1,920
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	8,636
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	12,103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	10,495
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,715	1,662
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	8,761
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	12,230
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/39	1,850	1,950
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	8,579
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/41	1,100	1,151
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	5,100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/43	1,375	1,427
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	6,990	6,360
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/26	1,320	1,342
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/33	2,030	2,052
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/34	2,125	2,141
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/35	2,005	2,016
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/26	2,310	2,374
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/27	1,320	1,379
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/30	2,200	2,303
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/31	1,020	1,063
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/32	1,225	1,275
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/33	1,095	1,136
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/34	1,440	1,490
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/35	1,525	1,574
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/36	2,045	2,106
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/37	2,515	2,581
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/38	2,110	2,158
[1,4]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	2.600%	5/1/25	21,600	21,600
[4]	Michigan Finance Authority Revenue PUT	3.875%	2/1/28	30,000	30,005
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,353
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,002
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,125
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,506
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,008
[3]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,507
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	507
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,778
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,453
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,250	3,388
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	2,000	1,958
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,286
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,570	1,515
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	4,024
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	4,630	4,371
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	4,992
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,750	3,460
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	7,581
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	5,783

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,288
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	702
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,002
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	852
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,006
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,049
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,352
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	4,629
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	10,311
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/34	3,625	3,681
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,191
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	26,781
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	24,317
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	4,681
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,054
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	13,455
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/37	1,000	1,085
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	6,693
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/38	450	486
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/41	1,000	1,060
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/43	1,025	958
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,221
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,595
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,373
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,458
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	1,924
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,126
[7]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	6,770	7,174
[7]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	7,115	7,469
[7]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,280	8,627
[7]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	8,385	8,697
[7]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,850	1,906
[7]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/45	1,765	1,814
[7]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,420	1,455
[7]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/32	6,540	6,973
[7]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/35	10,135	10,898
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	18,470	18,477
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	7,915	7,918
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	8,995	8,999
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/28	2,655	2,703
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	7,190	7,132
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	10/1/44	2,250	2,232
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	1,585	1,578
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,320	1,320
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	3,880	3,842
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/52	1,340	1,308
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	8,995	9,249
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	24,180	25,613
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	2,905	3,166
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/55	23,970	26,247
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Avon Towers Project)	4.250%	10/1/41	17,505	16,527
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,884
	Michigan State University College & University Revenue	5.000%	2/15/30	900	955
	Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,532
	Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,453
	Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,038
	Michigan State University College & University Revenue	5.000%	2/15/34	5,820	6,099
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,356
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	1,935
	Michigan State University College & University Revenue	4.000%	2/15/37	1,650	1,638
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	984
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,304
	Michigan State University College & University Revenue	5.250%	8/15/46	18,180	19,335
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,710	3,711
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,492
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,187
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,378
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	1,145	1,131
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	17,960	17,556
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	17,935	17,093

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	16,595	15,748
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	2,000	2,180
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	10,625	11,485
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	17,230	18,500
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	22,840	24,378
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	31,790	33,748
[17]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,093
[17]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,158
[17]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,231
[17]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,765
[17]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,040
[17]	Northview Public Schools GO	2.000%	11/1/32	1,780	1,437
	Northville Public Schools GO	5.000%	5/1/40	880	917
	Northville Public Schools GO	5.000%	5/1/41	1,250	1,292
	Northville Public Schools GO	5.000%	5/1/42	1,630	1,675
	Northville Public Schools GO	5.000%	5/1/43	1,000	1,026
	Oakland University College & University Revenue	5.000%	3/1/27	785	797
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,265
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,755
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,366
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,160
	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,410
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,785
	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,380
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	3,763
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,214
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,032
	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,596
	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,589
	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,661
	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,761
	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,347
	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,501
	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,663
[17]	Okemos Public Schools GO	5.000%	5/1/41	400	422
[17]	Okemos Public Schools GO	5.000%	5/1/42	1,150	1,207
[17]	Okemos Public Schools GO	5.000%	5/1/43	550	575
[17]	Okemos Public Schools GO	5.000%	5/1/44	600	625
	Plymouth-Canton Community School District GO	5.000%	5/1/42	2,325	2,432
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,227
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,476
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,162
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,724
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,319
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,557
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,857
	Rochester Community School District GO	3.000%	5/1/33	2,090	1,922
[17]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,506
[17]	Rockford Public Schools GO	5.000%	5/1/38	670	715
[17]	Rockford Public Schools GO	5.000%	5/1/39	1,730	1,826
[17]	Rockford Public Schools GO	5.000%	5/1/40	1,735	1,824
[17]	Rockford Public Schools GO	5.000%	5/1/41	3,110	3,253
[17]	Rockford Public Schools GO	5.000%	5/1/42	3,700	3,837
[17]	Rockford Public Schools GO	5.000%	5/1/43	1,300	1,344
[17]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,313
[17]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,373
[17]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,449
[17]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,016
[17]	Saginaw City School District GO	4.000%	5/1/30	1,105	1,132
[17]	Saginaw City School District GO	4.000%	5/1/36	700	698
[17]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,162
[17]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,079
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,297
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,067
	South Lyon Community Schools GO	5.000%	5/1/33	600	664
	South Lyon Community Schools GO	5.000%	5/1/34	1,000	1,108
	South Lyon Community Schools GO	5.000%	5/1/35	600	668
	Southfield MI GO	3.000%	5/1/33	2,630	2,419
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,164
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,614

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,445
	University of Michigan College & University Revenue	5.000%	4/1/36	1,260	1,331
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,030	4,179
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	5,090	5,279
[17]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,298
[17]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,520
[17]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,416
[17]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,466
[17]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,709
[17]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,482
[17]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,444
	Warren MI GO	5.000%	11/1/41	1,300	1,384
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,481
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,560
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	874
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,509
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	695
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,787
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,528
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	684
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	859
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	813
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,316
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	786
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	2,932
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,190
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,398
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,606
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	802
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	3,879
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	661
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,305
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	653
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,081
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	910
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	617
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,124
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,123
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,711
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,761
	West Ottawa Public Schools GO	5.000%	5/1/44	1,700	1,775
[3]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	213
[3]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	237
[3]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	430
[3]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	216
[3]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	629
[3]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	267
[3]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	637
[3]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	636
[3]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	212
[3]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	422
[3]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	631
[3]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	262
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	424
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	209
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	522
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	234
[3]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	415
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	3,867
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	3,916
[17]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	3,970
[1]	Zeeland Public Schools GO	5.000%	5/1/43	1,730	1,789
					1,802,608
Minnesota (1.0%)
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/40	1,575	1,547
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/41	1,640	1,597
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/42	1,705	1,612
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	265
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	542

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,232
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,390	2,935
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,521
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,444
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/42	1,320	1,388
[13]	Freddie Mac Pool	3.100%	2/1/40	5,915	5,194
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/36	300	323
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/37	375	402
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/39	650	691
	Goodridge Independent School District No. 561 GO	4.000%	2/1/39	1,265	1,242
	Goodridge Independent School District No. 561 GO	4.000%	2/1/40	1,315	1,289
	Goodridge Independent School District No. 561 GO	4.000%	2/1/41	1,370	1,331
	Hennepin County MN GO	5.000%	12/1/29	3,545	3,843
	Hennepin County MN GO	5.000%	12/15/33	7,000	7,411
	Hennepin County MN GO	5.000%	12/1/34	5,180	5,310
	Hennepin County MN GO	5.000%	12/15/37	11,300	11,812
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,254
	Hennepin County MN GO	5.000%	12/15/38	4,250	4,476
	Hennepin County MN GO	5.000%	12/1/41	7,005	7,527
	Mankato Independent School District No. 77 GO	4.000%	2/1/42	7,885	7,644
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,000
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,363
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,425
	Metropolitan Council GO	4.000%	3/1/41	3,080	3,038
	Metropolitan Council GO	4.000%	3/1/42	1,970	1,920
	Minneapolis MN GO	3.000%	12/1/32	30	28
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	3,730	3,650
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,000	1,877
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	19,440	20,315
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	25,030	26,514
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	12,105
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	5,583
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	608
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,489
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	709
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	569
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,065
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	650
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	665
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	930
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	891
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	955
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	953
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,244
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,404
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,425
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,626
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,017
	Minnesota (State Office Building Project) COP	5.000%	11/1/39	8,500	9,180
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,000	2,165
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,000	1,059
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	1,800	1,889
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	1,000	1,038
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	2,335	2,394
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	3,515	3,581
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	4,340	4,407
	Minnesota GO	5.000%	8/1/26	13,000	13,334
	Minnesota GO	5.000%	8/1/27	12,790	13,371
	Minnesota GO	5.000%	8/1/28	13,105	13,942
	Minnesota GO	5.000%	8/1/28	19,210	20,437
	Minnesota GO	5.000%	8/1/29	21,800	23,565
	Minnesota GO	5.000%	8/1/29	4,405	4,762
	Minnesota GO	5.000%	8/1/35	9,535	9,677
	Minnesota GO	5.000%	10/1/37	5,000	5,163
	Minnesota GO	5.000%	8/1/40	10,610	11,411
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,042
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,088
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	207
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,143
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	598

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,202
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	445
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,256
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,315
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,384
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,447
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	679
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,521
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	312
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	673
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	2,005	2,047
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/41	2,210	2,250
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/42	1,725	1,749
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/43	2,650	2,674
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/44	2,690	2,704
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,625	1,667
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	2,165	2,268
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,269
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,250
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,508
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,200
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,647
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,269
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	195	176
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	137
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	167
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	228
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	185	163
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	169
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/34	410	352
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	228
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/34	335	286
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	775	673
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/43	4,745	3,610
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/44	525	380
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	13,499	11,022
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	2,815	2,815
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,646	2,620
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/52	11,600	11,305
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	9,105	8,982
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	8,435	8,845
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	4,075	4,345
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	2,655	2,933
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/55	11,150	12,420
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/55	9,725	10,819
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	37,060	37,034
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.921%	12/1/52	17,000	16,899
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	14,595	15,174
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	11,620	12,081
	Moorhead Independent School District No. 152 GO	2.625%	2/1/39	10,025	7,904
	Moorhead Independent School District No. 152 GO	3.000%	2/1/42	2,990	2,423
	Moorhead MN Public Utility Electric Power & Light Revenue	4.000%	11/1/42	1,350	1,303
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,398
	Osseo Independent School District No. 279 GO	4.000%	2/1/38	27,755	27,666
[5]	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	2.150%	5/1/25	16,090	16,090
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/37	19,000	18,795
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/39	20,750	20,377
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/40	21,250	20,799
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/41	7,400	7,212
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	9,673
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/41	6,185	6,000
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	765	839
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	750	826
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/38	2,265	2,395
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/39	2,000	2,102
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/40	5,000	5,216
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	826
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	800
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,970	2,017
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,125

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,185
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,418
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,396
	Stillwater Independent School District No. 834 GO	5.000%	2/1/26	7,565	7,672
	University of Minnesota College & University Revenue	5.000%	9/1/39	1,120	1,144
	Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	6,855
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	3,900	3,559
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	3,601
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,063
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,714
	Westonka Independent School District No. 277 GO	4.000%	2/1/42	2,595	2,487
	Westonka Independent School District No. 277 GO	4.000%	2/1/43	910	866
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	7,465	7,103
					738,751
Mississippi (0.4%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,687
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	11,095	10,860
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,486
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,787
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	4,840
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,580
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,439
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,199
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,077
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,502
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	6,112
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	8,224
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,423
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/31	2,890	3,125
[4]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/41	1,000	785
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/29	5,545	5,880
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/30	4,090	4,383
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/31	2,590	2,801
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/32	11,500	12,550
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/29	3,000	3,181
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/30	3,000	3,215
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/31	5,000	5,407
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/32	10,000	10,913
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,136
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	4,808
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/28	775	816
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/31	1,000	1,060
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/32	1,500	1,583
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/33	1,710	1,800
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/34	870	913
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/35	1,380	1,442
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/36	1,000	1,042
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/37	665	691
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,160
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,616
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	5,727
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	5,621
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/33	1,000	1,033
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/34	4,165	4,290
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/35	3,000	3,082
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	10,737

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	11,348
Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	11,690	11,083
Mississippi GO	5.000%	10/1/29	15,080	15,701
Mississippi GO	4.000%	12/1/32	10	10
Mississippi GO	4.000%	10/1/36	4,000	3,944
Mississippi GO	4.000%	10/1/38	2,000	1,964
Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,287
Mississippi GO, Prere.	5.000%	11/1/26	2,750	2,831
Mississippi GO, Prere.	5.000%	11/1/26	3,635	3,741
Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,117
Mississippi Home Corp. Local or Guaranteed Housing Revenue	4.050%	12/1/39	9,335	9,119
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,025	1,981
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,043
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	833
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	829
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	769
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	765
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,023
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/27	1,200	1,225
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/28	3,495	3,608
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/29	1,360	1,418
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/29	1,150	1,199
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/31	2,215	2,312
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/32	1,750	1,823
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/33	1,750	1,822
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/34	2,410	2,501
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	876
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,005
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,088
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/32	260	288
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/34	300	334
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/35	375	414
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/36	500	547
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/37	750	813
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/38	750	807
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/39	800	856
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/40	1,000	1,065
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/42	1,150	1,207
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/43	1,250	1,305
Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/44	750	779
Mississippi Tobacco & Liquor Taxes Revenue	4.000%	10/1/45	1,200	1,114
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,528
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,566
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,529
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,712
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,153
				272,295
Missouri (1.0%)
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/25	1,000	995
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/26	750	740
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,027
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,031
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,434
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,540	1,575
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,070	1,092
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	764
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,510
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,628
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,610
Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,367
Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,337
Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,633

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Independence MO School District GO	3.250%	3/1/40	1,850	1,628
Independence MO School District GO	3.250%	3/1/41	2,650	2,292
Jackson County MO Reorganized School District No. 7 GO	3.000%	3/1/40	3,500	2,880
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	7,853
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	12,798
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	13,696
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	14,485
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	6,793
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	1,875
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,652
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/42	3,125	3,448
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/43	3,700	4,062
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/44	2,280	2,493
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/35	300	272
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/37	600	527
Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/42	3,983	3,958
Kansas City MO GO	5.000%	2/1/29	750	801
Kansas City MO GO	5.000%	2/1/30	800	866
Kansas City MO GO	5.000%	2/1/32	240	262
Kansas City MO GO	5.000%	2/1/33	300	329
Kansas City MO GO	5.000%	2/1/35	250	276
Kansas City MO GO	5.000%	2/1/36	400	437
Kansas City MO GO	5.000%	2/1/37	450	488
Kansas City MO GO	5.000%	2/1/40	500	531
Kansas City MO GO	5.000%	2/1/41	650	685
Kansas City MO GO	5.000%	2/1/42	800	837
Kansas City MO GO	4.000%	2/1/43	7,300	6,863
Kansas City MO GO	4.000%	2/1/43	1,350	1,273
Kansas City MO GO	4.000%	2/1/44	1,725	1,612
Kansas City MO GO	5.000%	2/1/45	450	464
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,118
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,190
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,726
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,573
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,098
Kansas City MO Sanitary Sewer System Sewer Revenue	3.000%	1/1/37	2,500	2,216
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/38	500	541
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	675	728
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,875	2,005
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/41	1,310	1,393
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,052
Kansas City MO School District COP	5.000%	4/1/33	2,000	2,200
Kansas City MO School District COP	5.000%	4/1/34	4,195	4,614
Kansas City MO School District COP	5.000%	4/1/35	4,405	4,847
Kansas City MO School District COP	5.000%	4/1/41	5,805	6,051
Kansas City MO School District COP	5.000%	4/1/42	6,100	6,302
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,231
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/34	6,295	6,980
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,016
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/35	4,000	4,450
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/36	7,940	8,775
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/37	9,080	9,962
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/38	4,250	4,628
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/39	3,005	3,253
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	3,900	4,185
Kansas City MO Special Obligation Revenue (Main Streetcar Extension Program)	5.000%	9/1/32	1,300	1,430
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/33	1,645	1,800
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/38	1,655	1,765
Kansas City MO Water Revenue	5.000%	12/1/36	2,550	2,802
Kansas City MO Water Revenue	5.000%	12/1/39	625	674
Kansas City MO Water Revenue	5.000%	12/1/41	1,200	1,281
Kansas City MO Water Revenue	5.000%	12/1/41	3,000	3,196
Kansas City MO Water Revenue	5.000%	12/1/42	1,895	2,010
Kansas City MO Water Revenue	5.000%	12/1/43	1,000	1,055
Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,855	1,902
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/37	2,000	2,123
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/38	3,355	3,543
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/39	2,150	2,265
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/40	1,250	1,311
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/41	2,025	2,107

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	4,090	4,078
Liberty Public School District No. 53 GO	5.000%	3/1/40	2,300	2,427
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/33	5,500	5,081
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,322
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,455
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,050
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,000
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	4,798
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,000
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,468
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,000
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,074
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,046
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	1,889
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,000
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	3,976
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,101
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,203
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,424
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,490
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,276
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,360	2,560
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,563
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	6,840	6,840
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	29,000	29,019
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	515
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	5,316
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	462
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,636
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,767
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	6,737
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	517
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,434
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	5,279
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	840
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,686
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	583
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	1,980	1,772
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,565	2,469
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,733
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/42	3,000	3,225
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/43	4,200	4,486
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/44	5,000	5,319
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/26	1,150	1,158
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/28	1,000	1,004
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	1,150	1,154
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/30	510	512
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/31	1,350	1,354
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/31	1,165	1,213
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	500	501
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	795	830
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/33	550	551
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/31	400	416
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/32	1,265	1,321
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/33	1,290	1,350
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/34	3,560	3,725
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/36	3,945	4,067

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/42	15,855	15,882
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	15,971	16,654
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	6,920	7,219
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/26	35,000	35,711
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	11/1/47	490	382
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	2,380	2,359
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,140	1,121
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	9,525	9,400
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,365	3,459
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	2,815	2,957
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/37	665	722
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/38	415	449
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/39	910	980
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/40	515	555
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/41	660	707
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/42	615	654
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	10,603
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,010
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Missouri Solar Power Project)	5.250%	5/1/43	2,995	3,115
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/32	1,660	1,809
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/33	3,000	3,289
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/34	2,425	2,669
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,362
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,504
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	5,245	5,257
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/34	7,810	8,696
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/36	7,935	8,657
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/37	4,590	4,987
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/39	1,850	1,998
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project), ETM	5.000%	6/1/25	1,910	1,912
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	9,960
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/38	9,810	9,542
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/39	5,315	5,096
	Republic School District No. R-3 GO	4.000%	3/1/40	1,250	1,217
	Republic School District No. R-3 GO	4.000%	3/1/41	1,510	1,458
	Springfield MO Public Utility COP	5.000%	11/1/43	17,475	18,629
	Springfield MO Public Utility Revenue COP	4.000%	11/1/45	16,000	14,677
	Springfield School District No. R-12 GO	4.000%	3/1/41	4,345	4,250
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/31	5,585	5,635
	St. Charles School District GO	3.000%	3/1/39	3,025	2,538
	St. Charles School District GO	3.000%	3/1/40	2,000	1,648
	St. Charles School District GO	3.000%	3/1/41	1,800	1,457
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	10,725	10,786
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,500	1,488
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,643
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,282
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	2,840
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,700	1,887
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,360
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,250	1,395
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,570	5,839
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/43	2,000	2,084
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	2,250	2,334
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,384
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	1,103
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	4,020	3,693
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	3,585	3,164
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	2,268
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	3,590	2,911
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	2,080	2,062
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,000	955
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	3,475	3,192
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	3,100	2,736

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	2,320	1,964
[4,14]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	3,105	2,517
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/33	2,000	1,419
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/40	2,250	2,318
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,567
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,212
	St. Louis School District (Direct Deposit Program) GO, Prere.	4.000%	4/1/26	4,835	4,875
[3]	St. Louis School District GO	5.000%	4/1/38	2,000	2,123
[3]	St. Louis School District GO	5.000%	4/1/39	6,725	7,101
[3]	St. Louis School District GO	5.000%	4/1/40	7,130	7,488
	Union R-XI School District GO	4.000%	3/1/34	1,290	1,290
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,097
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	20,975	22,997
	University of Missouri of Curators College & University Revenue	5.000%	11/1/31	2,000	2,218
	University of Missouri of Curators College & University Revenue	5.000%	11/1/32	2,305	2,580
	University of Missouri of Curators College & University Revenue	5.000%	11/1/33	2,500	2,818
	University of Missouri of Curators College & University Revenue	5.000%	11/1/34	11,445	12,981
					795,806
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	13,650	13,340
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	3/1/34	3,750	3,589
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/28	12,535	12,614
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	6,080	5,969
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.250%	6/1/54	1,735	1,868
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/55	2,755	2,974
[15]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,444
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/28	1,835	1,820
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	514
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,558
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	455	473
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,692
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	656
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,055
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	507
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,037
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,110
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,627
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	417
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,241
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,058
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	601
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,796
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	3,921
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	435
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	626
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,558
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	684
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,118
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,281
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	972
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,138
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,602
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	784
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (Montana Children's Home & Hospital Project)	3.000%	7/1/40	2,020	1,673
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,290
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	785
					87,827
Multiple States (0.8%)
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	13,240	12,193
[4,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	31,040	26,327
[4,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	18,810	17,318
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.759%	8/25/41	3,991	4,129
[4,13]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	45,335	39,298
[4,13]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	46,580	40,796
[4,13]	FHLMC Multifamily Certificates Revenue Local or Guaranteed Housing Revenue	2.650%	6/15/36	30,280	26,511
[4,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	42,615	38,472

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	18,764	17,693
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	46,939	43,345
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/36	52,769	52,930
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	19,592	16,379
[4,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/38	9,829	9,369
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.143%	1/25/40	35,601	35,337
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.552%	8/25/40	26,761	27,216
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.684%	10/25/40	36,370	37,287
[2,13]	Freddie Mac Multifamily ML Certificates	3.261%	12/25/38	27,887	24,122
[2,13]	Freddie Mac Multifamily ML Certificates	4.299%	5/25/41	19,374	18,615
[2,13]	Freddie Mac Multifamily ML Certificates	4.615%	8/25/41	57,284	59,205
[2,4,13]	Freddie Mac Multifamily ML Certificates	4.700%	4/25/42	11,862	11,886
[2,13]	Freddie Mac Multifamily ML Certificates	4.534%	11/25/42	9,988	9,797
[2,13]	Freddie Mac Multifamily ML Certificates	3.084%	4/25/43	60,239	52,654
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	17,170	16,167
					637,046
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,385
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,073
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,270
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,231
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,414
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	27,525	28,580
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	161,760	167,632
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	51,760	53,522
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	32,485	32,487
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	525
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	637
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	482
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	294
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	633
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	417
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	506
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,154
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	539
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	280
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,016
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,168
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,781
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,258
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	1,906
[7]	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/36	4,000	4,368
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/38	1,475	1,460
	Elkhorn School District GO	4.000%	12/15/32	325	327
	Elkhorn School District GO	4.000%	12/15/33	375	377
	Elkhorn School District GO	4.000%	12/15/34	350	351
	Elkhorn School District GO	4.000%	12/15/35	350	350
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/28	2,100	2,089
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,779
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/31	2,075	2,079
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/31	1,200	1,204
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/32	1,275	1,277
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/32	745	744
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/33	1,710	1,391
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/33	800	807
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/33	500	502
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	4,045	3,940
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,430	3,316
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	3,697
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	9,796
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	5,058
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,326
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,290
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,028
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	5,529
	Omaha NE GO	5.000%	4/15/30	345	375
	Omaha NE GO	5.000%	4/15/40	740	796
	Omaha NE GO	5.000%	4/15/41	900	959
	Omaha NE GO	5.000%	4/15/42	775	821

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha NE GO	5.000%	4/15/43	800	844
	Omaha NE Sewer Revenue	4.000%	4/1/34	650	657
	Omaha NE Sewer Revenue	4.000%	4/1/35	500	503
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,359
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	7,445
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,664
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/38	1,150	1,232
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	1,500	1,600
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/40	2,500	2,061
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/40	2,250	2,379
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/41	1,800	1,895
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	4,500	4,728
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,685	1,770
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,225	1,291
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	4,280	4,485
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,500	1,572
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,245	1,306
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/44	1,270	1,332
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/45	1,295	1,354
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	2,175	2,228
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	4,979
	Omaha School District GO	5.000%	12/15/27	2,000	2,094
	Omaha School District GO	3.000%	12/15/35	2,700	2,415
	Omaha School District GO	3.000%	12/15/42	1,000	791
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/43	2,000	2,111
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/34	3,375	3,749
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	2,000	2,231
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/40	2,840	2,863
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	1,975
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,493
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,600
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,050
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	3,997
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,202
					462,481
Nevada (0.9%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/34	980	989
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	18,395
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,393
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,630
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	3,325	3,382
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	825	823
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,609
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,445
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,262
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	10,624
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	6,739
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	5,636
[3]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	8,425	8,297
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/42	2,090	1,688
	Clark County NV GO	5.000%	6/1/27	2,625	2,733
	Clark County NV GO	4.000%	11/1/31	5,950	5,976
	Clark County NV GO	5.000%	11/1/31	1,645	1,648
	Clark County NV GO	4.000%	6/1/32	12,000	12,057
	Clark County NV GO	4.000%	11/1/32	1,015	1,017
	Clark County NV GO	5.000%	11/1/32	3,000	3,183
	Clark County NV GO	5.000%	6/1/35	1,315	1,358
	Clark County NV GO	3.000%	7/1/35	1,180	1,071
	Clark County NV GO	4.000%	12/1/36	15,050	14,979
	Clark County NV GO	4.000%	12/1/37	18,825	18,605
	Clark County NV GO	5.000%	6/1/38	12,290	12,612
	Clark County NV GO	4.000%	12/1/38	21,055	20,660
	Clark County NV Industrial Revenue	2.100%	6/1/31	28,500	24,467
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	12,672
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	7,528
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	7,956
[3]	Clark County School District GO	5.000%	6/15/28	9,530	9,828
[3]	Clark County School District GO	4.000%	6/15/30	10,505	10,628
[3]	Clark County School District GO	4.000%	6/15/31	10,930	11,015

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District GO	5.000%	6/15/31	13,955	15,283
	Clark County School District GO	5.000%	6/15/32	15,735	17,387
[1]	Clark County School District GO	3.000%	6/15/33	6,585	5,963
[3]	Clark County School District GO	4.000%	6/15/33	11,920	11,978
	Clark County School District GO	5.000%	6/15/33	15,630	17,384
[1]	Clark County School District GO	3.000%	6/15/34	10,920	9,746
[3]	Clark County School District GO	4.000%	6/15/34	12,400	12,427
	Clark County School District GO	4.000%	6/15/34	5,000	4,959
[3]	Clark County School District GO	5.000%	6/15/34	1,000	1,066
	Clark County School District GO	4.000%	6/15/35	14,910	14,613
	Clark County School District GO	4.000%	6/15/35	10,375	10,236
[3]	Clark County School District GO	5.000%	6/15/35	1,350	1,435
[3]	Clark County School District GO	4.000%	6/15/36	1,250	1,246
[1]	Clark County School District GO	3.000%	6/15/37	4,000	3,368
	Clark County School District GO	3.000%	6/15/37	8,730	7,377
[3]	Clark County School District GO	4.000%	6/15/37	1,250	1,232
	Clark County School District GO	3.000%	6/15/38	11,595	9,602
[3]	Clark County School District GO	4.000%	6/15/38	1,000	977
[1]	Clark County School District GO	3.000%	6/15/39	3,540	2,880
	Clark County School District GO	3.000%	6/15/39	9,395	7,650
[3]	Clark County School District GO	4.000%	6/15/39	1,000	968
	Clark County School District GO	3.000%	6/15/40	11,760	9,393
	Clark County School District GO	5.000%	6/15/40	9,000	9,552
	Clark County School District GO	3.000%	6/15/41	10,760	8,419
[6,7]	Clark County School District GO	3.000%	6/15/41	10,000	8,362
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,114
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	578
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	962
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	1,847
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,709
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	305
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/36	1,500	1,620
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/37	1,350	1,383
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,350	1,448
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,725	1,763
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/39	700	746
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/40	1,250	1,325
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/41	1,990	2,091
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/42	2,365	2,475
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	2,300	2,399
	Las Vegas NV GO	4.000%	6/1/30	4,610	4,622
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.000%	12/1/39	400	391
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/28	255	238
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/30	540	480
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/31	525	459
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/33	515	431
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/36	825	645
	Las Vegas Valley Water District GO	3.000%	6/1/32	8,085	7,634
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	12,182
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,198
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,069
	Las Vegas Valley Water District GO	4.000%	2/1/38	6,200	6,159
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	20,458
	Las Vegas Valley Water District GO	4.000%	6/1/39	3,300	3,270
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,550	3,692
	Las Vegas Valley Water District GO	4.000%	6/1/41	9,240	8,943
	Las Vegas Valley Water District GO	4.000%	6/1/42	1,090	1,038
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	28,073
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	16,170	16,177
	Nevada Highway Improvement Fuel Sales Tax Revenue	3.000%	12/1/39	1,155	979
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/42	6,490	6,286
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/42	3,250	3,078
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/43	5,725	5,426
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/43	3,380	3,166
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,675	2,764
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	750	775
[4]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/42	1,105	1,110
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	525
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	523
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	468

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	519
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	637
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	515
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	514
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	667
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	600	653
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	532
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	600	631
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	650	678
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	690	715
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	650	671
[18]	Storey County School District GO	5.000%	6/1/28	985	1,042
[18]	Storey County School District GO	5.000%	6/1/29	1,925	2,064
[18]	Storey County School District GO	5.000%	6/1/30	2,020	2,195
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,175
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,349
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	3,736
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	540	547
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/38	4,500	4,609
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	7,750	7,932
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	1,255	1,284
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/29	2,800	2,788
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/29	1,375	1,369
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	2,200	2,244
[3]	Washoe County NV School District GO	3.000%	10/1/35	2,000	1,783
	Washoe County NV School District GO	3.000%	6/1/39	6,960	6,023
	Washoe County NV School District GO	3.000%	6/1/40	5,670	4,827
	Washoe County NV School District GO	4.000%	6/1/40	4,490	4,396
	Washoe County NV School District GO	3.000%	6/1/41	7,385	6,182
	Washoe County NV School District GO	4.000%	6/1/41	8,830	8,545
	Washoe County NV School District GO	3.000%	6/1/42	6,105	5,041
	Washoe County NV School District GO	3.000%	6/1/44	8,070	6,399
	Washoe NV County School District GO	4.000%	10/1/43	3,665	3,439
	Washoe NV County School District GO	4.000%	10/1/46	4,185	3,846
					709,979
New Hampshire (0.6%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	77,142	76,426
[2]	New Hampshire Business Finance Authority	4.168%	1/20/41	15,298	14,524
[2]	New Hampshire Business Finance Authority	4.168%	1/20/41	1,649	1,511
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	8,811
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	12,419
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	9,473
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	840	820
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	870	843
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	758
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	639
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	4,015	4,057
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	959
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,234
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	2,295	2,324
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,278
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,417
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	470
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/35	13,370	13,195
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	2,629	2,556
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/30	5,615	5,634
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	17,907	17,657
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	1,942	1,889
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/32	2,260	2,226
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	2,889	2,839
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	61,508	57,418
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	38,782	35,481
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	26,435	25,174
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.163%	10/20/41	17,297	15,975
[4]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	3,620	3,573
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	8,300	8,385
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,180	2,176
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,830	2,825

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,830	2,825
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,770	2,765
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	2,936
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,065
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	2,880	3,097
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	501
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	3,020	3,255
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	429
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,175	2,342
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	694
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	3,205	3,428
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,676
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	654
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	718
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	6,843
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	5,035	5,291
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	19,508
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	28,590	25,642
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	925	980
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	2.000%	8/15/34	4,365	3,482
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/43	1,000	939
[1]	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	7/1/27	2,305	2,399
[1]	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	7/1/28	1,700	1,794
					430,229
New Jersey (3.0%)
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	4,816
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,069
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/42	530	557
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	500	533
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	280	299
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	1,050	1,131
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	395	425
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	935	1,016
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	430	467
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	2,000	2,185
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/32	810	885
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/33	2,510	2,755
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/33	1,110	1,218
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/34	2,380	2,621
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/34	1,000	1,101
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/35	765	837
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/35	750	821
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/36	1,000	1,087
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/37	1,230	1,325
[6]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/38	1,000	1,069
	Cherry Hill Township School District GO	3.000%	8/1/31	13,240	12,828
	Cherry Hill Township School District GO	3.000%	8/1/32	10,275	9,857
	Cherry Hill Township School District GO	3.000%	8/1/33	13,105	12,397
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,920	1,833
[3]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,766
[3]	Clifton Board of Education GO	2.000%	8/15/31	6,500	5,636
[3]	Clifton Board of Education GO	2.000%	8/15/32	6,750	5,684
[3]	Clifton Board of Education GO	2.000%	8/15/33	6,750	5,533
[3]	Clifton Board of Education GO	2.000%	8/15/34	5,500	4,392
	Essex County NJ GO	2.000%	9/1/39	3,750	2,660
	Essex County NJ GO	2.000%	9/1/40	3,750	2,596
	Essex County NJ GO	2.000%	9/1/41	3,750	2,518
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,460	2,280
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	5,980	5,457
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	4,020	3,607
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	8,000	7,054
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	9,955	8,606

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	5,590	4,748
	Hudson County NJ GO	3.000%	11/15/30	10,000	9,642
	Hudson County NJ GO	2.000%	11/15/34	5,000	3,934
	Hudson County NJ GO	2.125%	11/15/36	7,500	5,659
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,648
[1]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,231
[1]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,284
[1]	Montclair Public Schools GO	3.125%	1/15/35	3,000	2,755
[1]	Montclair Public Schools GO	3.250%	1/15/36	4,125	3,803
[1]	Montclair Public Schools GO	3.250%	1/15/37	4,200	3,839
[1]	Montclair Public Schools GO	3.250%	1/15/38	2,200	1,981
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	26,314
[14]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	28,000	28,855
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	2,200	2,204
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	34,121
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	6,685
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,367
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	9,759
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	705	754
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,565
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,260	12,932
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	7,990
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	905
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	7,837
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	1,000	1,007
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,612
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	942
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,489
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	498
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,577
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	978
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	967
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	574
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	658
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	388
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,294
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/28	1,440	1,509
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/32	2,730	2,887
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/34	2,025	2,127
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,540	2,659
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,011
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	8,495	8,513
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	33,433
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	34,301
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	12,889
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/26	1,000	1,018
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/27	1,695	1,756
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/28	2,000	2,053
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/29	2,000	2,052
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30	1,500	1,538
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	23,120
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	815	803
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	981
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	17,750	18,001
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,400	5,507
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/27	1,070	1,105
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	22,550	23,561
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	7,065	7,697
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	3,000	3,275
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,099
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,088

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,549
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,692
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,595
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	1,850	1,743
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	10,247
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/34	4,500	4,540
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/35	2,500	2,520
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,132
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	2,275	2,262
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,467
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	3,065	2,821
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	10,324
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	3,158
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	4,180
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	5,629
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,350	1,457
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	6,254
	New Jersey GO	2.000%	6/1/26	2,040	1,999
	New Jersey GO	5.000%	6/1/29	25,365	27,197
	New Jersey GO	2.000%	6/1/31	20,500	18,074
	New Jersey GO	2.000%	6/1/32	9,885	8,488
	New Jersey GO	3.000%	6/1/32	31,975	30,911
	New Jersey GO	2.000%	6/1/35	21,090	16,606
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/33	2,400	2,482
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,686
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,446
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,068
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,315	2,439
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,261
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,149
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,029
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	8,355	8,781
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,130
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,165	1,229
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,705	4,978
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,330
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,225	1,293
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,990	6,363
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,285	1,347
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,790	5,065
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,350	1,409
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,737
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,045
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,280	1,331
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	1,147
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,820	2,817
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	711
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	4,175	3,587
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,320	3,283
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	832
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,489
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	870
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,545	1,525
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,545	1,525
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	1,000	991
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	1,220	875
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,424
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,950	5,099
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	3,582
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,315	1,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	14,855
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	22,863
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	21,493
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	14,399

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,095	1,149
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	36,266
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	11,960
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	5,610
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	12,200	12,387
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,355	2,499
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	26,200	22,206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,355	1,987
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	14,835	15,046
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	19,150	19,423
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	31,160	25,256
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,010	4,871
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	16,790
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,213
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	45,590	35,491
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	6,732
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	17,474
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	15,150	15,712
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/34	6,000	6,029
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,400
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	11,295	11,673
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/35	5,000	4,978
[14]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	6,255	4,010
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	2,195	2,362
[14]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	23,500	14,296
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	14,000	8,517
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	4,225	4,515
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,323
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	5,335	5,169
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	2,000	2,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	6,760	3,673
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	4,415	4,207
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	7,113
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	11,880	11,125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	5,375	4,970
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,009
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,200	5,437
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,900	2,061
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,750	1,887
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	7,500	8,099
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,750	1,906
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,660	2,833
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	5,000	5,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	14,573
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	3,325	3,521
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	6,250	6,658
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	11,735	11,221
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/39	9,000	9,536
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,355	2,233
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,420	6,729
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	10,500	11,060
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	10,456
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/41	13,000	13,601
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	7,027
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	13,340	13,867
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	6,150	6,358
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	4,978
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,565
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,484
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,391
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	8,622
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	10,410	9,954
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,466
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	3,195	3,030
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,444
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/28	2,500	2,671
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/32	31,830	34,706
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	38,500	42,168
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	30,000	32,969

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	16,680	18,275
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/36	2,000	2,152
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	5,000	5,344
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	14,750	15,919
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	3,000	3,186
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	20,475	21,940
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	8,800	9,314
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	4,750	5,091
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	9,000	9,389
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/33	5,000	5,476
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/35	2,750	3,013
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/36	4,115	4,476
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/40	1,925	2,038
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/41	1,000	1,051
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	12,650	8,553
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	48,105	26,136
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	43,800	22,477
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	3,946
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,000	2,058
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	10,220	10,491
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	17,812
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	30,467
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,127
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,349
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	20,000	22,076
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	23,500	23,530
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,200
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	16,000	17,778
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	67,463
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,395	7,656
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	14,000	15,616
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	1,990
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,197
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	25,000	26,446
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	6,000	6,311
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	8,875	9,340
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,000	5,228
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	3,000	3,142
[3]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/42	1,500	1,593
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,932
	Pennsauken Township NJ GO	4.000%	3/1/37	2,205	2,220
	Pennsauken Township NJ GO	4.000%	3/1/38	2,295	2,294
	Pennsauken Township NJ GO	4.000%	3/1/39	2,390	2,366
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,290	1,375
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,330
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,061
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	264
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	7,420
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	4,929
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	19,732
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	27,479
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,330	4,459
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	18,820	19,359
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,680	6,860
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	25,070	25,700
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	22,515	23,028
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,350	10,568
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	38,040	38,743
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	30,000	30,485
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	37,000	37,502
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,415	3,196
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	22,754
	Toms River Board of Education GO	3.000%	7/15/31	6,000	5,692
	Toms River Board of Education GO	3.000%	7/15/32	5,900	5,511
	Toms River Board of Education GO	3.000%	7/15/34	8,720	7,866

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toms River Board of Education GO	3.000%	7/15/35	3,120	2,761
	Verona Township NJ GO	4.000%	6/1/40	1,760	1,754
					2,319,490
New Mexico (0.4%)
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,501
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	605
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	367
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/33	14,960	12,303
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/33	21,350	17,559
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/29	2,815	2,803
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,385	17,291
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,005	3,988
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,565	4,546
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	13,420	11,970
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	20,390	18,188
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	12,750	12,704
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,539
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	900	929
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	862
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,428
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,031
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	2,040	1,971
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	1,360	1,301
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	946
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,037
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/25	1,010	1,013
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,060	1,063
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,465	1,470
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,009
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,009
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,685	3,697
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	2,500	2,508
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	1,785	1,795
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	3,565	3,472
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,830	1,940
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	11,200	11,200
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/30	109,650	114,867
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/28	1,435	1,424
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	600	607
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	471
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.000%	5/1/33	3,785	3,551
					270,965
New York (13.4%)
[4]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	2.650%	5/1/25	50,000	50,000
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	8,310
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	1,963
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,055
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	8,644
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	7,057
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	18,000	13,325
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	14,105	9,955
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	3,000	1,916
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,460	2,588
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,263
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,281
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	970
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/31	1,565	1,503
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/36	1,600	1,474
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/35	1,200	1,080
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,365
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,018
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,026
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,050

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	600	592
[4]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.000%	6/1/32	1,525	1,539
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/31	575	609
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/32	560	594
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/33	590	622
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/36	430	447
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/37	1,390	1,439
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/42	2,500	2,522
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,485
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,672
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,318
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,755
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.650%	5/1/25	34,300	34,300
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	900	901
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,035
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	430	436
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	960	973
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	1,010	1,044
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	185	187
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/31	380	385
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	200	202
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/32	450	472
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/33	475	496
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/34	500	521
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/35	520	510
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/36	540	522
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/38	580	547
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/39	605	564
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/40	625	576
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/42	675	603
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,310
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,194
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,473
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,533
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,915	3,020
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	22,795
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	1,105	1,111
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	30,153
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	20,025	20,110
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	29,478
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	7,652
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	44,846
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	8,620	8,454
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	47,121
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/38	6,200	6,020
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	9,503
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	10,000	9,697
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	15,355	12,593

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	9,493
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	9,460	9,863
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/42	8,000	7,433
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/43	1,085	1,001
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	5,000	5,175
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/45	7,200	7,524
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	24,145	24,578
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,547
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,496
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,000	12,738
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,280
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	9,830	8,157
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	44,237
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	42,050
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	1,000	916
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	645
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	592
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	540
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	898
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,337
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	1,866
[13]	Freddie Mac Pool	4.400%	10/1/40	15,500	15,962
[13]	Freddie Mac Pool	4.350%	4/1/41	1,923	1,893
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	425	452
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	600	638
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	750	794
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	820	864
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,205	1,254
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,895	1,961
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,760	1,812
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	425	431
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,148
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	14,035	14,335
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	29,338
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	24,694
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	16,060	16,292
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/40	5,000	4,919
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/42	13,000	12,596
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,000	3,020
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,122
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,028
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	8,972
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/36	5,225	4,654
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,047
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,885	6,101
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	3,981
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,572
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,625	1,697
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,000	2,069
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	20,772
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,597
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	11,480	11,110
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/30	7,495	7,673
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,009
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	27,014
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,083
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	11,620
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,577
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,141
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,061
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	60,435
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/38	1,000	1,009
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/41	1,855	1,987
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/42	4,500	4,881
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/43	1,345	1,421
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/44	3,725	3,912
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/45	6,630	7,071
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/46	20,000	20,816
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/48	9,930	10,291
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	6,005

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	373
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,447
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	2,867
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,365
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	1,946
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,736
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,695
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,682
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,905
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,136
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,094
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	45,285	46,865
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	857
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	9,730	10,462
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,685
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	63,581
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,508
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	801
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	654
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,925	4,265
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,547
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	30,000	33,186
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	32,120	35,545
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	17,435	19,294
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	13,675	14,932
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	405	391
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,177
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	16,084
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	41,325	39,666
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	3,260	3,379
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	13,900	14,791
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	7,391
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,000	2,070
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	7,000	7,394
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	13,760	14,570
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	16,680	17,703
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	28,000	25,721
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	14,495	13,315
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	5,705	5,995
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	24,020	25,293
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,500	11,200
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	26,000	23,566
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,720	15,186
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	12,440	12,961
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	12,280	12,815
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	4,300	3,853
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	6,505	5,849
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	20,051
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	1,200	1,234
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/43	9,745	10,262
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	13,410	13,712
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	5,450	5,583
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	4,000	3,525
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	3,500	3,534
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,085	4,444
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	34,285	35,918
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/33	1,765	1,818
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	8,000	8,017
	Monroe County NY GO	2.000%	6/1/33	1,755	1,451
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/37	745	791
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/38	800	847
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/40	1,150	1,199
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/41	1,000	1,033

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/42	1,000	1,029
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/44	1,615	1,653
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/29	1,325	1,396
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/30	3,250	3,444
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/31	4,225	4,466
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/35	2,750	2,661
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/36	1,745	1,666
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/37	4,000	3,247
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,766
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,243
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,092
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/31	650	657
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	1,070	1,080
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,566
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	7,179
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/36	1,310	1,004
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	7,860	7,128
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	14,900	12,344
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	24,099
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/43	1,000	1,001
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	4,580	4,549
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	940	939
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	15,807
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	34,124
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,500	2,488
[15]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	12,405	12,361
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	31,785	31,807
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	1,000	1,005
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	18,750	18,813
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,800	5,864
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	12,315	12,323
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/29	4,470	4,384
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/29	5,330	5,216
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/29	8,120	8,167
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	4.000%	1/1/32	2,405	2,424
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/36	2,005	1,768
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/39	1,500	1,250
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	3,000	2,443
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	2,600	2,722
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	11,240
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	31,000	26,577
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	17,300	14,463
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	6,138
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/31	1,435	1,135
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/32	275	207
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	10,205	10,515
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	9,820	10,168
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	500	569
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	22,165	22,243
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	13,360	13,322
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,040	1,042
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,795	1,826
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,000	1,016
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	26,945	27,444
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	15,040	15,465
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,000	2,032
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,940	1,918
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	5,290	5,152
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,080	5,214
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	100,610	104,311
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	1,405	1,408
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	6,695	6,707
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	2,000	1,611

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	7,100	6,756
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,000	3,117
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	8,000	8,195
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,500	2,537
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,190	6,407
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,000	1,926
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	10,000	9,629
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	11,730	9,675
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,405	8,930
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,910	9,409
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	24,685	23,301
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	3,000	3,162
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	43,500	46,257
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	6,455	6,768
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	14,300	13,142
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	11,780	12,310
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	16,810	17,595
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	3,090	3,234
[4]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	2.450%	5/1/25	11,400	11,400
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	15,038
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,071
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,296
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	15,085
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,029
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	10,016
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	10,014
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,105
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	16,500	17,036
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	4,199
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,133
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	28,527
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	8,750	7,316
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/41	1,355	1,091
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	7,525	7,605
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,400	5,403
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,820	3,969
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	1,195	1,242
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,035
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,500	3,534
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	875
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,000	2,086
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,463
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	2,876
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,163
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	6,641
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	4,883
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	4,808
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,440
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,200	5,275
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/45	11,475	11,701
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	3,560	3,664
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,267
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	10,264
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	16,223
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	3,500	3,558
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	10,696
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,095
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	14,374
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	20,411
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,300	8,321
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	14,657
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	5,000	5,051
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,125
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	24,552
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	24,500	24,607
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/34	8,000	8,902
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	9,671
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	19,785
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	17,312
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,110

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	5,460	5,707
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	8,893
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	20,322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	15,491
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	28,385	29,313
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	4,983
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	1,220	1,216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	13,323
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	3,000	3,325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	10,209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	2,043
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	5,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	9,940
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	24,544
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,910	3,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	6,968
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	13,000	12,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	25,000	25,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	18,540
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	48,411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	26,816
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	3,000	2,969
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	21,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	6,620	7,219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	6,735	7,416
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	10,147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	4,100	4,047
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	6,835
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	9,000	8,866
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	24,374
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	35,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	11,940	10,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	24,035	23,565
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	11,000	10,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	5,340	5,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	8,985	8,818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	7,270	7,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	9,185	8,997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,060	2,079
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	8,840	8,669
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,000	976
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	5,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,445	1,481
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	21,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	5,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,755
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,760	1,712
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	8,000	7,802
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,945	3,848
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	10,000	10,698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	6,700	7,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	8,860	8,640
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,581
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,495	4,374
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,800	4,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,037
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,400	2,579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,039
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	1,370	1,148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,935	6,690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	14,465	13,856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	22,375	22,867
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	1,015	1,048

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	10,000	10,833
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	31,475	30,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,350
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	7,485	7,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	1,415	1,353
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	10,000	9,560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	20,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,096
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	3,130	3,340
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	27,000	22,405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	13,490	13,567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	9,810	10,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	27,150	27,704
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	9,325	9,950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	15,000	16,202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/41	4,960	4,145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	14,770	14,015
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,675	1,590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	17,322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,185	3,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	4,795	5,093
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	31,150	25,276
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	34,285	32,539
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	19,837
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	23,000	24,170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	12,565	11,876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	3,000	3,156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	7,105	6,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	14,750	14,973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,300	4,049
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,000	3,767
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,000	938
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	6,085	6,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	14,000	14,701
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	4,100	4,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	4,000	3,750
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/45	4,000	4,157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/45	4,000	4,161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	11,150	10,261
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	2,000	2,077
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,120	2,239
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	14,185	15,101
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	4,500	4,821
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,071
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	5,160	5,567
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	10,000	10,831
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,000	2,166
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	1,625	1,760
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	6,200	6,758
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	2,095	2,284
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	5,000	5,481
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	6,080	6,665
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	17,345	19,108
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	5,000	5,524
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	3,620	3,999
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	2,755	3,043
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	2,645	2,922
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	20,375	22,589
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	33,655	37,312
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	3,610	4,002
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	9,150	10,144
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/33	3,500	3,893
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/33	2,850	3,170
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	8,000	8,923

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	22,095	24,645
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	1,975	2,212
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	2,925	3,282
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	17,420	19,545
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	2,700	3,013
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	7,655	8,511
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	2,555	2,872
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	6,000	6,746
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	2,765	3,088
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	4,630	5,140
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	13,510	15,010
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	17,000	18,888
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	7,235	8,038
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	1,025	1,122
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	14,610	16,061
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	4,000	4,397
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	1,810	1,998
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	36,875	40,665
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	7,335	8,095
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	2,000	2,174
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	1,440	1,567
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	16,250	17,749
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	7,000	7,674
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	16,110	17,661
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	3,000	3,235
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	4,220	4,551
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	6,000	6,423
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	2,000	2,217
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,500	1,611
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	14,000	14,915
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	5,000	5,343
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	4,870	5,223
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	1,000	1,072
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	6,965	7,674
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,500	1,603
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/42	5,425	5,731
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	13,000	13,713
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	22,060	23,328
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	6,480	6,869
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	5,030	5,332
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,500	1,641
New York City Transitional Finance Authority Income Tax Revenue	4.000%	11/1/42	1,000	945
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/42	9,000	9,564
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	6,930	7,314
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	8,000	8,434
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	16,000	16,910
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	14,650	15,521
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/43	5,000	5,459
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/43	12,730	13,487
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/43	6,395	6,791
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	7,500	7,838
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	9,000	9,418
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	36,625	38,401
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	8,605	9,022
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	6,500	7,084
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/44	5,105	5,363
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/45	13,000	13,565
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	13,000	13,577
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/45	18,555	19,416
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/46	4,345	4,514
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	6,050	6,291
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	4,400	4,583
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/46	10,000	10,415
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/46	3,235	3,375
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	28,160	29,165
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	11,000	11,410
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/47	5,805	6,021
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	1,565	1,601
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	9,730	9,911
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,624

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,110
[4]	New York GO TOB VRDO	2.450%	5/1/25	3,705	3,705
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	7,935	6,070
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,310	6,311
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	117,625	108,864
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	35,790	32,967
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	42,350	38,671
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	10,985	8,589
[3]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	6,610	5,207
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	9,940	7,830
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,680	10,330
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	6,411
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	4,853
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	5,890
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	8,339
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	15,447
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	12,579
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,726
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,025	2,437
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	120,960	89,760
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	6,985
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,905	11,056
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/36	3,865	3,017
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,500	1,926
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	4,000	3,940
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	3,740	3,652
	New York NY GO	5.000%	8/1/25	5	5
	New York NY GO	5.000%	8/1/25	3,630	3,645
	New York NY GO	5.000%	12/1/25	18,090	18,282
	New York NY GO	5.000%	8/1/26	24,805	25,418
	New York NY GO	5.000%	8/1/26	12,875	13,193
	New York NY GO	5.000%	8/1/26	1,785	1,829
	New York NY GO	5.000%	8/1/27	1,000	1,042
	New York NY GO	5.000%	8/1/28	30,305	31,462
	New York NY GO	5.000%	8/1/28	1,640	1,736
	New York NY GO	5.000%	3/1/29	5	5
	New York NY GO	5.000%	8/1/29	1,975	2,046
	New York NY GO	5.000%	8/1/29	1,000	1,074
	New York NY GO	5.000%	8/1/29	1,000	1,074
	New York NY GO	5.000%	8/1/30	5,545	6,022
	New York NY GO	5.000%	3/1/31	5	5
	New York NY GO	4.000%	8/1/31	20,000	20,035
	New York NY GO	5.000%	8/1/31	8,635	9,479
	New York NY GO	5.000%	9/1/31	1,450	1,593
	New York NY GO	5.000%	8/1/32	2,675	2,961
	New York NY GO	5.000%	8/1/32	23,075	25,538
	New York NY GO	5.000%	4/1/33	1,000	1,040
	New York NY GO	5.000%	8/1/33	5,000	5,187
	New York NY GO	5.000%	8/1/33	4,000	4,300
	New York NY GO	5.000%	8/1/33	13,980	15,583
	New York NY GO	5.000%	10/1/33	1,250	1,379
	New York NY GO	5.000%	8/1/34	3,875	4,147
	New York NY GO	5.000%	8/1/34	8,865	9,931
	New York NY GO	5.000%	12/1/34	4,000	4,065
	New York NY GO	5.000%	2/1/35	4,435	4,968
	New York NY GO	3.000%	3/1/35	7,540	6,880
	New York NY GO	5.000%	4/1/35	8,000	8,283
	New York NY GO	4.000%	8/1/35	15,010	14,851
	New York NY GO	4.000%	8/1/35	2,735	2,731
	New York NY GO	5.000%	8/1/35	2,000	2,128
	New York NY GO	5.000%	8/1/35	5,000	5,606
	New York NY GO	4.000%	10/1/35	3,000	2,989
	New York NY GO	5.000%	10/1/35	5,000	5,131
	New York NY GO	5.000%	12/1/35	3,000	3,045
	New York NY GO	5.000%	12/1/35	11,695	12,173
	New York NY GO	5.000%	2/1/36	4,620	5,155
	New York NY GO	5.000%	3/1/36	7,840	8,381
	New York NY GO	5.000%	4/1/36	12,750	13,171
	New York NY GO	4.000%	8/1/36	3,015	2,974
	New York NY GO	5.000%	10/1/36	4,000	4,091

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	10/1/36	3,620	3,792
New York NY GO	5.000%	2/1/37	5,830	6,452
New York NY GO	4.000%	8/1/37	22,745	22,324
New York NY GO	5.000%	9/1/37	4,275	4,597
New York NY GO	4.000%	10/1/37	24,185	23,696
New York NY GO	5.000%	10/1/37	5,000	5,512
New York NY GO	5.000%	12/1/37	11,900	12,323
New York NY GO	5.000%	2/1/38	12,000	13,209
New York NY GO	5.000%	3/1/38	2,695	2,829
New York NY GO	4.000%	8/1/38	10,000	9,733
New York NY GO	5.000%	10/1/38	4,420	4,598
New York NY GO	5.000%	2/1/39	8,545	9,332
New York NY GO	5.000%	3/1/39	1,700	1,793
New York NY GO	4.000%	8/1/39	2,705	2,600
New York NY GO	5.000%	8/1/39	14,000	14,507
New York NY GO	5.000%	8/1/39	7,205	7,816
New York NY GO	5.000%	10/1/39	3,280	3,401
New York NY GO	5.250%	10/1/39	2,750	2,978
New York NY GO	5.000%	2/1/40	7,500	8,103
New York NY GO	4.000%	3/1/40	14,415	13,741
New York NY GO	5.000%	4/1/40	7,385	7,864
New York NY GO	5.000%	4/1/40	2,000	2,144
New York NY GO	4.000%	8/1/40	23,300	22,133
New York NY GO	4.000%	8/1/40	3,550	3,381
New York NY GO	5.000%	8/1/40	5,425	5,844
New York NY GO	5.000%	9/1/40	19,185	20,615
New York NY GO	5.250%	9/1/40	36,525	39,368
New York NY GO	4.000%	10/1/40	9,000	8,547
New York NY GO	5.250%	10/1/40	2,925	3,155
New York NY GO	5.000%	2/1/41	7,500	8,045
New York NY GO	3.000%	3/1/41	6,900	5,533
New York NY GO	4.000%	3/1/41	14,630	13,786
New York NY GO	4.000%	4/1/41	11,000	10,364
New York NY GO	5.000%	4/1/41	16,345	17,305
New York NY GO	5.250%	5/1/41	5,000	5,340
New York NY GO	5.000%	8/1/41	8,455	9,045
New York NY GO	5.000%	9/1/41	14,210	15,167
New York NY GO	3.000%	10/1/41	21,575	17,013
New York NY GO	5.250%	10/1/41	3,440	3,685
New York NY GO	5.000%	12/1/41	31,000	31,278
New York NY GO	5.000%	12/1/41	5,000	5,136
New York NY GO	5.000%	2/1/42	4,000	4,269
New York NY GO	4.000%	4/1/42	4,200	3,934
New York NY GO	4.000%	4/1/42	17,640	16,482
New York NY GO	4.000%	8/1/42	10,000	9,229
New York NY GO	5.000%	8/1/42	10,000	10,645
New York NY GO	5.000%	9/1/42	5,000	5,248
New York NY GO	5.000%	9/1/42	24,840	26,367
New York NY GO	5.000%	2/1/43	6,000	6,378
New York NY GO	5.000%	3/1/43	1,780	1,835
New York NY GO	5.000%	4/1/43	5,000	5,089
New York NY GO	5.000%	4/1/43	7,000	7,394
New York NY GO	5.250%	4/1/43	8,500	9,087
New York NY GO	5.250%	5/1/43	2,500	2,652
New York NY GO	5.000%	8/1/43	1,105	1,128
New York NY GO	5.000%	8/1/43	4,500	4,773
New York NY GO	5.000%	9/1/43	13,880	14,681
New York NY GO	5.000%	10/1/43	1,930	1,973
New York NY GO	5.000%	2/1/44	5,540	5,839
New York NY GO	5.000%	3/1/44	18,260	19,133
New York NY GO	5.500%	5/1/44	7,840	8,403
New York NY GO	5.000%	8/1/44	7,140	7,463
New York NY GO	5.000%	8/1/44	3,145	3,308
New York NY GO	5.000%	9/1/44	4,965	5,213
New York NY GO	5.000%	3/1/45	9,500	9,928
New York NY GO	5.250%	9/1/45	10,515	11,252
New York NY GO	5.250%	2/1/46	22,020	23,531
New York NY GO	5.250%	9/1/46	11,680	12,424
New York NY GO	5.000%	8/1/47	10,000	10,240
New York Power Authority Electric Power & Light Revenue	5.000%	11/15/32	4,000	4,532

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/33	3,000	3,426
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/39	1,500	1,640
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/40	1,250	1,356
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,190	1,278
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	1,000	1,092
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,375	2,628
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/31	3,000	3,360
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/37	1,000	1,089
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	6,000	6,152
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,502
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,000	1,032
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	10,475	10,920
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,002
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,387
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	4,971
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	7,500	7,502
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/32	1,930	2,070
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	12,003
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,617
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,460	1,570
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,650	2,873
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	15,285
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	2,700	2,928
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	17,815
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,811
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	1,900	2,061
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/36	3,000	3,198
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,159
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,935	2,078
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	2,000	2,131
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/38	2,010	2,120
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/39	2,115	2,220
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,146
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/40	1,945	2,030
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/40	2,705	2,883
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,435
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/41	2,640	2,787
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/42	2,865	2,998
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	5,000	5,421
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,067
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,350	1,453
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,915	2,075
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	505	540
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	750	797
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,553
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	2,635	2,690
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,239
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,252
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,157
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	6,970
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	4,876
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,338
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,500
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	1,998
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	721
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,811
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,568
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	2,685	2,908
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,685	2,821
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	527
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,054
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,480
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,250	1,268
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	4,100	4,278
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,056
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	792
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	750	791
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,040
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,250	1,314
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,675	1,770

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	10,095	11,279
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,934
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,250	1,300
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	1,365	1,458
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	1,750	1,804
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	1,625	1,725
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,000	991
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	3,500	3,752
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	884
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	2,300	2,253
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,370	2,514
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	8,925	8,647
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	2,350	2,279
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,529
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,535	2,666
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	10,000	9,572
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,738
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	1,500	1,569
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	14,540	13,714
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	2,280	2,363
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/42	2,400	2,468
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	2,785	2,868
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	1,100	1,125
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/44	1,400	1,467
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	12,000	11,212
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	10,190	11,064
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,760	5,067
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,496
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	10,950	11,836
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	34,400	37,650
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	14,870	16,275
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,807
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	18,330	20,250
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	49,600	49,601
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,015	8,221
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	12,785
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	10,000	10,037
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	16,975	16,793
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	17,360
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	27,890	29,623
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,000	4,069
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	2,355	2,565
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	27,870	27,684
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	5,629
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	2,540	2,594
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	9,498
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	7,170	7,981
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,450
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	1,450	1,478
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	6,500	6,417
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,035
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,754
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	41,945
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	27,385	26,753
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	9,636
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	62,055	52,549
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	10,000	9,632
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,340	7,070
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	2,000	2,151
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,250	2,336
New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/40	1,485	1,245
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	30,975	29,395
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	61,158
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	34,740	33,158
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	9,415	8,953
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	4,435	4,738
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,830	4,119
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	7,030	7,103
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	12,520	10,055
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,033

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,342
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	13,332
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	25,825	24,411
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,050	5,719
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	14,005	14,875
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	17,380	16,375
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	25,580	24,101
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	18,225	19,193
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	20,000	21,160
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	2,110	1,967
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	20,490	21,490
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	20,000	21,065
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	5,000	4,632
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	26,830	28,067
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	3,825	4,050
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	14,680	15,080
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.250%	2/15/27	500	502
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/32	585	613
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,930	3,069
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/30	21,560	23,311
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	16,380	15,326
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	16,760	15,482
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	1,795	1,879
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	30,975	32,389
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	32,380	33,478
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/42	2,000	1,571
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	4,330	4,058
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	26,820	27,939
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	1,180	1,182
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	2,530	2,652
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	5,000	5,399
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	8,245	9,021
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	9,000	9,742
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	1,000	1,025
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	11,190	11,881
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	3,500	3,753
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/38	1,350	1,432
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	60	60
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	55	55
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	5	5
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/35	1,345	1,398
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	10,710	10,472
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	17,210	16,574
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	23,335	22,123
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	1,250	1,173
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/44	20,000	20,676
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,554

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,375
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	52,316
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	13,074
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	14,000	15,457
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,101
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	21,850	24,297
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,610	17,676
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	17,907
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	5,000	5,114
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	30,550	34,167
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	32,112
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	33,488
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	17,685	18,065
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	39,745
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,000	15,712
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	37,884
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	1,939
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	19,135
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	27,915
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	19,187
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	30,500	31,387
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,130
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	9,500	9,695
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,000	5,108
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	21,690	21,871
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,097
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	6,475	6,845
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	16,230	17,121
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	17,915	18,815
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	15,635	16,313
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	11,380	11,895
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/47	23,345	24,277
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/47	20,000	20,833
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/28	2,065	2,183
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/29	20,000	19,532
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	13,750	13,813
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,196
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	16,114
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	7,496
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	9,800
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	5,781
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/36	2,700	2,448
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	9,736
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,133
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	4,853
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	10,328
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/40	2,010	2,205
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/41	5,050	4,202
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	2,745	2,979
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	3,000	3,221
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/44	1,825	1,973
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/45	5,000	5,395
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/28	1,400	1,376
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/29	4,055	4,010
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/29	1,180	1,158
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/32	3,000	2,922
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	3,078
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,702
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,142
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/43	1,000	989
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	625	612
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	19,475	18,954
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	10,670	10,394
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,550	5,497
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	1,000
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	30,050	29,453
[15]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	1,875	1,836
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,370	1,373
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	12,045	11,824

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	15,620	15,681
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	19,715	19,671
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	18,500	18,503
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	23,000	22,828
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	10,360	10,385
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/30	6,365	6,315
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	31,355	30,400
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/32	4,255	4,179
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/32	10,020	9,914
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/35	40,820	40,241
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,127
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,370
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	6,025	6,057
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	25,314
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,805	2,700
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	9,025	8,663
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	8,250	8,025
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	3,757
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	6,590	6,313
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,627
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	21,930	20,822
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	4,000	3,807
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,059
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,090	3,705
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,000	1,948
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	18,000	16,910
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	7,165	7,802
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,135	1,110
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	4,340	4,059
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/27	750	777
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/35	1,420	1,486
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	1,650	1,719
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/37	4,005	4,154
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	4,495	4,644
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/40	4,920	4,604
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,000	905
[7]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/36	1,500	1,664
[7]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/41	1,225	1,318
[7]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/43	1,325	1,432
[7]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/44	1,050	1,132
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	2,000	2,078
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	27,354
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	12,685	12,375
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/32	1,000	1,105
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	5,455	6,059
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	3,825
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/32	18,320	17,707
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/33	1,050	1,171
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,263
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,415	12,125
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	5,605	6,276
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,227
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,283
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,053
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,165
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,173
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,200
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,194
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,186
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	4,643
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,263
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,170
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,710	2,942

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,299
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,000	1,080
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	6,395	6,654
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	7,000	7,558
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,170	1,255
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/40	1,760	1,909
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,000	4,294
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,400	4,723
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,250	1,351
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/40	1,260	1,363
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/41	2,000	2,152
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	6,000	6,398
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	4,375	4,665
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,750	2,951
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/41	1,730	1,858
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	3,625	3,863
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	2,975	3,172
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	2,400	2,429
[7]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/43	1,850	1,965
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,850	1,960
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/43	3,000	3,180
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/44	2,180	2,301
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/45	1,500	1,578
	Suffolk County NY GO	3.000%	10/15/40	10,200	8,736
	Suffolk County NY GO	3.000%	10/15/41	10,535	8,824
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	6,000	6,133
	Suffolk Regional Off-Track Betting Co. Revenue	5.750%	12/1/44	3,500	3,559
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,000	1,230
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	4,000	4,307
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	6,020	6,441
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,050
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,000	1,624
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	8,677
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	10,513
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	21,471
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	15,235
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	15,119
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,071
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,379
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	8,470
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,060
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,485
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	6,151
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,617
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	11,222
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	17,065
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	10,950	11,274
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,585	2,631
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,455	2,499
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/39	2,300	2,263
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	8,550	9,207
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,000	1,061
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	6,390	6,818
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	30,000	30,311
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	5,270	5,575
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	10,000	10,421
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	7,350	7,669
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	15,100	16,017
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	31,285	33,723
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,005	16,377
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	15,500	16,889
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	10,320	11,424
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/31	1,750	1,941
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	3,545	3,387
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	3,055	3,389
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/32	1,225	1,367
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	10	9
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	2,915	3,310
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	35,000	39,740
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	5,430	6,081

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	8,590	9,789
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/34	1,000	1,120
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	4,445	4,912
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	4,025	4,422
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	3,595	3,907
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	6,500	6,913
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	5,050	5,538
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	7,500	8,058
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	5,395	5,769
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	7,500	7,886
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,960	5,372
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/42	2,760	2,924
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	31,220	32,676
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,985	2,097
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/45	14,000	14,688
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/46	13,000	13,577
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	20,099
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	19,856
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/38	1,000	1,095
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/39	1,000	1,087
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	2,200	2,332
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,410	3,627
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,000	3,206
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,200	3,385
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,750	3,984
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	3,915	4,119
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	4,000	4,222
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/44	6,000	6,302
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/45	5,000	5,238
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/46	4,010	4,182
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	2,575	2,740
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/31	2,000	2,114
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/32	2,870	3,019
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/33	2,500	2,618
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/35	2,000	2,076
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/38	1,275	1,307
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/39	1,155	1,180
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	2,230	2,046
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,005
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,131
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	11,468
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,366
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	10,250	10,489
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,147
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	8,657
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,010	1,021
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,990	4,029
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,040
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	4,000	3,960
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	25,307
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	28,500	28,660
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	17,660
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	51,159
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,302
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	20,000	21,836
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	9,000	9,754
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,200	2,244
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	1,740	1,904
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	5,512
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,810	4,131
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,570
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	3,630	3,963
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,343
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/32	4,000	4,398
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	2,919
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/33	3,000	3,316
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	4,295	4,741
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	11,300	11,489
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,000	2,978
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	115	115

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,506
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,490
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,054
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,566
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,718
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,780
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,189
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,550
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,714
[1]	Yonkers NY GO	5.000%	11/15/35	425	464
[1]	Yonkers NY GO	5.000%	11/15/36	450	489
[1]	Yonkers NY GO	5.000%	11/15/37	425	459
[1]	Yonkers NY GO	5.000%	11/15/39	1,000	1,071
					10,199,382
North Carolina (0.7%)
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,001
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/38	310	269
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/39	435	371
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/40	485	406
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,056
	Charlotte NC (Transit Projects) COP	3.000%	6/1/39	3,685	3,133
	Charlotte NC (Transit Projects) COP	3.000%	6/1/41	4,060	3,301
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,610
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,274
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,191
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	2,908
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,200
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,743
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,003
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,469
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,708
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,268
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,156
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	1,862
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,200	2,108
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/41	2,155	2,283
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	3,955	4,143
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	6,435	6,710
	Charlotte NC GO	5.000%	6/1/26	2,700	2,761
	Charlotte NC GO	5.000%	7/1/29	2,350	2,537
	Charlotte NC GO	5.000%	7/1/30	2,425	2,656
	Charlotte NC GO	5.000%	7/1/33	1,325	1,499
	Charlotte NC GO	5.000%	6/1/34	2,370	2,525
	Charlotte NC GO	5.000%	7/1/37	2,250	2,487
	Charlotte NC GO	5.000%	7/1/38	2,175	2,389
	Charlotte NC GO	5.000%	7/1/41	4,425	4,768
	Charlotte NC GO	5.000%	7/1/43	2,325	2,476
	Charlotte NC Storm Water Revenue	5.000%	12/1/31	1,920	2,139
	Charlotte NC Storm Water Revenue	5.000%	12/1/32	2,000	2,250
	Charlotte NC Storm Water Revenue	5.000%	12/1/40	1,165	1,281
	Charlotte NC Storm Water Revenue	5.000%	12/1/41	1,165	1,271
	Charlotte NC Storm Water Revenue	5.000%	12/1/42	2,000	2,167
	Charlotte NC Storm Water Revenue	5.000%	12/1/43	2,000	2,154
	Charlotte NC Storm Water Revenue	5.000%	12/1/44	1,300	1,391
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/32	1,250	1,401
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/33	1,000	1,128
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/34	1,315	1,498
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/35	1,785	1,790
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	2,335	2,676
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/41	2,000	2,176
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/42	2,500	2,701
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/43	5,000	5,370
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	2,355	2,513
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/27	11,535	11,452
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	1,515	1,516
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	11,250	10,192
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,600	3,552
	Guilford County NC GO	5.000%	3/1/28	23,445	24,765
	Guilford County NC GO	5.000%	3/1/29	30,880	33,164

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guilford County NC GO	3.000%	5/1/38	2,220	1,952
	Guilford County NC GO	3.000%	5/1/39	2,220	1,922
	Guilford County NC GO	4.000%	3/1/42	5,620	5,474
	Guilford County NC GO	4.000%	3/1/43	3,335	3,213
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/33	930	1,028
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/35	545	607
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,988	3,017
	Mecklenburg County NC GO	5.000%	9/1/25	17,320	17,419
	Mecklenburg County NC GO	5.000%	9/1/29	10,000	10,822
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,180
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,567
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,306
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,785
	North Carolina Appropriations Revenue	5.000%	5/1/29	20,165	20,926
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	7,719
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	9,632
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,491
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	15,013
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	10,000	10,009
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/43	6,135	6,141
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	10,690	10,642
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	11,885	12,573
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	491
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	293
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	465
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,304
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	787
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	310
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	365
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	946
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	2,840
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	558
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	992
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,467
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	645
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	504
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,712
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,512
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	612
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,191
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	871
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	1,550	1,478
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/36	660	618
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,127
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	2,734
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,025
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/28	365	361
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/29	310	306
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/29	135	134
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/34	395	393
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/44	1,815	1,780
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn at Maryfield Project)	5.000%	10/1/40	1,050	1,017
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,277
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,658
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	2,972
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,925	4,076
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,663
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,337
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,521
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,023
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,428
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	3,780	3,977
[6]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	9,000	6,389
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	16,481
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	10,454
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	21,281
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,692
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,020
	Pender County NC GO	3.000%	3/1/39	5,100	4,468

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pender County NC GO	3.000%	3/1/40	4,200	3,579
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,931
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	530	555
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,082
	Rowan County NC Appropriations Revenue	5.000%	4/1/31	1,655	1,813
	Rowan County NC Appropriations Revenue	5.000%	4/1/32	1,000	1,106
	Rowan County NC Appropriations Revenue	4.000%	4/1/38	2,190	2,125
	Rowan County NC Appropriations Revenue	4.000%	4/1/39	2,000	1,929
	Rowan County NC Appropriations Revenue	4.000%	4/1/40	1,125	1,076
	Rowan County NC Appropriations Revenue	4.000%	4/1/41	1,105	1,056
	Rowan County NC Appropriations Revenue	4.000%	4/1/42	1,125	1,073
	Rowan County NC Appropriations Revenue	4.000%	4/1/43	955	903
	Rowan County NC Appropriations Revenue	4.000%	4/1/44	2,000	1,870
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,296	2,335
	Union County NC Enterprise System Water Revenue	3.000%	6/1/39	1,210	1,029
	Union County NC Enterprise System Water Revenue	3.000%	6/1/43	3,100	2,422
	Union County NC GO	5.000%	9/1/27	5,935	6,212
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	999
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,241
[7]	Wake County NC Appropriations Revenue	5.000%	5/1/34	2,000	2,254
[7]	Wake County NC Appropriations Revenue	5.000%	5/1/37	1,750	1,949
[7]	Wake County NC Appropriations Revenue	5.000%	5/1/39	3,000	3,297
[7]	Wake County NC Appropriations Revenue	5.000%	5/1/40	1,000	1,091
[7]	Wake County NC Appropriations Revenue	5.000%	5/1/41	2,500	2,706
[7]	Wake County NC Appropriations Revenue	5.000%	5/1/42	3,500	3,760
	Wake County NC GO	4.000%	6/1/42	3,455	3,364
	Wake County NC GO	4.000%	6/1/43	3,455	3,328
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,188
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,395
	Wilson NC Special Obligation Revenue	4.000%	10/1/40	1,175	1,149
	Wilson NC Special Obligation Revenue	4.000%	10/1/42	2,255	2,187
	Wilson NC Special Obligation Revenue	4.000%	10/1/43	1,430	1,371
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	493
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	551
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	833
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	864
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	619
					549,546
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	8,915	8,864
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,005
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,141
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,450
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,770	1,840
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,568
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	550	583
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,744
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	550	579
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,360
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	500	524
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	913
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	1,814
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	500	519
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	1,958
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	625	644
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	650	666
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	675	688
	Horace ND GO	5.000%	5/1/31	555	581
	Horace ND GO	5.000%	5/1/32	580	609
	Horace ND GO	4.500%	5/1/39	2,000	1,942
	Horace ND GO	4.750%	5/1/44	750	720
	Mandan Public School District No. 1 GO	5.000%	8/1/26	1,250	1,279
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/55	2,000	2,194
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/52	2,920	2,830
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	5,240	5,521
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	1,998
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,792
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,685	3,661
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,250	2,212

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	2,000	1,867
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,300
					64,366
Ohio (2.5%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,372
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	490	510
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,237
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	330
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,343
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,025	1,080
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	710
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,019
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	900	939
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	1,300	1,270
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	291
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,590
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,800	3,654
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,800	2,657
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	749
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,500	1,386
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	13,000	11,677
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	472
	Akron OH Income Tax Revenue	4.000%	12/1/28	775	781
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,021
	Akron OH Income Tax Revenue	4.000%	12/1/30	890	894
	Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,158
	Akron OH Income Tax Revenue	4.000%	12/1/31	490	491
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	375
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,659
	Akron OH Income Tax Revenue	4.000%	12/1/32	745	747
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,175
	Akron OH Income Tax Revenue	4.000%	12/1/33	615	616
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,380
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	11,466
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,176
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,583
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	9,625
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,421
[7]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	10,000	10,529
[7]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	11,250	11,752
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	16,629
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	25,170	26,618
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/35	1,305	1,185
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	3,994
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,882
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,570
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,854
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/41	835	877
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/42	1,000	1,046
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/43	725	754
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/44	750	776
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,242
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,285
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	8,045	8,162
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	6,785	7,008
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,055	6,350
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	3,000	3,192
[1]	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/34	3,030	3,054
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/34	4,620	4,762
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35	3,000	3,087
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37	4,245	4,348
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	2,335	2,387
	Ashland City School District GO	3.000%	11/1/42	1,000	802
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,051
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,467
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	1,868
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	1,952
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,071
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,135

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,003
[1]	Brunswick City School District GO	0.000%	12/1/34	530	349
[1]	Brunswick City School District GO	0.000%	12/1/35	200	126
[1]	Brunswick City School District GO	0.000%	12/1/36	200	119
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,555	2,613
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,875	3,997
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,335	2,437
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,000	5,206
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,795	5,991
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	7,300	7,483
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	2,821
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	885	823
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	10,830	9,951
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	2,665	2,325
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,165	1,182
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,245	1,256
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,203
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,000	1,824
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,380
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,042
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,094
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	5,753
	Cincinnati OH GO	5.000%	12/1/27	845	887
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,082
	Cincinnati OH GO	4.000%	12/1/31	780	789
	Cincinnati OH GO	4.000%	12/1/32	800	807
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,325
[10]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/33	1,565	1,089
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,409
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,783
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,618
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,325
	Cleveland OH GO	4.000%	12/1/33	310	316
	Cleveland OH GO	4.000%	12/1/34	2,285	2,315
	Cleveland OH GO	4.000%	12/1/35	1,660	1,673
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	676
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	517
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	448
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	709
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	476
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	424
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	436
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	673
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	4,975	4,783
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/31	3,175	3,176
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/32	3,340	3,341
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	1,870	1,977
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/35	1,915	2,015
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/36	2,065	2,163
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/37	1,170	1,220
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/39	2,400	2,478
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/40	2,525	2,630
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/41	2,660	2,754
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/42	2,805	2,893
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/30	200	215
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/31	200	217
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/34	300	319

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/39	400	388
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/41	400	372
[3]	Columbus City School District GO	0.000%	12/1/27	13,520	12,423
[3]	Columbus City School District GO	0.000%	12/1/29	11,170	9,541
	Columbus City School District GO	5.000%	12/1/30	5,110	5,185
[3]	Columbus City School District GO, ETM	0.000%	12/1/27	540	495
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	3,095
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,542
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/34	8,605	8,455
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/34	2,025	1,946
	Columbus OH GO	4.000%	4/1/26	16,170	16,326
	Columbus OH GO	5.000%	4/1/39	7,950	8,305
	Columbus OH GO	5.000%	4/1/40	5,050	5,258
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/32	3,420	3,472
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,100	1,172
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/42	750	791
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/43	750	787
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/44	2,200	2,296
	Columbus State Community College GO	3.000%	12/1/36	1,110	974
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,522
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,183
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	1,085	1,127
	Copley-Fairlawn City School District GO	5.000%	12/1/40	550	561
	Copley-Fairlawn City School District GO	5.000%	12/1/41	820	833
	Copley-Fairlawn City School District GO	5.000%	12/1/42	1,000	1,013
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,007
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,327
	Cuyahoga County OH GO	3.000%	12/1/33	2,460	2,265
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,022
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,023
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	2,904
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	989
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,193
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,405
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	16,229
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/25	440	441
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/27	625	631
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/28	835	845
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/31	1,505	1,518
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/32	665	668
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/34	1,000	1,000
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/36	1,360	1,344
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/37	640	627
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/38	1,635	1,589
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/31	4,980	5,462
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	5,325	5,884
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/33	5,680	6,311
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/40	5,800	6,199
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/41	5,900	6,258
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,177
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,121
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,738
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,075
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,831
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,224
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,614
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	475	444
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,049
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,046

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,564
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,350
	Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,262
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	4,965	5,038
[13]	Freddie Mac Pool	3.400%	3/1/38	9,898	9,427
[13]	Freddie Mac Pool	3.700%	9/1/38	6,667	6,309
[13]	Freddie Mac Pool	3.350%	10/1/38	14,704	13,920
[13]	Freddie Mac Pool	3.750%	7/1/39	4,895	4,544
[13]	Freddie Mac Pool	3.450%	7/1/40	9,874	9,098
[13]	Freddie Mac Pool	3.900%	7/1/40	5,747	5,565
[13]	Freddie Mac Pool	3.400%	11/1/40	4,018	3,647
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,184
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	920	951
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	898
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	973
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	2,550	2,700
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,313
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	969
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,080	4,315
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,640	2,780
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	11,800
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,058
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,074
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	14,246
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,122
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/36	2,845	3,019
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	13,186
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,383
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/37	1,730	1,824
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,515
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,078
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,647
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,384
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,103
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/41	2,625	2,716
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,510
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/42	3,000	3,079
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/43	1,825	1,862
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/44	3,000	3,045
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/45	1,745	1,765
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	13,085
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	703
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	520	517
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,807
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,649
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/36	1,325	1,329
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	1,500	1,576
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/29	1,920	2,081
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/32	500	560
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/31	3,310	3,347
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/33	3,040	3,046
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/35	1,175	1,164
	Kent State University College & University Revenue	5.000%	5/1/37	4,000	4,370
	Kent State University College & University Revenue	5.000%	5/1/38	4,295	4,658
	Kings Local School District GO	5.000%	12/1/41	2,085	2,206
	Kings Local School District GO	5.000%	12/1/42	2,215	2,331
	Kings Local School District GO	5.000%	12/1/43	2,340	2,449
	Kings Local School District GO	5.000%	12/1/44	1,000	1,043
	Lake County OH GO	5.000%	12/1/36	1,100	1,154
	Lake County OH GO	5.000%	12/1/37	645	675
	Lake County OH GO	5.000%	12/1/38	1,065	1,111
	Lake County OH GO	5.000%	12/1/39	750	780
	Lake County OH GO	5.000%	12/1/40	1,000	1,038
	Lake County OH GO	5.000%	12/1/41	1,000	1,033
	Lake County OH GO	5.000%	12/1/42	1,185	1,219
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,687
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,175
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,265
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,753
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	9,700	10,142

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	824
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,216
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,547
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,541
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,350
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,564
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	2,948
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,770
Miami University OH College & University Revenue	4.000%	9/1/38	1,080	1,055
Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,074
Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	346
Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,100	1,009
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	5,709
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	10,603
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	11,114
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	8,830
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	12,018
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	790
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,497
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	5,151
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	787
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	12,629
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	455
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	4,282
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	760
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	15,617
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	466
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	15,412
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	495
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	5,929
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	6,590	5,303
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	359
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	13,220	11,661
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	1,000	848
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/29	470	495
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/30	375	398
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/31	405	433
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/32	595	638
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/33	680	729
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/34	1,000	1,074
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/35	650	694
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/36	650	690
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/37	510	538
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/38	575	604
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/40	500	528
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/41	500	524
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/42	500	522
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/43	500	519
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/44	500	517
North Ridgeville City School District GO	5.000%	12/1/41	1,825	1,876
North Ridgeville City School District GO	5.000%	12/1/42	2,285	2,337
North Ridgeville City School District GO	5.000%	12/1/43	1,340	1,366
North Ridgeville City School District GO	5.000%	12/1/44	1,070	1,090
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/32	5,000	5,605
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/33	2,500	2,817
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/34	3,000	3,395
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,691
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/35	2,330	2,616
Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	13,020	13,079
Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/29	25,205	24,099
Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/29	305	294
Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/27	9,725	9,767
Ohio Appropriations Revenue	5.000%	12/15/33	4,000	4,493
Ohio GO	5.000%	8/1/26	25,360	26,012
Ohio GO	5.000%	9/1/26	10,000	10,274
Ohio GO	5.000%	9/15/27	2,410	2,525
Ohio GO	5.000%	5/1/31	1,335	1,335
Ohio GO	5.000%	3/1/32	8,230	8,446
Ohio GO	5.000%	3/1/33	8,645	8,853

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio GO	5.000%	5/1/33	3,000	3,132
Ohio GO	5.000%	6/15/33	16,465	16,669
Ohio GO	5.000%	3/1/34	9,075	9,274
Ohio GO	5.000%	5/1/34	3,250	3,378
Ohio GO	5.000%	3/1/35	8,530	8,705
Ohio GO	5.000%	5/1/35	6,000	6,139
Ohio GO	5.000%	6/15/35	19,795	20,018
Ohio GO	5.000%	3/1/36	10,005	10,194
Ohio GO	5.000%	6/15/36	18,000	18,188
Ohio GO	5.000%	3/1/37	10,505	10,687
Ohio GO	5.000%	5/1/37	10,000	10,205
Ohio GO	5.000%	3/1/38	9,030	9,172
Ohio GO	3.000%	6/15/39	2,500	2,135
Ohio GO	5.000%	6/15/39	3,000	3,136
Ohio GO	5.000%	6/15/42	5,365	5,749
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	23,069
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	9,618
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	23,633
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,015	1,032
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	377
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	473
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,290
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	591
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,558
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	970
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	11,350	12,492
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,135	3,261
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,649
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	7,815
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,239
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,175	4,313
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	16,090	17,839
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,245
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,265
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	3,104
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	2,009
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,245	1,300
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,787
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,070
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,571
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,161
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,286
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	2,000	1,909
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	948
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	5,000	3,777
Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/28	10,500	10,241
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/34	1,200	1,239
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,505
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,552
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,768
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	3,250	3,266
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	5,028
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	5,352
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	2,400	1,981
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/38	1,055	950
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/39	1,105	981
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/40	1,225	1,069
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/41	1,275	1,094
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/37	2,500	2,107
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/34	350	388
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/35	500	556
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/37	700	758

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/38	1,500	1,613
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/39	1,750	1,872
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/40	1,250	1,326
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/42	1,700	1,776
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/43	550	570
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/44	960	865
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/45	500	447
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/27	140	144
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/28	180	187
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/29	170	179
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/30	270	286
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/31	280	299
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/33	950	1,020
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/35	2,260	2,410
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/37	1,000	1,050
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/38	2,030	2,116
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/39	1,755	1,820
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/41	695	711
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/44	1,800	1,807
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,166
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,316
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/36	2,886	2,764
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/41	3,650	3,704
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,565	2,505
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	11,875	12,458
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	3,955	4,266
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/56	3,300	3,618
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	1,470	1,464
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	5,820	5,696
Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,657
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,063
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,233
Ohio Lease (Appropriation) Revenue	5.000%	4/1/35	1,000	1,130
Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,490
Ohio Lease (Appropriation) Revenue	5.000%	4/1/36	1,500	1,698
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,242
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,170
Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	5,246
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,071
Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,135
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,152
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	14,065
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	10,309
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	4,450	2,816
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	17,551
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,122
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	7,580
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	16,390	8,233
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	12,230	5,186
Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/43	17,500	17,722
Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	9,868
Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	5,744
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	14,756
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	18,675
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	10,869
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	10,433
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	6,000	6,195
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	14,480	15,229
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	13,000	13,421
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	4,480	4,746
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	25,464
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	8,360	8,928
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	20,000	22,508

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/38	4,000	4,030
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	1,500	1,610
	Ohio Water Development Authority Water Revenue	5.000%	12/1/41	1,500	1,602
	Ohio Water Development Authority Water Revenue	5.000%	12/1/42	1,625	1,720
	Ohio Water Development Authority Water Revenue	5.000%	12/1/42	7,900	8,437
	Ohio Water Development Authority Water Revenue	5.000%	12/1/43	7,000	7,433
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	6,875	7,264
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	6,330	6,720
	Ohio Water Development Authority Water Revenue	5.000%	12/1/45	2,165	2,280
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/39	1,000	1,056
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/40	1,500	1,601
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/40	1,000	1,052
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/41	1,470	1,558
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/41	1,000	1,045
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/42	2,590	2,726
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/42	1,500	1,557
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/43	2,720	2,846
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/43	1,550	1,600
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/44	2,360	2,458
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/44	1,375	1,421
	Princeton City School District GO	0.000%	12/1/41	1,065	475
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,028
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.500%	12/1/43	3,300	3,438
	Toledo City School District GO	5.000%	12/1/34	800	899
	Toledo City School District GO	5.000%	12/1/35	560	628
	Toledo City School District GO	5.000%	12/1/36	1,575	1,753
	Toledo City School District GO	5.000%	12/1/37	1,100	1,215
	Toledo City School District GO	5.000%	12/1/38	1,900	2,093
	Toledo City School District GO	5.000%	12/1/39	1,100	1,203
	Toledo City School District GO	5.000%	12/1/40	500	543
	Toledo City School District GO	5.000%	12/1/41	1,400	1,509
	Toledo City School District GO	5.000%	12/1/42	1,855	1,976
	Toledo City School District GO	5.000%	12/1/43	1,100	1,165
	Toledo City School District GO	5.000%	12/1/44	1,730	1,822
	Toledo City School District GO	5.000%	12/1/45	1,260	1,322
	Toledo OH GO	4.000%	12/1/35	1,200	1,209
[1]	University of Akron College & University Revenue	5.000%	1/1/30	1,085	1,157
	University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,176
	University of Cincinnati College & University Revenue	5.000%	6/1/31	685	732
	University of Cincinnati College & University Revenue	5.000%	6/1/32	560	619
	University of Cincinnati College & University Revenue	5.000%	6/1/33	1,000	1,111
	University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,219
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,248
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,662
	University of Cincinnati College & University Revenue	5.000%	6/1/40	1,125	1,197
	University of Cincinnati College & University Revenue	5.000%	6/1/41	1,900	2,013
	University of Cincinnati College & University Revenue	5.000%	6/1/41	2,225	2,351
	University of Cincinnati College & University Revenue	5.000%	6/1/42	11,780	12,418
	University of Cincinnati College & University Revenue	5.000%	6/1/42	2,335	2,453
	University of Cincinnati College & University Revenue	5.000%	6/1/43	5,975	6,277
	University of Cincinnati College & University Revenue	5.000%	6/1/43	2,450	2,565
	University of Cincinnati College & University Revenue	5.000%	6/1/44	3,100	3,244
[4]	University of Toledo College & University Revenue TOB VRDO	2.600%	5/1/25	22,650	22,650
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,181
	Worthington City School District GO	5.000%	12/1/38	700	754
	Worthington City School District GO	5.000%	12/1/39	1,000	1,072
					1,874,831
Oklahoma (0.5%)
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/39	800	853
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/40	1,160	1,226

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/44	3,930	3,642
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	793
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,772
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/40	4,195	4,443
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	6,000	6,321
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	4,500	4,758
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	4,000	4,196
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	4,000	4,213
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,510
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,070
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,265
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,117
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,050
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,157
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,423
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,256
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,313
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,369
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,307
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	3,085	3,049
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	1,972
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,444
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,461
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	17,165	16,671
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/28	235	241
	Oklahoma City OK GO	5.000%	3/1/28	3,080	3,245
	Oklahoma City OK GO	4.000%	3/1/30	1,900	1,919
	Oklahoma City OK GO	4.000%	3/1/38	5,800	5,771
	Oklahoma City OK GO	4.000%	3/1/39	5,800	5,711
[7]	Oklahoma City OK GO	4.000%	3/1/39	7,000	6,857
	Oklahoma City OK GO	4.000%	3/1/40	5,800	5,640
[7]	Oklahoma City OK GO	4.000%	3/1/40	7,420	7,199
	Oklahoma City OK GO	4.000%	3/1/42	5,800	5,452
	Oklahoma City OK GO	4.000%	3/1/44	5,820	5,364
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	3,600	3,678
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	1,850	1,890
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	2,500	2,554
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Midwest City-Del City Public Schools Project)	5.000%	10/1/37	1,000	1,096
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/38	1,000	1,090
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/39	1,150	1,249
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/40	1,500	1,616
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/41	2,000	2,139
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/42	1,500	1,593
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/44	1,850	1,935
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/45	1,000	1,044
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,010
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,796
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,814
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,437
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,110
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,284
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,120
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	2,740	2,818
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	8,710	8,901
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/37	3,000	3,069
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	18,475	18,626
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	5,000	5,405
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/32	6,000	6,538

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	6,485	7,091
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/34	1,000	1,098
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	414
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,512
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	477
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	982
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	923
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	420
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	400
[7]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/32	1,000	1,079
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,129
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,557
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,651
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/36	2,170	2,426
[7]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	3,930	4,278
[7]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/38	2,425	2,626
[7]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/39	3,750	4,048
[7]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/40	1,750	1,871
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/41	4,500	4,823
[7]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/41	1,000	1,057
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	4,850	5,161
[7]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	1,720	1,805
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/43	5,500	5,827
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/44	11,500	12,139
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/45	10,250	10,798
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.250%	10/1/44	7,300	7,689
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/31	210	233
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/32	280	308
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/33	345	378
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/34	425	465
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/35	305	332
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/36	375	406
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/37	335	360
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/38	450	482
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/39	330	352
	Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/42	3,740	3,944
	Oklahoma Water Resources Board Water Revenue	2.125%	4/1/36	1,745	1,348
	Oklahoma Water Resources Board Water Revenue	5.000%	10/1/36	1,000	1,021
	Oklahoma Water Resources Board Water Revenue	4.000%	10/1/43	7,000	6,720
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/43	1,575	1,672
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/44	1,665	1,759
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/27	2,350	2,386
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	999
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	351
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	5,085
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	6,099
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/38	1,245	1,234
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/39	1,690	1,656
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	973
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	10,869
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	11,418
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,002
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,017
					360,012
Oregon (1.0%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/35	1,000	1,032
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/36	1,000	1,029
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/37	1,000	1,027
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,048
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,048
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	1,000	1,021

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,342
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	809
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,055
	Clackamas Community College District GO	5.000%	6/15/33	1,260	1,411
	Clackamas Community College District GO	5.000%	6/15/41	1,500	1,617
	Clackamas Community College District GO	5.000%	6/15/42	1,500	1,605
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	12,201
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	17,120	17,443
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/38	14,600	7,732
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/42	1,000	1,064
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/43	1,165	1,233
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/44	760	800
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/45	1,825	1,915
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,310
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	557
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	584
	Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,145
	Forest Grove OR College & University Revenue	4.000%	5/1/37	635	565
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	762
	Forest Grove OR College & University Revenue (Pacific University Project)	5.000%	5/1/30	550	550
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	1,230	1,276
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	631
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	638
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	2,040	2,195
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	2,230	2,371
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	1,350	1,431
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	845
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,314
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,557
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,780
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,261
[3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	12,557
[3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/45	1,500	1,336
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/37	5,000	5,058
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/33	5,350	5,028
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/36	4,000	3,561
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	10,574
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/40	6,820	7,301
	Multnomah County School District No. 40 GO	0.000%	6/15/31	2,000	1,586
	Multnomah County School District No. 40 GO	0.000%	6/15/32	1,715	1,301
	Multnomah County School District No. 40 GO	0.000%	6/15/37	1,000	582
	Multnomah County School District No. 40 GO	0.000%	6/15/38	750	410
	Multnomah-Clackamas Counties OR Centennial School District No. 28JT GO	5.000%	6/15/45	2,000	2,086
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/26	705	719
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/34	2,675	2,743
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/35	2,750	2,816
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	4,365	4,455
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	3,590	3,932
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	3,890	4,198
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/42	9,000	9,557
	Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/42	1,495	1,595
	Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/43	1,105	1,171
	Oregon (Articale XI-Q State Projects) GO	5.250%	5/1/44	3,100	3,344
[7]	Oregon (Article XI-G Project) GO	5.000%	8/1/41	800	866
[7]	Oregon (Article XI-G Project) GO	5.000%	8/1/42	1,030	1,106
[7]	Oregon (Article XI-G Project) GO	5.000%	8/1/43	700	750
	Oregon (Article Xi-Q-State Project) GO	5.000%	5/1/39	3,350	3,685
	Oregon (Article Xi-Q-State Project) GO	5.000%	5/1/40	2,870	3,134
	Oregon (Article Xi-Q-State Project) GO	5.250%	5/1/42	2,000	2,195
	Oregon City School District No. 62 GO	0.000%	6/15/27	250	234
	Oregon City School District No. 62 GO	0.000%	6/15/28	200	181
	Oregon City School District No. 62 GO	0.000%	6/15/30	500	421
	Oregon City School District No. 62 GO	0.000%	6/15/31	590	478
	Oregon City School District No. 62 GO	0.000%	6/15/32	625	486
	Oregon City School District No. 62 GO	0.000%	6/15/33	500	372
	Oregon City School District No. 62 GO	0.000%	6/15/34	500	356
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,698
	Oregon City School District No. 62 GO	5.000%	6/15/42	1,750	1,873
	Oregon City School District No. 62 GO	5.000%	6/15/43	1,550	1,648
	Oregon City School District No. 62 GO	5.000%	6/15/44	2,100	2,221

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon City School District No. 62 GO	5.000%	6/15/45	2,000	2,099
	Oregon City School District No. 62 GO	5.000%	6/15/46	5,000	5,227
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/32	2,000	2,229
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/33	2,500	2,807
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/34	1,125	1,271
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	12,290	12,879
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	15,746
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	5,605	5,836
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	17,030	17,914
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	4,848
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	21,000	21,639
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/32	8,000	8,922
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/33	20,000	22,454
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	61,670	69,574
	Oregon GO	4.000%	8/1/33	1,700	1,710
[7]	Oregon GO	5.000%	5/15/34	2,000	2,123
[7]	Oregon GO	5.000%	5/15/35	1,250	1,323
[7]	Oregon GO	5.000%	5/15/36	1,000	1,055
[7]	Oregon GO	5.000%	5/15/38	1,750	1,835
[7]	Oregon GO	5.000%	5/15/39	2,195	2,295
	Oregon GO	5.000%	6/1/39	2,500	2,750
	Oregon GO	5.000%	8/1/39	1,175	1,221
	Oregon GO	5.000%	6/1/40	2,550	2,752
	Oregon GO	5.000%	6/1/40	2,555	2,785
	Oregon GO	5.000%	6/1/41	2,015	2,179
	Oregon GO	5.250%	6/1/42	3,000	3,279
	Oregon GO	5.250%	6/1/42	1,000	1,098
	Oregon GO	5.250%	6/1/43	3,000	3,254
	Oregon GO	5.500%	12/1/53	5,660	5,988
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	2,014
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	1,815	1,797
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Fields Apartments Project)	3.930%	10/1/36	3,849	3,700
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/29	4,720	4,723
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/36	1,000	761
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/53	6,940	7,347
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	12,025	12,061
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	596
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	750
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	700
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	700
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,000
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,100
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,280
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,200
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	16,356
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,141
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,036
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,811
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,034
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,511
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,426
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,095
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,754
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,001
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	300	310
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/29	600	623
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/30	750	784
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/35	1,495	1,540
	Oregon State Lottery Revenue	5.000%	4/1/30	4,705	4,858
	Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,137

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,642
	Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,226
	Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,261
	Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,706
	Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,103
[7]	Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,242
[7]	Oregon State Lottery Revenue	5.000%	4/1/37	1,000	1,109
	Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,357
[7]	Oregon State Lottery Revenue	5.000%	4/1/38	2,750	3,025
[7]	Oregon State Lottery Revenue	5.000%	4/1/39	2,690	2,942
[7]	Oregon State Lottery Revenue	5.000%	4/1/40	4,550	4,937
[7]	Oregon State Lottery Revenue	5.000%	4/1/41	3,430	3,693
[7]	Oregon State Lottery Revenue	5.250%	4/1/42	4,000	4,373
[7]	Oregon State Lottery Revenue	5.250%	4/1/43	4,050	4,401
	Oregon State University College & University Revenue	5.000%	4/1/45	6,000	6,369
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,360
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/38	1,745	1,503
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/39	2,695	2,276
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,652
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,370
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,565
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,256
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,071
	Port of Morrow OR GO	4.000%	12/1/38	1,455	1,368
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,721
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,021
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,191
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,002
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	10,564
	Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,365
	Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,131
	Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,169
	Portland OR (Portland Building Project) GO	5.000%	6/15/38	6,880	7,048
	Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	5,158
	Portland OR (Portland Building Project) GO	5.000%	6/15/40	2,000	2,040
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/29	3,000	3,229
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/29	2,500	2,704
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/30	1,980	2,155
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/40	1,240	1,348
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/41	1,375	1,479
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/42	1,650	1,761
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/43	1,375	1,458
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/44	2,140	2,254
	Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	1,708
	Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	3,011
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	263
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	315
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	256
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	191
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	400	390
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	345	334
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	882
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/37	2,280	2,359
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,648
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	15,932
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	12,835
	Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	10,241
	Seaside School District No. 10 GO	5.000%	6/15/34	3,475	3,560
	Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,046
	Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,552
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,360	1,389
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/39	1,665	1,671
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	5,612
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,224
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/35	4,000	4,089
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/37	4,205	4,284
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/39	4,475	4,639
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Prere.	5.000%	6/15/27	795	826
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,065	1,129

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,560	10,796
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	12,369
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/37	2,442	1,399
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	5,500	2,973
					769,584
Pennsylvania (4.5%)
	Abington School District GO	4.000%	10/1/38	5,000	4,816
	Abington School District GO	4.000%	10/1/39	2,500	2,376
	Adams County General Authority College & University Revenue	5.000%	8/15/31	715	764
	Adams County General Authority College & University Revenue	5.000%	8/15/32	755	810
	Adams County General Authority College & University Revenue	5.000%	8/15/33	1,100	1,152
	Adams County General Authority College & University Revenue	5.000%	8/15/34	935	1,007
	Adams County General Authority College & University Revenue	5.000%	8/15/37	1,085	1,144
	Adams County General Authority College & University Revenue	5.000%	8/15/38	1,140	1,193
	Adams County General Authority College & University Revenue	5.000%	8/15/41	1,225	1,252
	Adams County General Authority College & University Revenue	5.000%	8/15/42	1,390	1,408
	Adams County General Authority College & University Revenue	5.000%	8/15/44	850	851
	Adams County General Authority College & University Revenue	5.000%	8/15/45	750	749
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.600%	6/1/29	630	614
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.900%	6/1/30	990	960
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	950	938
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/32	1,000	980
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/33	700	692
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/35	550	535
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,000	1,946
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	8,724
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	15,437
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	8,384
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	9,385	9,721
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,231
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,110	6,399
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	11,329
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	10,000	10,275
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	8,680
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,455
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,120
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,701
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,550	5,643
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,693
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,095	2,023
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	14,500	13,678
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,228
	Allegheny County IDA Industrial Revenue	5.125%	5/1/30	3,030	3,121
	Allegheny County PA GO	5.000%	11/1/29	12,065	12,344
	Allegheny County PA GO	5.000%	11/1/43	2,250	2,295
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/30	350	383
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/31	540	597
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/33	1,000	1,109
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	838
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/34	750	828
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	403
[3]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,200
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	750	823
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	678
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/36	625	681
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	601
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/37	860	931
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	746
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/38	1,000	1,077
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/39	705	756
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	408
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,248
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,000	1,069
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/41	16,380	15,959
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/43	1,245	1,309
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/44	3,195	3,011
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	3,281
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	4,484
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	5,187

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,568
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,028
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,453
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	2,615
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,515
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	1,450	1,504
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	1,450	1,510
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	2,830	2,967
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	3,345	3,510
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	2,550	2,669
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	1,915	1,998
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	2,700	2,813
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	1,000	1,037
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,010	10,080
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	2,390	2,426
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	1,715	1,740
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	4,810	4,843
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	7,565	7,606
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,500	1,514
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	7,705	7,485
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	20,670	19,986
[1]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,367
[1]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,421
[1]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,452
	Bellefonte Area School District GO	5.000%	5/15/42	1,365	1,422
	Bellefonte Area School District GO	5.000%	5/15/43	2,215	2,298
	Bellefonte Area School District GO	5.000%	5/15/44	2,000	2,071
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	470	421
[3]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,014
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,779
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,515
[1]	Bethlehem Area School District GO	5.000%	10/1/36	350	376
[1]	Bethlehem Area School District GO	5.000%	10/1/37	500	536
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/35	6,035	5,777
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/36	1,055	1,099
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/38	1,160	1,201
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/42	1,410	1,420
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/43	1,480	1,485
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/44	1,555	1,555
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	445	445
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	475	478
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	585	589
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/28	785	790
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/29	825	829
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/31	1,825	1,825
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/32	1,915	1,904
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	310
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,357
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	2,055	2,139
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,866
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,550
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,286
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,384
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,280
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/44	1,690	1,501
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,029
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/27	570	596
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,043
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,837
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	1,927
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,117
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,579
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,314
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,625
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,390
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,149
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,000	946
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,390
[4]	Chester County IDA Charter School Aid Revenue	4.000%	10/1/39	1,325	1,206
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/32	1,820	1,955

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/33	2,960	3,165
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/34	3,110	3,310
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/35	3,265	3,457
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/36	3,430	3,619
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,447
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,426
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,613
[3]	Coatesville School District GO	5.000%	8/1/25	4,045	4,059
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	986
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	2,298
[1]	Coatesville School District GO	4.250%	11/15/39	10,195	10,053
	Colonial School District GO	5.000%	2/15/36	1,000	1,023
	Colonial School District GO	5.000%	2/15/37	1,015	1,036
	Colonial School District GO	5.000%	2/15/38	1,560	1,591
	Colonial School District GO	5.000%	2/15/39	1,350	1,374
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	984
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	1,000	1,036
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,052
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,066
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	8,612
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,586
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	12,657
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	1,918
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,600	6,736
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	4,598
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,225	2,239
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	38,855	39,337
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	15,000	15,383
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	25,143
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	35,000	37,091
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,229
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	25,000	25,125
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	19,017
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	35,000	38,102
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	20,390	22,471
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	42,000	42,043
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	25,000	27,886
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	40,241
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	43,186
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,450	2,275
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	22,000	24,188
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	40,263
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	7,870	7,158
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	32,500	35,548
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	14,031
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	6,013
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	8,021
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	17,468
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,300
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	7,330
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	8,213
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	28,450	19,747
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	26,600	17,913
	Commonwealth of Pennsylvania GO	4.000%	8/15/41	14,000	13,562
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	13,500	13,087
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	14,695	14,061
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	17,950	16,977
	Conestoga Valley School District GO	4.000%	2/1/32	325	328
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	1,904
	Conestoga Valley School District GO	4.000%	2/1/39	640	623
	Conestoga Valley School District GO	4.000%	2/1/40	750	727
	Council Rock School District GO	2.000%	8/15/40	3,730	2,438
	Council Rock School District GO	2.000%	8/15/41	2,645	1,683
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,705	1,801
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	1,972
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,000	1,693
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,155	6,243
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/30	2,800	2,420

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/34	1,900	1,520
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/41	3,000	2,103
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,546
	Dauphin County PA GO	5.000%	11/15/41	1,730	1,814
	Dauphin County PA GO	5.000%	11/15/42	3,880	4,046
	Dauphin County PA GO	5.000%	11/15/43	2,000	2,074
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,401
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,005
	Delaware County PA GO	5.000%	8/1/37	345	374
	Delaware County PA GO	5.000%	8/1/38	460	495
	Delaware County PA GO	5.000%	8/1/42	1,475	1,559
	Delaware County PA GO	5.000%	8/1/43	1,850	1,949
	Delaware County PA GO	5.000%	8/1/44	1,390	1,458
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,101
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,580
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	6,100	5,451
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	2,000	2,044
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	965
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	2,950	2,818
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,015
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,503
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/43	100	83
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/43	1,250	1,139
	East Lycoming School District GO	4.000%	9/15/37	1,035	1,007
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,088
	East Lycoming School District GO	4.000%	9/15/40	1,000	975
	Easton Area School District GO	4.000%	4/1/30	2,300	2,300
	Easton Area School District GO	5.000%	2/1/31	1,580	1,653
	Exeter Township School District GO, Prere.	4.000%	5/15/27	3,090	3,148
[1]	Fairview School District GO	3.000%	9/15/34	650	589
[1]	Fairview School District GO	3.000%	9/15/36	500	445
[1]	Fairview School District GO	3.000%	9/15/37	500	435
[1]	Fairview School District GO	3.000%	9/15/38	1,000	847
[13]	Freddie Mac Pool	3.300%	8/1/39	25,738	23,704
[1]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,182
[1]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,602
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,174
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,027
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	8,745	9,165
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	17,175	16,459
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	3,220	3,283
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	27,795	29,330
[3]	Harrisburg School District GO	5.000%	11/15/26	4,560	4,693
[3]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,473
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,532
[3]	Hempfield Area School District GO	5.000%	3/15/42	14,000	14,581
	Kennett Consolidated School District GO	5.000%	2/15/41	275	293
	Kennett Consolidated School District GO	5.000%	2/15/42	325	342
	Kennett Consolidated School District GO	5.000%	2/15/43	1,245	1,300
	Kennett Consolidated School District GO	5.000%	2/15/45	500	519
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	826
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	464
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	442
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	6,891
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,457
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,410
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,045
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,040
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	817
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,222
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,266
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,500	2,524
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,006
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (St. Anne's Retirement Community Obligated Group)	5.000%	3/1/33	2,635	2,491
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,740	6,866
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	2,965
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	4,694

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/29	985	996
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/30	400	403
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/31	500	502
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/25	215	215
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/26	165	167
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/27	200	204
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/28	200	206
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/29	190	197
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/30	200	209
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/31	210	222
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/32	310	329
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/33	400	425
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/34	425	452
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	4.000%	12/1/35	1,825	1,766
[1]	Lancaster PA GO	5.000%	11/1/34	1,890	2,031
[1]	Lancaster School District GO	5.000%	6/1/30	250	270
[1]	Lancaster School District GO	5.000%	6/1/31	250	273
[1]	Lancaster School District GO	5.000%	6/1/32	375	412
[1]	Lancaster School District GO	5.000%	6/1/42	1,705	1,782
[1]	Lancaster School District GO	5.000%	6/1/43	1,065	1,110
[1]	Lancaster School District GO	5.000%	6/1/44	1,210	1,253
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	163
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	204
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	380
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	384
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	218
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	198
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	207
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,655	3,563
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/42	5,485	5,296
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	10,485	9,957
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/44	7,000	6,594
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,156
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,910	2,996
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	535
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	5,539
[3]	Luzerne County PA GO	5.000%	12/15/25	500	505
[3]	Luzerne County PA GO	5.000%	12/15/25	400	404
[3]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,030
[3]	Luzerne County PA GO	5.000%	12/15/26	500	515
[3]	Luzerne County PA GO	5.000%	12/15/27	500	521
[3]	Luzerne County PA GO	5.000%	12/15/27	500	521
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,091
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	691
	Manheim Central School District GO	4.000%	5/1/36	825	814
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,657
[1]	Middletown Area School District GO	5.000%	3/1/39	1,670	1,758
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,000	2,119
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	520	558
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,200	1,283
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	810	872
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,000	971
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,000	1,855
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,086
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,249
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,251
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	7,524
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,168
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,000	1,077
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,129
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	3,000	2,897
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	2,875	2,763
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	3,250	3,112
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	2,038
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	2,884
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	2,063

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,088
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,126
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	3,120	3,318
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,605
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	4,747
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	4,790	5,035
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	2,962
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	1,953
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,452
	Montgomery County PA GO	5.000%	10/1/39	6,165	6,525
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/34	5,125	4,899
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/27	1,385	1,404
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/28	1,455	1,475
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	400	388
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	6,785	6,772
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	36,865	36,834
[3]	Montour School District GO	5.000%	4/1/32	3,245	3,265
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	5,083
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	10,425	8,168
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/32	1,515	1,574
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/33	1,145	1,185
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/34	1,000	1,034
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/35	1,000	1,029
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/36	1,250	1,285
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/37	2,420	2,472
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,032
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,021
	North Allegheny School District GO	4.000%	5/1/36	760	762
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/33	2,000	2,244
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	7,000	7,904
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,230
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,279
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	7,822
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,230
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	10,000	9,181
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,138
	Penn Delco School District GO	3.000%	6/1/32	600	566
	Penn Delco School District GO	3.000%	6/1/33	600	558
	Penn Delco School District GO	3.000%	6/1/34	830	751
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.000%	1/1/42	1,550	1,466
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.125%	1/1/43	1,000	947
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.125%	1/1/44	1,500	1,421
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/38	700	765
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/39	700	760
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/40	700	756
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/43	1,000	1,059
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/44	1,325	1,396
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,001
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	3,000	3,005
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,439
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,288
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,465

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	10,362
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	350	367
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,167
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	1,480	1,555
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,411
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/30	1,885	1,999
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,653
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	450	478
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	525	558
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,200	2,277
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,280	1,369
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,126
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	5,000	5,342
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,254
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	1,934
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	4,961
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,366
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	3,912
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,647
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,400	1,348
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	1,916
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,362
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,772
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	4,195	3,891
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,204
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,195	1,077
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/45	3,200	3,202
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/30	17,585	18,414
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/32	29,755	31,761
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/35	59,280	63,404
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/27	3,010	3,148
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/26	12,845	12,199
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/39	10,000	8,302
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,331
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,407
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,060
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,134
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,018
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	7,110	7,060
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	8,370	8,291
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,004
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	9,950	10,321
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	5,640	5,829
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	4,000	4,017
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/32	1,280	1,318
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/33	1,505	1,546
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,280	1,308
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,420
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	4,898
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,234
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,186
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	4,415	4,717
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,518
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	8,000	8,479
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,575	3,285
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	5,000	5,229
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	6,000	6,242
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	526
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	105
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	1,846
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	530
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	1,869
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,610
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,325
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,227
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	7,415	7,114
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	11,499

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	9,740
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/41	2,440	2,403
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	9,035	9,154
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/44	10,000	9,833
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	70	70
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	7,485	7,331
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	3,680	3,549
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	10,375	10,444
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	5,695	5,856
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	29,740	31,243
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	8,662	9,135
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	7,160	7,716
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	10,060	10,817
[4,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	8,947	8,947
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	1,838
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,685
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,374
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,521
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	5,310	5,642
	Pennsylvania State University College & University Revenue	5.000%	9/1/43	4,640	4,894
	Pennsylvania State University College & University Revenue	5.000%	9/1/44	2,505	2,629
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	36,183
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,318
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,286
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,211
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,833
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	9,669
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	2,865	2,953
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,523
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,036
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	7,767
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,393
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,377
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	2,918
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	2,917
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	6,795	6,940
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,299
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,195
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	18,029
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	10,000	11,046
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,473
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	20,000	22,168
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	12,030	13,375
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	4,708
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	7,461
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,645
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,500	9,500
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,670
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,336
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	8,305	9,249
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	20,000	22,229
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,269
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,281
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	3,000	3,085
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,331
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	6,695	7,393
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,500	1,536
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,100	2,345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,000	2,233
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,057
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,024
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	15,848
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,432
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	2,000	2,195
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,110	1,154
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,000	3,330
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,415

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	13,216
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,515
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,453
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	3,000	3,297
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,295	2,522
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,067
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,100	1,188
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,552
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,586
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	1,943
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,000	5,257
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,370	1,485
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,400	2,603
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,640	1,762
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,705	1,856
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	4,860	5,237
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	4,910	5,329
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,436
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	1,929
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	1,002
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,425	1,529
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,000	4,255
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,000	3,243
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,585	7,119
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	1,907
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,415	6,118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,750	1,863
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,290	5,619
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	880	931
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,415	1,519
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	800
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,389
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	3,740	3,990
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	11,000	11,735
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,770	1,868
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,220	1,299
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,200	2,091
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,500	1,531
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,950	3,128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	10,050	10,658
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,550	1,634
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,885	1,994
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,000	2,116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,000	1,014
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,945	3,088
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	3,655	3,856
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,750	2,901
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,670	1,755
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	2,000	2,102
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,517
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	2,880
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	4,857
[4]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	2.550%	5/1/25	3,400	3,400
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,540
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,792
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,529
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,064
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,606
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,125	1,225
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,360	1,481
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	7,017
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	2,355	2,584
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	2,000	2,194
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,825	2,013
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	2,500	2,758
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	2,950
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,135
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,635
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,625	5,050
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	788

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,430
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,675	3,853
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,360	1,446
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,044
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	2,000	2,081
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/43	2,140	2,275
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	5,924
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	15,301
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	7,016
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,670	3,738
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,368
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	5,000	5,072
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,527
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	7,000	7,058
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,670	2,805
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,046
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,906
[4]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/34	1,885	1,829
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	1,725	1,707
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/29	650	626
[4]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/32	1,795	1,777
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.000%	6/15/32	340	345
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/42	750	724
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/39	750	705
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	685	699
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	618
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/28	420	426
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/29	220	222
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/30	145	146
	Philadelphia IDA College & University Revenue	5.000%	11/1/28	2,455	2,573
	Philadelphia IDA College & University Revenue	5.000%	11/1/29	2,730	2,891
	Philadelphia IDA College & University Revenue	5.000%	11/1/30	4,275	4,489
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,650	2,776
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,850	2,976
	Philadelphia IDA College & University Revenue	5.000%	11/1/33	5,250	5,466
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,750	2,723
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,875	1,836
	Philadelphia IDA College & University Revenue	4.000%	11/1/39	8,160	7,740
	Philadelphia IDA College & University Revenue	4.000%	11/1/40	8,715	8,196
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	325	334
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	350
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	518
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,185	1,255
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,224
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,040
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	1,949
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	3,920
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,773
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	6,031
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,043
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,294
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	2.400%	5/1/25	30,595	30,595
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/32	1,250	1,299
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/31	630	634
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	5,780
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	11,078
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,458
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,460
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,265
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	7,135	7,063
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	9,160	8,996
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,946
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,000	4,843
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,016
	Philadelphia PA GO	5.000%	8/1/34	2,640	2,709
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,398
	Philadelphia PA GO	4.000%	5/1/38	7,045	7,053
	Philadelphia PA GO	4.000%	5/1/39	1,775	1,762
	Philadelphia PA GO	4.000%	5/1/40	12,800	12,511
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,039

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,654
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/31	13,285	14,609
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/32	7,220	8,009
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/33	6,000	6,699
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/34	6,880	7,719
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	8,033
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/35	1,315	1,429
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/35	5,000	5,624
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	4,198
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	14,281
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/36	1,350	1,459
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,618
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	14,942
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,646
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	13,199
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	258
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	1,871
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	4,804
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	13,680
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,315
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/39	3,860	4,111
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	5,790
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,236
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	2,853
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/40	4,535	4,806
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	8,203
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,217
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,247
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/41	2,285	2,428
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/42	3,150	3,321
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/43	2,910	3,045
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/44	3,250	3,384
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,100	1,127
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,260	2,359
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	2,665	2,770
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,810	1,875
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	6,615	7,087
	Pittsburgh PA GO	5.000%	9/1/41	375	396
	Pittsburgh PA GO	5.000%	9/1/43	525	548
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,061
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	582
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	1,844
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,096
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,376
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,341
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,074
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,960	3,031
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	2.570%	5/1/25	22,515	22,515
[3]	Reading School District GO	5.000%	3/1/26	1,235	1,254
[3]	Reading School District GO	5.000%	3/1/36	1,250	1,273
[1]	Ridley School District GO	3.000%	11/15/38	3,820	3,371
[3]	River Valley PA School District GO	4.000%	3/15/29	1,470	1,502
[3]	River Valley PA School District GO	4.000%	3/15/30	1,610	1,650
[3]	River Valley PA School District GO	4.000%	3/15/32	1,740	1,758
[3]	River Valley PA School District GO	4.000%	3/15/34	1,880	1,889
[3]	River Valley PA School District GO	4.000%	3/15/35	1,955	1,959
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,033
	Rose Tree Media School District GO	5.000%	4/1/29	700	710
[1]	School District of Philadelphia GO	5.000%	9/1/25	19,955	20,059
	School District of Philadelphia GO	5.000%	9/1/26	2,295	2,308
	School District of Philadelphia GO	5.000%	9/1/26	6,925	7,092
	School District of Philadelphia GO	5.000%	9/1/29	2,010	2,130
	School District of Philadelphia GO	5.000%	9/1/30	3,225	3,409
	School District of Philadelphia GO	5.000%	9/1/31	4,100	4,330
	School District of Philadelphia GO	5.000%	9/1/32	2,100	2,109
	School District of Philadelphia GO	5.000%	9/1/32	5,485	5,777
	School District of Philadelphia GO	5.000%	9/1/33	1,500	1,575
	School District of Philadelphia GO	4.000%	9/1/36	2,960	2,850
	School District of Philadelphia GO	5.000%	9/1/36	1,000	1,030
	School District of Philadelphia GO	5.250%	9/1/36	1,000	1,091

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	School District of Philadelphia GO	5.000%	9/1/37	1,000	1,026
	School District of Philadelphia GO	5.250%	9/1/37	2,000	2,167
	School District of Philadelphia GO	5.250%	9/1/38	1,400	1,509
	School District of Philadelphia GO	4.000%	9/1/39	4,520	4,284
	School District of Philadelphia GO	5.250%	9/1/39	5,000	5,358
	School District of Philadelphia GO	5.250%	9/1/39	2,170	2,325
	School District of Philadelphia GO	5.250%	9/1/40	11,665	12,444
	School District of Philadelphia GO	5.250%	9/1/40	2,285	2,438
	School District of Philadelphia GO	5.000%	9/1/44	2,000	2,007
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,502
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,727
	Scranton PA School District GO	5.000%	12/1/31	1,730	1,823
	Scranton PA School District GO	4.000%	12/1/41	1,750	1,659
	Scranton PA School District GO	4.125%	12/1/43	1,450	1,387
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,156
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,065
[19]	Shaler Area PA School District GO	0.000%	9/1/31	5,000	3,843
[19]	Shaler Area PA School District GO	0.000%	9/1/32	6,195	4,543
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/26	880	888
	Southcentral Pennsylvania General Authority College & University Revenue (Aicup Financing Program - York College Program)	5.000%	5/1/45	1,610	1,593
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,750	1,817
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,451
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/34	790	839
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/39	1,000	953
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/40	1,000	945
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	32,099
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	15,562
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	8,440	8,521
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	8,464
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/36	5,895	5,917
[3]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	613
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,340
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,503
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,629
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	2,059
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,548
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	3,235
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/40	1,930	2,085
	Tredyffrin Easttown School District GO	5.000%	2/15/41	1,000	1,062
[3]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,694
[3]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,698
	Twin Valley School District GO	3.000%	4/1/28	1,000	989
	Twin Valley School District GO	3.000%	4/1/29	500	491
	Twin Valley School District GO	3.000%	4/1/31	1,200	1,160
	Twin Valley School District GO	3.000%	4/1/32	1,100	1,049
	Twin Valley School District GO	3.000%	4/1/33	1,250	1,176
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,120	1,083
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	5,945	5,804
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,001
[6]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/44	2,500	2,591
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	643
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	661
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	679
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,403
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,442
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,480
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	6,110	4,931
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	230
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	345
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	337
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	411
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	721
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	568
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,285
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,204

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	William Penn School District GO	3.000%	11/15/39	1,000	846
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,282
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,322
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,386
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,428
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/28	4,405	4,406
					3,429,464
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	19,911	19,944
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	80,579	82,159
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	98,044	101,910
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	60,667	64,319
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	78,709	52,744
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	96,237	91,884
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	43,518	40,504
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	12,533	11,489
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	20,938	17,824
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	6,455	6,465
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,055	2,058
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	8,600	8,772
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,150	5,277
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,295	2,352
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	27,115	27,719
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	19,135	19,558
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	24,150	24,717
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	21,000	21,350
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	15,545	15,743
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,250	1,266
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	14,525	14,735
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	12,940	11,125
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	5,595	4,805
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	4,735	4,934
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,420	1,437
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,115	1,141
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	231
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,186
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	995	1,030
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,195	1,228
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	485	497
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	145	148
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	235	216
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	325	295
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	225	201
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	230	200
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue (Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/26	3,880	3,892
[3,6]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,029
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	27,622	25,252
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	46,418	39,086
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	28,416	21,881
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	45,997	32,293
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	263,635	247,542
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,169	2,037
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	8,165	7,667
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	1,000	944

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	14,384	4,615
					1,047,779
Rhode Island (0.2%)
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/36	5,000	5,159
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/37	3,000	3,081
[6]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/31	700	758
[6]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/32	1,250	1,362
[6]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/34	1,325	1,456
[6]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/35	1,900	2,092
[6]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/36	2,570	2,807
[6]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/37	1,250	1,355
[6]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/38	1,500	1,614
[6]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/39	1,500	1,603
[6]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/41	1,000	1,069
[6]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/42	1,275	1,354
[6]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/43	1,000	1,056
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/28	515	520
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/32	650	656
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/35	1,575	1,582
	Rhode Island GO	3.000%	5/1/32	8,170	7,770
	Rhode Island GO	3.000%	5/1/33	8,420	7,928
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,040
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	436
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	470
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	473
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	107
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	497
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	533
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	666
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	421
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	806
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	762
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,501
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	4,995
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,025
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	5,014
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	3,001
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	10,000	10,706
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	938
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,950	2,068
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,900	1,984
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,000	1,038
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	1,215	1,246
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,100	1,120
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/32	500	548
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/33	500	551
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/35	3,000	3,020
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/35	730	802
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/36	800	873
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/37	3,480	3,479
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/37	1,205	1,309
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/38	1,300	1,404
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	914
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/39	5,000	4,873
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/39	800	858
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/40	1,400	1,488
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/41	2,500	2,390
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/41	1,500	1,583
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/42	3,195	2,993
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/42	1,535	1,613
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/43	3,340	3,107
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/43	1,100	1,151
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/44	2,985	2,748
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/44	1,130	1,179
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,147
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,376
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,691
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	2,859
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	5,303

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	8,080
Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,175
Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	2,844
Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,316
Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,366
Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/44	750	762
Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	1,515	1,515
Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	2,050	2,043
Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,300	10,064
Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	5,060	4,915
				176,408
South Carolina (1.3%)
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,056
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	789
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,194
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	943
Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	829
Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	620	664
Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	1,200	1,286
Charleston County SC GO	5.000%	11/1/25	2,660	2,684
Charleston County SC GO	4.000%	11/1/34	7,410	7,436
Charleston Housing Authority SC Local or Guaranteed Housing Revenue	5.000%	12/1/41	3,900	3,657
Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	727
Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/39	2,510	2,713
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,005
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,065
Dorchester County SC Special Assessment Revenue	4.500%	10/1/33	415	400
Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/32	450	503
Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/33	460	518
Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/42	250	238
Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/43	250	235
Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/44	300	281
Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	5,000	5,282
Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	3,855
Fort Mill School District No. 4 GO	3.125%	3/1/33	5,155	4,924
Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	648
Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	644
Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	590
Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	587
Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	723
Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	817
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	2,400	2,408
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	850	918
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,190	3,395
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,140	1,209
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	920	926
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,029
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	940	943
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,036
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	155	155
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	6,830	6,462
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,425	6,040
Horry County SC School District GO	5.000%	3/1/28	10,120	10,676
Horry County SC School District GO	5.000%	3/1/30	11,230	12,205
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,114
Kershaw County SC School District GO	5.000%	3/1/29	8,210	8,550
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/31	800	870
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/32	1,000	1,082
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/33	1,100	1,181
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/34	1,125	1,204
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/35	650	693
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/36	875	929
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/37	1,175	1,242
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/39	1,100	1,154
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,100	1,142
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/42	1,685	1,742
Lancaster County SC School District GO	4.000%	3/1/30	4,860	4,885
Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,226

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lancaster County SC School District GO	4.000%	3/1/32	6,135	6,153
	Lancaster County SC School District GO	4.000%	3/1/33	5,800	5,813
	Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,052
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,117
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,425	1,483
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,342
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,701
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,534
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,257
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,022
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,097
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	11,368
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/26	4,000	4,001
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/29	3,390	3,391
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/30	5,210	5,212
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/33	1,465	1,536
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/34	1,785	1,861
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/35	2,040	2,115
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/36	2,320	2,390
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/37	2,620	2,694
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/38	2,790	2,863
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/39	2,285	2,344
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/40	3,450	3,524
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/41	1,810	1,845
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	79,240	84,091
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	24,540	25,673
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/30	500	531
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/31	250	267
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/32	500	532
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/33	810	858
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/34	1,000	1,049
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/35	725	718
	Patriots Energy Group Natural Gas Revenue	2.000%	6/1/37	500	353
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/38	600	579
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/39	575	549
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/40	600	566
[6,14]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/31	5,560	4,486
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,547
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,189
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,701
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	33,795	33,840
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	13,964
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	4,987
	Richland County SC School District No. 2 GO	3.000%	3/1/33	1,000	942
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/43	1,570	1,431
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/27	2,500	2,503
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/36	975	1,058
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/37	1,035	1,118
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/38	1,115	1,199
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/39	1,125	1,203
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/40	1,000	1,062
	South Carolina Housing Finance & Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/45	5,000	4,877
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/36	6,250	5,295
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	11,508
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,293
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	730
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,000	4,002
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	996
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	899
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,100	1,136
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	21,440	23,315
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	320	331
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,325	1,364

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	435	445
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,000	2,053
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	409
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/35	7,105	7,239
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	7,500	8,058
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	430	436
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	18,716
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	6,000	6,386
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/39	1,000	1,034
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/40	9,835	10,614
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	9,000	9,653
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,095	2,914
[7]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/42	1,745	1,836
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	8,085	8,506
[7]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	2,215	2,316
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	6,515	6,814
[7]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	2,095	2,181
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/45	13,890	14,962
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,715	2,743
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,206
[7]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	1.000%	11/1/30	12,700	13,399
[7]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	1.000%	11/1/32	5,975	6,362
[4,5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.440%	5/1/25	23,900	23,900
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/35	5,100	4,857
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	3,675	3,932
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	1,025	1,027
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	19,605	19,640
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	2,100	2,090
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	13,981
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/34	4,000	4,391
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	500	492
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	12,851
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/35	5,500	6,003
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	5,785	6,120
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	5,750	5,565
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	16,000	15,484
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	23,915	22,998
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	8,020	7,667
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	6,000	6,268
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,385	11,748
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	14,435	13,692
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/40	2,130	2,212
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	9,900	7,463
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	3,291
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	3,000	3,092
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	5,000	5,153
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,412
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/42	3,200	3,275
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	15,000	15,129
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	3,625	3,688
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	6,315	6,424
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/44	3,000	3,036
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	2,630	2,642
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	3,872
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,345
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	401
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,272
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/34	2,375	2,597
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/35	2,250	2,443
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/36	2,500	2,695
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/37	2,750	2,942
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/38	3,375	3,573
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/39	3,580	3,747
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/40	2,000	2,080
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/41	2,250	2,322
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/42	2,250	2,305
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/43	2,500	2,545
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/44	2,825	2,861

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/44	4,750	4,810
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/45	2,500	2,522
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/46	3,500	3,517
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/46	7,940	7,978
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	1,735	1,400
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	2.250%	7/1/46	375	234
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	805	802
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	710	693
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,300	3,254
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	12,095	12,478
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,056	3,130
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	14,749
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	20,000	21,073
	Spartanburg County School District No. 5 GO	4.000%	3/1/41	5,260	5,054
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,300	2,406
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	303
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	531
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	530
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	564
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	491
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	1,938
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,009
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,411
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/43	3,765	3,376
[1]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,452
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/41	1,245	1,306
					980,982
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,266
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	676
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,276
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,235	4,353
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,827
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,780
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,416
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,011
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,057
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,860
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,699
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	11,777
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	8,256
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	2,917
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,637
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	1,400	1,344
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,540	2,463
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	2,100	1,955
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	24,775	24,370
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	2,130	2,089
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	6,420	6,264
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	2,700	2,854
	Tea Area School District No. 41-5 GO	5.000%	8/1/45	1,000	1,031
	Yankton SD School District No. 63-3 GO	5.000%	8/1/42	1,500	1,567
					94,745
Tennessee (1.4%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,199
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,306
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,042
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,585	1,694
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	974
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	760
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	955
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,023
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	771
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/42	3,035	3,182
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/43	2,600	2,711
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/44	3,800	3,947
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/42	13,220	13,842
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/43	13,900	14,492

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/39	1,610	1,712
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/40	2,200	2,327
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/41	2,600	2,728
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	2,915	3,038
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/43	3,715	3,836
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/44	3,000	3,078
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,355
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	1,932
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,596
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,408
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	689
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	980
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	5,703
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,675
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,525
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	8,975
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	2,084
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,508
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	971
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,380
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	32
	Kingsport TN GO	4.000%	3/1/44	1,245	1,168
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,056
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,355
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	202
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,465	6,640
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,432
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,049
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,500
	Knox County TN GO	3.000%	6/1/36	3,530	3,153
	Knox County TN GO	3.000%	6/1/39	3,675	3,125
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/44	2,235	2,351
	Knoxville TN GO	3.000%	5/1/37	3,175	2,771
	Knoxville TN GO	3.000%	5/1/40	3,470	2,862
	Lebanon Special School District GO	5.000%	4/1/44	1,110	1,130
	Maury County TN GO	5.000%	4/1/29	1,275	1,293
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/31	600	664
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/32	855	951
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/39	3,000	3,245
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/40	2,850	3,074
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/41	2,000	2,141
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/42	2,250	2,391
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/43	3,705	3,914
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/44	2,000	2,102
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,032
	Memphis TN GO	5.000%	4/1/40	7,120	7,597
	Memphis TN GO	4.000%	5/1/40	5,280	5,167
	Memphis TN GO	5.000%	4/1/41	6,000	6,339
	Memphis TN GO	5.000%	4/1/41	5,815	6,144
	Memphis TN GO	5.000%	4/1/42	7,120	7,472
	Memphis TN GO	5.000%	4/1/42	7,260	7,619
	Memphis TN GO	5.000%	4/1/43	7,115	7,429
	Memphis TN GO	5.000%	4/1/43	6,600	6,891
	Memphis TN GO	5.000%	4/1/44	6,600	6,861
	Memphis TN GO	5.000%	4/1/45	4,620	4,788
[6]	Memphis TN Sanitary Sewerage System Revenue	5.000%	6/1/44	3,305	3,454
[6]	Memphis TN Sanitary Sewerage System Revenue	5.000%	6/1/45	3,335	3,473
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,061
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/35	1,000	1,063
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	923
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/36	1,420	1,503
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/39	2,560	2,677
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/40	2,120	2,211
	Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,004

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,800
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	1,891
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	1,976
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,539
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	988
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	962
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/29	1,000	1,054
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	255
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/36	500	528
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/37	500	524
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/38	400	417
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/43	2,000	2,025
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	455	450
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	730	718
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	8,790	7,680
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	5,770	6,104
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	10,865
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	6,000	6,527
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	7,575	7,928
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	700	739
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,305	1,393
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	665	709
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,000	1,069
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,735	1,875
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,000	1,081
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/33	755	833
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/34	530	587
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/35	530	584
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/36	575	630
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/37	1,165	1,267
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/38	740	798
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/39	465	498
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/40	500	531
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/41	600	632
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/42	900	940
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/43	1,000	1,037
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/44	1,065	1,099
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,752
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	350	382
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,592
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	653
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,798
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,395
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,309
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	300	320
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,597
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	600	638
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	1,100	1,157
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,355	1,418
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/26	1,090	1,114
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/26	2,500	2,555
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/27	1,000	1,041
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/27	3,000	3,124

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,115
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/28	1,000	1,059
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/28	3,000	3,176
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,034
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,034
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,250
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,292
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,073
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/31	750	774
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/32	645	665
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,028
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,232
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,278
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,077
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/37	1,000	1,107
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/38	1,000	1,097
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/40	1,650	1,780
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/42	2,250	2,393
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/43	3,000	3,173
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/44	1,250	1,316
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/32	8,830	8,859
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/35	14,305	14,349
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/39	6,365	6,275
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/42	7,580	7,235
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/43	8,750	8,256
	Nashville & Davidson County TN Metropolitan Government GO, Prere.	5.000%	7/1/25	3,750	3,760
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/37	1,050	1,072
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	3.000%	7/1/40	1,095	906
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,506
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	985
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,671
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,326
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	2,250	2,117
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	935
	Sevierville TN GO	5.000%	6/1/36	3,660	3,886
[4]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	6/1/44	1,250	1,204
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,365
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/34	38,090	41,473
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	12,460	12,953
	Shelby County TN GO	5.000%	3/1/26	1,165	1,166
	Shelby County TN GO	3.125%	4/1/32	6,145	5,922
	Shelby County TN GO	4.000%	4/1/33	6,055	6,089
	Shelby County TN GO	4.000%	4/1/35	7,200	7,229
	Spring Hill TN GO	5.000%	6/1/35	2,890	3,130
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	62,225	62,095
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	118,165	122,910
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	49,365	51,735
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,273
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	22,878
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	123,905	127,089
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	21,530	22,442
	Tennessee GO	5.000%	9/1/37	5,005	5,159
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.350%	7/1/37	1,495	1,317
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,615	4,594
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	17,685	18,527
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	3,940	4,170
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,260	4,177
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,117
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	3,744
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	5,715
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	1,580	1,635
	West Knox Utility District Water Revenue	3.000%	6/1/37	3,165	2,775
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	4,040	4,133

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williamson County TN GO	3.000%	4/1/36	4,945	4,457
	Williamson County TN GO	3.000%	4/1/37	5,090	4,494
	Williamson County TN GO	3.000%	4/1/37	3,375	2,980
	Williamson County TN GO	3.000%	4/1/38	5,245	4,552
	Williamson County TN GO	3.000%	4/1/38	3,475	3,016
	Williamson County TN GO	3.000%	4/1/39	5,400	4,612
					1,031,303
Texas (12.5%)
	Abilene TX GO	4.000%	2/15/43	1,370	1,275
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/28	3,360	3,353
	Alamo Community College District GO	5.000%	2/15/27	4,000	4,144
	Alamo Community College District GO	5.000%	2/15/28	4,000	4,208
	Alamo Community College District GO	5.000%	2/15/30	3,890	4,207
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,064
[20]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	844
[20]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	817
[20]	Alamo Heights Independent School District GO	5.000%	2/1/35	1,000	1,128
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,095
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,059
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	3,759
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	3,949
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,144
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,354
[20]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,097
[20]	Aldine Independent School District GO	5.000%	2/15/37	3,250	3,567
[20]	Aldine Independent School District GO	5.000%	2/15/38	2,275	2,483
[20]	Aldine Independent School District GO	5.000%	2/15/39	10,000	10,823
[20]	Aldine Independent School District GO	5.000%	2/15/40	2,000	2,146
[20]	Aldine Independent School District GO	5.000%	2/15/41	3,200	3,408
[20]	Aldine Independent School District GO	5.000%	2/15/42	1,310	1,388
[20]	Aldine Independent School District GO	5.000%	2/15/43	3,255	3,435
[20]	Aldine Independent School District GO	5.000%	2/15/44	4,125	4,338
[20]	Aledo Independent School District GO	5.000%	2/15/39	1,270	1,351
[20]	Aledo Independent School District GO	5.000%	2/15/40	1,070	1,131
[20]	Aledo Independent School District GO	5.000%	2/15/41	2,000	2,102
[20]	Aledo Independent School District GO	5.000%	2/15/42	1,000	1,045
[20]	Aledo Independent School District GO	5.000%	2/15/43	2,400	2,495
[20]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,676
[20]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,788
[20]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,081
[20]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,009
	Allen TX GO	5.000%	8/15/32	750	830
	Allen TX GO	5.000%	8/15/33	800	891
	Allen TX GO	5.000%	8/15/36	1,100	1,204
	Allen TX GO	5.000%	8/15/37	1,155	1,256
	Allen TX GO	5.000%	8/15/38	1,610	1,739
	Allen TX GO	5.000%	8/15/40	1,000	1,066
	Allen TX GO	5.000%	8/15/41	1,250	1,322
	Allen TX GO	5.000%	8/15/42	1,600	1,681
	Allen TX GO	5.000%	8/15/43	1,235	1,291
	Allen TX GO	5.000%	8/15/44	1,200	1,249
[20]	Alvin TX Independent School District GO	5.000%	2/15/31	1,000	1,098
[20]	Alvin TX Independent School District GO	5.000%	2/15/32	1,000	1,110
[20]	Alvin TX Independent School District GO	5.000%	2/15/34	1,100	1,238
[20]	Alvin TX Independent School District GO	5.000%	2/15/35	570	637
[20]	Alvin TX Independent School District GO	5.000%	2/15/36	575	636
[20]	Alvin TX Independent School District GO	5.000%	2/15/37	700	769
[20]	Alvin TX Independent School District GO	5.000%	2/15/38	775	846
[20]	Alvin TX Independent School District GO	5.000%	2/15/39	1,085	1,178
[20]	Alvin TX Independent School District GO	5.000%	2/15/40	650	701
[20]	Alvin TX Independent School District GO	5.000%	2/15/41	1,250	1,338
[20]	Alvin TX Independent School District GO	5.000%	2/15/42	2,850	3,029
[20]	Alvin TX Independent School District GO	5.000%	2/15/43	875	925
[20]	Alvin TX Independent School District GO	5.000%	2/15/44	450	473
[20]	Alvin TX Independent School District GO	5.000%	2/15/45	475	498
[3]	Alvin TX Water & Sewer System Water Revenue	5.000%	2/1/30	1,205	1,295
[20]	Amarillo Independent School District GO	5.000%	2/1/43	10,590	10,745
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/41	3,010	2,811
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/42	3,130	2,890

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/43	2,810	2,577
[20]	Andrews Independent School District GO	5.000%	2/15/29	1,080	1,153
[20]	Angleton Independent School District GO	3.000%	2/15/36	1,345	1,195
[20]	Angleton Independent School District GO	5.000%	2/15/39	1,985	2,155
[20]	Angleton Independent School District GO	4.000%	2/15/40	4,415	4,330
[20]	Angleton Independent School District GO	4.000%	2/15/44	1,000	942
	Anna TX GO	4.250%	2/15/47	1,900	1,814
[4]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,071	4,294
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	250
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	410	413
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	317
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	76
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	78
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	252
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	508
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	82
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	520
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	86
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	313
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	383
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	332
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,599
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	375
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,241
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	152
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,090
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,482
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	889
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,840
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	465
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,583
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,244
	Arlington TX GO	5.000%	8/15/34	3,795	4,257
	Arlington TX GO	5.000%	8/15/34	1,170	1,313
	Arlington TX GO	5.000%	8/15/39	3,790	4,125
	Arlington TX GO	5.000%	8/15/40	3,790	4,083
	Arlington TX GO	5.000%	8/15/41	3,790	4,053
	Arlington TX GO	5.000%	8/15/42	3,790	4,034
[20]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,579
[20]	Arlington TX Independent School District GO	4.000%	2/15/39	1,100	1,092
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,387
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	785
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,041
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,039
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,623
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,756
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,095
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,403
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,332
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	4,730
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	3,958
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	2,875
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,102
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,158
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/34	2,035	2,280
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,552
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	2,946
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	843
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	851
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,518
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	2,879
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,292
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,574
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,464
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,660
[20]	Aubrey Independent School District GO	5.000%	2/15/39	3,055	3,255
[4]	Aubrey TX Special Assessment Revenue	5.000%	9/1/30	349	347
[4]	Aubrey TX Special Assessment Revenue	4.625%	12/31/35	250	240
[1]	Aubrey TX Special Assessment Revenue	5.000%	9/1/37	1,230	1,317
[1]	Aubrey TX Special Assessment Revenue	5.000%	9/1/40	1,000	1,055

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Aubrey TX Special Assessment Revenue	5.875%	9/1/43	1,008	988
[1]	Aubrey TX Special Assessment Revenue	5.000%	9/1/45	1,224	1,251
[4]	Aubrey TX Special Assessment Revenue	5.375%	12/31/45	520	483
	Austin Affordable PFC Inc. Revenue	4.450%	3/1/43	1,275	1,252
	Austin Affordable PFC Inc. Revenue	4.500%	3/1/43	10,500	10,358
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	851
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,037
	Austin Independent School District GO	5.000%	8/1/29	1,250	1,345
[20]	Austin Independent School District GO	5.000%	8/1/32	2,000	2,105
	Austin Independent School District GO	5.000%	8/1/38	3,250	3,499
	Austin Independent School District GO	5.000%	8/1/39	3,000	3,216
[20]	Austin Independent School District GO	5.000%	8/1/40	6,460	6,901
[20]	Austin Independent School District GO	5.000%	8/1/41	12,235	12,985
[20]	Austin Independent School District GO	5.000%	8/1/42	10,190	10,729
[20]	Austin Independent School District GO	4.000%	8/1/43	14,460	13,811
[20]	Austin Independent School District GO	4.000%	8/1/44	12,390	11,730
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,058
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,222
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,527
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,006
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,804
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,127
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,639
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	3,991
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,063
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,155
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,169
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,157
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	3,520	3,681
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	4,942
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/43	1,000	1,049
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	4,375	4,484
[4]	Austin TX Housing Finance Corp. Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	35,835	35,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	3,250	3,619
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	5,694
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	3,415	3,775
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	3,590	3,937
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	1,000	1,024
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	6,550	7,124
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	2,050	2,094
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	7,976
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,940	8,582
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	1,675	1,772
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/38	3,170	3,407
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,875	5,211
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	2,000	2,099
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,275	4,615
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,260
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,100	4,408
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	4,000	4,232
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	6,595	7,037
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	5,195	5,463
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	12,055	12,771
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	3,775	3,949
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	8,920	9,394
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/44	2,500	2,619
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/46	2,370	2,443
[20]	Barbers Hill Independent School District GO	5.000%	2/15/29	325	347
[20]	Barbers Hill Independent School District GO	5.000%	2/15/30	375	406
[20]	Barbers Hill Independent School District GO	5.000%	2/15/31	500	548
[20]	Barbers Hill Independent School District GO	5.000%	2/15/32	500	554
[20]	Barbers Hill Independent School District GO	5.000%	2/15/33	500	558
[20]	Barbers Hill Independent School District GO	5.000%	2/15/34	450	506
[20]	Barbers Hill Independent School District GO	5.000%	2/15/35	1,000	1,124
[20]	Barbers Hill Independent School District GO	5.000%	2/15/36	7,060	7,677
[20]	Barbers Hill Independent School District GO	3.000%	2/15/38	2,975	2,545
[20]	Barbers Hill Independent School District GO	4.000%	2/15/41	10,000	9,698
[20]	Barbers Hill Independent School District GO	5.000%	2/15/43	1,000	1,065
[20]	Barbers Hill Independent School District GO	5.000%	2/15/44	750	795
[20]	Bastrop Independent School District GO	5.000%	2/15/40	4,105	4,390

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Bastrop Independent School District GO	5.000%	2/15/41	5,240	5,565
[20]	Bastrop Independent School District GO	5.000%	2/15/43	4,045	4,242
[20]	Bastrop Independent School District GO	5.000%	2/15/44	4,560	4,757
[20]	Beaumont Independent School District GO	3.000%	2/15/35	2,000	1,820
[20]	Beeville Independent School District GO	5.000%	8/15/40	1,320	1,412
	Bell County TX GO	3.000%	2/15/37	1,255	1,095
	Bell County TX GO	3.000%	2/15/39	2,000	1,664
	Bell County TX GO	3.000%	2/15/40	2,250	1,830
	Bell County TX GO	3.000%	2/15/41	2,000	1,586
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/36	780	845
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/37	800	862
[20]	Belton Independent School District GO	5.000%	2/15/36	740	790
[20]	Belton Independent School District GO	4.000%	2/15/37	570	574
[20]	Belton Independent School District GO	4.000%	2/15/38	875	878
[20]	Belton Independent School District GO	4.000%	2/15/39	910	908
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,251
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	1,897
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,753
	Bexar County Hospital District GO	5.000%	2/15/37	500	532
	Bexar County Hospital District GO	5.000%	2/15/38	500	529
	Bexar County Hospital District GO	5.000%	2/15/39	865	910
	Bexar County Hospital District GO	5.000%	2/15/40	1,250	1,306
	Bexar County Hospital District GO	5.000%	2/15/41	2,000	2,081
	Bexar County Hospital District GO	5.000%	2/15/42	1,500	1,554
	Bexar County Hospital District GO	5.000%	2/15/43	1,500	1,550
	Bexar County TX GO	4.000%	6/15/34	2,000	2,000
	Bexar County TX GO	4.000%	6/15/34	1,260	1,261
	Bexar County TX GO	5.000%	6/15/36	3,550	3,627
	Bexar County TX GO	4.000%	6/15/37	3,315	3,286
	Bexar County TX GO	4.000%	6/15/38	2,860	2,812
	Bexar County TX GO	3.000%	6/15/39	1,550	1,301
	Bexar County TX GO	5.000%	6/15/40	3,000	3,042
	Bexar County TX GO	5.000%	6/15/41	2,105	2,219
	Bexar County TX GO	5.000%	6/15/42	5,325	5,579
	Bexar County TX GO	5.000%	6/15/43	4,805	5,009
[20]	Birdville Independent School District GO	5.000%	2/15/32	5,520	6,121
[20]	Birdville Independent School District GO	5.000%	2/15/42	2,400	2,543
[20]	Birdville Independent School District GO	5.000%	2/15/44	2,000	2,099
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	6,500	6,672
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	2,535	2,636
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	6,230	6,969
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	10,495	11,172
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	4,000	4,506
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	9,000	9,557
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/35	17,350	19,614
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	10,834
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/38	4,510	4,939
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/39	9,120	9,943
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	15,000	16,755
[20]	Boerne Independent School District GO PUT	4.000%	2/1/28	2,415	2,451
[20]	Bridge City Independent School District GO	5.000%	2/15/39	1,870	1,972
[20]	Bridge City Independent School District GO	4.000%	2/15/41	1,220	1,183
[20]	Brock TX Independent School District GO	5.000%	8/15/37	1,000	1,079
[20]	Brock TX Independent School District GO	5.000%	8/15/40	1,500	1,591
[20]	Brock TX Independent School District GO	5.000%	8/15/41	2,000	2,110
[20]	Brock TX Independent School District GO	5.000%	8/15/42	1,880	1,974
[20]	Brock TX Independent School District GO	5.000%	8/15/43	2,000	2,090
	Brownsville TX GO	5.000%	2/15/38	2,740	2,988
[20]	Brownwood Independent School District GO	5.000%	2/15/30	800	866
[20]	Brownwood Independent School District GO	5.000%	2/15/40	4,325	4,552
[20]	Brownwood Independent School District GO	5.000%	2/15/41	4,625	4,857
[20]	Brownwood Independent School District GO	4.000%	2/15/43	4,590	4,365
[4]	Buda TX Special Assessment Revenue	5.875%	9/1/45	1,300	1,234
[20]	Bullard Independent School District GO	4.000%	2/15/43	1,500	1,426
[20]	Caddo Mills Independent School District GO	5.000%	2/15/37	1,000	1,080
[20]	Caddo Mills Independent School District GO	5.000%	2/15/40	1,050	1,115
[20]	Caddo Mills Independent School District GO	5.000%	2/15/41	1,100	1,161
[20]	Caddo Mills Independent School District GO	5.000%	2/15/42	1,200	1,258
[20]	Caddo Mills Independent School District GO	5.000%	2/15/43	2,435	2,539
[20]	Calallen Independent School District GO	5.000%	2/15/39	2,165	2,324

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Calallen Independent School District GO	5.000%	2/15/40	1,000	1,067
[20]	Calallen Independent School District GO	5.000%	2/15/41	1,280	1,357
[20]	Calallen Independent School District GO	5.000%	2/15/42	1,000	1,053
[20]	Canutillo TX Independent School District GO	5.000%	2/15/41	2,600	2,777
[20]	Canutillo TX Independent School District GO	5.000%	2/15/42	3,200	3,394
[20]	Canutillo TX Independent School District GO	5.000%	2/15/43	4,165	4,392
[20]	Canutillo TX Independent School District GO	5.000%	2/15/44	2,500	2,623
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/39	1,435	1,542
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/40	1,500	1,605
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	1,500	1,594
[20]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/38	1,000	867
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/40	10,000	10,729
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/41	12,820	13,659
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/42	13,225	14,013
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/43	7,260	7,653
[20]	Castleberry Independent School District GO	5.000%	2/15/42	1,035	1,096
[20]	Castleberry Independent School District GO	5.000%	2/15/43	1,025	1,080
[20]	Castleberry Independent School District GO	5.000%	2/15/44	1,000	1,049
[20]	Cedar Hill Independent School District GO	5.000%	2/15/43	5,000	5,262
[20]	Cedar Hill Independent School District GO	5.000%	2/15/44	6,000	6,283
[20]	Cedar Hill Independent School District GO	5.000%	2/15/45	6,000	6,260
[20]	Celina Independent School District GO	5.000%	2/15/37	500	547
[20]	Celina Independent School District GO	5.000%	2/15/38	630	685
[20]	Celina Independent School District GO	5.000%	2/15/39	1,000	1,081
[20]	Celina Independent School District GO	5.000%	2/15/42	1,000	1,056
[20]	Celina Independent School District GO	5.000%	2/15/43	675	709
	Celina TX GO	5.000%	9/1/36	500	536
	Celina TX GO	4.000%	9/1/38	740	717
	Celina TX GO	4.000%	9/1/39	4,050	3,888
	Celina TX GO	4.000%	9/1/40	1,400	1,334
	Celina TX GO	4.000%	9/1/41	2,000	1,889
	Celina TX GO	4.000%	9/1/42	3,525	3,300
	Celina TX GO	4.000%	9/1/42	6,580	6,159
	Celina TX GO	4.000%	9/1/45	3,610	3,303
[4]	Celina TX Special Assessment Revenue	4.500%	9/1/31	250	244
[4]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	216
[6]	Celina TX Special Assessment Revenue	5.000%	9/1/39	800	833
[4]	Celina TX Special Assessment Revenue	5.500%	9/1/42	1,000	987
[4]	Celina TX Special Assessment Revenue	5.125%	9/1/44	1,500	1,388
[6]	Celina TX Special Assessment Revenue	5.000%	9/1/45	1,773	1,791
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	4.375%	9/1/30	324	319
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	5.125%	9/1/43	1,012	946
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	6,329
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	7,385
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	2,928
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	6,500	5,925
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,278
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,583
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,669
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	824
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	845
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,692
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,009
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	872
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,100	1,177
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,942
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,286
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,089
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,001
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,056
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,350	1,454
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,959
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,182
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,072
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,320
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,071
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,816
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,088
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,147
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,365

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	800
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,352
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,120
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,185	1,187
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,013
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,076
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	715
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	936
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	800	844
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,285
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	1,964
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,318
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,050
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	1,955
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,391
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,188
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,724
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,359
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	4,784
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,437
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	3,605	3,450
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,035
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,778
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	4,712
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,487
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/40	1,490	1,534
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	849
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	18,000	16,363
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,444
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,248
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,507
[14]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	3,500	3,100
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	21,010	23,102
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	30,335	33,399
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	19,780	21,636
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	52,175	56,942
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	30,000	32,511
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	15,745	17,025
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/38	4,450	4,786
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	38,440	40,124
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	10,000	10,691
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	12,555	10,384
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	4,040	4,288
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	2,225	2,339
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	4,570	4,761
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	15,705	16,280
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/32	1,535	1,687
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/33	3,190	3,521
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/40	4,525	4,757
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/41	2,500	2,606
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/42	5,005	5,181
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/43	5,260	5,413
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/44	5,530	5,662
[20]	Channelview Independent School District GO	2.000%	8/15/40	1,000	689
[20]	Clear Creek Independent School District GO	5.000%	2/15/31	3,710	4,070
[20]	Clear Creek Independent School District GO	5.000%	2/15/32	2,260	2,506
[20]	Clear Creek Independent School District GO	5.000%	2/15/33	2,475	2,767
[20]	Clear Creek Independent School District GO	5.000%	2/15/40	2,520	2,710
[20]	Clear Creek Independent School District GO	5.000%	2/15/41	3,845	4,115
	Cleburne TX GO	4.000%	2/15/42	2,440	2,282
	Cleburne TX GO	4.000%	2/15/45	1,440	1,316
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	385	407
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	830	881

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	575	626
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	360
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	820
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	535	529
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	1,110	1,134
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,156
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	555	544
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	950	962
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	399
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	410	398
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,100	1,108
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	495
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/36	1,100	1,182
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	785	753
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,000	999
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/37	1,280	1,379
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/37	1,000	1,069
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,090	1,034
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,400	1,386
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/38	1,000	1,074
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/38	1,200	1,279
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,855	1,739
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,500	1,461
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/39	1,250	1,336
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/39	1,000	1,062
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,180	1,089
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,500	1,455
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,225	1,117
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,960	1,877
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,275	1,146
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,400	1,322
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	3,860	3,658
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	14,000	12,975
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/32	1,765	1,891
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/33	2,010	2,149
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/35	1,125	1,182
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/36	1,170	1,240
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/37	1,250	1,313
[20]	College Station Independent School District GO	3.000%	2/15/44	3,755	2,879
	College Station TX GO	4.000%	2/15/41	1,735	1,643
	College Station TX GO	4.000%	2/15/42	1,805	1,698
	College Station TX GO	4.000%	2/15/43	1,880	1,746
	College Station TX GO	4.000%	2/15/44	1,955	1,796
	Collin County Community College District GO	5.000%	8/15/29	1,000	1,071
	Collin County Community College District GO	3.000%	8/15/39	5,000	4,118
	Collin County TX GO	5.000%	2/15/27	1,335	1,382
	Collin County TX GO	5.000%	2/15/33	2,000	2,118
	Collin County TX GO	3.000%	2/15/36	370	334
	Collin County TX GO	5.000%	2/15/37	2,250	2,459
	Collin County TX GO	4.000%	2/15/38	2,480	2,451
	Collin County TX GO	5.000%	2/15/38	2,880	3,125
	Collin County TX GO	4.000%	2/15/43	13,035	12,232
	Collin County TX GO	4.000%	2/15/44	12,560	11,828
	Colony TX GO	4.000%	8/15/44	3,000	2,786
	Colony TX GO	4.000%	8/15/45	1,000	925
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,734
[20]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,294
[20]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,266
[20]	Comal Independent School District GO	3.000%	2/15/40	2,805	2,392
[20]	Comal Independent School District GO	3.000%	2/1/41	12,000	9,691
[20]	Comal Independent School District GO	3.000%	2/15/41	2,270	1,900
[20]	Comal Independent School District GO	3.000%	2/15/42	4,495	3,720
[20]	Comal Independent School District GO	3.000%	2/15/43	5,410	4,398
[20]	Comanche Independent School District GO	5.000%	2/15/42	2,400	2,542
[20]	Community TX Independent School District GO	5.000%	2/15/37	1,205	1,285
[20]	Community TX Independent School District GO	5.000%	2/15/39	1,440	1,516
[20]	Community TX Independent School District GO	5.000%	2/15/42	1,935	2,038
[20]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,460
[20]	Conroe Independent School District GO	3.000%	2/15/40	4,015	3,361
[20]	Conroe Independent School District GO	3.000%	2/15/41	3,000	2,445

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Conroe Independent School District GO	5.000%	2/15/41	5,000	5,336
[20]	Conroe Independent School District GO	5.000%	2/15/42	29,195	30,923
[20]	Conroe Independent School District GO	5.000%	2/15/43	17,500	18,429
[20]	Conroe Independent School District GO	5.000%	2/15/44	21,000	21,990
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	132
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	181
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	161
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	179
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	215
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	252
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	275
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	294
	Conroe TX GO	5.000%	11/15/26	980	1,008
	Conroe TX GO	5.000%	11/15/27	1,035	1,081
	Conroe TX GO	5.000%	11/15/28	1,720	1,822
	Conroe TX GO	5.000%	3/1/34	300	326
	Conroe TX GO	5.000%	11/15/34	240	262
	Conroe TX GO	5.000%	3/1/35	435	471
	Conroe TX GO	5.000%	11/15/35	210	228
	Conroe TX GO	5.000%	3/1/36	465	501
	Conroe TX GO	5.000%	11/15/36	420	454
	Conroe TX GO	4.000%	3/1/37	905	903
	Conroe TX GO	4.000%	11/15/37	915	906
	Conroe TX GO	4.125%	11/15/38	955	953
	Conroe TX GO	5.000%	11/15/39	450	479
	Conroe TX GO	5.000%	11/15/40	630	666
	Conroe TX GO	4.250%	3/1/41	1,135	1,134
	Conroe TX GO	5.000%	3/1/41	1,075	1,131
	Conroe TX GO	4.000%	11/15/41	2,305	2,201
	Conroe TX GO	5.000%	11/15/42	475	496
[20]	Coppell Independent School District GO	5.000%	8/15/39	1,000	1,075
[20]	Coppell Independent School District GO	5.000%	8/15/40	500	539
[20]	Coppell Independent School District GO	5.000%	8/15/41	1,075	1,151
[20]	Coppell Independent School District GO	4.000%	8/15/42	1,000	953
[20]	Coppell Independent School District GO	5.000%	8/15/42	1,050	1,116
[20]	Coppell Independent School District GO	5.000%	8/15/43	1,000	1,057
[20]	Coppell Independent School District GO	5.000%	8/15/44	500	526
[20]	Coppell Independent School District GO	5.000%	8/15/45	525	550
[20]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,513
[20]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,001
[20]	Corpus Christi Independent School District GO	5.000%	8/15/40	1,430	1,536
[20]	Corpus Christi Independent School District GO	5.000%	8/15/41	1,765	1,883
[20]	Corpus Christi Independent School District GO	4.000%	8/15/42	3,880	3,713
[20]	Corpus Christi Independent School District GO	5.000%	8/15/42	3,435	3,638
[20]	Corpus Christi Independent School District GO	5.000%	8/15/43	3,450	3,635
[20]	Corpus Christi Independent School District GO	5.000%	8/15/44	1,920	2,015
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/45	1,000	919
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/33	500	546
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	830	899
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/36	1,500	1,636
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,800	1,927
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,370	1,482
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/38	1,000	1,075
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	2,000	2,120
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	1,870	2,000
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	1,250	1,345
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/40	2,500	2,653
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/40	1,000	1,067
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/41	1,650	1,729
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/43	6,590	6,894
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/44	4,000	4,164
[20]	Cotulla TX Independent School District GO	5.000%	2/15/29	715	762
[20]	Cotulla TX Independent School District GO	5.000%	2/15/30	1,000	1,078
[20]	Crandall Independent School District GO	4.000%	8/15/41	1,170	1,135
[20]	Crandall Independent School District GO	4.000%	8/15/42	805	767
[4]	Crandall TX Special Assessment Revenue	4.250%	9/15/30	105	103
[4]	Crandall TX Special Assessment Revenue	4.500%	9/15/35	210	201
[4]	Crandall TX Special Assessment Revenue	5.250%	9/15/45	545	512
[20]	Crosby Independent School District GO	5.000%	2/15/37	1,250	1,357
[20]	Crowley Independent School District GO	5.000%	2/1/40	4,700	5,014

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Crowley Independent School District GO	5.000%	2/1/41	1,030	1,092
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/32	2,000	2,220
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/33	2,500	2,795
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/33	3,200	3,577
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,000	2,212
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,760	3,105
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/41	2,750	2,943
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/42	2,750	2,923
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/43	2,775	2,935
[14]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	1,000	1,074
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,324
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	2,500	2,391
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	3,010	2,957
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	2,045	2,100
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,314
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,988
	Dallas County Highland Park Independent School District GO	4.000%	2/15/41	4,945	4,890
	Dallas County Highland Park Independent School District GO	4.000%	2/15/42	6,355	6,210
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	16,091
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	15,142
	Dallas County TX GO	5.000%	8/15/40	3,560	3,798
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,167
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	8,523
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	2,695	2,811
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	2,550	2,806
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	6,740	7,477
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	5,440	6,072
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	10,376
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/34	5,000	5,597
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	15,239
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	7,500	7,515
[1]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	23,500	23,638
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/35	5,325	5,920
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	9,000	9,920
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,089
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	2,000	2,167
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,141
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	2,750	2,945
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	9,000	9,701
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	4,004
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,500	2,647
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,605	2,775
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	6,475	6,939
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,965	4,189
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	18,250	19,381
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	18,140	19,129
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	18,605	19,503
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	15,520	16,187
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	14,520	13,413
	Dallas Housing Finance Corp. Revenue	4.350%	10/1/41	1,280	1,278
[20]	Dallas Independent School District GO	3.000%	2/15/37	2,125	1,864
[20]	Dallas Independent School District GO	5.000%	2/15/37	3,250	3,509
[20]	Dallas Independent School District GO	5.000%	2/15/39	4,000	4,276
[20]	Dallas Independent School District GO	5.000%	2/15/43	7,530	7,912
[20]	Dallas Independent School District GO	5.000%	2/15/43	3,250	3,430
[20]	Dallas Independent School District GO	5.000%	2/15/44	3,500	3,673
[20]	Dallas Independent School District GO	4.500%	2/15/46	5,670	5,670
[20]	Dallas Independent School District GO PUT	5.000%	2/15/30	7,360	7,880
[20]	Dallas Independent School District GO PUT	5.000%	2/15/31	14,005	15,159
	Dallas TX GO	5.000%	2/15/33	17,010	18,840
	Dallas TX GO	3.000%	2/15/38	1,225	1,044
	Dallas TX GO	4.000%	2/15/41	3,125	2,972
	Dallas TX GO	5.000%	2/15/41	6,285	6,580
	Dallas TX GO	5.000%	2/15/43	6,465	6,701
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,212
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,202
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,751
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,750
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,439
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,266

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,718
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,719
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	954
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,649
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/33	5,715	6,393
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,084
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/45	4,135	4,249
[4]	Decatur TX Special Assessment Revenue	4.750%	9/15/35	294	282
[4]	Decatur TX Special Assessment Revenue	5.500%	9/15/45	562	530
[20]	Del Valle Independent School District TX GO	5.000%	6/15/35	3,400	3,662
[20]	Del Valle Independent School District TX GO	5.000%	6/15/36	2,250	2,411
[20]	Del Valle Independent School District TX GO	4.000%	6/15/37	1,915	1,920
[20]	Del Valle Independent School District TX GO	4.000%	6/15/38	2,500	2,486
[20]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	3,010
[20]	Del Valle Independent School District TX GO	4.000%	6/15/39	3,850	3,793
[20]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	1,103
[20]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	1,002
	Denton County TX GO	4.000%	7/15/41	4,950	4,749
	Denton County TX GO	4.000%	7/15/42	5,255	5,008
[4]	Denton County TX Special Assessment Revenue	4.250%	12/31/30	235	228
[4]	Denton County TX Special Assessment Revenue	4.750%	12/31/30	230	225
[4]	Denton County TX Special Assessment Revenue	4.625%	12/31/31	600	585
[4]	Denton County TX Special Assessment Revenue	4.500%	12/31/35	435	418
[4]	Denton County TX Special Assessment Revenue	5.000%	12/31/35	450	429
[4]	Denton County TX Special Assessment Revenue	5.250%	12/31/44	2,000	1,866
[4]	Denton County TX Special Assessment Revenue	5.375%	12/31/45	1,750	1,638
[4]	Denton County TX Special Assessment Revenue	5.875%	12/31/45	965	912
[20]	Denton Independent School District GO	5.000%	8/15/30	7,775	7,867
[20]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,398
[20]	Denton Independent School District GO	5.000%	8/15/37	1,385	1,509
[20]	Denton Independent School District GO	5.000%	8/15/38	1,920	2,078
[20]	Denton Independent School District GO	5.000%	8/15/39	4,130	4,447
[20]	Denton Independent School District GO	5.000%	8/15/40	3,705	3,971
[20]	Denton Independent School District GO	5.000%	8/15/41	2,965	3,157
[20]	Denton Independent School District GO	5.000%	8/15/42	6,350	6,716
[20]	Denton Independent School District GO	3.000%	8/15/43	2,500	1,924
[20]	Denton Independent School District GO	5.000%	8/15/48	5,000	5,177
	Denton TX GO	4.000%	2/15/39	3,605	3,530
	Denton TX GO	4.000%	2/15/40	2,560	2,479
	Denton TX GO	4.000%	2/15/40	6,995	6,805
	Denton TX GO	4.000%	2/15/41	7,275	6,932
	Denton TX GO	4.000%	2/15/42	2,675	2,505
	Denton TX GO	4.000%	2/15/42	2,285	2,153
	Denton TX GO	4.000%	2/15/42	2,005	1,889
	Denton TX GO	4.000%	2/15/42	5,710	5,386
	Denton TX GO	4.000%	2/15/43	7,880	7,374
	Denton TX GO	4.000%	2/15/43	2,240	2,096
	Denton TX GO	4.000%	2/15/43	5,950	5,591
	Denton TX GO	4.000%	2/15/44	3,190	2,970
	Denton TX Utility System Water Revenue	5.000%	12/1/31	2,000	2,039
[20]	Dickinson Independent School District GO	5.000%	2/15/37	2,375	2,587
[20]	Dickinson Independent School District GO	5.000%	2/15/38	3,750	4,059
[20]	Dickinson Independent School District GO	4.000%	2/15/41	3,175	3,079
[20]	Dickinson Independent School District GO	4.000%	2/15/43	3,460	3,290
[20]	Donna TX Independent School District GO	5.000%	2/15/37	760	825
[20]	Donna TX Independent School District GO	5.000%	2/15/38	1,605	1,732
[20]	Donna TX Independent School District GO	5.000%	2/15/39	950	1,020
[20]	Donna TX Independent School District GO	5.000%	2/15/42	750	790
[4]	Dorchester TX Special Assessment Revenue	5.250%	9/15/31	305	295
[20]	Dripping Springs TX Independent School District GO	5.000%	2/15/28	1,250	1,316
[20]	Dripping Springs TX Independent School District GO	5.000%	2/15/30	1,250	1,354
[20]	Duncanville TX Independent School District GO	5.000%	2/15/32	2,940	3,249
[20]	Duncanville TX Independent School District GO	5.000%	2/15/33	1,435	1,598
[20]	Duncanville TX Independent School District GO	5.000%	2/15/42	4,885	5,146
[20]	Duncanville TX Independent School District GO	5.000%	2/15/43	5,800	6,078
[20]	Duncanville TX Independent School District GO	5.000%	2/15/44	5,600	5,846
[20]	Eagle Mountain & Saginaw Independent School District GO	3.000%	8/15/37	2,250	1,955
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/41	1,375	1,465
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/42	2,000	2,117
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/43	1,750	1,843

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/44	1,500	1,574
[20]	Eanes Independent School District GO	5.000%	8/1/39	1,290	1,376
[20]	East Central Independent School District GO	5.000%	8/15/38	1,690	1,846
[20]	East Central Independent School District GO	4.000%	8/15/40	2,645	2,627
[20]	East Central Independent School District GO	4.000%	8/15/41	3,500	3,415
[20]	East Central Independent School District GO	4.000%	8/15/42	3,640	3,483
[20]	East Central Independent School District GO	4.000%	8/15/43	3,790	3,596
[20]	East Central Independent School District GO	4.000%	8/15/44	3,640	3,422
[6]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/31	225	245
[6]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/32	500	547
[6]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/33	370	406
[6]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/34	550	605
[6]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/40	725	766
[6]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/41	750	787
[6]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/42	740	771
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,122
	Ector County Hospital District GO	5.000%	9/15/29	780	798
	Ector County Hospital District GO	5.000%	9/15/30	850	873
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,785
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,262
[20]	Ector County Independent School District GO	5.000%	8/15/40	2,925	3,140
[20]	Ector County Independent School District GO	5.000%	8/15/41	3,205	3,413
[20]	Ector County Independent School District GO	5.000%	8/15/42	5,735	6,057
[20]	Ector County Independent School District GO	5.000%	8/15/43	3,535	3,710
	Ector County TX GO	5.000%	2/15/31	2,415	2,619
	Ector County TX GO	5.000%	2/15/32	3,230	3,528
	Ector County TX GO	5.000%	2/15/33	2,370	2,603
	Ector County TX GO	5.000%	2/15/34	1,555	1,712
	Ector County TX GO	5.000%	2/15/37	5,010	5,380
	Ector County TX GO	5.000%	2/15/38	7,735	8,256
	Ector County TX GO	5.000%	2/15/43	10,000	10,337
	Ector County TX GO	5.000%	2/15/44	10,000	10,288
[6]	El Paso County Hospital District GO	5.000%	8/15/29	1,150	1,224
[6]	El Paso County Hospital District GO	5.000%	8/15/30	1,235	1,327
[6]	El Paso County Hospital District GO	5.000%	8/15/31	1,000	1,083
[6]	El Paso County Hospital District GO	5.000%	8/15/32	2,100	2,290
[6]	El Paso County Hospital District GO	5.000%	8/15/33	4,720	5,165
[6]	El Paso County Hospital District GO	5.000%	8/15/39	7,285	7,713
[6]	El Paso County Hospital District GO	5.000%	8/15/40	2,780	2,929
[6]	El Paso County Hospital District GO	5.000%	8/15/41	12,480	13,047
[6]	El Paso County Hospital District GO	5.000%	8/15/42	6,310	6,545
[6]	El Paso County Hospital District GO	5.000%	8/15/43	2,270	2,342
	El Paso Downtown Development Corp. Lease (Appropriation) Revenue (Downtown Ballpark Venue Project)	5.000%	8/15/26	1,065	1,087
[20]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,484
[20]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,091
[20]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,103
[20]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,727
	El Paso TX GO	5.000%	8/15/29	1,005	1,024
	El Paso TX GO	4.000%	8/15/30	3,480	3,490
	El Paso TX GO	5.000%	8/15/32	680	721
	El Paso TX GO	3.000%	8/15/33	375	347
	El Paso TX GO	5.000%	8/15/33	1,300	1,373
	El Paso TX GO	5.000%	8/15/33	1,500	1,584
	El Paso TX GO	3.000%	8/15/34	710	648
	El Paso TX GO	4.000%	8/15/34	435	438
	El Paso TX GO	5.000%	8/15/34	4,570	4,634
	El Paso TX GO	3.000%	8/15/35	430	387
	El Paso TX GO	4.000%	8/15/35	1,000	991
	El Paso TX GO	4.000%	8/15/35	1,075	1,066
	El Paso TX GO	4.000%	8/15/35	450	450
	El Paso TX GO	5.000%	8/15/35	4,795	4,855
	El Paso TX GO	5.000%	8/15/35	1,150	1,164
	El Paso TX GO	3.000%	8/15/36	485	429
	El Paso TX GO	4.000%	8/15/36	1,010	991
	El Paso TX GO	4.000%	8/15/36	1,000	982
	El Paso TX GO	4.000%	8/15/36	500	499
	El Paso TX GO	5.000%	8/15/36	4,005	4,049
	El Paso TX GO	5.000%	8/15/36	5,035	5,090
	El Paso TX GO	4.000%	8/15/37	500	486
	El Paso TX GO	4.000%	8/15/37	1,110	1,079

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	4.000%	8/15/37	680	673
	El Paso TX GO	3.000%	8/15/38	720	613
	El Paso TX GO	4.000%	8/15/38	1,155	1,102
	El Paso TX GO	4.000%	8/15/38	1,000	982
	El Paso TX GO	3.000%	8/15/39	1,575	1,316
	El Paso TX GO	4.000%	8/15/39	1,000	941
	El Paso TX GO	4.000%	8/15/40	1,000	930
	El Paso TX GO	5.000%	8/15/42	9,500	9,541
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,170
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,103
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/33	2,750	2,929
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,697
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/34	3,530	3,748
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/35	4,560	4,818
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/37	5,000	5,244
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/38	5,980	6,238
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	15,000	13,941
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/44	3,245	3,352
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/45	4,150	4,273
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	13,400	13,664
[20]	Elgin Independent School District GO	5.000%	8/1/40	2,515	2,717
[20]	Elgin Independent School District GO	5.000%	8/1/41	5,265	5,646
[20]	Elgin Independent School District GO	5.000%	8/1/42	4,430	4,718
[20]	Elgin Independent School District GO	5.000%	8/1/43	2,500	2,647
[20]	Elgin Independent School District GO	5.000%	8/1/44	3,500	3,687
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/39	5,575	5,341
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/34	33,345	32,715
	EP Royal Estates PFC Local or Guaranteed Housing Revenue (El Paso Royal Apartments Project)	4.250%	10/1/39	2,500	2,375
[20]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,396
[20]	Forney Independent School District GO	3.000%	8/15/35	4,910	4,375
[20]	Forney Independent School District GO	5.000%	8/15/35	2,300	2,483
[20]	Forney Independent School District GO	3.000%	8/15/36	5,375	4,732
[20]	Forney Independent School District GO	3.000%	2/15/39	1,000	837
[20]	Forney Independent School District GO	5.000%	8/15/39	1,200	1,280
[20]	Forney Independent School District GO	5.000%	8/15/40	10,745	11,329
[20]	Forney Independent School District GO	5.000%	8/15/40	1,205	1,280
[1]	Forney Independent School District GO	0.000%	8/15/41	1,000	459
[20]	Forney Independent School District GO	4.000%	8/15/41	8,000	7,796
[20]	Forney Independent School District GO	5.000%	8/15/41	1,380	1,456
[20]	Forney Independent School District GO	4.000%	8/15/42	8,000	7,770
[20]	Forney Independent School District GO	5.000%	8/15/42	1,000	1,050
[1]	Forney Independent School District GO	0.000%	8/15/43	1,000	409
[20]	Forney Independent School District GO	5.000%	8/15/43	2,000	2,090
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	356
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	230
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	698
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	325
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	685
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	470
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	733
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	538
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	315
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	365
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	749
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	404
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	781
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,324
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	366
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,006
	Fort Bend County TX GO	5.000%	3/1/42	3,770	3,973
	Fort Bend County TX GO	5.000%	3/1/42	6,510	6,860
	Fort Bend County TX GO	5.000%	3/1/43	3,965	4,157
	Fort Bend County TX GO	5.000%	3/1/43	8,110	8,503
	Fort Bend County TX GO	5.000%	3/1/44	4,170	4,354
	Fort Bend County TX GO	5.000%	3/1/44	8,630	9,012
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/46	2,995	2,294
[20]	Fort Worth Independent School District GO	4.000%	2/15/42	2,000	1,903
	Fort Worth TX GO	4.000%	3/1/40	5,225	4,995
	Fort Worth TX GO	4.000%	3/1/41	4,680	4,449

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Worth TX GO	4.000%	3/1/41	5,475	5,197
	Fort Worth TX GO	4.000%	3/1/43	11,405	10,684
	Fort Worth TX GO	4.125%	3/1/44	2,680	2,511
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/36	4,370	4,435
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/38	3,785	3,803
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,770
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/39	4,980	4,983
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,736
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,069
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,695
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	3,970	3,788
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	5,170	4,927
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/43	19,450	18,306
[13]	Freddie Mac Pool	3.550%	1/1/40	6,600	6,245
[20]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,456
[20]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,106
[20]	Frenship Independent School District GO	3.000%	2/15/36	1,000	886
[20]	Frenship Independent School District GO	3.000%	2/15/38	1,000	854
[20]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,517
[20]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,107
[20]	Frisco Independent School District GO	4.000%	8/15/33	4,500	4,512
[20]	Frisco Independent School District GO	4.000%	8/15/34	4,735	4,743
[20]	Frisco Independent School District GO	3.000%	2/15/37	2,500	2,210
[20]	Frisco Independent School District GO	5.000%	2/15/41	2,500	2,681
[20]	Frisco Independent School District GO	5.000%	2/15/42	4,000	4,264
[20]	Frisco Independent School District GO	5.000%	2/15/43	3,000	3,180
	Frisco TX GO	5.000%	2/15/30	7,390	8,009
	Frisco TX GO	4.000%	2/15/39	6,385	6,262
	Frisco TX GO	4.000%	2/15/40	5,680	5,504
	Frisco TX GO	4.000%	2/15/41	1,145	1,091
	Frisco TX GO	4.000%	2/15/42	1,360	1,296
	Frisco TX GO	4.000%	2/15/43	4,010	3,798
[20]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,077
[20]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	1,906
[20]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	1,919
[20]	Galena Park Independent School District GO	5.000%	8/15/35	1,895	2,123
[20]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	2,941
[20]	Galena Park Independent School District GO	5.000%	8/15/36	1,500	1,668
[20]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	2,914
[20]	Galena Park Independent School District GO	5.000%	8/15/37	2,000	2,208
[20]	Galena Park Independent School District GO	3.000%	8/15/38	1,990	1,709
[20]	Galena Park Independent School District GO	5.000%	8/15/38	1,250	1,372
[20]	Galena Park Independent School District GO	5.000%	8/15/39	960	1,047
[20]	Galena Park Independent School District GO	5.000%	8/15/40	1,250	1,357
[20]	Galena Park Independent School District GO	5.000%	8/15/41	2,020	2,176
	Galveston County TX GO	4.000%	2/1/27	1,565	1,589
	Galveston County TX GO	4.000%	2/1/29	1,055	1,066
	Galveston County TX GO	5.000%	2/1/30	1,195	1,227
	Galveston County TX GO	4.000%	2/1/32	1,195	1,204
[20]	Galveston Independent School District GO	5.000%	2/1/27	845	874
[20]	Galveston Independent School District GO	5.000%	2/1/28	850	894
[20]	Galveston Independent School District GO	5.000%	2/1/33	725	776
[20]	Galveston Independent School District GO	5.000%	2/1/34	1,000	1,068
[20]	Galveston Independent School District GO	5.000%	2/1/35	1,225	1,304
[20]	Galveston Independent School District GO	5.000%	2/1/37	1,935	2,044
[20]	Galveston Independent School District GO	4.000%	2/1/39	7,450	7,458
[20]	Galveston Independent School District GO	4.000%	2/1/40	5,250	5,219
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/34	250	271
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/36	500	536
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/37	1,430	1,522
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/41	700	741
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/43	600	628
[20]	Garland Independent School District GO	5.000%	2/15/26	2,000	2,031
[20]	Garland Independent School District GO	5.000%	2/15/28	2,100	2,213
[20]	Garland Independent School District GO	5.000%	2/15/30	2,500	2,706
[20]	Garland Independent School District GO	5.000%	2/15/33	1,405	1,463
[20]	Garland Independent School District GO	5.000%	2/15/36	685	753
[20]	Garland Independent School District GO	5.000%	2/15/38	1,165	1,256
[20]	Garland Independent School District GO	5.000%	2/15/39	1,250	1,340
[20]	Garland Independent School District GO	4.000%	2/15/40	1,375	1,343

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Garland Independent School District GO	5.000%	2/15/40	8,000	8,528
[20]	Garland Independent School District GO	5.000%	2/15/41	9,385	9,941
[20]	Garland Independent School District GO	4.000%	2/15/42	2,190	2,084
[20]	Garland Independent School District GO	5.000%	2/15/42	8,815	9,280
[20]	Garland Independent School District GO	5.000%	2/15/43	8,850	9,275
[6]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	1,100	1,183
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,154
[6]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,000	1,088
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,423
[6]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,000	1,099
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,105
[6]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,104
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,305
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,008
[6]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	950	1,053
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,000
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,160
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,037
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/37	1,250	1,079
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	3,944
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,033
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/44	1,000	1,009
	Garland TX GO	5.000%	2/15/41	1,800	1,907
	Garland TX GO	5.000%	2/15/42	2,200	2,322
[20]	Georgetown Independent School District GO	5.000%	2/15/33	650	725
[20]	Georgetown Independent School District GO	5.000%	2/15/34	1,125	1,263
[20]	Georgetown Independent School District GO	5.000%	2/15/39	1,750	1,900
[20]	Georgetown Independent School District GO	5.000%	2/15/40	1,605	1,730
[20]	Georgetown Independent School District GO	5.000%	2/15/41	3,000	3,217
[20]	Georgetown Independent School District GO	5.000%	2/15/42	2,390	2,548
[20]	Georgetown Independent School District GO	5.000%	2/15/43	2,100	2,226
[20]	Georgetown Independent School District GO	5.000%	2/15/44	2,500	2,637
	Georgetown TX GO	4.000%	8/15/44	1,435	1,367
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/26	400	409
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/28	500	528
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/29	620	663
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/36	565	608
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/37	1,210	1,293
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/39	1,290	1,364
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/40	2,000	2,113
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/41	2,485	2,597
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/41	6,110	6,413
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/42	1,360	1,414
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/42	4,810	5,016
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/43	2,060	2,135
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/43	4,310	4,480
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/44	2,000	2,074
[3,4]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	3.720%	5/1/25	11,625	11,625
[20]	Godley Independent School District GO	3.000%	2/15/40	1,000	808
[20]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/36	1,500	1,640
[20]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/38	1,250	1,347
[20]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,159
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/31	2,990	3,152
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/32	5,740	6,052
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/33	18,120	19,100
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,135	2,199
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,197
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	13,300	13,481
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	21,535	22,361
	Grand Prairie TX GO	5.000%	2/15/26	500	507
	Grand Prairie TX GO	5.000%	2/15/39	500	543
	Grand Prairie TX GO	5.000%	2/15/42	1,000	1,064
	Grayson County TX Junior College District GO	5.000%	2/15/42	2,075	2,171
	Grayson County TX Junior College District GO	5.000%	2/15/43	1,740	1,812
	Grayson County TX Junior College District GO	5.000%	2/15/44	2,115	2,191
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (Epiccenter Multipurpose Facilities Project)	5.000%	3/1/31	500	544
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/35	1,220	1,290

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/36	2,045	2,042
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/37	3,740	3,696
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/38	3,895	3,760
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/39	2,555	2,432
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/40	1,820	1,710
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/41	2,765	2,567
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/38	1,270	1,343
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/39	1,000	1,053
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	3,400	3,566
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	5,125	5,408
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/41	5,440	5,694
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/33	3,025	3,302
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/34	2,410	2,619
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/35	1,750	1,895
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/36	1,360	1,465
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/37	1,430	1,533
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/38	1,005	1,073
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/39	1,000	1,063
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/40	1,320	1,394
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/41	2,180	2,288
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/42	1,270	1,325
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/43	2,000	2,075
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/44	2,055	2,122
[3]	Greenville TX GO	4.000%	2/15/42	2,300	2,182
[3]	Greenville TX GO	4.000%	2/15/43	2,395	2,254
[3]	Greenville TX GO	4.000%	2/15/44	2,490	2,315
[20]	Greenwood Independent School District GO	4.000%	2/15/42	9,840	9,354
[20]	Greenwood Independent School District GO	4.000%	2/15/43	10,205	9,632
[20]	Greenwood Independent School District GO	4.000%	2/15/44	9,000	8,444
[20]	Gregory-Portland TX Independent School District GO	5.000%	2/15/40	6,240	6,644
[20]	Gregory-Portland TX Independent School District GO	5.000%	2/15/41	6,395	6,767
[20]	Gregory-Portland TX Independent School District GO	4.000%	2/15/43	16,550	15,796
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	125
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	140
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	170
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	110
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	1,892
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/25	430	430
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/27	475	491
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/28	495	518
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/30	750	801
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/31	225	225
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/32	595	591
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/33	420	414
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/34	325	319
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/35	675	661
[3]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/37	780	753
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/34	1,000	1,029
[1]	Hale County TX GO	5.000%	3/15/37	1,720	1,844
[1]	Hale County TX GO	5.000%	3/15/38	1,485	1,584
[1]	Hale County TX GO	5.000%	3/15/39	1,900	2,018
[1]	Hale County TX GO	5.000%	3/15/40	1,800	1,900
[1]	Hale County TX GO	5.000%	3/15/41	2,000	2,093
[20]	Harlandale Independent School District GO	5.000%	8/15/40	2,140	2,289
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,077
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,042
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,079
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,242
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,541
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,703
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	8,191
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,248
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,196

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	13,440	14,622
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	6,000	6,529
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	7,625	8,386
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	3,250
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,868
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	4,900	5,205
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,403
	Harris County Flood Control District GO	4.000%	10/1/39	7,790	7,659
	Harris County Flood Control District GO	5.250%	10/1/39	2,500	2,727
	Harris County Flood Control District GO	5.250%	10/1/40	2,375	2,582
	Harris County Flood Control District GO	4.000%	9/15/41	1,520	1,453
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/29	2,000	2,003
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/32	5,015	5,161
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/37	1,640	1,611
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	1,880
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	69,690	68,790
[1]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/39	1,125	933
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/44	3,695	3,366
	Harris County TX GO	5.000%	9/15/27	950	994
	Harris County TX GO	5.000%	10/1/27	7,415	7,763
	Harris County TX GO	5.000%	9/15/28	525	558
	Harris County TX GO	5.000%	9/15/28	2,500	2,657
	Harris County TX GO	5.000%	9/15/29	1,635	1,762
[3]	Harris County TX GO	5.250%	8/15/30	7,335	8,073
	Harris County TX GO	5.000%	10/1/34	2,700	2,783
	Harris County TX GO	5.000%	10/1/35	4,215	4,235
	Harris County TX GO	5.000%	9/15/36	10,260	11,313
	Harris County TX GO	4.000%	10/1/36	690	696
	Harris County TX GO	4.000%	10/1/37	765	768
	Harris County TX GO	4.000%	9/15/39	2,250	2,224
	Harris County TX GO	4.000%	9/15/40	1,500	1,475
	Harris County TX GO	5.000%	10/1/40	17,000	17,056
	Harris County TX GO	5.000%	9/15/41	3,150	3,342
	Harris County TX GO	4.000%	10/1/41	2,000	1,939
	Harris County TX GO	4.000%	9/15/42	1,000	957
	Harris County TX GO	4.000%	9/15/43	1,300	1,228
	Harris County TX GO	5.000%	9/15/43	12,840	13,451
	Harris County TX GO	5.000%	9/15/44	9,365	9,783
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,130
	Harris County TX Highway Revenue	5.000%	8/15/35	1,000	1,003
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/35	1,685	1,693
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/36	2,165	2,165
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/37	3,600	3,053
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/37	2,010	1,992
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/38	11,235	9,323
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/38	2,810	2,755
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/38	6,000	6,482
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/39	2,280	2,214
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/39	7,500	8,055
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/40	3,110	2,979
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/40	4,000	4,265
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/41	9,000	8,581
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/42	8,485	7,922
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/43	2,215	2,039
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	5,860	5,933
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/44	12,725	13,270
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/31	1,155	882
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/28	2,880	2,543
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/29	5,260	4,476
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/30	6,325	5,185
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/31	1,345	1,061
[20]	Hays Consolidated Independent School District GO	4.000%	2/15/34	1,000	1,004
[20]	Hays Consolidated Independent School District GO	5.000%	2/15/41	4,150	4,381
[20]	Hays Consolidated Independent School District GO	5.000%	2/15/42	4,000	4,197
[20]	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,660	2,529
	Hays County TX GO	5.000%	2/15/26	1,145	1,162
	Hays County TX GO	5.000%	2/15/27	1,105	1,141
	Hays County TX GO	5.000%	2/15/28	1,695	1,746
	Hays County TX GO	5.000%	2/15/29	1,830	1,883
	Hays County TX GO	5.000%	2/15/30	1,760	1,809

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hays County TX GO	5.000%	2/15/30	2,175	2,236
	Hays County TX GO	5.000%	2/15/31	3,235	3,322
	Hays County TX GO	5.000%	2/15/31	1,590	1,633
	Hays County TX GO	5.000%	2/15/34	1,035	1,058
	Hays County TX GO	3.000%	2/15/38	1,565	1,334
	Hays County TX GO	3.000%	2/15/40	1,075	893
	Hays County TX GO	3.000%	2/15/41	1,365	1,116
[4]	Hays County TX Special Assessment Revenue	3.250%	9/15/30	255	230
[4]	Hays County TX Special Assessment Revenue	3.750%	9/15/40	580	474
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/36	525	558
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/37	350	371
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/38	315	331
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/41	1,000	979
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/44	1,300	1,276
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	523
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	990
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	526
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,523
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	472
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,355	1,392
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,970	2,060
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,280
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,925	2,010
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,377
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,016
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	3,100	2,945
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	905
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	894
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	2,040	1,788
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	898
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	860
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/42	2,425	968
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/43	2,835	1,072
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/44	2,000	717
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,452
	Hidalgo County TX GO	4.000%	8/15/36	1,000	996
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,039
[20]	Houston Independent School District GO	5.000%	2/15/26	1,905	1,933
[20]	Houston Independent School District GO	5.000%	2/15/28	10,000	10,332
[20]	Houston Independent School District GO	4.000%	2/15/32	4,000	4,023
[20]	Houston Independent School District GO	5.000%	2/15/34	8,750	9,866
[20]	Houston Independent School District GO	5.000%	2/15/35	3,500	3,955
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	3,859
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,220
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,229
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	5,698
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,598
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	10,144
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	5,578
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	3,785
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,188
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,712
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	8,010	8,390
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	3,804
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	875
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	1,000	1,005
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	10,000	10,976
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,650
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/37	1,905	1,970
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,345
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,162
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	1,565	1,610
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/41	3,695	3,903
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	5,540	5,812
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,028
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	4,470	4,663
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	2,425	2,518
	Houston TX GO	5.000%	3/1/26	1,535	1,559
	Houston TX GO	5.000%	3/1/27	6,025	6,238
	Houston TX GO	5.000%	3/1/27	125	129

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	5.000%	3/1/28	10,025	10,324
	Houston TX GO	5.000%	3/1/28	150	158
	Houston TX GO	5.000%	3/1/29	6,000	6,174
	Houston TX GO	5.000%	3/1/29	500	533
	Houston TX GO	5.000%	3/1/32	3,840	3,885
	Houston TX GO	5.000%	3/1/32	1,050	1,157
	Houston TX GO	4.000%	3/1/33	5,000	5,006
	Houston TX GO	5.000%	3/1/33	1,000	1,108
	Houston TX GO	4.000%	3/1/35	3,000	2,974
	Houston TX GO	3.000%	3/1/36	1,015	893
	Houston TX GO	3.000%	3/1/37	3,500	3,043
	Houston TX GO	3.000%	3/1/38	3,250	2,771
	Houston TX GO	5.000%	3/1/38	4,390	4,750
	Houston TX GO	5.000%	3/1/38	810	876
	Houston TX GO	3.000%	3/1/39	2,500	2,104
	Houston TX GO	5.000%	3/1/39	1,415	1,524
	Houston TX GO	3.000%	3/1/40	2,630	2,173
	Houston TX GO	5.000%	3/1/40	3,000	3,201
	Houston TX GO	5.250%	3/1/40	1,800	1,939
	Houston TX GO	3.000%	3/1/41	3,170	2,570
	Houston TX GO	5.000%	3/1/41	3,750	3,970
	Houston TX GO	5.000%	3/1/41	2,870	3,038
	Houston TX GO	5.000%	3/1/42	6,250	6,567
	Houston TX GO	5.000%	3/1/42	2,840	2,984
	Houston TX GO	5.000%	3/1/43	10,000	10,463
	Houston TX GO	5.000%	3/1/43	3,000	3,139
	Houston TX GO	5.250%	3/1/43	2,300	2,434
	Houston TX GO	5.000%	3/1/44	15,345	16,001
	Houston TX GO	5.000%	3/1/44	3,220	3,358
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,652
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,428
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	447
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,522
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	447
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	432
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	292
[20]	Humble Independent School District GO	5.000%	2/15/35	3,995	4,373
[20]	Humble Independent School District GO	5.000%	2/15/38	1,850	2,042
[20]	Humble Independent School District GO	5.000%	2/15/40	1,225	1,324
[20]	Humble Independent School District GO	3.000%	2/15/41	2,990	2,437
[20]	Humble Independent School District GO	5.000%	2/15/41	2,525	2,710
[20]	Humble Independent School District GO	5.000%	2/15/41	1,750	1,889
[20]	Humble Independent School District GO	5.000%	2/15/42	2,500	2,667
[20]	Humble Independent School District GO	5.000%	2/15/42	2,100	2,250
[20]	Humble Independent School District GO	5.000%	2/15/43	1,150	1,220
[20]	Humble Independent School District GO	5.000%	2/15/43	1,475	1,571
[20]	Humble Independent School District GO	5.000%	2/15/44	1,000	1,055
[20]	Humble Independent School District GO	5.000%	2/15/44	2,000	2,119
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/32	1,070	1,102
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	10,000	10,253
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	6,895	6,740
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	7,615	7,369
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/42	18,200	17,332
[1]	Hutto TX GO	5.000%	8/1/33	1,075	1,193
[1]	Hutto TX GO	5.000%	8/1/34	1,325	1,474
[1]	Hutto TX GO	5.000%	8/1/40	3,000	3,203
[1]	Hutto TX GO	5.000%	8/1/41	2,000	2,119
	Hutto TX GO	5.000%	8/1/42	3,265	3,400
[1]	Hutto TX GO	5.000%	8/1/42	2,250	2,368
[1]	Hutto TX GO	5.000%	8/1/43	5,250	5,501
[1]	Hutto TX GO	5.000%	8/1/44	6,200	6,474
[20]	Irving Independent School District GO	5.000%	2/15/27	1,615	1,672
[20]	Irving Independent School District GO	5.000%	2/15/39	4,400	4,691
[20]	Irving Independent School District GO	5.000%	2/15/40	9,270	9,824
[20]	Irving Independent School District GO	5.000%	2/15/41	4,000	4,214
[20]	Irving Independent School District GO	5.000%	2/15/42	8,890	9,311
[20]	Irving Independent School District GO	5.000%	2/15/43	3,820	3,983
	Irving TX GO	5.000%	9/15/26	1,940	1,994
	Irving TX GO	5.000%	9/15/27	2,020	2,113
	Irving TX GO	5.000%	9/15/36	1,135	1,234

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irving TX GO	5.000%	9/15/39	1,315	1,405
	Irving TX GO	4.000%	9/15/40	6,050	5,855
	Irving TX GO	4.000%	9/15/41	6,050	5,763
	Irving TX GO	4.000%	9/15/42	6,050	5,711
	Irving TX GO	4.000%	9/15/43	6,050	5,688
	Irving TX GO	4.000%	9/15/44	6,050	5,699
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	121
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	147
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	158
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	204
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	147
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	152
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	151
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	152
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	176
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	251
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	250
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	298
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	293
[20]	Jacksboro Independent School District GO	5.000%	2/15/38	2,680	2,903
[20]	Jacksboro Independent School District GO	5.000%	2/15/39	2,820	3,039
[20]	Jacksboro Independent School District GO	5.000%	2/15/40	2,965	3,174
[20]	Jacksboro Independent School District GO	5.000%	2/15/41	3,115	3,312
[20]	Jarrell Independent School District GO	3.000%	8/15/39	1,775	1,470
[20]	Jarrell Independent School District GO	3.000%	8/15/40	2,200	1,795
[20]	Jarrell Independent School District GO	5.000%	2/15/43	1,370	1,428
[20]	Johnson City Independent School District GO	5.000%	2/15/39	1,835	1,984
[20]	Johnson City Independent School District GO	5.000%	2/15/40	1,930	2,073
[20]	Johnson City Independent School District GO	5.000%	2/15/41	2,025	2,160
[20]	Johnson City Independent School District GO	5.000%	2/15/42	2,130	2,258
[20]	Johnson City Independent School District GO	5.000%	2/15/43	2,240	2,361
[20]	Johnson City Independent School District GO	5.000%	2/15/44	2,355	2,471
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/30	328	322
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/43	1,250	1,205
[20]	Joshua Independent School District GO	5.000%	8/15/31	500	551
[20]	Joshua Independent School District GO	5.000%	8/15/32	1,000	1,110
[20]	Joshua Independent School District GO	5.000%	8/15/33	550	614
[20]	Joshua Independent School District GO	5.000%	8/15/40	1,750	1,872
[20]	Joshua Independent School District GO	5.000%	8/15/41	1,070	1,137
[20]	Joshua Independent School District GO	5.000%	8/15/42	1,300	1,372
[20]	Joshua Independent School District GO	5.000%	8/15/43	1,675	1,759
[20]	Joshua Independent School District GO	5.000%	8/15/44	1,475	1,543
[4]	Justin TX Special Assessment Revenue	3.000%	9/1/31	225	201
[4]	Justin TX Special Assessment Revenue	3.375%	9/1/41	475	370
[20]	Katy Independent School District GO	5.000%	2/15/32	2,545	2,814
[20]	Katy Independent School District GO	5.000%	2/15/33	2,000	2,228
[20]	Katy Independent School District GO	5.000%	2/15/34	1,200	1,344
[20]	Katy Independent School District GO	4.000%	2/15/39	1,000	988
[20]	Katy Independent School District GO	4.000%	2/15/40	1,250	1,227
[20]	Katy Independent School District GO	5.000%	2/15/40	3,180	3,384
[20]	Katy Independent School District GO	4.000%	2/15/41	1,025	999
[20]	Katy Independent School District GO	5.000%	2/15/41	4,500	4,762
[20]	Katy Independent School District GO	5.000%	2/15/42	5,000	5,262
[20]	Katy Independent School District GO	5.000%	2/15/42	4,000	4,238
[20]	Katy Independent School District GO	5.000%	2/15/43	3,000	3,141
[20]	Katy Independent School District GO	5.000%	2/15/43	1,725	1,818
[20]	Keller TX Independent School District GO	4.000%	8/15/29	2,900	2,911
[20]	Kennedale Independent School District GO	4.000%	2/15/40	1,365	1,333
[20]	Kennedale Independent School District GO	4.000%	2/15/41	1,445	1,401
[20]	Kennedale Independent School District GO	4.000%	2/15/42	1,425	1,373
[20]	Kennedale Independent School District GO	4.000%	2/15/43	1,140	1,092
[20]	Kennedale Independent School District GO	5.000%	2/15/43	2,370	2,496
[20]	Kilgore Independent School District GO	3.000%	2/15/39	4,455	3,773
	Killeen TX GO	4.000%	8/1/40	1,910	1,852
	Killeen TX GO	4.000%	8/1/43	6,915	6,529
[20]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,027
[20]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,030
[4]	Kyle TX Special Assessment Revenue	4.500%	9/1/33	504	491

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Kyle TX Special Assessment Revenue	5.250%	9/1/43	1,542	1,496
[20]	La Porte TX Independent School District GO	5.000%	2/15/37	2,500	2,735
[20]	La Porte TX Independent School District GO	5.000%	2/15/38	2,000	2,174
[20]	La Porte TX Independent School District GO	5.000%	2/15/39	6,790	7,337
[20]	La Porte TX Independent School District GO	5.000%	2/15/40	2,750	2,951
[20]	La Porte TX Independent School District GO	5.000%	2/15/41	2,880	3,072
[20]	La Porte TX Independent School District GO	5.000%	2/15/42	3,015	3,196
[20]	La Porte TX Independent School District GO	5.000%	2/15/43	3,155	3,326
[20]	La Vega Independent School District GO	5.000%	2/15/39	1,000	1,082
[20]	La Vega Independent School District GO	5.000%	2/15/40	1,075	1,154
[20]	La Vega Independent School District GO	5.000%	2/15/41	1,905	2,031
[20]	La Vega Independent School District GO	5.000%	2/15/42	2,000	2,118
[20]	La Vega Independent School District GO	5.000%	2/15/43	2,080	2,190
[20]	La Vega Independent School District GO	5.000%	2/15/44	1,445	1,514
[20]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	991
[20]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,128
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	280	286
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	275	282
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	300	308
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/31	325	334
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	475	456
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	426
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/34	625	541
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	475	442
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	475	437
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/38	1,025	815
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/39	1,325	1,029
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/40	900	681
[4,5]	Lakeside Place PFC TX Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	23,960	23,960
[4]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/32	400	385
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,051
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/34	2,585	2,647
[20]	Lamar Consolidated Independent School District GO	3.000%	2/15/38	2,000	1,709
[20]	Lamar Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,680
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/39	5,000	5,372
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/40	7,000	7,462
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/41	9,000	9,540
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/41	2,100	2,244
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/42	10,000	10,535
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/42	2,700	2,868
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5,945	6,000
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	11,155	11,690
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	2,100	2,218
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/44	4,600	4,834
[20]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,001
[20]	Laredo Independent School District GO	4.000%	8/1/42	1,000	953
	Laredo TX GO	5.000%	2/15/37	1,000	1,078
	Laredo TX GO	5.000%	2/15/38	1,715	1,839
	Laredo TX GO	4.000%	2/15/39	3,085	3,005
	Laredo TX GO	4.000%	2/15/40	3,670	3,551
	Laredo TX GO	4.125%	2/15/41	2,340	2,278
	Laredo TX GO	4.125%	2/15/42	4,045	3,918
	Laredo TX GO	4.250%	2/15/43	3,270	3,200
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	302
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	236
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	551
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/38	750	801
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	613
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/39	550	583
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/41	1,175	1,224
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/42	600	623
[4]	Lavon TX Special Assessment Revenue	4.250%	9/15/31	100	96
[4]	Lavon TX Special Assessment Revenue	4.375%	9/15/31	150	145
[4]	Lavon TX Special Assessment Revenue	3.875%	9/15/32	537	499
[4]	Lavon TX Special Assessment Revenue	5.875%	9/15/42	1,108	1,143
[4]	Lavon TX Special Assessment Revenue	5.000%	9/15/44	429	410
[4]	Lavon TX Special Assessment Revenue	5.125%	9/15/44	600	583
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,442
[20]	Leander Independent School District GO	3.000%	8/15/34	5,740	5,316
[20]	Leander Independent School District GO	4.000%	2/15/39	4,090	4,037

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Leander Independent School District GO	4.000%	2/15/40	4,255	4,155
[20]	Leander Independent School District GO	4.000%	2/15/41	10,410	10,095
[20]	Leander Independent School District GO	5.000%	2/15/42	8,830	9,338
[20]	Leander Independent School District GO	4.250%	2/15/43	4,000	3,926
	Leander TX GO	5.000%	8/15/42	1,490	1,567
	Leander TX GO	5.000%	8/15/43	1,550	1,623
[20]	Lewisville Independent School District GO	5.000%	8/15/27	4,230	4,416
[20]	Lewisville Independent School District GO	5.000%	8/15/38	1,180	1,270
[20]	Lewisville Independent School District GO	5.000%	8/15/42	10,000	10,534
[20]	Lewisville Independent School District GO	5.000%	8/15/43	4,550	4,765
[20]	Lewisville Independent School District GO	5.000%	8/15/44	1,815	1,890
	Lewisville TX GO	5.000%	2/15/28	3,290	3,444
	Lewisville TX GO	5.000%	2/15/36	1,440	1,572
	Lewisville TX GO	4.000%	2/15/38	2,250	2,222
	Lewisville TX GO	4.000%	2/15/42	2,550	2,395
[20]	Liberty Hill Independent School District GO	5.000%	2/1/37	1,000	1,089
[20]	Liberty Hill Independent School District GO	5.000%	2/1/38	4,990	5,339
[20]	Liberty Hill Independent School District GO	5.000%	2/1/38	535	577
[20]	Liberty Hill Independent School District GO	5.000%	2/1/39	4,770	5,069
[20]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,167
[20]	Liberty Hill Independent School District GO	5.000%	2/1/40	4,850	5,128
[20]	Liberty Hill Independent School District GO	5.000%	2/1/40	1,100	1,173
[20]	Liberty Hill Independent School District GO	3.000%	2/1/41	2,000	1,604
[20]	Liberty Hill Independent School District GO	5.000%	2/1/41	1,180	1,251
[20]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,945	2,036
[20]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,605	1,689
[20]	Liberty Hill Independent School District GO	5.000%	2/1/43	1,600	1,677
[4]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	627
[4]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	192
[20]	Little Elm Independent School District GO	5.000%	8/15/42	1,910	2,021
[20]	Little Elm Independent School District GO	5.000%	8/15/43	2,070	2,179
[20]	Little Elm Independent School District GO	5.000%	8/15/47	6,620	6,872
[20]	Longview Independent School District GO	5.000%	2/15/40	4,000	4,323
[20]	Longview Independent School District GO	5.000%	2/15/41	4,780	5,127
[20]	Longview Independent School District GO	5.000%	2/15/42	9,755	10,391
[20]	Longview Independent School District GO	5.000%	2/15/43	4,755	5,051
[20]	Longview Independent School District GO	5.000%	2/15/44	4,250	4,492
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/32	2,000	2,203
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	1,750	1,936
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,737
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/42	1,250	1,309
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/43	1,480	1,539
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/44	1,650	1,705
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/45	1,675	1,722
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	15,070	15,578
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,635	1,636
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,375	1,392
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,750	1,843
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,350	1,476
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,420	1,421
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	2,250	2,362
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	3,000	3,138
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,245	1,326
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	2,010	2,078
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	4,250	4,429
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	1,500	1,592
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	3,065	3,160
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	4,500	4,667
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	1,250	1,320
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,060	1,107
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,540
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,560
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	3,000	3,159
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/38	1,870	2,012
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,000	2,073
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,635	9,050
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,000	1,063
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/39	2,190	2,344
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,710	2,799
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,570	2,717

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	17,345	18,108
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/40	2,000	2,130
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	4,250	4,368
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	13,475	13,996
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	4,250	4,512
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/41	1,000	1,060
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/42	5,350	5,634
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/42	6,000	6,313
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/42	2,000	2,109
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/43	8,000	7,531
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/43	8,650	9,083
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/43	4,000	4,176
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	3,395	3,413
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	9,250	9,666
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	5,000	5,183
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	6,655	6,861
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/34	3,015	3,255
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/36	5,250	5,583
	Lubbock County TX GO	4.000%	2/15/42	2,040	1,919
	Lubbock County TX GO	4.000%	2/15/43	2,335	2,185
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/34	1,825	1,853
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/35	4,415	4,463
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/36	3,620	3,639
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/37	7,510	6,285
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/38	3,420	3,368
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/39	3,640	3,855
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/40	10,095	7,937
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/40	3,820	4,026
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/41	4,010	4,200
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/42	2,000	2,082
	Lubbock TX GO	4.000%	2/15/32	1,425	1,419
	Lubbock TX GO	4.000%	2/15/33	1,000	991
	Lubbock TX GO	4.000%	2/15/41	1,195	1,148
[20]	Lubbock-Cooper Independent School District GO	5.000%	2/15/44	1,895	1,989
[20]	Lubbock-Cooper Independent School District GO	4.000%	2/15/47	1,475	1,371
[20]	Lumberton Independent School District GO	3.000%	2/15/40	1,415	1,169
[20]	Mabank Independent School District GO	5.000%	8/15/42	2,355	2,494
	Mainland College GO	4.000%	8/15/30	650	664
	Mainland College GO	4.000%	8/15/31	795	807
	Mainland College GO	4.000%	8/15/32	560	566
	Mainland College GO	4.000%	8/15/33	510	514
	Mainland College GO	4.000%	8/15/34	635	638
	Mainland College GO	4.000%	8/15/35	500	500
	Mainland College GO	4.000%	8/15/36	1,000	992
	Mainland College GO	4.000%	8/15/37	750	738
	Mainland College GO	4.000%	8/15/38	750	730
	Mainland College GO	4.000%	8/15/39	1,680	1,609
	Mainland College GO	4.000%	8/15/40	895	845
[20]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,057
[20]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	2,046
[20]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	2,020
[20]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	1,999
	Mansfield TX GO	5.000%	2/15/39	1,000	1,071
	Mansfield TX GO	5.000%	2/15/42	4,210	4,449
	Mansfield TX GO	5.000%	2/15/43	4,425	4,649
	Mansfield TX GO	5.000%	2/15/44	4,650	4,867
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/42	1,100	1,155
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/43	1,120	1,171
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/44	1,010	1,054
[20]	McGregor Independent School District GO	5.000%	2/15/42	1,250	1,322
[20]	McKinney Independent School District GO	5.000%	2/15/37	2,000	2,062
[20]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,384
[20]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,341
	McKinney TX GO	5.000%	8/15/33	275	305
	McKinney TX GO	3.500%	8/15/34	775	737
	McKinney TX GO	3.625%	8/15/35	780	755
	McKinney TX GO	3.750%	8/15/37	1,065	1,032
	McKinney TX GO	3.875%	8/15/39	1,830	1,731

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKinney TX GO	3.875%	8/15/40	1,900	1,769
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/32	350	385
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/33	700	765
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/34	500	544
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/35	570	617
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/36	1,000	1,076
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/37	750	803
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/38	750	798
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/39	1,000	1,059
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/40	725	763
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/42	1,000	1,044
[20]	Medina Valley Independent School District GO	5.000%	2/15/41	8,390	8,876
[20]	Medina Valley Independent School District GO	5.000%	2/15/42	11,475	12,065
[20]	Medina Valley Independent School District GO	5.000%	2/15/43	5,000	5,233
[20]	Melissa Independent School District GO	5.000%	2/1/32	500	552
[20]	Melissa Independent School District GO	5.000%	2/1/33	600	668
[20]	Melissa Independent School District GO	5.000%	2/1/34	1,000	1,120
[20]	Melissa Independent School District GO	5.000%	2/1/41	1,350	1,441
[20]	Melissa Independent School District GO	5.000%	2/1/42	1,000	1,054
[20]	Melissa Independent School District GO	5.000%	2/1/42	1,320	1,397
[20]	Melissa Independent School District GO	5.000%	2/1/43	1,790	1,881
[20]	Melissa Independent School District GO	5.000%	2/1/44	1,775	1,854
[8]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	338	3
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,000	2,947
[20]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,203
[20]	Midland Independent School District GO	4.000%	2/15/39	4,500	4,455
[20]	Midland Independent School District GO	4.000%	2/15/40	1,985	1,936
[20]	Midland Independent School District GO	4.000%	2/15/41	2,900	2,774
[20]	Midland Independent School District GO	4.000%	2/15/42	12,855	12,220
[20]	Midland Independent School District GO	4.000%	2/15/43	23,945	22,543
[20]	Midland Independent School District GO	4.000%	2/15/44	20,000	18,716
	Midland TX GO	4.000%	2/15/38	3,000	2,979
	Midland TX GO	4.000%	2/15/40	4,450	4,287
	Midland TX GO	4.000%	2/15/41	7,000	6,667
	Midland TX GO	4.000%	3/1/42	1,050	1,002
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	100	99
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	246
	Mont Belvieu TX GO	4.000%	8/15/37	1,745	1,713
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	527
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	688
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	713
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,526
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,113
	Montgomery County TX GO	4.000%	3/1/29	11,625	11,827
	Montgomery County TX GO	4.000%	3/1/30	13,500	13,716
	Montgomery County TX GO	5.000%	3/1/32	12,000	12,148
[20]	Montgomery Independent School District GO	5.000%	2/15/31	1,350	1,480
[20]	Montgomery Independent School District GO	5.000%	2/15/32	1,715	1,900
[20]	Montgomery Independent School District GO	5.000%	2/15/33	1,880	2,097
[20]	Montgomery Independent School District GO	5.000%	2/15/40	4,395	4,655
[20]	New Braunfels Independent School District GO	3.000%	2/1/39	2,970	2,483
	New Braunfels TX GO	4.000%	2/1/34	1,630	1,630
[20]	New Caney Independent School District GO	5.000%	2/15/27	1,000	1,035
[20]	New Caney Independent School District GO	5.000%	2/15/28	525	553
[20]	New Caney Independent School District GO	5.000%	2/15/29	1,300	1,390
[20]	New Caney Independent School District GO	5.000%	2/15/39	1,300	1,406
[20]	New Caney Independent School District GO	5.000%	2/15/40	3,500	3,746
[20]	New Caney Independent School District GO	5.000%	2/15/41	3,850	4,093
[20]	New Caney Independent School District GO	5.000%	2/15/41	1,000	1,068
[20]	New Caney Independent School District GO	5.000%	2/15/42	4,150	4,384
[20]	New Caney Independent School District GO	5.000%	2/15/42	1,000	1,061
[20]	New Caney Independent School District GO	5.000%	2/15/43	1,650	1,733
[20]	New Caney Independent School District GO PUT	4.000%	8/15/27	1,280	1,297
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,504
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,578
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,061
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,075
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,239
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	8,135	7,969
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	2,893

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,586
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,845	2,687
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/45	19,655	18,368
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/46	100	79
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/32	840	776
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/37	1,155	997
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/42	1,825	1,457
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.375%	11/15/36	100	87
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	620	620
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/33	720	738
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/34	1,500	1,434
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,390	1,381
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,372
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/31	315	333
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/32	665	705
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/33	695	738
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/34	585	621
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/35	610	647
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/40	2,200	2,247
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/30	2,005	1,982
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/45	2,000	1,947
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/30	1,180	1,166
[4,5]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	2.750%	5/1/25	68,880	68,880
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,425
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,498
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,573
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,653
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,481
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	9,053
[20]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,253
[20]	North East TX Independent School District GO	3.000%	8/1/38	1,200	1,031
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,371
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	377
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	680
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	526
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/31	243	223
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	3,153	3,064
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/41	8,000	7,393
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,293
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/35	1,075	963
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/37	4,490	3,834
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	70	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	11,735	11,882
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,175	17,750
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	4,810	5,121
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	6,549
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	1,941
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,180	6,643
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	9,357
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,350	2,562
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,465	3,764
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	13,514
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,642

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	6,180	6,806
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	10,000	10,951
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,573
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,002
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,459
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	835	925
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	1,250	1,385
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	11,710	12,912
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,020
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	1,988
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,510
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,357
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	7,837
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,546
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	8,935	9,904
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	6,905	7,675
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	2,957
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,031
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,113
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,188
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	12,866
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,035
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,334
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	1,940
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,156
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,026
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	10,000	9,630
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	2,907
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	36,837
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,148
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	10,338
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/38	20,000	17,252
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	2,953
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,347
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	11,524
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	500	501
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,500	10,057
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	15,250	14,882
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	11,265	11,829
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	1,135	1,011
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	1,500	1,575
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	3,000	3,165
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/42	5,575	5,956
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	37,685	38,212
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,250	1,309
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/44	4,275	4,540
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,000	12,721
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,362
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	7,000	5,877
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	15,195	12,267
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	15,860	12,300
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	13,000	9,668
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	43,080	30,687
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	12,500	8,498
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,000	6,490
[6]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	7,310	4,534
[20]	Northside Independent School District GO	5.000%	8/1/37	1,000	1,084
[20]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,073
[20]	Northside Independent School District GO	3.000%	6/1/40	1,000	832
[20]	Northside Independent School District GO	5.000%	8/1/40	1,485	1,587
[20]	Northside Independent School District GO	5.000%	8/15/40	1,500	1,610
[20]	Northside Independent School District GO	5.000%	8/1/41	3,000	3,188
[20]	Northside Independent School District GO	5.000%	8/1/42	2,165	2,285
[20]	Northside Independent School District GO	5.000%	8/15/42	1,500	1,589
[20]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,963
[20]	Northside Independent School District GO PUT	3.000%	8/1/26	10,000	9,912
[20]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	3,998
[20]	Northwest Independent School District GO	5.000%	2/15/32	1,000	1,104
[20]	Northwest Independent School District GO	5.000%	2/15/33	1,175	1,307
[20]	Northwest Independent School District GO	5.000%	2/15/34	1,500	1,671

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,391
[20]	Northwest Independent School District GO	5.000%	2/15/39	2,000	2,142
[20]	Northwest Independent School District GO	5.000%	2/15/39	1,035	1,118
[20]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,522
[20]	Northwest Independent School District GO	5.000%	2/15/40	2,055	2,184
[20]	Northwest Independent School District GO	5.000%	2/15/40	4,500	4,783
[20]	Northwest Independent School District GO	5.000%	2/15/41	4,800	5,067
[20]	Northwest Independent School District GO	5.000%	2/15/41	1,125	1,196
[20]	Northwest Independent School District GO	4.000%	2/15/42	7,000	6,662
[20]	Northwest Independent School District GO	5.000%	2/15/42	1,735	1,833
[20]	Northwest Independent School District GO	5.000%	2/15/42	1,960	2,070
[20]	Northwest Independent School District GO	4.000%	2/15/43	5,800	5,508
[20]	Northwest Independent School District GO	5.000%	2/15/43	2,705	2,838
[20]	Northwest Independent School District GO	5.000%	2/15/43	1,840	1,931
[20]	Northwest Independent School District GO	5.000%	2/15/44	4,090	4,270
[20]	Northwest Independent School District GO	5.000%	2/15/44	2,635	2,751
	Nueces County TX GO	4.000%	2/15/34	480	483
	Nueces County TX GO	4.000%	2/15/36	640	633
	Nueces County TX GO	4.000%	2/15/39	1,250	1,184
	Odessa Junior College District GO	5.000%	8/15/26	770	788
	Odessa Junior College District GO	5.000%	8/15/28	660	687
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,155
	Odessa Junior College District GO	4.000%	8/15/36	1,000	988
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,829
	Odessa TX GO	3.000%	3/1/33	5,355	4,975
	Odessa TX GO	3.000%	3/1/34	2,685	2,454
	Odessa TX GO	3.000%	3/1/35	2,425	2,184
[20]	Palacios Independent School District GO	4.000%	2/15/33	2,995	3,054
[20]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,164
[20]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,277
[20]	Pampa Independent School District GO	5.000%	8/15/39	1,000	1,084
[20]	Pampa Independent School District GO	5.000%	8/15/41	2,280	2,438
[20]	Pampa Independent School District GO	5.000%	8/15/43	1,045	1,104
[20]	Pampa Independent School District GO	5.000%	8/15/44	1,340	1,409
[20]	Pasadena Independent School District GO	5.000%	2/15/40	3,280	3,513
[20]	Pasadena Independent School District GO	5.000%	2/15/41	1,585	1,688
[20]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,058
[20]	Pasadena Independent School District GO	5.000%	2/15/43	3,500	3,687
[20]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,084
[20]	Pearland Independent School District GO	5.000%	2/15/31	825	836
[20]	Pearland Independent School District GO	5.000%	2/15/42	7,140	7,334
[20]	Pearland Independent School District GO, Prere.	5.000%	2/15/26	175	177
	Pearland TX GO	5.000%	3/1/30	2,285	2,314
[1]	Pearland TX GO	5.000%	9/1/31	510	560
[1]	Pearland TX GO	5.000%	9/1/32	735	813
[1]	Pearland TX GO	5.000%	9/1/34	540	593
[1]	Pearland TX GO	5.000%	9/1/35	565	615
[1]	Pearland TX GO	5.000%	9/1/36	605	653
[1]	Pearland TX GO	5.250%	9/1/37	460	502
[1]	Pearland TX GO	5.250%	9/1/38	475	516
[1]	Pearland TX GO	5.250%	9/1/39	1,020	1,101
[1]	Pearland TX GO	5.250%	9/1/40	1,070	1,148
[1]	Pearland TX GO	5.250%	9/1/41	1,000	1,067
[1]	Pearland TX GO	5.250%	9/1/42	1,000	1,063
[1]	Pearland TX GO	5.250%	9/1/43	700	741
	Pearland TX GO, Prere.	5.000%	3/1/26	7,290	7,396
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	1,250	1,315
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/29	1,240	1,298
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,275	1,315
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,029
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/37	1,300	1,333
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/37	1,000	1,052
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/38	1,500	1,570
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/39	1,500	1,565
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/40	1,100	1,142
[20]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/43	4,500	4,264
[20]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/30	740	773
[20]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/30	960	1,002
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	13,000	14,711
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/36	10,000	11,373

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/37	10,740	12,183
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	21,945	24,756
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/39	18,875	21,243
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	3,250	3,158
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	28,185	29,997
[20]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,378
[20]	Pflugerville Independent School District GO	5.000%	2/15/35	5,000	5,361
	Pflugerville Independent School District GO	5.000%	2/15/35	1,500	1,619
	Pflugerville Independent School District GO	5.000%	2/15/36	3,300	3,536
[20]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,449
[20]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,035
	Pflugerville TX GO	4.000%	8/1/38	1,770	1,732
	Pflugerville TX GO	4.000%	8/1/39	1,930	1,875
	Pflugerville TX GO	5.000%	8/1/40	1,300	1,374
	Pflugerville TX GO	5.000%	8/1/40	3,445	3,640
	Pflugerville TX GO	4.000%	8/1/41	890	843
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	234	232
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	258	256
[4,7]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/35	318	319
[4,7]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/35	412	414
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	716	690
[4,7]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/45	680	685
[4,7]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/45	1,000	1,008
[20]	Plano Independent School District GO	5.000%	2/15/29	10,000	10,688
[20]	Plano Independent School District GO	5.000%	2/15/31	11,680	12,815
[20]	Plano Independent School District GO	5.000%	2/15/32	10,000	11,090
[20]	Plano Independent School District GO	5.000%	2/15/41	2,280	2,428
	Plano Independent School District GO	5.000%	2/15/43	10,190	10,632
	Plano TX GO	5.000%	9/1/28	2,200	2,334
	Plano TX GO	4.000%	9/1/41	4,875	4,616
[20]	Port Arthur Independent School District GO	4.000%	2/15/30	2,060	2,066
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/27	1,000	1,045
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/29	1,750	1,879
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/35	1,525	1,545
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/37	3,355	3,345
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/40	4,150	4,367
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/41	5,000	5,226
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/42	3,800	3,954
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/43	7,500	7,779
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	11,365	10,427
[20]	Port Neches-Groves TX Independent School District GO	2.000%	2/15/39	2,305	1,644
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,644
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,323
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,544
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,231
[20]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,338
[20]	Prosper Independent School District GO	3.000%	2/15/38	4,605	3,956
[20]	Prosper Independent School District GO	3.000%	2/15/41	4,635	3,767
[20]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,995	2,005
[20]	Rankin Independent School District GO	5.000%	2/15/30	1,000	1,059
[20]	Rankin Independent School District GO	5.000%	2/15/31	1,460	1,540
[20]	Rankin Independent School District GO	5.000%	2/15/32	1,320	1,390
[20]	Rankin Independent School District GO	5.000%	2/15/34	640	654
[20]	Red Oak Independent School District GO	5.000%	2/15/39	2,365	2,557
[20]	Red Oak Independent School District GO	5.000%	2/15/40	2,485	2,669
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,000
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	991
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	905
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	809
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,426
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	900
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/35	20,000	22,394
[20]	Richardson Independent School District GO	5.000%	2/15/38	3,000	3,229
[20]	Richardson Independent School District GO	3.000%	2/15/39	1,000	853
[20]	Richardson Independent School District GO	5.000%	2/15/40	4,340	4,621
[20]	Richardson Independent School District GO	3.000%	2/15/41	1,000	815
[20]	Richardson Independent School District GO	5.000%	2/15/41	3,510	3,716
[20]	Richardson Independent School District GO	5.000%	2/15/42	3,300	3,477
[20]	Rockwall Independent School District GO	5.000%	2/15/38	1,450	1,570
	Round Rock Independent School District GO	3.000%	8/1/34	2,010	1,821

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Round Rock Independent School District GO	5.000%	8/1/42	10,000	10,655
[20]	Round Rock Independent School District GO	5.000%	8/1/43	8,000	8,450
[3]	Royse City TX GO	4.125%	8/15/42	1,000	962
[20]	Royse City TX Independent School District GO	5.000%	2/15/40	5,415	5,773
[20]	Royse City TX Independent School District GO	5.000%	2/15/41	2,500	2,648
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	4,666
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,118
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,805	1,852
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/43	1,570	1,542
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	4,560	4,525
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/43	2,335	2,312
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/33	2,110	1,947
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/35	2,425	2,167
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/36	2,580	2,278
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/37	720	628
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/38	2,805	2,400
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/39	2,985	2,528
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/40	3,125	2,582
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/41	3,295	2,673
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/33	20,000	21,659
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/34	17,500	18,869
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/35	21,625	23,228
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/36	35,700	38,171
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/37	36,485	38,835
[1]	San Antonio River Authority Wastewater System Sewer Revenue	3.000%	1/1/46	1,245	952
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	12,256
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	15,388
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,615	4,582
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	5,695	5,863
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	5,102
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	11,839
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	1,620	1,751
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	1,120	1,097
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	32,480	31,320
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	2,165	2,368
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	4,000	4,139
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,460	4,542
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,185	4,618
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,010
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,511
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	16,005	16,973
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	5,981
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	19,427
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	1,265	1,410
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,077
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,760	1,848
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	16,583
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	2,720	2,768
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	4,151
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	7,000	7,565
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	5,000	5,404
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,575
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,500	3,731
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,500	3,731
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	1,750	1,866
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	6,730	7,194
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,910	4,179
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	4,719
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	3,000	3,177
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	1,750	1,853
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	6,000	6,369
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	1,705	1,810
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	5,000	5,270
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	3,000	3,162
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	14,120	14,915
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	4,000	4,225
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	2,695	2,509
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	10,000	9,369
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	7,500	7,871
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	3,000	3,148

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	15,310	16,100
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/43	4,000	4,206
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/43	6,230	6,670
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	6,730	7,038
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	2,720	2,845
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	9,000	9,430
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	3,000	3,143
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/44	4,000	4,271
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	7,000	7,120
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,998
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	5,461
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,240	10,227
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,509
	San Antonio TX GO	5.000%	2/1/32	1,500	1,660
	San Antonio TX GO	5.000%	2/1/32	1,750	1,936
	San Antonio TX GO	5.000%	2/1/33	1,500	1,673
	San Antonio TX GO	5.000%	2/1/33	2,500	2,788
	San Antonio TX GO	4.000%	8/1/35	7,000	7,035
	San Antonio TX GO	4.000%	8/1/35	2,355	2,388
	San Antonio TX GO	3.000%	8/1/38	2,625	2,211
	San Antonio TX GO	5.000%	2/1/39	2,125	2,295
	San Antonio TX GO	3.000%	8/1/39	2,705	2,235
	San Antonio TX GO	5.000%	2/1/40	2,250	2,413
	San Antonio TX GO	5.000%	2/1/41	3,000	3,197
	San Antonio TX GO	5.000%	2/1/42	5,000	5,292
	San Antonio TX GO	5.000%	2/1/43	7,075	7,450
	San Antonio TX GO	5.000%	2/1/44	6,710	7,036
[4]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	2.750%	5/1/25	18,000	18,000
[20]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,729
[20]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,021
[20]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,011
[20]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,010
[20]	San Antonio TX Independent School District GO	3.000%	8/15/38	1,170	997
[20]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	2,829
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,147
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,360
	San Antonio Water System Water Revenue	5.000%	5/15/33	1,750	1,953
	San Antonio Water System Water Revenue	5.000%	5/15/34	12,930	13,182
	San Antonio Water System Water Revenue	5.000%	5/15/34	1,750	1,964
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	6,615
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,766
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,185	2,438
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,515
	San Antonio Water System Water Revenue	5.000%	5/15/36	1,750	1,938
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,240
	San Antonio Water System Water Revenue	5.000%	5/15/37	9,460	10,390
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,469
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	5,651
	San Antonio Water System Water Revenue	5.000%	5/15/38	1,125	1,173
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	6,598
	San Antonio Water System Water Revenue	4.000%	5/15/40	2,435	2,374
	San Antonio Water System Water Revenue	4.000%	5/15/42	8,750	8,336
	San Antonio Water System Water Revenue	5.000%	5/15/43	9,725	9,859
	San Antonio Water System Water Revenue	5.000%	5/15/44	3,800	3,997
	San Antonio Water System Water Revenue	5.000%	5/15/45	5,750	6,026
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,995
[20]	San Augustine Independent School District GO	5.000%	2/15/26	1,360	1,380
	San Jacinto Community College District GO	4.000%	2/15/35	750	752
	San Jacinto Community College District GO	4.000%	2/15/36	700	698
[20]	San Marcos Consolidated Independent School District GO	5.000%	8/15/41	5,445	5,810
[20]	San Marcos Consolidated Independent School District GO	5.000%	8/15/43	7,725	8,140
	San Marcos TX GO	4.000%	8/15/36	1,280	1,286
[20]	Sanger Independent School District GO	4.000%	8/15/38	1,470	1,460
[20]	Sanger Independent School District GO	4.000%	8/15/39	1,630	1,605
[20]	Sanger Independent School District GO	4.000%	8/15/40	3,595	3,510
[20]	Sanger Independent School District GO	4.000%	8/15/41	4,820	4,675
[20]	Sanger Independent School District GO	4.000%	8/15/42	3,525	3,357
	Sherman TX GO	5.000%	8/15/48	3,395	3,491
[20]	Sherman TX Independent School District GO	5.000%	2/15/39	1,000	1,025
[20]	Sherman TX Independent School District GO	5.000%	2/15/40	4,000	4,267

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Sherman TX Independent School District GO	5.000%	2/15/41	5,215	5,528
[20]	Sherman TX Independent School District GO	5.000%	2/15/43	5,245	5,497
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/37	400	436
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/38	515	558
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/39	700	755
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/40	2,750	2,943
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/41	865	920
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/42	1,000	1,056
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/43	1,235	1,297
	Smith County TX GO	4.000%	8/15/37	5,460	5,413
	Smith County TX GO	5.000%	8/15/43	7,000	7,256
[20]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,173
[20]	Socorro Independent School District GO	4.000%	8/15/31	9,000	9,077
[20]	Socorro Independent School District GO	5.000%	8/15/34	4,605	4,824
[20]	Socorro Independent School District GO	5.000%	8/15/35	4,435	4,631
[20]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,484
[20]	Socorro Independent School District GO	5.000%	8/15/39	9,585	9,903
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/28	745	775
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,615	1,672
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/32	1,375	1,529
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/34	1,825	2,014
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/35	2,200	2,171
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/36	2,710	2,638
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/37	1,000	1,088
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	560	590
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	200	213
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	500	539
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/31	425	429
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	449
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/34	225	223
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	225	221
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	350	344
[20]	Southwest Independent School District GO	5.000%	2/1/35	1,000	1,090
[20]	Southwest Independent School District GO	5.000%	2/1/36	600	650
[20]	Southwest Independent School District GO	3.000%	2/1/37	3,000	2,596
[20]	Southwest Independent School District GO	5.000%	2/1/37	1,035	1,114
[20]	Southwest Independent School District GO	3.000%	2/1/38	4,000	3,403
[20]	Southwest Independent School District GO	5.000%	2/1/38	875	936
[20]	Southwest Independent School District GO	3.000%	2/1/39	3,000	2,511
[20]	Southwest Independent School District GO	5.000%	2/1/39	1,615	1,720
[20]	Southwest Independent School District GO	5.000%	2/1/40	2,000	2,118
[20]	Southwest Independent School District GO	5.000%	2/1/41	2,250	2,368
[20]	Southwest Independent School District GO	4.000%	2/1/43	1,400	1,332
[20]	Spring Branch Independent School District GO	5.000%	2/1/28	4,310	4,538
[20]	Spring Branch Independent School District GO	4.000%	2/1/40	4,845	4,734
[20]	Spring Branch Independent School District GO	4.000%	2/1/42	3,565	3,448
[20]	Spring Branch Independent School District GO	4.000%	2/1/44	4,015	3,837
[20]	Spring Branch Independent School District GO	4.000%	2/1/45	6,160	5,839
[20]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,336
[20]	Spring Independent School District GO	5.000%	8/15/33	8,565	8,738
[20]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,169
[20]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,110
[20]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,036
[20]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,083
	Spring Independent School District GO	4.000%	8/15/39	10,500	10,340
	Spring Independent School District GO	4.000%	8/15/40	5,920	5,802
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	624
	Stephen F Austin State University College & University Revenue	5.000%	10/15/42	5,950	6,064
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,509
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,003
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,318
	Tarrant County College District GO	5.000%	8/15/28	1,435	1,520
	Tarrant County College District GO	5.000%	8/15/29	3,075	3,300

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County College District GO	4.000%	8/15/41	2,000	1,921
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	855	871
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,542
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,036
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,066
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,100	1,156
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,945	2,068
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,495	2,679
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,685	1,825
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	30,000	32,160
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	977
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	776
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,091
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	7,006
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	8,500	8,977
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	2,600	2,725
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	2,980	3,099
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	3,000	3,108
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	1,305	1,282
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/30	3,055	3,093
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/31	1,565	1,584
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	15,720	16,775
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.570%	5/1/25	5,350	5,350
	Tarrant County Hospital District GO	5.000%	8/15/25	425	427
	Tarrant County Hospital District GO	5.000%	8/15/26	1,000	1,025
	Tarrant County Hospital District GO	5.250%	8/15/36	1,000	1,082
	Tarrant County Hospital District GO	5.250%	8/15/37	1,000	1,075
	Tarrant County Hospital District GO	5.250%	8/15/38	1,500	1,600
	Tarrant County Hospital District GO	5.250%	8/15/39	1,820	1,930
	Tarrant County Hospital District GO	4.000%	8/15/43	9,000	8,440
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	330	342
	Tarrant County Housing Finance Corp. Multifamily Tax-Exempt Mortgage-Backed Securities	4.600%	3/1/43	2,500	2,478
	Tarrant County TX GO	5.000%	7/15/32	500	549
	Tarrant County TX GO	4.000%	7/15/40	5,340	5,225
	Tarrant County TX GO	4.000%	7/15/41	2,055	1,993
	Tarrant County TX GO	4.000%	7/15/42	6,110	5,880
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/39	9,690	10,495
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/40	7,485	8,067
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/41	13,220	14,138
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/42	13,880	14,770
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.125%	9/1/46	6,975	6,591
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/33	18,745	20,851
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/34	4,400	4,923
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/38	1,000	1,079
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/39	1,430	1,535
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/40	5,750	6,134
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/41	3,000	3,180
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/42	3,315	3,492
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/43	1,000	1,048
[20]	Taylor County Wylie Independent School District GO	5.000%	2/15/44	2,145	2,238
	Taylor TX GO	4.000%	8/15/44	1,775	1,640
[20]	Taylor TX Independent School District GO	4.000%	2/15/40	1,550	1,513
	Temple TX GO	4.000%	8/1/40	1,865	1,775
	Temple TX GO	4.000%	8/1/41	4,435	4,194
	Temple TX GO	4.000%	8/1/41	1,905	1,801
	Temple TX GO	4.000%	8/1/42	1,575	1,483
	Temple TX GO	4.000%	8/1/43	5,425	5,061
[20]	Temple TX Independent School District GO	4.000%	2/1/40	1,500	1,490
[20]	Temple TX Independent School District GO	4.000%	2/1/41	2,635	2,598
	Texas A&M University College & University Revenue	3.000%	5/15/38	1,655	1,393
[20]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,430
[20]	Texas City TX Independent School District GO	4.000%	8/15/40	1,250	1,214
[20]	Texas City TX Independent School District GO	4.000%	8/15/41	1,610	1,543
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/37	1,465	1,468
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/42	3,085	3,116
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/52	9,405	9,089

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	7,445	7,334
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	8,360	8,728
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	6,355	6,768
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	20,610	21,789
	Texas GO	5.000%	4/1/28	1,000	1,015
	Texas GO	5.000%	10/1/30	28,615	29,755
	Texas GO	5.000%	10/1/32	12,225	12,682
	Texas GO	5.000%	10/1/32	15,890	17,671
	Texas GO	4.000%	10/1/33	3,500	3,525
	Texas GO	5.000%	10/1/33	7,560	7,824
	Texas GO	5.000%	4/1/34	4,010	4,051
	Texas GO	5.000%	10/1/34	11,795	12,178
	Texas GO	5.000%	8/1/35	1,000	1,085
	Texas GO	5.000%	4/1/36	13,000	13,113
	Texas GO	5.000%	4/1/36	19,300	19,467
	Texas GO	5.000%	8/1/36	1,585	1,708
	Texas GO	5.000%	10/1/36	22,720	22,794
	Texas GO	5.000%	10/1/36	20,000	20,564
	Texas GO	5.000%	4/1/37	8,000	8,064
	Texas GO	5.000%	8/1/37	1,000	1,070
	Texas GO	5.000%	4/1/38	4,300	4,331
	Texas GO	5.000%	4/1/39	10,450	10,518
	Texas GO	5.000%	10/1/39	6,750	7,292
	Texas GO	5.000%	8/1/41	1,000	1,062
	Texas GO	5.000%	8/1/42	1,025	1,082
	Texas GO	5.000%	10/1/42	5,460	5,776
	Texas GO	5.000%	8/1/43	1,105	1,160
	Texas GO	5.000%	10/1/44	5,250	5,502
	Texas GO VRDO	2.900%	5/7/25	29,560	29,560
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	9,670	9,937
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,005
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,333
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	6,075
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	25,175	26,011
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	40,880	42,409
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	15,215	15,831
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	3,000	3,132
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	33,630	35,149
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/33	4,470	4,902
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	169,505	178,852
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	70,025	75,173
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/34	93,580	97,280
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,172
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/36	1,000	875
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	6,705	6,778
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,050	11,131
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	8,925	8,978
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	7,055	7,082
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	6,512
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	10,580	10,566
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	11,952
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	14,861
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	9,426
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	9,976
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,660	7,474
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	10,680	10,358
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	8,090
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	6,801
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,658
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	6,901
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	5,701
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	11,240	10,596
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	10,076
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	5,480
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/30	2,000	2,112
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	2,855	3,009
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	4,225	4,406

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/35	2,500	2,597
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	3,175	3,288
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/37	5,000	4,801
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	3,555	3,381
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	14,160	13,217
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	1,972
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/36	750	797
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/39	600	629
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/40	600	626
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/41	500	519
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/40	6,050	6,394
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/41	6,050	6,354
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,432
	Texas State University System College & University Revenue	5.000%	3/15/30	2,855	2,932
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,547
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,517
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,418
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	1,997
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,742
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,526
	Texas State University System College & University Revenue	3.000%	3/15/37	2,955	2,469
	Texas State University System College & University Revenue	3.000%	3/15/39	7,685	6,143
	Texas State University System College & University Revenue	5.000%	3/15/39	13,070	14,048
	Texas State University System College & University Revenue	5.000%	3/15/40	3,000	3,204
	Texas State University System College & University Revenue	5.000%	3/15/41	3,500	3,714
	Texas State University System College & University Revenue	5.000%	3/15/42	3,500	3,689
	Texas State University System College & University Revenue	5.000%	3/15/43	8,915	9,349
	Texas State University System College & University Revenue	5.000%	3/15/44	4,000	4,175
	Texas Tech University System College & University Revenue	5.000%	2/15/36	7,000	7,615
	Texas Tech University System College & University Revenue	5.000%	2/15/39	1,375	1,471
	Texas Tech University System College & University Revenue	5.000%	2/15/40	4,460	4,749
	Texas Tech University System College & University Revenue	5.000%	2/15/42	2,365	2,521
	Texas Transportation Commission GO	5.000%	4/1/29	8,570	9,183
	Texas Transportation Commission GO	5.000%	4/1/40	3,870	4,134
	Texas Transportation Commission GO	5.000%	4/1/41	8,100	8,593
	Texas Transportation Commission GO	5.000%	4/1/42	9,640	10,161
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	31,825
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/40	420	202
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,130	1,152
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	10,299
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,052
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,274
	Texas Water Development Board Water Revenue	5.000%	4/15/31	1,505	1,658
	Texas Water Development Board Water Revenue	5.000%	10/15/31	2,675	2,963
	Texas Water Development Board Water Revenue	5.000%	4/15/32	4,250	4,732
	Texas Water Development Board Water Revenue	5.000%	4/15/33	7,185	8,063
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,162
	Texas Water Development Board Water Revenue	4.000%	10/15/33	10,000	10,019
	Texas Water Development Board Water Revenue	5.000%	10/15/33	9,805	11,040
	Texas Water Development Board Water Revenue	5.000%	4/15/34	3,990	4,507
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,541
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,580	4,222
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	5,925
	Texas Water Development Board Water Revenue	4.000%	10/15/34	16,495	16,560
	Texas Water Development Board Water Revenue	5.000%	10/15/34	5,000	5,095
	Texas Water Development Board Water Revenue	5.000%	10/15/34	7,500	8,490
	Texas Water Development Board Water Revenue	5.000%	4/15/35	5,000	5,642
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,995	6,343
	Texas Water Development Board Water Revenue	4.000%	10/15/35	3,000	2,999
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	35,518
	Texas Water Development Board Water Revenue	5.000%	10/15/35	5,455	6,133
	Texas Water Development Board Water Revenue	4.000%	10/15/36	4,750	4,711
	Texas Water Development Board Water Revenue	5.000%	8/1/37	2,000	2,046
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	4,372
	Texas Water Development Board Water Revenue	4.000%	10/15/37	2,000	1,963

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.500%	10/15/37	4,000	4,146
	Texas Water Development Board Water Revenue	4.000%	4/15/38	1,245	1,229
	Texas Water Development Board Water Revenue	5.000%	8/1/38	5,860	6,307
	Texas Water Development Board Water Revenue	4.550%	10/15/38	6,840	7,071
	Texas Water Development Board Water Revenue	5.000%	10/15/38	6,405	6,607
	Texas Water Development Board Water Revenue	3.000%	10/15/39	5,000	4,211
	Texas Water Development Board Water Revenue	3.000%	10/15/39	1,340	1,100
	Texas Water Development Board Water Revenue	4.600%	10/15/39	20,900	21,582
	Texas Water Development Board Water Revenue	5.000%	10/15/39	5,090	5,528
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,480	2,063
	Texas Water Development Board Water Revenue	4.650%	10/15/40	18,890	19,533
	Texas Water Development Board Water Revenue	5.000%	10/15/40	1,000	1,080
	Texas Water Development Board Water Revenue	4.700%	10/15/41	5,345	5,511
	Texas Water Development Board Water Revenue	4.700%	10/15/41	20,400	21,088
	Texas Water Development Board Water Revenue	4.750%	10/15/42	10,870	11,219
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,090
	Texas Water Development Board Water Revenue	5.000%	10/15/44	1,590	1,674
[20]	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,003
[20]	Tomball Independent School District GO	5.000%	2/15/34	1,500	1,557
[20]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,033
[20]	Tomball Independent School District GO	3.950%	2/15/39	3,625	3,522
[20]	Tomball Independent School District GO	3.875%	2/15/43	4,190	3,837
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/28	9,300	9,257
	Travis County TX GO	5.000%	3/1/36	1,500	1,663
	Travis County TX GO	5.000%	3/1/37	8,930	9,333
	Travis County TX GO	5.000%	3/1/39	6,000	6,225
	Travis County TX GO	4.000%	3/1/41	5,000	4,796
	Travis County TX GO	4.000%	3/1/41	3,060	2,935
	Travis County TX GO	4.000%	3/1/41	1,885	1,808
	Travis County TX GO	4.000%	3/1/42	4,285	4,086
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,277
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	3,682
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	4,690
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,112
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,155
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/41	1,945	2,092
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/29	1,000	1,064
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/30	1,000	1,078
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/36	700	757
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/38	635	679
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/39	775	824
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/40	775	819
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/42	675	706
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/40	2,035	2,125
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/41	2,135	2,217
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,340
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	8,744
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	4,850
	University of Houston College & University Revenue	3.000%	2/15/32	11,375	10,714
	University of Houston College & University Revenue	4.000%	2/15/32	6,000	6,014
	University of Houston College & University Revenue	5.000%	2/15/32	1,935	2,129
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	9,576
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	9,708
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	14,741
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	15,160
[7]	University of North Texas System College & University Revenue	5.000%	4/15/31	810	882
[7]	University of North Texas System College & University Revenue	5.000%	4/15/32	985	1,083
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,025
[7]	University of North Texas System College & University Revenue	5.000%	4/15/33	1,345	1,489
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,400
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,151
[7]	University of North Texas System College & University Revenue	5.000%	4/15/34	1,875	2,085
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,655
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,700
[7]	University of North Texas System College & University Revenue	5.000%	4/15/35	1,625	1,812
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,065
[7]	University of North Texas System College & University Revenue	5.000%	4/15/36	2,125	2,341
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,851
[7]	University of North Texas System College & University Revenue	5.000%	4/15/37	2,120	2,320
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,154

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of North Texas System College & University Revenue	5.000%	4/15/39	1,000	1,023
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/33	685	762
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/34	400	448
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/35	590	657
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/40	1,000	1,068
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/41	700	742
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/42	1,100	1,161
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/43	1,250	1,314
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/44	1,500	1,572
	Victoria TX Utility System Water Revenue	4.000%	12/1/42	2,000	1,936
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,166
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,231
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,122
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	963
[20]	Waco Independent School District GO	3.000%	8/15/40	3,500	2,901
[20]	Waco Independent School District GO	4.000%	8/15/43	1,000	949
	Waco TX GO	5.000%	2/1/32	1,225	1,345
	Waco TX GO	5.000%	2/1/33	1,660	1,836
	Waco TX GO	5.000%	2/1/34	1,000	1,112
	Waco TX GO	5.000%	2/1/34	1,000	1,112
	Waco TX GO	4.000%	2/1/42	8,595	8,154
	Waco TX GO	4.000%	2/1/43	8,935	8,412
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/28	1,000	1,051
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/29	1,250	1,331
[20]	Waller Consolidated Independent School District GO	5.000%	2/15/42	4,355	4,579
[20]	Waller Consolidated Independent School District GO	5.000%	2/15/43	6,090	6,370
	Waller County TX GO	3.000%	2/15/38	5,385	4,744
	Waller County TX GO	3.000%	2/15/39	5,550	4,784
	Waller County TX GO	3.000%	2/15/40	5,720	4,839
	Waller County TX GO	3.000%	2/15/41	5,890	4,863
	Waller County TX GO	3.000%	2/15/42	6,070	4,915
[20]	Waxahachie Independent School District GO	5.000%	2/15/39	1,395	1,510
[20]	Waxahachie Independent School District GO	5.000%	2/15/40	2,900	3,115
[20]	Waxahachie Independent School District GO	5.000%	2/15/41	3,525	3,758
[20]	Waxahachie Independent School District GO	5.000%	2/15/41	1,990	2,128
[20]	Waxahachie Independent School District GO	5.000%	2/15/42	5,800	6,144
[20]	Waxahachie Independent School District GO	5.000%	2/15/42	1,250	1,328
[20]	Waxahachie Independent School District GO	4.000%	2/15/43	4,240	4,032
[20]	Waxahachie Independent School District GO	5.000%	2/15/43	1,570	1,657
[20]	Waxahachie Independent School District GO	5.000%	2/15/44	1,180	1,238
[20]	Weslaco Independent School District GO	5.000%	2/15/39	600	650
[20]	Weslaco Independent School District GO	5.000%	2/15/40	1,750	1,882
[20]	Weslaco Independent School District GO	5.000%	2/15/42	1,000	1,061
[20]	Weslaco Independent School District GO	5.000%	2/15/43	1,250	1,316
[20]	Weslaco Independent School District GO	5.000%	2/15/44	1,250	1,310
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,411
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	2,043
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,457
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,546
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/45	1,120	1,003
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,165
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,525
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,273
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,485
[20]	Whitehouse Independent School District GO	5.000%	2/15/42	13,750	13,874
[20]	Wichita Falls Independent School District GO	3.000%	2/1/37	3,000	2,596
	Williamson County TX GO	5.000%	2/15/27	21,055	21,791
	Williamson County TX GO	5.000%	2/15/28	10,130	10,634
	Williamson County TX GO	5.000%	2/15/30	22,000	23,691
	Williamson County TX GO	4.000%	2/15/43	3,000	2,833
[20]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,341
[20]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,803
[20]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,785
[20]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,120
[20]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,391
					9,489,367
Utah (0.6%)
	Cache County School District GO	4.000%	6/15/39	4,580	4,521
	Cache County School District GO	4.000%	6/15/41	5,050	4,902

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cache County School District GO	4.000%	6/15/42	5,250	5,001
	Cache County School District GO	4.000%	6/15/43	1,715	1,624
	Cache County School District GO	4.000%	6/15/44	1,560	1,460
	Canyons School District (Utah School Board Guaranty Program) GO	3.100%	6/15/37	2,715	2,391
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	2,976
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,556
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/36	1,150	1,188
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/38	2,000	1,948
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/39	4,000	4,095
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/40	3,645	3,723
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/41	1,650	1,575
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,165
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,767
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	2,815	3,052
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	1,500	1,638
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	1,750	1,921
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	3,635
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,315	1,423
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	3,959
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,690	7,468
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	9,145	9,602
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,880	3,039
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,213
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	3,405	3,562
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	3,680	3,846
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	14,051
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	20,270	21,036
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	15,000	15,548
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	12,500	12,911
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	2,150	2,245
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	1,735	1,785
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	5,825	5,984
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	2,250	2,332
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	2,675	2,755
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	1,000	1,025
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	3,250	3,312
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/45	1,925	2,012
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,008
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,001
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,344
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,403
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/43	820	858
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/44	1,000	1,045
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/45	1,815	1,896
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/46	1,910	1,990
[4]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/40	2,500	2,336
[4]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.500%	6/15/39	1,750	1,725
	Nebo School District GO	5.000%	7/1/27	11,075	11,544
	Nebo School District GO	5.000%	7/1/28	6,000	6,356
	Ogden City Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/43	1,000	1,040
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/48	4,200	4,311
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/37	6,045	5,397
	Salt Lake City Corp. GO	3.000%	6/15/40	1,150	976
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/29	1,095	1,122
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/32	1,080	1,104
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/34	1,000	1,020
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/35	1,085	1,105
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/36	1,250	1,272
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/37	1,160	1,178
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,858
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,768
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,314
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,626
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,106
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,016
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,743
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/42	1,370	1,292
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/43	1,425	1,330
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/44	1,480	1,371
	Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,100

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Utah College & University Revenue	5.000%	8/1/27	360	376
	University of Utah College & University Revenue	4.000%	8/1/37	1,000	978
	University of Utah College & University Revenue	4.000%	8/1/38	3,895	3,785
	University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,279
	University of Utah College & University Revenue	5.000%	8/1/39	1,500	1,600
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	712
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,069
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,445
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,302
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	2,750	2,493
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,096
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,426
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,202
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,183
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,405	1,527
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,810	3,063
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	7,235	8,008
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	11,295	12,703
	Utah State Building Ownership Authority Lease (Appropriation) Revenue	5.000%	5/15/36	2,735	2,967
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,822
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	1,857
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	1,865
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/34	1,000	1,101
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/35	1,000	1,098
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/37	2,750	2,991
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,000	1,093
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	1,125	1,245
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,050	4,459
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,508
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,375	1,535
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	2,450	2,724
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	10,000	11,192
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,377
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/36	3,940	3,700
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,028
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	8,000	8,831
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/37	1,235	1,347
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	7,500	8,086
	Utah Transit Authority Sales Tax Revenue	3.000%	12/15/39	3,435	2,895
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	5,000	5,358
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	27,815	30,027
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/41	4,500	4,805
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	5,000	5,331
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	7,500	7,953
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	6,692
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,118
	Utah Water Finance Agency Intergovernmental Agreement Revenue (Loan Financing Program)	5.000%	3/1/38	1,295	1,348
[3]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/36	250	252
[3]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/38	275	272
[3]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/40	320	311
[4]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/54	3,800	3,759
					433,995
Vermont (0.1%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,015
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,484
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,815
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/33	2,950	2,820
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,160
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,260
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,362
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,472
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,536
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,637

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	2,000	2,091
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,910	7,963
	Vermont GO	4.000%	8/15/41	3,135	3,084
	Vermont GO	4.000%	8/15/42	2,135	2,087
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,363
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	3,726
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,534
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,388
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,578
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,054
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/36	2,250	2,431
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/36	200	218
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/37	690	750
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/39	600	646
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/40	2,400	2,345
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/40	500	539
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/41	1,375	1,332
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,138
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,000	1,055
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	340	363
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/42	1,000	1,050
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/42	1,000	1,063
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/43	2,710	2,550
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/43	1,000	1,045
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/43	600	633
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/44	2,275	2,125
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/44	1,475	1,536
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/44	750	788
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/45	230	242
					71,278
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	860	863
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,160	2,191
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	7,345	7,504
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	2,832
					13,390
Virginia (1.3%)
	Alexandria VA GO	4.000%	12/15/43	3,775	3,649
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	656
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	751
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	751
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	801
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,275
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,090
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,040
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,947
	Arlington County VA GO	4.000%	8/1/39	8,000	8,041
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,985	5,093
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,735	4,838
	Chesapeake VA GO	5.000%	8/1/26	3,670	3,763
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/32	1,775	1,981
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/33	1,000	1,124
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/34	1,500	1,695
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/44	5,175	5,409
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/42	3,325	2,745
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	1,925	2,008
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/32	11,000	12,117
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	4.000%	5/15/42	16,605	15,757
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/28	3,210	3,306
	Fairfax County VA GO	5.000%	10/1/27	6,000	6,291
	Fairfax County VA GO	5.000%	10/1/28	8,050	8,587
	Fairfax County VA GO	4.000%	10/1/30	11,420	11,592

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfax County VA GO	4.000%	10/1/40	10,000	9,850
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	2,650	2,671
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/41	3,350	3,631
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/42	6,000	6,458
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/43	6,500	6,956
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/44	7,930	8,444
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/45	19,000	20,162
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/39	4,755	4,984
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/27	22,695	23,650
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	7,260	7,627
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	573
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	650	649
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,550
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,676
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,448
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	485
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,125	1,161
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	2,035	1,953
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/42	1,930	1,822
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,080
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	750	806
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	700	746
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	2,000	2,151
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	710	710
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	640	640
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/28	640	640
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	214
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,805	1,680
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	966
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	665	622
	Loudoun County VA GO	3.000%	12/1/34	3,665	3,344
	Loudoun County VA GO	4.000%	12/1/42	9,700	9,428
	Loudoun County VA GO	4.000%	12/1/43	9,700	9,331
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/27	1,100	1,109
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,970
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,465	2,479
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/28	1,805	1,841
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/31	1,500	1,539
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/32	780	797
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/34	1,320	1,335
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/35	1,155	1,162
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/36	1,475	1,476
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,775	1,779
	Newport News VA GO	5.000%	8/1/29	2,970	3,092
	Newport News VA GO	3.000%	2/1/38	2,000	1,731
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	575	605
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/26	1,500	1,523
	Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	3,930
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,456
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,081
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,249
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	5,816
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,069
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	7,441
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,273
	Norfolk VA Water Revenue	5.000%	11/1/26	8,105	8,348
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	3,898
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	2,896
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,040
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,138
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,243
	Norfolk VA Water Revenue	5.000%	11/1/42	10,000	10,181
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/28	620	616
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/37	10,120	10,016
[7]	Prince William County Service Authority Water Revenue	5.000%	7/15/35	350	397
[7]	Prince William County Service Authority Water Revenue	5.000%	7/15/36	500	562
[7]	Prince William County Service Authority Water Revenue	5.000%	7/15/37	750	836
[7]	Prince William County Service Authority Water Revenue	5.000%	7/15/38	500	554
[7]	Prince William County Service Authority Water Revenue	5.000%	7/15/39	550	606

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Prince William County Service Authority Water Revenue	5.000%	7/15/40	400	438
[7]	Prince William County Service Authority Water Revenue	5.000%	7/15/41	400	434
[7]	Prince William County Service Authority Water Revenue	5.000%	7/15/42	500	539
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	2,486	2,541
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	4,000	4,051
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,735	4,625
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,700	3,569
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/35	2,302	2,139
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	1,930
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,001
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,725
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,523
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,573
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,011
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,525
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,523
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	763
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,760	2,778
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	13,300	13,387
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,013
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/33	2,675	2,928
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,164
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,217
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	727
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	6.500%	9/1/43	4,785	5,239
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/36	1,725	1,552
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/37	2,000	1,767
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/40	3,860	3,228
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/42	3,230	2,605
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,200	5,907
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	17,656
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	8,888
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	4,955	4,420
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	7,785	6,799
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	1,000	852
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	10,000	10,146
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/29	10,000	10,023
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/34	7,000	6,473
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	24,410	24,431
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	7,115	6,470
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36	8,690	7,752
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,000	5,327
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	5,000	5,265
	Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,520
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,676
	Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,303
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/42	15,000	14,318
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/36	8,875	7,964
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/37	15,355	15,332
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	27,665	23,887
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	21,370	18,113
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	12,000	9,936
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/41	6,455	5,222
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	4,663
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	5,496
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	10,668
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/33	5,780	5,800
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	8,812
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	10,006
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	4,000	4,003
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/38	5,230	5,242
	Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/39	1,500	1,255
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	4,963

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,032
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	7,459
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/26	11,915	12,170
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,001
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,896
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,007
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,796
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,488
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	1,980
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/42	1,000	1,021
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/43	5,000	4,289
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	12/1/44	1,850	1,836
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/42	3,650	3,865
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/43	3,250	3,428
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	5,997
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/33	5,000	5,629
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,145	2,147
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,590	3,540
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/41	15,000	16,133
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/42	20,000	19,011
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/42	17,615	18,800
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/44	20,000	21,191
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,125	5,210
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/29	8,500	8,698
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/32	4,775	5,098
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	782
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/35	3,750	3,449
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/39	1,510	1,056
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/40	2,050	1,394
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	185
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	105
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.900%	12/1/28	13,540	13,370
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.100%	12/1/30	7,380	7,307
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	1,960
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,000	5,177
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	2,200	2,157
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	5,825
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,000	3,050
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,520	20,648
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	12/1/44	5,000	4,605
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,023
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,170
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,516
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,017
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	14,199
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	1,650	1,663
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/27	2,405	2,418
					975,400
Washington (2.7%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,051
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/40	1,345	1,118
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	781
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	858
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	684
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	733
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,350
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,247
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	2,795
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,624
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	4,883
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	6,507
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/25	10,000	10,093
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	10,785	11,110
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	13,600	13,449
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	2,905	3,033
[10]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	4,450	3,847
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	8,246
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,235

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,645
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,012
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	4,000	4,099
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	26,818
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,500	1,638
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	10,000	10,856
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	6,420	6,992
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	37,585	39,157
	Energy Northwest Nuclear Revenue	4.000%	7/1/39	5,535	5,464
	Energy Northwest Nuclear Revenue	5.000%	7/1/40	2,000	2,108
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	4,610	4,834
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	11,030	10,424
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	10,000	10,428
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/35	2,810	3,068
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	21,807
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,465	3,554
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	5,955	6,149
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/37	1,100	1,170
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/38	1,845	1,954
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,115	1,174
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/40	1,835	1,919
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/42	2,750	2,844
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	730	781
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	1,060	1,128
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	794
[6]	King & Pierce Counties Valley Regional Fire Authority GO	5.000%	12/1/42	1,315	1,399
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/39	1,000	1,080
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/40	2,000	2,152
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/41	3,500	3,736
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/42	8,250	8,747
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	176
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	252
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	174
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,136
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	11,000	9,123
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	832
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	17,300	13,562
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/41	7,000	7,026
	King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	932
	King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,531
	King County School District No. 401 Highline GO	5.000%	12/1/38	2,000	2,153
	King County School District No. 401 Highline GO	5.000%	12/1/41	3,250	3,503
	King County School District No. 401 Highline GO	5.000%	12/1/42	4,110	4,380
	King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,531
	King County School District No. 403 Renton GO	4.000%	12/1/39	7,925	7,767
	King County School District No. 403 Renton GO	4.000%	12/1/40	13,675	13,341
	King County School District No. 403 Renton GO	4.000%	12/1/41	25,795	24,851
	King County School District No. 405 Bellevue GO	3.000%	12/1/36	1,000	894
	King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,102
	King County School District No. 412 Shoreline GO	4.000%	12/1/27	2,785	2,853
	King County WA GO	5.000%	7/1/31	3,100	3,424
	King County WA GO	5.000%	12/1/38	2,890	3,158
	King County WA Sewer Revenue	5.000%	1/1/37	7,255	8,007
	King County WA Sewer Revenue	5.000%	1/1/42	4,435	4,721
	King County WA Sewer Revenue	5.000%	1/1/43	1,500	1,588
	King County WA Sewer Revenue	4.000%	1/1/44	10,810	10,086
	King County WA Sewer Revenue	5.000%	1/1/44	2,500	2,633
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/40	925	995
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/41	1,950	2,082
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/42	3,000	3,185
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/43	3,000	3,167
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/44	4,725	4,939
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,561
[6]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/32	765	837
[6]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/33	750	822
[6]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/34	875	962
[6]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	1,000	1,056
[6]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/41	1,000	1,046
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,379
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,377

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,061
	North Thurston Public Schools GO	5.000%	12/1/32	1,750	1,952
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	972
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,471
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,099
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,626
	Pierce County WA GO	2.550%	7/1/35	3,980	3,338
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	780	843
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/31	1,450	1,583
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/32	3,140	3,462
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	3,250	3,597
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/34	2,250	2,494
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	8,290
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	4,098
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	9,762
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,426
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	3,980
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,016
	Seattle WA GO	4.000%	12/1/39	5,510	5,475
	Seattle WA GO	4.000%	12/1/40	5,725	5,715
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/37	10,000	10,013
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/38	2,175	2,160
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	5,000	4,930
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	1,320	1,292
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/40	2,180	2,315
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/42	2,700	2,777
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	1,000	942
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/44	6,880	7,227
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/45	7,225	7,563
	Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,805
	Seattle WA Water System Water Revenue	5.000%	10/1/39	2,050	2,244
	Seattle WA Water System Water Revenue	5.000%	10/1/40	2,155	2,340
	Seattle WA Water System Water Revenue	5.000%	10/1/41	2,260	2,435
	Seattle WA Water System Water Revenue	5.000%	10/1/42	2,375	2,541
	Seattle WA Water System Water Revenue	5.000%	10/1/43	2,490	2,649
	Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/33	1,500	1,510
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,747
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,007
	Snohomish County School District No. 2 Everett GO	5.000%	12/1/35	1,100	1,128
	Spokane County School District No 354 Mead GO	5.000%	12/1/34	1,000	1,027
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	1,925	1,919
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	550	606
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	1,000	1,103
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/37	1,250	1,363
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/37	1,085	1,102
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	900	975
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	1,000	1,083
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/40	700	748
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/41	750	795
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/42	1,500	1,581
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/43	1,290	1,353
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/44	1,390	1,451
	Tacoma WA Sewer Revenue	4.000%	12/1/41	2,770	2,687
	Tacoma WA Water Revenue	5.000%	12/1/41	5,480	5,850
[1]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/40	1,000	1,057
[1]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/41	1,250	1,313
	Thurston County WA GO	5.000%	12/1/41	2,475	2,616
	Thurston County WA GO	5.000%	12/1/42	2,595	2,724
	University of Washington College & University Revenue	5.000%	12/1/28	955	973
	University of Washington College & University Revenue	5.000%	4/1/34	1,355	1,520
	University of Washington College & University Revenue	5.000%	4/1/35	1,000	1,126
	University of Washington College & University Revenue	5.000%	4/1/36	4,300	4,798
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	4.500%	10/1/42	1,250	1,238
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	4.500%	10/1/42	2,000	1,981
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Navalia & Alena Projects)	4.000%	8/1/34	7,400	7,232
	Washington COP	5.000%	7/1/37	5,385	5,497
	Washington GO	5.000%	7/1/25	23,685	23,763
	Washington GO	4.000%	7/1/26	10,000	10,121
	Washington GO	4.000%	7/1/26	25,000	25,287
	Washington GO	5.000%	8/1/27	4,055	4,239

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	8/1/27	25,245	26,392
Washington GO	5.000%	6/1/28	3,400	3,602
Washington GO	4.000%	7/1/28	40,000	41,173
Washington GO	5.000%	7/1/28	16,000	16,974
Washington GO	5.000%	8/1/28	20,210	20,286
Washington GO	5.000%	6/1/29	5,120	5,500
Washington GO	5.000%	8/1/30	11,495	11,889
Washington GO	5.000%	8/1/31	14,890	15,341
Washington GO	5.000%	8/1/31	22,640	23,395
Washington GO	5.000%	8/1/31	2,500	2,548
Washington GO	5.000%	7/1/32	14,210	15,870
Washington GO	5.000%	8/1/32	26,855	27,657
Washington GO	5.000%	8/1/33	5,020	5,105
Washington GO	5.000%	8/1/34	5,015	5,097
Washington GO	5.000%	8/1/34	10,000	10,038
Washington GO	5.000%	6/1/35	1,500	1,607
Washington GO	5.000%	8/1/35	2,530	2,569
Washington GO	5.000%	8/1/35	6,170	6,413
Washington GO	5.000%	2/1/36	16,505	16,826
Washington GO	5.000%	2/1/36	1,500	1,597
Washington GO	5.000%	2/1/36	2,065	2,165
Washington GO	5.000%	8/1/36	10,000	10,368
Washington GO	5.000%	8/1/36	2,490	2,661
Washington GO	5.000%	8/1/36	11,750	12,024
Washington GO	5.000%	2/1/37	13,760	14,173
Washington GO	5.000%	8/1/37	10,005	10,346
Washington GO	5.000%	8/1/37	20,955	23,083
Washington GO	5.000%	2/1/38	10,000	10,279
Washington GO	5.000%	8/1/38	18,960	19,550
Washington GO	5.000%	2/1/39	5,400	5,786
Washington GO	5.000%	2/1/39	9,000	9,470
Washington GO	5.000%	8/1/39	6,110	6,179
Washington GO	5.000%	8/1/39	4,900	4,955
Washington GO	5.000%	8/1/39	14,600	15,917
Washington GO	5.000%	2/1/40	4,345	4,626
Washington GO	5.000%	2/1/40	4,085	4,171
Washington GO	4.000%	6/1/40	5,315	5,273
Washington GO	5.000%	6/1/40	11,590	12,555
Washington GO	5.000%	8/1/40	19,000	20,605
Washington GO	5.000%	2/1/41	7,335	7,766
Washington GO	5.000%	2/1/41	5,360	5,715
Washington GO	5.000%	2/1/41	10,000	10,506
Washington GO	5.000%	2/1/41	2,500	2,548
Washington GO	5.000%	6/1/41	3,130	3,233
Washington GO	5.000%	6/1/41	12,165	13,082
Washington GO	5.000%	8/1/41	1,560	1,645
Washington GO	5.000%	8/1/41	5,000	5,108
Washington GO	5.000%	2/1/42	19,070	20,023
Washington GO	5.000%	2/1/42	6,985	7,289
Washington GO	5.000%	8/1/42	2,500	2,534
Washington GO	5.000%	8/1/42	8,500	9,053
Washington GO	5.000%	2/1/43	3,075	3,248
Washington GO	5.000%	2/1/43	18,850	20,009
Washington GO	5.000%	6/1/43	13,110	13,871
Washington GO	5.000%	6/1/43	5,000	5,316
Washington GO	5.000%	8/1/43	1,200	1,228
Washington GO	5.000%	8/1/43	3,480	3,605
Washington GO	5.000%	2/1/44	1,205	1,266
Washington GO	5.000%	2/1/44	16,985	17,936
Washington GO	5.000%	6/1/44	5,740	6,018
Washington GO	5.000%	8/1/44	4,000	4,085
Washington GO	5.000%	8/1/44	20,075	21,120
Washington GO	5.000%	2/1/45	11,875	12,417
Washington GO	5.000%	6/1/45	10,785	11,317
Washington GO	5.000%	8/1/45	48,515	50,828
Washington GO	5.000%	2/1/46	21,715	22,626
Washington GO	5.000%	6/1/46	3,525	3,685
Washington GO	5.000%	2/1/47	8,220	8,535
Washington GO	5.000%	8/1/47	11,400	11,859
Washington GO	5.000%	8/1/48	5,000	5,193

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,105	2,126
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,090
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,679
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,275	3,392
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,587
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	465
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,164
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,830	2,970
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	4,679
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,370	1,416
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	612
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,186
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,758
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,538
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	439
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,143
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,782
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,630
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	1,896
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	347
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,276
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,312
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,006
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	240
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	4,000	4,126
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,301
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,219
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,006
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,794
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,823
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,388
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	635
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,086
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	527
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	9,574
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	419
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,400	19,643
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	521
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	5,000	5,490
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,438
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	776
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	3,540	3,866
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,412
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,230	4,305
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,030
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	2,200	2,255
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,021
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	8,250	7,501
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	2,500	2,226
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	4,485	4,103
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	82,475	82,675
Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/42	5,200	4,769
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,240
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	2,735	2,639
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,100	2,010
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	939
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	3,005	2,818
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	2,235	2,075
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	645	591
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	903
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	2,969
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,340
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,478

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,532
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,587
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,638
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,734
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,289
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	610
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,569
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	673
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	714
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,555
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	687
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	86,665	86,539
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	260
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	115	114
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,180	1,247
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	302
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	2,695	2,667
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	261
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	1,000	880
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	75
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	460	481
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,669
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	556
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	910	946
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	954
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/37	1,550	1,463
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	1,026
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/31	1,280	1,343
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/32	1,340	1,410
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	1,410	1,484
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	755	709
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	670
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/32	2,010	1,970
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/38	2,325	2,172
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/29	4,250	4,198
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,105	2,200
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.150%	7/1/34	1,725	1,715
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/34	3,020	3,167
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/35	3,470	3,629
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	98,202	90,397
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/36	2,000	2,086
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	28,621	25,770
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/37	2,000	2,078
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/39	4,220	4,340
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.221%	3/20/40	23,169	21,305
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/44	3,000	3,113
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/49	4,000	4,096
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,395	5,566
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/38	1,215	1,307
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/43	2,020	2,151
	Washington State University College & University Revenue	5.000%	4/1/31	1,230	1,346
	Washington State University College & University Revenue	5.000%	4/1/32	1,295	1,430
	Washington State University College & University Revenue	5.000%	4/1/33	1,100	1,224
	Washington State University College & University Revenue	5.000%	4/1/34	3,520	3,935
	Washington State University College & University Revenue	5.000%	4/1/35	2,490	2,793
	Washington State University College & University Revenue	5.000%	4/1/36	3,390	3,768
	Washington State University College & University Revenue	5.000%	4/1/37	2,395	2,643
	Yakima County School District No. 207 Wapato GO	5.000%	12/1/43	1,435	1,507
					2,030,675
West Virginia (0.5%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,286
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,106
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,425

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Monongalia County WV Tax Increment/Allocation Revenue	5.750%	6/1/43	880	907
	Ohio County WV Tax Increment/Allocation Revenue (The Highlands Project)	5.250%	6/1/44	1,220	1,220
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	6,624
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	4,907
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,094
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,115
[3]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/39	4,080	4,297
[3]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/40	3,650	3,816
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	3,855	3,805
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,128
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,195
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,335
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	7,906
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,177
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	6,919
	West Virginia GO	5.000%	12/1/31	1,900	1,988
	West Virginia GO	5.000%	12/1/33	10,060	10,470
	West Virginia GO	5.000%	12/1/35	16,375	16,955
	West Virginia GO	5.000%	6/1/36	14,890	15,397
	West Virginia GO	5.000%	6/1/37	6,940	7,157
	West Virginia GO	5.000%	12/1/37	16,020	16,646
	West Virginia GO	5.000%	6/1/38	13,920	14,437
	West Virginia GO	5.000%	12/1/38	16,835	17,440
	West Virginia GO	5.000%	12/1/38	1,000	1,027
	West Virginia GO	5.000%	6/1/39	17,255	17,860
	West Virginia GO	5.000%	12/1/39	17,685	18,276
	West Virginia GO	5.000%	12/1/39	2,500	2,560
	West Virginia GO	5.000%	6/1/41	1,310	1,348
	West Virginia GO	5.000%	12/1/43	1,000	1,024
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,478
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,502
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,604
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,002
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,585
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,001
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,725
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,771
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	1,962
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,121
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,458
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	2,916
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,027
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	2,992
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,577
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,483
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,173
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,219
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,705	3,708
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	5,833
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	6,618
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,340
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,340
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	7,295	7,541
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	1,400	1,439
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,743
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,345
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,385
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,500	1,364
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,250	1,318
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	3,400	3,542
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	3,435	3,555
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	5,205	5,563
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	3,380	3,584
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.570%	5/1/25	17,990	17,990
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	1,220	1,256
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/27	2,720	2,834
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,149
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,102
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	2,010	2,087
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,103

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,550
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,748
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	2,695	2,559
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,000	2,028
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/44	1,445	1,495
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/29	20,000	21,095
					386,657
Wisconsin (1.6%)
	Dane County WI GO	2.000%	4/1/29	320	295
	Dane County WI GO	4.000%	6/1/29	13,810	14,244
	Dane County WI GO	2.000%	4/1/30	265	238
	Dane County WI GO	4.000%	6/1/31	9,415	9,807
	Dane County WI GO	4.000%	6/1/32	9,800	10,230
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,588
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,714
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	3,855
	Green Bay WI GO	5.000%	4/1/37	1,240	1,357
	Green Bay WI GO	5.000%	4/1/39	1,270	1,384
	Janesville School District GO	5.000%	3/1/37	3,150	3,383
	Janesville School District GO	5.000%	3/1/38	6,640	7,090
	Janesville School District GO	5.000%	3/1/39	3,775	4,014
	Janesville School District GO	5.000%	3/1/40	4,540	4,799
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,618
	Mequon & Thiensville School District GO	2.000%	3/1/33	3,725	3,097
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,329
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	11,777
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	15,211
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/39	5,510	5,945
[3]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,366
[3]	Milwaukee WI GO	5.000%	4/1/27	7,780	8,027
[3]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,393
[3]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,767
	Milwaukee WI GO	5.000%	4/1/29	8,810	9,291
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,024
[3]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,790
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,125
	Milwaukee WI GO	4.000%	4/1/32	1,460	1,458
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,354
[1]	Milwaukee WI GO	4.000%	4/1/33	4,670	4,635
[3]	Milwaukee WI GO	5.000%	4/1/33	1,000	1,076
	Milwaukee WI GO	5.000%	12/1/33	5,030	5,491
	Milwaukee WI GO	3.000%	4/1/34	4,825	4,307
[1]	Milwaukee WI GO	4.000%	4/1/34	4,675	4,619
[1]	Milwaukee WI GO	5.000%	12/1/34	5,535	6,088
[1]	Milwaukee WI GO	5.000%	12/1/35	5,545	5,971
[1]	Milwaukee WI GO	5.000%	12/1/36	1,960	2,092
[1]	Milwaukee WI GO	5.000%	12/1/37	1,970	2,090
[1]	Milwaukee WI GO	5.000%	12/1/38	1,980	2,102
[1]	Milwaukee WI GO	5.000%	12/1/39	1,990	2,104
[1]	Milwaukee WI GO	5.000%	12/1/40	2,000	2,099
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	661
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	1,918
[3]	Monroe WI School District GO	5.000%	3/1/27	165	170
[3]	Monroe WI School District GO	5.000%	3/1/28	250	262
[3]	Monroe WI School District GO	5.000%	3/1/29	810	859
[3]	Monroe WI School District GO	5.000%	3/1/36	800	845
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,403
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,407
	New Richmond School District GO	5.000%	4/1/33	1,275	1,383
	New Richmond School District GO	5.000%	4/1/34	1,000	1,080
	New Richmond School District GO	5.000%	4/1/35	1,600	1,718
	New Richmond School District GO	5.000%	4/1/36	1,700	1,819
	New Richmond School District GO	5.000%	4/1/37	2,195	2,333
	New Richmond School District GO	5.000%	4/1/38	2,195	2,321
	New Richmond School District GO	5.000%	4/1/39	1,500	1,580
	New Richmond School District GO	5.000%	4/1/40	1,650	1,728
	Platteville School District GO	4.000%	3/1/35	1,060	1,058
	Platteville School District GO	4.000%	3/1/37	1,040	1,022
	Platteville School District GO	4.000%	3/1/38	1,560	1,535

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Platteville School District GO	4.000%	3/1/40	880	856
	Pleasant Prairie WI GO	4.000%	8/1/33	18,635	18,843
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/33	250	256
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/35	700	704
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/37	500	485
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/39	840	755
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/42	1,000	887
[4]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/42	1,065	1,015
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/42	500	482
[4]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/43	325	331
[4]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/44	180	159
[4]	Public Finance Authority Charter School Aid Revenue	4.750%	7/1/45	1,600	1,449
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/30	300	299
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/41	1,090	1,010
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/42	1,760	1,486
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/34	410	417
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/39	700	693
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,012
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/32	1,335	1,273
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,148
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,492
[4]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/32	80	81
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	14,260	14,082
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	20,430	20,219
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,131
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,290
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	4,879
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	6,960
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,039
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,298
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,049
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	261
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	8,250	8,819
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	786
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	7,680
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,293
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	300	315
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	261
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	785
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,282
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	575	607
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	378
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	756
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,610	3,785
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	750	785
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	382
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	521
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	9,734
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	5,956
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	634
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	415
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	810	841
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	2,230	1,996
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,401
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	1,200	1,242
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,456
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,228
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	644
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	753
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,241
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	6,651
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	352
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,032
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	6,140	5,890
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	359
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	401
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,126
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	845

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	406
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,401
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	518
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,202
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	5,804
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	333
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	597
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,176
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	7,564
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,043
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	1,725	1,395
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	718
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	457
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/45	1,440	1,294
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/30	235	249
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/31	440	468
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/33	775	828
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/36	435	460
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/37	575	606
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/38	625	659
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/39	650	682
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/40	475	495
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/41	715	740
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	16,955	16,996
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	3,900	3,900
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	4,695	4,870
	Public Finance Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	4.000%	10/1/30	11,100	11,537
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	815	779
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,883
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/36	15,993	15,555
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/37	770	375
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	23,360	23,293
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	34,728	34,451
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	3,177	3,123
[7]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/30	230	237
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/32	350	374
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/34	300	320
[7]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	580	597
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/35	300	317
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/35	1,000	1,083
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/36	1,000	1,076
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/37	1,000	1,070
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/38	350	365
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/38	1,000	1,034
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/40	400	411
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	5,750	5,960
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/43	1,000	1,026
[7]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/1/45	370	367
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/45	1,000	1,023
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/45	550	553
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/34	1,105	1,150
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/39	760	772
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/44	1,300	1,277
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.000%	12/1/34	2,500	2,507
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.500%	12/1/44	2,640	2,573
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/39	800	766
[4]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	2,000	2,001
[1]	Racine Unified School District GO	5.000%	4/1/35	2,750	2,968
[6]	Racine Unified School District GO	5.000%	4/1/35	675	734
[1]	Racine Unified School District GO	5.000%	4/1/36	2,500	2,687
[6]	Racine Unified School District GO	5.000%	4/1/36	1,100	1,186
[1]	Racine Unified School District GO	5.000%	4/1/37	2,545	2,729
[6]	Racine Unified School District GO	5.000%	4/1/37	2,370	2,542
[1]	Racine Unified School District GO	5.000%	4/1/38	1,670	1,779
[3]	Racine Unified School District GO	5.000%	4/1/38	1,230	1,300
[6]	Racine Unified School District GO	5.000%	4/1/38	2,495	2,668

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Racine Unified School District GO	5.000%	4/1/39	1,640	1,728
[6]	Racine Unified School District GO	5.000%	4/1/39	1,275	1,360
[1]	Racine Unified School District GO	5.000%	4/1/40	2,385	2,520
[3]	Racine Unified School District GO	5.000%	4/1/40	2,460	2,580
[1]	Racine Unified School District GO	5.000%	4/1/41	2,000	2,104
[3]	Racine Unified School District GO	5.000%	4/1/41	835	871
[3]	Racine Unified School District GO	5.000%	4/1/42	820	852
[6]	Racine Unified School District GO	4.000%	4/1/45	5,650	5,298
[3]	Racine Unified School District GO, Prere.	5.000%	4/1/31	270	297
[3]	Racine Unified School District GO, Prere.	5.000%	4/1/31	360	395
[3]	Racine Unified School District GO, Prere.	5.000%	4/1/31	540	593
[3]	Racine Unified School District GO, Prere.	5.000%	4/1/31	185	203
[3]	Racine Unified School District GO, Prere.	5.000%	4/1/31	180	198
	Sheboygan Area School District GO	3.000%	3/1/39	1,500	1,288
	Sheboygan Area School District GO	3.000%	3/1/40	1,625	1,366
	Sheboygan Area School District GO	3.000%	3/1/41	1,400	1,153
	Sheboygan Area School District GO	3.000%	3/1/42	2,020	1,637
	Sheboygan Area School District GO	3.000%	3/1/43	2,080	1,656
[6]	Sparta Area School District GO	3.000%	3/1/38	1,250	1,085
[6]	Sparta Area School District GO	3.000%	3/1/39	1,785	1,517
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	1,047
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,350
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,010
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,300
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	6,360	6,886
	Verona Area School District GO	5.000%	4/1/26	3,485	3,545
	Waunakee Community School District GO	3.250%	4/1/28	46,750	45,846
	West De Pere School District GO	5.000%	4/1/30	3,820	4,017
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	876
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	325
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	875
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	471
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	3,760	2,872
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	764
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	1,019
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	1,103
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,731
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	935
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,316
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	993
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	1,950
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	907
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,362
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,339
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,162
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,607
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,825
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,654
	Wisconsin GO	5.000%	5/1/26	12,400	12,654
	Wisconsin GO	5.000%	5/1/27	8,425	8,764
	Wisconsin GO	5.000%	5/1/27	7,770	8,083
	Wisconsin GO	5.000%	5/1/32	5,025	5,025
	Wisconsin GO	5.000%	5/1/33	6,280	7,073
	Wisconsin GO	5.000%	5/1/34	2,835	3,215
	Wisconsin GO	5.000%	5/1/35	17,000	18,924
	Wisconsin GO	5.000%	5/1/35	2,375	2,705
	Wisconsin GO	4.000%	5/1/36	10,000	10,039
	Wisconsin GO	5.000%	5/1/36	22,000	24,335
	Wisconsin GO	5.000%	5/1/37	12,700	13,964
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	1,990
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	11,248
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,476
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,015
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	877
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	942
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	951
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	952
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,705
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,035
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	156

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	2,400	2,360
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	866
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,436
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,141
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	184
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	5,285	5,543
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,205
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	827
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,030
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	212
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	810	790
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,444
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,319
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	291
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	5,983
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	317
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,626
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,236
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,530	5,925
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	4,940
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,304
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	8,046
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	696
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,333
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,090
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	438
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	49,827
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,059
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	6,986
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	39,835	38,811
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	733
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,577
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,558
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	6,858
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,509
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,780	2,714
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,492
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,554
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/37	3,980	3,360
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,245	2,153
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	4,923
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,000	935
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,100	8,648
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	4,260
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	500	462
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	500	429
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,480	1,502
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,720	3,927
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,440	3,631
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,347
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.750%	5/1/25	8,500	8,500
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/39	8,000	8,011
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/27	5,500	5,572
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/41	3,150	3,336
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/42	2,000	2,098
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/43	2,550	2,652
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/44	2,500	2,584
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/45	2,715	2,796
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,485	2,415
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	2,985	2,903
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	5,405	5,853
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	4,225	4,540
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	4,265	4,613
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,258

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,920	1,924
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	10,734	10,905
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/43	5,000	5,051
					1,194,392
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	253
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	50	51
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	302
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	277
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	251
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	250
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	198
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	137
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	155
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	23,261
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/50	2,875	2,835
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	1,895	1,868
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	2,895	3,017
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,059
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,075
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,142
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,085
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,499
					38,715
Total Tax-Exempt Municipal Bonds (Cost $77,073,554)					74,662,421
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	84,789	50,662
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	40,577	24,853
Total Taxable Municipal Bonds (Cost $77,219)					75,515
				Shares
Temporary Cash Investments (1.7%)
Investment Company (1.7%)
[21]	Vanguard Municipal Low Duration Fund (Cost $1,258,516)	3.218%		125,852,254	1,258,522
Total Investments (99.9%) (Cost $78,409,289)					75,996,458
Other Assets and Liabilities—Net (0.1%)					90,476
Net Assets (100%)					76,086,934
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $1,961,919, representing 2.6% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
8	Non-income-producing security—security in default.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Step bond.
12	Securities with a value of $4,688 have been segregated as initial margin for open futures contracts.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
15	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
16	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
18	Scheduled principal and interest payments are guaranteed by the State of Nevada Permanent School Fund.
19	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
21	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Intermediate-Term Tax-Exempt Fund
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	7,099	775,178	15,145

Short Futures Contracts
Long U.S. Treasury Bond	June 2025	(228)	(26,591)	(163)
Ultra 10-Year U.S. Treasury Note	June 2025	(179)	(20,537)	(137)
Ultra Long U.S. Treasury Bond	June 2025	(1,520)	(183,968)	1,782
				1,482
				16,627

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/26	RBC	14,090	Buy	5-Year MMD AAA General Obligation Scale	3.460%	165	165	—
4/24/26	MSCS	10,530	Buy	5-Year MMD AAA General Obligation Scale	3.460%	123	123	—
4/27/26	JPMC	36,940	Buy	5-Year MMD AAA General Obligation Scale	3.380%	288	288	—
5/5/26	BANA	19,455	Buy	10-Year MMD AAA General Obligation Scale	3.620%	(75)	—	(75)
						501	576	(75)
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $77,150,773)	74,737,936
Affiliated Issuers (Cost $1,258,516)	1,258,522
Total Investments in Securities	75,996,458
Investment in Vanguard	2,125
Receivables for Investment Securities Sold	82,293
Receivables for Accrued Income	941,897
Receivables for Capital Shares Issued	61,747
Variation Margin Receivable—Futures Contracts	1,919
Unrealized Appreciation—Over-the-Counter Swap Contracts	576
Other Assets	386
Total Assets	77,087,401
Liabilities
Due to Custodian	7,450
Payables for Investment Securities Purchased	724,398
Payables for Capital Shares Redeemed	211,243
Payables for Distributions	54,434
Payables to Vanguard	2,867
Unrealized Depreciation—Over-the-Counter Swap Contracts	75
Total Liabilities	1,000,467
Net Assets	76,086,934
At April 30, 2025, net assets consisted of:

Paid-in Capital	80,166,094
Total Distributable Earnings (Loss)	(4,079,160)
Net Assets	76,086,934

Investor Shares—Net Assets
Applicable to 164,324,365 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,197,066
Net Asset Value Per Share—Investor Shares	$13.37

Admiral™ Shares—Net Assets
Applicable to 5,526,417,437 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	73,889,868
Net Asset Value Per Share—Admiral Shares	$13.37

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1]	1,286,132
Total Income	1,286,132
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,119
Management and Administrative—Investor Shares	1,641
Management and Administrative—Admiral Shares	25,056
Marketing and Distribution—Investor Shares	75
Marketing and Distribution—Admiral Shares	2,880
Custodian Fees	127
Shareholders’ Reports and Proxy Fees—Investor Shares	28
Shareholders’ Reports and Proxy Fees—Admiral Shares	325
Trustees’ Fees and Expenses	20
Other Expenses	233
Total Expenses	35,504
Expenses Paid Indirectly	(115)
Net Expenses	35,389
Net Investment Income	1,250,743
Realized Net Gain (Loss)
Investment Securities Sold[1]	(139,285)
Futures Contracts	(2,766)
Realized Net Gain (Loss)	(142,051)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,189,956)
Futures Contracts	20,895
Swap Contracts	501
Change in Unrealized Appreciation (Depreciation)	(1,168,560)
Net Increase (Decrease) in Net Assets Resulting from Operations	(59,868)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,771, ($36), and $35, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,250,743	2,229,556
Realized Net Gain (Loss)	(142,051)	(331,502)
Change in Unrealized Appreciation (Depreciation)	(1,168,560)	4,077,109
Net Increase (Decrease) in Net Assets Resulting from Operations	(59,868)	5,975,163
Distributions
Investor Shares	(35,371)	(68,493)
Admiral Shares	(1,206,617)	(2,146,662)
Total Distributions	(1,241,988)	(2,215,155)
Capital Share Transactions
Investor Shares	(23,616)	(85,508)
Admiral Shares	1,396,468	6,146,143
Net Increase (Decrease) from Capital Share Transactions	1,372,852	6,060,635
Total Increase (Decrease)	70,996	9,820,643
Net Assets
Beginning of Period	76,015,938	66,195,295
End of Period	76,086,934	76,015,938

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.59	$12.86	$12.87	$14.66	$14.64	$14.46
Investment Operations
Net Investment Income[1]	.214	.407	.367	.315	.311	.348
Net Realized and Unrealized Gain (Loss) on Investments	(.221)	.728	(.011)	(1.772)	.020	.180
Total from Investment Operations	(.007)	1.135	.356	(1.457)	.331	.528
Distributions
Dividends from Net Investment Income	(.213)	(.405)	(.366)	(.316)	(.311)	(.348)
Distributions from Realized Capital Gains	—	—	—	(.017)	—	—
Total Distributions	(.213)	(.405)	(.366)	(.333)	(.311)	(.348)
Net Asset Value, End of Period	$13.37	$13.59	$12.86	$12.87	$14.66	$14.64
Total Return[2]	-0.07%	8.86%	2.69%	-10.07%	2.26%	3.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,197	$2,258	$2,216	$2,550	$3,435	$3,457
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.99%	2.74%	2.27%	2.10%	2.39%
Portfolio Turnover Rate	11%	31%	43%	35%	18%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.59	$12.86	$12.87	$14.66	$14.64	$14.46
Investment Operations
Net Investment Income[1]	.220	.419	.378	.326	.322	.360
Net Realized and Unrealized Gain (Loss) on Investments	(.222)	.727	(.012)	(1.772)	.021	.179
Total from Investment Operations	(.002)	1.146	.366	(1.446)	.343	.539
Distributions
Dividends from Net Investment Income	(.218)	(.416)	(.376)	(.327)	(.323)	(.359)
Distributions from Realized Capital Gains	—	—	—	(.017)	—	—
Total Distributions	(.218)	(.416)	(.376)	(.344)	(.323)	(.359)
Net Asset Value, End of Period	$13.37	$13.59	$12.86	$12.87	$14.66	$14.64
Total Return[2]	-0.03%	8.95%	2.77%	-9.99%	2.34%	3.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$73,890	$73,758	$63,979	$64,056	$84,624	$75,103
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.27%	3.07%	2.83%	2.35%	2.17%	2.48%
Portfolio Turnover Rate	11%	31%	43%	35%	18%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD rate locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD rate locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2025, the fund’s average amount of investments in MMD rate locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Intermediate-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $2,125,000, representing less than 0.01% of the fund’s net assets and 0.85% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $115,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	74,662,421	—	74,662,421
Taxable Municipal Bonds	—	75,515	—	75,515
Temporary Cash Investments	1,258,522	—	—	1,258,522
Total	1,258,522	74,737,936	—	75,996,458
Derivative Financial Instruments
Assets
Futures Contracts[1]	16,927	—	—	16,927
Swap Contracts	—	576	—	576
Total	16,927	576	—	17,503
Liabilities
Futures Contracts[1]	(300)	—	—	(300)
Swap Contracts	—	(75)	—	(75)
Total	(300)	(75)	—	(375)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	78,416,544
Gross Unrealized Appreciation	270,265
Gross Unrealized Depreciation	(2,673,223)
Net Unrealized Appreciation (Depreciation)	(2,402,958)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $1,574,333,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $9,503,462,000 of investment securities and sold $8,138,698,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $452,890,000 and sales were $407,240,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	247,060	18,197	481,057	35,468
Issued in Lieu of Cash Distributions	30,155	2,222	58,432	4,291
Redeemed	(300,831)	(22,221)	(624,997)	(46,024)
Net Increase (Decrease)—Investor Shares	(23,616)	(1,802)	(85,508)	(6,265)
Admiral Shares
Issued	9,968,231	735,320	21,542,435	1,587,875
Issued in Lieu of Cash Distributions	888,787	65,486	1,567,924	115,117
Redeemed	(9,460,550)	(701,226)	(16,964,216)	(1,252,623)
Net Increase (Decrease)—Admiral Shares	1,396,468	99,580	6,146,143	450,369

Intermediate-Term Tax-Exempt Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q422 062025

Financial Statements
For the six-months ended April 30, 2025
Vanguard Limited-Term Tax-Exempt Fund

Contents
Financial Statements	1

Limited-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.8%)
Alabama (6.2%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,275
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,410	1,461
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,436
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,377
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	5,200	5,050
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/28	1,345	1,400
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/26	3,375	3,451
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,041
	Auburn University College & University Revenue	5.000%	6/1/29	2,250	2,411
	Auburn University College & University Revenue	5.000%	6/1/29	1,750	1,875
	Auburn University College & University Revenue	5.000%	6/1/30	3,000	3,256
	Auburn University College & University Revenue	5.000%	6/1/30	1,000	1,085
	Auburn University College & University Revenue	3.250%	6/1/31	390	390
	Auburn University College & University Revenue	5.000%	6/1/31	5,565	6,115
	Auburn University College & University Revenue	5.000%	6/1/31	1,960	2,154
	Auburn University College & University Revenue	5.000%	6/1/32	3,500	3,883
	Auburn University College & University Revenue	5.000%	6/1/32	2,250	2,496
	Auburn University College & University Revenue	4.000%	6/1/35	2,800	2,801
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	679
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,480	1,514
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,780	1,835
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,855	1,930
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,030	2,140
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,510	1,570
	Birmingham Water Works Board Water Revenue	5.000%	1/1/30	800	860
	Birmingham-Jefferson Civic Center Authority Miscellaneous Taxes Revenue	3.000%	7/1/26	1,470	1,453
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	250
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,268
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	741
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/26	2,000	2,033
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,443
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/26	1,955	1,987
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,260
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/27	3,455	3,540
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,792
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/27	2,065	2,119
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,321
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,594
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/28	2,205	2,279
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/28	1,015	1,058
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/28	2,295	2,375
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,772
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/29	3,500	3,697
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/29	545	569
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/29	2,370	2,455
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/29	2,150	2,236
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/30	4,000	4,268
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/30	750	787
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/30	700	732
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/30	7,785	8,141
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/30	14,000	14,650
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/31	750	788
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/31	6,000	6,308
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/31	12,000	12,616
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/32	800	842
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/26	124,575	124,349
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/25	2,975	2,971
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/26	3,095	3,088
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/27	3,220	3,208
1

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/28	6,770	6,729
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/29	6,975	6,908
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/29	93,315	91,674
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/26	500	506
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/27	1,000	1,033
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	109,240	112,416
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	13,795	14,380
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	41,795	43,711
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	520	520
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	121,295	121,398
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	777
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	28,125	28,183
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,501
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	122,350	122,128
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.970%	10/1/52	1,005	981
[2]	Black Belt Energy Gas District Natural Gas Revenue 67% of SOFR + 0.140%	4.321%	7/1/52	1,325	1,334
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	53,355	53,325
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	53,895	53,700
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	32,075	33,529
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	8,770	9,225
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	4,000	4,242
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	59,750	62,428
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	5,945	5,831
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	34,935	36,330
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	43,985	46,617
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	211
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	993
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,135
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/30	1,450	1,546
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/30	800	835
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/30	1,450	1,553
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/30	750	786
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/31	1,500	1,610
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/31	700	731
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/31	1,500	1,612
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/31	1,000	1,047
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/32	800	823
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	4,185	4,484
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	22,000	23,911
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	37,120	39,381
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,004
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,090	2,099
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	32,460	34,648
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	212
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	554
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	1,009
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,745	1,823
[4]	Jefferson County AL Board of Education Special Tax Revenue TOB VRDO	2.550%	5/1/25	12,510	12,510
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,400	1,436
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	7,669
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	1,000	1,020
	Jefferson County AL Sewer Revenue	5.000%	10/1/28	2,500	2,627
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,730	1,835
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,900	3,102
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	5,805	6,256
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,575	4,955
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/27	4,070	4,170
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/34	3,430	3,568
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	82,470	82,505
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	1.000%	6/26/25	9,500	9,453
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.300%	3/12/26	9,890	9,880
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	6,905	6,901
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,210
	Montgomery AL GO	3.000%	12/1/26	265	263
	Montgomery AL GO	3.000%	12/1/27	925	908
2

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery AL GO	3.000%	12/1/28	1,850	1,798
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/31	4,525	4,407
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/26	1,360	1,376
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/27	1,860	1,904
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/28	3,000	3,102
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/29	4,500	4,694
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/30	4,500	4,712
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	24,000	25,073
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/25	615	615
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/25	355	357
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/26	400	405
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/26	425	432
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/27	1,250	1,278
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/27	605	622
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/28	1,250	1,288
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/28	605	626
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/29	2,250	2,338
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/29	1,360	1,418
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/30	5,000	5,230
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/30	2,905	3,049
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	10,160	10,623
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/26	285	288
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/27	375	381
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/27	375	382
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/28	415	424
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/28	625	641
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/29	655	672
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/29	225	233
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/29	825	849
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/30	590	607
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/30	200	209
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/30	625	644
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/31	2,000	2,062
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/31	340	357
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/31	1,500	1,549
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/33	40,405	42,625
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/35	17,590	18,027
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/28	1,000	1,039
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/29	1,000	1,047
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/30	1,500	1,578
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/31	1,400	1,476
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	560
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	701
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,060
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,816
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	32,640	32,447
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	875
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	752
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/27	2,420	2,426
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/28	3,985	3,991
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/31	500	492
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,038
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/29	2,810	2,942
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/29	6,045	6,342
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	16,890	17,904
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	16,170	16,609
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	89,115	92,086
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	15,605	16,283
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/31	35,000	36,639
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	52,970	55,543
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,437
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,266
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,045
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,435	1,457
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,380	2,413
[3]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,695	1,709
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	821
[3]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	773
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,029
[3]	University of South Alabama College & University Revenue	5.000%	11/1/31	1,000	1,016
3

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/28	8,145	8,158
					1,909,223
Alaska (0.4%)
	Alaska GO	5.000%	8/1/27	1,000	1,043
[5]	Alaska GO	5.000%	8/1/28	1,000	1,059
[5]	Alaska GO	5.000%	8/1/29	1,000	1,072
	Alaska GO	5.000%	8/1/29	1,250	1,341
	Alaska GO	5.000%	8/1/30	1,315	1,425
[5]	Alaska GO	5.000%	8/1/30	1,785	1,935
	Alaska GO	5.000%	8/1/31	1,000	1,096
[5]	Alaska GO	5.000%	8/1/31	1,555	1,705
	Alaska GO	5.000%	8/1/32	1,505	1,665
[5]	Alaska GO	5.000%	8/1/32	1,845	2,040
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/48	3,230	3,231
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/52	5,275	5,541
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	3,965	4,245
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/54	1,870	2,029
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	220	220
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/25	280	282
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/26	345	351
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	460	472
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	375	389
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	385	402
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	390	410
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	360	381
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	925	985
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/29	975	1,044
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/30	875	942
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/29	680	725
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/29	700	751
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/30	1,250	1,349
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/30	1,000	1,086
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/31	1,000	1,089
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/31	2,000	2,187
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	5.000%	4/1/26	4,940	5,001
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/31	3,970	4,018
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue (Greater Fairbanks Community Hospital Foundation Project)	4.000%	4/1/33	1,300	1,309
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/26	510	523
[5]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/26	1,000	1,022
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/27	625	653
[5]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/27	1,485	1,542
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	1,265	1,342
[5]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	1,250	1,317
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	395	425
[5]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	915	977
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/30	550	599
[5]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/30	1,610	1,741
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/31	1,900	2,090
[5]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/31	2,750	2,989
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/32	2,330	2,582
[5]	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/32	1,860	2,030
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/28	700	744
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/29	225	242
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/30	250	273
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/31	500	552
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/32	450	499
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/28	1,390	1,467
[5]	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/28	2,540	2,677
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/29	2,075	2,220
[5]	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/29	725	774
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/30	935	1,010
[5]	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/30	3,660	3,948
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	1,225	1,337
[5]	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	2,490	2,727
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	1,065	1,168
	Municipality of Anchorage AK GO	5.000%	9/1/28	1,430	1,514
	Municipality of Anchorage AK GO	5.000%	9/1/28	1,165	1,234
4

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipality of Anchorage AK GO	5.000%	9/1/29	3,010	3,226
	Municipality of Anchorage AK GO	5.000%	9/1/29	1,220	1,308
	Municipality of Anchorage AK GO	5.000%	9/1/30	3,160	3,429
	Municipality of Anchorage AK GO	5.000%	9/1/31	3,315	3,638
	Municipality of Anchorage AK GO	5.000%	9/1/31	2,700	2,963
	North Slope Borough AK GO	5.000%	6/30/26	1,270	1,301
	North Slope Borough AK GO	5.000%	6/30/28	2,005	2,123
	North Slope Borough AK GO	5.000%	6/30/29	2,270	2,437
	North Slope Borough AK GO	5.000%	6/30/30	1,210	1,316
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,200	2,232
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,056
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,292
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,785	1,874
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,000	1,056
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,750	1,843
					131,132
Arizona (1.1%)
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.870%	1/1/46	3,850	3,811
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.870%	11/4/25	1,370	1,366
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.870%	11/4/25	150	149
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	751
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,009
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,009
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	755
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	856
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	10,920	11,361
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	5,500	5,777
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/30	500	521
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.000%	7/1/29	1,200	1,171
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/32	365	369
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	127
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	164
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	129
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/26	1,210	1,209
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/26	220	220
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/28	805	793
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/28	240	236
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/29	605	592
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/29	250	245
[4]	Arizona IDA Charter School Aid Revenue (Mater Academy of Nevada - Bonanza Campus Project)	4.000%	12/15/30	1,915	1,857
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	136
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	127
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	445	460
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	262
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.570%	5/1/25	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,687
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,714
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,646
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,666
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,550
[5]	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/55	1,300	1,425
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,166
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/26	2,635	2,689
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/26	5,926	6,060
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,414
[4]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	3.650%	5/1/25	3,570	3,570
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/25	400	400
[1]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/26	500	509
[4,6]	Arizona IDA Multifamily Housing Local or Guaranteed Revenue TOB VRDO	2.750%	5/1/25	17,605	17,605
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	131
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	57
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	57
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	57
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	57
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	13
5

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	9,490	10,131
[4]	Arizona State IDA Muti-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	19,645	19,645
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,024
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	174
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	120
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	352
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	444
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	18,460	18,515
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	930	928
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	900
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,003
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	115
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	95
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	76
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	81
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/25	200	200
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/26	200	201
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/27	225	225
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/29	3,150	3,108
[4]	Maricopa County IDA Charter School Aid Revenue (Paradise Schools Projects)	3.500%	7/1/26	540	533
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,467
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,125	2,185
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,544
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,865	1,944
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,075	3,211
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,105	1,167
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,505	2,652
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,770	2,960
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,505	2,679
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,310	3,577
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,605	3,682
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,010	2,050
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	12,728
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,760	6,858
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	12,510	13,092
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	16,435	17,446
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,985	2,849
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,035	1,942
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	2,750	2,759
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/26	735	707
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/29	1,125	996
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/31	670	560
	Maricopa County Unified School District No. 4 Mesa (Project of 2018) GO	5.000%	7/1/29	1,035	1,114
[5]	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/29	1,900	2,043
[5]	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/30	1,500	1,635
[5]	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/31	1,325	1,463
[5,8]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/29	2,475	2,651
[5,8]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/30	2,255	2,446
[5,8]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/31	1,700	1,866
[5,8]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/32	2,500	2,770
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	7,060	7,061
[3]	Northern Arizona University College & University Revenue	5.000%	8/1/29	2,090	2,240
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/27	1,920	1,913
	Phoenix AZ GO	5.000%	7/1/30	2,500	2,732
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	3,745	3,746
[4]	Phoenix IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	4.000%	7/1/25	960	959
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	400
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.600%	6/15/25	345	345
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/27	340	336
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/28	355	349
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/29	365	356
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/32	3,000	3,001
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/34	7,500	7,503
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,985	3,053
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/26	245	244
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/27	705	698
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/28	365	360
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/30	495	485
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/31	465	454
[1]	University of Arizona College & University Revenue	5.000%	8/1/30	1,110	1,210
6

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	University of Arizona College & University Revenue	5.000%	8/1/31	1,500	1,656
[1]	University of Arizona College & University Revenue	5.000%	8/1/32	3,000	3,341
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	752
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,255
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.400%	6/2/25	11,500	11,500
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,521
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,670
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,370	1,399
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,100	1,141
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,000	1,052
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,380	1,471
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,555	1,677
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	545
					348,183
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,060	2,061
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	3,715	3,715
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	3,855
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	500	513
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.500%	2/1/29	1,250	1,209
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,280	1,320
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	1,500	1,544
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,605	2,582
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,300	1,267
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,030	16,152
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/55	1,500	1,562
[9]	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/27	2,045	2,052
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	565
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,506
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	321
	Fort Smith School District No. 100 GO	2.625%	12/1/30	455	416
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	6,815
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	6,986
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,000	1,015
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,179
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,185
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/28	2,870	2,878
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,765	2,771
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,305	3,312
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,055	1,057
	Rogers AR Water Revenue	4.000%	11/1/29	140	140
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,035	1,076
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/29	1,600	1,700
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/30	1,000	1,074
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	3,978
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,259
					81,065
California (8.2%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,005
[3]	Alhambra Unified School District GO	0.000%	8/1/30	1,000	836
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,296
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	8,476
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,226
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	8,250	8,182
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	21,805	21,688
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	20,830	19,812
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	4/1/56	20,500	19,975
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.030%	4/1/56	20,000	19,270
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	4/1/56	10,625	10,528
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.870%	4/1/36	10,740	10,652
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	1,415	1,426
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	9/1/27	1,125	1,161
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/28	380	383
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/28	1,330	1,377
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	470	473
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	4,730	4,757
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/29	655	659
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/29	510	513
7

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/28	1,250	1,302
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/29	2,165	2,261
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/29	1,850	1,933
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	1,260	1,321
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/29	1,500	1,574
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/30	1,560	1,641
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/30	1,650	1,737
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	1,380	1,453
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/30	2,100	2,219
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/31	1,375	1,460
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/32	1,700	1,812
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	63,890	63,892
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	28,150	29,250
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	53,375	55,360
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	42,000	44,137
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	49,715	53,218
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,760	13,371
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	15,945	16,754
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	51,485	54,234
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	70,000	73,602
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	60,435	63,341
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	84,735	87,389
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	13,415	14,352
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	72,745	72,593
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	92,570	97,278
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	26,145	25,848
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	27,005	27,818
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	28,420	30,062
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/35	8,270	8,515
[2]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	2/1/52	150	143
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	1,025	1,028
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	200	201
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	150	153
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	210	219
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	50	53
	California GO	3.000%	3/1/26	20,000	19,961
	California GO	5.000%	8/1/26	16,580	16,985
	California GO	5.000%	8/1/26	21,545	22,072
	California GO	5.000%	8/1/26	35	35
	California GO	4.000%	9/1/26	10,125	10,257
	California GO	5.000%	9/1/26	1,000	1,026
	California GO	5.000%	10/1/26	6,000	6,166
	California GO	3.500%	8/1/27	10,000	10,100
	California GO	5.000%	8/1/27	5,485	5,723
	California GO	5.000%	8/1/27	2,000	2,087
	California GO	5.000%	9/1/27	16,360	17,096
	California GO	5.000%	10/1/27	10,000	10,465
	California GO	5.000%	11/1/27	2,500	2,620
	California GO	5.000%	8/1/28	5,000	5,304
	California GO	5.000%	8/1/28	10,000	10,608
	California GO	5.000%	9/1/28	5,000	5,311
	California GO	5.000%	9/1/28	3,330	3,537
	California GO	5.000%	10/1/28	5,000	5,318
	California GO	5.000%	11/1/28	35,955	38,291
	California GO	5.000%	3/1/29	9,250	9,901
	California GO	5.000%	8/1/29	17,200	18,523
	California GO	5.000%	8/1/29	10,000	10,769
	California GO	4.000%	9/1/29	7,245	7,490
	California GO	5.000%	10/1/29	7,500	8,096
	California GO	5.000%	8/1/30	11,500	12,555
	California GO	5.000%	10/1/30	13,115	14,350
	California GO	5.000%	8/1/31	2,945	3,256
	California GO	5.000%	8/1/31	8,500	9,397
	California GO	4.000%	9/1/31	860	864
	California GO	5.000%	3/1/32	2,005	2,230
	California GO	4.000%	8/1/32	8,025	8,048
	California GO	5.000%	8/1/33	1,250	1,271
	California GO	5.000%	8/1/35	1,195	1,230
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,345	1,345
8

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	175	179
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	375	375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,375	2,380
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,880	6,160
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,435	3,708
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,540	3,872
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	30,000	32,251
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	19,500	18,960
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	19,750
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	991
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	14,970
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	10,985	11,288
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	15,060	15,503
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,555	11,305
	California Health Facilities Financing Authority Revenue	5.000%	7/1/29	4,510	4,869
	California Health Facilities Financing Authority Revenue	5.000%	7/1/30	4,630	5,065
	California Housing Finance Agency	4.000%	3/20/33	9,099	8,979
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,190	6,072
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	1,883	1,791
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	1,000
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,251
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	29,334
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	12/1/50	7,475	7,450
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	4,680
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	800
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,025	1,040
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,489
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,493
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/25	520	521
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,425
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/27	575	580
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,482
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/28	585	575
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/28	7,870	8,200
[4]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Revenue TOB VRDO	2.700%	5/1/25	13,870	13,870
[4,6]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	2.700%	5/1/25	2,500	2,500
[4]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/28	1,805	1,773
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,250
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	684
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	980	981
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	225	225
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	260	260
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	375	375
[4]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	340	340
[4]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/26	2,915	2,911
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,165
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,000	1,061
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,154
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,092
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	3,750	4,099
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	1,000	1,106
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	4,973
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,420
	California State University College & University Revenue	4.000%	11/1/36	12,160	12,056
	California State University College & University Revenue PUT	0.550%	11/1/26	7,750	7,368
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,986
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	935	940
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	1,500	1,501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,150	1,172
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,800	4,070
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	12,095	12,955
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,445	5,832
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,601
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	3,760	3,971
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,460	1,435
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	794
9

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	8,770	8,771
Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	275
Long Beach Unified School District GO	0.000%	8/1/28	3,625	3,204
Los Angeles CA Unified School District GO	5.000%	7/1/27	6,250	6,525
Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,314
Los Angeles CA Unified School District GO	5.000%	7/1/29	15,000	16,188
Los Angeles CA Unified School District GO	5.000%	7/1/30	37,155	40,680
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	5,930	5,932
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,210
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,305	2,306
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	50	50
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	2,075	2,083
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	6,845	6,943
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	16,945	17,207
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	810	823
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	960	974
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	3,310	3,358
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	3,500	3,550
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	130	132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	925	939
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	85	86
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	9,140	9,281
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	45	46
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,415	1,437
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	200	203
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	390	396
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	10,415	10,576
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,750	2,793
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/27	470	472
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	555	572
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,330	1,370
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	840	865
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	5,585	5,752
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	3,455	3,558
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	45	46
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	505	520
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	610	624
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	5,625	5,793
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	360	371
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	125	129
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	135	136
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,020	1,044
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,325	1,364
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	3,795	3,933
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	925	959
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,435	1,487
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,735	1,798
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	70	73
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	4,660	4,829
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,025	2,086
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	710	736
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,130	1,151
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	300	307
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	755	782
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,340	1,389
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,470	1,523
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	50	50
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	445	449
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	520	539
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	245	254
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	720	746
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	395	409
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	215	223
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	2,440	2,552
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	50	52
10

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,765	1,846
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	695	727
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	2,440	2,552
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	10,015	10,183
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,165	1,190
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	3,305	3,402
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	940	973
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,015	1,056
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,160	1,207
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	105	106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	140	141
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	640	651
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	765	800
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	800	837
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	330	345
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,225	1,281
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	480	502
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	420	439
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	80	84
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,140	1,184
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	695	733
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	6,655	7,016
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	2,300	2,363
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	2,665	2,768
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	445	452
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	2,860	3,015
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	290	299
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,275	1,330
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	380	386
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	860	897
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	245	258
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	505	532
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	450	474
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	370	390
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,655	1,745
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	100	105
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	615	648
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	295	311
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	140	142
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,880	1,930
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	2,605	2,702
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,160	1,232
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,015	1,078
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	2,110	2,176
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	3,920	4,164
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	280	285
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	200	207
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,640	1,709
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	375	378
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	560	564
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,020	1,063
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	750	790
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,585	1,677
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	410	436
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,415	1,503
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,600	1,700
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	100	106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	75	80
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	250	266
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	300	319
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,795	1,839
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	500	517
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	865	894
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	215	229
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,860	1,930
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	1,740	1,855
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	130	132
11

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	320	326
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	405	417
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	410	425
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	35	35
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	195	198
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	120	126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	325	344
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	120	127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	175	186
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	765	815
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	210	217
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	410	425
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	280	290
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	410	431
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	490	517
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	450	475
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	135	144
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	40	43
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	75	80
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.700%	5/1/25	27,010	27,010
[4,6]	Los Angeles Department of Water & Power Water Revenue TOB VRDO	4.120%	5/1/25	3,000	3,000
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	100	100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	525	526
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,090	1,105
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	50	51
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,100	1,115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	740	750
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	150	152
	Los Angeles Department of Water & Power Water System Water Revenue	3.000%	7/1/27	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/27	955	960
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	1,230	1,241
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	400	409
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	1,165	1,200
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	290	299
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/28	1,095	1,102
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	160	161
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	1,130	1,171
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	200	207
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	115	116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	1,175	1,218
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	1,580	1,591
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	405	408
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	735	769
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,205	1,260
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	180	188
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	130	131
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	455	468
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	570	596
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	70	71
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	1,245	1,312
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	30	30
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	320	325
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	1,200	1,265
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	310	318
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,115	1,123
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	2,710	2,729
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	480	510
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	440	467
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	675	717
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	175	186
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	440	447
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	1,100	1,169
12

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	370	380
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	780	804
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	400	426
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	570	608
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	1,070	1,136
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	2,000	2,132
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	590	629
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	960	965
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	205	206
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	880	893
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	245	251
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	4,565	4,697
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	120	126
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	535	542
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	265	266
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	1,690	1,738
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	2,125	2,276
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	40	42
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.700%	5/1/25	39,600	39,600
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,416
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/30	2,545	2,684
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	49,930	52,326
[4]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/25	22,200	22,200
	Palomar Health GO	5.000%	8/1/28	665	662
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	3,000	3,004
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,665	3,592
	Peralta Community College District GO	4.000%	8/1/31	5,500	5,500
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/25	1,450	1,457
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,198
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	1,903
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,321
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,077
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	390	351
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	340	306
	San Diego CA Unified School District GO, ETM	0.000%	7/1/28	835	751
	San Diego CA Unified School District GO, ETM	0.000%	7/1/29	210	182
	San Diego CA Unified School District GO, ETM	0.000%	7/1/29	725	629
	San Diego CA Unified School District GO, ETM	0.000%	7/1/29	895	777
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	430	360
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	505	423
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	2,450	2,492
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,098
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,425
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	4,165	4,125
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,190
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,337
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,591
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,497
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/33	10,000	10,002
[4,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/25	18,251	18,251
[4,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/25	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,540
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,850	37,000
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/30	4,290	4,437
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/27	125	128
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/28	500	514
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/29	560	580
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/30	500	523
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/31	1,250	1,315
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/32	1,195	1,261
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/33	1,100	1,162
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/34	1,000	1,062
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/35	1,000	1,067
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,399
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/32	5,000	5,002
	San Mateo Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/31	1,000	1,003
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/29	160	167
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	165	172
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	140	146
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/32	540	559
13

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/33	135	139
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/34	750	769
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	2,110	2,173
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/28	285	295
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/29	1,510	1,584
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/30	1,035	1,095
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	15,000	14,910
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/30	750	780
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	44,145	45,906
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/27	390	402
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/29	365	383
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/30	690	730
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/26	810	823
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/28	1,115	1,158
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	1,850	1,940
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	1.950%	5/1/25	9,520	9,520
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/25	1,795	1,800
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,000	2,027
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/25	600	602
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	2,823
	University of California College & University Revenue	5.000%	5/15/29	5,000	5,392
	University of California College & University Revenue	5.000%	5/15/29	7,110	7,667
	University of California College & University Revenue	5.000%	5/15/31	13,000	14,361
	University of California College & University Revenue	5.000%	5/15/31	13,250	14,637
	University of California College & University Revenue	5.000%	5/15/31	44,835	49,528
	University of California College & University Revenue (Limited Project)	4.000%	5/15/34	28,080	28,088
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	533
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	740
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	617
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	807
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	677
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	523
[10]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,633
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	649
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	966
[3]	William S Hart Union High School District GO	0.000%	9/1/27	515	478
					2,515,017
Colorado (1.9%)
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	6,648
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,828
[8]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/27	1,000	1,037
[8]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/29	1,000	1,061
[8]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/30	1,000	1,071
[8]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/31	1,000	1,080
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/29	680	697
	Boulder County CO Sales Tax Revenue	2.000%	7/15/29	1,950	1,736
	Boulder County CO Sales Tax Revenue	2.000%	7/15/30	1,500	1,303
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	3,070	3,040
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/27	250	258
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/29	200	210
[1]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/31	200	213
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	203
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	102
[4]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/29	15,292	15,141
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,673
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	105
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	65
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	139
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	1,200	1,208
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	800
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,545	3,557
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,462
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	545	549
14

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,279
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	443
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,576
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,568
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	370	378
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	372
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	491
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,600	1,656
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,299
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	730	758
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	414
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	449
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,888
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	737
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	523
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,770	5,080
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,830	1,947
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	17,590	18,735
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	450	475
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	3,000	3,238
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	6,055	6,361
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	355	378
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,040	1,064
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	3,250	3,543
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,400	1,519
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,000	2,102
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	560	601
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	585	631
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/25	185	186
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/26	450	461
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/27	300	310
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/28	1,125	1,175
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,050	4,056
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	22,925	23,058
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,220	3,246
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	41,110	41,923
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	16,050	16,331
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	49,805	52,144
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,075	10,552
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/29	10,500	11,133
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	17,450	18,491
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	6,500	7,067
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/33	4,930	5,401
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	5/1/25	32,850	32,850
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,246
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.170%	5/15/61	13,980	13,889
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,506
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	1,090	1,091
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	4,075	4,089
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	5,375	5,326
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	1,885	1,936
[5]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/55	3,550	3,956
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,401
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/27	750	748
[4,6]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	13,050	13,050
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.490%	12/1/25	4,715	4,715
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/25	500	504
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/27	400	413
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/29	250	264
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/30	750	795
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/30	1,425	1,446
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/32	1,360	1,379
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/31	4,445	4,450
[4]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,785	2,843
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	450	468
15

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,645	3,772
[4]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,200	3,214
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/27	1,678	1,683
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	304
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	989
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	4,670	3,846
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.671%	9/1/39	15,150	14,991
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	13,895	12,818
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	20,115	17,893
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/33	1,805	1,756
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	252
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	359
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	503
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	525
	Gardens on Havana Metropolitan District No. 3 Miscellaneous Taxes Revenue	4.625%	12/1/27	500	495
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/28	1,000	1,001
[3]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,009
	Nine Mile Metropolitan District Tax Increment/Allocation Revenue	4.625%	12/1/30	1,125	1,112
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/27	225	234
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/29	240	255
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/30	325	349
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/31	300	324
[4]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/30	6,000	5,965
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,275	1,266
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	6,710	6,998
	Regional Transportation District COP	5.000%	6/1/25	1,730	1,732
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,692
	Regional Transportation District COP	5.000%	6/1/26	1,000	1,021
	Regional Transportation District COP	5.000%	6/1/27	3,835	3,839
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	810	811
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	600	610
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	613
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	1,625	1,668
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	619
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	900	933
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	535	557
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/32	2,000	2,063
	University of Colorado College & University Revenue	5.000%	10/1/30	20,000	21,924
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	3,360	3,330
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	4,585	4,470
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,585	11,351
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	17,290	18,934
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	182
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	200
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	213
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	263
					569,629
Connecticut (1.5%)
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,580
[1]	Bridgeport CT GO	5.000%	7/1/30	1,000	1,083
[1]	Bridgeport CT GO	5.000%	7/1/31	2,100	2,291
	Connecticut GO	5.000%	5/15/25	10,000	10,006
	Connecticut GO	5.000%	10/15/25	2,115	2,132
	Connecticut GO	4.000%	5/15/26	1,175	1,186
	Connecticut GO	4.000%	5/15/27	100	101
	Connecticut GO	3.000%	6/1/27	5,000	4,980
[5]	Connecticut GO	5.000%	3/15/28	2,000	2,105
	Connecticut GO	3.000%	6/1/28	6,875	6,806
	Connecticut GO	5.000%	11/15/28	100	101
[5]	Connecticut GO	5.000%	12/1/28	9,000	9,577
[5]	Connecticut GO	5.000%	12/1/29	1,210	1,306
	Connecticut GO	4.000%	1/15/30	3,500	3,605
[5]	Connecticut GO	5.000%	3/15/30	1,000	1,083
	Connecticut GO	5.000%	11/15/30	10,000	10,931
	Connecticut GO	5.000%	11/15/30	4,625	5,056
[5]	Connecticut GO	5.000%	12/1/30	3,500	3,827
[5]	Connecticut GO	5.000%	3/15/31	1,050	1,152
	Connecticut GO	5.000%	11/15/31	6,305	6,967
	Connecticut GO	5.000%	11/15/31	9,550	10,552
16

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Connecticut GO	5.000%	12/1/31	2,500	2,763
[5]	Connecticut GO	5.000%	3/15/32	1,800	1,995
[5]	Connecticut GO	5.000%	12/1/32	5,370	5,985
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	1,890	1,888
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	4,785	4,790
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,005	980
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	2,620	2,568
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	5,190	5,104
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	1,535	1,643
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.400%	5/15/25	250	250
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.450%	11/15/25	350	343
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	500	478
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	173
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	850	795
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	979
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,000	921
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,158
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,000	904
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,139
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,750	1,545
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	988
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,010	887
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	966
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/45	630	622
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	4.000%	11/15/49	1,340	1,341
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	3.650%	11/15/25	660	660
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,182
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/27	825	823
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/27	7,220	7,222
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/28	1,695	1,683
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,024
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	9,240	9,773
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	501
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	4,500	4,830
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	6,480	6,956
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	365	366
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	7,615
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,532
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,665	1,665
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	501
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,301
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,506
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	300	307
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	630	645
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,000	2,002
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	4,365	4,367
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	23,960	23,850
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	8,500	8,460
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	32,110	31,592
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	5,325	5,292
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	385
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	5,931
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	175
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	602
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,019
17

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	203
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,735	2,794
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,016
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	2,019
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,812
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	257
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,500	5,714
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	2,050	2,069
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	6,570	6,781
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	358
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,800	4,006
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	5,250	5,461
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	820	858
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,700	3,951
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,745	9,268
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	525	556
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,070
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	425	448
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,300	3,564
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	20,185	21,581
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	525	561
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,600	1,747
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	31,690	34,152
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	754
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	16,750	17,132
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,650	3,848
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	125
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	255
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,086
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	4,610	4,628
[4]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	955	961
	Hartford CT Special Obligation Revenue	5.000%	4/1/26	1,475	1,501
	Hartford CT Special Obligation Revenue	5.000%	4/1/27	2,120	2,190
	Hartford CT Special Obligation Revenue	5.000%	4/1/28	2,750	2,882
[5]	Hartford CT Special Obligation Revenue	5.000%	7/15/28	1,600	1,682
[5]	Hartford CT Special Obligation Revenue	5.000%	7/15/29	700	746
[5]	Hartford CT Special Obligation Revenue	5.000%	7/15/31	6,750	7,357
	Metropolitan District GO	3.000%	3/1/29	3,000	2,925
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/27	6,235	6,148
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/30	3,750	3,725
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/32	4,770	4,730
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/35	2,100	2,099
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,009
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	751
	University of Connecticut College & University Revenue	5.000%	8/15/29	1,240	1,335
	University of Connecticut College & University Revenue	5.000%	8/15/30	1,275	1,391
	University of Connecticut College & University Revenue	5.000%	8/15/30	1,600	1,746
	Washington CT BAN GO	4.000%	12/2/25	2,255	2,259
					448,910
Delaware (0.1%)
	Delaware State Economic Development Authority Charter School Aid Revenue (Newark Charter School Inc. Project)	2.800%	9/1/26	120	118
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,435	11,204
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	4,095	4,014
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,260	1,261
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	810
					17,407
District of Columbia (0.7%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	225
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	608
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	955	965
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/31	1,700	1,724
	District of Columbia Charter School Aid Revenue	5.000%	6/1/34	325	327
	District of Columbia College & University Revenue	5.000%	4/1/27	570	584
	District of Columbia College & University Revenue	5.000%	4/1/28	650	674
	District of Columbia College & University Revenue	5.000%	4/1/29	250	262
	District of Columbia GO	5.000%	6/1/26	3,205	3,277
	District of Columbia GO	5.000%	6/1/27	3,110	3,235
	District of Columbia GO	5.000%	6/1/28	6,855	7,245
18

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	6/1/29	9,230	9,893
	District of Columbia GO	5.000%	6/1/30	15,000	16,278
	District of Columbia GO	5.000%	12/1/30	5,750	6,280
	District of Columbia GO	5.000%	8/1/31	3,095	3,403
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,084
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,471
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	2,320	2,303
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	2,050	2,065
[9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/28	1,700	1,767
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,758
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	5,040	5,042
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,123	17,256
[9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,790	2,811
[9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,065	5,100
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,306
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	5,420	5,633
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/28	1,850	1,926
[9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	16,450	16,720
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/28	3,900	3,865
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.100%	9/1/30	12,750	12,926
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,320	4,532
	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,459
	District of Columbia Income Tax Revenue	5.000%	10/1/30	6,940	7,564
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	4,860
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	18,215	17,989
[3,4]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.740%	5/1/25	5,455	5,455
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	1,500	1,538
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	2,080	2,236
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/31	5,915	6,099
					218,745
Florida (3.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	818
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	145
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,511
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	239
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,221
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	144
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	1,002
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	133
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	499
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,015	1,069
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,100	3,253
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,055
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,735	8,853
	Alachua County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	6/1/27	15,000	14,971
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/27	860	840
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/32	5,080	4,713
[3]	Brevard County FL Fuel Sales Tax Revenue	5.000%	8/1/27	2,000	2,045
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,126
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,000	4,058
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,200
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	3,595	3,703
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,274
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	3,800	3,968
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,353
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	715
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	4,185	4,469
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/1/25	3,750	3,750
	Brevard County School District COP	5.000%	7/1/32	2,980	2,987
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/27	5,870	6,055
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/28	4,445	4,665
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/29	6,775	7,216
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/30	6,665	7,200
	Broward County FL School District COP	5.000%	7/1/26	6,425	6,567
	Broward County FL School District COP	5.000%	7/1/29	4,000	4,009
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,014
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	999
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/27	2,280	2,257
19

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,500	1,505
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	2,957
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,255	1,201
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	5,285	4,966
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/28	550	541
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/25	150	149
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/28	1,035	1,036
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/30	1,020	1,020
	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	2.950%	1/1/30	17,350	16,484
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,820	2,872
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,185	2,348
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	1,000	1,089
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/30	3,000	3,268
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	201
[8]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	850	938
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	4,425	4,660
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	2,350	2,515
	Corkscrew Farms Community Development District Special Assessment Revenue (Assessment Area No.1 Project)	4.250%	11/1/27	825	823
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/30	2,645	2,601
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	4.625%	5/1/31	435	436
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	111
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	397
[3]	Duval County Public Schools COP	5.000%	7/1/25	1,850	1,855
[3]	Duval County Public Schools COP	5.000%	7/1/26	2,380	2,434
[3]	Duval County Public Schools COP	5.000%	7/1/27	3,420	3,552
[3]	Duval County Public Schools COP	5.000%	7/1/28	4,775	5,033
[3]	Duval County Public Schools COP	5.000%	7/1/29	5,845	6,232
[3]	Duval County Public Schools COP	5.000%	7/1/30	6,105	6,584
	Escambia County FL Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/31	1,500	1,461
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,280
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,129
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	416
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	418
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	1,125	1,148
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	373
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	1,185	1,229
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	375	395
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/29	500	532
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/30	1,000	1,075
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/31	700	762
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	4,853
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,018
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,623
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/26	2,365	2,343
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,500	1,492
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	875	862
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/27	295	283
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/28	395	372
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	320
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	395
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	780	799
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	737
	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	4.500%	6/15/31	1,750	1,692
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/25	530	529
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/26	200	200
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/27	575	576
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/28	450	450
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	285	289
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	300	309
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	494
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,412
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	220	218
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	513
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,040	2,121
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,050	2,159
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,435	1,374
20

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,290
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	1,395	1,324
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	9,045	9,653
	Florida GO	5.000%	6/1/27	6,595	6,863
	Florida GO	4.000%	6/1/30	4,000	4,018
	Florida GO	4.000%	6/1/32	2,300	2,313
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	288
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	512
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	1,090	1,093
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,772
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	993
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	347
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	515	522
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	277
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,395
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,439
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,480
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/48	1,250	1,248
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	1,375	1,362
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	9,360	9,249
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	12,905	13,213
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,745	3,013
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,065	3,065
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,220	2,244
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/27	2,720	2,728
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/28	2,800	2,796
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	17,690	17,908
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	14,100	14,385
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	14,620	14,890
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,289
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	5,972
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,275	1,297
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/25	250	252
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	920	945
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/27	1,945	2,025
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	2,000	2,109
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	2,000	2,108
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/31	7,480	8,285
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/26	175	179
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/28	350	369
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/29	350	374
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/30	175	189
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	1,896
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	790
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,688
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	4.700%	5/1/31	590	590
[3]	Hernando County School District COP	5.000%	7/1/28	3,825	3,902
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/25	175	175
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/26	200	197
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/27	250	243
	Hialeah FL Utility System Water Revenue	5.000%	10/1/30	1,700	1,808
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	6,075	6,605
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,290
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	23,240	24,911
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.400%	5/1/25	15,050	15,050
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	1,000	1,003
	Hillsborough County School Board COP	5.000%	7/1/28	40	41
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,673
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,020
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	244
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,594
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,788
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	1,710	1,796
21

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	1,595	1,662
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,601
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,510
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	4,728
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,070	1,135
[8]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,885	5,184
[8]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	5,000	5,381
[8]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	4,705	5,130
[8]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	8,500	9,376
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,750	1,803
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	27,410
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,000	1,037
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	357
[4]	Lake County FL Charter School Aid Revenue (Imagine South Lake Charter School Project)	5.000%	1/15/29	335	335
	Lake Powell Residential Golf Community Development District Special Assessment Revenue	5.750%	11/1/32	1,955	1,955
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	378
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	1,961
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	4.400%	5/1/31	1,240	1,228
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	210
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,039
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	245
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	435	436
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	2,400	2,383
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	330	328
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	920	921
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	745	773
	Lee County FL IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	26,000	26,128
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,250
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/27	4,830	4,849
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,001
[8]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/27	800	834
[8]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/28	1,405	1,485
[8]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/29	1,100	1,179
[8]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/30	1,000	1,084
[8]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/31	1,500	1,642
[8]	Manatee County School District (Florida Master Lease Program) COP	5.000%	7/1/32	2,300	2,534
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/31	3,000	3,065
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/32	3,750	3,826
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/25	1,725	1,734
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,225	1,226
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/26	1,780	1,786
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/28	860	863
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/29	1,165	1,169
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,075
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,213
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,324
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,372
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/28	1,000	1,052
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,428
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,106
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	296
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,252
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	305
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,001
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	150
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,250	1,267
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	4,000	4,005
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,150	1,164
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/28	1,900	2,016
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/29	3,990	4,288
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/30	4,190	4,562
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/31	4,400	4,849
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,043
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	283
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/27	430	449
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	585	643
	Miami-Dade County FL GO	5.000%	7/1/33	4,500	4,567
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,000	3,003
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,500	1,538
22

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	810
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	200
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/33	1,215	1,216
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	3,820	3,823
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	381
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/28	1,795	1,800
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,507
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,630
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,051
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	6,750	6,749
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/26	12,835	12,731
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/26	1,000	999
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/28	8,065	8,039
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,014
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	13,855
	Miami-Dade County School Board COP	5.000%	5/1/28	2,095	2,095
	Miami-Dade County School Board COP	5.000%	5/1/29	2,000	2,000
	Miami-Dade County School Board COP	5.000%	5/1/30	5,000	5,356
	Miami-Dade County School Board COP	5.000%	5/1/31	5,000	5,415
	Miami-Dade County School Board COP	5.000%	5/1/32	4,000	4,371
	Miami-Dade County School Board COP, ETM	5.000%	5/1/25	155	155
	Miami-Dade County School Board GO	5.000%	3/15/30	1,000	1,015
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/29	1,910	1,915
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	3,270	3,278
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	6,025	6,041
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	2,000	2,001
	Mirada Community Development District Special Assessment Revenue	4.750%	5/1/31	490	487
	Miromar Lakes Community Development District Special Assessment Revenue	5.000%	5/1/28	945	945
[4]	Normandy Community Development District Special Assessment Revenue	4.625%	5/1/31	525	516
	North AR-1 Pasco Community Development District Special Assessment Revenue	4.875%	5/1/31	365	365
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/26	700	709
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/30	1,000	1,058
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/31	585	624
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/32	945	1,011
	North Springs Improvement District Special Assessment Revenue	4.000%	5/1/28	1,155	1,144
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/27	1,465	1,513
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/28	1,540	1,611
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/29	1,615	1,713
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/30	1,695	1,819
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/31	1,780	1,931
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	3,877
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,130
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,389
[8]	Okaloosa County School Board COP	5.000%	10/1/28	900	956
[8]	Okaloosa County School Board COP	5.000%	10/1/29	800	862
[8]	Okaloosa County School Board COP	5.000%	10/1/30	1,295	1,413
[8]	Okaloosa County School Board COP	5.000%	10/1/31	2,105	2,325
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,915	1,897
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	3,130	3,151
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	3,565	3,586
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/32	4,435	4,395
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	9,740	9,639
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,266
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,371
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	350	354
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,488
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	625	639
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	575	599
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	570	571
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	650	670
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,057
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,476
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	455	473
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,250	1,338
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	480	501
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,500	2,705
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	755	791
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue (Multi-County Program)	4.000%	9/1/48	1,115	1,115
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/28	10,920	10,853
23

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County School Board COP	5.000%	8/1/29	1,300	1,393
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	40
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/25	1,630	1,641
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	1,475	1,508
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	28,470	25,478
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	197
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	425	427
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	322
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	509
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	729
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	618
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	239
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	250	250
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	259
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	263
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	416
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	351
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	675
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	115	115
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	464
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,025	1,025
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	915	896
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Harbour's Edge Project)	4.000%	11/15/34	1,200	1,152
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/29	200	209
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/30	600	631
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/31	200	211
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,308
	Palm Beach County School District COP	5.000%	8/1/29	500	526
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,732
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,021
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/31	125	124
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	41,000	43,796
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/25	750	754
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/26	870	893
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	905	944
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/28	950	1,006
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/29	1,815	1,947
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/30	4,935	5,350
[1]	Pasco County School Board COP	5.000%	8/1/25	250	251
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/50	1,505	1,504
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/27	4,750	4,738
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,663
	Port St. Lucie FL GO	4.000%	7/1/32	2,380	2,346
	Port St. Lucie FL GO	4.000%	7/1/33	5,550	5,425
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	1,225	1,217
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/26	100	99
	Seminole County FL Water & Sewer Water Revenue	4.000%	10/1/29	1,450	1,453
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/25	220	220
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/26	305	303
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/27	235	231
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/31	280	269
	South Florida Water Management District COP	5.000%	10/1/30	5,000	5,078
	South Florida Water Management District COP	5.000%	10/1/32	8,250	8,365
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,315	1,358
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,070	2,135
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,500	1,544
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,000	5,139
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	500	513
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/26	740	725
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/27	860	834
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/28	810	777
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,666
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	300
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	475	483
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	375	387
24

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,007
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,000	1,001
[4]	TSR Community Development District Special Assessment Revenue	4.125%	11/1/28	1,155	1,147
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	4.450%	5/1/32	405	403
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/30	450	446
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/30	400	396
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	150	147
	Village Community Development District No. 14 Special Assessment Revenue	4.000%	5/1/27	2,470	2,474
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	350	351
[4]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/29	2,050	2,022
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/33	2,400	2,415
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/26	540	541
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/30	795	796
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/31	1,270	1,271
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/32	1,460	1,462
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/27	350	358
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/29	500	520
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/31	850	892
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/32	500	526
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	950	945
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	4.875%	5/1/31	440	442
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/28	205	205
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/28	1,000	1,055
					1,011,388
Georgia (4.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,945	2,957
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,124
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,293
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,452
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,625
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/30	7,045	7,556
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/26	635	647
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue (Albany State University Project)	5.000%	7/1/28	695	731
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,253
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,024
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	1,355	1,409
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	2,020	2,135
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,080	1,159
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	2,345	2,548
	Atlanta GA GO	5.000%	12/1/29	5,000	5,420
	Atlanta GA GO	5.000%	12/1/30	5,000	5,493
	Atlanta GA Tax Increment/Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,387
[9]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,608
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartments Project) PUT	3.375%	5/1/25	9,900	9,900
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,445	9,615
[9]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/28	1,250	1,248
[9]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/28	10,000	9,976
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,350	2,314
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,050	2,019
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/29	7,565	7,471
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/28	1,125	1,173
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/29	1,085	1,133
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/30	895	933
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/32	1,395	1,449
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	101
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	101
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	101
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	132
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/29	5,000	4,378
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	13,030	13,195
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	862
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	811
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,598
25

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/26	2,430	2,440
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/26	7,705	7,744
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	2,290	2,275
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	2,690	2,669
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/28	1,820	1,832
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/29	5,945	5,842
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	10,065	9,980
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	4,150	4,113
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/30	8,290	8,157
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/34	2,560	2,567
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	428
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/26	210	214
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	885	899
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,051
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	2,300	2,452
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	2,000	2,159
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments, LLC Project) PUT	3.450%	4/1/28	2,610	2,604
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/27	1,190	1,188
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	29,865	30,177
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	11,240	11,769
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	379
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,078
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,040
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,000	1,052
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/30	2,305	2,355
[10]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	900	910
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/28	1,750	1,843
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/29	1,850	1,972
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/30	2,215	2,387
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/31	2,500	2,722
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/27	1,525	1,531
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/27	1,085	1,080
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	1,850	1,801
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	1,030	1,006
	Development Authority for Fulton County College & University Revenue	5.000%	6/1/29	700	749
	Development Authority for Fulton County College & University Revenue	5.000%	6/1/31	1,000	1,095
	Development Authority for Fulton County College & University Revenue	5.000%	6/1/32	750	828
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/27	270	279
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/29	380	399
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/31	575	613
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,753
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	835	833
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	965	959
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	1,000	990
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	253
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	710
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	705
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	926
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,460	1,479
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,287
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/30	9,905	10,683
26

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	4.000%	2/1/26	4,570	4,573
	Georgia GO	4.000%	2/1/31	2,740	2,740
	Georgia GO	4.000%	2/1/31	4,000	4,005
	Georgia GO	4.000%	2/1/32	4,000	4,005
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	687
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	3,805
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,041
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	401
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	825
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	834
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,227
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,727
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,183
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,275	1,331
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/26	425	426
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	630	636
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/27	1,760	1,810
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/28	430	434
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	2,870	2,995
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	315	329
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	200
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	604
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	153
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	672
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	566
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	208
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	190	200
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/29	300	320
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/30	200	216
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	4.000%	1/1/28	220	221
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,500	2,545
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	306
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,350	1,363
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,029
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	1,400	1,461
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	875	913
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/29	660	696
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/29	725	765
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	1,365	1,457
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	500	534
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/31	1,690	1,823
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/31	745	804
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,583
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,002
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,003
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	150	150
	Gwinnett County School District GO	4.000%	2/1/33	5,000	5,007
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/27	820	850
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,001
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,508
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	251
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	491
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	348
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	350	354
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,308
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	280	285
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	583
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	634
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	500	512
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	514
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	483
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,232
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,100	1,138
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	825	854
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,000	1,031
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/28	1,000	1,040
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/28	1,500	1,573
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	5,004
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	2,700	2,816
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	1,050	1,095
27

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	700	730
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	2,250	2,357
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	750	785
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	3,040	3,183
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/29	225	235
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	280	291
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	2,750	2,863
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/30	2,940	3,078
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/30	950	995
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/30	145	152
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/30	2,630	2,703
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/30	500	526
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/30	2,355	2,474
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/30	1,000	1,051
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	10/1/30	470	494
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/30	3,500	3,653
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/31	950	1,002
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	4/1/31	100	105
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/31	500	526
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/31	900	951
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/31	1,500	1,583
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/32	1,000	1,061
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	98,445	98,466
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	10,470	10,463
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	73,655	73,343
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	62,720	64,826
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	24,170	23,962
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	60,650	63,214
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	27,210	28,149
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	105,585	110,392
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	52,690	54,641
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	64,115	67,334
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	3,420	3,586
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	31,150	32,756
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	45,460	47,037
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	15,540	16,312
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/32	45,600	48,136
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	40,000	41,513
[4]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue TOB VRDO	2.600%	5/1/25	7,460	7,460
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/25	620	621
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	3,270	3,276
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	2,990	2,999
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,270	1,274
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,480	1,484
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/30	4,695	4,655
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/30	8,455	8,319
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	640
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	549
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	488
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	1,050	1,055
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	1,000	1,004
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	5.000%	4/1/26	600	609
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	5.000%	4/1/27	500	516
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	5.000%	4/1/28	920	960
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/31	1,200	1,169
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/27	1,840	1,917
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,436
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	3,000	3,217
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,855	5,252
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,450	4,843
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/28	830	863
28

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	White County Development Authority College & University Revenue (Truett Mcconnell University Project)	5.000%	10/1/29	1,530	1,482
					1,235,324
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	926
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	501
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	978
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,100	1,136
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,000	1,039
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,335	1,385
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	359
	Guam Income Tax Revenue	5.000%	12/1/26	2,250	2,294
	Guam Income Tax Revenue	5.000%	12/1/27	5,230	5,335
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,650
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	515	518
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,511
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	580	584
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	300	308
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	450	453
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	2,525	2,610
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	1,500	1,563
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	2,070	2,080
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,487
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,572
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	500	502
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,204
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	500	510
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	3,988
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	450	465
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,394
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	500	522
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,752
					45,626
Hawaii (0.2%)
[5]	Hawaii County HI GO	5.000%	9/1/28	530	562
[5]	Hawaii County HI GO	5.000%	9/1/30	250	273
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,855	1,993
	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,585	2,778
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	7/1/39	6,235	6,235
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	7/1/39	1,620	1,620
	Hawaii GO	4.000%	4/1/29	3,300	3,317
	Hawaii GO	5.000%	10/1/29	1,250	1,272
	Hawaii GO	4.000%	10/1/30	1,885	1,893
	Hawaii GO	4.000%	8/1/32	4,500	4,467
	Hawaii GO	4.000%	8/1/33	4,660	4,589
	Hawaii GO	4.000%	8/1/34	10,000	9,693
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/27	15,265	15,216
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,845	1,914
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,825
	Honolulu HI City & County GO	5.000%	7/1/28	1,000	1,060
	Honolulu HI City & County GO	4.000%	10/1/31	5,050	5,075
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,350	4,423
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	2,300	2,383
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/32	2,150	2,395
					72,983
Idaho (0.3%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/27	1,050	1,050
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	122
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,085	1,090
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	920	921
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,880	1,883
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/33	1,000	871
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	930
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project) PUT	5.000%	3/1/32	13,820	14,895
[5]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.125%	8/1/25	1,820	1,820
[9]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/50	670	671
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,170	2,361
29

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	50,000	50,059
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	564
					77,237
Illinois (6.8%)
[3]	Adams County School District No. 172 GO	4.000%	2/1/32	1,000	1,001
	Aurora IL Waterworks & Sewerage Water Revenue	4.000%	12/1/31	1,185	1,185
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	665
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	389
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	716
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	356
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/33	650	659
[10]	Chicago Board of Education GO	0.000%	12/1/25	5,105	4,982
[10]	Chicago Board of Education GO	0.000%	12/1/25	6,220	6,071
	Chicago Board of Education GO	0.000%	12/1/25	2,375	2,317
	Chicago Board of Education GO	5.000%	12/1/25	14,605	14,636
[3]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,528
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,505
	Chicago Board of Education GO	5.000%	12/1/25	9,520	9,540
[11]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,439
	Chicago Board of Education GO	0.000%	12/1/26	17,205	16,108
[10]	Chicago Board of Education GO	0.000%	12/1/26	6,380	5,983
[10,12]	Chicago Board of Education GO	0.000%	12/1/26	95	89
	Chicago Board of Education GO	5.000%	12/1/26	17,465	17,642
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,146
	Chicago Board of Education GO	5.000%	12/1/26	5,810	5,869
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,464
[8,12]	Chicago Board of Education GO	5.500%	12/1/26	7,165	7,360
[11]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,265
	Chicago Board of Education GO	7.000%	12/1/26	10,000	10,140
	Chicago Board of Education GO	0.000%	12/1/27	500	448
[10]	Chicago Board of Education GO	0.000%	12/1/27	1,060	953
	Chicago Board of Education GO	4.000%	12/1/27	14,120	13,955
[3]	Chicago Board of Education GO	5.000%	12/1/27	1,200	1,233
	Chicago Board of Education GO	5.000%	12/1/27	2,635	2,682
[3]	Chicago Board of Education GO	5.000%	12/1/27	4,700	4,832
	Chicago Board of Education GO	5.000%	12/1/27	3,860	3,928
[11]	Chicago Board of Education GO	5.500%	12/1/27	3,070	3,129
[10]	Chicago Board of Education GO	0.000%	12/1/28	14,130	12,153
[10,12]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,869
	Chicago Board of Education GO	5.000%	12/1/28	16,325	16,700
	Chicago Board of Education GO	5.000%	12/1/28	6,285	6,430
[10]	Chicago Board of Education GO	0.000%	12/1/29	800	658
[3]	Chicago Board of Education GO	5.000%	12/1/29	4,020	4,143
	Chicago Board of Education GO	5.000%	12/1/29	20,420	20,936
	Chicago Board of Education GO	5.000%	12/1/29	5,000	5,043
	Chicago Board of Education GO	5.000%	12/1/30	12,645	12,815
[3]	Chicago Board of Education GO	5.000%	12/1/30	5,340	5,512
	Chicago Board of Education GO	5.000%	12/1/30	2,085	2,096
	Chicago Board of Education GO	5.000%	12/1/30	1,820	1,864
	Chicago Board of Education GO	5.000%	12/1/30	16,640	16,780
[3]	Chicago Board of Education GO	5.000%	12/1/30	4,180	4,304
[11]	Chicago Board of Education GO	5.500%	12/1/30	2,500	2,586
[4]	Chicago Board of Education GO	6.750%	12/1/30	1,065	1,132
[10]	Chicago Board of Education GO	0.000%	12/1/31	4,800	3,601
[10]	Chicago Board of Education GO	0.000%	12/1/31	1,205	904
[3]	Chicago Board of Education GO	5.000%	12/1/31	500	514
	Chicago Board of Education GO	5.000%	12/1/31	2,000	2,015
	Chicago Board of Education GO	5.000%	12/1/31	9,590	9,809
	Chicago Board of Education GO	5.000%	12/1/31	8,335	8,359
[3]	Chicago Board of Education GO	5.000%	12/1/31	4,640	4,780
	Chicago Board of Education GO	5.000%	12/1/31	5,000	5,014
	Chicago Board of Education GO	5.000%	12/1/32	3,600	3,617
[3]	Chicago Board of Education GO	5.000%	12/1/32	2,800	2,878
	Chicago Board of Education GO	5.000%	12/1/32	6,845	6,841
	Chicago Board of Education GO	5.000%	12/1/32	5,675	5,786
[3]	Chicago Board of Education GO	5.000%	12/1/32	2,000	2,056
	Chicago Board of Education GO	5.125%	12/1/32	1,255	1,255
	Chicago Board of Education GO	5.000%	12/1/33	6,410	6,400
[3]	Chicago Board of Education GO	5.000%	12/1/33	2,850	2,922
30

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/34	3,460	3,432
	Chicago Board of Education GO	5.000%	12/1/34	26,215	25,888
	Chicago Board of Education GO	5.000%	12/1/34	2,540	2,508
	Chicago Board of Education GO	4.000%	12/1/35	11,640	11,116
	Chicago Board of Education GO	5.250%	12/1/35	2,905	2,900
	Chicago IL GO	5.000%	1/1/26	10,920	10,993
	Chicago IL GO	5.000%	1/1/27	14,450	14,714
	Chicago IL GO	5.000%	1/1/27	1,345	1,353
	Chicago IL GO	5.000%	1/1/28	8,855	9,098
	Chicago IL GO	5.000%	1/1/28	2,450	2,517
	Chicago IL GO	4.000%	1/1/29	6,127	6,138
	Chicago IL GO	5.000%	1/1/29	1,150	1,191
	Chicago IL GO	5.000%	1/1/29	7,940	8,225
	Chicago IL GO	5.000%	1/1/29	3,670	3,802
	Chicago IL GO	5.000%	1/1/29	2,500	2,512
	Chicago IL GO	5.000%	1/1/29	770	798
	Chicago IL GO	4.000%	1/1/30	6,336	6,328
	Chicago IL GO	5.000%	1/1/30	7,320	7,638
	Chicago IL GO	5.000%	1/1/30	5,285	5,514
	Chicago IL GO	0.000%	1/1/31	5,020	3,966
	Chicago IL GO	5.000%	1/1/31	1,500	1,557
	Chicago IL GO	5.000%	1/1/31	515	517
	Chicago IL GO	5.000%	1/1/31	14,710	15,400
	Chicago IL GO	4.000%	1/1/32	2,565	2,531
	Chicago IL GO	5.000%	1/1/32	7,320	7,697
	Chicago IL GO	5.000%	1/1/33	7,115	7,371
	Chicago IL GO	5.000%	1/1/33	3,340	3,519
	Chicago IL GO	5.000%	1/1/34	1,815	1,883
	Chicago IL GO, ETM	0.000%	1/1/26	300	293
[10]	Chicago IL GO, ETM	0.000%	1/1/26	235	229
	Chicago IL GO, ETM	5.000%	1/1/26	6,020	6,091
	Chicago IL GO, ETM	0.000%	1/1/27	1,000	943
[10]	Chicago IL GO, ETM	0.000%	1/1/27	1,000	945
[10]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,933
[10]	Chicago IL GO, ETM	0.000%	1/1/28	100	91
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/27	2,300	2,280
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/26	1,100	1,101
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,031
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	500	506
[10]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/27	955	898
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,575
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	700	726
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,170	2,222
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,650	2,784
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	675	709
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	3,770	4,002
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,000	1,062
[10]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	460	478
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,629
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,066
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	12,604
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	15,267
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,174
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	1,000	1,019
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,000	3,052
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	1,000	1,041
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	2,705	2,832
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	4,560	4,724
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,017
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	3,000	3,173
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	2,000	2,032
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,020
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	750	803
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,960	2,093
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	3,555	3,699
[11]	Chicago IL Waterworks Water Revenue	5.750%	11/1/30	12,900	13,681
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,000	1,015
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,735	1,867
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/32	1,055	1,093
[3]	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	1,800	1,862
31

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Chicago IL Waterworks Water Revenue TOB VRDO	3.740%	5/1/25	2,895	2,895
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,750	2,839
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	5,000	5,244
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,192
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,000	1,078
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,000	2,180
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,172
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	111
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	212
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,745	2,824
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	126
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,195
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	166
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,000	6,380
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	315	335
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,645	1,684
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,380	1,487
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	450	485
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	10,500	11,315
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,135	1,237
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	9,485	10,340
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,375	11,427
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	3,750	3,846
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	14,780	14,852
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	7,735	7,773
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/34	3,750	3,841
	Chicago Park District GO	5.000%	11/15/25	1,430	1,441
	Chicago Park District GO	5.000%	1/1/26	1,000	1,010
[1]	Chicago Park District GO	5.000%	1/1/26	550	556
	Chicago Park District GO	5.000%	11/15/26	1,500	1,538
	Chicago Park District GO	5.000%	1/1/27	925	934
	Chicago Park District GO	5.000%	1/1/27	1,000	1,027
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,045
	Chicago Park District GO	5.000%	1/1/28	1,110	1,158
	Chicago Park District GO	5.000%	1/1/29	750	793
	Chicago Park District GO	5.000%	1/1/29	1,875	1,982
	Chicago Park District GO	5.000%	1/1/30	1,700	1,817
	Chicago Park District GO	5.000%	1/1/30	1,320	1,411
[1]	Chicago Park District GO	4.000%	1/1/31	1,955	1,973
	Chicago Park District GO	5.000%	1/1/31	700	755
[1]	Chicago Park District GO	4.000%	11/15/32	1,000	1,005
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	6,115	6,120
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,418
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,626
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	3,910
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,539
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	9,015	9,256
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,823
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,250	5,452
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	7,250	7,529
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	5,845	6,130
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/28	1,600	1,674
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,056
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,250	1,331
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,555	1,666
[3]	Cook County IL GO	5.000%	11/15/26	3,710	3,809
	Cook County IL GO	5.000%	11/15/27	1,205	1,234
	Cook County IL GO	5.000%	11/15/28	2,705	2,768
	Cook County IL GO	5.000%	11/15/28	350	370
	Cook County IL GO	5.000%	11/15/29	3,600	3,851
	Cook County IL GO	5.000%	11/15/29	7,100	7,254
	Cook County IL GO	5.000%	11/15/31	2,510	2,559
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	650	667
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	350	365
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	290	307
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	140	150
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	275	294
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	1,250	1,336
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	300	324
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	2,000	2,161
32

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL Sales Tax Revenue	4.000%	11/15/34	1,000	991
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,097
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,280
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,332
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,693
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,078
[1]	Crestwood IL GO	5.000%	12/15/28	1,820	1,895
[1]	Crestwood IL GO	5.000%	12/15/29	1,910	2,007
[1]	Crestwood IL GO	5.000%	12/15/31	1,345	1,430
	DuPage County Forest Preserve District GO	5.000%	11/1/28	660	700
	DuPage County Forest Preserve District GO	5.000%	11/1/29	575	618
	DuPage County Forest Preserve District GO	5.000%	11/1/30	500	544
	DuPage County Forest Preserve District GO	5.000%	11/1/31	850	936
	DuPage County Forest Preserve District GO	5.000%	11/1/32	645	716
	Elmhurst Park District GO	5.000%	12/15/27	140	147
	Elmhurst Park District GO	5.000%	12/15/28	150	159
	Elmhurst Park District GO	5.000%	12/15/29	150	161
	Elmhurst Park District GO	5.000%	12/15/30	250	272
	Elmhurst Park District GO	5.000%	12/15/31	500	550
	Elmhurst Park District GO	5.000%	12/15/32	400	443
[3]	Franklin Park IL GO	4.000%	7/1/30	1,015	982
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/27	250	261
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/28	275	292
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/29	350	376
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/30	500	543
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/31	2,465	2,705
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/32	1,000	1,106
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/33	925	1,013
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,981
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/26	145	145
[4]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/30	630	611
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/31	265	264
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	905	904
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,299
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	275
	Illinois Finance Authority College & University Revenue	5.000%	4/1/26	345	349
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	530	531
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	691
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	1,450	1,501
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	730	732
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	305
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	1,805	1,898
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	400	414
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	750	762
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	525
	Illinois Finance Authority College & University Revenue	5.000%	4/1/29	2,015	2,143
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	1,490	1,482
	Illinois Finance Authority College & University Revenue	5.000%	4/1/30	6,000	6,461
	Illinois Finance Authority College & University Revenue	5.000%	4/1/30	800	839
	Illinois Finance Authority College & University Revenue	4.125%	12/1/30	1,505	1,446
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	1,175	1,240
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	11,935	12,989
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/25	325	326
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/25	1,605	1,608
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/27	425	434
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/29	940	971
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/30	200	207
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/31	205	213
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/32	215	223
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/28	400	404
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/29	920	927
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/30	335	337
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/31	370	372
	Illinois Finance Authority College & University Revenue (Chicago LLC - University of Chicago at Illinois Project)	5.000%	2/15/32	225	226
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/25	100	101
33

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue (University of Illinois at Urbana - Champaign Project)	5.000%	10/1/26	225	230
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,670	7,673
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,513
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,003
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,840	1,856
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	4,500	4,561
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,429
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,366
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,655	1,681
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,256
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,826
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,600	2,660
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	254
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,013
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,250	3,252
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,043
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,096
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,890	1,935
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,110	1,127
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,785
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,403
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	976
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,520
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,815	1,886
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	7,000	7,021
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	940	950
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,755	2,784
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,000	2,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,420	1,449
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	4,365	4,400
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,260	1,318
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	1,010	990
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,910	6,035
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,546
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	415	418
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,295	2,339
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,030	1,041
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,125	1,125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	6,650	6,719
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	615	621
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	12,185	12,191
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	14,040	14,226
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	11,645	12,011
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/30	2,460	2,590
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	5/1/25	11,200	11,200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	5/1/25	34,700	34,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	18,710	18,710
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,501
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,152
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,101
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	4/1/51	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	5/1/42	1,405	1,394
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/34	625	638
[2]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.252%	11/1/34	10,190	10,185
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/26	285	286
[5]	Illinois Finance Authority Water Revenue	5.000%	7/1/26	7,755	7,855
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/27	4,325	4,413
[5]	Illinois Finance Authority Water Revenue	5.000%	7/1/27	6,790	7,010
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/28	1,860	1,935
[5]	Illinois Finance Authority Water Revenue	5.000%	7/1/28	820	860
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/29	585	617
[5]	Illinois Finance Authority Water Revenue	5.000%	7/1/29	1,125	1,196
	Illinois Finance Authority Water Revenue	5.000%	1/1/30	845	912
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/30	250	267
34

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Illinois Finance Authority Water Revenue	5.000%	7/1/30	700	753
	Illinois Finance Authority Water Revenue	5.000%	7/1/30	805	875
	Illinois Finance Authority Water Revenue	5.000%	7/1/30	2,695	2,929
	Illinois Finance Authority Water Revenue	5.000%	1/1/31	2,220	2,428
	Illinois Finance Authority Water Revenue	5.000%	1/1/31	1,000	1,094
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/31	1,470	1,591
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	3,250	3,576
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	3,500	3,851
[5]	Illinois Finance Authority Water Revenue	5.000%	7/1/31	1,085	1,181
	Illinois Finance Authority Water Revenue	5.000%	1/1/32	2,500	2,764
	Illinois Finance Authority Water Revenue	5.000%	1/1/32	2,255	2,493
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/32	910	995
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	5,500	6,109
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	5,140	5,709
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,066
	Illinois GO	5.000%	5/1/25	2,500	2,500
	Illinois GO	5.000%	5/1/25	3,200	3,200
	Illinois GO	5.500%	5/1/25	3,000	3,000
	Illinois GO	6.000%	5/1/25	150	150
	Illinois GO	5.000%	7/1/25	7,750	7,767
	Illinois GO	5.000%	11/1/25	2,075	2,091
[1]	Illinois GO	5.000%	11/1/25	10,000	10,080
	Illinois GO	5.000%	12/1/25	500	504
	Illinois GO	5.000%	12/1/25	660	666
	Illinois GO	5.000%	1/1/26	3,680	3,718
	Illinois GO	5.000%	2/1/26	8,900	9,002
	Illinois GO	5.000%	3/1/26	10,000	10,128
	Illinois GO	5.000%	5/1/26	5,000	5,077
	Illinois GO	5.500%	5/1/26	8,675	8,850
	Illinois GO	5.000%	7/1/26	5,795	5,897
	Illinois GO	5.000%	11/1/26	25,940	26,510
	Illinois GO	5.000%	11/1/26	3,500	3,578
	Illinois GO	5.000%	1/1/27	1,750	1,766
	Illinois GO	5.000%	3/1/27	7,935	8,146
	Illinois GO	5.000%	5/1/27	7,000	7,201
	Illinois GO	5.000%	6/1/27	1,400	1,421
	Illinois GO	5.000%	10/1/27	1,500	1,550
	Illinois GO	5.000%	11/1/27	19,070	19,726
	Illinois GO	5.000%	1/1/28	625	630
	Illinois GO	5.500%	1/1/28	240	252
	Illinois GO	4.000%	3/1/28	3,000	3,041
	Illinois GO	5.000%	3/1/28	805	835
	Illinois GO	5.000%	5/1/28	5,000	5,197
	Illinois GO	5.000%	5/1/28	5,000	5,197
	Illinois GO	5.000%	6/1/28	1,040	1,054
	Illinois GO	5.000%	10/1/28	3,000	3,130
	Illinois GO	5.000%	11/1/28	23,700	24,463
	Illinois GO	5.000%	11/1/28	2,895	3,023
	Illinois GO	5.000%	12/1/28	2,500	2,582
	Illinois GO	5.000%	2/1/29	4,590	4,693
	Illinois GO	5.000%	2/1/29	3,100	3,243
	Illinois GO	5.000%	3/1/29	2,250	2,356
	Illinois GO	5.000%	5/1/29	2,525	2,648
	Illinois GO	3.500%	6/1/29	2,410	2,346
	Illinois GO	5.000%	7/1/29	25,000	26,251
	Illinois GO	5.000%	11/1/29	28,550	29,423
	Illinois GO	5.000%	1/1/30	1,000	1,007
	Illinois GO	5.000%	2/1/30	12,220	12,894
	Illinois GO	5.000%	5/1/30	2,580	2,728
	Illinois GO	5.500%	5/1/30	2,365	2,483
[3]	Illinois GO	4.000%	2/1/31	1,500	1,498
	Illinois GO	5.000%	2/1/31	8,815	9,370
	Illinois GO	5.000%	10/1/31	3,320	3,445
	Illinois GO	5.000%	10/1/31	2,400	2,491
	Illinois GO	5.000%	10/1/31	4,000	4,269
	Illinois GO	4.125%	11/1/31	2,240	2,217
	Illinois GO	5.000%	12/1/31	1,000	1,029
	Illinois GO	5.000%	11/1/32	4,255	4,314
	Illinois GO	5.000%	12/1/34	6,485	6,626
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	579
35

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	3,130	3,129
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/49	2,100	2,100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	1,175	1,180
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	955	952
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	17,515	17,234
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	14,835	15,060
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	9,330	9,692
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	7,135	7,500
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/26	4,300	4,353
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	3,020	3,021
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,045	2,067
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,270	1,284
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	11,318	11,439
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/27	5,275	5,272
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/28	7,475	7,448
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/28	3,000	3,002
[2,6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	4.620%	5/15/50	3,775	3,776
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	15,413
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/32	11,830	11,836
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	4,935
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	8,840
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,009
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,380
[10]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	376
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,786
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,271
[10]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	128
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,065
[10]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,181
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,355
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,385
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	890	890
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	1,000	1,031
	Illinois Sales Tax Revenue	5.000%	6/15/30	1,005	1,068
	Illinois Sales Tax Revenue	3.000%	6/15/31	10,385	9,603
[1]	Illinois Sales Tax Revenue	5.000%	6/15/32	1,325	1,366
	Illinois Sales Tax Revenue	3.000%	6/15/34	300	261
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,041
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	6,655	6,923
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,100	2,185
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,500	2,569
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	6,920	7,273
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	3,000	3,099
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	4,100	4,304
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	9,400	9,417
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,820	1,823
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/32	10,150	10,166
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,905	2,890
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	4,815	4,612
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,000	1,007
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,000	1,013
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,350	1,360
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	204
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	1,000	1,012
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	5,585	5,623
[8]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/30	2,615	2,802
[8]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/31	2,540	2,747
[8]	Illinois State University (Capital Improvement Projects) COP	5.000%	4/1/32	2,600	2,825
[3]	Illinois State University College & University Revenue	5.000%	4/1/28	785	822
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	978
[8]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/28	1,000	897
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	172
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	353
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/29	10,000	10,340
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,000	2,066
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,652
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,060
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,545
36

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,586
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,581
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/33	1,500	1,510
[1]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/30	1,000	1,004
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	5,005	4,979
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,540	10,826
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,680	1,755
[8,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,265	1,309
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,652
[3,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	10,000	8,050
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,040	10,316
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	3.000%	6/15/25	2,000	1,996
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/25	1,000	1,008
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/26	4,305	4,132
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/26	2,075	2,124
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/27	60	55
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/27	3,000	3,033
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	2,300	2,315
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	5,000	5,185
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/28	10,450	9,205
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/28	2,355	2,428
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/28	3,750	3,862
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	7,500	7,722
[3,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/29	1,645	1,699
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/26	975	977
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/28	1,245	1,256
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/30	1,555	1,580
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/31	1,730	1,755
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,917
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,325	1,351
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,110	7,241
[3]	Mundelein IL GO	4.000%	12/15/25	500	502
[3]	Mundelein IL GO	4.000%	12/15/26	500	506
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	108
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	1,310	1,312
[1]	Northern Illinois University COP	5.000%	4/1/29	660	689
[1]	Northern Illinois University COP	5.000%	4/1/32	970	1,031
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,467
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,255
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	335
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	338
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	341
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	690	727
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,040	1,086
[1]	Peoria IL GO	4.000%	1/1/26	250	251
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/35	3,555	3,261
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	41,625	41,674
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	756
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/26	105	105
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/35	4,930	4,744
	Romeoville IL GO	5.000%	12/30/25	3,315	3,348
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	10,505
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	7,939
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	7,702
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,078
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,720	1,798
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,735	1,814
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,051
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	3,075	3,261
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	552
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	2,000	2,148
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	1,140	1,233
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	1,000	1,089
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.740%	5/1/25	3,990	3,990
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,632
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,092
	Schaumburg IL GO	4.000%	12/1/26	6,485	6,581
	Schaumburg IL GO	4.000%	12/1/28	1,000	1,028
	Schaumburg IL GO	4.000%	12/1/29	8,155	8,409
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	177
37

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	216
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	758
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	286
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	405
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	384
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	452
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	730	755
	Springfield IL GO	3.250%	12/1/30	1,085	1,045
	St. Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	701
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,708
	University of Illinois College & University Revenue	5.000%	10/1/28	485	507
	University of Illinois College & University Revenue	5.000%	10/1/29	965	1,015
	University of Illinois College & University Revenue	5.000%	10/1/30	1,150	1,219
[1]	Western Illinois University College & University Revenue	4.000%	4/1/26	1,340	1,341
[1]	Western Illinois University College & University Revenue	4.000%	4/1/27	1,400	1,403
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	278
[3]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/26	855	812
[1]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/28	1,165	1,197
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,281
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,082
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,417
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,346
[14]	Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Collage GO, 6.000% coupon rate effective 8/19/25	4.000%	1/1/35	10,830	10,640
					2,096,715
Indiana (1.0%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	401
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,032
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	500	515
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	500	526
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	530
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	500	533
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	536
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	500	542
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	700	763
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	354
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,235	1,285
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	498
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	485	513
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	532
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	5,355	5,739
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	723
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,000	1,078
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/31	1,195	1,197
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/32	1,670	1,664
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	201
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	281
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/32	1,315	1,304
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/27	775	787
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/28	805	821
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/28	410	419
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,357
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,125
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,035
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,103
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,174
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	446
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	360
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	353
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	299
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	293
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	541
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/27	675	703
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/28	710	749
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/31	675	735
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/32	730	798
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/30	1,250	1,197
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	9,670	9,761
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,729
38

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,205
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,289
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,356
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,562
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	450	456
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	397
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	750	760
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	846
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	350	363
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/28	740	760
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	1,225	1,265
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	600	639
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	1,345	1,395
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/29	1,410	1,457
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,217
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	7,302
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	4,210	4,084
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	22,835	23,782
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	32,015	34,604
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	10,000	11,000
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	3/1/39	2,905	2,875
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	9,415	9,376
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/30	1,000	921
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/30	670	732
	Indiana Finance Authority Local or Guaranteed Housing Revenue	4.500%	7/1/34	8,030	7,811
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.400%	6/2/25	2,500	2,498
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,046
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	1,430	1,520
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,200	1,295
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,477
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,600	1,727
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	2,750	3,002
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	1,175	1,283
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/49	1,475	1,471
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,145	1,131
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	3,860	3,774
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	3,185	3,091
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/52	2,930	2,990
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	3,150	3,235
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,460	1,536
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/26	6,075	6,177
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/28	1,860	1,845
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,520	1,545
[8]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,000	3,233
[8]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	10,000	10,912
[8]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/32	5,500	6,065
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/33	1,100	1,145
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/30	1,000	1,074
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/31	2,600	2,824
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/32	895	981
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,196
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,690
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	6,837
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,800	1,853
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	2,000	2,111
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,300	1,378
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,100	1,173
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	600	646
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	600	641
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	2,000	2,137
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,000	1,083
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	600	644
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	740	799
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,250	1,350
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,100	1,204
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	600	657
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	700	759
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	650	705
39

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	364
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	946
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,385	1,385
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,635	1,636
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	299
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	356
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	382
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	307
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	307
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	308
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	411
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	412
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	550
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	422
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,075
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,190	1,205
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	802
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	648
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	500	518
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	1,175	1,227
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,070	1,132
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,000	1,077
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	620	672
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,088
[1]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	630	686
	Whiting Redevelopment District Tax Increment/Allocation Revenue	3.500%	7/15/26	970	960
	Whiting Redevelopment District Tax Increment/Allocation Revenue	4.000%	1/15/32	3,950	3,706
					313,607
Iowa (0.2%)
	Asbury IA GO	2.625%	6/1/29	315	297
	Iowa City Community School District GO	2.900%	6/1/31	2,800	2,563
	Iowa City Community School District GO	2.950%	6/1/32	3,010	2,718
	Iowa City Community School District GO	3.000%	6/1/33	3,100	2,825
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	990	990
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,000	2,020
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	89
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,011
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	830	871
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	399
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,260	1,243
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	3,710	3,717
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	525	524
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,630	1,632
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/49	800	789
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	775	750
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/52	11,025	11,378
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/52	3,545	3,738
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	2,925	2,880
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	346
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	705	719
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,085
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	387
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	435
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,356
	Marion IA GO	2.500%	6/1/30	370	336
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	1,500	1,531
					46,629
Kansas (0.4%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,630	7,627
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,500	1,501
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,600	1,601
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.250%	6/1/28	1,600	1,601
[4,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.250%	6/1/29	1,700	1,701
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,095
	Kansas Development Finance Authority College & University Revenue (Wichita State University Projects)	3.000%	6/1/31	1,645	1,551
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	28,850	30,551
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	500	544
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	2,860	2,998
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,849
40

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,001
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	507
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	513
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,029
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	885
	Manhattan KS GO	0.400%	6/15/25	12,015	11,942
[1]	Manhattan KS GO	5.000%	6/15/28	6,870	6,976
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/28	300	294
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	30	29
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,270
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,759
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/28	2,385	2,389
[9]	Wichita KS Local or Guaranteed Housing Revenue	3.750%	11/1/25	3,000	3,000
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,004
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,534
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,107
[4]	Wyandotte County-Kansas City Unified Government Tax Increment/Allocation Revenue (Village East Project)	5.250%	9/1/35	12,335	12,386
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/33	1,810	1,814
					112,058
Kentucky (2.8%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,647
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,008
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/29	1,000	1,007
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	11,764
	Commonwealth of Kentucky COP	5.000%	6/15/34	1,320	1,322
	Eastern Kentucky University College & University Revenue	5.000%	4/1/28	1,030	1,077
	Eastern Kentucky University College & University Revenue	5.000%	4/1/29	1,080	1,144
	Eastern Kentucky University College & University Revenue	5.000%	4/1/30	1,135	1,216
	Elizabethtown KY GO	2.500%	8/1/29	460	429
[3]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,004
	Kenton County KY GO	4.000%	4/1/30	1,000	1,007
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,432
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,043
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	121
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	127
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	202
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,000
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,668
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,108
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,003
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,354
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,275	1,322
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	3,000	3,041
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,855	1,879
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,000	1,025
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.400%	6/2/25	3,500	3,498
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/26	3,810	3,859
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/30	1,180	1,263
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/31	2,485	2,686
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	90
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	1,690	1,697
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	1,680	1,686
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	803
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,632
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,965	2,026
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,625	1,645
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,000	1,028
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	2,500	2,487
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,780
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	825
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,076
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,089
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,896
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,114
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	306
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	1,985
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/29	1,500	1,560
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/29	1,000	1,041
41

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/30	550	573
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/30	2,090	2,164
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/30	2,000	2,090
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/31	1,425	1,493
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/31	5,770	6,061
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	110,060	110,099
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	36,850	36,863
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	123,920	124,256
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	37,845	37,775
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/29	97,245	102,090
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	63,835	66,294
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	11,290	11,233
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	12,260	13,026
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	60,000	62,828
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	351
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/32	5,000	5,019
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,646
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	1,000	1,004
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,689
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/31	1,430	1,473
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	517
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,227
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	271
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	398
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	536
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/30	1,025	1,114
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/28	1,220	1,291
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/29	1,875	2,006
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/30	765	831
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/31	1,435	1,569
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/28	2,850	2,993
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/28	2,150	2,258
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/29	3,000	3,190
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/29	3,140	3,338
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/30	3,000	3,240
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/30	2,165	2,338
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/31	5,000	5,450
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/31	10,815	11,787
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/32	5,000	5,484
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/32	11,120	12,194
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	173
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/33	3,000	3,007
	Lexington-Fayette Urban County Government GO	3.000%	9/1/28	1,000	954
	Louisville Water Co. Water Revenue	3.125%	11/15/30	3,750	3,611
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	0.900%	9/1/26	1,440	1,376
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,060	3,112
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	10,530	10,698
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	10,130	10,277
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	7,340	7,443
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	25,238
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	1,000	1,054
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	29,905	31,606
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,468
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,726
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	1,985
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	7,145	7,321
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,124
	University of Kentucky College & University Revenue	4.000%	4/1/26	750	749
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,234
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,295
	University of Kentucky College & University Revenue	5.000%	4/1/30	4,260	4,264
[3]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,298
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	701
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,298
	Warren County School District Finance Corp. Lease(Renewal) Revenue	4.000%	4/1/26	3,440	3,464
	Warren County School District Finance Corp. Lease(Renewal) Revenue	3.000%	4/1/28	2,000	1,959
					863,516
42

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana (1.6%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,910	1,919
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,020
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,022
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	6,735	6,687
[4,6]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	5,212	5,212
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	794
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	670
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	7,307
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	575
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	502
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,020
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,559
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,073
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	504
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/30	3,500	3,777
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	3,735	4,079
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.552%	5/1/43	10,850	10,813
	Louisiana GO	5.000%	10/1/26	6,750	6,930
	Louisiana GO	5.000%	2/1/27	5,000	5,164
	Louisiana GO	5.000%	2/1/29	6,000	6,392
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/55	1,170	1,270
[9]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/26	1,300	1,305
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/26	10,840	10,940
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,439	9,501
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,539
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,715	3,813
[9]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/26	11,081	11,270
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,009
[9]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	1,455	1,497
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,082
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,037
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,078
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/32	9,450	8,940
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,920	1,927
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,195	2,243
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	4,190	4,322
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	4,265	4,402
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	6,500	6,695
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	11,080	11,369
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	4,900	5,011
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,326
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	5,250	5,405
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,325	10,347
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	6,170	6,154
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,140	4,125
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	5,185	5,185
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	2,150	2,155
	Louisiana Public Facilities Authority College & University Revenue	4.000%	12/15/32	1,335	1,339
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	12/15/33	2,140	2,142
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,545
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,011
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	6,627
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	700	710
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,721
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,461
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	452
43

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,178
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	415
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,060	1,062
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	27,500	27,521
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/28	2,450	2,544
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	720
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/29	1,500	1,536
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	21,180	21,181
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/25	350	352
[3]	Shreveport LA GO	5.000%	3/1/28	550	571
[8]	Shreveport LA GO	5.000%	3/1/28	335	348
[3]	Shreveport LA GO	5.000%	3/1/29	1,200	1,259
[8]	Shreveport LA GO	5.000%	3/1/29	310	325
[1]	Shreveport LA GO	5.000%	8/1/29	2,800	2,874
[3]	Shreveport LA GO	5.000%	3/1/30	700	740
[8]	Shreveport LA GO	5.000%	3/1/30	425	449
[1]	Shreveport LA GO	5.000%	8/1/30	5,355	5,489
[8]	Shreveport LA GO	5.000%	3/1/31	630	673
[8]	Shreveport LA GO	5.000%	3/1/32	600	644
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,017
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,145	1,199
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,023
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,038
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	4,050	4,084
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	825	826
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,105	1,142
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	44,700	43,859
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	45,110	44,350
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	21,380	21,424
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	34,575	33,997
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/30	2,385	2,501
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,320	1,348
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/28	2,050	2,115
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,591
					474,369
Maine (0.2%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	595
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	205
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	559
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	509
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	647
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	409
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	660
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,250	1,331
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	95
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	197
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	129
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/27	4,050	4,059
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/28	1,075	1,077
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.550%	11/15/29	7,530	7,504
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/29	1,960	1,958
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.650%	11/15/30	2,000	1,982
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	685	682
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	320	320
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	880	880
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/50	545	545
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/52	1,135	1,163
	Maine State Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	11/15/25	13,020	12,993
	Regional School Unit No. 14 BAN GO	5.000%	5/15/25	32,000	32,014
					70,513
Maryland (1.0%)
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,396
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	133
44

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	170
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	1,999
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,148
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	890
	Howard County MD GO	5.000%	2/15/31	2,390	2,457
	Hyattsville MD Special Obligation Revenue (University Town Center Project)	5.000%	7/1/27	1,100	1,099
[4,9]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	25,720	25,718
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/29	4,660	4,626
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.800%	9/1/30	1,395	1,217
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	1.700%	3/1/32	1,410	1,169
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	1,190	1,203
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	770	770
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/49	1,250	1,256
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	7,345	7,281
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	5,695	5,575
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,110	2,046
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	4,090	3,976
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	14,350	14,736
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/53	8,580	9,092
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,100	2,224
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,552
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	5,000	5,003
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,467
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/30	3,445	3,458
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/31	2,590	2,597
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	10,785	10,816
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/28	300	310
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/29	300	312
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/30	300	314
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/31	565	595
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,500
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	2,385	2,264
	Maryland Economic Development Corp. Tax Increment/Allocation Revenue (Metro Centre at Owings Mills Project)	3.750%	7/1/27	1,840	1,813
	Maryland GO	2.750%	8/1/25	590	588
	Maryland GO	5.000%	6/1/26	1,150	1,152
	Maryland GO	4.000%	6/1/27	7,000	7,000
	Maryland GO	4.000%	6/1/28	15,565	15,566
	Maryland GO	4.000%	6/1/29	1,250	1,250
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	735
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	565	566
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	171
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	800	801
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	199
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,960	4,090
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,111
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	139
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	875	910
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,749
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,000	2,004
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,800	1,916
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	565	572
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,445	1,523
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,700	1,828
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,450	2,659
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,490	1,507
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,600	2,837
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,190	2,193
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	13,240	13,492
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	4,775	5,168
[4,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/1/25	12,570	12,570
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	10,390	10,390
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	12,700	12,731
45

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.160%	7/1/41	31,690	31,690
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/26	1,000	1,016
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/28	1,375	1,445
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/29	2,190	2,336
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,084
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/31	1,765	1,932
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/27	3,000	2,960
[9]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,241
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	1,875	1,874
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/27	600	604
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	445	448
					292,369
Massachusetts (1.5%)
	Boston MA GO	4.000%	3/1/28	2,250	2,250
	Boston MA GO	4.000%	3/1/29	2,030	2,030
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,465	1,496
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	25,932
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,440	1,498
	Commonwealth of Massachusetts GO	5.000%	5/1/28	1,460	1,546
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,135	1,221
	Commonwealth of Massachusetts GO	5.000%	10/1/29	26,180	28,336
[5]	Commonwealth of Massachusetts GO	5.000%	7/1/30	2,015	2,201
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,800	1,834
[5]	Commonwealth of Massachusetts GO	5.000%	7/1/31	2,120	2,346
	Commonwealth of Massachusetts GO	3.000%	9/1/31	6,715	6,529
[5]	Commonwealth of Massachusetts GO	5.000%	7/1/32	1,900	2,124
	Commonwealth of Massachusetts GO	5.000%	2/1/33	1,285	1,318
	Dedham MA GO	2.650%	6/15/30	250	232
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,000	1,043
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,100	1,147
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	2,015	2,102
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	14,355	12,747
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,600	1,725
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,300	1,401
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	2,920	3,148
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/30	4,000	4,373
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	12,000	11,783
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,685	1,745
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/29	1,175	1,260
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	265
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	234
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	525
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,501
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	65
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,145
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	555
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	280	282
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	212
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	242
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,025	1,034
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	177
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	219
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	500	490
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,494
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	185	189
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	142
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	175	180
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	1,923
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,700	1,720
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	185	192
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,840
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	1,725	1,697
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	350	333
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	4,560	4,608
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,420	1,448
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	203
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	2,145	2,165
46

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	365	344
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,860	1,891
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	2,480	2,497
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	980
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	2,680	2,692
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,350	1,357
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	800	808
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	550	554
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	410	413
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,060	1,055
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,736
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	7,780	8,194
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/32	27,320	29,984
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,194
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	782
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,573
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,402
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,325
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	681
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	370	371
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	499
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	287
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	654
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/25	1,585	1,600
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,055	2,092
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,268
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	5,840
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,174
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	509
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	499
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	614
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,330
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/26	1,965	2,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,485	1,530
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	935	949
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	685	707
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	545
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,555
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/27	2,060	2,147
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,500	2,534
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	606
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,051
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	785	799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	866
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,075	1,131
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/28	2,165	2,287
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,500	1,512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,700	2,766
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	975	992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	765	807
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	6,200	6,471
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,860	1,864
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/29	900	899
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/15/29	2,275	2,428
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	2,385	2,559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,375	3,431
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	5,390	5,401
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,013
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,038
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,625	4,697
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,305	1,336
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,710	3,769
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,585	4,593
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,100	1,105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,815	5,894
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	4,450	4,827
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,120	4,126
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,880	1,839
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,810	3,852
47

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,620	1,625
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,501
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	1.000%	8/15/31	4,160	4,413
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/25	370	371
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/26	320	327
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/27	335	348
[2,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.220%	7/1/49	6,575	6,575
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/26	600	606
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/34	1,000	1,003
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/25	1,545	1,540
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/26	1,865	1,854
[9]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,516
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	275
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	283
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	3,085	3,034
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,550	5,537
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	157
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	9,230	9,303
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	163
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/29	3,505	3,470
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/29	26,735	26,907
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/29	7,155	7,115
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/30	3,100	3,043
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	630	629
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	230	230
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	695	682
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	1,695	1,697
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,675	2,668
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/32	9,860	9,861
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	23,370	23,382
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,875	1,876
	Quincy MA GO	4.000%	6/1/32	2,565	2,551
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/26	6,781	6,809
					449,718
Michigan (2.3%)
[15]	Allen Park Public School District GO	5.000%	11/1/26	335	338
[3,15]	Detroit City School District GO	5.250%	5/1/29	3,860	4,154
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/27	500	518
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/28	500	525
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/29	500	530
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/30	2,000	2,140
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/31	2,690	2,904
[3,4,15]	Detroit MI City School District GO TOB VRDO	4.020%	5/1/25	5,000	5,000
	Detroit MI GO	5.000%	4/1/30	475	502
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/26	500	513
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/27	625	650
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/28	500	528
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/29	1,250	1,334
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/30	1,635	1,761
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/31	1,500	1,628
[4]	Detroit Regional Convention Facility Authority Revenue TOB VRDO	3.670%	5/1/25	30,000	30,000
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,575	1,578
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	560
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	930
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	759
[1]	Grandville Public Schools GO	5.000%	5/1/25	595	595
[1]	Grandville Public Schools GO	5.000%	5/1/26	620	632
[1]	Grandville Public Schools GO	5.000%	5/1/27	655	672
[1]	Grandville Public Schools GO	5.000%	5/1/28	740	768
[1]	Grandville Public Schools GO	5.000%	5/1/29	790	828
[1]	Grandville Public Schools GO	5.000%	5/1/30	825	872
[1]	Grandville Public Schools GO	5.000%	5/1/31	860	917
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,669
[4]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	3.720%	5/1/25	8,475	8,475
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	5,000	5,061
48

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,033
[4]	Great Lakes Water Authority Water Revenue TOB VRDO	2.600%	5/1/25	12,680	12,680
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,508
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	1,745	1,814
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	11,100	11,272
[5,15]	Howell Public Schools GO	5.000%	5/1/30	500	539
[5,15]	Howell Public Schools GO	5.000%	5/1/31	650	708
[5,15]	Howell Public Schools GO	5.000%	5/1/32	700	768
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,225
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,208
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,203
	Kalamazoo County MI GO	3.000%	5/1/25	875	875
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,837
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,879
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,045	2,071
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,490	1,477
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,276
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	2,345	2,283
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,000	1,029
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/28	1,500	1,593
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/29	1,380	1,486
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/30	1,325	1,443
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/31	1,000	1,099
	Kent County MI GO	4.000%	1/1/33	5,905	5,911
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,965	1,976
[15]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,405
[15]	Lake Orion Community School District GO	4.000%	5/1/28	500	512
[15]	Lake Orion Community School District GO	4.000%	5/1/29	675	695
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/27	100	104
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/28	60	63
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/29	100	107
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/30	85	92
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/31	200	219
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/32	190	211
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/33	225	250
[3]	Livonia Public Schools GO	5.000%	5/1/29	525	560
[3]	Livonia Public Schools GO	5.000%	5/1/30	1,050	1,133
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	105	104
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	225
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	481
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,365
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,290
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	608
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,336
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,880
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,250	1,285
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/26	2,125	2,129
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,029
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,277
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/28	2,000	2,080
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,790	1,843
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,452
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	4,885
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/29	2,175	2,282
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,028
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/30	2,810	2,966
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,020
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	25,440	25,463
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	9,535	9,697
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/27	45,000	44,910
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	8,170	7,579
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	10,480	9,695
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	2,200	2,306
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,220	1,231
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	2,965	3,186
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/30	3,115	3,389
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,250	1,251
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	4,670	4,673
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	3,015	3,017
49

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.520%	12/1/39	5,670	5,670
[15]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	5/1/25	1,315	1,315
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	305	307
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/25	1,030	1,038
[4]	Michigan Finance Authority Revenue PUT	3.875%	2/1/28	12,000	12,002
	Michigan Finance Authority Revenue PUT	3.750%	12/1/38	15,000	15,201
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	1,500	1,503
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,003
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	4,300	4,289
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,201
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,200	3,279
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,450	3,594
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,002
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,500	2,504
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	4,165	4,246
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/27	3,500	3,662
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	2,700	2,871
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	5,000	5,395
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	3,750	3,767
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,554
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,108
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,515
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,825	1,883
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	995	995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,393
[5]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/32	7,360	7,847
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	4,975	4,977
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/28	350	356
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	8,720	8,649
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/28	665	654
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/30	34,450	33,641
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	12/1/31	1,500	1,609
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	280	280
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	1,755	1,748
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	590	590
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/49	9,325	9,355
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	6,115	6,139
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	6,160	6,100
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	11,715	11,476
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	11,085	11,398
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/53	14,740	15,422
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	14,440	15,296
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	18,030	19,153
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	4,970	5,323
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	12,340	13,451
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/55	22,550	24,692
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	1,175	1,184
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/27	15,000	15,355
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/28	18,000	18,759
[9]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,008
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.500%	4/1/26	1,600	1,615
[9]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,409
[9]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	8,500	8,642
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,884
	Michigan State University College & University Revenue	3.500%	8/15/30	5,845	5,717
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/32	1,805	1,818
[15]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,048
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,428
[15]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,076
	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,273
	Oakland University College & University Revenue	5.000%	3/1/27	905	934
	Oakland University College & University Revenue	5.000%	3/1/28	800	838
	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,062
	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,073
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,725
50

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,312
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,241
[15]	Romulus Community Schools GO	4.000%	5/1/25	740	740
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	726
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,015
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,027
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,037
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,523
[15]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	500
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	242
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	540
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	156
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	494
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	158
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	422
					707,281
Minnesota (1.0%)
	Burnsville MN GO	2.750%	12/20/30	225	209
	Burnsville MN GO	2.950%	12/20/32	1,175	1,067
	Chaska MN GO	3.000%	2/1/30	220	208
	Chisago City MN GO	2.500%	2/1/30	375	347
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	325
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	407
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	352
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	388
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	524
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	265
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	405
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	602
	Faribault MN GO	2.750%	12/15/30	320	298
	Lake Elmo MN GO	3.000%	2/1/26	1,195	1,189
	Lake Elmo MN GO	3.000%	2/1/27	1,230	1,216
	Lake Elmo MN GO	3.000%	2/1/28	1,270	1,253
	Lake Elmo MN GO	3.000%	2/1/29	1,295	1,270
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,363
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,230	1,252
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,380	1,388
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,000	1,006
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,225	2,234
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,395	1,431
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	525	527
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,000	1,018
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	31,630	33,053
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	39,620	41,969
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,344
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,910	1,958
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	579
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,030
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,367
	Minnesota GO	5.000%	8/1/29	22,710	24,548
	Minnesota GO	4.000%	8/1/31	2,000	2,001
	Minnesota GO	5.000%	8/1/34	13,000	13,045
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	251
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	307
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	765	789
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,875	1,923
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,835	1,922
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/27	2,100	2,104
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	815	814
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	1,745	1,745
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	3,820	3,838
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,580	2,554
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,423	1,408
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	3,935	3,882
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/53	1,990	2,104
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	3,245	3,403
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,120	1,194
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	3,305	3,560
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	1,590	1,756
51

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,920	3,248
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,487
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	55,415	55,377
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.921%	12/1/52	18,000	17,894
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	2,155	2,155
	Mora Independent School District No. 332 GO	2.500%	2/1/30	340	313
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/28	13,500	13,441
	Mountain Iron-Buhl Independent School District No. 712 GO	4.000%	2/1/32	1,680	1,685
	North Mankato MN GO	2.650%	12/1/29	385	361
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,800	1,900
	Prior Lake MN GO	3.000%	12/15/30	685	653
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,386
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,760
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	2,185	2,216
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	3,000	3,038
	St. Louis Park MN GO	2.500%	2/1/30	725	669
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	800	804
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,895	1,932
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,050	5,058
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,000	4,005
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,001
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,800	1,845
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	4,825	4,827
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,950	2,951
	University of Minnesota College & University Revenue	5.000%	4/1/34	1,855	1,873
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,809
					311,680
Mississippi (0.4%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,228
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,007
	Harrison County School District GO	4.000%	6/1/25	2,175	2,175
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	13,835	13,542
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,547
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/28	1,000	989
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/28	1,605	1,680
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/25	1,015	1,018
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/26	2,025	2,069
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	500	523
[3]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/30	1,810	1,812
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/31	2,895	3,131
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/29	4,455	4,724
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/30	3,410	3,655
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/31	2,410	2,606
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/25	255	256
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/26	225	230
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/27	400	408
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/28	315	325
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/28	1,450	1,518
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/29	3,000	3,181
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/30	3,000	3,215
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/31	5,000	5,407
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,091
[4]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	330
[4]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	427
[4]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	906
[4]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	958
[4]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	1,009
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,345	1,353
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,255	1,262
52

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,065	5,091
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	4,900	4,923
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/32	1,000	1,035
Mississippi GO, Prere.	5.000%	11/1/26	2,840	2,923
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	682
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	798
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.300%	12/1/29	515	509
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	6/1/30	1,065	1,042
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.450%	12/1/30	1,010	985
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	6/1/31	500	490
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.550%	12/1/31	575	562
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	6/1/32	1,145	1,136
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.650%	12/1/32	730	722
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,060	1,037
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/52	4,090	4,210
Mississippi Home Corp. Local or Guaranteed Housing Revenue (Brookville Gardens Project) PUT	5.000%	5/1/25	5,700	5,700
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	603
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	840	856
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/26	1,515	1,527
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Refunding Project)	5.000%	1/1/30	345	362
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	11,785	11,790
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	11,860	12,149
Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/29	3,560	3,819
Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/30	2,540	2,757
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/28	250	265
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/29	165	177
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/30	300	326
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/31	250	275
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/33	2,095	2,100
				135,433
Missouri (1.6%)
Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	507
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/25	1,440	1,433
Brentwood MO COP	4.000%	10/1/25	210	210
Brentwood MO COP	4.000%	10/1/26	215	218
Brentwood MO COP	4.000%	10/1/27	270	273
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,737
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,434
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	3,789
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,000	1,023
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,057
Center MO School District No. 58 GO	4.000%	3/1/31	1,025	1,032
Fort Osage School District No. R-1 COP	2.750%	4/1/27	19,255	18,822
Franklin County MO COP	4.000%	11/1/25	455	456
Franklin County MO COP	4.000%	4/1/26	1,035	1,041
Franklin County MO COP	4.000%	11/1/26	475	480
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,482
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	5,500	5,523
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	4,000	4,017
Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,065	1,096
Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,170	1,222
Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,200	1,270
Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,585	1,690
Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,000	1,072
Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,840	3,058
Kansas City MO GO	5.000%	2/1/28	350	366
Kansas City MO GO	5.000%	2/1/29	475	503
Kansas City MO GO	5.000%	2/1/30	200	215
Kansas City MO GO	5.000%	2/1/31	300	325
Kansas City MO School District COP	5.000%	4/1/28	1,565	1,638
Kansas City MO School District COP	5.000%	4/1/29	1,645	1,746
Kansas City MO School District COP	5.000%	4/1/30	1,680	1,803
Kansas City MO School District COP	5.000%	4/1/31	3,625	3,939
Kansas City MO School District COP	5.000%	4/1/32	3,805	4,168
Kansas City MO School District COP	5.000%	4/1/33	1,995	2,194
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	1,150	1,223
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	562	605
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/31	2,725	2,965
53

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	4,570	5,017
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/33	3,735	4,121
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/27	1,125	1,164
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/28	1,200	1,258
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/29	1,000	1,062
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/30	1,350	1,452
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/25	500	503
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/26	650	666
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/27	1,780	1,852
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/29	2,235	2,387
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	6,945	7,119
	Ladue School District GO	3.000%	3/1/28	4,000	3,971
	Ladue School District GO	3.000%	3/1/29	2,950	2,913
	Lindbergh School District GO	0.000%	3/1/28	2,000	1,819
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,680
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,532
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,696
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	4,080	4,434
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	11,260	12,413
[4]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.770%	5/1/25	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,233
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,200	1,222
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	569
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	255
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,690	1,744
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	530
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	10,645	11,172
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,555	2,671
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,258
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	673
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,100	1,156
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,037
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,655	1,709
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,200	1,207
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,325	1,370
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,005
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,495	2,501
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,000	1,041
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	3,767
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,990	3,123
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	2,000	2,001
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	2,502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/27	760	773
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	550	561
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	595	613
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	1,185	1,188
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	53,155	53,243
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	37,699	39,313
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	16,170	16,869
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	5/1/25	43,725	43,725
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/49	2,390	2,416
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,240	1,229
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	2,275	2,237
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	4,265	4,209
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,365	3,459
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	2,810	2,952
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	4.000%	12/1/32	1,500	1,506
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/30	1,100	1,184
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/31	1,360	1,481
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/32	1,230	1,353
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/33	1,045	1,159
54

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/27	1,080	1,114
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/28	1,325	1,383
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/29	2,750	2,906
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/30	2,000	2,140
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/31	2,550	2,755
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/32	1,640	1,788
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,870
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/28	1,590	1,665
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,357
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,435	3,439
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/30	6,740	7,332
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/31	5,140	5,146
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/31	9,000	9,893
	North Kansas City School District No. 74 GO	3.000%	3/1/30	1,610	1,529
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,200
[4]	Poplar Bluff MO Tax Increment/Allocation Revenue	5.125%	11/1/35	2,880	2,787
	Raymore MO Tax Increment/Allocation Revenue (Raymore Galleria Project)	5.375%	5/1/28	1,295	1,288
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,050
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	782
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,601
	Springfield MO Public Utility Multiple Utility Revenue	3.500%	8/1/28	1,000	996
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	8,820	8,783
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	4,230	4,231
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/35	10,000	9,819
	Springfield MO Special Obligation Revenue	4.000%	5/1/27	705	705
	St. Charles County School District No. R-IV Wentzville COP	4.000%	4/1/32	1,810	1,804
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,009
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	655	661
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	630	644
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/25	800	799
[9]	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	7,571	7,571
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/28	1,000	984
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,443
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,532
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,324
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,275
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,226
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,337
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,282
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,228
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,155	1,145
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,155	1,103
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,155	1,061
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,310	1,156
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,310	1,109
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,310	1,062
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/31	1,785	1,393
					484,929
Montana (0.2%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/28	14,745	14,838
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	30,150	29,597
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	376
	Missoula MT Water System Water Revenue	5.000%	7/1/31	1,740	1,814
[9]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,445
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/28	1,835	1,820
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	380
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	3,205	3,274
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	656
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,600	3,672
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,275	1,362
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,500	1,527
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,085	1,104
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,320	1,341
					64,206
Multiple States (1.0%)
[2,4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	5.190%	6/15/35	5,550	5,550
[16]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	11,763	10,862
55

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	1,480	1,394
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.070%	5/1/25	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.070%	5/1/25	127,700	127,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/25	110,740	110,740
					311,306
Nebraska (1.1%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,368
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	880	893
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	1,425	1,460
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	52
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/30	9,375	9,823
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	88,395	91,604
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	34,240	35,406
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	1,650	1,643
[17]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	120,535	120,542
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	819
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,103
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	900	905
[5]	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/29	500	533
[5]	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/30	1,255	1,351
[5]	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/31	1,900	2,064
[5]	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/32	3,000	3,264
[2]	Douglas County NE College & University Revenue (Creighton University Projects), SIFMA Municipal Swap Index Yield + 0.530%	4.150%	7/1/35	9,925	9,923
	Gretna Public Schools GO	5.000%	12/15/27	3,495	3,523
	Lancaster County School District 001 GO	4.000%	1/15/32	1,315	1,320
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/28	1,950	1,939
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,220
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,874
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,765
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/29	1,710	1,575
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	4,515	4,397
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	505	503
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,430	1,382
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,034
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,049
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,541
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,495
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,960	6,231
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,530	1,545
	Omaha NE GO	5.000%	4/15/27	1,100	1,142
	Omaha NE GO	5.000%	4/15/28	1,225	1,294
	Omaha NE GO	6.000%	4/15/29	1,375	1,528
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	2,165	2,268
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	4,000	4,253
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/30	3,500	3,768
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	3,250	3,534
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,154
					342,087
Nevada (0.3%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/30	750	763
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/32	815	827
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	793
	Clark County NV GO	5.000%	12/1/31	1,085	1,134
	Clark County NV GO	4.000%	11/1/34	1,275	1,276
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,040
	Clark County School District GO	5.000%	6/15/26	6,930	7,007
	Clark County School District GO	5.000%	6/15/29	1,430	1,482
	Clark County School District GO	5.000%	6/15/29	780	787
[3]	Clark County School District GO	4.000%	6/15/33	10,390	10,413
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,250	1,255
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	602
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	695	743
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	950	1,017
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,480	1,592
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/32	3,810	3,814
	Las Vegas NV Special Improvement District No. 812 Special Assessment Revenue	5.000%	12/1/28	1,320	1,325
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/29	195	192
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/30	95	93
56

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/25	185	185
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/27	250	238
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/29	195	176
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,430	2,465
	Las Vegas Valley Water District GO	5.000%	6/1/32	1,500	1,521
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	1,220	1,233
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,670	2,759
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,679	6,713
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	750	775
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/32	3,765	3,768
[3]	North Las Vegas NV GO	5.000%	6/1/25	2,950	2,953
[3]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,160
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/25	140	140
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/26	175	174
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/26	290	292
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/27	200	202
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/28	220	222
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/29	330	331
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/30	365	365
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/31	245	244
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/32	245	244
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	500
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	509
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	485
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/27	1,170	1,165
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/29	5,065	5,043
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/29	1,000	996
	Washoe County NV School District GO	5.000%	6/1/27	125	125
	Washoe County NV School District GO	4.000%	6/1/31	1,825	1,840
					74,978
New Hampshire (0.4%)
	New Hampshire Business Finance Authority	4.125%	1/20/34	1,305	1,293
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	974
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	800	797
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	866
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	995	987
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	673
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	568
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	785
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	895	878
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	529
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	2,725	2,754
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/35	18,370	18,130
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	986	958
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Megatel Projects)	0.000%	12/15/33	10,000	5,868
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/30	9,000	8,837
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/30	11,230	11,268
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	12,486	12,312
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	1,989	1,934
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/32	1,345	1,325
[4]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	3,620	3,573
	New Hampshire GO	5.000%	4/1/28	3,600	3,800
	New Hampshire GO	5.000%	4/1/29	3,600	3,859
	New Hampshire GO	5.000%	4/1/30	3,600	3,914
	New Hampshire GO	5.000%	4/1/31	3,600	3,966
	New Hampshire GO	5.000%	4/1/32	3,600	4,009
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,970	2,965
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	3,190	3,184
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,840	2,835
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,780	2,775
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,809
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	575	587
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	875	905
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,185	1,239
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	6,530	6,610
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,240	1,307
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,610	2,774
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,740	2,936
57

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	3.750%	7/1/27	2,595	2,628
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/27	1,575	1,637
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/27	975	1,014
[9]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,254
[9]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	905
[9]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.200%	1/1/28	1,635	1,610
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	925	980
					134,811
New Jersey (4.1%)
[3]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,130
	Belleville Township NJ BAN GO	5.000%	7/8/25	7,461	7,472
[1]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,608
[1]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,652
	Bergen County NJ GO	2.000%	6/1/25	460	459
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,852
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,103
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,658
[3]	Buena Regional School District GO	2.000%	6/1/26	1,050	1,027
[3]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,316
[3]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,308
[3]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,297
	Camden County Improvement Authority Lease (Appropriation) Revenue (Camden County College Program)	3.000%	1/15/26	500	498
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,531
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	500	512
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	250	256
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	375	390
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	150	156
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	500	527
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	175	184
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	500	533
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/29	275	293
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	550	592
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/30	290	312
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	815	885
[8]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/31	320	348
	Cherry Hill Township School District GO	3.000%	8/1/30	11,805	11,565
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,829
[3]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,766
[3]	Clifton Board of Education GO	2.000%	8/15/29	5,570	5,060
[3]	Clifton Board of Education GO	2.000%	8/15/30	5,985	5,307
	Gloucester County Improvement Authority College & University Revenue (Rowan University General Capital Improvement Projects)	5.000%	7/1/30	3,910	3,920
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	1,850
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	243
	Gloucester County Improvement Authority Miscellaneous Revenue	4.000%	4/1/33	1,115	1,107
	Gloucester Township NJ BAN GO	4.000%	7/23/25	13,709	13,712
	Gloucester Township NJ BAN GO	4.250%	7/23/25	1,078	1,079
	Hamilton Township NJ BAN GO	5.000%	5/14/25	7,500	7,503
[1]	Hawthorne NJ School District GO	3.000%	9/1/31	1,350	1,298
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,193
	Hudson County NJ GO	3.000%	11/15/26	3,960	3,930
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,473
	Hudson County NJ GO	3.000%	11/15/28	9,000	8,836
	Jersey City Municipal Utilities Authority Sewer Revenue (Sewer Project)	5.000%	5/1/25	2,045	2,045
	Jersey City NJ BAN GO	4.500%	10/22/25	8,000	8,037
	Jersey City Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.500%	12/11/25	4,750	4,771
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,192
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,124
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,051
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/29	2,440	2,488
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,583
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,500	2,504
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,739
[8]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,196
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	2,310	2,349
[11]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	15,458
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	424
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	10,520	10,831
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	524
58

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	8,495	8,737
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/29	3,220	3,057
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	3,000	2,847
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	4,655	4,540
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	5,150	5,191
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	21,860	21,900
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.870%	9/1/25	6,100	6,097
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/25	1,105	1,106
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	5,500	5,529
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	19,000	19,519
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/29	1,770	1,792
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,415	1,395
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,000	5,099
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,106
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	12,000	12,538
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,504
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	20,700
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,040
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/25	1,000	1,008
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/26	1,100	1,130
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/27	1,300	1,352
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/29	1,775	1,887
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,219
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,212
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/29	1,065	1,080
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,001
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	987
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	600	601
	New Jersey Economic Development Authority Revenue	5.250%	4/1/27	3,320	3,435
	New Jersey Economic Development Authority Revenue	5.250%	4/1/28	2,720	2,854
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/28	5,240	5,383
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/29	4,000	4,106
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,689
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,006
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,794
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	100
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	2,938
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,547
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	696
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,233
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	995	984
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	508
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	526
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	125
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	348
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	2,020	2,064
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,025
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	480
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,830	2,871
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,955	1,959
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,840	1,863
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,061
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	3,000	3,036
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	4,770	4,777
[4]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	3.650%	5/1/25	3,400	3,400
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	830	864
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	750	788
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	1,870	2,004
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/26	1,000	1,020
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/27	1,000	1,041
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/28	1,750	1,839
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/29	2,000	2,144
	New Jersey GO	2.000%	6/1/25	3,000	2,994
59

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	5.000%	6/1/25	1,670	1,672
	New Jersey GO	2.000%	6/1/26	2,000	1,960
	New Jersey GO	5.000%	6/1/27	58,640	60,972
	New Jersey GO	2.000%	6/1/28	17,990	16,948
	New Jersey GO	5.000%	6/1/28	15,000	15,850
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,598
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/30	225	234
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/31	1,160	1,204
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/32	1,065	1,103
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	251
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,625	3,633
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,384
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,750	3,759
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	435
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,383
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,628
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,804
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	465
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,566
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	880
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	492
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,685	3,776
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,270	1,290
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	505	522
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	7,690	7,956
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,535	1,557
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,449
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,550	3,603
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	552
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,010	8,357
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	10,000	10,722
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,539
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,013
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	582
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,200	2,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,500	1,521
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,615	2,683
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,057
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,030
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	13,135	13,386
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,021
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	1,830	1,839
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	1,135	1,163
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/27	3,000	3,116
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	2,150	2,261
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	1,150	1,223
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/26	1,000	1,025
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/30	4,440	4,766
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	4,991
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,578
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,451
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,350	1,332
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,610	1,590
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	930	922
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	5,845	5,902
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	6,210	6,291
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	20,170	19,918
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/53	9,455	10,010
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,950	5,099
60

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/26	1,585	1,587
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.820%	5/1/48	10,000	10,054
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,471
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,378
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,020
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	3,010	2,844
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	14,995	14,166
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	13,636
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	22,550	23,207
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	16,130	16,439
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,605	1,662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	33,345	30,380
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	16,235	16,506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	4,320	4,394
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	11,685	12,263
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,335	1,401
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,865	1,636
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	8,560	7,511
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	8,195	7,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	36,420	36,979
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,415	3,625
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	46,265	39,212
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,510	4,649
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	24,895	25,249
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,825	10,979
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	29,695	24,068
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,301
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	23,405	23,701
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,330	2,592
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,035	806
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	5,045	5,093
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	110	116
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,765	1,320
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,630	2,736
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	7,065	7,327
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	3,200	3,346
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	5,355	5,583
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/32	24,810	27,052
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	2,500	1,863
[11,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,530	1,448
[13,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	940	859
[11,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	650	573
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,000	3,087
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	12,740	13,078
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	17,500	18,344
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	25,000	26,617
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	21,000	22,666
[1]	Newark Board of Education GO	5.000%	7/15/25	125	125
[1]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,583
[3]	Newark NJ GO	5.000%	10/1/25	300	302
[10]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	9,000	8,918
	Orange Township NJ BAN GO	4.750%	5/29/25	4,807	4,810
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/34	280	285
[1]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,492
[1]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,366
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	534
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,117
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,000	1,056
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,000	1,068
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,066
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,079
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,000	1,089
	Tewksbury Township NJ BAN GO	4.500%	5/12/25	2,248	2,249
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	17,450	17,458
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	4,804
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,025	1,047
61

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,029
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,470	2,532
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,400	2,455
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,000	1,021
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,620	1,642
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,735
	Trenton NJ GO	4.500%	5/29/25	4,790	4,792
[3]	Trenton NJ GO	5.000%	8/1/25	1,650	1,656
[3]	Trenton NJ GO	2.000%	7/15/26	2,135	2,090
[3]	Trenton NJ GO	2.000%	7/15/27	1,080	1,033
[3]	Trenton NJ GO	2.000%	7/15/28	1,090	1,015
[3]	Union City NJ GO	2.250%	8/1/26	500	489
	Union County NJ GO	4.000%	3/1/30	4,415	4,574
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,427
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,441
[3]	Vineland NJ GO	3.000%	10/1/27	1,225	1,210
[3]	Vineland NJ GO	3.000%	10/1/28	585	573
					1,257,163
New Mexico (1.0%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	1,000	1,025
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	1,000	1,071
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/26	3,465	3,308
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/29	3,580	3,565
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,615	17,496
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	3,870	3,854
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	4,650	4,630
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	12,580	11,221
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	22,020	19,641
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	13,215	13,167
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,220
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,162
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,455
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/30	2,565	2,581
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	500
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,176
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,535
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,150	1,189
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	9,888
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,905	1,887
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	675	659
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/51	2,860	2,833
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	935	910
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,455	1,516
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	1,600	1,558
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	6.250%	9/1/53	1,590	1,718
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,825	1,935
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	77,535
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/30	94,825	99,337
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	10,755
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/28	4,220	4,187
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/28	1,148	1,127
					315,641
New York (11.7%)
[4]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	2.650%	5/1/25	60,000	60,000
	Alden Central School District GO	2.750%	6/15/29	465	434
[10]	Avon Central School District GO	2.500%	6/15/30	595	533
	Bath Central School District BAN GO	4.250%	6/27/25	12,600	12,603
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,004
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,250	3,293
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,484
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	4,600	4,683
[3]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	1,750	1,751
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	454
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	760
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,028
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,676
62

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/31	1,600	1,537
	Brutus NY BAN GO	4.375%	1/21/26	1,510	1,514
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/26	650	650
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/27	350	350
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/28	1,130	1,127
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Project)	5.000%	7/1/29	245	243
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/25	130	130
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/26	100	99
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/27	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/28	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/29	220	219
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/29	500	523
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/30	510	537
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/30	1,200	1,295
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/31	2,110	2,296
[4]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	2,405	2,123
	Canandaigua City NY School District GO	2.500%	6/15/30	445	408
	Champlain Fire District BAN GO	4.125%	12/12/25	3,070	3,070
[3]	Cheektowaga-Maryvale Union Free School District GO	2.375%	6/15/30	615	546
	Cortland NY BAN GO	4.500%	5/16/25	3,395	3,395
[3]	Cuba-Rushford Central School District GO	2.750%	6/15/29	460	428
	Cutchogue Fire District BAN GO	4.500%	5/7/25	6,250	6,250
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.650%	5/1/25	59,000	59,000
[3]	Dolgeville Central School District GO	2.500%	6/15/30	605	543
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/31	2,610	2,615
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/33	2,770	2,775
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/34	2,935	2,939
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	920	921
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	100	100
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/25	505	505
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	430	436
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	175	177
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/26	530	537
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	1,000	1,026
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	200	205
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/27	560	575
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	200	207
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/28	685	710
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/29	390	407
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/30	405	425
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	1,978
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	405	408
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,170	2,246
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	715	668
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	985	991
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,220	3,362
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,851
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/29	20,000	21,565
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/30	60,000	65,481
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	2,985	3,000
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	8,260	8,503
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,120	1,135
63

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,621
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/28	17,475	18,443
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,547
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Buffalo Project)	5.000%	5/1/28	720	727
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	600	603
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	414
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	695
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	527
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	636
	Greenport NY BAN GO	4.500%	8/1/25	1,000	1,001
[1]	Greenville Central School District GO	2.250%	6/15/29	530	477
[3]	Greenwich Central School District GO	2.250%	6/15/29	435	392
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	631
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	313
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	275
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	889
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,576
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	305
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	324
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	342
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	955	976
	Hempstead Union Free School District GO	4.500%	6/30/25	20,000	20,025
[1]	Hendrick Hudson Central School District GO	2.125%	4/15/30	225	198
	Hyde Park Central NY School District GO	2.500%	6/15/29	420	387
	Ithaca NY BAN GO	4.500%	7/18/25	2,623	2,626
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	23,855	23,569
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,835
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	2,250	2,356
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	9,100	9,695
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	2,250	2,397
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	2,000	2,160
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	20,000	21,604
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	61,965	61,294
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	28,445	27,608
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	12,090	11,700
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	21,900	20,783
[3]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	12/1/26	2,375	2,255
[2]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	9/1/38	48,810	48,759
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/32	4,835	4,941
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/33	3,690	3,835
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	9,782
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,660
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,541
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,630	5,775
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	359
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	467
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	18,541
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	256
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,788
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	725	730
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	6,540	6,804
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,132
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,150	2,164
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	875	910
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	979
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,040	1,046
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,724
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,775
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,108
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,885	2,952
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,660	2,732
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,515	3,646
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,421
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,042
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	265	282
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,265	3,336
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,500	2,587
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,250	1,256
64

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,000	3,226
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	535	575
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	8,665	8,954
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,300	4,317
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,000	4,084
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,500	2,536
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,292
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,965	5,395
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	8,300	8,315
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,980	1,981
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	15,400	16,893
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,155	7,360
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	4,205	4,215
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	14,445	15,133
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.740%	5/1/25	5,000	5,000
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	2.500%	5/1/25	10,950	10,950
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.721%	11/1/32	3,080	3,078
	Middle Country Central School District At Centereach GO	3.000%	8/15/30	3,250	3,145
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,067
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,067
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/25	500	503
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	1,605	1,641
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/27	1,825	1,887
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/28	445	465
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	4.000%	12/1/25	360	359
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,003
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,000
[3]	Nassau County NY GO	5.000%	7/1/25	1,860	1,865
[3]	Nassau County NY GO	5.000%	7/1/26	1,000	1,026
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	10,595	11,434
	New Paltz NY BAN GO	4.500%	7/18/25	1,200	1,201
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/26	665	652
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/29	1,410	1,226
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.550%	11/1/30	1,250	1,088
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/30	1,065	946
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/30	1,090	984
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.600%	5/1/31	1,390	1,154
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.950%	11/1/31	1,020	872
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	6,130	5,574
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	1,840	1,857
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	22,705	22,551
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,880	1,878
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,865	20,409
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	365	361
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	6,560	6,529
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	14,350	14,299
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	19,495	19,509
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	3,500	3,518
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	25,375	25,410
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	29,105	29,202
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,120	5,177
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	12,050	12,058
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/29	4,150	4,070
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/29	6,485	6,347
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/29	10,260	10,319
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	6,865	6,355
[4,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	14,895	14,895
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/27	2,250	2,312
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/29	3,950	4,179
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	5.000%	1/1/30	3,250	3,478
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	1,180	1,262
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	3,987
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,849
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	7,510	8,096
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	19,065	20,153
65

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	2,180	2,383
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	10,000	11,080
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	2,000	2,238
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	2,460	2,471
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.500%	5/1/25	11,500	11,500
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,310	1,351
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	835
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	20,000	20,979
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,500	6,818
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,500	1,597
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,646
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,378
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	14,480	15,622
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	17,000	18,341
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	8,025	8,658
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	11,000	11,991
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,048
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,000	1,024
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,500	2,540
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	6,000	6,055
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	1,943
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,465	1,496
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	15,290	15,545
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,094
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	4,405	4,495
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	30,035
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,915	3,022
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/34	21,720	21,722
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	6,715	6,723
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.450%	5/1/25	9,810	9,810
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.500%	5/1/25	20,000	20,000
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/26	6,000	6,119
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	1,415	1,495
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	27,700	29,488
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,695	1,816
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	6,930	7,425
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	4,375	4,688
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	5,000	5,394
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	7,035	7,590
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	7,775	8,388
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	4,595	4,957
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	5,310	5,751
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	4,500	4,874
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,450	2,654
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	10,825	11,800
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	21,000	22,891
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	7,000	7,630
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	2,530	2,758
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	5,000	5,481
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	6,815	7,470
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	20,930	23,057
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	17,330	19,091
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	8,200	9,033
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	7,500	8,262
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	3,355	3,706
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	8,000	8,869
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	3,630	4,024
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	101
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/27	1,500	1,362
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	5,135	5,174
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,259
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	1,355	1,364
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	1,590	1,161
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	4,680
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,005
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.020%	5/1/25	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	846
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	25,785	23,864
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	13,485	12,421
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	27,735	25,325
66

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/29	5,250	4,550
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	4,700	4,018
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	3,000	2,539
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	570
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,324
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	713
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,040
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,142
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	554
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	960
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,052
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/29	3,960	3,539
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,229
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.150%	4/1/29	1,265	1,173
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,061
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	4/1/30	1,225	1,118
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/40	520	520
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	1,900	1,892
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	11,635	11,967
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	9,605	9,281
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	3,205	3,157
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	14,085	13,752
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	3,835	3,784
	New York NY GO	5.000%	8/1/25	2,300	2,309
	New York NY GO	5.000%	8/1/25	3,320	3,333
	New York NY GO	5.000%	8/1/25	2,750	2,761
	New York NY GO	5.000%	8/1/25	1,125	1,130
	New York NY GO	5.000%	8/1/26	100	100
	New York NY GO	5.000%	8/1/26	5	5
	New York NY GO	5.000%	8/1/26	1,000	1,025
	New York NY GO	5.000%	8/1/27	5,000	5,022
	New York NY GO	5.000%	8/1/27	5	5
	New York NY GO	5.000%	8/1/27	1,000	1,042
	New York NY GO	5.000%	8/1/27	6,000	6,251
	New York NY GO	5.000%	8/1/27	6,525	6,798
[3]	New York NY GO	5.000%	10/1/27	16,530	17,271
	New York NY GO	5.000%	8/1/28	4,500	4,520
	New York NY GO	5.000%	8/1/28	10,455	11,070
	New York NY GO	5.000%	8/1/28	4,115	4,357
	New York NY GO	5.000%	8/1/28	1,000	1,059
	New York NY GO	5.000%	8/1/28	5,000	5,294
	New York NY GO	5.000%	8/1/28	1,050	1,112
	New York NY GO	5.000%	8/1/28	7,490	7,931
	New York NY GO	5.000%	9/1/28	6,050	6,414
	New York NY GO	5.000%	4/1/29	2,000	2,137
	New York NY GO	5.000%	4/1/29	5,000	5,343
	New York NY GO	5.000%	8/1/29	1,215	1,304
	New York NY GO	5.000%	8/1/29	12,765	13,704
	New York NY GO	5.000%	8/1/29	1,050	1,127
	New York NY GO	5.000%	8/1/29	7,545	8,100
	New York NY GO	5.000%	8/1/29	15,000	16,103
	New York NY GO	5.000%	9/1/29	5,000	5,374
	New York NY GO	5.000%	4/1/30	1,000	1,082
	New York NY GO	5.000%	4/1/30	11,970	12,946
	New York NY GO	5.000%	8/1/30	2,825	2,853
	New York NY GO	5.000%	8/1/30	450	457
	New York NY GO	5.000%	8/1/30	1,640	1,781
	New York NY GO	5.000%	8/1/30	1,500	1,629
	New York NY GO	5.000%	8/1/30	1,000	1,086
	New York NY GO	5.000%	8/1/30	5,000	5,431
	New York NY GO	5.000%	8/1/30	18,480	20,071
	New York NY GO	5.000%	8/1/30	1,575	1,711
	New York NY GO	5.000%	8/1/30	5,455	5,925
	New York NY GO	5.000%	8/1/30	7,000	7,603
	New York NY GO	5.000%	9/1/30	5,000	5,436
	New York NY GO	5.000%	11/1/30	3,065	3,340
	New York NY GO	5.000%	4/1/31	3,405	3,725
	New York NY GO	5.000%	8/1/31	28,590	31,385
	New York NY GO	5.000%	8/1/31	20,000	21,955
	New York NY GO	5.000%	9/1/31	1,550	1,703
67

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	1/1/32	3,790	3,995
	New York NY GO	5.000%	8/1/32	3,000	3,046
	New York NY GO	5.000%	8/1/32	15,375	17,016
	New York NY GO VRDO	2.550%	5/1/25	7,660	7,660
	New York NY GO VRDO	2.550%	5/1/25	49,665	49,665
[14]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,290	2,293
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	2,695	2,895
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	1,000	1,092
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,720	3,010
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	750	750
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	315
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	3,800	3,805
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	714
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	551
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	356
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,875	1,928
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,556
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	779
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	3,510	3,511
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	950	993
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	33,440	34,862
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,000	1,048
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/28	1,140	1,184
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	2,050	2,153
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	2,715	2,716
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	529
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	7,400	7,890
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/30	2,250	2,383
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,900	4,901
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	7,830	8,440
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	850	912
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/31	1,415	1,510
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	9,000	9,002
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,775	1,922
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,000	2,178
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,325	1,325
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	1,295	1,298
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,042
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,195	1,216
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	985	1,006
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,793
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,450	1,480
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/30	515	525
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	1,060	1,081
	New York State Dormitory Authority College & University Revenue VRDO	4.420%	5/1/25	13,900	13,900
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/25	325	326
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,345	6,360
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	640	644
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	820
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	703
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,325	5,414
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	585	597
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	300
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,001
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	3,235	3,340
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,235
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,870	1,918
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,850	3,951
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	5,150	5,393
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,504
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,785	3,907
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,305	3,414
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,198
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	6,050	6,417
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	403
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	6,220	6,344
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,700	2,810
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	522
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	6,255	6,709
68

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	11,820	12,023
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,120	1,176
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	595	624
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	780	780
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	3,420	3,704
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,345	4,415
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	527
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	3,830	4,174
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	300	304
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	580	612
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	750	792
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	4,125	4,125
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,000	7,052
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	18,730	17,500
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/29	5,000	5,296
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	11,055	12,003
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,900	3,052
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,350	1,421
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	6,900	7,345
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,470	3,565
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,170
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	9,900	10,701
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	11,035	11,318
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,785	1,792
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,000	5,088
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,475	5,634
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,054
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	10,000	10,592
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	4,880	4,880
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	2,295	2,334
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,304
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,019
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	3,975	4,209
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,030
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	4,000	4,119
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,400	2,516
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	3,090	3,289
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	300	324
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,602
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	1,930	1,945
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	5,000	5,038
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	3,575	3,681
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	2,700	2,830
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	2,775	2,956
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	1,500	1,502
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	9,000	9,718
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	1,405	1,449
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	5,000	5,470
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,588
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,465	1,551
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,220	1,309
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	12,500	13,349
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	19,500	21,077
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,255	8,473
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	29,165	31,904
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	5,000	5,023
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	36,465	40,261
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	790	795
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,070	1,077
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	13,967
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	23,844
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	5	5
69

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/34	6,750	6,485
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/28	1,360	1,337
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/29	5,900	5,835
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/29	1,135	1,114
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	1,745	1,745
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	10,430	10,430
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	115	113
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	3,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	282
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/30	1,395	1,279
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/32	2,245	2,187
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,105	1,083
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,130	5,039
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	1,710	1,631
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	1,945	1,945
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	44,410	41,732
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	24,515	23,860
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	10,615	10,340
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	2,335	2,313
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	190	190
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	1,000
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	40,575	39,768
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	4,060	3,975
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/28	7,595	7,542
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	11,850	11,633
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	27,000	27,106
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/29	8,995	8,908
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	6,180	6,143
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	48,305	48,196
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	21,250	21,253
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	24,385	24,203
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	11,230	11,257
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/30	6,370	6,320
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	30,495	29,566
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/32	6,320	6,207
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/32	9,905	9,801
[4]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	3.970%	5/1/25	22,500	22,500
[4]	New York State Housing Finance Agency Revenue TOB VRDO	2.750%	5/1/25	1,011	1,011
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,200	1,212
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	10,000	10,736
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/25	3,240	3,264
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/26	3,675	3,760
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/27	3,085	3,194
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/28	2,085	2,183
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/29	1,000	1,058
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	4,160	4,441
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/25	24,600	24,600
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/29	1,105	1,100
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/26	830	852
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	5.000%	12/1/27	840	874
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	510
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	577
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	646
[5]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/29	600	647
[5]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/30	650	710
[5]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/31	630	697
[5]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/32	600	668
[3]	Oriskany Central School District GO	2.375%	6/15/30	285	255
[3]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,868
[3]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,887
[3]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,049
[3]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,828
70

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,602
[3]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,813
[3]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,847
	Pleasantville NY Union Free School District GO	2.500%	4/15/29	270	250
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	4,722
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	13,785	14,194
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	511
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	220
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	6,904
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	7,890	8,264
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,149
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	2,815	2,997
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/30	2,140	2,311
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,001
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	5,968
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/31	2,700	2,948
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/32	1,000	1,105
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/33	1,025	1,143
	Sachem Central School District GO	4.000%	10/15/26	3,245	3,245
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	441
[3]	South Washington County MN Independent School District No. 833 GO	2.750%	6/15/29	210	195
[1]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,146
[1]	Suffolk County NY GO	4.000%	4/1/32	4,780	4,793
[1]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,758
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,251
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,200	1,217
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,579
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,095	1,159
	Terryville Fire District BAN GO	4.500%	11/21/25	5,650	5,658
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	401
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,024
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	449
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	453
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	457
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	468
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	441
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,000	1,624
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	28,572
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,655	5,819
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	8,700	9,078
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,265	3,435
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	30,000	31,823
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/28	1,000	1,067
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	15,215	16,401
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/29	505	547
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,995	17,457
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/30	1,500	1,648
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue BAN	5.000%	3/1/28	30,000	31,433
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	10,575	10,664
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,770	9,579
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	25,385	25,801
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	27,135	25,517
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.971%	4/1/26	6,350	6,350
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/25	4,600	4,616
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/26	150	152
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,350	1,364
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/27	2,325	2,399
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,057
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,852
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,025	4,124
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,775	3,863
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,039
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,013
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,790	6,867
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	15,000	15,332
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	15,000	15,476
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	15,000	15,609
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	15,000	15,739
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	5,000	5,031
	Valhalla Union Free School District GO	2.750%	10/15/30	260	239
71

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valley Stream NY BAN GO	4.500%	5/9/25	2,935	2,935
	Wellsville Central NY School District BAN GO	4.250%	6/27/25	3,355	3,359
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,920	1,910
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,185	1,177
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,280	2,263
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,100	1,088
[3]	Yonkers NY GO	5.000%	9/1/30	4,365	4,388
					3,607,421
North Carolina (1.0%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,487
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	11,195	11,521
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,934
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	7,495	7,491
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/27	7,695	7,640
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,680	3,681
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	10,850	11,463
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	8,995	8,149
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	5,970	6,482
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	5/1/25	19,925	19,925
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/31	1,100	1,071
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/31	1,400	1,363
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/27	495	509
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/28	520	540
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/29	540	567
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/31	595	633
	Forsyth County NC GO	3.000%	5/1/29	2,535	2,488
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/30	600	647
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/31	805	878
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/32	1,210	1,331
[9]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,381	9,454
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,160	8,277
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,865
	Mecklenburg County NC GO	4.000%	4/1/29	5,000	5,036
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,785
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	279
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.400%	6/2/25	20,500	20,487
	North Carolina Central University College & University Revenue	5.000%	10/1/26	2,120	2,144
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,000	3,003
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/29	1,835	1,617
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	7/1/31	1,015	899
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,560	1,559
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/47	3,405	3,417
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	3,935	3,936
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	6,840	6,809
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	7,160	7,569
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,110	6,464
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	9,945	10,527
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/26	18,145	18,076
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	2,760	2,879
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	491
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	730	729
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,436
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	243
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	125
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	221
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	713
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/26	1,575	1,533
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	858
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,583
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	562
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	775
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	887
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	597
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,004
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/28	175	174
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,795	2,783
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,335	1,343
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	3,500	3,369
72

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/28	365	361
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/29	135	133
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/34	390	388
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	6,175	6,242
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,645	1,660
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	657
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	3,210	3,283
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,080	1,102
	Pender County NC Appropriations Revenue	5.000%	4/1/29	1,115	1,193
	Pender County NC Appropriations Revenue	5.000%	4/1/30	1,400	1,518
	Pender County NC Appropriations Revenue	5.000%	4/1/31	1,020	1,119
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,931
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,082
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,344
	Union County NC Enterprise System Water Revenue	1.375%	6/1/30	4,235	3,632
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.571%	12/1/34	2,275	2,275
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.571%	12/1/41	32,900	32,900
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.571%	12/1/41	7,075	7,075
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,670	6,830
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	558
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	598
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	434
					316,623
North Dakota (0.2%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	6,685	6,647
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	105
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	137
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	205
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,260	1,290
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	200	207
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,625	2,708
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	262
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	675	712
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,500	1,560
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	700	743
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	735	766
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	695
	Horace ND GO	5.000%	5/1/27	475	486
	Horace ND GO	5.000%	5/1/29	670	694
	Horace ND GO	5.000%	5/1/30	530	552
	Horace ND GO	5.000%	5/1/33	610	641
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	1/1/30	1,315	1,218
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	7,285	7,282
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	3,385	3,478
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	3.500%	7/1/46	820	817
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortgage Finance Program)	4.000%	7/1/47	465	464
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	3,530	3,719
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) VRDO	3.620%	5/1/25	24,500	24,500
	North Dakota Public Finance Authority Appropriations Revenue (Capital Financing Program)	5.000%	6/1/32	780	781
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,765	1,757
	West Fargo ND GO	4.000%	5/1/27	425	429
	Williston Basin School District No. 7 GO	5.000%	8/1/28	1,230	1,297
	Williston Basin School District No. 7 GO	5.000%	8/1/29	1,290	1,376
	Williston Basin School District No. 7 GO	5.000%	8/1/30	1,355	1,462
					66,990
Ohio (2.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	201
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	252
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	510
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	575	587
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	385
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	985	1,017
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	678
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	741
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	230	241
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	750
73

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	628
	Akron OH Income Tax Revenue	4.000%	12/1/26	935	947
	Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,437
	Akron OH Income Tax Revenue	5.000%	12/1/30	505	516
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,000	1,001
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,009
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,895	25,965
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,015
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,589
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,180
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,435	32,186
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	19,945	20,479
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	100
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,890	7,225
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	4,750	5,054
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,715	1,766
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,500	2,557
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,625	5,802
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,090	6,355
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,075
[11]	Butler County OH GO	5.250%	12/1/26	1,050	1,068
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,002
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,015	4,057
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,340	1,380
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,069
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,665
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,625	1,640
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	964
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	4,100	4,134
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,040	4,067
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	957
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	202
	Cleveland OH GO	2.000%	12/1/25	300	296
	Cleveland OH GO	2.000%	12/1/27	460	440
	Cleveland OH GO	3.000%	12/1/27	1,480	1,470
	Cleveland OH GO	2.000%	12/1/28	615	577
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	519
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	1,980	2,035
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28	1,385	1,438
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/29	2,910	3,049
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/25	150	150
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/27	125	129
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/28	155	162
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/29	175	186
[1]	Cloverleaf Local School District COP	4.000%	12/1/26	270	273
[1]	Cloverleaf Local School District COP	4.000%	12/1/27	250	253
[1]	Cloverleaf Local School District COP	4.000%	12/1/28	220	224
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	233
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	301
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	251
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/34	2,315	2,275
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/30	650	701
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	600	654
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/32	575	631
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	3,500	3,569
[4]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/28	7,380	7,381
[9]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	5,645	5,645
[9]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,097
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,451
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/26	250	257
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	419
74

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	969
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,014
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,065
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	265	261
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	875	854
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,255	4,316
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	3,140	3,144
[5]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.125%	8/1/25	1,750	1,750
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	9,000	9,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	504
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	18,744
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	617
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	632
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,135	1,199
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,460	2,603
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,690	1,691
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,000	3,011
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	3,000	3,008
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	2,250	2,322
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/28	1,750	1,869
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/30	1,000	1,100
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/31	1,250	1,387
	Hamilton OH BAN GO	4.000%	12/17/25	2,160	2,166
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/25	1,150	1,154
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/26	1,755	1,774
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/27	1,845	1,874
	Lake County OH GO	4.000%	9/24/25	2,335	2,338
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,095
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	8,550	8,940
	Lebanon City School District GO	3.000%	12/1/25	170	169
	Lorain County OH BAN GO	4.375%	5/1/25	1,500	1,500
	Lorain County OH BAN GO	4.250%	12/5/25	1,505	1,505
[1]	Lorain OH GO	4.000%	12/1/26	350	354
[1]	Lorain OH GO	4.000%	12/1/27	350	356
[1]	Lorain OH GO	4.000%	12/1/28	280	285
	Mahoning County OH Sewer System Revenue Sewer Revenue	3.000%	12/1/26	125	124
	Mahoning County OH Sewer System Revenue Sewer Revenue	3.000%	12/1/27	100	99
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	70
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	102
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	508
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	785	806
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	308
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	632
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	360
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,560	1,626
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	401
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	4,150	4,177
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	765
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,940	5,048
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,115	1,153
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,155
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,671
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	629
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	663
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	725	745
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/33	5,100	5,119
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	166
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	207
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	230
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/31	5,000	5,560
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/30	320	315
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	5.000%	12/1/35	750	755
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,960	12,014
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/29	20,745	19,835
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/29	9,045	8,716
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/27	10,500	10,545
	Ohio GO	5.000%	5/1/29	1,000	1,076
	Ohio GO	5.000%	5/1/30	1,000	1,092
75

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio GO	5.000%	11/1/30	20,000	21,991
Ohio GO	5.000%	5/1/31	1,115	1,115
Ohio GO	5.000%	5/1/31	1,530	1,694
Ohio GO	5.000%	11/1/31	28,935	32,216
Ohio GO	5.000%	5/1/32	12,440	13,899
Ohio GO	5.000%	11/1/32	8,500	9,537
Ohio GO	5.000%	5/1/35	1,000	1,000
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,500	1,513
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	147
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	513
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	302
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/28	1,190	1,203
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,050
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/32	4,000	4,027
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,025	1,066
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	500	519
Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/32	5,235	5,676
Ohio Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/25	8,790	8,790
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,021
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,537
Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/27	650	658
Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/28	680	690
Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/29	715	727
Ohio Higher Educational Facility Commission College & University Revenue (Capital University 2022 Project)	5.000%	9/1/31	795	807
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/27	700	714
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	375	385
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/29	450	463
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/30	1,000	1,034
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/31	645	667
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	356
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	735	750
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	410
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	261
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	102
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	406
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,304
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	3.000%	11/1/28	655	609
Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	1,645	1,603
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/29	1,440	1,449
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	2,000	1,980
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/26	950	963
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/27	500	517
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/28	525	550
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/29	1,105	1,173
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/27	150	155
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/28	300	314
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/29	200	212
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/30	625	672
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/31	250	271
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/32	650	712
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/33	1,100	1,214
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/25	235	235
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/26	515	523
76

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/27	145	149
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/28	180	187
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/29	170	179
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/30	275	291
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/31	280	299
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	6,000	5,784
[2]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.850%	12/1/42	2,670	2,635
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	765
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	180
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	931
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	185
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	1,003
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	191
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	1,003
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	401
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	1,003
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	515	535
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	9/1/48	3,770	3,797
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,390	1,357
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	5,625	5,786
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	3,590	3,766
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	2,020	2,179
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	7,370	8,037
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/56	1,645	1,803
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	2,370	2,319
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	5,520	5,970
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Ronez Manor Apartments Project) PUT	3.800%	5/1/25	5,650	5,650
[9]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/27	1,600	1,603
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	6,824	6,939
[9]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/27	1,930	1,929
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,098
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/25	2,300	2,324
	Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.400%	6/2/25	2,500	2,498
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	3,908
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	9,425	9,733
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	4,360	4,544
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	4,565	4,801
	Reading Community City School District GO	3.000%	11/1/30	590	569
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	635
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,155	1,177
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	545	564
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	2,864
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,490	2,511
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	745	750
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,860	1,873
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,895	4,925
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	936
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	988
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	741
[3]	Toledo OH GO	5.000%	12/1/25	1,435	1,449
[3]	Toledo OH GO	5.000%	12/1/30	1,200	1,300
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,250	2,244
	University of Akron College & University Revenue	5.000%	1/1/26	480	480
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,039
	University of Akron College & University Revenue	5.000%	1/1/29	6,120	6,122
	University of Akron College & University Revenue	5.000%	1/1/30	6,050	6,052
	University of Akron College & University Revenue	5.000%	1/1/31	2,130	2,131
	University of Akron College & University Revenue	5.000%	1/1/32	1,315	1,321
[4]	University of Toledo College & University Revenue TOB VRDO	2.600%	5/1/25	4,390	4,390
[2,4]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.896%	6/1/36	930	909
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	810
[1]	Wright State University College & University Revenue	5.000%	5/1/27	545	563
[3]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,649
[3]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,277
					651,494
77

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oklahoma (0.3%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/30	1,045	1,122
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Piedmont Public Schools Project)	5.000%	8/15/31	2,260	2,444
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/29	1,310	1,332
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/30	1,070	1,087
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	4.000%	9/1/30	2,000	1,981
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,680	2,570
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	5,130	4,879
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,120	2,001
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/32	1,145	1,149
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/29	1,000	1,070
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/28	22,260	22,825
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	950
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,805	1,807
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,009
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,250	1,252
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	900	901
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,475	3,470
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,426
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,645	2,702
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	4,400	4,530
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	275	281
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/28	750	740
[5]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/32	2,000	2,158
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/33	1,000	1,001
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	201
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	1,010	1,022
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	278
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,091
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,050
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,503
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	600	604
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	403
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	1,210	1,231
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	4,720	4,798
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	3,876
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/31	1,500	1,504
	University of Oklahoma College & University Revenue	5.000%	7/1/25	290	291
	University of Oklahoma College & University Revenue	3.400%	7/1/28	3,970	3,925
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	509
	University of Oklahoma College & University Revenue	3.750%	7/1/30	4,195	4,171
					102,144
Oregon (0.8%)
	Benton & Polk School District No. 17J GO	0.000%	6/15/29	2,500	2,141
	Clackamas Community College District GO	5.000%	6/15/29	625	670
	Clackamas Community College District GO	5.000%	6/15/31	1,000	1,101
	Clackamas Community College District GO	5.000%	6/15/32	1,000	1,112
	Clackamas Community College District GO	5.000%	6/15/33	1,240	1,388
	Clackamas Community College District GO	5.000%	6/15/34	1,115	1,256
	Clackamas County School District No. 115 GO	0.000%	6/15/27	3,575	3,330
	Deschutes & Jefferson OR Counties School District No. 2J Redmond GO	0.000%	6/15/28	1,250	1,118
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	201
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	306
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	308
	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	337
	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,276
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	301
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	1,945	1,984
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	1,040	1,079
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	1,475	1,564
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/1/25	4,000	4,000
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,131
	Multnomah County OR GO	5.000%	6/15/27	25,000	26,075
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/32	5,815	5,538
	Multnomah County School District No. 40 GO	0.000%	6/15/27	500	464
	Multnomah County School District No. 40 GO	0.000%	6/15/28	500	447
	Multnomah County School District No. 40 GO	0.000%	6/15/29	500	430
78

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Multnomah County School District No. 40 GO	0.000%	6/15/30	500	413
	Multnomah-Clackamas OR Counties Riverdale School District No. 51JT	0.000%	6/15/30	1,210	1,005
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/27	1,000	1,038
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/28	3,270	3,464
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/29	2,710	2,914
[5]	Oregon (Article XI-F1 Project) GO	5.000%	8/1/30	2,060	2,244
[5]	Oregon (Article XI-F1 Project) GO	5.000%	8/1/32	800	891
[5]	Oregon (Article XI-G Project) GO	5.000%	8/1/31	1,240	1,368
[5]	Oregon (Article XI-G Project) GO	5.000%	8/1/32	1,065	1,186
	Oregon City School District No. 62 GO	0.000%	6/15/27	250	234
	Oregon City School District No. 62 GO	0.000%	6/15/28	200	181
	Oregon City School District No. 62 GO	0.000%	6/15/29	230	201
	Oregon City School District No. 62 GO	0.000%	6/15/30	500	420
	Oregon City School District No. 62 GO	0.000%	6/15/31	585	474
	Oregon City School District No. 62 GO	0.000%	6/15/32	625	486
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/27	1,200	1,248
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/28	2,375	2,511
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/29	1,000	1,074
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/30	1,320	1,437
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/31	3,000	3,309
	Oregon GO	2.000%	8/1/25	2,545	2,530
	Oregon GO	5.000%	6/1/28	5,000	5,305
	Oregon GO	5.000%	5/1/29	2,000	2,000
	Oregon GO	4.000%	8/1/33	1,650	1,660
	Oregon GO	5.000%	12/1/52	1,255	1,291
	Oregon GO	5.500%	12/1/53	3,790	4,010
[5]	Oregon GO (Article XI-F(1) Projects)	5.000%	8/1/31	1,425	1,572
[5]	Oregon GO (Article XI-G Projects)	5.000%	8/1/30	2,135	2,326
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	10,215	10,749
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	1,675	1,687
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,190	4,148
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,515	3,503
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/29	2,835	2,837
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	4.500%	7/1/49	5,480	5,496
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	12,270	12,307
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,780	13,622
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/25	425	426
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	300	304
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	285	292
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,510
[5]	Oregon State Lottery Revenue	5.000%	4/1/29	4,900	5,255
[5]	Oregon State Lottery Revenue	5.000%	4/1/30	2,310	2,510
[5]	Oregon State Lottery Revenue	5.000%	4/1/31	3,400	3,744
[5]	Oregon State Lottery Revenue	5.000%	4/1/32	2,180	2,419
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,140
	Pendleton OR GO	3.000%	6/15/30	250	239
	Port of Morrow OR GO	4.000%	6/1/25	165	165
	Port of Morrow OR GO	4.000%	12/1/25	150	150
	Port of Morrow OR GO	4.000%	6/1/26	170	171
	Port of Morrow OR GO	4.000%	12/1/26	170	171
	Port of Morrow OR GO	4.000%	6/1/27	535	541
	Port of Morrow OR GO	4.000%	12/1/27	240	243
	Port of Morrow OR GO	4.000%	6/1/28	1,105	1,120
	Port of Morrow OR GO	4.000%	12/1/28	1,045	1,061
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	650	659
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,179
	Portland Community College District GO	5.000%	6/15/28	1,770	1,800
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/30	2,975	3,009
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/30	1,770	1,926
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/30	1,750	1,913
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/31	10,600	11,684
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/31	3,360	3,717
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/32	2,235	2,495
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/33	11,435	11,526
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	115
79

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	191
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,027
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,648
	Seaside School District No. 10 GO	5.000%	6/15/31	1,000	1,029
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/25	100	100
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/26	100	101
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/27	150	153
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/28	225	231
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/29	250	259
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/30	320	332
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,198
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,075
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	630	620
	Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/32	1,000	1,003
					240,149
Pennsylvania (4.5%)
[4]	Abington School District GO TOB VRDO	2.060%	5/1/25	10,380	10,380
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,410
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,509
	Adams County General Authority College & University Revenue	5.000%	8/15/27	1,225	1,265
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,708
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.600%	6/1/29	610	594
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.900%	6/1/30	975	946
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	230	229
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	529
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	1,907
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	1,555	1,550
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/29	1,100	1,112
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	1,690	1,681
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	892
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	925	913
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,120	2,124
[2]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.342%	2/1/33	4,065	4,034
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,000	4,212
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,675	1,730
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,064
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	5,065	5,216
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	8,115	8,477
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,920	1,973
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.100%	11/15/25	5,195	5,177
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.200%	11/15/26	2,000	1,984
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	11/15/47	94,355	93,443
	Allegheny County IDA Industrial Revenue	5.125%	5/1/30	1,205	1,241
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/27	625	655
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/28	530	564
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/29	1,195	1,290
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/30	350	383
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/31	535	591
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	160
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	661
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	637
[1]	Allentown City School District GO	3.000%	2/1/28	100	98
[1]	Allentown City School District GO	5.000%	2/1/29	2,245	2,338
[1]	Allentown City School District GO	5.000%	2/1/33	1,785	1,852
[1]	Allentown City School District GO	5.000%	6/1/35	1,875	1,900
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	870
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	963
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/27	1,950	1,994
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,345	2,418
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	4,935	5,009
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	625	634
80

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	5,555	5,593
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	3,690	3,710
[1]	Armstrong School District GO	3.000%	3/15/26	875	871
	Bensalem Township School District GO	4.000%	6/1/25	430	430
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,512
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.271%	1/1/32	4,010	3,991
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	501
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	529
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,127
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	473
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,047
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/30	630	664
[1]	Bristol Township School District GO	5.000%	6/1/25	640	641
[1]	Bristol Township School District GO	5.000%	6/1/27	545	564
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	390	391
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	450	450
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	470	473
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	585	589
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/28	785	790
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/29	825	829
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	2,025	2,021
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	249
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	561
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	565
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/30	250	254
[4]	Bucks County Water & Sewer Authority Special Assessment Revenue TOB VRDO	3.630%	5/1/25	5,600	5,600
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,300	1,299
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,910	1,910
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,125	2,125
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,065	1,064
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	985	979
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,003
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/25	1,040	1,048
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/30	585	588
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/25	180	177
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,003
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,022
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	2,500	2,531
[4]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/34	705	731
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/27	985	988
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/28	880	918
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/29	925	974
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/30	2,560	2,713
[1]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/31	2,685	2,869
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	390
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,617
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	501
	Commonwealth of Pennsylvania GO	5.000%	9/1/27	10,000	10,433
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	128
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	5,966
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	22,250	23,901
	Commonwealth of Pennsylvania GO	5.000%	10/1/29	25,000	26,885
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	1,705	1,715
	Commonwealth of Pennsylvania GO	5.000%	8/15/31	1,125	1,129
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,500	2,633
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/26	1,790	1,695
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/34	3,930	3,145
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	259
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/31	1,145	1,149
	Dauphin County PA GO, ETM	5.000%	11/15/25	3,350	3,381
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	265
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/29	5,000	5,095
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/29	1,270	1,336
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	3.411%	3/1/57	13,470	13,388
81

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.020%	3/1/57	15,495	15,408
[11]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,795	6,189
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	580	580
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	1,913
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	361
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	651
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,481
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	644
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	797
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	600	601
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	500	501
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	852
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	356
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	907
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	380
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	2,000	1,979
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	1,450	1,428
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	725	724
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	75	73
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/33	1,730	1,624
	Erie County Conventional Center Authority Miscellaneous Revenue	5.000%	1/15/32	1,910	1,912
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - Aicup Financing Program)	5.000%	5/1/28	355	363
[3]	Erie School District GO	5.000%	4/1/26	575	584
[1,11]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,108
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	499
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	1,070	1,069
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	650
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/28	630	630
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/30	910	909
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,350	13,613
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	4,120	4,347
[3]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,131
[4]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/27	3,135	3,141
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,195
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	529
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	402
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	503
[4]	Lackawanna County PA TRAN GO	3.750%	12/31/25	10,000	9,976
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,066
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/25	300	302
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/25	225	226
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	820	838
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	320	327
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/27	685	709
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/27	445	461
[1]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/28	615	645
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/28	450	472
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/29	500	530
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/30	500	535
	Lancaster IDA College & University Revenue (P3 FMC Holdings LLC Project)	5.000%	7/1/26	340	347
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	10,000	10,671
[3]	Lancaster PA GO	4.000%	11/1/26	2,410	2,439
[3]	Lancaster PA GO	4.000%	11/1/27	2,605	2,637
[3]	Lancaster PA GO	5.000%	11/1/27	1,290	1,310
[1]	Lancaster School District GO	5.000%	6/1/30	250	270
[1]	Lancaster School District GO	5.000%	6/1/31	250	273
[1]	Lancaster School District GO	5.000%	6/1/32	375	412
	Lansdale Borough PA GO	2.000%	10/1/25	650	643
	Lansdale Borough PA GO	2.000%	10/1/26	300	292
82

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	181
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	152
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	152
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	178
	Latrobe IDA College & University Revenue	5.000%	3/1/30	125	128
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/29	1,130	1,121
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	264
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	285
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	1,135	1,133
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	442
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,600	1,600
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	4,759
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,730	3,801
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	4,325	4,464
[3]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,034
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/26	1,265	1,271
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	521
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	539
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	360	360
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	805	833
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,666
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	565	593
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,721
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	440	468
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,653
	Montgomery County Higher Education & Health Authority College & University Revenue	5.000%	4/1/27	815	827
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,199
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	320
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,030	2,030
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	786
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,000	2,089
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	802
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,125	3,256
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,925	2,005
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,540	1,596
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,285	1,337
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,310
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,485
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,579
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	3,390	3,576
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	1,000	1,050
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/34	5,125	4,899
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/25	1,000	1,002
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	325	320
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	10	10
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	10	10
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	8,360	8,344
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	19,590	19,574
[8]	Moon Area School District GO	5.000%	11/15/28	1,490	1,576
[8]	Moon Area School District GO	5.000%	11/15/29	1,305	1,399
	New Hope-Solebury School District GO	2.500%	2/15/30	570	528
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,231
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,034
[3]	Newport PA School District GO	2.450%	8/15/29	285	265
[3]	North Pocono School District GO	4.000%	9/15/28	1,580	1,617
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/29	750	810
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/30	2,900	3,173
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/31	2,125	2,351
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,805	1,831
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,625	2,845
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,080	1,179
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/28	480	481
	Northern York County School District GO	4.000%	11/15/26	1,880	1,903
83

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern York County School District GO	4.000%	11/15/28	820	838
	Penn Delco School District GO	4.000%	6/1/27	200	203
	Penn Delco School District GO	4.000%	6/1/28	445	454
	Penn Delco School District GO	4.000%	6/1/29	350	358
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,125	1,126
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,002
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	350	350
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	275	275
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	516
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,125	1,143
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	1,270	1,284
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	300	310
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	370	383
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	453
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	1,635	1,717
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	526
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	526
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	514
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/30	2,045	2,169
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/31	7,300	7,812
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	16,955	18,114
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,325	2,498
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/30	14,395	15,074
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/32	31,255	33,362
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.100%	11/15/25	1,755	1,752
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.200%	11/15/26	1,825	1,816
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	11/15/47	27,935	27,784
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	5/15/53	40,000	39,939
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/26	1,500	1,515
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/27	1,285	1,319
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/28	700	729
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/29	580	612
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/30	500	533
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/26	13,655	12,968
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	175
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	966
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	559
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,019
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	619
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	718
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,001
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	635	636
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	240	242
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	935	936
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	5,150	5,181
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/33	2,805	2,809
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,355	3,373
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	3,590	3,607
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/26	1,490	1,495
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	6/15/25	265	265
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	5/1/25	97,300	97,300
[6]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	5/1/25	27,620	27,620
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	201
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	252
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	111
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,139
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,032
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	394
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	523
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,437
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	261
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,061
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	273
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	343
84

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	4/1/31	1,665	1,445
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	4/1/32	1,160	971
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	150	149
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/46	555	554
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,520	5,518
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	1,370	1,364
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/49	2,480	2,440
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	2,495	2,444
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,205	1,186
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,085	3,939
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	12,260	12,341
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	5,695	5,856
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	13,495	14,177
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	4,331	4,568
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	5,920	6,379
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	4,360	4,670
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	1,865	2,005
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	1,380	1,500
[4,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	7,286	7,286
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	3,959
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,455	3,459
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,239
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,563
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	757
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,002
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	375	392
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	555
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	16,095	16,372
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,000	1,076
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,250	1,345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,065
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,250	3,541
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,125	1,226
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,031
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,325	1,450
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	4,170	4,586
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,200	1,237
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,158
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.470%	7/15/41	27,000	26,940
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/28	500	528
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	500	535
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	600	649
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,595	1,600
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,263
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,328
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,250	1,291
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,180	1,241
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,000	1,065
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,600	1,704
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,155
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	1,150	1,239
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	1,240	1,350
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	854
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,015
[4]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/29	750	741
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/33	2,385	2,334
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/29	650	626
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	4.000%	6/15/29	600	575
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/25	170	170
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/26	810	815
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/27	335	339
	Philadelphia IDA College & University Revenue	5.000%	11/1/25	1,845	1,859
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	2,385	2,446
	Philadelphia IDA College & University Revenue	5.000%	11/1/27	2,500	2,589
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	1,665	1,673
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	399
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	310	317
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	320	329
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	350
85

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	518
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	4,862
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,177
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,021
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,164
	Philadelphia PA GO	5.000%	8/1/28	250	251
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/30	7,500	8,072
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/31	3,400	3,705
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	5,025	5,054
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,092
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	685	725
[10]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	1,130	969
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	2.570%	5/1/25	9,300	9,300
[2,3,4]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.852%	9/1/40	20,450	20,087
[1]	Plum Boro PA School District GO	3.300%	9/15/29	100	99
	School District of Philadelphia GO	5.000%	9/1/25	1,040	1,045
	School District of Philadelphia GO	5.000%	9/1/25	2,115	2,125
	School District of Philadelphia GO	5.000%	9/1/25	2,325	2,336
	School District of Philadelphia GO	5.000%	9/1/26	2,690	2,755
	School District of Philadelphia GO	5.000%	9/1/26	1,500	1,536
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,685
[3,12]	School District of Philadelphia GO	5.000%	6/1/27	1,465	1,518
	School District of Philadelphia GO	5.000%	9/1/27	4,105	4,255
	School District of Philadelphia GO	5.000%	9/1/27	2,500	2,591
	School District of Philadelphia GO	5.000%	9/1/27	1,335	1,384
	School District of Philadelphia GO	5.000%	9/1/28	2,253	2,307
	School District of Philadelphia GO	5.000%	9/1/28	275	289
	School District of Philadelphia GO	5.000%	9/1/28	1,305	1,370
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,050
	School District of Philadelphia GO	5.000%	9/1/29	11,550	11,816
	School District of Philadelphia GO	5.000%	9/1/29	1,570	1,664
	School District of Philadelphia GO	5.000%	9/1/30	2,665	2,847
	School District of Philadelphia GO	5.000%	9/1/33	6,180	6,490
[3]	Scranton PA GO	5.000%	11/15/28	770	805
[3]	Scranton PA GO	5.000%	11/15/29	625	659
[3]	Scranton PA GO	5.000%	11/15/30	920	978
[3]	Scranton PA GO	5.000%	11/15/31	1,675	1,778
	Scranton PA School District GO	5.000%	12/1/26	1,050	1,074
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,727
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/25	315	317
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,007
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/28	785	795
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	45
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	165
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	163
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	308
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	223
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	262
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,060	1,066
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	26,185	27,889
[1]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,535
	Springfield Delaware County School District GO	3.000%	3/1/30	450	436
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/25	450	451
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/26	735	750
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/27	1,200	1,236
[1]	State Public School Building Authority College & University Revenue (Community College of Allegheny County Project)	5.000%	7/15/28	2,035	2,122
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/26	1,000	1,013
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/27	715	735
[1]	State Public School Building Authority College & University Revenue (Northhampton County Area Community College Project)	5.000%	3/1/28	750	781
[1]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,006
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,503
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,250	1,273
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	385	392
86

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	17,870	18,139
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	9,510	9,618
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,105	1,116
[8]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/29	3,500	3,735
[8]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/30	2,500	2,699
[8]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/31	4,620	5,049
[8]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/32	5,750	6,344
	Twin Valley School District GO	3.000%	4/1/27	1,000	996
	Twin Valley School District GO	3.000%	4/1/29	500	491
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,445
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,079
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,013
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	22,120	23,536
	Upper St. Clair Township PA GO	2.550%	5/15/30	500	463
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	410	396
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,286
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	131
	Westmoreland County PA GO	5.000%	8/15/28	1,655	1,739
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	661
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	684
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	465
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	995	994
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	2,295	2,342
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	975	1,001
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	8,000	7,757
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	800	801
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	606
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	641
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/28	4,020	4,021
					1,377,605
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	51,802	51,887
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	98,132	100,056
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	77,103	80,144
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	26,004	27,568
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	8,895	8,909
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	4,495	4,502
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,225	1,227
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	4,575	4,582
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	5,620	5,733
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,710	2,777
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	4,570	4,683
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	48,275	49,351
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	300	307
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	360
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/26	12,355	12,697
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	3,200	3,334
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,415	1,432
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	420
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,050	1,079
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,831
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	41,138	37,608
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	27,265	22,959
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,716	1,446
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	18,184	14,002
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	5,660	3,974
					442,868
Rhode Island (0.3%)
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	502
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/31	4,910	5,155
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/29	850	903
[8]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/30	1,000	1,073
	Providence RI GO	5.000%	1/15/26	250	252
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	427
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	453
87

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,949
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,380	1,394
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	985	994
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,880	2,904
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,670	2,689
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	1,000	1,006
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,250	1,256
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/28	1,585	1,667
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/28	400	421
[3]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/29	1,400	1,492
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/29	1,215	1,293
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/29	300	320
[3]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/30	680	733
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/30	1,535	1,651
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/30	400	431
[3]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/31	450	491
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/31	1,890	2,056
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/31	500	544
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	321
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	287
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	560
[9]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.350%	10/1/27	3,395	3,352
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	3,920	3,921
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	4,835	4,744
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	3,610	3,597
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	5,215	5,095
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	1,615	1,599
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,540	3,439
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/28	1,590	1,574
[9]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	1,060	1,060
[9]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/27	8,945	8,937
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,029
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,100	1,101
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/27	435	435
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,501
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,501
					89,109
South Carolina (1.2%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27	500	524
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	660	702
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/29	1,000	1,079
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/30	1,250	1,366
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/31	1,150	1,271
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,054	6,133
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	6,000	6,338
	Fort Mill School District No. 4 GO	4.000%	3/1/32	5,850	5,867
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	7,380	7,608
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	6,255	6,564
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	3,125	3,330
[9]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Gordon Street Mill Project) PUT	5.000%	10/1/25	12,680	12,745
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,909
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,060
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,314
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	820	861
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	830	881
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	840	901
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,064
	Lancaster County SC School District GO	4.000%	3/1/29	9,560	9,624
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	725
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,195	1,205
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	30,675	32,553
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	16,325	17,078
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	1,810	1,812
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,001
88

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,004
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,567
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	3,200	3,236
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	5,713
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	3,875
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/30	4,190	4,271
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	1,525	1,554
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	313
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/27	250	257
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/28	360	377
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/29	270	287
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/30	300	322
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	3,145	3,149
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	10/1/32	1,000	1,006
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,850
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,232
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	484
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	854
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	705	693
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	417
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	350	359
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,115	5,118
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	605	625
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	320	330
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	300	310
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	21,380	23,249
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	1,000	1,030
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,000	5,200
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	510	525
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	291
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	28,940	29,088
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	1.000%	11/1/30	11,460	12,091
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	1.000%	11/1/32	5,360	5,708
[4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,070
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/35	525	500
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	155	156
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	150	151
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	175	180
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,044
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	939
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	939
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,058
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	635
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,500	11,234
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	975	1,043
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	3,345	3,579
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	700	749
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	15,163
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	1,550	1,678
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	4,000	4,331
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	850	920
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,000	1,090
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	261
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	10,924
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,238
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	670	683
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	475	478
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	176
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,000	2,003
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	1,890	1,895
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/27	1,425	1,489
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/28	2,850	3,019
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/29	500	536
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/30	730	792
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/31	1,500	1,634
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/32	1,535	1,678
[9]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,010	1,009
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	2,040	2,050
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	7,845	7,817
89

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	2,755	2,690
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,295	3,249
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	6,045	6,237
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,240	4,538
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/27	1,750	1,727
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,139
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT (Settlement Manor Apartments Project)	5.000%	11/1/27	940	974
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,052
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,545
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	290
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	206
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,450	2,563
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,884
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,338
					380,473
South Dakota (0.1%)
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,055
	South Dakota Conservancy District Water Revenue	5.000%	8/1/32	2,840	2,921
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	502
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	482
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	172
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	736
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	774
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,001
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	7,625	7,500
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	1.950%	11/1/31	1,440	1,227
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	1,400	1,398
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/51	810	802
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	9,835	9,644
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	1,680	1,642
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	1,680	1,639
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	5,850	5,993
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	2,700	2,854
					41,342
Tennessee (2.1%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,003
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,120	1,171
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,300	1,304
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/28	2,250	2,252
	Chattanooga TN Electric Power & Light Revenue	4.000%	9/1/33	7,115	7,117
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/27	4,025	3,977
	Dyer County TN GO	3.000%	6/1/27	1,400	1,384
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,015	1,060
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,062
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,305	2,309
[9]	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/25	5,435	5,450
[4]	Knox County & Knoxville City Sports Authority Intergovernmental Agreement Revenue TOB VRDO	2.600%	5/1/25	16,500	16,500
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,673
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,858
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,500	1,526
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,015
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/27	1,500	1,493
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,064
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,064
[9]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,480
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/26	300	301
[9]	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,679
	Memphis TN GO	5.000%	4/1/28	3,565	3,760
	Memphis TN GO	5.000%	10/1/28	3,435	3,652
	Memphis TN GO	5.000%	4/1/29	3,565	3,819
	Memphis TN GO	5.000%	4/1/30	3,565	3,872
	Memphis TN GO	5.000%	10/1/30	3,435	3,756
	Memphis TN GO	5.000%	4/1/31	3,565	3,924
	Memphis TN GO	5.000%	10/1/31	3,510	3,884
90

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,084
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/27	600	619
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/28	600	627
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	900	917
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/30	1,000	1,064
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/35	1,115	1,138
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	175
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	470	470
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	194
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	545	541
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	13,860	14,662
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	20	20
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,105	1,118
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	9,520	9,964
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,750	1,751
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/28	6,000	6,023
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,260	5,255
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Stone Bridge Lofts Project) PUT	3.500%	12/1/25	7,055	7,037
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,780	20,807
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,943	15,229
[9]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	1,630	1,689
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	820	864
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	1,055	1,110
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,740	1,880
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	700	756
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,002
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,022
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/28	12,915	13,223
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/29	13,430	13,804
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/29	5,865	6,028
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/30	12,195	12,573
[14]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,316
[14]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,335
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	850	868
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	660	673
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	875	890
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	26,090	27,122
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/25	600	600
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/25	560	564
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/26	550	551
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/26	1,140	1,144
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/27	2,810	2,816
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/27	2,240	2,245
	Tennergy Corp. TN Natural Gas Revenue	4.000%	3/1/28	2,925	2,929
	Tennergy Corp. TN Natural Gas Revenue	4.000%	9/1/28	2,375	2,375
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	55,905	55,788
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	75,375	78,402
91

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	9,300	9,747
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	176
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	4,935	5,008
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	204
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	17,180	17,392
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,026
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,261
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	99,990	102,559
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	22,995	23,003
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	7,040	7,338
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/28	1,045	990
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	25	25
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,130	1,130
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	115	115
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/49	7,335	7,389
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,570	1,555
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	5,250	5,108
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,340	4,320
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	5,600	5,867
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.650%	7/1/32	1,075	959
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	4.250%	1/1/50	3,390	3,402
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	3,990	3,912
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program) PUT	3.500%	10/1/25	1,840	1,839
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program) PUT	3.500%	10/1/25	3,765	3,764
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	4,240	4,337
					642,099
Texas (8.7%)
	Abilene Convention Center Hotel Development Corp. Economic Development Revenue	2.500%	10/1/31	2,870	2,497
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,088
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/28	3,570	3,562
[19]	Aldine Independent School District GO	4.000%	2/15/32	3,000	3,012
	Allen TX GO	5.000%	8/15/29	800	859
	Allen TX GO	5.000%	8/15/30	700	761
	Allen TX GO	5.000%	8/15/31	700	768
[19]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	1,725	1,718
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	196
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	402
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	410	410
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	205
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	6/15/34	770	748
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	2,750	2,737
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,249
	Arlington TX GO	5.000%	8/15/25	2,925	2,939
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,121
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,277
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,284
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	880
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,585
[4]	Aubrey TX Special Assessment Revenue	4.375%	12/31/30	400	389
[4]	Aubrey TX Special Assessment Revenue	4.625%	12/31/35	250	240
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	1,200	1,242
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,019
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/27	9,000	9,003
[19]	Austin Independent School District GO	5.000%	8/1/30	1,610	1,646
[19]	Austin Independent School District GO	4.000%	8/1/32	1,100	1,104
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,500	3,727
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	3,000	3,237
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	6,235	6,727
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	4,000	4,371
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	2,800	3,059
[19]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	3,009
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	500	520
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	1,550	1,654
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	500	534
	Bexar County Hospital District GO	5.000%	2/15/28	325	340
92

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,060
	Bexar County Hospital District GO	5.000%	2/15/30	1,850	1,983
	Bexar County Hospital District GO	5.000%	2/15/31	1,500	1,623
	Bexar County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.050%	3/1/26	1,190	1,192
[19]	Boerne Independent School District GO PUT	4.000%	2/1/28	2,415	2,451
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/26	8,450	8,464
[19]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,473
[19]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,422
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/31	1,270	1,272
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/31	1,230	1,230
[19]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,160	5,143
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/27	3,125	3,113
[19]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/32	1,010	1,031
[19]	Castleberry Independent School District GO	4.000%	2/15/33	1,335	1,341
[19]	Celina Independent School District GO	5.000%	2/15/29	500	535
[19]	Celina Independent School District GO	5.000%	2/15/30	500	542
[19]	Celina Independent School District GO	5.000%	2/15/31	500	548
[4]	Celina TX Special Assessment Revenue	2.875%	9/1/27	119	113
[4]	Celina TX Special Assessment Revenue	4.500%	9/1/31	250	244
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	975
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	126
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	1,225	1,117
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	339
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	728
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,564
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,381
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,530	1,543
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,585	1,598
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/27	30,555	30,850
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,270	2,276
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	9,018
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	8,140	7,210
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	8,500	7,237
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/30	415	339
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	30,395	31,508
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/27	900	935
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/29	1,000	1,069
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/30	1,325	1,432
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/31	1,445	1,578
[19]	Clear Creek Independent School District GO	5.000%	2/15/31	2,385	2,617
[19]	Clear Creek Independent School District GO	5.000%	2/15/32	1,740	1,930
[19]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,475	6,474
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	945	960
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	517
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	312
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	491
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	325
	College Station TX GO	3.300%	2/15/33	1,340	1,272
	Collin County Community College District College & University Revenue	5.000%	8/15/31	6,780	7,478
	Collin County Community College District College & University Revenue	5.000%	8/15/32	7,120	7,921
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/30	300	301
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	501
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/28	325	343
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	134
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	175	189
[4]	Crandall TX Special Assessment Revenue	4.250%	9/15/30	105	103
[4]	Crandall TX Special Assessment Revenue	4.500%	9/15/35	211	202
[19]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/30	765	752
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,195	1,246
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,705	2,728
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,325	1,386
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	2,490	2,646
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,980	2,104
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,684
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	9,440	10,176
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	7,815	8,527
93

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	3,400	3,710
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	2,450	2,696
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/28	6,410	6,374
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	4,775	4,765
[9]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,165	2,176
[9]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	840	856
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	4,789	4,909
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	470	486
[19]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,161
[19]	Dallas Independent School District GO	5.000%	2/15/31	3,700	4,055
[19]	Dallas Independent School District GO	5.000%	2/15/32	3,500	3,872
[19]	Dallas Independent School District GO	5.000%	2/15/32	3,500	3,872
[19]	Dallas Independent School District GO PUT	5.000%	2/15/29	3,330	3,523
[19]	Dallas Independent School District GO PUT	5.000%	2/15/30	5,140	5,503
[19]	Dallas Independent School District GO PUT	5.000%	2/15/31	13,275	14,369
	Dallas TX GO	5.000%	2/15/28	2,835	2,980
	Dallas TX GO	5.000%	2/15/30	15,000	16,208
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	2,375	2,376
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,300	1,294
[4]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	7,025	7,028
[4]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	27,230	27,260
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,753
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/34	11,670	11,676
[4]	Decatur TX Special Assessment Revenue	4.500%	9/15/30	190	186
	Denton County TX GO	4.000%	7/15/33	2,575	2,582
[4]	Denton County TX Special Assessment Revenue	4.250%	12/31/30	235	228
[4]	Denton County TX Special Assessment Revenue	4.750%	12/31/30	230	225
[4]	Denton County TX Special Assessment Revenue	4.500%	12/31/35	430	413
[4]	Denton County TX Special Assessment Revenue	5.000%	12/31/35	450	429
[19]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,171
[4,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	10,435	10,435
[19]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,009
[19]	Dripping Springs TX Independent School District GO	5.000%	2/15/29	1,250	1,335
[19]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/27	2,375	2,406
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/28	335	353
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/29	600	640
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/30	450	485
[8]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/31	225	245
	Ector County Hospital District GO	5.000%	9/15/25	500	501
	Ector County Hospital District GO	5.000%	9/15/26	700	706
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,086
[19]	Ector County Independent School District GO PUT	4.000%	8/15/27	19,040	19,303
	EI Paso County TX GO	5.000%	2/15/29	1,465	1,482
[8]	El Paso County Hospital District GO	5.000%	8/15/27	1,225	1,272
[8]	El Paso County Hospital District GO	5.000%	8/15/28	775	815
[8]	El Paso County Hospital District GO	5.000%	8/15/29	705	750
[8]	El Paso County Hospital District GO	5.000%	8/15/30	765	822
[8]	El Paso County Hospital District GO	5.000%	8/15/31	2,700	2,925
	El Paso County Hospital District GO	5.000%	8/15/31	3,715	3,776
[19]	El Paso Independent School District GO	4.000%	8/15/33	2,250	2,252
	El Paso TX GO	4.000%	8/15/29	1,440	1,445
	El Paso TX GO	4.000%	8/15/32	4,975	4,983
[19]	Elgin Independent School District GO	5.000%	8/1/30	500	545
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/34	5,610	5,504
	Fair Oaks Ranch TX GO	2.500%	2/1/29	530	491
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	254
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	321
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	627
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	64
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	165
	Fort Bend County TX GO	5.000%	3/1/29	1,525	1,629
	Fort Bend County TX GO	5.000%	3/1/30	2,435	2,634
	Fort Bend County TX GO	5.000%	3/1/30	1,195	1,293
	Fort Bend County TX GO	5.000%	3/1/31	2,565	2,806
	Fort Bend County TX GO	5.000%	3/1/31	1,435	1,570
[19]	Fort Bend Independent School District GO	4.000%	2/15/32	4,430	4,489
[19]	Fort Bend Independent School District GO	4.000%	2/15/33	1,000	1,011
[19]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,985	3,954
[19]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	19,075	18,285
[19]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,533
94

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Fort Worth Independent School District GO	4.000%	2/15/33	2,000	2,003
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,271
	Fort Worth TX GO	4.000%	3/1/31	5,140	5,216
	Fort Worth TX Hotel Occupancy Tax Revenue	5.000%	3/1/31	1,070	1,071
[19]	Frisco Independent School District GO	2.500%	8/15/27	2,655	2,561
[19]	Frisco Independent School District GO	4.000%	8/15/32	1,965	1,968
[19]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,567
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/26	400	408
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/28	250	262
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/30	300	321
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/31	530	573
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/32	650	708
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	770
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	3,928
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	795
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,558
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	335	346
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,178
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	245	257
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	330	351
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	450	484
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	370	403
[19]	Georgetown Independent School District GO	5.000%	2/15/26	500	508
[19]	Georgetown Independent School District GO	5.000%	2/15/28	500	527
[19]	Georgetown Independent School District GO	5.000%	2/15/29	500	535
[19]	Georgetown Independent School District GO	5.000%	2/15/30	350	379
[19]	Georgetown Independent School District GO	5.000%	2/15/31	525	577
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/25	650	653
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/27	850	885
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	1,050	1,109
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/29	1,750	1,872
[19]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	4,055
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	26,035	27,034
[19]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,509
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/27	845	873
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/28	1,170	1,223
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/29	3,455	3,657
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/30	1,715	1,834
[1]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/31	2,750	2,973
[1]	Greenville TX GO	4.000%	2/15/29	1,525	1,564
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/29	1,715	1,764
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/30	2,040	2,107
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/31	2,140	2,218
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/32	1,050	1,091
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/33	1,155	1,194
[19]	Hallsville TX Independent School District GO	4.000%	2/15/33	1,000	1,012
[19]	Hardin-Jefferson Independent School District GO	2.500%	8/15/30	410	379
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	2,090	2,177
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,815	2,792
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,210	5,263
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,015
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,985	3,116
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,100	1,165
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	6,000	6,314
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,000	5,339
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,590	1,595
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,430	8,083
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,750	2,992
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,195	2,114
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	6,500	6,490
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	1,975	2,022
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	4,585	4,695
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	20,000	21,086
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	16,315	17,330
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	2,175	2,376
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	2,145	2,145
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.470%	7/1/49	4,720	4,721
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,194
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,562
95

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	2,555	2,572
	Harris County Hospital District GO	5.000%	2/15/30	1,070	1,084
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	1,275	1,259
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/30	1,565	1,654
	Harris County TX GO	5.000%	10/1/26	1,570	1,583
	Harris County TX GO	5.000%	9/15/27	1,300	1,360
	Harris County TX Highway Revenue	5.000%	8/15/28	3,000	3,062
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/27	4,925	4,507
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/28	5,760	5,086
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/29	5,260	4,476
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/30	6,320	5,181
[4]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	40	40
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	206
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	246
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	520
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	489
[5]	Housing Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/28	2,060	2,067
[9]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,160	7,237
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/28	1,850	1,852
[19]	Houston Independent School District GO	4.000%	2/15/30	2,655	2,656
[19]	Houston Independent School District GO	5.000%	2/15/31	6,750	7,421
[19]	Houston Independent School District GO	4.000%	2/15/32	15,000	15,006
	Houston Independent School District GO	5.000%	7/15/32	1,500	1,661
[19]	Houston Independent School District GO	4.000%	2/15/33	4,470	4,472
[19]	Houston Independent School District GO PUT	3.500%	6/1/25	17,000	16,991
[19]	Houston Independent School District GO PUT	4.000%	6/1/25	5,905	5,904
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,764
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,010	3,125
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,519
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	7,120	7,333
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	7,990	8,369
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	5,000	5,390
	Houston TX GO	5.000%	3/1/26	4,400	4,469
	Houston TX GO	5.000%	3/1/27	125	129
	Houston TX GO	5.000%	3/1/27	400	414
	Houston TX GO	5.000%	3/1/28	150	158
	Houston TX GO	5.000%	3/1/28	400	421
	Houston TX GO	5.000%	3/1/29	425	453
	Houston TX GO	5.000%	3/1/30	1,250	1,350
	Houston TX GO	5.000%	3/1/30	550	594
	Houston TX GO	5.000%	3/1/30	725	783
	Houston TX GO	5.000%	3/1/31	2,200	2,404
	Houston TX GO	5.000%	3/1/31	850	929
	Houston TX GO	5.000%	3/1/31	675	738
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	110
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	289
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	376
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,000	1,042
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	1,550	1,551
[19]	Humble Independent School District GO, Prere.	4.000%	6/23/25	4,000	4,003
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/28	1,775	1,812
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/31	1,015	1,048
[19]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,337
[19]	Hutto Independent School District GO	5.000%	8/1/28	315	334
[19]	Hutto Independent School District GO	5.000%	8/1/29	425	457
[19]	Hutto Independent School District GO	5.000%	8/1/30	225	245
[19]	Hutto Independent School District GO	5.000%	8/1/31	400	440
[19]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	3,032
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	502
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	460	466
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	420	425
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	475	481
[19]	Irving Independent School District GO	5.000%	2/15/29	1,550	1,659
[19]	Irving Independent School District GO	5.000%	2/15/30	1,160	1,256
[19]	Irving Independent School District GO	5.000%	2/15/32	3,585	3,664
[19]	Joshua Independent School District GO	5.000%	8/15/27	350	365
[19]	Joshua Independent School District GO	5.000%	8/15/28	435	461
[19]	Joshua Independent School District GO	5.000%	8/15/29	425	457
[19]	Joshua Independent School District GO	5.000%	8/15/30	840	916
[19]	Joshua Independent School District GO	5.000%	8/15/31	500	551
96

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	Judson Independent School District GO	4.000%	2/1/33	1,050	1,051
[4]	Justin TX Special Assessment Revenue	2.500%	9/1/26	63	61
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	6,500	6,729
[19]	Katy Independent School District GO PUT	4.000%	8/15/26	5,000	5,042
	Kaufman County TX GO	5.000%	2/15/26	165	167
	Kaufman County TX GO	5.000%	2/15/27	200	206
	Kaufman County TX GO	5.000%	2/15/27	175	180
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/30	2,550	2,556
[19]	Klein Independent School District GO	4.000%	8/1/31	2,110	2,111
	Klein Independent School District GO	4.000%	8/1/31	2,170	2,171
[4]	Kyle TX Special Assessment Revenue	4.375%	9/1/28	400	397
[19]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,679
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	225	225
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	240	244
[4]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/27	286	282
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	450	474
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/29	450	481
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/30	500	542
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/31	1,250	1,370
	Laredo TX GO	5.000%	2/15/27	240	243
	Laredo TX GO	5.000%	2/15/27	1,000	1,033
	Laredo TX GO	5.000%	2/15/29	1,510	1,608
	Laredo TX GO	5.000%	2/15/30	1,200	1,293
	Laredo TX GO	4.000%	2/15/31	1,815	1,817
	Laredo TX GO	5.000%	2/15/31	1,000	1,091
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/25	2,925	2,925
[4]	Lavon TX Special Assessment Revenue	3.500%	9/15/27	447	432
[4]	Lavon TX Special Assessment Revenue	4.250%	9/15/31	100	96
[4]	Lavon TX Special Assessment Revenue	4.375%	9/15/31	150	145
	Leander Independent School District GO	4.000%	8/15/33	1,000	1,000
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,488	9,550
[4]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	273	262
[4]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	109	105
[19]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	451
[19]	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,000	5,004
[19]	Llano Independent School District GO	5.000%	2/15/27	1,410	1,458
[19]	Llano Independent School District GO	5.000%	2/15/31	1,000	1,039
	Lone Star College System GO	4.000%	2/15/32	1,250	1,251
[19]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,489
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,000	1,000
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,200	1,243
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	13,825	14,291
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	4,200	4,202
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	4,020	4,094
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	2,120	2,196
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	135	135
[8]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	1,200	1,264
[8]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	1,795	1,916
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,750	1,890
[8]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	6,450	6,964
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	6,755	6,762
[8]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	3,650	3,988
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,000	1,050
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/27	800	828
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/28	1,000	1,052
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/29	1,150	1,227
[19]	Mabank Independent School District GO	5.000%	8/15/27	275	287
[19]	Mabank Independent School District GO	5.000%	8/15/28	390	413
[19]	Mabank Independent School District GO	5.000%	8/15/29	760	818
[19]	Mabank Independent School District GO	5.000%	8/15/30	800	872
[19]	Mabank Independent School District GO	5.000%	8/15/31	775	855
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/28	12,230	12,179
[19]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,115
[19]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,005
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/30	1,415	1,398
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/30	2,000	1,976
[11]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/30	3,595	3,624
[19]	McKinney Independent School District GO	5.000%	2/15/29	850	910
[19]	McKinney Independent School District GO	5.000%	2/15/30	1,165	1,264
97

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[19]	McKinney Independent School District GO	5.000%	2/15/31	750	825
	McKinney TX GO	5.000%	8/15/27	400	418
	McKinney TX GO	5.000%	8/15/29	325	350
	McKinney TX GO	5.000%	8/15/30	325	355
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/29	350	374
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/30	500	540
[19]	Melissa Independent School District GO	5.000%	2/1/29	500	534
[19]	Melissa Independent School District GO	5.000%	2/1/30	500	541
[19]	Melissa Independent School District GO	5.000%	2/1/31	500	547
[3]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/25	445	447
[3]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/26	550	560
[3]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/27	1,050	1,086
[3]	Memorial City Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/28	2,250	2,352
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/27	4,035	3,991
[19]	Mesquite Independent School District GO	5.000%	8/15/32	3,545	3,614
[19]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,005
[4]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/30	900	901
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,397
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,490
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	100	99
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	246
[19]	Midway Independent School District/McLennan County GO	4.000%	8/15/32	2,000	2,038
[19]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	2,560	2,573
[19]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	1,230	1,233
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	752
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	530	532
[19]	Montgomery Independent School District GO	5.000%	2/15/31	890	976
[19]	New Boston Independent School District GO	2.700%	8/15/30	515	482
[19]	New Caney Independent School District GO PUT	4.000%	8/15/27	3,610	3,658
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,545
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	2,935	2,931
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	8,500	8,327
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	3.500%	1/1/27	1,700	1,653
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	665	665
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/33	280	287
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/25	1,090	1,086
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	4.000%	1/1/29	380	362
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/26	145	147
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/27	175	180
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/28	215	223
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/29	285	297
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/30	400	420
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/31	315	333
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/30	1,695	1,675
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.500%	10/1/35	750	744
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/30	1,035	1,023
[7]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (NCCD-College Station Properties LLC - Texas A&M University Project)	5.000%	7/1/23	2,318	2,318
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/30	3,265	3,292
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	2,895	2,921
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,805	1,818
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,155	1,164
[19]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,025
[19]	North East TX Independent School District GO	4.000%	8/1/32	2,000	2,000
[19]	North East TX Independent School District GO PUT	3.750%	8/1/27	3,015	3,027
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/32	1,000	1,019
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/26	276	274
98

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	5,500	5,345
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,750	4,804
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	490	491
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	4,924
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,895	18,494
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	192
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,225	1,285
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,915	2,034
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,225	1,304
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,190	5,526
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,008
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	15,000	16,123
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	8,320	8,943
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	12,055	13,095
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,110	2,300
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,555	3,862
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,985	2,029
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	24,895	12,667
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	4,500	1,459
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,385	3,981
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	10,375	9,065
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	10,395	8,727
[19]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,160
[19]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,005
[5,19]	Northside Independent School District GO	5.000%	8/15/28	540	569
[19]	Northside Independent School District GO	3.000%	6/15/30	2,000	1,941
[5,19]	Northside Independent School District GO	5.000%	8/15/30	1,000	1,082
[5,19]	Northside Independent School District GO	5.000%	8/15/31	1,260	1,378
[19]	Northside Independent School District GO	4.000%	8/15/32	1,060	1,060
[5,19]	Northside Independent School District GO	5.000%	8/15/32	1,000	1,103
[19]	Northside Independent School District GO PUT	0.700%	6/1/25	43,625	43,462
[19]	Northside Independent School District GO PUT	3.000%	8/1/26	58,445	57,933
[19]	Northside Independent School District GO PUT	2.000%	6/1/27	9,980	9,627
[19]	Northside Independent School District GO PUT	3.450%	8/1/27	10,180	10,137
[19]	Northwest Independent School District GO	5.000%	2/15/29	500	535
[19]	Northwest Independent School District GO	5.000%	2/15/31	600	657
	Odessa TX GO	4.000%	3/1/28	2,000	2,005
[19]	Palestine Independent School District GO	4.000%	2/15/32	1,000	1,001
[19]	Pampa Independent School District GO	4.000%	8/15/27	1,895	1,897
	Parker County TX GO	4.000%	2/15/32	1,220	1,225
[19]	Pasadena Independent School District GO PUT	3.230%	8/15/27	7,690	7,646
	Pearland TX GO	5.000%	3/1/26	600	609
	Pearland TX GO	5.000%	3/1/30	1,355	1,435
	Pearland TX GO	5.000%	3/1/30	1,970	1,992
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,030
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,036
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	500	517
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	950	999
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/29	1,510	1,613
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/30	1,680	1,819
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/31	1,275	1,367
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	296
	Plano TX GO	3.100%	9/1/33	4,010	3,787
[19]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,233
	Port Arthur Independent School District GO	4.000%	2/15/33	1,000	993
[19]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/29	610	586
[4]	Princeton TX Special Assessment Revenue	4.250%	9/1/31	300	293
[4]	Princeton TX Special Assessment Revenue (Eastridge Public Improvement Area No.2 Project)	4.500%	9/1/30	373	369
[19]	Prosper Independent School District GO	4.000%	2/15/30	1,400	1,412
[19]	Prosper Independent School District GO PUT	3.000%	8/15/25	9,765	9,746
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	10,950	10,716
[19]	Rankin Independent School District GO	5.000%	2/15/27	1,000	1,031
[19]	Rankin Independent School District GO	5.000%	2/15/28	1,000	1,045
[19]	Rankin Independent School District GO	5.000%	2/15/29	2,995	3,172
[19]	Rankin Independent School District GO	5.000%	2/15/30	1,000	1,059
[19]	Rankin Independent School District GO	5.000%	2/15/31	1,460	1,540
[19]	Rankin Independent School District GO	5.000%	2/15/32	1,325	1,395
[19]	Rankin Independent School District GO	5.000%	2/15/33	865	885
[19]	Rankin Independent School District GO	5.000%	2/15/34	645	659
99

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	433
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	455
[19]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,737
	Rockland County TX GO	5.000%	2/1/26	550	557
	Rockland County TX GO	5.000%	2/1/27	800	824
[19]	Rockwall Independent School District GO	0.000%	2/15/27	1,960	1,830
[19]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,004
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	2,881
[19]	Round Rock Independent School District GO PUT	5.000%	8/1/30	11,790	12,634
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,729
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	515	528
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/29	1,300	1,382
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/30	1,000	1,075
	San Angelo TX GO	3.000%	2/15/26	5,580	5,555
	San Angelo TX GO	3.000%	2/15/27	5,750	5,708
	San Angelo TX GO	3.000%	2/15/29	5,510	5,423
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	7,705	7,704
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	225	233
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/27	800	798
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	330	342
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/27	2,900	2,998
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/27	5,320	5,526
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/28	10,125	10,647
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/29	11,435	12,170
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/30	14,705	15,821
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,330	1,349
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,500	1,522
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	1,500	1,549
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/28	3,325	3,076
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/28	3,000	2,976
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	1,000	1,051
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,682
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	11,405	11,344
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	5,000	4,973
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,745	1,794
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	4,000	4,265
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	2,305	2,458
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,066
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	2,200	2,346
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,500	4,864
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,360	4,713
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	1,000	1,081
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	1,380	1,492
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,035
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,500	1,641
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	1,835	2,007
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	3,000	3,009
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,105	2,144
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,955	3,029
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	10,000	10,020
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	18,470	18,222
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,790
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,865	10,851
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	10,055	9,491
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.490%	2/1/48	42,500	42,495
	San Antonio TX GO	5.000%	2/1/26	1,000	1,015
	San Antonio TX GO	5.000%	2/1/29	600	641
	San Antonio TX GO	5.000%	2/1/29	100	107
	San Antonio TX GO	5.000%	2/1/30	750	812
	San Antonio TX GO	5.000%	2/1/30	1,750	1,894
	San Antonio TX GO	5.000%	2/1/31	600	657
	San Antonio TX GO	5.000%	2/1/31	1,360	1,489
[4]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	2.750%	5/1/25	13,160	13,160
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,000	1,039
	San Antonio Water System Water Revenue	5.000%	5/15/29	1,000	1,071
	San Antonio Water System Water Revenue	5.000%	5/15/30	1,000	1,085
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,405	10,940
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.270%	5/1/44	25,710	25,692
	San Patricio County TX GO	5.000%	4/1/26	150	152
100

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Patricio County TX GO	5.000%	4/1/27	140	145
	San Patricio County TX GO	5.000%	4/1/28	450	472
	San Patricio County TX GO	5.000%	4/1/29	300	319
	Schertz TX GO	3.000%	2/1/30	210	202
[19]	Sherman TX Independent School District GO	5.000%	2/15/29	1,000	1,068
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/27	5,500	5,532
[19]	South San Antonio TX Independent School District GO	0.000%	8/15/29	1,000	854
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,125	1,209
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	325	331
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	175	182
[19]	Southwest Independent School District GO	5.000%	2/1/28	1,005	1,056
[19]	Southwest Independent School District GO	5.000%	2/1/30	1,775	1,921
[19]	Southwest Independent School District GO	5.000%	2/1/30	1,300	1,407
[19]	Southwest Independent School District GO	5.000%	2/1/31	1,000	1,095
[19]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,307
[19]	Spring Independent School District GO	5.000%	8/15/29	500	538
	Spring Independent School District GO	5.000%	8/15/29	1,100	1,180
[19]	Spring Independent School District GO	5.000%	8/15/30	560	611
	Spring Independent School District GO	5.000%	8/15/30	4,500	4,891
[19]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,150
[19]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,551
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	875	936
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,760	21,114
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	3,000	2,985
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,657
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,429
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,620	1,623
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	402
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,567
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	688
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,019
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,036
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	182
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	315
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,051
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	425
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,345	2,493
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,074
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,147
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,161
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,690	1,830
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	12,000	12,864
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,135	1,181
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/28	2,990	3,029
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project) VRDO	2.100%	5/1/25	24,445	24,445
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/27	440	449
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	8,055	8,156
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	13,800	14,675
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	1,330	1,377
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/28	3,400	3,405
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,004
[19]	Taylor County Wylie Independent School District GO	4.000%	2/15/31	1,925	1,931
	Temple TX GO	4.000%	8/1/32	1,630	1,633
[19]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,162
[19]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,366
[19]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,705
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,223
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,565	1,628
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,300	1,377
	Texas A&M University College & University Revenue	5.000%	5/15/29	2,145	2,308
	Texas A&M University College & University Revenue	5.000%	5/15/30	2,310	2,521
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.450%	1/1/32	2,352	2,196
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/49	1,140	1,151
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	6,300	6,214
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	1,800	1,773
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,260	9,668
101

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	10,310	10,900
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/54	13,735	14,715
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/26	3,750	3,741
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/27	7,000	6,973
	Texas GO	5.000%	8/1/25	2,510	2,520
	Texas GO	4.000%	8/1/26	1,450	1,453
	Texas GO	4.000%	8/1/27	2,250	2,254
	Texas GO	4.000%	8/1/28	1,250	1,252
	Texas GO	5.000%	10/1/28	11,795	12,536
	Texas GO	4.000%	8/1/29	2,750	2,754
	Texas GO	4.000%	8/1/30	1,500	1,501
	Texas GO	5.000%	8/1/30	3,500	3,630
	Texas GO	5.000%	10/1/30	14,000	15,280
	Texas GO	4.000%	8/1/31	1,250	1,251
	Texas GO	5.000%	10/1/31	7,420	7,709
	Texas GO	5.000%	10/1/31	6,290	6,535
	Texas GO	5.000%	10/1/31	8,595	9,491
	Texas GO	5.000%	10/1/32	13,550	14,057
	Texas GO	5.000%	10/1/33	3,500	3,622
	Texas GO VRDO	2.900%	5/7/25	26,090	26,090
	Texas GO VRDO	2.900%	5/7/25	11,860	11,860
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,169
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,000	1,022
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	31,130	31,991
[2]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.506%	12/15/26	2,765	2,766
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	3,410	3,427
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,700	7,828
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	17,195	17,646
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	20,260	20,933
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	6,875	7,132
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	10,345	10,764
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/29	5,480	5,752
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/30	5,625	5,952
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/31	5,470	5,909
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	70,345	74,224
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/31	1,700	1,794
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/32	4,515	4,790
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	647
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,245
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	2,010
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,476
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	3,680	3,720
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	1,065	1,071
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,630	3,644
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,120	1,122
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/30	15,565	16,434
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	250
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	263
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	500	507
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,640	1,671
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	744
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	640	666
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	1,871
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,000	1,051
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,000	1,061
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,425	1,430
[9]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,155
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,750	1,756
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/27	6,625	6,615
[3,4]	Texas State Technical College & University Revenue TOB VRDO	3.820%	5/1/25	13,875	13,875
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	5,843
	Texas State University System College & University Revenue	5.000%	3/15/27	130	130
	Texas State University System College & University Revenue	5.000%	3/15/27	5,250	5,441
	Texas State University System College & University Revenue	5.000%	3/15/28	10,500	11,037
	Texas State University System College & University Revenue	5.000%	3/15/29	5,500	5,863
	Texas State University System College & University Revenue	5.000%	3/15/30	5,500	5,940
	Texas Tech University System College & University Revenue, Prere.	3.350%	6/10/25	6,125	6,123
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	35,853
102

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,000	2,060
	Texas Water Development Board Water Revenue	5.000%	4/15/27	1,200	1,248
	Texas Water Development Board Water Revenue	5.000%	10/15/27	1,450	1,519
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,885	1,991
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,000	1,056
	Texas Water Development Board Water Revenue	5.000%	10/15/28	3,650	3,886
	Texas Water Development Board Water Revenue	5.000%	10/15/28	1,420	1,512
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,240	2,404
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,000	2,146
	Texas Water Development Board Water Revenue	5.000%	10/15/29	2,500	2,702
	Texas Water Development Board Water Revenue	5.000%	10/15/29	3,450	3,729
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,300	2,503
	Texas Water Development Board Water Revenue	5.000%	4/15/30	3,000	3,265
	Texas Water Development Board Water Revenue	4.000%	10/15/30	5,240	5,267
	Texas Water Development Board Water Revenue	4.000%	10/15/30	10,000	10,128
	Texas Water Development Board Water Revenue	5.000%	10/15/30	5,000	5,473
	Texas Water Development Board Water Revenue	5.000%	4/15/31	1,495	1,647
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,350	1,416
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,000	1,037
	Texas Water Development Board Water Revenue	5.000%	10/15/31	2,325	2,576
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,700	7,722
	Texas Water Development Board Water Revenue	4.000%	10/15/32	3,760	3,764
	Texas Water Development Board Water Revenue	5.000%	10/15/32	3,000	3,164
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,760	1,769
[19]	Tomball Independent School District GO	5.000%	2/15/30	4,910	5,304
[19]	Tomball Independent School District GO	5.000%	2/15/31	5,165	5,638
[19]	Tomball Independent School District GO	5.000%	2/15/32	11,490	12,639
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,499
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	5,325	5,343
	Travis County TX GO	5.000%	3/1/33	15,760	16,672
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/30	2,025	2,183
[19]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,449
[19]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,052
[19]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,083
[19]	Tyler Independent School District GO	4.000%	2/15/32	2,850	2,850
	University of Houston College & University Revenue	5.000%	2/15/31	1,490	1,509
	University of Houston College & University Revenue	4.000%	2/15/32	2,240	2,216
[5]	University of North Texas System College & University Revenue	5.000%	4/15/29	810	862
[5]	University of North Texas System College & University Revenue	5.000%	4/15/30	640	689
[5]	University of North Texas System College & University Revenue	5.000%	4/15/31	790	861
[5]	University of North Texas System College & University Revenue	5.000%	4/15/32	955	1,050
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/30	350	380
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/31	800	877
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/32	650	719
	Waco TX GO	4.000%	2/1/28	1,725	1,758
	Waco TX GO	4.000%	2/1/29	3,590	3,624
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/27	1,260	1,303
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/30	1,245	1,343
[19]	Waller Consolidated Independent School District GO	4.000%	2/15/32	1,000	1,002
	Waxahachie TX GO	4.000%	8/1/30	1,000	1,011
[19]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,222
	Williamson County TX GO	5.000%	2/15/28	10,000	10,497
	Williamson County TX GO	5.000%	2/15/29	23,265	24,762
	Williamson County TX GO	4.000%	2/15/33	2,140	2,144
	Williamson County TX GO	4.000%	2/15/34	2,250	2,252
					2,667,366
Utah (0.2%)
	Alpine UT School District (Utah School Bond Guaranty Program) GO	2.950%	3/15/33	7,525	6,919
	Davis School District GO	4.000%	6/1/25	4,395	4,397
[3]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/32	760	766
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	3,740	3,921
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	2,170	2,303
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	1,846
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,500	1,610
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	1,500	1,626
[10]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/29	12,825	13,447
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	127
[4]	Utah Charter School Finance Authority Charter School Aid Revenue	5.250%	6/15/32	900	905
103

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Utah Charter School Finance Authority Charter School Aid Revenue (Beehive Science & Technology Academy Project)	4.000%	10/15/31	1,155	1,065
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	4,780	4,866
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	4,175	4,531
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,265	1,375
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,805	3,058
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	5,415	5,993
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	5,470	6,152
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/27	1,000	1,003
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	263
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	549
	Utah State University College & University Revenue	4.000%	12/1/27	480	482
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/26	500	509
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/28	700	737
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/29	750	801
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/30	1,000	1,082
					70,333
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/25	115	115
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/26	500	496
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/27	160	158
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/28	225	220
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/29	440	429
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/30	225	218
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/25	1,115	1,113
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,000	983
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/55	6,000	6,535
					10,267
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	1,110	1,114
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	6,010	6,096
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	4,310	4,403
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	2,150	2,154
					13,767
Virginia (1.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	900	908
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	837
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	851
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/25	2,975	2,969
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	266
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,180	8,706
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,947
	Arlington County VA GO	2.500%	8/15/29	10,000	9,458
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,031
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	685	719
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,085
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/30	15,350	16,434
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/28	3,445	3,548
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,507
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	4,350	4,384
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/27	13,925	14,511
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,663
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,485	2,489
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/25	1,000	1,005
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/28	1,680	1,732
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	518
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	532
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	500	538
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,160	1,262
104

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	418
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	885	874
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	355
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	448
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	320	320
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	225
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue (Loudoun County Roads & Public Facilities Project)	5.000%	12/1/25	1,000	1,010
	Loudoun County VA GO	5.000%	12/1/27	2,110	2,220
	Loudoun County VA GO	5.000%	12/1/28	2,115	2,263
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/27	2,150	2,167
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	9,000	8,865
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	3,435	3,454
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,433
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	935	993
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,810
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,014
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	10,380	10,920
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/26	1,500	1,523
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,069
[5]	Prince William County Service Authority Water Revenue	5.000%	7/15/29	500	538
[5]	Prince William County Service Authority Water Revenue	5.000%	7/15/30	250	273
[5]	Prince William County Service Authority Water Revenue	5.000%	7/15/31	500	552
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/28	1,352	1,347
	Roanoke Economic Development Authority College & University Revenue	5.000%	9/1/32	1,085	1,095
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	4,140	4,410
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	907
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	951
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	994
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,000	1,015
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	909
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,470	2,486
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	10,215	10,282
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/32	8,355	8,355
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	9,600	9,600
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	8,935	8,935
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	1,500	1,522
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	2,200	2,262
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	350
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	408
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	436
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,092
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/27	15,500	16,122
	Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/28	17,400	18,383
[6]	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	5/1/25	18,500	18,500
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/28	2,860	2,863
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,045
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/28	7,445	7,454
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/29	275	270
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/29	8,285	8,164
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/29	2,815	2,765
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.950%	6/1/29	1,250	1,252
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/29	1,125	1,100
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	441
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/25	5,065	5,067
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	6,915	6,946
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,218
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	230
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,615	1,645
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	2,750	2,882
[4,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/1/25	3,860	3,860
[6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.550%	5/1/25	12,300	12,300
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,100	1,148
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,250	1,322
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,070
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	2,500	2,519
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	7,885	7,767
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	2,100	2,117
105

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/27	2,765	2,780
					317,230
Washington (2.1%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/32	3,455	3,461
	Benton County School District No 400 Richland GO	5.000%	12/1/31	1,500	1,540
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	10,000	10,040
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	10,000	10,089
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	3.820%	11/1/45	5,310	5,273
[10]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/28	2,800	2,513
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,066
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	2,795	3,045
	Clark County School District No. 117 Camas GO	4.000%	12/1/30	3,825	3,844
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/28	7,125	7,115
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	10,605	11,059
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,990	4,093
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	6,060	6,257
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/32	2,790	2,876
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/32	3,610	3,614
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/26	1,120	1,134
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/30	2,200	2,378
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	14,210	14,064
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	140
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	453
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	654
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	151
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	151
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,000	1,009
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,655	1,692
	King County School District No. 401 Highline GO	5.000%	12/1/28	1,250	1,335
	King County School District No. 401 Highline GO	5.000%	12/1/30	1,800	1,974
	King County School District No. 403 Renton GO	5.000%	12/1/25	1,000	1,010
	King County School District No. 405 Bellevue GO	4.000%	12/1/32	1,220	1,233
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/32	3,200	3,203
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	1,000	1,002
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	3,750	3,822
	King County WA Sewer Revenue	5.000%	1/1/31	2,250	2,464
	King County WA Sewer Revenue PUT	0.875%	1/1/26	1,880	1,838
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.850%	1/1/40	23,740	23,424
[8]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,072
[8]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/30	1,050	1,134
[8]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/31	1,100	1,195
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/32	2,320	2,335
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/31	1,260	1,267
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,335	1,356
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,535	1,589
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,600	1,684
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	1,750	1,870
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	720	778
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/31	1,450	1,583
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/33	1,270	1,300
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,579
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,745	4,761
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,184
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/29	1,730	1,726
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	4/1/32	4,455	4,469
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/33	1,415	1,422
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/28	1,915	1,928
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.870%	5/1/45	8,025	7,925
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/31	1,000	1,032
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,825	2,852
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/32	1,150	1,152
	Spokane WA GO	4.000%	12/1/29	1,535	1,535
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/30	9,190	9,089
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/32	1,470	1,402
	Tacoma WA Sewer Revenue	4.000%	12/1/30	2,860	2,902
106

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tacoma WA Sewer Revenue	4.000%	12/1/33	6,440	6,259
University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,837
University of Washington College & University Revenue PUT	4.000%	8/1/27	18,805	19,019
Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	5.000%	10/1/27	1,460	1,486
Washington GO	5.000%	6/1/25	3,000	3,005
Washington GO	5.000%	8/1/25	5,135	5,160
Washington GO	5.000%	7/1/27	7,000	7,307
Washington GO	5.000%	8/1/27	10,000	10,454
Washington GO	4.000%	7/1/28	25,000	25,733
Washington GO	4.000%	7/1/28	5,000	5,147
Washington GO	5.000%	7/1/28	10,000	10,609
Washington GO	5.000%	8/1/28	10,000	10,623
Washington GO	5.000%	6/1/29	5,120	5,500
Washington GO	5.000%	8/1/29	1,190	1,232
Washington GO	5.000%	7/1/30	18,500	20,172
Washington GO	5.000%	8/1/30	1,125	1,163
Washington GO	5.000%	7/1/31	25,000	27,641
Washington GO	5.000%	8/1/31	13,000	13,394
Washington GO	5.000%	8/1/31	3,000	3,011
Washington GO	5.000%	7/1/32	12,000	13,402
Washington GO	5.000%	8/1/35	1,000	1,004
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,100	1,104
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,007
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,239
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	672
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	1,987
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,299
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	790	798
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,000	1,048
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,430	1,519
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,990	2,061
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,150	1,235
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,350	1,387
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	2,000	2,168
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,690	1,732
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,006
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	3,520	3,630
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,390	2,616
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,046
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,046
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,008
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,525	2,581
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,190	3,284
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	10,140	10,156
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	4,070	4,071
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,950	1,960
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	19,350	19,377
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,565	2,511
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	33,020	33,068
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	24,710	24,874
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	44,950	45,059
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/33	1,525	1,520
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	551
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	355
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/27	200	205
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	22,385	22,352
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	370	368
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,185	1,253
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	2,000	1,979
Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/25	350	350
Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/27	350	356
Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	555	568
Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/29	775	800
Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/30	810	843
107

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	830	812
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/29	4,000	3,951
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/29	655	674
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,310	1,356
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,695	1,764
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	775	759
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	2,530	2,610
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/27	600	616
	Washington State University College & University Revenue	5.000%	4/1/28	1,765	1,857
	Washington State University College & University Revenue	5.000%	4/1/29	1,275	1,361
	Washington State University College & University Revenue	5.000%	4/1/30	2,000	2,162
	Washington State University College & University Revenue	5.000%	4/1/31	770	843
	Washington State University College & University Revenue	5.000%	4/1/32	785	867
					637,127
West Virginia (0.1%)
[3]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,616
[3]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,337
[3]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,196
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	480	480
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,565	2,567
[4]	Monongalia County WV Tax Increment/Allocation Revenue	5.000%	6/1/33	795	812
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	4,750	4,646
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	4,175	4,121
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	2,400	2,416
	West Virginia GO	5.000%	12/1/31	1,000	1,046
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,153
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,132
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	875	876
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,375
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,050	1,051
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	775	798
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	600	618
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/25	2,465	2,471
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/29	1,890	1,993
					40,605
Wisconsin (2.5%)
	Brown County WI GO	2.750%	11/1/29	595	565
	Burnett County WI GO	2.000%	11/1/26	1,010	978
	Burnett County WI GO	3.000%	11/1/27	1,285	1,268
	Burnett County WI GO	3.000%	11/1/28	1,325	1,298
	Dane County WI GO	2.000%	4/1/27	3,405	3,280
	Dane County WI GO	2.000%	4/1/28	1,715	1,621
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,523
	Glenwood City School District GO	2.750%	3/1/29	540	515
	Green Bay Area Public School District GO	5.000%	4/1/29	1,440	1,540
	Green Bay Area Public School District GO	5.000%	4/1/30	975	1,056
	Green Bay Area Public School District GO	5.000%	4/1/31	2,750	3,005
	Green Bay Area Public School District GO	5.000%	4/1/32	2,000	2,212
	Janesville School District GO	5.000%	3/1/30	330	357
	Janesville School District GO	5.000%	3/1/31	400	438
	Janesville School District GO	5.000%	3/1/32	825	914
	Jefferson County WI GO	2.600%	4/1/30	445	413
	Madison WI GO	1.250%	10/1/31	7,725	6,252
	Madison WI Metropolitan School District GO	1.375%	3/1/31	4,760	3,901
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/28	3,125	3,086
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/29	2,785	2,728
	Milwaukee WI GO	5.000%	4/1/26	3,785	3,841
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,505
	Milwaukee WI GO	5.000%	4/1/26	12,535	12,719
[3]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,366
	Milwaukee WI GO	5.000%	12/1/26	2,735	2,805
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,401
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,036
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,071
[1]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,352
[3]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,393
108

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,506
	Milwaukee WI GO	5.000%	12/1/27	2,745	2,849
	Milwaukee WI GO	5.000%	4/1/28	3,735	3,893
	Milwaukee WI GO	5.000%	4/1/28	3,025	3,153
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,177
[3]	Milwaukee WI GO	5.000%	4/1/28	6,665	6,969
[1]	Milwaukee WI GO	5.000%	4/1/28	1,320	1,380
[3]	Milwaukee WI GO	5.000%	4/1/28	1,680	1,757
	Milwaukee WI GO	5.000%	12/1/28	2,745	2,884
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,107
	Milwaukee WI GO	5.000%	4/1/29	3,615	3,701
[1]	Milwaukee WI GO	5.000%	4/1/29	2,655	2,812
[3]	Milwaukee WI GO	5.000%	4/1/29	1,685	1,785
[1]	Milwaukee WI GO	5.000%	12/1/29	3,760	4,013
	Milwaukee WI GO	5.000%	12/1/29	2,750	2,920
	Milwaukee WI GO	5.000%	4/1/30	1,335	1,366
[3]	Milwaukee WI GO	5.000%	4/1/30	6,765	7,227
[1]	Milwaukee WI GO	5.000%	12/1/30	3,760	4,049
	Milwaukee WI GO	5.000%	12/1/30	2,750	2,950
	Milwaukee WI GO	4.000%	4/1/31	1,630	1,638
	Milwaukee WI GO	5.000%	4/1/31	1,770	1,811
[1]	Milwaukee WI GO	5.000%	12/1/31	3,760	4,085
	Milwaukee WI GO	5.000%	12/1/31	5,515	5,964
[1]	Milwaukee WI GO	5.000%	12/1/32	3,705	4,055
	Milwaukee WI GO	5.000%	12/1/32	5,520	6,003
[1]	Milwaukee WI GO	3.000%	4/1/33	1,415	1,298
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	509
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	1,880
	Oregon WI GO	3.000%	3/1/30	195	189
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,049
	Oregon WI School District GO	3.050%	3/1/30	3,190	3,081
	Platteville WI GO	3.000%	9/1/30	300	290
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	184
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	469
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/34	4,550	4,501
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/34	1,200	1,136
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/26	430	431
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/28	275	275
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/28	440	442
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/29	450	434
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/34	415	422
	Public Finance Authority College & University Revenue	5.000%	4/1/30	1,215	1,249
	Public Finance Authority College & University Revenue	5.000%	4/1/31	1,275	1,314
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,030	1,043
	Public Finance Authority College & University Revenue	5.250%	10/1/32	720	727
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	15,245	15,055
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	18,885	18,689
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,491
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	225
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	260	259
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	6,155	6,193
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	448
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	405
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	1,215	1,211
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	3,000	3,072
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,123
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,880	3,938
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,150	1,181
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	460	472
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	365	363
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	2,295	2,367
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	259
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	253
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,045	4,273
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/29	225	219
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	316
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,800	1,773
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	1,675	1,599
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,000	1,059
109

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,050	1,064
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,118
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	919
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,064
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/26	275	280
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/29	300	315
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/32	460	491
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/27	4,350	4,391
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/31	7,830	7,567
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	10,270	10,295
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	4,485	4,516
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/26	4,710	4,819
	Public Finance Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	4.000%	10/1/30	6,700	6,964
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/36	12,994	12,638
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/37	725	353
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	22,735	22,670
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	15,322	15,200
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	25,640	25,207
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	630	649
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/30	235	242
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/30	185	193
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	580	597
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/39	12,190	11,511
[8]	Racine Unified School District GO	5.000%	4/1/30	1,155	1,247
[8]	Sparta Area School District GO	5.000%	3/1/26	370	376
[8]	Sparta Area School District GO	5.000%	3/1/28	135	142
[8]	Sparta Area School District GO	5.000%	3/1/29	750	799
[8]	Sparta Area School District GO	5.000%	3/1/30	1,500	1,618
	Sussex WI GO	2.500%	3/1/30	345	319
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	750	811
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,745	6,220
	Waukesha WI GO	2.000%	10/1/26	2,455	2,383
	Waukesha WI GO	2.000%	10/1/27	3,000	2,851
	Waukesha WI GO	2.000%	10/1/28	3,000	2,792
	Waunakee Community School District GO	3.250%	4/1/28	24,000	23,536
	Wausau School District GO	5.000%	3/1/28	2,845	2,987
	Wausau School District GO	5.000%	3/1/29	4,530	4,818
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,632
	Williams Bay WI GO	2.750%	4/1/30	325	301
	Winneconne Community School District GO	2.625%	4/1/30	400	372
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	913
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	230
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	4,035	4,343
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	1,780	1,943
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	2,700	2,985
	Wisconsin GO	5.000%	5/1/27	9,225	9,596
	Wisconsin GO	5.000%	5/1/29	3,250	3,491
	Wisconsin GO	5.000%	5/1/29	2,865	3,077
	Wisconsin GO	5.000%	5/1/30	5,000	5,447
	Wisconsin GO	5.000%	5/1/30	10,000	10,893
	Wisconsin GO	5.000%	5/1/31	7,370	8,138
	Wisconsin GO	5.000%	5/1/32	10,000	11,165
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	603
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,125
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	240
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	126
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	692
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	400	405
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,017
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	352
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,855	2,858
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	205
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	715	709
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,082
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	400	410
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,130	3,179
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	750	741
110

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	887
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	534
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	288
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	2,500	2,458
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	8,000	8,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	13,045	13,682
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	185
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,500	2,502
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	294
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	6,195	6,596
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,274
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,011
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,970	6,396
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	2,000	1,985
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,195	6,974
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,294
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,599
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	10,075	10,239
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	8,452
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,130	8,273
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,345	4,587
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,885	4,101
[4,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.750%	5/1/25	12,800	12,800
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,392
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.800%	8/15/54	13,075	12,946
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/29	410	403
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	11/1/34	1,000	988
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/27	5,500	5,572
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	887
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	844
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	782
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	799
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.850%	3/1/27	1,225	1,177
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	806
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	690
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	719
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	766
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	741
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/47	3,145	3,146
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/48	2,470	2,472
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.250%	3/1/49	1,035	1,040
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,445	1,404
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	2,980	2,898
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	9,395	9,670
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	2,160	2,339
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	2,750	2,955
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	2,215	2,396
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	1,205	1,205
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	6,500	6,501
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	8,660	8,661
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,270	1,272
111

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/28	12,500	12,524
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/26	1,035	1,052
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/26	7,500	7,682
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/27	1,625	1,668
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	25,067	25,467
					762,328
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	120
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	96
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	205	207
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	223
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	122
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	500	506
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	32,953
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	855	843
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	2,895	3,017
					38,087
Total Tax-Exempt Municipal Bonds (Cost $30,338,233)					30,056,305
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	33,654	20,108
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	17,114	10,483
Total Taxable Municipal Bonds (Cost $31,279)					30,591
				Shares
Temporary Cash Investments (2.3%)
Investment Company (2.3%)
[20]	Vanguard Municipal Low Duration Fund (Cost $701,252)	3.218%		70,125,400	701,254
Total Investments (100.2%) (Cost $31,070,764)					30,788,150
Other Assets and Liabilities—Net (-0.2%)					(70,477)
Net Assets (100%)					30,717,673
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $1,217,006, representing 4.0% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14	Step bond.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Securities with a value of $6,313 have been segregated as initial margin for open futures contracts.
18	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
20	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
112

Limited-Term Tax-Exempt Fund
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2025	(948)	(197,325)	(387)
10 Year U.S. Treasury Note	June 2025	(669)	(75,074)	(753)
Ultra 10-Year U.S. Treasury Note	June 2025	(868)	(99,589)	(837)
				(1,977)

See accompanying Notes, which are an integral part of the Financial Statements.
113

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $30,369,512)	30,086,896
Affiliated Issuers (Cost $701,252)	701,254
Total Investments in Securities	30,788,150
Investment in Vanguard	848
Receivables for Investment Securities Sold	47,826
Receivables for Accrued Income	377,097
Receivables for Capital Shares Issued	23,697
Other Assets	261
Total Assets	31,237,879
Liabilities
Due to Custodian	2,013
Payables for Investment Securities Purchased	448,503
Payables for Capital Shares Redeemed	46,788
Payables for Distributions	21,599
Payables to Vanguard	1,155
Variation Margin Payable—Futures Contracts	148
Total Liabilities	520,206
Net Assets	30,717,673
At April 30, 2025, net assets consisted of:

Paid-in Capital	31,595,294
Total Distributable Earnings (Loss)	(877,621)
Net Assets	30,717,673

Investor Shares—Net Assets
Applicable to 74,215,835 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	802,090
Net Asset Value Per Share—Investor Shares	$10.81

Admiral™ Shares—Net Assets
Applicable to 2,768,030,152 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,915,583
Net Asset Value Per Share—Admiral Shares	$10.81

See accompanying Notes, which are an integral part of the Financial Statements.
114

Limited-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1]	480,918
Total Income	480,918
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,028
Management and Administrative—Investor Shares	582
Management and Administrative—Admiral Shares	9,709
Marketing and Distribution—Investor Shares	26
Marketing and Distribution—Admiral Shares	1,146
Custodian Fees	80
Shareholders’ Reports and Proxy Fees—Investor Shares	11
Shareholders’ Reports and Proxy Fees—Admiral Shares	168
Trustees’ Fees and Expenses	8
Other Expenses	295
Total Expenses	14,053
Expenses Paid Indirectly	(60)
Net Expenses	13,993
Net Investment Income	466,925
Realized Net Gain (Loss)
Investment Securities Sold[1]	(37,758)
Futures Contracts	(2,096)
Realized Net Gain (Loss)	(39,854)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(121,644)
Futures Contracts	(1,977)
Change in Unrealized Appreciation (Depreciation)	(123,621)
Net Increase (Decrease) in Net Assets Resulting from Operations	303,450
1	Interest income from an affiliated company of the fund was $9,542. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
115

Limited-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	466,925	833,666
Realized Net Gain (Loss)	(39,854)	(157,098)
Change in Unrealized Appreciation (Depreciation)	(123,621)	1,137,449
Net Increase (Decrease) in Net Assets Resulting from Operations	303,450	1,814,017
Distributions
Investor Shares	(11,923)	(22,423)
Admiral Shares	(451,840)	(810,439)
Total Distributions	(463,763)	(832,862)
Capital Share Transactions
Investor Shares	747	(52,957)
Admiral Shares	605,687	132,429
Net Increase (Decrease) from Capital Share Transactions	606,434	79,472
Total Increase (Decrease)	446,121	1,060,627
Net Assets
Beginning of Period	30,271,552	29,210,925
End of Period	30,717,673	30,271,552

See accompanying Notes, which are an integral part of the Financial Statements.
116

Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.86	$10.51	$10.47	$11.17	$11.20	$11.07
Investment Operations
Net Investment Income[1]	.161	.296	.239	.149	.141	.188
Net Realized and Unrealized Gain (Loss) on Investments	(.051)	.350	.040	(.698)	(.029)	.130
Total from Investment Operations	.110	.646	.279	(.549)	.112	.318
Distributions
Dividends from Net Investment Income	(.160)	(.296)	(.239)	(.151)	(.142)	(.188)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.160)	(.296)	(.239)	(.151)	(.142)	(.188)
Net Asset Value, End of Period	$10.81	$10.86	$10.51	$10.47	$11.17	$11.20
Total Return[2]	1.02%	6.19%	2.66%	-4.95%	1.00%	2.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$802	$805	$830	$1,143	$1,506	$1,326
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.73%	2.24%	1.37%	1.26%	1.69%
Portfolio Turnover Rate	15%	50%	55%	65%	37%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
117

Limited-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.86	$10.51	$10.47	$11.17	$11.20	$11.07
Investment Operations
Net Investment Income[1]	.166	.305	.249	.158	.150	.196
Net Realized and Unrealized Gain (Loss) on Investments	(.052)	.349	.039	(.699)	(.029)	.131
Total from Investment Operations	.114	.654	.288	(.541)	.121	.327
Distributions
Dividends from Net Investment Income	(.164)	(.304)	(.248)	(.159)	(.151)	(.197)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.164)	(.304)	(.248)	(.159)	(.151)	(.197)
Net Asset Value, End of Period	$10.81	$10.86	$10.51	$10.47	$11.17	$11.20
Total Return[2]	1.06%	6.27%	2.74%	-4.87%	1.08%	2.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,916	$29,466	$28,381	$30,135	$37,525	$31,153
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.08%	2.82%	2.33%	1.46%	1.34%	1.77%
Portfolio Turnover Rate	15%	50%	55%	65%	37%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
118

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
119

Limited-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $848,000, representing less than 0.01% of the fund’s net assets and 0.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $60,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	30,056,305	—	30,056,305
Taxable Municipal Bonds	—	30,591	—	30,591
Temporary Cash Investments	701,254	—	—	701,254
Total	701,254	30,086,896	—	30,788,150
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,977)	—	—	(1,977)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	31,074,087
Gross Unrealized Appreciation	74,182
Gross Unrealized Depreciation	(362,096)
Net Unrealized Appreciation (Depreciation)	(287,914)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $560,123,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $4,323,570,000 of investment securities and sold $4,254,546,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $158,680,000 and sales were $143,405,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
120

Limited-Term Tax-Exempt Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	112,573	10,372	171,983	15,926
Issued in Lieu of Cash Distributions	10,208	939	19,383	1,791
Redeemed	(122,034)	(11,237)	(244,323)	(22,617)
Net Increase (Decrease)—Investor Shares	747	74	(52,957)	(4,900)
Admiral Shares
Issued	3,840,996	353,867	7,299,809	675,111
Issued in Lieu of Cash Distributions	327,582	30,143	581,312	53,696
Redeemed	(3,562,891)	(328,498)	(7,748,692)	(717,680)
Net Increase (Decrease)—Admiral Shares	605,687	55,512	132,429	11,127
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q312 062025
121

Financial Statements
For the six-months ended April 30, 2025
Vanguard Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (96.0%)
Alabama (3.1%)
	Alabama GO	4.000%	11/1/31	4,000	4,012
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,186
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	1,465	1,433
	Auburn University College & University Revenue	5.000%	6/1/43	5,000	5,064
	Auburn University College & University Revenue	5.000%	6/1/50	3,000	3,103
	Auburn University College & University Revenue	5.000%	6/1/55	12,985	13,424
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	695
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/29	27,575	27,090
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	32,290	33,229
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	28,595	29,906
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	10,755	10,749
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	25,195	25,104
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	4,965	5,190
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	1,900	1,998
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	38,850	40,591
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	4,960	4,865
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	13,260	13,789
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	12,875	13,645
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/34	22,260	23,452
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,556
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,448
	East Alabama Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/30	1,000	995
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	485	520
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	2,405	2,552
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/54	1,215	1,236
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/54	1,185	1,205
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,310	13,140
	Huntsville Public Building Authority Lease (Appropriation) Revenue	5.000%	2/1/47	3,715	3,816
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	594
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	566
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	638
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	496
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	577
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	5,000	5,245
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	5,000	5,209
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	4,000	4,158
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	1,175	1,210
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	5,825	5,973
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	20,350	20,829
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/27	2,430	2,490
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/34	1,135	1,181
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,005	7,008
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	430	430
	Oxford AL GO	5.000%	7/1/52	3,750	3,843
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	36,695	38,335
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/33	3,810	4,019
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/35	31,990	32,786
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	12,315	12,242
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	1,215	1,288
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	12,280	12,613
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	29,425	30,406
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,610	1,680
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/31	5,665	5,930
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	2,225	2,333
1

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,145
	University of Alabama College & University Revenue	4.000%	7/1/40	7,135	6,995
	University of Alabama College & University Revenue	4.000%	7/1/41	7,420	7,209
	University of Alabama College & University Revenue	4.000%	7/1/46	8,665	7,934
	University of Alabama College & University Revenue	4.000%	7/1/47	5,000	4,549
	University of Alabama College & University Revenue	4.000%	7/1/48	1,745	1,579
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,031
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,051
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,029
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	772
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,475
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/28	2,120	2,123
					524,964
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/54	2,190	2,377
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	900
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	6,628
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,000
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	999
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	987
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,552
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,431
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,204
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	5,000	4,220
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,085	1,031
					26,329
Arizona (1.4%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,111
[2]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/49	1,610	1,499
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	505	451
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	4,660	3,718
[2]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada & St. Rose Campus Projects)	5.750%	7/15/48	3,200	3,217
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	962
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	957
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	475
[2]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.625%	5/1/54	6,125	6,560
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	605	662
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	4,984	5,032
[1]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/54	2,000	2,013
[1]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/58	1,500	1,507
[2,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	120
[2,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	150
	Arizona State University College & University Revenue	5.000%	7/1/43	5,400	5,506
	Buckeye AZ Excise Taxes Sales Tax Revenue	5.000%	7/1/43	6,000	6,000
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	3,180
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	4,810	4,824
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	329
[4]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/43	1,275	1,327
[4]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/44	1,000	1,036
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/48	1,350	1,241
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,113
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/49	1,500	1,476
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/49	3,500	3,297
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/55	11,535	9,297
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,000	1,054
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,350	1,418
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,088
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,000	1,043
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,053
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,135	1,175
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	2,750	2,814
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	220	221
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	551
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	352
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	202
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	202
2

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	250
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	248
[4,5]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/44	2,430	2,283
[4,5]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/45	3,500	3,659
[5]	Peoria AZ GO	5.000%	7/15/36	1,475	1,654
[5]	Peoria AZ GO	5.000%	7/15/37	3,100	3,456
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,100	2,171
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,990	3,082
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,350	3,442
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	3,440	3,525
[6]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	3,000	3,436
[6]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/43	1,500	1,710
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	6,540	6,615
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,586
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	1,000	1,036
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	13,905	13,994
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,725
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	2,904
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,000	850
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	2,570	1,995
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	3,680	2,768
[2]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	500	376
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	2,175	1,911
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,038
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,205
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	4,000	4,173
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/48	5,000	5,229
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	19,050	19,732
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	16,945	17,900
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	3,060	3,180
[2]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/58	7,250	7,314
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,603
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,380
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/49	1,000	1,030
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/54	5,520	5,626
					230,319
Arkansas (0.1%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities/Mortgage Loans Program)	5.000%	1/1/55	1,500	1,563
	El Dorado Special School District No. 15 GO	5.000%	2/1/50	1,970	1,984
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	1,000	1,041
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/43	1,000	1,038
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,552
					10,178
California (6.8%)
[7,8]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	9,000	5,028
[7]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	7,000	5,819
	Antelope Valley Community College District GO	0.000%	8/1/47	1,000	352
	Antelope Valley Community College District GO	0.000%	8/1/48	1,330	445
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	2,400	1,486
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/29	1,200	1,254
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	19,115	19,116
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	7,270	7,554
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	20,015	20,759
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	9,600	10,088
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	10,015	10,721
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,965	13,586
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	13,320	13,996
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	2,150	2,265
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	27,500	28,915
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	13,775	14,437
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	31,160	32,136
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	22,225	23,777
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	14,770	14,739
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	50,000	52,543
3

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/32	13,645	14,056
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/32	14,475	15,312
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/35	19,470	20,046
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	11,100	7,739
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	2,000	1,512
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	4,091
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,500	1,717
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	863
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	942
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,000	5,014
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	8,000	8,854
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,555	4,975
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	14,900	16,058
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	9,050	9,726
[7]	California GO	5.250%	8/1/32	9,765	10,918
	California GO	3.000%	10/1/36	5,400	4,896
	California GO	5.000%	4/1/37	1,010	1,057
	California GO	3.000%	10/1/37	4,750	4,229
	California GO	5.000%	10/1/39	1,500	1,569
	California GO	3.000%	11/1/40	4,500	3,807
	California GO	3.000%	11/1/41	5,500	4,553
	California GO	5.000%	4/1/42	5,000	5,295
	California GO	5.000%	10/1/42	10,000	10,342
	California GO	5.000%	3/1/49	2,920	3,090
	California GO	5.000%	3/1/55	4,800	5,040
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,000	1,044
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	9,435	7,340
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,700	3,930
	California Housing Finance Agency	4.000%	3/20/33	9,441	9,317
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,656	6,530
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	13,991	13,305
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	13,234	12,066
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	1,771	1,748
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/39	10,000	9,359
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	7,500	7,170
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,495	1,408
[2]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/54	20,000	20,200
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,772
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	6,919
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	8,161
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	4,465	3,303
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,200	866
[2]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/64	1,550	1,639
	California Municipal Finance Authority Revenue	4.200%	8/1/40	1,260	1,220
[2]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/54	4,920	4,595
[2]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/59	9,185	8,371
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/45	1,955	2,068
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/46	4,610	4,857
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/50	12,805	13,395
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	1,450	1,541
	California State University College & University Revenue PUT	3.125%	11/1/26	1,000	997
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	850
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,515
[1]	Carmichael Recreation & Park District GO	5.000%	8/1/55	1,750	1,828
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	16,425	17,345
[7]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,104
[7]	Chula Vista Elementary School District COP	2.000%	9/1/46	6,500	3,769
[7]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,500	1,835
[2]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,113
	Coast Community College District GO	3.000%	8/1/39	4,300	3,685
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	10,000	6,675
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,170	4,415
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	3,000	1,978
	Downey Unified School District GO	3.000%	8/1/46	5,720	4,402
	Downey Unified School District GO	3.000%	8/1/47	6,240	4,744
[6]	El Camino Healthcare District GO	0.000%	8/1/30	5,000	4,164
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,461
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	674
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,074
4

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,304
	Fresno Unified School District GO	3.000%	8/1/55	6,500	4,544
	Gavilan Joint Community College District GO	3.000%	8/1/45	8,215	6,355
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	3,500	2,511
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,023
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,289
	Irvine Unified School District GO	2.250%	9/1/49	7,775	4,788
	Kern Community College District GO	3.000%	8/1/46	4,890	3,801
[1]	Lake Tahoe Unified School District GO	5.000%	8/1/54	3,230	3,376
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	914
[4]	Long Beach Unified School District GO	0.000%	8/1/33	500	371
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/38	8,000	8,880
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/38	2,260	2,509
	Los Angeles CA Unified School District GO	5.250%	7/1/49	8,065	8,601
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,227
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,800	1,839
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	1,750	1,879
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	700	744
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	630	672
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	410	437
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	535	570
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	320	340
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	100	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	800	853
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	155	165
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	90	96
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	510	544
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	200	212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	265	284
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	160	169
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	310	328
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	125	133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	475	509
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	925	991
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	300	321
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	845	894
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	335	351
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	2,315	2,432
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	810	866
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	265	283
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	350	365
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	140	146
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,365	1,444
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	860	912
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	285	296
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	150	158
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	960	1,011
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	325	337
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	295	307
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,800	1,887
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	240	253
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	40	42
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	365	382
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	115	120
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	210	220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	30	31
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	110	115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	260	273
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	255	264
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	45	46
5

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	150	157
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	615	644
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	180	185
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	830	865
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	265	277
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,450	2,554
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	920	953
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	2,905	2,949
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	575	590
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	275	283
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	200	202
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	820	835
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	60	61
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,435	1,466
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	90	92
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	100	101
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,480	1,490
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,295	1,314
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,065	1,081
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	300	305
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	6,265	6,281
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	6,005	6,020
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	20	20
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	2,145	2,153
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	2,985	2,994
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	1,985	1,991
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	490	491
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	3,000	2,982
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,150	1,137
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	13,655	13,503
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	815	810
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	320	318
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	1,535	1,524
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	9,080	9,000
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/54	1,480	1,467
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	230	241
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	300	319
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	495	526
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	80	85
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	250	266
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	355	378
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	685	730
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	1,330	1,425
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	120	127
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	570	606
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	300	321
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	500	529
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	125	134
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	140	146
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	100	106
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	30	31
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	100	106
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	490	510
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	415	429
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,150	2,245
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	165	174
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	75	78
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	90	95
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	220	228
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	60	62
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	740	763
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	10	10
6

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	175	183
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	270	284
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	700	723
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,175	2,252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	40	41
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	645	668
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	260	272
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	155	163
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	90	93
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	55	57
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	35	37
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	125	128
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	1,815	1,879
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	85	87
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	80	82
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	280	288
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	705	726
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	5,285	5,373
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	295	300
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	240	245
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	155	158
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	435	438
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	700	710
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	185	186
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	395	401
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	1,415	1,434
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	1,640	1,663
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	130	131
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,000
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/49	1,160	1,162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	100	100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	8,555	8,506
[7]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,700
[7]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,058
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	7,320	7,671
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	5,679
	Palomar Health GO	0.000%	8/1/37	5,415	2,553
[4]	Palomar Health GO	7.000%	8/1/38	10,000	10,980
	Poway Unified School District GO	0.000%	8/1/51	14,500	3,990
[7]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,358
[7]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,002
	Romoland School District Special Tax Revenue	5.000%	9/1/49	1,000	1,008
[6]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/28	15,815	13,712
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,787
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,340
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	8,747
	San Diego CA Unified School District GO	5.000%	7/1/41	475	540
	San Diego CA Unified School District GO	5.000%	7/1/42	1,055	1,189
	San Diego CA Unified School District GO	5.000%	7/1/43	510	568
	San Diego CA Unified School District GO	5.000%	7/1/44	645	713
	San Diego CA Unified School District GO	5.000%	7/1/45	500	549
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	16,324
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	4,960	4,796
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,031
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	5,035	3,730
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,371
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	1,735	1,808
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	19,240	19,722
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	1,000	1,032
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,549
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,010
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,738
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,689
	San Francisco Unified School District GO	5.000%	6/15/44	1,250	1,310
[7]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	1,955
[7]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,066
7

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/35	13,545	14,875
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/47	5,165	5,559
[7]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/45	5,500	5,627
[7]	Sanger Unified School District GO	3.000%	8/1/44	2,000	1,557
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,283
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,407
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	3,786
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,585	1,277
[7]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,303
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,224
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	6/1/46	1,500	1,578
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/37	4,855	5,102
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	7,175	7,461
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/31	4,710	5,017
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/53	7,295	7,416
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/38	2,500	2,622
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/44	470	477
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/49	7,545	7,694
	Southwestern Community College District GO	3.000%	8/1/40	2,000	1,680
	State Center Community College District GO	3.000%	8/1/39	2,600	2,225
	State Center Community College District GO	3.000%	8/1/41	5,250	4,283
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	600	565
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/45	1,375	1,080
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/50	1,500	1,112
	University of California College & University Revenue	5.000%	5/15/38	4,940	5,470
	University of California College & University Revenue	5.000%	5/15/44	2,250	2,390
	University of California College & University Revenue	5.000%	5/15/45	2,105	2,228
	University of California College & University Revenue	5.000%	5/15/46	7,895	8,336
	University of California College & University Revenue	5.000%	5/15/47	5,155	5,432
	University of California College & University Revenue	5.000%	5/15/53	25,790	26,974
[7]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,294
					1,148,110
Colorado (2.0%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,517
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	1,370	1,350
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	1,000	985
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/47	3,165	3,294
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/48	3,170	3,296
	Adams County CO COP	4.000%	12/1/54	1,000	902
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	7,130	7,456
[5]	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/36	1,365	1,500
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	2,000	2,125
[5]	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/50	1,360	1,420
[5]	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/55	1,870	1,937
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/46	2,850	2,665
	Brighton CO Water Activity Water Revenue (Water System Project)	5.000%	6/1/52	7,000	7,215
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/55	7,000	6,487
[7]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,048
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/48	1,300	1,355
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/53	2,650	2,754
[2]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/29	3,164	3,133
	Colorado COP	4.000%	12/15/35	1,000	998
	Colorado COP	6.000%	12/15/40	5,000	5,721
	Colorado COP	6.000%	12/15/41	3,570	4,047
	Colorado COP	4.000%	3/15/46	4,530	4,065
	Colorado COP	5.000%	11/1/49	6,505	6,756
	Colorado COP	5.000%	11/1/53	2,300	2,376
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,017
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,149
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	4,764
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	600
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	1,030
8

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	4,796
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,020	1,067
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,600	2,507
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,550	1,654
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	5,375	5,135
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,925	1,797
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,245
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,235	2,337
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	26,410	24,840
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,750	1,796
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,286
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	2,000	2,038
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	17,350	15,119
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	5,584
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	6,765
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/54	9,665	9,855
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/26	1,010	1,031
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	815
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	875	878
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.750%	5/1/50	800	798
[5]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/55	1,770	1,973
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	6,000	6,253
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,056
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,170	1,249
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,665	1,766
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,180	1,245
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,118
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/47	2,000	2,069
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	4,000	4,196
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	15,675	16,514
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/43	1,295	1,311
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/48	1,250	1,306
[7]	Colorado Water Resources & Power Development Authority Sewer Revenue	5.000%	9/1/55	1,730	1,762
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/42	1,600	1,712
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/43	1,630	1,734
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/44	1,085	1,144
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/54	9,645	9,967
	Denver City & County School District No. 1 GO	3.000%	12/1/43	2,565	2,004
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,240	1,291
[2]	DIATC Metropolitan District GO	5.000%	12/1/39	1,000	941
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,582
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,528
[6]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,402
[9]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.671%	9/1/39	3,825	3,785
	Eagle County School District No. Re50J GO	4.000%	12/1/41	2,535	2,427
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,143
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,266
	Grand County School District No. 2 East Grand GO	4.000%	12/1/39	1,390	1,378
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/42	1,000	1,059
[4]	Gypsum CO Sewer Revenue	4.000%	12/1/49	1,345	1,232
[4]	Gypsum CO Sewer Revenue	5.000%	12/1/54	8,675	8,936
	Independence Metropolitan District No. 3 GO	5.375%	12/1/54	1,540	1,405
	Jefferson County School District R-1 GO	4.000%	12/15/37	2,220	2,216
[7]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	3,953	3,612
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	5,774
	Parker CO Water & Sanitation District Water Revenue	4.000%	11/1/52	12,800	11,645
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/46	1,000	1,026
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	1,958
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	2,991
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,271
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	4,625
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,050	892
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/54	1,250	1,265
	University of Colorado College & University Revenue	4.125%	6/1/45	1,000	961
	University of Colorado College & University Revenue	4.125%	6/1/45	1,000	961
	University of Colorado College & University Revenue	4.000%	6/1/48	4,900	4,580
	University of Colorado College & University Revenue	4.250%	6/1/55	4,000	3,744
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,368
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	3,000	3,073
9

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,094
[7]	Whispering Pines Metropolitan District No. 1 GO	5.000%	12/1/52	1,000	1,007
					340,122
Connecticut (0.5%)
	Connecticut GO	3.000%	1/15/33	1,090	1,027
	Connecticut GO	3.000%	6/1/35	1,000	902
	Connecticut GO	4.000%	1/15/36	9,230	9,357
	Connecticut GO	3.000%	6/1/38	2,000	1,708
	Connecticut GO	3.000%	1/15/39	4,710	3,974
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,262
	Connecticut GO	3.000%	1/15/40	4,790	3,951
	Connecticut GO	3.000%	11/15/42	1,600	1,286
[5]	Connecticut GO	5.000%	3/15/43	385	409
	Connecticut GO	3.000%	11/15/43	1,000	789
[5]	Connecticut GO	5.000%	3/15/44	225	238
[5]	Connecticut GO	5.000%	3/15/45	215	227
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	1,460	1,461
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	2,710	2,656
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	3,500	3,747
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,635	2,867
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,257
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,513
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	8,160	8,063
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/44	2,670	2,820
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/45	1,430	1,507
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,681
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,433
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,925	2,741
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,300	1,198
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,830	1,662
	Metropolitan District GO	5.000%	7/15/36	1,750	1,814
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/34	3,690	3,553
[2]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/35	4,000	3,943
	Norwalk Housing Authority Revenue	4.400%	9/1/42	1,250	1,244
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.500%	10/1/55	1,000	1,004
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.250%	10/1/60	600	585
	University of Connecticut College & University Revenue	5.000%	8/15/42	1,000	1,071
	University of Connecticut College & University Revenue	5.000%	8/15/43	700	747
					83,697
Delaware (0.3%)
[2]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	9,942	7,887
	Delaware GO	4.000%	5/1/41	13,700	13,583
	Delaware GO	4.000%	5/1/43	13,140	12,722
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	980
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	304
	University of Delaware College & University Revenue	5.000%	11/1/41	1,620	1,783
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,741
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,011
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,086
	University of Delaware College & University Revenue	5.000%	11/1/43	2,090	2,269
					45,366
District of Columbia (1.2%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,369
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	898
	District of Columbia College & University Revenue	3.000%	4/1/40	700	557
	District of Columbia College & University Revenue	3.000%	4/1/41	750	583
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,524
	District of Columbia GO	4.000%	6/1/34	6,000	6,026
	District of Columbia GO	5.000%	10/15/37	5,000	5,194
	District of Columbia GO	5.000%	10/15/38	3,105	3,219
	District of Columbia GO	5.000%	6/1/42	8,555	8,600
	District of Columbia GO	5.000%	6/1/43	1,000	1,011
	District of Columbia GO	5.000%	10/15/44	14,020	14,275
	District of Columbia Income Tax Revenue	5.000%	3/1/40	2,605	2,708
	District of Columbia Income Tax Revenue	5.000%	5/1/42	1,680	1,771
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,720	4,806
	District of Columbia Income Tax Revenue	5.250%	5/1/48	7,875	8,275
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,425
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,242
10

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,283
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	978
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	2,000	1,981
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,735	1,559
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,009
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	39,740	34,287
[7]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	11,641
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	29,677
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	478
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,095
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	1,400	1,237
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	4,000	3,955
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	2,540	2,477
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	4,000	3,238
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,330	1,413
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	3,860	4,001
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/46	2,295	2,061
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	1,045	1,070
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	4,000	3,688
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	12,825	13,219
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	3,905	4,077
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/59	15,000	15,691
					205,598
Florida (4.7%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	978
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	2,037
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	17,000	14,318
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/56	3,335	3,658
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	5,500	5,831
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	999
	Cape Coral FL Sewer Revenue	5.000%	9/1/43	1,000	1,056
[1]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/48	1,250	1,327
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,500	1,548
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	10,063
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/49	3,270	2,976
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/54	1,400	1,251
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/49	1,000	880
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/55	845	781
[2]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/50	500	465
[2]	Capital Trust Authority Charter School Aid Revenue	6.250%	6/15/53	4,250	4,336
[2]	Capital Trust Authority Charter School Aid Revenue	6.375%	6/15/58	3,600	3,684
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.000%	6/15/34	610	620
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.625%	6/15/44	405	409
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.000%	6/15/54	1,050	1,066
[2]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.125%	6/15/60	1,000	1,017
[7]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,287
[7]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,405
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	1,000	1,070
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,074
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,515	16,213
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,000	963
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,004
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,135	1,074
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,100	1,029
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/54	2,570	2,623
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/43	8,260	7,863
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/54	560	543
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/59	600	571
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/51	395	376
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/51	905	861
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	3,000	2,666
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,805
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,486
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,527
11

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,110	1,125
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,009
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/49	4,000	4,060
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/55	10,000	10,114
	Florida GO	4.000%	6/1/33	15,995	16,002
	Florida GO	4.000%	7/1/41	6,875	6,685
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	349
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	399
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	396
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	662
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/55	3,250	3,537
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	3,295	3,617
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,519
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	5,600	5,704
	Fort Lauderdale FL (Parks & Recreation Projects) GO	3.000%	7/1/49	8,990	6,700
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/48	5,250	5,478
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/53	8,000	8,262
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	4,750	5,098
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	5,335	5,758
	Fort Myers FL Utility System Water Revenue	5.500%	10/1/49	5,000	5,373
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,274
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	8,443
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.250%	6/1/54	5,275	5,480
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.800%	5/1/54	1,000	974
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.450%	5/1/55	750	709
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,068
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,050
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,445
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,522
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,330	3,175
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	12,876
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,770
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	14,725	12,598
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,082
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,005
	Kissimmee FL Miscellaneous Revenue	5.000%	10/1/54	19,695	20,217
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	2,000	2,112
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,290	1,321
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,475	1,503
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,195	2,230
	Lee County School Board COP	4.000%	8/1/46	1,165	1,058
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	8,870	9,554
	Marco Island FL Sales Tax Revenue	2.000%	10/1/37	1,020	734
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,642
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Programs)	5.250%	1/1/49	8,000	8,396
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	2,915
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,501
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,637
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,758
[2,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,390	3,479
[2,7]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,084
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	15,000	15,446
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/42	8,810	9,286
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/43	17,560	18,353
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/40	4,420	4,337
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,608
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,176
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	5,175
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	9,433
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	4,710
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	6,019
	Miami-Dade County FL GO	2.375%	7/1/40	955	694
	Miami-Dade County FL GO	5.000%	7/1/43	1,385	1,425
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,020
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,441
12

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	10
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	3,850
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	12,844
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.500%	6/1/55	15,000	16,154
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/38	3,680	3,655
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	1,750	718
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/54	4,435	4,558
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	4,323
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	3,225	3,286
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	12,500	12,796
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/48	3,875	4,037
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/51	2,335	1,634
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	898
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	986
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	5,860	5,141
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/40	1,677	1,597
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,054
[7]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	13,565
	Mirada Community Development District Special Assessment Revenue	6.000%	5/1/55	1,355	1,339
	Monroe County FL Sales Tax Revenue	5.000%	4/1/46	5,600	5,709
[2]	Normandy Community Development District Special Assessment Revenue	5.550%	5/1/54	1,000	932
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/54	840	836
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,428
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	14,025	12,059
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	7,000	7,037
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/56	23,460	24,028
[7]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/36	2,335	2,391
[7]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/38	3,160	3,222
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/31	6,000	6,944
	Osceola County Expressway Authority Highway Revenue, Prere.	6.250%	10/1/31	7,540	8,769
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	250	258
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	250	256
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	250	255
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	9,455	8,127
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/43	1,000	976
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/53	1,500	1,456
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.250%	6/1/59	3,625	3,528
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	4,864
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,432
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	500	490
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,975	1,892
	Palm Beach County School District COP	5.000%	8/1/39	1,000	1,069
[2]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	10,000	10,682
[7]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/37	1,030	1,129
[7]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/38	885	962
[7]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/39	1,390	1,503
[7]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/40	3,090	3,326
[7]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/44	3,725	3,946
[7]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.750%	9/1/54	8,000	8,540
[7]	Pasco County School Board COP	5.000%	8/1/43	5,840	6,022
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/48	3,285	3,106
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.125%	12/15/53	2,355	2,224
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	12,029
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/50	6,725	6,902
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41	7,500	7,578
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,000	5,179
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,110	7,301
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	6,850	6,349
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	3,150	2,971
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	4,298
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,000	4,494
[7]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/53	10,000	10,253
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/52	3,570	3,666
13

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	3,055
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,395
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	614
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	4,735	4,761
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	254
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	2,010	1,135
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,601
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	535
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	480
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	743
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/47	4,155	4,340
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	5,425	5,561
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/55	400	387
[2]	Village Community Development District No. 15 Special Assessment Revenue	5.250%	5/1/54	5,000	5,003
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/49	7,500	7,541
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	5,215	5,359
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	1,500	1,542
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	6,000	6,119
					799,610
Georgia (2.8%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/38	10,270	10,770
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/43	16,775	17,202
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,502
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	1,000	1,074
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,450	1,540
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,085	2,200
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/43	1,840	1,931
[10]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,608
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/38	1,000	971
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/40	2,000	1,923
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/41	1,000	948
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	1,000	993
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/55	10,330	10,428
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,255
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/39	955	1,002
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	3.000%	7/1/41	1,000	762
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/42	1,000	936
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	10,000	8,571
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.750%	4/1/53	5,205	5,602
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,000	3,141
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/44	4,990	5,067
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,371
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,210
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,367
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	942
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	925
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	770
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	976
[6]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	1,280	1,294
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	7,945	7,733
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	6,205	6,062
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,875
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	5,000	4,424
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	3,000	2,840
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	4,000	3,098
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	5,650	4,245
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,627
14

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	4,914
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.250%	2/15/45	4,520	4,544
[7]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,310	1,346
[7]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	1,965	2,000
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	4,865	5,014
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	5,790	5,966
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/50	4,000	4,063
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,215	2,405
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/49	7,500	5,541
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/51	2,750	1,984
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/42	1,275	1,264
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	15,080
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/28	1,450	1,495
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,298
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	20,190	20,194
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	2,265	2,264
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	7,335	7,304
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	3,015	3,116
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	3,625	3,594
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	22,675	23,634
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	4,855	5,023
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	38,075	39,808
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	6,325	6,559
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	2,115	2,221
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	22,370	23,457
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	21,000	22,083
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	21,820	22,577
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	33,220	34,869
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/32	12,715	13,422
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	11,780	12,226
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,018
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,197
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,740
[2]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	21,938
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	673
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/37	1,000	992
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/40	1,030	984
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	4,914
					465,906
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/38	780	796
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/39	800	811
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/40	650	657
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/41	780	782
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/42	975	974
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,050	2,043
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,572
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	792
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	3,785	3,616
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,235	1,120
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,065
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,067
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	2,820	3,016
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	117
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,371
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	270	286
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,400
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	650	678
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	385	388
					25,551
Hawaii (0.4%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/49	5,920	6,136
	Hawaii GO	4.000%	10/1/31	6,770	6,793
	Hawaii GO	5.000%	1/1/37	18,720	19,237
	Hawaii GO	5.000%	1/1/38	7,015	7,193
15

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,804
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	2,878
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,264
	Hawaii State Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,644
	Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/51	5,920	4,321
	Honolulu HI City & County GO	5.000%	7/1/44	1,000	1,051
	Honolulu HI City & County GO	5.000%	7/1/45	1,000	1,049
	Honolulu HI City & County GO	5.000%	7/1/46	1,000	1,044
	Honolulu HI City & County GO	5.000%	7/1/47	1,000	1,042
	Honolulu HI City & County GO	5.000%	7/1/48	1,000	1,041
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/34	4,875	5,504
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,519
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	2,605	2,900
	Maui County HI GO	4.000%	3/1/37	685	685
	Maui County HI GO	4.000%	3/1/38	1,500	1,485
					72,590
Idaho (0.4%)
[2]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/53	887	891
	Boise City ID Water Renewal Water Revenue	5.000%	9/1/51	10,060	10,309
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/33	1,300	1,132
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,325
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,158
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	4.375%	3/1/53	1,000	914
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	5.250%	3/1/53	4,795	4,903
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,201
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	15,005
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,434
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,349
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/49	3,500	3,213
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	5,610	6,103
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	2,000	2,073
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/48	6,600	6,028
					69,038
Illinois (4.8%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	494
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,005
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,054
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	998
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,280
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,556
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,250	1,300
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,250	1,283
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,000	1,054
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,095	1,149
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	4,640	4,692
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	22,125	23,228
[6]	Chicago Board of Education GO	5.500%	12/1/26	4,035	4,082
[6]	Chicago Board of Education GO	0.000%	12/1/27	9,375	8,424
[6]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,934
[6,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,934
[12]	Chicago Board of Education GO	5.500%	12/1/30	3,640	3,765
[6]	Chicago Board of Education GO	0.000%	12/1/31	15,000	11,252
[6,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,862
[7]	Chicago Board of Education GO	5.000%	12/1/31	625	643
[7]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,542
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,427
	Chicago Board of Education GO	5.125%	12/1/32	1,250	1,250
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,585
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,012
[7]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,020
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,820
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,171
	Chicago Board of Education GO	5.000%	12/1/39	750	747
[2]	Chicago Board of Education GO	7.000%	12/1/46	1,815	1,874
	Chicago Board of Education GO	4.000%	12/1/47	6,500	5,285
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,474
	Chicago Board of Education GO	6.000%	12/1/49	27,500	28,953
	Chicago IL GO	5.000%	1/1/28	1,495	1,536
	Chicago IL GO	5.000%	1/1/33	3,920	4,061
16

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Chicago IL GO	0.000%	1/1/34	1,000	687
	Chicago IL GO	5.000%	1/1/34	9,750	10,275
	Chicago IL GO	4.000%	1/1/35	2,500	2,351
	Chicago IL GO	5.500%	1/1/39	1,230	1,284
	Chicago IL GO	4.000%	1/1/40	11,457	10,090
	Chicago IL GO	5.500%	1/1/40	1,000	1,037
	Chicago IL GO	5.500%	1/1/41	4,000	4,092
	Chicago IL GO	5.500%	1/1/43	1,000	1,016
	Chicago IL GO	5.000%	1/1/44	15,430	15,128
	Chicago IL GO	5.000%	1/1/45	15,620	15,074
	Chicago IL GO	4.000%	1/1/49	13,632	10,912
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/41	1,000	1,052
[7]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,019
[7]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,975	6,168
[7]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	17,145	18,052
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,329
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,312
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	2,975
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,256
[7]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	24,772
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	971
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,068
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/40	1,700	1,845
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	12,143
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	12,000	12,283
	Chicago Park District GO	5.000%	1/1/41	2,285	2,357
	Chicago Park District GO	5.000%	1/1/42	1,290	1,323
	Chicago Park District GO	5.000%	1/1/43	1,450	1,481
	Chicago Park District GO	5.000%	1/1/44	1,290	1,313
	Chicago Park District GO	5.000%	1/1/45	1,140	1,157
	Chicago Park District GO	5.000%	1/1/47	1,750	1,772
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/49	23,000	23,369
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	8,227
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	16,528
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/40	1,100	1,131
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/41	1,060	1,081
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/42	1,025	1,039
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/43	1,515	1,527
	Cook County IL GO	5.000%	11/15/31	450	483
	Cook County IL GO	5.000%	11/15/32	295	316
	Cook County IL Sales Tax Revenue	5.000%	11/15/43	1,000	1,027
	Cook County IL Sales Tax Revenue	5.000%	11/15/44	1,050	1,077
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	7,295	7,598
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	8,342
	Elmhurst Park District GO	4.250%	12/15/49	8,380	7,949
[2]	Elwood IL GO	6.250%	3/1/44	3,975	4,195
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	3,505	3,414
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/38	4,850	4,530
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	2,990	2,710
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,350	1,158
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	4,000	4,439
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,019
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,078
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,690
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	3,868
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,236
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,570
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	2,874
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	2,850
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	1,875
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,535	6,338
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	1,863
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,861
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	1,085	1,128
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	7,790	7,178
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	1,370	1,411
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/42	5,000	5,059
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	199
17

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,070
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,555	2,149
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	4,000	4,076
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	15,080	15,198
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	4,800	3,949
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	689
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/35	3,190	3,368
	Illinois GO	4.000%	6/1/33	1,575	1,531
	Illinois GO	4.000%	12/1/33	4,000	3,926
	Illinois GO	5.000%	5/1/37	2,835	2,960
	Illinois GO	4.000%	7/1/37	7,410	6,960
	Illinois GO	5.250%	5/1/38	1,570	1,659
	Illinois GO	4.000%	3/1/39	1,550	1,431
	Illinois GO	5.250%	5/1/39	6,205	6,534
	Illinois GO	5.500%	5/1/39	1,000	1,049
	Illinois GO	4.000%	10/1/39	6,665	6,088
	Illinois GO	5.250%	5/1/40	4,555	4,761
	Illinois GO	5.250%	5/1/41	6,705	6,988
	Illinois GO	5.500%	3/1/42	3,000	3,153
	Illinois GO	5.250%	5/1/42	6,345	6,557
	Illinois GO	5.250%	5/1/43	4,430	4,554
	Illinois GO	5.125%	10/1/43	4,500	4,588
	Illinois GO	5.750%	5/1/45	3,000	3,131
	Illinois GO	5.500%	5/1/47	8,805	9,069
	Illinois GO	5.250%	5/1/48	4,000	4,064
	Illinois GO	5.000%	12/1/48	10,000	9,993
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.150%	10/1/41	720	493
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/26	8,610	8,716
[2]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	4,881	4,902
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,184
	Illinois Sales Tax Revenue	5.000%	6/15/42	5,000	5,181
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,238
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	3,200	3,103
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	11,000	11,024
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	5,230	4,995
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,750	5,843
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	5,095	5,205
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,960	7,351
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	1,110	1,025
	Kane Cook & DuPage Counties School District No. U-46 Elgin GO	4.000%	1/1/41	1,490	1,430
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	153
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	507
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	13,545
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	13,240
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,544
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,282
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	7,112
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,180
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	4,000	2,544
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	4,500	2,389
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	15,000	6,892
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/40	500	236
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/40	500	230
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/41	2,000	882
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/41	1,750	753
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/42	13,285	11,763
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/44	8,000	3,060
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/47	7,240	6,039
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/52	15,490	12,462
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/53	5,000	4,898
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/37	3,055	2,936
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/44	5,000	4,623
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/51	11,500	2,816
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	3,000	2,742
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	4,177
[5]	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/55	5,420	5,545
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,205	3,469
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,000	1,087
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,048
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,765	1,832
18

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/39	4,350	4,707
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,597
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,003
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,389
					817,451
Indiana (0.4%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/39	1,250	1,361
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/40	1,260	1,387
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/41	1,000	1,093
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	1,250	1,312
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,065
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/41	1,225	1,253
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/43	1,200	1,210
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/44	1,200	1,203
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	10,000	10,233
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,100
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	12,645
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	1,905	1,634
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,000	1,068
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	1,000	1,040
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	649
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/44	1,000	1,018
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,000	1,121
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/48	4,130	4,587
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	8,468
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,379
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/42	1,795	1,892
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/43	2,415	2,537
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/44	2,000	2,094
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,599
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,619
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,277
	Northern Indiana Commuter Transportation District Transit Revenue	5.250%	1/1/49	4,000	4,202
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	820
					75,866
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	5,000	4,787
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,125	909
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/55	1,960	1,568
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/59	3,075	2,905
	Iowa Finance Authority Water Revenue	5.000%	8/1/44	1,915	1,979
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	1,105	1,154
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	2,956
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	4,590
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,250	3,658
					24,506
Kansas (0.3%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,024
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,015
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,849
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/46	3,465	3,571
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/49	5,860	6,001
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,221
[1]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/50	9,400	9,646
[1]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/55	19,220	19,998
					59,325
Kentucky (1.2%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	349
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	346
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/40	1,495	1,514
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,030
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	745
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	16,450	16,456
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	4,445	4,447
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	14,915	14,955
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	11,105	11,084
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/29	30,015	31,510
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	27,255	28,305
19

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	2,825	2,811
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	2,875	3,055
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	20,495	21,461
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/34	2,010	2,306
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	10,000	11,272
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,003
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	905	965
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/42	1,150	1,247
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	1,565	1,476
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,110	1,020
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,535
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	5/15/52	20,675	19,764
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	986
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,707
	University of Kentucky College & University Revenue	4.000%	4/1/35	5,000	4,918
	University of Kentucky College & University Revenue	4.000%	4/1/36	3,845	3,758
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,443
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,560	1,615
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,500	1,544
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/49	4,000	4,168
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/54	9,250	9,576
					209,371
Louisiana (0.4%)
[7]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,633
[7]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,215
[7]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,290
[7]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,524
[7]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,187
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/55	1,165	1,265
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,539
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,715	3,813
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Loop Common Project)	4.500%	7/1/42	2,264	2,257
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	2,117	2,119
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/32	120	113
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	13,656
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,432
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,547
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,671
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,250
[4]	Shreveport LA GO	5.000%	3/1/49	1,000	1,015
[4]	Shreveport LA GO	5.000%	3/1/54	1,255	1,267
[7]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,324
[7]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,526
[7]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,012
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,598
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	1,530	1,533
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	2,975	2,925
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,746
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	470	458
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,025	989
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	1,105	1,058
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	745	694
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/42	965	871
					64,527
Maine (0.3%)
	Bar Harbor ME GO	5.000%	9/1/54	2,370	2,478
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	842
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	930
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,068
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,118
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,159
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,664
20

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,641
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,687
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,772
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	1,000	822
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	1,745	1,550
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,331
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,672
	University of Maine System College & University Revenue	5.500%	3/1/57	5,845	6,095
	University of Maine System College & University Revenue	5.500%	3/1/62	7,640	7,945
					45,774
Maryland (1.3%)
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	9,115	9,288
[13]	Freddie Mac Pool	3.650%	12/1/37	3,955	3,751
[13]	Freddie Mac Pool	3.600%	1/1/41	7,389	6,747
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.750%	7/1/39	1,410	1,225
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/41	4,960	4,878
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	4,050	4,051
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	6,675	6,576
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	5,505	5,653
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,480	2,627
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/32	3,650	3,659
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	1,700	1,344
	Maryland GO	5.000%	6/1/39	1,650	1,816
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,110
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	307
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,090
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	145
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	3,405	3,261
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,435	3,271
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	5,985	5,214
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,545	1,535
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	3,010	2,538
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	2,640	2,670
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/54	4,250	4,344
[2,9]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.160%	7/1/41	14,045	14,045
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/35	1,010	1,018
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/37	1,740	1,729
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/38	1,090	1,074
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/39	1,500	1,473
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/40	2,000	1,933
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/52	5,810	5,315
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,204
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/54	15,000	15,230
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/50	3,000	3,181
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,310
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,732
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,060
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,440
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,294
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	10,685	7,988
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	20,690	21,097
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	4,977
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,170
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/49	3,380	3,384
	Prince George's County MD COP	5.000%	10/1/43	15,780	16,083
	Prince George's County MD GO	5.000%	7/15/39	2,805	2,890
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,540
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/42	9,630	9,392
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/42	1,065	1,039
					214,698
Massachusetts (4.5%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,042
	Ashland MA GO	3.000%	8/1/52	3,500	2,487
	Attleboro MA GO	2.625%	10/15/50	3,335	2,143
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/47	3,000	2,760
	Bristol-Plymouth MA Regional Vocational Technical School District GO	4.000%	4/1/52	1,855	1,656
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	12,526
21

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,637
	Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	13,972
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	3,128
	Commonwealth of Massachusetts GO	4.000%	2/1/40	3,000	2,917
	Commonwealth of Massachusetts GO	5.000%	11/1/43	675	706
	Commonwealth of Massachusetts GO	5.250%	1/1/44	5,405	5,588
	Commonwealth of Massachusetts GO	5.000%	5/1/44	2,800	2,937
[5]	Commonwealth of Massachusetts GO	5.000%	4/1/45	1,245	1,316
	Commonwealth of Massachusetts GO	5.000%	11/1/45	2,015	2,091
	Commonwealth of Massachusetts GO	3.000%	3/1/48	3,280	2,420
	Commonwealth of Massachusetts GO	3.000%	4/1/48	12,500	9,219
	Commonwealth of Massachusetts GO	5.000%	5/1/48	16,370	16,920
	Commonwealth of Massachusetts GO	3.000%	4/1/49	3,980	2,905
	Commonwealth of Massachusetts GO	5.000%	5/1/49	7,000	7,258
	Commonwealth of Massachusetts GO	5.000%	11/1/49	5,000	5,146
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	5,812
	Commonwealth of Massachusetts GO	5.000%	9/1/50	4,500	4,600
	Commonwealth of Massachusetts GO	5.000%	11/1/50	6,810	6,934
	Commonwealth of Massachusetts GO	5.000%	9/1/51	13,755	14,033
	Commonwealth of Massachusetts GO	5.000%	10/1/51	3,630	3,749
	Commonwealth of Massachusetts GO	5.000%	10/1/53	12,960	13,374
	Commonwealth of Massachusetts GO	5.000%	12/1/53	7,850	8,129
	Commonwealth of Massachusetts GO	5.000%	1/1/54	44,060	45,472
	Commonwealth of Massachusetts GO	5.000%	5/1/54	33,000	34,092
	Commonwealth of Massachusetts GO	5.000%	8/1/54	21,850	22,588
[5]	Commonwealth of Massachusetts GO	5.000%	4/1/55	10,330	10,682
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/49	15,290	15,538
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	27,050	27,644
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	16,000	16,354
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	5,500	5,688
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/54	35,000	36,295
	East Longmeadow MA GO	4.000%	11/1/49	7,510	6,811
	Harvard MA GO	3.000%	8/15/37	1,210	1,076
	Hingham MA GO	3.000%	2/15/36	810	739
	Leominster MA GO	3.000%	3/1/52	1,250	872
	Lowell MA GO	2.000%	9/1/39	1,445	1,042
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,359
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	12,000	12,140
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/47	13,325	13,847
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/52	10,000	10,574
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,795	7,980
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	6,075	6,388
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/54	15,920	16,809
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,250	1,259
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	2,200	2,212
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,000	1,004
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	4,300	3,740
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,060	1,062
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,010	1,009
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	7,425	8,290
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	4,818
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	2,865
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	725	652
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	3,846
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/48	5,250	5,283
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	1,000	1,039
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	895	645
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,000	5,366
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	1,000	945
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,900	6,295
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	690
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/35	10,195	11,411
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	43
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	4,778
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	43
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	48
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	7,500	7,400
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	47
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,455	1,575
22

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,685	1,698
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/41	6,600	6,193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	7,500	6,260
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	2,000	1,715
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	11,870	10,529
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	4,850	4,838
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/54	3,560	3,308
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/54	270	260
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/60	215	205
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	5,000	4,246
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	1,000	820
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	5,990
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,527
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	13,370
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,306
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	13,565	13,822
	Maynard MA GO	4.000%	4/15/44	1,520	1,409
	Milford MA GO	2.250%	12/1/44	2,000	1,297
	Milford MA GO	2.125%	12/1/48	5,000	2,928
	Milford MA GO	2.500%	12/1/51	3,000	1,840
	Nauset Regional MA School District GO	4.000%	5/15/45	1,160	1,086
	New Bedford MA GO	4.000%	9/1/52	1,960	1,748
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	4,554
	Springfield MA GO	3.250%	3/1/47	7,795	6,063
	Springfield MA GO	3.250%	3/1/52	9,815	7,236
	Swampscott MA GO	3.000%	3/1/52	2,855	1,995
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/46	3,700	3,397
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/47	1,000	911
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/54	23,770	20,806
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,335
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,107
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,220
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	2,825	2,846
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	41,605	41,994
	Waltham MA GO	3.000%	8/15/42	1,165	938
	Waltham MA GO	3.000%	8/15/43	1,195	944
	Waltham MA GO	3.000%	8/15/44	1,235	961
	Waltham MA GO	3.000%	8/15/45	1,260	966
	Waltham MA GO	2.500%	10/15/50	5,000	3,196
	Weymouth MA GO	2.000%	9/15/41	1,180	803
	Weymouth MA GO	2.250%	9/15/50	4,420	2,578
[7]	Worcester MA GO	3.000%	2/1/36	6,795	6,078
[7]	Worcester MA GO	3.000%	2/1/37	3,690	3,236
	Worcester MA GO	2.000%	2/1/41	7,400	5,090
	Worcester MA GO	2.000%	2/1/42	7,465	4,980
	Worcester MA GO	4.000%	2/15/44	2,530	2,346
					761,735
Michigan (2.1%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	5,649
	Ann Arbor School District GO	3.000%	5/1/33	6,150	5,714
	Ann Arbor School District GO	3.000%	5/1/35	6,525	5,872
	Bloomfield Hills School District GO	5.000%	5/1/48	1,250	1,286
	Bloomfield Hills School District GO	5.000%	5/1/50	1,000	1,026
[7]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,280
[14]	East Lansing School District GO	5.000%	5/1/39	1,000	1,020
[14]	East Lansing School District GO	5.000%	5/1/42	2,000	2,025
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,110
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,071
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	5,000	5,107
[7]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,024
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,450	1,520
[5,14]	Howell Public Schools GO	5.000%	5/1/36	1,500	1,641
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,610
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,100
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,070
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,072
23

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Karegnondi Water Authority Water Revenue	5.000%	11/1/43	4,000	4,214
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	605
[14]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	1,006
[14]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	994
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	7,000	7,102
	Lansing Community College GO	3.000%	5/1/49	3,755	2,808
[7]	Lapeer Community Schools GO	5.250%	5/1/46	4,700	4,912
[14]	Linden Community School District GO	4.000%	5/1/43	1,450	1,334
[14]	Linden Community School District GO	4.000%	5/1/45	1,445	1,312
[14]	Mattawan MI Consolidated School District GO	5.000%	5/1/54	2,000	2,044
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	5,891
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	4,475
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	793
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	751
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,074
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	2,932
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,237
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	7,822
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,192
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	16,347
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	9,290	8,699
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/42	1,200	1,136
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,000	10,958
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	21,080	17,946
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/54	3,775	3,477
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	5,000	4,369
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	6,000	5,253
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	6,000	6,059
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,510	1,583
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	5,000	4,229
	Michigan Finance Authority Water Revenue	5.000%	10/1/42	5,330	5,708
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	501
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/39	650	697
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/40	875	934
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/42	1,350	1,419
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/47	5,000	4,606
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	6,105	6,397
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/39	1,885	1,860
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/41	2,235	2,173
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	13,310	9,512
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/59	10,350	10,919
[5]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	1,655	1,705
[5]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/45	1,480	1,521
[5]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,330	1,363
[5]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/35	4,240	4,559
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	932
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	1,790	1,841
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	7,560	8,031
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	11,310	12,114
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	7,015	7,646
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/55	12,670	13,873
	Michigan State University College & University Revenue	5.000%	2/15/48	1,390	1,406
	Michigan State University College & University Revenue	5.000%	8/15/49	4,000	4,154
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,531
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	4,937
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	1,500	1,430
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/44	4,405	4,093
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,995	3,275
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,042
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	2,910
	Oakland University College & University Revenue	5.000%	3/1/43	3,700	3,825
	Rochester Community School District GO	3.000%	5/1/33	1,000	920
[14]	Rockford Public Schools GO	5.000%	5/1/49	5,710	5,847
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,665
[14]	Saginaw City School District GO	4.000%	5/1/44	4,000	3,707
	Southfield MI GO	3.000%	5/1/33	1,000	920
[5,14]	Southfield Public Schools GO	5.250%	5/1/50	750	780
[5,14]	Southfield Public Schools GO	5.250%	5/1/55	1,880	1,942
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,108
24

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	314
[7]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	403
[7]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	338
[7]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,039
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	3,743
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	3,771
					348,162
Minnesota (1.3%)
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,205
[13]	Freddie Mac Pool	3.100%	2/1/40	5,797	5,091
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	3,049
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,254
	Mankato Independent School District No. 77 GO	4.000%	2/1/41	7,200	7,050
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/42	4,560	4,411
	Martin County West Independent School District No. 2448 GO	4.000%	2/1/43	4,870	4,632
	Metropolitan Council GO	4.000%	3/1/40	6,025	5,993
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,191
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,375	9,797
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	1,225	1,285
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	2,000	2,076
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,715	2,766
	Minnesota GO	5.000%	8/1/37	6,000	6,411
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	501
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,000	1,026
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	3,800
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,346
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	10,000	6,081
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	5,955	5,875
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,075	2,194
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	950	1,013
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,655	1,783
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	4,760	5,258
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/55	11,950	13,311
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/55	5,995	6,650
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,920	3,248
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	9,740	9,733
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,031
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,067
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	377
	Osseo Independent School District No. 279 GO	4.000%	2/1/39	19,550	19,482
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,896
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	12,000	12,165
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/42	23,050	22,344
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,762
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,766
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	2,920
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	7,500	7,454
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/54	6,540	6,579
	St. Paul Independent School District No. 625 COP	2.000%	2/1/32	3,530	3,052
	St. Paul Independent School District No. 625 GO	4.000%	2/1/38	1,000	991
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,024
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,430	2,923
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,219
					222,082
Mississippi (0.1%)
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/44	1,600	1,691
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/53	8,450	8,768
	Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/44	750	779
	Mississippi Tobacco & Liquor Taxes Revenue	5.000%	10/1/49	3,500	3,587
					14,825
Missouri (1.5%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,711
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	2,923
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,117
[7]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,127
	Independence MO School District GO	3.250%	3/1/40	1,000	880
	Independence MO School District GO	3.250%	3/1/41	1,000	865
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	1,000	1,004
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,227
25

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/42	2,490	2,473
	Kansas City MO GO	4.000%	2/1/36	3,460	3,487
	Kansas City MO GO	4.000%	2/1/37	1,000	1,002
	Kansas City MO GO	4.000%	2/1/39	2,145	2,117
	Kansas City MO GO	4.000%	2/1/42	1,795	1,704
	Kansas City MO GO	4.000%	2/1/43	1,350	1,273
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	730	786
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	1,590	1,505
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/42	1,500	1,590
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/43	2,420	2,264
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/43	1,525	1,612
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,052
	Kansas City MO School District COP	5.000%	4/1/44	6,805	6,918
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,757
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	6,911
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/34	2,660	2,898
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/44	5,010	5,178
	Kansas City MO Water Revenue	5.000%	12/1/41	2,600	2,776
	Kansas City MO Water Revenue	5.000%	12/1/48	2,000	2,083
	Little Blue Valley Sewer District Sewer Revenue	4.000%	9/1/32	3,370	3,387
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,322
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,380
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,000
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,291
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	6,785
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,181
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,219
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,658
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,779
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,834
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,733
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	17,240	15,634
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,511
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	3,965	4,170
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	867
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	2,000	2,025
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/53	7,310	5,100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,800	17,086
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	7,050
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	11,000	11,018
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/50	2,000	1,252
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,130	1,120
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,140	1,121
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/51	2,560	1,541
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/52	800	781
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	6,020	5,941
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,655	3,757
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/38	4,750	5,139
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/39	1,380	1,490
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	4,115	3,761
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/44	2,000	2,042
	Pattonville R-3 School District GO	5.250%	3/1/41	1,150	1,213
	Pattonville R-3 School District GO	5.250%	3/1/42	1,000	1,050
	Republic School District No. R-3 GO	4.000%	3/1/42	3,075	2,950
	Republic School District No. R-3 GO	4.000%	3/1/43	1,500	1,429
	Springfield MO Public Utility Revenue COP	4.000%	11/1/47	4,310	3,917
	Springfield School District No. R-12 GO	4.000%	3/1/41	3,090	3,022
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,240
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,780
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,509
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/49	5,000	5,253
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/54	5,000	5,200
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,229
26

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,309
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	978
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,070	1,061
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,185	1,132
[2,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	846
[7]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/49	9,500	9,518
[7]	St. Louis School District GO	5.000%	4/1/40	6,670	7,005
[7]	St. Louis School District GO	5.000%	4/1/41	10,100	10,552
					262,408
Montana (0.2%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	2,100	2,052
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/28	1,660	1,671
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,700
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/55	3,000	3,239
[10]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,444
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	626
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	2,820	2,731
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,318
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,120	1,088
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,200	1,140
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,361
	Montana State Board of Regents College & University Revenue	3.000%	11/15/43	1,020	799
[4]	Montana State Board of Regents College & University Revenue	5.000%	11/15/50	10,570	10,829
					30,998
Multiple States (0.7%)
[2,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,905	4,516
[2,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,144	8,255
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	8,139	7,674
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	6,079	5,613
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/36	4,747	4,762
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,898	4,095
[2,13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/38	9,829	9,369
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.143%	1/25/40	9,576	9,504
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.552%	8/25/40	6,938	7,056
[13]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.684%	10/25/40	19,869	20,371
[9,13]	Freddie Mac Multifamily ML Certificates	4.299%	5/25/41	9,935	9,546
[2,9,13]	Freddie Mac Multifamily ML Certificates	4.700%	4/25/42	7,486	7,502
[9,13]	Freddie Mac Multifamily ML Certificates	3.084%	4/25/43	7,900	6,905
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/40	4,240	3,992
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.070%	5/1/25	2,300	2,300
					111,460
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	1,000	1,015
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	6,720	6,943
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,241
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,305	39,696
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	2,490	2,575
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	18,440	18,441
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,323
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,029
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,011
	Gretna Public Schools GO	3.000%	12/15/46	1,000	749
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,767
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,528
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	840	812
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	426
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	374
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	198
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,037
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,000	1,011
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/49	5,000	4,557
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	19,660	20,567
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	8,190	8,604
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,250	5,872
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/59	1,000	684
					122,460
27

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nevada (0.5%)
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	200	199
	Clark County NV Sales & Excise Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/42	8,600	8,334
	Clark County School District GO	3.000%	6/15/37	3,500	2,958
	Clark County School District GO	3.000%	6/15/39	3,575	2,911
	Clark County School District GO	3.000%	6/15/41	3,000	2,347
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	15,143
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	438
	Las Vegas NV GO	4.000%	9/1/32	8,860	8,884
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,238
	Las Vegas Valley Water District GO	4.000%	6/1/37	2,000	2,011
	Las Vegas Valley Water District GO	4.000%	6/1/38	1,670	1,670
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	2,081
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/41	3,120	2,971
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,759
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,306
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	977
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,224
	Washoe County NV School District GO	4.000%	6/1/40	4,000	3,916
	Washoe County NV School District GO	3.000%	6/1/43	7,835	6,341
	Washoe NV County School District GO	4.000%	10/1/44	3,855	3,570
	Washoe NV County School District GO	4.000%	10/1/45	3,515	3,265
					81,543
New Hampshire (0.5%)
	Nashua NH GO	3.000%	10/1/40	2,975	2,595
	Nashua NH GO	3.000%	10/1/41	1,485	1,268
	Nashua NH GO	3.000%	10/1/42	2,975	2,481
	Nashua NH GO	3.000%	10/1/43	2,970	2,428
	New Hampshire Business Finance Authority	4.125%	1/20/34	7,976	7,902
[9]	New Hampshire Business Finance Authority	4.168%	1/20/41	7,703	7,314
[9]	New Hampshire Business Finance Authority	4.168%	1/20/41	1,299	1,190
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	2,270	2,294
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	895	906
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,534
[2]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/35	3,343	3,299
[2]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/35	3,960	3,905
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	7,839	7,318
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	7,955	7,278
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	3,458	3,293
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.163%	10/20/41	8,587	7,930
	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/51	3,625	3,247
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	4,230	4,274
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	502
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	478
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,133
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	9,433
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,133
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	852
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	771
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	708
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,014
					89,480
New Jersey (2.1%)
[7]	Clifton Board of Education GO	2.125%	8/15/43	5,000	3,171
	Essex County NJ GO	2.000%	9/1/46	3,900	2,372
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,566
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,862
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,188
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	120
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	170
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	832
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	452
[7]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/31	1,760	1,803
[7]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/32	1,850	1,856
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,500	1,634
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,081
28

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	350
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,131
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,053
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,435	1,500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,559
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,102
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	297
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	157
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	245
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	185
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,415	5,371
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,285	2,710
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	11/1/26	11,355	11,300
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	2,320	2,291
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,120	4,244
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	6,570	6,813
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,933
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,407
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	5,449
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,458
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,715
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	1,505	1,555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,282
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	1,395	1,377
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,778
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,380	760
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,527
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	975
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	3,771
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	4,120	4,065
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,260	1,303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,000	7,145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	4,290	4,375
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	18,600
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	4,315	4,469
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,240
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	5,000	4,781
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	10,300	9,281
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,750	3,816
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	1,971
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	6,064
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	4,310	4,365
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	5,000	5,396
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	2,000	2,143
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/40	9,000	8,535
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,073
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	1,545	1,635
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	8,535	8,904
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/35	1,500	1,643
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/50	1,000	903
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/50	3,885	4,037
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/55	1,265	1,110
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/55	5,825	6,044
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	676
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	5,433
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	8,000	4,105
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	1,745	1,014
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	2,530	1,393
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	17,088
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,253
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,740	5,859
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	5,000	5,220
29

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	12,127
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,000	1,019
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	1,931
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,250	1,264
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	37,420	36,887
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	2,580	2,501
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	2,250	2,259
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,459
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,423
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,401
					354,958
New Mexico (0.7%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/29	1,440	1,434
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	430	428
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	1,695	1,688
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	365	364
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,568
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	9,601
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,704
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/48	3,610	3,197
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	12,010	12,048
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	1/1/50	1,240	1,244
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	38,065	38,065
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/30	26,585	27,850
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/28	1,000	992
[7]	University of New Mexico College & University Revenue	5.500%	6/1/53	2,700	2,886
[2]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.250%	5/1/40	2,750	2,449
					110,518
New York (15.2%)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	1,055	372
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	1,000	1,002
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,375	2,333
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	3,985	3,908
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	11,500	11,152
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	11,933
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	6,335
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	10,443
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,354
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/41	13,940	13,118
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/48	8,070	5,795
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,106
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	7,000	7,395
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/52	5,000	5,110
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	3,000	3,064
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	19,100	13,643
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	3,706
[13]	Freddie Mac Pool	4.400%	10/1/40	8,900	9,166
[13]	Freddie Mac Pool	4.350%	4/1/41	4,495	4,425
[13]	Freddie Mac Pool	4.350%	4/1/41	4,425	4,356
[7]	Hempstead NY GO	4.000%	4/1/27	6,850	6,853
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,069
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,108
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,000	1,050
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	2,000	2,023
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,000	971
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/46	2,950	3,070
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/48	7,000	7,254
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/51	2,500	2,583
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/52	6,200	6,400
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/54	25,000	22,372
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,788
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,054
[7]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	3,895	3,608
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	13,745	12,626
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	906
[7]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,620
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,085	14,609
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	8,170	8,512
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	5,780	6,032
30

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	3,000	2,688
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,200	4,676
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	12,000	12,183
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	700	720
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/43	5,910	6,224
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,210
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	1,680	1,721
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	12,045	10,616
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,900	1,918
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/45	4,135	4,323
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	1,590	1,394
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	4,785	4,868
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	10,000	10,135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	2,155	2,187
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	11,535	10,095
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	18,860	19,436
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,000	3,473
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	13,000	11,206
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	3,500	3,511
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	3,000	2,569
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,365	2,869
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,290	2,375
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	19,000	17,032
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	3,000	3,129
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	3,640	3,157
	Nassau County NY GO	4.000%	4/1/51	5,825	5,343
	Nassau County NY GO	4.000%	4/1/54	10,000	9,061
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/31	200	202
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	100	101
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,280
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,190	3,252
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	5,710	3,877
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	8,077
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,334
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	3,728
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	10,000	10,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/54	10,875	10,729
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	3,000	3,002
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	3,000	3,004
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	1,650	1,656
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	1,595	1,596
[7]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	1,710	1,483
[7]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	1,670	1,188
[7]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,697
[7]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,965	2,717
[7]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	4,302
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	10,000	10,245
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,500	2,540
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,295	1,280
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,074
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	15,000	12,372
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,605	5,322
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	16,185	15,277
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	15,580	11,695
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,609
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,609
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	19,022
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	12,500	11,847
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,286
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	7,500	7,075
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	11,675	12,349
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	7,029
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	17,465	17,821
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	6,500	6,786
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,500	3,559
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,750	1,214
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,470	4,537
31

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	5,000	3,427
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	11,305	11,594
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	6,500	6,737
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	9,000	8,163
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	8,100	8,316
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	18,400	19,223
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	15,000	15,824
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	10,000	10,519
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,290
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	9,886
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,500	4,562
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/45	2,410	2,457
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	16,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	11,772
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	10,615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	7,963
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	7,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,041
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	26,755
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	10,000	10,791
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	4,912
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,500	3,428
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,247
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,250	4,145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,945	6,490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	9,785	9,539
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	1,946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	9,930	9,546
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	11,825	11,304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	4,780
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	6,917
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,096
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	7,245	6,012
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,400	2,450
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,000	955
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	4,842
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	949
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	700	662
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,000	2,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,140	2,278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	3,390	3,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	8,000	7,494
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,395	1,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	1,295	979
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	8,000	7,370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	14,000	14,082
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	5,917
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	2,000	2,070
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	7,030	7,243
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	5,000	3,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	7,064
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/48	5,000	3,126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,500	4,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	6,929
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	20,365	13,992
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	16,500	14,636
32

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	11,290	12,668
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	100	107
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,710	1,833
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	8,000	8,444
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	9,250	9,667
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	5,000	5,232
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	1,175	1,224
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/46	5,020	5,229
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	3,335	3,454
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	11,000	11,410
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/48	10,270	10,643
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	705	747
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	11/1/48	1,700	1,805
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/49	2,630	2,721
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/49	19,750	20,888
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	2,290	2,365
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/50	3,085	3,190
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	5/1/51	6,000	5,360
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	13,800	14,474
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/53	5,000	5,149
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	2,850	1,347
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,855
[2]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,365	3,249
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	4,249
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	13,945	9,993
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,700	4,033
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	1,014
[2]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	2,000	2,000
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	13,230	12,245
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	15,575	14,347
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	16,120	14,719
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,200
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	11,830	8,325
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	17,000	11,874
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	5,000	3,521
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,250	5,681
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	7,000	4,867
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,345	10,431
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,000	1,541
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	2,510	2,582
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,055	1,986
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,180	1,164
	New York NY GO	5.000%	4/1/34	7,000	7,266
	New York NY GO	3.000%	3/1/35	7,000	6,387
	New York NY GO	5.000%	12/1/35	2,100	2,186
	New York NY GO	4.000%	8/1/36	2,635	2,599
	New York NY GO	5.000%	2/1/37	5,040	5,578
	New York NY GO	5.000%	3/1/37	3,070	3,232
	New York NY GO	5.000%	3/1/37	1,175	1,250
	New York NY GO	4.000%	8/1/37	3,000	2,944
	New York NY GO	5.000%	10/1/37	5,000	5,103
	New York NY GO	5.000%	10/1/37	5,275	5,815
	New York NY GO	4.000%	3/1/38	6,950	6,806
	New York NY GO	5.000%	3/1/38	3,305	3,469
	New York NY GO	5.000%	8/1/38	5,430	5,712
	New York NY GO	5.000%	8/1/38	1,000	1,081
	New York NY GO	5.000%	10/1/38	2,045	2,127
	New York NY GO	5.000%	12/1/38	14,545	14,702
	New York NY GO	4.000%	8/1/39	970	932
	New York NY GO	4.000%	8/1/39	7,950	7,640
	New York NY GO	4.000%	3/1/40	2,000	1,907
	New York NY GO	4.000%	3/1/40	7,185	6,849
	New York NY GO	4.000%	8/1/40	6,000	5,699
	New York NY GO	4.000%	8/1/40	1,795	1,710
	New York NY GO	5.000%	8/1/40	1,000	1,067
	New York NY GO	5.250%	10/1/40	2,075	2,238
	New York NY GO	4.000%	3/1/41	14,370	13,541
	New York NY GO	4.000%	4/1/41	12,285	11,575
	New York NY GO	5.000%	8/1/41	2,000	2,122
	New York NY GO	5.250%	10/1/41	2,345	2,512
33

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	4.000%	4/1/42	3,500	3,279
	New York NY GO	4.000%	4/1/42	16,085	15,029
	New York NY GO	5.000%	8/1/42	1,000	1,056
	New York NY GO	5.000%	4/1/43	11,720	11,928
	New York NY GO	5.000%	8/1/43	3,000	3,158
	New York NY GO	5.000%	12/1/43	1,500	1,532
	New York NY GO	5.000%	2/1/44	1,625	1,713
	New York NY GO	5.500%	5/1/44	2,930	3,140
	New York NY GO	5.000%	8/1/44	6,000	6,271
	New York NY GO	5.250%	2/1/45	3,070	3,302
	New York NY GO	5.250%	2/1/46	7,500	8,015
	New York NY GO	3.500%	4/1/46	3,110	2,556
	New York NY GO	5.000%	9/1/47	6,610	6,852
	New York NY GO	5.000%	9/1/48	5,195	5,380
	New York NY GO	5.000%	4/1/50	10,000	10,310
	New York NY GO	4.000%	9/1/52	11,895	10,470
	New York NY GO	5.250%	3/1/53	9,000	9,434
	New York NY GO	5.250%	4/1/54	16,185	16,961
	New York NY GO	5.000%	8/1/54	5,740	5,910
[8]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	1,000	1,001
[7]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	9,200	9,389
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/33	1,465	1,575
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/34	1,000	1,077
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/35	1,445	1,550
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/40	500	531
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,477
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/40	2,795	2,979
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,624
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	75
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/41	1,860	1,964
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,026
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/42	2,360	2,470
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/43	1,255	1,306
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/44	1,000	1,035
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/45	2,000	2,061
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,190
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	11,150	12,042
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,345	12,220
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/49	3,000	3,144
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	9,000	9,132
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	7,225	7,218
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	6,500	6,978
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	1,099
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,016
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/55	2,165	2,133
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/56	1,500	1,564
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,975	2,007
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	2,000	2,117
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/40	1,000	1,083
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/41	2,000	2,149
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/42	1,000	1,036
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/42	1,000	1,067
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/42	1,000	1,028
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/43	1,350	1,432
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/44	1,600	1,688
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	7,330	5,687
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	5,085	5,135
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,297
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,000	7,079
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/54	5,660	4,815
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	1,785	1,867
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,213
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,985	10,163
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	9,489
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	13,194
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	5,000	5,072
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	6,761
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,010	3,862
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	4,000	3,290
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,579
34

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	1,055	1,003
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	4,015
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	9,031
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,033
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	1,924
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	2,575	2,434
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	21,600	20,417
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	2,040	2,167
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	6,000	5,653
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	2,505	2,638
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	2,085	2,187
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	9,000	9,206
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	7,000	6,485
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	4,800	4,901
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	4,650	4,836
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	4,000	3,634
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,543
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	7,068
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	5,000	3,547
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,000	3,497
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	10,000	7,826
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/52	8,500	8,775
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/54	6,250	6,442
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/32	65	68
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	5,465	5,113
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,228
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	8,000	8,271
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,075	1,945
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,688
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	7,110	7,354
[7]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.250%	10/1/50	9,200	9,541
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	185	181
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	7,500	7,014
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	4,275	3,922
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/51	2,575	1,807
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,000	6,175
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	3,916
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,003
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,131
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	22,784
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	18,236
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,041
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,630	2,687
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	3,000	3,053
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/51	19,750	20,470
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/54	2,455	2,535
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/56	10,000	10,311
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,251
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,655
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	3,236
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	2,976
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	15,000	15,002
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	6,000	5,955
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	5,190	5,032
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/32	470	462
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/32	1,220	1,207
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/35	7,495	7,389
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	5,205	5,010
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,350	3,146
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	6,790	6,383
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,005	1,053
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,560	4,218
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	1,125	821
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	6,451
[7]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,411
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	3,750	3,399
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	5,000	4,558
35

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,536
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	3,149
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/57	4,055	3,556
[7]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,435	3,548
[5]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/50	1,350	1,319
[5]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/56	2,145	2,302
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,080
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/37	1,100	1,212
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,600
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	4,745	4,916
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/49	1,000	1,037
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/50	2,000	2,074
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,765	2,848
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,555	3,661
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/54	1,000	1,032
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/55	3,000	3,098
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,061
	Suffolk County NY GO	4.000%	10/15/42	11,880	11,756
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	2,500	2,556
	Suffolk Regional Off-Track Betting Co. Revenue	5.750%	12/1/44	3,500	3,559
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,540	1,409
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,330
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,151
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	13,000	13,110
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	4,000	4,146
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	7,880	8,081
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	2,275	2,347
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	3,927
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	4,415	4,004
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,552
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	7,170	6,408
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	26,265	27,914
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	1,140	1,250
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,160	4,505
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/50	12,485	12,882
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,620	5,464
[7]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	1,500	1,085
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	1,000	926
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,255
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/54	12,935	13,577
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/59	28,085	29,784
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	17,000	15,564
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	10,000	10,398
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	8,000	7,326
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	8,415	8,769
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	10,000	10,366
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	4,000	3,508
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	37,500	39,066
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,000	10,353
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,635
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,068
[7]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,925	1,943
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,085	2,261
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	4,000	3,311
[7]	Yonkers NY GO	5.000%	3/15/37	1,000	1,083
					2,560,747
North Carolina (1.2%)
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/28	1,280	1,320
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/34	1,000	1,003
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/43	3,500	3,706
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	8/1/44	1,500	1,580
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/40	570	558
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/41	1,050	1,031
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/43	400	384
	Charlotte NC (Transit Projects) COP	3.000%	6/1/36	1,580	1,420
	Charlotte NC (Transit Projects) COP	3.000%	6/1/37	1,665	1,464
	Charlotte NC (Transit Projects) COP	3.000%	6/1/38	3,505	3,029
	Charlotte NC (Transit Projects) COP	3.000%	6/1/48	5,100	3,730
36

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,396
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/42	3,455	3,638
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	3,687
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,532
	Charlotte NC GO	2.000%	6/1/41	1,625	1,099
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	2,645	2,823
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/54	25,000	26,083
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,385	3,340
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,491	2,515
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,865
	Macon County NC Appropriations Revenue	4.000%	10/1/44	1,350	1,261
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	423
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	680
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	517
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/48	2,450	2,527
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/52	2,500	2,566
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,349
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,504
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,012
[5]	North Carolina Government Fund/Grant Revenue	5.000%	3/1/35	4,600	5,167
[5]	North Carolina Government Fund/Grant Revenue	5.000%	3/1/36	3,750	4,168
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	7/1/40	4,615	3,292
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	730	729
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,350	2,340
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,750	5,028
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/28	525	521
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/28	350	348
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,024
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	750	749
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/49	750	737
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	2,719
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,093
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,304
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	10/1/54	2,000	1,984
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	7,000	6,415
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/48	3,000	2,544
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,335
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,329
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,049
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	7,815
[7]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	9,559
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	6,945
	Pender County NC GO	3.000%	3/1/40	3,000	2,556
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,931
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	12/1/33	3,000	3,002
	Rowan County NC Appropriations Revenue	4.000%	4/1/40	2,240	2,142
	Rowan County NC Appropriations Revenue	4.000%	4/1/42	2,240	2,137
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,344
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,756
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,670	6,830
	Wilson NC Special Obligation Revenue	4.000%	10/1/41	2,450	2,405
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,535
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,805
					205,679
North Dakota (0.2%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	3,340	3,321
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,120	1,015
[7]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	5,883
[7]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,164
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	3,780	3,778
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/54	1,910	2,058
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/54	5,180	5,548
[7]	University of North Dakota COP	4.000%	6/1/51	2,600	2,256
[7]	University of North Dakota COP	2.500%	6/1/54	5,000	2,827
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,132
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,192
					39,174
37

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio (2.6%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,185
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,609
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	7,222
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,012
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/36	2,560	2,628
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	7,000	7,484
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/39	7,500	7,974
	Athens City School District GO	3.250%	12/1/48	2,775	2,119
	Beachwood City School District GO	5.000%	12/1/48	7,650	7,870
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,048
[1]	Brunswick City School District GO	5.250%	12/1/53	4,200	4,355
[1]	Brunswick City School District GO	5.500%	12/1/60	4,305	4,520
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,022
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	929
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,297
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	13,710	9,497
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	25,135	21,085
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	19,605	17,107
	Cleveland OH GO	5.000%	12/1/51	2,000	2,056
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	432
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	672
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	522
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	448
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	705
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	7,462	7,175
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/33	3,510	3,511
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	3,690	3,691
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	2,500	2,596
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	2,500	2,571
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/55	2,000	2,082
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,002
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	9,293
	Franklin City School District GO	3.000%	11/1/57	5,205	3,589
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/51	2,250	2,034
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,251
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,525	11,527
[13]	Freddie Mac Pool	3.700%	9/1/38	1,611	1,525
[13]	Freddie Mac Pool	3.350%	10/1/38	4,964	4,699
[13]	Freddie Mac Pool	3.450%	7/1/40	9,874	9,098
[13]	Freddie Mac Pool	3.900%	7/1/40	5,747	5,565
	Grandview Heights City School District GO	5.000%	12/1/58	2,010	2,071
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,722
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	912
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	899
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	1,140	888
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	531
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	318
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,667
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,058
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,540
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	843
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,786
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	2,894
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,078
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	2,985
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,510
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,245	1,095
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,750	5,499
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/51	1,000	1,000
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,135
	Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	8,954
	Kings Local School District GO	5.500%	12/1/62	8,990	9,486
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	2,165	2,264
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	15,160	14,821
38

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	971
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	736
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,500	1,545
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	172
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	388
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	181
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	194
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,655	6,752
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,540	1,058
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	5,000	4,293
	New Albany Plain Local School District GO	5.250%	12/1/59	10,650	11,250
	North Ridgeville City School District GO	5.500%	12/1/57	3,090	3,189
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,223
	Ohio GO	3.000%	6/15/39	2,500	2,135
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	962
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,455	1,389
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,255
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	5,000	4,971
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,320
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	11,125
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	2,500	1,736
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	3,000	3,084
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/47	2,000	1,625
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/52	3,625	2,828
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	3,160	3,128
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/39	1,840	1,758
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,337
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	8,745	8,615
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,845	5,226
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,265	4,633
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	7,675	8,370
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/56	5,755	6,309
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	1,810	1,771
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	6,165	6,668
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,162
	Ohio State University College & University Revenue	4.000%	12/1/41	1,175	1,136
	Ohio State University College & University Revenue	3.000%	12/1/44	3,750	2,886
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	12,100	12,208
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/43	1,385	1,401
	Ohio University College & University Revenue	5.250%	12/1/54	1,445	1,517
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	4,450	4,544
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,000	1,050
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	12,265	12,552
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	2,495	2,470
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.750%	12/1/53	1,100	1,141
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	6.000%	12/1/58	1,615	1,702
	Wickliffe City School District GO	3.250%	12/1/56	10,355	7,241
	Worthington City School District GO	5.000%	12/1/48	5,000	5,162
	Worthington City School District GO	5.500%	12/1/54	4,000	4,239
					432,571
Oklahoma (0.8%)
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/38	1,700	1,826
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/41	1,000	1,049
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	3,319
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,059
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/64	8,000	8,454
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/42	1,500	1,593
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/43	2,500	2,636
	Oklahoma County Finance Authority Revenue	5.875%	12/1/47	3,000	2,187
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,870	9,909
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	5,525	5,541
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	2,515	2,750
39

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,015
[7]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	658
[7]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	958
[7]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	593
[7]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	493
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	374
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	784
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	408
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	400
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,001
[5]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	1,070	1,165
[5]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/41	4,650	4,916
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/46	4,965	5,315
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/50	6,520	6,910
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	31,695	33,485
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/54	6,460	6,957
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/43	2,195	2,295
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	782
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/48	5,080	4,716
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	12,616
					131,164
Oregon (1.6%)
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,423
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,635
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	994
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	594
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	959
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	402
	Forest Grove OR College & University Revenue	4.000%	5/1/39	1,495	1,303
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/43	1,935	1,975
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/44	1,840	1,874
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	788
[7]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	1,810	1,715
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,750	6,403
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,030
	Multnomah County School District No. 40 GO	5.500%	6/15/53	13,715	14,727
	Oregon (Article Xi-Q-State Project) GO	5.250%	5/1/45	2,630	2,845
	Oregon City School District No. 62 GO	0.000%	6/15/33	500	372
	Oregon City School District No. 62 GO	0.000%	6/15/34	500	356
	Oregon City School District No. 62 GO	5.000%	6/15/49	2,615	2,710
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	7,500	7,461
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	4,919
	Oregon GO	5.000%	6/1/35	500	519
	Oregon GO	5.000%	5/1/36	1,000	1,034
	Oregon GO	5.000%	5/1/37	700	722
[5]	Oregon GO	5.000%	5/15/37	1,750	1,839
	Oregon GO	5.000%	6/1/37	1,560	1,610
	Oregon GO	5.000%	5/1/38	650	669
	Oregon GO	5.000%	6/1/41	1,910	2,041
	Oregon GO	2.600%	12/1/42	1,455	1,076
[5]	Oregon GO	5.000%	5/15/50	1,515	1,538
	Oregon GO	5.000%	12/1/52	2,470	2,541
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,527
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,167
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,518
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,381
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,180	2,196
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,080	3,070
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.250%	7/1/41	2,000	1,403
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	1,505	1,510
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	3,300	2,594
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	3,081
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	7,815	7,815
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,309
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,620
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,123
[5]	Oregon State Lottery Revenue	5.250%	4/1/44	7,500	8,107
[5]	Oregon State Lottery Revenue	5.250%	4/1/45	6,500	7,000
40

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State University College & University Revenue	5.000%	4/1/45	6,000	6,369
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,405	1,067
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,676
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/54	4,930	5,067
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	7,205
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	7,341
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	7,426
	Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	2,178
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	1,000	901
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/44	1,645	1,662
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	7,701
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,441
	Tualatin Valley Water District Water Revenue	5.000%	6/1/53	9,605	9,830
	Tualatin Valley Water District Water Revenue	5.000%	6/1/54	14,335	14,695
	University of Oregon College & University Revenue	5.000%	4/1/50	30,425	31,118
[1]	University of Oregon College & University Revenue	3.500%	4/1/52	28,370	22,966
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	3,240
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	1,635	1,389
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,814
					264,581
Pennsylvania (4.4%)
	Adams County General Authority College & University Revenue	5.000%	8/15/50	3,500	3,465
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	5,960	6,124
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,950	4,727
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,195
	Allegheny County PA GO	5.000%	12/1/54	1,445	1,477
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/49	815	837
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	7,979
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	3,350	3,406
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,625	5,664
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,500	1,514
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,054
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,511
[7]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	6,500	4,669
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,500	1,202
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,187
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	13,000	11,362
[7]	Central Valley School District GO	3.000%	6/1/40	2,415	2,017
[7]	Central Valley School District GO	3.000%	6/1/44	2,305	1,806
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,766
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,000	1,012
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,297
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,067
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	1,975
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	15
[7]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,414
[7]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,017
[7]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	10,060
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	10,000	9,880
	Commonwealth of Pennsylvania GO	5.000%	10/1/40	5,000	5,326
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	15,000	14,187
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	1,863
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	1,933
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,000	6,107
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,652
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,307
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	2,906
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	1,000	1,064
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,970	1,720
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,135	2,110
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	3,847
[7]	Ellwood City Area School District GO	4.000%	11/15/40	810	762
[1]	Fairview School District GO	3.000%	9/15/39	1,000	843
[1]	Fairview School District GO	3.000%	9/15/40	1,000	826
[1]	Fairview School District GO	3.000%	9/15/41	1,000	824
[13]	Freddie Mac Pool	3.300%	8/1/39	4,934	4,544
[13]	Freddie Mac Pool	3.600%	7/1/40	3,969	3,637
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,262
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	825
41

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,153
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	1,949
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,637
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,095	3,096
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	2,000	2,110
	Haverford Township PA GO	3.600%	6/1/43	3,355	2,956
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	3,018
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	884
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	8,485	8,390
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	1,931
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,052
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	12,050	10,230
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,000	2,042
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,336
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,485
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,113
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	4,585	4,480
[4]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	1,765	1,499
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	19,660	19,056
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,437
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,422
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,512
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	4,669
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	3,747
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	12,000	10,046
[1]	Northampton Area School District GO	4.000%	4/1/44	2,175	2,002
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,001
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	741
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,363
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,627
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,520
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	437
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	6,375	5,998
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,827
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	4,851
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/42	4,880	4,958
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	840	757
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/44	2,000	2,004
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	545	470
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/50	2,545	2,547
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	7,250	6,097
[7]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/38	805	838
[7]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/39	500	516
[7]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/40	1,000	1,029
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,540
[7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,637
[7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	2,992
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,142
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,528
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,146
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,063
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	4,255	3,910
[4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/51	3,600	3,316
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.375%	11/1/54	3,790	3,287
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	3,135	3,122
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	9,950	10,317
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	11,225	10,993
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,425	2,494
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	2,750	2,889
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,945	5,329
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	5,285	5,661
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	4,735	5,148
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	6,290	6,871
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,017
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,082
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	3,715	3,825
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	1,530	1,544
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	5,000	5,246
42

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	8,000	8,112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,159
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	11,696
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,057
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,589
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,125	1,253
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,192
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,522
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,833
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,050
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	14,689
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,699
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,202
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,162
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,985	3,090
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,334
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,135	3,331
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,679
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,643
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,074
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,225	2,345
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/42	1,500	1,609
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,565
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,250	2,359
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	4,500	4,717
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,537
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,000	4,182
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,079
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,051
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	5,798
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	4,580	4,086
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	1,010	1,040
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,055
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,165
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	2,100	2,192
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,230	1,294
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	11,245	9,781
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	3,785
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,046
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/55	1,000	1,054
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,521
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,191
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,250	6,338
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	5,692
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,144
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,179
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,739
[7]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,605
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,634
[7]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,361
[7]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,063
[7]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,585
[7]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,235
[7]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,150
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/50	1,700	1,569
	Philadelphia IDA College & University Revenue	5.000%	11/1/34	5,250	5,451
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,200
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	1,200	1,034
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,715	3,815
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	12,010	12,407
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	4,820
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	5,327
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	20,000	17,830
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,456
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,050	1,076
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,400	4,657
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,004
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	4,905	5,136
[7]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,147
[7]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,096
43

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	4,470	4,757
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,269
[1]	School District of Philadelphia GO	5.000%	9/1/25	5,500	5,529
	School District of Philadelphia GO	5.250%	9/1/37	1,955	2,118
	School District of Philadelphia GO	5.250%	9/1/37	1,100	1,192
	School District of Philadelphia GO	4.000%	9/1/38	5,000	4,743
	School District of Philadelphia GO	5.250%	9/1/38	580	625
	School District of Philadelphia GO	5.250%	9/1/38	1,000	1,078
	School District of Philadelphia GO	5.250%	9/1/41	14,100	14,943
	School District of Philadelphia GO	5.250%	9/1/41	2,410	2,554
	School District of Philadelphia GO	5.250%	9/1/43	7,600	7,961
	School District of Philadelphia GO	4.000%	9/1/46	5,000	4,534
	Spring Township PA GO	3.000%	11/15/33	1,020	938
	Spring Township PA GO	3.000%	11/15/34	1,050	954
	Spring Township PA GO	3.000%	11/15/35	1,085	980
	Spring Township PA GO	3.000%	11/15/36	1,115	994
[7]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	796
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,500	1,259
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	4,569
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,364
	York County PA GO	4.000%	3/1/35	3,000	3,013
					748,914
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,836	1,839
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	6,633	6,763
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	28,246	29,360
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	27,378	29,026
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	20,239	13,562
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	37,346	35,657
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	9,261	8,619
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	2,210	2,026
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,680	2,282
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,065	1,086
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,250	1,281
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	8,000	8,178
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,935	3,000
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,760	9,989
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	9,100	9,216
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	253
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	2,205	2,237
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,310	2,846
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	1,535	1,318
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,665	2,289
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	171
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	221
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	35
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	117
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	34
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,313	3,943
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,299	9,514
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	843
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	3,080	2,372
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	8,877	6,232
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	77,696	72,953
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	796	747
44

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,919	1,802
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	2,002	642
					270,658
Rhode Island (0.2%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	682
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	829
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	840
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	864
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,280
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	280	291
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	500	515
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	550	564
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	580	592
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/49	3,670	3,737
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/54	3,000	3,031
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.250%	5/15/49	3,250	3,445
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.125%	5/15/54	5,000	4,623
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,581
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	4.500%	6/1/45	1,720	1,720
					29,594
South Carolina (1.7%)
	Clemson University College & University Revenue	5.000%	5/1/50	2,800	2,939
	Clemson University College & University Revenue	5.000%	5/1/55	3,750	3,922
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	729
	Dorchester County SC Special Assessment Revenue	5.250%	10/1/43	1,590	1,487
	Dorchester County SC Special Assessment Revenue	5.500%	10/1/51	2,115	1,960
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/42	250	238
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/43	250	236
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/44	300	281
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/54	6,390	6,603
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,106
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	784
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,705
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/38	1,250	1,316
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/40	1,330	1,387
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,000	1,038
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/43	1,500	1,542
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,053
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,555
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,175
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,064
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	13,010	13,807
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	1,625	1,700
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/46	2,250	2,033
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,278
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/41	1,310	1,380
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/42	1,250	1,309
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/43	1,000	912
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/44	1,500	1,360
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/49	4,250	3,795
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/54	4,000	4,054
	Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/59	10,430	9,336
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	4.000%	6/1/41	1,365	1,288
	South Carolina Housing Finance & Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/45	1,000	975
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	3,235	3,071
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,595	3,385
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/43	2,500	2,357
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	5,415	5,697
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	1,785	1,867
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	4,320	4,518
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,040
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,660	4,272
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/48	2,560	2,740
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/49	3,050	3,259
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	5,000	5,187
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	9,935	10,581
45

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/26	12,600	12,618
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	19,425	17,231
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/35	2,205	2,100
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,108
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,817
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,587
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	2,885
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,271
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	10,012
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	3,000	2,793
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	10,690
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	1,450	1,475
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	3,075	3,089
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	5,645	5,667
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	9,450	9,724
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,304
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,697
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/47	5,940	5,967
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/50	3,875	4,013
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/55	8,530	8,558
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	2,745	2,707
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/52	7,055	7,062
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,139
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/40	1,545	1,577
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,697
	University of South Carolina College & University Revenue	5.000%	5/1/34	865	885
	University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,185
					281,179
South Dakota (0.2%)
	Clay County SD GO	5.000%	12/1/52	1,945	1,981
	Lincoln County SD College & University Revenue	4.000%	8/1/51	2,775	2,193
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,602
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,810	2,558
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,725	13,871
					30,205
Tennessee (1.3%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,577
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	974
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	955
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	2,120	1,915
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/49	5,000	5,128
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/49	2,345	2,368
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/54	2,300	2,389
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,450	2,455
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,030	4,102
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,250	1,303
	Knox County TN GO	3.000%	6/1/40	3,730	3,105
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/53	5,000	5,152
	Knoxville TN Electric System Electric Power & Light Revenue	4.000%	7/1/54	10,000	8,953
[10]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,480
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/54	1,600	1,652
	Memphis TN Sanitary Sewer Revenue	5.000%	10/1/45	1,040	1,063
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/40	725	748
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/41	1,000	1,024
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/42	1,315	1,338
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/31	640	647
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/32	670	677
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/33	705	711
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/34	745	751
46

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/35	780	786
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,105
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca University Project)	4.000%	10/1/51	2,120	1,704
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/41	2,000	2,142
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/42	1,935	1,956
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	7/1/42	1,415	1,431
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/44	2,000	2,105
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.250%	5/15/49	6,650	7,073
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/37	2,400	2,386
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/42	2,475	2,362
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/43	15,000	14,153
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/45	535	498
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,327
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,704
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,372
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/39	14,580	15,383
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	2,440	2,537
	Shelby County TN GO	3.125%	4/1/33	1,465	1,396
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	10,225	10,204
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	21,730	22,603
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	2,500	2,620
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,192
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	10,955	11,090
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	18,790	19,273
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	9,325	9,328
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	2,335	2,434
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,351
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,660	2,648
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,540	4,805
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.750%	1/1/50	1,950	1,944
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,095	4,015
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/42	4,640	4,707
	Washington County TN GO	4.000%	6/1/29	3,260	3,274
	Williamson County TN GO	3.000%	4/1/36	3,275	2,952
					221,327
Texas (10.5%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,836
[15]	Alvarado TX Independent School District GO	5.000%	2/15/47	7,000	7,216
[15]	Angleton Independent School District GO	4.000%	2/15/43	4,940	4,697
	Anna TX GO	4.250%	2/15/47	1,100	1,050
[15]	Argyle Independent School District GO	4.000%	8/15/53	1,000	890
	Arlington TX GO	4.000%	8/15/38	3,790	3,802
	Arlington TX GO	4.000%	8/15/43	3,790	3,632
	Arlington TX GO	4.000%	8/15/44	3,790	3,596
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,548
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,535
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,167
[2]	Aubrey TX Special Assessment Revenue	5.625%	12/31/55	800	739
	Austin Affordable PFC Inc. Revenue	4.450%	3/1/43	1,150	1,129
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,326
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,002
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	1,760	1,808
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/54	8,740	9,008
	Austin TX GO	5.000%	9/1/38	2,000	2,112
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	7,050	7,248
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	2,980	3,046
[15]	Barbers Hill Independent School District GO	5.000%	2/15/42	1,200	1,286
[1]	Bastrop TX GO	4.000%	8/1/49	1,500	1,340
[15]	Belton Independent School District GO	4.000%	2/15/40	645	639
[15]	Belton Independent School District GO	4.000%	2/15/41	1,000	984
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	1,956
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/40	1,980	2,212
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	1,000	1,052
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/49	22,740	24,418
47

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/50	8,250	8,843
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/52	9,000	8,294
[15]	Bonham Independent School District GO	4.000%	2/15/46	6,325	5,859
[15]	Bonham Independent School District GO	4.000%	2/15/53	2,130	1,881
[15]	Bonham Independent School District GO, Prere.	4.000%	8/15/33	370	390
[15]	Brownwood Independent School District GO	5.000%	2/15/38	1,300	1,374
[15]	Brownwood Independent School District GO	5.000%	2/15/39	2,100	2,212
[2]	Buda TX Special Assessment Revenue	6.000%	9/1/55	750	700
[15]	Bullard Independent School District GO	4.000%	2/15/40	1,125	1,098
[15]	Bullard Independent School District GO	5.000%	2/15/47	4,450	4,587
[15]	Burleson Independent School District GO	4.000%	8/1/35	2,000	1,972
[15]	Burleson Independent School District GO	4.000%	8/1/36	2,000	1,955
[15]	Calallen Independent School District GO	5.000%	2/15/42	500	527
[15]	Calallen Independent School District GO	5.000%	2/15/48	3,000	3,099
[15]	Calallen Independent School District GO	5.000%	2/15/53	1,000	1,026
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	2,215	2,354
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/42	1,900	2,005
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/44	2,500	2,615
[15]	Castleberry Independent School District GO	5.000%	2/15/54	2,750	2,827
[15]	Celina Independent School District GO	5.000%	2/15/40	1,055	1,129
[15]	Celina Independent School District GO	5.000%	2/15/41	1,100	1,170
[15]	Celina Independent School District GO	5.000%	2/15/47	4,850	5,020
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,345	1,352
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,136
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,784
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	6,338
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	4,750	4,812
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	1,899
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	6,918
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,016
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	9,071
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	13,287
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	7,000	7,569
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	1,395	1,481
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	1,100	1,156
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	1,740	1,804
[12]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	45
	Chambers County TX GO	4.000%	3/1/47	1,080	995
[15]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,007
[15]	Comal Independent School District GO	3.000%	2/1/41	3,720	3,004
[15]	Community TX Independent School District GO	5.000%	2/15/53	7,500	7,695
[15]	Conroe Independent School District GO	5.000%	2/15/43	4,540	4,782
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	594
[15]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,453
[2]	Crandall TX Special Assessment Revenue	5.500%	9/15/55	594	558
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/41	1,045	844
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/45	4,920	5,054
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	6,475	6,650
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,215
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,576
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,037
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	3,000	3,196
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,035	3,207
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	3,825	4,015
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/48	17,500	18,470
	Dallas Housing Finance Corp. Revenue	4.350%	10/1/41	1,275	1,273
[15]	Dallas Independent School District GO	5.000%	2/15/42	7,250	7,667
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,246
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,236
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	4,360	4,162
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	5,000	4,716
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/42	4,455	4,153
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/44	9,355	8,518
[15]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,654
[15]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,510
[15]	Denison Independent School District GO	4.000%	8/1/53	11,000	9,788
[2]	Denton County TX Special Assessment Revenue	5.875%	12/31/45	195	184
[2]	Denton County TX Special Assessment Revenue	5.625%	12/31/55	635	600
[2]	Denton County TX Special Assessment Revenue	6.125%	12/31/55	1,325	1,243
	Denton TX GO	4.000%	2/15/42	1,410	1,328
48

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denton TX GO	4.000%	2/15/44	1,770	1,645
	Denton TX GO	4.000%	2/15/46	5,840	5,409
	Denton TX GO	4.000%	2/15/49	7,835	7,129
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/39	550	590
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/40	850	907
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/41	650	689
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/42	1,000	1,053
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/43	1,145	1,200
[15]	East Central Independent School District GO	4.000%	8/15/54	2,295	2,035
[15]	Ector County Independent School District GO	5.000%	8/15/44	4,385	4,580
[4]	El Paso County Hospital District GO	5.000%	8/15/40	1,000	1,054
[4]	El Paso County Hospital District GO	5.000%	8/15/43	1,980	2,042
[15]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,502
	El Paso TX GO	3.000%	8/15/39	1,270	1,061
	El Paso TX GO	4.000%	8/15/39	1,370	1,336
	El Paso TX GO	3.000%	8/15/40	840	689
	El Paso TX GO	3.000%	8/15/40	1,000	821
	El Paso TX GO	3.000%	8/15/40	1,375	1,128
	El Paso TX GO	4.000%	8/15/40	635	613
	El Paso TX GO	3.000%	8/15/41	905	726
	El Paso TX GO	3.000%	8/15/41	1,200	962
	El Paso TX GO	3.000%	8/15/41	1,500	1,202
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,732
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	10,000	10,197
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/52	10,000	10,146
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/34	4,030	3,954
[15]	Farmersville Independent School District GO	4.000%	2/15/51	5,500	5,010
[15]	Forney Independent School District GO	3.000%	2/15/37	2,000	1,729
	Forney Independent School District GO	0.000%	8/15/39	1,000	515
[1]	Forney Independent School District GO	0.000%	8/15/39	1,000	522
[1]	Forney Independent School District GO	0.000%	8/15/40	1,000	489
[15]	Forney Independent School District GO	5.000%	8/15/40	865	919
[15]	Forney Independent School District GO	4.000%	8/15/41	1,040	1,014
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,775
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	1,912
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,113
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	3,715	2,655
	Fort Worth TX GO	5.000%	3/1/28	2,000	2,028
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,277
[13]	Freddie Mac Pool	3.550%	1/1/40	5,000	4,731
[15]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,637
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/38	1,300	1,375
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/40	550	586
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/42	750	789
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/44	680	711
[15]	Garland Independent School District GO	4.000%	2/15/41	1,235	1,198
[7]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/48	1,450	1,404
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/51	1,015	871
	Garland TX GO	5.000%	2/15/40	1,215	1,287
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/48	960	1,006
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/53	1,525	1,590
[15]	Goliad Independent School District GO	5.000%	2/15/38	2,150	2,303
[15]	Goliad Independent School District GO	5.000%	2/15/39	2,270	2,414
[15]	Goliad Independent School District GO	5.000%	2/15/41	2,490	2,617
[15]	Goliad Independent School District GO	5.000%	2/15/42	2,360	2,469
[15]	Goliad Independent School District GO	5.000%	2/15/43	2,735	2,852
[15]	Goliad Independent School District GO	4.000%	2/15/48	4,505	4,129
[15]	Goliad Independent School District GO	4.000%	2/15/53	11,315	10,078
[15]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/41	1,450	1,538
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/35	21,500	22,587
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/36	8,585	8,986
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/39	1,500	1,440
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	5,000	5,068
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	4,160	4,320
[15]	Granger Independent School District GO	5.000%	2/15/52	5,000	5,088
[15]	Greenwood Independent School District GO	4.000%	2/15/41	9,550	9,155
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,952
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	14,335	14,150
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/41	2,895	2,717
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/43	1,000	919
49

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/37	2,520	2,497
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/38	1,000	981
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/39	1,500	1,457
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/41	5,000	4,767
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/54	5,500	4,820
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/54	5,000	5,236
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/37	1,000	1,003
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/38	1,250	1,250
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/40	1,650	1,632
	Hays County TX GO	4.000%	2/15/32	3,135	3,151
	Hays County TX GO	4.000%	2/15/32	3,820	3,828
	Hays County TX GO	4.000%	2/15/33	865	868
	Hays County TX GO	4.000%	2/15/33	3,320	3,332
	Hays County TX GO	5.000%	2/15/42	4,000	4,027
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,040
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,034
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,012
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,370	2,174
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,783
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	905
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,405	1,256
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	927
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	2,000	1,826
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	2,750	2,468
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	860
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/53	5,000	1,073
[15]	Highland Park Independent School District/Potter County GO	5.250%	2/15/40	2,190	2,374
[7]	Horizon Regional Municipal Utility District GO	4.125%	2/1/48	375	339
[7]	Horizon Regional Municipal Utility District GO	4.125%	2/1/49	5,610	5,034
[7]	Horizon Regional Municipal Utility District GO	4.125%	2/1/50	4,785	4,276
[7]	Horizon Regional Municipal Utility District GO	4.125%	2/1/51	3,315	2,952
	Houston Community College System GO	4.000%	2/15/36	8,500	8,400
	Houston Higher Education Finance Corp. College & University Revenue (Houston Baptist University Project)	4.000%	10/1/51	1,700	1,375
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	1,250	1,267
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,265
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,037
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,152
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,740
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	12,590	11,388
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/54	7,200	7,516
	Houston TX GO	4.000%	3/1/34	590	596
	Houston TX GO	3.000%	3/1/36	1,030	906
	Houston TX GO	5.250%	3/1/42	1,925	2,045
[15]	Humble Independent School District GO, Prere.	4.000%	6/23/25	10,290	10,299
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/33	1,125	1,155
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/47	1,800	1,247
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	5,725	5,597
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	6,430	6,222
[15]	Hutto Independent School District GO	5.000%	8/1/48	1,215	1,262
[15]	Katy Independent School District GO	3.000%	2/15/33	3,000	2,821
[15]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,489
[15]	Katy Independent School District GO	3.000%	2/15/35	7,185	6,565
[15]	Katy Independent School District GO	5.000%	2/15/38	965	1,038
[15]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,205
[15]	Krum Independent School District GO	5.000%	8/15/41	3,430	3,625
[15]	Krum Independent School District GO	5.000%	8/15/42	3,600	3,782
[15]	Krum Independent School District GO	5.000%	8/15/43	3,580	3,742
	Laguna-Madre Water District GO	4.000%	3/1/52	4,670	4,154
[15]	Lake Travis Independent School District GO	4.000%	2/15/33	765	766
[15]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,017
[15]	Lake Travis Independent School District GO, Prere.	4.000%	2/15/27	235	239
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/54	7,960	7,064
[15]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,955	11,196
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	4,367
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/49	1,000	882
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/54	5,335	4,630
[15]	Leander Independent School District GO	4.000%	2/15/39	2,500	2,467
[15]	Leander Independent School District GO	4.000%	2/15/40	2,500	2,441
[15]	Leander Independent School District GO	5.000%	8/15/40	1,000	1,058
[15]	Leander Independent School District GO	5.000%	8/15/41	1,355	1,427
50

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Leander Independent School District GO	5.000%	8/15/47	10,495	10,831
[1]	Leander Independent School District GO	4.000%	2/15/49	2,255	2,014
[1]	Leander Independent School District GO	4.125%	2/15/53	1,340	1,195
[15]	Lewisville Independent School District GO	5.000%	8/15/44	4,000	4,166
[15]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,355
[15]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,435
[15]	Little Elm Independent School District GO	4.000%	8/15/54	5,000	4,462
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,081
	Lone Star College System GO	4.000%	2/15/29	1,150	1,150
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	1,250	1,383
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,360
[7]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,613
[7]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,711
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/43	1,020	1,061
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/45	1,000	1,028
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	2,810	2,905
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,500	1,548
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,000	1,050
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,040	1,068
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	3,000	3,134
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,365
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,400	1,505
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,535
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	2,000	2,080
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,604
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,500	1,531
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,720	2,820
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	8,909
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	1,000	1,018
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	3,000	3,099
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	3,920	4,029
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/49	1,570	1,324
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/49	10,000	10,316
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	8,020	8,340
[7]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/53	8,115	8,550
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/54	7,500	7,687
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/55	11,080	11,193
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/55	4,450	4,558
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/43	3,930	3,976
	Lubbock TX GO	4.000%	2/15/30	1,250	1,250
[15]	Lumberton Independent School District GO	3.000%	2/15/45	1,300	975
[15]	Mabank Independent School District GO	5.000%	8/15/43	2,530	2,666
[15]	Mansfield Independent School District GO	4.000%	2/15/54	5,400	4,823
	McKinney TX GO	5.000%	8/15/41	2,140	2,268
	McKinney TX GO	5.000%	8/15/42	2,345	2,475
	McKinney TX GO	4.000%	8/15/43	1,615	1,515
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/39	1,000	704
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/40	1,000	679
[15]	Medina Valley Independent School District GO	4.000%	2/15/53	14,750	13,137
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,500	3,439
	Midland County TX GO	4.000%	2/15/39	5,000	4,922
[15]	Midland Independent School District GO	4.000%	2/15/40	1,595	1,556
[15]	Midland Independent School District GO	4.000%	2/15/41	1,725	1,650
[15]	Midland Independent School District GO	4.000%	2/15/54	7,800	6,967
	Midland TX GO	5.000%	3/1/47	5,500	5,657
[15]	Midlothian Independent School District GO	3.000%	2/15/45	6,220	4,626
	Missouri City TX GO	4.000%	6/15/32	1,125	1,126
[15]	Montgomery Independent School District GO	4.000%	2/15/54	2,570	2,281
[15]	Needville Independent School District GO	4.000%	8/15/49	4,770	4,352
[15]	Needville Independent School District GO	4.000%	8/15/54	7,640	6,806
[15]	New Braunfels Independent School District GO	4.000%	2/1/52	4,000	3,577
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	10,305	9,255
[15]	New Caney Independent School District GO	5.000%	2/15/37	625	684
[15]	New Caney Independent School District GO	5.000%	2/15/38	750	815
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	1,895	1,893
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,720	5,402
[2]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/45	4,805	4,490
[2]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/56	6,000	5,560
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,415
51

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	665	665
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,515
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,410
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	4.000%	11/1/49	4,050	3,408
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/55	750	706
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/60	1,000	930
[7]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,636
[7]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	991
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/60	1,125	1,094
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/37	2,590	1,962
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.000%	6/1/45	3,525	3,210
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Water Revenue	4.000%	6/1/46	2,975	2,683
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	410	446
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	375	405
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	730	782
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	3,000	3,022
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	13,335	13,522
[4]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	5,000	4,198
[5,15]	Northside Independent School District GO	5.000%	8/15/36	1,000	1,100
[5,15]	Northside Independent School District GO	5.000%	8/15/37	1,225	1,338
[15]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,073
[15]	Northside Independent School District GO	5.000%	8/1/40	1,000	1,069
[5,15]	Northside Independent School District GO	5.000%	8/15/55	2,240	2,310
[15]	Northwest Independent School District GO	4.000%	2/15/42	6,135	5,839
[15]	Paradise Independent School District GO	4.000%	8/15/38	1,380	1,373
[15]	Pearland Independent School District GO	5.000%	2/15/42	3,000	3,081
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,000	1,031
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,029
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/54	4,900	5,156
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/35	10,000	11,321
	Pflugerville Independent School District GO	4.000%	2/15/45	5,000	4,597
	Plano TX GO	4.000%	9/1/44	5,645	5,155
[15]	Ponder Independent School District GO	4.000%	2/15/37	1,935	1,941
[15]	Ponder Independent School District GO	4.000%	2/15/38	1,000	996
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/39	1,170	1,126
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	4,910	4,505
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	9,425	9,721
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/51	10,605	10,836
[15]	Prosper Independent School District GO	5.000%	2/15/44	5,475	5,545
[15]	Prosper Independent School District GO	4.000%	2/15/53	10,500	9,382
[15]	Prosper Independent School District GO	4.000%	2/15/54	1,000	896
[15]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,010	1,015
[15]	Quinlan Independent School District GO	5.000%	8/15/39	590	634
[15]	Quinlan Independent School District GO	5.000%	8/15/40	725	776
[15]	Richardson Independent School District GO	3.000%	2/15/36	1,000	898
[15]	Rockwall Independent School District GO	4.000%	2/15/53	25,435	22,654
[7]	Royse City TX GO	4.000%	8/15/40	2,630	2,531
[15]	Salado Independent School GO	5.000%	2/15/41	3,330	3,511
[15]	Salado Independent School GO	5.000%	2/15/42	3,705	3,883
[15]	Salado Independent School GO	5.000%	2/15/43	1,865	1,944
[15]	Salado Independent School GO	5.000%	2/15/44	1,400	1,453
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/43	1,465	1,438
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	2,575	2,555
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/43	2,030	2,010
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,500	2,500
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,273
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,839
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,500	2,685
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,077
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/42	3,890	3,682
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	3,270	3,064
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	8,900	9,053
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	12,795	13,245
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	15,000	15,844
52

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,565	2,562
	San Antonio TX GO	4.000%	8/1/35	1,190	1,206
	San Antonio TX GO	4.000%	2/1/39	6,005	5,928
	San Antonio TX GO	4.000%	2/1/40	3,280	3,197
	San Antonio TX GO	4.000%	2/1/41	3,300	3,180
	San Antonio TX GO	4.000%	2/1/42	2,500	2,377
	San Antonio TX GO	4.000%	2/1/43	2,500	2,354
[15]	San Antonio TX Independent School District GO	4.000%	8/15/37	1,975	1,961
[15]	San Antonio TX Independent School District GO	5.000%	8/15/39	3,500	3,745
[15]	San Antonio TX Independent School District GO	5.000%	8/15/52	4,900	5,016
	San Antonio Water System Water Revenue	4.000%	5/15/39	3,385	3,352
	San Antonio Water System Water Revenue	4.000%	5/15/41	1,305	1,269
	San Antonio Water System Water Revenue	4.000%	5/15/42	1,875	1,786
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	3,899
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,093
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,016
[15]	San Marcos Consolidated Independent School District GO	5.000%	8/15/42	3,825	4,051
[15]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	4,490	4,759
[1]	Sands Consolidated Independent School District GO	4.000%	2/15/48	2,450	2,229
[1]	Sheldon Independent School District GO	4.000%	2/15/50	3,630	3,285
[15]	Sheldon Independent School District GO	4.000%	2/15/50	1,250	1,132
[15]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,810	1,612
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.000%	4/1/43	500	470
	South Manvel Development Authority Tax Increment/Allocation Revenue	5.250%	4/1/50	1,000	953
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/38	1,000	1,081
[15]	Southwest Independent School District GO	3.000%	2/1/40	2,395	1,961
[15]	Spring Branch Independent School District GO	4.000%	2/1/41	3,150	3,060
	Spring Independent School District GO	4.000%	8/15/41	5,000	4,878
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	2,000	1,990
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,733
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,003
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	9,680	8,479
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/54	15,000	13,475
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	3,855	4,114
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.000%	9/1/44	6,240	5,798
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.125%	9/1/46	6,975	6,591
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/41	2,945	3,122
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/43	2,350	2,463
[15]	Taylor County Wylie Independent School District GO	5.000%	2/15/49	15,000	15,473
	Taylor TX GO	4.125%	8/15/49	1,515	1,406
	Taylor TX GO	4.125%	8/15/50	1,615	1,490
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,185	2,112
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,784
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,523
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	355	365
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	141
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,840
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,055	3,156
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	3,515	3,646
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	10,310	10,727
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	2,650	2,767
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	8,575	8,962
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	38,555	40,681
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	12,560	13,483
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/34	11,790	12,256
[7]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	1,500	1,133
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,007
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,040	1,044
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	5,009
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,045	2,042
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	6,500	6,474
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	991
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	7,500	7,403
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	980
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,715	3,625
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,190	3,094
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	965
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	2,150	2,067
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,024
53

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	943
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	4,000	3,746
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,135	2,924
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/33	9,320	9,763
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	7,275	7,587
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	3,050	2,900
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	3,225	3,010
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/38	500	528
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/42	500	517
[10]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,500	2,527
	Texas State University System College & University Revenue	4.000%	3/15/35	2,130	2,127
	Texas State University System College & University Revenue	4.000%	3/15/49	5,205	4,743
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,998
	Texas Water Development Board Water Revenue	5.000%	4/15/28	3,305	3,445
	Texas Water Development Board Water Revenue	4.000%	10/15/32	2,230	2,232
	Texas Water Development Board Water Revenue	4.000%	10/15/33	7,000	7,050
	Texas Water Development Board Water Revenue	4.000%	10/15/34	11,590	11,635
	Texas Water Development Board Water Revenue	4.000%	8/1/36	6,000	6,009
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,639
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,780	3,899
	Texas Water Development Board Water Revenue	4.000%	10/15/41	6,800	6,436
	Texas Water Development Board Water Revenue	4.000%	10/15/42	13,500	12,758
	Texas Water Development Board Water Revenue	5.000%	10/15/42	5,310	5,390
	Texas Water Development Board Water Revenue	4.000%	10/15/43	9,225	8,686
	Texas Water Development Board Water Revenue	5.000%	10/15/53	8,680	8,978
	Texas Water Development Board Water Revenue	5.000%	10/15/58	6,975	7,179
[15]	Tomball Independent School District GO	3.950%	2/15/39	3,625	3,522
[15]	Tomball Independent School District GO	3.875%	2/15/43	4,810	4,405
	Travis County TX GO	5.000%	3/1/39	5,000	5,187
	Travis County TX GO	3.000%	3/1/40	1,000	825
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/41	700	736
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/43	825	859
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/53	4,365	4,429
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,610
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	9,594
	University of Houston College & University Revenue	5.000%	2/15/56	905	927
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,003
[5]	University of North Texas System College & University Revenue	5.000%	4/15/36	1,000	1,102
[5]	University of North Texas System College & University Revenue	5.000%	4/15/37	1,000	1,095
	University of North Texas System College & University Revenue	5.000%	4/15/44	3,890	3,940
[15]	Van Alstyne Independent School District GO	5.000%	2/15/47	3,100	3,202
[15]	Van Alstyne Independent School District GO	4.000%	2/15/48	1,580	1,447
[15]	Victoria Independent School District GO	4.000%	2/15/48	2,580	2,368
[15]	Waco Independent School District GO	4.000%	8/15/41	3,195	3,099
[15]	Waco Independent School District GO	4.000%	8/15/42	2,825	2,690
	Waco TX GO	4.000%	2/1/40	7,930	7,650
	Waco TX GO	4.000%	2/1/41	8,260	7,911
	Waco TX GO	4.000%	2/1/48	5,120	4,739
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/38	3,860	4,119
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/39	5,235	5,543
[1]	Waller Consolidated Independent School District GO	4.000%	2/15/53	2,000	1,747
[15]	Waxahachie Independent School District GO	5.000%	2/15/39	1,390	1,505
[15]	Waxahachie Independent School District GO	5.000%	2/15/41	1,520	1,620
[15]	Wichita Falls Independent School District GO	3.000%	2/1/40	3,000	2,457
					1,777,815
Utah (1.9%)
[2]	Black Desert Public Infrastructure District Special Assessment Revenue	5.625%	12/1/53	2,000	1,943
	Cache County School District GO	4.000%	6/15/40	4,810	4,727
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/40	645	612
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/43	4,290	4,020
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/44	4,465	4,165
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/49	7,925	7,244
	Davis School District GO	4.000%	6/1/41	6,055	5,950
	Davis School District GO	4.000%	6/1/42	6,295	6,142
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,657
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	3,675	3,840
54

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	3,355	3,482
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	3,390	3,482
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	9,500	9,724
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	5,000	5,098
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	1,000	1,025
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	2,120	2,172
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/45	8,735	9,128
	Iron County UT Sales Tax Revenue	5.000%	10/1/59	3,755	3,878
	Iron County UT Sales Tax Revenue	5.000%	10/1/64	11,035	11,362
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/54	11,000	11,311
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	4,137
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/48	1,500	1,539
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/37	300	325
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/38	250	270
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/39	250	269
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/40	500	532
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/41	750	791
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/42	1,325	1,222
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/43	1,500	1,376
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/44	800	731
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/45	3,000	2,343
	Park City School District Local Building Authority Lease (Appropriation) Revenue	4.000%	3/15/45	5,405	5,070
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	5,845
	Salt Lake City Corp. GO	3.000%	6/15/41	1,185	986
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,360	5,448
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	7,500	7,859
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,326
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/42	1,365	1,288
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/43	1,420	1,325
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/44	1,480	1,371
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,159
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	980
	University of Utah College & University Revenue	4.000%	8/1/39	4,000	3,875
	University of Utah College & University Revenue	5.000%	8/1/39	1,000	1,067
	University of Utah College & University Revenue	4.000%	8/1/40	3,000	2,886
	University of Utah College & University Revenue	4.000%	8/1/41	5,000	4,750
	University of Utah College & University Revenue	4.000%	8/1/42	3,000	2,837
	University of Utah College & University Revenue	4.000%	8/1/43	4,085	3,817
	University of Utah College & University Revenue	5.250%	8/1/48	2,405	2,509
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	728
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	1,475	1,511
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,152
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	627
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	16,583
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/50	5,795	4,379
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/50	9,325	9,393
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	6,535	7,092
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,670	1,815
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	3,185	3,472
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	29,975	33,099
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	6,140	6,818
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	6,005	6,754
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/42	7,140	7,558
[2]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/54	1,265	1,251
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	15,000	15,644
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/44	3,125	3,190
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,276
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/41	3,660	3,471
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/42	3,810	3,565
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/43	3,960	3,686
	Weber School District Local Building Authority Lease (Appropriation) Revenue	4.000%	6/15/44	1,970	1,812
					318,771
Vermont (0.2%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/45	2,850	2,370
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	3,500	3,658
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,125
55

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	4.000%	11/1/50	2,505	2,216
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/52	5,250	5,405
	Vermont GO	4.000%	8/15/40	3,135	3,108
					26,882
Virginia (1.4%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	979
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,696
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,199
	Arlington County VA GO	2.500%	8/15/29	5,000	4,729
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,320	5,435
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,735	4,838
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/48	16,645	17,179
[2]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	5,711	4,460
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,626
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/36	2,000	1,788
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,225
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,698
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/51	5,000	5,184
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	33,450	34,407
[5]	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	10,000	10,885
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	639
[5]	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,660	3,673
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,825	2,480
[7]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	1,000	1,076
[7]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	3,000	3,169
[7]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	4.750%	7/1/53	5,000	4,969
[7]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	3,160	3,327
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	480	480
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.750%	12/1/53	855	912
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.875%	12/1/58	3,200	3,420
	Loudoun County Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	1.980%	6/1/58	2,287	1,296
	Loudoun County VA GO	4.000%	12/1/41	4,850	4,756
[2]	Newport News IDA Revenue	5.330%	7/1/45	7,000	6,580
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/52	5,000	5,193
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	1,989	2,033
	Richmond VA GO	2.000%	7/15/34	2,570	2,068
	Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/42	500	476
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/35	2,301	2,139
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/41	1,405	1,357
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/42	2,000	1,894
	Upper Occoquan Sewage Authority Sewer Revenue	4.000%	7/1/43	1,890	1,778
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	2,570	2,830
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	2,035	2,229
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,560
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	4,000	4,212
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	2,660	2,493
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	3,000	2,484
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,032
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,459
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	1,225	1,004
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/36	4,880	4,960
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/37	5,075	5,126
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/44	3,140	2,997
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/45	6,000	5,713
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/47	4,000	3,739
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/35	935	949
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/36	650	657
56

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/37	940	945
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/38	905	906
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	9/1/39	4,450	4,310
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	1,410	1,391
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	8,450	8,275
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/42	3,000	2,852
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	8,000	6,949
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/54	4,000	4,062
					241,177
Washington (1.0%)
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	3,235	3,057
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/36	1,670	1,786
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,000	1,053
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/48	5,000	4,950
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	270	289
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	590	628
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	794
	Kennewick Public Facilities District Sales Tax Revenue	5.250%	12/1/54	10,090	10,547
	King County School District No. 403 Renton GO	4.000%	12/1/39	2,205	2,161
	King County School District No. 403 Renton GO	4.000%	12/1/40	2,850	2,780
	Kitsap County School District No. 100-C Bremerton GO	5.250%	12/1/47	2,385	2,531
[4]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/32	765	837
[4]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/33	750	822
[4]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/34	875	962
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,395
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/42	1,200	1,161
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/41	2,390	2,322
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	8,110	8,385
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/48	8,365	8,686
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/49	3,585	3,716
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,950	1,966
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Navalia & Alena Projects)	4.000%	8/1/34	2,800	2,736
	Washington GO	5.000%	6/1/42	1,250	1,276
	Washington GO	5.000%	6/1/42	20	21
	Washington GO	5.000%	2/1/43	1,605	1,658
	Washington GO	5.000%	6/1/46	3,365	3,503
	Washington GO	5.000%	6/1/47	6,000	6,256
	Washington GO	5.000%	2/1/49	7,435	7,700
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	5,000	4,546
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,830	1,653
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	4,045	4,046
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	8,750	7,478
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,197
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	812
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	1,781
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	8,000	7,988
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	117
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	1,000	1,039
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	4,460	3,434
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,000	1,009
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,000	999
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	5,500	4,717
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	28,587	26,314
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	8,882	7,998
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.221%	3/20/40	5,481	5,040
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/59	2,000	2,040
[2]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/53	3,000	3,200
	Washington State University College & University Revenue	5.000%	4/1/39	2,695	2,925
					173,311
West Virginia (0.4%)
[7]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,063
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	305	301
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,617
	West Virginia GO	5.000%	12/1/45	1,500	1,565
57

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	3,080	3,199
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	4,000	4,275
[7]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	9/1/42	6,265	6,555
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	2,805	2,974
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	5,000	4,176
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,152
[7]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/48	2,590	2,749
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/48	15,175	16,387
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,171
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	6,010	5,559
					69,743
Wisconsin (1.9%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	7,120	7,885
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	6,480	7,177
	Franklin Public School District GO	4.000%	4/1/45	5,285	5,050
	Madison WI Metropolitan School District GO	4.000%	3/1/36	2,460	2,461
[1]	Milwaukee WI GO	5.000%	4/1/27	1,920	1,981
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,408
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,011
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,151
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	835
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,039
[7]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	1,998
[7]	Monroe WI School District GO	5.000%	3/1/37	775	814
[7]	Monroe WI School District GO	5.000%	3/1/38	700	731
[7]	Monroe WI School District GO	4.000%	3/1/39	1,855	1,826
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,865
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,504
[2]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/44	180	159
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,461
[2]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/49	360	316
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/51	1,000	788
[2]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/53	160	138
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	3,847
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,005	904
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	9,517	9,630
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/51	1,145	1,014
[2]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/41	1,000	926
[2]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/40	815	789
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,250	3,243
	Public Finance Authority College & University Revenue	5.125%	4/1/52	5,500	5,092
[2]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,198
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	359
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	406
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	333
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	304
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	320
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	8,633
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	8,000	6,043
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,105
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,412
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	6,694
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	1,500	1,081
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	11,500	10,042
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,773
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	807
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/55	820	838
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/61	1,200	1,211
[2]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/36	3,249	3,159
[2]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/37	2,670	1,302
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	5,055	5,040
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	15,362	15,239
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	16,591	16,311
	Public Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/25/39	10,375	9,798
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	3,000	3,049
[2]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	1,000	1,000
[7]	Racine Unified School District GO	5.000%	4/1/37	820	870
[7]	Racine Unified School District GO	5.000%	4/1/41	1,215	1,268
58

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Racine Unified School District GO	4.000%	4/1/42	3,555	3,440
[7]	Racine Unified School District GO	5.000%	4/1/42	820	852
[1]	Racine Unified School District GO	4.000%	4/1/44	2,565	2,429
[4]	Racine Unified School District GO	4.000%	4/1/44	5,300	5,018
[4]	Racine Unified School District GO	4.000%	4/1/45	1,400	1,313
[7]	Racine Unified School District GO, Prere.	5.000%	4/1/31	180	198
[7]	Racine Unified School District GO, Prere.	5.000%	4/1/31	265	291
[7]	Racine Unified School District GO, Prere.	5.000%	4/1/31	180	198
	Sheboygan Area School District GO	3.000%	3/1/42	1,700	1,378
	Sheboygan Area School District GO	3.000%	3/1/43	1,755	1,397
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/49	1,800	1,828
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,264
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,498
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,005
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,084
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,105
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,543
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,250	1,250
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	4,938
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,401
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,552
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	14,351
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	4,809
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,027
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	700	714
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,012
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/44	1,305	1,343
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	3,765	3,449
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,248
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,080	3,228
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/54	4,645	4,908
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/55	6,640	6,848
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/59	2,500	2,564
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	1,435	1,515
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,347
[2]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/27	8,000	8,105
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	3,780	3,676
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	3,520	3,623
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	4,245	4,554
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/55	2,895	3,131
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	3,150	3,150
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	3,500	3,560
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	3,500	3,556
					319,338
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	34
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	514
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/54	2,450	2,635
					3,183
Total Tax-Exempt Municipal Bonds (Cost $17,046,864)					16,215,538
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	19,918	11,901
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	8,965	5,491
Total Taxable Municipal Bonds (Cost $17,753)					17,392
59

Long-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.6%)
Investment Company (3.6%)
[16]	Vanguard Municipal Low Duration Fund (Cost $603,426)	3.218%	60,345,773	603,457
Total Investments (99.7%) (Cost $17,668,043)				16,836,387
Other Assets and Liabilities—Net (0.3%)				52,454
Net Assets (100%)				16,888,841
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $404,013, representing 2.4% of net assets.
3	Non-income-producing security—security in default.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Step bond.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/26	RBC	3,080	Buy	5-Year MMD AAA General Obligation Scale	3.460%	36	36	—
4/24/26	MSCS	2,300	Buy	5-Year MMD AAA General Obligation Scale	3.460%	27	27	—
4/27/26	JPMC	8,100	Buy	5-Year MMD AAA General Obligation Scale	3.380%	63	63	—
5/5/26	BANA	4,310	Buy	10-Year MMD AAA General Obligation Scale	3.620%	(17)	—	(17)
						109	126	(17)
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.
60

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,064,617)	16,232,930
Affiliated Issuers (Cost $603,426)	603,457
Total Investments in Securities	16,836,387
Investment in Vanguard	472
Cash	15,969
Receivables for Investment Securities Sold	49,486
Receivables for Accrued Income	215,240
Receivables for Capital Shares Issued	14,794
Unrealized Appreciation—Over-the-Counter Swap Contracts	126
Other Assets	126
Total Assets	17,132,600
Liabilities
Payables for Investment Securities Purchased	195,882
Payables for Capital Shares Redeemed	29,076
Payables for Distributions	18,144
Payables to Vanguard	640
Unrealized Depreciation—Over-the-Counter Swap Contracts	17
Total Liabilities	243,759
Net Assets	16,888,841
At April 30, 2025, net assets consisted of:

Paid-in Capital	18,143,481
Total Distributable Earnings (Loss)	(1,254,640)
Net Assets	16,888,841

Investor Shares—Net Assets
Applicable to 67,002,087 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	706,699
Net Asset Value Per Share—Investor Shares	$10.55

Admiral™ Shares—Net Assets
Applicable to 1,534,227,859 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,182,142
Net Asset Value Per Share—Admiral Shares	$10.55

See accompanying Notes, which are an integral part of the Financial Statements.
61

Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1]	326,292
Total Income	326,292
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,155
Management and Administrative—Investor Shares	537
Management and Administrative—Admiral Shares	5,474
Marketing and Distribution—Investor Shares	25
Marketing and Distribution—Admiral Shares	639
Custodian Fees	34
Shareholders’ Reports and Proxy Fees—Investor Shares	13
Shareholders’ Reports and Proxy Fees—Admiral Shares	70
Trustees’ Fees and Expenses	4
Other Expenses	190
Total Expenses	8,141
Expenses Paid Indirectly	(33)
Net Expenses	8,108
Net Investment Income	318,184
Realized Net Gain (Loss)
Investment Securities Sold[1]	(78,093)
Futures Contracts	(4,358)
Realized Net Gain (Loss)	(82,451)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(434,479)
Futures Contracts	2,052
Swap Contracts	109
Change in Unrealized Appreciation (Depreciation)	(432,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	(196,585)
1	Interest income from an affiliated company of the fund was $7,987. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
62

Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	318,184	594,427
Realized Net Gain (Loss)	(82,451)	(11,448)
Change in Unrealized Appreciation (Depreciation)	(432,318)	1,312,402
Net Increase (Decrease) in Net Assets Resulting from Operations	(196,585)	1,895,381
Distributions
Investor Shares	(13,187)	(25,726)
Admiral Shares	(301,582)	(564,842)
Total Distributions	(314,769)	(590,568)
Capital Share Transactions
Investor Shares	(36,107)	20,920
Admiral Shares	(270,120)	1,478,371
Net Increase (Decrease) from Capital Share Transactions	(306,227)	1,499,291
Total Increase (Decrease)	(817,581)	2,804,104
Net Assets
Beginning of Period	17,706,422	14,902,318
End of Period	16,888,841	17,706,422

See accompanying Notes, which are an integral part of the Financial Statements.
63

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.86	$9.98	$10.04	$12.10	$12.03	$11.95
Investment Operations
Net Investment Income[1]	.192	.368	.337	.306	.314	.344
Net Realized and Unrealized Gain (Loss) on Investments	(.312)	.877	(.063)	(1.997)	.126	.133
Total from Investment Operations	(.120)	1.245	.274	(1.691)	.440	.477
Distributions
Dividends from Net Investment Income	(.190)	(.365)	(.334)	(.305)	(.313)	(.345)
Distributions from Realized Capital Gains	—	—	—	(.064)	(.057)	(.052)
Total Distributions	(.190)	(.365)	(.334)	(.369)	(.370)	(.397)
Net Asset Value, End of Period	$10.55	$10.86	$9.98	$10.04	$12.10	$12.03
Total Return[2]	-1.13%	12.53%	2.59%	-14.26%	3.67%	4.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$707	$764	$682	$705	$945	$921
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.59%	3.38%	3.18%	2.73%	2.57%	2.89%
Portfolio Turnover Rate	16%	28%	29%	28%	14%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
64

Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.86	$9.98	$10.04	$12.10	$12.03	$11.95
Investment Operations
Net Investment Income[1]	.196	.376	.346	.315	.324	.356
Net Realized and Unrealized Gain (Loss) on Investments	(.312)	.878	(.063)	(1.997)	.126	.130
Total from Investment Operations	(.116)	1.254	.283	(1.682)	.450	.486
Distributions
Dividends from Net Investment Income	(.194)	(.374)	(.343)	(.314)	(.323)	(.354)
Distributions from Realized Capital Gains	—	—	—	(.064)	(.057)	(.052)
Total Distributions	(.194)	(.374)	(.343)	(.378)	(.380)	(.406)
Net Asset Value, End of Period	$10.55	$10.86	$9.98	$10.04	$12.10	$12.03
Total Return[2]	-1.09%	12.62%	2.67%	-14.19%	3.75%	4.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,182	$16,942	$14,220	$12,723	$16,191	$14,592
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.67%	3.46%	3.26%	2.81%	2.65%	2.96%
Portfolio Turnover Rate	16%	28%	29%	28%	14%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
65

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2025.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD rate locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD rate locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2025, the fund’s average amount of investments in MMD rate locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
66

Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $472,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $33,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
67

Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,215,538	—	16,215,538
Taxable Municipal Bonds	—	17,392	—	17,392
Temporary Cash Investments	603,457	—	—	603,457
Total	603,457	16,232,930	—	16,836,387
Derivative Financial Instruments
Assets
Swap Contracts	—	126	—	126
Liabilities
Swap Contracts	—	(17)	—	(17)
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,673,133
Gross Unrealized Appreciation	67,923
Gross Unrealized Depreciation	(904,560)
Net Unrealized Appreciation (Depreciation)	(836,637)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $352,589,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $2,683,690,000 of investment securities and sold $2,995,528,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $6,800,000 and sales were $49,085,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	71,528	6,642	183,287	17,068
Issued in Lieu of Cash Distributions	11,297	1,046	21,984	2,021
Redeemed	(118,932)	(11,066)	(184,351)	(17,037)
Net Increase (Decrease)—Investor Shares	(36,107)	(3,378)	20,920	2,052
Admiral Shares
Issued	1,753,144	162,997	4,942,759	457,781
Issued in Lieu of Cash Distributions	194,663	18,027	368,010	33,827
Redeemed	(2,217,927)	(206,531)	(3,832,398)	(356,472)
Net Increase (Decrease)—Admiral Shares	(270,120)	(25,507)	1,478,371	135,136
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
68

Long-Term Tax-Exempt Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q432 062025
69

Financial Statements
For the six-months ended April 30, 2025
Vanguard Ultra-Short-Term Tax-Exempt Fund

Contents
Financial Statements	1

Ultra-Short-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (6.1%)
[1]	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue TOB VRDO	3.720%	5/1/25	12,245	12,245
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/28	1,347	1,402
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/26	3,376	3,452
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/26	1,060	1,064
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	10,085	10,127
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	679
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,345	1,376
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,780	1,835
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,300	1,352
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,835	2,971
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	250
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/25	175	175
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/25	2,795	2,799
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/25	300	301
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/25	225	226
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/26	275	279
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/26	1,805	1,832
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/26	1,000	1,019
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/26	2,000	2,029
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/26	500	507
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/26	2,000	2,033
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,308
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/26	2,785	2,833
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/26	1,145	1,164
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/26	415	423
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/26	1,850	1,890
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/27	150	154
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/27	1,300	1,337
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/27	1,150	1,187
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/27	1,700	1,743
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/27	450	461
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/27	3,190	3,268
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,312
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/27	3,000	3,093
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/27	1,095	1,124
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/27	555	573
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/27	1,170	1,210
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/28	510	529
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/28	3,070	3,189
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/28	1,000	1,046
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/28	1,825	1,889
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/28	500	517
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/28	1,810	1,871
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/28	1,265	1,309
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/28	550	573
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/28	1,280	1,336
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/29	500	519
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/29	1,970	2,040
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/29	1,060	1,102
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/26	125,950	125,722
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/25	2,975	2,971
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/26	3,095	3,088
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/27	3,220	3,208
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/29	2,410	2,368
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/26	1,800	1,823
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	62,830	64,656
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	7,800	8,131
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	2,100	2,196
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	990	990
1

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	96,905	96,987
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	755
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	813
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	63,325	63,456
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	115,670	115,461
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.970%	10/1/52	38,025	37,112
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	54,735	54,704
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	51,640	51,453
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	150	157
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	15	15
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/26	240	244
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/27	250	256
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/27	255	262
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/28	1,300	1,358
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/28	475	490
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/28	1,300	1,367
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/28	600	621
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/29	900	952
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/29	525	546
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/29	350	372
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/29	625	652
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	536
	Jefferson County AL Sewer Revenue	5.000%	10/1/26	1,750	1,792
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	111,255	111,303
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.300%	3/12/26	10,110	10,100
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	5,600	5,597
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/26	1,140	1,153
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/27	1,640	1,678
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/25	620	620
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/25	355	357
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/26	400	405
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/26	420	427
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/27	1,250	1,278
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/27	600	617
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/28	1,250	1,288
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/28	610	631
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/26	290	293
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/27	375	381
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/27	375	382
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/28	415	424
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/28	625	641
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/29	655	672
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/29	200	207
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/29	825	849
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/30	585	602
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/30	625	644
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/26	155	156
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/26	330	335
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/26	1,000	1,019
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/27	565	576
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/27	1,535	1,572
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/27	1,000	1,030
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/28	840	863
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/28	1,115	1,151
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/29	885	916
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/29	1,130	1,174
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/30	1,405	1,462
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/30	2,040	2,130
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	560
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	852
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	2,520	2,520
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	752
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.000%	12/1/26	1,050	1,069
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,038
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	200	212
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	7,805	8,017
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/25	170	170
2

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/26	185	188
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/27	1,000	1,026
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/27	330	341
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/28	1,200	1,245
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	430	449
	University of South Alabama College & University Revenue	5.000%	4/1/26	2,250	2,287
	University of South Alabama College & University Revenue	5.000%	4/1/27	2,000	2,066
[4]	University of South Alabama College & University Revenue	5.000%	4/1/28	3,510	3,683
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/28	6,360	6,370
					926,245
Alaska (0.1%)
	Alaska GO	5.000%	8/1/26	750	768
[5]	Alaska GO	5.000%	8/1/26	2,335	2,390
[5]	Alaska GO	5.000%	8/1/27	1,000	1,043
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	220	220
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/25	275	277
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/26	345	351
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	465	477
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/27	1,250	1,305
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	6/1/28	1,000	1,052
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bonds II)	5.000%	12/1/28	1,225	1,297
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/28	775	824
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/29	225	242
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/30	250	273
	Municipality of Anchorage AK GO	5.000%	9/1/26	2,600	2,664
	Municipality of Anchorage AK GO	5.000%	9/1/26	1,060	1,086
	Municipality of Anchorage AK GO	5.000%	9/1/27	2,730	2,849
	Municipality of Anchorage AK GO	5.000%	9/1/27	2,220	2,317
	North Slope Borough AK GO	5.000%	6/30/25	2,000	2,005
	North Slope Borough AK GO	5.000%	6/30/26	1,030	1,055
					22,495
Arizona (1.4%)
	Arizona COP	5.000%	10/1/25	1,870	1,872
[1,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/1/25	2,163	2,163
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.870%	1/1/46	3,850	3,811
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.870%	11/4/25	1,370	1,366
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	3.870%	11/4/25	150	149
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,915	9,275
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	3,000	3,151
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/32	245	247
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/25	1,160	1,159
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/25	215	215
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/27	1,250	1,238
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/27	230	228
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,058
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,166
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/26	2,638	2,692
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/26	5,926	6,060
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,414
[1,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	77
[1,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	58
[1,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	58
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/25	3,605	3,612
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/26	14,800	15,113
[4]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/27	7,550	7,833
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	174
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	120
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	12,475	12,512
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	930	928
[1,6]	Glendale Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/1/25	11,945	11,945
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,105	3,133
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,775	1,825
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,544
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,510	1,574
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,105	1,167
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,715	1,833
3

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,000	1,021
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	7,500	8,157
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,800	6,899
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	11,000	11,511
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	3,190	3,386
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,530	2,415
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	1,445	1,379
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	1,815	1,821
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/25	650	642
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/28	1,025	934
	Mesa AZ GO	5.000%	7/1/25	5,440	5,459
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/25	5,100	5,112
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/27	1,920	1,912
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	3,750	3,751
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	1,885	1,946
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	4,660	4,728
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/25	315	315
[1]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/26	325	323
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	3.670%	5/1/25	5,000	5,000
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	4,150	4,180
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	1,525	1,560
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/25	275	274
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/29	380	373
[4]	University of Arizona College & University Revenue	5.000%	8/1/27	3,750	3,910
[4]	University of Arizona College & University Revenue	5.000%	8/1/28	2,250	2,385
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.400%	6/2/25	11,500	11,500
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,148
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,237
					220,048
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,055	2,056
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	500	502
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	4,000	4,050
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	745	745
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	765	778
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	750	769
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,557
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	3,380	3,406
[8]	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/27	2,045	2,051
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	560
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,990	1,998
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	225	228
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/26	2,425	2,486
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,030	1,071
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/28	1,310	1,380
					23,637
California (7.3%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	2,185	2,190
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	2,500	2,479
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	4,295	4,272
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	2,500	2,378
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	4/1/56	10,500	10,231
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.030%	4/1/56	9,000	8,672
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	4/1/56	10,725	10,627
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.870%	4/1/36	13,230	13,122
	Burbank Unified School District GO	4.500%	8/1/32	2,640	2,666
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/25	900	900
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/26	1,655	1,659
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	1,250	1,257
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	315	317
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	300	302
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,035
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/25	1,280	1,287
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/26	1,105	1,124
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/27	875	900
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	900	929
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	8,120	8,409
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/27	975	1,000
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/28	1,640	1,698
4

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,560	1,624
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	3,635	3,802
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/28	1,215	1,255
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	8,550	9,033
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	50,985	50,987
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	44,480	46,134
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	16,785	16,750
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	53,800	56,536
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	690
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,125	1,141
	California GO	5.000%	3/1/26	10,000	10,162
	California GO	5.000%	3/1/27	20,000	20,710
	California GO	5.000%	3/1/28	19,130	20,156
	California GO	5.000%	3/1/28	35,870	37,794
	California GO	5.000%	3/1/29	8,715	9,328
	California GO	5.000%	3/1/29	8,025	8,590
	California GO	5.000%	9/1/29	9,425	9,636
	California GO	5.000%	8/1/33	1,275	1,296
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	600	600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,115	3,115
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	690	691
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	455	456
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,655	1,655
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	7,625	7,641
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	250	255
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,240	5,489
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	350	356
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,301
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,980	5,002
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,655	3,756
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	8,685	8,940
[1,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	5/1/25	8,490	8,490
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	2,685	2,653
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	25,000	25,628
[2]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.520%	8/1/72	21,535	21,472
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	5,000	4,974
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	12/1/50	6,375	6,354
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	1,100	1,102
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,350
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,490
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	160	162
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,595	2,638
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,365	1,402
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,430	1,483
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,482
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/28	1,078	1,059
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/28	6,345	6,611
[1,6]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	2.700%	5/1/25	8,475	8,475
[1]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.700%	5/1/25	14,760	14,760
[1]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/28	1,800	1,768
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,250
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	1,050	1,047
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	700	710
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	500	500
[1]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/26	2,085	2,082
	California State University College & University Revenue PUT	0.550%	11/1/26	10,185	9,684
	California State University College & University Revenue PUT	3.125%	11/1/26	3,000	2,990
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	426
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	1,000	1,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,085	1,106
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,001
	Cerritos Community College District GO	0.000%	8/1/26	2,150	2,065
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/26	95,350	95,277
	El Rancho Unified School District BAN GO	0.000%	8/1/28	3,320	2,963
	Fresno Unified School District GO	2.000%	8/1/25	700	696
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/26	1,500	1,517
5

Ultra-Short-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/25	4,225	4,225
Long Beach CA Marina System Port, Airport & Marina Revenue	5.000%	5/15/26	745	745
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	5,930	5,932
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	3,410	3,414
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	2,725	2,728
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	2,950	2,952
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	1,085	1,086
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	1,310	1,312
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	3,185	3,189
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	3,745	3,750
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	1,040	1,041
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	760	763
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	3,080	3,124
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	13,235	13,440
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	6,060	6,154
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	275	279
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,540	1,562
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	3,200	3,246
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,690	1,716
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	350	355
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,615	2,655
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,300	2,336
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	5,325	5,407
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,750	2,793
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/27	890	894
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/27	345	347
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,450	1,493
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	375	386
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,055	1,086
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	965	994
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	845	853
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,925	1,982
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	225	232
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,695	2,757
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,665	2,744
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	190	196
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	2,970	3,059
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	885	911
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	110	111
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	400	409
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	750	772
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,390	1,431
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	525	541
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,270	1,316
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	980	1,016
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	2,280	2,363
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	720	742
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	90	93
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	130	132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	940	974
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	575	596
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	180	187
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	165	171
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	535	545
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	510	529
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	35	36
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,275	1,334
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	980	1,025
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,075	1,124
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	255	267
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	265	277
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	290	295
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	415	424
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	825	849
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	105	109
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	230	239
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	470	489
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	210	214
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	65	68
6

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	120	126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,145	1,198
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	500	523
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	355	374
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	405	421
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	235	248
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	145	153
[1,6]	Los Angeles Department of Water & Power Water Revenue TOB VRDO	4.120%	5/1/25	3,000	3,000
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	8,680	8,693
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	1,535	1,537
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	625	634
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	300	304
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	2,775	2,813
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	2,270	2,301
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/27	2,045	2,055
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	500	515
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	315	324
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	965	994
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	975	1,004
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/28	2,085	2,099
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	2,140	2,218
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	1,125	1,166
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	570	581
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/28	725	747
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	800	805
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	655	661
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,060	1,109
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	205	216
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	120	123
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	105	112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	90	96
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	470	503
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	4.000%	5/1/25	49,100	49,100
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	849
[9]	North Orange County CA Community College District GO	0.000%	8/1/26	3,000	2,885
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/25	655	656
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/26	500	508
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/27	735	755
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/28	1,500	1,555
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/29	1,625	1,698
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	8,000	8,384
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/25	22,100	22,100
	Palomar Health COP	5.000%	11/1/25	350	350
	Palomar Health GO	5.000%	8/1/28	665	662
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,600	1,568
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/25	5,000	5,025
	Romoland School District Special Tax Revenue	5.000%	9/1/26	1,655	1,663
	Roseville CA Special Tax Revenue	5.000%	9/1/27	1,000	1,004
	Sacramento County CA Special Tax Revenue	5.000%	9/1/25	1,500	1,507
	Sacramento County CA Special Tax Revenue	5.000%	9/1/26	3,850	3,930
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	6,850	6,968
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/28	500	503
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/29	405	407
[1,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/25	18,251	18,251
[1,6]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	3.900%	5/1/25	31,210	31,210
	San Francisco Community College District GO	5.000%	6/15/29	3,015	3,021
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/27	125	128
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/28	500	514
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/29	565	585
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/30	500	523
[9]	San Mateo Union High School District GO	0.000%	9/1/26	2,000	1,918
[9]	San Ysidro School District GO	0.000%	8/1/27	100	92
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/30	170	177
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/31	555	577
[9]	Santa Monica Community College District GO	0.000%	8/1/25	1,380	1,369
	Santa Monica Community College District GO	0.000%	8/1/26	1,000	960
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	6,480	6,580
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	1,610	1,660
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/28	1,935	2,005
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	15,050	14,959
7

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/25	150	151
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/26	500	508
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	500	512
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,000	1,034
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/29	1,000	1,041
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	5,000	5,199
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/26	520	528
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/27	110	113
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/26	295	300
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/27	2,185	2,252
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	70	73
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/28	105	109
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	115	116
[9]	Stanislaus County Modesto Elementary School District GO	0.000%	8/1/25	1,945	1,928
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,355	3,447
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/30	2,555	2,789
	University of California College & University Revenue	5.000%	5/15/27	45,925	47,874
	University of California College & University Revenue	5.000%	5/15/29	35,530	38,313
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	825	830
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	499
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	200	207
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	775
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	775
					1,118,597
Colorado (1.6%)
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,828
[10]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/26	1,185	1,212
[10]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/28	1,000	1,050
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	1,685	1,668
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/29	5,845	5,787
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	764
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,700	1,706
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	455	458
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,060	1,068
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,555	1,597
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	370	378
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	715	743
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	414
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	523
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	27,000	28,757
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	450	475
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,370	1,389
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	360	384
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,000	1,013
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/25	190	191
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/27	1,075	1,111
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	5.000%	5/15/26	2,000	2,037
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,600	4,607
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	9,075	9,128
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	5,055	5,095
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	27,415	27,957
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	11,695	11,900
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	17,675	18,505
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	22,420	23,482
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	5/1/25	2,305	2,305
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.170%	5/15/61	10,420	10,352
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,401
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/27	750	748
[1,6]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	8,900	8,900
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.490%	12/1/25	4,710	4,710
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/26	500	510
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/28	500	522
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/29	465	490
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/30	280	297
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/31	515	549
8

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/28	3,605	3,612
[1]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,000	3,062
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.671%	9/1/39	12,530	12,398
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/28	1,000	1,001
[4]	Johnstown CO Water Revenue	5.000%	12/1/27	500	524
[4]	Johnstown CO Water Revenue	5.000%	12/1/28	775	824
[1,6]	Pueblo County CO COP TOB VRDO	3.720%	5/1/25	15,000	15,000
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	348
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	530	552
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	8,115	8,042
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	4,295	4,187
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	515
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	400	418
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	600	635
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/25	250	253
[1]	Westminster CO Water & Wastewater Utility Water Revenue TOB VRDO	2.600%	5/1/25	8,595	8,595
					247,977
Connecticut (0.8%)
	Bridgeport CT GO	5.000%	8/15/27	4,485	4,659
[5]	Connecticut GO	5.000%	3/15/29	1,400	1,496
[5]	Connecticut GO	5.000%	12/1/29	2,040	2,202
	Connecticut GO	5.000%	10/15/33	535	544
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.400%	5/15/25	250	250
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.450%	11/15/25	350	343
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	500	478
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	173
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,182
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/27	825	823
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/27	7,215	7,217
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/28	1,695	1,683
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,000	3,007
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,930	3,939
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	390
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	300	307
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	26,575	26,453
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	11,635	11,580
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	4,815	4,737
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	680	679
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	736
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,990	2,986
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	850	852
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	6,820	6,976
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,035	3,200
[5]	Hartford CT Special Obligation Revenue	5.000%	7/15/27	2,500	2,591
[5]	Hartford CT Special Obligation Revenue	5.000%	7/15/28	1,400	1,472
[5]	Hartford CT Special Obligation Revenue	5.000%	7/15/29	700	746
	New Haven CT GO	5.000%	8/1/25	500	501
[4]	New Haven CT GO	5.000%	8/1/26	700	714
[4]	New Haven CT GO	5.000%	8/1/27	500	520
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/27	18,090	17,837
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/30	4,000	3,973
	University of Connecticut College & University Revenue	5.000%	8/15/25	3,835	3,853
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	751
	University of Connecticut College & University Revenue	5.000%	3/15/30	3,075	3,115
	Washington CT BAN GO	4.000%	12/2/25	2,260	2,264
					127,229
Delaware (0.1%)
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	8,070	7,907
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,935	2,877
					10,784
District of Columbia (1.5%)
	District of Columbia College & University Revenue	5.000%	4/1/30	1,530	1,564
	District of Columbia GO	5.000%	6/1/27	725	726
	District of Columbia GO	5.000%	6/1/31	1,915	1,970
	District of Columbia GO, Prere.	5.000%	6/1/25	2,410	2,413
9

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,370	4,411
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	6,630	6,688
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	1,115	1,124
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/28	1,702	1,769
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,758
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	5,545	5,547
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,120	17,253
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,785	2,806
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,060	5,095
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,306
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	5,539	5,756
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/28	1,850	1,926
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	16,450	16,720
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/28	3,900	3,865
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/30	1,700	1,726
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	12,550	12,394
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.740%	5/1/25	38,380	38,380
[1,3]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.740%	5/1/25	5,455	5,455
[1,6]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.740%	5/1/25	65,900	65,900
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	1,500	1,538
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/26	1,500	1,535
					229,625
Florida (3.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	239
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,450	1,481
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,265
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	970	983
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,270	1,288
[1]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/1/25	3,750	3,750
[3]	Broward County FL School District COP	5.000%	7/1/27	1,740	1,745
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,475	1,474
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/27	2,275	2,252
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,500	1,505
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/25	750	745
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/26	400	401
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/27	990	992
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	400	409
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	475	495
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	500	529
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	450	484
[10]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	815	876
[1]	Central Florida Expressway Authority Highway Revenue TOB VRDO	3.770%	5/1/25	7,045	7,045
	Clay County FL Sales Tax Revenue	5.000%	10/1/27	1,640	1,711
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	1,000	1,053
[3]	Duval County Public Schools COP	5.000%	7/1/25	1,650	1,654
[3]	Duval County Public Schools COP	5.000%	7/1/26	2,150	2,199
[3]	Duval County Public Schools COP	5.000%	7/1/27	3,180	3,303
	Escambia County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.800%	6/1/26	5,000	5,020
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	650	675
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	375	395
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/29	500	532
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	875	862
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	225
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/25	110	110
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	552
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/31	345	342
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	220	220
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	645	661
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,375	1,329
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	7,695	8,213
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	590	592
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Flagler College Inc. Project)	5.000%	11/1/27	1,095	1,112
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	415	420
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/27	1,005	1,047
10

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,060	3,060
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	5,300	5,341
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,225	2,249
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/27	4,530	4,543
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/28	4,200	4,194
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	35,080	35,218
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	15,720	15,914
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	19,685	20,082
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	13,155	13,398
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,685	1,716
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	1,295	1,318
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,110	1,129
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/25	125	126
[3]	Hernando County School District COP	5.000%	7/1/28	2,000	2,040
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	15,245	16,341
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	3,295	3,304
	Jacksonville FL General Fund Revenue	5.000%	10/1/26	2,000	2,054
	Jacksonville FL General Fund Revenue	5.000%	10/1/27	1,000	1,043
	Jacksonville FL General Fund Revenue	5.000%	10/1/28	1,400	1,482
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,000	1,061
[10]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	5,965	6,330
[1]	JEA Water & Sewer System Water Revenue TOB VRDO	3.670%	5/1/25	6,015	6,015
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,195	3,256
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	230	230
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/29	1,440	1,430
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/29	250	248
	Lee County FL IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	2,000	2,010
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,250
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/27	4,875	4,894
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/30	2,650	2,716
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/27	1,000	1,004
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,690	2,694
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,225	1,242
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/26	3,445	3,525
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,485	1,504
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	505	510
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,165	1,166
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,000	2,002
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/27	1,035	1,074
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,400	2,457
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	4,260	4,483
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/28	1,205	1,208
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,507
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,630
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,051
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	6,750	6,749
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/26	25,665	25,456
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/26	1,000	999
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/28	8,060	8,034
	Miami-Dade County School Board COP	5.000%	5/1/26	1,000	1,000
	Miami-Dade County School Board COP	5.000%	8/1/27	155	158
	Miami-Dade County School Board COP	5.000%	2/1/32	2,040	2,059
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/29	1,375	1,443
[1]	North Springs Improvement District Special Assessment Revenue	4.250%	5/1/28	915	913
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/25	1,340	1,340
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/26	1,395	1,422
[10]	Okaloosa County School Board COP	5.000%	10/1/27	1,000	1,045
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/29	1,920	1,901
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	350	354
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	625	639
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	650	670
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,285	2,325
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/1/25	9,660	9,660
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/27	18,370	18,345
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/28	10,915	10,848
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	2,465	2,206
	Orlando Utilities Commission Multiple Utility Revenue VRDO	3.320%	5/7/25	60,190	60,190
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	565	567
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	239
11

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	245	245
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	110	110
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/28	425	440
[1,6]	Palm Beach County Health Facilities Authority Revenue TOB VRDO	3.970%	5/1/25	19,400	19,400
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,308
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/31	120	119
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/25	2,430	2,443
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/26	865	887
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	905	944
[3]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/28	950	1,006
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/27	4,750	4,738
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,663
[3]	Santa Rosa County School Board COP	5.000%	2/1/27	1,010	1,040
[3]	Santa Rosa County School Board COP	5.000%	2/1/28	1,000	1,045
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/25	3,575	3,601
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	5/1/25	12,000	12,000
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/26	100	99
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/25	120	120
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/28	250	244
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/29	255	248
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,310	1,353
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,418
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,250	6,416
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/25	395	391
[1,6]	St. Johns County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/1/25	5,760	5,760
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	1,310	1,337
[1]	Tampa Florida Water & Wastewater System Water Revenue TOB VRDO	3.670%	5/1/25	10,000	10,000
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	150	147
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	350	351
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/26	535	536
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/30	795	796
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/31	1,190	1,191
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/26	300	304
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/28	400	413
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/29	935	979
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/30	425	448
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/30	500	523
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/31	1,230	1,304
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	520	517
					502,680
Georgia (4.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,950	2,962
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,124
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,293
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,452
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,625
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,253
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,608
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartments Project) PUT	3.375%	5/1/25	9,898	9,898
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,440	9,610
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/28	1,250	1,248
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/28	10,000	9,976
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,350	2,314
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	2,050	2,019
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/29	7,565	7,471
	Bartow County Development Authority Electric Power & Light Revenue PUT	2.875%	8/19/25	1,945	1,938
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	9,555	9,676
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	2.875%	8/19/25	505	503
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,598
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/26	2,270	2,279
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/26	7,295	7,332
12

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	1,620	1,609
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	1,905	1,890
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/28	3,345	3,367
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/29	3,640	3,577
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	7,275	7,214
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	2,330	2,309
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/30	10,745	10,572
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,100	2,133
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,051
[1,6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	5/1/25	4,135	4,135
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments, LLC Project) PUT	3.450%	4/1/28	2,614	2,608
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/27	1,185	1,183
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	7,485	7,563
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	8,165	8,549
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/26	1,820	1,860
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/27	4,135	4,294
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/28	1,750	1,843
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/27	1,530	1,536
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/27	1,090	1,085
[3]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	11,000	11,232
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/26	300	306
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/28	325	338
[1,6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	5/1/25	5,835	5,835
[1,6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	5/1/25	7,500	7,500
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	470	469
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	765	760
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	800	792
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,860	1,884
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/28	1,000	1,027
	Georgia GO	4.000%	2/1/26	5,140	5,143
	Georgia GO	4.000%	2/1/31	2,735	2,735
	Georgia GO	4.000%	2/1/31	2,000	2,002
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,000	1,010
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/27	600	617
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	315	329
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	200
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	153
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	350	364
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	195	206
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	8,140	8,286
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	6,500	6,565
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	2,000	2,057
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	155	162
[1,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.730%	5/1/25	13,675	13,675
[1,3,6]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.740%	5/1/25	8,960	8,960
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,650	1,653
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/27	8,643	8,947
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/27	822	852
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	1,000	1,001
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	700	700
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,523
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	375	376
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	251
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	325	326
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,501
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	550	554
13

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	1,000	1,007
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	2,600	2,617
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	500	503
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	530	535
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	349
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/26	1,100	1,115
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	600	610
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	285	290
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	275	280
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,210
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	1,000	1,020
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	875	892
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	2,900	2,957
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	1,000	1,023
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	634
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	1,250	1,278
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	250	257
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	850	875
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	515
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	515
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,570	1,579
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	3,140	3,157
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	1,700	1,747
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	1,000	1,028
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	2,800	2,877
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	665	687
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	650	673
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	700	724
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,665	1,717
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	535	555
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	2,045	2,118
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	580	605
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	1,250	1,295
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	2,225	2,304
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	750	781
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/29	500	522
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	280	291
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	128,375	128,402
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	73,880	73,832
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	31,420	31,287
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	12,265	12,677
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	6,255	6,201
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	4,435	4,622
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	12,275	12,699
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	2,500	2,505
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	2,200	2,207
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,003
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,205	1,208
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/30	3,170	3,143
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/30	10,045	9,883
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	1,000	1,004
	Private Colleges & Universities Authority College & University Revenue VRDO	3.280%	5/7/25	3,030	3,030
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/27	1,000	1,042
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,436
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	3,000	3,217
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	3,000	3,245
	South Regional Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/25	1,150	1,154
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/28	828	861
					608,648
Guam (0.1%)
	Guam Income Tax Revenue	5.000%	12/1/26	1,500	1,529
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	350	352
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	300	302
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	950	975
14

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	575	594
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,321
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	1,949
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,766
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	450	465
					11,253
Hawaii (0.5%)
[5]	Hawaii County HI GO	5.000%	9/1/26	1,335	1,368
[5]	Hawaii County HI GO	5.000%	9/1/27	500	522
[5]	Hawaii County HI GO	5.000%	9/1/28	530	562
[5]	Hawaii County HI GO	5.000%	9/1/30	250	273
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	7/1/39	6,240	6,240
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	7/1/39	1,620	1,620
	Hawaii GO	4.000%	4/1/29	3,300	3,317
	Hawaii GO	5.000%	10/1/29	2,575	2,668
	Hawaii GO	4.000%	10/1/30	1,000	1,005
	Hawaii GO	4.000%	8/1/32	8,500	8,437
	Hawaii GO	4.000%	8/1/33	4,655	4,584
	Hawaii GO	4.000%	8/1/34	4,060	3,935
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/27	21,735	21,666
	Honolulu HI City & County GO	5.000%	10/1/27	3,000	3,020
	Honolulu HI City & County GO	5.000%	10/1/31	1,700	1,710
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	3,480	3,538
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	4,595	4,761
					69,226
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/27	1,000	1,000
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/28	1,530	1,530
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,005
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (Partners in Healthcare Project)	4.500%	11/1/26	570	567
[5]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.125%	8/1/25	4,430	4,430
					8,532
Illinois (6.7%)
[3]	Bolingbrook IL GO	5.000%	1/1/29	1,750	1,822
[9]	Chicago Board of Education GO	0.000%	12/1/25	3,305	3,226
[9]	Chicago Board of Education GO	0.000%	12/1/25	3,135	3,060
	Chicago Board of Education GO	0.000%	12/1/25	6,600	6,438
[9,11]	Chicago Board of Education GO	0.000%	12/1/25	275	268
	Chicago Board of Education GO	5.000%	12/1/25	11,720	11,745
	Chicago Board of Education GO	5.000%	12/1/25	6,480	6,494
[12]	Chicago Board of Education GO	5.500%	12/1/25	3,370	3,388
	Chicago Board of Education GO	0.000%	12/1/26	2,500	2,341
[9]	Chicago Board of Education GO	0.000%	12/1/26	4,855	4,552
[3]	Chicago Board of Education GO	5.000%	12/1/26	1,000	1,020
	Chicago Board of Education GO	5.000%	12/1/26	10,270	10,374
	Chicago Board of Education GO	5.000%	12/1/26	5,805	5,864
	Chicago Board of Education GO	5.000%	12/1/26	3,045	3,075
	Chicago Board of Education GO	5.000%	12/1/26	4,435	4,480
[10,11]	Chicago Board of Education GO	5.500%	12/1/26	6,465	6,641
[12]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,265
	Chicago Board of Education GO	7.000%	12/1/26	1,100	1,115
[9]	Chicago Board of Education GO	0.000%	12/1/27	750	674
	Chicago Board of Education GO	4.000%	12/1/27	1,555	1,537
[3]	Chicago Board of Education GO	5.000%	12/1/27	550	565
[3]	Chicago Board of Education GO	5.000%	12/1/27	2,200	2,262
	Chicago Board of Education GO	5.000%	12/1/27	7,450	7,582
[12]	Chicago Board of Education GO	5.500%	12/1/27	3,075	3,134
[9]	Chicago Board of Education GO	0.000%	12/1/28	1,000	860
[3]	Chicago Board of Education GO	5.000%	12/1/28	460	476
	Chicago Board of Education GO	5.000%	12/1/28	1,295	1,325
	Chicago Board of Education GO	5.000%	12/1/28	3,440	3,519
[3]	Chicago Board of Education GO	5.000%	12/1/29	6,200	6,390
	Chicago Board of Education GO	5.000%	12/1/29	4,000	4,101
	Chicago Board of Education GO	5.000%	12/1/30	5,420	5,465
[3]	Chicago Board of Education GO	5.000%	12/1/30	3,635	3,742
[1]	Chicago Board of Education GO	6.750%	12/1/30	1,070	1,137
	Chicago IL GO	5.000%	1/1/26	2,615	2,632
15

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/27	6,410	6,527
	Chicago IL GO	5.000%	1/1/27	1,340	1,348
	Chicago IL GO	5.000%	1/1/28	4,955	5,091
	Chicago IL GO	5.000%	1/1/28	1,000	1,027
	Chicago IL GO	4.000%	1/1/29	8,493	8,508
	Chicago IL GO	5.000%	1/1/29	10,545	10,924
	Chicago IL GO	5.000%	1/1/29	2,000	2,072
	Chicago IL GO	5.000%	1/1/29	805	834
	Chicago IL GO	4.000%	1/1/30	1,820	1,818
[1,6]	Chicago IL GO TOB VRDO	3.760%	5/1/25	7,000	7,000
	Chicago IL GO, ETM	5.000%	1/1/26	5,790	5,858
[9]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,933
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/27	2,350	2,330
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/26	1,100	1,101
[1,4]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.740%	5/1/25	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	600	618
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,165	2,217
	Chicago IL Waterworks Water Revenue	4.000%	11/1/26	425	430
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	650	668
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,174
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,725	3,790
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,580	3,726
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	2,200	2,303
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,036
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	725	737
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	3,500	3,577
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,017
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	1,955	2,034
[12]	Chicago IL Waterworks Water Revenue	5.750%	11/1/30	6,855	7,270
[1,3]	Chicago IL Waterworks Water Revenue TOB VRDO	3.740%	5/1/25	2,895	2,895
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	5,000	5,060
[4]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,250	2,323
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	15,465	15,909
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	225	236
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	16,485	17,290
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	18,000	19,140
	Chicago Park District GO	5.000%	1/1/26	2,500	2,525
	Chicago Park District GO	5.000%	1/1/27	1,000	1,027
	Chicago Park District GO	5.000%	1/1/29	1,875	1,982
[1,4]	Chicago Park District GO TOB VRDO	3.740%	5/1/25	5,700	5,700
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,635	4,639
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	460	460
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,465	3,519
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	4,500	4,570
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	1,250	1,283
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,375	1,428
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	2,730	2,835
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	2,170	2,276
[4]	Cook County Community College District No. 508 GO	5.000%	12/1/27	1,000	1,035
	Cook County IL GO	5.000%	11/15/27	325	339
	Cook County IL GO	5.000%	11/15/28	4,110	4,205
	Cook County IL GO	5.000%	11/15/29	6,525	6,667
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	620	636
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	480	500
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	225	238
	DuPage County Forest Preserve District GO	5.000%	11/1/26	1,050	1,078
	DuPage County Forest Preserve District GO	5.000%	11/1/27	1,600	1,672
	DuPage County Forest Preserve District GO	5.000%	11/1/28	490	520
	DuPage County Forest Preserve District GO	5.000%	11/1/29	425	457
	Elmhurst Park District GO	5.000%	12/15/26	250	257
	Elmhurst Park District GO	5.000%	12/15/27	135	141
	Elmhurst Park District GO	5.000%	12/15/28	150	159
	Elmhurst Park District GO	5.000%	12/15/29	150	161
	Elmhurst Park District GO	5.000%	12/15/30	250	272
	Evanston IL GO	3.000%	12/1/28	3,680	3,563
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/27	250	261
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/28	275	292
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/29	350	376
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/30	500	543
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	19,335	19,190
16

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/25	100	100
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/27	405	401
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/27	130	131
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/28	580	571
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/28	350	352
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/29	1,815	1,778
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/29	275	276
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/30	630	611
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	880
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	1,065	1,053
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	1,120	1,159
	Illinois Finance Authority College & University Revenue	5.000%	4/1/27	400	410
	Illinois Finance Authority College & University Revenue	5.000%	4/1/28	1,395	1,467
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	750	762
	Illinois Finance Authority College & University Revenue	5.000%	12/1/28	500	501
	Illinois Finance Authority College & University Revenue	5.000%	4/1/29	600	626
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/26	400	406
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/28	675	694
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	475	477
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,041
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,012
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	140	140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,650	1,676
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,250	1,279
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,430	3,433
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,060	1,094
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,037
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,590	1,635
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,785
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,835	1,894
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,655	3,658
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,820	1,892
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	665	694
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,205	1,207
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	540	569
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	700	737
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,765	1,766
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,290	2,334
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	615	621
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	10,715	10,720
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	15,330	15,533
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	6,790	7,003
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/30	1,755	1,847
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	5/1/25	10,555	10,555
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	5/1/25	3,700	3,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	5/1/25	3,630	3,630
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	5/1/25	36,135	36,135
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	4/1/51	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	5/1/42	1,405	1,394
[2]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.252%	11/1/34	13,620	13,614
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/26	270	271
	Illinois Finance Authority Water Revenue	5.000%	1/1/26	550	557
[5]	Illinois Finance Authority Water Revenue	5.000%	7/1/26	7,540	7,637
	Illinois Finance Authority Water Revenue	5.000%	7/1/26	860	880
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/27	4,015	4,097
	Illinois Finance Authority Water Revenue	5.000%	1/1/27	1,500	1,547
[5]	Illinois Finance Authority Water Revenue	5.000%	7/1/27	6,575	6,788
	Illinois Finance Authority Water Revenue	5.000%	7/1/27	1,255	1,305
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,215
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/28	1,545	1,607
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	2,215	2,323
	Illinois Finance Authority Water Revenue	5.000%	7/1/28	5,265	5,566
[5]	Illinois Finance Authority Water Revenue	5.000%	7/1/28	825	865
	Illinois Finance Authority Water Revenue	5.000%	7/1/28	1,750	1,850
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/29	580	612
[5]	Illinois Finance Authority Water Revenue	5.000%	7/1/29	1,125	1,196
	Illinois Finance Authority Water Revenue	5.000%	1/1/30	635	686
	Illinois Finance Authority Water Revenue	5.000%	1/1/30	3,500	3,779
17

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Illinois Finance Authority Water Revenue	5.000%	1/1/30	250	267
[5]	Illinois Finance Authority Water Revenue	5.000%	7/1/30	700	753
	Illinois Finance Authority Water Revenue	5.000%	7/1/30	605	658
	Illinois Finance Authority Water Revenue	5.000%	7/1/30	2,305	2,505
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,080	1,061
	Illinois GO	5.500%	5/1/25	3,000	3,000
	Illinois GO	5.000%	6/1/25	13,275	13,291
	Illinois GO	5.000%	7/1/25	8,470	8,489
	Illinois GO	5.000%	11/1/25	7,500	7,558
	Illinois GO	5.000%	11/1/25	3,750	3,779
[4]	Illinois GO	5.000%	11/1/25	10,000	10,080
	Illinois GO	5.000%	12/1/25	500	504
	Illinois GO	5.000%	12/1/25	655	661
	Illinois GO	5.000%	2/1/26	1,300	1,315
	Illinois GO	5.000%	3/1/26	13,760	13,936
	Illinois GO	5.000%	6/1/26	155	158
	Illinois GO	5.000%	7/1/26	8,600	8,752
	Illinois GO	5.000%	10/1/26	135	138
	Illinois GO	5.000%	10/1/26	2,250	2,298
	Illinois GO	5.000%	10/1/26	1,000	1,021
	Illinois GO	5.000%	11/1/26	17,230	17,609
	Illinois GO	5.000%	11/1/26	750	767
	Illinois GO	5.000%	2/1/27	1,525	1,564
	Illinois GO	5.000%	3/1/27	4,200	4,312
	Illinois GO	5.000%	5/1/27	500	514
	Illinois GO	5.000%	7/1/27	13,220	13,625
	Illinois GO	5.000%	10/1/27	1,000	1,033
	Illinois GO	5.000%	11/1/27	650	663
	Illinois GO	5.000%	2/1/28	9,000	9,208
	Illinois GO	4.000%	3/1/28	6,435	6,522
	Illinois GO	5.000%	3/1/28	500	519
	Illinois GO	5.000%	5/1/28	4,750	4,938
	Illinois GO	5.000%	5/1/28	4,295	4,452
	Illinois GO	5.000%	6/1/28	520	527
	Illinois GO	5.000%	11/1/28	15,660	16,164
	Illinois GO	5.000%	11/1/28	3,890	3,961
	Illinois GO	5.000%	11/1/28	2,895	3,023
	Illinois GO	3.500%	6/1/29	2,410	2,346
	Illinois GO	5.000%	10/1/29	900	937
	Illinois GO	5.000%	11/1/29	3,845	3,963
	Illinois GO	5.125%	12/1/29	1,180	1,221
	Illinois GO	4.125%	11/1/31	1,230	1,218
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/25	250	252
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/26	395	404
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	474
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/26	275	284
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/27	275	287
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/27	1,000	1,013
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/27	290	306
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/28	290	308
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/28	250	268
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,360	2,361
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,455	1,471
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,000	1,011
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	10,560	10,673
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	2,528	2,578
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/27	5,275	5,272
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/28	7,475	7,448
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/28	3,000	3,002
[2,6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	4.620%	5/15/50	3,775	3,776
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	10,140	10,164
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/32	2,500	2,501
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,678
	Illinois Sales Tax Revenue	5.000%	6/15/26	2,235	2,240
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,810	1,810
[4]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,100	1,157
	Illinois Sales Tax Revenue	4.000%	6/15/29	1,580	1,578
[4]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	4,945	5,144
[4]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,430	1,501
18

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	4,220	4,228
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,000	1,002
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,050	1,045
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	1,520	1,456
	Kane Cook & DuPage Counties School District No. U-46 Elgin GO	5.000%	1/1/26	1,800	1,821
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/26	3,480	3,485
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,660	1,750
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/25	3,255	3,281
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/26	3,425	3,520
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/27	3,600	3,767
	Lake County Forest Preserve District GO	2.000%	12/15/27	7,400	6,990
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	5,005	4,979
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	3.000%	6/15/25	2,000	1,996
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/25	1,000	1,008
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/26	5,835	5,601
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/26	500	512
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	2,300	2,315
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/27	5,000	5,185
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/28	3,750	3,862
[1,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.740%	5/1/25	13,500	13,500
[1,3]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.780%	5/1/25	16,651	16,651
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/25	850	850
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/27	1,105	1,113
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/29	1,395	1,412
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	6,850	6,983
[4]	Monroe & St Clair Counties Community Unit School District No. 5 Waterloo GO	5.000%	4/15/31	1,315	1,326
	New Lenox IL GO	5.000%	12/15/27	2,185	2,287
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	990	1,008
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,050	1,055
[4]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	611
	Regional Transportation Authority Sales Tax Revenue PUT	3.500%	5/1/25	4,200	4,200
[4]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/26	1,350	1,366
[1]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	3.720%	5/1/25	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,530	1,599
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,480	1,569
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.720%	5/1/25	25,620	25,620
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.740%	5/1/25	33,335	33,335
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.740%	5/1/25	3,990	3,990
[3]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/25	1,360	1,361
[3]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/26	1,200	1,221
	Schaumburg IL GO	3.500%	12/1/27	650	639
[4]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,704
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/26	300	303
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/26	1,175	1,176
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	221
[4]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	286
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	4,665	4,785
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	5,370	5,572
[3]	St Clair County School District No. 119 Belle Valley GO	5.000%	4/1/30	1,500	1,517
	University of Illinois College & University Revenue	5.000%	10/1/27	400	414
[3]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/26	1,785	1,746
[4]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	25	25
[13]	Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Collage GO, 6.000% coupon rate effective 8/19/25	4.000%	1/1/35	9,020	8,862
					1,016,353
Indiana (0.6%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,935	2,984
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	2,795	2,837
	Center Grove Community School Corp. GO	5.000%	7/1/25	1,000	1,001
	Center Grove Community School Corp. GO	5.000%	1/1/26	900	906
	Center Grove Community School Corp. GO	5.000%	7/1/26	1,180	1,195
	Center Grove Community School Corp. GO	5.000%	1/1/27	1,520	1,549
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,040	1,053
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,305	1,333
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	710	737
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	625	658
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	585	598
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	900	929
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/30	1,000	1,000
19

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/32	1,310	1,299
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/26	585	600
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/29	610	652
	Indiana Finance Authority Electric Power & Light Revenue (Citizens Energy Group Project)	5.000%	10/1/30	680	734
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,787
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/25	750	752
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	392
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	275	283
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	705	720
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/29	1,165	1,201
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,675	1,705
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/27	1,275	1,298
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/28	1,340	1,375
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	1,515	1,508
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,605	7,404
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	1,520	1,475
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	12,630	13,154
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	3,000	3,243
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	3/1/39	2,905	2,875
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/26	1,375	1,369
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	1,000	1,023
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,148
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.400%	6/2/25	2,500	2,498
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Dalehaven Estates Project) PUT	5.000%	6/1/26	6,075	6,177
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/28	1,860	1,845
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,017
	Indiana State University College & University Revenue	5.000%	10/1/27	275	282
	Indiana State University College & University Revenue	5.000%	10/1/31	350	357
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	750	760
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,755	1,811
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	1,495	1,549
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,385	1,403
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,350	1,380
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,600	1,664
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	1,550	1,625
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,000	1,001
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	400	415
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	1,000	1,044
[4]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,000	1,065
					95,670
Iowa (0.0%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/27	1,515	1,527
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	985	985
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	114
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	695	729
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,060	1,069
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	321
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	420	428
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	1,500	1,531
					6,704
Kansas (0.7%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,900	7,897
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	23,000	23,130
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	6,789
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	4,130	4,373
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	1,500	1,631
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,731	4,845
[1,6]	Kansas Development Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	7,490	7,490
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,065	1,106
	Manhattan KS GO	0.400%	6/15/25	11,985	11,912
[4]	Manhattan KS GO	5.000%	6/15/28	24,905	25,290
	Sedgwick County Unified School District No. 260 Derby GO, Prere.	5.000%	10/1/26	1,005	1,033
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/28	2,415	2,419
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,000	1,004
[8]	Wichita KS Local or Guaranteed Housing Revenue	3.750%	11/1/25	3,000	3,000
20

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/30	1,250	1,251
					103,170
Kentucky (4.3%)
	Elizabethtown KY GO	2.625%	8/1/30	220	204
	Jefferson County School District Finance Corp. Lease (Renewal) Revenue	5.000%	8/1/26	1,375	1,408
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,432
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	5	5
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	455
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,625	3,697
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	895	907
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.400%	6/2/25	3,500	3,498
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/26	3,805	3,854
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/29	1,065	1,126
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/30	1,185	1,268
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,004
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	1,690	1,697
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,752
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	2,500	2,487
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	565
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/25	400	401
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,785
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/25	500	501
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/25	1,000	1,006
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,076
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/26	390	393
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/26	350	354
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/26	500	507
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,891
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/26	800	811
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/26	1,000	1,017
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,119
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/27	500	510
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/27	700	715
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/27	575	588
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	1,995
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/27	1,150	1,179
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/27	800	821
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/28	600	617
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/28	655	674
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/28	1,100	1,135
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/28	250	258
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/28	1,080	1,116
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/29	650	674
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/29	985	1,022
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/29	1,780	1,849
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	227,780	227,860
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	34,535	34,547
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	92,295	92,545
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	8,980	8,963
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/29	141,975	149,049
	Kentucky Public Energy Authority Natural Gas Revenue, ETM	4.000%	6/1/25	4,000	4,001
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/25	2,965	2,975
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/25	3,250	3,250
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/25	305	307
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/26	350	359
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	271
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	398
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	536
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/27	1,700	1,771
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/28	905	958
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/27	5,500	5,677
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/28	1,850	1,943
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/29	2,860	3,040
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/30	1,835	1,982
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	1,590	1,594
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,640	1,676
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,750	1,817
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,600	2,735
21

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,450	3,509
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	7,715	7,827
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	11,560	11,722
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	14,820	15,103
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	2,525	2,669
	Madison County KY GO	3.000%	6/1/30	490	468
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,200	1,211
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	2,025	2,075
	University of Kentucky College & University Revenue	4.000%	4/1/26	750	749
	University of Kentucky College & University Revenue	5.000%	10/1/27	1,065	1,110
	University of Kentucky College & University Revenue	5.000%	10/1/28	775	820
	University of Louisville College & University Revenue	5.000%	3/1/32	3,450	3,505
	Warren County School District Finance Corp. Lease(Renewal) Revenue	3.000%	4/1/28	1,000	980
					650,375
Louisiana (1.7%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,455	2,466
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,210	1,222
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,930	1,951
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	402
[4]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	506
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.552%	5/1/43	8,450	8,421
	Louisiana GO	5.000%	5/1/26	10,000	10,190
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/26	1,300	1,305
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	5.000%	6/1/26	10,839	10,939
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,438	9,500
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,539
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,709	3,807
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Tivoli Place Project)	5.000%	7/1/26	11,080	11,269
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,009
[8]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	1,457	1,500
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Christwood Project)	4.250%	11/15/30	1,050	1,031
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	1,270	1,307
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/32	3,640	3,444
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,580	1,586
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,000	2,044
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	2,810	2,899
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,945	2,007
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	1,250	1,287
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	7,720	7,737
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,610	4,598
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	3,055	3,044
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	4,815	4,815
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	1,950	1,954
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	300	304
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	2,500	2,502
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	125	128
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/28	1,035	1,061
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	18,295	18,296
[1]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/1/25	18,950	18,950
[10]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,000	1,023
[10]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	800	832
[10]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	725	766
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	4,005	4,009
[1]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.760%	5/1/25	13,800	13,800
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	305
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	362
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	421
[3]	Shreveport LA GO	5.000%	3/1/26	500	506
[10]	Shreveport LA GO	5.000%	3/1/26	275	279
22

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Shreveport LA GO	5.000%	9/1/26	1,000	1,001
[3]	Shreveport LA GO	5.000%	3/1/27	1,000	1,027
[10]	Shreveport LA GO	5.000%	3/1/27	350	360
[4]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	825	826
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	25,210	24,736
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	13,405	13,179
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	11,935	11,960
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	20,370	20,030
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,035	1,057
					251,499
Maine (0.4%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,410	1,460
[1,3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/1/25	8,000	8,000
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/26	1,500	1,538
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.300%	11/15/26	6,680	6,665
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.375%	11/15/27	2,680	2,675
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/27	3,910	3,919
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/28	4,200	4,172
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/28	1,000	1,002
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/29	1,300	1,299
	Maine State Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	11/15/25	31,240	31,174
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/28	3,500	3,708
					65,612
Maryland (1.0%)
[1,6]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/1/25	5,015	5,015
	Baltimore MD Sewer Revenue	5.000%	7/1/31	2,500	2,503
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	125
	Baltimore MD Water Revenue	5.000%	7/1/30	1,000	1,001
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/27	1,425	1,468
[1]	Frederick County MD College & University Revenue	5.000%	9/1/27	925	924
[1,8]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	13,845	13,844
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/29	2,735	2,715
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	5,000	5,003
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	375	380
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	550	563
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/31	570	600
	Maryland GO	4.000%	6/1/27	5,300	5,300
	Maryland GO	4.000%	8/1/27	2,180	2,180
	Maryland GO	4.000%	6/1/28	18,015	18,016
	Maryland GO	4.000%	6/1/29	9,160	9,160
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	116
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,360	1,379
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/27	1,250	1,285
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	525	540
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,320	1,359
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	10,100	10,292
[1,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/1/25	12,570	12,570
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.160%	7/1/41	18,715	18,715
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/27	355	368
[1]	Maryland Stadium Authority Lottery Revenue TOB VRDO	2.600%	5/1/25	4,675	4,675
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/25	6,835	6,847
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/26	7,265	7,419
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/27	2,740	2,843
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/28	2,225	2,345
[8]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,241
	Prince George's County MD GO	4.000%	7/1/27	7,080	7,132
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	705	705
					148,628
Massachusetts (1.6%)
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	2,979
	Commonwealth of Massachusetts GO	3.000%	9/1/27	2,000	1,982
23

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/30	4,550	4,561
[5]	Commonwealth of Massachusetts GO	5.000%	7/1/30	885	967
	Commonwealth of Massachusetts GO	5.000%	12/1/31	1,180	1,210
[1]	Commonwealth of Massachusetts GO TOB VRDO	3.670%	5/1/25	6,785	6,785
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	801
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	280	282
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	212
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	240	237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,055	1,071
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,425	1,437
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	2,005	2,006
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	160	163
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	219
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	635	644
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	195	199
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/28	655	636
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,350	1,368
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/28	1,100	1,098
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	327
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,675	1,695
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	425	434
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	580	581
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	570	575
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,736
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,590	1,592
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	365	366
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	499
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	40	40
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,955	1,993
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,100	2,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	509
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	311
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	2,060	2,131
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,300	2,335
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,025	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	680	702
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	360	371
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	450	448
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	2,160	2,267
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,030	5,098
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	866
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	2,270	2,409
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	565	595
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,600	8,976
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	650	691
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,500	1,503
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	960	966
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,030	3,065
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,100	1,105
[1,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	5/1/25	5,310	5,310
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.220%	7/1/49	6,075	6,075
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/26	2,225	2,248
[8]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,516
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	6/1/26	1,630	1,611
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	380	378
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	1,080	1,080
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	2,265	2,227
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/27	2,750	2,721
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,870	5,856
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	6/1/28	23,205	23,266
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/28	3,675	3,613
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	1,000	1,008
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/29	28,265	28,447
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,850	2,843
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/28	2,045	2,047
[10]	Massachusetts State College Building Authority College & University Revenue	0.000%	5/1/25	7,615	7,615
24

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Peabody MA BAN GO	4.500%	7/25/25	15,465	15,497
	Quincy MA BAN GO	5.000%	7/25/25	49,624	49,583
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/26	6,780	6,809
					248,552
Michigan (1.9%)
[14]	Carrollton MI Public School District GO	2.750%	5/1/29	430	403
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	765	767
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,020
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/27	500	518
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/28	500	525
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/29	500	530
[1,3,14]	Detroit MI City School District GO TOB VRDO	3.780%	5/1/25	6,755	6,755
	Detroit MI GO	5.000%	4/1/26	1,265	1,281
	Detroit MI GO	5.000%	4/1/27	1,700	1,744
	Detroit MI GO	5.000%	4/1/29	1,000	1,033
	Detroit MI GO	5.000%	4/1/32	500	531
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/25	1,500	1,510
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/26	500	513
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/27	625	650
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/28	500	527
[1]	Detroit Regional Convention Facility Authority Revenue TOB VRDO	3.670%	5/1/25	37,900	37,900
[4]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	250	254
[3]	Grand Rapids Public Schools GO	5.000%	5/1/25	1,100	1,100
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	1,100	1,118
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	2,000	2,036
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/27	100	104
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/28	55	58
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/29	100	107
[14]	L'Anse Creuse Public Schools GO	5.000%	5/1/30	85	92
	Lansing Board of Water & Light Water Revenue	5.000%	7/1/31	1,250	1,293
	Macomb MI Intermediate School District GO	5.000%	5/1/25	340	340
	Macomb MI Intermediate School District GO	5.000%	5/1/26	825	841
	Macomb MI Intermediate School District GO	5.000%	5/1/27	610	633
	Macomb MI Intermediate School District GO	5.000%	5/1/28	1,185	1,247
	Macomb MI Intermediate School District GO	5.000%	5/1/29	670	714
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	225
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	505
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,028
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	2,005	2,008
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,950	1,953
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	7,570	7,699
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	2,725	2,727
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	7,195	7,317
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/27	30,000	29,940
[1,6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	5/1/25	4,860	4,860
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,215	1,226
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,095	1,096
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,120	1,121
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,150	1,151
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.520%	12/1/39	3,670	3,670
[1]	Michigan Finance Authority Revenue PUT	3.875%	2/1/28	6,000	6,001
	Michigan Finance Authority Revenue PUT	3.750%	12/1/38	10,000	10,134
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	344
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	1,025	1,033
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,000	2,001
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	4/1/27	285	283
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	6,580	6,527
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	10/1/27	315	312
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	4/1/28	465	460
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/28	670	659
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/29	21,750	21,370
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	10/1/29	38,040	37,232
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	1,175	1,184
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/27	15,000	15,355
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/28	18,000	18,759
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,007
25

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,409
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	8,500	8,642
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,884
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	440	446
[1,14]	Pontiac School District GO TOB VRDO	3.770%	5/1/25	8,500	8,500
					291,212
Minnesota (1.3%)
	Apple Valley MN GO	2.750%	12/15/29	285	269
	Byron Independent School District No. 531 GO	2.750%	2/1/30	740	689
	Chisago City MN GO	2.500%	2/1/30	275	255
	Cottage Grove MN GO	2.700%	2/1/30	205	193
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	398
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	602
[15]	Freddie Mac Pool	3.310%	1/1/28	1,500	1,481
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,300	1,313
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	860
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,190	1,197
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,665	3,683
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	14,180	14,818
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	120	127
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,420	1,430
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,030
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,000	1,026
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,000	1,047
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/27	2,100	2,104
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	665
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	4,500	4,506
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/26	300	302
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/27	550	556
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	65,830	65,784
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.921%	12/1/52	45,000	44,734
	Minnewaska MN Independent School District No. 2149 GO	2.750%	2/1/30	420	397
	Moorhead MN GO	4.000%	10/1/27	18,855	19,114
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/28	13,500	13,441
	New Hope MN GO	2.750%	2/1/29	430	406
	New Ulm MN GO	2.750%	12/1/30	245	230
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/26	800	809
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	800	822
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	650	678
	Richfield MN GO	2.750%	2/1/30	500	469
	Shakopee Independent School District No. 720 GO	0.000%	2/1/28	3,950	3,563
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,785	1,815
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,745	1,770
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,475	1,496
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	1,000	1,013
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,495	3,500
	University of Minnesota College & University Revenue	5.000%	8/1/28	1,225	1,230
					199,822
Mississippi (0.4%)
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	9,265	9,069
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,547
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/28	1,000	989
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/26	1,425	1,441
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/27	1,100	1,133
	Mississippi Development Bank Intergovernmental Agreement Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/28	1,245	1,303
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/25	1,015	1,018
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	1,000	1,011
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/26	2,020	2,064
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	670	690
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	500	523
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/26	1,170	1,183
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/27	1,000	1,030
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/28	1,450	1,518
[1]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	990	990
26

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mississippi Development Bank Special Obligation Revenue Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	428
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/25	1,010	1,017
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/26	1,000	1,025
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,175	1,217
	Mississippi GO	5.000%	10/1/28	1,155	1,206
	Mississippi Home Corp. Local or Guaranteed Housing Revenue (Brookville Gardens Project) PUT	5.000%	5/1/25	5,705	5,705
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	18,935	18,943
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	4,555	4,666
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/28	250	265
	Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/29	160	172
					60,153
Missouri (1.4%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	551
	Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/26	750	740
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	875	902
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	1,500	1,506
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	5,500	5,523
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	4,000	4,017
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	725	734
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,060	1,091
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,170	1,222
	Kansas City MO School District COP	5.000%	4/1/27	2,980	3,079
	Kansas City MO School District COP	5.000%	4/1/28	1,565	1,638
	Kansas City MO School District COP	5.000%	4/1/29	1,645	1,746
	Kansas City MO School District COP	5.000%	4/1/30	1,675	1,798
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/26	2,250	2,288
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/27	2,700	2,794
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/28	3,035	3,180
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	1,150	1,223
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	563	606
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/25	500	503
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/26	650	666
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	7,120	7,299
	Missouri Development Finance Board Intergovernmental Agreement Revenue	5.000%	6/1/26	2,415	2,461
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.770%	5/1/25	4,315	4,315
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/1/25	8,115	8,115
[1,4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/1/25	4,000	4,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	450	452
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,900	1,938
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,000	2,090
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,445	1,469
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	2,502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/26	500	503
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/28	915	937
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	20,795	20,830
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	10,120	10,553
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	12,330	12,863
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/25	43,710	43,710
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/25	360	364
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/26	210	216
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/27	330	345
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/28	680	721
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/26	3,595	3,636
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/27	455	469
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/28	675	705
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,870
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/27	8,000	8,367
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/28	8,890	9,432
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	6,250	6,719
	Nixa Public Schools (Direct Deposit Program) GO	2.750%	3/1/30	865	815
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	2,500	2,500
	Springfield MO Special Obligation Revenue	4.000%	5/1/27	700	700
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,000	1,000
[8]	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	7,570	7,570
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/28	1,000	984
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,517
27

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,137
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,325	1,314
[1,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,030	984
	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	2/15/32	1,800	1,816
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,567
					217,592
Montana (0.1%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/28	9,485	9,545
[8]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,445
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/28	1,830	1,815
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	655	656
					14,461
Multiple States (3.2%)
[1,2,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	5.190%	6/15/35	5,550	5,550
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.070%	5/1/25	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.070%	5/1/25	103,700	103,700
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.740%	5/1/25	219,000	219,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/25	110,740	110,740
					494,305
Nebraska (1.3%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	3,000	3,045
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	200	207
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	22,175	22,980
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	951
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	138,475	138,483
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,103
[2]	Douglas County NE College & University Revenue (Creighton University Projects), SIFMA Municipal Swap Index Yield + 0.530%	4.150%	7/1/35	9,910	9,908
	Gretna Public Schools GO	5.000%	12/15/27	2,550	2,571
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/28	1,950	1,939
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	4/1/27	7,080	6,986
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	4,375	4,574
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/26	5,630	5,696
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/27	3,000	3,094
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	1,285	1,346
					202,883
Nevada (0.3%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	620	632
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/25	725	727
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/26	200	203
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/27	705	724
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	793
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	1,275	1,278
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	1,350	1,380
[3]	Clark County School District GO	5.000%	6/15/25	6,940	6,953
	Clark County School District GO	5.000%	6/15/32	1,000	1,030
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/29	3,240	3,238
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/29	4,000	3,990
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	600	624
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,035
[1]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.080%	5/1/25	5,500	5,500
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/26	225	219
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,678	6,712
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	744	768
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/32	3,765	3,768
[1]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/25	230	230
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/27	790	787
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	8,425	8,557
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/29	2,000	1,991
					52,139
New Hampshire (0.3%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	892
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	1,365	1,379
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/33	985	957
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/30	3,000	2,946
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/30	14,030	14,077
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/30	925	900
28

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/28	3,620	3,573
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,850	1,847
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	2,180	2,176
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,830	1,827
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/27	1,790	1,787
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	575	587
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	880	910
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,185	1,239
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,245	1,313
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/27	1,570	1,632
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/27	975	1,013
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,254
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	905
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.150%	7/1/27	1,930	1,922
					43,136
New Jersey (3.0%)
[3]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,402
	Belleville Township NJ BAN GO	5.000%	7/8/25	7,461	7,472
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/28/25	52,395	52,432
	Bergen County NJ GO	2.000%	6/1/25	460	459
	Borough of Union Beach NJ GO	3.000%	2/15/30	199	191
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,531
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/25	1,000	1,007
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/25	595	599
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	500	512
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/26	250	256
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	375	390
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/27	150	156
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	500	527
[10]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/28	175	184
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,829
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/27	400	400
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/29	430	429
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/28	1,015	1,040
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/29	1,285	1,316
	Gloucester Township NJ BAN GO	4.000%	7/23/25	13,710	13,713
	Gloucester Township NJ BAN GO	4.250%	7/23/25	1,079	1,080
	Hamilton Township NJ BAN GO	5.000%	5/14/25	7,577	7,580
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	4.500%	7/11/25	12,085	12,104
	Jersey City Municipal Utilities Authority Sewer Revenue (Sewer Project)	5.000%	5/1/25	2,955	2,955
	Jersey City Municipal Utilities Authority Water Revenue (New Jersey Water Project Notes)	5.000%	5/1/25	1,350	1,350
	Jersey City Municipal Utilities Authority Water Revenue (Water Project)	5.000%	5/1/26	24,900	25,290
	Jersey City NJ BAN GO	4.500%	10/22/25	50,000	50,231
	Jersey City Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.500%	12/11/25	4,750	4,771
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,588
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	675	675
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,560	2,565
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	4,555	4,558
[10]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,196
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,740	1,743
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	6,120	6,301
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	5,780	5,944
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/29	1,035	983
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.870%	9/1/25	6,625	6,622
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	35,820	36,326
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,500	2,550
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,106
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	7,750	8,097
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	11,500	11,811
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/26	1,100	1,130
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/28	1,600	1,684
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,233
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,110	1,147
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	100	102
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,000	1,015
[4]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,840	1,863
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	675	678
29

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	870	887
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/25	1,655	1,661
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue (Higher Education Equipment Leasing Fund Program)	5.000%	9/1/27	1,500	1,562
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	395	396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	435
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,383
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	455	460
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,566
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,000	2,022
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	492
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,680	3,771
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	517
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,530	1,552
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,715	1,741
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	552
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	582
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	625	634
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,200	2,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	1,560	1,563
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	1,535	1,543
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	1,865	1,911
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	1,850	1,945
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	1,350	1,435
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/27	2,555	2,655
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,451
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	860	849
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,015	1,002
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	530	525
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Irvine Turner Apartments Project)	3.670%	2/1/26	1,585	1,587
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.820%	5/1/48	7,185	7,224
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,310	1,281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,020
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	630	595
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	8,875	8,385
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,280	1,326
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	690	629
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	9,525	8,678
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,015	6,115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,065	1,083
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,470	1,543
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	810	711
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	710	623
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	16,710	16,966
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	3,500	2,953
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	13,085	13,271
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,550	1,572
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,013
[1]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	3.770%	5/1/25	135	135
[1,6,12]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	3.720%	5/1/25	17,772	17,772
[10,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,150	1,088
[4]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,000	913
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,435	2,439
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,100	1,110
[3]	Newark NJ GO	5.000%	10/1/25	600	604
	Orange Township NJ BAN GO	4.750%	5/29/25	4,808	4,811
[3]	Spotswood Board of Education GO	2.375%	9/1/29	485	448
	Tewksbury Township NJ BAN GO	4.500%	5/12/25	2,249	2,249
	Trenton NJ GO	4.500%	5/29/25	14,825	14,831
					463,406
30

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Mexico (1.4%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/26	3,070	2,930
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/29	2,305	2,295
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	2,435	2,425
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	3,035	3,022
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	4,545	4,054
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/29	10,000	8,920
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	9,865	9,829
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	500
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	16,810	16,849
[1,6]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/1/25	6,100	6,100
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	21,055	21,055
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	300	301
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/25	325	327
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/26	475	482
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/27	575	590
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/28	650	673
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/29	850	887
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/29	80	83
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/30	1,725	1,810
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/30	200	209
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	98,435	98,435
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/30	16,305	17,081
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue, ETM	4.000%	5/1/25	3,750	3,750
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/28	4,295	4,262
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/28	1,080	1,060
					207,929
New York (10.5%)
[3]	Auburn Enlarged City School District GO	2.750%	6/15/29	310	288
	Bath Central School District BAN GO	4.250%	6/27/25	12,600	12,603
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	1,000	1,013
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	695
	Brutus NY BAN GO	4.375%	1/21/26	1,505	1,508
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,594
	Cazenovia Central School District BAN GO	4.500%	7/11/25	8,303	8,316
	Champlain Fire District BAN GO	4.125%	12/12/25	3,065	3,065
[3]	Cheektowaga-Maryvale Union Free School District GO	2.250%	6/15/29	795	716
	Chenango Forks Central School District BAN GO	4.500%	6/27/25	17,235	17,254
	Chittenango Central School District BAN GO	4.500%	7/11/25	1,663	1,666
	Chittenango Central School District BAN GO	4.500%	7/11/25	17,500	17,526
	Cortland Enlarged City School District BAN GO	4.500%	7/11/25	16,570	16,587
	Cortland NY BAN GO	4.500%	5/16/25	3,400	3,400
	Cutchogue Fire District BAN GO	4.500%	5/7/25	6,250	6,250
[1]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.650%	5/1/25	38,000	38,000
[3]	Dunkirk City School District GO	2.500%	6/15/30	280	251
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	506
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,915	2,949
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,150	1,163
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	2,985	3,000
[4]	Fallsburg Central School District GO	2.250%	6/15/30	420	370
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	613
	Greenport NY BAN GO	4.500%	8/1/25	1,000	1,001
[4]	Greenville Central School District GO	2.375%	6/15/30	570	506
[3]	Greenwich Central School District GO	2.500%	6/15/30	455	408
	Hempstead Union Free School District BAN GO	4.500%	7/10/25	48,100	48,171
	Hempstead Union Free School District GO	4.500%	6/30/25	12,005	12,020
	Ithaca NY BAN GO	4.500%	7/18/25	2,969	2,972
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,400	20,155
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	31,365	31,025
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	20,395	19,795
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	7,110	6,881
[2]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	9/1/38	49,400	49,348
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/31	3,695	3,781
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/32	8,645	8,835
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,780	5,929
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	1,130	1,032
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	500	520
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	875	910
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	3,974
31

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/28	6,760	6,809
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	3,275	2,768
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,515	3,646
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,130	1,136
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	4,475	4,499
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,000	3,066
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	260	277
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	675	690
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	400	409
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	530	570
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,915	2,081
[4]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,000	4,023
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.740%	5/1/25	3,600	3,600
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.740%	5/1/25	2,840	2,840
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.740%	5/1/25	5,000	5,000
[1]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.900%	5/1/25	7,150	7,150
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.721%	11/1/32	3,000	2,998
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,067
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,067
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/25	450	452
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	750	767
[1,6]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	3.720%	5/1/25	6,800	6,800
	New Paltz NY BAN GO	4.500%	7/18/25	1,200	1,201
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/31	6,580	6,647
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	4,840	4,885
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	27,405	27,219
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	2,995	2,992
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,550	16,188
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	360	356
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,880	5,852
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	11,705	11,663
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,720	18,733
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	3,500	3,518
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	21,535	21,565
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	21,700	21,773
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	4,960	5,015
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	1,770	1,771
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/29	2,490	2,442
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/29	2,975	2,911
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/29	9,315	9,369
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,860	2,648
[1,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	23,100	23,100
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.600%	5/1/25	11,590	11,590
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	2,440	2,513
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,495	1,498
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	2.450%	5/1/25	3,795	3,795
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.500%	5/1/25	7,300	7,300
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.600%	5/1/25	26,200	26,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.600%	5/1/25	60,800	60,800
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	1,290	1,329
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,765	1,784
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	1,500	1,515
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	10,000	10,789
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	1,125	1,214
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	5/1/26	120	122
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/25	805	789
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/26	1,250	1,181
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,125	1,133
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/28	1,975	1,721
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.020%	5/1/25	4,200	4,200
[16]	New York NY GO	5.000%	8/1/26	10,000	10,247
	New York NY GO	5.000%	2/1/27	6,000	6,203
	New York NY GO	5.000%	8/1/27	18,780	19,567
	New York NY GO	5.000%	10/1/27	1,465	1,531
	New York NY GO	5.000%	2/1/28	10,535	11,067
	New York NY GO	5.000%	8/1/28	4,500	4,520
	New York NY GO	5.000%	8/1/28	1,900	1,921
	New York NY GO	5.000%	8/1/28	14,000	14,824
32

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	10/1/28	12,575	13,349
	New York NY GO	5.000%	2/1/29	23,760	25,330
	New York NY GO	5.000%	2/1/30	18,130	19,567
[1]	New York NY GO VRDO	2.450%	5/1/25	5,390	5,390
	New York NY GO VRDO	2.500%	5/1/25	12,800	12,800
	New York NY GO VRDO	3.600%	5/1/25	14,340	14,340
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	1,720	1,744
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	3,915	3,920
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	1,695	1,727
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/27	350	361
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	100	103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,465	1,516
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	2,500	2,600
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/28	350	366
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,755	1,755
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,125	1,161
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	105
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,125	1,182
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/29	500	530
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	2,710	2,711
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,000	1,061
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,000	1,055
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,500	2,501
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	845	906
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,065
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	1,295	1,298
	New York State Dormitory Authority College & University Revenue VRDO	4.420%	5/1/25	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,003
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	640	644
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	130	132
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	585	597
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,025
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	1,026
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,000	1,032
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	522
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	1,230	1,230
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	6,130	6,175
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	13,000	12,147
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/29	30,835	32,662
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/1/25	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,010	1,029
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	3,285	3,297
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	1,000	1,002
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	1,975	1,990
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	9,900	9,939
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/29	1,020	996
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/28	700	688
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/29	640	628
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	1,305	1,305
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	625	612
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,680	1,646
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,710	1,680
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	1,295	1,235
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	1,940	1,940
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	33,300	31,292
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	14,840	14,443
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	8,620	8,397
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	2,330	2,308
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	3,675	3,674
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	14,675	14,535
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	2,000	2,000
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/27	28,410	28,413
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	58,120	56,965
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	5,310	5,199
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/28	7,510	7,457
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,235	1,238
33

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	6,545	6,425
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	55,000	55,216
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/29	7,825	7,750
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	4,785	4,757
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/29	71,345	71,184
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	9,750	9,752
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	22,530	22,361
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	3,805	3,814
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/30	5,885	5,839
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/32	2,500	2,455
[1]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	3.970%	5/1/25	22,500	22,500
[1]	New York State Housing Finance Agency Revenue TOB VRDO	2.750%	5/1/25	8,958	8,958
	Niagara Falls City School District BAN GO	4.500%	7/10/25	10,423	10,436
	North Syracuse Central School District BAN GO	4.250%	8/1/25	1,343	1,345
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.070%	5/1/25	24,700	24,700
[3]	Oriskany Central School District GO	2.250%	6/15/29	280	254
	Pleasantville NY Union Free School District GO	2.750%	4/15/30	275	255
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/27	8,000	8,252
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/28	4,865	5,107
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/29	1,000	1,065
[5]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/30	1,620	1,749
	Sachem Central School District GO	4.000%	10/15/26	3,250	3,250
	Skaneateles NY BAN GO	4.250%	6/13/25	3,471	3,472
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	102
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,001
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,000	1,014
	Terryville Fire District BAN GO	4.500%	11/21/25	5,650	5,658
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	16,790	16,932
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,235	8,074
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	19,035	19,347
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.971%	4/1/26	6,350	6,350
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/25	2,630	2,637
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/27	1,000	1,010
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	513
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,049
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,039
	Tupper Lake Central School District BAN GO	4.500%	6/27/25	6,200	6,205
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,230	1,233
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	650	657
	Valhalla Union Free School District GO	2.750%	10/15/29	255	238
	Valley Stream NY BAN GO	4.500%	5/9/25	2,935	2,935
	Waterloo Central School District BAN GO	4.500%	6/27/25	3,315	3,318
	Wellsville Central NY School District BAN GO	4.250%	6/27/25	3,355	3,359
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,940	1,922
	Westhill Central School District BAN GO	4.250%	6/26/25	2,890	2,892
					1,598,241
North Carolina (2.0%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,487
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	11,195	11,521
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/30	1,875	1,880
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,425
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	5,455	5,452
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/27	8,970	8,905
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,680	3,681
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	5,550	5,863
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	1,960	1,776
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	5/1/25	9,300	9,300
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	5/1/25	2,500	2,500
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	5/1/25	6,715	6,715
[6]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	5/1/25	33,550	33,550
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/26	1,340	1,363
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/27	1,300	1,345
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/28	1,825	1,918
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/29	950	1,013
[8]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,380	9,453
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,159	8,276
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,714	9,869
	Macon County NC Appropriations Revenue	5.000%	10/1/28	1,375	1,460
34

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mecklenburg County NC GO	4.000%	4/1/29	5,000	5,036
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,680	2,801
	North Carolina Appropriations Revenue	5.000%	5/1/26	11,250	11,291
	North Carolina Appropriations Revenue	5.000%	5/1/30	3,950	4,094
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	6/1/28	900	900
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.400%	6/2/25	20,500	20,487
	North Carolina Central University College & University Revenue	5.000%	10/1/26	1,020	1,031
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,156
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	7/1/26	1,095	1,061
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	1/15/26	28,855	28,745
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	2,765	2,885
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	491
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	732
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	120
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	216
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/28	360	356
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/29	315	311
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/29	140	138
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	3,855	3,897
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/26	13,800	13,665
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	5,000	5,045
	Pender County NC Appropriations Revenue	5.000%	4/1/28	1,440	1,516
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,931
	Rowan County NC Appropriations Revenue	5.000%	4/1/26	1,000	1,018
	Rowan County NC Appropriations Revenue	5.000%	4/1/28	1,000	1,054
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,344
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.571%	12/1/34	2,270	2,270
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.571%	12/1/41	32,100	32,100
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	3.571%	12/1/41	6,625	6,625
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,677	6,838
					301,757
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	11,140	11,076
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	160	160
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	415	422
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	205
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	512
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	250	259
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	262
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	450	466
	Horace ND GO	5.000%	5/1/26	450	456
	Horace ND GO	5.000%	5/1/28	480	494
	North Dakota Public Finance Authority Appropriations Revenue (Capital Financing Program)	5.000%	6/1/32	780	781
	North Dakota Public Finance Authority Intergovernmental Agreement Revenue (Capital Financing Program)	4.000%	6/1/32	1,450	1,431
					16,524
Ohio (2.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	505	508
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	252
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	570	582
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,725	1,772
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,825	1,904
	Akron City School District BAN GO	4.125%	9/10/25	9,300	9,304
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,000	1,001
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	8,695	8,857
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	4,000	4,230
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	20,000	20,535
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	6,055	6,350
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,225	1,262
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	800	822
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,000	6,261
[1,3,11]	Cincinnati City School District GO TOB VRDO	2.900%	5/1/25	5,000	5,000
	Cleveland OH GO	2.000%	12/1/26	500	486
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	655	673
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	1,000	1,001
[1,6]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	3.720%	5/1/25	7,500	7,500
35

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	238
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	2,520	2,561
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	2,500	2,549
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.030%	11/1/27	1,203	1,185
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	1,086	1,128
[1]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/28	865	865
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,900	1,913
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,656
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	5,745	5,745
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,097
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/25	375	376
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/26	625	629
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	3,500	3,600
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/27	3,770	3,941
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	4,050	4,297
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	499
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,000	2,003
[5]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.125%	8/1/25	8,250	8,250
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.700%	5/7/25	6,200	6,200
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	631
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,140	1,204
	Hamilton OH BAN GO	4.000%	12/17/25	2,160	2,166
	Lake County OH GO	4.000%	9/24/25	4,665	4,670
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/25	360	361
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/26	540	545
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/26	300	305
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/27	240	245
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/27	240	247
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/28	370	382
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/28	290	301
	Lorain County OH BAN GO	4.375%	5/1/25	1,500	1,500
	Lorain County OH BAN GO	4.250%	12/5/25	1,500	1,500
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	250	255
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,105	1,110
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,350	1,356
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,000	1,005
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	365	365
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	340	340
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	300
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,700	2,718
[4]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	256
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/30	325	320
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,725	11,778
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/29	27,055	25,868
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/29	6,090	5,868
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/27	10,500	10,545
	Ohio GO	5.000%	5/1/25	1,000	1,000
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	280	281
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,050
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.700%	5/1/25	2,500	2,500
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.000%	5/1/25	15,275	15,275
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/25	20,310	20,310
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.700%	5/7/25	32,240	32,240
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/27	250	255
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	370	380
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	226
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	101
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	435
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/26	950	963
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/27	500	517
36

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2022 Project)	5.000%	2/1/28	520	544
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	1,465	1,412
[2]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.850%	12/1/42	2,665	2,630
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	170
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	750
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	646
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	7/1/25	6,145	6,143
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Ronez Manor Apartments Project) PUT	3.800%	5/1/25	5,650	5,650
[8]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/27	1,310	1,312
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	6,824	6,939
[8]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/27	1,930	1,929
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/26	2,500	2,580
	Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.400%	6/2/25	2,500	2,498
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/29	1,085	1,117
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program II)	5.000%	12/1/27	2,395	2,512
	Ottawa & Glandorf Local School District GO	3.000%	12/1/30	295	282
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/31	1,805	1,957
[6]	Salem OH Miscellaneous Revenue (Salem Community Center Inc. Project) VRDO	3.700%	5/1/25	1,065	1,065
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,490	2,511
[3]	Toledo OH GO	5.000%	12/1/27	1,000	1,045
	University of Akron College & University Revenue	5.000%	1/1/31	2,135	2,136
[1,2]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.896%	6/1/36	925	904
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	300	304
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	200	202
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	470	481
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	320	330
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	310	323
					331,078
Oklahoma (0.3%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/26	1,025	1,048
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,175	1,204
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/29	1,000	1,017
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/30	1,000	1,016
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	5.000%	9/1/26	1,840	1,869
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,050
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,000	1,934
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,025	1,942
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/28	1,265	1,273
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,985	1,985
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	910	911
	Oklahoma Development Finance Authority Lease (Appropriation) Revenue	4.000%	12/1/28	1,300	1,307
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/28	750	740
[1]	Oklahoma Turnpike Authority Highway Revenue TOB VRDO	2.500%	5/1/25	6,250	6,250
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,503
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	7/1/26	10,875	10,941
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	845	847
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	1,210	1,230
	University of Oklahoma College & University Revenue	3.400%	7/1/28	1,000	989
					49,056
Oregon (0.2%)
	Clackamas Community College District GO	5.000%	6/15/26	500	511
	Clackamas Community College District GO	5.000%	6/15/27	600	625
	Clackamas Community College District GO	5.000%	6/15/28	2,000	2,114
	Clackamas Community College District GO	5.000%	6/15/29	625	671
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	950	953
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	2,525	2,619
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	400	420
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/1/25	4,000	4,000
	Oregon GO	5.000%	5/1/31	2,350	2,386
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/29	9,445	9,452
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	8,115	8,139
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	1,155	1,169
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	1,695	1,712
37

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	250	251
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	260	260
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	136
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	1,000	930
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/25	225	225
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/26	100	101
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/27	150	153
					36,827
Pennsylvania (4.4%)
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.600%	6/1/29	360	351
	Adams County General Authority Health, Hospital, Nursing Home Revenue	3.900%	6/1/30	785	761
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	485
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	418
[2]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	3.342%	2/1/33	250	248
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	7,535	7,804
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,000	1,033
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	2,290	2,409
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.100%	11/15/25	5,190	5,172
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.200%	11/15/26	2,000	1,984
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	11/15/47	94,365	93,453
	Allegheny County IDA Industrial Revenue	5.125%	5/1/30	585	603
[6]	Allegheny County IDA Private Schools Revenue VRDO	3.600%	5/1/25	2,600	2,600
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/26	1,350	1,391
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/27	625	655
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/28	535	569
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	870
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	963
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.271%	1/1/32	3,000	2,986
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	501
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	529
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/30	630	664
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/31	500	530
[4]	Bristol Township School District GO	5.000%	6/1/26	570	581
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	390	391
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/25	445	445
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/26	470	473
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/27	580	584
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	200
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	249
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/30	250	254
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/29	1,625	1,636
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	4.000%	12/1/25	180	177
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,850	1,873
[1]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/29	345	358
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/27	770	772
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/26	1,100	1,121
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/27	1,675	1,729
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/28	875	913
[4]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/29	925	974
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	153	151
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,200	1,239
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,525	2,600
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,255	1,256
	Commonwealth of Pennsylvania GO	5.000%	8/15/31	1,125	1,129
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/28	1,000	1,014
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/29	1,470	1,490
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/30	1,100	1,114
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/26	1,105	1,046
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	265
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	2,030	2,087
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	3.411%	3/1/57	3,000	2,982
38

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.020%	3/1/57	13,435	13,359
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	130	130
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	356
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	122
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	619
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	1,700	1,687
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue (Willow Valley Communities Project)	5.000%	12/1/29	950	951
[3]	Forest Area School District GO	3.000%	11/1/30	410	393
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,125	13,383
[1]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/27	3,136	3,142
[1]	Lackawanna County PA TRAN GO	3.750%	12/31/25	5,000	4,988
[3]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	5.000%	10/1/26	15	15
[4]	Lancaster School District GO	5.000%	6/1/30	250	270
	Latrobe IDA College & University Revenue	5.000%	3/1/29	150	153
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/28	600	625
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/29	375	395
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/30	1,000	1,063
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/31	570	612
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	259
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	355	356
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,000	2,004
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,770	1,827
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,555	2,667
[3]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,634
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/26	1,265	1,271
	Manheim Central School District GO	1.000%	5/1/25	140	140
	Manheim Central School District GO	1.000%	5/1/26	60	58
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	435	443
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	950
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	315
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	491
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,590	1,660
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,300	1,323
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	1,500	1,558
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	175	175
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	300	296
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	1,225	1,223
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	12,515	12,505
[3]	Montour School District GO, Prere.	5.000%	10/1/25	3,170	3,191
[10]	Moon Area School District GO	5.000%	11/15/28	1,490	1,576
[3]	Newport PA School District GO	2.250%	8/15/28	215	203
[4]	Newport PA School District GO	2.750%	8/15/30	50	46
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/29	750	810
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,170	4,233
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,125	1,126
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	4,250	4,257
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	238
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/26	3,975	4,033
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	320	326
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	325	331
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/27	4,500	4,642
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/28	4,200	4,375
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	300	313
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	485	506
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	1,220	1,281
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,560	1,640
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/30	1,620	1,718
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/31	650	662
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	4,585	4,898
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/30	17,195	18,006
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.100%	11/15/25	1,750	1,746
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.200%	11/15/26	1,820	1,811
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	11/15/47	29,415	29,256
39

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.320%	5/15/53	60,000	59,909
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/26	1,900	1,919
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	310	317
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/27	1,325	1,326
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	650	664
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	630	631
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	235	237
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	935	936
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/26	1,490	1,495
[1,10]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.740%	5/1/25	15,670	15,670
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	201
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	320	322
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	111
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,406
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	193
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	127
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,139
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	257
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	154
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	215	222
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	114
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,000	1,006
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	875	876
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	7,660
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	510	517
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	585	603
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,770	1,810
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	2,005	2,066
[6]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.600%	5/1/25	23,325	23,325
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	3,030	3,108
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/31	1,020	1,043
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.470%	7/15/41	77,000	76,829
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	4,235	4,325
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	1,500	1,556
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	585	615
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,000	1,019
[1]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/29	750	741
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/25	430	430
[1]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/26	140	141
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	850	872
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	558
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	399
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	305	312
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	2.400%	5/1/25	17,895	17,895
[3]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/26	1,550	1,597
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/28	1,750	1,764
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/31	1,435	1,445
[1,6]	Philadelphia PA Authority Industrial Development Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	16,753	16,753
	Philadelphia PA GO	5.000%	8/1/29	5,745	5,763
	Philadelphia PA GO	5.000%	8/1/32	800	826
[1,3]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	3.740%	5/1/25	11,250	11,250
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	1,130	969
[1,2,3]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.852%	9/1/40	20,450	20,087
[10]	Pocono Mountain School District GO	5.000%	12/15/26	1,725	1,773
[10]	Pocono Mountain School District GO	5.000%	12/15/27	1,790	1,865
[10]	Pocono Mountain School District GO	5.000%	12/15/28	2,710	2,861
	Quaker Valley PA School District GO	3.000%	4/1/30	340	330
	School District of Philadelphia GO	5.000%	9/1/25	1,000	1,005
	School District of Philadelphia GO	5.000%	9/1/25	1,070	1,075
	School District of Philadelphia GO	5.000%	9/1/25	2,705	2,718
	School District of Philadelphia GO	5.000%	9/1/26	1,120	1,147
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,685
	School District of Philadelphia GO	5.000%	9/1/27	115	119
	School District of Philadelphia GO	5.000%	9/1/27	2,285	2,320
[4]	School District of Philadelphia GO	5.000%	9/1/27	6,860	6,979
40

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	School District of Philadelphia GO	5.000%	9/1/27	1,180	1,223
	School District of Philadelphia GO	5.000%	9/1/27	1,340	1,389
	School District of Philadelphia GO	5.000%	9/1/28	2,252	2,306
	School District of Philadelphia GO	5.000%	9/1/28	1,240	1,302
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,050
	School District of Philadelphia GO	5.000%	9/1/29	1,000	1,023
[3]	Scranton PA GO	5.000%	11/15/25	400	403
[3]	Scranton PA GO	5.000%	11/15/27	385	399
[3]	Scranton PA GO	5.000%	11/15/28	770	805
[3]	Scranton PA GO	5.000%	11/15/29	625	659
	Scranton PA School District GO	5.000%	12/1/25	1,000	1,008
	Scranton PA School District GO	5.000%	12/1/27	1,400	1,449
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/25	110	111
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	170
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	163
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	300	302
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	375	390
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	930	931
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,250	1,273
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	410	396
	Westmoreland County PA GO	5.000%	8/15/28	1,000	1,051
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	625
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	405
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	1,000	1,027
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	131
[4]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,275
[3]	Williamsport Area School District GO	2.500%	8/1/29	515	481
	York County PA GO	5.000%	6/1/26	1,650	1,684
	York County PA GO	5.000%	6/1/27	1,000	1,038
	York County PA GO	5.000%	6/1/28	1,000	1,055
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/28	3,375	3,376
					673,112
Puerto Rico (1.8%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	86,837	86,980
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	79,664	81,226
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	38,362	39,874
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	22,395	22,431
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,335	3,340
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	850	851
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,145	3,150
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	4,095	4,177
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,415	2,475
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	3,660	3,750
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	13,090	13,382
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,415	1,433
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,347	2,146
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,871	2,418
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	3,000	2,310
					269,943
Rhode Island (0.2%)
	Pawtucket RI BAN GO	4.500%	10/24/25	5,000	5,005
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	502
[10]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/27	600	623
[10]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/28	400	420
[3]	Rhode Island Health & Educational Building Corp. Appropriations Revenue	5.000%	5/15/26	1,500	1,502
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,269
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/30	1,040	1,059
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	125	125
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,955	1,980
[4]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/28	1,000	1,052
[4]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.250%	5/15/29	1,000	1,011
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/28	1,585	1,569
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	1,060	1,060
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/27	6,800	6,794
41

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB	2.500%	4/1/31	7,815	7,815
					35,786
South Carolina (1.1%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	1,000	1,029
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/27	500	524
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	665	707
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,055	6,134
[8]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Gordon Street Mill Project) PUT	5.000%	10/1/25	12,682	12,747
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	1,000	1,001
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/27	1,055	1,083
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	2,250	2,253
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,500	1,500
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	325	332
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,600	1,667
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,036
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/29	1,185	1,173
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	325	335
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	30,435	30,591
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	1.000%	11/1/30	14,195	14,977
[1,6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/1/25	9,655	9,655
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/1/25	4,000	4,000
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,070
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	400	404
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	200	206
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	475	488
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	900	925
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	500	522
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	650	678
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	500	529
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	635
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	650	688
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.740%	5/1/25	2,820	2,820
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.740%	5/1/25	2,900	2,900
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.740%	5/1/25	24,000	24,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.760%	5/1/25	5,000	5,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.760%	5/1/25	5,000	5,000
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	540	544
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	1,160	1,162
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	1,020	1,026
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,193
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,010	1,018
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/27	1,075	1,123
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/28	2,150	2,277
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/29	500	536
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/30	270	293
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/27	1,750	1,727
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,139
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT (Settlement Manor Apartments Project)	5.000%	11/1/27	935	969
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	595	605
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	490	505
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,000	1,046
	University of South Carolina College & University Revenue	5.000%	5/1/31	1,445	1,486
	University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,203
					160,461
South Dakota (0.0%)
	South Dakota Health & Educational Facilities Authority Appropriations Revenue (Vocational Education Program)	5.000%	8/1/27	725	728
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	286
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,025	1,026
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	800	805
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,006
					3,861
42

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tennessee (2.9%)
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/28	2,250	2,252
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	1,125	1,130
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/27	4,025	3,977
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	875	890
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,455	1,456
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,745	1,748
[8]	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/25	5,431	5,446
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	700	712
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/27	1,500	1,493
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	17,362	17,522
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	11,721	11,829
[8]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,480
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/26	300	301
	Marshall County TN GO	2.500%	5/1/30	355	327
[8]	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,679
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/28	1,250	1,332
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/26	350	356
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	170
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	12,930	13,533
[1,6]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	3.720%	5/1/25	6,310	6,310
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,765	1,766
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/28	6,000	6,023
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,255	5,250
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Stone Bridge Lofts Project) PUT	3.500%	12/1/25	7,056	7,038
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,781	20,808
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,940	15,226
[8]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	1,625	1,684
[1,3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue PUT TOB	3.770%	5/1/25	9,100	9,100
[1,3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	3.770%	5/1/25	3,665	3,665
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	19,980	20,770
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/25	600	604
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/26	750	765
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/27	975	1,010
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/28	285	296
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/28	1,100	1,152
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/29	860	897
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/29	2,000	2,116
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	50,205	50,100
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	30,000	31,205
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	251
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	2,205	2,217
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	4,050	4,110
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	204
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	6,975	7,061
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	41,660	42,730
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	88,690	88,722
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	225
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	261
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	259
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	210
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program) PUT	3.500%	10/1/25	8,160	8,153
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program) PUT	3.500%	10/1/25	13,235	13,233
43

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	3,235	3,309
					434,363
Texas (9.4%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,088
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/28	3,570	3,562
[17]	Aldine Independent School District GO	5.000%	2/15/29	1,525	1,575
[17]	Aldine Independent School District GO	4.000%	2/15/30	1,175	1,179
	Allen TX GO	5.000%	8/15/26	815	834
[17]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	3,950	3,933
	Amarillo TX Waterworks & Sewer System Water Revenue	3.000%	4/1/27	1,000	993
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	390	392
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	465	476
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	560	583
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	510	538
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/29	1,400	1,489
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	375	401
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/30	1,450	1,561
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	295	319
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/31	2,000	2,177
[17]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	340	372
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,000	995
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,249
[17]	Arlington TX Independent School District GO	5.000%	2/15/26	2,200	2,233
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	2,120	2,194
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	400	414
	Austin Community College District GO	5.000%	8/1/25	3,000	3,012
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/27	13,500	13,504
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/30	1,000	1,006
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/32	3,405	3,460
[17]	Barbers Hill Independent School District GO	5.000%	2/15/26	360	365
[17]	Barbers Hill Independent School District GO	5.000%	2/15/27	450	466
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/25	350	351
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/26	300	307
[4]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	425	442
	Bexar County Hospital District GO	5.000%	2/15/26	625	634
	Bexar County Hospital District GO	5.000%	2/15/27	350	361
	Bexar County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.050%	3/1/26	1,185	1,187
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/28	7,250	7,094
[17]	Birdville Independent School District GO	5.000%	2/15/26	1,000	1,015
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/26	8,455	8,469
[17]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,590	5,572
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/27	3,125	3,113
[17]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	2,555	2,592
[9]	Cedar Hill Independent School District GO	0.000%	8/15/26	3,570	3,416
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	975
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	635	637
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	400	401
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/27	23,600	23,828
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,265	2,271
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	23,150	23,997
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/28	1,485	1,566
[17]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,480	6,479
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	720	721
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	462
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	1,500	1,506
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	1,285	1,315
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	8/15/26	500	502
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	990	1,020
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	1,800	1,865
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	1,000	1,049
[17]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	1,375	1,457
[17]	Conroe Independent School District GO	5.000%	2/15/26	2,000	2,030
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/30	385	386
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/25	325	326
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/30	103	101
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,785	1,812
[17]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	2,020	2,051
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	545	557
44

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,175	1,229
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	805	855
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/28	6,415	6,378
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,750	2,771
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	5,175	5,164
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,165	2,176
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	842	858
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,665	1,707
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	1,403	1,451
[17]	Dallas Independent School District GO	5.000%	2/15/27	3,485	3,488
[17]	Dallas Independent School District GO PUT	5.000%	2/15/26	6,500	6,569
[17]	Dallas Independent School District GO PUT	5.000%	2/15/27	7,500	7,684
[17]	Dallas Independent School District GO PUT	5.000%	2/15/28	10,000	10,444
[17]	Dallas Independent School District GO PUT	5.000%	2/15/29	3,800	4,020
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,375	1,376
[1]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	7,685	7,688
[1]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	54,270	54,330
[1]	Decatur TX Special Assessment Revenue	4.500%	9/15/30	194	190
[1]	Denton County TX Special Assessment Revenue	4.250%	12/31/30	230	223
[1]	Denton County TX Special Assessment Revenue	4.750%	12/31/30	234	229
[1,6]	Deutsche Bank Spears/Lifers Trust TOB VRDO	2.750%	5/1/25	8,885	8,885
[17]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/27	2,375	2,406
[10]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/27	550	572
[10]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/28	335	353
	Ector County Hospital District GO	5.000%	9/15/25	500	501
[17]	Ector County Independent School District GO PUT	4.000%	8/15/27	27,680	28,062
	Ector County TX GO	5.000%	2/15/26	1,000	1,014
	Ector County TX GO	5.000%	2/15/27	3,405	3,517
	Ector County TX GO	5.000%	2/15/28	3,375	3,534
	El Paso County Hospital District GO	5.000%	8/15/25	1,070	1,072
[10]	El Paso County Hospital District GO	5.000%	8/15/26	1,100	1,125
[10]	El Paso County Hospital District GO	5.000%	8/15/28	1,000	1,051
	El Paso County TX GO	5.000%	2/15/31	1,280	1,293
[4]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	174
	Fort Bend County TX GO	5.000%	3/1/26	2,055	2,058
	Fort Bend County TX GO	5.000%	3/1/29	1,030	1,046
[17]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	4,250	4,217
[17]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	5,200	4,985
[17]	Fort Worth Independent School District GO	5.000%	2/15/26	9,000	9,135
[17]	Frisco Independent School District GO	0.000%	8/15/26	4,690	4,498
[17]	Frisco Independent School District GO	2.500%	8/15/27	1,460	1,409
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/27	550	569
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/29	300	318
[17]	Garland Independent School District GO	5.000%	2/15/26	2,650	2,654
[10]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	1,250	1,269
[10]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	2,450	2,532
[10]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	1,410	1,480
[17]	Georgetown Independent School District GO	5.000%	8/15/29	3,055	3,178
[17]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,159
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	17,825	18,509
[1,4]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	3.790%	5/1/25	4,845	4,845
[4]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/27	845	873
[4]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/28	1,175	1,228
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/28	1,635	1,672
[17]	Hardin-Jefferson Independent School District GO	2.000%	8/15/28	390	364
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,007
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,059
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,000	1,065
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,000	1,003
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	555	558
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	6,500	6,490
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,505	13,828
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	1,000	1,054
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.300%	5/1/25	2,715	2,715
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.470%	7/1/49	5,265	5,266
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,058
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,500	1,515
	Harris County TX GO	5.000%	10/1/28	3,640	3,666
	Harris County TX GO	5.000%	10/1/31	4,530	4,557
45

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX Highway Revenue	5.000%	8/15/28	1,500	1,531
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/26	4,425	4,197
[17]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	25	25
[17]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	25	25
[17]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	115	115
[17]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	195	195
[17]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	320	320
[17]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	335	335
[17]	Haskell Consolidated Independent School District GO, Prere.	4.000%	2/15/26	175	175
[17]	Hays Consolidated Independent School District GO	5.000%	2/15/26	1,100	1,116
[1]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	35	35
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	3,000	3,014
[5]	Housing Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/28	9,625	9,656
[8]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,155	7,232
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/28	1,850	1,852
[17]	Houston Independent School District GO	4.000%	2/15/30	1,650	1,651
[17]	Houston Independent School District GO	4.000%	2/15/32	15,000	15,006
[17]	Houston Independent School District GO	4.000%	2/15/33	4,465	4,467
[17]	Houston Independent School District GO PUT	3.500%	6/1/25	10,700	10,694
[17]	Houston Independent School District GO PUT	4.000%	6/1/25	5,465	5,464
[3]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/26	3,825	3,628
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	1,140	1,212
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/29	22,705	22,711
	Houston TX GO	5.000%	3/1/26	1,465	1,488
	Houston TX GO	5.000%	3/1/27	6,225	6,446
	Houston TX GO	5.000%	3/1/27	285	295
	Houston TX GO	5.000%	3/1/28	415	436
[1]	Houston TX Housing Finance Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.750%	5/1/25	16,390	16,390
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/27	1,500	1,524
[17]	Hutto Independent School District GO	5.000%	8/1/25	400	402
[17]	Hutto Independent School District GO	5.000%	8/1/26	275	282
[17]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	3,032
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	500	506
[17]	Irving Independent School District GO	4.000%	2/15/30	8,000	8,012
[17]	Jarrell Independent School District GO	2.750%	8/15/30	565	531
[17]	Joshua Independent School District GO	5.000%	8/15/26	540	552
[1]	Justin TX Special Assessment Revenue	2.500%	9/1/26	62	60
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/29	3,500	3,623
[17]	Katy Independent School District GO PUT	4.000%	8/15/26	5,000	5,042
[17]	Kilgore Independent School District GO PUT	2.000%	8/15/25	755	751
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	530	535
	Lake Travis Independent School District GO	5.000%	2/15/26	1,325	1,345
	Laredo TX GO	5.000%	2/15/26	1,000	1,014
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/25	9,075	9,076
	Leander TX GO	5.000%	8/15/26	2,395	2,456
	Leander TX GO	5.000%	8/15/26	1,200	1,230
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,487	9,549
[17]	Lewisville Independent School District GO	4.000%	8/15/26	12,160	12,188
[17]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	451
[17]	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,000	5,004
[17]	Longview Independent School District GO	5.000%	2/15/27	1,250	1,295
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,125	1,126
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	2,200	2,241
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	19,605	20,265
[10]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	1,205	1,269
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	2,225	2,227
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,530	1,532
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	3.740%	5/1/25	13,600	13,600
[17]	Mabank Independent School District GO	5.000%	8/15/26	600	615
[17]	Mabank Independent School District GO	5.000%	8/15/27	275	287
[17]	Mabank Independent School District GO	5.000%	8/15/28	385	408
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/28	18,350	18,273
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/30	3,005	2,969
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/30	2,000	1,976
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	375	381
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	2,360	2,399
[17]	Melissa Independent School District GO	5.000%	2/1/27	500	515
[17]	Melissa Independent School District GO	5.000%	2/1/28	500	525
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/27	4,030	3,986
46

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	100	99
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/29	1,585	1,593
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	530	532
[17]	Montgomery Independent School District GO	5.000%	2/15/26	2,500	2,537
[17]	Montgomery Independent School District GO	5.000%	2/15/27	7,345	7,600
[17]	New Caney Independent School District GO PUT	4.000%	8/15/27	3,610	3,658
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	1,895	1,893
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	660	660
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/25	640	638
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/25	385	387
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/26	140	142
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/27	175	180
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/28	220	228
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/29	290	303
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/30	400	420
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/30	1,420	1,403
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.250%	10/1/30	7,670	7,584
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/30	740	731
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,275	1,294
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,290	1,309
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	2,445	2,481
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,880	1,895
[17]	North East TX Independent School District GO PUT	3.750%	8/1/27	4,310	4,328
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/28	3,695	3,916
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/30	4,605	4,700
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	650	651
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,250	3,291
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,160	1,173
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,020	1,032
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,525	3,634
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,067
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,045	1,077
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,290	1,302
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	625	655
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	2,150	2,198
[17]	Northside Independent School District GO	5.000%	8/15/26	3,215	3,231
[17]	Northside Independent School District GO PUT	0.700%	6/1/25	42,660	42,500
[17]	Northside Independent School District GO PUT	3.000%	8/1/26	30,225	29,960
[17]	Northside Independent School District GO PUT	2.000%	6/1/27	1,925	1,857
[17]	Northside Independent School District GO PUT	3.450%	8/1/27	7,780	7,747
[17]	Pasadena Independent School District GO PUT	3.230%	8/15/27	57,685	57,359
[4]	Pearland TX GO	5.000%	3/1/30	1,430	1,447
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/28	1,100	1,129
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/26	1,220	1,238
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/26	1,060	1,075
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	1,200	1,240
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	500	517
[17]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	950	999
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	1,900	1,941
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/30	4,825	4,836
[1,5]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/30	250	251
[1,5]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/30	350	352
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/26	1,000	1,027
[17]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/30	670	634
[17]	Prosper Independent School District GO PUT	3.000%	8/15/25	7,610	7,595
[17]	Prosper Independent School District GO PUT	4.000%	8/15/26	2,725	2,738
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	10,950	10,716
[17]	Rankin Independent School District GO	5.000%	2/15/26	2,750	2,789
[17]	Rankin Independent School District GO	5.000%	2/15/27	1,000	1,031
[17]	Rankin Independent School District GO	5.000%	2/15/28	1,000	1,045
	Round Rock Independent School District GO	5.000%	8/1/26	2,000	2,048
[17]	Round Rock Independent School District GO PUT	5.000%	8/1/30	17,225	18,458
47

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	385	395
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/26	1,000	1,014
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/27	1,000	1,032
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	7,845	7,844
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	225	233
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/27	800	798
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/27	330	342
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/27	2,900	2,998
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/25	2,585	2,600
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	1,610	1,662
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	2,125	2,194
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	2,000	2,101
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	12,845	12,673
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,975	1,892
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,415	10,401
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	1,460	1,378
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.490%	2/1/48	42,500	42,495
	San Antonio TX GO	5.000%	2/1/26	590	591
[17]	San Antonio TX Independent School District GO	5.000%	8/15/26	1,000	1,005
	San Antonio Water System Water Revenue	5.000%	5/15/28	1,550	1,637
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,795	11,314
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.270%	5/1/44	60,175	60,133
	San Patricio County TX GO	5.000%	4/1/27	135	139
	Schertz TX GO	3.000%	2/1/30	215	207
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/27	5,500	5,532
[17]	Snook Independent School District GO	2.750%	2/15/30	390	369
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	150	153
[17]	Southwest Independent School District GO	5.000%	2/1/27	1,165	1,204
[17]	Southwest Independent School District GO	5.000%	2/1/28	1,000	1,051
[17]	Spring Branch Independent School District GO	4.000%	2/1/30	7,760	7,761
	Spring Independent School District GO	5.000%	8/15/27	290	302
[17]	Spring Independent School District GO	4.000%	8/15/30	9,240	9,246
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,759	21,113
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	3,000	2,985
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,520	1,523
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	688
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,036
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	315
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,051
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,800	1,913
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/28	755	765
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/32	2,825	2,858
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/26	780	793
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/27	1,160	1,191
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/28	430	446
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/29	450	471
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,650	6,734
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.500%	5/1/25	11,200	11,200
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.570%	5/1/25	1,100	1,100
[6]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.400%	5/1/25	13,060	13,060
	Tarrant County Hospital District GO	5.000%	8/15/25	425	427
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/27	333	345
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/28	3,400	3,405
	Texas A&M University College & University Revenue	5.000%	5/15/25	1,575	1,576
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/26	3,750	3,741
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/27	13,000	12,950
[8]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.050%	9/1/27	7,466	7,344
	Texas GO	5.000%	4/1/32	1,490	1,507
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	3,000	3,026
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	635	649
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	6,300	6,474
[2]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.506%	12/15/26	2,765	2,766
48

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	2,960	2,975
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,335	2,374
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	10,455	10,729
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	6,590	6,809
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,000	1,037
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	1,315	1,328
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	750	758
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/27	750	770
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	652
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	250
[4]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	480	480
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	263
[4]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	620	638
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,026
[8]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,155
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,765	1,771
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/27	6,625	6,615
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	26,536
	Texas Water Development Board Water Revenue	5.000%	8/1/25	1,350	1,355
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,700	1,714
	Texas Water Development Board Water Revenue	5.000%	10/15/29	15,475	15,580
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,070	5,183
	Texas Water Development Board Water Revenue	4.000%	10/15/32	1,910	1,912
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,499
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,925	3,938
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/28	9,700	9,655
	Travis County TX GO	5.000%	3/1/27	3,000	3,004
	Travis County TX GO	4.000%	3/1/30	845	845
[5]	University of North Texas System College & University Revenue	5.000%	4/15/26	3,000	3,050
[5]	University of North Texas System College & University Revenue	5.000%	4/15/27	2,000	2,067
[5]	University of North Texas System College & University Revenue	5.000%	4/15/28	2,000	2,100
[5]	University of North Texas System College & University Revenue	5.000%	4/15/29	590	628
[5]	University of North Texas System College & University Revenue	5.000%	4/15/30	460	496
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/28	350	371
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/29	400	429
[17]	Winona Independent School District GO	2.750%	2/15/30	580	549
[17]	Ysleta Independent School District GO	5.000%	8/15/25	1,545	1,547
					1,430,817
Utah (0.3%)
[3]	Grand County School District Local Building Authority Lease Revenue	5.000%	12/15/32	755	761
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/26	1,015	1,030
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	3,735	3,916
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	335	356
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	3.500%	6/15/25	100	100
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	4.000%	6/15/30	520	501
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	11,330	11,534
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/27	1,000	1,003
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/25	500	500
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/27	600	622
[3]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	5/1/27	630	651
[1]	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue TOB VRDO	2.500%	5/1/25	19,960	19,960
					40,934
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	5.000%	5/1/28	250	251
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/25	500	499
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/26	495	494
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/30	1,000	987
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,053
					7,284
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	2,325	2,334
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,945	2,987
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	5,420	5,537
					10,858
49

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia (1.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	390
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	885
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/25	2,975	2,969
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,920	2,952
	Bristol VA BAN GO	5.000%	9/1/27	7,750	7,788
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/28	2,595	2,673
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	4,610	4,611
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,000	1,000
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	3,500	3,528
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,375	2,378
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	510
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	680	714
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	870	864
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	355
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	310	310
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	4,070	4,009
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,785	2,800
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	427
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/29	1,925	1,840
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	5,325	5,602
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/26	1,500	1,523
[5]	Prince William County Service Authority Water Revenue	5.000%	7/15/27	700	729
[5]	Prince William County Service Authority Water Revenue	5.000%	7/15/28	700	741
[5]	Prince William County Service Authority Water Revenue	5.000%	7/15/29	500	538
[5]	Prince William County Service Authority Water Revenue	5.000%	7/15/30	250	273
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/28	5,648	5,628
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/28	15,000	14,790
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	748
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,260	2,274
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/25	1,635	1,630
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	550	555
[9]	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/26	3,620	3,509
	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/27	4,435	4,154
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	3,900	4,060
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/28	2,855	2,858
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	9/1/28	6,100	6,067
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/28	7,445	7,454
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/29	275	270
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/29	10,585	10,277
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/29	7,185	7,059
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/29	625	611
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/26	7,500	7,485
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,515	1,522
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/28	1,600	1,613
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/25	6,590	6,645
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	228
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	322
[1,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/1/25	3,860	3,860
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,180	1,193
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	850	875
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,625	2,586
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	2,250	2,268
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/27	2,120	2,132
					153,082
Washington (1.6%)
[1]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	2.600%	5/1/25	9,495	9,495
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	3.820%	11/1/45	5,305	5,268
[9]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/28	2,795	2,509
	Clark County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,615	1,695
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/28	7,125	7,115
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/26	750	759
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	17,605	17,424
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	135
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	76
50

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	6,760	6,821
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,345	1,375
	King County Public Hospital District No. 1 GO	5.000%	12/1/30	1,125	1,146
	King County WA Sewer Revenue PUT	0.875%	1/1/26	2,825	2,762
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	3.850%	1/1/40	32,240	31,810
[10]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/26	500	513
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,000	3,031
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,070	3,102
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	4,250	4,294
	Pierce County School District No. 343 GO	3.000%	12/1/30	495	477
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	840	870
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	875	921
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/32	1,550	1,579
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,579
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,150	4,164
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,179
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/29	1,730	1,726
	Seattle WA GO	4.000%	5/1/29	360	360
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.870%	5/1/45	9,025	8,913
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,000	1,014
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,010
[1]	Spokane County WA Airport Port, Airport & Marina Revenue TOB VRDO	3.770%	5/1/25	8,525	8,525
	Spokane WA GO	4.000%	12/1/29	1,535	1,535
	Tacoma WA Sewer Revenue	4.000%	12/1/30	2,855	2,897
	University of Washington College & University Revenue PUT	4.000%	8/1/27	13,075	13,224
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	5.000%	10/1/27	1,055	1,074
	Washington COP	5.000%	7/1/30	4,415	4,562
	Washington GO	5.000%	6/1/25	8,425	8,438
	Washington GO	5.000%	8/1/25	1,230	1,236
	Washington GO	5.000%	2/1/27	1,000	1,015
[12]	Washington GO	0.000%	12/1/27	3,625	3,330
[12]	Washington GO	0.000%	12/1/28	4,180	3,708
	Washington GO	5.000%	2/1/29	1,750	1,773
	Washington GO	5.000%	7/1/29	3,790	3,834
	Washington GO	5.000%	8/1/31	4,680	4,771
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	501
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	226
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	935	953
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	410
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,035
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	350	362
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	2,650	2,744
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	15	15
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,825	3,860
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	1,085	1,086
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,625	1,636
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	1,595	1,599
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	489
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	13,180	13,161
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/26	285	287
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	825	807
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,775	2,788
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/29	4,000	3,951
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/27	1,300	1,335
	Washington State University College & University Revenue	5.000%	4/1/27	1,160	1,203
	Washington State University College & University Revenue	5.000%	4/1/29	1,275	1,360
[1]	Washington State Various Purpose GO VRDO	3.670%	5/1/25	9,500	9,500
					238,427
West Virginia (0.2%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	460
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.750%	6/1/25	1,690	1,690
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	5,100	4,989
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	5,335	5,266
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	875	875
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,300	1,301
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	900	901
51

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.770%	5/1/25	9,515	9,515
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue (Five Points Project) PUT	5.000%	3/1/26	2,300	2,328
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	1,157	1,191
					28,516
Wisconsin (2.1%)
[3]	Beloit School District GO	3.000%	4/1/30	405	382
	Brown County WI GO	2.750%	11/1/30	310	291
	Dodge County WI GO	2.500%	8/1/30	765	702
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,523
	Green Bay Area Public School District GO	5.000%	4/1/27	7,850	8,136
	Green Bay Area Public School District GO	5.000%	4/1/28	2,000	2,107
	Green Bay Area Public School District GO	5.000%	4/1/29	1,160	1,241
	Green Bay Area Public School District GO	5.000%	4/1/30	725	785
	Greenfield WI GO	2.500%	3/1/30	525	485
	Hudson WI GO	3.000%	12/1/30	375	362
	Milwaukee WI GO	4.000%	3/15/26	3,330	3,331
	Milwaukee WI GO	5.000%	4/1/26	1,000	1,015
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,592
[3]	Milwaukee WI GO	5.000%	4/1/26	1,355	1,377
[4]	Milwaukee WI GO	5.000%	12/1/26	3,750	3,854
	Milwaukee WI GO	5.000%	12/1/26	2,735	2,805
[4]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,352
[3]	Milwaukee WI GO	5.000%	4/1/27	1,340	1,383
[4]	Milwaukee WI GO	5.000%	4/1/27	7,370	7,604
[4]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,506
[4]	Milwaukee WI GO	5.000%	12/1/27	3,755	3,908
	Milwaukee WI GO	5.000%	12/1/27	2,745	2,849
	Milwaukee WI GO	5.000%	4/1/28	1,285	1,339
[4]	Milwaukee WI GO	5.000%	4/1/28	1,315	1,375
[4]	Milwaukee WI GO	5.000%	12/1/28	3,755	3,960
	Milwaukee WI GO	5.000%	12/1/28	2,745	2,884
	Milwaukee WI GO	5.000%	12/1/29	2,750	2,921
	Milwaukee WI GO	5.000%	12/1/30	2,755	2,955
[3]	Monroe WI School District GO	5.000%	3/1/27	160	165
[3]	Monroe WI School District GO	5.000%	3/1/28	250	262
	Mount Pleasant WI GO	2.750%	5/1/30	360	337
	Onalaska WI GO	2.300%	10/1/30	355	320
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,049
	Platteville School District GO	3.000%	3/1/30	60	58
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/25	315	314
[1]	Public Finance Authority Charter School Aid Revenue	4.125%	6/15/29	280	270
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/30	305	302
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/25	235	235
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/25	425	425
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/26	245	245
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/27	435	437
	Public Finance Authority College & University Revenue	5.000%	4/1/28	1,025	1,046
	Public Finance Authority College & University Revenue	5.000%	4/1/29	1,155	1,184
	Public Finance Authority College & University Revenue	5.250%	10/1/29	1,825	1,853
	Public Finance Authority College & University Revenue	5.250%	10/1/30	1,925	1,952
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/28	3,910	3,954
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	12,175	12,023
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	130	129
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	460	460
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	865	863
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	448
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	475	467
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,025	2,055
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	500	519
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	700	734
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/25	365	367
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/27	290	299
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/28	380	395
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	2,115	2,120
	Public Finance Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	4.000%	10/1/30	1,385	1,440
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	16,160	16,114
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	8,873	8,802
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	11,933	11,731
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	545	545
52

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/30	230	237
[10]	Racine Unified School District GO	5.000%	4/1/26	125	127
[10]	Racine Unified School District GO	5.000%	4/1/27	150	155
[10]	Racine Unified School District GO	5.000%	4/1/28	150	158
[10]	Racine Unified School District GO	5.000%	4/1/29	250	267
[10]	Racine Unified School District GO	5.000%	4/1/30	845	913
	Sussex WI GO	3.000%	6/1/30	295	286
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,000	5,413
	Waukesha WI GO	2.000%	10/1/25	1,335	1,322
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,632
	West Bend WI GO	2.500%	3/1/30	570	527
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,230	1,231
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	695	692
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,095	1,095
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	1,800	1,770
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	7,870	8,254
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	400	406
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,500	2,502
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,011
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,437
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	3,260	3,309
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	3,635	3,690
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	9,125	9,274
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	2,000	2,029
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,930	2,982
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,000	4,222
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	2,935	3,098
[1,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.750%	5/1/25	12,800	12,800
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,392
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.800%	8/15/54	7,340	7,268
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/29	410	403
[1]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/27	3,500	3,546
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	1,045	1,045
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	17,280	17,283
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	6,855	6,856
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,810	1,813
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/28	12,500	12,524
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/26	1,031	1,048
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/26	7,500	7,682
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/27	1,625	1,668
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	34,797	35,390
					313,700
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/25	750	751
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/28	700	734
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	106
					1,591
Total Tax-Exempt Municipal Bonds (Cost $15,138,805)					15,096,795
				Shares
Temporary Cash Investments (1.2%)
Investment Company (1.2%)
[18]	Vanguard Municipal Low Duration Fund (Cost $185,795)	3.218%		18,579,457	185,795
Total Investments (100.3%) (Cost $15,324,600)					15,282,590
Other Assets and Liabilities—Net (-0.3%)					(50,567)
Net Assets (100%)					15,232,023
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $1,667,141, representing 10.9% of net assets.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
53

Ultra-Short-Term Tax-Exempt Fund
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Step bond.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Securities with a value of $3,196 have been segregated as initial margin for open futures contracts.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2025	(467)	(97,205)	(236)
5-Year U.S. Treasury Note	June 2025	(976)	(106,575)	(959)
				(1,195)

See accompanying Notes, which are an integral part of the Financial Statements.
54

Ultra-Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,138,805)	15,096,795
Affiliated Issuers (Cost $185,795)	185,795
Total Investments in Securities	15,282,590
Investment in Vanguard	413
Receivables for Investment Securities Sold	70,800
Receivables for Accrued Income	179,062
Receivables for Capital Shares Issued	23,097
Other Assets	520
Total Assets	15,556,482
Liabilities
Due to Custodian	656
Payables for Investment Securities Purchased	290,358
Payables for Capital Shares Redeemed	21,961
Payables for Distributions	10,710
Payables to Vanguard	575
Variation Margin Payable—Futures Contracts	199
Total Liabilities	324,459
Net Assets	15,232,023
At April 30, 2025, net assets consisted of:

Paid-in Capital	15,428,595
Total Distributable Earnings (Loss)	(196,572)
Net Assets	15,232,023

Investor Shares—Net Assets
Applicable to 32,973,567 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	518,968
Net Asset Value Per Share—Investor Shares	$15.74

Admiral™ Shares—Net Assets
Applicable to 934,820,977 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,713,055
Net Asset Value Per Share—Admiral Shares	$15.74

See accompanying Notes, which are an integral part of the Financial Statements.
55

Ultra-Short-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1]	248,184
Total Income	248,184
Expenses
The Vanguard Group—Note B
Investment Advisory Services	983
Management and Administrative—Investor Shares	378
Management and Administrative—Admiral Shares	4,642
Marketing and Distribution—Investor Shares	21
Marketing and Distribution—Admiral Shares	550
Custodian Fees	37
Shareholders’ Reports and Proxy Fees—Investor Shares	9
Shareholders’ Reports and Proxy Fees—Admiral Shares	82
Trustees’ Fees and Expenses	4
Other Expenses	172
Total Expenses	6,878
Expenses Paid Indirectly	(37)
Net Expenses	6,841
Net Investment Income	241,343
Realized Net Gain (Loss)
Investment Securities Sold[1]	7,157
Futures Contracts	(300)
Realized Net Gain (Loss)	6,857
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(47,069)
Futures Contracts	(1,195)
Change in Unrealized Appreciation (Depreciation)	(48,264)
Net Increase (Decrease) in Net Assets Resulting from Operations	199,936
1	Interest income from an affiliated company of the fund was $6,267. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Ultra-Short-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	241,343	498,197
Realized Net Gain (Loss)	6,857	(35,842)
Change in Unrealized Appreciation (Depreciation)	(48,264)	306,984
Net Increase (Decrease) in Net Assets Resulting from Operations	199,936	769,339
Distributions
Investor Shares	(8,428)	(16,026)
Admiral Shares	(231,352)	(477,499)
Total Distributions	(239,780)	(493,525)
Capital Share Transactions
Investor Shares	38,573	(70,162)
Admiral Shares	801,702	(1,851,792)
Net Increase (Decrease) from Capital Share Transactions	840,275	(1,921,954)
Total Increase (Decrease)	800,431	(1,646,140)
Net Assets
Beginning of Period	14,431,592	16,077,732
End of Period	15,232,023	14,431,592

See accompanying Notes, which are an integral part of the Financial Statements.
57

Ultra-Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.78	$15.51	$15.44	$15.89	$15.93	$15.84
Investment Operations
Net Investment Income[1]	.250	.503	.352	.141	.105	.201
Net Realized and Unrealized Gain (Loss) on Investments	(.041)	.266	.073	(.447)	(.039)	.092
Total from Investment Operations	.209	.769	.425	(.306)	.066	.293
Distributions
Dividends from Net Investment Income	(.249)	(.499)	(.355)	(.144)	(.106)	(.203)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.249)	(.499)	(.355)	(.144)	(.106)	(.203)
Net Asset Value, End of Period	$15.74	$15.78	$15.51	$15.44	$15.89	$15.93
Total Return[2]	1.33%	5.01%	2.77%	-1.93%	0.41%	1.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$519	$482	$543	$705	$963	$1,020
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.20%	3.20%	2.26%	0.90%	0.66%	1.27%
Portfolio Turnover Rate	30%	91%	85%	96%	53%	47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
58

Ultra-Short-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.78	$15.51	$15.44	$15.89	$15.93	$15.84
Investment Operations
Net Investment Income[1]	.257	.516	.365	.156	.117	.213
Net Realized and Unrealized Gain (Loss) on Investments	(.042)	.266	.073	(.450)	(.039)	.093
Total from Investment Operations	.215	.782	.438	(.294)	.078	.306
Distributions
Dividends from Net Investment Income	(.255)	(.512)	(.368)	(.156)	(.118)	(.216)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.255)	(.512)	(.368)	(.156)	(.118)	(.216)
Net Asset Value, End of Period	$15.74	$15.78	$15.51	$15.44	$15.89	$15.93
Total Return[2]	1.37%	5.10%	2.85%	-1.86%	0.49%	1.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,713	$13,950	$15,535	$19,094	$22,119	$18,976
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.28%	3.28%	2.34%	0.99%	0.73%	1.34%
Portfolio Turnover Rate	30%	91%	85%	96%	53%	47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Ultra-Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
60

Ultra-Short-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $413,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $37,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	15,096,795	—	15,096,795
Temporary Cash Investments	185,795	—	—	185,795
Total	185,795	15,096,795	—	15,282,590
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(1,195)	—	—	(1,195)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,325,126
Gross Unrealized Appreciation	26,707
Gross Unrealized Depreciation	(70,438)
Net Unrealized Appreciation (Depreciation)	(43,731)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $164,134,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $3,864,874,000 of investment securities and sold $3,706,956,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $242,485,000 and sales were $161,080,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
61

Ultra-Short-Term Tax-Exempt Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	141,355	8,953	117,349	7,460
Issued in Lieu of Cash Distributions	7,528	477	14,054	893
Redeemed	(110,310)	(6,994)	(201,565)	(12,816)
Net Increase (Decrease)—Investor Shares	38,573	2,436	(70,162)	(4,463)
Admiral Shares
Issued	2,523,686	159,961	3,075,812	195,481
Issued in Lieu of Cash Distributions	171,463	10,863	353,123	22,421
Redeemed	(1,893,447)	(120,046)	(5,280,727)	(335,534)
Net Increase (Decrease)—Admiral Shares	801,702	50,778	(1,851,792)	(117,632)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2025, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q412 062025
62

Financial Statements
For the six-months ended April 30, 2025
Vanguard Municipal Money Market Fund

Contents
Financial Statements	1

Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (33.7%)
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	1,965	1,965
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	5,585	5,585
[1,2,3]	Allegheny County Airport Authority Port, Airport & Marina Revenue TOB	3.680%	5/1/25	2,665	2,665
[1,3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	11,400	11,400
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	9,950	9,950
[1]	Arizona IDA Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	3,575	3,575
[1]	Arizona IDA Multi Family Housing Revenue TOB	2.620%	5/1/25	30,100	30,100
[1,3]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB	2.670%	5/1/25	47,225	47,225
[1]	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue TOB	3.720%	5/2/25	1,440	1,440
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	2.500%	5/1/25	15,000	15,000
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.670%	5/1/25	4,000	4,000
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.700%	5/1/25	5,925	5,925
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.700%	5/1/25	3,320	3,320
[1]	Aurora CO Sewer Revenue TOB	2.500%	5/1/25	3,595	3,595
[1,3]	Austin TX Airport System Port, Airport & Marina Revenue TOB	3.700%	5/1/25	3,460	3,460
[1]	Austin TX Electric Utility Electric Power & Light Revenue TOB	3.650%	5/1/25	5,335	5,335
[1,4]	Bastrop Independent School District GO TOB	3.660%	5/1/25	4,800	4,800
[1]	Bexar County Hospital District GO TOB	2.500%	5/1/25	29,340	29,340
[1,3]	Bloomington MN Local or Guaranteed Housing Revenue TOB	3.740%	5/1/25	3,910	3,910
[1,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB	3.660%	5/1/25	62,695	62,695
[1,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB	3.680%	5/1/25	5,310	5,310
[1]	Broward County FL Convention Center Hotel Revenue Economic Development Revenue TOB	2.570%	5/1/25	5,600	5,600
[1]	Broward County FL School District GO TOB	3.650%	5/1/25	6,510	6,510
[1,3]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB	2.700%	5/1/25	8,835	8,835
[1,3]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB	2.700%	5/1/25	10,480	10,480
[1,3]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.770%	5/1/25	15,435	15,435
[1,3,5]	Brunswick City School District GO TOB	3.650%	5/1/25	2,750	2,750
[1,3]	Burke County GA Development Authority Pollution Control Revenue TOB	3.670%	5/1/25	43,150	43,150
[1,3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.680%	5/1/25	19,500	19,500
[1,3]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.640%	5/1/25	19,300	19,300
[1,3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB	3.640%	5/1/25	29,500	29,500
[1]	California State Public Works Board Lease (Abatement) Revenue TOB	3.670%	5/1/25	2,300	2,300
[1,3]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.740%	5/1/25	4,505	4,505
[1,3]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.750%	5/1/25	7,205	7,205
[1,3]	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue TOB	2.630%	5/1/25	93,450	93,450
[1,3,5]	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue TOB	3.670%	5/1/25	3,365	3,365
[1,3]	Charleston County Airport District Port, Airport & Marina Revenue TOB	3.660%	5/1/25	6,300	6,300
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB	3.650%	5/1/25	5,870	5,870
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB	3.700%	5/1/25	2,000	2,000
[1,3]	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/1/25	11,490	11,490
[1,3]	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue TOB	3.680%	5/1/25	6,510	6,510
[1,3]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB	3.650%	5/1/25	7,440	7,440
[1,3,5]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB	3.660%	5/1/25	3,780	3,780
[1,3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.680%	5/1/25	5,615	5,615
[1,3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.680%	5/1/25	2,810	2,810
[1]	Clark County NV GO TOB	3.650%	5/1/25	3,275	3,275
[1]	Clark County Water Reclamation District GO TOB	3.650%	5/1/25	6,400	6,400
[1]	Clovis Unified School District GO TOB	3.630%	5/1/25	2,500	2,500
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	3,715	3,715
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	1,730	1,730
[1]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	2,905	2,905
[1]	Colorado Springs Multiple Utility Revenue TOB	3.650%	5/6/25	3,750	3,750
[1,2,3]	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	3,650	3,650
[1,3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue TOB	3.660%	5/1/25	10,100	10,100
[1,3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue TOB	3.660%	5/1/25	5,000	5,000
[1,3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue TOB	3.660%	5/1/25	430	430
[1,2,3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue TOB	3.650%	5/1/25	5,410	5,410
[1]	Commonwealth of Massachusetts GO TOB	3.630%	5/1/25	6,000	6,000
1

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Commonwealth of Massachusetts GO TOB	3.640%	5/1/25	5,500	5,500
[1,3]	Commonwealth of Massachusetts GO TOB	3.650%	5/1/25	20,000	20,000
[1]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB	2.450%	5/1/25	4,980	4,980
[1,2]	Connecticut GO TOB	3.650%	5/1/25	4,005	4,005
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	2.530%	5/1/25	10,740	10,740
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	5,710	5,710
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	10,260	10,260
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	10,300	10,300
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	10,000	10,000
[1,3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	4,585	4,585
[1,4]	Crowley Independent School District GO TOB	3.650%	5/1/25	4,800	4,800
[1,4]	Crowley Independent School District GO TOB	3.650%	5/1/25	2,000	2,000
[1]	Dallas Area Rapid Transit Sales Tax Revenue TOB	3.650%	5/1/25	2,370	2,370
[1]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB	3.820%	5/1/25	4,820	4,820
[1,2]	DeKalb County GA Water & Sewer Water Revenue TOB	3.650%	5/1/25	5,500	5,500
[1,2]	DeKalb County GA Water & Sewer Water Revenue TOB	3.660%	5/1/25	11,990	11,990
[1,4]	Denton Independent School District GO TOB	3.640%	5/1/25	8,000	8,000
[1]	Denver CL City & County School District No. 1 GO TOB	3.650%	5/1/25	10,000	10,000
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	2.600%	5/1/25	5,250	5,250
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.670%	5/1/25	6,665	6,665
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.670%	5/1/25	4,800	4,800
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.670%	5/1/25	5,660	5,660
[1,3]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.700%	5/1/25	8,890	8,890
[1,3]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.700%	5/1/25	30,150	30,150
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.700%	5/1/25	12,865	12,865
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.720%	5/1/25	8,510	8,510
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.730%	5/1/25	3,750	3,750
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.760%	5/1/25	3,240	3,240
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB	2.500%	5/1/25	8,675	8,675
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB	3.650%	5/1/25	4,000	4,000
[1]	Denver CO City & County Port, Airport & Marina Revenue TOB	3.670%	5/1/25	20,615	20,615
[1]	Department of Airports LA Port, Airport & Marina Revenue TOB	3.650%	5/1/25	12,690	12,690
[1]	Detroit Regional Convention Facility Authority Revenue TOB	3.670%	5/1/25	63,240	63,240
[1,3]	District of Columbia GO TOB	3.650%	5/1/25	24,700	24,700
[1,3]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.700%	5/1/25	76,000	76,000
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB	3.650%	5/1/25	3,755	3,755
[1,3]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	4,435	4,435
[1,3]	East Alabama Health Care Authority Health Care Facilities Health, Hospital, Nursing Home Revenue TOB	2.690%	5/1/25	19,570	19,570
[1]	El Paso County TX Water & Sewer Water Revenue TOB	3.650%	5/1/25	5,000	5,000
[1,3]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	2.630%	5/1/25	4,515	4,515
[1,6]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB	3.640%	5/1/25	74,790	74,790
[1,6]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB	4.270%	5/1/25	28,700	28,700
[1,6]	FHLMC Multifamily Certificates Revenue TOB	2.500%	5/1/25	19,585	19,585
[1]	Florida Department of Transportation Turnpike System Highway Revenue TOB	3.650%	5/1/25	3,750	3,750
[1,3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB	2.630%	5/1/25	17,085	17,085
[1,2,3]	Florida Development Finance Corp. Transit Revenue TOB	3.670%	5/1/25	24,105	24,105
[1,2,3]	Florida Development Finance Corp. Transit Revenue TOB	3.670%	5/1/25	8,755	8,755
[1]	Fort Lauderdale City FL Water & Sewer Water Revenue TOB	3.650%	5/6/25	5,625	5,625
[1]	Fort Lauderdale FL Water & Sewer Revenue TOB	3.650%	5/1/25	8,270	8,270
[1]	Fort Lauderdale FL Water & Sewer Water Revenue TOB	3.650%	5/1/25	4,695	4,695
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	2,810	2,810
[1,3,6]	Freddie Mac Pool Local or Guaranteed Housing Revenue TOB	3.740%	5/1/25	19,000	19,000
[1,3,6]	Freddie Mac Pool Local or Guaranteed Housing Revenue TOB	3.740%	5/1/25	7,450	7,450
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	4,170	4,170
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	16,600	16,600
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	4,445	4,445
[1]	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue TOB	3.700%	5/1/25	4,400	4,400
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB	3.680%	5/1/25	4,200	4,200
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB	3.700%	5/1/25	965	965
[1]	Greater Clark Building Corp. Lease (Abatement) Revenue TOB	3.680%	5/1/25	6,800	6,800
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	2.600%	5/1/25	20,455	20,455
[1,3]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.680%	5/1/25	1,875	1,875
[1,3]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.700%	5/1/25	1,875	1,875
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.700%	5/1/25	8,590	8,590
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.720%	5/1/25	2,000	2,000
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.720%	5/1/25	7,900	7,900
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.720%	5/1/25	4,480	4,480
[1]	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue TOB	3.660%	5/1/25	6,200	6,200
[1,3]	Hamilton County OH Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	6,775	6,775
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB	3.650%	5/1/25	2,250	2,250
2

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB	3.650%	5/1/25	3,370	3,370
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB	3.650%	5/1/25	5,500	5,500
[1]	Hampton Roads Transportation Accountability Commission Sales Tax Revenue TOB	3.700%	5/1/25	11,250	11,250
[1]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	2,960	2,960
[1]	Harris County Flood Control District Ad Valorem Property Tax Revenue TOB	3.650%	5/1/25	27,500	27,500
[1,2]	Harris County TX GO TOB	3.650%	5/1/25	8,070	8,070
[1,2]	Harris County TX GO TOB	3.650%	5/1/25	8,160	8,160
[1]	Harris County TX Toll Road Highway Revenue TOB	2.500%	5/1/25	7,500	7,500
[1]	Harris County TX Toll Road Highway Revenue TOB	3.650%	5/1/25	3,030	3,030
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	2.600%	5/1/25	4,000	4,000
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.670%	5/1/25	1,535	1,535
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.670%	5/1/25	2,735	2,735
[1]	Hawaii Airports System Port, Airport & Marina Revenue TOB	3.700%	5/1/25	1,805	1,805
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	2.600%	5/1/25	8,000	8,000
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.700%	5/1/25	3,415	3,415
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.720%	5/1/25	6,700	6,700
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.720%	5/1/25	4,965	4,965
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.720%	5/1/25	8,700	8,700
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.720%	5/1/25	12,000	12,000
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.720%	5/1/25	14,000	14,000
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.720%	5/1/25	7,500	7,500
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.720%	5/1/25	7,500	7,500
[1]	Hillsborough County FL Resource Recovery Revenue TOB	2.500%	5/1/25	5,000	5,000
[1]	Hillsborough County FL Resource Recovery Revenue TOB	2.550%	5/1/25	9,150	9,150
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	29,960	29,960
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	5,185	5,185
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	8,245	8,245
[1,7]	Holly Area MI School District Oakland GO TOB	3.670%	5/1/25	6,755	6,755
[1,3]	Illinois Finance Authority College & University Revenue TOB	3.700%	5/1/25	98,230	98,230
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	10,000	10,000
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	13,835	13,835
[1,3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	5,000	5,000
[1]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	5,830	5,830
[1]	Illinois State Toll Highway Authority Highway Revenue TOB	3.650%	5/1/25	2,170	2,170
[1]	Illinois State Toll Highway Authority Highway Revenue TOB	3.670%	5/1/25	2,665	2,665
[1]	Illinois Toll Highway Authority Highway Revenue TOB	3.680%	5/1/25	1,980	1,980
[1]	Illinois Toll Highway Authority Highway Revenue TOB	3.680%	5/1/25	1,310	1,310
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	2.520%	5/1/25	21,600	21,600
[1,3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	7,990	7,990
[1,3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	5,000	5,000
[1,3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	35,000	35,000
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	8,320	8,320
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	3,515	3,515
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	5,325	5,325
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	6,035	6,035
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	19,290	19,290
[1]	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue TOB	3.680%	5/1/25	5,985	5,985
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB	3.650%	5/1/25	5,170	5,170
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB	3.650%	5/1/25	10,545	10,545
[1,3]	Invesco Municipal Opportunity Trust TOB	2.850%	5/1/25	170,200	170,200
[1,3]	Invesco Value Municipal Income Trust TOB	2.850%	5/1/25	157,600	157,600
[1,3]	Invesco Van Kampen Trust TOB	2.850%	5/1/25	172,130	172,130
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	4,000	4,000
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	4,250	4,250
[1,3]	Iowa Finance Authority/Midwestern Disaster Area Industrial Revenue TOB	3.650%	5/1/25	16,145	16,145
[1]	Jackson County MO Appropriations Revenue TOB	3.700%	5/1/25	13,550	13,550
[1]	Jackson County MO Appropriations Revenue TOB	3.700%	5/1/25	10,000	10,000
[1]	Jacksonville FL General Fund Revenue TOB	3.650%	5/1/25	5,025	5,025
[1]	JEA FL Water & Sewer System Water Revenue TOB	3.650%	5/1/25	11,250	11,250
[1]	JEA Water & Sewer System Water Revenue TOB	3.650%	5/1/25	2,500	2,500
[1]	JEA Water & Sewer System Water Revenue TOB	3.650%	5/1/25	3,065	3,065
[1]	JEA Water & Sewer System Water Revenue TOB	3.640%	5/5/25	5,000	5,000
[1]	Jefferson Public Building Authority Intergovernmental Agreement Revenue TOB	3.670%	5/6/25	10,000	10,000
[1,3]	JPMorgan Chase Putters/Drivers Trust Revenue TOB	3.830%	5/1/25	8,630	8,630
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	2.850%	5/1/25	84,200	84,200
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.830%	5/1/25	12,825	12,825
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.930%	5/1/25	53,655	53,655
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.930%	5/1/25	25,000	25,000
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	3.930%	5/1/25	48,355	48,355
[1,3]	Kansas City IDA Intergovernmental Agreement Revenue TOB	3.700%	5/1/25	4,520	4,520
3

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,3]	Kansas City IDA Intergovernmental Agreement Revenue TOB	3.700%	5/1/25	8,055	8,055
[1,3]	Kansas Development Finance Authority Miscellaneous Revenue TOB	3.660%	5/1/25	1,575	1,575
[1,3,5]	Kentucky Bond Development Corp. Lease Revenue TOB	3.670%	5/1/25	12,380	12,380
[1,3]	Knott County KY Industrial Revenue PUT TOB	3.920%	5/1/25	40,000	40,000
[1,2]	Lamar Consolidated Independent School District GO TOB	2.500%	5/1/25	37,160	37,160
[1,4,5]	Lamar Consolidated Independent School District GO TOB	3.650%	5/1/25	5,250	5,250
[1]	Lamar Consolidated Independent School District GO TOB	3.660%	5/1/25	3,895	3,895
[1,4]	Lamar Consolidated Independent School District GO TOB	3.660%	5/1/25	3,105	3,105
[1]	Lansing Board of Water & Light Multiple Utility Revenue TOB	3.650%	5/1/25	8,120	8,120
[1,3]	Las Varas Public Facility Corp. Texas Multifamily Local or Guaranteed Housing Revenue TOB	2.570%	5/1/25	11,875	11,875
[1]	Las Vegas Valley Water District GO TOB	3.650%	5/1/25	5,615	5,615
[1,3]	Lee County FL Airport Port, Airport & Marina Revenue TOB	3.660%	5/1/25	3,425	3,425
[1,3]	Lee County FL Port, Airport & Marina Revenue TOB	3.700%	5/1/25	6,390	6,390
[1,3]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	2,855	2,855
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	3.670%	5/1/25	4,000	4,000
[1,3]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB	2.630%	5/1/25	40,835	40,835
[1,3]	Louisiana Public Facilities Authority Revenue TOB	2.630%	5/1/25	19,950	19,950
[1,2,3]	Lower Colorado River Authority Intergovernmental Agreement Revenue TOB	3.650%	5/1/25	6,265	6,265
[1]	Maine State Housing Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	5,500	5,500
[1]	Manatee County FL Public Utilities Revenue Water Revenue TOB	3.720%	5/1/25	6,665	6,665
[1]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	3,280	3,280
[1,3]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	21,270	21,270
[1,3]	Maricopa County IDA Local or Guaranteed Housing Revenue TOB	3.770%	5/1/25	13,500	13,500
[1,3]	Maricopa County IDA Multifamily Health, Hospital, Nursing Home Revenue TOB	3.770%	5/1/25	17,450	17,450
[1,3]	Maricopa County IDA Multifamily Local or Guaranteed Housing Revenue TOB	3.770%	5/1/25	18,695	18,695
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	3,050	3,050
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB	3.670%	5/1/25	2,480	2,480
[1]	Maryland State Stadium Authority Lease (Appropriation) Revenue TOB	3.650%	5/1/25	36,000	36,000
[1]	Maryland State Stadium Authority Lottery Revenue TOB	2.500%	5/1/25	22,380	22,380
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB	3.640%	5/1/25	8,000	8,000
[1,3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB	2.630%	5/1/25	79,385	79,385
[1,3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB	3.770%	5/1/25	17,200	17,200
[1]	Massachusetts Port Authority Port, Airport & Marina Revenue TOB	2.530%	5/1/25	6,640	6,640
[1]	Massachusetts School Building Authority Sales Tax Revenue TOB	3.650%	5/1/25	4,570	4,570
[1,4]	Medina Valley Independent School District GO TOB	3.650%	5/1/25	2,800	2,800
[1,4]	Medina Valley Independent School District GO TOB	3.660%	5/1/25	4,000	4,000
[1,2,3]	Metropolitan Government of Nashville & Davidson County TN Intergovernmental Agreement Revenue TOB	3.650%	5/1/25	21,770	21,770
[1,3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue TOB	3.680%	5/1/25	5,090	5,090
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.660%	5/1/25	5,500	5,500
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.670%	5/1/25	4,940	4,940
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.700%	5/1/25	3,350	3,350
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.720%	5/1/25	4,115	4,115
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.720%	5/1/25	6,300	6,300
[1,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB	3.660%	5/1/25	9,690	9,690
[1,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB	3.670%	5/1/25	1,685	1,685
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue TOB	2.600%	5/1/25	4,755	4,755
[1,3]	Miami-Dade County Educational Facilities Authority College & University Revenue TOB	3.650%	5/1/25	9,100	9,100
[1,3]	Miami-Dade County FL Aviation Port, Airport & Marina Revenue TOB	3.660%	5/1/25	5,000	5,000
[1,3]	Miami-Dade County FL Educational Facilities Authority College & University Revenue TOB	3.660%	5/1/25	14,705	14,705
[1,3,5]	Miami-Dade County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB	2.570%	5/1/25	10,295	10,295
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	2.500%	5/1/25	9,555	9,555
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.650%	5/1/25	5,000	5,000
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.650%	5/1/25	4,605	4,605
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.650%	5/1/25	2,500	2,500
[1]	Miami-Dade County FL Water & Sewer System Water Revenue TOB	2.500%	5/1/25	4,250	4,250
[1,5]	Miami-Dade County School Board GO TOB	3.670%	5/1/25	28,500	28,500
[1,3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB	3.700%	5/1/25	2,020	2,020
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB	2.600%	5/1/25	15,910	15,910
[1,3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB	3.700%	5/1/25	2,810	2,810
[1,3]	Michigan Finance Authority College & University Revenue Health, Hospital, Nursing Home Revenue TOB	2.530%	5/1/25	94,335	94,335
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	10,690	10,690
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	4,550	4,550
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	8,795	8,795
[1]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	1,250	1,250
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	2.530%	5/1/25	47,495	47,495
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.640%	5/1/25	7,760	7,760
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	7,500	7,500
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	14,270	14,270
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	6,150	6,150
[1]	Michigan State University College & University Revenue TOB	3.650%	5/1/25	2,500	2,500
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	2.500%	5/1/25	11,250	11,250
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	2.500%	5/1/25	16,125	16,125
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.650%	5/1/25	5,600	5,600
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.650%	5/1/25	14,250	14,250
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.650%	5/1/25	6,345	6,345
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.650%	5/1/25	5,000	5,000
[1,3]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue TOB	3.650%	5/1/25	3,115	3,115
[1]	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue TOB	3.650%	5/1/25	3,200	3,200
[1,3]	Middlesex County Improvement Authority Local or Guaranteed Housing Revenue TOB	3.740%	5/1/25	7,925	7,925
[1,3]	Middletown OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB	2.630%	5/1/25	32,270	32,270
[1]	Minnesota GO TOB	3.640%	5/1/25	3,400	3,400
[1]	Mississippi Home Corp. Local or Guaranteed Housing Revenue TOB	3.660%	5/1/25	5,200	5,200
[1,3]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	3,750	3,750
[1,3]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	46,795	46,795
[1,3]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	22,000	22,000
[1,3]	Missouri Health & Educational Facilities Authority Medical Research Facilities Health, Hospital, Nursing Home Revenue TOB	3.670%	5/1/25	56,000	56,000
[1,3]	Missouri Health & Educational Facilities Authority TOB	3.650%	5/1/25	21,500	21,500
[1]	Missouri Home Corp. Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	6,250	6,250
[1]	Missouri Housing Development Commission Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	7,140	7,140
[1]	Missouri Housing Development Commission Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	8,965	8,965
[1,3]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	3,285	3,285
[1,3]	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	12,475	12,475
[1]	Multnomah County OR School District No. 1 Portland GO TOB	3.650%	5/1/25	20,190	20,190
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	2.500%	5/1/25	55,775	55,775
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	2.500%	5/1/25	16,995	16,995
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	2,000	2,000
[1]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB	2.620%	5/1/25	41,000	41,000
[1,4]	New Braunfels Independent School District GO TOB	3.650%	5/1/25	3,750	3,750
[1,4]	New Caney Independent School District GO TOB	3.660%	5/1/25	4,000	4,000
[1,3]	New Hampshire Business Finance Authority TOB	3.650%	5/1/25	55,000	55,000
[1]	New Jersey Educational Facilities Authority College & University Revenue TOB	3.650%	5/1/25	3,300	3,300
[1,3]	New Jersey Higher Education Student Assistance Authority Student Loan Revenue TOB	3.680%	5/1/25	2,500	2,500
[1,3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB	2.700%	5/1/25	6,767	6,768
[1]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	4,015	4,015
[1,3]	New Jersey Housing & Mortgage Finance Agency Revenue TOB	3.720%	5/1/25	9,940	9,940
[1,3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB	3.660%	5/1/25	14,640	14,640
[1]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue TOB	3.660%	5/1/25	5,415	5,415
[1]	New York City Municipal Water & Sewer System Water Revenue TOB	3.650%	5/1/25	4,040	4,040
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB	2.600%	5/1/25	25,400	25,400
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.640%	5/1/25	2,500	2,500
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB	3.650%	5/1/25	50,000	50,000
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.650%	5/1/25	915	915
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.650%	5/1/25	18,955	18,955
[1,3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB	2.600%	5/1/25	7,200	7,200
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.650%	5/1/25	2,400	2,400
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.650%	5/1/25	4,445	4,445
[1,3]	New York NY GO TOB	2.600%	5/1/25	16,715	16,715
[1,3]	New York NY GO TOB	3.650%	5/1/25	34,375	34,375
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	3.670%	5/1/25	750	750
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.630%	5/1/25	7,500	7,500
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.650%	5/1/25	13,000	13,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.650%	5/1/25	1,835	1,835
[1,3]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	3.650%	5/1/25	21,800	21,800
[1,3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.570%	5/1/25	31,350	31,350
[1]	New York State Thruway Authority Income Tax Revenue TOB	3.650%	5/1/25	9,345	9,345
[1,3]	New York Transportation Development Corp. Special Facilities Revenue TOB	3.720%	5/1/25	12,840	12,840
[1,3]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	5,000	5,000
[1,3]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	11,415	11,415
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	2,700	2,700
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	3,750	3,750
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	6,585	6,585
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	3,500	3,500
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.660%	5/1/25	8,000	8,000
[1,4]	Northwest Independent School District GO TOB	3.650%	5/1/25	2,660	2,660
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	8,000	8,000
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	10,000	10,000
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	3,000	3,000
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	6,975	6,975
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	13,275	13,275
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	8,560	8,560
[1]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	3,615	3,615
[1,3]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	14,330	14,330
[1,8]	Oklahoma Turnpike Authority Highway Revenue TOB	2.500%	5/1/25	6,660	6,660
[1]	Oklahoma Water Resources Board Water Revenue TOB	2.500%	5/1/25	8,000	8,000
[1]	Oklahoma Water Resources Board Water Revenue TOB	3.650%	5/1/25	2,230	2,230
[1]	Omaha Public Power District Electric Power & Light Revenue PUT TOB	3.740%	5/1/25	7,960	7,960
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	2.500%	5/1/25	7,500	7,500
[1,2]	Omaha Public Power District Electric Power & Light Revenue TOB	2.520%	5/1/25	11,200	11,200
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	2.520%	5/1/25	9,260	9,260
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.640%	5/1/25	9,365	9,365
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.650%	5/1/25	5,365	5,365
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.670%	5/1/25	16,000	16,000
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.680%	5/1/25	4,490	4,490
[1]	Oregon City School District No. 62 GO TOB	3.660%	5/1/25	3,905	3,905
[1]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB	3.680%	5/1/25	375	375
[1]	Oregon Portland International Airport Port, Airport & Marina Revenue TOB	2.600%	5/1/25	4,000	4,000
[1]	Oregon Portland International Airport Port, Airport & Marina Revenue TOB	3.720%	5/1/25	8,155	8,155
[1]	Orlando Utilities Commission Water Revenue TOB	3.650%	5/1/25	4,000	4,000
[1,2,3]	Pennsylvania Economic Development Financing Authority Airport Port, Airport & Marina Revenue TOB	3.700%	5/1/25	11,370	11,370
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue TOB	3.650%	5/1/25	6,955	6,955
[1,3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	2,860	2,860
[1,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.570%	5/1/25	5,910	5,910
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	1,240	1,240
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	10,305	10,305
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	13,000	13,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	10,165	10,165
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	8,110	8,110
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	2,815	2,815
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.660%	5/1/25	7,280	7,280
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.660%	5/1/25	5,330	5,330
[1]	Pennsylvania State University College & University Revenue TOB	3.650%	5/1/25	3,200	3,200
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	2.500%	5/1/25	23,500	23,500
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.650%	5/1/25	2,680	2,680
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.650%	5/1/25	7,670	7,670
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.650%	5/1/25	3,390	3,390
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.650%	5/1/25	7,550	7,550
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.650%	5/1/25	6,855	6,855
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.650%	5/1/25	10,000	10,000
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB	2.500%	5/1/25	21,285	21,285
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB	3.650%	5/1/25	3,300	3,300
[1]	Pflugerville TX GO TOB	3.660%	5/1/25	14,715	14,715
[1,5]	Pflugerville TX GO TOB	3.670%	5/1/25	16,565	16,565
[1]	Philadelphia Authority Health, Hospital, Nursing Home Revenue TOB	2.500%	5/1/25	9,375	9,375
[1]	Philadelphia IDA Health, Hospital, Nursing Home Revenue TOB	2.500%	5/1/25	13,875	13,875
[1,3]	Philadelphia PA Airport Port, Airport & Marina Revenue TOB	3.660%	5/1/25	2,220	2,220
[1,2,3]	Philadelphia PA Water & Wastewater Water Revenue TOB	3.660%	5/1/25	8,800	8,800
[1,3]	PIMCO Flexible Municipal Income Fund TOB	2.850%	5/1/25	77,100	77,100
[1,3]	Pimco Municipal Income Fund TOB VRDP	3.930%	5/1/25	38,170	38,170
[1,3]	Pimco Municipal Income Fund TOB VRDP	3.930%	5/1/25	17,490	17,490
[1,3]	Pimco Municipal Income Fund TOB VRDP	3.930%	5/1/25	9,195	9,195
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB	3.650%	5/1/25	8,000	8,000
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB	3.650%	5/1/25	3,750	3,750
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.680%	5/1/25	4,220	4,220
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.680%	5/1/25	2,525	2,525
[1,3]	Port of Morrow OR GO PUT TOB	3.820%	5/1/25	23,750	23,750
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	2.600%	5/1/25	22,500	22,500
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	2.600%	5/1/25	4,240	4,240
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.660%	5/1/25	11,950	11,950
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.720%	5/1/25	10,500	10,500
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.720%	5/1/25	2,820	2,820
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.720%	5/1/25	4,190	4,190
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.720%	5/1/25	3,330	3,330
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.720%	5/1/25	3,970	3,970
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.760%	5/1/25	9,375	9,375
[1]	Port of Seattle Port, Airport & Marina Revenue TOB	3.720%	5/1/25	3,070	3,070
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.720%	5/1/25	2,580	2,580
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.720%	5/1/25	3,600	3,600
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	Princeton Independent School District GO TOB	3.640%	5/1/25	6,300	6,300
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	2.550%	5/1/25	7,500	7,500
[1,2,9]	Public Power Generation Agency GO TOB	4.360%	5/1/25	76,870	76,870
[1,4]	Quinlan Independent School District GO TOB	2.500%	5/1/25	4,300	4,300
[1,2]	Regional Transportation District Sales Tax Revenue TOB	3.650%	5/1/25	27,000	27,000
[1,2]	Regional Transportation District Sales Tax Revenue TOB	3.650%	5/1/25	22,205	22,205
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue TOB	3.650%	5/1/25	6,000	6,000
[1]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue TOB	3.680%	5/1/25	10,000	10,000
[1]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	4,495	4,495
[1]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	6,500	6,500
[1]	Rhode Island Infrastructure Bank State Revolving Fund Water Revenue TOB	2.530%	5/1/25	12,000	12,000
[1,4]	Royse City Independent School District GO TOB	3.650%	5/1/25	3,465	3,465
[1,4]	Royse City TX Independent School District GO TOB	3.660%	5/1/25	3,200	3,200
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.660%	5/1/25	2,220	2,220
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.660%	5/1/25	3,280	3,280
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.670%	5/1/25	3,500	3,500
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.700%	5/1/25	6,585	6,585
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB	3.650%	5/1/25	6,745	6,745
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB	3.650%	5/1/25	4,500	4,500
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	2.500%	5/1/25	3,750	3,750
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	2.500%	5/1/25	7,175	7,175
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	2.530%	5/1/25	6,250	6,250
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.650%	5/1/25	3,330	3,330
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.650%	5/1/25	6,650	6,650
[1,3]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	3.640%	5/1/25	3,500	3,500
[1]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB	3.650%	5/1/25	3,330	3,330
[1]	Seminole County FL Miscellaneous Revenue TOB	3.650%	5/1/25	4,675	4,675
[1]	Sherman TX GO TOB	3.670%	5/1/25	5,600	5,600
[1,4]	Smith County Chapel Hill Independent School District GO TOB	2.500%	5/1/25	5,935	5,935
[1]	South Broward Hospital District Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	4,620	4,620
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	2.440%	5/1/25	74,000	74,000
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	2.500%	5/1/25	26,300	26,300
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	12,000	12,000
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	9,270	9,270
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.700%	5/1/25	8,000	8,000
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB	3.650%	5/1/25	6,000	6,000
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	1,430	1,430
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.660%	5/1/25	4,100	4,100
[1]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	14,170	14,170
[1,3]	Southwestern Illinois Development Authority Lease Health, Hospital, Nursing Home Revenue TOB	2.530%	5/1/25	51,155	51,155
[1]	St. Johns County FL Water & Sewer Water Revenue TOB	2.500%	5/1/25	11,150	11,150
[1]	St. Louis MO Appropriations Revenue TOB	3.650%	5/1/25	10,640	10,640
[1,3]	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue TOB	2.700%	5/1/25	22,385	22,385
[1,3]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB	2.630%	5/1/25	9,345	9,345
[1,2]	Summit County Green Local School District Ad Valorem Property Tax Revenue TOB	3.740%	5/1/25	3,750	3,750
[1,3]	Tallahassee FL Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	2,595	2,595
[1,10]	Tampa Bay Water Revenue TOB	2.500%	5/1/25	10,080	10,080
[1]	Tampa FL Water & Wastewater System Water Revenue TOB	3.650%	5/1/25	5,755	5,755
[1,3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	3,000	3,000
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	2,745	2,745
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	7,475	7,475
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	2,260	2,260
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.670%	5/1/25	2,245	2,245
[1]	Tarrant County Hospital District GO TOB	3.650%	5/1/25	7,090	7,090
[1]	Tarrant County Hospital District GO TOB	3.650%	5/1/25	12,745	12,745
[1]	Tarrant County TX GO TOB	3.650%	5/1/25	3,440	3,440
[1]	Tarrant Regional Water District Texas Water Transmission Facilities Contract Intergovernmental Agreement Revenue TOB	2.500%	5/1/25	14,000	14,000
[1,3]	Tender Option Bond Trust Receipts/Certificates TOB	3.740%	5/1/25	9,520	9,520
[1]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue TOB	3.660%	5/1/25	10,320	10,320
[1]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue TOB	3.660%	5/1/25	4,000	4,000
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB	3.650%	5/1/25	17,125	17,125
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB	3.650%	5/1/25	6,700	6,700
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	2.500%	5/1/25	12,285	12,285
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	1,285	1,285
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	2,280	2,280
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	1,935	1,935
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Revenue Local or Guaranteed Housing Revenue TOB	2.500%	5/1/25	5,055	5,055
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Texas State University System College & University Revenue TOB	3.650%	5/1/25	3,750	3,750
[1]	Texas Water Development Board Miscellaneous Revenue TOB	3.650%	5/6/25	10,000	10,000
[1]	Texas Water Development Board Water Revenue TOB	2.500%	5/1/25	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB	3.640%	5/1/25	4,685	4,685
[1]	Texas Water Development Board Water Revenue TOB	3.640%	5/1/25	5,645	5,645
[1]	Texas Water Development Board Water Revenue TOB	3.650%	5/1/25	2,600	2,600
[1]	Texas Water Development Board Water Revenue TOB	3.650%	5/1/25	2,000	2,000
[1]	Texas Water Development Board Water Revenue TOB	3.650%	5/1/25	2,000	2,000
[1]	Texas Water Development Board Water Revenue TOB	3.650%	5/1/25	4,130	4,130
[1]	Texas Water Development Board Water Revenue TOB	3.660%	5/1/25	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB	3.660%	5/1/25	2,855	2,855
[1,3,5]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	2.570%	5/1/25	11,100	11,100
[1,3]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.740%	5/1/25	4,860	4,860
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	3.650%	5/1/25	3,050	3,050
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.500%	5/1/25	11,460	11,460
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.650%	5/1/25	5,335	5,335
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB	3.650%	5/1/25	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.650%	5/1/25	8,900	8,900
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.650%	5/1/25	11,110	11,110
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.650%	5/1/25	8,330	8,330
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.660%	5/1/25	8,550	8,550
[1]	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.640%	5/1/25	144,470	144,470
[1]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	4,300	4,300
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	3,740	3,740
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	9,130	9,130
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	3,300	3,300
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	3,955	3,955
[1]	Walton Industrial Building Authority Lease (Non-Terminable) Revenue (Walton County Jail Facility Project) TOB	3.670%	5/1/25	12,175	12,175
[1,3,5]	Warren County MS (Mississippi Lease Purchase Jail Project) COP TOB	3.650%	5/1/25	4,395	4,395
[1]	Washington & Multnomah Counties School District No. 48J Beaverton GO TOB	3.650%	5/1/25	2,665	2,665
[1]	Washington Ad Valorem Property Tax Revenue TOB	3.640%	5/1/25	3,200	3,200
[1]	Washington GO TOB	3.640%	5/1/25	5,300	5,301
[1]	Washington GO TOB	3.650%	5/1/25	1,675	1,675
[1]	Washington GO TOB	3.660%	5/1/25	5,500	5,500
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	11,870	11,870
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	5,505	5,505
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	3,910	3,910
[1]	Washington Metropolitan Area Transit Authority Appropriations Revenue TOB	3.650%	5/1/25	13,425	13,425
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	2.500%	5/1/25	15,000	15,000
[1]	Washington Metropolitan Area Transit Authority Dedicated Transit Revenue TOB	3.650%	5/1/25	15,295	15,295
[1]	Washington Metropolitan Area Transit Authority Port, Airport & Marina Revenue TOB	3.720%	5/1/25	3,250	3,250
[1]	Washington Metropolitan Area Transit Authority Revenue TOB	3.670%	5/1/25	3,000	3,000
[1]	Washington Metropolitan Area Transit Authority Transit Revenue TOB	3.660%	5/1/25	8,000	8,000
[1,3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue TOB	3.660%	5/1/25	12,025	12,025
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	7,995	7,995
[1,4]	Waxahachie TX Independent School District GO TOB	3.660%	5/1/25	4,740	4,740
[1,2,3]	Wildwood Utility Dependent District Water Revenue TOB	3.650%	5/1/25	3,590	3,590
[1,2,3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	9,900	9,900
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	2.520%	5/1/25	20,000	20,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.650%	5/1/25	4,000	4,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.650%	5/1/25	3,900	3,900
[1,3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.650%	5/1/25	4,000	4,000
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.670%	5/1/25	4,090	4,090
[1]	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	4,440	4,440
[1]	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	7,500	7,500
[1]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	9,690	9,690
[1,3,5]	Wyandotte County Unified School District No. 500 Kansas City GO TOB	3.650%	5/1/25	2,850	2,850
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	6,400	6,400
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB	3.650%	5/1/25	5,105	5,105
[1,4]	Ysleta Independent School District GO TOB	3.650%	5/1/25	2,665	2,665
Total Tender Option Bond (Cost $6,382,224)					6,382,224
Variable Rate Demand Note (55.7%)
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.350%	5/1/25	36,765	36,765
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.350%	5/1/25	27,215	27,215
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.570%	5/1/25	52,560	52,560
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.570%	5/1/25	27,875	27,875
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.570%	5/1/25	52,800	52,800
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.570%	5/1/25	18,620	18,620
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.570%	5/1/25	15,200	15,200
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.600%	5/1/25	30,440	30,440
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.750%	5/7/25	20,000	20,000
[3]	Allegheny County IDA Private Schools Revenue VRDO	3.600%	5/1/25	4,600	4,600
[3]	Allegheny County PA GO VRDO	3.600%	5/1/25	6,620	6,620
[3]	Allegheny County PA GO VRDO	3.600%	5/1/25	580	580
	Arizona Board of Regents College & University Revenue VRDO	2.800%	5/7/25	19,550	19,550
	Arizona Board of Regents College & University Revenue VRDO	2.800%	5/7/25	885	885
[1]	BlackRock California Municipal Income Trust VRDO VRDP	3.760%	5/1/25	67,000	67,000
[1]	BlackRock Municipal 2030 Target Term Trust VRDO VRDP	3.770%	5/1/25	217,500	217,500
	BlackRock MuniHoldings California Quality Fund Inc. VRDO VRDP	3.760%	5/1/25	203,000	203,000
[1]	BlackRock MuniHoldings New Jersey Quality Fund Inc. VRDP VRDO	3.780%	5/1/25	52,500	52,500
[1]	BlackRock MuniYield Quality Fund Inc. VRDO VRDP	3.780%	5/1/25	90,000	90,000
	Board of Regents of the University of Texas System College & University Revenue VRDO	3.570%	5/1/25	116,010	116,010
	Butler County General Authority Miscellaneous Revenue VRDO	3.600%	5/1/25	16,175	16,175
[3]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	5,475	5,475
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	5/1/25	11,690	11,690
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/1/25	77,250	77,250
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	2.800%	5/7/25	41,305	41,305
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.600%	5/1/25	29,700	29,700
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.600%	5/1/25	13,370	13,370
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.600%	5/1/25	20,000	20,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.600%	5/1/25	19,000	19,000
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	5/1/25	2,800	2,800
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	55,490	55,490
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/1/25	46,900	46,900
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/1/25	25,090	25,090
[3]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue VRDO	3.770%	5/1/25	11,695	11,695
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue VRDO	2.750%	5/7/25	16,450	16,450
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue VRDO	2.750%	5/7/25	3,440	3,440
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue VRDO	2.750%	5/7/25	10,085	10,085
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue VRDO	2.850%	5/7/25	33,550	33,550
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.550%	5/1/25	26,725	26,725
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.630%	5/1/25	14,015	14,015
[3]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	3.700%	5/1/25	9,355	9,355
[3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue (Pooled Financing Program) VRDO	3.700%	5/1/25	390	390
[3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.700%	5/1/25	7,020	7,020
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.500%	5/7/25	36,135	36,135
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/1/25	15,960	15,960
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/1/25	16,340	16,340
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/1/25	20,500	20,500
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/1/25	35,000	35,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/1/25	37,315	37,315
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/1/25	35,050	35,050
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.650%	5/1/25	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.650%	5/1/25	22,245	22,245
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.650%	5/1/25	47,580	47,580
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.660%	5/1/25	7,475	7,475
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	3.320%	5/1/25	8,405	8,405
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	5/7/25	68,150	68,150
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	5/7/25	5,520	5,520
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	5/7/25	83,000	83,000
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	2.750%	5/7/25	9,780	9,780
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	2.800%	5/7/25	29,245	29,245
[3]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	2.750%	5/7/25	15,520	15,520
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Park 7 at Minnesota Benning Project) VRDO	3.660%	5/1/25	39,525	39,525
[3]	District of Columbia Miscellaneous Revenue VRDO	3.600%	5/1/25	29,250	29,250
	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.660%	5/1/25	10,000	10,000
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	2.520%	5/1/25	78,900	78,900
[3]	Elkhart County IN Local or Guaranteed Housing Revenue VRDO	3.740%	5/1/25	5,725	5,725
[3]	Emmaus General Authority Miscellaneous Revenue VRDO	3.700%	5/1/25	18,855	18,855
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Inova Health System Project) VRDO	3.620%	5/1/25	34,470	34,470
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/1/25	54,650	54,650
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	20,040	20,040
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/1/25	22,300	22,300
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.600%	5/7/25	33,075	33,075
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.700%	5/7/25	32,740	32,740
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.700%	5/7/25	33,075	33,075
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	2.750%	5/7/25	102,500	102,500
[3]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	3.650%	5/1/25	95,985	95,985
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.320%	5/1/25	10,995	10,995
[3]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	2,905	2,905
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	14,320	14,320
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.650%	5/7/25	13,315	13,315
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.770%	5/7/25	20,915	20,915
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.800%	5/7/25	19,775	19,775
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	7,315	7,315
[3]	Harrisonburg Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.750%	5/7/25	20,000	20,000
	Hennepin County MN GO VRDO	3.560%	5/1/25	46,160	46,160
	Hennepin County MN GO VRDO	3.580%	5/1/25	46,245	46,245
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	30,500	30,500
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	95,105	95,105
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	8,170	8,170
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/1/25	11,630	11,630
[3]	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.880%	5/7/25	5,400	5,400
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project) VRDO	2.650%	5/7/25	13,625	13,625
[3]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.740%	5/1/25	8,200	8,200
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.350%	5/1/25	58,795	58,795
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.350%	5/1/25	34,385	34,385
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.350%	5/1/25	49,300	49,300
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.350%	5/1/25	15,955	15,955
[3]	Howard County Housing Commission Local or Guaranteed Housing Revenue VRDO	3.600%	5/1/25	24,140	24,140
[3]	Illinois Development Finance Authority College & University Revenue VRDO	3.750%	5/1/25	3,100	3,100
[3]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	2.900%	5/7/25	62,200	62,200
[3]	Illinois Development Finance Authority Recreational Revenue VRDO	3.800%	5/1/25	15,950	15,950
[3]	Illinois Educational Facilities Authority Recreational Revenue VRDO	2.750%	5/7/25	17,375	17,375
[3]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	3.620%	5/1/25	4,945	4,945
	Illinois Finance Authority College & University Revenue VRDO	2.680%	5/7/25	132,240	132,240
[3]	Illinois Finance Authority College & University Revenue VRDO	2.750%	5/7/25	25,000	25,000
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	2,000	2,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	5/7/25	60,600	60,600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	5/7/25	7,300	7,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.750%	5/7/25	75,940	75,940
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.320%	5/7/25	18,800	18,800
[3]	Illinois Finance Authority Miscellaneous Revenue VRDO	3.590%	5/1/25	50,375	50,375
[3]	Illinois Finance Authority Private Schools Revenue (Catherine Cook School Project) VRDO	2.950%	5/7/25	2,800	2,800
[3]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	3.800%	5/1/25	14,300	14,300
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.600%	5/1/25	43,215	43,215
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.700%	5/1/25	10,450	10,450
[3]	Illinois Finance Authority Recreational Revenue VRDO	2.750%	5/7/25	19,000	19,000
[3]	Illinois Finance Authority Telecom Revenue (WBEZ Alliance Inc. Project) VRDO	3.600%	5/1/25	15,425	15,425
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.600%	5/1/25	8,410	8,410
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.650%	5/7/25	29,900	29,900
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.750%	5/7/25	40,000	40,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.750%	5/7/25	35,000	35,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.750%	5/7/25	50,000	50,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.800%	5/7/25	14,590	14,590
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.900%	5/7/25	23,815	23,815
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.320%	5/1/25	76,040	76,040
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	5/7/25	36,185	36,185
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	5/7/25	54,165	54,165
[3]	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	8,955	8,955
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	5/7/25	1,350	1,350
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	5/7/25	35,000	35,000
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.570%	5/1/25	15,280	15,280
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.620%	5/1/25	14,800	14,800
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.620%	5/1/25	11,500	11,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	19,500	19,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	19,750	19,750
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.650%	5/1/25	16,110	16,110
[3]	Kansas City MO Special Obligation Revenue VRDO	2.780%	5/7/25	51,660	51,660
[3]	King County Housing Authority Local or Guaranteed Housing Revenue VRDO	3.630%	5/1/25	14,905	14,905
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.650%	5/7/25	14,740	14,740
	Loudoun County Economic Development Authority Industrial Revenue VRDO	2.650%	5/7/25	71,825	71,825
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.650%	5/7/25	60,235	60,235
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.750%	5/7/25	37,125	37,125
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.750%	5/7/25	55,540	55,540
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.280%	5/7/25	59,400	59,400
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	3.590%	5/1/25	14,870	14,870
[3]	Louisiana Public Facilities Authority Local or Guaranteed Housing Revenue VRDO	3.710%	5/1/25	4,425	4,425
[3]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	2.750%	5/7/25	4,000	4,000
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	3.690%	5/1/25	28,000	28,000
	Maryland Economic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.750%	5/7/25	62,125	62,125
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	2.650%	5/7/25	62,985	62,985
[3]	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Pooled Loan Program) VRDO	3.320%	5/7/25	24,700	24,700
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	3.320%	5/1/25	43,765	43,765
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	10,485	10,485
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	5,550	5,550
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.570%	5/1/25	42,975	42,975
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.300%	5/1/25	7,085	7,085
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.680%	5/1/25	2,800	2,800
[3]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.690%	5/1/25	3,100	3,100
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.650%	5/1/25	85,165	85,165
[3]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	2.620%	5/7/25	17,900	17,900
	Massachusetts Water Resources Authority Water Revenue VRDO	3.000%	5/7/25	15,870	15,870
[3]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	3.600%	5/1/25	24,430	24,430
[3]	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue VRDO	3.600%	5/1/25	24,775	24,775
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	2.500%	5/1/25	46,700	46,700
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	2.500%	5/1/25	51,950	51,950
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.600%	5/1/25	50,950	50,950
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.600%	5/1/25	50,410	50,410
[3]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	3.620%	5/1/25	4,750	4,750
[3]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	3.670%	5/1/25	28,320	28,320
[3]	Miami-Dade County FL Recreational Revenue VRDO	3.620%	5/1/25	30,200	30,200
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.650%	5/1/25	32,460	32,460
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.740%	5/7/25	4,800	4,800
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.800%	5/7/25	36,765	36,765
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.800%	5/7/25	2,985	2,985
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.800%	5/7/25	16,420	16,420
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.820%	5/7/25	18,780	18,780
[3]	Michigan Strategic Fund Recreational Revenue (Henry Ford Museum & Greenfield Village Project) VRDO	3.600%	5/1/25	29,400	29,400
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	15,510	15,510
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	5,395	5,395
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	6,545	6,545
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.700%	5/1/25	25,595	25,595
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.500%	5/1/25	63,000	63,000
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.500%	5/1/25	5,945	5,945
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	2.500%	5/1/25	13,200	13,200
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.500%	5/1/25	17,050	17,050
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.660%	5/7/25	14,555	14,555
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.660%	5/7/25	28,875	28,875
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.800%	5/7/25	36,715	36,715
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.800%	5/7/25	60,125	60,125
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.800%	5/7/25	15,200	15,200
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	5/1/25	1,430	1,430
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.570%	5/1/25	13,600	13,600
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	63,150	63,150
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	22,615	22,615
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.620%	5/1/25	37,890	37,890
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/25	10,835	10,835
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.660%	5/7/25	3,725	3,725
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	5/7/25	44,685	44,685
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	5/7/25	44,300	44,300
	Nassau County IDA College & University Revenue VRDO	2.450%	5/1/25	11,110	11,110
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.900%	5/7/25	31,445	31,445
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.900%	5/7/25	20,000	20,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.900%	5/7/25	22,975	22,975
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.950%	5/7/25	11,605	11,605
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.950%	5/7/25	12,165	12,165
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.950%	5/7/25	14,845	14,845
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	34,690	34,690
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.550%	5/1/25	10,135	10,135
[11]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.600%	5/1/25	58,065	58,065
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.600%	5/1/25	22,970	22,970
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	18,600	18,600
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	35,000	35,000
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	5/7/25	33,475	33,475
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	5/7/25	8,100	8,100
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	5/7/25	3,000	3,000
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.400%	5/7/25	11,740	11,740
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.500%	5/1/25	27,410	27,410
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.500%	5/1/25	4,275	4,275
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.500%	5/1/25	14,800	14,800
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.500%	5/1/25	16,630	16,630
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.500%	5/1/25	5,675	5,675
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.550%	5/1/25	3,575	3,575
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.550%	5/1/25	5,255	5,255
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.600%	5/1/25	52,825	52,825
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.600%	5/1/25	43,145	43,145
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.600%	5/1/25	13,550	13,550
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.600%	5/1/25	31,610	31,610
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.620%	5/1/25	34,880	34,880
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.500%	5/1/25	11,940	11,940
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.600%	5/1/25	35,795	35,795
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.600%	5/1/25	37,250	37,250
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	2.500%	5/1/25	5,300	5,300
[3]	New York City Transitional Finance Authority Income Tax Revenue VRDO	3.550%	5/1/25	62,300	62,300
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.750%	5/7/25	28,430	28,430
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.800%	5/7/25	8,000	8,000
[3]	New York NY GO VRDO	2.500%	5/1/25	8,300	8,300
	New York NY GO VRDO	2.500%	5/1/25	84,945	84,945
	New York NY GO VRDO	2.500%	5/1/25	12,825	12,825
	New York NY GO VRDO	2.550%	5/1/25	12,000	12,000
	New York NY GO VRDO	2.550%	5/1/25	4,900	4,900
[3]	New York NY GO VRDO	2.600%	5/1/25	43,700	43,700
[3]	New York NY GO VRDO	3.600%	5/1/25	36,375	36,375
[3]	New York NY GO VRDO	3.600%	5/1/25	22,415	22,415
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.650%	5/7/25	26,100	26,100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.650%	5/7/25	8,090	8,090
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.800%	5/7/25	16,225	16,225
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.800%	5/7/25	29,790	29,790
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	5/7/25	19,600	19,600
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	5/7/25	16,600	16,600
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.330%	5/7/25	27,800	27,800
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.410%	5/7/25	24,000	24,000
[3,8]	North Carolina Capital Facilities Finance Agency Local or Guaranteed Housing Revenue (The NCA&T University Foundation LLC Project) VRDO	3.600%	5/1/25	8,410	8,410
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.800%	5/7/25	12,820	12,820
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) VRDO	3.620%	5/1/25	20,740	20,740
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	3.630%	5/1/25	8,685	8,685
	Northampton County General Purpose Authority College & University Revenue VRDO	3.620%	5/1/25	35,335	35,335
	Northampton County General Purpose Authority College & University Revenue VRDO	3.630%	5/1/25	20,990	20,990
[1]	Nuveen Municipal Credit Income Fund VRDO VRDP	3.780%	5/1/25	126,000	126,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.670%	5/1/25	25,200	25,200
	Ohio GO VRDO	2.750%	5/7/25	7,965	7,965
	Ohio GO VRDO	2.750%	5/7/25	10,285	10,285
[3]	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.750%	5/7/25	24,375	24,375
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	4,600	4,600
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	2.700%	5/7/25	21,600	21,600
	Ohio Lease (Appropriation) Revenue VRDO	2.700%	5/7/25	13,000	13,000
	Ohio Lease (Appropriation) Revenue VRDO	2.750%	5/7/25	32,380	32,380
	Ohio Lease (Appropriation) Revenue VRDO	2.750%	5/7/25	69,225	69,225
	Ohio Special Obligation Revenue VRDO	2.750%	5/7/25	26,345	26,345
	Ohio State University College & University Revenue VRDO	2.750%	5/7/25	124,820	124,820
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	2.500%	5/1/25	19,995	19,995
	Oregon GO VRDO	2.800%	5/7/25	11,160	11,160
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.640%	5/1/25	15,000	15,000
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.650%	5/1/25	13,140	13,140
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program) VRDO	3.700%	5/1/25	35,365	35,365
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	41,000	41,000
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.640%	5/1/25	10,085	10,085
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.650%	5/1/25	33,600	33,600
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	2.880%	5/7/25	89,305	89,305
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.320%	5/7/25	10,000	10,000
[3]	Palm Beach County FL Industrial Revenue VRDO	3.630%	5/1/25	4,300	4,300
[3]	Pennsylvania Economic Development Financing Authority Water Revenue (Various Refunding York Water Co. Project) VRDO	3.670%	5/1/25	12,000	12,000
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	30,000	30,000
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	5/7/25	51,100	51,100
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.800%	5/7/25	11,000	11,000
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.620%	5/1/25	42,365	42,365
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.620%	5/1/25	2,500	2,500
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.620%	5/1/25	82,390	82,390
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.620%	5/1/25	14,550	14,550
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.620%	5/1/25	6,100	6,100
[3]	Philadelphia IDA Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	3.620%	5/1/25	2,970	2,970
[3]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	3.730%	5/1/25	14,615	14,615
[3]	Quad Cities Regional Economic Development Authority College & University Revenue VRDO	3.650%	5/1/25	8,000	8,000
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	2.950%	5/7/25	6,500	6,500
[3]	Rhode Island Health & Educational Building Corp. College & University Revenue VRDO	2.750%	5/7/25	21,350	21,350
[3]	Rochester MN Local or Guaranteed Housing Revenue (Bella Grove Apartments Project) VRDO	3.740%	5/1/25	3,555	3,555
[3]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue (Northview Apartments Projects) VRDO	3.740%	5/1/25	16,880	16,880
[3]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue (Northview Apartments Projects) VRDO	3.840%	5/1/25	3,105	3,105
	Shelby County TN GO VRDO	3.350%	5/1/25	87,500	87,500
[3]	South Carolina Jobs-Economic Development Authority Industrial Revenue VRDO	3.650%	5/1/25	34,555	34,555
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	11,300	11,300
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue VRDO	3.640%	5/1/25	3,895	3,895
[3]	St. Paul Minnesota Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	3.590%	5/1/25	3,290	3,290
[3]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	3.700%	5/1/25	8,520	8,520
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.580%	5/1/25	58,930	58,930
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	59,785	59,785
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.800%	5/7/25	23,900	23,900
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.850%	5/7/25	47,895	47,895
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.900%	5/7/25	14,930	14,930
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.900%	5/7/25	15,920	15,920
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/1/25	13,600	13,600
[3]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.660%	5/1/25	4,945	4,945
[3]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue VRDO	3.730%	5/1/25	6,800	6,800
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	3.640%	5/1/25	42,000	42,000
	Texas GO VRDO	2.840%	5/7/25	17,780	17,780
	Texas GO VRDO	2.850%	5/7/25	19,675	19,675
	Texas GO VRDO	2.880%	5/7/25	17,360	17,360
	Texas GO VRDO	2.880%	5/7/25	9,500	9,500
	Texas GO VRDO	2.900%	5/7/25	144,340	144,340
	Texas GO VRDO	2.900%	5/7/25	26,570	26,570
	Texas GO VRDO	2.900%	5/7/25	47,870	47,870
	Texas GO VRDO	2.900%	5/7/25	17,315	17,315
	Texas GO VRDO	2.900%	5/7/25	4,750	4,750
	Texas GO VRDO	2.900%	5/7/25	9,330	9,330
	Texas GO VRDO	2.900%	5/7/25	2,100	2,100
	Texas GO VRDO	2.900%	5/7/25	50,550	50,550
	Texas GO VRDO	2.900%	5/7/25	1,385	1,385
	Texas GO VRDO	2.900%	5/7/25	10,875	10,875
[3]	Texas GO VRDO	2.900%	5/7/25	50,825	50,825
	Texas GO VRDO	2.900%	5/7/25	218,300	218,300
	Texas GO VRDO	2.900%	5/7/25	42,000	42,000
	Texas GO VRDO	3.320%	5/7/25	22,755	22,755
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.500%	5/1/25	12,000	12,000
[3]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	3.610%	5/1/25	41,150	41,150
[3]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.650%	5/7/25	30,000	30,000
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/25	40,000	40,000
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	5/7/25	4,700	4,700
[3]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	5/1/25	5,900	5,900
	University of Michigan College & University Revenue VRDO	3.500%	5/1/25	15,725	15,725
	University of Michigan College & University Revenue VRDO	3.500%	5/1/25	9,020	9,020
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	3.630%	5/1/25	10,335	10,335
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.800%	5/7/25	33,375	33,375
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.800%	5/7/25	19,900	19,900
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.800%	5/7/25	57,140	57,140
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	2.740%	5/7/25	17,545	17,545
[3]	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project) VRDO	3.650%	5/1/25	2,130	2,130
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Reserve at Seatac Appartements Project) VRDO	3.650%	5/7/25	29,900	29,900
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Urban Center Apartments Project) VRDO	3.650%	5/7/25	28,100	28,100
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	14,500	14,500
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.650%	5/7/25	11,940	11,940
[1]	Western Asset Intermediate Municipal Fund Inc. VRDO VRDP	3.780%	5/1/25	18,200	18,200
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	3.780%	5/1/25	124,575	124,575
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	3.780%	5/1/25	53,900	53,900
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	34,350	34,350
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	24,295	24,295
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	18,325	18,325
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	20,375	20,375
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	39,890	39,890
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	14,500	14,500
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	3.630%	5/1/25	22,300	22,300
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	3.570%	5/1/25	9,350	9,350
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	22,700	22,700
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	21,000	21,000
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	32,800	32,800
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.620%	5/1/25	9,000	9,000
Total Variable Rate Demand Note (Cost $10,565,680)					10,565,680
Other Municipal Security (4.7%)
	Alamo Community College District GO	5.000%	8/15/25	8,255	8,303
	Bedford City School District GO	4.500%	9/4/25	28,000	28,146
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/28/25	32,000	32,019
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.000%	10/16/25	30,686	30,821
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.250%	12/11/25	15,000	15,092
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Government Leasing Program)	4.500%	8/5/25	5,000	5,014
	Colorado State Education Loan Program Intergovernmental Agreement Revenue	5.000%	6/30/25	75,000	75,260
	Colorado State Education Loan Program Intergovernmental Agreement Revenue TRAN	5.000%	6/30/25	13,000	13,034
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	9,095	9,123
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	30,320	30,488
[12]	Connecticut GO	5.000%	12/1/25	12,500	12,618
[12]	Connecticut GO	5.000%	3/15/26	2,500	2,536
	Denver City & County School District No. 1 GO	5.000%	12/1/25	10,690	10,823
	Denver City & County School District No. 1 GO	5.000%	12/1/25	4,410	4,465
	Essex County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	6/18/25	45,280	45,367
	Farmingdale Union Free School District GO	4.000%	5/30/25	6,750	6,754
[12]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.125%	8/1/25	20,995	20,995
	Greenville County School District GO	5.000%	6/24/25	25,000	25,074
	Half Hollow Hills Central School District GO	4.000%	6/24/25	11,250	11,263
	Hamilton OH BAN GO	4.000%	12/17/25	4,320	4,344
[13]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	5/1/25	13,885	13,885
[13]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	5/1/25	26,760	26,760
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	4.500%	7/11/25	25,000	25,045
[12]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.125%	8/1/25	14,750	14,750
[13]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.920%	5/1/25	6,450	6,450
	Ithaca City School District BAN GO	4.500%	7/11/25	26,605	26,648
[13]	Kent Hospital Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	3.870%	5/1/25	38,825	38,825
	Lake County OH GO	4.000%	9/24/25	7,000	7,023
	Longwood Central School District Suffolk County GO	4.000%	6/18/25	31,000	31,038
	Los Angeles CA General Fund Revenue TRAN	5.000%	6/26/25	22,500	22,553
	Mercer County NJ BAN GO	4.000%	3/31/26	25,000	25,263
14

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	8/1/25	1,280	1,287
	Minnesota GO	5.000%	8/1/25	5,000	5,021
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.580%	7/1/25	7,500	7,500
	Piscataway NJ BAN GO	4.000%	10/31/25	28,424	28,566
	Regional School Unit No. 14 BAN GO	5.000%	5/15/25	41,000	41,020
[12]	South Carolina Association of Governmental Organizations COP	5.000%	3/2/26	49,992	50,742
	Springfield OH BAN GO	3.625%	3/25/26	5,880	5,910
	Union County NJ BAN GO	5.000%	6/13/25	25,800	25,843
	University of Colorado College & University Revenue	5.000%	6/1/25	5,000	5,006
	Washington GO	5.000%	7/1/25	5,060	5,075
	Washington GO	5.000%	7/1/25	19,245	19,303
	West Windsor Township NJ BAN GO	4.000%	10/29/25	28,800	28,946
	Woodbridge NJ BAN GO	4.000%	3/13/26	2,114	2,135
	Woodbridge Township NJ BAN GO	4.000%	10/10/25	25,000	25,112
Total Other Municipal Security (Cost $881,245)					881,245
Non-Financial Company Commercial Paper (4.8%)
	Board of Regents of the University of Texas System CP	2.940%	5/1/25	5,000	5,000
	Board of Regents of the University of Texas System CP	2.900%	5/8/25	25,000	25,000
	Board of Regents of the University of Texas System CP	3.150%	5/12/25	7,000	7,000
	Board of Regents of the University of Texas System CP	3.180%	5/13/25	12,500	12,500
	Board of Regents of the University of Texas System CP	2.950%	5/14/25	12,500	12,500
	Board of Regents of the University of Texas System CP	2.880%	5/20/25	19,300	19,300
	Board of Regents of the University of Texas System CP	2.920%	6/11/25	25,000	25,000
	Board of Regents of the University of Texas System CP	2.940%	6/11/25	2,000	2,000
	Board of Regents of the University of Texas System CP	2.940%	6/12/25	10,000	10,000
	Board of Regents of the University of Texas System CP	2.940%	6/16/25	8,000	8,000
	Board of Regents of the University of Texas System CP	2.940%	6/17/25	4,063	4,063
	Board of Regents of the University of Texas System CP	2.950%	6/18/25	12,500	12,500
	Board of Regents of the University of Texas System CP	2.880%	6/24/25	25,000	25,000
	Board of Regents of the University of Texas System CP	2.850%	6/26/25	16,665	16,665
	Board of Regents of the University of Texas System CP	2.880%	7/1/25	12,500	12,500
	Board of Regents of the University of Texas System CP	2.900%	7/2/25	25,000	25,000
	Board of Regents of the University of Texas System CP	2.940%	7/3/25	12,500	12,500
	Board of Regents of the University of Texas System CP	2.900%	7/9/25	20,000	20,000
	Board of Regents of the University of Texas System CP	2.890%	7/23/25	13,000	13,000
	Board of Regents of the University of Texas System CP	2.860%	8/20/25	25,000	25,000
	Board of Regents of the University of Texas System CP	3.370%	9/30/25	7,492	7,492
	Dallas Texas Area Rapid Transit Sales Tax Revenue CP	3.200%	7/24/25	16,599	16,599
	El Paso Texas Water & Sewer Revenue CP	3.050%	6/20/25	23,250	23,250
	El Paso Texas Water & Sewer Revenue CP	3.050%	6/20/25	25,000	25,000
	El Paso Texas Water & Sewer Revenue CP	3.050%	6/20/25	66,000	66,000
	El Paso TX Municipal Drainage Utility System Revenue CP	4.000%	7/10/25	20,000	20,000
	Fort Bend TX Independent School District CP	2.970%	5/23/25	20,000	20,000
	Maricopa County AZ CP	2.880%	7/9/25	27,000	27,000
	Nashville & Davidson County TN Metropolitan Government CP	3.000%	6/3/25	50,000	50,000
	Nashville & Davidson County TN Metropolitan Government CP	3.450%	6/12/25	19,900	19,900
	New Jersey Infrastructure Bank CP	2.950%	6/24/25	25,000	25,000
	North Texas Municipal Water District CP	2.980%	5/2/25	25,335	25,335
	North Texas Municipal Water District CP	2.980%	5/2/25	78,000	78,000
	Omaha Public Power District CP	2.890%	6/11/25	15,000	15,000
	Pennsylvania Higher Educational Facilities Authority CP	3.050%	5/14/25	8,330	8,330
	San Antonio TX CP	3.400%	5/15/25	25,760	25,760
	Texas State University System CP	3.000%	6/24/25	35,607	35,607
	University of Michigan Regents CP	3.350%	5/28/25	11,580	11,580
	University of North Texas System CP	2.960%	5/6/25	16,483	16,483
	University of North Texas System CP	3.050%	5/13/25	19,258	19,258
	University of North Texas System CP	3.100%	5/15/25	20,000	20,000
	University Texas Permanent University Fund CP	3.120%	6/17/25	5,000	5,000
	University Texas Permanent University Fund CP	3.120%	6/17/25	15,000	15,000
	University Texas Permanent University Fund CP	2.920%	6/24/25	25,000	25,000
15

Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin CP	3.300%	5/14/25	22,104	22,104
Total Non-Financial Company Commercial Paper (Cost $915,226)				915,226
Total Investments (98.9%) (Cost $18,744,375)				18,744,375
Other Assets and Liabilities—Net (1.1%)				215,059
Net Assets (100%)				18,959,434
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $7,157,099, representing 37.7% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
13	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Municipal Money Market Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $18,744,375)	18,744,375
Investment in Vanguard	492
Cash	726
Receivables for Investment Securities Sold	191,568
Receivables for Accrued Income	108,498
Receivables for Capital Shares Issued	71,107
Other Assets	4,061
Total Assets	19,120,827
Liabilities
Payables for Investment Securities Purchased	115,774
Payables for Capital Shares Redeemed	37,636
Payables for Distributions	7,148
Payables to Vanguard	835
Total Liabilities	161,393
Net Assets	18,959,434
At April 30, 2025, net assets consisted of:

Paid-in Capital	18,959,241
Total Distributable Earnings (Loss)	193
Net Assets	18,959,434

Net Assets
Applicable to 18,956,781,492 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,959,434
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
17

Municipal Money Market Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest	265,025
Total Income	265,025
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,822
Management and Administrative	7,943
Marketing and Distribution	763
Custodian Fees	105
Shareholders’ Reports and Proxy Fees	37
Trustees’ Fees and Expenses	5
Other Expenses	7
Total Expenses	11,682
Expenses Paid Indirectly	(105)
Net Expenses	11,577
Net Investment Income	253,448
Realized Net Gain (Loss) on Investment Securities Sold	69
Net Increase (Decrease) in Net Assets Resulting from Operations	253,517

See accompanying Notes, which are an integral part of the Financial Statements.
18

Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	253,448	583,908
Realized Net Gain (Loss)	69	11
Change in Unrealized Appreciation (Depreciation)	—	(121)
Net Increase (Decrease) in Net Assets Resulting from Operations	253,517	583,798
Distributions
Total Distributions	(253,396)	(584,160)
Capital Share Transactions (at $1.00 per share)
Issued	8,493,863	13,435,331
Issued in Lieu of Cash Distributions	215,725	497,979
Redeemed	(7,796,693)	(13,446,603)
Net Increase (Decrease) from Capital Share Transactions	912,895	486,707
Total Increase (Decrease)	913,016	486,345
Net Assets
Beginning of Period	18,046,418	17,560,073
End of Period	18,959,434	18,046,418

See accompanying Notes, which are an integral part of the Financial Statements.
19

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0142	.0332	.0302	.0066	.0001	.007
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	.0001	—	—
Total from Investment Operations	.0142	.0332	.0302	.0067	.0001	.007
Distributions
Dividends from Net Investment Income	(.0142)	(.0332)	(.0302)	(.0066)	(.0001)	(.007)
Distributions from Realized Capital Gains	—	(.0000)[2]	(.0000)[2]	(.0001)	—	—
Total Distributions	(.0142)	(.0332)	(.0302)	(.0067)	(.0001)	(.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.42%	3.38%	3.06%	0.67%	0.01%	0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,959	$18,046	$17,560	$16,592	$15,683	$17,736
Ratio of Total Expenses to Average Net Assets[4]	0.13%[5]	0.15%[5]	0.15%[5]	0.13%[5]	0.08%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.86%	3.32%	3.02%	0.66%	0.01%	0.68%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for the year ended October 31, 2022, and 0.15% for the year ended 2021. For the six months ended April 30, 2025, and the years ended 2024, 2023, and 2020, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%, 0.15%, 0.15%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $492,000, representing less than 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $105,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
21

Municipal Money Market Fund
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	18,744,375
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $506,960,000 and sales were $716,510,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q452 062025
22

Financial Statements
For the six-months ended April 30, 2025
Vanguard Tax-Exempt Bond Index Fund

Contents
Financial Statements	1

Tax-Exempt Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.7%)
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/42	30	31
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	11,395	11,677
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	22,210	22,760
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/29	4,000	4,325
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/31	4,000	4,437
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	6,500	7,317
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/35	3,465	3,914
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	415	417
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	1,345	1,378
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	3,275	3,341
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	1,775	1,850
Alabama GO	5.000%	8/1/27	715	732
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,940	1,956
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	2,655	2,784
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	4,205	4,482
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	2,280	2,467
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	1,500	1,645
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	1,215	1,324
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	5,025	5,429
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	5,470	5,888
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	2,545	2,728
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	15,885	15,833
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	1,075	1,142
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	240	235
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/39	5,200	5,479
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,695	4,540
Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/27	2,175	2,184
Auburn University College & University Revenue	5.000%	6/1/28	435	443
Auburn University College & University Revenue	5.000%	6/1/43	40	41
Auburn University College & University Revenue	5.000%	6/1/55	3,000	3,101
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	8,300	8,569
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/43	245	224
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,320
Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	4,571
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/49	1,500	1,533
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/54	1,250	1,272
Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/56	500	476
Huntsville AL Water Revenue, Prere.	4.000%	5/1/25	1,150	1,150
Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,165	3,195
Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	508
Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	7,507
Jefferson County AL Sewer Revenue	5.000%	10/1/27	910	945
Jefferson County AL Sewer Revenue	5.000%	10/1/28	1,405	1,476
Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,650	1,750
Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,935	3,140
Jefferson County AL Sewer Revenue	5.000%	10/1/31	4,210	4,537
Jefferson County AL Sewer Revenue	5.000%	10/1/32	3,220	3,488
Jefferson County AL Sewer Revenue	5.000%	10/1/33	3,005	3,265
Jefferson County AL Sewer Revenue	5.000%	10/1/34	2,730	2,949
Jefferson County AL Sewer Revenue	5.000%	10/1/35	2,885	3,097
Jefferson County AL Sewer Revenue	5.000%	10/1/36	2,500	2,664
Jefferson County AL Sewer Revenue	5.000%	10/1/37	5,535	5,857
Jefferson County AL Sewer Revenue	5.000%	10/1/38	2,115	2,228
Jefferson County AL Sewer Revenue	5.000%	10/1/39	2,930	3,045
Jefferson County AL Sewer Revenue	5.250%	10/1/40	1,260	1,322
Jefferson County AL Sewer Revenue	5.250%	10/1/41	6,280	6,542
Jefferson County AL Sewer Revenue	5.250%	10/1/42	4,855	5,047
Jefferson County AL Sewer Revenue	5.250%	10/1/43	3,100	3,204
Jefferson County AL Sewer Revenue	5.250%	10/1/44	3,750	3,861
Jefferson County AL Sewer Revenue	5.250%	10/1/45	4,085	4,189
1

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	21,910	22,092
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	28,000	28,658
	University of Alabama College & University Revenue	3.500%	7/1/42	410	343
	University of Alabama College & University Revenue	4.000%	7/1/54	3,695	3,224
					271,128
Alaska (0.0%)
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/52	5,000	4,521
Arizona (1.2%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	3,031
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	3,010	3,048
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,203
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	373
	Arizona COP, ETM	5.000%	10/1/25	8,530	8,590
	Arizona COP, ETM	5.000%	10/1/27	1,885	1,972
	Arizona COP, ETM	5.000%	10/1/28	2,610	2,776
	Arizona COP, ETM	5.000%	10/1/29	830	896
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,035	5,046
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	2,725	2,787
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	1,560	1,655
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	5,185	5,648
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	3,525	3,889
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/34	3,925	3,977
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.450%	5/1/25	3,160	3,160
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10,000	10,014
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	5,190	5,399
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	4,030	4,233
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/48	2,000	2,029
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/53	2,000	2,014
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/54	3,000	2,935
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/51	4,430	3,700
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/61	6,000	4,787
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,060
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	840	859
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	445	463
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	435	460
	Arizona Lottery Revenue, ETM	5.000%	7/1/29	1,035	1,111
	Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,078
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	480	480
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	1,770	1,774
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,935	15,221
	Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,028
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	350	345
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/33	15	14
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	10,845	10,992
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	830	831
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	3,560	3,561
	Phoenix AZ GO	4.000%	7/1/25	1,225	1,225
	Phoenix AZ GO	5.000%	7/1/25	20	20
	Phoenix AZ GO	5.000%	7/1/27	9,475	9,675
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	3,845	3,851
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,895	1,897
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/29	15,950	15,813
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	385	397
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,435	1,476
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	1,170	1,196
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	6,855	6,603
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	15,065	15,739
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/41	1,000	976
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	28,695	28,718
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/45	7,980	7,116
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/45	6,620	6,694
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/49	3,450	2,481
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	27,295	27,469
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/25	125	125
	Pima County AZ Sewer System Sewer Revenue, ETM	5.000%	7/1/25	135	135
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	3,585	3,945
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/32	3,500	3,502
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	10,780	10,794
2

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	360	368
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/34	5,500	5,502
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	4,045	4,050
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	4,960	5,053
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	4,675	4,681
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	55	56
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	10,045	10,058
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/42	5,500	5,934
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/43	5,000	5,361
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/44	6,460	6,889
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/45	5,400	5,737
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/49	2,995	3,143
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/54	8,850	9,188
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.250%	1/1/54	5,590	5,934
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	6,620	6,964
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	985	1,033
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	4,900	5,117
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	1,160	1,210
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/33	5,000	5,636
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,570	1,627
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	5,000	5,678
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	29,000	33,116
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	6,680	6,895
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	3,135	3,229
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	660	654
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/39	155	159
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/45	5,020	4,760
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	7,255	7,529
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	4,325	4,437
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	2,990	3,120
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	2.375%	1/1/48	300	187
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/48	12,585	13,162
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	9,880	10,437
	University of Arizona College & University Revenue	4.000%	8/1/44	7,470	6,888
					472,078
Arkansas (0.1%)
	Fayetteville School District No. 1 GO	4.000%	2/1/46	5,000	4,647
	Fayetteville School District No. 1 GO	2.750%	6/1/46	155	108
	Fayetteville School District No. 1 GO	4.000%	2/1/50	1,500	1,356
	Fayetteville School District No. 1 GO	3.000%	6/1/50	70	50
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/47	5,950	5,552
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/50	2,000	1,802
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/53	2,015	1,853
	University of Arkansas College & University Revenue	5.000%	12/1/45	6,460	6,571
					21,939
California (17.0%)
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	9,400	9,693
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	2,800	686
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	1,320	337
[3,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	4,300	2,408
3

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	4,900	2,796
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	9,305	5,280
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,950	1,093
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,730	967
[3,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	31,590	17,648
[3]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	2,550	2,257
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,421
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	3,650	3,710
[5]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	150	99
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,308
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,915	1,944
[3]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	70	60
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	505	511
[3]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	530	512
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	4,130	4,174
[3]	Alameda County Oakland Unified School District GO	3.000%	8/1/40	20	17
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/46	5,685	5,468
[3]	Alameda County Oakland Unified School District GO	5.250%	8/1/48	5,395	5,727
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	2,630	2,642
[4]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	270
[3]	Alvord Unified School District GO	0.000%	8/1/41	220	102
[3]	Alvord Unified School District GO	0.000%	8/1/43	590	259
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,592
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,135	2,209
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	4,615	4,652
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/29	600	515
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	3,310	2,737
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	2,525	1,930
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	1,490	993
	Antelope Valley Community College District GO	4.000%	8/1/46	10,125	10,343
	Antelope Valley Community College District GO	3.000%	8/1/50	7,145	5,217
[3]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	1,175
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	120	125
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	285	303
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	265	282
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	675	685
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	425	459
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	95	104
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	415	421
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	120	134
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	4,605	4,631
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,030	1,035
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	5,040	4,621
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	18,570	18,550
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	6,120	5,994
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/41	2,865	3,063
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	5,800	5,549
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/47	310	256
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	22,155	20,482
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/48	1,500	1,585
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	4,460	4,079
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/53	2,000	2,094
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,455	3,902
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	13,780	8,532
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	5,065	4,551
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	7,000	6,658
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	180	187
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	215	232
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	340	367
	Beverly Hills CA Unified School District GO	0.000%	8/1/31	675	549
	Beverly Hills CA Unified School District GO	0.000%	8/1/32	4,535	3,553
	Beverly Hills CA Unified School District GO	0.000%	8/1/33	6,115	4,605
	Beverly Hills CA Unified School District GO	0.000%	8/1/37	1,850	1,081
4

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Beverly Hills CA Unified School District GO	3.000%	8/1/44	215	172
California Department of Water Resources Water Revenue	5.000%	12/1/25	195	196
California Department of Water Resources Water Revenue	5.000%	12/1/26	550	571
California Department of Water Resources Water Revenue	5.000%	12/1/27	365	386
California Department of Water Resources Water Revenue	5.000%	12/1/27	400	423
California Department of Water Resources Water Revenue	5.000%	12/1/28	1,835	1,890
California Department of Water Resources Water Revenue	5.000%	12/1/28	405	434
California Department of Water Resources Water Revenue	5.000%	12/1/29	720	741
California Department of Water Resources Water Revenue	5.000%	12/1/29	295	322
California Department of Water Resources Water Revenue	5.000%	12/1/30	360	399
California Department of Water Resources Water Revenue	5.000%	12/1/30	380	390
California Department of Water Resources Water Revenue	5.000%	12/1/31	450	499
California Department of Water Resources Water Revenue	5.000%	12/1/31	355	364
California Department of Water Resources Water Revenue	5.000%	12/1/31	705	738
California Department of Water Resources Water Revenue	5.000%	12/1/31	35	38
California Department of Water Resources Water Revenue	5.000%	12/1/32	230	254
California Department of Water Resources Water Revenue	5.000%	12/1/33	75	81
California Department of Water Resources Water Revenue	4.000%	12/1/34	8,095	8,095
California Department of Water Resources Water Revenue	5.000%	12/1/34	790	867
California Department of Water Resources Water Revenue	5.000%	12/1/34	500	535
California Department of Water Resources Water Revenue	4.000%	12/1/35	1,200	1,198
California Department of Water Resources Water Revenue	5.000%	12/1/35	790	863
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	50	55
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/31	245	276
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/32	110	125
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	10	11
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10,690	12,073
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	217
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	130	140
California Educational Facilities Authority College & University Revenue	5.000%	5/1/29	495	538
California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	435	500
California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	12,225	14,123
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	4,697
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	7,120	7,880
California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	2,000	2,032
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	20,000	21,843
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	8,165	8,857
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	5,040	4,622
California Educational Facilities Authority College & University Revenue	5.000%	4/1/47	1,000	997
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	24,705	26,625
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	6,920	4,387
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	10,465	11,247
California Educational Facilities Authority College & University Revenue	5.000%	10/1/55	18,900	19,826
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/32	5,270	5,867
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/35	7,360	8,356
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,007
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/54	8,610	9,182
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/59	2,000	2,183
California GO	5.000%	8/1/25	3,380	3,394
California GO	5.000%	8/1/25	2,470	2,480
California GO	5.000%	8/1/25	2,055	2,064
California GO	5.000%	8/1/25	600	602
California GO	5.000%	8/1/25	335	336
California GO	5.000%	9/1/25	7,895	7,940
California GO	5.000%	9/1/25	1,235	1,242
California GO	5.000%	9/1/25	6,315	6,351
California GO	5.000%	9/1/25	2,000	2,011
California GO	5.000%	9/1/25	150	151
California GO	5.000%	9/1/25	4,790	4,817
California GO	5.000%	9/1/25	2,500	2,514
California GO	5.000%	9/1/25	5,000	5,029
California GO	4.000%	10/1/25	2,325	2,333
California GO	5.000%	10/1/25	7,840	7,898
California GO	5.000%	10/1/25	5,000	5,037
California GO	5.000%	10/1/25	975	982
California GO	5.000%	10/1/25	3,950	3,979
California GO	5.000%	10/1/25	5,310	5,349
California GO	5.000%	10/1/25	915	916
5

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	11/1/25	1,255	1,260
	California GO	5.000%	11/1/25	4,395	4,435
	California GO	5.000%	11/1/25	7,150	7,215
	California GO	5.000%	11/1/25	8,360	8,436
	California GO	5.000%	12/1/25	6,165	6,232
	California GO	3.000%	3/1/26	2,875	2,869
	California GO	5.000%	3/1/26	15,475	15,483
	California GO	5.000%	3/1/26	980	980
	California GO	5.000%	3/1/26	12,000	12,194
	California GO	3.875%	8/1/26	11,975	12,089
	California GO	4.000%	8/1/26	400	405
	California GO	5.000%	8/1/26	1,175	1,204
	California GO	5.000%	8/1/26	17,240	17,662
	California GO	5.000%	8/1/26	1,810	1,819
	California GO	5.000%	8/1/26	5,305	5,435
	California GO	5.000%	8/1/26	7,040	7,212
	California GO	5.000%	8/1/26	3,435	3,519
	California GO	5.000%	8/1/26	3,310	3,391
	California GO	5.000%	8/1/26	30	30
	California GO	4.000%	9/1/26	7,585	7,684
	California GO	5.000%	9/1/26	9,480	9,727
	California GO	5.000%	9/1/26	2,680	2,698
	California GO	5.000%	9/1/26	235	241
	California GO	5.000%	9/1/26	1,555	1,595
	California GO	5.000%	9/1/26	2,605	2,673
	California GO	5.000%	9/1/26	5,000	5,130
	California GO	5.000%	9/1/26	8,000	8,208
	California GO	5.000%	10/1/26	3,780	3,884
	California GO	5.000%	10/1/26	1,875	1,927
	California GO	5.000%	10/1/26	500	514
	California GO	5.000%	10/1/26	2,030	2,086
	California GO	4.000%	11/1/26	3,025	3,069
	California GO	5.000%	11/1/26	2,295	2,362
	California GO	5.000%	11/1/26	12,075	12,428
	California GO	5.000%	11/1/26	5,015	5,162
	California GO	5.000%	12/1/26	9,625	9,921
[6]	California GO	5.000%	2/1/27	3,990	4,125
	California GO	5.000%	3/1/27	8,090	8,094
	California GO	5.000%	3/1/27	5,000	5,177
	California GO	5.000%	3/1/27	5,800	5,803
	California GO	5.000%	3/1/27	200	200
	California GO	5.000%	4/1/27	11,955	12,398
	California GO	5.000%	4/1/27	2,995	3,106
	California GO	3.500%	8/1/27	455	460
	California GO	5.000%	8/1/27	2,000	2,046
	California GO	5.000%	8/1/27	2,510	2,520
	California GO	5.000%	8/1/27	5,050	5,270
	California GO	5.000%	8/1/27	16,310	17,019
	California GO	5.000%	8/1/27	9,230	9,631
	California GO	5.000%	8/1/27	230	230
	California GO	5.000%	9/1/27	1,010	1,034
	California GO	5.000%	9/1/27	1,180	1,233
	California GO	5.000%	9/1/27	8,030	8,391
	California GO	4.000%	10/1/27	21,330	21,804
	California GO	5.000%	10/1/27	1,315	1,376
	California GO	5.000%	10/1/27	2,755	2,801
	California GO	5.000%	10/1/27	6,100	6,384
	California GO	5.000%	10/1/27	55	55
	California GO	5.000%	11/1/27	1,000	1,048
	California GO	5.000%	11/1/27	2,355	2,468
	California GO	5.000%	11/1/27	2,450	2,568
	California GO	5.000%	11/1/27	3,580	3,752
	California GO	5.000%	11/1/27	3,590	3,762
	California GO	5.000%	11/1/27	4,365	4,575
	California GO	5.000%	11/1/27	1,260	1,321
	California GO	5.000%	12/1/27	8,300	8,711
	California GO	3.000%	3/1/28	4,370	4,359
	California GO	5.000%	3/1/28	10,000	10,536
	California GO	5.000%	3/1/28	10,000	10,536
	California GO	5.000%	3/1/28	3,675	3,677
6

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	3/1/28	130	130
California GO	5.000%	4/1/28	6,375	6,726
California GO	5.000%	4/1/28	6,715	7,085
California GO	5.000%	8/1/28	6,475	6,621
California GO	5.000%	8/1/28	8,135	8,464
California GO	5.000%	8/1/28	2,090	2,098
California GO	5.000%	8/1/28	480	499
California GO	5.000%	8/1/28	7,645	8,110
California GO	5.000%	8/1/28	16,300	17,290
California GO	4.000%	9/1/28	315	317
California GO	5.000%	9/1/28	7,990	8,182
California GO	5.000%	9/1/28	1,755	1,864
California GO	5.000%	9/1/28	1,240	1,270
California GO	5.000%	10/1/28	150	160
California GO	5.000%	10/1/28	5,090	5,414
California GO	5.000%	10/1/28	340	362
California GO	5.000%	10/1/28	22,295	23,712
California GO	5.000%	10/1/28	8,280	8,806
California GO	5.000%	10/1/28	5	5
California GO	5.000%	11/1/28	3,260	3,405
California GO	5.000%	11/1/28	20,115	21,422
California GO	5.000%	12/1/28	14,350	15,302
California GO	5.000%	2/1/29	25	25
California GO	3.000%	3/1/29	65	64
California GO	3.000%	3/1/29	310	304
California GO	5.000%	3/1/29	535	573
California GO	5.000%	3/1/29	8,350	8,938
California GO	5.000%	4/1/29	7,950	8,520
California GO	5.000%	4/1/29	3,305	3,542
California GO	5.000%	8/1/29	7,660	7,821
California GO	5.000%	8/1/29	1,475	1,529
California GO	5.000%	8/1/29	690	693
California GO	5.000%	8/1/29	13,350	13,631
California GO	5.000%	8/1/29	3,855	4,080
California GO	5.000%	8/1/29	18,060	19,449
California GO	5.000%	8/1/29	25	25
California GO	3.000%	9/1/29	155	151
California GO	5.000%	9/1/29	1,090	1,114
California GO	5.000%	9/1/29	2,110	2,157
California GO	5.000%	9/1/29	1,125	1,213
California GO	5.000%	9/1/29	10,775	11,617
California GO	5.000%	10/1/29	14,685	15,852
California GO	5.000%	10/1/29	3,620	3,841
California GO	5.000%	10/1/29	6,805	7,346
California GO	5.000%	10/1/29	3,485	3,762
California GO	5.000%	10/1/29	5,970	6,444
California GO	4.000%	11/1/29	13,260	13,720
California GO	5.000%	11/1/29	22,995	24,851
California GO	5.000%	11/1/29	12,065	13,039
California GO	5.000%	11/1/29	16,810	17,491
California GO	5.000%	11/1/29	2,530	2,734
California GO	5.000%	12/1/29	3,455	3,738
California GO	5.000%	3/1/30	4,460	4,462
California GO	5.000%	3/1/30	2,660	2,888
California GO	5.000%	4/1/30	1,785	1,940
California GO	5.000%	8/1/30	8,140	8,297
California GO	5.000%	8/1/30	13,750	14,251
California GO	5.000%	8/1/30	5,150	5,169
California GO	5.000%	8/1/30	5,180	5,469
California GO	5.000%	8/1/30	5,245	5,726
California GO	5.000%	9/1/30	2,450	2,499
California GO	5.000%	9/1/30	5,520	5,630
California GO	5.000%	9/1/30	5,055	5,525
California GO	5.000%	10/1/30	10,485	11,275
California GO	5.000%	10/1/30	5,375	5,689
California GO	5.000%	10/1/30	3,315	3,627
California GO	5.000%	10/1/30	5	5
California GO	5.000%	11/1/30	10,465	11,464
California GO	5.000%	12/1/30	1,140	1,250
California GO	5.000%	3/1/31	1,060	1,149
7

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/31	7,505	8,266
	California GO	5.000%	4/1/31	4,335	4,775
	California GO	5.000%	4/1/31	130	139
	California GO	4.000%	8/1/31	1,000	1,005
	California GO	5.000%	8/1/31	1,720	1,902
	California GO	5.000%	8/1/31	12,295	13,593
	California GO	5.000%	8/1/31	6,195	6,849
	California GO	5.000%	8/1/31	14,000	14,503
	California GO	3.250%	9/1/31	205	199
	California GO	4.000%	9/1/31	7,140	7,176
	California GO	5.000%	9/1/31	2,200	2,240
	California GO	5.000%	9/1/31	4,975	5,066
	California GO	5.000%	9/1/31	3,505	3,878
	California GO	5.000%	9/1/31	5,465	6,047
	California GO	5.000%	10/1/31	10,705	11,493
	California GO	5.000%	10/1/31	5,230	5,792
	California GO	5.000%	10/1/31	7,330	8,118
	California GO	5.000%	11/1/31	405	421
	California GO	5.000%	11/1/31	500	520
	California GO	5.000%	11/1/31	995	1,087
	California GO	5.000%	11/1/31	5,500	5,806
	California GO	5.000%	12/1/31	1,000	1,015
	California GO	5.000%	4/1/32	13,035	14,510
	California GO	5.000%	4/1/32	2,830	3,150
	California GO	5.000%	4/1/32	2,645	2,816
	California GO	4.000%	8/1/32	8,325	8,349
	California GO	5.000%	8/1/32	1,035	1,039
	California GO	5.000%	8/1/32	1,330	1,353
	California GO	5.000%	8/1/32	5,015	5,599
[3]	California GO	5.250%	8/1/32	40,580	45,370
	California GO	5.250%	8/1/32	1,075	1,079
	California GO	3.000%	9/1/32	520	500
	California GO	3.500%	9/1/32	65	64
	California GO	4.000%	9/1/32	13,560	13,600
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	305	306
	California GO	5.000%	9/1/32	2,465	2,510
	California GO	5.000%	9/1/32	3,260	3,275
	California GO	5.000%	9/1/32	3,430	3,492
	California GO	5.000%	9/1/32	3,210	3,586
	California GO	5.000%	9/1/32	885	989
	California GO	3.000%	10/1/32	335	315
	California GO	5.000%	10/1/32	2,230	2,388
	California GO	5.000%	10/1/32	16,710	18,297
	California GO	5.000%	10/1/32	9,245	10,190
	California GO	5.000%	10/1/32	65	65
	California GO	5.000%	11/1/32	1,375	1,427
	California GO	5.000%	11/1/32	11,020	11,623
	California GO	5.000%	11/1/32	500	519
	California GO	5.000%	11/1/32	2,540	2,841
	California GO	5.000%	11/1/32	235	256
	California GO	5.000%	12/1/32	150	152
	California GO	5.000%	3/1/33	1,185	1,186
	California GO	5.000%	3/1/33	1,115	1,201
	California GO	5.000%	3/1/33	2,690	2,898
	California GO	5.000%	3/1/33	7,000	7,860
	California GO	5.000%	4/1/33	7,900	8,389
	California GO	5.000%	4/1/33	1,050	1,164
	California GO	3.500%	8/1/33	365	357
	California GO	4.000%	8/1/33	5,910	5,911
	California GO	5.000%	8/1/33	8,730	8,875
	California GO	5.000%	8/1/33	2,325	2,402
	California GO	5.000%	8/1/33	7,295	8,216
	California GO	3.000%	9/1/33	2,580	2,454
	California GO	3.375%	9/1/33	795	764
	California GO	4.000%	9/1/33	505	505
	California GO	4.000%	9/1/33	620	620
	California GO	5.000%	9/1/33	1,355	1,379
	California GO	5.000%	9/1/33	1,100	1,223
	California GO	5.000%	9/1/33	5,075	5,719
8

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	9/1/33	6,000	6,761
California GO	5.000%	9/1/33	2,315	2,609
California GO	5.000%	9/1/33	11,030	12,429
California GO	3.000%	10/1/33	730	701
California GO	4.000%	10/1/33	320	329
California GO	5.000%	10/1/33	5,685	6,371
California GO	5.000%	10/1/33	65	65
California GO	5.000%	11/1/33	350	380
California GO	5.000%	3/1/34	1,475	1,585
California GO	5.000%	8/1/34	1,730	1,735
California GO	5.000%	8/1/34	10,535	10,705
California GO	4.000%	9/1/34	16,725	16,664
California GO	4.000%	9/1/34	260	259
California GO	4.000%	9/1/34	5	5
California GO	4.000%	9/1/34	13,095	13,512
California GO	5.000%	9/1/34	1,230	1,235
California GO	5.000%	9/1/34	3,185	3,239
California GO	5.000%	9/1/34	2,250	2,495
California GO	5.000%	9/1/34	5,025	5,644
California GO	5.000%	9/1/34	10,530	11,962
California GO	5.000%	9/1/34	1,105	1,255
California GO	4.000%	10/1/34	5,785	5,793
California GO	4.000%	10/1/34	6,615	6,764
California GO	4.000%	11/1/34	3,290	3,292
California GO	4.000%	11/1/34	1,900	1,929
California GO	5.000%	11/1/34	1,690	1,829
California GO	5.000%	12/1/34	3,570	3,619
California GO	5.000%	12/1/34	12,170	13,180
California GO	5.000%	3/1/35	2,215	2,375
California GO	5.000%	3/1/35	27,750	29,752
California GO	5.000%	3/1/35	5,920	6,745
California GO	3.125%	4/1/35	505	481
California GO	5.000%	4/1/35	4,480	4,931
California GO	5.000%	4/1/35	9,780	10,269
California GO	3.500%	8/1/35	290	275
California GO	5.000%	8/1/35	1,000	1,015
California GO	5.000%	8/1/35	5,075	5,090
California GO	5.000%	8/1/35	1,575	1,621
California GO	3.000%	9/1/35	860	786
California GO	4.000%	9/1/35	7,470	7,398
California GO	4.000%	9/1/35	5,105	5,056
California GO	5.000%	9/1/35	16,330	16,595
California GO	5.000%	9/1/35	3,340	3,394
California GO	5.000%	9/1/35	2,100	2,317
California GO	5.000%	9/1/35	10,015	11,189
California GO	5.000%	10/1/35	5,120	5,691
California GO	4.000%	11/1/35	235	235
California GO	4.000%	11/1/35	2,320	2,331
California GO	5.000%	11/1/35	1,180	1,218
California GO	3.750%	12/1/35	70	70
California GO	5.000%	12/1/35	12,165	13,122
California GO	4.000%	3/1/36	13,585	13,534
California GO	5.000%	3/1/36	935	997
California GO	5.000%	4/1/36	7,900	8,289
California GO	4.000%	8/1/36	1,500	1,484
California GO	5.000%	8/1/36	9,035	9,430
California GO	5.000%	8/1/36	55	56
California GO	5.000%	8/1/36	5,890	6,051
California GO	3.000%	9/1/36	2,580	2,301
California GO	4.000%	9/1/36	215	212
California GO	4.000%	9/1/36	685	677
California GO	5.000%	9/1/36	575	584
California GO	5.000%	9/1/36	6,620	7,240
California GO	5.000%	9/1/36	25,455	28,255
California GO	3.000%	10/1/36	1,480	1,342
California GO	4.000%	10/1/36	6,430	6,351
California GO	5.000%	10/1/36	10,795	11,870
California GO	2.000%	11/1/36	150	118
California GO	4.000%	11/1/36	35	35
California GO	4.000%	11/1/36	1,030	1,020
9

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	11/1/36	6,600	6,905
California GO	5.000%	11/1/36	5,745	6,157
California GO	5.000%	4/1/37	1,360	1,423
California GO	5.000%	4/1/37	2,200	2,394
California GO	4.000%	8/1/37	40	39
California GO	4.000%	8/1/37	165	165
California GO	5.000%	8/1/37	5,595	5,670
California GO	5.000%	8/1/37	14,105	15,666
California GO	4.000%	9/1/37	925	912
California GO	4.000%	9/1/37	10,000	10,028
California GO	3.000%	10/1/37	13,520	12,038
California GO	4.000%	10/1/37	5,555	5,475
California GO	4.000%	10/1/37	2,115	2,111
California GO	5.000%	10/1/37	5,185	5,585
California GO	5.000%	11/1/37	22,705	23,698
California GO	5.000%	11/1/37	2,365	2,430
California GO	5.000%	11/1/37	1,180	1,287
California GO	4.000%	3/1/38	9,605	9,519
California GO	5.000%	4/1/38	5,480	5,721
California GO	4.000%	8/1/38	885	870
California GO	5.000%	8/1/39	6,335	6,969
California GO	4.000%	10/1/39	7,830	7,705
California GO	4.000%	10/1/39	6,400	6,278
California GO	4.000%	10/1/39	4,760	4,689
California GO	5.000%	10/1/39	4,685	4,728
California GO	5.000%	10/1/39	3,485	3,645
California GO	5.000%	10/1/39	1,325	1,440
California GO	5.000%	11/1/39	17,480	18,193
California GO	4.000%	3/1/40	5,000	4,894
California GO	5.000%	9/1/41	9,710	10,275
California GO	5.000%	9/1/41	8,065	8,721
California GO	4.000%	10/1/41	8,515	8,303
California GO	5.000%	10/1/41	13,675	14,424
California GO	3.000%	11/1/41	210	174
California GO	4.000%	11/1/41	2,905	2,802
California GO	4.000%	4/1/42	500	487
California GO	5.000%	4/1/42	11,410	11,603
California GO	5.000%	4/1/42	11,505	12,183
California GO	4.000%	9/1/42	1,710	1,665
California GO	5.000%	9/1/42	12,535	13,312
California GO	4.000%	10/1/42	950	925
California GO	5.000%	10/1/42	24,075	24,899
California GO	5.000%	10/1/42	22,425	23,909
California GO	5.000%	11/1/42	7,895	8,394
California GO	4.000%	2/1/43	25	24
California GO	4.000%	9/1/43	6,545	6,359
California GO	4.000%	9/1/43	6,035	5,864
California GO	5.000%	9/1/43	6,070	6,468
California GO	5.000%	9/1/43	21,155	22,612
California GO	2.250%	11/1/43	255	178
California GO	2.375%	12/1/43	1,415	1,005
California GO	5.000%	12/1/43	135	141
California GO	5.000%	8/1/44	4,755	5,077
California GO	5.250%	8/1/44	8,895	9,682
California GO	5.000%	9/1/44	12,255	13,055
California GO	4.000%	10/1/44	5,220	5,015
California GO	4.000%	11/1/44	635	610
California GO	4.000%	3/1/45	85	81
California GO	4.125%	3/1/45	250	246
California GO	3.250%	4/1/45	5,150	4,211
California GO	4.000%	8/1/45	120	115
California GO	4.000%	9/1/45	40	38
California GO	5.000%	9/1/45	7,560	7,628
California GO	5.000%	10/1/45	9,030	9,539
California GO	5.250%	10/1/45	10,250	11,013
California GO	4.000%	11/1/45	16,725	16,008
California GO	3.000%	3/1/46	5,160	4,062
California GO	4.000%	3/1/46	3,000	2,812
California GO	4.000%	3/1/46	5,700	5,342
California GO	4.000%	8/1/46	110	104
10

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	3.000%	9/1/46	1,385	1,069
	California GO	4.000%	9/1/46	95	90
	California GO	5.000%	9/1/46	1,600	1,614
	California GO	2.375%	10/1/46	6,745	4,592
	California GO	3.000%	12/1/46	100	78
	California GO	5.000%	4/1/47	8,870	9,274
	California GO	4.000%	9/1/47	12,400	11,536
	California GO	5.250%	9/1/47	16,330	17,388
	California GO	3.625%	10/1/47	1,070	927
	California GO	5.000%	10/1/47	6,885	6,923
	California GO	4.000%	11/1/47	280	262
	California GO	5.000%	11/1/47	16,630	16,882
	California GO	5.000%	9/1/48	9,000	9,489
	California GO	4.125%	3/1/49	3,990	3,785
	California GO	5.000%	3/1/49	6,175	6,535
	California GO	4.000%	4/1/49	710	652
	California GO	4.000%	8/1/49	11,810	10,832
	California GO	5.000%	8/1/49	3,085	3,256
	California GO	5.500%	8/1/49	5,075	5,569
	California GO	3.000%	10/1/49	2,325	1,750
	California GO	2.500%	12/1/49	2,310	1,541
	California GO	3.000%	12/1/49	400	307
	California GO	2.500%	3/1/50	2,000	1,324
	California GO	3.000%	3/1/50	3,000	2,289
	California GO	4.000%	3/1/50	3,000	2,743
	California GO	4.000%	10/1/50	7,330	6,697
	California GO	5.250%	10/1/50	20,005	21,308
	California GO	3.000%	11/1/50	2,880	2,190
[2]	California GO	3.000%	11/1/50	4,000	3,069
	California GO	4.000%	11/1/50	11,900	11,023
	California GO	4.500%	12/1/50	8,250	8,243
	California GO	2.375%	10/1/51	200	126
	California GO	3.000%	4/1/52	12,390	9,351
	California GO	4.000%	9/1/52	100	91
	California GO	4.250%	9/1/52	4,485	4,283
	California GO	5.000%	9/1/52	2,630	2,738
	California GO	4.000%	8/1/54	4,890	4,425
	California GO	5.250%	8/1/54	2,930	3,132
	California GO	5.500%	8/1/54	2,940	3,205
	California GO	5.000%	3/1/55	13,915	14,611
	California GO, Prere.	5.000%	8/1/27	40	42
	California GO, Prere.	4.000%	3/1/30	290	302
	California GO, Prere.	5.000%	3/1/30	590	642
	California GO, Prere.	5.000%	3/1/30	70	76
	California GO, Prere.	4.000%	11/1/30	35	37
	California GO, Prere.	4.000%	11/1/30	40	42
	California GO, Prere.	5.000%	11/1/30	5	5
	California GO, Prere.	5.000%	12/1/30	5	5
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/29	970	1,023
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	1,145	1,166
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	3,920	3,980
[7]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,470	1,474
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	140	144
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,290	1,359
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,070	1,133
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,255	1,329
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	5,010	5,272
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	5,370	5,612
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	2,815	2,876
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/49	4,750	4,830
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,251
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	17,295	17,206
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,695	3,977
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/45	5,380	5,007
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,025	723
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	120	121
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	70	72
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	180	188
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	450	474
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	260	271
11

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	380	403
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	210
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/39	90	91
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	470	467
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,603
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	50	53
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/43	1,620	1,654
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/48	6,960	7,057
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/42	680	685
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	4.000%	6/1/47	1,185	1,102
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,483
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/48	400	398
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/49	3,500	3,453
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	2,000	1,951
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,732
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/49	3,150	3,260
	California Municipal Finance Authority Private Schools Revenue	5.000%	9/1/54	3,185	3,274
[3]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	19,105	5,424
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,090	3,101
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	530	533
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	340	341
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,180	1,206
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	115	115
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	60	63
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,025	6,339
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	640	641
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	2,445	2,594
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	2,355	2,457
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	3,165	3,383
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	830	863
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,150	5,622
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	1,530	1,681
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,000	4,420
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	1,440	1,599
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,830	3,116
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	3,690	4,047
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,800	1,966
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/35	1,860	2,086
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	190	207
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	580	627
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	2,625	2,500
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	2,700	2,853
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/45	3,570	3,760
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	26,345	27,484
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	2,475	2,475
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	2,900	2,927
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/26	2,175	2,240
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	6,400	6,689
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	1,500	1,575
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,290	1,376
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	7,395	8,179
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	15,000	15,048
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/35	2,010	2,258
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	5,000	5,583
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/37	3,780	4,186
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,275	1,388
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	10,125	11,138
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/39	2,320	2,537
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	4,000	3,539
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/43	5,000	5,337
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/45	5,000	5,289
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	6,340	5,865
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/49	12,000	10,915
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/50	10,000	10,461
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/25	40	40
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	135	139
12

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	220	231
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	50	53
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/30	270	295
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	6,355	6,909
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,370	1,363
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,580	2,385
	California State University College & University Revenue	5.000%	11/1/25	360	364
	California State University College & University Revenue	5.000%	11/1/26	255	258
	California State University College & University Revenue	5.000%	11/1/26	25	26
	California State University College & University Revenue	5.000%	11/1/27	345	348
	California State University College & University Revenue	5.000%	11/1/27	150	157
	California State University College & University Revenue	5.000%	11/1/27	2,785	2,838
	California State University College & University Revenue	3.250%	11/1/28	1,815	1,807
	California State University College & University Revenue	5.000%	11/1/28	870	886
	California State University College & University Revenue	5.000%	11/1/28	675	704
	California State University College & University Revenue	3.375%	11/1/29	4,065	4,056
	California State University College & University Revenue	5.000%	11/1/29	310	322
	California State University College & University Revenue	5.000%	11/1/29	1,200	1,221
	California State University College & University Revenue	5.000%	11/1/30	6,000	6,035
	California State University College & University Revenue	5.000%	11/1/31	560	581
	California State University College & University Revenue	5.000%	11/1/32	595	616
	California State University College & University Revenue	5.000%	11/1/32	8,560	8,684
	California State University College & University Revenue	3.000%	11/1/33	330	310
	California State University College & University Revenue	5.000%	11/1/33	510	527
	California State University College & University Revenue	5.000%	11/1/33	55	55
	California State University College & University Revenue	4.000%	11/1/34	3,125	3,125
	California State University College & University Revenue	4.000%	11/1/34	8,585	8,558
	California State University College & University Revenue	4.000%	11/1/35	2,190	2,186
	California State University College & University Revenue	5.000%	11/1/35	535	550
	California State University College & University Revenue	3.125%	11/1/36	1,675	1,517
	California State University College & University Revenue	5.000%	11/1/36	1,320	1,353
	California State University College & University Revenue	5.000%	11/1/36	275	278
	California State University College & University Revenue	3.200%	11/1/37	340	308
	California State University College & University Revenue	4.000%	11/1/37	375	369
	California State University College & University Revenue	5.000%	11/1/37	720	722
	California State University College & University Revenue	5.000%	11/1/37	305	312
	California State University College & University Revenue	4.000%	11/1/38	4,140	4,042
	California State University College & University Revenue	5.000%	11/1/38	3,285	3,295
	California State University College & University Revenue	5.000%	11/1/38	130	133
	California State University College & University Revenue	5.000%	11/1/41	6,375	6,438
	California State University College & University Revenue	5.000%	11/1/42	3,990	4,046
	California State University College & University Revenue	4.000%	11/1/43	11,930	11,149
	California State University College & University Revenue	5.000%	11/1/43	2,310	2,314
	California State University College & University Revenue	5.000%	11/1/43	4,145	4,243
	California State University College & University Revenue	5.000%	11/1/44	35	36
	California State University College & University Revenue	4.000%	11/1/45	2,505	2,346
	California State University College & University Revenue	5.000%	11/1/45	1,190	1,201
	California State University College & University Revenue	5.500%	11/1/46	2,535	2,793
	California State University College & University Revenue	5.000%	11/1/47	2,590	2,614
	California State University College & University Revenue	5.000%	11/1/47	4,980	4,985
	California State University College & University Revenue	5.000%	11/1/48	2,525	2,551
	California State University College & University Revenue	5.000%	11/1/49	1,775	1,813
	California State University College & University Revenue	3.000%	11/1/52	500	354
	California State University College & University Revenue	5.250%	11/1/53	3,935	4,188
	California State University College & University Revenue	4.000%	11/1/55	8,410	7,798
	California State University College & University Revenue	5.500%	11/1/55	8,000	8,724
	California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,377
	California State University College & University Revenue PUT	3.125%	11/1/26	5,260	5,242
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/40	500	419
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	4,100	3,868
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	406
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,603
[3]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	274
	Cerritos Community College District GO	3.000%	8/1/44	20	16
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	595	596
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,000
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	21,730	21,412
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	2,825	2,640
	Chabot-Las Positas Community College District GO	5.250%	8/1/48	3,170	3,410
	Chaffey Community College District GO, Prere.	4.000%	6/1/28	85	88
13

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chaffey Community College District GO, Prere.	5.000%	6/1/28	1,650	1,754
	Chaffey Joint Union High School District GO	0.000%	8/1/40	3,455	1,755
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,693
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,555	13,583
[3]	Chino Valley Unified School District GO	3.375%	8/1/50	5,000	4,023
	Chino Valley Unified School District GO	4.000%	8/1/55	7,300	6,655
	Chino Valley Unified School District GO	5.000%	8/1/55	14,025	14,390
	Citrus Community College District GO	5.000%	8/1/49	2,000	2,123
	Clovis Unified School District GO	4.000%	8/1/40	60	57
	Clovis Unified School District GO	5.000%	8/1/47	2,500	2,566
	Clovis Unified School District GO	4.000%	8/1/48	1,705	1,600
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	65
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	5	5
[3]	Coast Community College District GO	0.000%	8/1/27	100	93
	Coast Community College District GO	0.000%	8/1/41	10,110	4,939
	Coast Community College District GO	4.000%	8/1/42	1,000	947
	Coast Community College District GO	0.000%	8/1/43	7,200	3,165
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,805	2,820
	Coast Community College District GO, Prere.	4.500%	8/1/27	730	758
[3]	Colton Joint Unified School District GO	0.000%	8/1/42	990	445
[2]	Compton CA Unified School District GO	0.000%	6/1/36	2,500	1,579
[2]	Compton CA Unified School District GO	3.000%	6/1/49	15	11
[2]	Compton CA Unified School District GO	4.000%	6/1/49	125	116
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/34	370	385
	Coronado Community Development Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/33	970	974
[3]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	348
	Corona-Norco Unified School District GO	4.000%	8/1/43	65	62
	Cupertino Union School District GO	4.000%	8/1/40	11,090	10,640
	Cypress School District GO	0.000%	8/1/40	250	124
[4]	Cypress School District GO, 8.125% coupon rate effective 8/1/31	0.000%	8/1/50	330	298
	Desert Community College District GO	4.000%	8/1/39	1,380	1,362
	Desert Community College District GO	4.000%	8/1/51	8,470	7,761
	Desert Community College District GO	4.000%	8/1/51	4,395	4,031
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,639
	Desert Sands Unified School District GO	4.000%	8/1/50	4,500	4,200
	Downey Unified School District GO	4.000%	8/1/52	4,370	4,056
	Dublin Unified School District GO	4.125%	8/1/49	2,000	1,928
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	10,000	10,013
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	245	245
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	80	84
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	350
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	145	151
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	90
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	305	318
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	2,370	2,372
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	1,100	1,101
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	7,930	7,935
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	532
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	12,448
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	113
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/49	5,000	5,285
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/42	235	242
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	12,060	12,290
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	142
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	154
	El Camino Community College District Foundation GO	0.000%	8/1/38	1,170	684
	El Monte Union High School District GO	0.000%	6/1/44	2,900	1,191
	El Monte Union High School District GO	0.000%	6/1/45	5,170	2,009
	El Monte Union High School District GO	0.000%	6/1/46	4,165	1,528
[2]	Elk Grove Unified School District COP	3.125%	2/1/40	150	126
	Elk Grove Unified School District GO	4.000%	8/1/46	2,675	2,520
	Elk Grove Unified School District GO	4.000%	8/1/46	2,340	2,204
	Elk Grove Unified School District GO	4.000%	8/1/48	10,295	9,631
	Etiwanda School District Community Facilities District No. 9 Special Tax Revenue	5.000%	9/1/35	1,160	1,161
[3]	Folsom Cordova Unified School District GO	4.000%	10/1/44	5,795	5,469
[5,7]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,227
	Foothill-De Anza Community College District GO	3.000%	8/1/40	710	607
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	745
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	750	523
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	445	508
14

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	4,925	4,724
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	8,265	7,885
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	21,525	20,536
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,980	6,228
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,265	4,993
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	515	439
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	415	406
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	1,700	1,564
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	20	18
	Foster City CA (Levee Protection Planning & Improvement Project) GO	2.250%	8/1/50	1,000	595
	Fremont Union High School District GO	4.000%	8/1/40	800	752
	Fremont Union High School District GO	4.000%	8/1/44	20,015	18,771
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,298
	Fremont Union High School District GO	4.000%	8/1/46	50	48
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	432
	Fresno Unified School District GO	0.000%	8/1/43	5,365	2,388
	Fresno Unified School District GO	4.000%	8/1/46	75	70
[2]	Fresno Unified School District GO	3.000%	8/1/51	3,960	2,862
	Fresno Unified School District GO	4.000%	8/1/55	4,000	3,678
	Fullerton Joint Union High School District GO	4.000%	8/1/54	3,000	2,781
	Glendale CA Community College District GO	0.000%	8/1/44	4,320	1,805
	Glendale CA Community College District GO	4.000%	8/1/46	7,400	6,875
	Glendale CA Community College District GO	4.000%	8/1/50	8,295	7,646
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	170	179
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	3,595	3,360
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,451
	Hayward CA Sewer Revenue	4.000%	3/1/52	9,400	8,619
[3]	Hayward Unified School District GO	4.000%	8/1/42	10,920	10,322
[3]	Hayward Unified School District GO	4.000%	8/1/45	3,000	2,786
[2]	Hayward Unified School District GO	4.000%	8/1/48	2,485	2,273
[3]	Hayward Unified School District GO	4.000%	8/1/50	6,245	5,638
[5]	Huntington Beach Union High School District GO	0.000%	8/1/33	335	249
[5]	Huntington Beach Union High School District GO	0.000%	8/1/34	9,170	6,511
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	2,090	2,098
[3]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/44	5,000	5,038
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	3,250	3,269
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	5,000	5,029
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	7,535	7,079
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/53	4,435	4,674
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,666
	Kern Community College District GO	3.000%	8/1/46	2,440	1,897
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/46	95	87
	Lodi CA Unified School District GO	3.000%	8/1/43	70	55
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	415	429
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	515	523
	Long Beach CA Marina System Port, Airport & Marina Revenue	5.000%	5/15/45	1,485	1,458
[4]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/32	0.000%	8/1/49	800	520
	Long Beach Unified School District GO	0.000%	8/1/38	2,900	1,598
	Long Beach Unified School District GO	0.000%	8/1/39	10,780	5,615
	Long Beach Unified School District GO	4.000%	8/1/45	350	330
	Long Beach Unified School District GO	3.000%	8/1/47	6,475	4,782
	Long Beach Unified School District GO	3.000%	8/1/48	450	329
	Long Beach Unified School District GO	3.000%	8/1/50	75	54
	Long Beach Unified School District GO	4.000%	8/1/53	5,900	5,441
	Los Angeles CA Community College District GO	5.000%	8/1/25	1,350	1,356
	Los Angeles CA Community College District GO	5.000%	8/1/25	15	15
	Los Angeles CA Community College District GO	5.000%	8/1/25	45	45
	Los Angeles CA Community College District GO	5.000%	8/1/25	4,000	4,018
	Los Angeles CA Community College District GO	5.000%	6/1/26	115	118
	Los Angeles CA Community College District GO	5.000%	8/1/26	25	26
	Los Angeles CA Community College District GO	5.000%	8/1/26	3,515	3,608
	Los Angeles CA Community College District GO	5.000%	8/1/27	110	115
	Los Angeles CA Community College District GO	5.000%	8/1/27	5,000	5,237
	Los Angeles CA Community College District GO	5.000%	8/1/30	2,445	2,698
	Los Angeles CA Community College District GO	5.000%	8/1/31	5,000	5,596
	Los Angeles CA Community College District GO	5.000%	8/1/32	9,805	11,101
	Los Angeles CA Community College District GO	4.000%	8/1/36	115	115
	Los Angeles CA Community College District GO	5.000%	8/1/36	20	22
	Los Angeles CA Community College District GO	5.000%	8/1/36	6,125	6,985
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,075	1,070
15

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,458
	Los Angeles CA Community College District GO	5.000%	8/1/37	140	155
	Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	14,761
	Los Angeles CA Community College District GO	3.000%	8/1/39	345	297
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,530	1,497
	Los Angeles CA Community College District GO	4.000%	8/1/41	2,500	2,426
	Los Angeles CA Unified School District COP	5.000%	10/1/31	2,000	2,207
	Los Angeles CA Unified School District COP	5.000%	10/1/32	2,000	2,223
	Los Angeles CA Unified School District COP	5.000%	10/1/33	435	486
	Los Angeles CA Unified School District COP	5.000%	10/1/34	2,000	2,213
	Los Angeles CA Unified School District COP	5.000%	10/1/35	2,120	2,329
	Los Angeles CA Unified School District COP	5.000%	10/1/36	1,655	1,805
	Los Angeles CA Unified School District COP	5.000%	10/1/38	1,025	1,105
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,245	1,248
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,460	1,464
	Los Angeles CA Unified School District GO	5.000%	7/1/25	5,000	5,014
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,390	3,399
	Los Angeles CA Unified School District GO	5.000%	7/1/26	165	165
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,620	3,708
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,600	2,663
	Los Angeles CA Unified School District GO	5.000%	7/1/26	4,640	4,752
	Los Angeles CA Unified School District GO	5.000%	7/1/27	1,015	1,038
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,155	3,294
	Los Angeles CA Unified School District GO	5.000%	7/1/27	95	99
	Los Angeles CA Unified School District GO	5.000%	7/1/27	235	245
	Los Angeles CA Unified School District GO	5.000%	7/1/27	150	157
	Los Angeles CA Unified School District GO	5.000%	7/1/27	4,000	4,176
	Los Angeles CA Unified School District GO	5.000%	7/1/28	400	421
	Los Angeles CA Unified School District GO	5.000%	7/1/28	100	106
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,150	5,260
	Los Angeles CA Unified School District GO	5.000%	7/1/29	440	441
	Los Angeles CA Unified School District GO	5.000%	7/1/29	65	70
	Los Angeles CA Unified School District GO	5.000%	7/1/29	310	325
	Los Angeles CA Unified School District GO	5.000%	7/1/29	255	275
	Los Angeles CA Unified School District GO	5.000%	7/1/29	390	421
	Los Angeles CA Unified School District GO	5.000%	7/1/30	650	700
	Los Angeles CA Unified School District GO	5.000%	7/1/30	965	985
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,815	1,903
	Los Angeles CA Unified School District GO	5.000%	7/1/30	100	109
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,705	1,867
	Los Angeles CA Unified School District GO	3.000%	7/1/31	4,395	4,236
	Los Angeles CA Unified School District GO	5.000%	7/1/31	940	1,010
	Los Angeles CA Unified School District GO	5.000%	7/1/31	185	194
	Los Angeles CA Unified School District GO	5.000%	7/1/31	29,500	32,756
	Los Angeles CA Unified School District GO	3.000%	7/1/32	1,390	1,318
	Los Angeles CA Unified School District GO	4.000%	7/1/32	185	193
	Los Angeles CA Unified School District GO	5.000%	7/1/32	500	545
	Los Angeles CA Unified School District GO	5.000%	7/1/32	380	397
	Los Angeles CA Unified School District GO	5.000%	7/1/32	310	332
	Los Angeles CA Unified School District GO	5.000%	7/1/32	175	191
	Los Angeles CA Unified School District GO	5.000%	7/1/32	33,970	38,124
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,520	2,520
	Los Angeles CA Unified School District GO	4.000%	7/1/33	325	337
	Los Angeles CA Unified School District GO	4.000%	7/1/33	125	129
	Los Angeles CA Unified School District GO	5.000%	7/1/33	275	299
	Los Angeles CA Unified School District GO	5.000%	7/1/33	240	261
	Los Angeles CA Unified School District GO	5.000%	7/1/33	29,020	32,726
[8]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,000	5,636
	Los Angeles CA Unified School District GO	3.000%	1/1/34	250	234
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,685
	Los Angeles CA Unified School District GO	5.000%	7/1/34	5,000	5,643
	Los Angeles CA Unified School District GO	5.000%	7/1/34	27,675	31,410
[8]	Los Angeles CA Unified School District GO	5.000%	7/1/34	2,800	3,177
	Los Angeles CA Unified School District GO	3.000%	7/1/35	380	348
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,047
	Los Angeles CA Unified School District GO	5.000%	7/1/35	390	420
	Los Angeles CA Unified School District GO	5.000%	7/1/35	4,525	5,130
	Los Angeles CA Unified School District GO	3.500%	7/1/36	55	52
	Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	3,969
	Los Angeles CA Unified School District GO	4.000%	7/1/37	2,000	2,018
16

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,595	7,663
	Los Angeles CA Unified School District GO	5.000%	7/1/37	7,865	8,760
	Los Angeles CA Unified School District GO	3.000%	7/1/38	200	176
	Los Angeles CA Unified School District GO	4.000%	7/1/38	2,070	2,076
	Los Angeles CA Unified School District GO	5.000%	7/1/38	60	62
	Los Angeles CA Unified School District GO	5.000%	7/1/38	2,000	2,193
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,315	2,306
	Los Angeles CA Unified School District GO	5.000%	7/1/39	4,540	4,991
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,830	1,807
	Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,075
	Los Angeles CA Unified School District GO	5.000%	7/1/40	3,875	4,215
	Los Angeles CA Unified School District GO	5.250%	7/1/40	3,090	3,398
	Los Angeles CA Unified School District GO	5.000%	7/1/41	2,015	2,170
	Los Angeles CA Unified School District GO	5.000%	7/1/41	1,575	1,709
	Los Angeles CA Unified School District GO	5.000%	7/1/42	4,835	5,205
	Los Angeles CA Unified School District GO	5.250%	7/1/42	20,560	21,106
	Los Angeles CA Unified School District GO	4.000%	7/1/44	4,130	3,964
	Los Angeles CA Unified School District GO	4.000%	7/1/44	330	310
	Los Angeles CA Unified School District GO	3.000%	7/1/45	25	19
	Los Angeles CA Unified School District GO	5.000%	7/1/45	4,040	4,282
	Los Angeles CA Unified School District GO	2.625%	7/1/46	2,000	1,380
	Los Angeles CA Unified School District GO	4.000%	7/1/46	185	174
	Los Angeles CA Unified School District GO	5.250%	7/1/47	7,750	8,199
	Los Angeles CA Unified School District GO	5.250%	7/1/48	6,160	6,545
	Los Angeles CA Unified School District GO	4.000%	7/1/49	6,175	5,694
[8]	Los Angeles CA Unified School District GO	5.000%	7/1/49	9,000	9,424
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	40	40
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	640	640
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	310	317
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	280	297
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	505	535
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	85	93
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5	6
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	55	61
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,415
[8]	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/41	1,000	1,080
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,237
[8]	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	2,500	2,666
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	250
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/47	815	845
	Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/47	50	51
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,076
[8]	Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/50	8,485	9,073
[8]	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/55	3,140	3,266
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/49	2,000	2,130
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/54	2,000	2,111
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/57	4,500	4,740
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,160
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	5,350	5,002
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/51	10,000	10,221
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/38	1,690	1,887
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	600	613
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	140	146
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	925	984
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	620	670
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	335	363
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	760	834
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	405	447
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,070	1,192
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,445	1,585
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	165	185
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,260	3,308
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,460	3,784
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	315	355
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	545	609
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	115	117
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,905	3,166
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	6,760	6,976
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	365	405
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	205	211
17

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	3,335	3,623
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,055	10,360
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	475	500
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	270	272
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	1,370	1,481
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,865	1,891
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,440	1,548
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	600	628
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	130	134
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	410	408
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,660	1,777
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,560	1,577
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	80	83
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	3,190	3,182
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,340	1,374
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	125	130
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,085	1,113
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/39	1,125	1,113
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	120	124
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,725	5,848
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	600	612
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	10,045	10,317
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	5,420	5,132
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,185	3,274
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,000	5,160
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	12,480	11,459
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/49	5,000	5,403
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,650	1,741
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/53	7,000	7,395
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/53	1,960	2,113
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	250	255
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	20	21
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	350	377
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	210	226
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5	5
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	270	294
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,095	1,180
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	640	688
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,085	4,430
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,765	1,889
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	515	557
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	5,185	5,526
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	490	528
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,375	1,449
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	670	703
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,690	1,764
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	10,125	10,112
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	4,095	4,258
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	3,270	3,211
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	215	223
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,995	2,019
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,625	2,685
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	10,540	10,891
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	15,255	14,095
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	290	268
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	12,125	12,695
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	6,150	6,226
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	3,285	3,289
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	905	906
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	495	495
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,340	1,359
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	415	421
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,175	1,210
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,235	1,272
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,245	1,290
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	455	472
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,070	1,109
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	380	397
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	310	324
18

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	2,180	2,280
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,038
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	2,675	2,820
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,755	1,850
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	1,430	1,483
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	945	1,004
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	410	424
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,660	7,947
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	440	469
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	5,555	5,713
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	240	248
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	790	846
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	150	152
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,890	2,027
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,505	1,538
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,052
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	365	371
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,500	3,678
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	120	122
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	5,000	5,230
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	3,265	3,305
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	6,110	6,381
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	6,865	7,200
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,800	2,867
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	400	412
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	590	615
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	585	585
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,655	1,686
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	5,590	5,714
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	9,395	9,537
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,010	1,033
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,405	3,496
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	17,080	17,185
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,010
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	7,080	7,114
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,945	2,963
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	280	285
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,245	5,332
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	550	561
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	3,545	3,552
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,480	7,536
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,725	6,773
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,575	2,612
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	3,265	3,314
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,000	2,032
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	125	125
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,465	1,467
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,855	1,863
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	315	317
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	3,595	3,636
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	4,000	4,048
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,013
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	675	677
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	4,300	4,330
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	4,210	4,227
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	6,620	6,652
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	5,610	5,605
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	635	635
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	2,545	2,552
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	150	150
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	515	516
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	7,105	7,166
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	6,000	5,965
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	7,700	7,705
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	6,700	6,625
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	8,285	8,193
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,000	6,922
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	470	467
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	3,000	3,040
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/54	6,000	6,083
19

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.650%	5/1/25	47,950	47,950
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	400	401
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	75	75
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	595	599
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	115	123
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	950	1,013
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	355	363
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,085	5,182
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	840	868
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	385	396
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	95	98
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,070	1,096
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	200	206
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,035	3,093
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,665	2,716
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	305	313
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	2,985	2,985
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,795	1,820
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,815	3,836
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	150	154
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	255	259
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	145	148
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,635	1,638
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,146
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,605	5,605
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	80	80
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	4,895	4,509
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	11,135	11,176
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	6,095	6,095
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	1,875	1,875
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	4,385	4,002
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	4,185	4,161
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	8,415	8,367
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	4,700	4,766
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	490	494
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	845	868
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,410	1,446
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,660	2,721
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	70	71
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	9,160	9,165
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	2,995	2,951
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,498
[8]	Manteca Unified School District GO	5.250%	8/1/50	3,850	4,120
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/25	340	339
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,005	2,010
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	890	880
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/27	575	562
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	185	194
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	95	100
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/27	130	137
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	20,370	20,332
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	280	301
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	105	115
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	20	22
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	515	555
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	575	619
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	185	197
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/35	890	947
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,285
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,054
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,710	8,231
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	5,185	5,503
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/48	825	873
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/49	2,175	2,312
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/49	4,605	4,760
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/53	110	116
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	6,500	6,803
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/31	12,630	13,560
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	110	110
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/48	1,900	2,016
20

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montebello Unified School District GO	4.000%	8/1/46	1,500	1,398
[5]	Moreno Valley CA Unified School District GO	0.000%	8/1/25	4,025	3,990
	Mount San Antonio Community College District GO	5.875%	8/1/28	5,000	5,384
	Mount San Antonio Community College District GO	5.000%	8/1/44	170	178
	Mount San Antonio Community College District GO	0.000%	8/1/45	6,670	2,583
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,200	2,268
	Mount San Antonio Community College District GO	4.000%	8/1/46	1,500	1,415
	Mount San Antonio Community College District GO	4.000%	8/1/49	1,615	1,502
	Mount San Antonio Community College District GO	4.000%	8/1/49	4,600	4,277
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	250	241
	Mount San Jacinto Community College District GO	4.000%	8/1/43	16,710	16,134
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	315	320
[3]	Napa Valley Unified School District GO	4.000%	8/1/44	5,365	5,162
[9]	New Haven Unified School District GO	0.000%	8/1/33	325	244
[9]	New Haven Unified School District GO	0.000%	8/1/34	495	355
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	218
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	265
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	396
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	485	490
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	513
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	35	40
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	225	257
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/33	505	566
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/37	5,000	5,656
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	1,170	656
	Oakland CA GO	3.000%	1/15/50	4,225	3,009
	Oakland CA GO	5.500%	7/15/53	1,715	1,851
[3]	Orange County CA Ocean View School District GO	2.375%	8/1/50	2,660	1,621
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	50	53
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41	765	802
	Orange County Water District Water Revenue	4.000%	8/15/41	165	161
	Oxnard Union High School District GO	4.000%	8/1/47	4,790	4,482
	Palo Alto Unified School District GO	3.250%	8/1/42	11,520	9,966
	Palomar Community College District GO	4.000%	8/1/45	3,780	3,552
	Palomar Community College District GO, Prere.	4.000%	8/1/25	120	120
	Pasadena Area Community College District GO	5.000%	8/1/48	2,970	3,135
	Pasadena Area Community College District GO	4.000%	8/1/52	2,780	2,597
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	1,525	1,570
	Peralta Community College District GO	4.000%	8/1/39	40	40
	Peralta Community College District GO	5.000%	8/1/50	2,500	2,629
	Peralta Community College District GO	5.000%	8/1/54	2,500	2,615
	Peralta Community College District GO, Prere.	4.000%	8/1/25	5,350	5,361
	Perris Union CA High School District GO	3.000%	9/1/45	40	31
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	3,015	1,106
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	158
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,430	6,959
	Pleasanton Unified School District GO	4.000%	8/1/52	3,000	2,760
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/26	1,065	1,095
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/26	3,500	3,549
	Poway Unified School District GO	0.000%	8/1/32	140	109
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,599
	Poway Unified School District GO	0.000%	8/1/35	3,690	2,505
	Poway Unified School District GO	0.000%	8/1/36	1,000	645
	Poway Unified School District GO	0.000%	8/1/37	3,025	1,851
	Poway Unified School District GO	0.000%	8/1/38	2,000	1,157
	Poway Unified School District GO	0.000%	8/1/40	12,450	6,488
	Poway Unified School District GO	0.000%	8/1/46	7,325	2,619
	Redlands Unified School District GO	5.000%	7/1/50	3,340	3,523
	Redlands Unified School District GO	5.000%	7/1/54	2,715	2,850
	Rio Hondo CA Community College District GO	6.850%	8/1/42	3,550	4,402
	Rio Hondo CA Community College District GO	0.000%	8/1/43	5,000	2,110
	Rio Hondo CA Community College District GO	0.000%	8/1/44	5,000	1,997
	Rio Hondo CA Community College District GO	0.000%	8/1/45	5,000	1,893
	Rio Hondo CA Community College District GO	5.250%	8/1/55	2,200	2,338
[3]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/47	195	185
[3]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/52	9,030	9,178
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,095
	Riverside CA Sewer Revenue	5.000%	8/1/40	335	336
	Riverside Community College District GO	4.000%	8/1/50	8,695	8,141
	Riverside Community College District GO	4.000%	8/1/54	4,855	4,501
21

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	330	332
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	2,815	2,847
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	620	601
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	3,695	3,539
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	855	808
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,151
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,060
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	3,520	3,189
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,625	4,829
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	1,000	1,047
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	2,695	2,819
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	1,905	1,990
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/35	175	182
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/36	1,250	1,258
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	1,020	1,058
	Riverside Unified School District GO	4.000%	8/1/42	5,105	4,816
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,435	1,192
[3]	Sacramento CA City Unified School District GO	0.000%	7/1/30	4,515	3,773
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	505
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,196
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	11,941
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	7,555	7,572
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	6,040	6,590
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	387
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/49	2,430	2,530
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/49	3,410	3,622
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/54	2,915	2,993
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/54	8,615	9,031
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	660	706
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	5,020	5,257
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,560	2,667
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/48	195	206
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/49	6,000	6,340
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	5,913
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/54	7,525	7,929
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	360	386
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/32	55	63
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	275	316
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/35	85	96
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/36	220	247
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/37	110	123
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/38	75	83
[3]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,650	5,107
	San Bernardino Community College District GO	4.125%	8/1/49	1,015	965
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	280	288
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	5,320	5,363
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	155	160
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	1,605	1,692
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	15,450	15,613
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,368
	San Diego CA Unified School District GO	5.000%	7/1/25	4,800	4,812
	San Diego CA Unified School District GO	5.000%	7/1/26	5,080	5,094
	San Diego CA Unified School District GO	5.000%	7/1/26	2,000	2,045
[3]	San Diego CA Unified School District GO	5.500%	7/1/26	15	15
	San Diego CA Unified School District GO	5.000%	7/1/27	85	85
	San Diego CA Unified School District GO	5.000%	7/1/27	2,000	2,095
[3]	San Diego CA Unified School District GO	5.500%	7/1/27	215	228
	San Diego CA Unified School District GO	5.000%	7/1/28	1,075	1,147
	San Diego CA Unified School District GO	4.000%	7/1/29	1,515	1,531
	San Diego CA Unified School District GO	5.000%	7/1/29	20	22
	San Diego CA Unified School District GO	5.000%	7/1/29	3,000	3,260
	San Diego CA Unified School District GO	0.000%	7/1/30	105	88
	San Diego CA Unified School District GO	0.000%	7/1/30	100	84
	San Diego CA Unified School District GO	5.000%	7/1/30	50	55
	San Diego CA Unified School District GO	0.000%	7/1/31	430	348
	San Diego CA Unified School District GO	0.000%	7/1/31	1,270	1,030
	San Diego CA Unified School District GO	0.000%	7/1/35	1,000	688
	San Diego CA Unified School District GO	0.000%	7/1/36	340	223
	San Diego CA Unified School District GO	0.000%	7/1/36	895	579
	San Diego CA Unified School District GO	0.000%	7/1/37	1,570	981
22

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	0.000%	7/1/38	170	101
	San Diego CA Unified School District GO	0.000%	7/1/39	1,595	901
	San Diego CA Unified School District GO	0.000%	7/1/40	1,000	536
	San Diego CA Unified School District GO	0.000%	7/1/41	4,850	2,457
	San Diego CA Unified School District GO	5.000%	7/1/41	2,500	2,840
	San Diego CA Unified School District GO	3.125%	7/1/42	3,085	2,589
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	539
	San Diego CA Unified School District GO	5.000%	7/1/43	60	64
	San Diego CA Unified School District GO	0.000%	7/1/44	5,750	2,488
	San Diego CA Unified School District GO	0.000%	7/1/45	1,775	728
	San Diego CA Unified School District GO	0.000%	7/1/45	900	369
	San Diego CA Unified School District GO	2.000%	7/1/45	8,000	5,058
	San Diego CA Unified School District GO	2.250%	7/1/45	100	67
	San Diego CA Unified School District GO	4.000%	7/1/45	245	245
	San Diego CA Unified School District GO	4.000%	7/1/45	535	504
	San Diego CA Unified School District GO	4.000%	7/1/45	5	5
	San Diego CA Unified School District GO	4.000%	7/1/46	5,295	4,981
	San Diego CA Unified School District GO	4.000%	7/1/46	10,040	9,445
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,205
	San Diego CA Unified School District GO	4.000%	7/1/47	12,720	11,922
	San Diego CA Unified School District GO	3.250%	7/1/48	11,080	8,967
	San Diego CA Unified School District GO	5.000%	7/1/48	6,245	6,532
	San Diego CA Unified School District GO	4.000%	7/1/49	700	654
	San Diego CA Unified School District GO	5.000%	7/1/49	1,555	1,631
	San Diego CA Unified School District GO	3.000%	7/1/50	6,395	4,809
	San Diego CA Unified School District GO	4.000%	7/1/50	1,000	932
	San Diego CA Unified School District GO	4.250%	7/1/52	3,485	3,409
	San Diego CA Unified School District GO	4.000%	7/1/53	17,075	15,982
	San Diego CA Unified School District GO	4.000%	7/1/53	18,140	16,979
	San Diego CA Unified School District GO	5.000%	7/1/53	3,200	3,324
	San Diego CA Unified School District GO	4.000%	7/1/54	5,135	4,793
[4]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	194
[4]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	12,695	9,681
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	15,100	14,943
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,137
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	385	322
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	515	431
	San Diego CA Unified School District GO, ETM	0.000%	7/1/31	1,040	840
	San Diego Community College District GO	4.000%	8/1/50	6,000	5,611
	San Diego Community College District GO	5.000%	8/1/55	13,500	14,197
	San Diego Community College District GO, Prere.	4.000%	8/1/26	230	234
	San Diego Community College District GO, Prere.	4.000%	8/1/26	245	249
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,340	1,377
	San Diego Community College District GO, Prere.	5.000%	8/1/26	200	206
	San Diego Community College District GO, Prere.	5.000%	8/1/26	2,150	2,210
	San Diego County CA COP	5.000%	10/1/48	3,745	3,919
	San Diego County CA COP	5.000%	10/1/53	3,775	3,928
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	730	768
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	110	115
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,945	1,969
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	4,300	4,399
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	245
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/46	200	205
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,750	1,767
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	645	659
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	5,350	4,758
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/32	195	221
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	140	160
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	350	394
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	75	84
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	250	278
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	705	710
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	15,385	15,461
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	2,225	2,361
	San Diego County Water Authority Water Revenue	5.000%	5/1/32	130	145
	San Diego County Water Authority Water Revenue	4.000%	5/1/33	130	135
	San Diego County Water Authority Water Revenue	4.000%	5/1/34	1,530	1,585
	San Diego County Water Authority Water Revenue	4.000%	5/1/35	280	288
	San Diego County Water Authority Water Revenue	4.000%	5/1/36	815	831
	San Diego County Water Authority Water Revenue	4.000%	5/1/37	350	354
23

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Water Authority Water Revenue	4.000%	5/1/38	110	110
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,610	5,845
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	2,330	2,378
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/49	4,660	3,524
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	5,450	5,074
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	10	10
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/48	4,000	3,764
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/49	7,025	7,283
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	50	46
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	4,020	4,206
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/54	3,620	3,733
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	40	40
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	505	516
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	195	196
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	360	370
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	600	612
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	380	387
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	5,230	5,230
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	503
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	7,235	7,165
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/36	85	87
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	4,500	4,510
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	3,175	2,762
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/40	25	27
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/42	5,300	4,419
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,500	3,323
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	8,114
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/47	8,600	8,088
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	5,000	5,022
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	1,170	864
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	5,625	4,130
[2]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	6,315	4,678
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/52	10,640	10,179
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,940	4,695
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/28	500	503
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/42	2,170	2,032
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/45	6,090	5,692
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,025
	San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,084
	San Francisco CA City & County GO	5.000%	6/15/30	3,125	3,436
	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,434
	San Francisco CA City & County GO	4.000%	6/15/32	35	36
	San Francisco CA City & County GO	5.000%	6/15/32	25	28
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	3,135	3,230
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,615	1,662
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	3,000	3,267
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	3,000	3,318
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	3,000	3,429
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	20,060	20,064
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	3,000	3,444
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/35	10,000	10,002
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	3,505	3,501
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	3,080	3,433
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/37	3,095	3,418
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	2,920	2,874
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	1,000	989
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,405	1,370
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	5,260	4,789
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	2,950	2,686
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,295	6,453
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	1,055	1,068
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,190
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	1,030	1,051
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	120	122
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	145	155
24

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	190	209
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	260	276
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	105	111
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	1,725	1,824
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	1,645	1,733
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	3,040	3,182
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/41	3,000	3,224
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	15	16
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	1,020	1,025
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	12,835	12,951
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	3,380	3,423
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	7,490	7,624
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	7,450	7,752
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	9,705	9,983
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/53	4,030	4,182
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	4,000	4,129
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	235	247
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	620	663
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	330	365
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	900	1,008
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	240	272
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	85	96
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	70	78
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	140	156
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,620	2,467
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	70	72
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	205	214
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	220	228
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/47	3,000	2,758
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/48	1,825	1,663
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/49	3,215	3,353
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	95	86
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/51	165	148
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/54	15,725	16,325
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	8,175	8,437
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	20,000	19,731
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/28	5	5
	San Francisco Community College District GO	4.000%	6/15/45	1,075	1,006
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	260	240
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,700	9,675
	San Francisco Unified School District GO	5.000%	6/15/27	21,095	21,939
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	3,000	3,049
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	218
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	1,165	1,267
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	3,465	3,506
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	4,395	4,396
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	4,335	4,336
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	3,998	3,564
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	2,135	2,092
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	114
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	370	342
	San Jose CA GO	5.000%	9/1/45	10,000	10,281
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	1,670	1,766
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	6,225	6,512
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/25	1,020	1,024
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/27	50	52
25

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/35	4,870	5,028
	San Jose Unified School District GO	5.000%	8/1/32	25	25
	San Juan Unified School District GO	4.000%	8/1/46	3,655	3,427
	San Marcos Unified School District GO	0.000%	8/1/51	1,000	299
	San Mateo County Community College District GO	5.000%	9/1/45	8,090	8,321
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	30	30
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	9,000	9,271
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	12,350	9,543
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	950	581
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	7,610	7,755
	San Mateo Union High School District GO	4.000%	9/1/34	800	800
	San Mateo Union High School District GO	2.125%	9/1/48	700	415
[4]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	1,120	1,143
[4]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	150	114
[3]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/49	1,000	1,006
[3]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/52	85	85
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	122
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	1,450	734
	Santa Clara County CA GO	4.000%	8/1/37	10,000	10,023
	Santa Clara County CA GO	3.500%	8/1/38	85	76
	Santa Clara County CA GO	3.250%	8/1/39	1,120	1,004
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/37	80	70
	Santa Clara Unified School District GO	3.500%	7/1/42	165	145
	Santa Clara Unified School District GO	3.250%	7/1/44	11,170	9,165
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	30	31
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	330	351
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/29	150	163
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	190	209
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/31	105	118
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/32	60	68
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	240	274
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	130	148
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	560	632
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	165	185
	Santa Clara Valley Water District (Water Utility System Improvement Projects) COP	4.000%	6/1/26	450	456
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,100	1,104
	Santa Monica Community College District GO	5.000%	8/1/43	1,570	1,617
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/49	25	19
	Santa Rosa High School District GO	5.000%	8/1/53	8,285	8,691
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/44	400	276
[3]	Selma Unified School District GO	3.000%	8/1/49	2,100	1,591
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/26	135	131
	South San Francisco Unified School District GO	4.000%	9/1/48	30	29
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	670	671
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/35	200	213
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/36	30	32
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/53	7,695	7,823
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/28	1,035	1,075
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	250	262
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	1,295	1,370
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/49	4,870	4,878
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/49	4,565	4,655
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/41	5,025	5,036
	Southwestern Community College District GO	3.000%	8/1/41	1,355	1,112
	Southwestern Community College District GO	0.000%	8/1/46	320	119
[2]	Southwestern Community College District GO	2.500%	8/1/46	1,000	680
	Southwestern Community College District GO	4.000%	8/1/46	12,325	11,593
	Southwestern Community College District GO	4.000%	8/1/47	6,715	6,276
	State Center Community College District GO	5.000%	8/1/47	3,785	3,931
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	1,740	1,645
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,760	4,439
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/52	1,000	635
[3]	Sweetwater Union High School District GO	3.375%	8/1/40	25	22
	Sweetwater Union High School District GO	4.000%	8/1/42	17,125	16,296
[3]	Sweetwater Union High School District GO	0.000%	8/1/46	2,250	756
26

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sweetwater Union High School District GO	5.000%	8/1/52	6,000	6,282
	Torrance Unified School District GO	0.000%	8/1/34	4,055	2,567
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,020	1,039
[3]	Twin Rivers Unified School District GO	0.000%	8/1/41	375	173
[3]	Twin Rivers Unified School District GO	0.000%	8/1/44	840	344
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/30	5,000	5,459
	University of California College & University Revenue	5.000%	5/15/25	115	115
	University of California College & University Revenue	5.000%	5/15/25	140	140
	University of California College & University Revenue	5.000%	5/15/26	1,135	1,136
	University of California College & University Revenue	5.000%	5/15/26	15	15
	University of California College & University Revenue	5.000%	5/15/26	11,800	12,057
	University of California College & University Revenue	5.000%	5/15/26	4,545	4,644
	University of California College & University Revenue	5.000%	5/15/27	4,095	4,098
	University of California College & University Revenue	5.000%	5/15/27	7,240	7,544
	University of California College & University Revenue	5.000%	5/15/27	60	63
	University of California College & University Revenue	5.000%	5/15/27	50	52
	University of California College & University Revenue	5.000%	5/15/28	620	620
	University of California College & University Revenue	5.000%	5/15/28	25	27
	University of California College & University Revenue	5.000%	5/15/28	3,315	3,516
	University of California College & University Revenue	5.000%	5/15/28	8,150	8,645
	University of California College & University Revenue	3.250%	5/15/29	1,890	1,890
	University of California College & University Revenue	5.000%	5/15/29	2,885	3,111
	University of California College & University Revenue	5.000%	5/15/29	1,950	2,020
	University of California College & University Revenue	5.000%	5/15/29	15,000	16,175
	University of California College & University Revenue	5.000%	5/15/29	4,350	4,691
	University of California College & University Revenue	3.250%	5/15/30	510	510
	University of California College & University Revenue	5.000%	5/15/30	1,015	1,050
	University of California College & University Revenue	5.000%	5/15/30	21,070	23,017
	University of California College & University Revenue	5.000%	5/15/30	9,725	10,624
	University of California College & University Revenue	5.000%	5/15/31	210	210
	University of California College & University Revenue	5.000%	5/15/31	35	39
	University of California College & University Revenue	5.000%	5/15/31	2,500	2,762
	University of California College & University Revenue	5.000%	5/15/31	135	149
	University of California College & University Revenue	5.000%	5/15/31	8,460	9,346
	University of California College & University Revenue	5.000%	5/15/32	725	760
	University of California College & University Revenue	5.000%	5/15/32	860	861
	University of California College & University Revenue	5.000%	5/15/32	75	81
	University of California College & University Revenue	5.000%	5/15/32	825	852
	University of California College & University Revenue	5.000%	5/15/32	665	741
	University of California College & University Revenue	5.000%	5/15/32	1,300	1,449
	University of California College & University Revenue	5.000%	5/15/32	10,000	11,150
	University of California College & University Revenue	4.000%	5/15/33	130	131
	University of California College & University Revenue	5.000%	5/15/33	6,390	6,688
	University of California College & University Revenue	5.000%	5/15/33	3,195	3,585
	University of California College & University Revenue	5.000%	5/15/33	370	400
	University of California College & University Revenue	5.000%	5/15/33	2,645	2,968
	University of California College & University Revenue	5.000%	5/15/33	2,550	2,861
	University of California College & University Revenue	5.000%	5/15/33	10,340	11,603
	University of California College & University Revenue	4.000%	5/15/34	15	15
	University of California College & University Revenue	5.000%	5/15/34	20	22
	University of California College & University Revenue	5.000%	5/15/34	3,165	3,532
	University of California College & University Revenue	5.000%	5/15/34	6,000	6,770
	University of California College & University Revenue	4.000%	5/15/35	55	55
	University of California College & University Revenue	5.000%	5/15/35	680	709
	University of California College & University Revenue	5.000%	5/15/35	195	209
	University of California College & University Revenue	5.000%	5/15/35	50	55
	University of California College & University Revenue	5.000%	5/15/35	14,015	15,511
	University of California College & University Revenue	5.000%	5/15/35	390	432
	University of California College & University Revenue	5.000%	5/15/35	10,375	11,600
	University of California College & University Revenue	5.000%	5/15/35	12,190	13,630
	University of California College & University Revenue	5.000%	5/15/35	3,980	4,494
	University of California College & University Revenue	5.000%	5/15/36	3,875	3,971
	University of California College & University Revenue	5.000%	5/15/36	85	88
	University of California College & University Revenue	5.000%	5/15/36	360	384
	University of California College & University Revenue	5.000%	5/15/36	425	462
	University of California College & University Revenue	5.000%	5/15/36	7,450	8,278
	University of California College & University Revenue	5.000%	5/15/36	2,130	2,367
	University of California College & University Revenue	5.000%	5/15/36	5,005	5,612
	University of California College & University Revenue	4.000%	5/15/37	635	640
	University of California College & University Revenue	5.000%	5/15/37	95	97
27

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/37	10,145	11,197
University of California College & University Revenue	5.000%	5/15/37	9,575	10,568
University of California College & University Revenue	5.000%	5/15/37	10,000	11,132
University of California College & University Revenue	5.000%	5/15/38	25	26
University of California College & University Revenue	5.000%	5/15/38	175	185
University of California College & University Revenue	5.000%	5/15/38	8,060	8,158
University of California College & University Revenue	5.000%	5/15/38	125	136
University of California College & University Revenue	5.000%	5/15/38	10,155	11,154
University of California College & University Revenue	5.000%	5/15/38	10,000	11,074
University of California College & University Revenue	5.000%	5/15/38	555	615
University of California College & University Revenue	5.000%	5/15/39	1,300	1,374
University of California College & University Revenue	5.000%	5/15/39	1,000	1,077
University of California College & University Revenue	5.000%	5/15/39	1,325	1,439
University of California College & University Revenue	5.000%	5/15/39	6,865	7,516
University of California College & University Revenue	5.000%	5/15/39	10,570	11,573
University of California College & University Revenue	5.000%	5/15/40	5,580	6,056
University of California College & University Revenue	5.000%	5/15/40	6,445	7,045
University of California College & University Revenue	5.500%	5/15/40	10,735	11,971
University of California College & University Revenue	5.000%	5/15/41	2,410	2,521
University of California College & University Revenue	5.000%	5/15/41	1,340	1,443
University of California College & University Revenue	5.000%	5/15/42	1,180	1,229
University of California College & University Revenue	5.000%	5/15/42	1,000	1,056
University of California College & University Revenue	5.000%	5/15/42	5,005	5,319
University of California College & University Revenue	5.000%	5/15/42	8,000	8,554
University of California College & University Revenue	5.250%	5/15/42	720	735
University of California College & University Revenue	5.000%	5/15/43	19,005	19,411
University of California College & University Revenue	5.000%	5/15/43	5,420	5,624
University of California College & University Revenue	5.000%	5/15/43	9,070	9,590
University of California College & University Revenue	5.000%	5/15/43	2,020	2,148
University of California College & University Revenue	5.000%	5/15/43	5,900	6,273
University of California College & University Revenue	5.000%	5/15/44	2,700	2,855
University of California College & University Revenue	5.000%	5/15/44	3,500	3,718
University of California College & University Revenue	4.000%	5/15/45	4,795	4,540
University of California College & University Revenue	4.000%	5/15/46	4,645	4,377
University of California College & University Revenue	5.000%	5/15/46	17,865	17,984
University of California College & University Revenue	4.000%	5/15/47	11,965	11,234
University of California College & University Revenue	5.000%	5/15/47	490	495
University of California College & University Revenue	5.250%	5/15/47	4,080	4,147
University of California College & University Revenue	4.000%	5/15/48	1,300	1,205
University of California College & University Revenue	5.000%	5/15/48	10,715	10,894
University of California College & University Revenue	2.500%	5/15/50	2,950	1,853
University of California College & University Revenue	4.000%	5/15/50	2,715	2,512
University of California College & University Revenue	4.000%	5/15/51	5,000	4,591
University of California College & University Revenue	5.000%	5/15/52	4,605	4,765
University of California College & University Revenue	5.000%	5/15/53	15,600	16,316
University of California College & University Revenue	5.000%	5/15/54	16,410	17,128
University of California College & University Revenue	4.000%	5/15/55	4,760	4,349
University of California College & University Revenue	5.250%	5/15/55	8,000	8,542
University of California College & University Revenue	5.250%	5/15/58	6,725	6,880
University of California College & University Revenue (Limited Project)	5.000%	5/15/27	150	150
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	2,835	2,837
University of California College & University Revenue (Limited Project)	5.000%	5/15/29	5,380	5,384
University of California College & University Revenue (Limited Project)	5.000%	5/15/30	680	680
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	160	160
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	1,175	1,176
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	305	315
University of California College & University Revenue (Limited Project)	4.000%	5/15/33	15	15
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	615	633
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	45	49
University of California College & University Revenue (Limited Project)	4.000%	5/15/34	55	55
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	395	430
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	125	128
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	355	384
University of California College & University Revenue (Limited Project)	4.000%	5/15/36	1,095	1,094
University of California College & University Revenue (Limited Project)	4.000%	5/15/36	85	86
University of California College & University Revenue (Limited Project)	5.000%	5/15/36	270	277
University of California College & University Revenue (Limited Project)	4.000%	5/15/37	10,730	10,826
University of California College & University Revenue (Limited Project)	4.000%	5/15/39	1,000	991
University of California College & University Revenue (Limited Project)	5.000%	5/15/40	1,305	1,306
University of California College & University Revenue (Limited Project)	5.000%	5/15/42	26,310	26,709
28

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	195	199
	University of California College & University Revenue (Limited Project)	4.000%	5/15/46	3,025	2,838
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	16,320	16,852
	University of California College & University Revenue (Limited Project)	4.000%	5/15/47	10,720	9,990
	University of California College & University Revenue (Limited Project)	5.000%	5/15/47	16,170	16,340
	University of California College & University Revenue (Limited Project)	4.000%	5/15/48	7,460	6,916
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	14,015	10,518
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	2,270	2,066
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	13,735	13,940
	University of California College & University Revenue (Limited Project), ETM	5.000%	5/15/25	565	565
	Upland Unified School District GO	0.000%	8/1/50	2,300	732
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,480
[3]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,003
[3]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,626
	Ventura County Community College District GO	3.125%	8/1/31	590	581
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,860	2,959
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,702
[9]	West Contra Costa Unified School District GO	0.000%	8/1/32	1,595	1,254
[5]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	699
[3]	West Contra Costa Unified School District GO	3.000%	8/1/51	4,890	3,576
[2]	West Contra Costa Unified School District GO	4.000%	8/1/54	970	917
[2]	West Contra Costa Unified School District GO	5.000%	8/1/54	3,365	3,525
	West Valley-Mission Community College District GO	4.000%	8/1/40	1,435	1,388
	Westside Union School District GO	0.000%	8/1/40	355	178
	Westside Union School District GO	0.000%	8/1/45	265	103
[3]	William S Hart Union High School District GO	0.000%	9/1/28	1,385	1,242
	William S Hart Union High School District GO	0.000%	8/1/33	1,450	1,081
[3]	William S Hart Union High School District GO	0.000%	8/1/34	730	524
[3]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	998
	William S Hart Union High School District GO	3.500%	8/1/38	385	362
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	220	221
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	1,100	1,105
					6,508,111
Colorado (1.3%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	2,170	2,346
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	8,825	9,015
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	1,625	1,659
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,690	8,724
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/47	5,985	6,228
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/48	2,500	2,599
	Adams 12 Five Star Schools GO	5.000%	12/15/33	4,005	4,081
	Adams 12 Five Star Schools GO	5.000%	12/15/34	1,000	1,018
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	300	309
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	5,000	5,158
	Adams County CO COP	4.000%	12/1/45	12,930	11,881
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,110
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/42	1,010	1,098
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	6,435	6,730
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/38	10	10
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,435	1,471
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,560	3,649
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,725	2,793
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,333
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	20,000	21,245
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	9/15/47	2,030	2,045
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/25	1,545	1,563
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/26	10,000	10,328
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/42	50	51
[3]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/49	3,000	3,158
[8,9]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/50	3,500	3,633
[8,9]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/54	8,500	8,812
[3]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.500%	12/1/54	4,050	4,308
	Colorado COP	5.000%	12/15/30	3,925	4,116
	Colorado COP	5.000%	12/15/31	3,385	3,667
	Colorado COP	5.000%	12/15/31	660	691
	Colorado COP	5.000%	12/15/32	4,070	4,245
	Colorado COP	5.000%	12/15/33	595	639
	Colorado COP	4.000%	12/15/34	1,095	1,097
	Colorado COP	5.000%	12/15/34	2,265	2,449
29

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado COP	4.000%	12/15/35	7,900	7,842
	Colorado COP	3.000%	12/15/36	2,375	2,044
	Colorado COP	3.000%	12/15/37	220	190
	Colorado COP	4.000%	12/15/37	320	313
	Colorado COP	5.000%	3/15/38	200	204
	Colorado COP	4.000%	12/15/38	1,210	1,167
	Colorado COP	4.000%	12/15/38	6,040	5,919
	Colorado COP	6.000%	12/15/38	2,110	2,433
	Colorado COP	4.000%	12/15/39	4,055	3,939
	Colorado COP	6.000%	12/15/39	11,755	13,479
	Colorado COP	6.000%	12/15/40	8,835	10,109
	Colorado COP	6.000%	12/15/41	5,950	6,745
	Colorado COP	4.000%	3/15/44	200	184
	Colorado COP	4.000%	3/15/46	11,940	10,715
	Colorado COP	5.000%	11/1/49	7,250	7,529
	Colorado COP	5.000%	11/1/53	2,500	2,583
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	785
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	1,060	1,068
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	485	485
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	4,250	4,142
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	5,000	4,862
	Colorado School of Mines College & University Revenue	5.250%	12/1/48	3,130	3,278
	Colorado School of Mines College & University Revenue	4.000%	12/1/49	2,500	2,225
	Colorado School of Mines College & University Revenue	5.000%	12/1/54	2,365	2,423
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	665
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	589
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	615
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	712
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	780
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	8,645	8,100
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	10,200	9,375
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/54	3,000	3,171
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	1,205	1,217
	Denver City & County Board of Water Commissioners Water Revenue	4.000%	9/15/42	1,000	947
	Denver City & County Board of Water Commissioners Water Revenue	2.100%	12/15/46	2,500	1,485
	Denver City & County School District No. 1 GO	5.000%	12/1/25	715	723
	Denver City & County School District No. 1 GO	4.000%	12/1/26	2,035	2,046
	Denver City & County School District No. 1 GO	4.000%	12/1/31	5,770	5,773
	Denver City & County School District No. 1 GO	5.000%	12/1/32	405	440
	Denver City & County School District No. 1 GO	5.250%	12/1/36	3,645	4,179
	Denver City & County School District No. 1 GO	5.000%	12/1/37	1,895	1,920
	Denver City & County School District No. 1 GO	5.250%	12/1/37	3,650	4,152
	Denver City & County School District No. 1 GO	5.000%	12/1/38	255	258
	Denver City & County School District No. 1 GO	4.000%	12/1/41	220	212
	Denver City & County School District No. 1 GO	5.000%	12/1/42	40	42
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,035	1,078
	Denver City & County School District No. 1 GO	5.500%	12/1/46	5,000	5,435
	Denver City & County School District No. 1 GO	5.500%	12/1/47	5,000	5,425
	Denver City & County School District No. 1 GO	5.500%	12/1/49	2,500	2,703
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	13,420	12,013
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	1,135	1,146
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	110	117
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	425	435
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	210	215
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/43	1,515	1,427
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/47	1,610	1,652
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	15	15
	Denver CO City & County GO	5.000%	8/1/26	2,250	2,308
	Denver CO City & County GO	5.000%	8/1/27	3,585	3,748
	Denver CO City & County GO	5.000%	8/1/30	1,065	1,168
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/44	540	543
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/46	12,560	11,362
[2]	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/46	4,465	4,027
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,226
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,801
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,696
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/38	5,500	2,922
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,247
30

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/26	1,900	1,963
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	1,295	1,382
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/43	3,440	3,644
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	2,370	2,341
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,250	1,281
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,400	3,768
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	855	704
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	155
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	1,000	602
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	190
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	2,963
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	298
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	80	71
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,049
[2]	Ebert Metropolitan District GO	5.000%	12/1/43	1,020	1,033
[2]	Ebert Metropolitan District GO	4.000%	12/1/48	9,955	8,830
	Jefferson County School District R-1 GO	5.000%	12/15/34	965	1,002
	Jefferson County School District R-1 GO	5.000%	12/15/35	3,005	3,111
	Jefferson County School District R-1 GO	5.000%	12/15/38	3,250	3,336
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,455	1,520
	Metro Water Recovery Sewer Revenue	2.500%	4/1/45	10,000	6,794
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/45	10,500	10,517
	Pueblo County CO (Jail Project) COP	4.500%	7/1/46	445	430
	Regional Transportation District COP	4.000%	6/1/40	530	530
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/33	1,250	1,285
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	4,780	4,913
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	73
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	2,620	2,748
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	2,365	2,481
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	510	552
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	1,300	1,408
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/31	500	555
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	688
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/37	3,020	3,319
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	14,555	14,628
	University of Colorado College & University Revenue	5.000%	10/1/28	10,000	10,648
	University of Colorado College & University Revenue	4.000%	6/1/43	5,265	4,914
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	100	98
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	585	602
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	1,010	1,039
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	12,315	12,613
	Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	4,699
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	1,985	2,037
	Weld County School District No. RE-4 GO	5.250%	12/1/41	5,000	5,086
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/54	2,000	2,068
	Westminster Public Schools GO	5.000%	12/1/49	3,460	3,602
					489,602
Connecticut (2.1%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	1,140	1,142
	Connecticut GO	5.000%	5/15/25	2,670	2,672
	Connecticut GO	5.000%	6/15/25	2,670	2,675
	Connecticut GO	5.000%	8/1/25	1,270	1,275
	Connecticut GO	5.000%	9/15/25	4,015	4,040
	Connecticut GO	5.000%	10/15/25	5,200	5,241
	Connecticut GO	5.000%	11/15/25	1,320	1,333
	Connecticut GO	5.000%	11/15/25	1,265	1,277
	Connecticut GO	5.000%	11/15/25	3,770	3,807
	Connecticut GO	4.000%	1/15/26	2,000	2,011
	Connecticut GO	5.000%	1/15/26	2,405	2,435
	Connecticut GO	5.000%	6/15/26	4,105	4,121
	Connecticut GO	5.000%	8/1/26	715	732
	Connecticut GO	5.000%	9/15/26	1,385	1,421
	Connecticut GO	5.000%	10/15/26	1,140	1,171
	Connecticut GO	5.000%	11/15/26	1,795	1,814
	Connecticut GO	5.000%	11/15/26	5,805	5,970
[8]	Connecticut GO	5.000%	12/1/26	18,500	19,036
	Connecticut GO	4.000%	1/15/27	1,615	1,639
	Connecticut GO	4.000%	1/15/27	1,875	1,903
	Connecticut GO	5.000%	1/15/27	1,000	1,031
31

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	4/15/27	2,755	2,854
	Connecticut GO	5.000%	4/15/27	3,295	3,413
	Connecticut GO	5.000%	5/15/27	710	723
	Connecticut GO	5.000%	6/15/27	1,035	1,039
	Connecticut GO	5.000%	6/15/27	4,005	4,164
	Connecticut GO	5.000%	8/15/27	655	670
	Connecticut GO	5.000%	9/15/27	1,920	2,005
	Connecticut GO	5.000%	10/15/27	205	210
	Connecticut GO	5.000%	11/15/27	2,320	2,338
	Connecticut GO	5.000%	11/15/27	360	377
	Connecticut GO	4.000%	1/15/28	200	204
	Connecticut GO	4.000%	1/15/28	11,070	11,294
	Connecticut GO	5.000%	1/15/28	1,225	1,286
[8]	Connecticut GO	5.000%	3/15/28	2,000	2,105
	Connecticut GO	5.000%	4/15/28	2,925	3,084
	Connecticut GO	5.000%	6/15/28	265	266
	Connecticut GO	5.000%	9/15/28	9,055	9,608
	Connecticut GO	5.000%	10/15/28	770	788
	Connecticut GO	5.000%	11/15/28	1,145	1,153
	Connecticut GO	5.000%	11/15/28	1,230	1,308
	Connecticut GO	5.000%	11/15/28	2,785	2,962
	Connecticut GO	5.000%	11/15/28	16,475	17,525
[8]	Connecticut GO	5.000%	12/1/28	9,000	9,577
	Connecticut GO	4.000%	1/15/29	160	164
	Connecticut GO	4.000%	1/15/29	1,245	1,276
	Connecticut GO	5.000%	1/15/29	5,635	6,009
	Connecticut GO	5.000%	1/15/29	3,230	3,444
[8]	Connecticut GO	5.000%	3/15/29	1,000	1,069
	Connecticut GO	5.000%	4/15/29	850	877
	Connecticut GO	5.000%	4/15/29	1,245	1,333
	Connecticut GO	5.000%	6/15/29	2,860	2,871
	Connecticut GO	5.000%	10/15/29	1,720	1,759
	Connecticut GO	3.250%	11/15/29	2,010	1,983
	Connecticut GO	5.000%	11/15/29	180	194
	Connecticut GO	4.000%	1/15/30	695	716
	Connecticut GO	5.000%	1/15/30	515	557
	Connecticut GO	5.000%	1/15/30	1,840	1,990
	Connecticut GO	5.000%	9/1/30	5,500	5,996
	Connecticut GO	5.000%	9/15/30	1,290	1,407
	Connecticut GO	5.000%	11/15/30	370	404
	Connecticut GO	5.000%	11/15/30	550	601
	Connecticut GO	5.000%	11/15/30	5,000	5,466
[8]	Connecticut GO	5.000%	12/1/30	2,570	2,810
	Connecticut GO	4.000%	1/15/31	360	372
	Connecticut GO	4.000%	1/15/31	1,770	1,830
	Connecticut GO	5.000%	1/15/31	1,395	1,503
	Connecticut GO	5.000%	1/15/31	3,275	3,586
	Connecticut GO	3.500%	4/15/31	50	50
	Connecticut GO	5.000%	4/15/31	1,530	1,628
	Connecticut GO	5.000%	6/15/31	145	146
	Connecticut GO	5.000%	8/1/31	5,175	5,702
	Connecticut GO	5.000%	9/15/31	1,270	1,401
	Connecticut GO	5.000%	10/15/31	185	188
	Connecticut GO	5.000%	11/15/31	20	20
	Connecticut GO	5.000%	11/15/31	45	50
	Connecticut GO	5.000%	11/15/31	165	182
	Connecticut GO	5.000%	11/15/31	5,005	5,530
	Connecticut GO	3.000%	1/15/32	8,675	8,254
	Connecticut GO	4.000%	1/15/32	25	26
	Connecticut GO	5.000%	1/15/32	1,000	1,074
	Connecticut GO	5.000%	1/15/32	4,325	4,787
	Connecticut GO	5.000%	3/15/32	980	991
	Connecticut GO	5.000%	4/15/32	530	543
	Connecticut GO	5.000%	4/15/32	300	318
	Connecticut GO	5.000%	6/15/32	2,235	2,243
	Connecticut GO	5.000%	8/1/32	2,580	2,869
	Connecticut GO	3.000%	10/15/32	470	445
	Connecticut GO	5.000%	11/15/32	170	171
	Connecticut GO	5.000%	11/15/32	310	345
	Connecticut GO	5.000%	11/15/32	1,315	1,465
32

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	11/15/32	4,000	4,458
	Connecticut GO	4.000%	1/15/33	45	46
	Connecticut GO	4.000%	1/15/33	1,095	1,114
	Connecticut GO	5.000%	4/15/33	6,700	6,861
	Connecticut GO	5.000%	4/15/33	3,265	3,451
	Connecticut GO	4.000%	6/15/33	25	25
	Connecticut GO	5.000%	10/15/33	2,800	2,847
	Connecticut GO	5.000%	11/15/33	80	89
[8]	Connecticut GO	5.000%	12/1/33	1,565	1,761
	Connecticut GO	3.000%	1/15/34	2,275	2,108
	Connecticut GO	4.000%	1/15/34	2,460	2,492
	Connecticut GO	4.000%	1/15/34	2,385	2,443
	Connecticut GO	5.000%	1/15/34	1,705	1,917
	Connecticut GO	5.000%	4/15/34	5,350	5,471
	Connecticut GO	5.000%	4/15/34	1,205	1,270
	Connecticut GO	5.000%	10/15/34	150	152
	Connecticut GO	5.000%	11/15/34	1,000	1,003
	Connecticut GO	5.000%	11/15/34	165	182
	Connecticut GO	3.000%	1/15/35	755	686
	Connecticut GO	4.000%	1/15/35	105	106
	Connecticut GO	4.000%	3/15/35	120	120
	Connecticut GO	5.000%	4/15/35	150	157
	Connecticut GO	5.000%	11/15/35	5,000	5,011
	Connecticut GO	4.000%	1/15/36	210	213
	Connecticut GO	5.000%	1/15/36	3,000	3,322
	Connecticut GO	4.000%	3/15/36	25	25
	Connecticut GO	5.000%	4/15/36	2,145	2,244
	Connecticut GO	4.000%	6/1/36	1,250	1,248
	Connecticut GO	3.375%	10/15/36	1,205	1,119
	Connecticut GO	5.000%	11/15/36	5,095	5,526
	Connecticut GO	5.000%	11/15/36	2,215	2,456
[8]	Connecticut GO	5.000%	3/15/37	2,500	2,771
	Connecticut GO	4.000%	4/15/37	105	104
	Connecticut GO	5.000%	11/15/37	175	188
	Connecticut GO	5.000%	11/15/37	11,000	12,100
	Connecticut GO	3.000%	1/15/38	3,375	2,901
	Connecticut GO	4.000%	1/15/38	330	329
	Connecticut GO	5.000%	11/15/38	4,000	4,372
	Connecticut GO	3.000%	1/15/39	2,570	2,173
	Connecticut GO	4.000%	1/15/39	1,000	998
	Connecticut GO	5.000%	1/15/39	1,500	1,627
	Connecticut GO	5.000%	11/15/39	4,000	4,344
	Connecticut GO	5.000%	11/15/39	1,000	1,064
	Connecticut GO	5.000%	1/15/40	1,500	1,558
	Connecticut GO	5.000%	1/15/40	3,915	4,216
[8]	Connecticut GO	5.000%	3/15/40	1,350	1,465
	Connecticut GO	5.000%	11/15/40	4,045	4,290
	Connecticut GO	5.000%	11/15/40	2,750	2,979
	Connecticut GO	2.000%	1/15/41	1,835	1,190
[2]	Connecticut GO	2.000%	1/15/41	250	163
	Connecticut GO	3.000%	1/15/41	6,260	5,060
	Connecticut GO	5.000%	11/15/41	2,000	2,114
	Connecticut GO	3.000%	1/15/42	200	158
	Connecticut GO	3.000%	11/15/42	10,020	8,052
	Connecticut GO	5.000%	11/15/42	10	11
[8]	Connecticut GO	5.000%	3/15/43	1,700	1,807
	Connecticut GO	3.000%	11/15/43	8,015	6,323
[8]	Connecticut GO	5.000%	3/15/44	1,000	1,057
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,395	1,395
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	2,800	2,800
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,075	1,078
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	490	492
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	155	157
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,265	1,290
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	6,485	6,613
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	790	808
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	295	302
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	3,750	3,836
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	245	246
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,730	1,774
33

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,125	1,160
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	265	275
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,980	3,089
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	1,770	1,842
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	520	541
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	9,685	10,078
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	5,000	5,203
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	24,500	25,494
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,840	4,858
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,915	1,961
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	5,070	5,298
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	6,570	6,931
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	1,625	1,714
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	1,385	1,465
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	855	904
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	245	259
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	8,000	8,461
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	21,500	22,740
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	2,115	2,163
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	6,915	7,406
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	230	246
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	30	32
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	12,000	12,881
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	17,000	18,248
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	225	226
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	505	516
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	3,950	4,180
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	2,120	2,214
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	285	309
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	75	81
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	6,070	6,603
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	7,745	7,760
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	8,075	8,228
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	185	195
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	1,420	1,536
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	185	204
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	1,450	1,596
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	1,900	2,092
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	645	646
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	245	249
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	775	806
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	1,855	2,000
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	565	618
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	130	144
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	295	328
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	20	22
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	85	94
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	2,545	2,549
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	120	122
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	1,995	2,071
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	2,710	2,950
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	290	290
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	85	86
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	660	691
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,295	4,584
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,120	3,378
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	235	261
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	3,405	3,838
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	30	30
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	380	396
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	1,200	1,322
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	2,350	2,615
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	2,010	2,257
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,595	3,598
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	3,745	3,743
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/35	575	597
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	3,875	4,183
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	2,385	2,451
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,185	2,183
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,190	2,197
34

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/36	175	191
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/36	80	80
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,125	4,134
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,270	1,339
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	11,290	12,466
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/37	100	103
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	2,345	2,343
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	380	388
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	8,850	9,289
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	1,330	1,360
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	10,415	10,360
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	3,500	3,814
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,750	1,732
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/40	180	152
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	426
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	645	671
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	3,925	4,265
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,480
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	5,265	5,664
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,395	2,510
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/42	2,180	2,340
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/43	1,440	1,529
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/43	895	963
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/44	11,500	12,147
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/45	2,000	2,108
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,575	9,261
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,405	2,703
[2]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/33	1,300	1,040
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	6,000	6,809
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/41	780	748
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	60	56
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,516
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	4,700	4,678
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	8,190	8,058
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	3,000	2,992
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	13,015	12,934
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	6,180	6,495
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	1,140	1,012
[9]	New Haven CT GO	5.000%	8/1/31	8,520	9,221
[9]	New Haven CT GO	5.000%	8/1/32	8,745	9,530
[9]	New Haven CT GO	5.000%	8/1/33	3,420	3,744
	South Central Connecticut Regional Water Authority Water Revenue	3.000%	8/1/41	200	159
	University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,230
	University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	2,956
	University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,137
					792,893
Delaware (0.1%)
	Delaware GO	5.000%	1/1/26	5	5
	Delaware GO	5.000%	1/1/27	1,100	1,138
	Delaware GO	5.000%	1/1/28	540	569
	Delaware GO	5.000%	3/1/29	505	543
	Delaware GO	5.000%	3/1/31	300	332
	Delaware GO	5.000%	3/1/32	9,255	10,364
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	2,947
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	245	268
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	21,105	21,107
	Sussex County DE GO	1.750%	3/15/36	2,280	1,700
	University of Delaware College & University Revenue	5.000%	11/1/40	500	554
	University of Delaware College & University Revenue	5.000%	11/1/41	755	831
	University of Delaware College & University Revenue	5.000%	11/1/42	750	820
	University of Delaware College & University Revenue	5.000%	11/1/43	485	527
	University of Delaware College & University Revenue	5.000%	11/1/44	2,875	3,104
					44,809
District of Columbia (1.8%)
	District of Columbia Appropriations Revenue	5.000%	12/1/33	13,175	13,970
	District of Columbia Appropriations Revenue	5.000%	12/1/34	8,090	8,551
	District of Columbia College & University Revenue	5.000%	4/1/30	1,575	1,610
	District of Columbia College & University Revenue	5.000%	4/1/32	640	652
	District of Columbia College & University Revenue	5.000%	4/1/33	315	321
35

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia College & University Revenue	5.000%	4/1/34	1,780	1,809
District of Columbia GO	5.000%	12/1/25	2,855	2,886
District of Columbia GO	5.000%	6/1/26	3,825	3,910
District of Columbia GO	5.000%	10/15/26	1,840	1,895
District of Columbia GO	5.000%	6/1/27	2,580	2,684
District of Columbia GO	5.000%	10/15/27	910	953
District of Columbia GO	5.000%	12/1/27	8,500	8,918
District of Columbia GO	5.000%	6/1/28	1,500	1,585
District of Columbia GO	5.000%	10/15/28	1,305	1,387
District of Columbia GO	5.000%	6/1/29	4,095	4,389
District of Columbia GO	5.000%	10/15/29	740	790
District of Columbia GO	5.000%	6/1/30	255	277
District of Columbia GO	5.000%	8/1/30	5,630	6,123
District of Columbia GO	5.000%	10/15/30	2,600	2,768
District of Columbia GO	5.000%	12/1/30	3,960	4,325
District of Columbia GO	5.000%	6/1/31	2,020	2,078
District of Columbia GO	5.000%	8/1/31	13,675	15,035
District of Columbia GO	5.000%	10/15/31	895	949
District of Columbia GO	5.000%	6/1/32	3,435	3,529
District of Columbia GO	5.000%	8/1/32	10,000	11,093
District of Columbia GO	5.000%	6/1/33	10,045	10,303
District of Columbia GO	5.000%	10/15/33	680	717
District of Columbia GO	5.000%	6/1/34	13,220	13,538
District of Columbia GO	5.000%	10/15/34	1,310	1,376
District of Columbia GO	5.000%	12/1/34	3,350	3,762
District of Columbia GO	5.000%	2/1/35	1,575	1,690
District of Columbia GO	5.000%	6/1/35	70	72
District of Columbia GO	5.000%	6/1/35	2,515	2,571
District of Columbia GO	5.000%	10/15/35	500	524
District of Columbia GO	4.000%	6/1/36	670	670
District of Columbia GO	5.000%	6/1/36	800	816
District of Columbia GO	5.000%	6/1/36	2,675	2,730
District of Columbia GO	5.000%	8/1/36	7,715	8,518
District of Columbia GO	5.000%	10/15/36	670	698
District of Columbia GO	4.000%	6/1/37	960	957
District of Columbia GO	5.000%	6/1/37	2,390	2,434
District of Columbia GO	5.000%	8/1/37	9,280	10,153
District of Columbia GO	5.000%	10/15/37	45	47
District of Columbia GO	5.000%	1/1/38	3,815	4,107
District of Columbia GO	5.000%	6/1/38	160	163
District of Columbia GO	5.000%	8/1/38	5,210	5,662
District of Columbia GO	5.000%	1/1/39	125	134
District of Columbia GO	5.000%	8/1/39	3,300	3,565
District of Columbia GO	4.000%	10/15/39	9,750	9,240
District of Columbia GO	5.000%	1/1/41	185	196
District of Columbia GO	4.000%	6/1/41	180	166
District of Columbia GO	5.000%	6/1/41	2,370	2,379
District of Columbia GO	5.000%	8/1/41	2,010	2,149
District of Columbia GO	5.000%	1/1/43	4,635	4,861
District of Columbia GO	5.000%	8/1/43	3,015	3,188
District of Columbia GO	5.000%	10/15/44	13,625	13,872
District of Columbia GO	5.000%	8/1/45	2,830	2,967
District of Columbia GO	5.000%	2/1/46	3,480	3,560
District of Columbia GO	5.250%	1/1/48	8,485	8,905
District of Columbia GO	5.000%	8/1/49	1,020	1,057
District of Columbia Income Tax Revenue	5.000%	10/1/25	460	463
District of Columbia Income Tax Revenue	5.000%	12/1/25	12,350	12,484
District of Columbia Income Tax Revenue	5.000%	10/1/26	5,060	5,207
District of Columbia Income Tax Revenue	5.000%	10/1/26	435	448
District of Columbia Income Tax Revenue	5.000%	10/1/27	4,980	5,210
District of Columbia Income Tax Revenue	5.000%	10/1/27	1,810	1,894
District of Columbia Income Tax Revenue	5.000%	12/1/27	5,020	5,267
District of Columbia Income Tax Revenue	5.000%	10/1/28	1,980	2,104
District of Columbia Income Tax Revenue	5.000%	12/1/28	740	788
District of Columbia Income Tax Revenue	5.000%	10/1/29	2,280	2,455
District of Columbia Income Tax Revenue	5.000%	12/1/29	1,065	1,149
District of Columbia Income Tax Revenue	5.000%	3/1/30	4,250	4,552
District of Columbia Income Tax Revenue	5.000%	10/1/30	2,645	2,883
District of Columbia Income Tax Revenue	5.000%	12/1/30	325	355
District of Columbia Income Tax Revenue	5.000%	10/1/31	610	672
36

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	10/1/31	1,360	1,498
	District of Columbia Income Tax Revenue	5.000%	12/1/31	1,465	1,616
	District of Columbia Income Tax Revenue	5.000%	3/1/32	1,595	1,701
	District of Columbia Income Tax Revenue	5.000%	7/1/32	970	1,075
	District of Columbia Income Tax Revenue	5.000%	12/1/32	7,170	7,973
	District of Columbia Income Tax Revenue	5.000%	3/1/33	1,810	1,926
	District of Columbia Income Tax Revenue	5.000%	7/1/33	805	886
	District of Columbia Income Tax Revenue	5.000%	12/1/33	490	541
	District of Columbia Income Tax Revenue	5.000%	3/1/34	2,775	2,940
	District of Columbia Income Tax Revenue	5.000%	7/1/34	2,045	2,240
	District of Columbia Income Tax Revenue	5.000%	3/1/35	1,465	1,556
	District of Columbia Income Tax Revenue	5.000%	3/1/35	5,770	6,094
	District of Columbia Income Tax Revenue	5.000%	12/1/35	1,420	1,545
	District of Columbia Income Tax Revenue	5.000%	3/1/36	6,955	7,304
	District of Columbia Income Tax Revenue	5.000%	3/1/36	2,265	2,391
	District of Columbia Income Tax Revenue	5.000%	7/1/36	560	605
	District of Columbia Income Tax Revenue	5.000%	12/1/36	620	671
	District of Columbia Income Tax Revenue	5.000%	3/1/37	1,300	1,367
	District of Columbia Income Tax Revenue	5.000%	7/1/37	445	478
	District of Columbia Income Tax Revenue	5.000%	3/1/38	5,455	5,710
	District of Columbia Income Tax Revenue	5.000%	5/1/38	1,200	1,295
	District of Columbia Income Tax Revenue	5.000%	7/1/38	4,645	4,962
	District of Columbia Income Tax Revenue	4.000%	3/1/39	2,035	1,954
	District of Columbia Income Tax Revenue	5.000%	3/1/39	575	600
	District of Columbia Income Tax Revenue	5.000%	5/1/39	2,030	2,181
	District of Columbia Income Tax Revenue	5.000%	7/1/39	300	319
	District of Columbia Income Tax Revenue	4.000%	3/1/40	2,440	2,315
	District of Columbia Income Tax Revenue	5.000%	3/1/40	3,600	3,743
	District of Columbia Income Tax Revenue	5.000%	5/1/40	2,140	2,285
	District of Columbia Income Tax Revenue	5.000%	7/1/40	1,925	2,038
	District of Columbia Income Tax Revenue	5.000%	5/1/41	1,175	1,246
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,900	2,002
	District of Columbia Income Tax Revenue	5.000%	5/1/42	2,280	2,403
	District of Columbia Income Tax Revenue	5.000%	5/1/43	11,030	11,567
	District of Columbia Income Tax Revenue	5.000%	3/1/44	6,765	6,888
	District of Columbia Income Tax Revenue	4.000%	3/1/45	210	195
	District of Columbia Income Tax Revenue	4.000%	5/1/45	8,505	7,883
	District of Columbia Income Tax Revenue	5.000%	5/1/45	7,765	7,959
	District of Columbia Income Tax Revenue	5.000%	7/1/47	3,720	3,819
	District of Columbia Income Tax Revenue	5.250%	5/1/48	9,205	9,673
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	19,910	21,884
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	1,280	1,342
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/38	3,200	3,486
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	3,285	3,549
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	1,000	969
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	9,900	9,225
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/42	1,000	954
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	5,285	4,725
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,200	1,207
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	396
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,285
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,725	932
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/38	9,400	5,064
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	261
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	483
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	9,020	8,105
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	5,650	5,706
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	5,600	5,652
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	29,930	25,823
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	2,065	1,388
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	23,370	20,454
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,082
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/53	145	95
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,080	4,392
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,135	3,474
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	23,615	24,709
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	1,350	1,386
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	330	343
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	7,420	7,677
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	5,465	5,628
37

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	2,390	2,450
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	2,680	2,917
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	430	474
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	1,090	1,181
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	225	228
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/35	445	450
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	130	115
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	1,185	1,245
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	450	479
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	105	110
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	75	73
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,695	1,767
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	390	316
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	2,655	2,768
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/43	3,025	2,329
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	3,310	3,084
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	2,310	2,405
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	21,220	21,577
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	6,100	6,243
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	3,000	2,766
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	9,980	10,286
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/51	695	740
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	15,640	16,328
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/54	5,000	5,141
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/56	6,850	7,038
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/59	5,000	4,685
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/59	5,000	5,230
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/37	2,590	2,626
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/43	210	211
					680,547
Florida (3.1%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	3,625	3,397
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/47	35	36
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.000%	9/1/49	6,750	6,789
	Broward County FL School District COP	5.000%	7/1/25	580	581
	Broward County FL School District COP	5.000%	7/1/25	1,990	1,995
	Broward County FL School District COP	5.000%	7/1/26	400	409
	Broward County FL School District COP	5.000%	7/1/27	2,965	3,088
	Broward County FL School District COP	5.000%	7/1/28	4,230	4,479
	Broward County FL School District COP	5.000%	7/1/30	1,235	1,344
	Broward County FL School District COP	5.000%	7/1/32	790	842
	Broward County FL School District COP	5.000%	7/1/33	2,745	2,926
	Broward County FL School District COP	5.000%	7/1/34	4,335	4,624
	Broward County FL School District COP	5.000%	7/1/35	1,040	1,126
	Broward County FL School District COP	5.000%	7/1/36	3,365	3,624
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,558
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/51	4,270	3,711
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/38	915	955
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/39	3,490	3,629
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/40	1,250	1,295
	Broward County FL Water & Sewer Utility Water Revenue	3.000%	10/1/41	350	277
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	9,040	8,557
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,970	1,818
	Broward FL Tourist Development Tax Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/47	14,000	12,355
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/48	1,000	1,076
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/54	2,200	2,346
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	4,445	4,020
[2]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/53	2,840	2,998
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,595
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,915	5,031
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,465	2,511
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	10,315	10,920
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	230	231
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	75	75
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	600	662
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,110	3,385
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	360	389
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	5,315	5,731
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,100	4,589
38

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/34	175	161
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,640	2,684
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	115	123
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	10,000	11,044
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	5,000	3,811
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	1,115	1,002
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	1,695	1,680
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,125	1,106
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,185	1,155
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	95	95
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	9,145	8,753
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,355
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,255	2,131
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	3,340	3,078
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,345	2,376
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/44	11,215	11,391
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/49	11,325	11,467
[9]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/54	2,000	2,046
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	2,015	2,038
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	380	389
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/26	1,250	1,279
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,365
[3]	Duval County Public Schools COP	5.000%	7/1/25	170	170
[3]	Duval County Public Schools COP	5.000%	7/1/26	345	353
[3]	Duval County Public Schools COP	5.000%	7/1/27	1,465	1,522
[3]	Duval County Public Schools COP	5.000%	7/1/28	1,370	1,444
[3]	Duval County Public Schools COP	5.000%	7/1/30	3,590	3,872
[3]	Duval County Public Schools COP	5.000%	7/1/32	3,185	3,405
[3]	Duval County Public Schools COP	5.000%	7/1/33	6,000	6,392
[3]	Duval County Public Schools COP	5.000%	7/1/34	1,135	1,205
[3]	Duval County Public Schools COP	5.000%	7/1/35	3,450	3,651
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/49	750	769
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/54	1,015	1,036
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	1,349	1,350
	Florida Department of Management Services COP	5.000%	11/1/27	1,515	1,583
	Florida Department of Management Services COP	5.000%	11/1/28	130	138
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	10,095	10,122
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/36	2,700	2,034
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,634
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/52	14,460	12,999
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/52	8,755	9,174
	Florida GO	5.000%	6/1/25	15,000	15,019
	Florida GO	5.000%	6/1/26	2,960	3,026
	Florida GO	5.000%	6/1/26	1,885	1,927
	Florida GO	4.000%	7/1/30	730	744
	Florida GO	5.000%	6/1/33	16,005	18,000
	Florida GO	5.000%	6/1/36	10,000	11,381
	Florida GO	4.125%	7/1/53	6,000	5,708
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	556
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	12,420	8,775
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	12,845	11,045
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	5,755	5,778
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	5,675	5,745
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	4,590	4,683
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	3,810	3,880
	Florida Keys Aqueduct Authority Water Revenue	3.750%	9/1/37	500	484
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,755
	Florida Lottery Revenue	5.000%	7/1/25	1,945	1,950
	Florida Lottery Revenue	5.000%	7/1/26	1,775	1,817
	Florida Lottery Revenue	5.000%	7/1/27	2,665	2,774
	Florida Lottery Revenue	5.000%	7/1/28	2,275	2,407
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	5,295	5,395
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,815	1,848
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	2,225	2,265
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,349
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	30	31
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,835	1,866
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/28	1,610	1,701
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/43	1,475	1,386
39

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/48	165	138
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	5,560	6,001
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/44	8,000	7,384
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/52	2,670	2,399
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	2,980	3,055
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/37	1,000	1,022
	Gainesville FL Utilities System Electric Power & Light Revenue	4.000%	10/1/39	2,575	2,469
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/47	125	127
	Gainesville FL Utilities System Multiple Utility Revenue, Prere.	5.000%	10/1/29	20	21
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	1,740	1,760
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,330
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	5,105	5,149
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,645
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,305	3,157
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/51	90	54
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	376
	Hillsborough County School Board COP	5.000%	7/1/29	5	5
[3]	Hollywood FL GO	4.000%	7/1/41	3,330	3,235
	Jacksonville FL General Fund Revenue	5.250%	10/1/48	7,840	8,206
	Jacksonville FL General Fund Revenue	5.500%	10/1/53	5,000	5,318
	Jacksonville FL General Fund Revenue	5.250%	10/1/54	3,000	3,129
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	345	353
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,100	2,158
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	295	307
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,245
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,045	1,084
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	460	475
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,355	1,396
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	4,245	4,755
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/34	1,400	1,564
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/36	1,805	1,976
[9]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	1,905	2,096
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,141
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	790	820
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	3,000	2,841
	JEA Water & Sewer System Water Revenue	5.250%	10/1/49	15,865	16,704
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	7,380	7,909
	JEA Water & Sewer System Water Revenue	5.250%	10/1/55	5,000	5,269
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/36	3,000	3,329
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	5,000	5,280
	Lee County School Board COP	4.000%	8/1/46	7,360	6,683
	Lee County School Board COP	4.000%	8/1/48	3,555	3,215
	Manatee County FL Appropriations Revenue	5.250%	10/1/48	2,220	2,376
	Miami Beach FL GO	4.000%	5/1/44	115	107
	Miami Beach FL GO	4.000%	5/1/49	14,500	12,655
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	12,000	12,029
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	1,905
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	8,336
[3]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/40	640	643
[3]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/44	235	236
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/49	4,180	4,461
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/48	5,110	5,225
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	11,120	11,451
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/36	5,000	5,444
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/37	5,000	5,397
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/38	5,000	5,351
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/39	4,000	4,330
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/41	2,000	2,087
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/43	4,000	4,102
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	1,030	926
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	4,000	4,071
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/46	3,570	3,613
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/48	1,500	1,542
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/53	9,740	8,127
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/53	15,585	15,567
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	955	956
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,345	2,348
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,800	3,805
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	826
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	8,000	8,010
40

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	280	284
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,835	8,900
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	4,110	4,140
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	1,005	1,019
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,378
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/36	1,015	1,112
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	1,540	1,675
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/55	3,100	3,251
	Miami-Dade County FL GO	4.000%	7/1/35	110	109
	Miami-Dade County FL GO	5.000%	7/1/37	25	25
	Miami-Dade County FL GO	3.750%	7/1/42	5	4
	Miami-Dade County FL GO	4.000%	7/1/42	325	306
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,228
[9]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	2,060	2,344
[9]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	113
[9]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	620
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	1,360	949
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	2,830	2,886
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	7,410	7,418
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	1,785	1,810
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	20,000	10,822
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/39	50	47
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	2,475	1,273
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/48	2,500	2,570
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/54	10,000	10,277
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,920	1,802
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	1,100	1,121
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/45	5,095	4,678
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	11,045	11,374
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/46	1,370	1,406
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	6,520	6,674
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,745	1,534
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/50	200	174
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	11,565	11,767
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	700	705
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	6,990	7,037
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,715	1,794
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,705	1,785
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	1,675	1,743
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	25	22
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	5,095	5,096
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	7,860	7,802
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/38	9,350	9,217
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/39	765	667
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	1,000	969
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	3,545	3,448
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/42	1,800	1,715
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	11,885	11,055
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	7,065	7,162
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/46	1,310	1,200
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	1,740	1,756
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	6,260	6,426
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/47	1,790	1,420
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/47	135	121
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,620	3,241
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,840	3,452
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/49	24,365	20,694
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/49	80	83
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	2,150	1,877
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,828
	Miami-Dade County School Board COP	5.000%	5/1/26	2,065	2,065
	Miami-Dade County School Board COP	5.000%	2/1/27	1,540	1,559
	Miami-Dade County School Board COP	5.000%	5/1/27	3,020	3,020
	Miami-Dade County School Board COP	5.000%	5/1/27	2,500	2,587
	Miami-Dade County School Board COP	5.000%	2/1/28	60	61
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,340
	Miami-Dade County School Board COP	5.000%	2/1/29	10,105	10,212
	Miami-Dade County School Board COP	5.000%	2/1/30	5,140	5,192
	Miami-Dade County School Board COP	5.000%	5/1/30	65	65
	Miami-Dade County School Board COP	5.000%	5/1/32	2,100	2,295
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County School Board COP	3.250%	2/1/33	2,450	2,313
	Miami-Dade County School Board GO	5.000%	3/15/33	1,600	1,602
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,356
	Miami-Dade County School Board GO	5.000%	3/15/46	3,330	3,360
[2]	Miami-Dade County School Board GO	5.000%	3/15/52	12,355	12,717
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/49	17,085	15,451
[3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/50	65	46
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,850	5,856
[3]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	245
[9]	Okaloosa County School Board COP	5.000%	10/1/49	4,770	4,944
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,063
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,265	1,250
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	525	517
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	255	251
	Orange County School Board COP	5.000%	8/1/32	6,675	7,355
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,935	1,943
	Orange County School Board COP, Prere.	5.000%	8/1/25	380	381
	Orange County School Board COP, Prere.	5.000%	8/1/26	5,040	5,163
	Orange County School Board COP, Prere.	5.000%	8/1/26	2,055	2,105
	Orlando FL Miscellaneous Revenue	5.000%	10/1/48	695	699
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/49	2,500	2,603
	Orlando FL Reclamation System Water Revenue	5.000%	10/1/54	5,010	5,174
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/39	5,000	5,488
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/46	50	31
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	8,495	7,602
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,215	1,224
	Orlando Utilities Commission Water Revenue	5.000%	10/1/48	5,100	5,348
	Osceola County Expressway Authority Highway Revenue, Prere.	6.150%	10/1/31	590	683
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	314
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,350	825
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,128
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	562
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	340
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	194
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/43	1,205	491
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/44	2,315	889
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	2,987
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/45	1,535	558
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/46	2,600	894
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/47	4,000	1,301
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	2,750	847
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,832
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	2,000	544
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/52	7,475	1,816
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/54	2,800	610
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,800	7,564
	Palm Beach County School District COP	5.000%	8/1/26	1,250	1,282
	Palm Beach County School District COP	5.000%	8/1/26	535	538
	Palm Beach County School District COP	5.000%	8/1/27	3,020	3,031
	Palm Beach County School District COP	5.000%	8/1/28	3,545	3,759
	Palm Beach County School District COP	5.000%	8/1/34	5,290	5,610
	Palm Beach County School District COP	5.000%	8/1/40	3,015	3,184
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	4,255	3,907
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,099
[2]	Port St. Lucie FL Special Assessment Revenue	3.000%	7/1/41	200	163
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	355	280
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/47	5,500	5,827
	Sarasota Water FL Utility System Water Revenue	5.250%	10/1/52	10,000	10,437
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,500	7,701
	South Florida Water Management District COP	5.000%	10/1/33	2,340	2,371
	South Florida Water Management District COP	5.000%	10/1/35	1,720	1,742
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/52	7,500	7,773
[3]	St. Johns County School Board COP	5.500%	7/1/49	2,000	2,119
	St. Lucie County FL Miscellaneous Revenue	5.000%	10/1/34	1,140	1,175
[3]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/48	9,030	9,273
[3]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/53	7,500	7,690
	Tampa Bay Water Revenue	4.000%	10/1/30	5,000	5,002
	Tampa Bay Water Revenue	4.000%	10/1/31	10,000	10,002
	Tampa Bay Water Revenue	5.250%	10/1/47	11,500	12,125
	Tampa Bay Water Revenue	5.250%	10/1/54	3,135	3,287
42

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Appropriations Revenue	2.000%	10/1/41	1,375	912
	Tampa FL Appropriations Revenue	2.250%	10/1/51	23,560	13,598
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	4,000	1,382
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	646
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,495
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/52	5,055	5,257
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	5,960	6,109
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	6,275	6,529
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,425	16,036
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	8,615	8,662
[2]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	3.000%	7/1/51	20	14
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,001
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	520
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/49	3,440	3,459
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	4,020	4,131
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	7,500	7,648
					1,202,200
Georgia (1.3%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	50	50
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/35	3,035	3,196
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	15,625
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	2,260	2,342
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,028
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,725
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,765	1,808
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	270	281
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,265	1,337
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	2,550	2,770
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/48	7,705	7,952
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/52	8,000	7,170
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/53	5,985	6,134
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/54	6,600	6,777
	Atlanta GA GO	5.000%	12/1/41	1,020	1,089
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	795	796
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/27	520	521
[3]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	205	211
[5]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,080	1,119
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	330	331
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/30	5,000	5,455
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,060	2,324
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	45	45
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	5,000	5,517
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,395	1,397
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	3,250	3,616
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	5,010	5,590
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	10,575	10,581
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	1,340	1,444
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/43	130	111
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,470	2,470
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	305	305
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	40	40
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/27	285	299
[3]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/42	675	567
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/39	1,270	1,362
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/41	195	207
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/52	4,500	4,626
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/43	585	390
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/44	275	184
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/45	45	34
	Georgia GO	4.000%	7/1/25	2,135	2,137
	Georgia GO	4.000%	7/1/25	35	35
	Georgia GO	5.000%	7/1/25	2,000	2,005
	Georgia GO	5.000%	8/1/25	220	221
	Georgia GO	5.000%	12/1/25	685	693
	Georgia GO	5.000%	7/1/26	55	56
	Georgia GO	5.000%	7/1/26	6,075	6,222
	Georgia GO	5.000%	7/1/26	100	102
	Georgia GO	5.000%	12/1/26	360	372
43

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	3.000%	1/1/27	10	10
	Georgia GO	4.000%	1/1/27	75	76
	Georgia GO	5.000%	1/1/27	290	300
	Georgia GO	5.000%	2/1/27	5,065	5,142
	Georgia GO	5.000%	2/1/27	2,825	2,830
	Georgia GO	4.000%	7/1/27	15,415	15,770
	Georgia GO	5.000%	7/1/27	2,145	2,239
	Georgia GO	5.000%	7/1/27	6,415	6,696
	Georgia GO	5.000%	7/1/27	730	755
	Georgia GO	5.000%	1/1/28	2,000	2,066
	Georgia GO	5.000%	2/1/28	160	162
	Georgia GO	5.000%	2/1/28	5,285	5,467
	Georgia GO	4.000%	7/1/28	495	511
	Georgia GO	5.000%	7/1/28	1,770	1,881
	Georgia GO	5.000%	7/1/28	280	297
	Georgia GO	5.000%	8/1/28	6,010	6,394
	Georgia GO	4.000%	1/1/29	2,415	2,429
	Georgia GO	3.000%	2/1/29	635	627
	Georgia GO	5.000%	2/1/29	470	477
	Georgia GO	5.000%	2/1/29	2,375	2,454
	Georgia GO	5.000%	7/1/29	1,710	1,813
	Georgia GO	5.000%	7/1/29	3,500	3,779
	Georgia GO	5.000%	8/1/29	3,870	4,183
	Georgia GO	3.000%	2/1/30	505	496
	Georgia GO	5.000%	2/1/30	10,030	10,168
	Georgia GO	5.000%	2/1/30	570	588
	Georgia GO	5.000%	7/1/30	2,065	2,141
	Georgia GO	5.000%	7/1/30	180	197
	Georgia GO	5.000%	7/1/30	505	535
	Georgia GO	5.000%	8/1/30	1,295	1,420
	Georgia GO	5.000%	2/1/31	5,185	5,335
	Georgia GO	5.000%	7/1/31	2,000	2,150
	Georgia GO	5.000%	7/1/31	4,800	5,330
	Georgia GO	5.000%	7/1/31	150	159
	Georgia GO	5.000%	7/1/31	250	278
	Georgia GO	5.000%	7/1/32	4,760	5,024
	Georgia GO	5.000%	7/1/32	2,455	2,717
	Georgia GO	5.000%	7/1/32	2,795	3,137
	Georgia GO	3.000%	7/1/33	175	165
	Georgia GO	5.000%	7/1/33	1,720	1,896
	Georgia GO	5.000%	7/1/33	2,285	2,553
	Georgia GO	5.000%	8/1/33	9,305	10,111
	Georgia GO	3.000%	2/1/34	430	400
	Georgia GO	3.000%	2/1/34	4,765	4,412
	Georgia GO	5.000%	7/1/34	345	384
	Georgia GO	4.000%	8/1/34	1,150	1,164
	Georgia GO	4.000%	7/1/35	9,095	9,133
	Georgia GO	4.000%	8/1/35	610	614
	Georgia GO	4.000%	2/1/36	5,000	5,009
	Georgia GO	4.000%	7/1/36	1,645	1,650
	Georgia GO	5.000%	7/1/36	1,850	2,035
	Georgia GO	3.000%	2/1/37	25	22
	Georgia GO	3.250%	7/1/37	360	331
[5]	Georgia Local Government COP	4.750%	6/1/28	83	84
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	565	588
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,435	2,416
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,311
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	600
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,197
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	500	521
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	2,710	2,524
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,850	5,799
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	6,590	6,529
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/55	2,500	2,556
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	994
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	7,500	6,352
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	3,790	3,689
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,230	5,190
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	2,976
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	9,445	8,830
44

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/63	10,405	10,704
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	4,230	4,306
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	3,780	3,896
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	4,110	4,184
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,017
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	180	194
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	7,335	7,970
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.250%	1/1/49	6,750	7,096
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/51	10	9
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,280	1,347
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/43	140	149
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	4,565	3,415
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/47	4,150	3,847
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	580	598
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	4,850	3,131
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	5,735	5,191
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	13,805	14,424
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,001
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,319
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	370	385
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,570	1,663
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	13,025	14,007
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,950	4,302
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/32	405	439
	Gwinnett County School District GO	5.000%	8/1/25	1,665	1,673
	Gwinnett County School District GO	5.000%	8/1/26	5,215	5,365
	Gwinnett County School District GO	5.000%	2/1/31	1,105	1,109
	Gwinnett County School District GO	4.000%	2/1/33	4,845	4,852
	Gwinnett County School District GO	5.000%	2/1/38	170	177
	Gwinnett County School District GO	5.000%	2/1/40	50	52
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/43	1,000	633
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/44	1,000	616
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/45	1,000	602
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	1,685	1,686
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	1,305	1,189
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/38	235	218
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	3,845	3,404
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	500	373
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	1,330	1,360
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	100	102
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	1,200	1,227
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	640	655
	Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	120	87
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	280	281
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,395	1,503
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	2,560	2,759
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,905	18,449
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	15,805	17,735
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/38	2,835	2,794
	Private Colleges & Universities Authority College & University Revenue	3.000%	10/1/43	100	78
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	14,067
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	2,330	2,339
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/44	2,910	2,671
	Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/49	3,000	3,113
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	475	480
					505,980
Hawaii (0.5%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/34	75	80
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/49	6,550	6,789
	Hawaii GO	5.000%	8/1/25	770	771
	Hawaii GO	5.000%	10/1/25	575	579
	Hawaii GO	5.000%	8/1/26	1,420	1,422
	Hawaii GO	5.000%	10/1/26	2,210	2,226
	Hawaii GO	5.000%	4/1/27	1,315	1,339
	Hawaii GO	5.000%	5/1/27	645	669
	Hawaii GO	5.000%	8/1/27	4,200	4,205
	Hawaii GO	5.000%	10/1/27	2,365	2,416
	Hawaii GO	5.000%	10/1/27	330	337
45

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii GO	5.000%	1/1/28	935	984
Hawaii GO	4.000%	4/1/28	585	589
Hawaii GO	5.000%	8/1/28	70	70
Hawaii GO	5.000%	10/1/28	270	275
Hawaii GO	5.000%	10/1/28	360	367
Hawaii GO	5.000%	1/1/29	740	772
Hawaii GO	5.000%	8/1/29	900	901
Hawaii GO	5.000%	10/1/29	145	148
Hawaii GO	5.000%	1/1/30	1,225	1,276
Hawaii GO	5.000%	8/1/30	3,375	3,378
Hawaii GO	5.000%	10/1/30	3,425	3,547
Hawaii GO	4.000%	4/1/31	1,200	1,204
Hawaii GO	4.000%	5/1/31	7,965	8,039
Hawaii GO	4.000%	10/1/31	1,700	1,706
Hawaii GO	5.000%	10/1/31	2,175	2,250
Hawaii GO	5.000%	1/1/32	355	375
Hawaii GO	3.000%	4/1/32	1,285	1,207
Hawaii GO	4.000%	8/1/32	8,190	8,129
Hawaii GO	3.000%	4/1/33	10,000	9,238
Hawaii GO	4.000%	1/1/34	2,675	2,690
Hawaii GO	5.000%	5/1/34	1,070	1,097
Hawaii GO	4.000%	10/1/34	2,510	2,497
Hawaii GO	4.000%	10/1/34	8,830	8,831
Hawaii GO	3.250%	1/1/35	365	343
Hawaii GO	3.000%	4/1/35	275	245
Hawaii GO	5.000%	1/1/36	230	237
Hawaii GO	3.000%	4/1/36	295	258
Hawaii GO	4.000%	5/1/36	60	60
Hawaii GO	4.000%	10/1/36	15	15
Hawaii GO	5.000%	1/1/38	405	415
Hawaii GO, Prere.	5.000%	10/1/25	10,000	10,068
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	3,495	3,550
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	895	909
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,580	1,638
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/27	1,060	1,109
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	11,380	11,996
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	745	785
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/28	1,655	1,759
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	615	659
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	5,235	5,682
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	635	689
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/30	1,785	1,863
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	1,760	1,897
Honolulu HI City & County GO	5.000%	10/1/37	750	752
Honolulu HI City & County GO	3.000%	8/1/41	945	759
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	437
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/32	3,500	3,899
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	627
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	2,430	2,727
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/35	2,220	2,515
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	1,000	1,124
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	1,630	1,815
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,190	1,190
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/38	1,985	2,193
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/41	25	20
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/46	20	15
Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	75	72
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/53	2,650	2,794
Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/54	9,590	10,082
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,900	1,905
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	4,365	4,376
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	19,305	19,353
				181,235
Idaho (0.1%)
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	385	412
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	665	638
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	3,555	3,643
Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/48	2,500	2,604
Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/49	7,090	7,398
46

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	9,530	9,877
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/29	1,500	1,614
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/32	9,020	10,055
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	1,085	1,108
					37,349
Illinois (5.7%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	200	206
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/34	2,100	2,160
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	850	873
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	10,700	11,049
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	3,260	3,296
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/46	7,815	7,963
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	10,755	11,291
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	2,000	2,023
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,009
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,000
[3]	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,061
	Chicago Board of Education GO	5.000%	12/1/30	5,000	5,042
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	1,909
	Chicago IL GO	5.000%	1/1/27	750	764
	Chicago IL GO	5.000%	1/1/27	640	644
	Chicago IL GO	5.000%	1/1/28	755	776
	Chicago IL GO	0.000%	1/1/29	445	384
	Chicago IL GO	5.000%	1/1/30	1,300	1,356
	Chicago IL GO	5.000%	1/1/31	270	276
	Chicago IL GO	5.000%	1/1/31	4,750	4,973
	Chicago IL GO	5.000%	1/1/32	3,250	3,379
	Chicago IL GO	5.000%	1/1/33	13,320	13,799
[5]	Chicago IL GO	0.000%	1/1/34	10,425	7,160
	Chicago IL GO	5.000%	1/1/34	10,235	10,565
	Chicago IL GO	5.000%	1/1/34	1,075	1,115
	Chicago IL GO	5.000%	1/1/34	7,205	7,593
	Chicago IL GO	4.000%	1/1/35	9,000	8,462
	Chicago IL GO	4.000%	1/1/35	1,000	953
	Chicago IL GO	5.000%	1/1/35	1,085	1,120
	Chicago IL GO	5.500%	1/1/35	3,540	3,642
	Chicago IL GO	4.000%	1/1/36	1,000	931
	Chicago IL GO	4.000%	1/1/37	4,050	3,712
	Chicago IL GO	5.000%	1/1/38	1,450	1,436
	Chicago IL GO	5.250%	1/1/38	4,250	4,408
	Chicago IL GO	5.000%	1/1/39	5,000	4,986
	Chicago IL GO	5.500%	1/1/39	3,825	3,994
	Chicago IL GO	5.000%	1/1/40	4,700	4,628
	Chicago IL GO	5.500%	1/1/40	1,000	1,037
	Chicago IL GO	5.500%	1/1/41	1,000	1,023
	Chicago IL GO	5.000%	1/1/43	4,600	4,566
	Chicago IL GO	5.500%	1/1/43	1,200	1,219
	Chicago IL GO	5.000%	1/1/44	17,290	16,319
	Chicago IL GO	5.000%	1/1/44	10,230	10,030
	Chicago IL GO	5.000%	1/1/45	4,250	4,101
	Chicago IL GO	5.250%	1/1/45	6,600	6,594
	Chicago IL GO	5.500%	1/1/49	21,505	21,534
	Chicago IL GO, ETM	5.000%	1/1/26	610	617
[5]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	525
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,030	1,093
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	1,000	1,072
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,000	2,172
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	3,815	4,226
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	3,000	3,280
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,750	2,776
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	2,000	2,006
[3]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/52	150	130
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/53	5,000	5,212
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	5,000	5,161
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/62	5,000	5,210
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	2,385	2,431
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	875
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	366
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	2,645	2,866
47

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,017
	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	4,840	5,168
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,070	1,123
[3]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	2,100	1,978
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/48	715	751
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	3,205	3,309
[3]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	11,275	11,872
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,420	2,449
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,015	5,526
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	5,215	5,724
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	391
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	7,850
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,990	3,022
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	8,790	8,883
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	8,840	9,094
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	7,795	8,176
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	580	599
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	770	775
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,845	7,278
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,460	1,469
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	12,280	13,233
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	9,750	10,628
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,545	1,554
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	12,750	14,043
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	320	327
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	715	719
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,615	5,645
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,000	5,528
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	1,015	1,035
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	1,045	1,050
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	645	648
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	265	282
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	3,000	3,326
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,575	5,573
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	155	158
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	270	271
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	485	487
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	1,080	1,144
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	13,636
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,020	1,029
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,515	2,534
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	285	296
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,810	3,822
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	570	581
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	1,330	1,340
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	545	563
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	320	321
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	1,250	1,259
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	1,990	2,048
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	135	135
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,025	1,037
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	16,180	14,668
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/47	475	436
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	7,445	7,449
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	3,000	3,075
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	10,139
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/53	570	498
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	11,785	11,785
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/53	10,750	11,261
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	7,000	6,677
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	10,000	10,236
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/59	8,500	8,943
[2]	Chicago Park District GO	4.000%	1/1/41	1,000	917
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,925	6,153
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/41	2,500	2,626
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/43	5,055	5,228
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	17,500	17,500
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,354
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	280	288
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	565	504
48

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/49	23,125	23,496
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	2,835	2,455
[3]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	590	592
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/52	5,075	5,112
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	11,269
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	1,395	1,334
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	6,000	6,010
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,425
	Cook County IL GO	4.000%	11/15/25	585	587
	Cook County IL GO	5.000%	11/15/25	2,240	2,258
	Cook County IL GO	4.000%	11/15/26	2,735	2,766
[3]	Cook County IL GO	5.000%	11/15/26	2,215	2,274
	Cook County IL GO	5.000%	11/15/26	3,480	3,571
	Cook County IL GO	4.000%	11/15/27	4,635	4,710
	Cook County IL GO	5.000%	11/15/28	4,600	4,860
	Cook County IL GO	5.000%	11/15/29	1,220	1,305
	Cook County IL GO	5.000%	11/15/30	1,130	1,153
	Cook County IL GO	5.000%	11/15/31	735	749
	Cook County IL GO	5.000%	11/15/31	4,820	5,177
	Cook County IL GO	5.000%	11/15/32	5,825	6,233
	Cook County IL GO	5.000%	11/15/33	3,990	4,257
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	8,575	8,184
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	9,425
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,100	2,943
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	4,250	4,393
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	3,190	3,322
	Evanston IL GO	3.500%	12/1/38	645	596
[2]	Evanston IL GO	3.500%	12/1/39	755	696
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/30	8,565	9,001
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/35	4,250	4,099
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	4,000	3,625
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/41	2,730	2,438
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	3,515	3,049
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	3,465	2,973
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	350	347
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	9,790	9,854
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	5,525	6,013
	Illinois Finance Authority College & University Revenue	5.000%	4/1/32	10,915	11,986
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	13,630	15,126
	Illinois Finance Authority College & University Revenue	5.000%	4/1/35	7,660	8,383
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	606
	Illinois Finance Authority College & University Revenue	5.000%	4/1/36	5,000	5,438
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,498
	Illinois Finance Authority College & University Revenue	5.250%	4/1/38	2,995	3,265
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	2,000	1,911
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,450
	Illinois Finance Authority College & University Revenue	5.250%	4/1/39	1,960	2,124
	Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	946
	Illinois Finance Authority College & University Revenue	5.250%	5/15/48	2,040	2,116
	Illinois Finance Authority College & University Revenue	4.000%	4/1/50	4,075	3,585
	Illinois Finance Authority College & University Revenue	5.250%	5/15/54	5,085	5,230
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	1,625	1,635
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	5/1/25	6,300	6,300
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	5,000	5,553
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	1,315	1,406
	Illinois Finance Authority Water Revenue	5.000%	7/1/36	1,720	1,836
	Illinois Finance Authority Water Revenue	4.000%	7/1/37	2,175	2,144
	Illinois Finance Authority Water Revenue	5.000%	7/1/39	10,000	10,911
	Illinois Finance Authority Water Revenue	5.000%	7/1/40	10,000	10,843
	Illinois Finance Authority Water Revenue	5.000%	7/1/41	5,000	5,374
	Illinois Finance Authority Water Revenue	5.000%	7/1/42	3,500	3,734
	Illinois Finance Authority Water Revenue	5.000%	7/1/43	1,750	1,863
	Illinois GO	5.000%	5/1/25	3,275	3,275
	Illinois GO	5.000%	7/1/25	4,530	4,540
	Illinois GO	5.000%	10/1/25	1,450	1,459
	Illinois GO	5.000%	10/1/25	175	176
	Illinois GO	5.000%	11/1/25	34,465	34,732
[2]	Illinois GO	5.000%	11/1/25	5,000	5,040
	Illinois GO	5.000%	2/1/26	1,330	1,345
	Illinois GO	5.000%	2/1/26	8,080	8,173
49

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	3/1/26	6,745	6,831
	Illinois GO	5.000%	5/1/26	5,000	5,077
	Illinois GO	5.000%	7/1/26	1,130	1,150
	Illinois GO	5.000%	10/1/26	400	408
	Illinois GO	5.000%	10/1/26	1,105	1,128
	Illinois GO	3.250%	11/1/26	2,360	2,346
	Illinois GO	5.000%	11/1/26	1,490	1,523
	Illinois GO	5.000%	11/1/26	13,165	13,454
	Illinois GO	5.000%	1/1/27	640	646
	Illinois GO	5.000%	2/1/27	6,745	6,917
	Illinois GO	5.000%	2/1/27	4,415	4,528
	Illinois GO	5.000%	3/1/27	5,000	5,133
	Illinois GO	5.000%	3/1/27	6,125	6,288
	Illinois GO	5.000%	3/1/27	1,510	1,550
	Illinois GO	5.000%	7/1/27	1,050	1,082
	Illinois GO	5.000%	10/1/27	3,480	3,597
	Illinois GO	5.000%	11/1/27	31,185	32,258
	Illinois GO	5.000%	12/1/27	945	978
	Illinois GO	5.000%	2/1/28	4,510	4,614
	Illinois GO	5.000%	2/1/28	3,335	3,458
	Illinois GO	5.000%	5/1/28	1,225	1,273
	Illinois GO	5.000%	5/1/28	5,050	5,249
	Illinois GO	5.000%	7/1/28	1,550	1,614
	Illinois GO	5.000%	10/1/28	15,425	16,095
	Illinois GO	5.000%	11/1/28	12,130	12,520
	Illinois GO	5.000%	12/1/28	1,800	1,881
	Illinois GO	5.000%	12/1/28	9,630	9,948
	Illinois GO	5.000%	2/1/29	2,300	2,352
	Illinois GO	5.000%	2/1/29	2,385	2,495
	Illinois GO	5.000%	3/1/29	3,810	3,990
	Illinois GO	5.000%	5/1/29	1,000	1,049
	Illinois GO	5.000%	5/1/29	3,500	3,670
	Illinois GO	5.000%	7/1/29	1,620	1,701
	Illinois GO	5.000%	10/1/29	7,600	7,913
	Illinois GO	5.000%	11/1/29	24,525	25,275
[3]	Illinois GO	4.000%	2/1/30	7,600	7,601
	Illinois GO	5.000%	2/1/30	1,725	1,820
	Illinois GO	5.000%	3/1/30	2,035	2,149
	Illinois GO	5.000%	3/1/30	720	760
	Illinois GO	5.000%	5/1/30	1,115	1,179
	Illinois GO	5.500%	5/1/30	15,420	16,192
	Illinois GO	5.000%	7/1/30	1,290	1,366
	Illinois GO	5.000%	10/1/30	4,860	5,052
	Illinois GO	5.250%	12/1/30	2,280	2,348
	Illinois GO	5.000%	2/1/31	2,500	2,657
	Illinois GO	5.000%	3/1/31	320	340
	Illinois GO	5.000%	3/1/31	650	691
	Illinois GO	5.000%	5/1/31	1,090	1,158
	Illinois GO	5.000%	7/1/31	2,820	3,005
	Illinois GO	5.000%	10/1/31	7,985	8,446
	Illinois GO	5.000%	2/1/32	2,475	2,647
	Illinois GO	5.000%	3/1/32	215	230
	Illinois GO	5.000%	5/1/32	1,100	1,177
	Illinois GO	5.000%	5/1/32	3,800	4,067
	Illinois GO	4.000%	10/1/32	7,625	7,520
	Illinois GO	5.000%	12/1/32	2,725	2,899
	Illinois GO	5.000%	3/1/33	6,000	6,337
	Illinois GO	5.000%	3/1/33	30	32
	Illinois GO	5.000%	3/1/33	30	32
	Illinois GO	5.000%	5/1/33	9,450	10,066
	Illinois GO	5.000%	7/1/33	2,005	2,137
	Illinois GO	4.000%	10/1/33	2,990	2,928
	Illinois GO	4.000%	12/1/33	3,475	3,410
	Illinois GO	5.000%	3/1/34	2,000	2,104
	Illinois GO	5.000%	3/1/34	5,080	5,384
	Illinois GO	5.000%	5/1/34	3,680	3,902
	Illinois GO	5.000%	7/1/34	5,015	5,319
	Illinois GO	4.000%	10/1/34	460	447
	Illinois GO	5.000%	2/1/35	25,500	27,319
	Illinois GO	5.000%	3/1/35	4,215	4,415
50

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	5/1/35	6,345	6,694
Illinois GO	5.000%	7/1/35	5,000	5,275
Illinois GO	5.000%	12/1/35	1,545	1,575
Illinois GO	5.000%	2/1/36	5,865	6,240
Illinois GO	5.000%	3/1/36	6,425	6,699
Illinois GO	5.000%	5/1/36	1,000	1,049
Illinois GO	5.000%	5/1/36	8,010	8,497
Illinois GO	4.125%	10/1/36	2,085	2,005
Illinois GO	5.000%	12/1/36	5,500	5,595
Illinois GO	5.000%	2/1/37	5,000	5,284
Illinois GO	5.000%	3/1/37	9,045	9,390
Illinois GO	5.000%	5/1/37	1,660	1,733
Illinois GO	5.000%	5/1/37	3,600	3,795
Illinois GO	4.000%	7/1/37	2,000	1,879
Illinois GO	4.250%	12/1/37	4,190	4,052
Illinois GO	5.000%	2/1/38	4,250	4,468
Illinois GO	4.000%	3/1/38	3,000	2,801
Illinois GO	5.250%	3/1/38	670	708
Illinois GO	5.250%	5/1/38	5,365	5,668
Illinois GO	4.000%	10/1/38	1,000	927
Illinois GO	5.000%	2/1/39	2,480	2,596
Illinois GO	4.000%	3/1/39	2,100	1,939
Illinois GO	5.000%	5/1/39	2,000	2,031
Illinois GO	5.000%	5/1/39	3,750	3,912
Illinois GO	5.250%	5/1/39	2,485	2,617
Illinois GO	5.500%	5/1/39	8,435	8,846
Illinois GO	5.000%	12/1/39	4,000	4,161
Illinois GO	4.000%	3/1/40	7,310	6,674
Illinois GO	5.000%	5/1/40	5,760	5,963
Illinois GO	5.250%	5/1/40	1,595	1,667
Illinois GO	4.000%	10/1/40	10,975	9,946
Illinois GO	3.000%	12/1/40	4,550	3,521
Illinois GO	4.250%	12/1/40	2,660	2,502
Illinois GO	5.000%	1/1/41	2,145	2,131
Illinois GO	4.000%	3/1/41	3,275	2,951
Illinois GO	5.000%	5/1/41	1,700	1,745
Illinois GO	5.250%	5/1/41	2,695	2,809
Illinois GO	4.000%	6/1/41	85	76
Illinois GO	4.000%	10/1/41	1,495	1,338
Illinois GO	5.500%	3/1/42	1,000	1,051
Illinois GO	5.250%	5/1/42	2,590	2,676
Illinois GO	5.250%	5/1/42	10,000	10,411
Illinois GO	4.000%	10/1/42	3,065	2,701
Illinois GO	5.000%	12/1/42	890	909
Illinois GO	5.250%	5/1/43	1,250	1,285
Illinois GO	5.250%	5/1/43	5,085	5,260
Illinois GO	5.125%	10/1/43	4,500	4,588
Illinois GO	5.000%	12/1/43	5,000	5,080
Illinois GO	5.250%	5/1/44	2,335	2,401
Illinois GO	5.250%	5/1/45	2,500	2,557
Illinois GO	5.750%	5/1/45	9,745	10,169
Illinois GO	4.250%	10/1/45	3,965	3,507
Illinois GO	5.500%	10/1/45	4,500	4,666
Illinois GO	5.000%	3/1/46	18,530	18,574
Illinois GO	5.250%	10/1/46	5,000	5,087
Illinois GO	5.500%	3/1/47	16,710	17,206
Illinois GO	5.250%	5/1/47	2,850	2,902
Illinois GO	5.500%	5/1/47	6,780	6,983
Illinois GO	5.250%	10/1/47	1,495	1,516
Illinois GO	4.500%	5/1/48	1,885	1,708
Illinois GO	5.250%	5/1/48	2,010	2,042
Illinois GO	5.250%	5/1/49	1,500	1,521
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,800	3,811
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	301
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	305	306
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,002
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	610	602
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/34	2,900	2,826
Illinois Sales Tax Revenue	5.000%	6/15/25	315	316
Illinois Sales Tax Revenue	5.000%	6/15/26	3,030	3,037
51

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/30	750	797
	Illinois Sales Tax Revenue	5.000%	6/15/33	580	630
	Illinois Sales Tax Revenue	5.000%	6/15/36	715	770
	Illinois Sales Tax Revenue	5.000%	6/15/37	5,045	5,432
	Illinois Sales Tax Revenue	5.000%	6/15/40	5,000	5,284
	Illinois Sales Tax Revenue	5.000%	6/15/43	5,555	5,720
	Illinois Sales Tax Revenue	5.000%	6/15/43	5,000	5,161
	Illinois Sales Tax Revenue	5.000%	6/15/45	5,000	5,108
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,110	2,137
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,455	4,511
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	795	805
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,840	2,937
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	3,010	3,112
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,855	2,952
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,325	1,388
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	8,210	8,602
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,310
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	10,085	10,737
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	180	192
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	1,670	1,778
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	3,115	3,293
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,225	1,323
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	725	763
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	11,120	11,924
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	1,140	1,134
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	2,905	3,222
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,860	3,190
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,105	3,438
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	3,225	3,221
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,780	1,789
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,825	1,881
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	325	324
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	5,745	6,308
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	19,655	19,591
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	430	432
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	3,500	3,489
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	6,305	6,896
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	2,860	3,088
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	11,960	11,850
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	7,885	7,902
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	10,535	10,568
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,080	5,260
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	3,490	3,659
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	460	472
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	15,670	15,904
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	5,675	5,948
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	625	647
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	5,990	6,345
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	13,045	12,191
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,670	1,731
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	33,010	33,722
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,600	6,970
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	18,010	16,625
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/46	2,105	2,166
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,436
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	653
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	7,730	4,916
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	10,425	6,451
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	11,950	7,169
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	452
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	875	451
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	120
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	707
[3,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	2,400	1,153
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	13,340	2,755
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	9,750	1,799
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/26	10,335	10,420
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/27	510	471
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	5,715	5,884
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/30	23,475	18,974
52

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/35	2,720	1,683
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/37	2,425	1,330
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/38	500	265
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/39	500	250
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/40	285	286
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/42	1,670	1,693
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/42	7,765	6,875
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/43	5,735	2,334
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/44	3,870	1,480
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/46	1,710	580
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/47	10,590	8,834
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/52	12,905	10,383
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/53	3,950	3,846
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/53	5,000	4,898
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/54	10,000	1,989
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/56	11,300	2,009
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/56	19,250	3,551
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/57	12,550	12,203
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/50	12,760	10,425
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/50	23,600	23,399
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Project)	0.000%	12/15/50	4,705	1,183
[3]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Project)	0.000%	12/15/51	270	66
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	380	384
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,417
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	1,065	1,099
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,815	2,878
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,467
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,885	2,945
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,580	1,611
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	8,325	9,132
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	2,275	2,317
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,460	1,620
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	3,075	3,495
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	7,000	8,083
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/40	4,620	4,964
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/43	2,000	2,111
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,840	1,884
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,675	1,706
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	485	486
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	380	347
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,990	3,015
[6]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	348
[5]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	6,030	6,166
[5]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,975	2,185
[3]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	1,325	1,477
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/45	5,000	4,416
[8]	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/55	1,500	1,535
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,165	1,177
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/30	4,045	4,294
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	12,355	13,243
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	3,781
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	10,030	10,891
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,735	1,754
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	820	852
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,051
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	11,900	12,632
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	2,185	2,379
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	4,455	4,881
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,100	2,278
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,820	3,059
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	2,250	2,447
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	7,000	7,624
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	3,570	3,728
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	3,000	3,249
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,300	1,287
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,000	1,078
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	2,795	2,695
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	50	48
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/42	3,600	3,451
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	690	697
53

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/43	790	805
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/44	755	771
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/48	14,495	12,659
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,179
	Schaumburg IL GO	4.000%	12/1/41	425	398
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/34	2,500	2,755
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/35	2,500	2,724
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/39	2,500	2,656
[2]	Springfield IL Electric Power & Light Revenue	5.000%	3/1/40	2,000	2,110
[3]	University of Illinois College & University Revenue	4.000%	4/1/36	385	371
[3]	University of Illinois College & University Revenue	4.125%	4/1/48	5,000	4,559
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/26	1,500	1,461
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	311
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	217
[5]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	7,397
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,019
					2,176,321
Indiana (0.6%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/44	9,450	9,802
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,155
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	712
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	758
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	503
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,865
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,698
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	100	101
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	2,010	2,100
	Hamilton County Public Building Corp. Lease (Abatement) Revenue	4.000%	1/10/50	5,000	4,393
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	7,984
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	7,705	8,312
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,375	3,665
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	3,000	3,028
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,320	3,580
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	15,645	15,608
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,510	1,526
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	310	314
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	10,675	10,916
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	1,425	1,457
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	2,880	3,037
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	3,050	3,257
	Indiana Finance Authority Lease Revenue	5.000%	2/1/37	5,290	5,528
	Indiana Finance Authority Lease Revenue	5.000%	2/1/38	115	120
	Indiana Finance Authority Lease Revenue	5.000%	2/1/39	250	260
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	45	45
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	175
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	301
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	5,110	5,123
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	400	401
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/53	2,500	2,431
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	625	616
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	2,070	2,078
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/34	1,985	2,148
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/36	870	870
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	1,550	1,265
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	6,245	6,300
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/42	70	63
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	455	465
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/30	1,340	1,406
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	745	753
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	295	297
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	7,670	7,721
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	130	121
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	8,818
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,019
[9]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/43	7,400	7,786
	Indiana University College & University Revenue	5.000%	6/1/34	5,175	5,816
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/30	1,110	1,166
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/33	80	83
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,279
54

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,850	4,931
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/53	2,690	2,748
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/58	6,500	6,559
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.250%	3/1/67	2,000	2,057
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/44	55	51
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/44	6,975	7,091
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/54	2,000	1,708
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/54	3,665	3,676
[6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/28	15	14
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,378
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	3,515	3,428
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/41	15,265	14,511
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	5,085	5,201
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	14,500	13,158
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	574
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,615
	Tippecanoe County School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,161
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	3,000	3,167
					227,253
Iowa (0.1%)
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34	1,990	1,865
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/34	19,065	21,521
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	920	963
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	2,015	2,097
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	1,020	1,059
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	1,370	1,419
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	3,375	3,777
	Iowa Finance Authority Water Revenue	5.000%	8/1/36	3,520	3,887
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,930	2,467
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,475	1,489
	Iowa Special Obligation Revenue	5.000%	6/1/27	260	265
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,490	5,593
					46,402
Kansas (0.3%)
[3]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	2,845	2,951
[3]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	2,750	2,826
[3]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,505	11,623
	Johnson County Unified School District No. 512 Shawnee Mission GO	3.000%	10/1/41	2,500	2,030
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	765	769
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	830	836
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	10,000	10,271
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	275	277
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	5,165	5,195
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	2,325	2,338
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	13,755	13,832
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	7,400	8,068
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/31	7,510	8,300
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	241
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	12,780	14,193
	Kansas Development Finance Authority College & University Revenue	2.000%	6/1/37	1,620	1,178
	Kansas Development Finance Authority College & University Revenue, Prere.	2.000%	6/1/29	120	114
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	1,892
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,235	1,242
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	1,270	1,289
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/26	13,515	13,911
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	1,150	1,188
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	2,325	2,173
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/44	1,450	1,446
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	710	711
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/45	1,500	1,470
					110,364
Kentucky (0.3%)
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/25	5,000	5,021
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/26	4,010	4,109
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	175
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	257
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	250
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/48	4,560	3,993
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	1,996
55

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	2,885	2,697
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	315
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,545
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,122
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	3.000%	9/1/43	255	190
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	2,455	2,784
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	4,900	5,524
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	346
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	1,325	1,335
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	10,000	10,256
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	3,310	3,384
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	775
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/25	4,010	4,040
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/32	1,595	1,758
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/33	2,225	2,465
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/35	1,000	1,113
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/36	1,070	1,182
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/37	2,175	2,376
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/39	5,375	5,777
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/41	3,550	3,763
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/43	6,350	6,634
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/44	2,000	2,077
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/30	940	1,015
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/32	2,000	2,194
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/33	3,000	3,315
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/37	5,390	5,934
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/43	5,000	5,237
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/45	4,000	4,140
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,385	1,408
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	270	271
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/37	5,000	5,496
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/38	65	71
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	435	331
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	4,995	3,772
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.250%	5/15/46	105	84
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/50	2,275	1,326
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/51	195	201
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/53	5,000	5,155
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	595	487
[3]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/46	1,480	1,144
	University of Kentucky College & University Revenue	4.000%	4/1/44	15	14
					118,854
Louisiana (0.6%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,420
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/45	315	298
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,075	5,549
[3]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	10,115	9,337
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	6,681
[9]	Lafayette LA Utilities Electric Power & Light Revenue (Electric Projects)	5.000%	11/1/49	18,085	18,570
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/39	15,000	16,241
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	26,015	26,015
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	4,519	4,519
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	5,895
	Louisiana GO	5.000%	8/1/25	2,000	2,007
	Louisiana GO	5.000%	8/1/26	115	118
	Louisiana GO	5.000%	2/1/27	2,000	2,065
	Louisiana GO	5.000%	8/1/27	3,065	3,139
	Louisiana GO	5.000%	8/1/28	8,370	8,563
	Louisiana GO	5.000%	2/1/29	2,000	2,131
	Louisiana GO	5.000%	9/1/30	5,535	6,012
	Louisiana GO	5.000%	2/1/31	9,500	10,371
	Louisiana GO	5.000%	9/1/31	5,010	5,498
	Louisiana GO	5.000%	2/1/33	2,050	2,275
[8]	Louisiana GO	5.000%	6/1/45	4,500	4,752
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,025	1,058
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	1,110	1,143
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	1,690	1,734
56

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	2,135	2,187
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	14,790	15,124
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	7,935	8,076
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	2,975	3,020
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	2,990	3,027
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Insurance Guaranty Association Project)	5.000%	8/15/29	1,015	1,045
Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	3,285	2,791
Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/56	5	4
Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/45	3,600	3,646
Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/48	4,510	4,596
Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/30	525	539
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/48	6,440	6,557
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/53	4,515	4,627
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	12,050	12,063
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,158
New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/48	1,740	1,734
New Orleans LA GO	5.000%	12/1/40	3,645	3,759
New Orleans LA GO	5.000%	12/1/46	9,530	9,547
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	4,634
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/48	5	5
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	120	119
				234,649
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/54	5,320	5,525
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,950	1,908
Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	2,120
Maine Turnpike Authority Highway Revenue	5.000%	7/1/47	15,500	15,681
				25,234
Maryland (1.7%)
Anne Arundel County MD GO	5.000%	4/1/35	900	1,003
Anne Arundel County MD GO	5.000%	10/1/41	1,000	1,034
Anne Arundel County MD GO	5.000%	10/1/42	2,195	2,339
Baltimore County MD GO	3.000%	11/1/29	3,945	3,918
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/46	10,015	10,040
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/49	200	203
Baltimore MD Water Revenue	5.000%	7/1/44	9,495	9,496
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/46	20,000	20,062
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	2,400	2,446
Calvert County MD GO	1.875%	7/1/35	1,000	787
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	55	55
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	15	15
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	325	325
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	690	710
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	870	895
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	300	300
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,520	2,636
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,960	2,010
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,360	1,424
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	1,510	1,510
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	135
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	4,955	5,174
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	3,275	3,357
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	1,480	1,453
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	1,100	1,148
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	770	787
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	4,805	5,196
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	9,585	9,590
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	2,025	2,111
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/30	2,540	2,460
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	1,305	1,263
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/31	1,420	1,366
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/31	500	547
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	130	125
57

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.250%	5/1/32	2,780	2,693
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/32	7,510	7,131
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	3,715	3,749
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/32	125	136
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/33	3,665	3,412
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,325	1,285
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/33	130	141
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/34	3,345	3,072
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/54	3,135	3,162
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.125%	7/1/59	3,140	3,169
[3]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/64	3,750	3,813
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/53	1,000	1,055
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/58	1,500	1,603
	Maryland GO	4.000%	6/1/25	5,455	5,456
	Maryland GO	5.000%	8/1/25	20,800	20,892
	Maryland GO	5.000%	8/1/25	200	201
	Maryland GO	5.000%	8/1/25	3,045	3,058
	Maryland GO	5.000%	3/15/26	1,745	1,777
	Maryland GO	5.000%	3/15/26	4,400	4,481
	Maryland GO	5.000%	3/15/26	2,155	2,195
	Maryland GO	5.000%	6/1/26	1,425	1,428
	Maryland GO	3.000%	8/1/26	5,235	5,226
	Maryland GO	4.000%	8/1/26	1,295	1,295
	Maryland GO	4.000%	8/1/26	1,515	1,536
	Maryland GO	5.000%	8/1/26	10,415	10,688
	Maryland GO	5.000%	8/1/26	6,025	6,183
	Maryland GO	5.000%	8/1/26	300	308
	Maryland GO	5.000%	8/1/26	1,660	1,704
	Maryland GO	5.000%	3/15/27	170	177
	Maryland GO	5.000%	3/15/27	2,455	2,549
	Maryland GO	4.000%	6/1/27	6,210	6,210
	Maryland GO	3.000%	8/1/27	145	145
	Maryland GO	4.000%	8/1/27	1,110	1,110
	Maryland GO	5.000%	8/1/27	3,700	3,870
	Maryland GO	5.000%	8/1/27	5,560	5,815
	Maryland GO	5.000%	8/1/27	2,295	2,400
	Maryland GO	5.000%	8/1/27	50	52
	Maryland GO	5.000%	8/1/27	1,825	1,909
	Maryland GO	4.000%	3/1/28	3,030	3,108
	Maryland GO	5.000%	3/15/28	2,990	3,095
	Maryland GO	5.000%	3/15/28	5,225	5,526
	Maryland GO	5.000%	6/1/28	1,500	1,592
	Maryland GO	4.000%	8/1/28	50	51
	Maryland GO	5.000%	8/1/28	5,605	5,967
	Maryland GO	5.000%	8/1/28	9,520	10,135
	Maryland GO	5.000%	8/1/28	6,210	6,611
	Maryland GO	5.000%	8/1/28	4,725	5,030
	Maryland GO	5.000%	3/1/29	125	134
	Maryland GO	5.000%	3/15/29	465	491
	Maryland GO	5.000%	3/15/29	300	309
	Maryland GO	5.000%	3/15/29	2,800	3,009
	Maryland GO	5.000%	3/15/29	190	204
	Maryland GO	5.000%	6/1/29	4,120	4,443
	Maryland GO	4.000%	8/1/29	4,000	4,141
	Maryland GO	5.000%	8/1/29	2,140	2,313
	Maryland GO	5.000%	8/1/29	325	345
	Maryland GO	5.000%	8/1/29	13,100	14,161
	Maryland GO	3.000%	3/1/30	3,225	3,146
	Maryland GO	4.000%	3/15/30	675	682
	Maryland GO	5.000%	3/15/30	3,995	4,283
	Maryland GO	5.000%	3/15/30	1,360	1,484
	Maryland GO	5.000%	3/15/30	75	82
	Maryland GO	4.000%	6/1/30	20,210	20,211
	Maryland GO	5.000%	6/1/30	710	777
	Maryland GO	3.250%	8/1/30	105	104
58

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	8/1/30	1,210	1,305
Maryland GO	5.000%	8/1/30	3,995	4,382
Maryland GO	5.000%	8/1/30	2,985	3,274
Maryland GO	5.000%	3/1/31	4,270	4,719
Maryland GO	5.000%	3/15/31	2,895	3,101
Maryland GO	5.000%	3/15/31	650	707
Maryland GO	5.000%	3/15/31	15,370	16,996
Maryland GO	3.000%	6/1/31	45	43
Maryland GO	5.000%	6/1/31	5,985	6,636
Maryland GO	5.000%	6/1/31	15,085	16,726
Maryland GO	3.000%	8/1/31	15	14
Maryland GO	5.000%	8/1/31	2,490	2,681
Maryland GO	5.000%	8/1/31	810	886
Maryland GO	5.000%	3/1/32	870	958
Maryland GO	3.250%	3/15/32	20	20
Maryland GO	5.000%	3/15/32	150	163
Maryland GO	5.000%	3/15/32	8,000	8,943
Maryland GO	5.000%	3/15/32	200	214
Maryland GO	5.000%	6/1/32	470	527
Maryland GO	5.000%	6/1/32	21,305	23,865
Maryland GO	2.000%	8/1/32	25	22
Maryland GO	5.000%	8/1/32	1,325	1,445
Maryland GO	5.000%	3/1/33	385	422
Maryland GO	3.125%	3/15/33	1,055	1,008
Maryland GO	4.000%	3/15/33	70	71
Maryland GO	5.000%	3/15/33	305	330
Maryland GO	5.000%	6/1/33	4,145	4,619
Maryland GO	5.000%	6/1/33	13,200	14,908
Maryland GO	4.000%	8/1/33	255	258
Maryland GO	5.000%	8/1/33	480	522
Maryland GO	5.000%	3/1/34	275	299
Maryland GO	5.000%	3/15/34	1,025	1,149
Maryland GO	5.000%	6/1/34	11,475	12,671
Maryland GO	5.000%	8/1/34	1,000	1,079
Maryland GO	5.000%	3/1/35	960	1,038
Maryland GO	5.000%	3/15/35	125	139
Maryland GO	5.000%	6/1/35	1,100	1,205
Maryland GO	5.000%	6/1/35	12,695	14,345
Maryland GO	5.000%	3/1/36	3,740	4,025
Maryland GO	5.000%	6/1/36	8,735	9,513
Maryland GO	5.000%	6/1/36	34,350	38,542
Maryland GO	5.000%	6/1/37	1,065	1,187
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,001
Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/47	12,875	11,920
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/51	18,365	4,790
Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/51	5,540	3,662
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/52	1,365	338
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/53	970	228
Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/54	2,800	2,843
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/47	7,200	7,305
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/42	1,070	1,094
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/50	9,500	10,072
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program), Prere.	5.000%	5/1/26	2,375	2,422
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	915	967
Maryland State Transportation Authority Highway Revenue	2.500%	7/1/47	8,170	5,382
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	20	15
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	10,530	10,737
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/41	4,000	4,278
Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	2.800%	3/1/26	1,660	1,644
Montgomery County MD GO	5.000%	10/1/25	4,825	4,861
Montgomery County MD GO	5.000%	10/1/27	3,105	3,258
Montgomery County MD GO	5.000%	12/1/33	10,725	12,157
Montgomery County MD GO	3.000%	11/1/38	5,000	4,309
Prince George's County MD GO	5.000%	7/15/27	850	888
Prince George's County MD GO	5.000%	7/15/28	950	1,011
Prince George's County MD GO	3.000%	9/15/28	65	64
Prince George's County MD GO	5.000%	7/15/29	790	839
59

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prince George's County MD GO	3.000%	9/15/29	425	416
	Prince George's County MD GO	4.000%	7/15/30	3,000	3,059
	Prince George's County MD GO	5.000%	7/15/31	215	228
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,482
	Prince George's County MD GO	3.000%	7/15/36	1,980	1,780
	Prince George's County MD GO	5.000%	7/15/36	1,725	1,791
	Prince George's County MD GO	5.000%	7/1/38	4,280	4,611
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/15/36	205	186
	Washington Suburban Sanitary Commission Water Revenue	3.125%	6/15/37	105	95
					641,130
Massachusetts (4.4%)
	Andover MA GO	2.000%	9/15/38	1,095	808
	Attleboro MA GO	2.625%	10/15/50	3,330	2,140
	Braintree MA GO	2.125%	10/15/37	2,205	1,705
	Braintree MA GO	2.125%	10/15/38	2,250	1,698
	Braintree MA GO	2.125%	10/15/39	2,300	1,688
	Braintree MA GO	2.125%	10/15/40	2,350	1,679
	Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Government Fund/Grant Revenue	5.000%	6/15/26	1,305	1,308
	Commonwealth of Massachusetts GO	5.000%	7/1/25	13,770	13,808
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	3,846
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,175	4,187
	Commonwealth of Massachusetts GO	5.000%	8/1/25	3,315	3,329
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,565	1,574
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,700
[3]	Commonwealth of Massachusetts GO	5.250%	9/1/25	1,850	1,863
	Commonwealth of Massachusetts GO	5.000%	10/1/25	265	267
[6]	Commonwealth of Massachusetts GO	5.000%	11/1/25	340	343
	Commonwealth of Massachusetts GO	5.000%	11/1/25	810	817
	Commonwealth of Massachusetts GO	5.000%	1/1/26	630	638
	Commonwealth of Massachusetts GO	5.000%	3/1/26	1,270	1,291
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,695	1,730
	Commonwealth of Massachusetts GO	5.000%	7/1/26	7,725	7,912
	Commonwealth of Massachusetts GO	5.000%	7/1/26	4,315	4,420
	Commonwealth of Massachusetts GO	5.000%	7/1/26	2,890	2,960
	Commonwealth of Massachusetts GO	5.000%	7/1/26	165	169
	Commonwealth of Massachusetts GO	5.000%	7/1/26	400	410
	Commonwealth of Massachusetts GO	5.000%	9/1/26	4,650	4,776
	Commonwealth of Massachusetts GO	5.000%	10/1/26	3,645	3,749
	Commonwealth of Massachusetts GO	5.000%	11/1/26	70	72
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,365	1,406
[6]	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,000	1,030
	Commonwealth of Massachusetts GO	5.000%	12/1/26	8,825	9,107
	Commonwealth of Massachusetts GO	5.000%	1/1/27	1,385	1,431
	Commonwealth of Massachusetts GO	5.000%	5/1/27	585	608
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,065	2,154
	Commonwealth of Massachusetts GO	5.000%	7/1/27	25,450	26,030
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,370	2,472
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,440	3,589
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,635	1,706
	Commonwealth of Massachusetts GO	5.000%	9/1/27	1,815	1,899
	Commonwealth of Massachusetts GO	5.000%	10/1/27	255	267
	Commonwealth of Massachusetts GO	5.000%	11/1/27	375	394
	Commonwealth of Massachusetts GO	3.000%	12/1/27	3,885	3,859
	Commonwealth of Massachusetts GO	5.000%	1/1/28	1,675	1,763
	Commonwealth of Massachusetts GO	5.000%	5/1/28	440	466
	Commonwealth of Massachusetts GO	5.000%	5/1/28	1,000	1,059
	Commonwealth of Massachusetts GO	3.000%	7/1/28	140	138
	Commonwealth of Massachusetts GO	3.250%	7/1/28	15	15
	Commonwealth of Massachusetts GO	5.000%	7/1/28	9,365	9,564
	Commonwealth of Massachusetts GO	5.000%	7/1/28	2,855	3,031
	Commonwealth of Massachusetts GO	5.000%	7/1/28	2,185	2,319
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,010	1,012
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	2,927
	Commonwealth of Massachusetts GO	5.000%	9/1/28	1,710	1,820
	Commonwealth of Massachusetts GO	5.000%	11/1/28	6,350	6,777
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,485	5,885
	Commonwealth of Massachusetts GO	5.000%	3/1/29	4,000	4,292
	Commonwealth of Massachusetts GO	5.000%	5/1/29	390	420
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,500	1,614
60

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/29	245	246
	Commonwealth of Massachusetts GO	5.000%	7/1/29	4,890	4,992
	Commonwealth of Massachusetts GO	5.000%	7/1/29	3,595	3,877
	Commonwealth of Massachusetts GO	5.000%	7/1/29	1,230	1,326
	Commonwealth of Massachusetts GO	5.000%	9/1/29	115	124
	Commonwealth of Massachusetts GO	5.000%	9/1/29	410	443
	Commonwealth of Massachusetts GO	5.000%	1/1/30	35	37
	Commonwealth of Massachusetts GO	5.000%	1/1/30	490	522
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,350	1,471
	Commonwealth of Massachusetts GO	5.000%	7/1/30	1,775	1,939
[8]	Commonwealth of Massachusetts GO	5.000%	7/1/30	2,500	2,730
	Commonwealth of Massachusetts GO	5.000%	9/1/30	40	44
	Commonwealth of Massachusetts GO	5.000%	9/1/30	180	194
	Commonwealth of Massachusetts GO	5.000%	10/1/30	4,075	4,467
	Commonwealth of Massachusetts GO	5.000%	11/1/30	24,900	25,937
	Commonwealth of Massachusetts GO	5.000%	11/1/30	125	137
	Commonwealth of Massachusetts GO	5.000%	12/1/30	18,570	20,402
	Commonwealth of Massachusetts GO	5.000%	1/1/31	1,730	1,837
	Commonwealth of Massachusetts GO	5.000%	1/1/31	110	115
	Commonwealth of Massachusetts GO	5.000%	2/1/31	1,615	1,778
	Commonwealth of Massachusetts GO	5.000%	5/1/31	2,035	2,248
	Commonwealth of Massachusetts GO	5.000%	7/1/31	7,320	7,458
	Commonwealth of Massachusetts GO	5.000%	7/1/31	5,150	5,247
	Commonwealth of Massachusetts GO	5.000%	9/1/31	1,235	1,369
	Commonwealth of Massachusetts GO	5.000%	11/1/31	70	76
	Commonwealth of Massachusetts GO	5.000%	12/1/31	22,000	24,461
	Commonwealth of Massachusetts GO	5.000%	1/1/32	415	440
	Commonwealth of Massachusetts GO	5.000%	3/1/32	15,535	17,317
	Commonwealth of Massachusetts GO	5.000%	7/1/32	360	390
	Commonwealth of Massachusetts GO	5.000%	7/1/32	15	15
	Commonwealth of Massachusetts GO	4.000%	9/1/32	90	90
	Commonwealth of Massachusetts GO	5.000%	10/1/32	1,130	1,266
	Commonwealth of Massachusetts GO	4.000%	11/1/32	6,175	6,247
	Commonwealth of Massachusetts GO	5.000%	11/1/32	1,595	1,789
	Commonwealth of Massachusetts GO	5.000%	1/1/33	225	235
	Commonwealth of Massachusetts GO	5.250%	1/1/33	45	48
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,140
	Commonwealth of Massachusetts GO	5.000%	5/1/33	65	73
	Commonwealth of Massachusetts GO	4.000%	7/1/33	25	25
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,880	6,897
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,865	6,981
	Commonwealth of Massachusetts GO	4.000%	9/1/33	7,645	7,661
	Commonwealth of Massachusetts GO	5.000%	10/1/33	3,410	3,782
	Commonwealth of Massachusetts GO	5.000%	10/1/33	1,515	1,710
	Commonwealth of Massachusetts GO	3.000%	11/1/33	1,855	1,758
	Commonwealth of Massachusetts GO	5.000%	11/1/33	145	157
	Commonwealth of Massachusetts GO	5.000%	11/1/33	2,990	3,378
	Commonwealth of Massachusetts GO	5.250%	1/1/34	155	165
	Commonwealth of Massachusetts GO	4.000%	2/1/34	345	356
	Commonwealth of Massachusetts GO	5.000%	2/1/34	250	256
	Commonwealth of Massachusetts GO	2.000%	3/1/34	200	166
	Commonwealth of Massachusetts GO	5.000%	3/1/34	1,555	1,760
	Commonwealth of Massachusetts GO	5.000%	5/1/34	3,360	3,749
	Commonwealth of Massachusetts GO	4.500%	7/1/34	390	391
[8]	Commonwealth of Massachusetts GO	5.000%	7/1/34	3,000	3,402
	Commonwealth of Massachusetts GO	3.000%	9/1/34	140	131
	Commonwealth of Massachusetts GO	5.000%	1/1/35	495	513
	Commonwealth of Massachusetts GO	5.000%	1/1/35	30	32
	Commonwealth of Massachusetts GO	5.000%	1/1/35	430	484
	Commonwealth of Massachusetts GO	5.000%	2/1/35	4,760	4,866
	Commonwealth of Massachusetts GO	3.000%	3/1/35	225	209
	Commonwealth of Massachusetts GO	5.000%	3/1/35	1,145	1,289
	Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,838
	Commonwealth of Massachusetts GO	5.000%	5/1/35	1,025	1,135
	Commonwealth of Massachusetts GO	3.000%	7/1/35	160	148
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,095	5,107
	Commonwealth of Massachusetts GO	3.000%	9/1/35	100	92
	Commonwealth of Massachusetts GO	4.000%	9/1/35	1,205	1,204
	Commonwealth of Massachusetts GO	3.000%	11/1/35	7,580	6,995
	Commonwealth of Massachusetts GO	4.000%	11/1/35	145	147
61

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	12/1/35	245	250
	Commonwealth of Massachusetts GO	5.000%	1/1/36	3,165	3,314
	Commonwealth of Massachusetts GO	5.000%	1/1/36	355	366
	Commonwealth of Massachusetts GO	4.000%	2/1/36	60	61
	Commonwealth of Massachusetts GO	5.000%	2/1/36	5,365	5,471
	Commonwealth of Massachusetts GO	3.000%	3/1/36	535	487
	Commonwealth of Massachusetts GO	5.000%	4/1/36	3,000	3,064
	Commonwealth of Massachusetts GO	5.000%	5/1/36	1,550	1,703
	Commonwealth of Massachusetts GO	5.000%	7/1/36	8,515	8,536
	Commonwealth of Massachusetts GO	5.000%	7/1/36	190	203
[8]	Commonwealth of Massachusetts GO	5.000%	7/1/36	5,000	5,634
	Commonwealth of Massachusetts GO	4.000%	9/1/36	380	378
	Commonwealth of Massachusetts GO	4.000%	9/1/36	635	632
	Commonwealth of Massachusetts GO	4.000%	11/1/36	55	55
	Commonwealth of Massachusetts GO	5.000%	1/1/37	175	180
	Commonwealth of Massachusetts GO	5.000%	1/1/37	3,530	3,909
	Commonwealth of Massachusetts GO	5.000%	5/1/37	4,695	5,205
	Commonwealth of Massachusetts GO	4.000%	9/1/37	450	447
	Commonwealth of Massachusetts GO	4.000%	9/1/37	185	184
	Commonwealth of Massachusetts GO	5.000%	9/1/37	1,015	1,050
	Commonwealth of Massachusetts GO	5.000%	10/1/37	700	758
	Commonwealth of Massachusetts GO	5.000%	12/1/37	2,985	3,030
	Commonwealth of Massachusetts GO	5.000%	1/1/38	3,010	3,093
	Commonwealth of Massachusetts GO	5.000%	3/1/38	4,005	4,407
	Commonwealth of Massachusetts GO	4.000%	4/1/38	50	49
	Commonwealth of Massachusetts GO	5.000%	5/1/38	1,490	1,616
	Commonwealth of Massachusetts GO	5.000%	7/1/38	4,500	4,756
	Commonwealth of Massachusetts GO	5.000%	8/1/38	1,765	1,944
	Commonwealth of Massachusetts GO	3.250%	9/1/38	1,660	1,497
	Commonwealth of Massachusetts GO	5.000%	9/1/38	13,000	13,414
	Commonwealth of Massachusetts GO	3.000%	11/1/38	9,060	7,806
	Commonwealth of Massachusetts GO	5.000%	11/1/38	9,505	9,713
	Commonwealth of Massachusetts GO	5.000%	12/1/38	1,670	1,693
	Commonwealth of Massachusetts GO	5.000%	1/1/39	50	51
	Commonwealth of Massachusetts GO	5.000%	1/1/39	1,040	1,076
	Commonwealth of Massachusetts GO	3.250%	2/1/39	1,940	1,741
	Commonwealth of Massachusetts GO	5.000%	3/1/39	5,430	5,942
	Commonwealth of Massachusetts GO	5.000%	5/1/39	4,435	4,599
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,865	2,439
	Commonwealth of Massachusetts GO	3.000%	9/1/39	150	127
	Commonwealth of Massachusetts GO	4.000%	9/1/39	7,315	7,128
	Commonwealth of Massachusetts GO	5.000%	10/1/39	20	21
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,661
	Commonwealth of Massachusetts GO	4.000%	12/1/39	1,000	972
	Commonwealth of Massachusetts GO	5.000%	12/1/39	14,050	15,389
	Commonwealth of Massachusetts GO	3.500%	2/1/40	300	272
[8]	Commonwealth of Massachusetts GO	5.000%	4/1/40	3,000	3,273
	Commonwealth of Massachusetts GO	4.000%	5/1/40	4,500	4,332
	Commonwealth of Massachusetts GO	5.000%	7/1/40	300	315
	Commonwealth of Massachusetts GO	5.000%	8/1/40	1,950	2,095
	Commonwealth of Massachusetts GO	5.000%	8/1/40	4,470	4,855
	Commonwealth of Massachusetts GO	3.250%	9/1/40	1,690	1,480
	Commonwealth of Massachusetts GO	3.000%	11/1/40	600	500
	Commonwealth of Massachusetts GO	4.000%	11/1/40	15	15
	Commonwealth of Massachusetts GO	5.000%	12/1/40	11,080	12,063
	Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	15,279
	Commonwealth of Massachusetts GO	3.000%	2/1/41	1,000	820
	Commonwealth of Massachusetts GO	2.000%	3/1/41	5,000	3,365
	Commonwealth of Massachusetts GO	3.000%	4/1/41	3,055	2,509
	Commonwealth of Massachusetts GO	5.000%	5/1/41	1,200	1,279
	Commonwealth of Massachusetts GO	5.000%	5/1/41	1,160	1,236
	Commonwealth of Massachusetts GO	5.000%	5/1/41	5,000	5,136
	Commonwealth of Massachusetts GO	5.000%	7/1/41	1,760	1,835
	Commonwealth of Massachusetts GO	5.000%	10/1/41	20	21
	Commonwealth of Massachusetts GO	4.000%	11/1/41	2,230	2,126
	Commonwealth of Massachusetts GO	5.000%	11/1/41	2,000	2,023
	Commonwealth of Massachusetts GO	5.000%	11/1/41	5,075	5,455
	Commonwealth of Massachusetts GO	4.000%	2/1/42	2,630	2,478
	Commonwealth of Massachusetts GO	2.000%	3/1/42	2,315	1,512
	Commonwealth of Massachusetts GO	4.000%	4/1/42	420	396
62

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,365	3,495
	Commonwealth of Massachusetts GO	4.000%	9/1/42	5,670	5,334
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,900	1,916
	Commonwealth of Massachusetts GO	5.000%	11/1/42	10,085	10,766
	Commonwealth of Massachusetts GO	2.500%	3/1/43	1,760	1,242
	Commonwealth of Massachusetts GO	5.000%	3/1/43	5,000	5,303
[8]	Commonwealth of Massachusetts GO	5.000%	4/1/43	2,000	2,133
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,500	1,531
	Commonwealth of Massachusetts GO	5.000%	5/1/43	2,260	2,381
	Commonwealth of Massachusetts GO	5.000%	5/1/43	3,355	3,535
	Commonwealth of Massachusetts GO	5.250%	9/1/43	1,045	1,078
	Commonwealth of Massachusetts GO	5.000%	11/1/43	4,000	4,027
	Commonwealth of Massachusetts GO	5.250%	1/1/44	3,220	3,329
	Commonwealth of Massachusetts GO	4.000%	2/1/44	25	23
	Commonwealth of Massachusetts GO	5.000%	3/1/44	3,500	3,694
	Commonwealth of Massachusetts GO	3.000%	4/1/44	10,980	8,570
	Commonwealth of Massachusetts GO	4.000%	12/1/44	7,000	6,512
	Commonwealth of Massachusetts GO	5.000%	12/1/44	20,000	21,185
	Commonwealth of Massachusetts GO	4.000%	5/1/45	10,760	10,006
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,520
	Commonwealth of Massachusetts GO	5.000%	7/1/45	5,315	5,459
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	858
	Commonwealth of Massachusetts GO	4.000%	12/1/45	290	269
	Commonwealth of Massachusetts GO	5.000%	1/1/46	10,000	10,096
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,765	1,640
	Commonwealth of Massachusetts GO	4.000%	4/1/46	3,265	3,033
	Commonwealth of Massachusetts GO	5.000%	5/1/46	1,150	1,167
	Commonwealth of Massachusetts GO	2.375%	9/1/46	185	118
	Commonwealth of Massachusetts GO	3.000%	9/1/46	6,020	4,507
	Commonwealth of Massachusetts GO	5.000%	10/1/46	12,050	12,555
	Commonwealth of Massachusetts GO	4.000%	12/1/46	30	28
	Commonwealth of Massachusetts GO	3.000%	3/1/47	11,885	8,862
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,065	1,067
	Commonwealth of Massachusetts GO	5.000%	4/1/47	13,505	13,535
	Commonwealth of Massachusetts GO	5.250%	4/1/47	8,850	8,967
	Commonwealth of Massachusetts GO	5.250%	10/1/47	3,890	4,104
	Commonwealth of Massachusetts GO	5.000%	1/1/48	9,420	9,495
	Commonwealth of Massachusetts GO	3.000%	3/1/48	11,605	8,563
	Commonwealth of Massachusetts GO	3.000%	4/1/48	10,000	7,375
	Commonwealth of Massachusetts GO	4.000%	5/1/48	7,500	6,930
	Commonwealth of Massachusetts GO	3.000%	7/1/48	50	37
	Commonwealth of Massachusetts GO	5.000%	7/1/48	4,595	4,694
	Commonwealth of Massachusetts GO	5.000%	9/1/48	10,000	10,258
	Commonwealth of Massachusetts GO	5.000%	11/1/48	30	31
	Commonwealth of Massachusetts GO	3.000%	3/1/49	200	145
	Commonwealth of Massachusetts GO	3.000%	4/1/49	4,000	2,920
	Commonwealth of Massachusetts GO	5.000%	5/1/49	1,250	1,264
	Commonwealth of Massachusetts GO	5.000%	11/1/49	215	221
	Commonwealth of Massachusetts GO	2.750%	3/1/50	18,570	12,374
	Commonwealth of Massachusetts GO	2.000%	4/1/50	23,600	13,063
[8]	Commonwealth of Massachusetts GO	5.000%	4/1/50	10,000	10,387
	Commonwealth of Massachusetts GO	5.000%	11/1/50	10,000	10,182
	Commonwealth of Massachusetts GO	2.125%	4/1/51	17,005	9,534
	Commonwealth of Massachusetts GO	5.000%	10/1/51	6,000	6,197
	Commonwealth of Massachusetts GO	5.000%	10/1/52	9,875	10,115
	Commonwealth of Massachusetts GO	5.000%	10/1/52	10,000	10,327
	Commonwealth of Massachusetts GO	5.000%	5/1/53	14,490	14,935
	Commonwealth of Massachusetts GO	5.000%	8/1/53	2,690	2,783
	Commonwealth of Massachusetts GO	5.000%	10/1/53	5,000	5,160
	Commonwealth of Massachusetts GO	5.000%	12/1/53	6,615	6,850
	Commonwealth of Massachusetts GO	5.000%	1/1/54	15,470	15,966
	Commonwealth of Massachusetts GO	5.000%	5/1/54	10,570	10,920
[8]	Commonwealth of Massachusetts GO	5.000%	4/1/55	25,000	25,851
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,460	7,763
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	11,765
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	125	135
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	365	402
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	19,005	20,911
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	270	270
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	325	332
63

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	4,780	5,035
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/44	4,775	5,049
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,435	9,689
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/41	1,795	1,804
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/47	7,010	7,042
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,005	3,007
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/32	7,375	7,380
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/44	5,525	5,842
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	5,485	5,133
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,190
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/50	16,825	15,492
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	10,000	10,220
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/51	10,185	10,359
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	22,690	23,468
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	14,210	14,746
	Easton MA GO	2.500%	10/15/46	3,000	1,973
	Gloucester MA GO	2.250%	9/15/46	300	187
	Hingham MA GO	2.375%	2/15/50	2,500	1,551
	Lowell MA GO	3.000%	9/1/34	1,000	915
	Lowell MA GO	2.250%	9/1/49	1,670	988
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/27	2,635	2,696
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/31	10	11
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/41	15	12
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/52	9,525	9,749
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	777
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	13,160	13,476
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	895	933
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,226
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/28	310	331
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,135	3,527
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	135	147
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	188
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	70	78
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	640	479
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	1,860	2,082
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	115	131
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,500	9,591
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	997
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	15	16
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	190	190
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	1,945	1,927
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	2,775	2,744
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	105	104
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	95	93
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,970	2,970
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	1,965	2,020
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/44	8,555	8,018
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	8,930	9,338
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	8,000	8,334
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/47	500	520
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	420	445
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,300	12,388
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	13,165	12,086
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	8,065	8,480
	Massachusetts Clean Water Trust Miscellaneous Revenue, ETM	5.000%	8/1/26	130	133
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	80	73
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/25	35	35
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,030	1,038
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	260	266
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	5,355	5,512
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	425	444
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	150	159
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	506
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,270	1,275
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,076
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/30	145	157
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/33	23,770	26,350
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/34	16,825	18,823
64

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,500	2,827
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	1,505	1,525
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	4,440	5,084
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,500	1,706
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	7,900	8,026
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	13,055	12,781
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/38	30	32
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	440	386
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	2,100	2,251
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	2,040	2,227
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,315	5,934
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	85	90
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	2,890	2,781
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/44	5,095	5,298
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	4,000	3,792
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	30	24
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	4,000	4,010
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	10,000	9,831
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	2,777
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/48	4,000	3,756
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	6,205	6,445
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	6,000	6,279
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,260	5,645
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	9,000	9,603
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	6,185	6,177
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/32	21,125	23,185
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/35	14,620	16,364
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	65	74
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	225	225
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	1,380	1,387
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	2,610	2,615
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,200	1,177
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,905	1,908
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	380	388
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	125	127
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	4,775	4,769
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/36	50	50
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,000
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	14,280	14,280
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	600	608
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,500	5,169
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	2,910	2,976
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/45	1,980	1,854
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	135	139
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/46	5	5
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	3,060	3,075
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	1,850	1,878
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,170	2,306
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	160	163
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	1,450	1,457
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	20,675	20,994
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	1,810	1,048
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,655	5,729
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,748
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/28	30	32
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/29	160	171
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	410	438
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	270	288
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	270	286
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	1,680	1,777
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	390	412
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	1,020	1,073
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	280	281
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	265	273
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	225	237
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	15	16
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	3,970	4,066
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	2,165	2,254
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	250	278
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	2,065	2,148
65

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	90
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	1,085	1,127
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	10	11
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	40	47
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	4,686
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	5,010	5,530
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	265	269
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	940	964
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	13,165	13,495
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	180	185
	Milford MA GO	2.000%	12/1/38	3,000	2,201
	Sutton MA GO	2.700%	6/1/30	1,625	1,546
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,440	5,491
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/26	30	31
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	85	91
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/35	4,775	4,567
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	1,900
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	1,000	1,002
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	4,250	4,349
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	9,105	8,205
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	18,000	18,208
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	10,000	10,094
	Worcester MA GO	2.000%	2/1/47	7,960	4,722
					1,674,820
Michigan (0.9%)
[3,10]	Detroit City School District GO	6.000%	5/1/29	5,325	5,668
[3,10]	Detroit City School District GO	5.250%	5/1/32	1,000	1,099
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	760
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	1,060	1,121
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/33	10,005	11,221
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,990	2,164
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/47	7,500	7,955
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,150	2,186
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	2,620	2,671
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	105	106
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	105	107
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	1,000	1,002
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	648
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,500	1,667
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,615	6,685
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	4,245	4,279
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	21,370	20,997
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/52	2,655	2,789
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	10,000	10,146
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/49	5,650	5,831
	Lansing Community College GO	5.000%	5/1/44	3,000	3,059
	Lansing Community College GO	3.000%	5/1/49	1,720	1,286
[3]	Lansing MI GO	4.125%	6/1/48	3,000	2,792
[3]	Lansing MI GO	5.000%	6/1/48	3,000	3,081
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	1,050	1,068
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	13,510	13,979
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	6,460	6,464
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/50	3,000	2,660
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	3,635	3,182
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	8,890	8,977
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/48	8,285	7,264
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/48	1,835	1,637
	Michigan Finance Authority Miscellaneous Taxes Revenue (Local Government Loan Program)	5.000%	7/1/39	290	290
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	751
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	701
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	965	963
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	2,585	2,654
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	1,350	1,387
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	6,530	6,714
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	1,988
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	390	408
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,600	8,976
66

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	450	459
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	165	168
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	692
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,800	2,820
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	2,960	2,974
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/26	4,700	4,836
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	240	242
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	1,205	1,213
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	4,640	4,666
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	255	256
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	6,180	6,209
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	6,000	6,027
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	10	10
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	350	351
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/46	10,600	9,802
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	8,500	6,075
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/59	3,010	3,175
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,525	2,526
	Michigan State University College & University Revenue	4.000%	2/15/44	1,955	1,819
	Michigan State University College & University Revenue	4.000%	2/15/44	1,225	1,140
	Michigan State University College & University Revenue	5.000%	2/15/48	675	683
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	3,425	3,596
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	4,065	4,340
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	990	1,088
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	240	267
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	1,470	1,597
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	3,385	3,649
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	235	258
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	135	147
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	410	405
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,360	4,648
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	1,670	1,633
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	2,260	2,209
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	10,045	9,767
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	18,350	17,488
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	220	209
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	19,620	18,279
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/44	3,165	2,941
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	17,610	16,247
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	35	38
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	5,270	5,595
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	4,290	4,514
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,761
	Novi Community School District GO	4.000%	5/1/47	1,200	1,107
	Oakland University College & University Revenue	5.000%	3/1/47	3,915	3,754
	University of Michigan College & University Revenue	5.000%	4/1/26	185	188
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	445	453
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,075	4,226
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,550	3,584
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	4,500	4,504
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,004
	Wayne State University College & University Revenue	5.000%	11/15/43	20	20
	Wayne State University College & University Revenue	4.000%	11/15/48	4,625	4,102
					353,144
Minnesota (0.5%)
	Metropolitan Council GAN GO	5.000%	12/1/25	15,750	15,922
	Metropolitan Council GAN GO	5.000%	12/1/26	4,355	4,497
	Metropolitan Council GAN GO	5.000%	12/1/27	10,610	11,140
	Metropolitan Council GAN GO	5.000%	12/1/28	4,325	4,616
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	975	987
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	1,090	1,123
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	280	288
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	1,305	1,341
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	1,050	1,077
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/52	260	264
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/52	8,580	8,744
	Minnesota (State Office Building Project) COP	5.000%	11/1/37	530	579
	Minnesota (State Office Building Project) COP	5.000%	11/1/39	2,520	2,722
	Minnesota Appropriations Revenue	5.000%	3/1/29	490	524
67

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Appropriations Revenue	5.000%	3/1/30	160	174
	Minnesota GO	5.000%	8/1/25	3,080	3,093
	Minnesota GO	5.000%	8/1/25	3,475	3,489
	Minnesota GO	5.000%	8/1/25	415	417
	Minnesota GO	5.000%	10/1/25	2,465	2,483
	Minnesota GO	5.000%	8/1/26	4,280	4,299
	Minnesota GO	5.000%	8/1/26	3,425	3,513
	Minnesota GO	5.000%	8/1/26	5,625	5,770
	Minnesota GO	5.000%	8/1/26	7,160	7,344
	Minnesota GO	5.000%	8/1/27	255	261
	Minnesota GO	5.000%	9/1/27	1,825	1,911
	Minnesota GO	5.000%	10/1/27	1,000	1,049
	Minnesota GO	5.000%	10/1/28	2,360	2,472
	Minnesota GO	3.000%	10/1/29	1,000	979
	Minnesota GO	5.000%	8/1/30	4,865	5,335
	Minnesota GO	5.000%	9/1/30	3,065	3,365
	Minnesota GO	3.000%	10/1/30	6,060	5,872
	Minnesota GO	5.000%	8/1/31	2,190	2,434
	Minnesota GO	5.000%	9/1/31	975	1,085
	Minnesota GO	5.000%	8/1/32	690	775
	Minnesota GO	5.000%	9/1/32	4,280	4,744
	Minnesota GO	5.000%	8/1/33	10,000	11,338
	Minnesota GO	5.000%	8/1/34	10,605	12,086
	Minnesota GO	5.000%	8/1/35	2,145	2,418
	Minnesota GO	5.000%	8/1/38	19,325	21,334
	Minnesota GO	5.000%	8/1/38	1,250	1,315
	Minnesota GO	5.000%	8/1/39	1,250	1,311
	Minnesota GO	5.000%	8/1/39	3,070	3,367
	Minnesota GO	5.000%	8/1/43	4,555	4,866
	Minnesota GO	5.000%	8/1/44	2,880	3,062
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/35	50	55
	North St. Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/46	20	15
	Osseo Independent School District No. 279 GO	1.625%	2/1/32	3,215	2,671
	Owatonna MN Independent School District No. 761 GO	2.250%	2/1/41	1,075	744
	Scott County MN GO	3.000%	12/1/36	1,645	1,451
	University of Minnesota College & University Revenue	5.000%	4/1/41	1,360	1,366
					182,087
Mississippi (0.1%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/30	6,000	6,430
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,080
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	7,045	6,679
	Mississippi GO	5.000%	10/1/25	1,010	1,017
	Mississippi GO	5.000%	10/1/26	3,550	3,579
	Mississippi GO	5.000%	10/1/27	2,090	2,189
	Mississippi GO	5.000%	10/1/28	1,855	1,937
	Mississippi GO	5.000%	10/1/29	4,460	4,644
	Mississippi GO	5.000%	10/1/30	1,285	1,334
	Mississippi GO	4.000%	10/1/35	2,445	2,424
	Mississippi GO	4.000%	10/1/36	3,130	3,086
	Mississippi GO	4.000%	10/1/38	50	49
	Mississippi GO, Prere.	5.000%	10/1/25	1,500	1,511
	Mississippi GO, Prere.	5.000%	10/1/27	720	753
	Mississippi GO, Prere.	5.000%	10/1/27	1,030	1,078
	Mississippi GO, Prere.	5.000%	10/1/27	2,420	2,532
	Mississippi GO, Prere.	5.000%	10/1/27	6,180	6,465
[3]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	335	352
[3]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	455	478
					54,617
Missouri (0.4%)
	Jackson County MO Special Obligation Revenue	4.375%	12/1/58	400	377
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,205	8,229
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	35
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	4,300	4,318
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,454
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	2,020	1,879
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	12,680	12,690
	Kansas City MO Special Obligation Revenue (Main Streetcar Extension Program)	5.000%	9/1/32	1,000	1,100
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/33	1,055	1,154
68

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Water Revenue	5.000%	12/1/49	6,520	6,766
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	600	619
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	432
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	590
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	592
	Metropolitan St. Louis Sewer District Sewer Revenue	4.000%	5/1/41	110	111
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	10,315	10,488
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	1,630	1,657
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/26	2,990	3,051
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/27	140	146
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/28	515	545
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/29	40	43
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/31	555	613
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/32	2,665	2,977
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	7,665
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	1,595	1,627
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/26	990	991
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/41	3,690	3,363
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/28	500	512
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	1,791
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	472
	Springfield MO Public Utility Multiple Utility Revenue	3.250%	8/1/27	18,025	17,861
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	155
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/32	10,000	9,999
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/34	10,000	9,905
	Springfield School District No. R-12 GO	5.000%	3/1/37	10,040	10,486
	Springfield School District No. R-12 GO	3.000%	3/1/39	100	84
	Springfield School District No. R-12 GO	4.000%	3/1/41	1,675	1,638
	Springfield School District No. R-12 GO	4.000%	3/1/42	1,960	1,898
	Springfield School District No. R-12 GO	4.000%	3/1/43	2,500	2,405
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	841
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,350
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,076
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	2,480	2,654
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/29	1,840	2,003
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	450	497
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	385	431
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/49	3,000	3,152
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/54	5,000	5,200
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	800	877
	University of Missouri of Curators College & University Revenue	5.000%	11/1/34	17,765	20,149
					169,948
Nebraska (0.4%)
[8]	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/32	1,840	2,002
[8]	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/36	2,000	2,184
[8]	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/52	3,000	3,017
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/40	2,330	2,258
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/51	1,590	1,086
[3]	Fremont School District GO	4.000%	12/15/33	420	424
[3]	Fremont School District GO	4.000%	12/15/34	550	553
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	3,215	3,361
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,746
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	625	665
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/31	715	759
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	9,670	10,599
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/42	750	597
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	6,545	6,141
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	125	126
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,170	1,242
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/46	120	110
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	9,075	9,295
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/47	1,080	1,047
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/49	9,670	8,813
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/49	9,880	10,607
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	1,405	1,251
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	14,045	14,755
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	11,855	12,454
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/54	1,165	1,204
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/54	5,160	5,542
69

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	6,835	6,840
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,673
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,017
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	8,924
	Sarpy County NE GO	1.500%	6/1/30	2,390	2,058
	Sarpy County NE GO	1.500%	6/1/31	2,470	2,077
	Sarpy County NE GO	1.500%	6/1/31	2,435	2,047
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	6,025	5,339
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	10,795	9,499
					149,312
Nevada (0.5%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,270	2,276
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,055
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	9,250	9,904
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	4,190	4,486
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	430	456
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	2,135	2,361
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	5,095	5,521
[3]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	4,200	4,136
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/42	5,000	4,039
	Clark County NV GO	5.000%	11/1/26	1,015	1,046
	Clark County NV GO	5.000%	11/1/27	850	869
	Clark County NV GO	5.000%	11/1/28	105	107
	Clark County NV GO	4.000%	6/1/31	565	569
	Clark County NV GO	4.000%	11/1/31	860	864
	Clark County NV GO	4.000%	11/1/32	1,000	1,002
	Clark County NV GO	5.000%	6/1/43	16,460	16,684
	Clark County NV GO	4.000%	7/1/44	11,415	10,618
	Clark County NV GO	4.000%	7/1/47	9,645	8,766
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	705	745
	Clark County School District GO	5.000%	6/15/25	5,795	5,805
	Clark County School District GO	5.000%	6/15/25	1,015	1,017
	Clark County School District GO	5.000%	6/15/26	395	399
	Clark County School District GO	5.000%	6/15/26	2,840	2,898
	Clark County School District GO	5.000%	6/15/27	3,080	3,109
	Clark County School District GO	5.000%	6/15/28	4,635	4,678
[3]	Clark County School District GO	5.000%	6/15/33	1,625	1,739
[2]	Clark County School District GO	3.000%	6/15/38	5,000	4,141
[3]	Clark County School District GO	3.000%	6/15/39	3,000	2,427
[3]	Clark County School District GO	3.000%	6/15/39	800	646
	Clark County Water Reclamation District GO	5.000%	7/1/53	10,000	10,304
	Henderson NV GO	4.000%	6/1/50	3,175	2,827
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	16,895	14,541
	Las Vegas Valley Water District GO	5.000%	6/1/38	1,730	1,889
	Las Vegas Valley Water District GO	5.000%	6/1/41	9,575	9,616
	Las Vegas Valley Water District GO	4.000%	6/1/46	590	546
	Las Vegas Valley Water District GO	5.000%	6/1/46	20,620	20,674
	Las Vegas Valley Water District GO	4.000%	6/1/51	3,580	3,230
	Nevada GO	5.000%	4/1/26	335	335
	Nevada GO	5.000%	11/1/26	1,305	1,305
	Nevada GO	5.000%	4/1/27	435	435
	Nevada GO	2.000%	5/1/41	2,030	1,308
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	2,850	2,881
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	3,275	3,343
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	1,170	1,188
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	1,935	1,990
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	100
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	4,000	4,002
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	425	435
					184,312
New Hampshire (0.1%)
[9]	Manchester NH Sewer Revenue	5.250%	6/1/54	4,000	4,197
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/32	30,520	34,034
					38,231
New Jersey (4.6%)
	Essex County NJ GO	2.000%	9/1/42	1,000	654
	Essex County NJ GO	2.125%	9/1/45	1,000	633
	Essex County NJ GO	2.000%	9/1/48	3,900	2,279
[3]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	2,640	2,766
70

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/25	40	39
[3]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	8,155	7,448
[3]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	770	676
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/49	4,000	4,097
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	600	602
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	1,095	1,034
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	4,500	4,114
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/31	640	661
	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	5,350	5,590
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	3/13/26	15,000	15,099
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	665	670
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	7,430	7,441
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	115
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,735	6,739
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	3,700	3,813
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,901
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,640	3,646
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	13,710	14,115
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	6,850	7,192
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	2,985	2,990
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	8,180	8,413
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	400	380
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,950	1,902
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,190	3,215
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,720	1,679
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	2,195	2,222
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,810	3,380
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	6,000	5,790
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,070	933
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	3,015	2,720
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,800	1,827
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	180	181
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,545	1,548
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	5,300	5,310
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	525	526
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,670	1,673
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,595	2,601
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,925	4,936
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,220	1,254
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	595	614
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	285	294
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,715	5,940
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,815	1,887
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,090	5,291
[3]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/37	2,350	2,385
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	7,500	7,705
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,110	5,182
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	25,000	26,121
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,000	1,089
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,250	1,373
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	1,220	1,223
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,100	2,116
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,490	3,584
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,207
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	110	115
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	3,210	3,092
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	9,215	8,779
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	1,470	1,506
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/44	30	27
71

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/33	85	89
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/34	3,890	4,082
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	606
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/33	1,220	1,320
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.250%	11/1/47	12,000	12,394
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/52	11,375	11,568
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,230	1,275
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	130
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,400	2,400
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,970	4,145
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,500	1,566
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	612
[2]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/39	15	15
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,755	3,802
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	12,620	13,088
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	575	598
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	7,290	8,141
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/35	1,760	1,984
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/37	1,045	1,161
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/38	5,230	5,759
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	1,000	682
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/41	22,565	24,379
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/43	6,965	7,447
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/44	7,655	8,144
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	445	425
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,044
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,030	730
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/53	7,745	7,325
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/54	31,345	33,287
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	740	742
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	770	798
	New Jersey GO	5.000%	6/1/25	6,935	6,943
	New Jersey GO	2.000%	6/1/26	2,000	1,960
	New Jersey GO	5.000%	6/1/26	21,560	22,007
	New Jersey GO	2.000%	6/1/27	5,000	4,809
	New Jersey GO	5.000%	6/1/27	19,395	20,166
	New Jersey GO	5.000%	6/1/28	18,260	19,295
	New Jersey GO	5.000%	6/1/29	29,950	32,114
	New Jersey GO	5.000%	6/1/29	4,810	4,980
	New Jersey GO	4.000%	6/1/30	16,840	17,466
	New Jersey GO	4.000%	6/1/31	25,035	26,077
	New Jersey GO	3.000%	6/1/32	19,305	18,662
	New Jersey GO	4.000%	6/1/32	1,660	1,732
	New Jersey GO, Prere.	3.250%	6/1/25	60	60
	New Jersey GO, Prere.	4.000%	6/1/25	75	75
	New Jersey GO, Prere.	4.000%	6/1/25	40	40
	New Jersey GO, Prere.	4.000%	6/1/25	970	970
	New Jersey GO, Prere.	5.000%	6/1/25	3,600	3,604
	New Jersey GO, Prere.	5.000%	6/1/25	10	10
	New Jersey GO, Prere.	5.000%	6/1/25	200	200
	New Jersey GO, Prere.	5.000%	6/1/25	1,560	1,562
	New Jersey GO, Prere.	5.000%	6/1/25	220	220
	New Jersey GO, Prere.	5.000%	6/1/25	100	100
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/43	1,640	1,028
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,805	2,809
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	7,060	7,130
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,510	2,560
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,000	2,040
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,015	1,904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,675	2,527
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	5,120	5,269
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	10,335	10,533
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,035	4,179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	2,115	2,190
72

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	10,900	9,931
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,715	2,831
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,120	2,211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	15,650	15,911
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	50	51
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,195	1,254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	5,000	5,247
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,035	1,086
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	11,535	10,121
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	2,335	2,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,705	3,251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	6,220	6,566
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,500	1,583
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,475	2,513
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	21,665	21,997
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,000	3,184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,130	1,199
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	23,890	20,248
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	21,085	17,790
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	2,580	2,705
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	5,315	5,391
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,166
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	625	670
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,900	5,256
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,360	1,102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	5,985	4,851
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	7,770	8,133
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,570	1,575
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	26,310	26,643
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	2,905	3,146
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	21,408
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	4,485	3,491
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	3,585	3,619
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	775	820
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	350	378
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	755	823
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,010	5,463
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	4,785	3,579
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,435	17,099
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	1,140	1,225
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	5,000	5,476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,750	1,244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	4,410	4,573
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/34	1,695	1,703
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	4,250	4,590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,448
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	4,660	3,151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	10,425	10,774
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/35	11,325	11,275
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	6,600	7,088
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	378
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	6,450	4,135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	2,440	2,408
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	9,475	10,118
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	5,760	3,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	445	271
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	5,695	6,045
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,600	1,710
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	3,111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,260	1,297
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	115	114
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,515	1,604
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	4,505	2,448
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	130	128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	4,025	3,849
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,545	8,143
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	3,972
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	4,065	3,855
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	2,087
73

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	3,775	3,490
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	5,656
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/46	2,435	2,520
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/30	3,190	3,341
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,000	5,415
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	230	249
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	5,000	5,452
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,695	1,761
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,660	1,787
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	10	11
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	5,000	5,476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,500	1,605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	6,500	6,988
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,030	1,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	5,015	5,488
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,020	1,091
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	2,465	2,658
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,000	5,436
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	6,635	6,547
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	1,962
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,000	1,089
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	4,930	4,828
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,010	1,076
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,520	1,630
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	5,650	5,474
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,059
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,500	1,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	727
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/39	1,515	1,605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	768
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	1,000	1,048
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,500	6,847
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,845
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	2,000	2,118
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	3,250	3,366
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	3,065	3,186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,195	1,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	3,170	3,322
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	2,000	1,885
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,000	6,157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	5,451
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	19,135	19,512
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	3,255	3,281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/49	3,370	3,201
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,434
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	9,325	9,658
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	6,250	6,222
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,830	4,060
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,340	3,271
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,050
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	6,170	5,978
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	1,200	1,254
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	360	311
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,045	1,955
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,247
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	10,825	10,266
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	2,280	2,364
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	19,140	17,444
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,600	8,702
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	11,555	10,411
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	3,920	3,163
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,115	4,383
[2]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	210	154
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	8,345	7,388
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	6,110	6,187
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/32	22,010	23,999
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	29,025	31,897
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,255	1,359
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	20,000	21,912
74

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/36	14,010	15,237
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	26,000	28,060
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	3,615	3,840
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	10,000	10,716
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/39	7,500	7,989
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	5,000	5,432
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	10,000	10,584
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	2,770	2,943
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	10,010	10,728
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/42	5,000	4,623
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	5,000	5,216
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/42	2,340	2,471
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/30	4,000	4,290
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/33	5,000	5,476
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/37	6,000	6,475
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/43	5,000	5,184
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/45	4,355	4,477
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/50	7,500	6,776
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/50	15,000	15,585
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/55	7,500	6,582
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/55	24,180	25,090
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,195	890
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,158
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	532
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	23,825	12,226
[6,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,040	1,931
[6,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	760	719
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	102
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	26,425	14,550
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	1,045	1,047
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	4,150	4,271
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	760	782
[3]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	1,465	1,521
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	14,700	15,090
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,220	1,279
[3]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/28	195	206
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	8,395	8,618
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	1,480	1,546
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	570	595
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	1,275	1,357
[3]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/29	800	862
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	1,015	1,041
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	1,085	1,131
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	300	313
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	5,300	5,721
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	15	16
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	4,295	4,400
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,935	2,015
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,925	3,047
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,275	2,297
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	245	247
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,935	5,051
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,075	5,279
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	2,000	2,003
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,900	4,048
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,330	5,447
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	200	202
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,045	5,148
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,455	1,506
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,085	3,421
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	605	602
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	6,010	5,981
75

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	1,050	1,034
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,885	7,079
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,645	1,447
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	18,255	17,417
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	175	167
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	13,195	13,958
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	4,020	4,229
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	10,000	10,524
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	11,645	12,197
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	7,500	7,830
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	5,705	5,139
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	5,030	5,031
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	6,802
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,375	16,639
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	4,015	4,206
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	7,950	7,352
[5]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	445
[3]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,109
[3]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	2,440	2,696
[5]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	2,000	1,982
	Sayreville Borough NJ GO	2.000%	11/1/31	1,390	1,194
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,020	8,109
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	20	19
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	8,644
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,400	1,437
					1,783,008
New Mexico (0.1%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	1,555	1,586
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	2,880	2,937
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	1,015	1,057
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	1,685	1,755
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	2,370	2,509
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	4,245	4,494
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	930	977
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	6,355	6,831
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	740	806
	New Mexico GO	5.000%	3/1/32	955	1,062
	New Mexico GO	5.000%	3/1/33	655	732
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/25	7,125	7,143
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	445	464
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	15,000	15,889
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	1,545	1,637
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	875	941
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	50	55
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/32	210	233
					51,108
New York (24.3%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	210	212
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/32	2,000	2,276
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/33	1,500	1,721
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	2,125	2,228
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/40	5,060	5,294
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/49	2,350	2,400
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	110	111
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	3,035	2,752
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,499
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	3,000	3,056
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/28	15	16
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/29	460	492
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/29	5,015	5,407
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	3,000	3,253
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	630	633
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	1,190	1,220
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	7,145	7,246
	Empire State Development Corp. Income Tax Revenue	5.000%	9/15/30	10,000	10,914
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	14,060	14,489
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	95	96
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	5,510	5,974
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	1,510	1,626
76

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/31	10,940	12,030
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,775	1,817
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,230	1,236
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	2,210	2,388
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,895	1,951
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	1,975	2,181
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,707
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	7,730	8,321
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	6,565	7,024
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	6,550	6,567
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	1,070	1,073
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	455	465
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	865	869
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	3,915	3,966
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	425	443
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	10,010	11,139
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/35	2,340	2,336
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	120	122
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	265	268
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	1,370	1,426
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	4,565	4,879
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	3,070	3,281
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	135	148
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	5,820	5,762
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	490	483
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	3,315	3,529
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,513
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	1,450	1,543
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	3,810	3,956
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	140	153
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	5,770	5,659
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	6,015	5,817
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	1,445	1,417
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/37	4,670	4,952
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/37	965	1,000
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/37	175	193
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/38	140	136
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/38	4,830	5,101
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/38	425	439
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/38	420	460
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	6,410	6,222
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	2,280	2,211
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	1,040	1,009
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/39	65	66
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/39	65	67
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	2,420	1,987
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	19,560	16,041
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/40	2,090	1,984
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	7,415	7,609
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	3,700	3,757
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/41	1,490	1,402
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	3,500	3,649
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	7,395	7,502
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	160	164
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	10,700	11,416
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/42	13,645	12,677
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	2,030	2,070
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,147
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	2,390	2,483
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/43	8,750	8,075
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/43	1,630	1,493
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	6,315	6,536
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	7,795	8,201
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/44	12,550	11,404
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	490	506
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	120	122
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,456
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	3,515	3,216
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	13,190	12,067
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/45	7,715	6,993
77

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/45	16,510	16,733
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/45	12,280	12,323
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/46	6,000	5,435
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	4,969
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/46	8,865	8,043
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/47	6,025	4,354
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/47	1,650	1,487
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/48	9,415	6,760
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/48	2,145	1,925
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/48	3,345	3,461
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/49	28,815	25,845
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/49	1,185	1,063
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/50	4,845	3,401
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/50	6,610	4,640
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/50	2,700	2,432
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/50	5,090	5,211
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/63	25,000	25,586
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	2,985	3,039
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	945	982
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	1,570	1,580
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	235	237
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	1,350	1,359
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	705	710
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	380	383
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	12,500	12,722
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	220	224
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	290	301
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	600	624
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	2,670	2,821
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	12,000	12,355
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/52	4,000	4,088
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	50	54
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/32	240	264
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	510	540
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	785	826
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	260	281
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	3,005	2,944
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	915	952
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/39	4,720	4,602
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	7,485	6,211
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	2,165	1,756
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	9,175	9,378
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	18,140	14,399
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,696
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	660	615
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	17,175	16,062
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	10,405	9,584
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	5,565	5,149
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,000	9,163
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	90	82
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,780	2,522
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,560	1,822
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,855	4,182
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,095	676
[2]	Genesee County NY GO	3.000%	3/15/36	1,000	891
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	780	784
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/26	145	147
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,280
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,990	4,102
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,605	2,673
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	2,140	2,193
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	4,460	4,563
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	910	929
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,230	1,254
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	890	892
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	205	208
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,845	5,929
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	2,005	2,023
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	22,670	22,820
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	1,955	1,796
78

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	9,025	9,052
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,190	3,464
[3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	14,515	13,215
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,565
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	20	19
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	95	99
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	360	321
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	25	27
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,741
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	346
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/32	230	239
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	155	160
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	1,515	1,589
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	240	272
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	385	403
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,655	1,726
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	1,375	1,393
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	5,555	6,133
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	1,000	976
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	4,045	4,173
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	5,110	5,449
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	65	66
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	5,000	5,273
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,765	1,781
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,250	2,346
[9]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/43	3,000	3,116
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,510	2,587
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	1,060	1,060
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	7,370	7,412
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	8,360	8,325
[3]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,099
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,462
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,865	5,692
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	14,995	14,511
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	19,500	18,505
[3]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/26	40	39
[3]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/26	70	68
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/25	2,180	2,203
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/26	360	371
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/27	520	534
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/28	715	734
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/29	580	595
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/30	650	665
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/31	3,370	3,448
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/32	490	501
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,011
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/33	1,690	1,746
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/34	125	129
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,197
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/35	180	185
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/35	495	506
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/35	2,195	2,232
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/36	15,445	15,609
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/40	10,250	11,079
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/41	9,975	10,684
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	850	860
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	550	558
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	8,015	8,517
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/43	10,000	10,563
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/46	13,995	14,063
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/47	5,450	5,500
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/47	10,000	10,381
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/48	10,000	10,363
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/51	1,785	1,615
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/51	5,000	4,972
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/52	8,360	7,534
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/52	250	222
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/54	3,235	2,895
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/28	675	660
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/30	2,270	1,853
79

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/32	14,695	11,031
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,765	1,779
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,075	2,091
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	15,715	15,836
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	475	479
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	280	282
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,008
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,200
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,150	2,205
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,465	1,503
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,985	3,062
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	835	857
[3]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	12,670	13,048
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,915	2,934
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	9,040	9,405
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	100	104
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	675	700
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	255	261
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	535	548
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,550	1,588
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	30	31
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,595	4,842
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	500	515
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,665	1,755
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,255	1,284
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	16,175	16,819
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	4,440	3,753
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,005	2,080
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	780	784
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,896
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	260	262
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,065	5,174
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,040	5,216
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,087
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	545	547
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	365	373
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,265	7,507
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,000	3,260
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	25,870	19,234
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	1,135	1,011
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	650	651
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,170	1,171
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	268
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	720	742
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,010	5,496
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	12,135	8,600
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,645	7,690
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,710	3,816
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,880	8,422
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,531
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,531
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,065	5,066
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	4,310	4,321
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	4,000	4,002
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	5,000	5,533
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	12,075	11,855
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	20,215	20,254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	780	782
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	520	527
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,775	1,500
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	6,190	5,978
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/36	15,055	16,201
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	820	688
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,625	6,338
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	1,440	1,441
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	5,705	5,760
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	5,110	5,457
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	6,675	6,321
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	695	656
80

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	589
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,115	5,257
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	7,330	7,761
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	890	423
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	2,290	2,136
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	7,570	7,574
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	105	108
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	3,000	3,184
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	350	272
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	3,000	3,146
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	4,000	4,212
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	27,720	24,838
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,010	888
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,525	1,367
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	445	390
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,550	4,619
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/43	4,750	5,002
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	8,500	7,540
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	1,940	1,731
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	805	691
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	1,762
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	23,375	23,019
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	19,830	19,842
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,000	1,002
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,055	1,065
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/45	3,000	3,136
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/46	405	262
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,180	3,591
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	797
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,800	5,061
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,500	4,807
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,748
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	249
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	155
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,387
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	8,325	8,833
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	5,681
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,000	8,670
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	45	38
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	4,540	3,973
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	8,405	8,447
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	12,415	10,809
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	16,000	13,832
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,339
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,550	3,950
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	10,000	8,620
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	8,995	9,022
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,194
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,506
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	12,715	10,842
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,525	4,538
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	9,100	9,106
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	14,150	14,445
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	6,000	6,223
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	3,640	3,545
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	9,672
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,610	1,614
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,935	4,977
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	9,330	9,774
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/37	1,000	1,001
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	5,470	4,945
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	300	271
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	17,925	16,069
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	7,695	8,026
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,083
81

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/30	485	539
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/31	1,030	1,150
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/32	855	900
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/32	615	684
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/33	830	870
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/33	1,445	1,601
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/34	400	441
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,840	3,987
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/35	1,070	1,175
	Nassau County NY GO	5.000%	10/1/27	980	1,030
	Nassau County NY GO	4.000%	4/1/43	110	101
	Nassau County NY GO	4.125%	4/1/47	2,900	2,740
[3]	Nassau County NY GO	5.000%	7/1/49	8,000	8,062
	Nassau County NY GO	4.250%	4/1/52	6,090	5,835
	Nassau County NY GO	4.000%	4/1/53	5,000	4,545
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,619
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,465	1,455
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	370	370
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/33	2,000	1,862
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	3,000	2,601
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/38	1,925	1,375
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/40	25	20
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	30	21
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	3,875	4,106
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,150	2,299
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,785	2,762
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	451
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,245	940
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	677
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	7,100	5,936
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	6,140	5,025
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,338
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,610	3,305
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	11,640	8,300
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	3,500	2,388
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	94
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,485	1,488
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	15	15
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	4,060	4,157
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	515	515
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	420	438
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	6,690	6,764
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	2,695	2,700
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,635	1,653
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	530	553
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,815	1,835
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	490	508
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	3,790	3,903
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	550	584
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	440	467
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	715	736
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	240	255
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	1,945	1,949
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	9,120	9,132
[8]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	4,735	5,022
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	1,485	1,537
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	255	265
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	80	80
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	140	146
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	280	282
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	4,040	4,355
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	5,220	5,628
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	610	667
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,125	1,133
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	865	946
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	285	312
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	890	920
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	795	869
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	170	186
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	340	341
82

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,710	1,713
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	2,225	2,465
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	770	853
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	225	225
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	810	837
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	70	76
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	6,590	7,302
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	7,075	7,151
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	6,755	6,797
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	525	560
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	3,215	3,335
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	7,055	7,746
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	1,015	1,107
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	415	453
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	1,055	1,089
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	120	134
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	2,325	2,602
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	1,410	1,416
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,005	1,036
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,250	1,321
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	545	596
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	45	51
[8]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	11,590	13,060
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	25	26
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	2,060	2,070
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	4,930	5,505
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	340	375
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,635	1,854
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	7,665	7,698
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	2,185	2,382
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	1,120	1,275
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	480	533
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	345	363
[8]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	10,000	11,380
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/36	8,670	7,793
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/36	260	259
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	2,085	2,132
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,510	3,522
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,360	3,536
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	5,580	6,346
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	20,820	23,078
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,110	6,948
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/36	7,020	7,227
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/37	470	411
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/37	300	280
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	150	150
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	130	129
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10,255	10,226
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	15	15
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	892
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,370	2,411
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	805	819
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	135	139
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,450	1,475
[8]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	4,770	5,309
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	4,485	4,595
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	22,400	22,910
	New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/38	240	219
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	4,855	4,932
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,060	1,090
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	4,485	4,556
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	45	47
[8]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	3,700	4,090
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	3,650	3,600
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,700	10,720
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	1,650	1,654
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,385	2,448
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	515	516
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	4,475	4,843
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	3,670	3,677
83

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	17,475	17,507
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	7,675	7,689
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	7,670	7,684
[8]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	4,900	5,363
[8]	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/39	2,455	2,806
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	245	197
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/40	1,020	906
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	17,395	16,552
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	2,010	1,913
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,470	1,473
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,088
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,760	5,900
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,225	6,443
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	8,050	8,169
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	15,730	15,963
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	8,573
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,670	2,529
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,040	1,964
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	8,248
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,195	5,848
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,810	9,314
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	10,755	10,152
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	9,030	8,486
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	10,125	10,767
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	20,990	15,756
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/44	10,520	9,719
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/44	2,000	1,857
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,410	2,504
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	55	56
	New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/45	285	228
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	3,165	2,904
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	20,040	18,474
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,609
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	1,075	1,081
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	14,620	14,832
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	1,610	1,673
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	9,055	9,463
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/46	3,485	2,526
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	5,050	4,602
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	20,055	18,356
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	250	228
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	9,520	9,023
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	10,530	10,533
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	5,810	6,052
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	1,475	1,481
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,185	5,481
	New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/47	335	274
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	2,125	1,922
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	385	348
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	45	41
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	9,110	8,593
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	7,937
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	16,580	16,588
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	10,015	10,370
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	1,000	1,039
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	800	804
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	15,250	16,131
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	7,265	5,718
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	3,930	3,170
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/48	1,910	1,749
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	24,055	24,170
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	20,000	20,117
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	25	26
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	3,170	3,304
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	2,500	2,610
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/49	20	14
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,850	10,811
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,250	4,718
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	2,625	2,359
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,540	4,978
84

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	18,875	19,036
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,055	3,101
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	5,100	5,186
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	7,170	7,460
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	980	676
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	150	104
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	150	104
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	1,950	1,781
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	10,560	9,646
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	40	37
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	10,955	11,120
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	230	234
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/50	5,000	5,302
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	25	17
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	11,005	10,015
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	5,000	4,550
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	20,000	20,730
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	17,560	15,927
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	5,000	5,185
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	19,090	19,944
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/53	4,000	3,781
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	14,170	14,948
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/54	6,110	5,513
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	16,900	17,726
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	5,000	5,260
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/55	15,000	15,833
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	6,420	6,432
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	260	260
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,010	2,014
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	280	281
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	1,000	1,025
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	350	359
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	2,105	2,197
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	165	172
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,905	5,076
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	390	414
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	6,085	6,454
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,685	4,844
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	700	730
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	885	887
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	3,625	3,807
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	210	228
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	1,760	1,816
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	660	681
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,285	1,343
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	155	170
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	125	125
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	4,775	4,919
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	260	286
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,805	6,046
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	20	22
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	1,660	1,663
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	5,460	5,674
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	355	389
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	245	272
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,200	4,206
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	5,730	5,943
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	65	72
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	30,600	31,432
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	1,050	1,051
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,800	2,871
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	28,890	29,906
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	1,895	1,857
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	170	168
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	7,025	7,253
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	635	623
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,550	3,655
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	50	42
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	16,385	16,387
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	600
85

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	16,200	11,295
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,905	1,912
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	90	94
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	1,090	1,156
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	20	21
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	1,330	1,403
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	190	200
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	155	157
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	1,390	1,391
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	430	452
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	415	419
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	565	591
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	910	951
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	400	400
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/32	750	718
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	485	505
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	2,550	2,656
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	850	883
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,376
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	680	705
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	3,715	3,717
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	192
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,280	2,378
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	165	163
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	1,160	1,141
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	250
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/36	175	182
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,385	5,259
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,515	6,572
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	345	345
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	2,445	2,351
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	4,600	4,319
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	10,075	10,075
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	2,780	2,547
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,625	4,689
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,830	2,871
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	7,035	7,035
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	7,390	7,443
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/45	10,060	9,125
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,745
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,890	1,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,180	2,180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,005	1,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,080	1,090
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,600	2,624
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,985	2,985
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,990	2,048
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	795	818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	20,790	21,398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,665	2,743
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,875	1,892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,280	1,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	16,270	16,746
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,460	1,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	695	700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	860	891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,025	1,075
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,655	5,932
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,135	10,631
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,315	4,526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,570	11,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,615	3,833
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	790	838
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	175	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,475	1,522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	2,455	2,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,880	8,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	3,895	4,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	85	88
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,015	1,081
86

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	140	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,125	1,137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	390	394
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,825	1,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	210	211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,550	1,666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	6,680	7,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,100	1,106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,190	4,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,830	5,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	105	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,870	5,254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,780	1,821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	5,185	5,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,955	1,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	680	698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	220	215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	6,700	6,811
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,485	1,527
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	355	346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5,840	5,991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	805	877
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	320	349
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5,190	5,657
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	260	283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	555	605
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	860	868
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,415	5,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	265	268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,605	1,643
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,115	2,301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,050	2,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,625	1,651
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,110	1,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	195	214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,850	2,862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	16,795	17,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,010	3,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	335	369
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	205	209
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	3,005	3,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,520	4,615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,560	2,591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	3,575	3,703
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	375	407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,080	2,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	5,485	5,493
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	150	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,845	3,858
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,035	1,127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	6,790	7,486
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,180	3,526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/33	1,575	1,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/33	695	696
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	1,025	1,042
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,360	1,385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,370	1,385
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,505	1,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,545	1,667
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	6,085	6,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	7,480	7,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	610	661
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	16,340	17,815
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,480	10,216
87

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	2,535	2,778
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	5,160	5,718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,728
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,450	2,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	780	806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,275	2,446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	480	516
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	1,025	1,026
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,085	2,123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	315	321
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	285	295
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,935	3,178
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	3,245	3,551
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,545	2,556
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,430	1,434
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	420	453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,210	1,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,845	6,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	375	393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,775	1,905
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/35	2,135	1,986
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	160	161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	655	703
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/35	2,390	2,391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	11,535	11,705
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	3,300	3,402
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,860	1,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	2,350	2,509
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	5,395	5,935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	8/1/35	110	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	205	203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,000	3,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	1,155	1,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	380	380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,230	5,212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	130	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	115	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	1,190	1,193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	225	235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	2,195	2,301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	6,505	6,431
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	3,470	3,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	713
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,055	1,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,210	2,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,585	1,563
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	3,915	3,891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,715	3,762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,290	2,384
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,745	3,852
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,380	8,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	2,660	2,696
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	135	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	3,755	4,067
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	5,290	5,226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	265	282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	9,815	10,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	70	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	2,030	2,235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	2,275	2,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,155	3,185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,615	1,722
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,165	1,255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	2,160	2,327
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,190	1,183
88

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	4,010	3,958
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,130	3,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,063
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	145	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,615	3,838
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,755	1,912
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	55	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	4,085	4,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/37	3,805	3,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,505	3,437
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,055	3,976
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,040	1,022
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	9,400	9,234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,135	10,735
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	3,720	4,039
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	4,620	5,064
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	2,230	2,444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/38	1,755	1,497
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,560	1,532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,965	1,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,100	5,143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	6,660	6,524
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	8,505	8,789
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,340	2,362
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	1,155	1,250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/38	465	423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	5,090	4,991
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	5,795	5,664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,800	4,556
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,580	10,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,010	4,886
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	665	649
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,735	2,661
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	3,390	3,701
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/39	1,160	974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,665	3,900
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	250	268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	1,285	1,250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,525	2,457
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	1,625	1,637
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,910	3,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	185	189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	625	573
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	1,590	1,508
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	11,597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	3,010	2,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	8,455	8,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,640	10,271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	300	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	6,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,835	1,758
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	620	598
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,448
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,460	4,480
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	9,320	9,850
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,340	5,372
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	7,965	8,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	3,760	3,120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/40	55	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	8,765	8,815
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	675	689
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,505	5,931
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	9,705	9,285
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,265	1,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	3,872
89

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/41	10,000	8,357
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	949
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	13,160	12,496
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	30	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,110	7,485
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	145	154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,070	4,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,780	4,535
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	2,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,650	1,752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,057
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	2,230	2,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	10,330	10,389
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,505	10,033
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	3,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	290	308
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/42	270	222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	155	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	8,860	9,250
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	255	235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	8,050	7,543
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	4,726
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	2,855	3,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,415	1,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,785	2,965
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	3,395	3,621
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	150	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	2,020	2,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	11,130	11,612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/43	550	446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	55	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	2,010	1,883
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	360	362
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,860	1,956
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/43	4,075	3,806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	4,600	4,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	6,000	5,595
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/43	5,000	5,319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	9,845	8,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	130	135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	145	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,225	2,038
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,460	2,284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	125	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	2,900	3,022
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/44	150	138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	3,000	3,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	7,800	7,241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/45	10,085	10,481
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	3,335	2,522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	25,115	23,138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/45	1,695	1,763
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	5,195	4,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	7,335	7,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,300	3,932
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	1,160	1,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,085	3,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,450	2,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	4,750	4,333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	3,000	3,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	13,170	13,568
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/47	5,340	5,615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	10,000	9,080
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	7,670	7,918
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	10,575	7,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	120	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	3,430	3,120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/51	2,015	1,134
90

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	3,515	3,606
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.500%	5/1/25	10,600	10,600
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.550%	5/1/25	40,000	40,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/25	2,375	2,385
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	2,070	2,089
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/26	5	5
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/26	1,490	1,534
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,000	1,039
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	7,000	7,271
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/27	425	444
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	4,910	5,150
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	5,000	5,245
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	7,030	7,425
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	4,925	5,243
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	6,360	6,771
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	10,265	10,928
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	9,900	10,539
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	5,340	5,685
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	4,000	4,316
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	1,500	1,618
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	4,585	4,966
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,390	2,589
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	4,935	5,379
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	8,245	8,987
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	1,950	2,148
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	2,300	2,534
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	3,040	3,349
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	1,720	1,900
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	7,000	7,733
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	16,835	18,664
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	2,000	2,217
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	24,930	27,808
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	9,645	10,758
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	4,000	4,462
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,015	3,348
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,331
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	4,375	4,888
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	5,700	6,395
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	8,865	9,947
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,025	3,344
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	4,105	4,543
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	5,495	6,109
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	1,735	1,951
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	2,500	2,811
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	25,005	27,666
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	2,010	2,233
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	1,285	1,406
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	15,185	16,686
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	2,130	2,350
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	5,250	5,748
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	32,825	36,086
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	6,525	7,196
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	6,925	7,643
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/38	1,910	2,083
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	13,420	14,699
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	8,235	8,961
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	9,480	10,355
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	2,670	2,927
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/39	3,055	3,304
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,000	1,078
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	3,815	4,128
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	5,590	6,070
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,470	1,596
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	1,625	1,752
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	24,555	26,570
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	5,030	5,443
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	11,975	13,000
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	4,650	5,010
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	5,415	5,816
91

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	3,915	4,218
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	7,695	8,316
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	5,110	5,522
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	2,000	2,131
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	5,610	6,017
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	2,500	2,679
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	8,060	8,613
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	10,000	10,748
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/42	3,455	3,650
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	2,100	2,215
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,000	1,094
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/42	2,825	3,002
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	2,590	2,734
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	2,000	2,108
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/43	11,150	12,038
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/43	5,030	5,329
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/43	1,500	1,593
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	1,035	1,128
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	2,550	2,779
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/44	12,460	13,064
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	1,500	1,570
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/45	5,000	5,332
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/45	7,500	7,848
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	18,035	18,784
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	9,000	9,374
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/46	1,650	1,721
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	6,735	6,975
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	8,395	8,708
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/47	2,925	3,034
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/48	1,090	1,127
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/48	16,000	16,531
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	7,850	8,296
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	11/1/48	3,400	3,610
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/49	10,085	10,641
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	11/1/49	12,000	12,970
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	13,275	13,710
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/50	5,000	5,164
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/50	5,000	5,171
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/51	12,905	13,569
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	11/1/51	2,500	2,688
	New York City Transitional Finance Authority Income Tax Revenue	4.125%	5/1/52	8,500	7,716
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/52	7,040	7,535
	New York City Transitional Finance Authority Income Tax Revenue	4.500%	11/1/52	3,750	3,699
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	3,330	3,493
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	2,500	2,356
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/53	15,605	16,071
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/54	4,500	4,150
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	5/1/54	21,000	19,332
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/25	210	212
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/26	20	21
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	575	601
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,400	4,502
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	2,925	1,964
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	422
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	806
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	252
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	307
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	136
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	89
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	1,890	1,882
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	12,525	4,024
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	1,025
	New York GO	5.000%	3/15/43	1,000	1,089
	New York GO	5.000%	3/15/44	1,000	1,081
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	575	450
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	395	278
	New York NY GO	5.000%	8/1/25	1,535	1,541
	New York NY GO	5.000%	8/1/25	2,285	2,294
	New York NY GO	5.000%	8/1/25	7,485	7,515
	New York NY GO	5.000%	8/1/25	11,575	11,622
92

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/25	2,455	2,465
New York NY GO	5.000%	8/1/25	6,805	6,832
New York NY GO	5.000%	8/1/25	1,780	1,787
New York NY GO	5.000%	8/1/25	11,830	11,878
New York NY GO	5.000%	8/1/25	2,030	2,038
New York NY GO	5.000%	8/1/25	4,075	4,091
New York NY GO	5.000%	8/1/25	5,425	5,447
New York NY GO	5.000%	8/1/25	3,155	3,168
New York NY GO	5.000%	8/1/25	4,195	4,212
New York NY GO	5.000%	8/1/25	325	326
New York NY GO	5.000%	9/1/25	2,600	2,614
New York NY GO	5.000%	3/1/26	3,400	3,455
New York NY GO	5.000%	8/1/26	2,115	2,140
New York NY GO	5.000%	8/1/26	5,545	5,567
New York NY GO	5.000%	8/1/26	705	722
New York NY GO	5.000%	8/1/26	1,065	1,091
New York NY GO	5.000%	8/1/26	910	932
New York NY GO	5.000%	8/1/26	17,715	18,153
New York NY GO	5.000%	8/1/26	3,305	3,387
New York NY GO	5.000%	8/1/26	1,130	1,158
New York NY GO	5.000%	3/1/27	135	140
New York NY GO	5.000%	8/1/27	7,235	7,318
New York NY GO	5.000%	8/1/27	10,845	10,893
New York NY GO	5.000%	8/1/27	3,560	3,709
New York NY GO	5.000%	8/1/27	1,330	1,386
New York NY GO	5.000%	8/1/27	6,580	6,789
New York NY GO	5.000%	8/1/27	11,335	11,810
New York NY GO	5.000%	8/1/27	1,840	1,917
New York NY GO	5.000%	8/1/27	6,340	6,606
New York NY GO	5.000%	8/1/27	1,310	1,365
New York NY GO	5.000%	8/1/27	3,770	3,928
New York NY GO	5.000%	8/1/27	315	328
New York NY GO	5.000%	8/1/27	9,305	9,695
New York NY GO	5.000%	9/1/27	175	183
New York NY GO	5.000%	9/1/27	3,165	3,302
New York NY GO	5.000%	8/1/28	270	271
New York NY GO	5.000%	8/1/28	185	188
New York NY GO	5.000%	8/1/28	12,750	13,134
New York NY GO	5.000%	8/1/28	4,665	4,843
New York NY GO	5.000%	8/1/28	1,925	2,017
New York NY GO	5.000%	8/1/28	6,105	6,464
New York NY GO	5.000%	8/1/28	5,655	5,716
New York NY GO	5.000%	8/1/28	8,275	8,762
New York NY GO	5.000%	8/1/28	9,075	9,609
New York NY GO	5.000%	8/1/28	1,090	1,154
New York NY GO	5.000%	8/1/28	155	164
New York NY GO	5.000%	8/1/28	1,000	1,059
New York NY GO	5.000%	8/1/28	11,960	12,664
New York NY GO	5.000%	9/1/28	40	42
New York NY GO	5.000%	9/1/28	5,935	6,292
New York NY GO	5.000%	10/1/28	50	53
New York NY GO	5.000%	8/1/29	6,495	6,605
New York NY GO	5.000%	8/1/29	195	202
New York NY GO	5.000%	8/1/29	50	51
New York NY GO	5.000%	8/1/29	2,450	2,561
New York NY GO	5.000%	8/1/29	15,420	16,554
New York NY GO	5.000%	8/1/29	1,000	1,074
New York NY GO	5.000%	8/1/29	11,610	12,464
New York NY GO	5.000%	8/1/29	890	955
New York NY GO	5.000%	8/1/29	1,530	1,643
New York NY GO	5.000%	8/1/29	1,505	1,616
New York NY GO	5.000%	8/1/29	200	212
New York NY GO	5.000%	8/1/29	4,130	4,434
New York NY GO	5.000%	9/1/29	2,110	2,268
New York NY GO	5.000%	9/1/29	5,020	5,395
New York NY GO	5.000%	10/1/29	185	199
New York NY GO	5.000%	4/1/30	1,000	1,082
New York NY GO	5.000%	8/1/30	350	353
New York NY GO	5.000%	8/1/30	2,230	2,266
New York NY GO	5.000%	8/1/30	3,585	3,643
93

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/30	2,425	2,529
New York NY GO	5.000%	8/1/30	2,320	2,520
New York NY GO	5.000%	8/1/30	14,000	15,205
New York NY GO	5.000%	8/1/30	4,070	4,420
New York NY GO	5.000%	8/1/30	8,725	9,476
New York NY GO	5.000%	8/1/30	4,590	4,985
New York NY GO	5.000%	8/1/30	520	565
New York NY GO	5.000%	8/1/30	21,455	23,302
New York NY GO	5.000%	8/1/30	4,860	5,278
New York NY GO	5.000%	9/1/30	5,000	5,436
New York NY GO	5.000%	10/1/30	3,000	3,204
New York NY GO	5.250%	10/1/30	1,360	1,417
New York NY GO	5.000%	12/1/30	595	607
New York NY GO	5.000%	3/1/31	2,000	2,186
New York NY GO	4.000%	8/1/31	5,000	5,009
New York NY GO	5.000%	8/1/31	5,515	5,568
New York NY GO	5.000%	8/1/31	1,150	1,198
New York NY GO	5.000%	8/1/31	13,420	14,531
New York NY GO	5.000%	8/1/31	1,235	1,337
New York NY GO	5.000%	8/1/31	250	264
New York NY GO	5.000%	8/1/31	1,145	1,257
New York NY GO	5.000%	8/1/31	13,490	14,809
New York NY GO	5.000%	9/1/31	3,000	3,296
New York NY GO	5.000%	10/1/31	60	64
New York NY GO	5.250%	10/1/31	8,115	8,441
New York NY GO	5.000%	12/1/31	220	224
New York NY GO	5.000%	4/1/32	215	235
New York NY GO	5.000%	5/1/32	35	39
New York NY GO	4.000%	8/1/32	610	611
New York NY GO	5.000%	8/1/32	1,185	1,249
New York NY GO	5.000%	8/1/32	240	250
New York NY GO	5.000%	8/1/32	1,140	1,230
New York NY GO	5.000%	8/1/32	5,005	5,539
New York NY GO	5.000%	8/1/32	2,255	2,468
New York NY GO	5.000%	8/1/32	190	210
New York NY GO	5.000%	8/1/32	19,415	21,488
New York NY GO	5.000%	8/1/32	7,000	7,747
New York NY GO	5.000%	10/1/32	235	250
New York NY GO	5.000%	10/1/32	50	55
New York NY GO	5.250%	10/1/32	20	21
New York NY GO	5.000%	12/1/32	775	790
New York NY GO	3.250%	3/1/33	85	82
New York NY GO	5.000%	3/1/33	4,750	5,281
New York NY GO	5.000%	4/1/33	2,125	2,211
New York NY GO	5.000%	4/1/33	255	277
New York NY GO	5.000%	4/1/33	5,140	5,718
New York NY GO	3.500%	6/1/33	435	418
New York NY GO	4.000%	8/1/33	90	90
New York NY GO	5.000%	8/1/33	1,525	1,546
New York NY GO	5.000%	8/1/33	260	273
New York NY GO	5.000%	8/1/33	1,500	1,615
New York NY GO	5.000%	8/1/33	1,175	1,263
New York NY GO	5.000%	8/1/33	1,105	1,204
New York NY GO	5.000%	8/1/33	12,880	14,356
New York NY GO	5.000%	10/1/33	1,555	1,646
New York NY GO	5.250%	10/1/33	300	311
New York NY GO	5.000%	12/1/33	2,385	2,426
New York NY GO	5.000%	12/1/33	985	1,032
New York NY GO	5.250%	3/1/34	2,725	2,844
New York NY GO	5.000%	4/1/34	1,310	1,360
New York NY GO	5.000%	4/1/34	10	11
New York NY GO	5.000%	4/1/34	3,125	3,496
New York NY GO	5.000%	5/1/34	520	569
New York NY GO	3.000%	8/1/34	525	481
New York NY GO	4.000%	8/1/34	125	126
New York NY GO	4.000%	8/1/34	500	504
New York NY GO	4.000%	8/1/34	75	76
New York NY GO	4.000%	8/1/34	145	144
New York NY GO	5.000%	8/1/34	2,145	2,248
New York NY GO	5.000%	8/1/34	2,090	2,237
94

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/34	5,050	5,596
New York NY GO	5.000%	8/1/34	475	526
New York NY GO	5.000%	8/1/34	95	102
New York NY GO	5.000%	8/1/34	10,275	11,510
New York NY GO	5.000%	9/1/34	1,585	1,739
New York NY GO	3.000%	10/1/34	520	477
New York NY GO	5.000%	10/1/34	2,675	2,823
New York NY GO	5.000%	10/1/34	220	241
New York NY GO	5.000%	12/1/34	100	102
New York NY GO	5.000%	2/1/35	5,000	5,601
New York NY GO	3.000%	3/1/35	2,105	1,921
New York NY GO	5.250%	3/1/35	6,150	6,404
New York NY GO	5.000%	4/1/35	2,145	2,360
New York NY GO	5.000%	4/1/35	1,750	1,882
New York NY GO	5.000%	4/1/35	5,000	5,559
New York NY GO	5.000%	6/1/35	5,000	5,006
New York NY GO	4.000%	8/1/35	195	193
New York NY GO	4.000%	8/1/35	25	25
New York NY GO	5.000%	8/1/35	1,700	1,809
New York NY GO	5.000%	8/1/35	430	451
New York NY GO	5.000%	8/1/35	10,635	11,835
New York NY GO	5.000%	8/1/35	8,215	9,211
New York NY GO	5.000%	9/1/35	490	533
New York NY GO	4.000%	10/1/35	165	164
New York NY GO	5.000%	10/1/35	3,055	3,135
New York NY GO	5.000%	10/1/35	310	338
New York NY GO	5.000%	12/1/35	1,145	1,162
New York NY GO	5.000%	12/1/35	170	177
New York NY GO	5.000%	2/1/36	7,000	7,811
New York NY GO	4.000%	3/1/36	45	45
New York NY GO	4.000%	3/1/36	95	93
New York NY GO	5.000%	3/1/36	1,585	1,694
New York NY GO	5.000%	4/1/36	10	10
New York NY GO	5.000%	4/1/36	1,025	1,119
New York NY GO	5.000%	4/1/36	5,050	5,564
New York NY GO	5.000%	6/1/36	400	400
New York NY GO	3.000%	8/1/36	2,075	1,830
New York NY GO	4.000%	8/1/36	170	166
New York NY GO	4.000%	8/1/36	80	79
New York NY GO	5.000%	8/1/36	4,125	4,372
New York NY GO	5.000%	8/1/36	7,500	8,269
New York NY GO	5.000%	8/1/36	7,000	7,750
New York NY GO	5.000%	9/1/36	100	108
New York NY GO	5.000%	10/1/36	35	38
New York NY GO	4.000%	12/1/36	25	24
New York NY GO	5.000%	12/1/36	155	161
New York NY GO	5.000%	2/1/37	20,000	22,133
New York NY GO	5.000%	3/1/37	5,535	5,827
New York NY GO	5.000%	3/1/37	110	117
New York NY GO	5.000%	4/1/37	30	31
New York NY GO	5.000%	4/1/37	1,730	1,877
New York NY GO	5.000%	5/1/37	575	618
New York NY GO	3.750%	6/1/37	300	277
New York NY GO	4.000%	8/1/37	1,690	1,659
New York NY GO	4.000%	8/1/37	3,120	3,062
New York NY GO	5.000%	8/1/37	3,820	3,857
New York NY GO	5.000%	8/1/37	1,580	1,715
New York NY GO	5.000%	9/1/37	555	597
New York NY GO	4.000%	10/1/37	25	25
New York NY GO	5.000%	10/1/37	1,365	1,393
New York NY GO	5.000%	12/1/37	140	145
New York NY GO	5.000%	12/1/37	6,500	6,578
New York NY GO	5.000%	2/1/38	20,000	22,016
New York NY GO	3.500%	3/1/38	805	711
New York NY GO	5.000%	3/1/38	75	79
New York NY GO	3.375%	4/1/38	265	240
New York NY GO	5.000%	4/1/38	3,045	3,289
New York NY GO	4.000%	8/1/38	3,625	3,528
New York NY GO	4.000%	8/1/38	2,245	2,190
New York NY GO	5.000%	8/1/38	12,075	12,180
95

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/38	175	184
New York NY GO	5.000%	8/1/38	1,930	2,086
New York NY GO	5.000%	9/1/38	5	5
New York NY GO	5.000%	9/1/38	8,330	9,074
New York NY GO	5.000%	10/1/38	4,005	4,079
New York NY GO	5.000%	10/1/38	45	47
New York NY GO	5.250%	10/1/38	60	65
New York NY GO	5.000%	12/1/38	1,000	1,011
New York NY GO	5.000%	12/1/38	5,075	5,241
New York NY GO	5.000%	3/1/39	55	58
New York NY GO	5.000%	3/1/39	3,395	3,670
New York NY GO	5.000%	4/1/39	2,000	2,147
New York NY GO	5.250%	5/1/39	4,455	4,818
New York NY GO	4.000%	8/1/39	705	678
New York NY GO	4.000%	8/1/39	4,010	3,854
New York NY GO	4.000%	8/1/39	90	86
New York NY GO	5.000%	8/1/39	4,305	4,461
New York NY GO	5.000%	9/1/39	935	996
New York NY GO	5.000%	10/1/39	1,250	1,270
New York NY GO	5.250%	10/1/39	3,015	3,265
New York NY GO	5.000%	12/1/39	90	93
New York NY GO	5.000%	3/1/40	35	36
New York NY GO	5.000%	4/1/40	2,100	2,236
New York NY GO	5.000%	4/1/40	3,000	3,215
New York NY GO	4.250%	5/1/40	11,500	11,308
New York NY GO	4.000%	8/1/40	4,230	4,018
New York NY GO	4.000%	8/1/40	30	29
New York NY GO	5.000%	8/1/40	2,345	2,503
New York NY GO	5.000%	9/1/40	5,200	5,587
New York NY GO	4.000%	10/1/40	6,545	6,215
New York NY GO	4.000%	10/1/40	655	613
New York NY GO	5.250%	10/1/40	15	16
New York NY GO	5.000%	12/1/40	2,660	2,738
New York NY GO	5.000%	2/1/41	12,720	13,644
New York NY GO	3.000%	3/1/41	75	60
New York NY GO	5.000%	4/1/41	3,645	3,859
New York NY GO	5.250%	5/1/41	2,450	2,616
New York NY GO	4.000%	8/1/41	2,505	2,358
New York NY GO	5.000%	8/1/41	130	138
New York NY GO	5.000%	9/1/41	115	121
New York NY GO	5.000%	9/1/41	9,200	9,820
New York NY GO	3.000%	10/1/41	5,110	4,030
New York NY GO	4.000%	10/1/41	7,930	7,307
New York NY GO	5.250%	10/1/41	4,000	4,285
New York NY GO	4.000%	12/1/41	1,180	1,101
New York NY GO	4.000%	3/1/42	3,835	3,625
New York NY GO	4.000%	3/1/42	25	23
New York NY GO	5.000%	3/1/42	40	42
New York NY GO	4.000%	4/1/42	1,000	937
New York NY GO	5.250%	5/1/42	110	117
New York NY GO	4.000%	8/1/42	5,195	4,850
New York NY GO	5.000%	8/1/42	3,605	3,808
New York NY GO	5.000%	9/1/42	1,480	1,553
New York NY GO	5.000%	9/1/42	12,730	13,513
New York NY GO	3.250%	10/1/42	1,405	1,142
New York NY GO	5.000%	10/1/42	3,000	3,076
New York NY GO	5.250%	10/1/42	11,450	12,227
New York NY GO	4.000%	12/1/42	1,365	1,257
New York NY GO	5.000%	2/1/43	6,000	6,378
New York NY GO	3.500%	3/1/43	440	376
New York NY GO	5.000%	3/1/43	1,840	1,897
New York NY GO	5.000%	3/1/43	7,000	7,259
New York NY GO	5.000%	3/1/43	5,000	5,279
New York NY GO	5.000%	4/1/43	19,660	20,009
New York NY GO	5.000%	8/1/43	2,695	2,785
New York NY GO	5.000%	9/1/43	3,350	3,543
New York NY GO	4.000%	12/1/43	1,195	1,090
New York NY GO	5.000%	2/1/44	5,000	5,270
New York NY GO	4.000%	3/1/44	1,010	920
New York NY GO	5.000%	4/1/44	2,500	2,621
96

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.250%	4/1/44	45	48
	New York NY GO	5.000%	8/1/44	1,000	1,045
	New York NY GO	5.000%	9/1/44	10,000	10,500
	New York NY GO	3.000%	10/1/44	900	670
	New York NY GO	5.000%	12/1/44	13,515	13,780
	New York NY GO	3.000%	3/1/45	50	37
	New York NY GO	3.625%	3/1/45	225	189
	New York NY GO	5.000%	3/1/45	5,000	5,225
	New York NY GO	5.500%	5/1/45	1,435	1,534
	New York NY GO	3.000%	8/1/45	750	551
	New York NY GO	5.250%	9/1/45	5,435	5,816
	New York NY GO	4.000%	3/1/46	6,000	5,394
	New York NY GO	3.500%	4/1/46	2,740	2,252
	New York NY GO	5.500%	5/1/46	2,000	2,130
	New York NY GO	5.250%	4/1/47	11,500	12,105
	New York NY GO	5.250%	4/1/47	2,115	2,238
	New York NY GO	5.000%	8/1/47	19,870	20,346
	New York NY GO	5.000%	8/1/47	2,500	2,595
	New York NY GO	5.000%	9/1/47	11,890	12,325
	New York NY GO	5.250%	10/1/47	3,855	4,042
	New York NY GO	5.250%	2/1/48	16,000	16,994
	New York NY GO	5.500%	4/1/48	7,500	8,105
	New York NY GO	5.000%	9/1/48	25,155	26,052
	New York NY GO	5.250%	3/1/49	6,000	6,321
	New York NY GO	5.500%	4/1/49	10,455	11,288
	New York NY GO	4.500%	5/1/49	10,050	9,793
	New York NY GO	5.250%	2/1/50	16,500	17,462
	New York NY GO	4.000%	3/1/50	24,275	21,454
	New York NY GO	5.000%	3/1/50	1,675	1,709
	New York NY GO	5.000%	4/1/50	2,500	2,578
	New York NY GO	3.000%	8/1/50	25	17
	New York NY GO	5.250%	8/1/50	10,000	10,560
	New York NY GO	5.250%	9/1/50	5,000	5,271
	New York NY GO	3.000%	3/1/51	1,970	1,336
[2]	New York NY GO	3.000%	3/1/51	3,165	2,162
	New York NY GO	5.250%	2/1/53	17,000	17,923
	New York NY GO	5.250%	3/1/53	23,935	25,089
	New York NY GO	4.125%	8/1/53	10,875	9,872
	New York NY GO	4.125%	3/1/54	9,000	8,098
	New York NY GO	5.250%	4/1/54	13,005	13,628
	New York NY GO	5.000%	8/1/54	5,000	5,148
	New York NY GO	4.250%	8/1/55	3,000	2,784
	New York NY GO VRDO	2.550%	5/1/25	57,000	57,000
[4]	New York NY GO, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,000	2,003
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	5,790	5,381
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/49	1,585	1,443
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	23,970	21,523
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	23,865	21,200
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	5,773
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	925	976
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/47	5,000	4,628
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	2,600	2,666
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	787
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/27	270	283
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	285	297
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	245	268
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	590	601
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	100	111
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	310	335
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/31	4,000	4,454
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,145	2,217
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/32	725	815
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	350	357
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	3,295	3,302
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	315	325
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	370	392
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/33	40	45
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,255	1,257
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,880	1,937
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	538
97

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	5.000%	10/1/34	85	97
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	890	887
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,415	1,398
New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,810	7,293
New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	2,385	2,427
New York State Dormitory Authority College & University Revenue	5.000%	10/1/36	4,000	4,551
New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	620
New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	12,605	12,959
New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,980	4,827
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,955	1,987
New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	45	41
New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,807
New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,180	1,770
New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	865	808
New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,303
New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,300	1,337
New York State Dormitory Authority College & University Revenue	5.000%	7/15/42	3,000	3,017
New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,239
New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	5,114
New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	2,100	2,103
New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	2,130	2,309
New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	431
New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	190
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	6,650	7,163
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	5,813
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	6,250	6,307
New York State Dormitory Authority College & University Revenue	5.250%	7/1/49	1,750	1,805
New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	6,825	5,866
New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	8,675	8,802
New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	1,440	1,466
New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	4,917
New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	5,475	5,639
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	2,094
New York State Dormitory Authority College & University Revenue	5.250%	7/1/54	1,930	1,982
New York State Dormitory Authority College & University Revenue	5.500%	7/1/54	24,430	26,385
New York State Dormitory Authority College & University Revenue	5.000%	7/1/55	2,250	2,216
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,740	1,590
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	145	147
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,384
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	12,895	13,137
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,690	2,792
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,575	2,710
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	7,500	7,892
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	130	138
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,825	5,136
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,340	1,426
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	5,000	5,323
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,915	4,227
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	620	637
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	635	656
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,385	1,391
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,500	1,621
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	110	116
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	330	350
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	140	151
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	4,530	4,896
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,120	1,149
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,425	1,530
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,505	1,511
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,635	8,356
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	925	971
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	570	605
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	695	752
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	4,375	4,788
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,930	2,112
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,610	5,744
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,543
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	6,265	6,709
98

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	555	588
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	3,885	4,191
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	2,150	2,251
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,225	5,772
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,325	5,883
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,240	5,789
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,524
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	5,230	5,587
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	110	113
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,065	1,084
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	245	269
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,185	2,308
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	4,732
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,320	1,315
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,295	8,508
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	690	735
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	385	391
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	700	704
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	205	207
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	2,800	2,810
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	2,050	2,161
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	445	453
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,588
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	310	307
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,155	18,221
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	19,315	17,929
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	8,930	8,930
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	1,280	1,282
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	560	570
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	1,990	2,093
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	1,445	1,604
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	2,885	2,866
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	425	434
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,330	5,425
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	2,840	2,578
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	11,830	11,742
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	12,075	12,280
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	8,625	8,656
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	2,075	2,176
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	740	802
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	4,060	4,480
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,135	1,230
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/37	245	216
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,860	1,837
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	505	515
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	235	239
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/37	735	670
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	5,235	5,168
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	5,790	5,716
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	920	962
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	600	647
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	4,675	5,128
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/37	115	120
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	19,810	19,385
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,310	1,329
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	915	930
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	195	166
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	11,395	11,132
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	17,905	17,492
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,080	5,297
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	12,190	13,240
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	4,000	4,158
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	2,600	2,505
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,195	3,242
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	13,895	13,383
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	5,125	4,936
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	7,065	7,347
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	3,220	3,489
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/40	6,595	6,688
99

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	1,000	822
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	9,195	8,776
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	460	437
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	125	129
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	7,375	7,931
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,130	2,158
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	230	239
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	1,600	1,285
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	6,830	5,485
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	15	14
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,164
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	120	127
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,040	2,180
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	31,020	33,340
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,095	2,112
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,150	5,217
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,555	1,994
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	2,005	1,895
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	1,350	1,276
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	14,100	14,976
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	375	386
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,582
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,525	2,543
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	145	137
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	1,145	1,071
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	7,025	7,398
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	2,210	2,022
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	235	219
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	3,180	2,965
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	13,785	14,458
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	256
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/45	15	14
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	11,590	10,735
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	1,530	1,553
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/46	9,365	8,380
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	10,000	9,229
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	2,395	2,208
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	21,925	22,590
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	34,610	31,820
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,420	4,818
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,330	1,222
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	9,045	8,311
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/47	1,530	1,558
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,030	4,109
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	620	551
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	315	288
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	17,645	15,939
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	1,000	914
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/48	20,675	21,809
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,865	5,333
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	9,990	7,148
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	9,240	8,288
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/49	10,165	10,713
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	3,000	2,120
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,540	3,875
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	20,200	15,809
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/52	20,875	21,949
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/54	12,155	10,982
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	590	598
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	1,050	1,067
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	2,490	2,526
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	170	173
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	1,510	1,537
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	5	5
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	1,770	1,830
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	345	358
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	495	513
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	185	192
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	3,315	3,510
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	35	37
100

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	125	125
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	390	393
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	1,275	1,310
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	9,275	9,528
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	310	318
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	2,855	2,962
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	1,165	1,209
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/27	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	8/15/27	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	1,315	1,377
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	10,800	11,313
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/25/30	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/30	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	25	25
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	5	5
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	2,450	2,523
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,100	1,125
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,705	1,765
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	10,090	10,430
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	1,500	1,404
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	110	115
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	2,450	2,712
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/32	60	66
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	1,500	1,386
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	240	251
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	125	128
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/34	40	44
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	4,550	5,003
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	6,620	7,246
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	4,775	5,180
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	2,185	2,358
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	1,950	2,094
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/39	3,000	3,241
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/41	3,040	3,231
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	3,000	3,125
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	515	519
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/25	2,100	2,116
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	1,020	1,050
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	2,885	2,971
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	90	93
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	100	102
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	115	121
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	705	739
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/28	25	26
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	2,300	2,348
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/30	3,390	3,456
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	1,785	1,817
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	1,730	1,873
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	255	275
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	3,010	3,360
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	3,730	4,034
101

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	580	622
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/35	1,835	1,958
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/35	2,255	2,429
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	5	5
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	2,410	2,584
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/37	4,860	5,135
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/37	1,360	1,449
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	6,000	6,206
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	2,475	2,602
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/34	1,635	1,703
	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	3/15/33	5	6
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,220	1,299
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	12,330	13,327
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	1,070	1,171
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	605	660
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	7,365	8,000
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	2,660	2,676
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,425	2,621
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	3,430	3,695
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	2,355	2,526
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	1,855	1,831
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	11,355	11,103
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	1,505	1,449
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	8,320	7,888
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	730	670
	New York State Dormitory Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/29	685	733
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	65	71
	New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/41	2,365	1,591
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	125	132
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	660	674
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	5,105	5,135
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,585	2,636
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	330	339
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	930	974
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	705	738
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	155	163
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,167
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,975	3,031
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	410	421
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,045	2,139
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	590	617
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	495	521
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,000	5,470
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,695	3,712
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,055	1,101
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,610	3,771
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	5,110	5,202
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	445	468
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	3,525	3,539
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	10,930	11,114
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	8,295	8,693
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,710	1,782
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	340	348
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	855	890
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	8,000	8,896
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	7,975	8,005
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	12,065	12,258
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	885	905
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	910	946
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	785	821
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	8,825	9,171
102

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	905	919
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,980	6,108
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	6,050	6,308
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,030	1,068
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,585	2,621
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	55	56
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,735	9,033
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	460	476
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,400	2,495
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,017
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	11,060	11,382
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,058
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,550	6,772
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,075
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,690	1,734
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,415	5,972
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,760	1,809
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	6,050	6,638
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	2,831
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,560	5,694
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	600	611
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	4,505	4,850
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	16,135	16,399
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	940	946
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,055	5,124
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	195	198
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	9,500	9,630
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	3,820	3,486
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	15,000	15,089
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/45	15,000	13,620
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	20,000	20,014
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	15,965	14,327
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	10,000	10,452
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,000	3,571
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,980	4,474
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/47	10,000	10,416
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	12,890	11,530
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	1,275	1,287
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/49	11,105	11,527
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/50	9,500	9,844
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/51	11,645	12,052
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/51	18,795	19,480
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/53	14,220	14,694
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/54	5,840	6,039
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	315	320
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	345	351
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	30	31
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	110	114
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/28	90	95
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/28	35	37
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,960	1,973
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,160	1,168
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	2,030	2,043
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	3,485	3,508
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	4,715	4,746
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,630	2,704
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,070	2,128
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	1,435	1,475
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	410	426
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	590	612
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/28	1,890	1,998
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	95	101
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	1,905	1,909
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	185	193
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	345	378
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/31	420	467
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	55	62
New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/33	2,050	1,999
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	2,660	2,730
103

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/38	140	120
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	3,500	2,959
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	4,305	4,365
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	7,945	8,052
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	1,445	1,465
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	310	282
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/47	10,000	10,405
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	3,015	3,059
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/49	2,485	2,264
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/51	2,435	2,519
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,264
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/53	3,550	3,682
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	6,775	7,199
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	5,400	5,478
	New York State Thruway Authority Highway Revenue	5.000%	1/1/27	5,300	5,498
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	3,250	3,419
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	210	228
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	480	499
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	4,535	4,983
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,040	1,078
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	4,525	4,665
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	2,750	3,052
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	205	206
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,370	3,555
	New York State Thruway Authority Highway Revenue	3.500%	1/1/37	375	355
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	140	140
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	120	120
	New York State Thruway Authority Highway Revenue	5.000%	1/1/37	7,250	7,946
	New York State Thruway Authority Highway Revenue	5.000%	1/1/38	1,625	1,768
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	375	368
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	1,895	1,819
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	100	97
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,605	4,325
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	895	857
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,490	1,492
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	2,005	2,124
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	3,000	3,158
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	5,000	4,656
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,970	1,822
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	731
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,950	1,955
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,810	5,288
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,895	5,386
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	7,825	5,712
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	2,500	2,274
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	230	166
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	9,765	8,832
	New York State Thruway Authority Highway Revenue	5.000%	1/1/49	3,000	3,098
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,540
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	1,245	1,094
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,000	3,437
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	125	108
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	11,720	11,732
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	390	268
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	8,674
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,570	11,036
	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	4,045	4,243
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	790	668
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	6,325	6,345
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	17,690	18,992
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	6,115	6,748
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/33	240	265
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	390	425
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/36	905	981
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/37	520	561
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/38	4,780	5,122
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	6,055	6,422
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/41	165	174
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	370	388
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	35	33
104

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/46	4,775	4,923
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/49	510	466
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	9,305	8,434
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	16,000	16,327
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/57	14,275	13,017
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,845	8,657
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	5,895	6,427
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/33	3,020	3,274
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,170	3,419
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	430	461
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/39	2,050	1,972
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,485	9,922
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/42	7,285	6,837
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	3,150	2,881
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	8,915	6,601
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	3,995	2,924
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	7,500	5,424
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	30	21
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/52	1,000	891
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	3,685	3,253
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/30	2,090	2,231
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/36	2,020	2,105
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/38	500	517
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,125
[8]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/50	6,000	5,861
[8]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/56	7,000	7,511
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	5,000	5,133
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	4,800	4,854
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	755	756
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	3,255	3,352
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	2,020	2,036
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	2,475	2,592
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	20	21
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	60	62
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	4,015	4,045
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	715	716
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	345	361
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	685	690
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	3,050	3,331
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	735	768
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	230	250
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	325	327
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/31	1,580	1,638
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/31	3,000	3,307
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	2,495	2,600
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	605	657
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	1,960	2,089
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	2,175	2,188
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	865	896
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/32	3,000	3,338
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	5/1/33	555	518
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,730	1,798
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,630	1,640
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	490	527
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	20	21
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	340	360
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	480	508
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	15,145	15,237
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	620	640
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	115	128
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	515	551
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	180	186
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	515	543
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	975	981
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,960	3,933
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,480	1,556
105

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/37	3,545	3,879
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,205	5,049
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,236
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,265	5,761
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	6,885	6,748
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	4,000	4,350
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,265	1,213
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,590
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	320	311
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/39	4,400	4,751
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,845	4,630
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	1,265	1,366
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,400
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	10,342
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	1,230	1,330
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,320	2,474
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	3,210	3,444
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	3,660	3,663
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,014
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	1,885	2,010
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	465	471
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/42	675	534
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	350	323
[8]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/43	2,850	3,027
[8]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/44	3,000	3,172
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/44	3,360	3,055
[8]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/45	2,690	2,836
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	820	820
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	1,965	1,818
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	10/15/45	11,185	10,303
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	15	14
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,452
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	2,565	2,592
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,410	3,531
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,500	3,535
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/49	2,520	2,615
[8]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/50	10,000	10,372
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	45	47
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/52	10,020	10,486
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,600	5,767
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,500	2,575
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/54	3,020	3,118
[8]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/55	8,000	8,261
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,530	10,564
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	11,309
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	19,180	19,513
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,455
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	200
	Port Chester-Rye Union Free School District GO	2.000%	6/1/36	1,735	1,316
	Suffolk County Water Authority Water Revenue	3.000%	6/1/32	2,025	1,987
	Suffolk County Water Authority Water Revenue	3.250%	6/1/42	3,800	3,170
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	3,140	2,634
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	60	64
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/37	105	114
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	180	194
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	325	348
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/47	2,795	2,800
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	18,015	17,992
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	1,775	1,892
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	4,550	4,592
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	350	353
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	3,500	3,532
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	175	180
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	6,000	6,187
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	2,950	3,098
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	5,015	5,267
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	190	197
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	10,490	11,199
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	930	993
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	3,035	3,240
106

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	855	723
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/29	1,170	1,216
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	2,075	2,248
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	235	255
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	3,000	2,435
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/30	1,500	1,568
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,000	1,029
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,120	1,230
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,935	4,323
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,272
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,265	2,301
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	310	319
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	1,055	1,082
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,470	1,505
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/34	310	288
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,895	1,936
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/35	1,060	977
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	500	510
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	80	88
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,030
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	260	287
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,150	7,277
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,435	3,526
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	11,450	11,638
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	5,020	4,795
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,165	2,167
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,280	3,295
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,392
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,040	5,091
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,025
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,405
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	10,780	10,791
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	281
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,779
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	24,000	21,533
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	5,000	5,016
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,035	6,611
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,500	2,527
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/50	1,000	1,001
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	8,750	8,906
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	10,000	8,989
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	5,365	5,590
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	1,295	1,174
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	7,760	7,850
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,615	12,168
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,255	5,357
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	6,750	7,174
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,895	2,923
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	2,635	2,662
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	5,500	5,612
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/27	15	15
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	21,050	21,937
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	1,550	1,617
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,200	2,314
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	820	856
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	2,355	2,498
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,139
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,695	2,858
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	235	253
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	2,480	2,692
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	7,485	8,156
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	15,075	16,688
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	7,475	8,190
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	40	42
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	2,510	2,794
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	1,110	1,061
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/32	35	39
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	4,010	2,938
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/33	1,230	1,276
107

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	6,835	7,678
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	10,000	11,354
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	1,340	1,492
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	3,750	3,859
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/35	10,005	11,235
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	13,580	15,153
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	10,000	11,086
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/37	1,290	1,407
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	10,980	11,933
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	7,905	8,655
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/38	3,155	3,422
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/39	2,580	2,780
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	4,485	4,770
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/40	2,405	2,586
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	385	414
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,485	2,657
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	370	389
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	8,450	9,152
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	115	110
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	55	58
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,180	1,247
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/43	1,540	1,621
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	3,075	3,204
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	45	47
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/44	1,500	1,571
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/45	2,000	2,085
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	8,140	7,505
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	630	581
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/46	5,260	5,457
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/47	11,320	11,669
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/47	7,400	7,628
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/47	4,000	4,244
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/48	3,500	3,702
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/49	8,020	8,322
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/50	6,020	6,211
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	11,375	6,858
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	2,375	2,162
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	30,000	30,678
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	125	116
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	7,000	7,535
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	4,580	4,774
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,162
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/54	18,685	19,677
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/54	5,000	5,248
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	18,000	18,076
[9]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.500%	12/1/56	5,500	5,286
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	15,610
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/59	10,000	10,605
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	11/15/25	2,500	2,521
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,315	2,270
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	1,115	1,133
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	5,000	4,599
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/49	5,875	6,088
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/52	10,000	8,994
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	7,380	6,757
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	10	9
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/58	5,000	5,214
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	14,230	14,877
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	8,425	8,779
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	12,500	12,958
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/63	7,930	7,545
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/63	10,000	10,587
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	12,080	10,594
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	12,500	12,983
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	5,000	5,177
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,315	1,318
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	885	895
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	630	644
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,075	3,143
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	210	215
108

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	3,070	3,195
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	6,900	7,180
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	640	653
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	4,115	4,443
Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/32	3,265	3,127
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	17,905	18,027
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	8,100	8,150
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	22,130	22,254
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	1,745	1,777
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,070
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	145	148
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	11,345	11,395
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	300	299
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,345
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	705	722
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,265	5,384
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,180	2,224
				9,339,552
North Carolina (0.8%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,000	713
Cary NC GO	1.625%	9/1/34	3,000	2,322
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/44	2,000	1,865
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,670	2,704
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/51	485	436
Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/53	5,000	5,237
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/27	1,060	1,106
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/49	11,615	12,216
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/32	870	970
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/33	875	983
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/34	925	1,032
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/35	675	748
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/36	800	880
Durham NC Water & Sewer Utility System Water Revenue	2.250%	8/1/51	235	137
Forsyth County NC GO	2.000%	3/1/41	3,885	2,632
Greensboro NC Combined Water & Sewer System Water Revenue	2.500%	6/1/50	12,235	7,743
Guilford County NC GO	5.000%	3/1/34	15,000	17,052
Guilford County NC GO	3.000%	3/1/42	10,000	8,389
Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/51	4,885	2,829
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,757
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,200
North Carolina Appropriations Revenue	5.000%	5/1/25	7,835	7,835
North Carolina Appropriations Revenue	5.000%	6/1/25	1,040	1,041
North Carolina Appropriations Revenue	5.000%	5/1/26	405	407
North Carolina Appropriations Revenue	5.000%	5/1/27	5,220	5,429
North Carolina Appropriations Revenue	5.000%	5/1/27	195	195
North Carolina Appropriations Revenue	3.000%	5/1/28	4,525	4,467
North Carolina Appropriations Revenue	5.000%	5/1/28	5,335	5,540
North Carolina Appropriations Revenue	5.000%	5/1/29	1,660	1,723
North Carolina Appropriations Revenue	5.000%	5/1/30	2,125	2,203
North Carolina Appropriations Revenue	3.000%	5/1/31	8,020	7,712
North Carolina Appropriations Revenue	4.000%	5/1/33	240	241
North Carolina Appropriations Revenue	4.000%	5/1/34	1,180	1,186
North Carolina Appropriations Revenue	2.000%	3/1/36	1,000	777
North Carolina Appropriations Revenue	5.000%	5/1/36	165	180
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	2,655	2,655
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	1,110	1,133
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/27	25	26
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	10,885	11,516
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	905	973
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	560	611
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/31	1,460	1,585
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/32	1,395	1,508
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,540	1,447
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/33	670	719
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	1,160	1,076
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/34	285	305
North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/44	2,000	1,857
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,950	1,956
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,255	3,280
109

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	10,000	10,076
	North Carolina GO	5.000%	6/1/25	1,980	1,983
	North Carolina GO	5.000%	6/1/26	3,350	3,426
	North Carolina GO	5.000%	6/1/26	1,280	1,309
	North Carolina GO	5.000%	6/1/27	2,200	2,248
	North Carolina GO	5.000%	6/1/28	1,055	1,077
	North Carolina GO	5.000%	6/1/29	6,245	6,736
	North Carolina GO	5.000%	6/1/30	140	151
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	3,080	3,127
[8]	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	20,000	20,285
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	420	420
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	1,670	1,724
[8]	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,000	5,158
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,330	5,599
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	140	140
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	255	255
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,570	3,806
[8]	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	6,860	7,307
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	295	295
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	5,045	5,365
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	765	813
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/32	1,010	1,071
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/33	4,515	4,775
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/34	1,895	1,999
[8]	North Carolina Government Fund/Grant Revenue	5.000%	3/1/40	4,815	5,199
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	695	703
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	355	359
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,325	1,337
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	255	257
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/30	375	378
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	190	192
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue, Prere.	5.000%	1/1/26	40	40
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	7,450	3,769
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/41	10,500	4,994
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	11,225	5,039
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/43	4,100	1,737
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/44	7,910	3,181
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	2,000	765
[9]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	1,450	1,029
[9]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/37	2,000	1,219
[3]	North Carolina Turnpike Authority Highway Revenue	3.000%	1/1/42	655	504
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,511
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	198
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	6,151
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,420	6,457
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,850	4,824
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/54	1,500	1,518
[3]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	100	87
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/58	13,000	13,083
	Orange County NC GO	2.950%	2/1/33	600	563
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/32	365	410
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	3/1/46	170	161
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,175
	Union County NC Enterprise System Water Revenue	3.000%	6/1/51	8,050	5,698
					308,217
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	7,170	7,129
[3]	University of North Dakota COP	3.000%	6/1/61	9,875	6,499
					13,628
Ohio (1.4%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	408
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	375
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,655	1,531
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/33	305	328
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,900	4,132
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,585	1,588
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	340	334
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	2,675	2,685
110

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/46	3,070	3,076
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	1,900	1,928
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/27	1,965	2,030
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/28	1,900	1,992
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/29	2,015	2,144
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/33	440	465
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/36	2,265	2,269
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/37	2,590	2,788
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	2,005	2,144
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/39	6,415	6,186
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/39	1,005	1,069
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	4,045	3,699
[2]	Berea City School District GO	4.000%	12/1/53	250	220
[2]	Celina City School District GO	2.625%	12/1/46	100	64
[5]	Cincinnati City School District GO	5.250%	12/1/29	80	87
[5]	Cincinnati City School District GO	5.250%	12/1/30	90	100
[5]	Cincinnati City School District GO	5.250%	12/1/31	680	764
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/28	7,500	7,827
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/30	7,400	7,925
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	7,395	8,006
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	12,135	12,602
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	8,315	8,551
	Columbus OH GO	5.000%	7/1/25	300	301
	Columbus OH GO	5.000%	7/1/26	6,385	6,537
	Columbus OH GO	5.000%	4/1/29	5,320	5,512
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/50	4,750	4,973
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/55	3,250	3,383
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	464
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	417
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,259
	Fairborn City School District GO	3.000%	12/1/55	2,500	1,700
	Franklin City School District GO	3.000%	11/1/50	3,400	2,462
	Franklin City School District GO	3.000%	11/1/57	6,180	4,261
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	10,000	10,148
	Franklin County OH Sales Tax Revenue	5.000%	6/1/48	1,720	1,740
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,744
[6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/28	145	127
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,855	2,917
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	535	537
	Kings Local School District GO	5.500%	12/1/62	11,885	12,540
	Miami University OH College & University Revenue	4.000%	9/1/39	1,235	1,199
	Miami University OH College & University Revenue	5.000%	9/1/41	4,930	4,951
	Miami University OH College & University Revenue	4.000%	9/1/45	4,025	3,702
	North Canton City School District GO	3.000%	11/1/56	2,500	1,734
	North Ridgeville City School District GO	4.500%	12/1/61	650	606
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	60	59
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	10,000	9,477
	Ohio GO	5.000%	5/1/25	2,965	2,965
	Ohio GO	5.000%	9/1/25	545	548
	Ohio GO	5.000%	9/15/25	950	956
	Ohio GO	5.000%	9/15/25	9,455	9,518
	Ohio GO	5.000%	8/1/26	1,480	1,518
	Ohio GO	5.000%	9/15/26	8,375	8,611
	Ohio GO	5.000%	5/1/27	445	463
	Ohio GO	5.000%	8/1/27	9,760	10,203
	Ohio GO	5.000%	9/15/27	465	487
	Ohio GO	5.000%	11/1/28	6,500	6,944
	Ohio GO	5.000%	6/15/29	6,000	6,468
	Ohio GO	5.000%	9/15/29	250	271
	Ohio GO	5.000%	5/1/30	2,190	2,190
	Ohio GO	5.000%	11/1/30	5,810	6,389
	Ohio GO	5.000%	5/1/45	5,000	5,244
	Ohio GO, Prere.	5.000%	5/1/25	2,500	2,500
	Ohio Government Fund/Grant Revenue	5.000%	12/15/25	3,335	3,373
	Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,360	3,468
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,510	1,535
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,265	15,508
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	750
111

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,385	2,435
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	4,822
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/48	340	351
	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/53	3,050	3,201
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	4.000%	10/1/52	2,040	1,591
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/49	3,800	3,833
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/54	4,250	4,260
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,021
	Ohio State University College & University Revenue	5.000%	12/1/34	350	388
	Ohio State University College & University Revenue	5.000%	12/1/35	450	495
	Ohio State University College & University Revenue	2.500%	12/1/51	1,000	600
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	1,500	1,602
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	460	479
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	3,965	4,126
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	565	587
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	11,655	11,746
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	1,115	1,157
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	9,140	10,284
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	402
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	1,375	824
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	932
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	345	173
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	275
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	680	288
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	135
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	11,470	11,890
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	16,000	16,460
	Ohio University College & University Revenue	5.000%	12/1/44	3,710	3,741
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	885	906
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	1,140	1,201
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,675	4,808
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	8,265	8,739
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	8,660	9,069
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	625	638
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	160	160
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	1,510	1,512
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,680	1,699
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	1,850	1,892
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	8,770	9,057
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	1,230	1,282
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	1,405	1,478
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	195	201
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/29	17,175	18,619
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/30	17,000	18,686
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	13,830	15,386
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	9,495	10,686
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/34	16,080	18,214
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	510	546
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	5,000	5,575
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,140	2,273
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	9,060	9,573
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	1,975	2,078
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/44	1,000	1,059
	Ohio Water Development Authority Water Revenue	5.000%	6/1/25	1,300	1,302
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	1,055	1,128
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,340
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,534
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	7,785	8,761
	Perry Local School District Stark County GO	3.000%	11/1/55	4,050	2,775
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/53	1,750	1,756
	Shaker Heights City School District GO	5.250%	12/15/59	2,000	2,093
	Summit County Green Local School District GO	5.500%	11/1/59	7,500	7,810
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	2,160
	University of Cincinnati College & University Revenue	5.000%	6/1/44	4,645	4,693
	Upper Arlington City School District GO, Prere.	5.000%	12/1/27	600	631
[2]	Warrensville Heights City School District GO	5.000%	12/1/44	515	515
	Wickliffe City School District GO	3.125%	12/1/43	775	611
	Wickliffe City School District GO	3.250%	12/1/56	1,300	909
112

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	835
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	298
	Worthington City School District GO	5.000%	12/1/48	7,595	7,842
	Worthington City School District GO	5.500%	12/1/54	2,500	2,649
					544,058
Oklahoma (0.7%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	990	1,006
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	5,500	5,579
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/31	10	10
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/48	585	544
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	1,850	1,898
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,920	1,968
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/29	1,040	1,065
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	7,095	7,261
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	1,000	1,023
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,700	2,760
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/38	5,770	6,196
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	2,050	2,160
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	6,940	7,338
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	1,760	1,846
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	3,975	4,187
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	746
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	1,395	1,355
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/28	20	20
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/64	10,000	10,567
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/36	3,295	3,504
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/25	2,570	2,568
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/26	4,585	4,488
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/26	1,500	1,498
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/28	10	10
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/29	5,800	6,141
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	5,775	6,243
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/32	5,155	5,617
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	6,000	6,560
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	255	253
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/41	3,860	3,123
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	374
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	390	403
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	1,025	1,075
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/30	2,620	2,832
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	4,205	4,661
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/40	3,680	3,975
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	17,495	16,708
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	3,000	3,192
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/43	30	30
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/43	3,520	3,729
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/44	4,000	4,222
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/46	5,000	5,352
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	2,905	2,609
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	8,695	8,786
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,320	7,666
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	18,845	19,910
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/54	12,000	12,924
[9]	Oklahoma Turnpike Authority Highway Revenue	4.250%	1/1/55	10,000	9,362
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	4.250%	10/1/50	6,500	6,179
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/53	1,000	933
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/49	20,160	21,077
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/48	10,020	9,303
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.125%	4/1/53	6,580	6,142
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	1,655	1,657
	University of Oklahoma College & University Revenue	4.000%	7/1/45	140	125
[3]	University of Oklahoma College & University Revenue	5.000%	7/1/46	1,815	1,870
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/49	3,055	3,157
[2]	University of Oklahoma College & University Revenue	4.125%	7/1/54	1,225	1,155
113

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/54	2,000	2,058
					259,000
Oregon (0.8%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,342
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	3,825	3,920
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	8,015	8,209
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	267
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	935	560
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	246
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/30	1,780	1,592
[4]	Crook County OR GO, 5.000% coupon rate effective 6/1/27	0.000%	12/1/46	11,410	10,657
	Deschutes Public Library District GO	3.000%	6/1/40	1,745	1,439
	Deschutes Public Library District GO	3.000%	12/1/41	330	264
	Hillsboro School District No. 1J GO	5.000%	6/15/38	530	540
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,633
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/36	2,975	1,804
	Multnomah County OR GO	5.000%	6/15/27	50	52
	Multnomah County OR GO	5.000%	6/15/28	190	202
	Multnomah County OR GO	5.000%	6/15/29	4,625	4,984
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	4,635	4,643
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	10,100	10,117
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/26	1,295	1,324
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	725	755
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/28	510	539
	Multnomah County OR School District No. 1 Portland GO	3.500%	6/15/44	260	219
	Multnomah County School District No. 40 GO	0.000%	6/15/51	15,000	3,866
	Multnomah County School District No. 40 GO	5.500%	6/15/53	3,330	3,576
	Multnomah County School District No. 7 Reynolds GO	0.000%	6/15/33	12,610	8,720
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/34	3,190	3,564
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/35	1,130	1,256
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/36	1,895	2,092
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	1,655	1,813
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/38	1,135	1,234
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/39	1,130	1,226
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	1,285	1,387
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	7,630	8,147
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/42	3,000	3,186
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/43	3,015	3,181
	Oregon (Article Xi-Q-State Project) GO	5.000%	5/1/35	2,000	2,287
	Oregon (Article Xi-Q-State Project) GO	5.250%	5/1/50	4,000	4,259
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10,335	10,653
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	2,380	2,519
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	4,335	4,560
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	385	402
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	7,140	7,511
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	7,275	7,054
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	475	489
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/32	5,000	5,576
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/33	7,500	8,420
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	9,900	11,169
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,375	5,777
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/42	2,905	3,085
	Oregon GO	5.000%	8/1/29	2,340	2,430
	Oregon GO	5.000%	8/1/41	11,040	11,145
[8]	Oregon GO	5.000%	5/15/50	8,225	8,352
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,700	2,122
	Oregon State Lottery Revenue	5.000%	4/1/27	1,425	1,425
[8]	Oregon State Lottery Revenue	5.000%	4/1/27	5,000	5,179
	Oregon State Lottery Revenue	5.000%	4/1/28	2,780	2,781
[8]	Oregon State Lottery Revenue	5.000%	4/1/28	1,250	1,318
	Oregon State Lottery Revenue	5.000%	4/1/29	145	145
[8]	Oregon State Lottery Revenue	5.000%	4/1/29	5,000	5,363
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,529
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	995
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	9,070	9,475
	Portland Community College District GO	5.000%	6/15/38	15	16
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/29	1,600	1,463
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,211
	Portland OR Water System Water Revenue	2.000%	5/1/44	790	474
114

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Portland OR Water System Water Revenue	5.000%	5/1/44	12,500	12,776
	Portland OR Water System Water Revenue	2.125%	5/1/45	1,000	604
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	5,135	5,310
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	95	98
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	35	36
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	70	72
	Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,597
	Seaside School District No. 10 GO	0.000%	6/15/37	500	286
	University of Oregon College & University Revenue	3.500%	4/1/52	5,000	3,962
[2]	University of Oregon College & University Revenue	3.500%	4/1/52	10,515	8,512
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	120	123
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,020
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	4,650	2,514
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/39	6,000	3,063
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	7,695	3,700
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/41	5,000	2,255
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/48	39,245	11,670
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	1,015
	Washington County OR GO, Prere.	3.000%	7/1/29	1,055	984
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/43	1,000	387
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/51	15,175	3,635
					294,359
Pennsylvania (3.4%)
	Allegheny County PA GO	5.000%	11/1/27	1,360	1,394
	Allegheny County PA GO	5.000%	11/1/28	3,445	3,528
	Allegheny County PA GO	5.000%	11/1/29	920	941
	Allegheny County PA GO	5.000%	11/1/41	2,085	2,103
	Allegheny County PA GO	5.000%	12/1/49	5,000	5,164
	Allegheny County PA GO	5.000%	12/1/54	5,645	5,770
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,039
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	6,000	6,470
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	914
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/49	1,000	920
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	4,500	4,787
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/55	1,000	1,033
[3]	Bucks County Water & Sewer Authority Sewer Revenue	4.000%	12/1/42	1,000	957
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/47	1,175	1,245
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	389
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	300	300
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	417
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	3,995	4,045
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,065	1,066
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	17,550	17,636
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,155	2,169
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,735	5,772
	Commonwealth of Pennsylvania GO	5.000%	10/1/25	530	534
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,340	1,342
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	10,000	10,231
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	18,310	18,777
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	11,185	11,479
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,655	2,725
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,780	3,900
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	7,910	8,166
	Commonwealth of Pennsylvania GO	5.000%	3/1/27	17,060	17,653
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	860	861
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	1,750	1,817
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	8,850	9,213
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	1,060	1,085
	Commonwealth of Pennsylvania GO	5.000%	10/1/27	5,000	5,224
	Commonwealth of Pennsylvania GO	5.000%	1/15/28	5,185	5,359
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	325	342
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	665	666
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	8,740	9,244
	Commonwealth of Pennsylvania GO	5.000%	8/15/28	20,575	21,789
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	10,315	10,931
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	1,240	1,267
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	2,580	2,738
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	1,420	1,427
	Commonwealth of Pennsylvania GO	3.200%	3/1/29	10,000	9,766
115

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,615	1,617
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	8,800	9,437
	Commonwealth of Pennsylvania GO	5.000%	8/15/29	25,420	27,290
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	10,680	10,909
	Commonwealth of Pennsylvania GO	3.350%	3/1/30	10,000	9,782
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	1,030	987
	Commonwealth of Pennsylvania GO	5.000%	8/15/30	500	544
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	19,570	21,305
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	10,000	10,898
	Commonwealth of Pennsylvania GO	3.000%	1/1/31	155	147
	Commonwealth of Pennsylvania GO	3.500%	3/1/31	11,000	10,824
	Commonwealth of Pennsylvania GO	5.000%	5/15/31	95	104
	Commonwealth of Pennsylvania GO	5.000%	8/15/31	7,960	8,769
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	8,635	9,516
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	5,240	5,260
	Commonwealth of Pennsylvania GO	5.000%	10/1/31	135	149
	Commonwealth of Pennsylvania GO	4.000%	2/15/32	2,600	2,697
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	7,725	8,075
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	1,780	1,836
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	6,000	6,693
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	1,085	1,089
	Commonwealth of Pennsylvania GO	5.000%	10/1/32	10	11
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	11,341
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	400	408
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	3,210	3,303
[3]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	2,400	2,216
	Commonwealth of Pennsylvania GO	5.000%	10/1/33	185	204
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	8,000	8,035
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,301
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	865	868
[3]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	275	251
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	19,500	19,572
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,002
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	2,520	2,303
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	1,130	1,028
	Commonwealth of Pennsylvania GO	4.000%	8/15/35	300	300
	Commonwealth of Pennsylvania GO	5.000%	8/15/35	9,970	11,136
	Commonwealth of Pennsylvania GO	3.000%	9/15/35	3,870	3,413
[3]	Commonwealth of Pennsylvania GO	3.125%	2/1/36	395	357
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	6,330	6,344
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	7,465	6,497
	Commonwealth of Pennsylvania GO	5.000%	9/1/36	65	71
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	2,350	2,011
	Commonwealth of Pennsylvania GO	5.000%	10/1/36	4,645	5,045
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	20	20
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	2,752
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	5,000	5,020
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	5,000	5,006
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,500	2,939
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	35	38
[3]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	915	891
	Commonwealth of Pennsylvania GO	2.000%	5/1/39	200	144
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	2,000	1,426
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	3,010	2,089
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,367
	Commonwealth of Pennsylvania GO	4.000%	8/15/42	8,580	8,213
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	3,440	3,292
	Commonwealth of Pennsylvania GO	5.000%	10/1/42	3,000	3,161
	Commonwealth of Pennsylvania GO	4.000%	8/15/43	14,900	14,098
	Commonwealth of Pennsylvania GO	4.000%	8/15/44	5,420	5,073
	Council Rock School District GO	2.100%	8/15/43	1,000	613
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	5,045
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	1,785	1,807
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	7,115	7,126
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	4,145	4,197
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	100
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	440	457
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	13,250	13,287
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,675	6,410
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	4,180	4,292
116

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	4,530	4,648
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	4,205	4,298
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	8,995	9,607
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/34	1,010	860
	Haverford Township PA GO	4.000%	6/1/30	445	451
[3]	Luzerne County PA GO	5.000%	11/15/29	11,605	11,704
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/42	400	386
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	3,000	3,014
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,678
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	849
[3]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,198
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	175	185
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	63
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	225	237
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	1,030	1,059
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	4,935	5,572
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	3,020	3,052
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/35	4,445	5,031
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/38	60	57
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/41	1,525	1,440
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	7,670	7,128
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	550	406
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	250	251
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.250%	2/15/55	6,000	5,627
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/55	3,000	3,092
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/45	80	66
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	200	178
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,975	2,003
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	5,561
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	4,475	4,511
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	4,485	4,706
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	3,045	3,153
	Pennsylvania State University College & University Revenue	5.250%	9/1/54	2,500	2,619
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,295	1,296
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	1,035	1,046
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	1,280	1,293
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	85	86
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	320	326
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	125	129
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	8,085	8,094
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	940	969
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,210	2,250
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	10,440	10,585
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,038
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	315	325
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	415	422
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,505	1,541
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	4,595	4,880
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,655	1,709
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	2,220	2,443
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	75	83
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	35	39
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	1,435	1,438
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	130	134
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,190	2,446
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,009
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	5,325	5,952
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	380	381
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,160	1,292
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	1,520	1,689
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	490	490
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,190	1,314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,240	5,814
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	5,040	5,556
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	280	287
117

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,620	6,186
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/37	2,345	2,321
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	655	648
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	685	700
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/38	1,025	1,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,450	5,670
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	6,030	6,544
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	8,675	8,466
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,500	7,075
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,980	3,989
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	165	166
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/41	525	451
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	1,605	1,530
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	7,095	7,113
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,010	2,019
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	12,445	12,566
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,040	2,431
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,980	3,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	4,000	4,221
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	5,435	5,041
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	12,570	12,834
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	11,685	12,392
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	4,610	4,225
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	8,490	8,615
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,535	1,619
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,050	1,051
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,832
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	2,970	2,975
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,410	2,150
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,784
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,275	2,338
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	7,675	7,790
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	10,705	10,795
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	1,935	1,985
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	3,000	3,132
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	1,540	1,562
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,970	4,316
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	10,000	8,783
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,640	6,726
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,915	7,165
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	7,445	6,476
	Pennsylvania Turnpike Commission Highway Revenue	4.125%	12/1/50	10,570	10,082
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	320	327
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	3,040
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	100	92
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,721
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	285	262
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,370	1,434
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	7,000	7,232
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/53	7,795	8,185
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/54	5,220	5,497
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/55	4,000	4,218
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	1,960	1,991
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/44	11,450	11,727
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	7,020	7,118
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	11,100	11,208
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	6,735
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	2,130	1,957
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	1,135	968
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	4,610	4,625
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,850	8,879
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/49	2,000	2,099
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	4,255	4,345
[9]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/54	2,000	2,089
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	5,010	4,318
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	2,165	2,208
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	6,845	7,071
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	330	297
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	853
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,875
118

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA GO	5.000%	8/1/25	360	361
	Philadelphia PA GO	5.000%	8/1/26	5,235	5,347
	Philadelphia PA GO	5.000%	8/1/26	1,000	1,021
[3]	Philadelphia PA GO	5.000%	8/1/30	5,880	6,104
	Philadelphia PA GO	4.000%	8/1/35	475	475
	Philadelphia PA GO	5.000%	2/1/39	3,125	3,225
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/28	740	783
[9]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/29	3,000	3,220
[9]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/30	6,110	6,642
[9]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/34	3,435	3,854
[9]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/39	5,840	6,281
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	150	151
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	25	26
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	8,985	9,208
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/47	18,000	18,050
[3]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/48	10,000	9,940
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,105	1,113
[9]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/49	10,000	10,490
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	1,395	1,402
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	5,000	5,235
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	3,700	3,703
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	3,250	3,453
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	6,310	6,318
[9]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/54	10,000	10,419
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,785	4,793
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	180	184
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	15	13
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	4,700	4,812
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	5,400	5,021
[9]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/55	1,000	1,042
[3]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/42	1,000	631
	School District of Philadelphia GO	5.000%	9/1/25	555	558
	School District of Philadelphia GO	5.000%	9/1/26	3,025	3,098
[5]	School District of Philadelphia GO	5.000%	6/1/27	375	388
	School District of Philadelphia GO	5.000%	9/1/27	2,250	2,285
	School District of Philadelphia GO	5.000%	9/1/28	140	143
	School District of Philadelphia GO	5.000%	9/1/30	2,640	2,699
[3]	School District of Philadelphia GO	4.000%	9/1/43	4,685	4,407
[3]	School District of Philadelphia GO	3.000%	9/1/44	260	202
	School District of Philadelphia GO	5.000%	9/1/44	8,940	8,971
	School District of Philadelphia GO	4.000%	9/1/46	3,855	3,496
	School District of Philadelphia GO	5.500%	9/1/48	4,220	4,452
	South Fayette Township PA GO	2.500%	12/1/48	1,025	637
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	7,850	8,210
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	7,500	7,796
[3]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	6,635	7,090
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	4,000	4,150
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	3,080	3,293
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	865
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	8,005	8,126
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	720	728
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,465	8,529
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	6,940	6,989
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Project)	5.000%	2/15/34	8,700	9,727
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,035	5,052
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	5,085	5,100
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	3,670	3,209
					1,301,140
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	1,720	1,723
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	1,240	1,265
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	1,005	1,024
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,960	3,015
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	2,430	2,473
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	2,945	2,994
	Rhode Island GO	4.125%	8/1/42	14,125	14,097
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/29	790	821
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/47	9,870	8,764
119

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/53	2,020	2,053
					38,229
South Carolina (0.7%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,563
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/54	5,105	5,355
	Charleston County SC GO	2.000%	11/1/39	1,790	1,268
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/25	910	919
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	9,465	9,739
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	1,105	1,175
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/49	2,450	2,576
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/41	3,700	3,535
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	2,305	2,473
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	7,030	7,377
	Horry County SC School District GO	5.000%	3/1/26	2,500	2,542
	Horry County SC School District GO	5.000%	3/1/29	10,100	10,820
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/44	5	5
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/34	1,420	1,440
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/64	9,145	9,261
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,110	3,036
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	3,335	3,484
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	1,320	1,252
[2]	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	200	155
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	4,500	4,219
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	5,255	4,893
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,465	6,020
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/42	1,100	1,143
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,010	9,227
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	3,450	3,510
	South Carolina Public Service Authority Electric Power & Light Revenue	4.125%	12/1/44	3,460	3,191
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/45	2,500	2,560
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	1,250	1,256
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,595	2,310
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	5,980	5,323
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/47	6,000	6,468
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	2,500	2,510
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/49	3,750	3,885
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,250	1,083
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,213
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	16,430	14,167
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/52	7,200	7,697
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/54	1,325	1,334
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	6,000	6,174
	South Carolina Public Service Authority Electric Power & Light Revenue	5.500%	12/1/54	7,800	8,193
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	11,255	9,583
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	170	154
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	305
[3]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	1,670	1,697
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	413
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	3,430	3,451
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	140	141
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	311
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	680
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	11,405
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	261
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,672
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	371
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,116
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,518
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	855	856
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,485	1,485
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	735	736
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,661
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	30	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	4,305	4,305
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	4,295	4,301
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	880	747
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	573
120

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/28	1,160	1,229
[9]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/50	1,250	1,266
	South Carolina Public Service Authority Water Revenue	5.250%	12/1/50	2,500	2,589
[9]	South Carolina Public Service Authority Water Revenue	5.000%	12/1/55	2,100	2,114
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/55	3,000	3,010
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	60	60
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	240	247
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/27	180	188
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	16,920	17,999
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/32	7,000	7,271
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	170	179
[3]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,219
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/38	5	5
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/40	10,105	10,311
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	4,445	4,496
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/46	15	15
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/51	1,170	1,054
					266,375
South Dakota (0.0%)
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/26	2,400	2,437
	South Dakota Conservancy District Water Revenue (State Revolving Fund Program)	5.000%	8/1/54	5,000	5,165
					7,602
Tennessee (0.6%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/45	155	161
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/51	5,445	4,910
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,435	1,496
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,250	1,310
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.125%	7/1/59	1,000	1,006
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,750	1,824
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/64	4,000	3,968
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/64	2,000	2,051
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	12,670	11,458
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/54	1,500	1,548
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/50	3,270	2,957
	Memphis TN GO	5.000%	4/1/26	7,675	7,687
	Memphis TN GO	4.000%	6/1/32	1,390	1,392
	Memphis TN Sanitary Sewer Revenue	5.000%	10/1/45	5,200	5,314
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	6,180	6,974
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	315	320
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/49	1,255	1,303
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	2,430	2,445
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/56	6,435	6,657
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	4,975	5,079
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/45	25	25
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	3,025	3,047
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	3,565	3,116
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/54	4,135	4,167
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/42	145	147
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	7/1/42	915	925
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/46	9,255	9,551
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.250%	5/15/49	3,360	3,574
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/26	2,515	2,548
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/26	305	312
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/27	1,765	1,805
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/27	1,160	1,210
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/28	345	355
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/28	505	510
	Nashville & Davidson County TN Metropolitan Government GO	2.500%	1/1/29	80	76
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/29	260	262
121

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/29	135	143
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/30	90	97
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/30	1,830	1,927
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/31	240	248
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/31	13,880	15,234
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/32	1,775	1,800
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/32	410	455
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	2,220	2,088
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/33	15,000	16,785
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/33	3,730	3,736
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/33	3,320	3,327
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/34	165	153
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/34	15,000	16,900
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/34	1,390	1,392
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/34	15	15
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/35	30	27
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/35	60	60
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/38	8,000	7,901
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/40	1,795	1,944
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/41	1,000	1,075
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/42	45	43
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/43	3,745	3,533
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/44	17,060	16,005
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	679
	Oak Ridge TN GO	5.000%	6/1/25	635	636
	Tennessee GO	5.000%	5/1/31	1,050	1,162
	Tennessee GO	5.000%	5/1/34	1,000	1,121
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/47	15,000	15,118
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,305	5,355
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	165	167
	Williamson County TN GO	1.500%	4/1/32	2,040	1,677
	Williamson County TN GO	1.500%	4/1/33	2,070	1,652
					223,945
Texas (10.3%)
	Alamo Community College District GO	5.000%	2/15/26	85	86
	Alamo Community College District GO	5.000%	2/15/27	3,570	3,699
	Alamo Community College District GO	5.000%	2/15/28	865	910
	Alamo Community College District GO	5.000%	2/15/30	570	616
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	333
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	1,885	1,888
[14]	Aldine Independent School District GO	5.000%	2/15/42	415	420
[14]	Aldine Independent School District GO	5.000%	2/15/43	35	36
[14]	Aldine Independent School District GO	5.000%	2/15/45	1,650	1,662
[14]	Aldine Independent School District GO	4.000%	2/15/49	9,605	8,807
[14]	Allen Independent School District GO	5.000%	2/15/41	12,000	12,040
[14]	Alvin TX Independent School District GO	5.000%	2/15/26	1,220	1,239
[14]	Alvin TX Independent School District GO	5.000%	2/15/29	750	801
[14]	Alvin TX Independent School District GO	5.000%	2/15/30	1,040	1,127
[14]	Alvin TX Independent School District GO	5.000%	2/15/31	1,000	1,098
[14]	Alvin TX Independent School District GO	5.000%	2/15/32	1,000	1,110
[14]	Alvin TX Independent School District GO	5.000%	2/15/33	1,000	1,118
[14]	Argyle Independent School District GO	2.125%	8/15/45	2,095	1,303
[14]	Argyle Independent School District GO	4.000%	8/15/53	1,650	1,468
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/46	6,000	4,428
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/49	6,000	5,358
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/49	1,500	1,353
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/52	1,000	878
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/52	20	21
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/54	6,265	5,488
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/54	3,500	3,111
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/55	1,500	1,443
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/57	3,050	3,113
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	8/15/60	2,000	1,918
[3]	Arlington TX Special Tax Revenue	4.000%	2/15/44	135	125
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/48	2,005	2,016
[14]	Aubrey Independent School District GO	4.000%	2/15/47	4,305	3,980
[14]	Aubrey Independent School District GO	4.000%	2/15/52	10,000	8,941
122

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin Community College District GO	4.000%	8/1/40	4,250	3,996
	Austin Community College District GO	4.000%	8/1/45	32,765	29,325
	Austin Community College District GO	5.000%	8/1/48	2,200	2,278
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	405	405
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	924
	Austin Independent School District GO	5.000%	8/1/25	14,295	14,356
[14]	Austin Independent School District GO	5.000%	8/1/42	3,020	3,180
[14]	Austin Independent School District GO	5.250%	8/1/49	3,730	3,937
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,111
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,065	2,117
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	15	15
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	25,135	25,150
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,163
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	13,165	13,425
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	5,000	5,160
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/53	3,765	3,939
	Austin TX GO	2.950%	9/1/27	490	483
	Austin TX GO	5.000%	9/1/34	2,995	3,366
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	460	490
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	20	20
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	480	487
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	85	87
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	4,110	4,201
[14]	Azle Independent School District GO	4.000%	2/15/54	8,715	7,784
[14]	Bastrop Independent School District GO	5.000%	2/15/48	2,280	2,355
[14]	Bastrop Independent School District GO	5.000%	2/15/53	3,575	3,668
[14]	Belton Independent School District GO	4.000%	2/15/52	1,925	1,746
	Bexar County Hospital District GO	4.250%	2/15/52	5,000	4,637
	Bexar County TX GO	3.000%	6/15/41	1,500	1,208
	Bexar County TX GO	4.000%	6/15/46	2,500	2,345
	Birdville Independent School District GO	4.000%	2/15/48	10,440	9,610
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,445	1,452
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,660	1,668
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,070	1,075
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	1,045	1,050
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	3,440	3,531
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	3,285	3,372
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	1,680	1,724
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	7,835	8,042
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	745	765
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	2,100	2,194
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	2,260	2,402
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	365	388
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	7,750	8,363
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	5,015	5,412
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/30	3,965	4,339
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	17,510	19,407
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	2,525	2,799
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	350	388
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	1,310	1,466
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	300	319
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	5,280	5,840
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	5,160	5,479
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	3,465	3,814
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	1,505	1,704
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/36	100	97
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/41	5,845	6,304
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/42	4,225	4,521
	Board of Regents of the University of Texas System College & University Revenue	2.375%	8/15/43	8,500	5,984
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	3,675	3,867
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/44	330	271
	Board of Regents of the University of Texas System College & University Revenue	2.250%	8/15/46	1,070	697
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,348
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/50	11,610	9,444
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/51	1,100	685
	Brazoria County TX GO	3.000%	3/1/39	1,010	862
	Brazoria County TX GO	3.000%	3/1/40	1,000	839
[14]	Canutillo TX Independent School District GO	5.250%	2/15/54	1,975	2,076
[14]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/51	5	3
[14]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/53	10,045	8,947
123

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Celina Independent School District GO	2.250%	2/15/46	1,025	651
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,630	2,555
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,085	921
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,065
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,512
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	2,000	2,026
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	12,820	11,030
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	985	873
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/27	11,485	11,596
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	595	597
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,310	6,327
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	9,023
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	6,740	5,970
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	2,125	1,809
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	4,655	5,073
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	4,000	4,392
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	8,495	9,311
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	3,090	3,398
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	200	220
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	7,500	8,204
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	5,000	5,419
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	5,000	5,406
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	9,880	10,673
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	8,815	9,501
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/38	5,000	5,377
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/38	7,500	8,048
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,075	5,297
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	6,000	6,415
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	180	149
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	2,460	2,586
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	150	156
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	4,830	5,007
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.500%	6/1/49	7,500	7,879
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,405	1,416
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	3,000	2,777
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	2,740	2,539
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	6,500	6,000
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/45	3,000	2,698
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,257
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	8,855	8,007
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/49	6,700	5,975
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/49	2,000	1,826
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	5,340	4,740
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/53	1,500	1,382
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/54	6,280	5,504
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,645	1,652
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,155
	Collin County Community College District GO	3.000%	8/15/40	1,000	812
[14]	Comal Independent School District GO	3.000%	2/15/38	3,000	2,650
[14]	Comal Independent School District GO	4.000%	2/1/43	2,175	2,065
[14]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,381
[14]	Conroe Independent School District GO	5.000%	2/15/29	330	353
[14]	Conroe Independent School District GO	5.000%	2/15/42	7,180	7,609
[14]	Conroe Independent School District GO	2.650%	2/15/47	1,000	679
[14]	Conroe Independent School District GO	4.000%	2/15/47	325	300
[14]	Conroe Independent School District GO	4.000%	2/15/50	6,500	5,927
[14]	Corpus Christi Independent School District GO	4.125%	8/15/53	4,375	3,978
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/40	1,370	1,109
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/40	1,595	1,596
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/49	20,075	20,749
	Corpus Christi TX Utility System Water Revenue	4.250%	7/15/54	5,000	4,520
[14]	Crowley Independent School District GO	5.000%	2/1/48	5,605	5,793
[14]	Crowley Independent School District GO	5.000%	2/1/49	5,000	5,152
[14]	Crowley Independent School District GO	4.250%	2/1/54	10,000	9,325
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	325	330
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,855	1,883
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,245	1,264
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	4,850	5,257
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/35	325	297
124

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/41	10	8
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	7,845	7,488
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	4,990	4,569
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	390	419
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	270	292
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	3,585	3,915
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	480	531
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,510	2,696
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	2,000	2,131
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	9,100	9,658
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/47	5,000	3,795
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	20,725	21,285
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/51	2,150	1,941
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,670	6,742
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	10,000	10,108
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	9,620	9,724
	Dallas College GO	4.000%	2/15/28	730	739
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	103
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,080	1,089
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	1,405	1,445
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	5,910	6,078
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,420	1,485
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	830	882
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	25	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	2,645	2,911
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	460	506
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	25	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	1,790	1,986
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,640	2,835
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	3,550	3,812
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	155	171
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	190	212
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	1,875	1,898
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,630	1,633
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	625	626
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	60	65
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	5,000	5,459
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	5	5
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	3,000	3,234
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/41	4,320	4,137
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	2,500	2,655
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/42	15,150	14,353
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,635	5,751
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,000	5,241
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	13,255	12,245
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	12,075	11,155
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/48	11,500	12,138
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/49	6,620	5,943
[14]	Dallas Independent School District GO	5.000%	2/15/29	9,000	9,619
[14]	Dallas Independent School District GO	5.000%	2/15/30	1,895	2,052
[14]	Dallas Independent School District GO	3.000%	2/15/35	765	706
[14]	Dallas Independent School District GO	3.000%	2/15/36	705	640
[14]	Dallas Independent School District GO	3.000%	2/15/39	5,340	4,553
[14]	Dallas Independent School District GO	2.000%	2/15/43	1,000	640
[14]	Dallas Independent School District GO	5.000%	2/15/48	400	414
[14]	Dallas Independent School District GO	4.000%	2/15/53	3,500	3,137
[14]	Dallas Independent School District GO	4.000%	2/15/54	4,585	4,095
[14]	Dallas Independent School District GO PUT	5.000%	2/15/26	3,705	3,744
[14]	Dallas Independent School District GO PUT	5.000%	2/15/27	3,805	3,899
[14]	Dallas Independent School District GO PUT	5.000%	2/15/28	2,025	2,115
[14]	Dallas Independent School District GO PUT	5.000%	2/15/29	1,405	1,486
[14]	Dallas Independent School District GO PUT	5.000%	2/15/30	1,405	1,504
[14]	Dallas Independent School District GO PUT	5.000%	2/15/31	3,270	3,539
	Dallas TX GO	5.000%	2/15/26	3,205	3,251
	Dallas TX GO	5.000%	2/15/26	11,500	11,666
	Dallas TX GO	5.000%	2/15/27	7,610	7,868
	Dallas TX GO	5.000%	2/15/27	10,000	10,339
	Dallas TX GO	5.000%	2/15/28	4,015	4,220
	Dallas TX GO	5.000%	2/15/28	10,000	10,511
125

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX GO	5.000%	2/15/31	10,815	11,817
[3]	Dallas TX GO	3.000%	2/15/33	695	638
[3]	Dallas TX GO	3.125%	2/15/35	100	90
[3]	Dallas TX GO	3.250%	2/15/37	235	206
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	4,430	4,457
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	2,570	2,632
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	1,115	1,140
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	1,220	1,246
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/34	295	300
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	13,105	13,052
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	3,000	2,796
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	60	56
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/43	25	24
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/45	13,865	14,248
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/46	100	77
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/49	20	18
	Dallas TX Waterworks & Sewer System Water Revenue	4.125%	10/1/54	6,160	5,541
[14]	Del Valle Independent School District TX GO	4.000%	6/15/45	550	515
[14]	Del Valle Independent School District TX GO	4.000%	6/15/47	13,305	12,177
[14]	Denton Independent School District GO	5.000%	8/15/35	5,150	5,681
[14]	Denton Independent School District GO	5.000%	8/15/37	1,420	1,547
[14]	Denton Independent School District GO	5.000%	8/15/38	2,895	3,134
[14]	Denton Independent School District GO	5.000%	8/15/39	1,765	1,900
[14]	Denton Independent School District GO	5.000%	8/15/40	1,295	1,388
[14]	Denton Independent School District GO	5.000%	8/15/41	1,285	1,368
[14]	Denton Independent School District GO	5.000%	8/15/43	705	742
[14]	Denton Independent School District GO	2.000%	8/15/48	170	97
[14]	Denton Independent School District GO	5.000%	8/15/53	8,830	9,057
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	3,185	3,200
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	7,940	7,978
	Denton TX GO	2.000%	2/15/39	1,400	975
[14]	Dickinson Independent School District GO	4.000%	2/15/41	12,650	11,825
[14]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/50	5,000	4,554
[14]	Eagle Mountain & Saginaw Independent School District GO	2.250%	8/15/51	5,000	2,884
[14]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/54	2,500	2,246
[9]	East Montgomery County Improvement District Sales Tax Revenue	5.250%	8/15/49	3,700	3,889
[9]	East Montgomery County Improvement District Sales Tax Revenue	4.250%	8/15/54	10,000	9,215
	Ector County TX GO	4.000%	2/15/47	6,110	5,679
	Ector County TX GO	5.000%	2/15/50	10,110	10,283
[14]	El Paso Independent School District GO	4.000%	8/15/43	1,300	1,210
[14]	El Paso Independent School District GO	4.000%	8/15/45	285	267
[14]	El Paso Independent School District GO	4.000%	8/15/48	20	18
[14]	El Paso Independent School District GO, Prere.	4.000%	8/15/29	5	5
	El Paso TX GO	4.000%	8/15/41	80	73
	El Paso TX GO	5.000%	8/15/42	1,235	1,240
	El Paso TX GO	4.000%	8/15/44	1,485	1,357
	El Paso TX GO	3.000%	8/15/47	2,990	2,158
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	671
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/39	1,255	839
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	19,670	18,282
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/48	5,215	4,641
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/50	5,000	5,240
[14]	Elgin Independent School District GO	5.000%	8/1/54	5,635	5,821
[14]	Forney Independent School District GO	2.000%	2/15/40	1,835	1,266
[14]	Forney Independent School District GO	4.000%	8/15/47	10,010	9,300
[14]	Forney Independent School District GO	5.000%	8/15/48	5	5
[14]	Forney Independent School District GO	4.000%	8/15/52	8,025	7,281
[14]	Forney Independent School District GO	4.000%	8/15/53	15,300	13,613
[2]	Fort Bend County Municipal Utility District No. 134E GO	2.500%	9/1/40	250	171
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/53	12,000	12,281
	Fort Bend County TX GO	5.250%	3/1/53	295	309
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,047
[2]	Fort Bend County TX Toll Road Highway Revenue	3.000%	3/1/51	3,625	2,514
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/36	500	377
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,020	3,326
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	1,485	1,061
[14]	Fort Bend Independent School District GO	4.250%	8/15/54	15,000	13,957
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,505	1,493
[14]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	7,430	7,122
[14]	Fort Bend Independent School District GO PUT	4.000%	8/1/27	8,945	9,049
126

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,14]	Fort Bend Independent School District GO PUT	3.800%	8/1/28	8,930	8,966
[14]	Fort Worth Independent School District GO	4.000%	2/15/48	1,470	1,347
[14]	Fort Worth Independent School District GO	4.000%	2/15/49	4,000	3,641
[14]	Frenship Independent School District GO	3.000%	2/15/41	1,240	995
[14]	Frenship Independent School District GO	5.000%	2/15/55	10,000	10,377
[14]	Frisco Independent School District GO	5.000%	8/15/36	2,230	2,338
[14]	Frisco Independent School District GO	3.500%	2/15/37	5,000	4,753
[14]	Galveston Independent School District GO	4.000%	2/1/47	1,395	1,310
[14]	Garland Independent School District GO	5.000%	2/15/26	6,025	6,119
[14]	Garland Independent School District GO	5.000%	2/15/33	1,025	1,142
[14]	Garland Independent School District GO	5.000%	2/15/34	3,950	4,408
[14]	Garland Independent School District GO	5.000%	2/15/35	1,690	1,877
[14]	Garland Independent School District GO	5.000%	2/15/38	3,690	3,979
[14]	Garland Independent School District GO	5.000%	2/15/40	3,530	3,763
[14]	Garland Independent School District GO	5.000%	2/15/41	4,075	4,316
[14]	Garland Independent School District GO	5.000%	2/15/42	3,500	3,685
[14]	Garland Independent School District GO	5.000%	2/15/43	3,280	3,437
[14]	Garland Independent School District GO	5.000%	2/15/48	17,015	17,600
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	400	415
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,415	2,082
	Georgetown TX GO	2.000%	8/15/34	1,130	926
[3]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/47	15	14
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/34	3,615	3,734
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,985	3,074
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/35	5,880	6,177
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/36	40	41
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	75	77
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,010	1,032
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	11,465	11,621
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	7,525	6,847
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/47	1,350	1,409
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	24,215	24,432
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/48	50	52
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	15,345	13,585
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	20	14
[2]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	727
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	12,985	13,483
	Grayson County TX Junior College District GO	4.000%	2/15/49	3,310	2,994
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/48	20	21
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/49	9,720	9,962
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.250%	10/1/53	2,650	2,453
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/54	4,000	3,734
[2]	Greenville TX Electric System Electric Power & Light Revenue	2.375%	2/15/46	400	244
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/54	2,500	2,549
[14]	Gregory-Portland TX Independent School District GO	5.000%	2/15/38	6,790	7,304
[14]	Hallsville TX Independent School District GO	3.000%	2/15/38	2,975	2,522
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	730
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	8,160	8,587
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	3,140	3,157
	Harris County Flood Control District GO	4.000%	10/1/45	5,085	4,689
	Harris County Flood Control District GO	4.250%	10/1/47	4,615	4,413
	Harris County Flood Control District GO	4.000%	9/15/48	5,525	5,005
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	7,000	7,021
	Harris County TX GO	5.000%	10/1/26	1,305	1,316
	Harris County TX GO	5.000%	10/1/26	1,085	1,117
	Harris County TX GO	5.000%	10/1/27	2,985	3,007
	Harris County TX GO	5.000%	10/1/28	2,030	2,044
	Harris County TX GO	4.000%	9/15/49	8,070	7,305
	Harris County TX GO	5.000%	9/15/54	16,400	16,869
	Harris County TX Highway Revenue	5.000%	8/15/25	5,680	5,708
	Harris County TX Highway Revenue	5.000%	8/15/28	665	679
	Harris County TX Highway Revenue	5.000%	8/15/30	1,405	1,431
	Harris County TX Highway Revenue	5.000%	8/15/31	370	377
	Harris County TX Highway Revenue	5.000%	8/15/32	340	346
	Harris County TX Highway Revenue	5.000%	8/15/33	2,210	2,244
	Harris County TX Highway Revenue	5.000%	8/15/36	140	142
	Harris County TX Highway Revenue	5.000%	8/15/41	10	10
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/29	4,895	5,253
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/30	3,020	3,278
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/31	3,075	3,206
127

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/33	1,190	1,302
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/37	7,500	8,157
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/38	5,000	5,401
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	1,105	1,119
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/45	21,500	19,653
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/49	4,740	4,244
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/49	5,000	5,271
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/50	570	507
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/54	8,745	7,664
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/54	14,900	15,603
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	13,160	13,528
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	10,230	10,674
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	13,490	14,266
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	6,340	6,782
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	8,755	9,460
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/38	12,975	14,064
[3,5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,325	1,401
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/56	30	20
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	1,945	440
	Hidalgo County TX GO	4.000%	8/15/43	3,400	3,171
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/34	25,130	28,274
[14]	Houston Independent School District GO	5.000%	2/15/26	7,290	7,396
[8,14]	Houston Independent School District GO	5.000%	2/15/26	16,280	16,516
[14]	Houston Independent School District GO	5.000%	2/15/27	225	228
[14]	Houston Independent School District GO	5.000%	2/15/28	3,500	3,616
[14]	Houston Independent School District GO	5.000%	2/15/28	5,735	5,815
[14]	Houston Independent School District GO	4.000%	2/15/33	500	502
[14]	Houston Independent School District GO	5.000%	2/15/34	5,550	6,258
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	5,120	5,347
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,320	3,464
[3]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	580	644
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	100	101
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,095	5,165
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	90	91
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	7,850	7,854
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	5,420	5,471
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	2,400	2,551
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	12,705	13,790
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	1,540	1,663
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	10,000	11,203
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	5,000	5,587
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	10,140	11,231
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	4,000	4,390
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	4,300	4,147
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	1,310	1,311
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,082
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	320	326
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	7,970	7,975
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/45	50	45
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/47	250	185
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/49	16,400	14,803
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	6,320	6,394
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/54	5,000	5,220
[3]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/26	18,015	17,088
[3]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,278
[3]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	1,230	1,088
[3]	Houston TX Combined Utility System Water Revenue, ETM	5.750%	12/1/32	240	281
	Houston TX GO	5.000%	3/1/26	2,180	2,214
	Houston TX GO	5.000%	3/1/26	5,060	5,140
	Houston TX GO	5.000%	3/1/27	1,820	1,884
	Houston TX GO	5.000%	3/1/28	475	482
	Houston TX GO	5.000%	3/1/28	1,365	1,435
	Houston TX GO	5.000%	3/1/29	525	540
	Houston TX GO	5.000%	3/1/29	8,745	9,323
	Houston TX GO	5.000%	3/1/34	320	353
	Houston TX GO	5.250%	3/1/43	1,200	1,270
	Houston TX GO	5.250%	3/1/49	7,880	8,297
	Houston TX GO	4.125%	3/1/51	8,050	7,481
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	601
[6]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/30	35	28
128

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,031
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	501
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	500
[14]	Humble Independent School District GO	5.000%	2/15/47	840	870
[14]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/44	1,930	2,041
[14]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/50	14,265	12,954
[14]	Hutto Independent School District GO	5.000%	8/1/48	1,650	1,714
[14]	Hutto Independent School District GO PUT	2.000%	8/1/25	750	747
[2]	Hutto TX GO	4.250%	8/1/54	10,000	9,334
[14]	Irving Independent School District GO	5.000%	2/15/39	700	746
[14]	Irving Independent School District GO	5.000%	2/15/40	1,610	1,706
[14]	Irving Independent School District GO	5.000%	2/15/41	1,500	1,580
[14]	Irving Independent School District GO	5.000%	2/15/43	1,245	1,298
	Irving TX GO	5.000%	9/15/29	1,525	1,612
[14]	Jarrell Independent School District GO	4.000%	2/15/54	2,255	2,001
[14]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/40	1,070	738
[14]	Joshua Independent School District GO	4.000%	8/15/49	3,000	2,725
[14]	Judson Independent School District GO	4.000%	2/1/41	150	141
[14]	Judson Independent School District GO	5.000%	2/1/49	4,695	4,821
[14]	Judson Independent School District GO	4.000%	2/1/53	5,170	4,605
[14]	Judson Independent School District GO	5.000%	2/1/53	2,000	2,047
[14]	Katy Independent School District GO	5.000%	2/15/48	11,510	11,869
[14]	Katy Independent School District GO	4.000%	2/15/49	2,215	2,016
[14]	Katy Independent School District GO	3.000%	2/15/51	50	35
[14]	Katy Independent School District GO	4.000%	2/15/52	1,005	913
[14]	Katy Independent School District GO	4.000%	2/15/53	400	356
[14]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	10,937
[14]	Killeen Independent School District GO	3.000%	2/15/44	1,835	1,405
[14]	Klein Independent School District GO	4.000%	8/1/40	17,765	17,026
[14]	Klein Independent School District GO	4.000%	8/1/47	4,325	3,990
	Lamar Consolidated Independent School District GO	4.000%	2/15/48	8,630	7,976
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	3,825	3,502
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	3,575	3,244
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/49	5,000	5,182
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	1,925
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/56	40	27
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	8,000	8,176
[3]	Lamar Consolidated Independent School District GO	5.500%	2/15/58	12,500	13,220
[14]	Lamar Consolidated Independent School District GO	5.250%	2/15/59	7,175	7,509
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	10,000	8,734
[14]	Leander Independent School District GO	5.000%	8/15/38	450	452
[14]	Leander Independent School District GO	5.000%	8/15/40	11,575	11,611
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	714
[14]	Leander Independent School District GO	0.000%	8/16/44	10,000	3,836
[14]	Leander Independent School District GO	5.000%	2/15/48	3,000	3,111
	Lewisville Independent School District GO	5.000%	8/15/25	25	25
[14]	Lewisville Independent School District GO	4.000%	8/15/26	565	566
[14]	Lewisville Independent School District GO	4.000%	8/15/27	4,340	4,348
	Lewisville Independent School District GO	5.000%	8/15/28	1,880	1,889
[14]	Lewisville Independent School District GO	5.000%	8/15/43	4,000	4,189
[14]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	934
[14]	Liberty Hill Independent School District GO	4.375%	2/1/47	5,000	4,874
[14]	Liberty Hill Independent School District GO	5.000%	2/1/52	620	635
[14]	Little Elm Independent School District GO PUT	3.700%	8/15/28	5,135	5,139
	Lone Star College System GO	5.000%	8/15/42	1,405	1,421
	Lone Star College System GO	2.375%	2/15/51	120	70
[14]	Longview Independent School District GO	4.000%	2/15/49	1,975	1,806
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	7,659
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,000	3,101
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,570	1,571
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,490	1,545
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/29	205	205
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	3,110	3,358
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	3,100	3,389
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,550	1,715
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/40	100	95
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	4,650	4,652
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/43	1,470	1,483
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	1,680	1,689
129

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	1,650	1,674
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	1,300	1,320
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/48	155	155
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/48	2,500	2,648
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/49	5,070	4,337
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	4,000	4,063
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	4,665	4,680
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	3,980	4,139
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/53	13,725	14,461
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/54	10,000	10,393
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/55	5,000	5,051
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/46	13,145	11,512
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/51	5,010	4,204
[14]	Mabank Independent School District GO	4.000%	8/15/49	6,250	5,677
[14]	Mansfield Independent School District GO	4.000%	2/15/49	125	113
[14]	Mansfield Independent School District GO	4.000%	2/15/49	6,570	6,015
[14]	Mansfield Independent School District GO	4.000%	2/15/54	5,500	4,913
[14]	Medina Valley Independent School District GO	4.000%	2/15/53	4,590	4,088
[14]	Melissa Independent School District GO	4.000%	2/1/49	15,350	13,974
[14]	Melissa Independent School District GO	4.000%	2/1/54	3,460	3,071
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	125	87
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	5	3
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	15	8
[14]	Midland Independent School District GO	4.000%	2/15/42	2,000	1,901
[14]	Midland Independent School District GO	5.000%	2/15/47	4,500	4,632
[14]	Midland Independent School District GO	5.000%	2/15/50	1,605	1,613
[14]	Midland Independent School District GO	4.000%	2/15/54	10,190	9,102
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,355
[14]	Montgomery Independent School District GO	4.000%	2/15/48	2,300	2,108
[14]	Montgomery Independent School District GO	4.000%	2/15/53	5,320	4,738
[14]	New Braunfels Independent School District GO	4.000%	2/1/52	13,725	12,272
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	1,000	898
[14]	New Caney Independent School District GO	2.000%	2/15/40	1,430	980
[14]	New Caney Independent School District GO	5.000%	2/15/48	1,995	2,052
[14]	New Caney Independent School District GO	4.000%	2/15/54	5,000	4,451
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University University Program)	4.000%	4/1/57	5,050	4,218
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	3,555	3,479
[14]	North East TX Independent School District GO	5.250%	2/1/29	4,310	4,629
[2]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,563
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/41	10,000	9,254
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	363
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,099
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	5,771
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/35	230	231
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,695	3,737
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,060	3,098
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,420	1,436
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,670	1,691
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,000	4,123
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,520	1,571
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,945	1,963
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	545	550
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,605	1,620
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	14,635	15,330
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	3,345	3,374
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,020	1,029
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	8,375	8,917
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	2,255	2,274
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,780	1,795
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	2,420	2,601
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,365	2,384
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,030	1,038
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,850	10,700
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,280	1,290
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	545	556
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	6,475	7,131
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	12,070	13,218
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	1,100	1,123
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	18,015	19,864
130

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	50	51
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,955	5,492
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	2,505	2,785
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	8,060	8,865
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,225
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	615	610
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	2,600	2,579
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	5,205	5,687
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	1,455	1,475
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	2,970	3,224
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	220	209
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	230	235
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	1,895	1,963
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/38	4,250	4,579
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	5,030	4,794
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,500	2,458
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,860	9,888
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	255	257
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	260	265
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,025	2,144
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	1,350	1,317
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	2,760	2,898
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	105	94
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	3,010	3,176
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	1,755	1,633
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	12,100	12,269
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	9,950	9,982
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,840	2,622
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/44	1,120	1,189
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/46	160	118
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	6,465	6,527
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	15,314
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	1,075	1,085
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	1,205	1,047
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,930	2,035
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,670	13,062
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/31	2,515	2,992
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	8,180	7,427
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,635	1,429
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,725	2,288
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	6,630	5,353
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	180	140
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	20,605	15,324
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	6,015	4,285
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	136
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,550	6,847
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	3,345	2,075
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	7,675	4,504
[8,14]	Northside Independent School District GO	5.000%	8/15/50	1,185	1,228
[14]	Northside Independent School District GO	4.125%	8/15/54	5,090	4,635
[8,14]	Northside Independent School District GO	5.000%	8/15/55	6,000	6,188
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	4,144
[14]	Northside Independent School District GO PUT	3.000%	8/1/26	3,855	3,821
[14]	Northside Independent School District GO PUT	2.000%	6/1/27	3,625	3,497
[14]	Northwest Independent School District GO	4.000%	2/15/48	1,785	1,653
[14]	Northwest Independent School District GO	5.000%	2/15/48	1,785	1,834
[14]	Northwest Independent School District GO	5.000%	2/15/48	5,470	5,621
[14]	Northwest Independent School District GO	5.000%	2/15/49	9,230	9,497
[14]	Northwest Independent School District GO	5.000%	2/15/49	9,255	9,522
[14]	Pasadena Independent School District GO	5.000%	2/15/38	1,590	1,710
[14]	Pasadena Independent School District GO	5.000%	2/15/47	325	336
[14]	Pasadena Independent School District GO	4.000%	2/15/52	10,015	8,954
[14]	Pasadena Independent School District GO	4.250%	2/15/53	525	489
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/30	5,000	5,467
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/54	2,500	2,631
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/26	5,180	5,320
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	6,660	6,943
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	1,430	1,578
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	1,135	1,256
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	6,470	7,231
131

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	9,895	11,058
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	2,690	3,027
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	260	288
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	12,125	13,646
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	1,350	1,484
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	15,000	16,974
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/35	4,115	4,750
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	6,050	6,653
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/39	4,610	5,188
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	4,915	5,266
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	3,120	2,880
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,000	972
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,740	3,980
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/48	6,750	7,087
	Pflugerville Independent School District GO	5.000%	2/15/39	5,115	5,380
	Pflugerville Independent School District GO	5.000%	2/15/48	7,285	7,392
	Pflugerville TX GO	1.750%	8/1/34	800	621
	Pflugerville TX GO	4.125%	8/1/53	3,505	3,176
[14]	Plano Independent School District GO	5.000%	2/15/27	4,000	4,141
[14]	Plano Independent School District GO	5.000%	2/15/28	2,000	2,106
[14]	Plano Independent School District GO	5.000%	2/15/30	3,360	3,639
	Plano Independent School District GO	5.000%	2/15/38	885	951
	Plano Independent School District GO	3.625%	2/15/39	3,000	2,763
	Plano Independent School District GO	3.750%	2/15/40	3,000	2,764
	Plano Independent School District GO	5.000%	2/15/41	3,125	3,302
	Plano Independent School District GO	5.000%	2/15/42	2,120	2,226
	Plano Independent School District GO	5.000%	2/15/43	4,005	4,179
	Plano TX GO	2.000%	9/1/38	1,975	1,442
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	60	62
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/53	5,000	5,121
[14]	Prosper Independent School District GO	4.000%	2/15/48	2,480	2,277
[14]	Prosper Independent School District GO	5.000%	2/15/48	10,000	10,089
[14]	Prosper Independent School District GO	4.000%	2/15/49	1,640	1,497
[14]	Prosper Independent School District GO	5.000%	2/15/49	70	71
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,502
[14]	Prosper Independent School District GO	4.000%	2/15/54	6,675	5,981
[14]	Richardson Independent School District GO	5.000%	2/15/42	7,445	7,499
[14]	Richardson Independent School District GO	4.000%	2/15/49	3,500	3,205
[14]	Rockwall Independent School District GO	5.250%	2/15/48	185	195
[14]	Round Rock Independent School District GO	5.000%	8/1/30	1,875	2,009
[14]	Round Rock Independent School District GO	3.000%	8/1/33	490	462
[14]	Round Rock Independent School District GO	4.000%	8/1/44	7,710	7,347
[14]	Round Rock Independent School District GO	5.000%	8/1/45	6,020	6,321
[14]	Royse City TX Independent School District GO	5.000%	2/15/53	3,145	3,215
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/47	4,960	4,923
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/52	4,240	4,354
[14]	Salado Independent School District GO	4.250%	2/15/54	5,000	4,640
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	4,386
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,720	2,847
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,156
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/34	7,695	8,297
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/35	5,020	5,392
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/42	10,110	9,299
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	11,465	11,633
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	230	242
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	496
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,330	13,610
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	670	683
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,105	3,141
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	285	288
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	3,900	4,136
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,280	1,344
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	1,937
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,097
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	2,840
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	715	757
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/41	3,110	3,337
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,372
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	12,030	12,237
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/47	4,060	3,644
132

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,380	5,413
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	3,605	3,665
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	1,000	1,018
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	10,450	10,817
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	7,105	7,505
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	7,785	8,223
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	7,500	7,940
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	5,020	5,315
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.500%	2/1/49	5,000	5,387
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/54	5,075	5,332
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,315	1,297
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	3,845	3,840
	San Antonio TX GO	3.000%	8/1/35	240	215
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,540	1,543
[14]	San Antonio TX Independent School District GO, Prere.	5.000%	8/15/25	435	437
	San Antonio Water System Water Revenue	5.000%	5/15/33	740	755
	San Antonio Water System Water Revenue	5.000%	5/15/39	1,500	1,501
	San Antonio Water System Water Revenue	5.250%	5/15/48	11,215	11,803
	San Antonio Water System Water Revenue	5.250%	5/15/52	10,000	10,460
	San Jacinto Community College District GO	4.000%	2/15/41	3,450	3,205
	San Jacinto Community College District GO	4.000%	2/15/46	10	9
[14]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	3,050	3,232
[14]	Sanger Independent School District GO	4.000%	8/15/47	1,475	1,361
[14]	Sanger Independent School District GO	4.000%	8/15/52	7,115	6,354
	Seguin TX GO	5.500%	9/1/49	5,000	5,409
	Seguin TX GO	5.500%	9/1/54	4,000	4,297
	Seguin TX GO	5.250%	9/1/58	6,055	6,333
	Seguin TX GO	5.500%	9/1/59	10,090	10,830
[2]	Sheldon Independent School District GO	5.000%	2/15/29	1,675	1,777
[14]	Sherman TX Independent School District GO	5.000%	2/15/48	3,100	3,213
[14]	Sherman TX Independent School District GO	5.000%	2/15/53	2,500	2,573
[14]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,500	1,336
	Smith County TX GO	5.000%	8/15/43	25	26
[14]	Socorro Independent School District GO	4.000%	8/15/44	1,450	1,362
[14]	Southwest Independent School District GO	4.000%	2/1/53	7,370	6,565
[14]	Spring Branch Independent School District GO	5.000%	2/1/26	2,835	2,874
	Spring Independent School District GO	4.000%	8/15/52	15,840	14,555
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	15,900	14,212
	Tarrant County College District GO	5.000%	8/15/40	7,330	7,730
	Tarrant County TX GO	4.000%	7/15/47	2,975	2,747
	Temple College GO	3.000%	7/1/46	1,955	1,430
	Temple TX GO	2.125%	8/1/39	1,720	1,193
	Texas A&M University College & University Revenue	5.000%	5/15/25	3,055	3,057
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,975	4,057
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,255	1,306
	Texas A&M University College & University Revenue	5.000%	5/15/27	7,530	7,835
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,285	1,329
	Texas A&M University College & University Revenue	3.000%	5/15/41	325	259
[14]	Texas City TX Independent School District GO	4.000%	8/15/53	3,710	3,301
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	6,615	6,662
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,510
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	2,170	2,232
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	8,055	8,283
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,055	1,078
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/32	8,005	8,930
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/33	25,040	28,129
	Texas GO	5.000%	10/1/25	6,330	6,374
	Texas GO	5.000%	10/1/26	1,045	1,053
	Texas GO	5.000%	10/1/26	1,470	1,513
	Texas GO	5.000%	10/1/27	2,935	2,953
	Texas GO	5.000%	10/1/27	21,765	22,776
	Texas GO	3.200%	10/1/28	7,450	7,414
	Texas GO	5.000%	10/1/28	3,355	3,375
	Texas GO	5.000%	10/1/28	9,915	10,538
	Texas GO	5.000%	10/1/29	1,060	1,066
	Texas GO	5.000%	10/1/30	295	307
	Texas GO	5.000%	10/1/30	120	125
	Texas GO	5.000%	10/1/31	520	540
	Texas GO	5.000%	10/1/31	45	47
	Texas GO	5.000%	10/1/31	12,575	13,887
133

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	2.250%	8/1/32	1,000	884
	Texas GO	5.000%	10/1/32	6,095	6,323
	Texas GO	5.000%	10/1/32	55	57
	Texas GO	5.000%	10/1/32	50	50
	Texas GO	5.000%	10/1/32	30,310	33,707
	Texas GO	2.250%	8/1/33	1,000	865
	Texas GO	5.000%	10/1/33	6,165	6,380
	Texas GO	5.000%	10/1/33	110	114
	Texas GO	5.000%	10/1/34	1,540	1,590
	Texas GO	5.000%	10/1/34	105	108
	Texas GO	5.000%	10/1/34	6,155	6,919
	Texas GO	2.000%	8/1/35	2,000	1,597
	Texas GO	5.000%	10/1/35	9,370	9,404
	Texas GO	2.000%	8/1/36	3,000	2,330
	Texas GO	5.000%	10/1/36	12,275	12,315
	Texas GO	5.000%	5/15/40	1,595	1,596
	Texas GO	5.000%	8/1/41	3,000	3,003
	Texas GO	5.000%	4/1/46	235	236
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/35	1,105	987
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/37	2,100	1,542
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/39	3,705	3,045
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	2,595	1,961
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	220	232
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/32	465	489
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/33	1,600	1,676
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/35	4,990	5,184
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/36	330	342
[3]	Texas State Technical College & University Revenue	5.500%	8/1/42	3,750	4,056
	Texas State University System College & University Revenue	5.000%	3/15/26	3,000	3,050
	Texas State University System College & University Revenue	5.000%	3/15/27	2,415	2,503
	Texas State University System College & University Revenue	5.000%	3/15/28	3,920	4,049
	Texas State University System College & University Revenue	5.000%	3/15/29	1,565	1,612
	Texas State University System College & University Revenue	5.000%	3/15/30	13,165	14,218
	Texas State University System College & University Revenue	5.000%	3/15/31	810	829
	Texas State University System College & University Revenue	5.250%	3/15/54	5,000	5,210
	Texas Tech University System College & University Revenue	4.250%	2/15/55	2,500	2,348
	Texas Transportation Commission GO	5.000%	4/1/28	2,210	2,333
	Texas Transportation Commission GO	5.000%	4/1/29	1,810	1,940
	Texas Transportation Commission GO	5.000%	4/1/32	5,565	6,168
	Texas Transportation Commission GO	5.000%	4/1/33	10,105	11,261
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/46	1,000	339
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/47	2,000	634
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/48	1,000	299
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/49	5,750	1,622
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/50	2,085	557
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/51	5,195	1,304
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/52	5,000	1,190
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/53	500	113
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/57	2,500	2,502
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,215	1,239
	Texas Water Development Board Water Revenue	5.000%	4/15/29	300	312
	Texas Water Development Board Water Revenue	5.000%	4/15/30	200	208
	Texas Water Development Board Water Revenue	5.000%	10/15/30	1,130	1,137
	Texas Water Development Board Water Revenue	5.000%	4/15/31	3,770	3,989
	Texas Water Development Board Water Revenue	5.000%	10/15/31	4,030	4,178
	Texas Water Development Board Water Revenue	4.000%	10/15/32	785	791
	Texas Water Development Board Water Revenue	4.000%	10/15/32	1,815	1,817
	Texas Water Development Board Water Revenue	5.000%	10/15/32	10,285	10,849
	Texas Water Development Board Water Revenue	5.000%	8/1/33	1,195	1,293
	Texas Water Development Board Water Revenue	3.000%	10/15/33	450	415
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,620	1,628
	Texas Water Development Board Water Revenue	4.000%	10/15/34	2,120	2,127
	Texas Water Development Board Water Revenue	4.000%	10/15/34	2,450	2,460
	Texas Water Development Board Water Revenue	3.000%	10/15/35	525	468
	Texas Water Development Board Water Revenue	4.000%	10/15/35	630	630
134

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/35	4,260	4,259
	Texas Water Development Board Water Revenue	4.000%	10/15/35	605	605
	Texas Water Development Board Water Revenue	5.000%	10/15/35	3,205	3,530
	Texas Water Development Board Water Revenue	4.000%	10/15/36	455	452
	Texas Water Development Board Water Revenue	4.000%	10/15/36	205	203
	Texas Water Development Board Water Revenue	4.450%	10/15/36	670	694
	Texas Water Development Board Water Revenue	4.000%	10/15/37	680	668
	Texas Water Development Board Water Revenue	4.000%	10/15/37	310	306
	Texas Water Development Board Water Revenue	4.000%	10/15/38	240	236
	Texas Water Development Board Water Revenue	4.550%	10/15/38	450	465
	Texas Water Development Board Water Revenue	5.000%	10/15/38	4,010	4,136
	Texas Water Development Board Water Revenue	3.000%	10/15/39	1,000	842
	Texas Water Development Board Water Revenue	4.600%	10/15/39	1,560	1,618
	Texas Water Development Board Water Revenue	5.000%	10/15/39	5,015	5,447
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,805
	Texas Water Development Board Water Revenue	4.000%	10/15/40	11,900	11,404
	Texas Water Development Board Water Revenue	5.000%	10/15/40	5,085	5,493
	Texas Water Development Board Water Revenue	5.000%	8/1/41	100	106
	Texas Water Development Board Water Revenue	4.000%	10/15/41	10,815	10,137
	Texas Water Development Board Water Revenue	4.000%	10/15/41	13,535	12,811
	Texas Water Development Board Water Revenue	4.700%	10/15/41	4,765	4,913
	Texas Water Development Board Water Revenue	5.000%	10/15/42	4,995	5,070
	Texas Water Development Board Water Revenue	4.000%	10/15/43	23,820	22,390
	Texas Water Development Board Water Revenue	4.000%	10/15/43	2,520	2,373
	Texas Water Development Board Water Revenue	5.000%	10/15/43	1,730	1,761
	Texas Water Development Board Water Revenue	4.000%	10/15/44	2,695	2,514
	Texas Water Development Board Water Revenue	5.000%	10/15/44	4,070	4,286
	Texas Water Development Board Water Revenue	4.000%	10/15/45	14,275	13,254
	Texas Water Development Board Water Revenue	4.000%	10/15/45	340	316
	Texas Water Development Board Water Revenue	5.000%	10/15/45	6,855	6,865
	Texas Water Development Board Water Revenue	5.000%	10/15/46	890	898
	Texas Water Development Board Water Revenue	5.250%	10/15/46	100	101
	Texas Water Development Board Water Revenue	5.000%	10/15/47	320	323
	Texas Water Development Board Water Revenue	4.000%	4/15/48	3,530	3,208
	Texas Water Development Board Water Revenue	5.000%	4/15/49	7,475	7,603
	Texas Water Development Board Water Revenue	4.000%	10/15/49	11,475	10,386
	Texas Water Development Board Water Revenue	4.000%	10/15/50	50	45
	Texas Water Development Board Water Revenue	4.000%	4/15/51	13,270	11,833
	Texas Water Development Board Water Revenue	4.000%	10/15/51	16,425	14,629
	Texas Water Development Board Water Revenue	4.250%	10/15/51	8,500	8,000
	Texas Water Development Board Water Revenue	5.250%	10/15/51	4,100	4,309
	Texas Water Development Board Water Revenue	4.000%	10/15/52	10	9
	Texas Water Development Board Water Revenue	5.000%	10/15/53	6,965	7,204
	Texas Water Development Board Water Revenue	4.375%	10/15/54	8,000	7,651
	Texas Water Development Board Water Revenue	5.000%	10/15/57	5,965	6,130
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/31	510	492
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/32	130	124
	University of Houston College & University Revenue	5.000%	2/15/29	2,365	2,396
	University of Houston College & University Revenue	5.000%	2/15/36	510	515
	University of Houston College & University Revenue	5.000%	2/15/37	120	121
	University of Houston College & University Revenue	5.000%	2/15/42	345	361
	University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,002
[14]	Venus Independent School District GO	3.000%	8/15/41	1,535	1,225
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/49	3,000	3,126
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	4.000%	8/1/54	5,500	4,820
[14]	Waco Independent School District GO	4.125%	8/15/53	1,625	1,477
	Waco TX GO	5.000%	2/1/49	5,000	5,155
	Waco TX GO	5.250%	2/1/54	11,000	11,486
[14]	Waller Consolidated Independent School District GO	3.000%	2/15/39	1,000	837
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/44	2,000	1,884
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/48	1,230	1,126
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/53	4,020	3,580
[14]	Waxahachie Independent School District GO	4.000%	2/15/49	10,000	9,156
[14]	Waxahachie Independent School District GO	4.000%	2/15/53	13,520	12,119
[14]	Waxahachie Independent School District GO	4.250%	2/15/53	2,250	2,104
[2]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	10,165	8,146
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/58	120	77
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,100	1,018
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,465	1,306
	Williamson County TX GO	4.000%	2/15/28	18,440	18,834
135

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williamson County TX GO	5.000%	2/15/29	5,000	5,322
	Williamson County TX GO	5.000%	2/15/31	5,000	5,450
	Williamson County TX GO	2.375%	2/15/37	3,790	3,077
[14]	Wylie Independent School District/Collin County GO	5.250%	8/15/49	3,205	3,384
[14]	Wylie Independent School District/Collin County GO	5.250%	8/15/54	3,040	3,194
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,047
[14]	Ysleta Independent School District GO	4.000%	8/15/50	110	100
[14]	Ysleta Independent School District GO	4.250%	8/15/56	16,915	15,624
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	8,420	8,461
					3,958,655
Utah (0.7%)
	Canyons School District (Utah School Board Guaranty Program) GO	2.650%	6/15/31	2,565	2,368
	Canyons School District (Utah School Board Guaranty Program) GO	2.750%	6/15/32	2,650	2,430
	Canyons School District (Utah School Board Guaranty Program) GO	2.900%	6/15/33	2,725	2,495
	Canyons School District (Utah School Board Guaranty Program) GO	3.000%	6/15/35	2,890	2,588
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	10,000	9,147
	Davis School District (Utah School Board Guaranty Program) GO	2.600%	6/1/31	3,900	3,601
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	145	152
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	4,335	4,601
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	500	531
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	105	113
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,490	1,599
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	1,485	1,610
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	290	314
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	605	649
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	205	224
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	7,625	8,144
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	220	237
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,095	1,165
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	580	622
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	385	408
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	355	379
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,375	7,162
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/36	115	122
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	1,115	1,171
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	1,960	2,068
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,670	5,912
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	2,025	2,118
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	2,250	2,351
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	245	255
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	2,105	2,191
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	2,325	2,413
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	420	435
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	7,780	8,036
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	6,980	7,170
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	5,240	5,492
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	3,520	3,589
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	2,245	2,288
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/45	2,855	2,983
	Jordan School District GO	4.000%	6/15/29	2,450	2,451
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	151
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/46	5,460	5,576
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/47	1,605	1,611
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	889
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,264
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	984
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/52	15	15
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	1,000	1,033
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/54	4,075	4,239
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/37	1,975	1,447
	University of Utah College & University Revenue	5.000%	8/1/25	1,150	1,155
	University of Utah College & University Revenue	4.000%	8/1/33	440	439
	University of Utah College & University Revenue	5.000%	8/1/46	1,980	2,043
	University of Utah College & University Revenue	5.250%	8/1/48	1,535	1,602
	University of Utah College & University Revenue	4.000%	8/1/51	12,195	11,078
	University of Utah College & University Revenue	5.250%	8/1/53	550	576
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	1,005	1,080
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/38	315	337
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/40	255	270
136

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/42	6,920	7,252
	Utah GO	5.000%	7/1/25	2,355	2,362
	Utah GO	5.000%	7/1/26	6,985	7,153
	Utah GO	5.000%	7/1/26	6,765	6,928
	Utah GO	5.000%	7/1/29	785	838
	Utah GO	5.000%	7/1/30	1,430	1,525
	Utah GO	5.000%	7/1/31	230	244
	Utah GO	3.000%	7/1/33	8,650	8,108
	Utah GO	3.000%	7/1/34	3,450	3,190
[3]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,277
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	699
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	6,205	6,275
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	720	787
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	406
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	140	140
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	6,397
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	845	946
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	5,000	5,519
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	12,950	14,195
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	5,990	6,499
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	5,535	5,967
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	5,000	5,431
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	1,625	1,741
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	5,160	5,570
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,225	1,226
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,395	1,396
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	6,390	6,394
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	535	535
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	3,060	3,062
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	8,375	8,390
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,715	2,720
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	365	366
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	290	291
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,895	2,900
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,030	7,043
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	50
					271,195
Vermont (0.0%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	14,140	13,458
Virginia (1.0%)
	Alexandria VA GO	3.000%	7/15/46	25	19
	Arlington County VA GO	2.500%	8/15/29	2,040	1,929
[3]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	1,775	1,786
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	9,305	9,202
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/48	7,000	7,225
	Commonwealth of Virginia GO	5.000%	6/1/26	1,300	1,330
	Commonwealth of Virginia GO	5.000%	6/1/27	180	180
	Fairfax County VA GO	4.000%	10/1/26	435	439
	Fairfax County VA GO	4.000%	10/1/27	4,305	4,343
	Fairfax County VA GO	4.000%	10/1/28	70	71
	Fairfax County VA Sewer Revenue	5.000%	7/15/49	2,500	2,634
	Fairfax County VA Sewer Revenue	4.000%	7/15/51	2,500	2,298
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/54	11,000	11,451
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	295	302
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	10,000	8,927
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/50	1,100	1,120
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/60	3,500	3,554
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	825	849
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	5,485	5,607
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	9,525	9,690
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,190	2,210
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	805	846
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	3,835	4,078
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/47	1,500	1,568
	Richmond VA GO	3.375%	3/1/41	1,450	1,275
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	210	213
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	2,730	2,765
137

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	415	420
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	215	218
University of Virginia College & University Revenue	5.000%	4/1/38	1,925	1,963
University of Virginia College & University Revenue	5.000%	4/1/39	2,590	2,638
University of Virginia College & University Revenue	5.000%	4/1/42	20	20
University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,196
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	5,091
University of Virginia College & University Revenue	5.000%	4/1/47	6,000	6,063
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	5,523
University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/48	4,345	3,972
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/35	2,000	1,819
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	2,020	2,049
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	55	55
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,300
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	550	518
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	45	45
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,930	7,211
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,070	4,523
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	3,085	2,630
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/39	400	336
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	440	446
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	11,060	11,221
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,320	1,366
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	2,590	2,681
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	525	553
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	10,770	11,343
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	3,000	3,156
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	175	181
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	695	732
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	4,750	4,956
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	830	888
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	3,130	3,346
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	340	364
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	3,705	4,017
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	4,215	4,578
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	1,275	1,354
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	1,260	1,295
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	1,590	1,648
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	4,230	4,658
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/32	240	229
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	4,150	4,612
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/33	3,510	3,933
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	40	40
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,445	3,826
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,190	3,543
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	2,020	1,851
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	1,670	1,845
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	4,185	4,624
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	215	235
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/36	2,000	2,001
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	1,855	2,038
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	1,290	1,402
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	525	568
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	380	409
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/39	45	49
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	1,515	1,627
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	2,005	2,138
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/41	120	129
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	3,685	3,881
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/42	5,010	5,409
Virginia College Building Authority College & University Revenue	3.000%	9/1/26	135	135
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	605	619
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/44	13,215	12,407
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	95	96
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/27	195	202
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	1,250	1,059
138

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	100	83
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	2,015	2,016
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,220	4,310
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,930	3,048
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	1,385	1,450
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	9,050	9,448
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	4,125	4,295
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/32	2,125	2,206
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/33	585	606
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,526
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	280	280
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	249
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/42	3,500	3,301
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/36	9,395	8,336
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,277
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/32	2,030	2,263
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/34	17,000	17,447
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,545	1,586
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	6,265	6,397
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	220	221
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	360	366
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	225	231
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	930	965
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	1,595	1,669
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,850	3,866
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,560	5,583
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,455	3,544
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,625	2,740
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	620	647
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/31	5,490	6,078
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	235	259
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/33	970	1,064
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	170	172
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	870	875
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/37	260	282
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,885	3,831
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	1,860	1,868
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	6,030	6,057
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	1,675	1,682
	Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,615
	Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,493
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/41	50	47
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	7,175	6,750
[3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/53	1,520	1,589
[3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/58	1,000	900
[3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/63	3,000	2,769
					385,478
Washington (3.0%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	8,145	8,204
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	11,905	12,911
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	1,745	1,830
[5]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/28	10	10
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	1,195	1,275
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,095	2,269
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	1,575	1,729
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	325	361
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/33	2,055	2,261
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/34	325	356
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	3,795	3,390
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	615	665
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	1,475	1,459
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	575	600
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	24,255	22,160
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	2,485	2,495
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,515	4,555
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	7,020	7,083
139

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,800	1,816
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	10,925	11,022
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,465	4,505
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,645	1,660
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	19,520	19,694
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	5,315	5,362
[5]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	295	255
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	10,775	10,801
	Energy Northwest Electric Power & Light Revenue (Subordinate Project)	5.000%	7/1/28	1,710	1,714
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	1,070	1,073
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	3,270	3,349
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	5,095	5,195
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	3,510	3,634
	Energy Northwest Nuclear Revenue	4.000%	7/1/30	4,140	4,308
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	6,415	6,704
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	4,665	4,854
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	2,070	2,150
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	2,795	2,903
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	310	310
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	10,115	10,392
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	1,190	1,234
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	3,465	3,585
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	2,460	2,545
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	790	875
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	4,015	4,428
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,085	1,142
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	3,840	4,108
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	8,215	8,621
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	4,580	4,972
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	2,055	2,188
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	615	664
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	6,440	7,014
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	515	539
	Energy Northwest Nuclear Revenue	4.000%	7/1/38	7,235	6,884
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	1,605	1,672
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	3,465	3,755
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	7,695	8,392
	Energy Northwest Nuclear Revenue	5.000%	7/1/39	3,475	3,656
	Energy Northwest Nuclear Revenue	5.000%	7/1/39	7,670	8,318
	Energy Northwest Nuclear Revenue	5.000%	7/1/40	14,535	15,322
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	1,880	1,972
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	440	416
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	390	391
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	400	417
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	5,060	5,072
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,635	2,698
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,290	1,321
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	4,000	4,096
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	5,455	5,586
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	2,080	2,169
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	4,070	4,244
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	6,195	6,416
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	6,060	6,429
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,095	3,103
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	2,005	2,053
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	225	226
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	660	688
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	1,370	1,453
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	13,130	13,162
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	8,230	8,523
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	1,595	1,647
	Franklin County School District No. 1 Pasco GO	5.500%	12/1/40	1,005	1,108
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/26	2,495	2,573
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/36	795	818
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/39	825	882
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/41	6,620	7,067
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/42	2,500	2,651
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,380	1,427
	King County School District No. 210 Federal Way GO	3.000%	12/1/39	130	106
	King County School District No. 403 Renton GO	4.000%	12/1/39	1,680	1,647
140

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	King County School District No. 403 Renton GO	4.000%	12/1/41	1,955	1,883
	King County School District No. 411 Issaquah GO	3.000%	12/1/30	490	469
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	7,510	7,528
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	1,895	1,931
	King County School District No. 414 Lake Washington GO	4.000%	12/1/27	755	773
	King County School District No. 414 Lake Washington GO	4.000%	12/1/28	215	222
	King County School District No. 414 Lake Washington GO	4.000%	12/1/29	595	617
	King County WA GO	4.000%	1/1/26	550	554
	King County WA GO	4.000%	7/1/30	1,645	1,669
	King County WA GO	5.000%	1/1/32	3,520	3,882
	King County WA Sewer Revenue	4.000%	7/1/31	305	306
	King County WA Sewer Revenue	4.000%	7/1/40	500	486
	King County WA Sewer Revenue	4.000%	7/1/41	12,125	11,447
	King County WA Sewer Revenue	4.000%	7/1/41	2,450	2,297
	King County WA Sewer Revenue	4.000%	7/1/45	15	14
	King County WA Sewer Revenue PUT	0.875%	1/1/26	20,740	20,276
	Pierce County School District No. 10 Tacoma GO	5.000%	12/1/48	2,500	2,623
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,215	3,248
[8]	Pierce County School District No. 320 Sumner GO	5.000%	12/1/40	2,500	2,698
[8]	Pierce County School District No. 320 Sumner GO	5.000%	12/1/41	3,000	3,215
[8]	Pierce County School District No. 320 Sumner GO	5.000%	12/1/42	5,000	5,319
	Pierce County School District No. 403 Bethel GO	5.000%	12/1/43	5,000	5,290
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	682
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	7,030	7,709
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/44	755	684
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	726
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/31	85	93
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	2,425	2,285
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/44	370	338
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/45	600	543
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/47	320	330
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	2,210	1,988
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	3,130	3,236
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/51	4,895	4,363
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/53	1,850	1,900
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/54	7,400	7,619
	Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	1,805	1,888
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/37	545	549
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/38	885	887
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	790	788
	Spokane WA GO	4.000%	12/1/31	1,475	1,497
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	15,945	14,748
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/46	395	406
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/49	2,140	2,214
	University of Washington College & University Revenue	5.000%	4/1/37	5,020	5,557
	University of Washington College & University Revenue	4.000%	6/1/37	1,145	1,145
	University of Washington College & University Revenue	4.000%	12/1/41	5,030	4,658
	University of Washington College & University Revenue	3.125%	7/1/42	3,235	2,559
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,012
	University of Washington College & University Revenue	3.250%	7/1/43	125	99
	University of Washington College & University Revenue PUT	4.000%	8/1/27	3,700	3,742
	Washington GO	5.000%	7/1/25	700	702
	Washington GO	5.000%	7/1/25	2,525	2,533
	Washington GO	5.000%	7/1/25	2,725	2,734
	Washington GO	5.000%	7/1/25	10,805	10,834
	Washington GO	5.000%	8/1/25	2,940	2,954
	Washington GO	5.000%	8/1/25	3,215	3,230
	Washington GO	5.000%	8/1/25	6,515	6,546
	Washington GO	4.000%	7/1/26	17,870	18,086
	Washington GO	5.000%	7/1/26	395	400
	Washington GO	5.000%	7/1/26	6,000	6,141
	Washington GO	5.000%	7/1/26	10,000	10,229
	Washington GO	4.000%	7/1/27	4,830	4,941
	Washington GO	4.000%	7/1/27	350	358
	Washington GO	5.000%	7/1/27	480	501
	Washington GO	5.000%	7/1/27	355	359
	Washington GO	5.000%	7/1/27	10,000	10,438
	Washington GO	5.000%	7/1/27	22,000	22,965
	Washington GO	5.000%	8/1/27	1,035	1,058
	Washington GO	5.000%	8/1/27	1,445	1,511
141

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	8/1/27	10,190	10,653
Washington GO	4.000%	7/1/28	380	391
Washington GO	4.000%	7/1/28	1,170	1,204
Washington GO	5.000%	7/1/28	1,825	1,847
Washington GO	5.000%	7/1/28	8,200	8,699
Washington GO	5.000%	7/1/28	4,700	4,986
Washington GO	5.000%	8/1/28	1,650	1,712
Washington GO	5.000%	8/1/28	1,950	1,993
Washington GO	5.000%	8/1/28	5,555	5,901
Washington GO	5.000%	2/1/29	1,225	1,309
Washington GO	4.000%	7/1/29	15,000	15,521
Washington GO	5.000%	7/1/29	1,265	1,280
Washington GO	5.000%	7/1/29	1,000	1,076
Washington GO	5.000%	8/1/29	520	539
Washington GO	5.000%	8/1/29	4,110	4,426
Washington GO	4.000%	7/1/30	2,250	2,341
Washington GO	5.000%	7/1/30	730	738
Washington GO	5.000%	7/1/30	10,095	11,007
Washington GO	5.000%	7/1/30	20,005	21,813
Washington GO	5.000%	8/1/30	2,460	2,511
Washington GO	5.000%	8/1/30	450	465
Washington GO	5.000%	8/1/30	2,340	2,419
Washington GO	5.000%	8/1/30	2,500	2,586
Washington GO	5.000%	8/1/30	1,095	1,198
Washington GO	5.000%	7/1/31	3,800	3,840
Washington GO	5.000%	7/1/31	9,365	10,354
Washington GO	5.000%	8/1/31	2,080	2,143
Washington GO	5.000%	8/1/31	2,910	2,966
Washington GO	5.000%	8/1/31	650	672
Washington GO	5.000%	8/1/31	9,070	10,054
Washington GO	5.000%	8/1/31	320	355
Washington GO	5.000%	7/1/32	485	490
Washington GO	5.000%	7/1/32	10,525	11,755
Washington GO	5.000%	8/1/32	3,810	3,824
Washington GO	5.000%	8/1/32	6,045	6,226
Washington GO	5.000%	8/1/32	6,355	6,557
Washington GO	5.000%	8/1/32	835	935
Washington GO	5.000%	8/1/32	620	694
Washington GO	5.000%	8/1/32	10,115	11,325
Washington GO	5.000%	2/1/33	180	199
Washington GO	5.000%	7/1/33	2,125	2,145
Washington GO	5.000%	8/1/33	850	853
Washington GO	5.000%	8/1/33	4,375	4,499
Washington GO	5.000%	8/1/33	515	571
Washington GO	5.000%	8/1/33	1,355	1,395
Washington GO	5.000%	8/1/33	5,150	5,811
Washington GO	5.000%	2/1/34	75	82
Washington GO	5.000%	7/1/34	700	780
Washington GO	5.000%	8/1/34	310	315
Washington GO	5.000%	8/1/34	250	251
Washington GO	5.000%	8/1/34	1,855	2,022
Washington GO	5.000%	8/1/34	100	111
Washington GO	5.000%	8/1/34	555	612
Washington GO	5.000%	2/1/35	6,135	6,554
Washington GO	5.000%	2/1/35	1,000	1,094
Washington GO	5.000%	8/1/35	730	748
Washington GO	5.000%	8/1/35	4,015	4,404
Washington GO	5.000%	8/1/35	425	436
Washington GO	5.000%	8/1/35	3,425	3,835
Washington GO	5.000%	2/1/36	425	462
Washington GO	5.000%	7/1/36	860	947
Washington GO	5.000%	8/1/36	110	119
Washington GO	5.000%	8/1/36	11,610	12,907
Washington GO	5.000%	2/1/37	585	632
Washington GO	5.000%	2/1/37	1,885	1,995
Washington GO	5.000%	8/1/37	8,575	8,607
Washington GO	5.000%	8/1/37	1,215	1,231
Washington GO	5.000%	8/1/37	6,450	6,764
Washington GO	5.000%	8/1/37	335	366
Washington GO	5.000%	8/1/37	1,180	1,265
142

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	2/1/38	160	172
	Washington GO	5.000%	2/1/38	500	514
	Washington GO	5.000%	2/1/38	16,285	17,987
	Washington GO	5.000%	6/1/38	3,810	4,030
	Washington GO	5.000%	8/1/38	1,640	1,736
	Washington GO	5.000%	8/1/38	1,415	1,512
	Washington GO	5.000%	8/1/38	5,355	5,824
	Washington GO	5.000%	8/1/38	780	848
	Washington GO	5.000%	8/1/38	330	356
	Washington GO	5.000%	8/1/38	10,650	11,678
	Washington GO	5.000%	2/1/39	2,160	2,314
	Washington GO	5.000%	2/1/39	435	458
	Washington GO	5.000%	2/1/39	420	430
	Washington GO	5.000%	6/1/39	1,320	1,391
	Washington GO	5.000%	8/1/39	3,175	3,187
	Washington GO	5.000%	8/1/39	615	622
	Washington GO	5.000%	8/1/39	1,485	1,567
	Washington GO	5.000%	8/1/39	7,530	8,147
	Washington GO	5.000%	8/1/39	105	113
	Washington GO	5.000%	8/1/39	5,545	6,045
	Washington GO	5.000%	8/1/39	4,500	4,789
[8]	Washington GO	5.000%	8/1/39	32,755	35,966
	Washington GO	5.000%	2/1/40	3,185	3,391
	Washington GO	5.000%	2/1/40	4,035	4,225
	Washington GO	5.000%	2/1/40	505	511
	Washington GO	5.000%	6/1/40	8,310	8,727
	Washington GO	5.000%	8/1/40	675	678
	Washington GO	5.000%	8/1/40	1,970	2,072
	Washington GO	5.000%	8/1/40	4,445	4,714
	Washington GO	5.000%	8/1/40	1,190	1,272
	Washington GO	5.000%	8/1/40	7,500	8,078
	Washington GO	5.000%	8/1/40	4,200	4,555
	Washington GO	5.000%	2/1/41	6,785	7,184
	Washington GO	5.000%	2/1/41	780	813
	Washington GO	5.000%	2/1/41	50	53
	Washington GO	5.000%	2/1/41	50	51
	Washington GO	5.000%	6/1/41	2,950	3,084
	Washington GO	5.000%	8/1/41	2,675	2,821
	Washington GO	5.000%	8/1/41	3,610	3,688
	Washington GO	5.000%	8/1/41	1,100	1,151
	Washington GO	5.000%	8/1/41	20	21
	Washington GO	5.000%	8/1/41	40	43
	Washington GO	5.000%	8/1/41	370	393
	Washington GO	5.000%	2/1/42	3,240	3,295
	Washington GO	5.000%	2/1/42	2,260	2,343
	Washington GO	5.000%	2/1/42	1,010	1,061
	Washington GO	5.000%	2/1/42	80	83
	Washington GO	5.000%	2/1/42	130	137
	Washington GO	5.000%	2/1/42	1,190	1,264
	Washington GO	5.000%	8/1/42	5,845	6,079
	Washington GO	5.000%	8/1/42	10,015	10,608
	Washington GO	5.000%	8/1/42	1,660	1,691
	Washington GO	5.000%	8/1/42	725	763
	Washington GO	5.000%	8/1/42	390	401
	Washington GO	5.000%	2/1/43	80	83
	Washington GO	5.000%	2/1/43	70	74
	Washington GO	5.000%	2/1/43	2,540	2,683
	Washington GO	5.000%	8/1/43	1,070	1,087
	Washington GO	5.000%	8/1/43	6,575	6,854
	Washington GO	5.000%	8/1/43	320	328
	Washington GO	5.000%	8/1/43	3,905	4,045
	Washington GO	5.000%	2/1/44	3,680	3,790
	Washington GO	5.000%	2/1/44	505	526
	Washington GO	5.000%	2/1/44	795	832
	Washington GO	5.000%	8/1/44	705	728
	Washington GO	5.000%	8/1/44	120	125
	Washington GO	5.000%	8/1/44	90	94
	Washington GO	5.000%	8/1/44	615	628
	Washington GO	5.000%	2/1/45	250	258
	Washington GO	5.000%	8/1/45	435	453
143

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/46	5,070	5,261
	Washington GO	5.000%	8/1/46	30	31
	Washington GO	5.000%	2/1/47	11,000	11,365
	Washington GO	5.000%	8/1/47	1,450	1,502
	Washington GO	5.000%	8/1/48	5,000	5,191
	Washington GO	5.000%	8/1/48	7,765	8,064
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,681
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	5,200	5,027
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	9,950	6,051
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	5,345	3,335
[3]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	739
[3]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	2,920	1,944
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,665	2,868
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	75	58
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,398
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	605	540
					1,137,497
West Virginia (0.0%)
[3]	Marshall University College & University Revenue	3.000%	5/1/46	385	287
	West Virginia GO	5.000%	12/1/41	35	36
	West Virginia GO	4.000%	6/1/42	1,465	1,355
	West Virginia GO	4.000%	12/1/42	1,205	1,115
	West Virginia GO	5.000%	12/1/43	70	72
	West Virginia Higher Education Policy Commission College & University Revenue	4.000%	4/1/34	1,180	1,121
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,700	2,737
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/47	4,470	3,991
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/47	2,895	2,923
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/51	1,025	901
					14,538
Wisconsin (0.7%)
	Dane County WI GO	2.500%	6/1/27	1,780	1,741
	Franklin Public School District GO	4.000%	4/1/45	17,230	16,464
	Howard-Suamico WI School District GO	1.750%	3/1/32	4,530	3,806
	Madison WI Metropolitan School District GO	1.500%	3/1/32	5,255	4,215
	Madison WI Metropolitan School District GO	1.625%	3/1/34	5,215	3,958
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	14,319	14,489
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	1,140	1,152
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	930	937
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	6,000	6,027
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	10,000	10,021
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,546
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	5/1/25	4,100	4,100
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	1,250	1,296
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/47	1,950	1,991
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/52	2,255	2,297
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/55	1,500	1,527
[9]	Racine Unified School District GO	4.000%	4/1/45	1,000	938
	Stoughton WI GO	2.375%	4/1/27	1,205	1,171
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	2.350%	5/1/25	10,000	10,000
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	2.500%	5/1/25	2,600	2,600
	West De Pere School District GO	3.000%	4/1/32	2,885	2,674
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/25	2,705	2,705
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	685	711
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	1,280	1,328
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	9,360	9,713
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	225	231
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/45	4,650	1,671
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	801
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	609
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	3,151
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/26	4,010	4,105
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/27	2,275	2,372
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	2,585	2,687
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	1,325	1,377
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	850	915
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	660	720
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	3,585	3,963
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	3,775	4,211
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/33	1,710	1,918
144

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin GO	5.000%	11/1/25	325	325
	Wisconsin GO	5.000%	11/1/25	2,660	2,684
	Wisconsin GO	5.000%	5/1/26	5,795	5,914
	Wisconsin GO	5.000%	11/1/26	2,640	2,720
	Wisconsin GO	5.000%	11/1/26	1,030	1,061
	Wisconsin GO	5.000%	5/1/27	1,480	1,480
	Wisconsin GO	5.000%	5/1/27	8,695	9,045
	Wisconsin GO	5.000%	5/1/27	11,280	11,734
	Wisconsin GO	5.000%	11/1/27	2,125	2,209
	Wisconsin GO	5.000%	11/1/27	7,260	7,548
	Wisconsin GO	5.000%	11/1/28	4,850	5,036
	Wisconsin GO	5.000%	11/1/28	6,480	6,729
	Wisconsin GO	5.000%	5/1/29	1,000	1,074
	Wisconsin GO	5.000%	5/1/30	885	964
	Wisconsin GO	5.000%	5/1/30	12,000	13,072
	Wisconsin GO	5.000%	5/1/31	300	331
	Wisconsin GO	5.000%	5/1/32	825	921
	Wisconsin GO	5.000%	5/1/33	1,225	1,380
	Wisconsin GO	5.000%	5/1/34	2,685	3,006
	Wisconsin GO	5.000%	5/1/35	3,715	4,136
	Wisconsin GO	5.000%	5/1/36	1,275	1,438
	Wisconsin GO	5.000%	5/1/36	10,070	11,253
	Wisconsin GO	5.000%	5/1/37	2,420	2,661
	Wisconsin GO	5.000%	5/1/38	5,500	6,109
	Wisconsin GO	4.000%	5/1/39	2,350	2,333
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	6,455	5,829
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,508
					252,638
Wyoming (0.0%)
[3]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	7,000	6,383
Total Tax-Exempt Municipal Bonds (Cost $39,314,376)					38,069,133
145

Tax-Exempt Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Investment Company (1.0%)
[15]	Vanguard Municipal Low Duration Fund (Cost $364,336)	3.218%	36,433,661	364,336
Total Investments (100.2%) (Cost $39,678,712)				38,433,469
Other Assets and Liabilities—Net (-0.2%)				(60,078)
Net Assets (100%)				38,373,391
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $7,705, representing 0.0% of net assets.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
146

Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $39,314,376)	38,069,133
Affiliated Issuers (Cost $364,336)	364,336
Total Investments in Securities	38,433,469
Investment in Vanguard	1,052
Receivables for Investment Securities Sold	1,422
Receivables for Accrued Income	500,544
Receivables for Capital Shares Issued	5,994
Total Assets	38,942,481
Liabilities
Due to Custodian	1,466
Payables for Investment Securities Purchased	557,126
Payables for Capital Shares Redeemed	7,074
Payables for Distributions	2,918
Payables to Vanguard	506
Total Liabilities	569,090
Net Assets	38,373,391
At April 30, 2025, net assets consisted of:

Paid-in Capital	39,742,264
Total Distributable Earnings (Loss)	(1,368,873)
Net Assets	38,373,391

ETF Shares—Net Assets
Applicable to 729,227,170 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,792,234
Net Asset Value Per Share—ETF Shares	$49.08

Admiral™ Shares—Net Assets
Applicable to 131,788,702 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,581,157
Net Asset Value Per Share—Admiral Shares	$19.59

See accompanying Notes, which are an integral part of the Financial Statements.
147

Tax-Exempt Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1]	639,570
Total Income	639,570
Expenses
The Vanguard Group—Note B
Investment Advisory Services	577
Management and Administrative—ETF Shares	4,018
Management and Administrative—Admiral Shares	874
Marketing and Distribution—ETF Shares	1,261
Marketing and Distribution—Admiral Shares	102
Custodian Fees	76
Shareholders’ Reports and Proxy Fees—ETF Shares	996
Shareholders’ Reports and Proxy Fees—Admiral Shares	21
Trustees’ Fees and Expenses	10
Other Expenses	320
Total Expenses	8,255
Expenses Paid Indirectly	(60)
Net Expenses	8,195
Net Investment Income	631,375
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(50,492)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(897,418)
Net Increase (Decrease) in Net Assets Resulting from Operations	(316,535)
1	Interest income from an affiliated company of the fund was $3,236. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.
2	Includes $25,476 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
148

Tax-Exempt Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	631,375	1,109,996
Realized Net Gain (Loss)	(50,492)	12,224
Change in Unrealized Appreciation (Depreciation)	(897,418)	1,850,144
Net Increase (Decrease) in Net Assets Resulting from Operations	(316,535)	2,972,364
Distributions
ETF Shares	(573,903)	(996,631)
Admiral Shares	(42,449)	(77,134)
Total Distributions	(616,352)	(1,073,765)
Capital Share Transactions
ETF Shares	1,455,832	5,224,013
Admiral Shares	(28,268)	418,862
Net Increase (Decrease) from Capital Share Transactions	1,427,564	5,642,875
Total Increase (Decrease)	494,677	7,541,474
Net Assets
Beginning of Period	37,878,714	30,337,240
End of Period	38,373,391	37,878,714

See accompanying Notes, which are an integral part of the Financial Statements.
149

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$50.28	$47.36	$47.58	$54.63	$54.17	$53.52
Investment Operations
Net Investment Income[1]	.821	1.594	1.423	1.009	.937	1.129
Net Realized and Unrealized Gain (Loss) on Investments	(1.220)	2.877	(.282)	(7.119)	.467	.660
Total from Investment Operations	(.399)	4.471	1.141	(6.110)	1.404	1.789
Distributions
Dividends from Net Investment Income	(.801)	(1.551)	(1.361)	(.940)	(.944)	(1.139)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.801)	(1.551)	(1.361)	(.940)	(.944)	(1.139)
Net Asset Value, End of Period	$49.08	$50.28	$47.36	$47.58	$54.63	$54.17
Total Return	-0.82%	9.50%	2.31%	-11.30%	2.60%	3.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,792	$35,204	$28,209	$20,759	$14,139	$9,397
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.05%[2]	0.05%[2]	0.05%[2]	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.31%	3.17%	2.87%	1.97%	1.70%	2.10%
Portfolio Turnover Rate[3]	10%	19%	23%	23%	11%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%, 0.05%, 0.05%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
150

Tax-Exempt Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.07	$18.90	$19.00	$21.83	$21.64	$21.38
Investment Operations
Net Investment Income[1]	.325	.630	.562	.402	.366	.444
Net Realized and Unrealized Gain (Loss) on Investments	(.486)	1.157	(.115)	(2.856)	.188	.259
Total from Investment Operations	(.161)	1.787	.447	(2.454)	.554	.703
Distributions
Dividends from Net Investment Income	(.319)	(.617)	(.547)	(.376)	(.364)	(.443)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.319)	(.617)	(.547)	(.376)	(.364)	(.443)
Net Asset Value, End of Period	$19.59	$20.07	$18.90	$19.00	$21.83	$21.64
Total Return[2]	-0.82%	9.49%	2.26%	-11.34%	2.56%	3.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,581	$2,675	$2,128	$1,714	$908	$601
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.27%	3.13%	2.83%	1.97%	1.66%	2.06%
Portfolio Turnover Rate[4]	10%	19%	23%	23%	11%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees. Effective February 27, 2020, the fund no longer assessed transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.09%, 0.09%, and 0.09%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
151

Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $1,052,000, representing less than 0.01% of the fund’s net assets and 0.42% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $60,000 (an annual rate of less than 0.01% of average net assets).
152

Tax-Exempt Bond Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	38,069,133	—	38,069,133
Temporary Cash Investments	364,336	—	—	364,336
Total	364,336	38,069,133	—	38,433,469
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,686,919
Gross Unrealized Appreciation	65,133
Gross Unrealized Depreciation	(1,318,583)
Net Unrealized Appreciation (Depreciation)	(1,253,450)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $193,373,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2025, the fund purchased $7,518,724,000 of investment securities and sold $3,898,112,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,859,870,000 and $4,318,073,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2025, such purchases were $312,035,000 and sales were $359,555,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	6,091,881	122,008	10,099,019	201,463
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,636,049)	(92,950)	(4,875,006)	(96,900)
Net Increase (Decrease)—ETF Shares	1,455,832	29,058	5,224,013	104,563
Admiral Shares
Issued	594,604	29,883	1,099,868	54,753
Issued in Lieu of Cash Distributions	25,350	1,269	45,222	2,246
Redeemed	(648,222)	(32,648)	(726,228)	(36,300)
Net Increase (Decrease)—Admiral Shares	(28,268)	(1,496)	418,862	20,699
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
153

Tax-Exempt Bond Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q14912 062025
154

Financial Statements
For the six-months ended April 30, 2025
Vanguard Intermediate-Term Tax-Exempt Bond ETF

Contents
Financial Statements	1

Intermediate-Term Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.7%)
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	100	110
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/35	35	40
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	125	126
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	75	77
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	250	261
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	50	50
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	215	221
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	185	197
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	65	70
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	200	219
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	50	54
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	250	270
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	240	257
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	380	379
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	375	363
Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	125	123
Jefferson County AL Sewer Revenue	5.000%	10/1/30	50	54
Jefferson County AL Sewer Revenue	5.000%	10/1/31	140	151
Jefferson County AL Sewer Revenue	5.000%	10/1/32	150	162
Jefferson County AL Sewer Revenue	5.250%	10/1/41	200	208
Jefferson County AL Sewer Revenue	5.250%	10/1/42	200	208
University of Alabama College & University Revenue	3.500%	7/1/42	105	88
Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/41	25	24
				3,712
Arizona (1.3%)
Arizona Board of Regents College & University Revenue	5.000%	7/1/42	55	56
Arizona COP, ETM	5.000%	10/1/25	55	55
Arizona COP, ETM	5.000%	10/1/26	220	226
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	455	456
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	105	107
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	170	183
Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	35	35
Arizona IDA Charter School Aid Revenue	5.000%	11/1/29	50	52
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	215	215
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	500	515
Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/41	15	15
Mesa AZ Utility System Water Revenue	4.000%	7/1/32	35	35
Mesa AZ Utility System Water Revenue	4.000%	7/1/34	65	65
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	100	100
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	75	77
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	250	258
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	310	314
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	200	200
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/44	295	270
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	295	306
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	105	108
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	215	222
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/32	255	284
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/33	85	85
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/34	215	215
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	200	200
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	500	501
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/45	225	239
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	50	51
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/27	130	134
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	50	53
1

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	110	116
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/30	105	110
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	100	104
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	35	36
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	100	111
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/33	120	125
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/33	100	113
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	250	284
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	55	58
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/44	65	69
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/45	50	47
					6,805
California (15.6%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	100	101
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/26	300	302
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/25	120	121
[1]	Alvord Unified School District GO	0.000%	8/1/36	35	22
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/36	100	67
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	100	110
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	150	167
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	425	429
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	75	75
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/34	130	149
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	125	115
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	125	125
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/40	100	110
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/44	150	160
	Beverly Hills CA Unified School District GO	3.000%	8/1/44	80	64
	California Department of Water Resources Water Revenue	5.000%	12/1/27	45	48
	California Department of Water Resources Water Revenue	5.000%	12/1/29	70	72
	California Department of Water Resources Water Revenue	4.000%	12/1/34	255	255
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	25	27
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	125	144
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	185	205
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	225	249
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/32	75	84
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/35	170	193
	California GO	5.000%	8/1/25	215	216
	California GO	5.000%	8/1/25	150	151
	California GO	5.000%	9/1/25	15	15
	California GO	5.000%	9/1/25	50	50
	California GO	5.000%	10/1/25	110	111
	California GO	5.000%	10/1/25	50	50
	California GO	5.000%	11/1/25	70	71
	California GO	3.000%	3/1/26	40	40
	California GO	5.000%	4/1/26	50	51
	California GO	3.875%	8/1/26	250	252
	California GO	5.000%	8/1/26	60	62
	California GO	5.000%	8/1/26	55	56
	California GO	5.000%	8/1/26	100	102
	California GO	5.000%	8/1/26	1,000	1,024
	California GO	4.000%	9/1/26	250	253
	California GO	5.000%	9/1/26	75	77
	California GO	5.000%	9/1/26	150	154
	California GO	5.000%	9/1/26	30	31
	California GO	5.000%	9/1/26	135	139
	California GO	5.000%	12/1/26	500	515
	California GO	5.000%	4/1/27	110	114
	California GO	3.500%	8/1/27	130	131
2

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/27	285	292
California GO	5.000%	8/1/27	500	522
California GO	5.000%	8/1/27	100	104
California GO	4.000%	9/1/27	500	511
California GO	5.000%	9/1/27	90	92
California GO	5.000%	9/1/27	120	125
California GO	5.000%	10/1/27	155	162
California GO	5.000%	11/1/27	445	466
California GO	5.000%	11/1/27	590	618
California GO	5.000%	12/1/27	440	462
California GO	5.000%	4/1/28	90	95
California GO	5.000%	8/1/28	185	189
California GO	5.000%	8/1/28	55	57
California GO	5.000%	8/1/28	35	37
California GO	5.000%	8/1/28	75	80
California GO	5.000%	9/1/28	40	41
California GO	5.000%	9/1/28	40	41
California GO	5.000%	9/1/28	15	16
California GO	3.000%	10/1/28	75	74
California GO	5.000%	10/1/28	55	59
California GO	5.000%	10/1/28	110	117
California GO	5.000%	11/1/28	50	52
California GO	5.000%	12/1/28	20	21
California GO	3.000%	3/1/29	215	211
California GO	3.000%	3/1/29	70	69
California GO	5.000%	4/1/29	235	252
California GO	5.000%	4/1/29	35	38
California GO	3.000%	8/1/29	100	98
California GO	5.000%	8/1/29	45	46
California GO	3.000%	9/1/29	60	59
California GO	5.000%	9/1/29	425	435
California GO	5.000%	9/1/29	295	318
California GO	5.000%	10/1/29	525	557
California GO	5.000%	10/1/29	240	259
California GO	5.000%	11/1/29	100	104
California GO	5.000%	11/1/29	20	22
California GO	5.000%	3/1/30	250	271
California GO	5.000%	4/1/30	155	168
California GO	5.000%	4/1/30	155	168
California GO	5.000%	8/1/30	1,000	1,019
California GO	5.000%	8/1/30	60	62
California GO	5.000%	8/1/30	35	38
California GO	5.000%	9/1/30	130	131
California GO	5.000%	9/1/30	265	290
California GO	5.000%	9/1/30	100	109
California GO	5.000%	9/1/30	195	213
California GO	5.000%	10/1/30	230	247
California GO	5.000%	10/1/30	130	138
California GO	5.000%	10/1/30	60	66
California GO	5.000%	10/1/30	75	82
California GO	5.000%	11/1/30	150	156
California GO	5.000%	11/1/30	370	405
California GO	5.000%	12/1/30	305	335
California GO	5.000%	3/1/31	295	320
California GO	5.000%	4/1/31	60	66
California GO	5.000%	8/1/31	100	111
California GO	5.000%	8/1/31	70	77
California GO	5.000%	8/1/31	100	111
California GO	3.250%	9/1/31	100	97
California GO	5.000%	9/1/31	135	149
California GO	5.000%	9/1/31	100	111
California GO	5.000%	9/1/31	95	105
California GO	5.000%	9/1/31	300	332
California GO	5.000%	9/1/31	200	221
California GO	5.000%	10/1/31	100	107
California GO	5.000%	12/1/31	55	61
California GO	5.000%	3/1/32	100	111
California GO	5.000%	8/1/32	35	35
California GO	5.000%	8/1/32	110	114
California GO	5.000%	8/1/32	300	335
3

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California GO	5.250%	8/1/32	305	341
	California GO	5.000%	9/1/32	125	126
	California GO	5.000%	9/1/32	100	102
	California GO	5.000%	9/1/32	65	73
	California GO	5.000%	9/1/32	800	894
	California GO	5.000%	9/1/32	55	61
	California GO	5.000%	10/1/32	135	148
	California GO	5.000%	10/1/32	120	132
	California GO	5.000%	11/1/32	65	68
	California GO	5.000%	4/1/33	160	170
	California GO	5.000%	4/1/33	75	83
	California GO	5.000%	4/1/33	15	17
	California GO	4.000%	8/1/33	300	300
	California GO	5.000%	8/1/33	200	203
	California GO	5.000%	8/1/33	65	73
	California GO	5.000%	9/1/33	40	45
	California GO	3.000%	10/1/33	100	96
	California GO	4.000%	10/1/33	100	103
	California GO	4.000%	11/1/33	10	10
	California GO	4.000%	9/1/34	300	310
	California GO	5.000%	9/1/34	500	568
	California GO	4.000%	10/1/34	350	358
	California GO	5.000%	10/1/34	250	279
	California GO	5.000%	12/1/34	10	11
	California GO	5.000%	3/1/35	30	32
	California GO	5.000%	3/1/35	200	214
	California GO	5.000%	3/1/35	80	91
	California GO	5.000%	8/1/35	100	113
	California GO	3.000%	9/1/35	50	46
	California GO	4.000%	9/1/35	245	243
	California GO	5.000%	9/1/35	75	76
	California GO	5.000%	9/1/35	150	166
	California GO	5.000%	9/1/35	215	242
	California GO	4.000%	11/1/35	40	40
	California GO	4.000%	11/1/35	125	126
	California GO	5.000%	12/1/35	55	59
	California GO	4.000%	3/1/36	340	339
	California GO	5.000%	3/1/36	60	64
	California GO	5.000%	4/1/36	275	289
	California GO	4.000%	8/1/36	40	40
	California GO	4.000%	8/1/36	100	101
	California GO	5.000%	8/1/36	50	51
	California GO	3.000%	9/1/36	35	31
	California GO	4.000%	9/1/36	50	49
	California GO	4.000%	9/1/36	10	10
	California GO	5.000%	9/1/36	35	36
	California GO	5.000%	9/1/36	15	16
	California GO	5.000%	9/1/36	500	547
	California GO	3.000%	10/1/36	50	45
	California GO	4.000%	10/1/36	275	272
	California GO	5.000%	10/1/36	300	330
	California GO	5.000%	11/1/36	125	134
	California GO	4.000%	3/1/37	150	149
	California GO	5.000%	4/1/37	55	58
	California GO	4.000%	8/1/37	25	25
	California GO	5.000%	8/1/37	65	68
	California GO	5.000%	8/1/37	250	278
	California GO	4.000%	9/1/37	240	237
	California GO	5.000%	9/1/37	15	17
	California GO	3.000%	10/1/37	440	392
	California GO	4.000%	10/1/37	200	200
	California GO	5.000%	10/1/37	125	135
	California GO	4.000%	11/1/37	230	227
	California GO	5.000%	11/1/37	125	136
	California GO	5.000%	8/1/38	15	15
	California GO	5.000%	8/1/39	140	154
	California GO	5.000%	9/1/39	150	162
	California GO	4.000%	10/1/39	500	492
	California GO	4.000%	10/1/39	205	202
	California GO	5.000%	11/1/39	40	42
4

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	11/1/40	30	29
California GO	5.000%	9/1/41	15	16
California GO	4.000%	10/1/41	30	29
California GO	5.000%	10/1/41	80	84
California GO	4.000%	4/1/42	180	175
California GO	5.000%	4/1/42	100	102
California GO	5.000%	10/1/42	20	21
California GO	5.000%	10/1/42	175	187
California GO	5.000%	11/1/42	220	234
California GO	4.000%	2/1/43	50	48
California GO	4.000%	9/1/43	250	243
California GO	4.000%	9/1/43	125	121
California GO	5.000%	9/1/43	380	406
California GO	2.375%	12/1/43	215	153
California GO	3.000%	12/1/43	25	20
California GO	4.000%	8/1/44	400	388
California GO	5.250%	8/1/44	85	93
California GO	4.000%	10/1/44	85	82
California GO	4.125%	3/1/45	65	64
California GO	5.000%	3/1/45	500	534
California GO	5.000%	4/1/45	30	31
California GO, Prere.	5.000%	3/1/30	5	5
California GO, Prere.	5.000%	3/1/30	5	5
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	300	307
California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	10	10
California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/43	50	51
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	405	406
California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	210	210
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	170	174
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	70	72
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	15	16
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	220	235
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	130	142
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	130	143
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	175	193
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	110	122
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	300	330
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/40	150	162
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/41	110	118
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	25	27
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	30	32
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	65	69
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	250	256
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	115	120
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/29	265	286
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/30	135	148
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	130	144
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	210	234
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/32	140	156
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/34	200	226
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	55	56
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/36	200	223
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	30	33
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	50	55
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/39	300	265
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/45	55	58
California State University College & University Revenue	5.000%	11/1/25	45	45
California State University College & University Revenue	5.000%	11/1/26	50	51
California State University College & University Revenue	5.000%	11/1/26	170	174
California State University College & University Revenue	5.000%	11/1/27	10	10
California State University College & University Revenue	5.000%	11/1/27	10	10
California State University College & University Revenue	5.000%	11/1/28	20	21
California State University College & University Revenue	5.000%	11/1/29	65	66
California State University College & University Revenue	5.000%	11/1/31	65	65
California State University College & University Revenue	5.000%	11/1/31	30	31
California State University College & University Revenue	5.000%	11/1/32	475	477
California State University College & University Revenue	5.000%	11/1/32	10	10
California State University College & University Revenue	5.000%	11/1/41	100	101
California State University College & University Revenue	5.000%	11/1/42	100	101
5

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	4.000%	11/1/43	30	28
	California State University College & University Revenue	5.000%	11/1/43	370	371
	California State University College & University Revenue PUT	3.125%	11/1/26	75	75
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	250	250
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	300	300
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	580	581
	Coast Community College District GO	0.000%	8/1/43	200	88
	Coast Community College District GO, Prere.	4.000%	8/15/25	85	85
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	810	845
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	105	109
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	95	95
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	40	42
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	25	25
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	85	85
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/26	145	145
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/26	225	230
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	292
	Foothill-De Anza Community College District GO	4.000%	8/1/40	145	142
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	100	114
	Fremont Union High School District GO	4.000%	8/1/40	35	33
[2]	Hayward Unified School District GO	4.000%	8/1/43	115	108
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	155	156
	Los Angeles CA Community College District GO	5.000%	8/1/25	15	15
	Los Angeles CA Community College District GO	5.000%	8/1/25	10	10
	Los Angeles CA Community College District GO	5.000%	8/1/27	50	52
	Los Angeles CA Community College District GO	5.000%	8/1/32	195	221
	Los Angeles CA Community College District GO	4.000%	8/1/37	25	25
	Los Angeles CA Community College District GO	3.000%	8/1/39	100	86
	Los Angeles CA Unified School District COP	5.000%	10/1/33	15	17
	Los Angeles CA Unified School District COP	5.000%	10/1/34	300	332
	Los Angeles CA Unified School District COP	5.000%	10/1/35	300	330
	Los Angeles CA Unified School District GO	5.000%	7/1/25	660	662
	Los Angeles CA Unified School District GO	5.000%	7/1/26	100	102
	Los Angeles CA Unified School District GO	5.000%	7/1/28	410	432
	Los Angeles CA Unified School District GO	5.000%	7/1/29	100	108
	Los Angeles CA Unified School District GO	5.000%	7/1/29	100	108
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/29	250	270
	Los Angeles CA Unified School District GO	5.000%	7/1/30	100	102
	Los Angeles CA Unified School District GO	5.000%	7/1/30	495	542
	Los Angeles CA Unified School District GO	5.000%	7/1/30	150	164
	Los Angeles CA Unified School District GO	3.000%	7/1/31	295	284
	Los Angeles CA Unified School District GO	4.000%	7/1/31	25	26
	Los Angeles CA Unified School District GO	5.000%	7/1/32	100	112
	Los Angeles CA Unified School District GO	4.000%	7/1/33	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/34	320	363
	Los Angeles CA Unified School District GO	4.000%	7/1/35	150	149
	Los Angeles CA Unified School District GO	5.000%	7/1/36	100	112
	Los Angeles CA Unified School District GO	4.000%	7/1/38	205	206
	Los Angeles CA Unified School District GO	4.000%	7/1/38	30	30
	Los Angeles CA Unified School District GO	5.000%	7/1/38	15	15
	Los Angeles CA Unified School District GO	5.000%	7/1/39	250	275
	Los Angeles CA Unified School District GO	4.000%	7/1/40	140	138
	Los Angeles CA Unified School District GO	5.000%	7/1/40	155	155
	Los Angeles CA Unified School District GO	5.000%	7/1/40	225	245
	Los Angeles CA Unified School District GO	5.000%	7/1/41	100	109
	Los Angeles CA Unified School District GO	5.000%	7/1/42	175	188
	Los Angeles CA Unified School District GO	5.250%	7/1/42	300	308
	Los Angeles CA Unified School District GO	4.000%	7/1/44	370	348
	Los Angeles CA Unified School District GO	5.000%	7/1/44	100	107
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	600	601
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	125	128
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	100	109
[3]	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/41	250	270
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/44	500	500
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/34	10	12
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	40	41
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/27	275	288
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	40	43
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	55	60
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	15	16
6

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	10	11
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	15	15
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	60	65
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	50	52
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	75	77
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	175	189
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	200	202
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	40	42
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	200	207
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	95	97
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	55	56
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	495	508
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	45	43
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	10	9
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	30	32
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	85	91
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	10	11
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	35	37
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	255	266
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	115	120
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	110	114
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	200	211
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	40	40
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	25	25
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	35	37
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	160	169
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	35	37
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	170	181
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	60	62
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	5	5
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	20	20
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	155	166
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	20	20
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	205	215
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	100	106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	60	63
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	250	261
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	85	87
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	185	189
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	15	16
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	195	199
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	50	50
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	65	66
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	200	203
7

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	200	213
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	25	27
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	110	112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	60	62
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	50	53
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	40	41
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	65	66
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	125	128
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	160	164
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	70	70
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	85	86
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	35	36
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	60	60
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	250	251
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	140	142
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	15	15
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	435	445
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	20	20
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	15	15
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	250	246
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/25	110	110
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	250	247
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	250	250
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	90	96
	Mount San Antonio Community College District GO	5.875%	8/1/28	30	32
	Mount San Antonio Community College District GO	5.000%	8/1/44	30	31
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	75	72
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	15	14
[5]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	200	112
	Orange County Water District Water Revenue	4.000%	8/15/41	60	59
	Palo Alto Unified School District GO	3.250%	8/1/42	125	108
	Peralta Community College District GO	4.000%	8/1/39	415	416
	Poway Unified School District GO	0.000%	8/1/34	220	157
	Poway Unified School District GO	0.000%	8/1/37	300	184
	Poway Unified School District GO	0.000%	8/1/40	390	203
	Rio Hondo CA Community College District GO	6.625%	8/1/42	100	122
	Rio Hondo CA Community College District GO	6.850%	8/1/42	50	62
	Riverside Unified School District GO	4.000%	8/1/42	250	236
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	100	101
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	175	176
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	65	68
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/40	55	57
	San Diego CA Unified School District GO	5.000%	7/1/25	465	466
[1]	San Diego CA Unified School District GO	5.500%	7/1/27	225	238
	San Diego CA Unified School District GO	4.000%	7/1/29	70	71
	San Diego CA Unified School District GO	0.000%	7/1/30	115	97
	San Diego CA Unified School District GO	5.000%	7/1/34	150	172
	San Diego CA Unified School District GO	0.000%	7/1/41	100	51
	San Diego CA Unified School District GO	5.000%	7/1/41	100	114
	San Diego CA Unified School District GO	3.125%	7/1/42	15	13
	San Diego CA Unified School District GO	4.000%	7/1/44	80	76
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/40	150	152
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	20	20
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	50	56
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	100	101
	San Diego County Water Authority Water Revenue	4.000%	5/1/33	105	109
	San Diego County Water Authority Water Revenue	4.000%	5/1/34	150	155
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	250	251
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/26	20	20
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	35	36
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	185	186
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	50	51
	San Dieguito Union High School District GO	4.000%	2/1/40	550	551
8

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	500
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	50	50
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	50	48
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	150	142
	San Francisco CA City & County GO	5.000%	6/15/25	135	135
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	140	140
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	80	82
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	200	211
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	285	293
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	200	224
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	200	227
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	200	229
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	100	112
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/44	40	42
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	50	54
[6]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/36	160	101
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/34	150	155
	San Juan Unified School District GO	3.000%	8/1/26	85	85
[6]	San Mateo County Community College District GO	0.000%	9/1/32	50	39
[6]	San Mateo County Community College District GO	0.000%	9/1/36	100	65
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	285	290
[4]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	80	82
	Santa Clara County CA GO	3.375%	8/1/37	25	22
	Santa Clara County CA GO	3.500%	8/1/38	15	13
	Santa Clara County CA GO	3.250%	8/1/39	60	54
	Santa Clara Unified School District GO	3.250%	7/1/44	105	86
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/26	140	143
	Santa Clara Valley Water District (Water Utility System Improvement Projects) COP	4.000%	6/1/26	335	339
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/26	245	251
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/29	5	5
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/30	15	16
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	40	40
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	530	540
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	250	115
	University of California College & University Revenue	5.000%	5/15/25	35	35
	University of California College & University Revenue	5.000%	5/15/26	70	72
	University of California College & University Revenue	5.000%	5/15/27	75	78
	University of California College & University Revenue	5.000%	5/15/28	160	160
	University of California College & University Revenue	5.000%	5/15/28	385	400
	University of California College & University Revenue	5.000%	5/15/28	250	265
	University of California College & University Revenue	5.000%	5/15/29	20	21
	University of California College & University Revenue	5.000%	5/15/29	55	59
	University of California College & University Revenue	5.000%	5/15/29	250	270
	University of California College & University Revenue	5.000%	5/15/29	210	226
	University of California College & University Revenue	5.000%	5/15/30	535	584
	University of California College & University Revenue	5.000%	5/15/31	150	166
	University of California College & University Revenue	5.000%	5/15/32	65	67
	University of California College & University Revenue	5.000%	5/15/32	250	279
	University of California College & University Revenue	5.000%	5/15/33	400	449
	University of California College & University Revenue	5.000%	5/15/34	100	112
	University of California College & University Revenue	5.000%	5/15/34	110	124
	University of California College & University Revenue	5.000%	5/15/34	250	282
	University of California College & University Revenue	5.000%	5/15/35	150	168
	University of California College & University Revenue	5.000%	5/15/35	150	168
	University of California College & University Revenue	5.000%	5/15/35	400	452
	University of California College & University Revenue	5.000%	5/15/37	25	26
	University of California College & University Revenue	5.000%	5/15/37	35	38
	University of California College & University Revenue	5.000%	5/15/37	100	110
	University of California College & University Revenue	5.000%	5/15/37	400	445
	University of California College & University Revenue	5.000%	5/15/37	250	278
	University of California College & University Revenue	5.000%	5/15/38	90	99
	University of California College & University Revenue	5.000%	5/15/39	250	276
	University of California College & University Revenue	5.000%	5/15/39	250	276
	University of California College & University Revenue	5.000%	5/15/40	110	119
	University of California College & University Revenue	5.000%	5/15/41	25	27
	University of California College & University Revenue	5.000%	5/15/41	250	271
	University of California College & University Revenue	5.000%	5/15/42	25	26
	University of California College & University Revenue	5.000%	5/15/42	5	5
	University of California College & University Revenue	5.250%	5/15/42	350	357
9

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/43	80	83
	University of California College & University Revenue	5.000%	5/15/43	130	137
	University of California College & University Revenue	5.000%	5/15/43	415	441
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	395	395
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	650	650
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	925	926
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	470	477
	Ventura County Community College District GO	3.125%	8/1/31	60	59
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	200	207
	William S Hart Union High School District GO	3.500%	8/1/38	190	179
					82,510
Colorado (1.0%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	505	516
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	195	199
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	100	100
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/41	130	143
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/41	100	100
	Colorado COP	5.000%	12/15/30	55	58
	Colorado COP	5.000%	12/15/31	155	168
	Colorado COP	5.000%	12/15/31	70	77
	Colorado COP	5.000%	12/15/33	95	103
	Colorado COP	4.000%	12/15/35	105	104
	Colorado COP	3.000%	12/15/36	130	112
	Colorado COP	4.000%	12/15/36	60	60
	Colorado COP	4.000%	12/15/37	25	24
	Colorado COP	4.000%	12/15/37	40	39
	Colorado COP	5.000%	3/15/38	100	102
	Colorado COP	4.000%	12/15/38	135	130
	Colorado COP	6.000%	12/15/38	25	29
	Colorado COP	6.000%	12/15/39	250	287
	Colorado COP	6.000%	12/15/40	240	275
	Colorado COP	4.000%	3/15/44	110	101
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	155	156
	Denver City & County School District No. 1 GO	5.000%	12/1/25	115	116
	Denver City & County School District No. 1 GO	4.000%	12/1/26	90	90
	Denver City & County School District No. 1 GO	5.000%	12/1/37	50	51
	Denver City & County School District No. 1 GO	5.250%	12/1/38	500	565
	Denver City & County School District No. 1 GO	3.000%	12/1/43	200	156
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	100	102
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/43	40	38
	Denver CO City & County GO	5.000%	8/1/28	75	80
	Denver CO City & County GO	5.000%	8/1/29	230	249
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/44	190	191
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	5.000%	8/1/41	120	121
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	100	107
[6]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	50	44
	Regional Transportation District COP	4.000%	6/1/40	120	120
	Regional Transportation District Sales Tax Revenue	2.000%	11/1/41	10	6
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	95	101
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	180	195
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	80	87
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	60	62
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	30	31
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	100	103
					5,498
Connecticut (2.8%)
	Connecticut GO	5.000%	5/15/25	110	110
	Connecticut GO	5.000%	9/15/25	275	277
	Connecticut GO	5.000%	11/15/25	150	151
	Connecticut GO	4.000%	1/15/26	75	75
	Connecticut GO	5.000%	1/15/26	70	71
	Connecticut GO	5.000%	4/15/26	265	270
	Connecticut GO	5.000%	11/15/26	220	226
	Connecticut GO	5.000%	11/15/26	170	175
[3]	Connecticut GO	5.000%	12/1/26	155	159
	Connecticut GO	4.000%	1/15/27	65	66
	Connecticut GO	5.000%	1/15/27	80	83
[3]	Connecticut GO	5.000%	3/15/27	150	155
	Connecticut GO	5.000%	4/15/27	120	124
10

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	6/15/27	100	104
	Connecticut GO	5.000%	11/15/27	535	560
	Connecticut GO	5.000%	11/15/27	200	209
	Connecticut GO	4.000%	1/15/28	185	189
	Connecticut GO	4.000%	1/15/28	45	46
	Connecticut GO	4.000%	1/15/29	100	103
	Connecticut GO	4.000%	1/15/29	115	118
	Connecticut GO	5.000%	1/15/29	100	107
	Connecticut GO	4.000%	1/15/30	190	196
	Connecticut GO	4.000%	1/15/30	275	283
[3]	Connecticut GO	5.000%	3/15/30	150	163
	Connecticut GO	5.000%	11/15/30	60	66
	Connecticut GO	4.000%	1/15/31	50	52
	Connecticut GO	4.000%	1/15/31	245	253
	Connecticut GO	5.000%	1/15/31	140	151
[3]	Connecticut GO	5.000%	3/15/31	150	165
	Connecticut GO	5.000%	9/15/31	190	210
	Connecticut GO	4.000%	1/15/32	35	36
[3]	Connecticut GO	5.000%	3/15/32	250	277
	Connecticut GO	5.000%	4/15/32	575	610
	Connecticut GO	5.000%	6/15/32	50	50
	Connecticut GO	3.000%	10/15/32	70	66
	Connecticut GO	5.000%	11/15/32	25	28
	Connecticut GO	4.000%	1/15/33	100	103
	Connecticut GO	4.000%	1/15/33	25	25
	Connecticut GO	5.000%	1/15/33	165	185
[3]	Connecticut GO	5.000%	3/15/33	150	168
	Connecticut GO	5.000%	4/15/33	40	42
	Connecticut GO	4.000%	6/15/34	25	25
	Connecticut GO	5.000%	11/15/34	200	226
	Connecticut GO	4.000%	3/15/35	30	30
	Connecticut GO	5.000%	6/15/35	70	70
	Connecticut GO	4.000%	1/15/36	40	41
[3]	Connecticut GO	5.000%	3/15/36	100	112
	Connecticut GO	3.000%	1/15/37	130	114
	Connecticut GO	4.000%	4/15/37	65	64
	Connecticut GO	5.000%	1/15/38	400	436
	Connecticut GO	4.000%	1/15/41	95	93
	Connecticut GO	5.000%	11/15/41	100	106
[3]	Connecticut GO	5.000%	3/15/42	100	107
	Connecticut GO	3.000%	11/15/42	140	113
[3]	Connecticut GO	5.000%	3/15/45	100	105
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	420	421
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	65	65
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	135	136
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	525	537
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	800	818
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	180	187
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	100	104
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	250	260
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	65	68
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	110	115
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	145	153
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	170	180
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	405	414
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	45	48
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	75	79
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	85	92
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	75	81
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	15	16
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	300	326
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	110	120
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	200	220
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	25	28
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	280	308
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	50	55
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	45	49
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	200	222
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	110	120
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	60	64
11

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	8/1/35	170	170
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	100	100
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	130	130
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	110	110
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	75	77
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	225	223
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	20	21
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/40	250	271
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/43	135	145
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	107
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	50	57
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/41	45	43
[5]	New Haven CT GO	5.000%	8/1/32	160	174
					15,063
Delaware (0.2%)
	Delaware GO	5.000%	1/1/27	110	114
	Delaware GO	5.000%	1/1/28	210	221
	Delaware GO	5.000%	3/1/29	130	140
	Delaware GO	5.000%	3/1/31	200	221
	Delaware GO	5.000%	3/1/32	100	112
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	50	55
					863
District of Columbia (1.9%)
	District of Columbia Appropriations Revenue	5.000%	12/1/34	100	106
	District of Columbia College & University Revenue	5.000%	4/1/33	50	51
	District of Columbia GO	5.000%	6/1/25	160	160
	District of Columbia GO	5.000%	6/1/26	175	179
	District of Columbia GO	5.000%	12/1/27	310	325
	District of Columbia GO	5.000%	6/1/29	370	397
	District of Columbia GO	5.000%	10/15/29	165	176
	District of Columbia GO	5.000%	12/1/29	95	103
	District of Columbia GO	5.000%	6/1/30	25	27
	District of Columbia GO	5.000%	8/1/30	200	217
	District of Columbia GO	5.000%	10/15/30	70	75
	District of Columbia GO	5.000%	10/15/31	45	48
	District of Columbia GO	5.000%	12/1/32	160	178
	District of Columbia GO	5.000%	6/1/33	45	46
	District of Columbia GO	5.000%	8/1/33	55	61
	District of Columbia GO	5.000%	6/1/34	230	236
	District of Columbia GO	5.000%	8/1/34	200	224
	District of Columbia GO	5.000%	10/15/34	140	147
	District of Columbia GO	5.000%	2/1/35	160	172
	District of Columbia GO	5.000%	6/1/36	90	92
	District of Columbia GO	4.000%	6/1/37	10	10
	District of Columbia GO	5.000%	8/1/37	50	55
	District of Columbia GO	5.000%	1/1/38	200	215
	District of Columbia GO	5.000%	8/1/38	50	54
	District of Columbia GO	5.000%	10/15/38	20	21
	District of Columbia GO	5.000%	8/1/39	50	54
	District of Columbia GO	5.000%	1/1/40	150	160
	District of Columbia GO	4.000%	6/1/41	45	41
	District of Columbia GO	5.000%	1/1/43	50	52
	District of Columbia GO	5.000%	10/15/44	315	321
	District of Columbia Income Tax Revenue	5.000%	10/1/26	115	118
	District of Columbia Income Tax Revenue	5.000%	12/1/28	240	256
	District of Columbia Income Tax Revenue	5.000%	3/1/29	200	214
	District of Columbia Income Tax Revenue	5.000%	10/1/29	125	135
	District of Columbia Income Tax Revenue	5.000%	12/1/29	100	108
	District of Columbia Income Tax Revenue	5.000%	10/1/31	55	61
	District of Columbia Income Tax Revenue	5.000%	10/1/31	130	143
	District of Columbia Income Tax Revenue	5.000%	3/1/32	75	80
	District of Columbia Income Tax Revenue	5.000%	7/1/32	55	61
	District of Columbia Income Tax Revenue	5.000%	3/1/33	350	372
	District of Columbia Income Tax Revenue	5.000%	12/1/33	45	50
	District of Columbia Income Tax Revenue	5.000%	3/1/35	165	174
	District of Columbia Income Tax Revenue	5.000%	3/1/36	500	525
	District of Columbia Income Tax Revenue	4.000%	3/1/37	165	161
	District of Columbia Income Tax Revenue	5.000%	3/1/37	50	53
	District of Columbia Income Tax Revenue	5.000%	10/1/37	20	22
12

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	12/1/37	85	91
	District of Columbia Income Tax Revenue	5.000%	7/1/39	140	149
	District of Columbia Income Tax Revenue	4.000%	3/1/40	75	71
	District of Columbia Income Tax Revenue	5.000%	5/1/40	105	112
	District of Columbia Income Tax Revenue	5.000%	7/1/42	25	26
	District of Columbia Income Tax Revenue	5.000%	3/1/44	50	51
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	60	68
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/35	200	224
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	250	270
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/43	55	56
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	85	41
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	135	121
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	250	260
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	45	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	80	88
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	50	54
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	160	162
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	150	148
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	400	390
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	100	104
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/43	155	119
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	95	89
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	95	99
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	165	168
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/37	290	294
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	70	70
					9,908
Florida (3.1%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	65	61
	Broward County FL School District COP	5.000%	7/1/26	55	55
	Broward County FL School District COP	5.000%	7/1/30	50	54
	Broward County FL School District COP	5.000%	7/1/31	65	70
	Broward County FL School District COP	5.000%	7/1/32	455	485
	Broward County FL School District COP	5.000%	7/1/33	355	378
	Broward County FL School District COP	5.000%	7/1/34	50	53
	Broward County FL School District COP	5.000%	7/1/35	95	103
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	185	175
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	160	164
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	175	178
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	65	68
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	195	206
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	190	191
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	75	83
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	85	91
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	100	113
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	50	45
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	150	147
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	100	101
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	70	68
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	35	35
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	80	82
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	85	81
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	165	165
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	55	52
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	125	115
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/44	205	208
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/44	440	447
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	50	51
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/26	400	405
[1]	Duval County Public Schools COP	5.000%	7/1/25	115	115
[1]	Duval County Public Schools COP	5.000%	7/1/28	185	195
[1]	Duval County Public Schools COP	5.000%	7/1/32	175	187
[1]	Duval County Public Schools COP	5.000%	7/1/33	125	133
[1]	Duval County Public Schools COP	5.000%	7/1/34	50	53
	Florida Department of Management Services COP	5.000%	11/1/27	100	105
	Florida Department of Management Services COP	5.000%	11/1/28	200	212
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	400	401
	Florida GO	5.000%	7/1/25	121	121
	Florida GO	5.000%	6/1/27	50	52
13

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida GO	5.000%	6/1/28	50	53
	Florida GO	5.000%	6/1/32	55	61
	Florida GO	5.000%	6/1/33	235	264
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	495	497
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	245	248
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	500	509
	Florida Lottery Revenue	5.000%	7/1/28	325	344
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	35	36
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/44	50	46
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	300	304
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	190	197
[5]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	335	361
[5]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	100	109
[5]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	80	88
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	105	108
[5]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	175	195
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/36	10	11
[5]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	95	105
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	500	501
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	145	153
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/41	70	73
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	100	103
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/44	100	104
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	175	176
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	10	11
	Miami-Dade County FL GO	5.000%	7/1/37	120	122
[5]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/44	170	68
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	255	260
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/40	150	144
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	110	103
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	255	260
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	30	28
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	150	151
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	130	136
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/32	125	140
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	25	25
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	100	99
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/38	10	10
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/39	95	83
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	35	34
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/40	560	466
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/43	50	39
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	280	260
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	90	84
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	95	88
	Miami-Dade County School Board COP	5.000%	2/1/29	70	71
	Miami-Dade County School Board COP	5.000%	2/1/30	25	25
	Miami-Dade County School Board COP	5.000%	5/1/30	105	112
	Miami-Dade County School Board COP	5.000%	2/1/31	60	61
	Miami-Dade County School Board COP	5.000%	5/1/31	200	217
	Miami-Dade County School Board COP	5.000%	5/1/32	50	50
	Miami-Dade County School Board COP	5.000%	5/1/32	45	49
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/43	50	47
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	125	125
	Orange County School Board COP	5.000%	8/1/32	25	28
	Orange County School Board COP	5.000%	8/1/33	195	216
	Orange County School Board COP, Prere.	5.000%	8/1/26	385	394
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/38	130	143
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/39	220	242
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	350	352
	Palm Beach County School District COP	5.000%	8/1/27	160	167
	Palm Beach County School District COP	5.000%	8/1/28	80	85
	Palm Beach County School District COP	5.000%	8/1/31	105	105
	Palm Beach County School District COP	5.000%	8/1/34	215	228
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	90	83
	South Florida Water Management District COP	5.000%	10/1/34	115	117
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/39	200	217
[6]	Tampa Bay Water Revenue, ETM	6.000%	10/1/29	120	132
					16,627
14

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia (1.4%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	10	10
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	200	217
	Atlanta GA GO	5.000%	12/1/40	35	38
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/25	50	50
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	200	221
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/33	200	224
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	15	16
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/43	100	85
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	15	15
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	530	530
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	350	357
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/35	55	56
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/41	175	186
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/42	35	24
	Georgia GO	5.000%	7/1/25	175	175
	Georgia GO	5.000%	2/1/26	70	71
	Georgia GO	3.000%	1/1/27	35	35
	Georgia GO	4.000%	1/1/27	205	209
	Georgia GO	5.000%	7/1/27	320	334
	Georgia GO	5.000%	8/1/27	130	136
	Georgia GO	5.000%	12/1/27	200	206
	Georgia GO	4.000%	1/1/28	65	67
	Georgia GO	5.000%	1/1/28	70	72
	Georgia GO	4.000%	7/1/28	130	134
	Georgia GO	5.000%	7/1/28	35	37
	Georgia GO	5.000%	7/1/28	270	287
	Georgia GO	5.000%	7/1/28	135	141
	Georgia GO	4.000%	1/1/29	65	65
	Georgia GO	5.000%	2/1/29	55	57
	Georgia GO	4.000%	7/1/29	15	16
	Georgia GO	5.000%	7/1/29	200	208
	Georgia GO	5.000%	7/1/29	70	74
	Georgia GO	5.000%	7/1/32	50	56
	Georgia GO	2.500%	2/1/33	100	91
	Georgia GO	5.000%	7/1/33	15	17
	Georgia GO	4.000%	7/1/35	90	91
	Georgia GO	4.000%	8/1/35	175	176
	Georgia GO	3.250%	7/1/37	30	28
	Georgia GO	4.000%	7/1/40	200	200
	Georgia GO	4.000%	7/1/42	15	15
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	55	51
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	165	179
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	50	49
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	145	148
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	55	57
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	180	194
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/31	110	120
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/32	60	65
	Gwinnett County School District GO	5.000%	8/1/25	70	70
	Gwinnett County School District GO	5.000%	8/1/26	180	185
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	125	141
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	290	313
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	230	251
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	155	174
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/38	100	100
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/41	530	509
					7,633
Hawaii (0.9%)
	Hawaii GO	5.000%	8/1/26	15	15
	Hawaii GO	5.000%	10/1/26	110	113
	Hawaii GO	5.000%	1/1/27	75	77
	Hawaii GO	5.000%	5/1/27	115	119
	Hawaii GO	5.000%	10/1/27	165	169
	Hawaii GO	5.000%	10/1/27	55	56
	Hawaii GO	5.000%	1/1/28	495	521
	Hawaii GO	5.000%	10/1/28	130	133
	Hawaii GO	4.000%	4/1/30	60	60
	Hawaii GO	4.000%	4/1/31	75	75
15

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hawaii GO	4.000%	10/1/31	55	55
	Hawaii GO	3.000%	4/1/32	225	211
	Hawaii GO	5.000%	1/1/33	75	78
	Hawaii GO	5.000%	1/1/36	195	201
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	370	376
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/26	140	144
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	135	140
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/27	355	371
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	75	79
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	735	787
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	70	75
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/29	100	105
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	75	81
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	210	226
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	25	28
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/33	70	79
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/35	30	34
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/37	200	223
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/38	15	17
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	135	126
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	15	15
					4,789
Idaho (0.3%)
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	145	148
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/26	120	122
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/28	180	191
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/32	250	279
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/33	465	522
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	100	113
					1,375
Illinois (5.9%)
	Chicago IL GO	5.000%	1/1/30	200	209
	Chicago IL GO	5.000%	1/1/33	400	421
	Chicago IL GO	5.000%	1/1/34	100	103
	Chicago IL GO	4.000%	1/1/35	75	71
	Chicago IL GO	5.500%	1/1/35	150	154
	Chicago IL GO	5.000%	1/1/39	250	249
	Chicago IL GO	5.000%	1/1/40	450	443
	Chicago IL GO	5.000%	1/1/42	100	100
	Chicago IL GO	5.000%	1/1/43	40	40
	Chicago IL GO	5.000%	1/1/44	150	142
	Chicago IL GO	5.000%	1/1/44	270	265
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	55	59
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	150	151
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	250	270
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/35	90	96
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	100	106
	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	160	171
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	140	154
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	125	126
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	160	161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	350	377
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	65	65
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	80	80
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	160	170
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	90	90
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	140	143
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	65	65
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	30	30
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	95	96
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	65	68
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	160	161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	70	72
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	25	25
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	135	136
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	105	108
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	100	100
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	285	273
16

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	480	435
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/43	30	31
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	150	155
	Cook County IL GO	5.000%	11/15/25	75	76
	Cook County IL GO	5.000%	11/15/28	55	58
	Cook County IL GO	5.000%	11/15/29	240	257
	Cook County IL GO	5.000%	11/15/31	145	148
	Cook County IL GO	5.000%	11/15/32	150	161
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	75	72
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	70	72
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/31	80	84
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/33	10	10
	Illinois Finance Authority College & University Revenue	5.000%	4/1/31	115	125
	Illinois Finance Authority College & University Revenue	5.000%	4/1/32	100	110
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	215	239
	Illinois Finance Authority College & University Revenue	5.000%	4/1/34	135	150
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	140	141
	Illinois Finance Authority Water Revenue	4.000%	7/1/37	265	261
	Illinois GO	5.000%	10/1/25	40	40
	Illinois GO	5.000%	11/1/25	120	121
	Illinois GO	5.000%	11/1/25	35	35
	Illinois GO	5.000%	12/1/25	75	76
	Illinois GO	5.000%	2/1/26	100	101
	Illinois GO	5.000%	2/1/26	445	450
	Illinois GO	5.000%	3/1/26	85	86
	Illinois GO	5.500%	5/1/26	5	5
	Illinois GO	5.000%	7/1/26	70	71
	Illinois GO	5.000%	11/1/26	85	87
	Illinois GO	5.000%	2/1/27	585	600
	Illinois GO	5.000%	2/1/27	205	210
	Illinois GO	5.000%	3/1/27	105	108
	Illinois GO	5.000%	3/1/27	75	77
	Illinois GO	5.000%	5/1/27	100	103
	Illinois GO	5.000%	7/1/27	55	57
	Illinois GO	5.000%	2/1/28	15	15
	Illinois GO	5.000%	2/1/28	165	171
	Illinois GO	5.000%	3/1/28	100	104
	Illinois GO	5.000%	3/1/28	275	285
	Illinois GO	5.000%	5/1/28	70	73
	Illinois GO	5.000%	7/1/28	45	47
	Illinois GO	5.000%	10/1/28	60	63
	Illinois GO	5.000%	11/1/28	155	160
	Illinois GO	5.000%	2/1/29	50	51
	Illinois GO	5.000%	2/1/29	260	272
	Illinois GO	5.000%	5/1/29	45	47
	Illinois GO	5.000%	7/1/29	175	184
	Illinois GO	5.000%	10/1/29	100	105
	Illinois GO	5.000%	11/1/29	400	412
	Illinois GO	5.000%	12/1/29	75	79
[1]	Illinois GO	4.000%	2/1/30	15	15
	Illinois GO	5.000%	2/1/30	455	480
	Illinois GO	5.000%	3/1/30	35	37
	Illinois GO	5.000%	5/1/30	215	227
	Illinois GO	5.000%	5/1/30	100	106
	Illinois GO	5.500%	5/1/30	65	68
	Illinois GO	5.000%	10/1/30	50	52
	Illinois GO	5.000%	10/1/30	25	26
[1]	Illinois GO	4.000%	2/1/31	85	85
	Illinois GO	5.000%	3/1/31	100	106
	Illinois GO	5.000%	3/1/31	25	27
	Illinois GO	5.000%	3/1/31	115	122
	Illinois GO	5.000%	5/1/31	180	192
	Illinois GO	5.000%	7/1/31	95	101
	Illinois GO	5.000%	12/1/31	80	86
	Illinois GO	5.000%	2/1/32	25	27
	Illinois GO	5.000%	3/1/32	65	70
	Illinois GO	5.000%	7/1/32	470	503
	Illinois GO	5.000%	5/1/33	250	266
	Illinois GO	5.000%	5/1/33	295	317
	Illinois GO	5.000%	10/1/33	100	103
17

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	2/1/34	205	220
	Illinois GO	5.250%	10/1/35	280	300
	Illinois GO	5.000%	12/1/35	25	27
	Illinois GO	5.000%	2/1/36	135	144
	Illinois GO	5.000%	5/1/36	45	47
	Illinois GO	5.000%	7/1/36	45	47
	Illinois GO	5.250%	10/1/36	15	16
	Illinois GO	5.000%	12/1/36	100	106
	Illinois GO	5.250%	3/1/37	80	85
	Illinois GO	5.000%	5/1/37	30	31
	Illinois GO	5.000%	5/1/37	100	105
	Illinois GO	4.000%	7/1/37	100	94
	Illinois GO	4.000%	3/1/38	200	187
	Illinois GO	5.250%	3/1/38	95	100
	Illinois GO	5.250%	5/1/38	400	423
	Illinois GO	5.000%	12/1/38	605	632
	Illinois GO	5.000%	2/1/39	20	21
	Illinois GO	4.000%	3/1/39	100	92
	Illinois GO	5.500%	5/1/39	170	178
	Illinois GO	4.000%	3/1/40	35	32
	Illinois GO	5.000%	5/1/40	105	109
	Illinois GO	4.000%	10/1/40	70	63
	Illinois GO	5.000%	1/1/41	250	248
	Illinois GO	5.000%	5/1/41	470	482
	Illinois GO	4.000%	10/1/41	15	13
	Illinois GO	4.000%	10/1/41	60	54
	Illinois GO	5.500%	3/1/42	55	58
	Illinois GO	4.000%	10/1/43	450	389
	Illinois GO	5.250%	5/1/44	150	154
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	150	150
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	120	120
	Illinois Sales Tax Revenue	5.000%	6/15/30	195	207
	Illinois Sales Tax Revenue	5.000%	6/15/33	80	87
	Illinois Sales Tax Revenue	5.000%	6/15/34	50	55
	Illinois Sales Tax Revenue	5.000%	6/15/37	90	96
	Illinois Sales Tax Revenue	5.000%	6/15/38	75	80
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	90	91
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	250	253
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	65	67
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	145	150
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	175	183
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	235	246
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	190	202
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	70	76
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	200	199
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	235	236
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	810	808
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	265	266
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	50	50
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	145	159
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	535	530
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	350	351
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	30	31
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	130	133
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	520	497
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	690	700
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	340	352
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	65	69
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	70	65
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	320	332
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	390	398
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	25	19
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/34	40	27
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	215	140
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	195	110
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	40	21
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	400	206
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	455	214
[1,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	100	48
18

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/26	230	232
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/29	55	57
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/30	105	85
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/44	300	115
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/41	30	13
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	225	230
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	665	679
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	20	22
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	45	46
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	100	111
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	15	17
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/41	130	139
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	75	69
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	125	125
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/29	75	80
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	85	91
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	50	51
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	300	308
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	200	208
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/31	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	45	49
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	25	26
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	25	26
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	175	173
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	250	241
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	50	48
					31,365
Indiana (0.5%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/44	150	134
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	80	84
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	70	75
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	25	27
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	205	223
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	135	136
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	110	119
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	140	141
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	80	82
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	385	406
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	135	144
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	50	50
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	85	87
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	50	50
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	200	202
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	100	93
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	150	152
[5]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/43	100	105
	Indiana University College & University Revenue	5.000%	6/1/34	95	107
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	50	49
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/42	95	99
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	100	106
					2,671
Iowa (0.2%)
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/34	195	220
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	50	52
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	90	93
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	85	95
	Iowa Finance Authority Water Revenue	5.000%	8/1/35	110	122
	Iowa Finance Authority Water Revenue	5.000%	8/1/36	10	11
	Iowa Special Obligation Revenue	5.000%	6/1/34	295	311
					904
Kansas (0.3%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	85	88
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	245	252
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	100	106
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	25	25
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	100	109
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/32	115	129
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/33	135	152
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/33	115	116
19

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	135	150
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	225	228
					1,355
Kentucky (0.4%)
[6]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	125	117
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	100	113
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	100	113
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	180	185
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	100	102
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/29	205	220
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/43	100	105
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/44	100	104
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/34	130	144
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/37	110	121
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/39	100	108
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/41	100	106
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	240	241
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/36	140	154
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/37	100	110
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/38	100	109
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	95	78
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/41	55	57
					2,287
Louisiana (0.5%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/45	415	393
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	145	134
	Louisiana GO	5.000%	8/1/26	250	256
	Louisiana GO	5.000%	8/1/28	50	51
	Louisiana GO	5.000%	9/1/30	205	223
	Louisiana GO	5.000%	2/1/31	550	600
	Louisiana GO	5.000%	9/1/31	100	110
[3]	Louisiana GO	5.000%	6/1/44	400	424
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	105	107
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	370	366
					2,664
Maryland (2.0%)
	Baltimore MD Water Revenue	5.000%	7/1/44	50	50
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	220	220
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	285	293
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	25	25
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	60	63
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	10	10
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	45	44
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/31	40	44
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	25	24
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/33	65	57
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/34	170	184
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/36	485	380
	Maryland GO	5.000%	8/1/25	30	30
	Maryland GO	5.000%	3/1/26	115	117
	Maryland GO	5.000%	3/15/26	140	143
	Maryland GO	5.000%	8/1/26	230	236
	Maryland GO	5.000%	8/1/26	710	729
	Maryland GO	5.000%	8/1/26	50	51
	Maryland GO	5.000%	3/15/27	235	244
	Maryland GO	3.000%	8/1/27	90	90
	Maryland GO	4.000%	3/1/28	50	51
	Maryland GO	5.000%	3/15/28	190	201
	Maryland GO	5.000%	3/15/28	265	280
	Maryland GO	5.000%	6/1/28	100	106
	Maryland GO	4.000%	8/1/28	145	149
	Maryland GO	5.000%	8/1/28	160	170
	Maryland GO	5.000%	8/1/28	230	245
	Maryland GO	5.000%	3/15/29	165	174
	Maryland GO	4.000%	8/1/29	175	181
	Maryland GO	5.000%	8/1/29	65	70
	Maryland GO	5.000%	8/1/29	355	384
	Maryland GO	5.000%	3/1/30	165	180
20

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	5.000%	3/15/30	60	63
	Maryland GO	5.000%	3/15/30	160	172
	Maryland GO	5.000%	6/1/30	235	257
	Maryland GO	5.000%	8/1/30	165	178
	Maryland GO	5.000%	3/1/31	50	55
	Maryland GO	5.000%	3/15/31	70	75
	Maryland GO	5.000%	3/15/31	125	132
	Maryland GO	3.000%	6/1/31	20	19
	Maryland GO	5.000%	6/1/31	200	222
	Maryland GO	5.000%	8/1/31	125	137
	Maryland GO	5.000%	3/1/32	25	28
	Maryland GO	5.000%	6/1/32	100	112
	Maryland GO	5.000%	6/1/33	75	84
	Maryland GO	5.000%	8/1/33	200	220
	Maryland GO	5.000%	8/1/33	125	136
	Maryland GO	5.000%	3/1/34	105	114
	Maryland GO	5.000%	3/15/34	280	314
	Maryland GO	5.000%	6/1/34	200	221
	Maryland GO	5.000%	6/1/34	200	227
	Maryland GO	5.000%	8/1/34	10	11
	Maryland GO	5.000%	3/1/35	380	411
	Maryland GO	5.000%	3/15/35	70	78
	Maryland GO	5.000%	6/1/35	150	164
	Maryland GO	4.000%	8/1/35	15	15
	Maryland GO	5.000%	6/1/36	455	511
	Maryland GO	4.000%	8/1/36	55	56
	Maryland GO	5.000%	6/1/37	70	76
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/42	255	261
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/38	150	163
	Montgomery County MD GO	5.000%	10/1/26	50	51
	Montgomery County MD GO	5.000%	12/1/29	120	130
	Montgomery County MD GO	5.000%	12/1/32	225	253
	Montgomery County MD GO	5.000%	12/1/35	30	34
	Prince George's County MD GO	3.000%	9/15/28	45	44
	Prince George's County MD GO	5.000%	7/15/31	75	79
					10,328
Massachusetts (3.5%)
	Commonwealth of Massachusetts GO	5.000%	5/1/25	50	50
	Commonwealth of Massachusetts GO	3.000%	12/1/25	75	75
	Commonwealth of Massachusetts GO	5.000%	1/1/26	75	76
	Commonwealth of Massachusetts GO	5.000%	4/1/26	155	158
	Commonwealth of Massachusetts GO	5.000%	7/1/26	95	97
	Commonwealth of Massachusetts GO	5.000%	10/1/26	60	62
	Commonwealth of Massachusetts GO	5.000%	11/1/26	50	52
	Commonwealth of Massachusetts GO	5.000%	9/1/27	120	126
	Commonwealth of Massachusetts GO	5.000%	10/1/27	465	487
	Commonwealth of Massachusetts GO	5.000%	7/1/28	125	128
	Commonwealth of Massachusetts GO	5.000%	7/1/28	50	53
	Commonwealth of Massachusetts GO	5.000%	11/1/28	120	128
	Commonwealth of Massachusetts GO	5.000%	11/1/28	115	123
	Commonwealth of Massachusetts GO	5.000%	7/1/29	60	61
	Commonwealth of Massachusetts GO	5.000%	9/1/29	215	232
	Commonwealth of Massachusetts GO	5.000%	7/1/30	55	60
	Commonwealth of Massachusetts GO	5.000%	7/1/30	60	66
	Commonwealth of Massachusetts GO	5.000%	9/1/30	305	334
	Commonwealth of Massachusetts GO	5.000%	12/1/30	250	275
	Commonwealth of Massachusetts GO	5.000%	1/1/31	60	64
	Commonwealth of Massachusetts GO	5.000%	10/1/31	160	178
	Commonwealth of Massachusetts GO	5.000%	11/1/31	130	144
	Commonwealth of Massachusetts GO	5.000%	12/1/31	100	111
	Commonwealth of Massachusetts GO	5.000%	3/1/32	700	780
	Commonwealth of Massachusetts GO	5.000%	7/1/32	80	87
	Commonwealth of Massachusetts GO	5.000%	10/1/32	55	62
	Commonwealth of Massachusetts GO	5.000%	11/1/32	225	252
	Commonwealth of Massachusetts GO	4.000%	4/1/33	20	20
	Commonwealth of Massachusetts GO	5.000%	5/1/33	50	56
	Commonwealth of Massachusetts GO	5.000%	7/1/33	90	92
[3]	Commonwealth of Massachusetts GO	5.000%	7/1/33	200	225
21

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	10/1/33	75	83
	Commonwealth of Massachusetts GO	3.000%	11/1/33	310	294
	Commonwealth of Massachusetts GO	4.000%	2/1/34	55	57
	Commonwealth of Massachusetts GO	5.000%	5/1/34	80	89
	Commonwealth of Massachusetts GO	3.000%	9/1/34	35	33
	Commonwealth of Massachusetts GO	5.000%	10/1/34	115	129
	Commonwealth of Massachusetts GO	5.000%	5/1/35	295	327
	Commonwealth of Massachusetts GO	5.000%	5/1/35	200	225
	Commonwealth of Massachusetts GO	5.000%	10/1/35	40	44
	Commonwealth of Massachusetts GO	5.000%	10/1/35	35	38
	Commonwealth of Massachusetts GO	5.000%	2/1/36	65	66
	Commonwealth of Massachusetts GO	3.000%	3/1/36	120	109
	Commonwealth of Massachusetts GO	5.000%	5/1/36	200	223
	Commonwealth of Massachusetts GO	4.000%	9/1/36	150	149
	Commonwealth of Massachusetts GO	5.000%	12/1/36	100	102
	Commonwealth of Massachusetts GO	5.000%	4/1/37	200	204
	Commonwealth of Massachusetts GO	5.000%	9/1/37	45	47
	Commonwealth of Massachusetts GO	5.000%	5/1/38	15	16
	Commonwealth of Massachusetts GO	4.000%	10/1/38	40	40
	Commonwealth of Massachusetts GO	5.000%	11/1/38	50	55
	Commonwealth of Massachusetts GO	5.000%	12/1/38	570	578
[3]	Commonwealth of Massachusetts GO	5.000%	4/1/39	200	221
	Commonwealth of Massachusetts GO	3.000%	7/1/39	30	26
	Commonwealth of Massachusetts GO	4.000%	9/1/39	150	146
	Commonwealth of Massachusetts GO	3.000%	11/1/39	40	34
	Commonwealth of Massachusetts GO	5.000%	1/1/40	190	205
	Commonwealth of Massachusetts GO	3.500%	2/1/40	20	18
	Commonwealth of Massachusetts GO	5.000%	5/1/40	50	52
	Commonwealth of Massachusetts GO	5.000%	7/1/40	200	200
	Commonwealth of Massachusetts GO	5.000%	7/1/40	400	419
	Commonwealth of Massachusetts GO	3.250%	9/1/40	70	61
	Commonwealth of Massachusetts GO	5.000%	11/1/40	100	108
	Commonwealth of Massachusetts GO	5.000%	12/1/40	250	272
	Commonwealth of Massachusetts GO	2.000%	3/1/41	25	17
	Commonwealth of Massachusetts GO	3.000%	4/1/41	120	99
	Commonwealth of Massachusetts GO	5.000%	5/1/41	500	514
	Commonwealth of Massachusetts GO	5.000%	5/1/41	200	215
	Commonwealth of Massachusetts GO	5.000%	10/1/41	100	106
	Commonwealth of Massachusetts GO	5.000%	5/1/42	215	230
	Commonwealth of Massachusetts GO	4.000%	9/1/42	45	42
	Commonwealth of Massachusetts GO	5.000%	11/1/42	200	213
	Commonwealth of Massachusetts GO	5.000%	12/1/42	500	536
	Commonwealth of Massachusetts GO	2.500%	3/1/43	85	60
	Commonwealth of Massachusetts GO	5.000%	5/1/43	45	47
	Commonwealth of Massachusetts GO	5.250%	1/1/44	15	15
	Commonwealth of Massachusetts GO	3.000%	4/1/44	140	109
	Commonwealth of Massachusetts GO	5.000%	5/1/44	130	132
[3]	Commonwealth of Massachusetts GO	5.000%	4/1/45	200	211
[6]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	55	60
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/26	125	126
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/27	200	205
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35	36
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/30	150	164
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	140	137
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	150	166
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	255	279
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	45	49
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	20	21
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	150	161
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/44	90	84
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	70	70
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/25	280	281
[6]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	205	188
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	160	162
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	40	41
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	60	69
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	100	102
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	145	142
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/38	225	242
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	145	159
22

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	200	223
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/42	145	152
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/32	590	648
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/35	380	425
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	175	176
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	105	105
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	75	74
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	150	153
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	740	750
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	175	164
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/45	55	51
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	275	291
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	115	121
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	105	108
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/29	65	71
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	55	57
	Massachusetts Water Resources Authority Water Revenue	3.000%	8/1/42	135	107
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	115	115
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	45	46
					18,711
Michigan (1.4%)
[1,7]	Detroit City School District GO	5.250%	5/1/30	55	60
[1,7]	Detroit City School District GO	5.250%	5/1/32	35	38
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	135	138
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/32	45	50
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	25	27
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	85	86
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	90	90
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	220	225
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	15	15
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	50	51
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	495	501
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	50	51
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	210	213
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	210	212
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	100	101
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	30	33
[2]	Gwinn Area Community School District GO	3.000%	5/1/26	185	184
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	310	315
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	360	373
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	500	500
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	500	505
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/31	455	464
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	180	184
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	100	101
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	225	226
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	75	75
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	115	116
	Michigan State University College & University Revenue	5.000%	8/15/40	75	75
	Michigan State University College & University Revenue	4.000%	2/15/44	285	265
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	35	38
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	235	255
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	125	137
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	65	70
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	260	283
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	50	54
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	200	197
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	40	43
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	95	92
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	15	15
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	70	65
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/44	500	465
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/33	120	136
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	30	33
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	150	161
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	100	106
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	165	165
					7,589
23

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota (0.7%)
	Metropolitan Council GAN GO	5.000%	12/1/29	250	271
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	120	124
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	235	241
	Minnesota (State Office Building Project) COP	5.000%	11/1/37	50	55
	Minnesota (State Office Building Project) COP	5.000%	11/1/40	30	32
	Minnesota Appropriations Revenue	5.000%	3/1/27	75	78
	Minnesota Appropriations Revenue	5.000%	3/1/30	25	27
	Minnesota GO	5.000%	8/1/26	185	190
	Minnesota GO	5.000%	8/1/28	150	160
	Minnesota GO	5.000%	8/1/28	125	133
	Minnesota GO	5.000%	10/1/28	100	105
	Minnesota GO	5.000%	9/1/29	25	27
	Minnesota GO	5.000%	8/1/30	50	55
	Minnesota GO	5.000%	9/1/30	80	88
	Minnesota GO	5.000%	8/1/31	25	28
	Minnesota GO	5.000%	9/1/31	65	72
	Minnesota GO	5.000%	8/1/32	85	95
	Minnesota GO	5.000%	9/1/32	50	55
	Minnesota GO	5.000%	8/1/33	190	215
	Minnesota GO	5.000%	8/1/38	250	276
	Minnesota GO	5.000%	8/1/40	10	11
	Minnesota GO	5.000%	8/1/41	240	260
	Minnesota GO	5.000%	8/1/42	260	279
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/31	50	55
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/32	265	296
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/33	275	309
	St. Louis County MN GO	3.000%	12/1/26	80	80
					3,617
Mississippi (0.2%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/32	50	55
	Mississippi GO	5.000%	10/1/26	100	101
	Mississippi GO	5.000%	10/1/28	305	318
	Mississippi GO, Prere.	5.000%	10/1/25	105	106
	Mississippi GO, Prere.	5.000%	10/1/27	640	669
					1,249
Missouri (0.1%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	155	160
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/32	130	145
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/38	100	108
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/34	55	54
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	110	121
	University of Missouri of Curators College & University Revenue	5.000%	11/1/34	140	159
					747
Nebraska (0.2%)
	Lincoln NE Electric System Electric Power & Light Revenue	4.000%	9/1/40	45	42
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	120	128
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	530	588
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	250	271
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	170	172
					1,201
Nevada (0.9%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	215	216
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	90	92
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	50	51
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	260	278
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	70	74
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	95	97
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	165	179
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/40	180	177
	Clark County NV GO	5.000%	11/1/28	15	15
	Clark County NV GO	5.000%	6/1/38	60	62
	Clark County NV GO	5.000%	6/1/43	245	248
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	95	97
	Clark County School District GO	5.000%	6/15/25	50	50
	Clark County School District GO	5.000%	6/15/25	225	225
	Clark County School District GO	5.000%	6/15/25	425	426
24

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County School District GO	5.000%	6/15/26	845	862
	Las Vegas Valley Water District GO	5.000%	6/1/35	100	112
	Las Vegas Valley Water District GO	5.000%	6/1/37	120	133
	Las Vegas Valley Water District GO	5.000%	6/1/41	75	75
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	60	61
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	150	153
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	235	242
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	265	273
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	250	250
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	75	77
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	305	311
					4,836
New Hampshire (0.0%)
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/32	200	223
New Jersey (3.9%)
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	30	30
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	275	283
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	60	60
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	255	255
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	475	476
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	65	65
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	105	105
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	150	150
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	15	15
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	55	57
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	190	191
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	105	107
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	150	143
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	245	248
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/41	250	270
	New Jersey GO	5.000%	6/1/28	75	79
	New Jersey GO	5.000%	6/1/29	500	536
	New Jersey GO	4.000%	6/1/30	410	425
	New Jersey GO	4.000%	6/1/31	450	469
	New Jersey GO	4.000%	6/1/32	250	261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	125	126
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	370	350
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	345	326
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	195	178
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	250	261
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	245	249
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	45	39
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	60	53
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	335	294
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	375	396
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	145	154
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	120	102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	340	287
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	135	145
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	260	279
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	315	255
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	40	32
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	190	206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	30	33
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	530	413
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	375	292
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	425	429
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	240	262
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,110	830
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	245	255
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	135	148
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	55	39
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	75	81
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	25	27
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	485	329
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	130	134
25

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	15	9
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	200	212
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	45	26
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	280	161
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	800	435
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	350	332
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	30	15
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	400	370
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	125	130
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	110	120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	75	80
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	90	98
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	285	281
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	25	27
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	100	107
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	125	131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	105	111
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	150	159
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	405	419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	110	104
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	130	136
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	100	86
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	100	95
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	25	23
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	90	91
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	225	246
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	100	110
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	180	197
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	150	160
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	45	48
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	435	473
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	200	195
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	200	212
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	200	214
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	180	188
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/31	100	108
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/41	85	89
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/44	100	103
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	40	30
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	100	54
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	525	269
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	50	51
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	60	61
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	50	50
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	55	56
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	350	365
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	135	136
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	220	225
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	250	250
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	30	31
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	125	129
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	215	222
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	15	15
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	415	424
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	260	248
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	20	21
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	100	106
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	100	94
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	215	225
	Parsippany-Troy Hills Township NJ GO	3.000%	9/15/26	75	75
					20,508
New Mexico (0.3%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	150	158
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	95	102
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	160	174
	New Mexico GO	5.000%	3/1/32	90	100
26

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/26	340	348
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	160	167
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	125	133
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	370	398
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	105	113
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	15	16
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	15	16
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	100	110
					1,835
New York (22.1%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/40	30	31
	Battery Park City Authority Miscellaneous Revenue	4.000%	11/1/44	200	187
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/26	85	87
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	55	60
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	120	130
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/30	110	119
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	50	51
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/31	40	43
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/32	135	146
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	100	108
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/33	125	134
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/34	50	50
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/34	1,000	1,004
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/35	220	220
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	170	177
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/35	100	107
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/36	75	74
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	150	160
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/36	100	104
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/37	40	39
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/37	210	218
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/38	130	126
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/38	120	124
	Empire State Development Corp. Income Tax Revenue	5.250%	3/15/38	115	126
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/39	220	214
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/39	50	51
	Empire State Development Corp. Income Tax Revenue	5.250%	3/15/39	75	82
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/40	50	41
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/40	15	15
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/41	15	14
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	85	89
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/41	70	72
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	95	97
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/42	450	468
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/43	70	65
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/43	275	252
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/43	50	52
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/44	35	36
	Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/26	85	87
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	165	166
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/34	30	33
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	230	249
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	210	206
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	235	244
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	250	259
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	220	183
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	200	162
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	180	184
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	40	37
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	120	123
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	75	75
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	65	66
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	30	30
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	55	55
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	370	340
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/29	140	120
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/32	50	52
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	145	150
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	155	163
27

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	110	121
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	95	101
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/29	80	77
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/31	80	76
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/28	80	82
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/36	1,495	1,511
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/40	75	81
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/42	200	202
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/44	205	215
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/28	105	103
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/30	205	167
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	100	101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	70	71
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	70	73
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	40	41
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	20	20
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	275	281
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	160	166
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	65	55
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	245	250
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	250	251
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	10	7
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	145	129
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	60	60
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	125	134
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	80	88
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	100	110
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	125	89
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	55	57
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	105	105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	155	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	220	226
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	175	194
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	145	159
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	350	344
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	1,040	1,042
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	90	76
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	190	183
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	250	210
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	210	212
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	125	134
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	225	213
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	200	206
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	160	169
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	30	30
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	115	104
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	470	421
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	30	27
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	150	134
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	250	229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	25	25
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	80	82
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	95	97
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	100	90
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	100	90
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/32	180	189
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/33	115	120
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/34	95	105
	Nassau County NY GO	4.000%	4/1/43	265	244
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	60	51
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	30	28
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	140	140
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	25	25
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	235	235
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	85	89
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	300	303
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	500	531
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	400	416
28

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	110	110
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	120	133
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	130	144
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	500	501
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	125	126
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	65	71
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	100	103
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	200	201
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	125	132
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	100	113
[3]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	410	462
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	200	208
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	65	69
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	150	170
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	105	119
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	35	39
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	85	94
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	55	63
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	60	67
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/36	30	30
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	220	225
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	265	266
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	60	68
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	10	11
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	125	142
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/37	165	144
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	275	274
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	110	113
[3]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	230	256
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/38	50	50
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	75	76
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	300	305
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	135	147
[3]	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/38	150	173
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	100	99
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	625	626
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10	10
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	50	50
[3]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	100	109
[3]	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/39	45	51
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/40	80	71
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	170	162
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	100	102
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	35	36
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	300	304
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	300	304
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/41	135	141
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	140	132
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	290	275
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	95	90
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	205	194
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	100	94
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	510	538
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	75	80
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	50	38
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/44	285	263
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	320	332
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	90	92
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	60	60
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	45	45
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	55	57
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	100	110
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	455	456
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	320	318
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	70	70
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	90	93
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	175	175
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/44	270	245
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	90	95
29

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	90	91
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	120	120
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	95	99
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/32	265	254
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	100	104
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	60	59
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	30	29
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	395	371
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	150	150
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	250	229
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,000	1,000
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	420	423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	125	126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	155	156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	200	202
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	110	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	200	210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	130	138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	350	373
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	75	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	215	232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	155	156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	145	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	75	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	195	213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	500	545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	95	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	110	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	275	275
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	135	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	260	287
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	150	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/33	50	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	210	214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	220	238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	70	71
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	520	559
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	275	297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	115	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/35	100	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/35	75	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	305	336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	345	342
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	210	213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	85	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	250	273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	140	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	425	426
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	115	114
30

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	75	81
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	145	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	105	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	150	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	150	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	125	138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	390	348
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	295	315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	130	142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	105	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	160	157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	130	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	85	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	90	99
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/38	150	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	75	74
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	30	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	45	44
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	125	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/38	10	9
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	95	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	375	365
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	325	317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	45	44
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	145	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	325	351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/39	65	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	405	432
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	25	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	30	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	60	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	60	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	500	503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	85	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	50	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	195	187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	280	302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	200	190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	145	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	145	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	115	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	175	165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,000	1,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	215	169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	400	380
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	320	302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	420	396
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	115	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	40	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	80	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	205	214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	70	65
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	150	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	55	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	150	155
31

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	55	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	30	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/45	100	104
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/25	75	75
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	630	661
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	500	532
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	205	218
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	205	218
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	100	107
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	150	164
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	200	218
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	350	386
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	300	333
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	150	166
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	250	279
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	110	123
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	250	276
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	115	127
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	230	252
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	1,110	1,220
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/38	50	55
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	50	54
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	35	38
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	250	271
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	165	179
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	30	33
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	85	91
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	325	350
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	250	264
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	190	201
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	100	106
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	250	262
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/44	50	52
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/44	250	263
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/45	300	313
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/25	25	25
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	145	100
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	35	27
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	365	257
New York NY GO	5.000%	8/1/25	180	181
New York NY GO	5.000%	8/1/25	25	25
New York NY GO	5.000%	8/1/25	50	50
New York NY GO	5.000%	8/1/25	120	121
New York NY GO	5.000%	8/1/25	320	321
New York NY GO	5.000%	8/1/25	380	382
New York NY GO	5.000%	8/1/26	100	102
New York NY GO	5.000%	8/1/26	105	108
New York NY GO	5.000%	8/1/26	210	215
New York NY GO	5.000%	9/1/26	135	139
New York NY GO	5.000%	8/1/27	230	240
New York NY GO	5.000%	8/1/27	135	139
New York NY GO	5.000%	8/1/27	250	260
New York NY GO	5.000%	8/1/27	460	479
New York NY GO	5.000%	8/1/27	100	104
New York NY GO	5.000%	9/1/27	500	522
New York NY GO	5.000%	9/1/27	150	157
New York NY GO	5.000%	8/1/28	75	79
New York NY GO	5.000%	8/1/28	160	169
New York NY GO	5.000%	8/1/28	165	175
New York NY GO	5.000%	8/1/28	100	106
New York NY GO	5.000%	10/1/28	50	53
New York NY GO	5.000%	8/1/29	35	38
New York NY GO	5.000%	8/1/29	250	266
New York NY GO	5.000%	9/1/29	1,000	1,075
New York NY GO	5.000%	10/1/29	70	75
New York NY GO	5.000%	8/1/30	75	81
New York NY GO	5.000%	8/1/30	50	54
New York NY GO	5.000%	8/1/30	85	92
New York NY GO	5.000%	8/1/30	85	92
New York NY GO	5.000%	4/1/31	70	74
32

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/31	100	108
New York NY GO	5.000%	8/1/31	45	49
New York NY GO	5.000%	8/1/31	250	274
New York NY GO	5.000%	8/1/32	75	81
New York NY GO	5.000%	8/1/32	225	246
New York NY GO	5.000%	8/1/32	445	493
New York NY GO	3.250%	3/1/33	45	43
New York NY GO	5.000%	4/1/33	100	104
New York NY GO	5.000%	8/1/33	125	139
New York NY GO	5.000%	8/1/33	250	279
New York NY GO	5.000%	10/1/33	140	148
New York NY GO	5.250%	10/1/33	15	16
New York NY GO	5.000%	4/1/34	100	104
New York NY GO	5.000%	4/1/34	200	216
New York NY GO	5.000%	8/1/34	430	482
New York NY GO	5.000%	8/1/34	250	280
New York NY GO	3.000%	10/1/34	115	105
New York NY GO	5.000%	10/1/34	5	5
New York NY GO	5.000%	12/1/34	300	313
New York NY GO	5.000%	2/1/35	250	280
New York NY GO	5.000%	4/1/35	150	155
New York NY GO	5.000%	4/1/35	80	88
New York NY GO	5.000%	5/1/35	110	120
New York NY GO	5.000%	8/1/35	90	95
New York NY GO	5.000%	8/1/35	140	156
New York NY GO	5.000%	10/1/35	200	218
New York NY GO	5.000%	12/1/35	10	10
New York NY GO	5.000%	12/1/35	80	83
New York NY GO	4.000%	3/1/36	10	10
New York NY GO	5.000%	4/1/36	60	66
New York NY GO	5.000%	4/1/36	50	55
New York NY GO	4.000%	5/1/36	45	45
New York NY GO	5.000%	8/1/36	70	77
New York NY GO	5.000%	8/1/36	40	42
New York NY GO	5.000%	8/1/36	100	111
New York NY GO	5.000%	9/1/36	115	124
New York NY GO	5.000%	10/1/36	55	56
New York NY GO	5.000%	3/1/37	50	53
New York NY GO	5.000%	3/1/37	55	60
New York NY GO	5.000%	5/1/37	80	86
New York NY GO	5.000%	8/1/37	100	109
New York NY GO	5.000%	10/1/37	50	51
New York NY GO	5.000%	3/1/38	65	68
New York NY GO	5.250%	5/1/38	10	11
New York NY GO	4.000%	8/1/38	140	136
New York NY GO	5.000%	8/1/38	100	109
New York NY GO	5.000%	9/1/38	550	599
New York NY GO	5.000%	10/1/38	100	104
New York NY GO	5.000%	3/1/39	205	222
New York NY GO	5.000%	4/1/39	135	146
New York NY GO	5.000%	9/1/39	595	643
New York NY GO	5.000%	2/1/40	500	540
New York NY GO	5.000%	4/1/40	150	161
New York NY GO	4.000%	8/1/40	150	143
New York NY GO	5.000%	9/1/40	50	54
New York NY GO	4.000%	10/1/40	30	29
New York NY GO	5.250%	10/1/40	30	32
New York NY GO	5.000%	12/1/40	80	82
New York NY GO	4.000%	3/1/41	25	24
New York NY GO	4.000%	4/1/41	20	19
New York NY GO	5.000%	8/1/41	20	21
New York NY GO	3.000%	10/1/41	50	39
New York NY GO	5.000%	12/1/41	500	504
New York NY GO	5.000%	3/1/42	40	42
New York NY GO	4.000%	8/1/42	150	138
New York NY GO	5.000%	8/1/42	40	41
New York NY GO	3.250%	10/1/42	515	419
New York NY GO	5.250%	10/1/42	110	117
New York NY GO	5.000%	4/1/43	150	158
New York NY GO	5.250%	4/1/43	75	80
33

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.250%	5/1/43	75	80
New York NY GO	5.000%	8/1/43	55	57
New York NY GO	5.000%	3/1/44	100	105
New York NY GO	4.000%	8/1/44	55	50
New York NY GO	5.000%	9/1/44	150	158
New York NY GO	3.000%	10/1/44	70	52
New York NY GO	5.250%	2/1/45	500	538
New York NY GO	4.000%	4/1/45	10	9
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	15	15
New York State Dormitory Authority College & University Revenue	5.000%	10/1/31	100	111
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	410	418
New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	175	175
New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	95	95
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	130	130
New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	100	100
New York State Dormitory Authority College & University Revenue	5.000%	10/1/36	50	57
New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	100	95
New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	60	62
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	85	86
New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	155	159
New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	260	235
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	10	9
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	500	532
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	75	81
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	130	141
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	40	40
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	90	99
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	90	94
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	95	103
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	195	213
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	75	82
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	65	70
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	100	110
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	250	276
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	325	347
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	80	82
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	240	258
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	230	243
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	75	82
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	30	30
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	35	37
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	115	117
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	390	427
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	250	279
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	70	74
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	55	56
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	200	203
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	65	71
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	40	40
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	80	79
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	120	119
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	325	331
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	60	66
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	50	49
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	150	152
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	165	168
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	195	193
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	55	54
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	140	154
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/37	230	240
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	350	343
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	140	137
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	55	54
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	30	31
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	180	173
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	255	276
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	250	273
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	35	36
34

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	215	204
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	250	271
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	110	114
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	505	406
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	50	40
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	25	24
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	610	644
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	30	32
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,075
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	245	191
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	55	52
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	45	48
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	15	14
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	440	463
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	135	126
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	200	186
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	100	105
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	100	93
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	15	15
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	10	10
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	65	69
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/29	75	81
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	170	175
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	50	52
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	50	52
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	100	111
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	100	112
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/33	165	183
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/34	135	150
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	100	110
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	80	86
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	55	52
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/26	165	170
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/29	40	41
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/31	65	66
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/33	50	54
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/34	75	80
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/36	50	54
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	130	137
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	35	36
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	115	119
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	100	109
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	65	71
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	150	163
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	215	232
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	275	295
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	250	244
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	150	142
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	105	99
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	220	206
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	265	275
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	100	105
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	100	108
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	50	52
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	135	141
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	75	79
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	210	219
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	250	256
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	145	152
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	150	156
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	102
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	350	365
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	205	213
35

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	100	111
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	480	493
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	210	215
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	300	325
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	95	97
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	500	508
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	500	507
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	25	23
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	65	66
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	100	106
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/45	25	23
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	120	121
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/27	150	156
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	155	170
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	160	181
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/39	20	22
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	175	148
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	20	20
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	90	95
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	500	549
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	205	212
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	50	56
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	1,030	1,062
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	185	186
	New York State Thruway Authority Highway Revenue	5.000%	1/1/37	75	82
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	100	100
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	100	106
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	480	453
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	60	63
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	50	52
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	100	91
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	60	65
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/37	100	108
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/39	75	80
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	50	53
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/41	110	116
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	85	89
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/26	150	153
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	50	55
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	60	64
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/37	40	40
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/39	145	140
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	200	200
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	100	101
[3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/30	250	270
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	200	201
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	240	241
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	25	27
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	360	362
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	100	110
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	70	76
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	100	109
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	320	320
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	45	44
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/40	20	19
[3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/41	250	269
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	150	146
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	85	91
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	250	250
[3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/42	250	267
[3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/45	60	63
	Suffolk County Water Authority Water Revenue	4.000%	6/1/31	70	70
	Suffolk County Water Authority Water Revenue	3.000%	6/1/32	165	162
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	55	46
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	95	96
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	240	252
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	90	76
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	235	242
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	95	74
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	110	113
36

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	100	111
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	110	112
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	170	173
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	35	35
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	320	339
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/41	150	142
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	230	216
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	115	116
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	160	167
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/43	180	168
	Triborough Bridge & Tunnel Authority Highway Revenue BAN	5.000%	11/1/25	255	257
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	190	192
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	185	189
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	75	77
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	95	99
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	105	111
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	205	223
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	100	110
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	145	152
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	215	239
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/33	170	176
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	70	79
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	100	114
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	190	213
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	335	345
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/35	200	225
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	200	221
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	200	223
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	105	115
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	395	422
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/41	250	267
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/42	250	265
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	95	100
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	30	31
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	65	68
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	25	26
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/32	295	283
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	125	126
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	100	100
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	280	281
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	65	71
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	15	15
					116,830
North Carolina (0.9%)
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/44	255	238
	Guilford County NC GO	5.000%	3/1/35	230	263
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	70	73
	North Carolina Appropriations Revenue	5.000%	6/1/26	55	56
	North Carolina Appropriations Revenue	5.000%	5/1/27	340	354
	North Carolina Appropriations Revenue	4.000%	5/1/33	75	75
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	110	110
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/27	175	182
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	630	666
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	50	55
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/31	120	130
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/32	40	43
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/33	65	70
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	335	311
	North Carolina Appropriations Revenue (Build NC Programs)	2.000%	5/1/35	50	40
	North Carolina GO	5.000%	6/1/26	110	112
	North Carolina GO	5.000%	6/1/29	320	345
[3]	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	103
[3]	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	140	149
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	270	287
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	25	27
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/32	75	80
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/33	80	85
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/34	125	132
[3]	North Carolina Government Fund/Grant Revenue	5.000%	3/1/40	60	65
37

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	25	25
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	110	111
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	400	202
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	300	135
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/43	300	127
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	10	10
					4,661
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	255	254
Ohio (1.4%)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	175	162
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	80	85
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	75	76
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/35	35	37
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/36	30	30
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	70	75
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/39	785	757
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/39	275	292
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	250	264
	Columbus OH GO	5.000%	7/1/26	325	333
[8]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/28	155	136
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	250	255
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/40	55	47
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	250	237
	Ohio GO	5.000%	8/1/25	80	80
	Ohio GO	5.000%	9/15/25	85	86
	Ohio GO	5.000%	8/1/27	75	78
	Ohio GO	5.000%	6/15/34	105	119
	Ohio GO	5.000%	11/1/35	335	382
	Ohio Government Fund/Grant Revenue	5.000%	12/15/27	275	289
	Ohio State University College & University Revenue	5.000%	12/1/33	85	94
	Ohio State University College & University Revenue	3.000%	12/1/44	40	31
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	75	81
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	80	81
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	55	57
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	55	35
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	70	40
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	80	34
	Ohio University College & University Revenue	5.000%	12/1/44	250	252
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	215	226
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	105	107
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	165	167
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	140	142
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	160	165
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	255	263
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	100	108
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	220	249
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	100	112
	Ohio Water Development Authority Water Revenue	5.000%	6/1/28	35	37
	Ohio Water Development Authority Water Revenue	5.000%	12/1/28	145	155
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	125	134
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	85	92
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	385	433
	Ohio Water Development Authority Water Revenue	5.000%	12/1/43	50	53
	Ohio Water Development Authority Water Revenue	5.000%	12/1/44	100	106
	Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/32	160	173
					7,247
Oklahoma (0.8%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/29	40	39
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	115	117
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/26	125	128
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	30	31
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	170	174
	Grand River Dam Authority Electric Power & Light Revenue	4.000%	6/1/33	15	15
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/35	100	111
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/38	260	278
38

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/39	100	107
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/25	405	405
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/26	500	489
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/27	75	76
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/29	120	127
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	65	70
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/32	255	278
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/41	20	16
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	280	283
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	70	72
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/30	85	92
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	45	45
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	210	233
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/41	250	268
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	90	86
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/45	250	263
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	200	200
					4,003
Oregon (0.7%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	55	56
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	485	291
	Deschutes Public Library District GO	3.000%	12/1/41	15	12
	Multnomah County OR GO	5.000%	6/15/27	100	104
	Multnomah County OR GO	5.000%	6/15/28	40	42
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	95	95
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	425	426
	Multnomah County OR School District No. 1 Portland GO	3.500%	6/15/44	65	55
	Multnomah County School District No. 40 GO	0.000%	6/15/43	75	31
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/34	257	287
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	235	257
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	150	159
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	420	442
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	350	344
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	25	24
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	400	412
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/29	80	87
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/31	65	72
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/34	265	299
	Oregon State Lottery Revenue	5.000%	4/1/27	255	255
	Oregon State Lottery Revenue	5.000%	4/1/29	15	15
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	10	11
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	85	87
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	10	10
					3,873
Pennsylvania (3.8%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	45	47
	Allegheny County PA GO	5.000%	11/1/29	125	128
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	505	507
	Commonwealth of Pennsylvania GO	5.000%	9/1/25	170	171
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	200	201
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	50	51
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	505	521
	Commonwealth of Pennsylvania GO	5.000%	8/15/27	400	417
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	105	107
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	330	340
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	270	284
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	35	37
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	25	27
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	20	21
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	450	483
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	110	110
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	25	27
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	55	53
	Commonwealth of Pennsylvania GO	4.000%	9/15/30	405	407
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	370	403
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	105	105
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	370	413
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	300	301
39

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	150	151
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	80	82
	Commonwealth of Pennsylvania GO	4.000%	8/15/33	75	75
	Commonwealth of Pennsylvania GO	5.000%	9/1/33	50	56
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	110	102
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	310	310
	Commonwealth of Pennsylvania GO	5.000%	9/1/34	75	83
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	400	401
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	105	115
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	205	187
	Commonwealth of Pennsylvania GO	4.000%	8/15/35	55	55
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	130	130
	Commonwealth of Pennsylvania GO	5.000%	9/1/36	140	153
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	140	120
	Commonwealth of Pennsylvania GO	5.000%	10/1/36	315	342
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	165	165
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	45	34
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	15	11
	Commonwealth of Pennsylvania GO	2.000%	5/1/39	125	90
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	85	61
	Commonwealth of Pennsylvania GO	5.000%	8/15/39	600	651
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	130	93
	Commonwealth of Pennsylvania GO	4.000%	8/15/40	10	10
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	20	13
	Commonwealth of Pennsylvania GO	4.000%	8/15/41	135	131
	Commonwealth of Pennsylvania GO	4.000%	8/15/42	25	24
	Commonwealth of Pennsylvania GO	5.000%	10/1/42	50	53
	Commonwealth of Pennsylvania GO	4.000%	8/15/43	100	95
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	135	137
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	210	218
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	105	119
[8]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	300	320
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/34	65	73
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/35	55	62
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/41	75	71
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,110	1,111
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	195	195
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	105	107
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	175	179
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	100	106
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	125	139
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	95	95
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	250	278
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	525	587
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	85	85
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	215	239
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	50	50
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/37	125	124
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	30	31
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/38	200	197
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	540	527
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	50	51
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	120	120
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/41	80	69
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	485	462
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	75	75
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	305	308
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	35	28
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	15	15
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	150	139
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	335	342
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	100	106
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	485	445
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	25	26
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	20	18
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/44	500	512
	Philadelphia PA GO	5.000%	8/1/26	55	56
	Philadelphia PA GO	4.000%	8/1/35	50	50
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/31	200	220
40

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/34	65	73
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/35	120	135
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/38	85	92
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	145	148
[6]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/28	55	49
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	175	195
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	105	118
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	125	126
	School District of Philadelphia GO	5.000%	9/1/25	100	100
[2]	School District of Philadelphia GO	5.000%	9/1/25	10	10
[6]	School District of Philadelphia GO	5.000%	6/1/34	50	55
[1]	School District of Philadelphia GO	4.000%	9/1/43	485	456
[1]	School District of Philadelphia GO	3.000%	9/1/44	80	62
	School District of Philadelphia GO	5.000%	9/1/44	500	502
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	75	80
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	85	86
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	200	202
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	390	393
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	35	35
					19,993
Rhode Island (0.3%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	285	291
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	245	250
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	225	229
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	180	183
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	190	193
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/29	150	156
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/37	155	151
					1,453
South Carolina (0.6%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	365	376
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	95	101
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/41	350	334
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	125	133
	Horry County SC School District GO	5.000%	3/1/26	110	112
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/44	50	48
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	105	112
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	30	30
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	250	237
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/41	150	155
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	70	65
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	265	268
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	50	51
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	10	10
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	60	60
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	165	165
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/25	100	101
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	100	103
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/28	15	16
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	225	231
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/30	150	164
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	75	83
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/33	75	75
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/39	95	97
					3,127
Tennessee (0.4%)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/35	100	112
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	100	102
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/42	25	25
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/25	160	161
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/26	50	51
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/27	140	143
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/27	180	186
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/27	60	63
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/28	55	56
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/29	30	30
41

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/30	50	54
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/31	35	36
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/32	95	96
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	75	71
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/33	190	190
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/34	25	23
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/39	90	89
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/41	200	215
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/42	160	171
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/45	15	14
					1,888
Texas (9.6%)
	Alamo Community College District GO	5.000%	2/15/28	375	394
[9]	Aldine Independent School District GO	5.000%	2/15/45	100	101
[9]	Allen Independent School District GO	5.000%	2/15/26	250	254
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/44	100	92
[9]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	90	83
[9]	Arlington TX Independent School District GO	5.000%	2/15/26	175	178
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/44	205	189
	Austin Community College District GO	4.000%	8/1/40	50	47
	Austin Independent School District GO	5.000%	8/1/25	85	85
[9]	Austin Independent School District GO	5.000%	8/1/37	75	82
[9]	Austin Independent School District GO	5.000%	8/1/41	10	11
[9]	Austin Independent School District GO	5.000%	8/1/42	5	5
	Austin TX GO	5.000%	9/1/34	50	56
[9]	Barbers Hill Independent School District GO	4.000%	2/15/41	180	175
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	190	195
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	95	99
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	100	105
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	100	106
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	225	243
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	100	108
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/30	65	71
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	255	283
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	55	61
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	265	283
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/34	110	125
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/39	20	22
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/39	200	218
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	85	89
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	135	115
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	120	109
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	705	714
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	15	15
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	375	411
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/35	85	93
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	215	232
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	245	264
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	25	26
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	230	190
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	40	42
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	35	36
[9]	Clear Creek Independent School District GO	5.000%	2/15/31	80	88
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	50	50
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	20	19
[9]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	100	92
[9]	Conroe Independent School District GO	5.000%	2/15/37	200	220
[9]	Conroe Independent School District GO	5.000%	2/15/38	240	262
[9]	Conroe Independent School District GO	5.000%	2/15/39	215	233
[9]	Conroe Independent School District GO	5.000%	2/15/44	75	79
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	150	152
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	105	107
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	150	155
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	50	51
[9]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	350	379
[9]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	50	48
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	300	322
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	125	135
[8]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	90	98
42

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	55	59
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	101
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	110	111
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	315	318
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	100	103
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	240	255
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	40	43
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	285	316
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	55	59
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	150	152
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/34	100	112
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/35	150	167
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	15	16
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	100	107
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	100	102
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	240	250
[9]	Dallas Independent School District GO	5.000%	2/15/28	200	211
[9]	Dallas Independent School District GO	5.000%	2/15/29	150	160
[9]	Dallas Independent School District GO	5.000%	2/15/33	200	223
[9]	Dallas Independent School District GO	3.000%	2/15/35	165	152
[9]	Dallas Independent School District GO PUT	5.000%	2/15/28	170	178
[9]	Dallas Independent School District GO PUT	5.000%	2/15/29	15	16
[9]	Dallas Independent School District GO PUT	5.000%	2/15/30	15	16
[9]	Dallas Independent School District GO PUT	5.000%	2/15/31	40	43
	Dallas TX GO	5.000%	2/15/26	225	228
	Dallas TX GO	5.000%	2/15/28	200	210
	Dallas TX GO	5.000%	2/15/29	155	165
	Dallas TX GO	5.000%	2/15/31	65	71
[1]	Dallas TX GO	3.125%	2/15/35	90	81
[1]	Dallas TX GO	3.250%	2/15/37	115	101
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	70	71
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	150	154
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	180	184
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/43	400	377
[9]	Denton Independent School District GO	5.000%	8/15/35	210	232
[9]	Denton Independent School District GO	5.000%	8/15/38	175	189
[9]	Denton Independent School District GO	5.000%	8/15/43	270	284
[9]	Denton Independent School District GO, Prere.	5.000%	8/15/25	210	211
	El Paso TX GO	4.000%	8/15/42	200	185
	El Paso TX GO	4.000%	8/15/44	190	174
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	50	47
[9]	Fort Bend Independent School District GO PUT	4.000%	8/1/27	105	106
[3,9]	Fort Bend Independent School District GO PUT	3.800%	8/1/28	210	211
[9]	Frisco Independent School District GO	5.000%	8/15/36	80	84
[9]	Garland Independent School District GO	5.000%	2/15/34	185	206
[9]	Garland Independent School District GO	5.000%	2/15/35	175	194
[9]	Garland Independent School District GO	5.000%	2/15/36	665	731
[9]	Garland Independent School District GO	5.000%	2/15/38	150	162
[9]	Garland Independent School District GO	5.000%	2/15/40	30	32
[9]	Garland Independent School District GO	5.000%	2/15/41	150	159
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	115	118
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/36	105	108
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	75	77
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	295	299
	Harris County Flood Control District GO	5.000%	10/1/32	55	61
	Harris County Flood Control District GO	3.000%	10/1/41	45	37
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	50	50
	Harris County TX Highway Revenue	5.000%	8/15/25	180	181
	Harris County TX Highway Revenue	5.000%	8/15/30	125	127
	Harris County TX Highway Revenue	5.000%	8/15/31	240	244
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/29	250	268
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/32	115	120
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/33	270	295
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/39	175	188
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	40	41
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,040	1,069
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	510	539
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	290	313
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/38	275	298
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/42	125	53
43

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/34	435	489
[9]	Houston Independent School District GO	5.000%	2/15/28	75	78
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	250	278
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	25	25
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	420	420
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	75	75
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	95	97
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	300	305
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	110	122
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	55	56
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/43	100	94
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	125	115
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	15	13
	Houston TX GO	5.000%	3/1/26	105	107
	Houston TX GO	5.000%	3/1/27	425	431
	Houston TX GO	5.000%	3/1/29	100	107
	Houston TX GO	5.000%	3/1/34	160	176
[8]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/31	65	50
[8]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/32	60	44
[9]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	25	24
[9]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/43	335	356
[9]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/44	200	212
[9]	Irving Independent School District GO	5.000%	2/15/43	245	256
[9]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5	5
[9]	Lamar Consolidated Independent School District GO	4.000%	2/15/44	90	86
[9]	Leander Independent School District GO	0.000%	8/15/35	100	64
[9]	Leander Independent School District GO	0.000%	8/15/36	100	61
[9]	Leander Independent School District GO	0.000%	8/16/42	200	86
[9]	Leander Independent School District GO	0.000%	8/16/43	50	20
	Lewisville Independent School District GO	5.000%	8/15/25	150	151
[9]	Lewisville Independent School District GO	4.000%	8/15/26	10	10
[9]	Lewisville Independent School District GO	4.000%	8/15/27	65	65
[9]	Lewisville Independent School District GO	5.000%	8/15/29	360	388
[9]	Lewisville Independent School District GO	5.000%	8/15/36	300	328
[9]	Lewisville Independent School District GO	5.000%	8/15/39	30	32
[9]	Lewisville Independent School District GO	5.000%	8/15/40	135	144
[9]	Lewisville Independent School District GO	4.000%	8/15/41	70	68
[9]	Lewisville Independent School District GO	5.000%	8/15/42	120	126
[9]	Lewisville Independent School District GO	5.000%	8/15/43	110	115
[9]	Little Elm Independent School District GO PUT	3.700%	8/15/28	105	105
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	40	44
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	200	219
[9]	Midland Independent School District GO	4.000%	2/15/41	35	34
[9]	Midland Independent School District GO	4.000%	2/15/42	35	33
[9]	North East TX Independent School District GO	5.250%	2/1/27	15	16
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/44	95	86
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	120	122
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	165	167
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	580	587
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	75	78
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	90	91
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	35	35
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	150	151
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	20	21
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	290	292
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	200	202
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	20	22
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	100	101
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	155	168
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	100	110
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	425	434
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	295	327
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	45	50
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10	10
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	110	109
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	445	486
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/37	190	168
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	210	206
44

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	15	15
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	230	219
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	350	363
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	140	133
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	265	266
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	35	36
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	50	53
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	50	53
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	25	26
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	35	33
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	85	78
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/44	10	11
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	110	100
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	65	57
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	140	118
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	300	242
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	60	45
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	405	275
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	15	10
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	100	62
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/28	145	155
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	125	138
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	55	61
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	245	276
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	145	159
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/35	135	151
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/36	180	204
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/37	395	437
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	225	247
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	90	99
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	135	131
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/42	55	58
[9]	Plano Independent School District GO	5.000%	2/15/31	165	181
[9]	Plano Independent School District GO	5.000%	2/15/32	145	161
[9]	Plano Independent School District GO	5.000%	2/15/33	250	279
	Plano Independent School District GO	5.000%	2/15/34	35	39
	Plano Independent School District GO	5.000%	2/15/37	55	59
	Plano Independent School District GO	5.000%	2/15/38	20	22
	Plano Independent School District GO	5.000%	2/15/41	150	159
	Plano Independent School District GO	5.000%	2/15/42	105	110
	Plano Independent School District GO	5.000%	2/15/43	55	57
[9]	Round Rock Independent School District GO	5.000%	8/1/30	55	59
[9]	Round Rock Independent School District GO	4.000%	8/1/32	60	61
[9]	Round Rock Independent School District GO	2.750%	8/1/34	275	242
[9]	Round Rock Independent School District GO	4.000%	8/1/44	150	143
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/42	140	129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	250	254
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	50	52
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	210	221
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	155	158
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	160	163
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	160	160
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	65	69
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	70	74
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/42	235	248
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/42	105	112
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/43	100	107
	San Antonio Water System Water Revenue	5.000%	5/15/34	50	51
	San Antonio Water System Water Revenue	5.000%	5/15/38	145	159
	San Jacinto Community College District GO	4.000%	2/15/41	125	116
	Smith County TX GO	5.000%	8/15/43	10	10
[9]	Socorro Independent School District GO	5.000%	8/15/43	350	353
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/30	90	97
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/33	225	250
	Texas A&M University College & University Revenue	5.000%	5/15/28	50	52
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	110	111
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	60	60
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	300	309
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/32	100	112
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/33	275	309
45

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	10/1/27	325	327
	Texas GO	5.000%	10/1/29	275	286
	Texas GO	5.000%	10/1/29	35	35
	Texas GO	5.000%	10/1/30	155	161
	Texas GO	5.000%	10/1/31	255	256
	Texas GO	5.000%	10/1/33	115	119
	Texas GO	4.000%	10/1/36	50	49
	Texas GO	5.000%	10/1/36	50	50
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	585	556
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	95	89
[1]	Texas State Technical College & University Revenue	5.500%	8/1/42	95	103
	Texas State University System College & University Revenue	5.000%	3/15/27	200	207
	Texas State University System College & University Revenue	5.000%	3/15/28	155	160
	Texas State University System College & University Revenue	5.000%	3/15/29	50	52
	Texas State University System College & University Revenue	5.000%	3/15/31	40	41
	Texas Transportation Commission GO	5.000%	4/1/27	110	114
	Texas Transportation Commission GO	5.000%	4/1/29	425	455
	Texas Transportation Commission GO	5.000%	4/1/31	105	115
	Texas Transportation Commission GO	5.000%	4/1/33	600	669
	Texas Transportation Commission GO	5.000%	4/1/34	150	167
	Texas Water Development Board Water Revenue	5.000%	4/15/29	50	52
	Texas Water Development Board Water Revenue	5.000%	10/15/31	100	104
	Texas Water Development Board Water Revenue	4.000%	10/15/32	170	171
	Texas Water Development Board Water Revenue	4.000%	10/15/32	205	205
	Texas Water Development Board Water Revenue	3.000%	10/15/33	230	212
	Texas Water Development Board Water Revenue	4.000%	10/15/33	250	252
	Texas Water Development Board Water Revenue	4.000%	10/15/33	100	101
	Texas Water Development Board Water Revenue	3.000%	10/15/34	280	254
	Texas Water Development Board Water Revenue	4.000%	10/15/34	190	191
	Texas Water Development Board Water Revenue	3.000%	10/15/35	290	259
	Texas Water Development Board Water Revenue	4.000%	10/15/35	95	95
	Texas Water Development Board Water Revenue	4.000%	10/15/35	240	239
	Texas Water Development Board Water Revenue	4.000%	10/15/36	355	352
	Texas Water Development Board Water Revenue	4.000%	10/15/36	60	60
	Texas Water Development Board Water Revenue	4.000%	10/15/36	80	79
	Texas Water Development Board Water Revenue	4.450%	10/15/36	50	52
	Texas Water Development Board Water Revenue	4.000%	10/15/37	110	109
	Texas Water Development Board Water Revenue	4.000%	10/15/37	40	39
	Texas Water Development Board Water Revenue	4.500%	10/15/37	175	181
	Texas Water Development Board Water Revenue	5.000%	10/15/37	110	120
	Texas Water Development Board Water Revenue	4.000%	10/15/38	5	5
	Texas Water Development Board Water Revenue	4.550%	10/15/38	20	21
	Texas Water Development Board Water Revenue	5.000%	10/15/38	40	41
	Texas Water Development Board Water Revenue	5.000%	10/15/38	95	103
	Texas Water Development Board Water Revenue	3.000%	10/15/39	100	82
	Texas Water Development Board Water Revenue	4.600%	10/15/39	110	114
	Texas Water Development Board Water Revenue	4.000%	10/15/40	140	134
	Texas Water Development Board Water Revenue	5.000%	10/15/40	120	120
	Texas Water Development Board Water Revenue	5.000%	10/15/40	215	232
	Texas Water Development Board Water Revenue	5.000%	8/1/41	90	95
	Texas Water Development Board Water Revenue	4.000%	10/15/41	300	281
	Texas Water Development Board Water Revenue	4.700%	10/15/41	65	67
	Texas Water Development Board Water Revenue	4.000%	10/15/42	200	185
	Texas Water Development Board Water Revenue	4.750%	10/15/42	40	41
	Texas Water Development Board Water Revenue	4.000%	10/15/43	425	400
	Texas Water Development Board Water Revenue	4.000%	10/15/43	250	235
	University of Houston College & University Revenue	5.000%	2/15/42	110	115
	Williamson County TX GO	4.000%	2/15/26	120	121
	Williamson County TX GO	5.000%	2/15/30	50	54
	Williamson County TX GO	5.000%	2/15/31	160	174
[9]	Wylie Independent School District GO	3.000%	8/15/44	50	38
[9]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	150	151
					50,846
Utah (0.7%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	210	223
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	30	33
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	25	27
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	50	49
46

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/36	205	218
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	110	116
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	50	52
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	85	89
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	425	442
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	90	93
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	110	113
Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	75	79
Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	150	157
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	70	75
Utah GO	5.000%	7/1/28	190	202
Utah GO	5.000%	7/1/30	15	16
Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	350	354
Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	160	175
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	25	18
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	100	112
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	150	164
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	50	54
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	100	109
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	130	122
Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	270	270
Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	260	260
Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	70	70
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	190	190
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	55	55
				3,937
Vermont (0.0%)
University of Vermont & State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	65	62
Virginia (1.8%)
Fairfax County VA GO	4.000%	10/1/26	245	247
Fairfax County VA GO	4.000%	10/1/27	195	197
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	15	15
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	115	122
University of Virginia College & University Revenue	5.000%	4/1/38	600	612
University of Virginia College & University Revenue	5.000%	4/1/42	65	66
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	240	244
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	75	75
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	175	187
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	55	52
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	400	349
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	245	249
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	150	152
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	405	427
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	220	232
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	140	146
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	25	26
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	45	49
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	50	53
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	215	221
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/32	200	191
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	95	106
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/33	120	134
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	90	82
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	145	160
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	140	155
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/36	200	200
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	165	179
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/37	100	100
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	55	59
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	100	107
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/41	10	11
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/42	65	70
Virginia College Building Authority College & University Revenue	3.000%	9/1/26	40	40
Virginia College Building Authority Intergovernmental Agreement Revenue	5.000%	2/1/37	55	61
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	55	61
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/42	25	24
47

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	10	9
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/44	200	188
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/36	55	49
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	10	9
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	95	81
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	290	290
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	225	230
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	25	25
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/25	150	150
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/29	115	123
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/32	165	184
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/32	135	151
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/33	60	62
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/33	55	62
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/34	10	10
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/36	75	76
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/30	125	136
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	145	146
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	175	178
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	135	141
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	75	78
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/34	225	229
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	125	127
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	155	156
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	35	35
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/37	30	33
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	65	65
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	95	95
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	500	502
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	185	174
				9,255
Washington (4.7%)
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	200	213
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	50	55
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	50	55
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/34	105	115
Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	325	290
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	120	130
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	185	183
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	45	47
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	35	35
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	670	673
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	630	633
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	50	50
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	135	136
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	120	120
Energy Northwest Electric Power & Light Revenue (Subordinate Project)	5.000%	7/1/28	535	536
Energy Northwest Nuclear Revenue	5.000%	7/1/25	50	50
Energy Northwest Nuclear Revenue	5.000%	7/1/26	275	276
Energy Northwest Nuclear Revenue	5.000%	7/1/28	205	209
Energy Northwest Nuclear Revenue	4.000%	7/1/30	170	177
Energy Northwest Nuclear Revenue	5.000%	7/1/30	140	153
Energy Northwest Nuclear Revenue	5.000%	7/1/31	70	77
Energy Northwest Nuclear Revenue	5.000%	7/1/32	70	73
Energy Northwest Nuclear Revenue	5.000%	7/1/33	250	257
Energy Northwest Nuclear Revenue	5.000%	7/1/33	35	36
Energy Northwest Nuclear Revenue	5.000%	7/1/33	215	215
Energy Northwest Nuclear Revenue	5.000%	7/1/34	100	102
Energy Northwest Nuclear Revenue	5.000%	7/1/34	165	171
Energy Northwest Nuclear Revenue	5.000%	7/1/34	60	66
Energy Northwest Nuclear Revenue	5.000%	7/1/35	100	110
Energy Northwest Nuclear Revenue	5.000%	7/1/35	360	385
Energy Northwest Nuclear Revenue	5.000%	7/1/36	15	16
Energy Northwest Nuclear Revenue	5.000%	7/1/36	25	27
48

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/36	130	138
Energy Northwest Nuclear Revenue	5.000%	7/1/37	255	267
Energy Northwest Nuclear Revenue	5.000%	7/1/38	105	105
Energy Northwest Nuclear Revenue	5.000%	7/1/39	310	326
Energy Northwest Nuclear Revenue	5.000%	7/1/39	55	59
Energy Northwest Nuclear Revenue	5.000%	7/1/40	160	172
Energy Northwest Nuclear Revenue	5.000%	7/1/41	200	210
Energy Northwest Nuclear Revenue	4.000%	7/1/42	150	142
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/25	240	241
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	115	115
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	265	271
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	55	56
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	55	57
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	65	67
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	85	85
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/33	100	112
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	250	259
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	125	129
Franklin County School District No. 1 Pasco GO	5.500%	12/1/40	15	17
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/36	75	77
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/41	405	432
King County School District No. 411 Issaquah GO	3.000%	12/1/30	125	120
King County School District No. 411 Issaquah GO	4.000%	12/1/31	70	70
King County School District No. 411 Issaquah GO	5.000%	12/1/32	160	163
King County School District No. 414 Lake Washington GO	4.000%	12/1/28	250	258
King County WA GO	4.000%	1/1/26	105	106
King County WA GO	4.000%	1/1/27	130	132
King County WA GO	5.000%	1/1/30	105	114
King County WA GO	4.000%	7/1/30	100	102
King County WA GO	5.000%	1/1/32	110	121
King County WA Sewer Revenue	4.000%	7/1/30	330	332
King County WA Sewer Revenue	5.000%	1/1/34	150	168
King County WA Sewer Revenue	4.000%	7/1/41	500	472
Pierce County School District No. 10 Tacoma GO	4.000%	12/1/42	100	97
Pierce County School District No. 403 Bethel GO	5.000%	12/1/43	30	32
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	50	55
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/31	50	55
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	15	14
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/44	55	50
Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,125	1,128
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/40	35	38
Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	540	565
Spokane County School District No. 81 Spokane GO	4.000%	12/1/38	55	55
Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	100	100
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	100	93
University of Washington College & University Revenue	4.000%	6/1/37	110	110
University of Washington College & University Revenue	4.000%	12/1/41	50	46
University of Washington College & University Revenue	3.125%	7/1/42	100	79
Washington GO	5.000%	7/1/25	100	100
Washington GO	5.000%	7/1/25	100	100
Washington GO	4.000%	7/1/26	250	253
Washington GO	4.000%	7/1/26	185	187
Washington GO	4.000%	7/1/26	395	400
Washington GO	4.000%	7/1/27	115	118
Washington GO	5.000%	7/1/27	500	522
Washington GO	5.000%	8/1/28	180	187
Washington GO	5.000%	8/1/28	440	456
Washington GO	5.000%	8/1/28	50	53
Washington GO	5.000%	7/1/29	200	215
Washington GO	5.000%	8/1/29	70	75
Washington GO	5.000%	7/1/30	140	153
Washington GO	5.000%	8/1/30	175	181
Washington GO	5.000%	8/1/30	105	109
Washington GO	5.000%	8/1/30	40	44
Washington GO	5.000%	7/1/31	85	86
Washington GO	5.000%	7/1/31	65	72
Washington GO	5.000%	7/1/31	185	205
Washington GO	5.000%	8/1/31	75	83
Washington GO	5.000%	8/1/31	55	61
Washington GO	5.000%	7/1/32	50	51
49

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	7/1/32	50	51
	Washington GO	5.000%	8/1/32	115	119
	Washington GO	5.000%	7/1/33	120	135
	Washington GO	5.000%	8/1/33	130	132
	Washington GO	5.000%	8/1/33	120	133
	Washington GO	5.000%	8/1/33	145	164
	Washington GO	5.000%	2/1/34	50	55
	Washington GO	5.000%	8/1/34	320	329
	Washington GO	5.000%	8/1/34	65	74
	Washington GO	5.000%	8/1/34	55	62
	Washington GO	5.000%	8/1/35	410	445
	Washington GO	5.000%	8/1/35	10	11
	Washington GO	5.000%	8/1/35	50	56
	Washington GO	5.000%	2/1/36	75	80
	Washington GO	5.000%	2/1/36	35	38
	Washington GO	5.000%	8/1/36	170	187
	Washington GO	5.000%	8/1/36	140	156
	Washington GO	5.000%	8/1/36	90	99
	Washington GO	5.000%	8/1/36	125	136
	Washington GO	5.000%	7/1/37	85	93
	Washington GO	5.000%	8/1/37	25	27
	Washington GO	5.000%	2/1/38	70	74
	Washington GO	5.000%	2/1/38	75	76
	Washington GO	5.000%	8/1/38	550	603
	Washington GO	5.000%	8/1/38	220	229
	Washington GO	5.000%	2/1/39	40	41
	Washington GO	5.000%	2/1/39	25	27
	Washington GO	5.000%	8/1/39	45	48
	Washington GO	5.000%	8/1/39	150	164
	Washington GO	5.000%	8/1/39	210	218
	Washington GO	5.000%	8/1/39	295	322
[3]	Washington GO	5.000%	8/1/39	150	165
	Washington GO	5.000%	2/1/40	125	128
	Washington GO	5.000%	8/1/40	190	203
	Washington GO	5.000%	8/1/40	75	78
	Washington GO	5.000%	2/1/41	50	53
	Washington GO	5.000%	2/1/41	280	285
	Washington GO	5.000%	8/1/41	20	21
	Washington GO	5.000%	2/1/42	200	207
	Washington GO	5.000%	2/1/42	145	152
	Washington GO	5.000%	2/1/42	50	53
	Washington GO	5.000%	8/1/42	115	122
	Washington GO	5.000%	8/1/42	100	102
	Washington GO	5.000%	2/1/43	65	69
	Washington GO	5.000%	8/1/43	145	151
	Washington GO	5.000%	8/1/43	140	143
	Washington GO	5.000%	8/1/43	75	79
	Washington GO	5.000%	8/1/43	100	105
	Washington GO	5.000%	2/1/44	60	62
	Washington GO	5.000%	2/1/44	100	104
	Washington GO	5.000%	2/1/44	640	672
	Washington GO	5.000%	2/1/44	65	66
	Washington GO	5.000%	8/1/44	35	37
	Whatcom County WA School District No. 501 Bellingham GO	5.000%	12/1/39	120	128
					24,963
West Virginia (0.0%)
	West Virginia GO	5.000%	12/1/41	25	26
	West Virginia GO	4.000%	6/1/43	20	18
					44
Wisconsin (1.2%)
	Franklin Public School District GO	4.000%	4/1/45	100	96
	Green Bay Area Public School District GO	5.000%	4/1/27	185	192
	Mount Pleasant WI Tax Allocation Tax Increment/Allocation Revenue	5.000%	4/1/43	100	102
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	50	50
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/26	1,000	1,019
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	300	311
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	160	166
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	104
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	165	178
50

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	125	136
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	50	56
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	50	56
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/33	560	628
	Wisconsin GO	5.000%	5/1/25	110	110
	Wisconsin GO	5.000%	11/1/25	100	101
	Wisconsin GO	5.000%	5/1/26	175	179
	Wisconsin GO	5.000%	5/1/26	500	510
	Wisconsin GO	5.000%	5/1/27	135	140
	Wisconsin GO	5.000%	5/1/27	50	52
	Wisconsin GO	5.000%	11/1/28	235	244
	Wisconsin GO	5.000%	11/1/28	50	52
	Wisconsin GO	5.000%	5/1/30	115	125
	Wisconsin GO	5.000%	5/1/30	120	131
	Wisconsin GO	5.000%	5/1/31	20	22
	Wisconsin GO	5.000%	5/1/31	165	182
	Wisconsin GO	5.000%	5/1/32	110	110
	Wisconsin GO	5.000%	5/1/32	230	257
	Wisconsin GO	5.000%	5/1/34	185	210
	Wisconsin GO	5.000%	5/1/35	75	83
	Wisconsin GO	5.000%	5/1/35	25	28
	Wisconsin GO	5.000%	5/1/37	20	22
	Wisconsin GO	5.000%	5/1/38	450	496
	Wisconsin GO	5.000%	5/1/38	50	56
	Wisconsin GO	5.000%	5/1/39	15	16
					6,220
Total Tax-Exempt Municipal Bonds (Cost $533,023)					525,529
				Shares
Temporary Cash Investments (1.3%)
Investment Company (1.3%)
[10]	Vanguard Municipal Low Duration Fund (Cost $6,818)	3.218%		681,781	6,818
Total Investments (100.5%) (Cost $539,841)					532,347
Other Assets and Liabilities—Net (-0.5%)					(2,884)
Net Assets (100%)					529,463
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
10	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.

See accompanying Notes, which are an integral part of the Financial Statements.
51

Intermediate-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $533,023)	525,529
Affiliated Issuers (Cost $6,818)	6,818
Total Investments in Securities	532,347
Investment in Vanguard	12
Receivables for Investment Securities Sold	10
Receivables for Accrued Income	6,941
Total Assets	539,310
Liabilities
Due to Custodian	24
Payables for Investment Securities Purchased	9,807
Payables to Vanguard	16
Total Liabilities	9,847
Net Assets	529,463
At April 30, 2025, net assets consisted of:

Paid-in Capital	535,767
Total Distributable Earnings (Loss)	(6,304)
Net Assets	529,463

Net Assets
Applicable to 5,400,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	529,463
Net Asset Value Per Share	$98.05

See accompanying Notes, which are an integral part of the Financial Statements.
52

Intermediate-Term Tax-Exempt Bond ETF
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Interest[1]	5,997
Total Income	5,997
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5
Management and Administrative	112
Marketing and Distribution	14
Custodian Fees	3
Shareholders’ Reports and Proxy Fees	4
Trustees’ Fees and Expenses	—
Other Expenses	5
Total Expenses	143
Net Investment Income	5,854
Realized Net Gain (Loss) on Investment Securities Sold[1]	(122)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(6,443)
Net Increase (Decrease) in Net Assets Resulting from Operations	(711)
1	Interest income from an affiliated company of the fund was $69. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Intermediate-Term Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	January 26, 2024[1] to October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,854	3,625
Realized Net Gain (Loss)	(122)	(21)
Change in Unrealized Appreciation (Depreciation)	(6,443)	(1,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	(711)	2,553
Distributions
Total Distributions	(5,198)	(2,948)
Capital Share Transactions
Issued	261,515	274,252
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	261,515	274,252
Total Increase (Decrease)	255,606	273,857
Net Assets
Beginning of Period	273,857	—
End of Period	529,463	273,857
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
54

Intermediate-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	January 26, 2024[1] to October 31, 2024
Net Asset Value, Beginning of Period	$99.58	$100.00
Investment Operations
Net Investment Income[2]	1.605	2.425
Net Realized and Unrealized Gain (Loss) on Investments	(1.628)	(.973)
Total from Investment Operations	(.023)	1.452
Distributions
Dividends from Net Investment Income	(1.507)	(1.872)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.507)	(1.872)
Net Asset Value, End of Period	$98.05	$99.58
Total Return	-0.04%	1.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$529	$274
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3,4]
Ratio of Net Investment Income to Average Net Assets	3.26%	3.17%[3]
Portfolio Turnover Rate	11%	30%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
55

Intermediate-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $12,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
56

Intermediate-Term Tax-Exempt Bond ETF
The following table summarizes the market value of the fund’s investments as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	525,529	—	525,529
Temporary Cash Investments	6,818	—	—	6,818
Total	6,818	525,529	—	532,347
D.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	539,852
Gross Unrealized Appreciation	701
Gross Unrealized Depreciation	(8,206)
Net Unrealized Appreciation (Depreciation)	(7,505)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $19,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2025, the fund purchased $289,285,000 of investment securities and sold $40,219,000 of investment securities, other than temporary cash investments.
F.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2025	January 26, 2024[1] to October 31, 2024
	Shares (000)	Shares (000)
Issued	2,650	2,750
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	2,650	2,750
1	Inception.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
57

Intermediate-Term Tax-Exempt Bond ETF
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0372 062025
58

Financial Statements
For the period ended April 30, 2025
Vanguard Core Tax-Exempt Bond ETF

Contents
Financial Statements	1

Core Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.5%)
Alabama (5.4%)
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/26	470	469
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/29	650	639
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/26	100	101
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	800	823
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	1,675	1,676
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	65	65
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	90	90
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	850	888
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	75	79
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	150	159
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	50	52
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	800	785
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/32	150	156
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/34	310	327
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	150	161
	Homewood Educational Building Authority College & University Revenue	4.000%	12/1/37	140	129
	Jefferson County AL Sewer Revenue	5.000%	10/1/35	50	54
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	180	187
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	50	52
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	245	245
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	250	261
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	125	131
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/33	375	396
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/35	685	702
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	155	154
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	125	132
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	665	683
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	800	827
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	35	36
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/31	400	419
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/32	250	262
	University of Alabama College & University Revenue	4.000%	7/1/50	510	454
[1]	Walker County AL Board of Education Special Tax Revenue	4.250%	3/1/54	250	227
					11,821
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/54	100	109
Arizona (0.6%)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/51	500	416
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/54	135	132
[2]	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/55	100	110
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.250%	1/1/37	415	372
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	315	334
					1,364
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	465	471
[3]	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/27	150	150
	Fayetteville School District No. 1 GO	2.750%	6/1/46	155	108
					729
California (7.9%)
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	100	82
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	175	115
	Antelope Valley Community College District GO	0.000%	2/1/50	100	31
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	225	223
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	215	215
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	60	62
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	1,215	1,301
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	900	948
1

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	80	84
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	1,000	1,048
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	205	211
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/33	745	797
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	120	120
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	325	342
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	275	272
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/35	300	309
	California GO	4.000%	10/1/39	100	98
	California GO	4.125%	3/1/49	100	95
	California GO	5.000%	3/1/49	100	106
	California GO	5.000%	3/1/55	100	105
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	455	374
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/47	150	113
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	235	208
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	490	504
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	500	483
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	420	427
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	160	138
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	175	178
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/28	100	98
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	100	88
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/59	265	242
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/65	500	519
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/54	900	820
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	170	177
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	420	433
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	100	102
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/35	210	222
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/56	200	132
[6]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/45	300	282
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	95	105
	Los Angeles CA Unified School District GO	5.250%	7/1/49	130	139
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	70	71
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	95	96
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	100	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	175	176
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	160	163
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	120	122
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	55	55
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	295	295
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/27	95	98
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	95	99
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	90	95
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	30	31
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	80	80
	Metropolitan Water District of Southern California Water Revenue PUT	5.000%	7/1/29	20	21
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	85	101
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	275	288
	Oro Grande Elementary School District COP	4.000%	9/15/26	100	100
	Palomar Health GO	4.000%	8/1/35	15	13
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.000%	5/15/42	895	751
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	185	188
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/42	80	84
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/36	140	89
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/35	300	329
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/35	305	325
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/38	250	262
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	275	277
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	195	204
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	100	96
	University of California College & University Revenue	5.000%	5/15/39	160	177
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/39	50	41
					17,182
Colorado (1.9%)
	Adams County CO COP	4.000%	12/1/54	100	90
[2]	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/50	165	172
[2]	Board of Governors of Colorado State University System College & University Revenue	5.250%	3/1/55	175	181
2

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/29	150	154
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/37	265	293
	Brighton CO Water Activity Water Revenue (Water System Project)	4.000%	6/1/50	500	457
	Brighton CO Water Activity Water Revenue (Water System Project)	4.250%	6/1/55	525	487
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/36	50	47
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	260	257
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.250%	8/1/49	500	380
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	160	160
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	100	102
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	385	385
[2]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/55	135	150
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/27	165	165
[1]	Gypsum CO Sewer Revenue	4.000%	12/1/49	135	124
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	400	396
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	220	214
					4,214
Connecticut (0.8%)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	50	51
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	125	136
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	925	921
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	160	157
[2]	Hartford CT Special Obligation Revenue	5.000%	7/15/34	100	111
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/27	100	99
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.500%	10/1/55	100	101
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue	6.250%	10/1/60	100	97
					1,673
District of Columbia (0.9%)
	District of Columbia College & University Revenue	4.000%	10/1/42	245	218
	District of Columbia GO	5.000%	8/1/44	115	121
	District of Columbia GO	5.000%	8/1/49	375	389
[3]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/28	100	104
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	105	105
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/28	100	104
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/28	100	99
	District of Columbia Income Tax Revenue	5.000%	3/1/33	145	154
	District of Columbia Income Tax Revenue	5.000%	7/1/37	90	97
	District of Columbia Income Tax Revenue	5.000%	7/1/38	50	53
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	75	76
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	95	51
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	55	30
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	400	407
					2,008
Florida (3.7%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	475	346
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/56	100	110
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	70	71
	Broward County FL School District COP	5.000%	7/1/32	160	170
	Broward County FL Tourist Development Miscellaneous Taxes Revenue (Convention Center Expansion Project)	4.000%	9/1/39	250	247
[6]	Capital Trust Agency Inc. Charter School Aid Revenue (Academir Charter Schools Inc. Project)	4.000%	7/1/41	200	170
[6]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/26	100	100
	Citrus County FL Water & Wastewater System Water Revenue	2.750%	10/1/35	190	162
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	300	251
[6]	Florida Development Finance Corp. Charter School Aid Revenue (Imagine School at Broward Project)	5.000%	12/15/34	50	51
[6]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/40	150	138
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/57	105	99
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	150	151
	Florida Higher Educational Facilities Financial Authority College & University Revenue	4.000%	10/1/37	85	78
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	255	180
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.650%	7/1/55	250	244
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	50	51
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	160	163
[5]	Florida State Board of Governors College & University Revenue	5.000%	10/1/42	70	74
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/44	50	51
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/41	225	191
	Hallandale Beach FL Utility System Water Revenue	4.000%	8/1/54	275	239
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/51	175	159
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	3.500%	8/1/55	215	160
3

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.400%	5/1/55	100	96
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	60	63
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/27	195	196
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	255	256
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	100	101
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	225	227
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/45	50	52
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/46	325	328
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	85	86
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project)	4.880%	3/1/46	200	197
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	150	150
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	50	47
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	350	350
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	145	145
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	10/1/56	200	190
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/28	50	50
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/44	430	329
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/35	150	156
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	195	154
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	225	194
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/37	125	110
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	100	100
	Tallahassee FL Sales Tax Revenue	5.000%	10/1/49	80	82
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	80	80
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.550%	5/1/55	100	97
[6]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/29	550	542
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/30	100	100
					8,134
Georgia (2.5%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	220	220
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/28	100	98
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	100	99
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	460	433
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	350	300
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/44	100	102
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/34	50	49
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	175	175
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	3.350%	12/1/41	80	66
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.700%	12/1/55	250	247
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	80	82
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	100	100
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	150	156
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/49	200	202
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	250	250
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	170	170
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	500	498
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	210	217
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	305	302
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	150	155
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	220	231
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	150	157
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	75	79
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/32	100	106
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	535	555
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	55	49
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	100	102
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/45	40	39
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/31	200	195
					5,434
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	75	77
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/39	85	86
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/42	60	60
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	100	103
4

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	100	105
					431
Hawaii (0.1%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/49	100	104
Idaho (0.1%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project)	4.375%	3/1/53	100	91
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Lukes's Health System Project) PUT	5.000%	3/1/35	100	109
					200
Illinois (9.3%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	210	217
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/36	100	101
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/37	250	254
[4]	Chicago Board of Education GO	0.000%	12/1/26	250	234
	Chicago Board of Education GO	5.000%	12/1/29	100	102
	Chicago Board of Education GO	5.000%	12/1/30	150	152
	Chicago Board of Education GO	5.000%	12/1/35	300	303
	Chicago Board of Education GO	5.000%	12/1/36	500	484
	Chicago Board of Education GO	5.000%	12/1/36	300	302
	Chicago Board of Education GO	5.000%	12/1/42	200	186
	Chicago Board of Education GO	7.000%	12/1/44	180	181
	Chicago IL GO	5.000%	1/1/28	230	236
	Chicago IL GO	0.000%	1/1/32	75	57
	Chicago IL GO	5.000%	1/1/34	240	249
	Chicago IL GO	4.000%	1/1/35	230	216
	Chicago IL GO	4.000%	1/1/35	150	141
	Chicago IL GO	5.500%	1/1/43	55	56
	Chicago IL GO	5.000%	1/1/44	150	147
[4]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/27	100	94
[7]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	235	247
[7]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	235	254
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	180	181
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	205	207
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	85	85
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	450	450
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	345	345
[5]	Chicago Park District GO	5.000%	1/1/39	100	103
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	270	270
[5]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	145	144
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	4.250%	12/1/47	350	331
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	3.000%	1/1/35	110	100
	Elmhurst Park District GO	4.250%	12/15/49	120	114
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	60	60
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	75	77
	Illinois Finance Authority College & University Revenue	5.000%	4/1/32	240	264
	Illinois Finance Authority College & University Revenue	4.000%	9/1/37	100	85
	Illinois Finance Authority College & University Revenue	5.000%	5/15/43	65	67
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/30	500	510
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	100	102
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	975	920
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	250	257
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	150	152
[7]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/39	100	88
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/39	220	179
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	180	185
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	525	535
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	115	116
	Illinois Finance Authority Lease Revenue	4.000%	7/1/33	150	151
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	265	271
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	160	163
	Illinois Finance Authority Water Revenue	5.000%	7/1/37	105	111
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	50	49
	Illinois GO	5.000%	6/1/26	145	147
	Illinois GO	5.000%	5/1/29	180	187
	Illinois GO	5.000%	3/1/31	210	223
	Illinois GO	5.000%	5/1/32	95	102
	Illinois GO	5.000%	12/1/32	50	54
	Illinois GO	5.000%	5/1/35	100	105
5

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.250%	3/1/37	250	265
	Illinois GO	5.000%	5/1/37	60	63
	Illinois GO	4.000%	7/1/37	560	526
	Illinois GO	5.250%	5/1/39	50	53
	Illinois GO	5.000%	5/1/40	30	30
	Illinois GO	5.000%	5/1/41	150	154
	Illinois GO	4.000%	10/1/43	200	173
	Illinois GO	4.000%	10/1/48	1,250	1,058
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	2/1/35	65	58
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/27	50	50
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/28	50	50
	Illinois Sales Tax Revenue	5.000%	6/15/35	65	70
	Illinois Sales Tax Revenue	5.000%	6/15/40	155	163
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	170	187
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	125	137
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	430	464
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	125	125
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	110	114
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	125	127
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	100	102
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	230	212
	Lincoln Land Community College District No. 526 GO	4.000%	12/15/44	750	672
[7]	Macon County School District No. 61 Decatur GO	5.000%	12/1/40	250	255
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/43	785	712
	McHenry & Lake Counties Community High School District No. 155 Crystal Lake GO	4.000%	6/30/44	860	775
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	200	137
[2]	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/55	780	798
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	100	105
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	235	255
	Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	420	449
[5]	University of Illinois College & University Revenue	3.000%	4/1/36	60	53
					20,165
Indiana (0.8%)
	Ball State University College & University Revenue	5.000%	7/1/25	200	200
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	180	185
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	140	136
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/60	100	98
[2]	Indiana Finance Authority Sewer Revenue (State Revolving Fund Program)	5.000%	2/1/42	250	267
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	385	387
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/43	70	74
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	255	231
[5]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	50	53
					1,631
Iowa (0.2%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	250	202
	University of Iowa Facilities Corp. College & University Revenue (Health Sciences Academic Building Project)	4.250%	6/1/49	235	224
					426
Kansas (0.3%)
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	65	71
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/28	100	100
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/41	50	41
[5]	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/55	400	416
					628
Kentucky (2.0%)
	Kentucky Bond Development Corp. College & University Revenue	4.500%	6/1/48	70	65
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/35	135	145
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	200	202
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	155	163
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	85	86
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	65	65
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	935	930
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	200	200
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	355	356
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	35	35
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/29	220	231
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	55	57
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	100	106
6

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	840	880
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	430	440
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/37	185	164
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	170	130
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	90	74
					4,329
Louisiana (0.9%)
[8]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.552%	5/1/43	85	85
[3]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	100	103
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/1/26	65	66
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/29	305	321
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/31	100	107
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/46	25	25
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	390	407
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/35	80	80
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	185	185
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	60	62
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/26	455	446
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	110	108
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	50	49
					2,044
Maryland (1.2%)
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/41	200	201
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/44	150	146
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	3/1/56	400	445
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	250	253
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	370	370
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	100	99
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	680	563
[3]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/34	400	395
	Prince George's County MD GO	5.000%	7/1/25	195	195
					2,667
Massachusetts (6.0%)
[2]	Commonwealth of Massachusetts GO	5.000%	7/1/35	125	142
	Commonwealth of Massachusetts GO	5.000%	5/1/36	210	234
	Commonwealth of Massachusetts GO	5.000%	11/1/42	430	459
	Commonwealth of Massachusetts GO	3.625%	5/1/43	200	176
	Commonwealth of Massachusetts GO	5.000%	7/1/45	85	87
[4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	210	231
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	300	300
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	195	202
[5]	Easton MA GO	4.125%	3/1/53	840	758
	Everett MA GO	2.000%	1/15/35	80	65
	Lynnfield MA GO	4.000%	2/1/45	750	702
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	150	152
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	365	375
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	200	200
	Massachusetts Development Finance Agency College & University Revenue	4.125%	10/1/32	205	192
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	60	60
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	525	525
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/38	100	107
	Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	100	98
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	500	519
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	150	104
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	400	397
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/35	305	341
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	801
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	115	115
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	95	98
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	100	104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	9/1/33	50	48
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	100	108
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.375%	7/1/36	50	44
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	170	171
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	25	26
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	580	580
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	170	167
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	250	250
7

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	200	201
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	7/1/54	100	93
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	1.000%	8/15/31	875	928
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/31	290	279
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	150	135
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	100	101
	Milton MA GO	4.000%	8/15/50	70	65
	Northeast Metropolitan Regional Vocational School District GO	4.000%	5/15/54	325	285
	Quincy MA BAN GO	5.000%	7/25/25	1,000	999
	Tisbury MA GO	3.000%	8/15/47	275	203
	Tri-County MA Regional Vocational Technical School District GO	4.000%	6/1/45	345	320
	Westwood MA GO	4.000%	8/15/52	290	264
[1]	Worcester MA GO	4.000%	2/15/47	315	287
					13,098
Michigan (2.0%)
	Detroit MI GO	5.000%	4/1/30	75	77
	Forest Hills MI Public Schools GO	5.000%	5/1/43	500	530
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/31	105	106
	Kent Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,000	922
[9]	L'Anse Creuse Public Schools GO	5.000%	5/1/49	45	47
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	375	388
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	170	172
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/33	385	355
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	55	58
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/57	105	110
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	325	327
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	400	402
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.700%	10/1/54	290	285
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/55	250	272
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	100	101
	Southfield MI GO	3.000%	5/1/36	100	89
					4,241
Minnesota (0.5%)
	Anoka MN GO	4.000%	2/1/42	50	49
	Minnesota (State Office Building Project) COP	5.000%	11/1/39	65	70
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	130	130
[8]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.921%	12/1/52	200	199
	Rochester MN Health, Hospital, Nursing Home Revenue	4.375%	11/15/53	450	435
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	200	206
					1,089
Mississippi (0.6%)
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	90	88
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/29	80	73
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/29	575	598
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/27	250	258
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/30	300	315
					1,332
Missouri (1.1%)
	Kansas City MO GO	5.000%	2/1/44	600	620
	Kansas City MO School District COP	5.000%	4/1/41	100	104
	Kansas City MO School District COP	5.000%	4/1/42	100	103
	Kansas City MO Special Obligation Revenue (Missouri Project)	5.500%	4/1/50	500	534
	Kansas City MO Special Obligation Revenue (Missouri Project)	4.500%	4/1/55	500	473
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	190	197
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	11/15/47	115	96
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	150	134
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	150	157
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	3.250%	12/1/28	75	75
					2,493
Multiple States (0.1%)
[10]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.684%	10/25/40	124	127
[8,10]	Freddie Mac Multifamily ML Certificates	4.615%	8/25/41	125	129
					256
8

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	675	699
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	240	240
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.600%	9/1/50	400	394
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/49	80	73
	Sarpy County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	3.000%	5/15/46	265	193
					1,599
Nevada (0.7%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/30	75	76
	Clark County School District GO	5.000%	6/15/39	110	118
[1,2]	Clark County School District GO	4.000%	6/15/43	100	93
	Nevada Housing Division Local or Guaranteed Housing Revenue	3.500%	4/1/51	670	661
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	415	429
[5]	North Las Vegas NV GO	3.000%	6/1/37	120	104
					1,481
New Hampshire (0.5%)
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	963	947
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	25	26
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	65	65
					1,038
New Jersey (1.5%)
[6]	Camden County Improvement Authority Charter School Aid Revenue (Camden Prep High School Project)	5.000%	7/15/32	170	176
[6]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/30	150	149
[5]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/55	50	55
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	170	170
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	160	162
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	90	85
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	150	127
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	125	89
	New Jersey GO	5.000%	6/1/26	930	949
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	50	50
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	100	88
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	390	409
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	200	211
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	225	246
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/55	280	291
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	50	27
					3,284
New Mexico (0.3%)
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	100	100
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	2.700%	7/1/40	85	65
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	105	106
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	200	200
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/30	240	251
					722
New York (10.9%)
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/37	70	72
[6]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	100	76
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/48	300	302
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	200	183
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/39	80	87
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/41	165	176
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/48	240	247
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	355	363
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/49	55	56
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	275	278
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/54	415	429
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	145	143
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/43	90	95
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/44	300	315
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/47	400	415
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/36	500	538
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	470	482
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	150	134
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,000	1,044
9

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	400	400
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	255	254
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	175	153
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	210	210
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/31	100	101
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/40	70	49
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	100	70
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	490	487
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	75	75
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/29	100	101
[7]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/38	185	132
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	105	75
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	150	153
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/46	240	174
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	60	62
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	170	137
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/54	300	271
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/54	260	245
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	250	252
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/47	105	86
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	400	404
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	200	207
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/35	280	261
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/36	250	220
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	55	53
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/40	75	81
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	85	89
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	185	204
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/38	280	305
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	60	65
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	290	313
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	210	226
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	280	302
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/41	145	155
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	65	69
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/42	160	169
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	385	407
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	80	85
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	155	162
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	105	110
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/44	75	79
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	11/1/49	100	108
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/51	70	74
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	145	152
	New York City Transitional Finance Authority Income Tax Revenue	4.125%	11/1/53	100	91
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/53	190	196
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	80	58
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/38	100	52
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	85	96
[5]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	270	192
[7]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	90	63
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	110	76
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.600%	10/1/54	150	146
	New York NY GO	5.000%	8/1/29	430	437
	New York NY GO	5.000%	8/1/32	385	421
	New York NY GO	5.000%	12/1/33	400	407
	New York NY GO	5.000%	3/1/39	520	562
	New York NY GO	5.000%	9/1/42	515	547
	New York NY GO	5.000%	4/1/43	355	375
	New York NY GO	5.250%	4/1/54	145	152
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	100	108
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	75	78
[11]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	550	626
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	50	46
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	115	117
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	70	71
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/33	245	209
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	150	156
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	100	105
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	365	395
10

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	155	165
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	50	51
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/28	100	98
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/39	50	39
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/40	105	77
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	200	195
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	165	162
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	95	93
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	395	388
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	300	291
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/32	100	99
	New York State Thruway Authority Highway Revenue	5.000%	1/1/38	110	120
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/29	145	148
[2]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/35	100	112
[2]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/50	100	98
	Onondaga County Water Authority Water Revenue	3.000%	9/15/39	190	162
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	195	195
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	140	117
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	400	404
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	520	528
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	35	35
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	345	379
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/43	250	263
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/44	165	173
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	225	205
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	40	39
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	90	94
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	40	34
					23,768
North Carolina (0.7%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/27	30	30
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	150	158
	Harnett County NC Intergovernmental Agreement Revenue	4.250%	4/1/45	625	598
	North Carolina Appropriations Revenue	2.000%	3/1/36	380	295
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	120	113
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	35	35
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	150	156
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	150	147
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	85	89
					1,621
North Dakota (0.1%)
	North Dakota State Board of Higher Education Local or Guaranteed Housing Revenue	3.250%	4/1/37	130	118
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	30	31
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/43	150	150
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/44	100	88
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	895	781
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	540	470
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/55	375	390
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	290	287
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/51	245	242
	Grandview Heights City School District GO	5.000%	12/1/54	350	361
	Grandview Heights City School District GO	5.000%	12/1/58	100	103
[5]	Lockland Local School District GO	2.375%	12/1/41	100	68
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	195	160
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	150	103
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/33	100	100
	New Albany Plain Local School District GO	4.250%	12/1/61	200	186
	Norwalk City School District GO	5.000%	11/1/61	250	255
	Ohio Health, Hospital, Nursing Home Revenue	3.375%	1/1/38	255	233
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/46	185	164
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	90	90
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/30	160	165
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	205	188
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/31	210	221
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	200	207
11

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	9/1/55	200	198
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/56	100	110
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	70	69
[3]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/27	100	100
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	55	55
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	355	377
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	140	141
[5]	Southwest Licking Local School District (School Facilities Project) COP	3.000%	12/1/35	65	58
	Springfield-Clark County Career Technology Center GO	5.000%	10/1/61	400	405
	University of Akron College & University Revenue	5.000%	1/1/27	200	200
					6,756
Oklahoma (0.4%)
	Oklahoma Development Finance Authority Lease (Appropriation) Revenue	4.125%	6/1/49	235	228
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	6.250%	9/1/56	300	333
[2]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/41	100	106
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/50	100	106
					773
Oregon (0.9%)
	Oregon (Article Xi-Q-State Project) GO	5.000%	5/1/41	100	108
	Oregon City School District No. 62 GO	5.000%	6/15/49	400	414
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/35	215	239
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	95	99
[2]	Oregon State Lottery Revenue	5.000%	4/1/35	750	847
[2]	Oregon State Lottery Revenue	5.000%	4/1/41	100	108
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/54	70	72
					1,887
Pennsylvania (3.4%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	215	198
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	500	522
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/30	100	101
	Commonwealth of Pennsylvania GO	5.000%	1/15/28	220	227
	Commonwealth of Pennsylvania GO	5.000%	8/15/35	140	156
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	50	50
	Commonwealth of Pennsylvania GO	5.000%	8/15/36	50	55
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/31	115	115
[6]	Delaware County PA IDA Charter School Aid Revenue	5.125%	6/1/46	150	143
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	65	64
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	75	58
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - Aicup Financing Program)	4.000%	5/1/36	100	92
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	150	150
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/27	185	173
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/48	50	40
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	200	200
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/31	540	549
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	3.125%	8/15/35	245	221
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	3.250%	5/1/35	80	68
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	695	738
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	500	503
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	5/1/37	250	208
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/45	70	58
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	75	58
[1]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/51	150	138
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.900%	10/1/37	200	168
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	4/1/40	120	100
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	190	200
	Pennsylvania State University College & University Revenue	5.000%	9/1/34	115	116
[12]	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	270	272
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	320	321
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	60	60
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	60	60
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	115	115
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	100	92
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	50	49
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/39	120	129
[7]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	75	77
12

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	250	214
	Radnor Township PA GO	4.000%	12/1/41	90	87
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/31	70	71
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/32	330	356
[7]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	55	59
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	55	56
					7,487
Puerto Rico (1.7%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	121	121
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	500	510
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	100	106
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	50	48
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,191	1,109
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	990	991
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	200	207
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	190	146
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	54	38
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	176	165
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	350	112
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	259	61
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/53	100	88
					3,702
Rhode Island (0.6%)
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/33	230	245
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/35	300	318
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	130	133
[7]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/45	210	195
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.150%	10/1/42	190	184
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	235	228
					1,303
South Carolina (1.3%)
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	10/1/30	150	151
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	420	430
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	445	487
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/38	135	136
[2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/42	100	105
[2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	1.000%	11/1/30	295	311
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	30	30
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	185	165
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	65	67
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	235	236
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	100	101
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	25	23
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	5	5
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	15	14
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/55	100	100
	Sumter SC Waterworks & Sewer System Water Revenue	5.000%	12/1/39	440	442
					2,823
South Dakota (0.3%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	110	111
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	200	208
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	80	80
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.500%	11/1/55	300	338
					737
Tennessee (2.8%)
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	405	379
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	125	135
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	700	712
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	170	170
	Memphis TN Gas Natural Gas Revenue	5.000%	12/1/32	115	125
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/37	430	436
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	50	44
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	304
13

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/54	185	187
	Pigeon Forge TN GO	4.000%	6/1/50	955	863
	Pigeon Forge TN GO	4.000%	6/1/53	925	826
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	110	114
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	100	105
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	1,000	1,012
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	350	359
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	150	156
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	80	79
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	45	45
					6,051
Texas (11.3%)
[13]	Alamo Heights Independent School District GO	4.000%	2/1/51	500	449
[13]	Allen Independent School District GO	4.625%	2/15/48	100	101
[13]	Allen Independent School District GO	4.375%	2/15/50	100	96
[13]	Aransas County Independent School District GO	4.000%	8/15/42	50	48
[1]	Aubrey TX GO	4.000%	2/15/49	350	318
[6]	Aubrey TX Special Assessment Revenue	5.625%	12/31/55	100	92
[13]	Austin Independent School District GO	5.000%	8/1/36	300	332
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	500	511
[5]	Bastrop TX GO	4.000%	8/1/49	300	268
[13]	Blanco Independent School District GO	4.000%	2/15/47	345	321
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/32	80	85
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/50	400	325
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/26	70	70
	Buda TX GO	5.000%	8/15/33	100	108
[6]	Buda TX Special Assessment Revenue	6.000%	9/1/55	100	93
[6]	Buda TX Special Assessment Revenue	6.750%	9/1/55	100	94
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	75	78
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	130	132
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	365	400
	Chambers County TX GO	4.000%	3/1/54	1,160	1,027
[13]	Cleburne Independent School District GO	3.000%	2/15/35	100	90
	Colony TX GO	4.000%	8/15/44	235	218
	Colony TX GO	4.000%	8/15/45	330	305
	Comal County TX GO	4.000%	9/1/47	270	244
[13]	Conroe Independent School District GO	4.000%	2/15/50	250	228
[6]	Crandall TX Special Assessment Revenue	5.500%	9/15/55	100	94
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	50	50
[6]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	110	110
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/52	200	177
[6]	Denton County TX Special Assessment Revenue	6.125%	12/31/55	100	94
	Ector County TX GO	5.000%	2/15/50	450	458
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/50	500	438
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/39	50	48
	Fort Bend County Industrial Development Corp. Industrial Revenue	4.750%	11/1/42	60	58
	Fort Bend County TX GO	3.000%	3/1/43	50	39
	Fort Worth TX Water & Sewer System Water Revenue	3.125%	2/15/43	250	195
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/55	175	161
	Grayson County TX Junior College District GO	4.000%	2/15/49	450	407
[13]	Greenwood Independent School District GO	4.000%	2/15/54	500	448
	Harris County Flood Control District GO	4.000%	9/15/48	500	453
[1]	Harris County Improvement District No. 14 GO	4.000%	5/1/34	70	71
[5]	Harris County Municipal Utility District No. 530 GO	2.250%	9/1/39	75	53
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/32	65	68
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/54	30	26
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/35	300	325
	Hays County TX GO	2.750%	2/15/36	50	43
	Heath TX GO	4.000%	2/15/43	100	94
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	685	615
	Hidalgo County TX GO	5.000%	8/15/31	70	73
[2]	Housing Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/28	215	216
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	115	104
[13]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/43	180	192
[13]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/44	345	365
[13]	Jarrell Independent School District GO	4.000%	2/15/54	1,000	887
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/38	100	79
	Laredo TX GO	5.000%	2/15/40	100	106
14

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/49	800	706
[13]	Lewisville Independent School District GO	5.000%	8/15/38	55	59
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.000%	5/15/38	50	42
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/49	650	548
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	75	75
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	250	254
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	195	197
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/55	180	182
[13]	Lumberton Independent School District GO	3.000%	2/15/45	200	150
[11]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/30	55	55
[13]	Mesquite Independent School District GO	4.000%	8/15/30	50	50
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	350	314
[6]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.500%	7/1/56	240	222
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.500%	10/1/55	100	98
[13]	North East TX Independent School District GO	4.000%	8/1/52	100	91
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/29	40	41
[1]	North Texas Municipal Water District Intergovernmental Agreement Revenue	5.000%	6/1/41	55	58
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	55	55
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	105	106
[13]	Northside Independent School District GO	4.000%	8/15/49	205	187
[13]	Northside Independent School District GO PUT	2.000%	6/1/27	185	178
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/54	100	105
	Plano Independent School District GO	5.000%	2/15/36	230	250
[13]	Round Rock Independent School District GO	4.000%	8/1/44	350	334
[13]	Round Rock Independent School District GO PUT	5.000%	8/1/30	100	107
	San Antonio Education Facilities Corp. College & University Revenue (Trinity University Project)	5.000%	6/1/47	155	157
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	40	41
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	280	301
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/48	50	51
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	105	105
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	250	236
	Seguin TX GO	5.500%	9/1/59	250	268
[2]	Sherman TX GO	5.000%	8/15/44	620	645
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	200	200
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	225	197
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.125%	12/1/54	400	359
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/28	200	200
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/33	250	278
	Temple College GO	3.000%	7/1/46	255	187
	Texas A&M University College & University Revenue	5.000%	5/15/39	215	234
	Texas A&M University College & University Revenue	5.000%	5/15/42	600	639
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/32	150	167
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	300	303
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	65	67
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	150	155
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	150	156
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	125	134
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	100	100
	Texas Tech University System College & University Revenue	4.000%	2/15/43	400	383
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/43	140	56
	Texas Water Development Board Water Revenue	4.000%	10/15/32	170	171
	Texas Water Development Board Water Revenue	5.000%	10/15/32	80	84
	Texas Water Development Board Water Revenue	4.000%	8/1/36	110	110
	Texas Water Development Board Water Revenue	5.000%	10/15/45	410	411
	Texas Water Development Board Water Revenue	5.000%	4/15/49	75	76
	Texas Water Development Board Water Revenue	4.000%	4/15/51	400	357
	Texas Water Development Board Water Revenue	5.000%	10/15/53	300	303
	Travis County Healthcare District GO	2.000%	3/1/37	50	37
	Waco TX GO	4.000%	2/1/48	75	69
[13]	Weslaco Independent School District GO	4.125%	2/15/49	260	243
					24,524
Utah (0.5%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	275	292
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	100	111
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	150	169
	Utah State University College & University Revenue	2.600%	12/1/38	100	78
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	310	337
[6]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/54	100	99
					1,086
15

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vermont (0.3%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/26	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	400	402
	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	11/1/55	200	218
					720
Virginia (0.8%)
[2]	Prince William County Service Authority Water Revenue	5.000%	7/15/55	310	324
	Virginia College Building Authority College & University Revenue	4.000%	9/1/51	320	295
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/47	275	259
	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/54	275	252
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.125%	3/1/36	50	39
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	12/1/46	110	73
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.750%	9/1/60	500	501
	Virginia Resources Authority Lease Revenue	2.000%	11/1/37	80	59
					1,802
Washington (1.9%)
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	50	51
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	280	290
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	205	223
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	290	314
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	325	355
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/32	90	93
	King County School District No. 401 Highline GO	5.000%	12/1/32	50	52
[1]	Pasco Public Facilities District Sales Tax Sales Tax Revenue	5.000%	11/1/34	155	169
	Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/41	325	348
	Washington GO	5.000%	8/1/37	175	191
	Washington GO	5.000%	8/1/37	240	264
	Washington GO	5.000%	8/1/40	200	210
	Washington GO	5.000%	6/1/44	100	102
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	70	72
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	70	70
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	500	501
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	225	228
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	200	186
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	110	101
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/43	50	44
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	75	59
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	185	178
					4,101
West Virginia (0.4%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	141
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	6/1/39	155	131
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	300	296
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	100	103
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/41	135	141
					812
Wisconsin (2.6%)
	Milwaukee WI GO	4.000%	4/1/31	200	201
	Milwaukee WI GO	5.000%	12/1/33	500	546
[6]	Public Finance Authority Charter School Aid Revenue	4.500%	7/15/53	100	86
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	100	99
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.250%	11/15/61	100	101
[6]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/36	150	146
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	1,000	997
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/29	115	119
[6]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	50	52
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/34	50	51
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	6/1/55	600	601
[6]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.750%	12/1/54	100	97
[1]	Racine Unified School District GO	4.000%	4/1/45	100	94
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.250%	4/1/52	565	514
	West Allis West Milwaukee School District GO	3.000%	4/1/39	200	172
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	300	315
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	180	181
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	305	280
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	100	90
16

Core Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/60	150	147
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/39	100	100
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	95	102
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	4.875%	5/1/62	145	146
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/26	465	472
					5,709
Wyoming (0.3%)
[7]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	750	684
Total Tax-Exempt Municipal Bonds (Cost $214,887)					212,390
Taxable Municipal Bonds (0.2%)
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	730	436
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	45	28
Total Taxable Municipal Bonds (Cost $485)					464
				Shares
Temporary Cash Investments (2.5%)
Investment Company (2.5%)
[14]	Vanguard Municipal Low Duration Fund (Cost $5,424)	3.218%		542,425	5,424
Total Investments (100.2%) (Cost $220,796)					218,278
Other Assets and Liabilities—Net (-0.2%)					(441)
Net Assets (100%)					217,837
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
3	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $6,324, representing 2.9% of net assets.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Securities with a value of $71 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SOFR—Secured Overnight Financing Rate.
17

Core Tax-Exempt Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2025	(7)	(847)	5

See accompanying Notes, which are an integral part of the Financial Statements.
18

Core Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $215,372)	212,854
Affiliated Issuers (Cost $5,424)	5,424
Total Investments in Securities	218,278
Investment in Vanguard	4
Receivables for Investment Securities Sold	990
Receivables for Accrued Income	2,697
Receivables for Capital Shares Issued	2,944
Variation Margin Receivable—Futures Contracts	5
Total Assets	224,918
Liabilities
Due to Custodian	25
Payables for Investment Securities Purchased	7,047
Payables to Vanguard	9
Total Liabilities	7,081
Net Assets	217,837
At April 30, 2025, net assets consisted of:

Paid-in Capital	219,927
Total Distributable Earnings (Loss)	(2,090)
Net Assets	217,837

Net Assets
Applicable to 2,960,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	217,837
Net Asset Value Per Share	$73.59

See accompanying Notes, which are an integral part of the Financial Statements.
19

Core Tax-Exempt Bond ETF
Statement of Operations

November 19, 2024[1] to April 30, 2025
($000)
Investment Income
Income
Interest[2]	1,749
Total Income	1,749
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4
Management and Administrative	38
Marketing and Distribution	3
Custodian Fees	2
Shareholders’ Reports and Proxy Fees	—
Trustees’ Fees and Expenses	—
Professional Services	5
Total Expenses	52
Net Investment Income	1,697
Realized Net Gain (Loss) on Investment Securities Sold[2]	(145)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,518)
Futures Contracts	5
Change in Unrealized Appreciation (Depreciation)	(2,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	(961)
1	Inception.
2	Interest income from an affiliated company of the fund was $50. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Core Tax-Exempt Bond ETF
Statement of Changes in Net Assets

November 19, 2024[1] to April 30, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,697
Realized Net Gain (Loss)	(145)
Change in Unrealized Appreciation (Depreciation)	(2,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	(961)
Distributions
Total Distributions	(1,129)
Capital Share Transactions
Issued	219,928
Issued in Lieu of Cash Distributions	—
Redeemed	(1)
Net Increase (Decrease) from Capital Share Transactions	219,927
Total Increase (Decrease)	217,837
Net Assets
Beginning of Period	—
End of Period	217,837
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Core Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	November 19, 2024[1] to April 30, 2025
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	1.293
Net Realized and Unrealized Gain (Loss) on Investments	(1.809)
Total from Investment Operations	(.516)
Distributions
Dividends from Net Investment Income	(.894)
Distributions from Realized Capital Gains	—
Total Distributions	(.894)
Net Asset Value, End of Period	$73.59
Total Return	-0.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$218
Ratio of Total Expenses to Average Net Assets	0.12%
Ratio of Net Investment Income to Average Net Assets	3.93%
Portfolio Turnover Rate	5%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Core Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Core Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchage, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
23

Core Tax-Exempt Bond ETF
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $4,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	212,390	—	212,390
Taxable Municipal Bonds	—	464	—	464
Temporary Cash Investments	5,424	—	—	5,424
Total	5,424	212,854	—	218,278
Derivative Financial Instruments
Assets
Futures Contracts[1]	5	—	—	5
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	220,796
Gross Unrealized Appreciation	734
Gross Unrealized Depreciation	(3,247)
Net Unrealized Appreciation (Depreciation)	(2,513)
E.	During the period ended April 30, 2025, the fund purchased $147,804,000 of investment securities and sold $5,625,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $69,037,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital shares issued and redeemed were:

November 19, 2024[1] to April 30,2025
Shares (000)
Issued	2,960
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	2,960
1	Inception.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
24

Core Tax-Exempt Bond ETF
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2025, one shareholder was the record or beneficial owner of 47% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0402 062025
25

Financial Statements
For the period ended April 30, 2025
Vanguard Short Duration Tax-Exempt Bond ETF

Contents
Financial Statements	1

Short Duration Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (5.7%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	100	104
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/26	55	56
[1]	Alabama State University College & University Revenue	5.000%	9/1/27	70	72
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	115	121
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	60	61
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/27	50	51
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	150	151
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/26	50	50
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/29	280	275
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/26	100	101
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/28	200	206
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	135	141
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	60	63
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	65	65
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	190	189
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	300	314
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	150	158
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	260	276
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/31	100	104
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	185	181
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	150	161
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	205	219
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	3.000%	2/1/29	135	129
	Jacksonville Public Educational Building Authority Lease Revenue	4.000%	7/1/28	50	50
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/29	50	52
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	175	175
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/28	75	78
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	150	157
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	225	235
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/33	100	105
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	235	234
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	150	159
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	255	264
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/31	160	167
	Troy Hospital Health Care Authority Health, Hospital, Nursing Home Revenue	3.125%	3/1/32	50	46
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	60	61
					5,031
Alaska (0.5%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.150%	6/1/31	100	88
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/28	100	106
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	195	205
					399
Arizona (1.4%)
[2]	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/55	100	110
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/26	150	153
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	50	51
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	125	125
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	65	66
[2]	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/29	100	108
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	150	152
	Pima County IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	115	122
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	200	205
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	100	102
					1,194
Arkansas (0.5%)
[3]	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/27	150	151
1

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	250	254
					405
California (11.9%)
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	150	149
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	200	190
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.870%	4/1/36	50	50
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	110	114
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	90	93
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	250	263
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	355	380
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	50	52
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	50	53
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/32	180	189
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/32	80	84
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/32	155	160
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	350	349
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	405	426
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	305	302
[4]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.070%	2/1/52	150	143
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	80	84
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	160	167
	California GO	5.000%	10/1/26	120	123
	California GO	5.000%	8/1/27	150	157
	California GO	5.000%	3/1/28	200	211
	California GO	5.000%	3/1/29	160	171
	California GO	5.000%	8/1/29	95	98
	California GO	5.000%	3/1/30	100	109
	California GO	5.000%	8/1/30	200	218
	California GO	5.000%	3/1/31	200	220
	California GO	5.000%	8/1/31	150	166
	California GO	5.000%	3/1/32	100	111
[5]	California GO	5.250%	8/1/32	75	84
	California GO	5.000%	10/1/32	155	170
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	195	197
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	290	299
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	250	255
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	175	173
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	80	82
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	125	127
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	100	100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/28	100	98
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/31	100	100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	125	132
	California State University College & University Revenue PUT	1.600%	11/1/26	265	256
	California State University College & University Revenue PUT	3.125%	11/1/26	125	125
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	145	148
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	110	112
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.250%	5/15/31	65	62
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/28	160	165
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	1.900%	6/1/31	65	56
	Lake Elsinore Public Financing Authority Special Tax Revenue	5.000%	9/1/27	50	50
[7]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/31	300	326
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	75	77
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	90	92
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	185	192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	60	63
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	100	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	50	51
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	150	157
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	100	107
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	65	67
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	75	76
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	180	189
	Oro Grande Elementary School District COP	4.000%	9/15/26	100	100
	San Francisco Unified School District GO	5.000%	6/15/30	100	109
2

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/27	70	70
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/28	80	83
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	200	208
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	30	30
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	110	113
	Tustin Community Facilities District Special Tax Revenue	5.000%	9/1/28	100	100
	Upland CA COP	5.000%	1/1/30	135	139
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	100	104
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	212
					10,521
Colorado (1.8%)
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/29	50	51
	Board of Governors of Colorado State University System College & University Revenue PUT	4.500%	3/1/32	55	57
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	65	65
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/31	145	153
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project)	5.000%	5/15/28	150	150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	70	70
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	350	367
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	140	140
	Denver CO City & County GO	5.000%	8/1/28	65	69
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/26	50	50
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	75	78
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	100	82
	Northglenn Urban Renewal Authority Tax Increment/Allocation Revenue	4.000%	12/1/28	235	237
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	45	45
					1,614
Connecticut (1.5%)
	Connecticut GO	5.000%	4/15/26	160	163
	Connecticut GO	5.000%	1/15/28	110	116
[2]	Connecticut GO	5.000%	3/15/29	100	107
	Connecticut GO	5.000%	3/15/31	150	151
[2]	Connecticut GO	5.000%	3/15/31	100	110
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	200	199
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	175	174
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	75	77
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/30	100	99
	Washington CT BAN GO	4.000%	12/2/25	125	125
					1,321
Delaware (0.3%)
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	250	264
District of Columbia (1.5%)
	District of Columbia College & University Revenue	5.000%	4/1/31	265	270
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	8/1/25	250	250
[3]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	9/1/26	335	333
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/27	125	130
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/28	100	104
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/28	100	99
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	100	99
					1,285
Florida (4.5%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	105	113
	Broward County FL School District COP	5.000%	7/1/27	75	78
	Broward County FL School District COP	5.000%	7/1/30	50	55
	Broward County FL School District COP	5.000%	7/1/31	80	80
[6]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/26	100	100
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	65	65
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/28	50	53
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	150	151
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	50	53
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/32	70	72
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	95	96
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	125	126
[9]	Florida Municipal Loan Council Water Revenue	5.000%	10/1/28	205	217
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	60	61
3

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/28	150	155
	Lakeland FL Health, Hospital, Nursing Home Revenue	3.000%	11/15/32	140	127
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/27	100	100
[5]	Marion County School Board COP	5.000%	6/1/31	120	130
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	150	152
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	50	51
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	50	51
	Miami-Dade County FL GO	5.000%	7/1/27	150	153
	Miami-Dade County FL GO	4.000%	7/1/31	100	100
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	150	150
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/26	100	99
	Miami-Dade County School Board COP	5.000%	5/1/25	105	105
	Miami-Dade County School Board COP	5.000%	5/1/28	265	265
	Miami-Dade County School Board COP	4.000%	8/1/29	50	50
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	100	90
	Palm Beach County School District COP	5.000%	8/1/28	60	60
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	50	51
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	110	111
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	75	80
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	204
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/29	205	215
[6]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/29	100	99
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/30	100	100
					4,018
Georgia (2.6%)
[3]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/28	100	100
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	130	132
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/26	70	70
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	65	66
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/27	100	100
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/27	100	100
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	170	173
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	150	156
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	40	40
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	145	145
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	70	72
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	100	99
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	225	233
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	30	31
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/31	225	236
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	150	157
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	135	140
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/32	95	99
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/30	75	74
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/31	35	34
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/28	50	52
					2,309
Guam (0.6%)
[6]	Guam Education Financing Foundation COP	5.000%	10/1/26	170	169
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	70	72
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	55	57
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	125	130
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	125	131
					559
Hawaii (0.6%)
[2]	Hawaii County HI GO	5.000%	9/1/28	100	106
	Hawaii GO	5.000%	1/1/27	50	52
	Hawaii GO	5.000%	10/1/31	80	81
	Honolulu HI City & County GO	5.000%	11/1/27	100	105
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	100	104
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/31	50	50
					498
Illinois (9.3%)
	Chicago Board of Education GO	4.000%	12/1/27	200	198
[8]	Chicago Board of Education GO	0.000%	12/1/29	90	74
[8]	Chicago Board of Education GO	0.000%	12/1/29	50	41
4

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Chicago Board of Education GO	0.000%	12/1/31	200	150
	Chicago IL GO	5.000%	1/1/27	295	297
	Chicago IL GO	5.000%	1/1/28	100	103
	Chicago IL GO	5.000%	1/1/29	100	104
	Chicago IL GO	5.625%	1/1/30	50	51
	Chicago IL GO	5.000%	1/1/31	100	105
	Chicago IL GO	0.000%	1/1/32	100	75
	Chicago IL GO	4.000%	1/1/32	150	148
[8]	Chicago IL GO, ETM	0.000%	1/1/27	120	113
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/27	100	99
[8]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/27	150	141
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	95	100
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	115	118
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	100	102
[5]	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	200	207
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	70	72
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	205	206
	DuPage County Community High School District No. 94 West Chicago GO	4.000%	1/1/31	125	126
	Illinois Finance Authority Charter School Aid Revenue	5.000%	12/1/29	150	154
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	200	202
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	245	249
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/30	255	260
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	55	56
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	50	52
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	125	125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	150	151
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	175	179
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	65	66
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	155	156
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	315	325
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/32	160	150
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	150	153
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	170	170
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/30	100	105
[2]	Illinois Finance Authority Water Revenue	5.000%	7/1/30	100	107
	Illinois Finance Authority Water Revenue	5.000%	7/1/30	105	114
	Illinois Finance Authority Water Revenue	5.000%	1/1/31	100	109
	Illinois GO	5.000%	10/1/26	55	56
	Illinois GO	5.000%	3/1/27	100	103
	Illinois GO	5.000%	5/1/29	180	187
	Illinois GO	5.000%	11/1/29	150	155
[5]	Illinois GO	4.000%	2/1/31	50	50
	Illinois GO	4.125%	11/1/31	120	119
	Illinois GO	5.000%	12/1/31	55	59
	Illinois GO	5.000%	3/1/32	140	148
[3]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	80	80
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/32	100	100
	Illinois Sales Tax Revenue	4.000%	6/15/30	140	140
	Illinois Sales Tax Revenue	5.000%	6/15/30	50	52
	Illinois Sales Tax Revenue	5.000%	6/15/31	150	161
	Illinois Sales Tax Revenue	4.000%	6/15/32	70	69
[5]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	100	100
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/27	100	94
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	135	102
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/26	100	96
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/29	170	173
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	250	259
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/29	175	185
[5]	University of Illinois College & University Revenue	5.000%	4/1/31	100	104
[10]	Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Collage GO, 6.000% coupon rate effective 8/19/25	4.000%	1/1/35	150	147
					8,252
Indiana (0.3%)
	Gary Community School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	100	100
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	110	112
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/31	50	52
					264
5

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Iowa (0.5%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	160	161
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	55	56
	Iowa Finance Authority Lease Revenue	5.000%	8/1/28	90	96
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	90	96
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	65	70
					479
Kansas (0.5%)
	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.000%	3/1/31	90	88
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/28	100	100
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	250	258
					446
Kentucky (1.9%)
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/32	190	191
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/25	150	151
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	50	50
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	520	521
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/29	100	105
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	135	140
	Lexington-Fayette Urban County Government GO	4.000%	9/1/30	175	174
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	115	117
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	90	95
	Madison County KY GO	5.000%	3/1/28	110	116
					1,660
Louisiana (1.5%)
	Jefferson Parish Finance Authority Local or Guaranteed Housing Revenue	3.750%	7/1/29	55	55
[4]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	3.552%	5/1/43	85	85
[3]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Arbours at Acadiana Project) PUT	5.000%	4/1/27	250	257
[3]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	200	206
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue	4.000%	8/1/26	100	100
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	100	102
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/29	175	179
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	210	207
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/28	50	49
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/28	60	62
					1,302
Maine (0.2%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	200	205
Maryland (0.4%)
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/29	50	50
	Maryland GO	5.000%	8/1/26	200	205
	Prince George's County MD GO	5.000%	8/1/29	100	108
					363
Massachusetts (1.2%)
[5]	Commonwealth of Massachusetts GO	5.250%	11/1/26	55	57
[2]	Commonwealth of Massachusetts GO	5.000%	7/1/30	100	109
	Commonwealth of Massachusetts GO	5.000%	7/1/31	150	153
	Commonwealth of Massachusetts GO	5.000%	7/1/32	100	100
[2]	Commonwealth of Massachusetts GO	5.000%	7/1/32	100	112
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	65	67
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/29	100	100
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	100	104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	95	88
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	1.000%	8/15/31	100	106
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/26	100	101
					1,097
Michigan (0.8%)
	Detroit MI GO	5.000%	4/1/30	70	72
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	75	75
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.520%	12/1/39	120	120
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	65	67
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	75	75
6

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/32	100	107
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	200	201
					717
Minnesota (1.3%)
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	156
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	130	133
	Minnesota Appropriations Revenue	5.000%	3/1/27	75	78
[11]	Minnesota Appropriations Revenue	5.000%	3/1/28	440	463
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	50	51
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	50	53
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/27	100	100
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	110	110
					1,144
Mississippi (0.7%)
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/29	75	69
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/27	150	154
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	55	57
	Mississippi State University Educational Building Corp. College & University Revenue (Campus Improvement Project)	5.000%	11/1/26	100	101
	Warren County MS GO	4.000%	10/1/27	185	184
	Warren County MS Industrial Revenue PUT	1.375%	6/16/25	85	85
					650
Missouri (0.9%)
	Kansas City MO School District COP	5.000%	4/1/30	100	107
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	100	108
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	100	103
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	40	40
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	150	156
	University of Missouri of Curators College & University Revenue	5.000%	11/1/27	150	157
					771
Montana (0.2%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	55	54
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	150	157
					211
Nebraska (1.3%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	55	55
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	435	451
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	125	129
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	80	80
[2]	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/31	100	109
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	200	210
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/29	105	106
					1,140
Nevada (0.2%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	60	64
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	150	153
					217
New Hampshire (0.3%)
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	150	152
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	150	154
					306
New Jersey (3.3%)
[6]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/30	100	99
	Jersey City Municipal Utilities Authority Water Revenue (Water Project)	5.000%	5/1/26	100	102
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	185	176
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/29	225	238
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/30	210	199
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	40	38
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	50	47
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/26	100	103
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	215	218
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	120	123
7

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	65	66
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	275	280
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	50	49
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.400%	4/1/29	120	120
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	50	50
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	150	142
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	130	132
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	55	48
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	125	105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	100	81
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	200	205
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	60	63
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	175	180
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	50	51
					2,915
New Mexico (0.7%)
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	50	50
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	105	105
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	100	100
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	70	70
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/30	55	58
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	95	99
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	80	86
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/28	50	50
					618
New York (7.6%)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	70	69
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	75	74
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	215	209
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	135	139
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	125	128
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	200	204
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	50	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	100	102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	100	110
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/26	100	102
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/31	100	101
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/32	90	81
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	195	194
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	50	49
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	150	150
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/29	100	98
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/29	100	101
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	100	108
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	75	77
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	135	141
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	90	96
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	150	151
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	85	92
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	100	108
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	150	165
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/29	150	125
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/31	50	50
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	90	66
	New York NY GO	5.000%	8/1/27	85	89
	New York NY GO	5.000%	8/1/28	150	159
	New York NY GO	5.000%	8/1/28	145	151
	New York NY GO	5.000%	8/1/29	200	215
	New York NY GO	5.000%	10/1/30	50	53
	New York NY GO	5.000%	8/1/31	200	220
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	100	107
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	50	51
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	50	52
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	100	107
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	85	87
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	55	56
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	60	54
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/29	125	132
8

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	100	105
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	235	229
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	50	49
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	170	166
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	80	80
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/30	100	99
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/31	100	97
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/29	100	102
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/30	205	209
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/31	190	194
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	75	78
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/32	70	72
[2]	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/29	100	108
[2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/31	100	109
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	185	144
					6,724
North Carolina (1.1%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	200	211
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	1.375%	6/16/25	200	199
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/30	100	108
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	50	53
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	150	156
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	150	147
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/30	60	61
					935
Ohio (3.0%)
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/30	165	167
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	225	228
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	150	150
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	100	106
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/30	60	63
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	50	51
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/33	50	50
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/29	100	96
	Ohio GO, ETM	5.000%	8/1/28	65	69
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	80	82
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/30	160	165
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	190	191
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	65	66
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	185	202
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	110	108
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/26	100	102
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	115	124
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	180	182
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	50	50
	University of Akron College & University Revenue	5.000%	1/1/27	210	210
	University of Akron College & University Revenue	5.000%	1/1/30	100	107
[4,6]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.896%	6/1/36	100	98
					2,667
Oklahoma (0.4%)
	Oklahoma Capitol Improvement Authority Lease Revenue (Capitol Repair Project)	5.000%	1/1/30	80	83
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/31	60	65
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/30	115	125
	University of Oklahoma College & University Revenue	5.000%	7/1/32	60	60
					333
Oregon (1.7%)
	Oregon (Article XI-M Seismic Projects) GO	5.000%	6/1/31	155	160
	Oregon (Article Xi-Q-State Project) GO	5.000%	5/1/31	150	166
	Oregon GO	5.000%	5/1/31	150	153
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	225	237
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/32	190	204
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	4.125%	11/15/32	75	75
[2]	Oregon State Lottery Revenue	5.000%	4/1/29	100	107
[2]	Oregon State Lottery Revenue	5.000%	4/1/31	100	110
9

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Tri-County Metropolitan Transportation District Government Fund/Grant Revenue	5.000%	10/1/28	200	208
	Washington Clackamas & Yamhill Counties School District No. 88J GO	5.000%	6/15/29	50	52
					1,472
Pennsylvania (5.4%)
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/27	50	51
[9]	Brentwood PA School District GO	5.000%	5/15/28	170	178
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	105	100
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/32	75	75
	Commonwealth of Pennsylvania GO	5.000%	8/15/27	250	261
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	55	57
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	125	132
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	75	75
[5]	Erie School District GO	5.000%	4/1/29	50	53
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	125	128
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	200	204
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/26	150	151
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	150	156
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	200	200
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	3.000%	8/15/33	105	98
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	150	158
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/30	100	105
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	55	55
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/30	145	153
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	100	101
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	6/15/29	90	95
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	95	92
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	110	113
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	175	184
[5]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	200	203
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	150	155
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	100	102
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	200	205
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	160	164
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/31	225	226
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	145	148
[4,5,6]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.852%	9/1/40	100	98
	School District of Philadelphia GO	5.000%	9/1/27	100	104
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	100	100
	Upper Providence Township PA GO	1.500%	5/1/27	90	84
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	75	76
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	150	150
					4,790
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	15	15
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	100	102
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	150	156
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	150	159
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	171
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	250	229
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	165	139
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	150	115
					1,086
Rhode Island (0.6%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	110	112
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	50	50
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	35	34
[3]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/27	205	205
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/29	100	102
					503
South Carolina (0.5%)
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	105	110
[2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	1.000%	11/1/30	100	105
[2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	1.000%	11/1/32	100	106
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	85	86
10

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	50	54
					461
South Dakota (0.2%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	65	66
	South Dakota State Building Authority Lease (Appropriation) Revenue	4.000%	6/1/28	125	128
					194
Tennessee (3.2%)
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/27	200	198
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	165	170
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	240	243
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	50	50
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/26	100	100
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/28	70	73
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	5/1/30	75	80
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	7/1/30	295	305
	Shelby County TN GO	5.000%	4/1/27	140	145
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	190	190
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/29	445	463
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/30	100	105
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	175	177
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	40	41
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	100	100
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.450%	7/1/30	70	65
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	300	307
					2,812
Texas (10.0%)
[12]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	25	27
[12]	Austin Independent School District GO	5.000%	8/1/28	100	106
	Austin TX GO	5.000%	9/1/27	100	104
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	130	135
[12]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	150	150
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/28	75	79
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/30	100	100
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	150	153
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	150	153
[12]	Dallas Independent School District GO	5.000%	2/15/30	100	108
[12]	Dallas Independent School District GO PUT	5.000%	2/15/27	50	51
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	50	50
[6]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	115	115
[12]	Dickinson Independent School District GO PUT	3.500%	8/1/25	155	155
[2,12]	Fort Bend Independent School District GO PUT	3.800%	8/1/28	100	100
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	200	203
	Garland TX Water & Sewer System Water Revenue	5.000%	3/1/27	125	129
[5]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	285	301
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	65	71
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.470%	7/1/49	65	65
	Harris County Flood Control District GO	5.000%	10/1/31	100	108
[1]	Harris County Municipal Utility District No. 71 GO	4.000%	9/1/29	55	55
[1]	Harris County Municipal Utility District No. 82 GO	2.000%	10/1/31	50	42
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/30	110	119
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/32	50	36
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/34	50	31
[2]	Housing Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/28	100	100
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	135	145
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	185	185
	Houston TX GO	5.000%	3/1/30	100	107
[12]	Hutto Independent School District GO PUT	2.000%	8/1/25	100	100
	Ingleside TX GO	5.000%	2/1/30	120	128
	Irving TX GO	4.000%	9/15/32	100	100
[12]	Katy Independent School District GO PUT	4.000%	8/15/26	75	76
[12]	Kilgore Independent School District GO	5.000%	2/15/27	125	129
[12]	Leander Independent School District GO	5.000%	8/15/31	110	115
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	110	110
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	90	91
[7]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/30	200	202
11

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	105	105
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	80	83
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/30	150	151
[12]	Northside Independent School District GO PUT	3.000%	8/1/26	85	84
[12]	Northwest Independent School District GO	4.000%	2/15/27	30	30
	Pearland TX GO	5.000%	3/1/30	85	86
[12]	Plainview Independent School District GO PUT	4.000%	8/15/26	75	75
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/30	140	153
[12]	Prosper Independent School District GO PUT	3.000%	8/15/25	225	225
[12]	Prosper Independent School District GO PUT	4.000%	8/15/26	155	156
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	100	100
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	150	153
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	165	163
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	280	280
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	60	57
[12]	San Antonio TX Independent School District GO	5.000%	8/15/28	85	90
[12]	Spring Branch Independent School District GO	5.000%	2/1/29	140	150
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	115	115
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	125	124
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	100	104
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	175	177
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/28	100	100
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/29	180	195
	Texas GO	5.000%	4/1/32	100	101
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	150	153
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	50	51
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	125	129
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	170	179
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/30	55	58
	Texas Water Development Board Water Revenue	5.000%	8/1/27	75	78
	Texas Water Development Board Water Revenue	5.000%	8/1/29	125	130
	Texas Water Development Board Water Revenue	4.000%	10/15/31	105	106
	Texas Water Development Board Water Revenue	5.000%	8/1/32	50	56
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	150	151
	University of Houston College & University Revenue	5.000%	2/15/27	50	52
	Williamson County TX GO	5.000%	2/15/29	50	53
	Williamson County TX GO	4.000%	2/15/33	235	235
					8,822
Utah (0.5%)
	Utah Associated Municipal Power Systems Electric Power & Light Revenue	5.000%	9/1/30	195	201
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/55	100	113
	Utah State University Local or Guaranteed Housing Revenue	5.000%	4/1/27	110	114
					428
Vermont (0.3%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/26	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	125	126
					226
Virginia (0.9%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.400%	12/1/25	150	150
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	150	161
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	100	101
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/29	70	72
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	100	104
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.400%	6/1/28	60	59
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	65	68
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	70	73
					788
Washington (1.9%)
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	115	120
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/30	185	193
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/32	80	81
	University of Washington College & University Revenue PUT	4.000%	8/1/27	200	202
	Washington GO	4.000%	7/1/27	225	230
	Washington GO	5.000%	8/1/31	75	76
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	55	58
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	125	125
[6]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	165	177
12

Short Duration Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	5.000%	5/1/29	75	77
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/33	130	130
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/30	140	144
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	75	77
					1,690
West Virginia (0.2%)
	West Virginia Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/1/26	50	50
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/27	100	103
					153
Wisconsin (1.6%)
	Janesville School District GO	5.000%	3/1/29	100	107
	Milwaukee WI GO	5.000%	4/1/26	120	122
	Milwaukee WI GO	3.000%	3/1/31	60	56
	Milwaukee WI GO	4.000%	4/1/31	85	85
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	110	109
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	165	163
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/29	150	146
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	30	30
	Public Finance Authority Health, Hospital, Nursing Home Revenue, Prere. PUT	4.000%	10/1/30	20	21
[6]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/36	100	97
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	245	244
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/29	115	119
[6]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	50	51
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	50	51
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	35	35
					1,436
Total Tax-Exempt Municipal Bonds (Cost $88,069)					87,695
Taxable Municipal Bonds (0.0%)
Puerto Rico (0.0%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	62	37
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	11	7
Total Taxable Municipal Bonds (Cost $45)					44
13

Short Duration Tax-Exempt Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.2%)
Investment Company (2.2%)
[13]	Vanguard Municipal Low Duration Fund (Cost $1,943)	3.218%	194,346	1,943
Total Investments (101.4%) (Cost $90,057)				89,682
Other Assets and Liabilities—Net (-1.4%)				(1,266)
Net Assets (100%)				88,416
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
3	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $1,500, representing 1.7% of net assets.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Step bond.
11	Securities with a value of $11 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10 Year U.S. Treasury Note	June 2025	(3)	(337)	(4)

See accompanying Notes, which are an integral part of the Financial Statements.
14

Short Duration Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $88,114)	87,739
Affiliated Issuers (Cost $1,943)	1,943
Total Investments in Securities	89,682
Investment in Vanguard	2
Receivables for Accrued Income	1,074
Total Assets	90,758
Liabilities
Due to Custodian	13
Payables for Investment Securities Purchased	2,325
Payables to Vanguard	4
Variation Margin Payable—Futures Contracts	—
Total Liabilities	2,342
Net Assets	88,416
At April 30, 2025, net assets consisted of:

Paid-in Capital	88,556
Total Distributable Earnings (Loss)	(140)
Net Assets	88,416

Net Assets
Applicable to 1,180,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	88,416
Net Asset Value Per Share	$74.93

See accompanying Notes, which are an integral part of the Financial Statements.
15

Short Duration Tax-Exempt Bond ETF
Statement of Operations

November 19, 2024[1] to April 30, 2025
($000)
Investment Income
Income
Interest[2]	854
Total Income	854
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	24
Marketing and Distribution	—
Custodian Fees	1
Shareholders’ Reports and Proxy Fees	9
Trustees’ Fees and Expenses	—
Professional Services	5
Total Expenses	39
Fees Waived/Expenses Reimbursed—Note C	(9)
Net Expenses	30
Net Investment Income	824
Realized Net Gain (Loss) on Investment Securities Sold[2]	—
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(375)
Futures Contracts	(4)
Change in Unrealized Appreciation (Depreciation)	(379)
Net Increase (Decrease) in Net Assets Resulting from Operations	445
1	Inception.
2	Interest income from an affiliated company of the fund was $11. There was no realized net gain (loss) or change in unrealized appreciation (depreciation) during the period. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
16

Short Duration Tax-Exempt Bond ETF
Statement of Changes in Net Assets

November 19, 2024[1] to April 30, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	824
Realized Net Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(379)
Net Increase (Decrease) in Net Assets Resulting from Operations	445
Distributions
Total Distributions	(585)
Capital Share Transactions
Issued	88,557
Issued in Lieu of Cash Distributions	—
Redeemed	(1)
Net Increase (Decrease) from Capital Share Transactions	88,556
Total Increase (Decrease)	88,416
Net Assets
Beginning of Period	—
End of Period	88,416
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Short Duration Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	November 19, 2024[1] to April 30, 2025
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	1.106
Net Realized and Unrealized Gain (Loss) on Investments	(.355)
Total from Investment Operations	.751
Distributions
Dividends from Net Investment Income	(.821)
Distributions from Realized Capital Gains	—
Total Distributions	(.821)
Net Asset Value, End of Period	$74.93
Total Return	1.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$88
Ratio of Total Expenses to Average Net Assets	0.12%
Ratio of Net Investment Income to Average Net Assets	3.32%
Portfolio Turnover Rate	4%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Short Duration Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Short Duration Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchage, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended April 30, 2025, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Low Duration Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
19

Short Duration Tax-Exempt Bond ETF
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $9,000 (0.04%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	87,695	—	87,695
Taxable Municipal Bonds	—	44	—	44
Temporary Cash Investments	1,943	—	—	1,943
Total	1,943	87,739	—	89,682
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(4)	—	—	(4)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	90,057
Gross Unrealized Appreciation	154
Gross Unrealized Depreciation	(533)
Net Unrealized Appreciation (Depreciation)	(379)
F.	During the period ended April 30, 2025, the fund purchased $50,380,000 of investment securities and sold $2,420,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $39,233,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital shares issued and redeemed were:

November 19, 2024[1] to April 30,2025
Shares (000)
Issued	1,180
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	1,180
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
20

Short Duration Tax-Exempt Bond ETF
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2025, one shareholder was the record or beneficial owner of 32% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0392 062025
21

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Municipal Bond Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	169,742,101,930	1,165,028,215	N/A	N/A
Mark Loughridge	168,949,000,093	1,958,130,051	N/A	N/A
Scott C. Malpass	169,004,018,590	1,903,111,554	N/A	N/A
John Murphy	169,861,938,786	1,045,191,358	N/A	N/A
Lubos Pastor	169,844,318,090	1,062,812,054	N/A	N/A
Rebecca Patterson	169,892,824,829	1,014,305,315	N/A	N/A
André F. Perold	169,769,654,424	1,137,475,721	N/A	N/A
Salim Ramji	169,751,186,653	1,155,943,491	N/A	N/A
Sarah Bloom Raskin	169,531,379,910	1,375,750,234	N/A	N/A
Grant Reid	169,818,761,980	1,088,368,164	N/A	N/A
David Thomas	169,657,477,322	1,249,652,822	N/A	N/A
Barbara Venneman	169,803,208,131	1,103,922,013	N/A	N/A
Peter F. Volanakis	169,028,210,508	1,878,919,636	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Municipal Money Market Fund

The board of trustees of Vanguard Municipal Money Market Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Ultra-Short-Term Tax-Exempt Fund

The board of trustees of Vanguard Ultra-Short-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Limited-Term Tax-Exempt Fund

The board of trustees of Vanguard Limited-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Intermediate-Term Tax-Exempt Fund

The board of trustees of Vanguard Intermediate-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Long-Term Tax-Exempt Fund

The board of trustees of Vanguard Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – High-Yield Tax-Exempt Fund

The board of trustees of Vanguard High-Yield Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Tax-Exempt Bond Index Fund

The board of trustees of Vanguard Tax-Exempt Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Intermediate-Term Tax-Exempt Bond ETF

The board of trustees of Vanguard Intermediate-Term Tax-Exempt Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2024; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception in 2024, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Core Tax-Exempt Bond ETF

In July 2024, the Board of Vanguard Municipal Bond Funds approved the launch of Vanguard Core Tax-Exempt Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in November 2024.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Trustees Approve Advisory Arrangement – Short Duration Tax-Exempt Bond ETF

In July 2024, the Board of Vanguard Municipal Bond Funds approved the launch of Vanguard Short Duration Tax-Exempt Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in November 2024.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.